UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31
Date of reporting period: May 31, 2013

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Term Loans (M) 86.0%				$2,703,969,300

(Cost $2,682,429,767)

Consumer Discretionary 27.6%				868,069,525

Auto Components - 2.1%
Allison Transmission, Inc.	2.950	08/07/17	$5,177,423	5,190,367
Allison Transmission, Inc.	4.250	08/23/19	11,168,875	11,238,680
August LuxUK Holding Company	5.000	04/27/18	6,692,402	6,742,595
August US Holding Company, Inc.	5.250	04/27/18	5,148,098	5,186,709
Schaeffler AG	4.250	01/27/17	33,700,000	34,095,638
UCI International, Inc.	5.500	07/26/17	3,883,483	3,898,046

Automobiles - 0.2%
Chrysler Group LLC	6.000	05/24/17	4,987,310	5,045,197

Diversified Consumer Services - 2.0%
Bakercorp International, Inc.	4.250	02/14/20	15,861,855	15,921,337
Laureate Education, Inc.	5.250	06/18/18	23,363,768	23,383,230
Monitronics International, Inc.	4.250	03/23/18	16,367,423	16,537,923
SRS Distribution, Inc.	4.750	09/01/19	8,300,000	8,336,313

Hotels, Restaurants & Leisure - 7.9%
Caesars Entertainment Operating Company, Inc.	5.443	01/26/18	35,630,433	31,855,852
Caesars Entertainment Operating Company, Inc.	9.500	10/31/16	16,559,183	16,593,675
CCM Merger, Inc.	5.000	03/01/17	24,287,960	24,470,120
DineEquity, Inc.	3.750	10/19/17	7,505,398	7,574,591
Equinox Fitness Clubs	9.750	05/16/20	8,520,000	8,733,000
Equinox Holdings, Inc.	4.250	01/31/20	22,130,000	22,268,313
Golden Nugget, Inc.	3.200	06/30/14	1,698,213	1,639,625
Golden Nugget, Inc.	3.200	06/30/14	3,022,373	2,918,102
Insignia Vessel Acquisition	5.063	04/27/15	1,128,892	1,111,018
Landry's, Inc.	4.750	04/24/18	27,051,750	27,344,802
Las Vegas Sands LLC	2.700	11/23/16	21,870,850	21,874,766
MGM Resorts International	3.284	12/20/17	2,992,500	2,995,463
MGM Resorts International	3.500	12/20/19	14,039,813	14,204,345
OSI Restaurant Partners LLC	3.500	10/25/19	3,000,000	2,997,750
Pinnacle Entertainment, Inc.	4.000	03/19/19	7,177,500	7,186,472
QCE LLC	9.000	01/24/17	13,783,133	6,202,410
Seven Seas Cruises S de RL LLC	4.750	12/21/18	14,880,000	14,991,600
Station Casinos LLC	5.000	03/01/20	15,040,000	15,162,200
Stockbridge SBE Holdings LLC	13.000	05/02/17	10,000,000	10,600,000
Wendy's International, Inc.	3.250	05/15/19	9,515,206	9,538,994

Household Durables - 0.3%
Wilsonart International Holding LLC	4.000	10/31/19	10,254,300	10,254,300

Household Products - 0.5%
Anchor Hocking LLC	7.500	05/06/20	14,460,000	14,568,450

Leisure Equipment & Products - 0.3%
Leslie's Poolmart, Inc.	5.230	10/16/19	8,901,292	8,980,451

Media - 9.1%
Acosta, Inc.	5.000	03/02/18	21,566,419	21,737,160
Advantage Sales & Marketing LLC	4.250	12/18/17	12,183,533	12,335,827
AMC Entertainment, Inc.	3.500	04/30/20	5,000,000	5,011,460
Bresnan Broadband Holdings LLC	4.500	12/14/17	6,501,657	6,517,911
Cengage Learning Acquisitions, Inc.	5.700	07/05/17	37,480,825	29,347,486

1

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

Charter Communications Operating LLC (T)	TBD	04/10/20	$7,430,000	$7,394,916
Crossmark Holdings, Inc.	4.500	12/20/19	8,249,325	8,233,858
CSC Holdings LLC	2.694	04/17/20	11,080,000	11,033,830
Getty Images, Inc.	4.750	10/18/19	26,085,875	26,216,304
Kabel Deutschland GmbH	3.250	02/01/19	10,604,630	10,626,719
NEP Broadcasting LLC	4.750	01/18/20	22,882,650	23,090,035
Nielsen Finance LLC	2.199	02/02/17	3,379,934	3,391,764
Nielsen Finance LLC	2.949	05/02/16	11,867,907	11,963,278
Sinclair Television Group, Inc.	3.000	04/09/20	9,430,000	9,477,150
TWCC Holding Corp.	3.500	02/13/17	17,033,551	17,169,820
Univision Communications, Inc	4.500	03/02/20	29,872,691	29,779,339
Univision Communications, Inc. (T)	TBD	03/02/20	7,240,000	7,182,681
Virgin Media, Inc. (T)	TBD	02/17/20	19,830,000	19,802,456
Visant Corp.	5.250	12/22/16	25,548,617	24,909,902

Multiline Retail - 0.9%
The Neiman Marcus Group, Inc.	4.000	05/16/18	29,767,494	29,735,613

Specialty Retail - 3.8%
Freedom Group, Inc.	5.500	04/19/19	10,922,593	10,895,286
Gymboree Corp.	5.000	02/23/18	24,564,771	24,090,524
J Crew Group, Inc.	4.000	03/07/18	11,515,654	11,577,930
Michaels Stores, Inc.	3.750	01/28/20	24,210,000	24,320,761
Party City Holdings, Inc.	4.250	07/29/19	31,998,584	32,094,580
Petco Animal Supplies, Inc.	4.000	11/24/17	15,753,072	15,885,996

Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	3.250	02/13/20	14,517,500	14,604,605

Consumer Staples 7.0%				221,347,043

Beverages - 1.0%
Dunkin' Brands, Inc.	3.750	02/14/20	30,944,976	31,072,067

Food & Staples Retailing - 2.2%
AdvancePierre Foods	5.750	07/10/17	14,864,000	14,938,320
AdvancePierre Foods	9.500	10/10/17	11,420,000	11,667,437
CSM Bakery Supplies (T)	TBD	05/22/20	17,300,000	17,213,500
CSM Bakery Supplies (T)	TBD	05/21/21	8,100,000	8,150,625
Michael Foods Group, Inc.	4.250	02/23/18	5,507,582	5,576,427
SUPERVALU, Inc.	5.000	03/21/19	13,132,807	13,071,254

Food Products - 2.7%
Brickman Group Holdings, Inc.	5.500	10/14/16	4,290,630	4,333,537
Candy Intermediate Holdings	7.507	06/18/18	20,743,250	20,795,108
Del Monte Foods Company	4.000	03/08/18	36,020,969	36,188,201
Dole Food Company, Inc.	3.750	04/01/20	9,630,000	9,666,113
H.J. Heinz Company (T)	TBD	03/27/19	1,570,000	1,577,850
H.J. Heinz Company (T)	TBD	03/27/20	13,290,000	13,417,358

Health Care Providers & Services - 0.3%
Ardent Medical Services, Inc.	6.750	07/02/18	8,388,975	8,514,810

Household Products - 0.8%
Huish Detergents, Inc.	5.500	03/23/20	14,860,000	14,948,239
Yankee Candle Company, Inc.	5.250	04/02/19	10,160,316	10,216,197

2

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy 8.6%				$270,103,616

Electric Utilities - 0.3%
Topaz Power Holdings LLC	5.250	02/26/20	$10,498,450	10,599,057

Energy Equipment & Services - 1.6%
Generac Acquisition Corp.	6.250	05/30/20	20,073,889	20,105,264
Offshore Group Investment, Ltd.	6.250	10/26/17	14,225,250	14,320,090
Pacific Drilling SA (T)	TBD	05/30/18	14,580,000	14,621,014

Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (T)	TBD	03/22/20	20,020,000	19,963,704
Arch Coal, Inc.	5.750	05/16/18	23,959,431	24,191,550
Atlas Energy, Inc.	8.750	12/07/17	17,955,000	17,910,113
Blackbrush Textar LP (T)	TBD	05/31/19	8,390,000	8,390,000
Chesapeake Energy Corp.	5.750	12/01/17	26,020,000	26,675,158
EP Energy LLC	3.500	05/24/18	6,500,000	6,549,914
EP Energy LLC	3.500	05/24/18	8,500,000	8,526,495
FTS International, Inc.	8.500	05/06/16	23,513,277	23,145,882
Murray Energy Corp. (T)	TBD	05/24/19	4,780,000	4,806,888
Panda Temple Power II LLC	7.250	04/03/19	5,930,000	6,018,950
Philadelphia Energy Solutions Refining and Marketing LLC	6.250	04/04/18	10,110,000	10,286,925
Rice Drilling B LLC	8.500	10/11/18	14,350,000	14,421,750
Samson Investment Company	6.000	09/25/18	25,050,000	25,237,875
SunCoke Energy, Inc.	4.000	07/26/18	4,480,962	4,480,962
Teine Energy, Ltd.	7.500	05/09/19	6,310,000	6,325,775
Tesoro Corp. (Z)	Zero	01/29/16	3,500,000	3,526,250

Financials 3.1%				99,011,614

Capital Markets - 0.6%
Constellium NV	6.250	03/25/20	11,640,000	11,814,600
Gimv NV (T)	TBD	05/04/20	8,320,000	8,351,200

Commercial Banks - 0.5%
Flying Fortress, Inc.	3.500	06/30/17	17,099,166	17,238,097

Diversified Financial Services - 1.1%
HB Acquisition Corp.	6.750	03/06/20	9,216,000	9,423,360
McGraw-Hill Global Education Holdings LLC	9.000	03/22/19	24,190,000	24,048,900

Real Estate Management & Development - 0.9%
Realogy Corp.	4.453	10/10/16	2,203,994	2,198,484
Realogy Corp.	4.500	03/05/20	25,705,623	25,936,973

Health Care 11.6%				364,240,037

Biotechnology - 1.6%
Capsugel Holdings US, Inc.	4.750	08/01/18	32,189,501	32,591,870
Par Pharmaceutical Companies, Inc.	4.250	09/30/19	16,119,101	16,166,121

Health Care Equipment & Supplies - 2.0%
Biomet, Inc.	3.966	07/25/17	4,004,875	4,031,159
BSN Medical	5.000	08/28/19	11,000,000	11,110,000
ConvaTec, Inc.	5.000	12/22/16	14,611,528	14,775,908
DJO Finance LLC	4.750	09/15/17	2,155,577	2,183,600
Immucor, Inc.	5.000	08/17/18	10,840,705	10,908,460
RegionalCare Hospital Partners, Inc.	7.000	11/04/18	18,952,123	19,236,405

Health Care Providers & Services - 5.1%
ATI Physical Therapy	5.750	12/20/19	4,349,100	4,406,182

3

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Health Care (continued)

Bausch & Lomb, Inc.	4.000	05/17/19	$15,631,875	$15,655,761
Catalent Pharma Solutions, Inc.	4.250	09/15/17	9,875,437	9,929,752
CRC Health Corp.	4.784	11/16/15	29,084,197	29,193,263
Emergency Medical Services Corp.	4.000	05/25/18	26,734,711	26,892,259
Hanger Orthopedic Group, Inc.	4.425	12/01/16	17,372,009	17,426,297
Healogics, Inc.	5.250	02/05/19	5,263,000	5,302,473
Healogics, Inc.	9.250	02/05/20	4,500,000	4,612,500
MultiPlan, Inc.	4.000	08/25/17	20,540,762	20,672,819
Radnet Management, Inc.	4.256	10/10/18	8,856,250	8,889,461
Universal Health Services, Inc.	2.448	11/15/16	7,459,000	7,488,463
Vanguard Health Holding Company II LLC	3.750	01/29/16	11,346,037	11,468,007

Health Care Technology - 0.5%
Merge Healthcare, Inc.	6.000	04/23/19	16,048,000	16,128,240

Pharmaceuticals - 2.4%
Alvogen Pharma US, Inc. (T)	TBD	05/15/18	8,350,000	8,360,438
Pharmaceutical Product Development, Inc.	4.250	12/05/18	19,959,472	20,125,795
Quintiles Transnational Corp.	4.500	06/08/18	19,839,488	20,099,881
Quintiles Transnational Corp.	4.500	06/08/18	2,784,244	2,805,126
Warner Chilcott Company LLC	4.250	03/15/18	23,539,692	23,779,797

Industrials 10.1%				317,780,653

Aerospace & Defense - 1.4%
Silver II Borrower SCA	4.000	12/13/19	21,476,175	21,469,474
WP CPP Holdings LLC	4.750	12/27/19	11,915,138	12,019,395
WP CPP Holdings LLC	10.500	06/29/20	10,130,000	10,433,900

Airlines - 2.2%
Commercial Barge Line Company	7.500	09/23/19	22,640,000	22,357,000
Commercial Barge Line Company	10.750	03/22/20	12,580,000	12,265,500
Delta Air Lines, Inc.	5.000	04/20/17	16,408,807	16,583,150
United Airlines, Inc.	4.000	03/22/19	3,300,000	3,330,525
US Airways Group, Inc. (T)	TBD	05/23/19	15,590,000	15,570,513

Commercial Services & Supplies - 3.3%
ADS Waste Holdings, Inc.	4.250	10/09/19	30,224,250	30,384,831
ARAMARK Corp.	2.078	01/27/14	64,096	64,617
ARAMARK Corp.	3.694	07/26/16	4,074,825	4,112,476
ARAMARK Corp.	3.703	07/26/16	267,979	270,455
ARAMARK Corp.	3.703	07/26/16	72,135	72,833
ARAMARK Corp.	3.753	07/26/16	2,099,722	2,120,037
ARAMARK Corp.	4.000	09/09/19	10,000,000	10,104,900
Language Line LLC	6.250	06/20/16	22,772,408	22,516,218
ServiceMaster Company	4.250	01/31/17	13,814,800	13,834,831
Waste Industries USA, Inc.	4.000	03/17/17	19,151,199	19,366,650

Machinery - 1.6%
CPM Holdings, Inc.	6.250	08/29/17	7,591,850	7,601,340
Intelligrated, Inc.	4.500	07/30/18	15,920,000	16,019,500
Intelligrated, Inc.	10.500	12/31/19	6,310,000	6,459,863
Mirror BidCo Corp.	5.250	12/27/19	19,780,425	19,928,778

Real Estate Investment Trusts - 0.3%
Lineage Logistics LLC	4.500	04/26/19	9,120,000	9,148,500

4

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Road & Rail - 0.8%
The Hertz Corp.	3.000	03/11/18	$17,657,726	$17,674,289
The Hertz Corp.	3.750	03/11/18	7,481,250	7,520,998

Trading Companies & Distributors - 0.4%
American Builders & Contractors Supply Company, Inc.	3.500	04/16/20	12,330,000	12,373,562

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Company LLC (T)	TBD	05/20/20	4,170,000	4,176,518

Information Technology 4.8%				150,338,625

Communications Equipment - 0.1%
Alcatel-Lucent USA, Inc.	7.250	01/30/19	1,965,075	1,985,545

Computers & Peripherals - 1.5%
Compucom Systems	4.250	05/08/20	25,428,632	25,301,488
Sungard Data Systems, Inc.	4.000	03/08/20	21,027,203	21,303,185

Electronic Equipment, Instruments & Components -
0.5%
Sensus USA, Inc.	4.750	05/09/17	11,909,670	11,939,444
Sensus USA, Inc.	8.500	05/09/18	4,000,000	4,040,000

Internet Software & Services - 0.4%
Ancestry.com, Inc.	5.250	12/28/18	11,552,166	11,632,384

IT Services - 0.2%
Global Cash Access, Inc.	4.000	03/01/16	5,325,595	5,392,165

Semiconductors & Semiconductor Equipment -
0.3%
Freescale Semiconductor, Inc.	5.000	03/02/20	2,790,380	2,803,635
NXP BV	4.750	01/11/20	8,478,750	8,644,789

Software - 1.8%
Ellucian	4.500	07/19/18	11,298,790	11,372,944
First Data Corp.	4.195	03/23/18	3,945,507	3,925,779
First Data Corp.	4.199	03/24/17	1,500,000	1,493,438
First Data Corp.	4.199	09/24/18	8,500,000	8,466,357
Infor US, Inc. (T)	TBD	05/29/20	255,000	254,841
Infor US, Inc.	5.340	04/05/18	7,934,503	8,008,889
Kronos, Inc.	4.500	10/30/19	15,620,875	15,698,979
SunGard Data Systems, Inc.	4.500	01/31/20	7,980,000	8,074,763

Materials 4.7%				148,000,344

Chemicals - 0.5%
Eagle Spinco, Inc.	3.500	01/27/17	3,119,084	3,158,073
Kronos, Inc.	9.750	04/30/20	13,230,000	13,858,425

Construction Materials - 0.0%
Roofing Supply Group LLC	5.000	05/24/19	8,105	8,196

Containers & Packaging - 1.1%
Clondalkin Industries BV (T)	TBD	05/29/20	5,740,000	5,740,000
Consolidated Container Company, LLC	5.000	07/03/19	9,701,250	9,774,009
The Container Store	5.500	03/29/19	3,573,750	3,591,619
The Container Store	5.500	04/05/19	14,107,500	14,178,038

5

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

Metals & Mining - 2.4%
Essar Steel Algoma, Inc.	8.750	09/19/14	$18,915,000	$19,072,619
Fortescue Metals Group Finance PTY, Ltd.	5.250	10/18/17	47,010,777	47,213,205
Walter Energy, Inc.	5.750	04/02/18	10,055,687	10,131,104

Paper & Forest Products - 0.7%
Exopack LLC	5.000	05/31/17	21,222,001	21,275,056

Telecommunication Services 3.8%				118,720,465

Diversified Telecommunication Services - 2.0%
Crown Castle Operating Company	3.250	01/31/19	12,933,104	12,957,353
Intelsat Jackson Holdings SA	4.250	04/02/18	22,942,103	23,075,925
Level 3 Financing, Inc. (T)	TBD	08/01/19	1,000,000	1,009,000
Syniverse Holdings, Inc.	5.000	04/23/19	6,848,250	6,876,074
Telesat Canada	3.500	03/28/19	11,165,625	11,221,453
Windstream Corp.	3.500	01/23/20	6,723,150	6,762,770

Media - 0.7%
Nine Entertainment Company PTY, Ltd.	3.500	02/05/20	10,500,000	10,548,122
UPC Broadband Holding BV	3.250	06/30/21	10,841,186	10,814,083

Wireless Telecommunication Services - 1.1%
Cricket Communications, Inc.	4.750	03/09/20	20,470,000	20,562,115
Vodafone Group PLC	6.250	07/11/16	14,530,313	14,893,570

Utilities 4.7%				146,357,378

Electric Utilities - 3.7%
Astoria Generating Company Acquisitions LLC	8.500	10/26/17	24,800,000	25,668,000
EquiPower Resources Corp.	5.500	12/21/18	30,843,304	31,305,954
La Frontera Generation LLC	4.500	09/30/20	8,500,000	8,492,920
Star West Generation LLC	5.000	03/13/20	24,730,000	25,023,669
Texas Competitive Electric Holdings Company LLC	4.724	10/10/17	37,084,306	26,851,374

Independent Power Producers & Energy Traders -
0.9%
Dynegy, Inc.	4.000	04/23/20	9,267,692	9,292,789
NRG Energy, Inc.	3.250	07/02/18	7,819,008	7,883,514
Windsor Financing LLC	6.250	12/05/17	10,467,786	10,834,158

Multi-Utilities - 0.1%
FREIF North American Power I LLC (Z)	Zero	03/29/19	138,090	138,780
FREIF North American Power I LLC (Z)	Zero	03/29/19	861,910	866,220

Corporate Bonds 9.2%				$288,581,915

(Cost $276,779,321)

Consumer Discretionary 1.6%				51,150,608

Media - 1.6%
CCO Holdings LLC	5.750	01/15/24	750,000	757,500
CCO Holdings LLC	7.000	01/15/19	6,000,000	6,412,500
CCO Holdings LLC	7.875	04/30/18	2,970,000	3,145,408
CCO Holdings LLC	8.125	04/30/20	2,300,000	2,570,250
Lynx I Corp. (S)	5.375	04/15/21	10,000,000	10,400,000
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	5,260,000	5,549,300
Univision Communications, Inc. (S)	6.750	09/15/22	13,480,000	14,491,000

6

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

Univision Communications, Inc. (S)	6.875	05/15/19	$2,500,000	$2,656,250
Univision Communications, Inc. (S)	7.875	11/01/20	4,720,000	5,168,400

Consumer Staples 0.7%				22,020,425

Household Products - 0.7%
Reynolds Group Issuer, Inc.	5.750	10/15/20	20,680,000	20,990,200

Tobacco - 0.0%
Alliance One International, Inc.	10.000	07/15/16	980,000	1,030,225

Energy 1.4%				44,001,517

Electric Utilities - 0.1%
Energy Future Intermediate Holding Company LLC (S)	6.875	08/15/17	3,500,000	3,710,000

Energy Equipment & Services - 0.8%
Hercules Offshore, Inc. (S)	7.125	04/01/17	20,890,000	22,456,750
Hercules Offshore, Inc. (S)	10.500	10/15/17	3,461,000	3,720,575

Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp. (L)	6.125	02/15/21	3,790,000	4,131,100
Chesapeake Energy Corp.	7.250	12/15/18	230,000	265,075
Chesapeake Energy Corp.	9.500	02/15/15	2,000,000	2,230,000
Petrobras Global Finance BV	2.000	05/20/16	7,520,000	7,488,017

Financials 1.1%				34,974,954

Consumer Finance - 0.4%
SLM Corp.	8.000	03/25/20	10,790,000	11,747,613

Diversified Financial Services - 0.5%
Globe Luxembourg SCA (S)	9.625	05/01/18	11,740,000	11,808,616
International Lease Finance Corp. (S)	7.125	09/01/18	3,300,000	3,889,875

Real Estate Management & Development - 0.2%
Realogy Corp. (S)	7.875	02/15/19	6,860,000	7,528,850

Industrials 0.9%				26,869,303

Airlines - 0.3%
Continental Airlines Pass Thru Certificates Sereis 2012-3,
Class C	6.125	04/29/18	3,890,000	4,084,500
Delta Air Lines Pass Thru Certificates Sereis 2012-1, Class B
(S)	6.875	05/07/19	5,430,275	5,823,970

Marine - 0.6%
Horizon Lines LLC	11.000	10/15/16	17,089,000	16,960,833

Information Technology 0.5%				16,360,200

Software - 0.5%
First Data Corp. (S)	6.750	11/01/20	14,000,000	14,630,000
First Data Corp. (S)	7.375	06/15/19	1,640,000	1,730,200

Materials 1.2%				37,645,725

Metals & Mining - 1.0%
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	7,000,000	4,620,000
Molycorp Inc (L)	10.000	06/01/20	14,160,000	14,160,000
Ryerson, Inc. (S)	9.000	10/15/17	6,800,000	7,344,000

7

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Materials (continued)

St. Barbara, Ltd. (S)	8.875	04/15/18	$6,210,000	$6,023,700

Paper & Forest Products - 0.2%
Appleton Papers, Inc. (S)	10.500	06/15/15	5,160,000	5,450,250
Verso Paper Holdings LLC (L)	11.750	01/15/19	65,000	47,775

Telecommunication Services 1.3%				39,287,618

Diversified Telecommunication Services - 0.7%
Wind Acquisition Finance SA (S)	6.500	04/30/20	1,470,000	1,510,425
Wind Acquisition Finance SA (S)	7.250	02/15/18	17,650,000	18,400,125

Wireless Telecommunication Services - 0.6%
Softbank Corp. (S)	4.500	04/15/20	13,110,000	13,314,568
Sprint Nextel Corp. (S)	9.000	11/15/18	5,000,000	6,062,500

Utilities 0.5%				16,271,565

Independent Power Producers & Energy Traders -
0.5%
Calpine Construction Finance Company LP (S)	8.000	06/01/16	7,000,000	7,280,000
Calpine Corp. (S)	7.250	10/15/17	7,657,000	8,001,565
Calpine Corp. (S)	7.875	07/31/20	900,000	990,000

			Shares	Value

Common Stocks 0.2%				$5,234,144

(Cost $1,848,605)

Consumer Discretionary 0.1%				1,121,239

Hotels, Restaurants & Leisure - 0.1%
Tropicana Entertainment, Inc. (I)			72,338	1,121,239

Materials 0.1%				4,112,905

Chemicals - 0.1%
LyondellBasell Industries NV, Class A (L)			61,709	4,112,905

Preferred Securities 0.4%				$13,128,984

(Cost $12,330,000)

Financials 0.4%				13,128,984

Diversified Financial Services - 0.4%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			493,200	13,128,984

		Yield (%)	Shares	Value

Securities Lending Collateral 0.4%				$13,295,738

(Cost $13,295,793)

Securities Lending Collateral 0.4%				13,295,738

John Hancock Collateral Investment Trust (W)		0.2184(Y)	1,328,458	13,295,738

8

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Par value
		Value

Short-Term Investments 10.5%		$331,393,687

(Cost $331,393,687)

Repurchase Agreement 10.5%		331,393,687

Repurchase Agreement with Deutsche Bank dated 5-31-13 at 0.060%
to be repurchased at $287,201,437 on 6-3-13, collateralized by
$293,065,000 Federal National Mortgage Association, 1.060% due
10-12-17 (valued at $292,943,993, including interest)	$287,200,000	287,200,000
Repurchase Agreement with State Street Corp. dated 5-31-13 at
0.010% to be repurchased at $2,221,689 on 6-3-13, collateralized by $2,395,000 Federal National Mortgage Association, 2.080% due
11-02-22 (valued at $2,332,131, including interest)	2,221,687	2,221,687
Repurchase Agreement with State Street Corp. dated 5-31-13 at
0.010% to be repurchased at $41,972,035 on 6-3-13, collateralized by $42,415,000 U.S. Treasury Note, 0.875% due 2-28-17 (valued at
$42,812,641, including interest)	41,972,000	41,972,000

Total investments (Cost $3,318,077,173)† 106.7%		$3,355,603,768

Other assets and liabilities, net (6.7%)		($210,332,603)

Total net assets 100.0%	$3,145,271,165

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

TBD To Be Determined

(L) All or a portion of this security is on loan as of 5-31-13. The value of securities on loan amounted to $12,642,229

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-13.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $3,321,778,747. Net unrealized appreciation aggregated $33,825,021, of which $53,411,446 related to appreciated investment securities and $19,586,425 related to depreciated investment securities.

9

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/13	Price	Inputs	Inputs
Term Loans
Consumer Discretionary	$868,069,525	—	$868,069,525	—
Consumer Staples	221,347,043	—	221,347,043	—
Energy	270,103,616	—	270,103,616	—
Financials	99,011,614	—	99,011,614	—
Health Care	364,240,037	—	364,240,037	—
Industrials	317,780,653	—	317,780,653	—
Information Technology	150,338,625	—	150,338,625	—
Materials	148,000,344	—	148,000,344	—
Telecommunication Services	118,720,465	—	118,720,465	—
Utilities	146,357,378	—	146,357,378	—
Corporate Bonds
Consumer Discretionary	51,150,608	—	51,150,608	—
Consumer Staples	22,020,425	—	22,020,425	—
Energy	44,001,517	—	44,001,517	—
Financials	34,974,954	—	34,974,954	—
Industrials	26,869,303	—	26,869,303	—
Information Technology	16,360,200	—	16,360,200	—

10

Floating Rate Income Fund
Fund’s investments
As of 5-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/13	Price	Inputs	Inputs
Materials	$37,645,725	—	$37,645,725	—
Telecommunication Services	39,287,618	—	39,287,618	—
Utilities	16,271,565	—	16,271,565	—
Common Stocks
Consumer Discretionary	1,121,239	—	1,121,239	—
Materials	4,112,905	$4,112,905	—	—
Preferred Securities
Financials	13,128,984	13,128,984	—	—
Securities Lending Collateral	13,295,738	13,295,738	—	—
Short-Term Investments	331,393,687	—	331,393,687	—

Total Investments in Securities	$3,355,603,768	$30,537,627	$3,325,066,141	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

At May 31, 2013, the Fund had $145,440 in unfunded loan commitments outstanding.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.

328Q3 5/13
7/13

John Hancock Mutual Funds

John Hancock Alternative Asset Allocation Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

Alternative Asset Allocation Fund
As of 5-31-13 (Unaudited)

Investment Companies
Underlying Funds’ Subadvisors

Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
First Quadrant, LP	(First Quadrant)
John Hancock Asset Management[1]	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
RCM Capital Management LLC	(RCM)
RS Investment Management Company LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

	Shares	Value

Affiliated Investment Companies 83.6%		$514,145,886

(Cost $498,196,613)

EQUITY 22.2%

John Hancock Funds II (G)		136,759,236

Emerging Markets, Class NAV (DFA)	1,056,078	11,078,262
Global Real Estate, Class NAV (Deutsche)	1,283,692	11,078,260
Natural Resources, Class NAV (RS Investments/Wellington)	452,617	7,640,181
Redwood, Class NAV (RCM)	6,619,651	73,345,737
Technical Opportunities, Class NAV (Wellington) (I)	2,665,884	33,616,796

FIXED INCOME 31.2%

John Hancock Funds II (G)		191,530,300

Global High Yield, Class NAV (Stone Harbor)	5,147,069	53,786,874
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	6,629,776	69,281,161
Real Return Bond, Class NAV (PIMCO)	1,085,331	13,208,476
Strategic Income Opportunities, Class NAV (John Hancock1) (A)	4,902,732	55,253,789

ALTERNATIVE 30.2%

John Hancock Funds II (G)		185,856,350

Currency Strategies, Class NAV (First Quadrant)	9,093,994	91,576,517
Global Absolute Return Strategies, Class NAV (Standard Life)	8,539,840	94,279,833

Unaffiliated Investment Companies 15.8%		$97,159,558

(Cost $100,252,068)

Market Vectors Gold Miners ETF	40,345	1,190,581
PowerShares DB Commodity Index Tracking Fund (I)	612,441	15,837,724
Powershares DB Energy Fund (I)	220,517	6,011,293
PowerShares DB Gold Fund (I)	103,649	4,866,321
Powershares DB Silver Fund (I)	29,435	1,103,224
The Arbitrage Fund	959,520	12,224,290
Touchstone Merger Arbitrage Fund	1,110,290	12,224,290
Turner Spectrum Fund, Institutional Class I (I)	3,937,102	43,701,835

Total investments (Cost $598,448,681)† 99.4%		$611,305,444

Other assets and liabilities, net 0.6%		$3,600,086

Total net assets 100.0%		$614,905,530

Percentages are based upon net assets

(A) The subadvisor is an affiliate of the advisor.

(G) The Portfolio's subadvisor is shown parenthetically.

1

Alternative Asset Allocation Fund
As of 5-31-13 (Unaudited)

(I) Non-income producing security.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $600,665,867. Net unrealized depreciation aggregated $10,639,577, of which $15,532,701 related to appreciated investment securities and $4,893,124 related to depreciated investment securities.

2

Alternative Asset Allocation Fund
As of 5-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of May 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.

345Q3 5/13
7/13

John Hancock

MUTUAL FUNDS

John Hancock Natural Resources Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

Natural Resources Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Common Stocks 95.8%		$796,899,021

(Cost $786,209,473)

Energy 57.1%		475,191,369

Energy Equipment & Services 3.4%
Baker Hughes, Inc.	146,852	6,678,829
Dril-Quip, Inc. (I)	45,548	4,119,817
Halliburton Company	215,500	9,018,675
National Oilwell Varco, Inc.	60,064	4,222,499
Patterson-UTI Energy, Inc.	185,296	3,893,069

Oil, Gas & Consumable Fuels 53.7%
Anadarko Petroleum Corp.	126,058	11,026,293
ARC Resources, Ltd.	452,100	12,515,332
Beach Energy, Ltd.	3,200,036	3,676,772
BG Group PLC	1,171,991	21,330,067
Bonavista Energy Corp.	341,300	5,369,282
BP PLC, ADR	438,801	18,828,951
Cabot Oil & Gas Corp.	182,562	12,845,062
Canadian Natural Resources, Ltd.	215,992	6,437,572
Chevron Corp.	131,624	16,156,846
Cobalt International Energy, Inc. (I)	185,012	4,799,211
Concho Resources, Inc. (I)	206,642	17,287,670
CONSOL Energy, Inc.	186,502	6,467,889
Denbury Resources, Inc. (I)	928,020	17,029,167
EnCana Corp. (L)	96,400	1,834,492
EnCana Corp. (L)	138,838	2,647,531
EOG Resources, Inc.	94,720	12,228,352
EQT Corp.	158,922	12,694,689
Galp Energia SGPS SA (L)	329,774	5,358,260
Imperial Oil, Ltd. (L)	316,701	12,332,337
Kosmos Energy, Ltd. (I)	571,012	5,892,844
Laredo Petroleum Holdings, Inc. (I)	486,773	9,423,925
Marathon Petroleum Corp.	88,472	7,298,940
MEG Energy Corp. (I)	217,900	6,174,972
New Hope Corp., Ltd	170,534	629,150
Occidental Petroleum Corp.	217,746	20,047,874
Oil Search, Ltd.	2,960,699	23,174,141
Ophir Energy PLC (I)	2,916,606	17,313,039
Painted Pony Petroleum, Ltd. (I)	260,100	2,345,729
Painted Pony Petroleum, Ltd., Class A (I)	162,092	1,461,838
Peabody Energy Corp.	233,926	4,601,324
Petroleo Brasileiro SA, ADR	569,659	10,122,840
Peyto Exploration & Development Corp.	638,594	19,039,248
Phillips 66	202,680	13,492,408
Pioneer Natural Resources Company	83,282	11,549,548
Range Resources Corp.	162,530	12,219,005
Reliance Industries, Ltd.	313,135	4,462,527
Reliance Industries, Ltd., GDR (London Exchange) (S)	46,941	1,338,698
Repsol SA	149,638	3,351,506
Repsol SA, ADR	112,820	2,581,322
Rosetta Resources, Inc. (I)	260,900	12,225,774
Salamander Energy PLC (I)	2,143,745	5,592,472
Sasol, Ltd., ADR (L)	92,426	4,101,866
Southwestern Energy Company (I)	605,569	22,823,896
Statoil ASA, ADR (L)	290,864	6,550,257
Tesoro Corp.	70,456	4,343,612

1

Natural Resources Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Energy (continued)

Tullow Oil PLC	617,927	$9,674,080
Whiting Petroleum Corp. (I)	98,977	4,559,870

Financials 0.1%		917,154

Diversified Financial Services 0.1%
PICO Holdings, Inc. (I)	40,600	917,154

Industrials 1.8%		15,065,520

Commercial Services & Supplies 1.0%
Mineral Resources, Ltd.	1,012,588	8,726,360

Construction & Engineering 0.8%
KBR, Inc.	175,600	6,339,160

Materials 35.0%		290,571,707

Chemicals 7.3%
FMC Corp.	134,711	8,447,727
LyondellBasell Industries NV, Class A (L)	205,008	13,663,783
Mitsui Chemicals, Inc.	3,705,000	8,378,534
Sociedad Quimica y Minera de Chile SA, ADR	179,727	8,344,725
The Mosaic Company	354,456	21,558,014

Construction Materials 1.7%
CRH PLC	261,887	5,503,386
Martin Marietta Materials, Inc.	76,905	8,384,952

Metals & Mining 26.0%
Alumina, Ltd. (I)	3,032,067	2,950,624
Anglo American Platinum, Ltd. (I)	81,823	2,645,890
Anglo American PLC	158,721	3,597,528
Antofagasta PLC	1,022,161	14,342,606
ArcelorMittal (L)	337,272	4,269,864
Barrick Gold Corp. (L)	201,008	4,222,768
BHP Billiton PLC	635,272	18,383,457
Compass Minerals International, Inc.	150,450	13,128,267
First Quantum Minerals, Ltd.	1,285,584	23,014,651
Fortescue Metals Group, Ltd. (L)	1,742,861	5,521,805
Glencore International PLC	2,030,969	9,901,990
Goldcorp, Inc. (New York Exchange) (L)	174,136	5,168,232
Goldcorp, Inc. (Toronto Exchange)	596,450	17,362,660
HudBay Minerals, Inc.	788,800	6,270,960
Iluka Resources, Ltd.	1,562,684	16,522,891
Medusa Mining, Ltd.	1,640,647	3,873,341
Mongolian Mining Corp. (I)(L)	15,267,240	3,918,366
New Gold, Inc. (I)	587,853	4,003,279
Nippon Steel Corp.	2,744,750	6,909,696
Rio Tinto PLC	552,114	23,821,867
Teck Resources, Ltd., Class B (L)	187,976	5,017,079
Turquoise Hill Resources, Ltd. (I)	2,388,010	15,928,027
Vedanta Resources PLC	293,017	5,514,738

Utilities 1.8%		15,153,271

Independent Power Producers & Energy Traders 1.8%
Calpine Corp. (I)	746,099	15,153,271

2

Natural Resources Fund
As of 5-31-13 (Unaudited)

		Shares	Value

Warrants 0.2%			$1,793,633

(Cost $5,667,631)

NMDC, Ltd. (Expiration date: 3-25-15, Strike Price: INR 0.00001) (I)		863,890	1,793,633

	Yield (%)

Securities Lending Collateral 6.6%			$54,764,194

(Cost $54,764,113)

John Hancock Collateral Investment Trust (W)	0.2184(Y)	5,471,823	54,764,194

		Par value	Value

Short-Term Investments 4.2%			$35,015,000

(Cost $35,015,000)

Repurchase Agreement 4.2%			35,015,000

Deutsche Bank Securities Tri-Party Repurchase Agreement dated 5-31-13 at 0.100%
to be repurchased at $13,400,112 on 6-3-13, collateralized by $12,435,507
Government National Mortgage Association, 5.000% - 6.000% due 12-15-38 - 5-15-
41 (valued at $13,668,000, including interest)		$13,400,000	13,400,000
Repurchase Agreement with State Street Corp. dated 5-31-13 at 0.010% to be repurchased at $21,615,018 on 6-3-13, collateralized by $21,590,000 U.S. Treasury
Notes, 2.250% due 5-31-14 (valued at $22,048,788, including interest)		21,615,000	21,615,000

Total investments (Cost $881,656,217)† 106.8%			$888,471,848

Other assets and liabilities, net (6.8%)			($56,435,522)

Total net assets 100.0%			$832,036,326

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

INR Indian Rupee

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-13.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-13.

At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $898,233,450. Net unrealized depreciation aggregated $9,761,602, of which $55,971,395 related to appreciated investment securities and $65,732,997 related to depreciated investment securities.

The Fund had the following country composition as a percentage of net assets on 5-31-13.

United States	44.4%	Brazil	1.2%
Canada	18.2%	Switzerland	1.2%
United Kingdom	16.6%	Chile	1.0%
Australia	7.8%	Ireland	0.9%
Japan	1.8%	Other Countries	5.3%
Netherlands	1.6%

3

Natural Resources Fund
As of 5-31-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-13	Price	Inputs	Inputs

Common Stocks
Energy	$475,191,369	$376,944,928	$98,246,441	—
Financials	917,154	917,154	—	—
Industrials	15,065,520	6,339,160	8,726,360	—
Materials	290,571,707	158,784,988	131,786,719	—
Utilities	15,153,271	15,153,271	—	—
Warrants	1,793,633	—	1,793,633	—
Securities Lending Collateral	54,764,194	54,764,194	—	—
Short-Term Investments	35,015,000	—	35,015,000	—

Total Investments in Securities	$888,471,848	$612,903,695	$275,568,153	—

4

Natural Resources Fund
As of 5-31-13 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Natural Resources Fund.

354Q3 5/13
7/13

John Hancock MUTUAL FUNDS

John Hancock Strategic Income Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Corporate Bonds 44.5%					$1,842,111,431

(Cost $1,770,429,903)

Consumer Discretionary 10.0%					414,989,527

Auto Components 0.9%
American Axle & Manufacturing, Inc.	6.625	10/15/22		11,250,000	12,107,782
Lear Corp.	8.125	03/15/20		2,832,000	3,143,520
Tenneco, Inc.	6.875	12/15/20		2,745,000	2,992,050
The Goodyear Tire & Rubber Company	7.000	05/15/22		16,965,000	18,279,788
The Goodyear Tire & Rubber Company	8.750	08/15/20		1,905,000	2,224,088

Automobiles 1.4%
Automotores Gildemeister SA (S)	6.750	01/15/23		1,410,000	1,290,150
Chrysler Group LLC	8.250	06/15/21		1,605,000	1,813,650
Ford Motor Company	4.750	01/15/43		16,755,000	15,628,344
Ford Motor Company	6.625	10/01/28		6,849,000	7,928,163
Ford Motor Company	7.450	07/16/31		3,139,000	3,962,291
Ford Motor Credit Company LLC	4.250	02/03/17		6,080,000	6,494,291
General Motors Financial Company, Inc. (S)	3.250	05/15/18		4,915,000	4,871,994
General Motors Financial Company, Inc. (S)	4.250	05/15/23		16,190,000	15,785,250

Distributors 0.1%
Svensk Exportkredit AB	7.625	06/30/14	NZD	6,175,000	5,139,662

Hotels, Restaurants & Leisure 0.7%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	7,480,000	3,625,100
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15		1,295,000	809
Landry's, Inc. (S)	9.375	05/01/20		7,400,000	8,047,500
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20		424,000	411,280
MGM Resorts International	8.625	02/01/19		2,550,000	3,015,375
Waterford Gaming LLC (S)	8.625	09/15/14		1,212,986	539,146
Wok Acquisition Corp. (S)	10.250	06/30/20		11,825,000	13,244,000

Household Durables 0.5%
Beazer Homes USA, Inc.	6.625	04/15/18		1,480,000	1,603,950
Beazer Homes USA, Inc. (S)	7.250	02/01/23		1,170,000	1,238,738
Beazer Homes USA, Inc.	8.125	06/15/16		4,180,000	4,639,800
Beazer Homes USA, Inc.	9.125	06/15/18		330,000	356,400
Beazer Homes USA, Inc.	9.125	05/15/19		1,575,000	1,722,656
Meritage Homes Corp.	7.000	04/01/22		2,545,000	2,856,763
Standard Pacific Corp.	8.375	05/15/18		2,020,000	2,381,075
Standard Pacific Corp.	8.375	01/15/21		1,385,000	1,662,000
Taylor Morrison Communities, Inc. (S)	5.250	04/15/21		4,427,000	4,482,338

Internet & Catalog Retail 0.2%
QVC, Inc. (S)	5.950	03/15/43		9,195,000	9,445,499

Media 4.9%
AMC Entertainment, Inc.	8.750	06/01/19		12,215,000	13,405,963
AMC Entertainment, Inc.	9.750	12/01/20		8,714,000	10,064,670
Cablevision Systems Corp.	8.000	04/15/20		9,565,000	10,832,363
Cablevision Systems Corp.	8.625	09/15/17		2,960,000	3,448,400
CCO Holdings LLC	5.750	01/15/24		13,432,000	13,566,320
CCO Holdings LLC	7.000	01/15/19		12,715,000	13,589,156
Cinemark USA, Inc. (S)	4.875	06/01/23		11,230,000	11,187,888
Cinemark USA, Inc.	7.375	06/15/21		3,200,000	3,576,000
Cinemark USA, Inc.	8.625	06/15/19		500,000	561,000
Clear Channel Communications, Inc.	9.000	03/01/21		1,690,000	1,677,325

1

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Consumer Discretionary (continued)

Clear Channel Communications, Inc.	10.750	08/01/16		9,635,000	$9,032,813
Clear Channel Communications, Inc., PIK	11.000	08/01/16		7,304,203	6,847,690
DISH DBS Corp.	4.625	07/15/17		1,405,000	1,405,000
DISH DBS Corp.	5.000	03/15/23		8,950,000	8,457,750
DISH DBS Corp.	7.875	09/01/19		18,385,000	20,614,181
Gray Television, Inc.	7.500	10/01/20		1,250,000	1,337,500
Grupo Televisa SAB	7.250	05/14/43	MXN	57,630,000	4,136,746
Lamar Media Corp.	5.000	05/01/23		4,650,000	4,708,125
Quebecor Media, Inc.	7.375	01/15/21	CAD	985,000	1,049,843
Regal Entertainment Group	9.125	08/15/18		1,530,000	1,744,200
Shaw Communications, Inc.	5.500	12/07/20	CAD	1,580,000	1,743,524
Shaw Communications, Inc.	5.700	03/02/17	CAD	610,000	654,311
Shaw Communications, Inc.	6.500	06/02/14	CAD	1,225,000	1,231,830
Sirius XM Radio, Inc. (S)	4.625	05/15/23		8,870,000	8,515,200
Sirius XM Radio, Inc. (S)	5.250	08/15/22		2,975,000	3,056,813
Univision Communications, Inc. (S)	6.750	09/15/22		10,075,000	10,830,625
Videotron, Ltd.	7.125	01/15/20	CAD	290,000	308,392
Videotron, Ltd. (S)	7.125	01/15/20	CAD	1,780,000	1,889,195
Virgin Media Secured Finance PLC	5.250	01/15/21		1,260,000	1,328,491
WMG Acquisition Corp.	11.500	10/01/18		13,185,000	15,558,300
XM Satellite Radio, Inc. (S)	7.625	11/01/18		14,415,000	15,856,500

Multiline Retail 0.4%
Macy's Retail Holdings, Inc.	7.875	08/15/36		4,429,000	5,093,713
SACI Falabella (S)	3.750	04/30/23		6,750,000	6,496,631
SACI Falabella (S)	6.500	04/30/23	CLP	2,214,020,000	4,385,182

Specialty Retail 0.7%
Automotores Gildemeister SA (S)	8.250	05/24/21		6,505,000	6,309,850
Hillman Group, Inc.	10.875	06/01/18		3,125,000	3,453,125
New Look Bondco I PLC (S)	8.375	05/14/18		5,075,000	4,948,125
New Look Bondco I PLC (S)	8.750	05/14/18	GBP	4,430,000	6,444,872
Toys R Us - Delaware, Inc. (S)	7.375	09/01/16		4,100,000	4,228,125
Toys R Us Property Company II LLC	8.500	12/01/17		1,285,000	1,360,494

Textiles, Apparel & Luxury Goods 0.2%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19		5,015,000	5,597,994
PVH Corp.	7.375	05/15/20		3,180,000	3,521,850

Consumer Staples 1.6%					66,217,522

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11/17/15	BRL	7,218,000	3,521,715
Corporacion Lindley SA (S)	6.750	11/23/21		2,745,000	3,129,300

Commercial Services & Supplies 0.1%
ARAMARK Corp. (S)	5.750	03/15/20		2,355,000	2,437,425

Food & Staples Retailing 0.3%
Rite Aid Corp.	9.250	03/15/20		10,645,000	12,015,544

Food Products 0.7%
B&G Foods, Inc.	4.625	06/01/21		15,130,000	15,130,000
B&G Foods, Inc.	7.625	01/15/18		1,956,000	2,105,145
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17		2,310,000	2,431,275
Marfrig Holding Europe BV (S)	8.375	05/09/18		1,459,000	1,342,280
Simmons Foods, Inc. (S)	10.500	11/01/17		4,285,000	4,584,950
TreeHouse Foods, Inc.	7.750	03/01/18		2,005,000	2,160,388

2

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Consumer Staples (continued)

Household Products 0.4%
Harbinger Group, Inc. (S)	7.875	07/15/19		16,300,000	$17,359,500

Energy 4.4%					181,957,256

Energy Equipment & Services 0.6%
Calfrac Holdings LP (S)	7.500	12/01/20		3,485,000	3,589,550
Exterran Partners LP (S)	6.000	04/01/21		4,770,000	4,889,250
Inkia Energy, Ltd. (S)	8.375	04/04/21		6,790,000	7,604,800
PHI, Inc.	8.625	10/15/18		3,880,000	4,219,500
Trinidad Drilling, Ltd. (S)	7.875	01/15/19		1,575,000	1,693,125
Weatherford International, Ltd.	9.625	03/01/19		800,000	1,040,670

Gas Utilities 0.2%
DCP Midstream LLC (5.850% to 05/21/2023, then 3 month
LIBOR + 3.850%) (P)(S)	5.850	05/21/43		8,500,000	8,521,250

Oil, Gas & Consumable Fuels 3.6%
Arch Coal, Inc.	7.000	06/15/19		2,640,000	2,376,000
Arch Coal, Inc.	7.250	06/15/21		8,275,000	7,323,375
Bill Barrett Corp.	7.000	10/15/22		7,170,000	7,528,500
Carrizo Oil & Gas, Inc.	7.500	09/15/20		2,990,000	3,229,200
CNOOC Finance 2013, Ltd.	3.000	05/09/23		9,705,000	9,229,406
EP Energy LLC	7.750	09/01/22		5,280,000	5,887,200
EP Energy LLC	9.375	05/01/20		18,148,000	20,575,295
EPL Oil & Gas, Inc.	8.250	02/15/18		1,325,000	1,424,375
Forest Oil Corp. (S)	7.500	09/15/20		1,090,000	1,095,450
Halcon Resources Corp.	8.875	05/15/21		4,420,000	4,497,350
Linn Energy LLC (S)	6.250	11/01/19		6,295,000	6,342,213
Linn Energy LLC	8.625	04/15/20		2,140,000	2,343,300
MarkWest Energy Partners LP	6.500	08/15/21		1,355,000	1,466,788
Niska Gas Storage US LLC	8.875	03/15/18		3,550,000	3,727,500
Pertamina Persero PT (S)	5.250	05/23/21		2,410,000	2,518,450
Pertamina Persero PT (S)	6.500	05/27/41		1,730,000	1,760,275
Petrobras Global Finance BV	4.375	05/20/23		16,140,000	15,575,665
Petrobras International Finance Company	5.375	01/27/21		3,600,000	3,810,942
Petroleos Mexicanos	6.000	03/05/20		2,120,000	2,427,400
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17		5,340,000	5,914,050
Regency Energy Partners LP	9.375	06/01/16		2,802,000	2,933,358
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21		2,405,000	2,414,019
Sabine Pass Liquefaction LLC (S)	5.625	04/15/23		11,600,000	11,600,000
Samson Investment Company (S)	9.750	02/15/20		7,700,000	8,027,250
SandRidge Energy, Inc.	7.500	02/15/23		6,380,000	6,571,400
SM Energy Company (S)	5.000	01/15/24		8,585,000	8,670,850
Valero Energy Corp.	6.125	02/01/20		485,000	582,249
Williams Partners LP	7.250	02/01/17		460,000	547,251

Financials 14.8%					612,869,090

Capital Markets 1.2%
Affinion Group Holdings, Inc.	11.625	11/15/15		4,370,000	2,425,350
E*TRADE Financial Corp.	6.000	11/15/17		4,335,000	4,519,238
E*TRADE Financial Corp.	6.750	06/01/16		3,295,000	3,525,650
Hongkong Land Treasury Services (Singapore) Pte, Ltd.	3.860	12/29/17	SGD	2,500,000	2,056,594
JPMorgan Chase & Company (5.150% to 05/01/2023, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23		32,930,000	33,259,300
Temasek Financial I, Ltd.	3.265	02/19/20	SGD	5,250,000	4,505,492

3

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Financials (continued)

Commercial Banks 2.9%
ANZ National International, Ltd.	2.950	07/27/15	SGD	2,750,000	$2,230,177
Asian Development Bank	3.250	07/20/17	NZD	11,400,000	8,961,361
Banco Safra SA (S)	10.250	08/08/16	BRL	3,326,000	1,615,015
Banco Votorantim SA (S)	6.250	05/16/16	BRL	7,000,000	3,857,550
Bancolombia SA	5.950	06/03/21		4,495,000	4,922,025
BBVA Bancomer SA (S)	6.500	03/10/21		3,995,000	4,414,475
DBS Bank, Ltd. (S)	6.890	12/23/13	IDR	86,000,000,000	8,651,802
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month
LIBOR + 3.033%) (P)(Q)	5.100	06/30/23		14,180,000	14,144,550
First Niagara Financial Group, Inc.	7.250	12/15/21		13,890,000	16,623,594
First Tennessee Bank NA	5.050	01/15/15		508,000	534,391
National Australia Bank, Ltd.	6.000	02/15/17	AUD	5,795,000	5,970,057
Regions Bank	6.450	06/26/37		1,250,000	1,378,154
Regions Financial Corp.	7.375	12/10/37		3,615,000	4,229,550
Standard Chartered Bank	2.220	07/05/13	SGD	6,000,000	4,748,452
Synovus Financial Corp.	5.125	06/15/17		10,730,000	10,783,650
Synovus Financial Corp.	7.875	02/15/19		4,515,000	5,113,238
The Royal Bank of Scotland PLC (P)	1.927	03/31/14	SGD	7,500,000	5,913,017
United Community Banks, Inc. (S)	7.500	09/30/15		2,075,000	2,085,375
Westpac Banking Corp.	7.250	02/11/20	AUD	5,300,000	5,880,573
Zions Bancorporation (5.800% to 06/15/2023, then 3 month
LIBOR + 3.800%) (P)(Q)	5.800	06/15/23		8,290,000	8,352,175

Consumer Finance 0.5%
SLM Corp.	5.500	01/25/23		22,265,000	20,998,945

Diversified Financial Services 6.9%
Banco Continental SA (7.375% to 10/07/2020, then 3 month
LIBOR + 6.802%) (S)	7.375	10/07/40		1,625,000	1,789,133
Banco Santander Brasil SA (S)	8.000	03/18/16	BRL	7,060,000	3,306,511
Citigroup, Inc.	6.250	06/29/17	NZD	8,565,000	7,254,856
Citigroup, Inc. (5.900% to 02/15/2023, then 3 month LIBOR +
4.230%) (Q)	5.900	02/15/23		12,295,000	12,786,800
Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23		12,410,000	12,968,450
Corporacion Andina de Fomento	3.750	01/15/16		2,210,000	2,345,959
EUROFIMA	6.000	01/28/14	AUD	8,090,000	7,887,060
European Investment Bank	4.250	02/04/15	NOK	70,100,000	12,414,998
European Investment Bank	5.375	05/20/14	AUD	13,665,000	13,387,522
European Investment Bank	6.500	09/10/14	NZD	3,920,000	3,248,441
Forethought Financial Group, Inc. (S)	8.625	04/15/21		3,000,000	3,572,289
General Electric Capital Australia Funding Pty, Ltd.	6.750	02/18/14	AUD	2,200,000	2,155,271
General Electric Capital Australia Funding Pty, Ltd.	7.000	10/08/15	AUD	5,300,000	5,462,189
General Electric Capital Corp.	4.250	01/17/18	NZD	5,515,000	4,336,145
General Electric Capital Corp.	4.875	04/05/16	SEK	41,000,000	6,647,629
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22		11,950,000	13,981,500
General Electric Capital Corp., Series A	7.625	12/10/14	NZD	14,055,000	11,813,668
Gruposura Finance (S)	5.700	05/18/21		3,475,000	3,794,700
ING US, Inc. (P)(S)	5.650	05/15/53		16,795,000	16,878,975
Inter-American Development Bank	4.750	01/10/14	INR	166,600,000	2,921,731
Inter-American Development Bank	5.375	05/27/14	AUD	12,537,000	12,292,206
Intercorp Retail Trust (S)	8.875	11/14/18		3,010,000	3,393,775

4

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Financials (continued)

International Bank for Reconstruction & Development	2.125	05/29/17	NOK	31,200,000	$5,349,059
International Bank for Reconstruction & Development	4.500	08/16/16	NZD	16,555,000	13,591,693
International Bank for Reconstruction & Development	5.375	12/15/14	NZD	7,930,000	6,520,765
iPayment, Inc.	10.250	05/15/18		1,655,000	1,472,950
Jefferies Group LLC	6.500	01/20/43		4,430,000	4,736,618
JPMorgan Chase & Company	4.250	11/02/18	NZD	11,405,000	8,863,332
KFW	4.000	12/15/14	NOK	39,250,000	6,908,787
KFW	5.750	05/13/15	AUD	15,350,000	15,469,436
KFW	6.000	01/19/16	AUD	10,200,000	10,468,716
KFW	6.000	08/20/20	AUD	18,700,000	20,044,447
Merrill Lynch & Company, Inc. (P)	1.040	09/15/26		26,395,000	22,431,976
Moody's Corp.	4.500	09/01/22		985,000	1,022,542
SPL Logistics Escrow LLC (S)	8.875	08/01/20		2,415,000	2,529,713

Insurance 2.4%
American International Group, Inc. (8.175% to 05/15/2038,
then 3 month LIBOR + 4.195%)	8.175	05/15/58		32,305,000	42,319,550
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67		10,265,000	9,918,556
MetLife, Inc.	6.400	12/15/36		4,915,000	5,553,950
Prudential Financial, Inc. (5.875% to 09/1/2022, then 3 month
LIBOR + 4.175%)	5.875	09/15/42		4,850,000	5,244,063
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37		1,095,000	1,171,650
The Allstate Corp. (P)	6.125	05/15/37		19,960,000	22,034,802
The Allstate Corp. (6.500% to 05/15/2037, then 3 month
LIBOR + 2.120%)	6.500	05/15/57		250,000	281,875
XL Group PLC, Series E (6.500% to 04/15/2017, then 3
month LIBOR + 2.458%) (Q)	6.500	04/15/17		12,643,000	12,674,608

Real Estate Investment Trusts 0.3%
Corrections Corp. of America (S)	4.125	04/01/20		7,300,000	7,327,375
Host Hotels & Resorts LP	5.250	03/15/22		4,580,000	5,027,970

Real Estate Management & Development 0.3%
CapitaMalls Asia Treasury, Ltd.	3.950	08/24/17	SGD	7,750,000	6,427,083
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18		1,190,000	1,329,825
Realogy Corp. (S)	7.625	01/15/20		585,000	662,513
Realogy Corp. (S)	7.875	02/15/19		2,695,000	2,957,763
Yanlord Land Group, Ltd. (S)	10.625	03/29/18		2,940,000	3,226,650

Thrifts & Mortgage Finance 0.3%
Nationstar Mortgage LLC (S)	7.875	10/01/20		1,920,000	2,102,400
Nationstar Mortgage LLC (S)	9.625	05/01/19		7,737,000	8,858,865

Health Care 2.9%					117,666,433

Biotechnology 0.1%
Grifols, Inc.	8.250	02/01/18		1,390,000	1,513,363

Health Care Equipment & Supplies 0.3%
Alere, Inc. (S)	6.500	06/15/20		3,215,000	3,231,075
Alere, Inc.	8.625	10/01/18		7,893,000	8,544,173

Health Care Providers & Services 2.3%
BioScrip, Inc.	10.250	10/01/15		4,931,000	5,177,550
Community Health Systems, Inc.	7.125	07/15/20		2,170,000	2,381,575
Community Health Systems, Inc.	8.000	11/15/19		6,305,000	6,935,500
Emergency Medical Services Corp.	8.125	06/01/19		650,000	708,500

5

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date	Par value^	Value

Health Care (continued)

ExamWorks Group, Inc.	9.000	07/15/19	7,815,000	$8,596,500
HCA Holdings, Inc.	6.250	02/15/21	15,228,000	16,293,960
HCA, Inc.	7.500	02/15/22	13,295,000	15,488,675
HCA, Inc.	8.000	10/01/18	1,600,000	1,884,000
HCA, Inc.	8.500	04/15/19	4,475,000	4,877,750
National Mentor Holdings, Inc. (S)	12.500	02/15/18	7,070,000	7,688,625
Tenet Healthcare Corp. (S)	4.375	10/01/21	17,241,000	16,723,770
Vanguard Health Holding Company II LLC	7.750	02/01/19	8,879,000	9,500,530

Pharmaceuticals 0.2%
AbbVie, Inc. (S)	4.400	11/06/42	4,540,000	4,446,612
Endo Health Solutions, Inc.	7.250	01/15/22	3,170,000	3,415,675
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20	240,000	258,600

Industrials 2.4%				100,977,712

Aerospace & Defense 0.5%
Bombardier, Inc. (S)	7.750	03/15/20	9,410,000	11,009,700
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	10,025,000	10,927,250

Airlines 0.5%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	1,382,833	1,534,945
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,723,621	2,010,259
TAM Capital 3, Inc. (S)	8.375	06/03/21	5,575,000	6,132,500
TAM Capital, Inc.	7.375	04/25/17	1,690,000	1,825,200
UAL 2009-1 Pass Through Trust	10.400	11/01/16	613,575	713,097
UAL 2009-2A Pass Through Trust	9.750	01/15/17	1,113,086	1,285,614
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	2,036,325	2,275,593
US Airways 2012-1 Class B Pass Through Trust	8.000	10/01/19	6,095,602	6,857,553

Building Products 0.2%
Euramax International, Inc.	9.500	04/01/16	1,085,000	1,063,300
Nortek, Inc.	8.500	04/15/21	1,740,000	1,905,300
Nortek, Inc.	10.000	12/01/18	3,800,000	4,218,000
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	330,000	376,200

Commercial Services & Supplies 0.3%
Covanta Holding Corp.	7.250	12/01/20	6,905,000	7,547,117
Garda World Security Corp. (S)	9.750	03/15/17	3,285,000	3,523,163

Construction & Engineering 0.1%
Empresas ICA SAB de CV (S)	8.375	07/24/17	2,010,000	1,708,500
Tutor Perini Corp.	7.625	11/01/18	4,075,000	4,299,125

Electrical Equipment 0.2%
Coleman Cable, Inc.	9.000	02/15/18	2,550,000	2,747,625
WPE International Cooperatief UA (S)	10.375	09/30/20	5,640,000	4,455,600

Industrial Conglomerates 0.4%
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	4,180,000	4,472,600
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	8,065,000	8,524,705
Smiths Group PLC (S)	7.200	05/15/19	190,000	228,922
Tenedora Nemak SA de CV (S)	5.500	02/28/23	3,130,000	3,192,600

Machinery 0.1%
Victor Technologies Group, Inc.	9.000	12/15/17	1,875,000	2,043,750
Volvo Treasury AB (S)	5.950	04/01/15	1,215,000	1,312,094

Marine 0.1%
Navios Maritime Holdings, Inc.	8.125	02/15/19	2,370,000	2,304,825

6

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date	Par value^	Value

Industrials (continued)

Navios South American Logistics, Inc.	9.250	04/15/19	1,120,000	$1,218,000

Trading Companies & Distributors 0.0%
Aircastle, Ltd.	6.750	04/15/17	555,000	610,500
Aircastle, Ltd.	7.625	04/15/20	570,000	654,075

Information Technology 0.5%				20,573,326

Communications Equipment 0.0%
Hughes Satellite Systems Corp.	7.625	06/15/21	475,000	530,813

Computers & Peripherals 0.1%
Seagate HDD Cayman	7.000	11/01/21	4,600,000	5,060,000

Internet Software & Services 0.1%
j2 Global, Inc.	8.000	08/01/20	1,790,000	1,924,250
Zayo Group LLC	8.125	01/01/20	2,575,000	2,858,250

IT Services 0.2%
Brightstar Corp. (S)	9.500	12/01/16	6,265,000	6,813,188

Software 0.1%
First Data Corp. (S)	8.875	08/15/20	3,065,000	3,386,825

Materials 4.4%				183,264,312

Chemicals 0.7%
Hexion US Finance Corp.	8.875	02/01/18	14,270,000	14,894,313
INEOS Group Holdings SA (S)	6.125	08/15/18	5,075,000	4,998,875
PetroLogistics LP (S)	6.250	04/01/20	1,325,000	1,334,938
TPC Group, Inc. (S)	8.750	12/15/20	8,650,000	9,125,750

Construction Materials 0.3%
Cemex Finance LLC (S)	9.375	10/12/22	2,720,000	3,046,400
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	2,505,000	2,642,775
Votorantim Cimentos SA (S)	7.250	04/05/41	6,710,000	7,179,700
Vulcan Materials Company	7.500	06/15/21	1,215,000	1,433,700

Containers & Packaging 1.2%
AEP Industries, Inc.	8.250	04/15/19	3,550,000	3,851,750
Ardagh Packaging Finance PLC (S)	7.000	11/15/20	851,000	872,275
Ardagh Packaging Finance PLC (S)	7.375	10/15/17	9,385,000	10,194,456
Ball Corp.	4.000	11/15/23	13,375,000	12,789,844
Ball Corp.	6.750	09/15/20	12,080,000	13,046,400
Cascades, Inc.	7.875	01/15/20	745,000	799,013
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,700,000	5,381,500
Pretium Packaging LLC	11.500	04/01/16	1,320,000	1,425,600
Sealed Air Corp. (S)	6.500	12/01/20	2,400,000	2,670,000

Metals & Mining 1.9%
APERAM (S)	7.750	04/01/18	1,690,000	1,681,550
ArcelorMittal	7.250	03/01/41	9,040,000	8,814,000
CSN Islands XI Corp. (S)	6.875	09/21/19	510,000	532,950
CSN Islands XII Corp. (Q)(S)	7.000	09/23/15	2,375,000	2,308,500
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	3,728,000	3,467,040
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	12,790,000	12,917,900
HudBay Minerals, Inc.	9.500	10/01/20	10,125,000	10,656,563
Inmet Mining Corp. (S)	7.500	06/01/21	4,885,000	4,970,488
Inmet Mining Corp. (S)	8.750	06/01/20	9,415,000	10,144,663
Metinvest BV (S)	8.750	02/14/18	4,175,000	4,175,000

7

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Materials (continued)

New Gold, Inc. (S)	6.250	11/15/22		2,755,000	$2,837,650
Rio Tinto Finance USA, Ltd.	7.125	07/15/28		1,795,000	2,351,531
Rio Tinto Finance USA, Ltd.	9.000	05/01/19		1,540,000	2,084,533
SunCoke Energy, Inc.	7.625	08/01/19		4,735,000	5,066,450
Thompson Creek Metals Company, Inc.	7.375	06/01/18		3,135,000	2,837,175
Vale Overseas, Ltd.	4.625	09/15/20		2,005,000	2,078,080

Paper & Forest Products 0.3%
Mercer International, Inc.	9.500	12/01/17		2,365,000	2,577,850
Sappi Papier Holding GmbH (S)	7.500	06/15/32		6,715,000	5,707,750
Sappi Papier Holding GmbH (S)	7.750	07/15/17		1,565,000	1,705,850
Sappi Papier Holding GmbH (S)	8.375	06/15/19		600,000	661,500

Telecommunication Services 2.5%					101,595,269

Diversified Telecommunication Services 1.3%
American Tower Corp.	4.700	03/15/22		2,820,000	2,998,901
American Tower Corp.	7.000	10/15/17		4,042,000	4,831,799
Crown Castle Towers LLC (S)	4.883	08/15/20		5,791,000	6,439,847
Frontier Communications Corp.	7.125	03/15/19		1,045,000	1,139,050
Frontier Communications Corp.	7.125	01/15/23		10,420,000	10,888,900
Frontier Communications Corp.	9.250	07/01/21		1,815,000	2,114,475
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		3,215,000	3,524,666
Intelsat Jackson Holdings SA (S)	6.625	12/15/22		12,205,000	12,708,456
Oi SA (S)	9.750	09/15/16	BRL	4,668,000	2,244,859
Satelites Mexicanos SA de CV	9.500	05/15/17		3,293,000	3,539,975
SingTel Group Treasury Pte, Ltd.	3.488	04/08/20	SGD	1,000,000	846,105
Wind Acquisition Finance SA (S)	7.250	02/15/18		1,635,000	1,704,488

Wireless Telecommunication Services 1.2%
Digicel Group, Ltd. (S)	8.250	09/30/20		3,250,000	3,461,250
Digicel Group, Ltd. (S)	10.500	04/15/18		1,924,000	2,089,272
Digicel, Ltd. (S)	6.000	04/15/21		13,280,000	13,213,600
Digicel, Ltd. (S)	7.000	02/15/20		3,930,000	4,077,375
MetroPCS Wireless, Inc. (S)	6.250	04/01/21		5,532,000	5,794,770
MetroPCS Wireless, Inc. (S)	6.625	04/01/23		3,450,000	3,648,375
SBA Telecommunications, Inc. (S)	5.750	07/15/20		3,495,000	3,634,800
SBA Tower Trust (S)	5.101	04/17/17		4,191,000	4,624,354
Softbank Corp. (S)	4.500	04/15/20		6,770,000	6,875,639
Sprint Nextel Corp. (S)	9.000	11/15/18		985,000	1,194,313

Utilities 1.0%					42,000,984

Electric Utilities 0.1%
Appalachian Power Company	5.000	06/01/17		900,000	1,009,708
Dubai Electricity & Water Authority (S)	7.375	10/21/20		3,365,000	4,063,238

Independent Power Producers & Energy Traders 0.8%
AES Corp.	4.875	05/15/23		12,495,000	12,276,338
Dynegy, Inc. (S)	5.875	06/01/23		9,745,000	9,598,825
GenOn Energy, Inc.	7.875	06/15/17		888,000	999,000
NRG Energy, Inc. (S)	6.625	03/15/23		10,250,000	10,839,375

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20		3,000,000	3,214,500

8

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Foreign Government Obligations 25.2%					$1,046,061,317

(Cost $1,043,561,191)

Australia 1.9%					78,487,071

New South Wales Treasury Corp.	6.000	05/01/20	AUD	29,830,000	32,537,969
Queensland Treasury Corp.	6.000	10/21/15	AUD	27,105,000	27,758,217
Queensland Treasury Corp.	6.000	04/21/16	AUD	17,608,000	18,190,885

Brazil 1.0%					42,488,371

Federative Republic of Brazil	8.500	01/05/24	BRL	26,895,000	12,965,304
Federative Republic of Brazil	10.250	01/10/28	BRL	24,252,000	12,908,432
Federative Republic of Brazil	12.500	01/05/16	BRL	31,915,000	16,614,635

Canada 4.0%					164,635,655

Canada Housing Trust No. 1 (S)	2.750	06/15/16	CAD	26,680,000	26,750,255
Government of Canada	1.250	03/01/18	CAD	19,835,000	18,900,407
Government of Canada	2.500	06/01/15	CAD	11,710,000	11,605,974
Government of Canada	2.750	09/01/16	CAD	3,000,000	3,024,596
Government of Canada	3.000	12/01/15	CAD	10,535,000	10,618,630
Government of Canada	4.000	06/01/16	CAD	20,975,000	21,858,105
Ontario School Boards Financing Corp., Series 01A2	6.250	10/19/16	CAD	3,815,000	4,199,315
Province of Alberta	1.700	12/15/17	CAD	17,430,000	16,728,933
Province of Ontario	1.650	09/27/19		7,065,000	6,939,081
Province of Ontario	3.150	09/08/15	CAD	6,210,000	6,231,084
Province of Ontario	3.150	12/15/17		4,115,000	4,452,903
Province of Ontario	4.750	06/02/13	CAD	4,610,000	4,447,655
Province of Ontario	6.250	06/16/15	NZD	12,870,000	10,808,084
Province of Quebec	4.500	12/01/16	CAD	7,580,000	8,015,462
Province of Quebec	5.250	10/01/13	CAD	5,870,000	5,737,341
Province of Quebec	6.750	11/09/15	NZD	5,060,000	4,317,830

Chile 0.0%					1,916,025

Republic of Chile	3.875	08/05/20		1,770,000	1,916,025

Indonesia 1.3%					54,914,975

Republic of Indonesia (S)	5.875	03/13/20		1,365,000	1,566,338
Republic of Indonesia	6.125	05/15/28	IDR	48,000,000,000	4,665,090
Republic of Indonesia	7.000	05/15/22	IDR	27,500,000,000	3,019,141
Republic of Indonesia	8.250	07/15/21	IDR	178,780,000,000	21,097,153
Republic of Indonesia	9.500	06/15/15	IDR	46,220,000,000	5,150,475
Republic of Indonesia	9.500	07/15/31	IDR	43,600,000,000	5,724,090
Republic of Indonesia	10.000	07/15/17	IDR	103,110,000,000	12,412,728
Republic of Indonesia	14.250	06/15/13	IDR	12,500,000,000	1,279,960

Malaysia 2.1%					85,666,652

Government of Malaysia	3.741	02/27/15	MYR	105,000,000	34,301,050
Government of Malaysia	3.835	08/12/15	MYR	69,750,000	22,910,455
Government of Malaysia	4.262	09/15/16	MYR	85,650,000	28,455,147

9

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Mexico 1.1%					$44,678,035

Government of Mexico	5.000	06/15/17	MXN	227,318,100	18,002,466
Government of Mexico	5.625	01/15/17		520,000	587,600
Government of Mexico	5.875	02/17/14		550,000	567,875
Government of Mexico	6.000	06/18/15	MXN	157,000,000	12,713,544
Government of Mexico	8.125	12/30/19		360,000	480,600
Government of Mexico	9.500	12/18/14	MXN	146,000,000	12,325,950

New Zealand 2.7%					114,577,582

Dominion of New Zealand	5.000	03/15/19	NZD	27,600,000	24,080,555
Dominion of New Zealand	6.000	04/15/15	NZD	14,495,000	12,233,409
Dominion of New Zealand	6.000	12/15/17	NZD	59,260,000	53,130,990
Dominion of New Zealand	6.000	05/15/21	NZD	26,800,000	25,132,628

Norway 1.0%					40,121,640

Government of Norway	4.500	05/22/19	NOK	139,718,000	27,616,723
Government of Norway	5.000	05/15/15	NOK	68,377,000	12,504,917

Peru 0.1%					2,128,613

Republic of Peru	7.350	07/21/25		1,575,000	2,128,613

Philippines 2.1%					88,586,698

Republic of Philippines	4.950	01/15/21	PHP	659,000,000	16,993,376
Republic of Philippines	5.875	12/16/20	PHP	321,278,240	9,038,324
Republic of Philippines	6.250	01/14/36	PHP	895,000,000	26,466,761
Republic of Philippines	6.500	04/28/21	PHP	711,400,000	20,828,032
Republic of Philippines	8.125	12/16/35	PHP	419,020,160	15,260,205

Singapore 2.2%					91,193,646

Republic of Singapore	2.375	04/01/17	SGD	36,300,000	30,450,615
Republic of Singapore	2.500	06/01/19	SGD	10,700,000	9,080,156
Republic of Singapore	2.875	07/01/15	SGD	27,350,000	22,774,688
Republic of Singapore	3.250	09/01/20	SGD	32,710,000	28,888,187

South Korea 2.2%					92,387,178

Korea Development Bank	4.375	08/10/15		485,000	514,859
Korea Treasury Bond Coupon Strips	3.286	09/10/18	KRW	654,810,000	496,917
Korea Treasury Bond Coupon Strips	3.287	03/10/18	KRW	654,810,000	504,780
Korea Treasury Bond Coupon Strips	3.296	03/10/17	KRW	654,810,000	520,625
Korea Treasury Bond Coupon Strips	3.297	09/10/17	KRW	654,810,000	512,568
Korea Treasury Bond Coupon Strips	3.309	09/10/16	KRW	654,810,000	528,713
Korea Treasury Bond Coupon Strips	3.315	03/10/16	KRW	654,810,000	536,525
Korea Treasury Bond Coupon Strips	3.326	09/10/15	KRW	654,810,000	544,479
Korea Treasury Bond Coupon Strips	3.327	03/10/15	KRW	654,810,000	552,496
Korea Treasury Bond Coupon Strips	3.347	09/10/14	KRW	654,810,000	560,504
Korea Treasury Bond Coupon Strips	3.356	03/10/14	KRW	654,810,000	568,162
Korea Treasury Bond Coupon Strips	3.371	09/10/13	KRW	654,810,000	575,694
Korea Treasury Bond Principal Strips, PO	3.286	09/10/18	KRW	22,776,000,000	17,284,075
Republic of Korea	3.250	06/10/15	KRW	19,800,000,000	17,690,214
Republic of Korea	3.500	06/10/14	KRW	5,150,000,000	4,597,099
Republic of Korea	3.500	03/10/17	KRW	32,200,000,000	29,142,097
Republic of Korea	4.000	03/10/16	KRW	18,900,000,000	17,257,371

10

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Sweden 1.7%					$70,797,516

Kingdom of Sweden	3.750	08/12/17	SEK	162,735,000	27,100,592
Kingdom of Sweden	4.500	08/12/15	SEK	150,095,000	24,397,363
Kingdom of Sweden	5.000	12/01/20	SEK	67,615,000	12,586,302
Svensk Exportkredit AB	7.625	06/30/14	NZD	8,075,000	6,713,259

Thailand 1.7%					71,304,235

Bank of Thailand	3.200	10/22/14	THB	1,036,250,000	34,483,901
Kingdom of Thailand	3.250	06/16/17	THB	1,100,000,000	36,820,334

Turkey 0.1%					2,177,425

Republic of Turkey	6.750	05/30/40		1,735,000	2,177,425

Capital Preferred Securities 2.4%					$98,861,464

(Cost $91,541,099)

Financials 2.4%					98,861,464

Commercial Banks 1.8%
Banponce Trust I, Series A	8.327	02/01/27		750,000	648,750
Cullen/Frost Capital Trust II (P)	1.825	03/01/34		3,479,000	2,997,942
First Midwest Capital Trust I, Series B	6.950	12/01/33		6,309,000	6,545,588
First Tennessee Capital II	6.300	04/15/34		2,879,000	2,864,605
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%)	5.911	11/30/35		9,218,000	9,425,405
M&T Capital Trust I	8.234	02/01/27		1,335,000	1,327,356
M&T Capital Trust III	9.250	02/01/27		480,000	486,960
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21		7,050,000	8,081,063
SunTrust Preferred Capital I (P)(Q)	4.000	07/15/13		9,340,000	8,125,800
USB Capital IX (P)(Q)	3.500	07/15/13		17,959,000	16,971,255
Wachovia Capital Trust III (P)(Q)	5.570	07/15/13		16,960,000	16,981,200

Diversified Financial Services 0.6%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	06/28/13		18,715,000	16,469,200
JPMorgan Chase Capital XXIII (P)	1.275	05/15/47		10,046,000	7,936,340

Convertible Bonds 2.1%					$86,273,320

(Cost $73,084,959)

Consumer Discretionary 0.8%					34,846,194

Automobiles 0.4%
Ford Motor Company	4.250	11/15/16		8,445,000	15,417,403

Household Durables 0.1%
Lennar Corp. (S)	2.750	12/15/20		2,500,000	4,607,813

Internet & Catalog Retail 0.1%
Liberty Interactive LLC (S)	0.750	03/30/43		3,700,000	3,931,065

Media 0.2%
XM Satellite Radio, Inc. (S)	7.000	12/01/14		5,549,000	10,889,913

Financials 0.5%					22,493,321

Capital Markets 0.1%
Ares Capital Corp. (S)	5.750	02/01/16		3,550,000	3,900,563

11

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date		Par value^	Value

Financials (continued)

Real Estate Investment Trusts 0.2%
Colony Financial, Inc.	5.000	04/15/23		5,770,000	$6,458,794
Dundee International	5.500	07/31/18	CAD	1,095,000	1,062,311
Redwood Trust, Inc.	4.625	04/15/18		885,000	938,100
Transglobe Apartment (S)	5.400	09/30/18	CAD	1,370,000	1,433,759

Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp.	2.000	04/01/20		7,330,000	8,699,794

Health Care 0.2%					6,987,473

Health Care Equipment & Supplies 0.0%
Teleflex, Inc.	3.875	08/01/17		690,000	949,613

Health Care Providers & Services 0.2%
WellPoint, Inc. (S)	2.750	10/15/42		4,944,000	6,037,860

Industrials 0.3%					11,391,238

Airlines 0.3%
United Continental Holdings, Inc.	4.500	06/30/21		10,750,000	11,391,238

Information Technology 0.3%					10,555,094

Internet Software & Services 0.2%
Equinix, Inc.	3.000	10/15/14		4,975,000	9,247,281

Software 0.1%
Electronic Arts, Inc.	0.750	07/15/16		1,250,000	1,307,813

Municipal Bonds 0.0%					$494,376

(Cost $484,800)

California 0.0%					494,376

City of Long Beach	7.282	11/01/30		480,000	494,376

Term Loans (M) 7.2%					$296,771,437

(Cost $295,444,177)

Consumer Discretionary 1.0%					41,014,429

Hotels, Restaurants & Leisure 0.2%
Ameristar Casinos, Inc.	4.000	04/16/18		2,914,182	2,925,920
Caesars Entertainment Operating Company, Inc.	4.443	01/26/18		5,409,081	4,765,065
Caesars Entertainment Operating Company, Inc.	5.443	01/26/18		93,811	83,873
CCM Merger, Inc.	5.000	03/01/17		849,983	856,358
Las Vegas Sands LLC	2.700	11/23/16		1,643,482	1,643,776

Media 0.5%
Clear Channel Communications, Inc.	3.844	01/29/16		15,065,189	13,885,088
Mood Media Corp.	7.000	05/07/18		1,056,334	1,058,975
Univision Communications, Inc.	4.500	03/02/20		4,145,000	4,134,638

Multiline Retail 0.1%
JC Penney Corp., Inc. (T)	TBD	04/30/18		5,270,000	5,340,265
The Neiman Marcus Group, Inc.	4.000	05/16/18		740,000	739,207

Specialty Retail 0.1%
Burlington Coat Factory Warehouse Corp.	4.250	02/24/17		2,583,553	2,598,623

12

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date	Par value^	Value

Consumer Discretionary (continued)

Textiles, Apparel & Luxury Goods 0.1%
Calceus Acquisition, Inc.	5.750	01/31/20	2,953,110	$2,982,641

Consumer Staples 0.9%				38,978,404

Food & Staples Retailing 0.3%
Rite Aid Corp.	5.750	08/21/20	1,035,000	1,068,961
SUPERVALU, Inc.	5.000	03/21/19	11,032,381	11,141,326

Food Products 0.2%
Del Monte Corp.	4.000	03/08/18	7,361,550	7,395,730
H.J. Heinz Company (T)	TBD	03/27/20	2,995,000	3,023,701

Household Products 0.4%
Huish Detergents, Inc.	5.500	03/23/20	14,643,000	14,729,950

Personal Products 0.0%
Revlon Consumer Products Corp.	4.000	11/20/17	1,599,245	1,618,736

Energy 0.4%				16,231,407

Energy Equipment & Services 0.2%
Offshore Group Investment, Ltd.	6.250	10/26/17	7,229,625	7,277,825

Oil, Gas & Consumable Fuels 0.2%
Arch Coal, Inc.	5.750	05/16/18	8,867,672	8,953,582

Financials 1.1%				45,619,329

Capital Markets 0.4%
Walter Investment Management Corp.	5.750	11/28/17	17,384,989	17,576,224

Diversified Financial Services 0.2%
Ocwen Loan Servicing LLC	5.000	02/15/18	5,920,000	6,001,400
Springleaf Finance Funding Company	5.500	05/10/17	3,161,130	3,168,047

Real Estate Investment Trusts 0.5%
iStar Financial, Inc.	4.500	09/28/17	18,311,896	18,540,795

Real Estate Management & Development 0.0%
Realogy Corp.	6.200	10/10/13	333,698	332,863

Health Care 0.7%				28,099,146

Biotechnology 0.2%
Aptalis Pharma, Inc.	5.500	02/10/17	2,944,873	2,954,076
Capsugel Holdings US, Inc.	4.750	08/01/18	2,702,133	2,735,909
Patheon, Inc.	7.250	12/06/18	1,890,500	1,914,131

Health Care Providers & Services 0.4%
Catalent Pharma Solutions, Inc.	3.694	09/15/16	2,680,324	2,699,596
Catalent Pharma Solutions, Inc.	4.250	09/15/17	5,514,318	5,544,647
MModal, Inc.	7.500	08/15/19	2,908,153	2,870,347
National Mentor Holdings, Inc.	6.500	02/09/17	5,656,880	5,727,591

Pharmaceuticals 0.1%
Warner Chilcott Company LLC	4.250	03/15/18	3,615,966	3,652,849

Industrials 0.7%				26,803,078

Airlines 0.3%
Delta Air Lines, Inc.	5.000	04/20/17	4,913,239	4,965,442
US Airways Group, Inc. (T)	TBD	05/23/19	6,325,000	6,317,094

13

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date	Par value^	Value

Industrials (continued)

Road & Rail 0.1%
Swift Transportation Company LLC	4.000	12/21/17	1,901,047	$1,921,641

Trading Companies & Distributors 0.3%
American Builders & Contractors Supply Company, Inc.	3.500	04/16/20	11,450,000	11,490,453
Travelport LLC	5.533	08/21/15	2,112,145	2,108,448

Information Technology 0.2%				9,602,900

Software 0.2%
Aspect Software, Inc.	7.000	05/06/16	1,590,508	1,605,089
First Data Corp.	4.195	03/23/18	3,478,092	3,460,702
First Data Corp.	4.199	03/24/17	3,311,525	3,297,037
First Data Corp.	4.199	09/24/18	1,245,000	1,240,072

Materials 0.9%				37,891,067

Chemicals 0.2%
US Coatings Acquisition, Inc.	4.750	02/03/20	9,855,000	9,944,927

Construction Materials 0.3%
Apex Tool Group LLC	4.500	02/01/20	7,400,000	7,437,000
Doncasters Group, Ltd.	5.500	03/28/20	4,340,000	4,369,838

Containers & Packaging 0.2%
Berry Plastics Group, Inc.	3.500	02/07/20	7,370,000	7,361,937
Consolidated Container Company, LLC	5.000	07/03/19	2,706,400	2,726,698

Metals & Mining 0.2%
Fortescue Metals Group Finance PTY, Ltd.	5.250	10/18/17	6,024,725	6,050,667

Telecommunication Services 0.8%				30,754,412

Diversified Telecommunication Services 0.6%
Crown Castle Operating Company	3.250	01/31/19	8,952,010	8,968,795
Intelsat Jackson Holdings SA	5.250	02/03/14	3,318,177	3,318,177
RentPath, Inc. (T)	TBD	05/02/20	11,900,000	11,706,625

Wireless Telecommunication Services 0.2%
NTELOS, Inc.	5.750	11/08/19	6,840,625	6,760,815

Utilities 0.5%				21,777,265

Electric Utilities 0.4%
La Frontera Generation LLC	4.500	09/30/20	18,300,000	18,284,756

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc.	4.000	04/23/20	3,483,077	3,492,509

Collateralized Mortgage Obligations 5.6%				$230,438,794

(Cost $220,773,883)

Commercial & Residential 5.1%				211,878,553

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.873	04/25/35	3,656,893	3,699,320
American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	1.941	12/25/46	34,889,383	2,790,348
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.764	05/10/45	3,540,000	3,924,610

14

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2006-4, Class AM	5.675	07/10/46	4,490,000	$5,024,984
Banc of America Funding Corp.
Series 2005-B, Class 3A1B (P)	0.508	04/20/35	12,402,512	11,074,178
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.937	01/25/35	4,017,661	3,948,955
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.893	01/25/35	2,023,447	1,999,222
Series 2004-13, Class A1 (P)	0.933	11/25/34	6,711,319	6,632,783
Series 2004-8, Class 1A (P)	0.893	09/25/34	1,264,762	1,221,409
Series 2005-7, Class 11A1 (P)	0.733	08/25/35	2,702,030	2,608,272
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.889	02/25/37	2,411,830	2,462,968
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12/10/49	3,930,000	4,551,891
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.043	09/19/44	23,811,584	1,813,981
Series 2005-AR2, Class X2 IO	2.819	03/19/45	38,391,752	3,534,721
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.860	07/10/38	5,674,000	6,302,010
GS Mortgage Securities Corp. II
Series 2013, Class KYO (P) (S)	3.798	11/08/29	7,310,000	7,330,702
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1 (P)	2.799	05/25/34	8,468,809	8,473,069
Series 2005-AR6, Class 3A1 (P)	2.654	09/25/35	4,262,655	4,243,900
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.463	06/19/34	5,406,340	5,380,919
Series 2005-2, Class IX IO	2.260	05/19/35	14,720,343	1,005,240
Series 2005-9, Class 2A1A (P)	0.538	06/20/35	4,350,737	4,137,559
Series 2005-9, Class 2A1C (P)	0.648	06/20/35	3,046,911	2,883,298
Series 2005-8, Class 1X IO	2.199	09/19/35	5,694,739	456,137
Series 2007-3, Class ES IO	0.350	05/19/47	13,183,702	92,286
Series 2007-4, Class ES IO	0.350	07/19/47	14,837,022	103,859
Series 2007-6, Class ES IO (S)	0.342	08/19/37	11,047,886	77,335
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.983	10/25/36	18,771,577	1,482,204
Series 2005-AR18, Class 2X IO	1.626	10/25/36	18,731,270	910,963
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.243	12/15/44	4,175,000	4,546,304
Series 2006-LDP7, Class AM (P)	5.861	04/15/45	8,081,000	8,990,072
Series 2007-CB18, Class A4	5.440	06/12/47	4,160,000	4,679,763
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	5,120,000	5,733,745
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2 (P)	2.523	02/25/35	2,454,639	2,516,005
Series 2006-3, Class 2A1 (P)	2.554	10/25/36	2,381,370	2,305,169
Series 2007-1, Class 2A1 (P)	2.913	01/25/37	11,246,161	11,330,013
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.306	01/12/44	5,425,000	5,922,337
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	2,985,000	3,336,737
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03/15/44	3,940,000	4,435,963

15

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Rate	Maturity
	(%)	date	Par value^	Value

Commercial & Residential (continued)

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.652	10/25/34	1,962,203	$1,967,506
Series 2004-9, Class 1A (P)	5.732	11/25/34	2,702,141	2,627,338
Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.503	11/25/35	4,013,100	3,874,251
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.583	12/25/33	2,288,537	2,300,439
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.487	10/25/45	116,203,586	6,549,792
Series 2005-AR19, Class A1A2 (P)	0.483	12/25/45	5,739,310	5,353,203
Series 2005-AR2, Class 2A1B (P)	0.563	01/25/45	6,827,534	6,205,546
Series 2005-AR2, Class 2A2B (P)	0.573	01/25/45	4,743,794	4,265,150
Series 2005-AR2, Class X IO	1.620	01/25/45	43,091,918	2,270,759
Series 2005-AR6, Class 2A1A (P)	0.423	04/25/45	2,115,981	1,975,163
Series 2005-AR6, Class X IO	1.633	04/25/45	53,068,164	3,481,192
Series 2005-AR8, Class 2AB2 (P)	0.613	07/25/45	5,373,426	5,014,213
Series 2005-AR8, Class 2AB3 (P)	0.553	07/25/45	3,882,734	3,542,206
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	5,873,000	5,013,716
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.624	12/25/34	3,449,119	3,516,021
Series 2005-AR5, Class 1A1 (P)	2.669	04/25/35	1,969,460	1,958,827

U.S. Government Agency 0.5%				18,560,241

Federal Home Loan Mortgage Corp.
Series 291, Class IO	3.500	11/15/32	14,806,694	2,870,918
Series 292, Class IO	3.500	11/15/27	10,734,820	1,730,605
Series 296, Class IO	3.000	12/15/27	7,949,367	1,130,983
Series 4077, Class IK IO	5.000	07/15/42	13,177,742	3,166,121
Series K705, Class X1 IO	1.759	09/25/18	23,340,660	1,903,688
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11/25/37	14,225,078	2,406,308
Series 398, Class C3 IO	4.500	05/25/39	958,064	112,972
Series 402, Class 3 IO	4.000	11/25/39	1,380,535	199,716
Series 402, Class 4 IO	4.000	10/25/39	2,182,207	219,705
Series 402, Class 7 IO	4.500	11/25/39	3,197,479	355,425
Series 406, Class 3 IO	4.000	01/25/41	7,062,235	1,126,635
Series 407, Class 4 IO	4.500	03/25/41	11,182,819	1,562,441
Series 407, Class 7 IO	5.000	03/25/41	7,816,942	1,229,564
Series 407, Class 8 IO	5.000	03/25/41	3,857,420	545,160

Asset Backed Securities 1.1%				$47,182,143

(Cost $44,096,652)

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	22,340,000	23,367,841
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	14,277,188	15,838,098
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.693	06/25/33	2,288,186	2,185,350
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	5,244,830	5,790,854

16

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Common Stocks 1.2%		$48,858,368

(Cost $46,942,011)

Consumer Discretionary 0.0%		38,267

Auto Components 0.0%
Lear Corp.	638	38,267

Media 0.0%
Vertis Holdings, Inc. (I)	110,794	0

Financials 1.2%		48,785,601

Commercial Banks 0.9%
PNC Financial Services Group, Inc.	144,725	10,368,099
SunTrust Banks, Inc.	328,570	10,543,811
Talmer Bancorp, Inc. (I)(S)	721,216	6,489,112
U.S. Bancorp	301,525	10,571,467

Consumer Finance 0.3%
Capital One Financial Corp.	168,445	10,263,354

Real Estate Investment Trusts 0.0%
Dundee International	55,606	549,758

Materials 0.0%		34,500

Chemicals 0.0%
LyondellBasell Industries NV, Class A	33	2,199

Containers & Packaging 0.0%
Rock-Tenn Company, Class A	327	32,301

Preferred Securities 5.9%		$245,852,319

(Cost $233,239,074)

Consumer Discretionary 0.2%		8,217,310

Automobiles 0.2%
General Motors Company, Series B, 4.750%	168,353	8,217,310

Financials 4.5%		187,662,602

Commercial Banks 3.2%
First Niagara Financial Group, Inc. (8.6250% to 12/15/17, then 3
month LIBOR + 7.3270%)	173,250	4,977,473
First Tennessee Bank NA, 3.750% (S)	17,017	13,108,408
HSBC USA, Inc., 3.500%	383,299	8,758,382
Huntington Bancshares, Inc., 8.500%	10,050	13,316,351
M&T Bank Corp., Series A, 5.000%	11,555	12,017,200
Regions Financial Corp., 6.375%	366,170	9,275,086
SunTrust Banks, Inc., 4.000%	309,575	7,665,077
U.S. Bancorp, 3.500%	16,014	14,720,229
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR +
4.468%)	411,450	11,936,165
United Community Banks, Inc., Series B (5.000% to 02/01/14, then
9.000% thereafter)	2,425	2,425,000
Webster Financial Corp., 6.400%	192,050	4,870,388
Wells Fargo & Company, Series L, 7.500%	10,645	13,359,475
Wintrust Financial Corp., 5.000%	855	915,141
Zions Bancorporation, 6.300%	287,795	7,646,713
Zions Bancorporation, 7.900%	295,750	8,689,135

17

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

			Shares	Value
Financials (continued)

Consumer Finance 0.1%
Discover Financial Services, 6.500%			216,550	$5,662,783

Diversified Financial Services 0.1%
Bank of America Corp. (8.000% to 01/30/2018, then 3 month LIBOR
+ 3.630%)			3,070,000	3,499,800

Insurance 0.9%
Hartford Financial Services Group, Inc., 7.875%			333,100	10,192,860
MetLife, Inc., 5.000%			354,389	18,857,039
Reinsurance Group of America, Inc., 6.200%			238,335	6,401,678

Real Estate Investment Trusts 0.2%
FelCor Lodging Trust, Inc., Series A, 1.950%			153,623	3,802,169
Health Care REIT, Inc., 6.500%			88,350	5,566,050

Industrials 0.3%				11,362,767

Aerospace & Defense 0.2%
United Technologies Corp., 7.500%			156,350	9,434,159

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%			40,023	1,928,608

Materials 0.0%				1,279,109

Metals & Mining 0.0%
ArcelorMittal, 6.000%			60,650	1,279,109

Telecommunication Services 0.1%				4,659,509

Diversified Telecommunication Services 0.1%
Intelsat SA, 5.750%			75,360	4,659,509

Utilities 0.8%				32,671,022

Electric Utilities 0.7%
Nextera Energy, Inc., 5.889%			209,610	11,237,192
PPL Corp., 8.750%			318,545	17,124,979

Multi-Utilities 0.1%
CenterPoint Energy, Inc., 3.547%			88,700	4,308,851

	Rate	Maturity
	(%)	date	Par value^	Value

Escrow Certificates 0.0%				$11,644

(Cost $0)

Consumer Discretionary 0.0%				9,400

Lear Corp., Series B (I)	8.750	12/01/16	940,000	9,400

Materials 0.0%				2,244

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	935,000	2,244

			Shares	Value

Investment Companies 0.1%				$4,669,972

(Cost $5,096,897)

FII BTG Pactual Corporate Office Fund			68,748	4,669,972

18

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Warrants 0.0%		$8,361

(Cost $0)

Lear Corp. (Expiration Date: 11/09/2014; Strike Price: $0.005) (I)	71	8,361

	Notional par	Value

Purchased Options 0.1%		$4,743,858

(Cost $6,111,883)

Call Options 0.1%		2,880,807

Over the Counter Purchase Call on the EUR vs. GBP (Expiration Date:
09/01/2013; Strike Price: $0.87; Counterparty: Citigroup Global Markets) (I)	81,995,000	1,182,747
Over the Counter Purchase Call on the USD vs. CAD (Expiration Date:
09/25/2013; Strike Price: $1.06; Counterparty: Merrill Lynch Pierce) (I)	163,275,000	1,698,060

Put Options 0.0%		1,863,051

Over the Counter Purchase Put on the GBP vs. USD (Expiration Date: 03/06/2014;
Strike Price: $1.40; Counterparty: State Street Global Markets) (I)	81,360,000	1,016,760
Over the Counter Purchase Put on the GBP vs. USD (Expiration Date: 09/05/2013;
Strike Price: $1.45; Counterparty: State Street Global Markets) (I)	122,040,000	846,291

	Par value	Value

Short-Term Investments 4.2%		$173,056,000

(Cost $173,056,000)

Repurchase Agreement 4.2%		173,056,000

Barclays Tri-Party Repurchase Agreement dated 5-31-13 at 0.060%
to be repurchased at $57,190,286 on 6-3-13, collateralized by
$57,846,100 U.S. Treasury Notes, 0.875% due 2-28-17 (valued at
$58,334,176, including interest)	$57,190,000	57,190,000
Repurchase Agreement with State Street Corp. dated 5-31-13 at
0.010% to be repurchased at $115,866,097 on 6-3-13,
collateralized by $59,155,000 U.S. Treasury Notes, 0.875% -
4.500% due 2-28-17 - 5-15-17 (valued at $65,971,697, including interest) and $52,415,000 Federal National Mortgage Association,
0.875% due 10-26-17 (valued at $52,218,444, including interest)	115,866,000	115,866,000

Total investments (Cost $4,003,862,529)† 99.6%		$4,125,394,804

Other assets and liabilities, net 0.4%		$17,486,438

Total net assets 100.0%		$4,142,881,242

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

19

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
EUR	Euro	PHP	Philippines Peso
GBP	Pound Sterling	SEK	Swedish Krona
IDR	Indonesian Rupiah	SGD	Singapore Dollar
INR	Indian Rupee	THB	Thai Baht
KRW	Korean Won

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBD To Be Determined

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $766,247,905 or 18.5% of the Fund's net assets as of 5-31-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $4,019,641,879. Net unrealized appreciation aggregated $105,752,925, of which $180,755,422 related to appreciated investment securities and $75,002,497 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 5-31-13:

United States	61.1%
Canada	5.5%
Australia	2.9%
Singapore	2.8%
New Zealand	2.8%
Philippines	2.4%
South Korea	2.2%
Malaysia	2.1%
Sweden	1.9%
Thailand	1.7%
Other Countries	14.6%

20

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including closed-end funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

21

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	5-31-13	Price	Inputs	Inputs
Corporate Bonds	$1,842,111,431	—	$1,828,124,021	$13,987,410
Foreign Government Obligations	1,046,061,317	—	1,046,061,317	—
Capital Preferred Securities	98,861,464	—	98,861,464	—
Convertible Bonds	86,273,320	—	86,273,320	—
Municipal Bonds	494,376	—	494,376	—
Term Loans	296,771,437	—	296,771,437	—
Collateralized Mortgage Obligations	230,438,794	—	230,165,314	273,480
Asset Backed Securities	47,182,143	—	47,182,143	—
Common Stocks	48,858,368	$42,369,256	—	6,489,112
Preferred Securities	245,852,319	219,666,511	23,760,808	2,425,000
Escrow Certificates	11,644	—	2,244	9,400
Investment Companies	4,669,972	4,669,972	—	—
Warrants	8,361	—	8,361	—
Purchased Options	4,743,858	—	4,743,858	—
Short-Term Investments	173,056,000	—	173,056,000	—

Total Investments in Securities	$4,125,394,804	$266,705,739	$3,835,504,663	$23,184,402
Other Financial Instruments
Forward Foreign Currency Contracts	$33,472,394	—	$33,472,394	—
Written Options	($574,293)	—	($574,293)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Collateralized
	Corporate	Mortgage	Common	Preferred	Escrow
	Bonds	Obligations	Stock	Securities	Certificates	Totals

Balance as of 8-31-12	$16,481,299	$285,275	$3,259,285	$3,894,119	$10,575	$23,930,553

Realized gain (loss)	(99,854)	-	(62,835)	(637,694)	-	(800,383)

Change in unrealized appreciation
(depreciation)	298,814	(11,795)	1,054,222	1,695,825	(1,175)	3,035,891

Purchases	4,691,714	-	2,512,760	2,425,000	-	9,629,474

Sales	(7,384,563)	-	(274,320)	(4,952,250)	-	(12,611,133)

Transfers into Level 3	-	-	-	-	-	-

Transfers out of Level 3	-	-	-	-	-	-

Balance as of 5-31-13	$13,987,410	$273,480	$6,489,112	$2,425,000	$9,400	$23,184,402

Change in unrealized at period end*	($181,909)	($11,795)	$871,387	-	($1,175)	$676,508

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

22

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. The following table summarizes the contracts held at May 31, 2013.

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
			The Royal Bank of Scotland
AUD	40,521,463	$40,081,806	PLC	7-9-13	($1,399,361)
			State Street Bank and Trust
AUD	67,097,711	69,070,360	Company	7-9-13	(5,017,799)

AUD	7,475,000	7,625,995	Bank of Montreal	7-9-13	(490,239)

AUD	142,510,000	145,797,507	Deutsche Bank AG London	7-9-13	(9,755,154)

23

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

AUD	16,675,000	$16,928,960	HSBC Bank USA	7-9-13	($1,010,735)
			State Street Bank and Trust
CAD	62,215,500	60,004,229	Company	7-9-13	(43,737)

CAD	7,845,000	7,630,729	Bank of Montreal	7-9-13	(70,072)
			The Royal Bank of Scotland
EUR	49,165,000	64,318,857	PLC	7-9-13	(405,252)
			State Street Bank and Trust
EUR	40,710,000	52,359,186	Company	7-9-13	563,073

EUR	37,398,337	48,777,647	Bank of Montreal	7-9-13	(160,490)

EUR	24,665,215	32,338,447	Deutsche Bank AG London	7-9-13	(274,116)
			State Street Bank and Trust
EUR	28,597,405	37,451,733	Company	7-9-13	(275,628)

EUR	15,911,034	20,695,005	UBS AG	7-9-13	(10,950)
			Canadian Imperial Bank of
GBP	21,005,344	32,011,070	Commerce	7-9-13	(103,318)
			The Royal Bank of Scotland
GBP	41,799,591	63,784,132	PLC	7-9-13	(289,290)
			Canadian Imperial Bank of
GBP	30,580,000	46,451,020	Commerce	7-9-13	924

GBP	99,875,000	151,333,105	Deutsche Bank AG London	7-9-13	380,037

GBP	59,665,000	90,373,656	J Aron and Company NY	7-9-13	259,282

GBP	19,600,000	29,461,544	Toronto Dominion Bank	7-9-13	311,448

JPY	4,130,229,600	40,720,000	Deutsche Bank AG London	6-3-13	395,222
			Canadian Imperial Bank of
JPY	4,106,824,445	40,945,000	Commerce	7-9-13	(56,857)

JPY	6,115,674,285	61,455,000	J Aron and Company NY	7-9-13	(566,455)
			The Royal Bank of Scotland
JPY	2,043,200,250	20,475,000	PLC	7-9-13	(132,601)

MXN	502,410,000	40,993,485	Bank of Nova Scotia	7-9-13	(1,802,128)

MXN	261,514,020	20,360,000	Bank of Nova Scotia	7-9-13	39,852
			The Royal Bank of Scotland
MXN	250,418,158	20,495,000	PLC	7-9-13	(960,700)

NZD	55,390,000	46,042,201	Bank of Montreal	7-9-13	(2,122,825)
			Canadian Imperial Bank of
NZD	145,670,000	118,516,030	Commerce	7-9-13	(3,012,593)
			State Street Bank and Trust
NZD	73,095,000	60,712,705	Company	7-9-13	(2,754,830)

NZD	56,400,000	46,188,771	Toronto Dominion Bank	7-9-13	(1,468,555)

SGD	23,989,189	19,050,000	HSBC Bank USA	7-9-13	(69,971)

		$1,552,448,180			($30,303,818)

Sells

AUD	445,455,201	$456,266,399	Bank of Nova Scotia	7-9-13	$31,027,654

AUD	16,675,000	17,007,666	HSBC Bank USA	7-9-13	1,089,441

CAD	41,850,062	40,993,485	Bank of Nova Scotia	7-9-13	660,283

CAD	46,550,770	46,042,201	Bank of Montreal	7-9-13	1,178,669
			Canadian Imperial Bank of
CAD	121,819,348	118,516,030	Commerce	7-9-13	1,112,039

24

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

			State Street Bank and Trust
CAD	61,539,391	$60,712,705	Company	7-9-13	$1,403,817

CAD	47,052,640	46,188,771	Toronto Dominion Bank	7-9-13	841,560

CAD	532,805,680	518,616,697	Bank of Montreal	7-9-13	5,122,623
			Canadian Imperial Bank of
CAD	9,953,745	9,853,047	Commerce	7-9-13	260,077

CAD	10,001,170	9,906,170	J Aron and Company NY	7-9-13	267,493
			The Royal Bank of Scotland
EUR	30,915,305	40,081,806	PLC	7-9-13	(107,528)
			Canadian Imperial Bank of
EUR	24,445,000	32,011,070	Commerce	7-9-13	233,015
			The Royal Bank of Scotland
EUR	49,165,000	63,784,132	PLC	7-9-13	(129,473)

EUR	7,378,155	9,635,501	Deutsche Bank AG London	7-9-13	44,034
			The Royal Bank of Scotland
GBP	41,609,609	64,318,857	PLC	7-9-13	1,112,603

GBP	162,029,363	246,895,483	Bank of Nova Scotia	7-9-13	767,985
			Canadian Imperial Bank of
GBP	30,580,000	46,824,042	Commerce	7-9-13	372,098

GBP	163,502,850	248,268,974	Deutsche Bank AG London	7-9-13	(96,794)

GBP	39,200,000	59,240,608	J Aron and Company NY	7-9-13	(305,376)

GBP	40,950,000	62,354,565	Royal Bank of Canada	7-9-13	150,278
			State Street Bank and Trust
GBP	80,385,000	121,860,973	Company	7-9-13	(246,270)

GBP	19,600,000	29,537,200	Toronto Dominion Bank	7-9-13	(235,792)

JPY	4,097,042,800	40,720,000	Deutsche Bank AG London	6-3-13	(64,857)
			Canadian Imperial Bank of
JPY	4,060,158,590	40,945,000	Commerce	7-9-13	521,469

JPY	6,055,608,405	61,455,000	J Aron and Company NY	7-9-13	1,164,480

JPY	2,030,710,500	20,475,000	Royal Bank of Scotland PLC	7-9-13	256,950

JPY	8,236,010,160	81,435,000	Toronto Dominion Bank	7-9-13	(563,918)

NOK	400,607,064	68,860,042	Bank of Nova Scotia	7-9-13	684,220
			State Street Bank and Trust
NZD	81,875,000	69,070,360	Company	7-9-13	4,150,720
			State Street Bank and Trust
NZD	74,000,000	60,004,229	Company	7-9-13	1,328,768

NZD	155,804,009	130,817,720	Bank of Nova Scotia	7-9-13	7,278,909

NZD	11,449,859	9,577,807	Royal Bank of Canada	7-9-13	499,081
			State Street Bank and Trust
NZD	11,345,352	9,621,426	Company	7-9-13	625,564
			State Street Bank and Trust
SEK	351,058,614	52,359,186	Company	7-9-13	(601,229)

SEK	464,593,624	71,259,970	Bank of Montreal	7-9-13	1,171,757

SGD	24,074,247	19,050,000	HSBC Bank USA	7-9-13	2,674

SGD	152,066,374	123,112,724	UBS AG	7-9-13	2,799,188

		$3,207,679,846			$63,776,212

25

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadaian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended May 31, 2013, the Fund used purchased options to manage against anticipated currency exchange rate changes.

During the period ended May 31, 2013, the Fund wrote option contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. The following tables summarize the Fund’s written options activities during the period ended May 31, 2013 and the contracts held at May 31, 2013.

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Outstanding, beginning of period	-	-
Options written	81,460,000	$574,293
Option closed	-	-
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	81,460,000	$574,293

26

Strategic Income Opportunities Fund
As of 5-31-13 (Unaudited)

		EXERCISE	EXPIRATION		NOTIONAL
DESCRIPTION	COUNTERPARTY	PRICE	DATE		AMOUNT	PREMIUM	VALUE

Calls

U.S. Dollar versus	State Street Global
Japanese Yen	Markets	$101.50	6-14-13	USD	81,460,000	$574,293	($574,293)

					81,460,000	$574,293	($574,293)

For additional information on the Fund’s significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

27

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.

356Q3 5/13
7/13

John Hancock
MUTUAL FUNDS

John Hancock Emerging Markets Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.1%		$2,412,913,665

(Cost $2,138,991,327)

Australia 0.0%		338,423

MMG, Ltd. (I)(L)	1,240,000	338,423

Brazil 9.7%		240,735,981

AES Tiete SA	30,593	290,675
Aliansce Shopping Centers SA	48,492	489,041
All America Latina Logistica SA	208,991	1,021,612
Anhanguera Educacional Participacoes SA	358,590	2,194,936
Arezzo Industria E Comercio SA	28,591	501,123
Arteris SA	118,226	1,153,115
Autometal SA	4,062	38,803
B2W Cia Global do Varejo (I)	22,600	105,624
Banco Alfa de Investimento SA	10,300	31,018
Banco Bradesco SA	206,518	3,441,324
Banco Bradesco SA, ADR (L)	605,607	9,768,441
Banco do Brasil SA	352,619	4,142,261
Banco Santander Brasil SA, ADR	773,908	5,517,964
Bematech SA	66,175	233,272
BHG SA - Brazil Hospitality Group (I)	14,380	121,053
BM&F Bovespa SA	1,969,328	12,771,485
BR Malls Participacoes SA	472,119	4,818,620
Brasil Brokers Participacoes SA	155,943	487,094
Braskem SA, ADR (I)(L)	50,629	797,407
BRF - Brasil Foods SA, ADR	603,892	14,088,800
Brookfield Incorporacoes SA (I)	495,494	397,913
CCR SA	384,456	3,475,146
CCX Carvao da Colombia SA (I)	68,000	124,774
Centrais Eletricas Brasileiras SA	29,500	76,167
Centrais Eletricas Brasileiras SA, ADR (U.S. Exchange)	47,167	121,691
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	35,300	168,381
CETIP SA - Mercados Organizados	105,534	1,139,696
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	66,560	3,272,090
Cia de Saneamento Basico do Estado de Sao Paulo	16,200	202,330
Cia de Saneamento de Minas Gerais	46,300	917,007
Cia Energetica de Minas Gerais	26,704	274,296
Cia Energetica de Minas Gerais, ADR (L)	181,612	1,892,395
Cia Hering	75,600	1,336,007
Cia Paranaense de Energia	1,000	12,849
Cia Paranaense de Energia, ADR	55,947	871,095
Cia Providencia Industria e Comercio SA	39,800	155,907
Cia Siderurgica Nacional SA	136,900	419,943
Cielo SA	152,258	3,847,326
Companhia de Bebidas das Americas, ADR	114,926	4,375,233
Companhia de Saneamento Basico de Estado de Sao Paulo, ADR	116,220	1,478,318
Companhia Siderurgica Nacional SA, ADR	259,126	816,247
Contax Participacoes SA	7,000	15,361
Cosan SA Industria e Comercio	153,900	3,363,554
CPFL Energia SA	10,100	106,904
CPFL Energia SA, ADR (L)	28,796	613,067
CR2 Empreendimentos Imobiliarios SA	28,800	62,930
Cremer SA	650	4,404
CSU Cardsystem SA	4,000	5,136
Cyrela Brazil Realty SA Empreendimentos e Participacoes	221,028	1,755,386
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	23,512

1

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Brazil (continued)

Diagnosticos da America SA	269,326	$1,404,600
Direcional Engenharia SA	5,225	38,545
Duratex SA	266,733	1,809,520
EcoRodovias Infraestrutura e Logistica SA	87,533	676,380
EDP - Energias do Brasil SA	124,772	721,788
Embraer SA	32,692	295,660
Embraer SA, ADR	175,929	6,380,945
Equatorial Energia SA	39,022	372,766
Estacio Participacoes SA	145,122	1,125,444
Eternit SA	62,999	293,552
Even Construtora e Incorporadora SA	241,500	946,020
EZ Tec Empreendimentos e Participacoes SA	99,800	1,374,591
Fertilizantes Heringer SA (I)	38,800	174,997
Fibria Celulose SA, ADR (I)(L)	248,951	2,733,482
Fleury SA	33,900	316,714
Forjas Taurus SA	7,413	9,864
Gafisa SA (I)	521,522	925,289
Gafisa SA, ADR (I)(L)	74,154	259,539
General Shopping Brasil SA (I)	60,020	284,155
Gerdau SA	103,043	580,693
Gerdau SA, ADR (L)	894,088	5,462,878
Grendene SA	210,900	1,944,754
Guararapes Confeccoes SA	2,700	122,280
Helbor Empreendimentos SA	188,760	855,757
Hypermarcas SA	250,217	1,974,352
IdeiasNet SA (I)	28,300	21,670
Iguatemi Empresa de Shopping Centers SA	124,300	1,445,079
Industrias Romi SA (I)	93,000	243,594
International Meal Company Holdings SA	10,000	117,985
Iochpe-Maxion SA	124,676	1,514,646
Itau Unibanco Holding SA	105,624	1,578,097
Itau Unibanco Holding SA, ADR (L)	711,323	10,698,293
JBS SA	613,979	1,955,055
JHSF Participacoes SA	205,000	654,683
Joao Fortes Engenharia SA	675	1,658
JSL SA	23,700	178,707
Kroton Educacional SA	234,412	3,363,284
Light SA	37,603	304,083
Localiza Rent a Car SA	119,120	1,818,668
Log-in Logistica Intermodal SA (I)	65,400	306,267
Lojas Americanas SA	72,620	535,377
Lojas Renner SA (I)	72,550	2,511,033
LPS Brasil Consultoria de Imoveis SA	46,600	407,734
M Dias Branco SA	24,729	1,115,449
Magnesita Refratarios SA	282,565	945,929
Mahle-Metal Leve SA Industria e Comercio	42,500	527,033
Marcopolo SA	8,000	48,146
Marfrig Alimentos SA (I)	240,283	830,187
Marisa Lojas SA	48,673	640,626
Metalfrio Solutions SA (I)	6,000	10,393
Mills Estruturas e Servicos de Engenharia SA	90,017	1,468,482
Minerva SA (I)	60,400	295,542
MMX Mineracao e Metalicos SA (I)	446,454	354,362
MPX Energia SA (I)	183,300	804,473
MRV Engenharia e Participacoes SA	333,700	1,006,491
Multiplan Empreendimentos Imobiliarios SA	47,700	1,236,040

2

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Brazil (continued)

Multiplus SA	32,097	$517,316
Natura Cosmeticos SA	92,600	2,185,080
Odontoprev SA	270,770	1,269,274
Oi SA	57,436	117,189
Oi SA, ADR (L)	175,443	328,078
Oi SA, ADR, Series C	12,205	23,678
OSX Brasil SA (I)	25,250	33,245
Paranapanema SA (I)	275,500	756,345
PDG Realty SA Empreendimentos e Participacoes	243,884	248,234
Petroleo Brasileiro SA	97,783	863,328
Petroleo Brasileiro SA, ADR (L)	671,572	11,933,834
Petroleo Brasileiro SA, ADR, Class A (L)	837,292	15,607,123
Plascar Participacoes Industriais SA (I)	13,400	3,316
Porto Seguro SA	166,625	2,067,837
Positivo Informatica SA	26,000	55,841
Profarma Distribuidora de Produtos Farmaceuticos SA	42,000	333,168
QGEP Participacoes SA	36,700	209,563
Raia Drogasil SA	124,576	1,318,582
Refinaria de Petroleos de Manguinhos SA (I)	40,000	5,042
Restoque Comercio e Confeccoes de Roupas SA	94,596	381,599
Rodobens Negocios Imobiliarios SA	59,200	418,198
Rossi Residencial SA (I)	193,531	311,739
Santos Brasil Participacoes SA	52,908	749,229
Sao Carlos Empreendimentos e Participacoes SA	71,400	1,557,479
Sao Martinho SA	66,300	849,103
SLC Agricola SA	49,500	427,792
Sonae Sierra Brasil SA	5,736	76,139
Souza Cruz SA	161,600	2,176,749
Springs Global Participacoes SA (I)	330,987	451,248
Sul America SA	326,688	2,124,740
T4F Entretenimento SA (I)	10,600	43,503
Tecnisa SA (I)	41,600	180,827
Tegma Gestao Logistica	25,578	326,980
Telefonica Brasil SA	4,502	97,784
Telefonica Brasil SA, ADR	88,100	2,176,951
Tempo Participacoes SA	16,496	26,418
Tereos Internacional SA	9,500	14,903
Tim Participacoes SA	47,400	180,146
Tim Participacoes SA, ADR	43,961	842,293
Totvs SA	99,999	1,726,101
TPI - Triunfo Participacoes e Investimentos SA	75,690	424,780
Tractebel Energia SA	36,638	625,060
Trisul SA	30,607	60,877
Ultrapar Participacoes SA, ADR	182,880	4,614,062
Usinas Siderurgicas de Minas Gerais SA (I)	135,144	569,778
Vale SA	14,800	211,379
Vale SA, ADR, Ordinary A Shares (L)	622,881	8,969,486
Vale SA, ADR, Preference A Shares	530,973	7,157,516
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	74,585	1,269,665
Vanguarda Agro SA (I)	196,311	339,131
Viver Incorporadora e Construtora SA (I)	289,836	71,721
WEG SA	156,700	2,044,168

Cayman Islands 0.0%		23,455

China Great Star International, Ltd. (I)	15,037	23,455

3

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Chile 1.8%		$44,289,027

AES Gener SA (I)	789,916	543,846
Aguas Andinas SA	1,103,018	818,822
Banco de Chile	3,540,671	520,820
Banco de Chile, ADR (L)	5,585	497,097
Banco de Credito e Inversiones	17,962	1,084,316
Banco Santander Chile	5,453,570	333,461
Banco Santander Chile, ADR (L)	51,996	1,266,103
Banmedica SA	300	706
Besalco SA	274,576	452,056
CAP SA	44,286	1,104,631
Cementos BIO-BIO SA	2,795	3,391
Cencosud SA	552,531	2,923,089
Cia Cervecerias Unidas SA	15,538	209,303
Cia Cervecerias Unidas SA, ADR	21,542	574,525
Cia General de Electricidad	330,742	2,310,112
Cia Sud Americana de Vapores SA (I)	8,532,311	681,086
Cintac SA	78,352	31,272
Colbun SA	3,141,816	890,317
Corpbanca SA	67,786,624	806,243
Corpbanca SA, ADR (L)	13,087	233,079
Cristalerias de Chile SA	62,943	555,195
Cruz Blanca Salud SA	8,361	9,010
E.CL SA	389,794	719,536
Embotelladora Andina SA, ADR, Series A	300	8,955
Embotelladora Andina SA, ADR, Series B	1,594	60,971
Empresa Nacional de Electricidad SA	1,112,975	1,787,956
Empresa Nacional de Electricidad SA, ADR (L)	18,202	873,514
Empresas CMPC SA	668,839	2,195,516
Empresas COPEC SA	299,947	3,962,581
Empresas Hites SA	44,774	36,455
Empresas Iansa SA	4,708,478	256,049
Empresas La Polar SA (I)	55,116	18,366
Enersis SA, ADR	254,750	4,269,610
ENTEL Chile SA	67,071	1,218,013
Forus SA	2,628	16,903
Gasco SA	218,626	2,399,607
Grupo Security SA	593,749	226,196
Inversiones Aguas Metropolitanas SA	889,211	1,756,773
Latam Airlines Group SA	12,849	230,402
Latam Airlines Group SA, ADR (L)	52,595	938,295
Madeco SA	9,108,883	368,100
Masisa SA	3,828,010	389,524
Molibdenos Y Metales SA	7,542	123,432
Multiexport Foods SA (I)	27,522	6,975
Parque Arauco SA	149,322	345,667
PAZ Corp., SA	115,321	68,811
Ripley Corp. SA	641,294	614,291
SACI Falabella	132,388	1,483,454
Salfacorp SA	66,565	101,621
Sigdo Koppers SA	180,777	407,659
Sociedad Matriz SAAM SA	8,772,077	945,305
Sociedad Quimica y Minera de Chile SA, ADR (L)	26,039	1,208,991
Socovesa SA	678,810	268,219
Sonda SA	262,935	842,693
Vina Concha y Toro SA	92,215	183,657
Vina San Pedro Tarapaca SA	16,312,632	106,450

4

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

China 10.0%		$249,721,604

Agile Property Holdings, Ltd.	844,000	1,020,324
Agricultural Bank of China, Ltd., H Shares	7,529,000	3,492,412
Air China, Ltd., H Shares	918,000	746,133
Aluminum Corp. of China, Ltd., ADR, ADR (I)(L)	37,554	370,282
Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,052,000	424,296
Angang Steel Company, Ltd., H Shares (I)(L)	1,210,000	648,568
Anhui Conch Cement Company, Ltd., H Shares	466,500	1,525,821
Anhui Expressway Company, Ltd., H Shares	318,000	165,970
Anhui Tianda Oil Pipe Company, Ltd., H Shares	462,000	92,879
Anta Sports Products, Ltd. (L)	635,000	586,593
Anton Oilfield Services Group	1,300,000	1,118,298
Asia Cement China Holdings Corp.	610,000	320,556
AVIC International Holdings, Ltd. (I)	140,000	54,288
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	614,307
Bank of China, Ltd., H Shares	32,504,075	15,280,332
Bank of Communications Company, Ltd., H Shares	3,532,858	2,683,812
Baoye Group Company, Ltd., H Shares	478,000	379,913
BaWang International Group Holding, Ltd. (I)	1,190,000	65,615
BBMG Corp., H Shares	434,500	314,096
Beijing Capital International Airport Company, Ltd., H Shares	2,532,415	1,735,261
Beijing Capital Land, Ltd., H Shares	1,240,000	554,875
Beijing Jingkelong Company, Ltd., H Shares	34,000	11,599
Beijing North Star Company, H Shares	1,030,000	254,936
Billion Industrial Holdings, Ltd.	10,500	6,799
Biostime International Holdings, Ltd.	43,000	240,760
Byd Company, Ltd., H Shares (I)(L)	262,000	1,127,741
BYD Electronic International Company, Ltd.	1,060,983	664,673
Central China Real Estate, Ltd.	887,538	279,954
Changshouhua Food Company, Ltd.	143,000	101,752
Chaowei Power Holdings, Ltd.	109,000	49,451
China Aoyuan Property Group, Ltd.	1,766,000	317,526
China Automation Group, Ltd.	117,000	29,077
China BlueChemical, Ltd., H Shares	1,596,000	978,330
China Citic Bank Corp., Ltd., H Shares	6,346,962	3,412,770
China Coal Energy Company, Ltd., H Shares	4,250,000	2,765,167
China Communications Construction Company, Ltd., H Shares	3,946,202	3,636,539
China Communications Services Corp., Ltd., H Shares	2,699,200	1,769,504
China Construction Bank Corp., H Shares	24,781,000	20,062,318
China COSCO Holdings Company, Ltd., H Shares (I)(L)	1,172,500	509,733
China Datang Corp. Renewable Power Company, Ltd.	150,000	37,408
China Dongxiang Group Company	2,060,000	390,370
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	17,370
China Eastern Airlines Corp., Ltd., H Shares (I)	704,000	234,286
China Gas Holdings, Ltd.	932,000	915,297
China Huiyuan Juice Group, Ltd. (I)	832,500	342,375
China Liansu Group Holdings, Ltd.	499,000	284,781
China Life Insurance Company, Ltd., ADR (L)	99,654	3,803,793
China Life Insurance Company, Ltd., H Shares	698,000	1,797,642
China Lilang, Ltd.	450,000	239,905
China Longyuan Power Group Corp., H Shares	1,091,000	1,087,409
China Medical System Holdings, Ltd.	623,800	624,898
China Merchants Bank Company, Ltd., H Shares	1,551,500	3,101,604
China Minsheng Banking Corp., Ltd., H Shares	3,496,500	4,223,141
China Modern Dairy Holdings, Ltd. (I)	330,000	112,176
China Molybdenum Company, Ltd., H Shares	1,743,000	691,682
China National Building Material Company, Ltd., H Shares	1,126,000	1,202,912

5

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

China (continued)

China National Materials Company, Ltd., H Shares	409,000	$93,544
China Nickel Resources Holding Company, Ltd.	878,000	46,553
China Oilfield Services, Ltd., H Shares	544,000	1,138,880
China Pacific Insurance Group Company, Ltd., H Shares	652,400	2,189,063
China Petroleum & Chemical Corp., ADR	120,370	12,254,870
China Qinfa Group, Ltd.	944,000	95,182
China Railway Construction Corp., H Shares	1,822,335	1,778,678
China Railway Group, Ltd., H Shares	1,269,000	653,681
China Rare Earth Holdings, Ltd.	1,272,000	209,379
China Rongsheng Heavy Industry Group Company, Ltd. (I)(L)	1,029,500	180,574
China Sandi Holdings, Ltd. (I)	291,090	22,124
China Sanjiang Fine Chemicals Company, Ltd.	26,000	14,087
China Shanshui Cement Group, Ltd.	1,080,000	568,507
China Shenhua Energy Company, Ltd., H Shares	1,013,500	3,277,646
China Shineway Pharmaceutical Group, Ltd.	203,000	388,195
China Shipping Container Lines Company, Ltd., H Shares (I)(L)	3,759,850	961,813
China Shipping Development Company, Ltd., H Shares (I)(L)	1,410,000	588,698
China Southern Airlines Company, Ltd., ADR (L)	1,402	31,910
China Southern Airlines Company, Ltd., H Shares	642,000	293,101
China Suntien Green Energy Corp., Ltd.	907,000	326,600
China Taifeng Beddings Holdings Ltd.	46,000	10,663
China Telecom Corp., Ltd., ADR (L)	5,800	269,410
China Telecom Corp., Ltd., H Shares	3,428,000	1,607,650
China Tontine Wines Group, Ltd. (I)	56,000	2,923
China Wireless Technologies, Ltd.	1,144,000	518,695
China Yurun Food Group, Ltd. (I)(L)	1,115,000	763,700
China ZhengTong Auto Services Holdings, Ltd. (I)	710,500	397,078
China Zhongwang Holdings, Ltd. (I)(L)	2,253,400	783,341
Chinasoft International, Ltd. (I)	600,000	168,531
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	120,172
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	149,875
CNOOC, Ltd.	3,800,000	6,671,950
CNOOC, Ltd., ADR	15,118	2,628,113
Comtec Solar Systems Group, Ltd. (I)	22,000	4,740
Country Garden Holdings Company, Ltd.	5,952,463	3,390,521
CPMC Holdings, Ltd.	144,000	110,485
CSR Corp., Ltd., H Shares	744,000	544,917
Dalian Port PDA Company, Ltd., H Shares	1,186,621	268,707
Daphne International Holdings, Ltd. (L)	660,000	599,151
Datang International Power Generation Company, Ltd., H Shares	966,000	394,992
Dongfang Electric Corp., Ltd., H Shares (L)	151,400	232,232
Dongfeng Motor Group Company, Ltd., H Shares	1,034,000	1,597,120
Dongjiang Environmental Company, Ltd., H Shares	19,200	110,904
Dongyue Group (L)	860,000	427,051
ENN Energy Holdings, Ltd.	398,000	2,244,871
Evergrande Real Estate Group, Ltd. (I)(L)	3,340,000	1,330,427
Fantasia Holdings Group Company, Ltd.	306,000	51,556
First Tractor Company, Ltd., H Shares (I)	708,750	504,562
Fosun International, Ltd.	1,805,059	1,509,896
Golden Eagle Retail Group, Ltd. (L)	229,000	365,611
Goodbaby International Holdings, Ltd.	21,000	11,412
Great Wall Motor Company, Ltd., H Shares	534,000	2,500,507
Great Wall Technology Company, Ltd., H Shares	648,000	140,557
Greatview Aseptic Packaging Company, Ltd.	61,000	37,883
Greentown China Holdings, Ltd. (I)	906,500	1,598,467
Guangshen Railway Company, Ltd., ADR (L)	39,922	876,288

6

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

China (continued)

Guangzhou Automobile Group Company, Ltd., H Shares	1,648,857	$1,750,843
Guangzhou Pharmaceutical Company, Ltd., H Shares (I)(L)	264,000	1,050,385
Guangzhou R&F Properties Company, Ltd., H Shares	1,032,599	1,917,890
Guangzhou Shipyard International Company, Ltd., H Shares	128,000	120,207
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	145,352
Haitian International Holdings, Ltd.	236,000	410,451
Harbin Electric Company, Ltd., H Shares	952,000	783,656
Hengan International Group Company, Ltd.	320,500	3,543,056
Hidili Industry International Development, Ltd. (L)	1,491,000	314,848
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	181,000	108,960
Honghua Group, Ltd.	1,510,000	736,759
Huadian Power International Corp., H Shares (I)	668,000	306,597
Huaneng Power International, Inc., ADR	4,400	177,716
Huaneng Power International, Inc., H Shares	852,000	867,523
Hunan Nonferrous Metal Corp., Ltd., H Shares (I)	2,322,000	749,332
Industrial & Commercial Bank of China, Ltd., H Shares	26,386,000	18,524,205
Intime Department Store Group Company, Ltd.	733,500	764,324
Jiangsu Expressway, Ltd., H Shares	592,000	722,450
Jiangxi Copper Company, Ltd., H Shares	556,000	1,077,919
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	157,303
Kaisa Group Holdings, Ltd. (I)(L)	375,000	105,753
Kasen International Holdings, Ltd. (I)	240,000	46,534
Kingdee International Software Group Company, Ltd. (I)	2,058,000	454,095
Kingsoft Corp., Ltd.	482,000	809,701
Lenovo Group, Ltd.	3,112,000	3,160,820
Li Ning Company, Ltd. (I)(L)	1,237,500	856,130
Lianhua Supermarket Holdings Company, Ltd., H Shares	255,200	154,085
Lingbao Gold Company, Ltd., H Shares	446,000	128,391
Longfor Properties Company, Ltd.	499,000	839,340
Lonking Holdings, Ltd. (I)(L)	1,240,000	280,978
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	2,014,000	476,688
Maoye International Holdings, Ltd.	866,000	167,691
Metallurgical Corp. of China, Ltd., H Shares (I)	302,000	59,486
Microport Scientific Corp.	131,000	104,188
Minth Group, Ltd.	116,000	198,794
NVC Lighting Holdings, Ltd.	1,230,000	399,142
Pacific Online, Ltd.	209,000	77,294
Parkson Retail Group, Ltd.	671,000	305,299
PCD Stores Group, Ltd.	1,792,000	269,851
Peak Sport Products Company, Ltd.	401,000	72,407
PetroChina Company, Ltd., ADR (L)	29,667	3,431,879
PetroChina Company, Ltd., H Shares	5,574,000	6,470,151
PICC Property & Casualty Company, Ltd., H Shares	836,000	979,936
Ping An Insurance Group Company, H Shares	516,000	3,785,473
Powerlong Real Estate Holdings, Ltd.	361,000	77,826
Qunxing Paper Holdings Company, Ltd.	969,268	257,719
Renhe Commercial Holdings Company, Ltd. (I)(L)	8,596,000	545,826
Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	267,397
Semiconductor Manufacturing International Corp., ADR (I)	263,599	1,057,032
Semiconductor Manufacturing International Corp. (I)	16,250,000	1,331,834
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	92,152
Shandong Molong Petroleum Machinery Company, Ltd., H Shares	214,400	90,812
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	897,376
Shanghai Electric Group Company, Ltd., H Shares	1,068,000	394,160
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,562,000	277,092
Shanghai Prime Machinery Company, Ltd., H Shares	1,148,000	147,082

7

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

China (continued)

Shengli Oil & Gas Pipe Holdings, Ltd.	145,500	$15,370
Shenguan Holdings Group, Ltd. (L)	744,000	382,692
Shenzhen Expressway Company, Ltd., H Shares	440,000	170,296
Shenzhou International Group Holdings, Ltd.	126,000	423,606
Shui On Land, Ltd. (L)	4,874,067	1,721,563
Sichuan Expressway Company, Ltd., H Shares	552,000	173,289
Sihuan Pharmaceutical Holdings Group, Ltd.	1,587,000	976,167
Sino-Ocean Land Holdings, Ltd.	3,730,076	2,281,410
SinoMedia Holding, Ltd.	228,000	170,437
Sinopec Shanghai Petrochemical Company, Ltd., ADR	1,587	57,291
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,020,000	370,138
Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares	608,000	163,942
Sinopharm Group Company, Ltd., H Shares	339,600	912,419
Sinotrans, Ltd., H Shares	2,156,574	434,763
Sinotruk Hong Kong, Ltd.	1,000,055	555,075
SOHO China, Ltd. (L)	2,288,000	1,942,318
SPG Land Holdings, Ltd. (I)	397,925	484,214
Sunny Optical Technology Group Company, Ltd.	322,000	459,415
Tencent Holdings, Ltd.	348,800	13,757,359
Tian Shan Development Holdings, Ltd.	58,000	15,898
Tiangong International Company, Ltd.	1,007,564	349,153
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	80,963
Tingyi Cayman Islands Holding Corp.	756,000	1,932,429
Tong Ren Tang Technologies Company, Ltd., H Shares	113,000	354,670
Travelsky Technology, Ltd., H Shares	1,415,500	1,032,972
Tsingtao Brewery Company, Ltd., H Shares	130,000	904,483
Uni-President China Holdings, Ltd.	437,000	484,848
Want Want China Holdings, Ltd.	1,758,000	2,585,847
Weichai Power Company, Ltd., H Shares (L)	240,400	893,048
Weiqiao Textile Company, H Shares	583,500	378,394
West China Cement, Ltd.	2,098,000	340,225
Winsway Coking Coal Holdings, Ltd.	203,000	15,894
Wumart Stores, Inc., H Shares	142,000	294,905
Xiamen International Port Company, Ltd., H Shares	1,056,662	148,139
Xingda International Holdings, Ltd.	1,029,000	449,971
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	583,650	293,201
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	136,200	100,753
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	1,037,000	185,483
Xiwang Sugar Holdings Company, Ltd. (I)	593,020	119,883
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	532,204
Yanzhou Coal Mining Company, Ltd., H Shares	320,000	325,310
Zhaojin Mining Industry Company, Ltd., H Shares	420,500	413,135
Zhejiang Expressway Company, Ltd., H Shares	738,000	640,135
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd. (I)	793,200	119,851
Zhongsheng Group Holdings, Ltd.	300,500	371,913
Zhuzhou CSR Times Electric Company, Ltd., H Shares	169,000	513,938
Zijin Mining Group Company, Ltd., H Shares (L)	1,823,000	505,312
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (L)	539,200	516,345
ZTE Corp., H Shares (I)	306,000	491,996

Colombia 0.6%		14,209,493

Bancolombia SA, ADR (L)	59,576	3,449,450
Ecopetrol SA	1,746,168	3,742,536
Ecopetrol SA, ADR (L)	123,231	5,342,064
Empresa de Energia de Bogota SA	358,596	256,191

8

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Colombia (continued)

Interconexion Electrica SA ESP	189,984	$792,423
Isagen SA ESP (I)	455,437	626,829

Cyprus 0.0%		817,945

Eurasia Drilling Company, Ltd., GDR	11,831	486,059
Globaltrans Investment PLC, GDR	21,813	331,886

Czech Republic 0.3%		6,914,782

CEZ AS	66,250	1,838,423
Fortuna Entertainment Group NV	1,880	11,184
Komercni Banka AS	4,862	918,430
Pegas Nonwovens SA	29,627	821,885
Philip Morris CR AS	293	162,373
Telefonica Czech Republic AS	100,542	1,463,237
Unipetrol AS (I)	194,936	1,699,250

Egypt 0.0%		813,627

Commercial International Bank Egypt SAE, GDR	60,812	303,452
Orascom Telecom Holding SAE, GDR (I)	156,477	510,175

Guernsey, Channel Islands 0.0%		72,764

Etalon Group, Ltd., GDR (I)	19,216	72,764

Hong Kong 5.2%		128,141,292

361 Degrees International, Ltd. (L)	372,000	92,221
Ajisen China Holdings, Ltd. (L)	546,000	410,205
AMVIG Holdings, Ltd.	675,333	258,256
Anxin-China Holdings, Ltd.	1,440,000	350,106
Asia Energy Logistics Group, Ltd. (I)	2,960,000	21,344
Asian Citrus Holdings, Ltd. (I)	144,000	61,395
AVIC International Holding Hong Kong, Ltd. (I)	4,532,000	226,373
Beijing Development Hong Kong, Ltd. (I)	379,000	123,415
Beijing Enterprises Holdings, Ltd.	561,430	4,586,642
Beijing Enterprises Water Group, Ltd.	2,554,000	968,842
Belle International Holdings, Ltd.	1,451,000	2,236,609
Bosideng International Holdings, Ltd. (L)	1,652,000	444,879
Brilliance China Automotive Holdings, Ltd. (I)	2,106,000	2,403,461
C C Land Holdings, Ltd.	450,693	136,181
CGN Mining Company, Ltd. (I)	835,000	72,214
Chaoda Modern Agriculture Holdings, Ltd. (I)	5,797,312	231,892
Chiho-Tiande Group, Ltd.	36,000	16,358
China Aerospace International Holdings, Ltd.	2,914,755	413,614
China Agri-Industries Holdings, Ltd.	2,316,600	1,141,494
China All Access Holdings, Ltd.	170,000	56,562
China Chengtong Development Group, Ltd. (I)	2,031,216	83,367
China Energine International Holdings, Ltd. (I)	2,025,589	125,485
China Everbright International, Ltd.	1,238,000	1,004,979
China Everbright, Ltd.	937,000	1,524,678
China Foods, Ltd. (L)	418,000	207,855
China Green Holdings, Ltd. (I)	588,000	53,729
China Haidian Holdings, Ltd.	2,601,800	260,664
China High Precision Automation Group, Ltd.	74,000	11,821
China High Speed Transmission Equipment Group Company, Ltd. (I)(L)	662,000	340,390
China Lumena New Materials Corp. (L)	1,272,000	269,383
China Mengniu Dairy Company, Ltd.	628,000	2,186,168

9

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

China Merchants Holdings International Company, Ltd.	1,119,128	$3,665,110
China Metal Recycling Holdings, Ltd. (L)	358,200	108,785
China Mining Resources Group, Ltd. (I)	8,324,000	58,978
China Mobile, Ltd.	180,000	1,875,853
China Mobile, Ltd., ADR (L)	297,443	15,407,547
China New Town Development Company, Ltd. (I)	2,185,332	192,581
China Ocean Resources Company, Ltd. (I)	32,860	102,188
China Oil and Gas Group, Ltd.	3,168,219	595,938
China Overseas Grand Oceans Group, Ltd. (L)	372,000	539,945
China Overseas Land & Investment, Ltd.	1,558,000	4,558,195
China Power International Development, Ltd. (L)	1,153,000	443,513
China Power New Energy Development Company, Ltd. (I)	2,100,000	123,552
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	263,818
China Properties Group, Ltd. (I)	920,000	250,930
China Resource Power Holdings, Ltd.	606,000	1,604,368
China Resources Cement Holdings, Ltd.	778,000	407,247
China Resources Enterprises, Ltd.	780,000	2,541,673
China Resources Gas Group, Ltd.	390,000	1,024,708
China Resources Land, Ltd.	1,064,000	3,206,983
China Singyes Solar Technologies Holdings, Ltd.	137,800	150,658
China South City Holdings, Ltd.	1,038,000	234,824
China Starch Holdings, Ltd.	2,630,000	74,610
China State Construction International Holdings, Ltd.	625,200	999,619
China Taiping Insurance Holdings Company, Ltd. (I)	417,800	726,485
China Tianyi Holdings, Ltd.	40,000	5,060
China Travel International Investment Hong Kong, Ltd.	4,084,000	801,807
China Unicom Hong Kong, Ltd., ADR (L)	471,621	6,390,465
China Vanadium Titano - Magnetite Mining Company, Ltd. (I)	57,000	11,039
China Water Affairs Group, Ltd.	754,000	278,107
ChinaVision Media Group, Ltd. (I)	460,000	28,328
CIMC Enric Holdings, Ltd.	146,000	198,820
Citic 21CN Company, Ltd. (I)	1,034,000	69,113
Citic Pacific, Ltd. (L)	1,368,923	1,621,573
Citic Resources Holdings, Ltd. (I)	3,570,000	461,713
Clear Media, Ltd.	57,000	40,605
Coastal Greenland, Ltd. (I)	990,000	65,710
Comba Telecom Systems Holdings, Ltd. (I)(L)	857,500	307,624
Cosco International Holdings, Ltd.	975,040	406,088
COSCO Pacific, Ltd.	1,831,982	2,702,421
CP Pokphand Company	2,984,000	318,339
CSPC Pharmaceutical Group, Ltd.	1,192,000	615,570
DaChan Food Asia, Ltd.	655,000	89,664
Dah Chong Hong Holdings, Ltd.	385,000	349,999
Dawnrays Pharmaceutical Holdings, Ltd.	80,000	28,358
DBA Telecommunication Asia Holdings, Ltd.	32,000	15,100
Digital China Holdings, Ltd.	522,000	722,527
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,892
Embry Holdings, Ltd.	80,000	47,925
Extrawell Pharmaceutical Holdings, Ltd. (I)	1,310,000	117,223
Franshion Properties China, Ltd.	4,998,000	1,832,752
GCL-Poly Energy Holdings, Ltd. (L)	5,679,000	1,319,204
Geely Automobile Holdings Company, Ltd.	2,265,000	1,100,944
Global Bio-Chem Technology Group Company, Ltd. (I)	2,837,200	262,113
Global Sweeteners Holdings, Ltd. (I)	444,000	34,465
Glorious Property Holdings, Ltd. (I)	545,000	82,032
Goldbond Group Holdings, Ltd. (I)	100,000	3,606

10

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

Golden Meditech Holdings, Ltd.	2,476,631	$326,846
Goldlion Holdings, Ltd.	345,000	171,783
GOME Electrical Appliances Holdings, Ltd. (I)(L)	7,675,000	779,333
Good Friend International Holdings, Inc.	42,000	13,788
Guangdong Investment, Ltd.	1,254,000	1,097,084
Haier Electronics Group Company, Ltd.	341,000	604,026
Heng Tai Consumables Group, Ltd. (I)	6,885,525	166,485
Hengdeli Holdings, Ltd. (L)	1,720,400	469,879
Hi Sun Technology China, Ltd. (I)	126,000	22,873
HKC Holdings, Ltd.	3,725,423	121,117
Hopewell Highway Infrastructure, Ltd.	498,500	242,288
Hopson Development Holdings, Ltd. (I)	878,000	1,522,747
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,438,848	414,145
Huabao International Holdings, Ltd. (L)	1,225,000	533,976
Huscoke Resources Holdings, Ltd. (I)	1,804,200	27,077
Inspur International, Ltd.	4,415,000	198,325
Interchina Holdings Company (I)	1,345,000	75,942
Jinchuan Group International Resources Company, Ltd. (I)	162,000	31,193
Ju Teng International Holdings, Ltd.	1,151,722	754,545
Kai Yuan Holdings, Ltd. (I)	10,020,000	240,090
Kingboard Chemical Holdings, Ltd.	797,148	1,709,012
Kingboard Laminates Holdings, Ltd.	204,000	85,795
Kingway Brewery Holdings, Ltd. (I)	988,000	386,235
Kunlun Energy Company, Ltd.	1,012,000	1,928,001
KWG Property Holding, Ltd.	1,533,012	1,009,070
L'sea Resources International Holdings, Ltd. (I)	1,000,000	44,743
Lai Fung Holdings, Ltd.	8,914,000	206,910
Le Saunda Holdings	108,000	34,600
Lee & Man Paper Manufacturing, Ltd.	178,000	117,568
Lijun International Pharmaceutical Holding, Ltd.	750,000	241,477
LK Technology Holdings, Ltd.	40,000	6,699
Loudong General Nice Resources China Holdings, Ltd. (I)	2,844,000	191,914
Magic Holdings International, Ltd.	232,000	138,870
MIE Holdings Corp. (L)	510,000	120,315
MIN XIN Holdings, Ltd.	188,000	91,861
Mingfa Group International Company, Ltd. (I)	678,000	206,876
Minmetals Land, Ltd.	1,810,000	295,017
Nan Hai Corp., Ltd. (I)	28,150,000	127,249
NetDragon Websoft, Inc.	271,500	623,188
New World China Land, Ltd.	3,655,230	1,488,430
New World Department Store China, Ltd.	211,000	116,611
Nine Dragons Paper Holdings, Ltd.	609,000	460,237
North Mining Shares Company, Ltd. (I)	300,000	14,483
PetroAsian Energy Holdings, Ltd. (I)	1,864,000	37,411
Phoenix Satellite Television Holdings, Ltd.	726,000	287,797
Poly Property Group Company, Ltd.	2,759,944	1,839,859
Ports Design, Ltd.	242,500	197,732
Pou Sheng International Holdings, Ltd. (I)	2,224,000	108,774
Prosperity International Holdings HK, Ltd. (I)	1,460,000	56,089
Qingling Motors Company, Ltd., H Shares	948,000	277,031
Real Nutriceutical Group, Ltd. (L)	467,000	149,942
Regent Manner International Holdings, Ltd.	503,000	98,551
REXLot Holdings, Ltd.	9,200,000	708,601
Road King Infrastructure, Ltd.	166,000	152,871
Royale Furniture Holdings, Ltd	27,000	1,765
Samson Holding, Ltd.	1,383,915	257,525

11

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Hong Kong (continued)

Shanghai Industrial Holdings, Ltd.	601,041	$1,835,486
Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	243,868
Shanghai Zendai Property, Ltd. (I)	4,865,000	97,692
Shenzhen International Holdings, Ltd.	13,027,500	1,761,524
Shenzhen Investment, Ltd.	3,154,260	1,337,356
Shimao Property Holdings, Ltd.	1,742,000	3,755,796
Shougang Concord Century Holdings, Ltd. (I)	784,000	29,460
Shougang Concord International Enterprises Company, Ltd. (I)	6,444,000	333,710
Shougang Fushan Resources Group, Ltd. (L)	4,078,000	1,633,125
Silver Grant International, Ltd.	1,890,334	290,517
SIM Technology Group, Ltd. (I)	1,671,000	72,189
Sino Biopharmaceutical	2,340,000	1,633,411
Sino Oil And Gas Holdings, Ltd. (I)	2,745,000	65,472
Sino Prosper State Gold Resources Holdings, Ltd. (I)	438,000	12,179
Sinofert Holdings, Ltd.	2,892,000	663,867
Sinolink Worldwide Holdings, Ltd. (I)	2,918,000	286,684
Sinopec Kantons Holdings, Ltd.	920,000	940,977
Sinotrans Shipping, Ltd.	2,137,000	541,622
Skyworth Digital Holdings, Ltd.	1,397,675	941,065
SMI Corp., Ltd. (I)	48,000	994
Solargiga Energy Holdings, Ltd. (I)	997,000	49,694
Sparkle Roll Group, Ltd.	1,144,000	92,684
SRE Group, Ltd. (I)	4,656,000	172,510
Tak Sing Alliance Holdings, Ltd.	734,000	117,584
TCC International Holdings, Ltd.	1,253,417	351,512
TCL Communication Technology Holdings, Ltd.	237,000	128,100
TCL Multimedia Technology Holdings, Ltd.	765,200	639,406
Tech Pro Technology Development, Ltd. (I)	804,000	298,276
Tian An China Investment, Ltd.	976,000	714,251
Tianjin Development Holdings, Ltd. (I)	264,000	161,190
Tianneng Power International, Ltd.	948,700	546,414
Tomson Group, Ltd.	851,443	232,770
Towngas China Company, Ltd.	429,000	440,278
TPV Technology, Ltd.	1,276,588	322,799
Truly International Holdings, Ltd.	1,751,000	1,128,545
United Energy Group, Ltd. (I)	1,846,000	282,270
Vinda International Holdings, Ltd. (L)	312,000	400,574
VODone, Ltd. (I)	1,941,600	155,240
Wasion Group Holdings, Ltd.	710,000	477,118
Welling Holding, Ltd.	390,000	85,024
XTEP International Holdings	101,000	43,878
Yanchang Petroleum International, Ltd. (I)	5,462,273	308,380
Yingde Gases	506,000	543,877
Yip's Chemical Holdings, Ltd.	218,000	219,103
Yuexiu Property Company, Ltd.	6,895,200	2,063,213
Yuexiu Transport Infrastructure, Ltd.	394,000	205,081

Hungary 0.3%		8,154,406

Danubius Hotel and Spa PLC (I)	951	15,021
EGIS Pharmaceuticals PLC	10,349	924,901
Fotex Holding SE (I)	10,287	8,691
Magyar Telekom Telecommunications PLC	162,750	257,041
MOL Hungarian Oil and Gas PLC	14,280	1,039,947
OTP Bank PLC	229,203	4,865,175
PannErgy (I)	2,974	4,104
Richter Gedeon Nyrt	6,691	1,039,526

12

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

India 7.6%		$187,910,006

3M India, Ltd. (I)	27	1,716
Aanjaneya Lifecare, Ltd.	459	490
Aban Offshore, Ltd.	21,138	110,411
ABB, Ltd.	32,944	374,101
ABG Shipyard, Ltd. (I)	16,236	77,043
ACC, Ltd.	21,037	456,218
Adani Enterprises, Ltd.	69,906	260,154
Adani Ports and Special Economic Zone	149,828	403,256
Adani Power, Ltd. (I)	430,015	434,287
Aditya Birla Nuvo, Ltd.	50,286	940,958
Advanta India, Ltd. (I)	65	849
Agro Tech Foods, Ltd.	1,994	19,876
AIA Engineering, Ltd.	27	150
Ajanta Pharma, Ltd.	1,099	18,583
Akzo Nobel India, Ltd.	3,239	65,194
Alembic Pharmaceuticals, Ltd.	38,000	90,139
Allahabad Bank	97,853	209,955
Alok Industries, Ltd.	487,315	69,016
Alstom India, Ltd.	14,071	87,627
Amara Raja Batteries, Ltd.	23,775	110,967
Ambuja Cements, Ltd.	251,660	818,188
Amtek Auto, Ltd.	149,007	214,220
Anant Raj Industries, Ltd.	151,998	174,226
Andhra Bank	157,627	239,518
Ansal Properties & Infrastructure, Ltd. (I)	47,613	18,500
Apollo Hospitals Enterprise, Ltd.	44,250	788,556
Apollo Tyres, Ltd.	77,864	123,711
Arvind, Ltd.	144,398	210,175
Ashok Leyland, Ltd.	1,368,930	577,538
Asian Paints, Ltd.	11,884	1,018,494
Aurobindo Pharma, Ltd.	50,734	153,587
Axis Bank, Ltd.	125,123	3,169,769
Axis Bank, Ltd., GDR	95	2,474
Bajaj Auto, Ltd.	28,118	898,786
Bajaj Corp., Ltd.	6,094	29,439
Bajaj Electricals, Ltd.	17,856	51,426
Bajaj Finance, Ltd.	17,501	453,696
Bajaj Finserv, Ltd.	35,935	420,252
Bajaj Hindusthan, Ltd.	266,322	86,374
Bajaj Holdings and Investment, Ltd.	41,862	684,921
Balkrishna Industries, Ltd.	19,674	92,246
Ballarpur Industries, Ltd.	487,134	138,603
Balmer Lawrie & Company, Ltd.	13,965	90,730
Balrampur Chini Mills, Ltd. (I)	160,224	134,757
Bank of Baroda	60,660	713,247
Bank of India	128,328	656,516
Bank of Maharashtra	218,538	208,497
BASF India, Ltd.	3,768	39,710
Bata India, Ltd.	11,358	162,628
BEML, Ltd.	19,471	60,045
Berger Paints India, Ltd.	58,110	230,126
BF Utilities, Ltd. (I)	6,868	27,509
BGR Energy Systems, Ltd.	18,048	61,876
Bharat Electronics, Ltd.	8,497	198,919
Bharat Forge, Ltd.	55,904	231,919

13

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

India (continued)

Bharat Heavy Electricals, Ltd.	301,334	$1,059,688
Bharat Petroleum Corp., Ltd.	57,464	383,469
Bharti Airtel, Ltd. (I)	276,897	1,485,253
Bhushan Steel, Ltd. (U.S Exchange) (I)	2,078	15,359
Bhushan Steel, Ltd.	31,174	255,912
Biocon, Ltd.	18,333	87,432
Birla Corp., Ltd.	41,760	183,341
Blue Dart Express, Ltd. (I)	1,817	87,654
Blue Star, Ltd.	4,203	12,329
Bombay Dyeing & Manufacturing Company, Ltd.	19,782	25,722
Bombay Rayon Fashions, Ltd. (I)	15,869	64,821
Bosch, Ltd.	2,734	440,387
Brigade Enterprises, Ltd.	22,407	26,925
Britannia Industries, Ltd.	23,120	296,337
Cadila Healthcare, Ltd.	23,683	324,256
Cairn India, Ltd.	196,811	985,659
Canara Bank	91,968	674,043
Capital First, Ltd.	9,269	25,108
Carborundum Universal, Ltd.	2,776	6,305
Central Bank of India	314,027	365,512
Century Textiles & Industries, Ltd.	32,699	162,162
CESC, Ltd.	51,783	304,124
Chambal Fertilizers & Chemicals, Ltd.	224,870	171,773
Chennai Petroleum Corp., Ltd.	5,582	9,808
Cholamandalam Investment and Finance Company, Ltd.	8,951	43,821
Cipla, Ltd.	129,151	849,043
City Union Bank, Ltd. (U.S. Exchange) (I)	32,034	25,856
City Union Bank, Ltd.	128,137	124,571
Clariant Chemicals India, Ltd.	2,333	18,342
CMC, Ltd.	3,811	83,647
Colgate-Palmolive India, Ltd.	16,631	428,403
Container Corp of India	8,863	179,421
Core Education & Technologies, Ltd.	20,514	15,546
Coromandel International, Ltd.	33,351	112,003
Corporation Bank	30,114	202,759
CRISIL, Ltd.	8,966	149,808
Crompton Greaves, Ltd.	117,877	198,812
Cummins India, Ltd.	33,341	269,414
Dabur India, Ltd.	236,777	657,484
Dalmia Bharat Enterprises, Ltd.	18,693	43,969
DB Corp., Ltd.	6,096	27,537
DCM Shriram Consolidated	26,804	27,519
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	71,688
DEN Networks, Ltd. (I)	13,328	49,857
Development Credit Bank, Ltd. (I)	184,559	142,779
Dish TV India, Ltd. (I)	261,785	299,257
Divi's Laboratories, Ltd.	20,648	357,547
DLF, Ltd.	407,900	1,408,246
Dr. Reddy's Laboratories, Ltd.	20,579	759,666
Dr. Reddy's Laboratories, Ltd., ADR (L)	18,324	677,438
Dredging Corp. of India, Ltd. (I)	15,333	57,980
eClerx Services, Ltd.	4,262	54,024
Edelweiss Financial Services, Ltd.	221,050	120,488
Eicher Motors, Ltd.	8,358	543,434
EID Parry India, Ltd.	81,890	204,312
EIH, Ltd.	23,350	23,135

14

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

India (continued)

Elder Pharmaceuticals, Ltd.	8,295	$45,383
Electrosteel Castings, Ltd.	93,708	26,460
Emami, Ltd.	21,411	290,505
Engineers India, Ltd.	29,019	82,506
Entertainment Network India, Ltd. (I)	2,857	12,099
Era Infra Engineering, Ltd.	23,042	62,004
Eros International Media, Ltd.	9,993	29,124
Escorts, Ltd.	43,887	54,308
Essar Oil, Ltd. (I)	185,559	254,913
Essar Ports, Ltd.	118,939	164,180
Essar Shipping, Ltd. (I)	59,469	20,249
Essel Propack, Ltd.	89,057	65,667
Exide Industries, Ltd.	111,621	271,655
FAG Bearings India, Ltd.	68	1,736
FDC, Ltd.	15,540	24,214
Federal Bank, Ltd.	161,367	1,285,552
Federal-Mogul Goetze India, Ltd. (I)	8,130	29,139
Financial Technologies India, Ltd.	13,029	190,304
Finolex Cables, Ltd.	89,396	82,237
Finolex Industries, Ltd.	64,689	151,114
Fortis Healthcare, Ltd. (I)	99,267	156,425
Fresenius Kabi Oncology, Ltd. (I)	18,718	41,423
GAIL India, Ltd.	185,255	1,000,075
GAIL India, Ltd., GDR	1,143	39,408
Gammon India, Ltd.	77,691	27,229
Gateway Distriparks, Ltd.	73,703	157,230
Gillette India, Ltd.	165	6,419
Gitanjali Gems, Ltd.	50,394	510,600
GlaxoSmithKline Pharmaceuticals, Ltd.	9,366	411,235
Glenmark Pharmaceuticals, Ltd.	38,363	401,406
GMR Infrastructure, Ltd. (I)	585,903	216,779
Godfrey Philips India, Ltd.	379	21,136
Godrej Consumer Products, Ltd.	48,992	748,525
Godrej Industries, Ltd.	18,773	96,825
Godrej Properties, Ltd.	2,593	25,959
Graphite India, Ltd.	80,822	107,772
Grasim Industries, Ltd.	31,208	1,630,734
Greaves Cotton, Ltd.	9,011	10,976
Grindwell Norton, Ltd.	43	194
GTL Infrastructure, Ltd. (I)	14,936	529
Gujarat Alkalies & Chemicals, Ltd.	51,800	166,384
Gujarat Fluorochemicals, Ltd.	32,948	160,925
Gujarat Gas Company, Ltd.	4,533	18,360
Gujarat Mineral Development Corp., Ltd.	39,642	94,918
Gujarat Narmada Valley Fertilizers Company, Ltd.	65,805	90,708
Gujarat NRE Coke, Ltd.	85,965	24,653
Gujarat State Fertilisers & Chemicals, Ltd.	209,160	208,429
Gujarat State Petronet, Ltd.	46,716	49,177
Gulf Oil Corp, Ltd.	44,106	54,104
GVK Power & Infrastructure, Ltd. (I)	648,891	93,047
Hathway Cable & Datacom, Ltd. (I)	24,593	121,521
Havells India, Ltd.	21,359	277,757
HBL Power Systems, Ltd.	104,569	18,141
HCL Infosystems, Ltd.	185,657	110,883
HCL Technologies, Ltd.	81,527	1,075,143
HDFC Bank, Ltd.	480,606	5,951,523

15

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

India (continued)

HEG, Ltd.	17,873	$55,244
HeidelbergCement India, Ltd. (I)	87,352	73,171
Hero Motorcorp, Ltd.	25,087	767,810
Hexa Tradex, Ltd. (I)	42,642	15,098
Hexaware Technologies, Ltd.	327,232	464,301
Himachal Futuristic Communications (I)	116,428	15,639
Hindalco Industries, Ltd.	1,014,546	1,824,577
Hinduja Ventures, Ltd.	5,652	36,891
Hindustan Oil Exploration Company, Ltd. (I)	20,262	18,771
Hindustan Petroleum Corp., Ltd.	42,367	211,547
Hindustan Unilever, Ltd.	295,625	3,083,524
Honeywell Automation India, Ltd.	130	5,497
Hotel Leela Venture, Ltd. (I)	161,732	53,253
Housing Development & Infrastructure, Ltd. (I)	335,502	247,753
HSIL, Ltd.	27,538	50,899
ICICI Bank, Ltd.	10,085	205,022
ICICI Bank, Ltd., ADR (L)	611,197	27,485,529
IDBI Bank, Ltd.	211,610	298,751
Idea Cellular, Ltd. (I)	811,929	1,888,955
IDFC, Ltd.	666,009	1,710,637
IFCI, Ltd.	799,536	358,251
India Cements, Ltd.	309,375	362,963
India Infoline, Ltd.	254,359	278,873
Indiabulls Housing Finance, Ltd. (I)	341,835	1,639,126
Indiabulls Infrastructure and Power, Ltd. (I)	1,398,736	74,284
Indiabulls Real Estate, Ltd.	474,148	593,228
Indian Bank	92,080	231,731
Indian Hotels Company, Ltd.	502,469	452,463
Indian Oil Corp., Ltd.	164,255	837,620
Indian Overseas Bank	198,424	206,253
Indraprastha Gas, Ltd.	23,389	114,489
Info Edge India, Ltd.	1,267	7,491
Infosys, Ltd.	21,383	903,990
Infosys, Ltd., ADR (L)	100,446	4,193,621
Infotech Enterprises, Ltd.	17,414	51,778
ING Vysya Bank, Ltd.	77,939	893,407
Ingersoll-Rand India, Ltd.	9,856	70,979
Ipca Laboratories, Ltd.	21,683	226,876
IRB Infrastructure Developers, Ltd.	60,446	126,404
ITC, Ltd.	807,606	4,833,379
IVRCL, Ltd. (I)	361,109	111,967
Jagran Prakashan, Ltd.	14,178	21,599
Jain Irrigation Systems, Ltd.	59,847	72,968
Jaiprakash Associates, Ltd.	620,569	722,283
Jaiprakash Power Ventures, Ltd. (I)	321,330	133,775
Jammu & Kashmir Bank, Ltd.	33,817	734,049
JB Chemicals & Pharmaceuticals, Ltd.	44,422	64,809
JBF Industries, Ltd.	30,363	58,101
Jet Airways India, Ltd. (I)	7,109	62,083
Jindal Poly Films, Ltd.	15,538	42,269
Jindal Saw, Ltd.	176,270	221,420
Jindal Stainless, Ltd. (I)	78,009	74,567
Jindal Steel & Power, Ltd.	202,531	1,022,661
JK Cement, Ltd.	22,552	93,865
JK Lakshmi Cement, Ltd.	70,257	131,617
JM Financial, Ltd.	368,362	164,005

16

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

India (continued)

JSW Energy, Ltd.	345,624	$342,321
JSW ISPAT Steel, Ltd. (I)	706,176	116,346
JSW Steel, Ltd.	113,498	1,368,590
Jubilant Foodworks, Ltd. (I)	434	8,452
Jubilant Life Sciences, Ltd.	64,699	178,358
Jyothy Laboratories, Ltd.	24,297	87,099
Kajaria Ceramics, Ltd.	7,804	33,667
Kalpataru Power Transmission, Ltd.	22,050	27,577
Kansai Nerolac Paints, Ltd.	587	12,314
Karnataka Bank, Ltd.	140,550	341,012
Karur Vysya Bank, Ltd.	49,942	399,696
Kaveri Seed Company, Ltd.	1,699	42,467
Kesoram Industries, Ltd.	33,435	43,130
Kirloskar Brothers, Ltd.	4,757	12,426
Kotak Mahindra Bank, Ltd.	112,096	1,544,689
KPIT Cummins Infosystems, Ltd.	45,815	87,744
KRBL, Ltd.	28,985	12,829
KSB Pumps, Ltd.	7,884	28,516
KSK Energy Ventures, Ltd. (I)	7,103	6,436
Lakshmi Machine Works, Ltd.	825	28,196
Lakshmi Vilas Bank, Ltd.	25,195	34,792
Lanco Infratech, Ltd. (I)	511,323	84,179
Larsen & Toubro, Ltd.	58,496	1,446,562
Larsen & Toubro, Ltd., GDR	27,740	679,800
Lupin, Ltd.	57,843	762,193
Madras Cements, Ltd. (I)	106,301	424,579
Mahanagar Telephone Nigam, Ltd., ADR (I)	81,577	56,288
Maharashtra Seamless, Ltd.	54,295	220,155
Mahindra & Mahindra, Ltd.	131,621	2,251,608
Mahindra & Mahindra, Ltd., GDR	19,216	322,970
Mahindra Lifespace Developers, Ltd.	22,771	162,597
Manaksia, Ltd. (I)	35,648	28,955
Mangalore Refinery and Petrochemicals, Ltd.	252,641	192,628
Marico, Ltd.	91,382	379,289
Maruti Suzuki India, Ltd.	16,316	463,577
MAX India, Ltd.	37,120	139,863
McLeod Russel India, Ltd.	51,666	269,201
Mercator, Ltd. (I)	212,137	48,676
Merck, Ltd.	2,868	32,422
MindTree, Ltd.	3,689	53,685
Monnet Ispat & Energy, Ltd.	32,137	84,770
Monsanto India, Ltd.	1,026	12,494
Motherson Sumi Systems, Ltd.	71,568	269,128
Mphasis, Ltd.	15,210	132,293
MRF, Ltd.	1,922	506,846
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	47,255
Nagarjuna Oil Refinery, Ltd. (I)	229,114	11,280
Natco Pharma, Ltd.	8,097	63,003
National Aluminium Company, Ltd.	574,204	344,599
National Hydroelectric Power Corp. Ltd.	1,205,379	409,365
Nava Bharat Ventures, Ltd.	43,984	135,067
Navneet Publications India, Ltd.	50,728	53,704
NCC, Ltd.	246,877	137,906
NESCO, Ltd.	1,049	14,292
Nestle India, Ltd.	8,256	773,916
NIIT Technologies, Ltd.	45,471	214,278

17

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

India (continued)

NIIT, Ltd.	136,918	$51,996
Nitin Fire Protection Industries, Ltd.	42,198	44,941
Noida Toll Bridge Company, Ltd.	171,479	66,326
NTPC, Ltd.	160,582	435,655
Oberoi Realty, Ltd.	8,032	33,164
Oil & Natural Gas Corp., Ltd.	214,206	1,230,612
Oil India, Ltd.	61,573	629,567
OMAXE, Ltd. (I)	105,584	279,448
Opto Circuits India, Ltd.	43,971	24,418
Oracle Financial Services Software, Ltd. (I)	9,555	446,370
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	52,279
Orient Cement, Ltd. (I)	82,674	84,306
Orient Paper & Industries, Ltd.	82,674	10,078
Oriental Bank of Commerce	67,526	291,083
Orissa Minerals Development Company, Ltd.	400	17,626
Page Industries, Ltd.	1,305	98,185
Panacea Biotec, Ltd. (I)	18,056	30,015
Parsvnath Developers, Ltd. (I)	129,259	79,631
Peninsula Land, Ltd.	89,370	67,636
Persistent Systems, Ltd.	1,432	13,005
Petronet LNG, Ltd.	122,710	311,112
Pfizer, Ltd.	1,678	31,174
Phoenix Mills, Ltd.	1,084	5,359
Pidilite Industries, Ltd.	62,233	314,040
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	101,192
Piramal Enterprises, Ltd.	87,007	818,771
Plethico Pharmaceuticals, Ltd. (I)	5,976	22,091
Polaris Financial Technology, Ltd.	39,735	79,908
Polyplex Corp., Ltd.	18,044	47,897
Power Grid Corp. of India Ltd.	340,260	682,813
Praj Industries, Ltd.	57,344	38,473
Prism Cement, Ltd.	71,827	51,999
PTC India, Ltd.	222,817	220,493
Punj Lloyd, Ltd.	224,909	172,121
Punjab National Bank, Ltd. (I)	5,000	70,942
Radico Khaitan, Ltd.	20,886	45,976
Rain Commodities Ltd.	114,375	78,362
Rajesh Exports, Ltd.	43,299	91,974
Rallis India, Ltd.	32,506	73,471
Ranbaxy Laboratories, Ltd. (I)	31,761	210,947
Ranbaxy Laboratories, Ltd., GDR (I)	2,335	16,099
Raymond, Ltd.	43,363	210,724
Redington India, Ltd.	66,332	87,517
REI Agro, Ltd. (I)	164,589	40,882
REI Six Ten Retail, Ltd. (I)	7,790	307
Reliance Capital, Ltd.	108,604	630,412
Reliance Communications, Ltd.	617,273	1,165,338
Reliance Industries, Ltd.	1,112,068	15,848,225
Reliance Industries, Ltd., GDR (S)	31,730	904,900
Reliance Infrastructure, Ltd.	72,487	463,096
Reliance Power, Ltd. (I)	555,888	674,620
Rolta India, Ltd.	153,518	161,026
Ruchi Soya Industries, Ltd.	127,227	147,205
Rural Electrification Corp., Ltd.	370,755	1,447,893
S Kumars Nationwide, Ltd. (I)	142,150	11,449
Sadbhav Engineering, Ltd.	2,751	5,307

18

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

India (continued)

Sanwaria Agro Oils, Ltd. (I)	559	$341
Satyam Computer Services, Ltd. (I)	270,166	527,145
Schneider Electric Infrastructure, Ltd.	29,017	37,454
Sesa Goa, Ltd.	194,063	550,580
Shipping Corp. of India, Ltd. (I)	29,724	19,385
Shiv-Vani Oil & Gas Exploration Services, Ltd.	20,192	13,011
Shoppers Stop, Ltd.	10,088	66,989
Shree Cement, Ltd.	2,006	175,073
Shree Renuka Sugars, Ltd. (I)	423,210	158,655
Shriram Transport Finance Company, Ltd.	43,154	620,140
Siemens India, Ltd.	1,583	16,636
Sintex Industries, Ltd.	88,110	74,036
SJVN, Ltd.	43,447	15,882
SKF India, Ltd.	4,330	43,185
Sobha Developers, Ltd.	50,252	347,631
Solar Industries India, Ltd.	1,324	21,213
South Indian Bank, Ltd.	847,658	376,060
SREI Infrastructure Finance, Ltd.	294,220	135,154
SRF, Ltd.	19,638	54,128
State Bank of Bikaner & Jaipur	18,445	141,347
State Bank of India	49,639	1,798,320
State Bank of India, GDR	4,501	327,073
Steel Authority of India, Ltd.	369,419	365,725
Sterling Biotech, Ltd. (I)	96,778	10,006
Sterlite Industries India, Ltd., ADR (L)	349,435	2,313,260
Sterlite Technologies, Ltd.	53,825	19,693
Strides Arcolab, Ltd.	10,655	165,423
Styrolution ABS India, Ltd.	189	1,436
Sun Pharma Advanced Research Company, Ltd. (I)	56,021	159,815
Sun Pharmaceutical Industries, Ltd.	111,238	2,043,334
Sun TV Network, Ltd.	28,201	206,362
Sundaram Finance, Ltd.	17,300	171,538
Supreme Industries, Ltd.	11,409	73,155
Suzlon Energy, Ltd. (I)	534,875	111,251
Syndicate Bank	165,888	374,031
Tamil Nadu Newsprint & Papers, Ltd.	37,939	67,832
Tata Chemicals, Ltd.	74,739	399,003
Tata Communications, Ltd.	33,200	121,229
Tata Communications, Ltd., ADR (L)	63,885	456,139
Tata Consultancy Services, Ltd.	140,278	3,727,537
Tata Elxsi, Ltd.	5,653	18,814
Tata Global Beverages, Ltd.	459,764	1,187,516
Tata Investment Corp., Ltd.	15,423	117,786
Tata Motors, Ltd.	366,104	2,018,884
Tata Motors, Ltd., ADR (L)	53,090	1,456,259
Tata Power Company, Ltd.	459,761	724,808
Tata Steel, Ltd.	302,239	1,550,327
Tata Teleservices Maharashtra, Ltd. (I)	179,695	23,790
Tech Mahindra, Ltd.	10,878	185,208
Texmaco Rail & Engineering, Ltd.	5,288	3,777
The Great Eastern Shipping Company, Ltd.	84,792	368,502
Thermax, Ltd.	11,265	116,611
Time Technoplast, Ltd.	105,115	74,151
Titagarh Wagons, Ltd.	8,719	23,731
Titan Industries, Ltd.	96,547	500,439
Torrent Pharmaceuticals, Ltd.	15,913	221,592

19

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

India (continued)

Torrent Power, Ltd.	9,093	$20,379
Trent, Ltd.	871	16,509
Triveni Turbine, Ltd.	25,986	25,900
TTK Prestige, Ltd.	1,939	120,860
Tube Investments of India, Ltd.	14,367	37,056
TV18 Broadcast, Ltd. (I)	129,279	58,837
TVS Motor Company, Ltd.	47,690	30,078
UCO Bank	198,438	266,637
Uflex, Ltd.	34,032	38,476
Ultratech Cement, Ltd.	27,084	903,755
Union Bank of India, Ltd.	122,021	474,267
Unitech, Ltd. (I)	747,580	312,815
United Breweries, Ltd.	29,446	399,555
United Phosphorus, Ltd.	59,880	164,699
United Spirits, Ltd. (I)	52,796	2,243,527
Usha Martin, Ltd. (I)	176,167	69,705
Uttam Value Steels, Ltd. (I)	25,353	4,286
V-Guard Industries, Ltd.	4,399	36,936
Vardhman Special Steels, Ltd. (I)	1,653	556
Vardhman Textiles, Ltd.	8,267	38,846
Videocon Industries, Ltd.	86,553	337,093
Vijaya Bank	167,219	150,809
VIP Industries, Ltd.	21,685	21,820
Voltas, Ltd.	67,658	100,622
VST Industries, Ltd.	2,273	63,775
Welspun Corp, Ltd.	14,506	11,685
Wipro, Ltd.	183,949	1,076,038
Wockhardt, Ltd. (I)	20,900	451,244
Wyeth, Ltd.	346	4,956
Yes Bank, Ltd.	90,602	777,074
Zee Entertainment Enterprises, Ltd.	220,526	876,939
Zuari Agro Chemicals, Ltd.	9,847	17,590
Zuari Global, Ltd.	9,847	11,339
Zydus Wellness, Ltd.	2,372	25,038

Indonesia 3.9%		96,097,327

Ace Hardware Indonesia Tbk PT	410,000	39,759
Adaro Energy Tbk PT	4,837,000	457,001
Adhi Karya Persero Tbk PT	823,000	327,298
Agung Podomoro Land Tbk PT (I)	847,000	42,264
AKR Corporindo Tbk PT	2,318,500	1,263,595
Alam Sutera Realty Tbk PT	8,245,000	888,609
Aneka Tambang Persero Tbk PT	5,330,000	694,388
Asahimas Flat Glass Tbk PT (I)	113,500	85,990
Astra Agro Lestari Tbk PT	303,000	601,899
Astra Graphia Tbk PT	606,500	123,201
Astra International Tbk PT	7,029,000	5,045,549
Bakrie & Brothers Tbk PT (I)	129,839,261	106,045
Bakrie Sumatera Plantations Tbk PT	17,913,000	133,457
Bakrie Telecom Tbk PT (I)	34,369,000	175,268
Bakrieland Development Tbk PT (I)	43,066,000	218,803
Bank Bukopin Tbk PT	4,762,666	403,145
Bank Central Asia Tbk PT	4,506,500	4,743,407
Bank Danamon Indonesia Tbk PT	4,266,371	2,506,357
Bank Mandiri Persero Tbk PT	5,420,646	5,378,765
Bank Negara Indonesia Persero Tbk PT	5,332,603	2,633,645

20

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Indonesia (continued)

Bank Pan Indonesia Tbk PT (I)	9,167,000	$829,481
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,929,000	240,239
Bank Permata Tbk PT (I)	25,500	4,407
Bank Rakyat Indonesia Persero Tbk PT	5,305,500	4,808,938
Bank Tabungan Negara Persero Tbk PT	3,290,798	476,576
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	113,124
Barito Pacific Tbk PT (I)	3,360,000	131,725
Bayan Resources Tbk PT	98,000	76,021
Benakat Petroleum Energy Tbk PT (I)	539,500	8,717
Berau Coal Energy Tbk PT	150,000	2,980
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
Bhakti Investama Tbk PT	22,152,800	1,218,628
Bisi International PT	355,500	29,493
Budi Acid Jaya Tbk PT (I)	2,039,000	23,703
Bumi Resources Tbk PT	30,622,430	2,046,990
Bumi Serpong Damai PT	8,460,000	1,891,456
BW Plantation Tbk PT	1,403,000	155,682
Central Proteinaprima Tbk PT (I)	30,464,500	149,290
Chandra Asri Petrochemical Tbk PT (I)	8,000	2,103
Charoen Pokphand Indonesia Tbk PT	3,630,920	1,822,948
Ciputra Development Tbk PT	16,645,500	2,616,538
Ciputra Property Tbk PT	332,000	49,620
Ciputra Surya Tbk PT	1,437,500	564,803
Citra Marga Nusaphala Persada Tbk PT	1,580,000	383,080
Darma Henwa Tbk PT (I)	20,860,500	51,113
Davomas Abadi Tbk PT (I)	8,435,500	43,060
Delta Dunia Makmur Tbk PT (I)	4,163,000	76,711
Elnusa Tbk PT	2,863,500	74,319
Energi Mega Persada Tbk PT (I)	40,739,638	567,373
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	111,901
Fajar Surya Wisesa Tbk PT (I)	146,500	40,801
Gajah Tunggal Tbk PT	2,601,000	849,758
Global Mediacom Tbk PT	6,626,000	1,759,634
Gozco Plantations Tbk PT	5,611,200	77,751
Gudang Garam Tbk PT	416,243	2,268,221
Hanson International Tbk PT (I)	4,028,000	258,632
Harum Energy Tbk PT	841,000	335,492
Hexindo Adiperkasa Tbk PT	117,000	58,891
Holcim Indonesia Tbk PT	1,136,000	365,328
Indah Kiat Pulp & Paper Corp. Tbk PT (I)	4,870,000	826,178
Indika Energy Tbk PT	1,908,000	181,083
Indo Tambangraya Megah Tbk PT	183,500	560,024
Indocement Tunggal Prakarsa Tbk PT	682,500	1,650,690
Indofood CBP Sukses Makmur Tbk PT	406,500	543,971
Indofood Sukses Makmur Tbk PT	4,542,000	3,398,880
Indomobil Sukses Internasional Tbk PT	302,500	161,619
Indosat Tbk PT	648,000	343,199
Indosat Tbk PT, ADR	500	13,150
Inovisi Infracom Tbk PT (I)	44,000	25,202
Intiland Development Tbk PT	3,553,500	231,822
Japfa Comfeed Indonesia Tbk PT	3,722,500	752,904
Jasa Marga Tbk PT	1,262,500	858,030
Kalbe Farma Tbk PT	13,072,500	1,933,055
Kawasan Industri Jababeka Tbk PT (I)	15,626,500	651,737
Lippo Cikarang Tbk PT (I)	387,500	405,273
Lippo Karawaci Tbk PT	25,605,625	4,798,540

21

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Indonesia (continued)

Malindo Feedmill Tbk PT	705,000	$267,485
Matahari Putra Prima Tbk PT	3,619,500	894,941
Mayora Indah Tbk PT	221,750	814,896
Medco Energi Internasional Tbk PT	2,289,000	465,384
Media Nusantara Citra Tbk PT	3,515,000	1,195,760
Mitra Adiperkasa Tbk PT	1,032,000	932,746
Mitra International Resources Tbk PT (I)	5,235,500	34,743
Modern Internasional Tbk PT	304,100	30,114
Nippon Indosari Corpindo Tbk PT	130,500	115,680
Nusantara Infrastructure Tbk PT (I)	3,354,000	97,518
Pabrik Kertas Tjiwi Kimia Tbk PT	321,000	73,902
Pakuwon Jati Tbk PT	7,365,500	315,246
Panin Financial Tbk PT (I)	18,582,500	518,217
Panin Insurance Tbk PT	1,443,000	117,712
Pembangunan Perumahan Persero Tbk PT	1,302,000	231,973
Perusahaan Gas Negara Persero Tbk PT	3,522,500	1,974,170
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,882,500	757,736
Petrosea Tbk PT (I)	243,000	32,379
Polychem Indonesia Tbk PT (I)	1,930,000	54,042
Ramayana Lestari Sentosa Tbk PT	4,070,000	618,400
Resource Alam Indonesia Tbk PT	392,500	74,915
Samindo Resources Tbk PT (I)	31,500	1,919
Sampoerna Agro Tbk PT	1,086,500	208,557
Samudera Indonesia Tbk PT	74,500	27,762
Selamat Sempurna Tbk PT	1,188,000	309,363
Semen Gresik Persero Tbk PT	1,264,500	2,316,707
Sentul City Tbk PT (I)	16,365,000	506,258
Sinar Mas Multiartha Tbk PT	37,000	17,094
Sugih Energy Tbk PT (I)	5,427,500	260,406
Summarecon Agung Tbk PT	9,612,500	2,747,630
Surya Citra Media Tbk PT	274,500	81,256
Surya Semesta Internusa Tbk PT	3,281,500	553,167
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	620,500	771,085
Telekomunikasi Indonesia Persero Tbk PT	398,500	447,208
Telekomunikasi Indonesia Tbk PT, ADR (L)	70,915	3,205,358
Tiga Pilar Sejahtera Food Tbk	1,816,500	270,924
Timah Persero Tbk PT	1,477,000	187,475
Total Bangun Persada Tbk PT	380,500	61,789
Tower Bersama Infrastructure Tbk PT (I)	552,500	338,827
Trada Maritime Tbk PT (I)	4,824,000	689,657
Trias Sentosa Tbk PT	1,000,000	33,569
Trimegah Securities Tbk PT (I)	1,540,500	16,693
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	35,717
Tunas Baru Lampung Tbk PT	1,536,000	81,587
Tunas Ridean Tbk PT	872,500	85,462
Unilever Indonesia Tbk PT	553,000	1,711,291
United Tractors Tbk PT	792,000	1,311,567
Vale Indonesia Tbk PT	3,245,000	835,877
Wijaya Karya Persero Tbk PT	2,967,500	852,061
Xl Axiata Tbk PT	1,416,000	723,773

Israel 0.0%		154,918

Mivtach Shamir Holdings, Ltd.	5,896	154,918

22

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Luxembourg 0.0%		$42,895

O'Key Group SA, GDR	3,475	42,895

Malaysia 4.4%		108,379,725

Adventa BHD	25,200	3,821
Aeon Company BHD	72,600	421,498
Aeon Credit Service M BHD	6,360	35,824
Affin Holdings BHD	430,900	574,209
AirAsia BHD	1,519,200	1,564,926
Alam Maritim Resources BHD (I)	267,200	124,986
Alliance Financial Group BHD	1,182,400	1,896,300
AMMB Holdings BHD	2,013,350	4,724,004
Amway Malaysia Holdings BHD	400	1,546
Ann Joo Resources BHD	256,700	118,464
APM Automotive Holdings BHD	192,600	334,998
Asas Dunia BHD	94,000	51,198
Axiata Group BHD	889,400	1,945,166
Batu Kawan BHD	19,400	119,934
Benalec Holdings BHD	38,000	17,479
Berjaya Assets BHD	458,500	133,405
Berjaya Corp. BHD	3,698,200	753,479
Berjaya Land BHD	846,900	239,182
Berjaya Sports Toto BHD	398,768	548,151
BIMB Holdings BHD	269,100	345,945
Bintulu Port Holdings BHD	300	692
Boustead Heavy Industries Corp. BHD (I)	16,400	13,437
Boustead Holdings BHD	486,706	855,898
British American Tobacco Malaysia BHD	72,700	1,494,968
Bumi Armada BHD	508,300	649,188
Bursa Malaysia BHD	397,000	1,041,949
Cahya Mata Sarawak BHD	265,700	510,829
Carlsberg Brewery-Malay BHD	123,400	678,205
CB Industrial Product Holding BHD	251,170	236,661
CIMB Group Holdings BHD	2,368,000	6,366,682
Coastal Contracts BHD	244,266	172,811
CSC Steel Holdings BHD	234,900	108,004
Dayang Enterprise Holdings BHD	116,400	188,761
Dialog Group BHD	760,100	735,407
DiGi.Com BHD	1,138,380	1,749,119
DRB-Hicom BHD	933,100	871,934
Dutch Lady Milk Industries BHD	9,900	153,889
Eastern & Oriental BHD	830,700	577,599
ECM Libra Financial Group BHD	100,844	27,258
Evergreen Fibreboard BHD	570,300	99,963
Faber Group BHD	287,400	150,341
Fraser & Neave Holdings BHD	46,900	274,740
Gamuda BHD	1,248,000	1,913,533
Genting BHD	945,000	3,040,708
Genting Malaysia BHD	3,357,900	4,166,145
Genting Plantations BHD	193,400	559,097
Globetronics Technology BHD	172,980	119,974
Glomac BHD	411,400	179,305
Goldis BHD (I)	335,625	221,125
Green Packet BHD (I)	127,800	17,836
Guinness Anchor BHD	86,900	603,013
GuocoLand Malaysia BHD	37,100	15,378

23

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Malaysia (continued)

Hai-O Enterprise BHD	32,200	$27,043
HAP Seng Consolidated BHD	939,800	569,348
Hap Seng Plantations Holdings BHD	204,700	177,150
Hartalega Holdings BHD	195,200	346,323
HO WAH Genting BHD (I)	671,700	59,397
Hock Seng LEE BHD	107,492	69,828
Hong Leong Bank BHD	257,840	1,176,372
Hong Leong Financial Group BHD	265,900	1,276,406
Hong Leong Industries BHD	55,300	78,279
Hunza Properties BHD	102,400	77,652
Hwang-DBS Malaysia BHD (I)	69,400	95,161
IGB Corp. BHD	1,390,740	1,163,471
IJM Corp. BHD	1,524,980	2,787,883
IJM Land BHD	437,700	466,082
IJM Plantations BHD	164,400	160,670
Insas BHD	488,074	81,756
Integrated Logistics BHD	175,560	66,290
Integrax BHD	74,400	36,665
IOI Corp. BHD	1,098,100	1,793,501
JAKS Resources BHD (I)	413,200	60,816
Jaya Tiasa Holdings BHD	178,605	124,855
JCY International BHD	623,800	119,429
JT International BHD	13,900	30,468
K&N Kenanga Holdings BHD	199,317	41,471
Karambunai Corp. BHD (I)	1,224,300	49,365
Keck Seng Malaysia BHD	319,250	523,262
Kian JOO CAN Factory BHD	332,000	297,736
Kim Loong Resources BHD	37,800	27,922
Kinsteel BHD (I)	706,200	79,693
KLCC Property Holdings BHD	595,000	1,306,990
KNM Group BHD (I)	1,300,625	235,082
Kossan Rubber Industries BHD	77,000	107,648
KPJ Healthcare BHD	401,900	842,981
KSK Group BHD	572,800	113,665
KSL Holdings BHD (I)	210,966	155,606
Kuala Lumpur Kepong BHD	191,558	1,299,351
KUB Malaysia BHD (I)	592,900	102,317
Kulim Malaysia BHD	511,700	583,723
Kumpulan Europlus BHD (I)	210,500	82,153
Kumpulan Fima BHD	93,300	64,136
Kumpulan Perangsang Selangor BHD	164,000	73,488
Lafarge Malayan Cement BHD	154,200	538,853
Landmarks BHD (I)	325,700	126,099
LBS Bina Group BHD (I)	210,000	83,877
Lion Corp. BHD (I)	324,258	27,324
Lion Diversified Holdings BHD	670,700	59,510
Lion Industries Corp. BHD	544,000	203,251
LPI Capital BHD	10,300	49,158
Mah Sing Group BHD	118,133	120,243
Malayan Banking BHD	1,907,814	6,281,588
Malayan Flour Mills BHD	75,500	33,765
Malaysia Airports Holdings BHD	129,183	256,331
Malaysia Building Society BHD	151,526	150,558
Malaysia Marine And Heavy Engineering Holdings BHD	161,300	164,560
Malaysian Airline System BHD (I)	3,968,000	486,912
Malaysian Bulk Carriers BHD	166,200	88,054

24

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Malaysia (continued)

Malaysian Pacific Industries BHD	20,738	$18,014
Malaysian Resources Corp. BHD	1,018,700	577,125
Masterskill Education Group BHD	10,700	1,945
Maxis BHD	765,785	1,662,962
MBM Resources BHD	98,150	125,399
Media Prima BHD	787,280	747,363
Mega First Corp. BHD	193,700	111,277
MISC BHD (I)	609,650	954,104
MK Land Holdings BHD	623,400	73,253
MKH BHD	113,861	92,259
MMC Corp. BHD	988,700	829,430
MNRB Holdings BHD	18,000	21,605
Mudajaya Group BHD	103,100	86,768
Muhibbah Engineering Malaysia BHD	350,900	161,239
Mulpha International BHD (I)	2,169,700	318,835
My EG Services BHD	155,300	67,500
Naim Holdings BHD	148,000	207,323
NCB Holdings BHD	29,600	44,986
Nestle Malaysia BHD	1,900	40,102
NTPM Holdings BHD	3,100	530
Oriental Holdings BHD	377,920	1,218,750
OSK Holdings BHD	812,645	460,736
Padini Holdings BHD	322,700	213,036
Panasonic Manufacturing Malaysia BHD	8,900	77,154
Paramount Corp. BHD	68,320	38,245
Parkson Holdings BHD	440,800	543,237
Pelikan International Corp. BHD	365,670	63,131
Perdana Petroleum BHD (I)	204,600	131,779
Perisai Petroleum Teknologi BHD (I)	559,800	292,970
Petronas Chemicals Group BHD	606,000	1,285,482
Petronas Dagangan BHD	96,800	774,020
Petronas Gas BHD	192,300	1,310,227
PJ Development Holdings BHD	297,900	94,721
POS Malaysia BHD	222,000	348,079
PPB Group BHD	563,100	2,451,792
Press Metal BHD	170,300	122,645
Protasco BHD	141,500	54,261
Public Bank BHD	265,400	1,446,172
Puncak Niaga Holding BHD (I)	134,800	77,848
QL Resources BHD	224,900	233,062
RCE Capital BHD	491,550	43,862
RHB Capital BHD	730,734	2,068,186
Rimbunan Sawit BHD	31,500	8,877
Sapurakencana Petroleum BHD (I)	1,258,057	1,826,368
Sarawak Oil Palms BHD	85,900	155,852
Scomi Group BHD (I)	1,525,800	208,014
Selangor Dredging BHD	328,000	106,267
Selangor Properties BHD	18,300	25,090
Shangri-La Hotels BHD	24,100	47,310
Shell Refining Company Federation of Malaya BHD	145,700	400,787
SHL Consolidated BHD	185,100	97,953
Sime Darby BHD	948,596	2,892,036
SP Setia BHD	114,900	137,036
Star Publications Malaysia BHD	48,100	40,344
Sunway BHD	655,671	864,477
Supermax Corp. BHD	318,400	211,615

25

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Malaysia (continued)

Suria Capital Holdings BHD	286,100	$173,267
Syarikat Takaful Malaysia BHD	15,700	37,202
Symphony Life BHD (I)	85,575	32,707
TA Ann Holdings BHD	369,340	446,784
TA Enterprise BHD	1,731,500	332,009
TA Global BHD	1,466,040	158,400
TAN Chong Motor Holdings BHD	152,000	338,073
Tasek Corp. BHD	1,700	8,849
TDM BHD	158,783	246,409
Telekom Malaysia BHD	397,300	703,796
Tenaga Nasional BHD	876,900	2,336,707
TH Plantations BHD (I)	154,300	111,041
Three-A Resources BHD	5,500	1,936
Time.com BHD (I)	459,740	698,192
Top Glove Corp. BHD	332,600	683,957
Tradewinds Corp. BHD	576,400	201,163
Trinity Corp. BHD (I)	1,080,000	21,090
TSH Resources BHD	265,400	196,760
Uchi Technologies BHD	68,200	28,806
UEM Land Holdings BHD (I)	927,566	1,054,919
UMW Holdings BHD	308,700	1,443,498
Unico-Desa Plantations BHD	149,600	51,574
Unisem Malaysia BHD	640,620	207,050
United Malacca BHD	112,550	271,936
United Plantations BHD	23,200	205,371
VS Industry BHD	158,097	70,385
Wah Seong Corp. BHD	215,138	129,664
WCT BHD	452,055	385,959
Wing Tai Malaysia BHD	302,600	249,861
WTK Holdings BHD	255,000	94,418
Yinson Holdings BHD	13,600	14,580
YNH Property BHD	629,296	432,509
YTL Corp. BHD	4,532,258	2,478,445
YTL E-Solutions BHD	86,200	18,078
YTL Power International BHD	1,334,400	654,352
Zelan BHD (I)	465,600	47,611
Zhulian Corp. BHD	48,600	48,446

Malta 0.1%		1,386,320

Brait SE (I)	399,334	1,386,320

Mexico 5.5%		137,367,389

Alfa SAB de CV, Class A	3,600,021	8,522,343
Alsea SAB de CV	496,745	1,392,476
America Movil SAB de CV, Series L	4,731,500	4,746,959
America Movil SAB de CV, Series L, ADR (L)	258,368	5,144,107
Arca Continental SAB de CV	1,139,387	9,014,695
Axtel SAB de CV (I)(L)	1,028,937	346,247
Bolsa Mexicana de Valores SAB de CV	412,494	1,049,131
Cemex SAB de CV, ADR (I)(L)	1,296,379	14,908,359
Coca-Cola Femsa SAB de CV, ADR (L)	30,931	4,526,443
Compartamos SAB de CV	73,796	118,968
Consorcio ARA SAB de CV (I)	1,131,662	380,815
Controladora Comercial Mexicana SAB de CV	861,445	3,214,345
Corporacion GEO SAB de CV, Series B (I)	777,652	340,802
Desarrolladora Homex SAB de CV (I)	173,000	137,552

26

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Mexico (continued)

Desarrolladora Homex SAB de CV, ADR (I)(L)	29,608	$139,158
Dine SAB de CV (I)	103,700	28,891
El Puerto de Liverpool SAB de CV	14,730	174,052
Empresas ICA SAB de CV, ADR (I)(L)	231,841	1,671,574
Fomento Economico Mexicano SAB de CV, ADR	114,228	12,404,019
Genomma Lab Internacional SAB de CV (I)(L)	158,000	335,085
GMD Resorts SAB de CV (I)	60,800	17,129
Gruma SAB de CV, Class B (I)	394,374	1,770,605
Grupo Aeroportuario del Centro Norte SAB de CV	205,789	724,708
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	14,736	411,134
Grupo Aeroportuario del Pacifico SAB de CV, ADR (L)	69,568	3,657,190
Grupo Aeroportuario del Sureste SAB de CV, ADR	34,325	4,113,851
Grupo Aeroportuario del Sureste SAB de CV, Class B	27,200	325,466
Grupo Bimbo SAB de CV	904,200	2,681,837
Grupo Carso SAB de CV, Series A1	773,915	4,051,194
Grupo Cementos de Chihuahua SAB de CV (I)	57,000	191,810
Grupo Famsa SAB de CV, Class A (I)	289,538	556,270
Grupo Financiero Banorte SAB de CV, Series O	1,707,270	10,914,396
Grupo Financiero Inbursa SAB de CV, Series O	80,200	182,263
Grupo Gigante SAB de CV	168,900	310,618
Grupo Herdez SAB de CV	10,000	31,295
Grupo Industrial Maseca SAB de CV, Series B	2,600	4,045
Grupo Industrial Saltillo SAB de CV	100,600	214,926
Grupo KUO SAB de CV, Series B	164,700	387,962
Grupo Mexicano de Desarrollo SAB de CV (I)	67,000	41,107
Grupo Mexico SAB de CV, Series B	1,466,924	4,855,977
Grupo Modelo SAB de CV	149,400	1,349,344
Grupo Simec SAB de CV, Series B (I)(L)	197,942	907,746
Grupo Televisa SAB, ADR (L)	176,544	4,604,268
Industrias Bachoco SAB de CV, ADR	2,203	75,827
Industrias Bachoco SAB de CV, Series B	24,800	71,615
Industrias CH SAB de CV, Series B (I)	292,935	2,097,592
Industrias Penoles SAB de CV	26,695	1,015,197
Inmuebles Carso SAB de CV, Class B1 (I)(L)	1,093,966	1,044,461
Kimberly-Clark de Mexico SAB de CV	535,663	1,840,284
Mexichem SAB de CV	327,532	1,505,880
Minera Frisco SAB de CV, Class A1 (I)	1,405,544	5,224,764
Organizacion Soriana SAB de CV, Series B	1,811,012	6,661,128
Promotora y Operadora de Infraestructura SAB de CV (I)	2,766	25,239
Qualitas Controladora SAB de CV	364,900	925,225
TV Azteca SA de CV	119,754	86,126
Urbi Desarrollos Urbanos SAB de CV (I)(L)	883,860	167,389
Wal-Mart de Mexico SAB de CV	1,940,633	5,725,500

Netherlands 0.1%		1,777,788

Cinema City International NV (I)	2,841	23,533
VimpelCom, Ltd., ADR (L)	176,307	1,754,255

Peru 0.1%		1,970,332

Compania de Minas Buenaventura SA, ADR (L)	21,714	389,766
Credicorp, Ltd. (L)	11,485	1,580,566

Philippines 1.6%		39,134,473

Aboitiz Equity Ventures, Inc.	575,700	735,306
Aboitiz Power Corp.	650,700	549,095
Alliance Global Group, Inc.	2,170,500	1,230,786

27

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Philippines (continued)

Alsons Consolidated Resources, Inc.	629,000	$20,373
Atlas Consolidated Mining & Development	664,800	285,531
Ayala Corp.	67,840	1,001,670
Ayala Land, Inc.	2,713,100	2,134,978
Bank of the Philippine Islands	320,910	776,015
BDO Unibank, Inc. (I)	974,201	2,138,109
Belle Corp. (I)	4,310,000	669,512
Cebu Air, Inc.	271,510	509,876
China Banking Corp.	236,170	413,959
COL Financial Group, Inc.	10,000	4,733
DMCI Holdings, Inc.	584,200	777,639
EEI Corp.	37,600	13,588
Empire East Land Holdings, Inc. (I)	5,540,000	135,993
Energy Development Corp. (I)	7,441,300	1,084,579
Filinvest Land, Inc.	16,089,750	798,114
First Gen Corp. (I)	788,300	390,059
First Philippine Holdings Corp.	356,370	838,518
Global-Estate Resorts, Inc. (I)	257,000	12,888
Globe Telecom, Inc.	21,135	774,361
International Container Terminal Services, Inc.	648,840	1,428,285
JG Summit Holdings, Inc.	69,400	75,355
Jollibee Foods Corp.	310,630	993,697
Lepanto Consolidated Mining, Class B (I)	6,536,000	114,587
Lopez Holdings Corp.	3,321,500	473,945
Manila Electric Company	70,950	646,456
Manila Water Company, Inc.	501,700	480,155
Megaworld Corp.	17,533,000	1,510,957
Metro Pacific Investments Corp.	4,557,000	674,594
Metropolitan Bank & Trust Company	356,149	1,061,006
Pepsi-Cola Products Philippines, Inc.	1,098,000	166,655
Philippine Long Distance Telephone Company	19,105	1,395,158
Philippine National Bank (I)	347,670	787,710
Philippine Stock Exchange, Inc.	14,120	157,429
Philodrill Corp.	105,830,000	107,813
Philweb Corp.	628,140	234,794
Rizal Commercial Banking Corp.	420,900	616,037
Robinsons Land Corp.	2,689,950	1,391,592
San Miguel Corp.	218,024	474,291
Security Bank Corp.	174,272	711,103
Semirara Mining Corp.	109,080	716,241
SM Development Corp.	893,335	166,670
SM Investments Corp.	111,200	2,943,762
SM Prime Holdings, Ltd.	2,200,750	1,038,425
Union Bank of Philippines	313,910	1,097,769
Universal Robina Corp.	1,105,900	3,259,169
Vista Land & Lifescapes, Inc.	7,214,000	1,115,136

Poland 1.6%		41,062,644

Agora SA	59,188	135,524
Alchemia SA (I)	52,659	61,511
AmRest Holdings SE (I)	3,761	91,660
Asseco Poland SA (L)	121,418	1,551,204
ATM SA (I)	2,780	10,447
ATM Systems SA (I)	1,309	625
Bank Handlowy w Warszawie SA	37,157	1,114,964
Bank Millennium SA (I)	773,673	1,209,516

28

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Poland (continued)

Bank Pekao SA	43,915	$2,213,007
Bioton SA (I)	6,393,772	80,123
Boryszew SA (I)	1,528,073	185,491
BRE Bank SA (L)	9,398	1,116,521
Budimex SA	13,629	361,774
CCC SA	4,994	119,141
CD Projekt Red SA (I)	132,426	353,406
Ciech SA (I)	59,120	469,470
City Interactive SA (I)	4,730	23,847
ComArch SA	2,909	73,580
Cyfrowy Polsat SA (I)	59,924	328,808
Emperia Holding SA	9,026	164,687
Enea SA	63,684	286,472
Eurocash SA (L)	43,467	862,114
Fabryki Mebli Forte SA	21,944	135,019
Firma Oponiarska Debica SA	7,943	157,090
Getin Holding SA (L)	181,922	150,182
Getin Noble Bank SA (I)(L)	286,720	164,972
Grupa Kety SA	19,894	927,266
Grupa Lotos SA (I)	95,939	1,248,536
Hawe SA (I)	95,254	81,913
Impexmetal SA (I)	86,653	65,132
ING Bank Slaski SA (I)	22,258	635,325
Inter Cars SA	500	17,314
Jastrzebska Spolka Weglowa SA	21,263	517,840
KGHM Polska Miedz SA (L)	69,520	3,089,168
Kopex SA (I)	55,318	173,721
LC Corp. SA (I)	368,248	155,198
LPP SA	368	752,426
Lubelski Wegiel Bogdanka SA (L)	35,336	1,373,766
MCI Management SA (I)	26,839	63,149
Netia SA (I)(L)	393,934	537,857
Orbis SA	58,726	643,713
Pelion SA	8,974	214,585
Petrolinvest SA (I)	3,994	842
Pfleiderer Grajewo SA (I)	6,153	32,743
PGE SA	442,680	2,426,172
Polimex-Mostostal SA (I)(L)	505,319	68,875
Polnord SA (I)	21,527	47,685
Polski Koncern Naftowy Orlen SA (I)(L)	349,403	5,561,482
Polskie Gornictwo Naftowe i Gazownictwo SA (I)	691,934	1,293,937
Powszechna Kasa Oszczednosci Bank Polski SA (L)	310,963	3,286,538
Powszechny Zaklad Ubezpieczen SA	20,858	2,902,538
PZ Cormay SA (I)	23,416	96,484
Rafako SA (I)	15,011	22,170
Sygnity SA (I)	20,419	116,011
Synthos SA	560,859	911,182
Tauron Polska Energia SA	221,280	289,576
Telekomunikacja Polska SA	293,823	723,839
TVN SA (L)	229,981	721,194
Warsaw Stock Exchange	25,983	324,172
Zaklady Azotowe w Tarnowie-Moscicach SA	13,982	319,140

Russia 2.6%		65,950,988

Federal Hydrogenerating Company JSC, ADR (I)	113,627	163,690
Gazprom OAO, ADR (I)	3,348,554	25,190,820

29

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Russia (continued)

Lukoil OAO, ADR	288,612	$17,004,280
Magnitogorsk Iron & Steel Works, GDR	16,385	47,680
Magnitogorsk Iron & Steel Works, GDR (London Exchange)	24,571	69,962
Mail.ru Group, Ltd., GDR	15,113	420,965
Mechel, ADR (I)(L)	150,712	452,136
MMC Norilsk Nickel OJSC, ADR (I)	37,127	535,692
Novolipetsk Steel OJSC, GDR	54,672	761,581
Novorossiysk Commercial Sea Port PJSC, GDR (London Exchange)	1,425	9,391
Novorossiysk Commercial Sea Port PJSC, GDR	6,457	42,616
PIK Group, GDR (I)	98,311	193,771
Rosneft OAO, GDR	530,210	3,469,174
Rostelecom OJSC, ADR	14,013	261,651
Sberbank of Russia, ADR (I)	576,863	6,953,245
Severstal OAO, GDR	73,602	577,776
Tatneft OAO, ADR (I)	104,432	3,610,326
TMK OAO, GDR	35,964	393,180
Uralkali OJSC, GDR	95,223	3,437,027
VTB Bank OJSC, GDR (London Exchange) (I)	104,239	295,327
VTB Bank OJSC, GDR (I)	425,834	1,236,622
X5 Retail Group NV, GDR (I)	41,620	824,076

South Africa 6.7%		167,556,446

ABSA Group, Ltd.	244,072	3,600,224
Adcock Ingram Holdings, Ltd.	172,266	1,170,773
Adcorp Holdings, Ltd.	83,592	256,969
Advtech, Ltd.	44,300	29,784
Aeci, Ltd.	182,131	2,010,553
Afgri, Ltd.	649,608	287,014
African Bank Investments, Ltd. (L)	866,064	1,373,002
African Oxygen, Ltd.	17,878	38,652
African Rainbow Minerals, Ltd.	79,703	1,416,771
Allied Electronics Corp., Ltd.	87,102	177,260
Allied Technologies, Ltd.	31,726	141,041
Anglo American Platinum, Ltd. (I)(L)	27,400	886,027
AngloGold Ashanti, Ltd.	20,800	376,481
AngloGold Ashanti, Ltd., ADR (L)	114,805	2,082,563
ArcelorMittal South Africa, Ltd. (I)(L)	240,520	691,398
Argent Industrial, Ltd.	106,615	61,648
Aspen Pharmacare Holdings, Ltd.	145,244	2,992,622
Assore, Ltd.	17,794	628,953
Astral Foods, Ltd.	48,731	433,154
Aveng, Ltd.	614,766	1,776,312
AVI, Ltd.	255,951	1,442,967
Barloworld, Ltd.	348,438	3,002,858
Basil Read Holdings, Ltd. (I)	162,259	145,337
Bell Equipment, Ltd.	77,623	177,707
Bidvest Group, Ltd.	142,435	3,665,417
Blue Label Telecoms, Ltd.	174,483	128,730
Business Connexion Group, Ltd.	125,086	66,658
Capitec Bank Holdings, Ltd. (L)	17,197	316,062
Cashbuild, Ltd.	18,751	218,035
Caxton & CTP Publishers & Printers, Ltd.	249,440	436,049
Cipla Medpro South Africa, Ltd. (I)	583,002	555,784
City Lodge Hotels, Ltd.	28,557	356,864
Clicks Group, Ltd.	257,017	1,518,473
Consolidated Infrastructure Group, Ltd. (I)	7,683	14,472

30

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Africa (continued)

Coronation Fund Managers, Ltd.	337,360	$2,091,327
DataTec, Ltd.	306,784	1,772,668
Discovery Holdings, Ltd.	203,456	1,634,098
Distell Group, Ltd.	477	5,813
Distribution and Warehousing Network, Ltd. (I)	10,512	7,829
DRDGOLD, Ltd.	353,670	211,520
EOH Holdings, Ltd.	79,417	418,753
Eqstra Holdings, Ltd.	292,995	170,661
Esorfranki, Ltd. (I)	180,540	26,972
Exxaro Resources, Ltd.	74,485	1,171,149
Famous Brands, Ltd.	23,914	224,852
FirstRand, Ltd.	1,530,364	4,478,828
Gijima Group Ltd. (I)	297,567	1,756
Gold Fields, Ltd., ADR (L)	750,118	4,553,216
Grindrod, Ltd.	669,704	1,337,250
Group Five, Ltd.	169,328	625,025
Growthpoint Properties, Ltd.	224,411	562,678
Harmony Gold Mining Company, Ltd., ADR (L)	365,804	1,529,061
Hudaco Industries, Ltd.	15,180	133,616
Hulamin, Ltd. (I)	227,519	101,365
Iliad Africa, Ltd.	267,897	116,516
Illovo Sugar, Ltd.	86,972	297,576
Impala Platinum Holdings, Ltd.	131,252	1,376,585
Imperial Holdings, Ltd.	219,928	4,605,000
Investec, Ltd.	243,736	1,734,458
JD Group, Ltd. (L)	286,505	823,576
JSE, Ltd.	97,796	727,700
KAP Industrial Holdings, Ltd.	90,584	26,004
Kumba Iron Ore, Ltd. (L)	26,457	1,357,859
Lewis Group, Ltd.	136,085	839,158
Liberty Holdings, Ltd.	146,662	1,830,794
Life Healthcare Group Holdings, Ltd.	371,823	1,352,897
Massmart Holdings, Ltd.	47,178	919,187
Mediclinic International, Ltd.	177,629	1,268,331
Merafe Resources, Ltd. (I)	2,194,710	158,947
Metair Investments, Ltd.	201,396	706,280
MMI Holdings, Ltd.	1,323,332	3,118,161
Mondi, Ltd.	154,538	2,046,534
Mpact, Ltd.	328,339	779,733
Mr. Price Group, Ltd.	115,584	1,465,193
MTN Group, Ltd. (L)	555,570	10,074,770
Murray & Roberts Holdings, Ltd. (I)	468,406	1,063,663
Mustek, Ltd.	29,272	17,077
Mvelaserve, Ltd. (I)	210,971	176,924
Nampak, Ltd.	584,854	2,029,416
Naspers, Ltd.	131,613	9,670,399
Nedbank Group, Ltd.	212,659	3,824,128
Netcare, Ltd.	588,232	1,368,044
Northam Platinum, Ltd. (I)	225,205	799,286
Nu-World Holdings, Ltd.	9,429	16,821
Octodec Investments, Ltd.	344	684
Omnia Holdings, Ltd.	82,665	1,411,570
Palabora Mining Company, Ltd. (I)	7,747	82,724
Peregrine Holdings, Ltd.	219,538	248,157
Petmin, Ltd.	283,328	59,348
Pick'n Pay Stores, Ltd.	107,899	435,063

31

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Africa (continued)

Pinnacle Technology Holdings, Ltd.	135,354	$306,844
Pioneer Foods, Ltd.	43,815	352,240
PPC, Ltd.	520,564	1,668,252
PSG Group, Ltd.	152,079	944,418
Raubex Group, Ltd.	172,178	364,030
Resilient Property Income Fund, Ltd.	36,346	181,761
Reunert, Ltd.	186,446	1,319,200
Sanlam, Ltd.	1,777,252	8,356,417
Santam, Ltd.	18,401	326,463
Sappi, Ltd. (I)	717,635	1,813,248
Sappi, Ltd., ADR (I)(L)	426,062	1,035,331
Sasol, Ltd.	186,204	8,319,994
Sasol, Ltd., ADR (L)	45,624	2,024,793
Sentula Mining, Ltd. (I)	708,459	74,815
Shoprite Holdings, Ltd.	152,915	2,674,802
Sibanye Gold, Ltd., ADR (I)	187,529	678,855
Spur Corp., Ltd.	19,212	56,053
Standard Bank Group, Ltd.	700,342	7,747,650
Stefanutti Stocks Holdings, Ltd.	55,487	52,314
Steinhoff International Holdings, Ltd. (I)	1,150,158	2,911,117
Sun International, Ltd.	56,870	566,685
Super Group, Ltd. (I)	567,592	1,375,866
Telkom SA, Ltd. (I)	433,076	639,100
The Foschini Group, Ltd. (L)	100,861	1,057,384
The Spar Group, Ltd.	85,736	1,029,786
Tiger Brands, Ltd.	58,373	1,783,474
Tiger Wheels, Ltd. (I)	14,267	0
Times Media Group, Ltd. (I)	95,372	171,014
Tongaat Hulett, Ltd.	70,379	852,870
Trans Hex Group, Ltd. (I)	25,075	8,354
Trencor, Ltd.	208,864	1,418,264
Truworths International, Ltd. (L)	199,603	1,723,512
Tsogo Sun Holdings, Ltd.	83,419	207,398
Value Group, Ltd.	263,348	147,769
Village Main Reef, Ltd.	369,855	24,428
Vodacom Group, Ltd. (L)	122,411	1,355,321
Wilson Bayly Holmes-Ovcon, Ltd.	58,620	909,752
Woolworths Holdings, Ltd. (L)	351,568	2,531,140
Zeder Investments, Ltd.	451,653	182,118

South Korea 15.1%		376,617,059

3S Korea Company, Ltd. (I)(L)	28,788	166,082
Actoz Soft Company, Ltd. (I)(L)	2,365	99,221
Advanced Nano Products Company, Ltd. (I)	1,545	24,397
Aekyung Petrochemical Company Ltd.	1,668	82,720
AfreecaTV Company, Ltd. (I)	3,981	40,275
Agabang&Company (I)(L)	20,301	112,621
Ahnlab, Inc. (I)(L)	2,750	148,368
AK Holdings, Inc. (L)	2,965	76,560
Aminologics Company, Ltd. (I)(L)	5,053	10,044
Amorepacific Corp.	1,533	1,248,338
AMOREPACIFIC Group	3,272	1,126,370
Anapass, Inc. (L)	7,670	102,224
Asia Cement Company, Ltd.	3,390	227,987
Asia Pacific Systems, Inc. (I)(L)	9,793	104,094
Asia Paper Manufacturing Company, Ltd.	2,000	35,702

32

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

Asiana Airlines, Inc. (I)	84,180	$418,590
AtlasBX Company, Ltd.	4,784	177,755
AUK Corp. (I)	23,950	53,820
Autech Corp. (L)	9,157	77,364
Avaco Company, Ltd. (I)(L)	3,479	21,408
Baiksan Company, Ltd.	10,760	74,361
BH Company, Ltd. (I)(L)	6,521	76,565
BHI Company, Ltd. (I)(L)	1,880	34,044
BI EMT Company, Ltd. (I)	5,021	34,283
Binggrae Company, Ltd.	3,758	376,920
Bioland, Ltd. (I)(L)	4,037	57,048
Biospace Company, Ltd. (I)	6,971	48,087
Boryung Medience Company, Ltd. (I)(L)	5,039	34,893
Boryung Pharmaceutical Company, Ltd.	3,257	82,551
Bosung Power Technology Company, Ltd. (I)	11,061	19,704
BS Financial Group, Inc.	249,440	3,436,047
Bukwang Pharmaceutical Company, Ltd.	14,239	193,495
Busan City Gas Company, Ltd.	8,930	222,374
CammSys Corp. (I)	17,736	58,072
Capro Corp. (L)	19,020	157,843
Celltrion Pharm, Inc. (I)(L)	11,319	120,556
Celltrion, Inc. (I)	16,327	542,454
Chabio & Diostech Company, Ltd. (I)	21,279	210,960
Charm Engineering Company, Ltd. (I)	19,130	53,013
Cheil Industries, Inc.	30,700	2,477,477
Cheil Worldwide, Inc. (I)	48,550	1,132,916
Chemtronics Company, Ltd. (L)	3,733	82,153
Chin Hung International, Inc. (I)	22,036	59,605
Choa Pharmaceutical Company (I)	9,502	36,462
Chong Kun Dang Pharm Corp.	14,520	743,020
Chosun Refractories Company, Ltd.	1,489	98,354
CJ CGV Company, Ltd.	7,190	345,050
CJ CheilJedang Corp.	8,763	2,297,106
CJ Corp.	21,104	2,330,271
CJ E&M Corp. (I)	11,897	366,321
CJ Korea Express Company, Ltd. (I)	6,118	553,516
CJ O Shopping Company, Ltd. (I)	176	49,596
CJ Seafood Corp. (I)(L)	15,980	40,697
CNK International Company, Ltd. (I)	12,950	54,865
Com2uSCorp (I)(L)	3,497	142,918
Cosmax, Inc. (L)	7,100	324,990
CosmoAM&T Company, Ltd. (I)	6,266	30,994
Cosmochemical Company, Ltd. (I)	3,900	22,772
Coway Company, Ltd.	28,680	1,402,585
Credu Corp.	751	29,699
Crown Confectionery Company, Ltd.	442	101,921
CrucialTec Company, Ltd. (I)(L)	9,676	136,607
CTC BIO, Inc. (I)(L)	4,436	126,768
D.I. Corp (I)(L)	11,120	59,419
D.ID Corp. (L)	9,191	50,921
Dae Dong Industrial Company, Ltd.	25,600	144,792
Dae Han Flour Mills Company, Ltd.	1,767	225,120
Dae Won Kang Up Company, Ltd.	35,279	241,553
Dae-Il Corp. (L)	20,210	88,200
Daea TI Company, Ltd. (I)(L)	63,278	94,331
Daechang Company, Ltd. (L)	105,580	120,048

33

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

Daeduck Electronics Company	58,880	$563,962
Daeduck GDS Company, Ltd.	25,510	500,088
Daegu Department Store (I)	12,550	177,850
Daehan Steel Company, Ltd.	20,010	124,973
Daehwa Pharmaceutical Company, Ltd. (L)	5,629	35,551
Daekyo Company, Ltd.	44,920	294,618
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	51,563
Daelim Industrial Company, Ltd.	32,759	2,746,870
Daesang Corp.	29,130	925,502
Daesang Holdings Company, Ltd.	20,610	164,889
Daesung Holdings Company, Ltd.	6,326	50,241
Daewon Pharmaceutical Company, Ltd.	9,014	91,526
Daewoo Engineering & Construction Company, Ltd. (I)	163,300	1,135,698
Daewoo International Corp.	22,980	732,631
Daewoo Securities Company, Ltd.	146,352	1,421,450
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	75,405	1,696,105
Daewoong Pharmaceutical Company, Ltd.	2,863	173,854
Daishin Securities Company, Ltd.	55,150	474,010
Danal Company, Ltd. (I)(L)	9,315	102,379
Daou Data Corp. (I)	2,878	14,294
Daou Technology, Inc.	45,290	759,502
Dasan Networks, Inc. (I)	6,495	33,748
Daum Communications Corp. (I)	6,695	503,936
Dayou Automotive Seat Technology Company, Ltd. (L)	31,947	36,913
DCM Corp. (L)	5,310	58,345
DGB Financial Group, Inc.	199,190	2,974,988
Digital Chosun Company, Ltd. (I)	10,179	20,222
Digital Power Communications Company, Ltd.	14,000	51,600
Digitech Systems Company, Ltd. (I)(L)	13,981	108,270
DIO Corp. (I)(L)	8,354	81,197
Dong Ah Tire & Rubber Company, Ltd.	14,930	245,548
Dong Yang Gang Chul Company, Ltd. (I)	11,100	28,437
Dong-Ah Geological Engineering Company, Ltd.	2,970	27,307
Dong-Il Corp.	2,233	105,658
Dongaone Company, Ltd. (L)	9,970	29,803
Dongbang Transport Logistics Company, Ltd.	9,310	28,402
Dongbu CNI Company, Ltd.	770	4,349
Dongbu Corp. (I)(L)	16,730	63,340
Dongbu HiTek Company, Ltd. (I)	31,340	233,806
Dongbu Insurance Company, Ltd.	29,694	1,306,406
Dongbu Securities Company, Ltd.	37,619	159,773
Dongbu Steel Company, Ltd. (I)	41,073	115,272
Dongil Industries Company, Ltd.	2,532	126,849
Dongjin Semichem Company, Ltd. (I)(L)	20,619	85,795
Dongkook Industrial Company, Ltd. (I)	5,390	17,257
Dongkook Pharmaceutical Company, Ltd.	1,089	34,515
Dongkuk Steel Mill Company, Ltd. (L)	55,860	615,554
Dongkuk Structures & Construction Company, Ltd.	17,849	59,092
Dongsung Chemical Company, Ltd.	1,620	48,579
Dongsung Holdings Company, Ltd.	13,020	80,463
Dongsung Pharmaceutical Company, Ltd.	8,820	41,783
Dongwha Pharmaceutical Company, Ltd.	30,690	187,222
Dongwon F&B Company, Ltd.	2,185	236,143
Dongwon Industries Company, Ltd.	816	262,346
Dongyang Mechatronics Corp.	18,470	191,793
Doosan Corp.	6,710	839,854

34

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

Doosan Engineering & Construction Company, Ltd. (I)	33,212	$80,896
Doosan Heavy Industries and Construction Company, Ltd.	34,055	1,408,582
Doosan Infracore Company, Ltd. (I)(L)	66,830	763,579
Dragonfly GF Company, Ltd. (I)(L)	4,732	54,276
DRB Holding Company, Ltd.	6,172	47,456
DRB Industrial Company, Ltd.	5,385	40,836
Duksan Hi-Metal Company, Ltd. (I)(L)	7,115	162,340
DuzonBlzon Company, Ltd.	10,250	133,030
e-LITECOM, Company, Ltd. (I)	3,832	61,177
E-Mart Company, Ltd.	10,634	1,866,266
E1 Corp.	2,450	162,582
Easy Bio, Inc. (I)	23,788	122,687
Ecopro Company, Ltd. (I)	6,273	55,067
EG Corp. (I)(L)	4,619	115,251
ELK Corp. (I)(L)	7,328	96,060
EMKOREA Company, Ltd. (L)	7,827	48,980
ENF Technology Company, Ltd.	2,939	27,015
Eo Technics Company, Ltd. (I)	861	29,054
Estechpharma Company, Ltd. (L)	3,845	57,610
ESTsoft Corp. (I)	1,692	39,795
Eugene Investment & Securities Company, Ltd. (I)	76,132	172,040
Eugene Technology Company, Ltd.	8,406	172,099
Fila Korea, Ltd.	5,725	344,616
Finetex EnE, Inc. (I)(L)	14,450	40,865
Firstec Company, Ltd. (L)	25,320	43,656
Flexcom, Inc. (I)(L)	4,895	84,192
Foosung Company, Ltd. (I)	32,640	137,689
Fursys, Inc.	2,060	52,688
GameHi Company, Ltd. (I)	8,516	62,465
Gamevil, Inc. (I)(L)	2,102	223,248
Gaon Cable Company, Ltd.	2,496	50,818
GemVax & Kael Company, Ltd. (I)(L)	12,131	399,614
Genexine Company, Ltd. (I)	925	13,971
Genic Company, Ltd. (I)(L)	2,125	47,746
GIIR, Inc.	3,590	27,347
Global & Yuasa Battery Company, Ltd.	11,230	560,549
GNCO Company, Ltd. (I)(L)	22,159	45,914
Golden Bridge Investment & Securities Company, Ltd. (I)	68,325	53,697
Golfzon Company, Ltd.	2,761	161,096
Grand Korea Leisure Company, Ltd.	14,220	461,693
Green Cross Corp. (L)	2,683	319,607
Green Cross Holdings Corp.	16,810	242,538
GS Engineering & Construction Corp.	27,346	809,013
GS Global Corp.	12,780	116,135
GS Holdings Corp.	60,940	2,958,954
GS Home Shopping, Inc. (I)	133	29,047
Haesung Industrial Company, Ltd.	800	24,836
Halla Climate Control Corp.	19,860	581,894
Halla Engineering & Construction Corp.	18,491	104,796
Han Kuk Carbon Company, Ltd.	28,000	206,695
Hana Financial Group, Inc.	276,533	9,245,514
Hanall Biopharma Company, Ltd. (I)	14,770	92,688
Handok Pharmaceuticals Company, Ltd.	1,000	14,479
Handsome Company, Ltd.	26,608	730,172
Hanil Cement Company, Ltd.	5,149	258,932
Hanil E-Wha Company, Ltd.	17,760	218,899

35

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	67,647	$564,817
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	23,700	147,966
Hanjin P&C Company, Ltd. (I)	14,656	20,188
Hanjin Shipping Company, Ltd. (I)(L)	73,634	499,004
Hanjin Transportation Company, Ltd.	12,430	264,138
Hankook Shell Oil Company, Ltd.	395	127,320
Hankook Tire Company, Ltd.	36,090	1,683,975
Hankook Tire Worldwide Company, Ltd.	8,249	140,113
Hankuk Glass Industries, Inc. (I)	1,820	30,576
Hankuk Paper Manufacturing Company, Ltd.	5,180	111,239
Hanmi Pharm Company, Ltd. (I)	3,314	496,597
Hanmi Science Company, Ltd. (I)	21,698	324,585
Hanmi Semiconductor Company, Ltd.	4,310	37,133
Hansae Yes24 Holdings Company, Ltd.	10,079	52,786
Hanshin Construction Company, Ltd.	1,870	21,777
Hansol Chemical Company, Ltd.	7,900	201,149
Hansol CSN (L)	62,840	242,369
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	63,806
Hansol Paper Company, Ltd.	51,360	649,434
Hansol Technics Company, Inc. (I)	10,415	257,224
Hanssem Company, Ltd. (L)	5,740	166,320
Hanwha Chemical Corp.	104,490	1,657,614
Hanwha Corp.	12,280	342,835
Hanwha General Insurance Company, Ltd. (I)	4,380	20,193
Hanwha Investment & Securities Company, Ltd. (I)	82,971	309,910
Hanwha Life Insurance Company, Ltd.	87,010	534,196
Hanwha Timeworld Company, Ltd.	3,410	109,272
Hanyang Securities Company, Ltd.	13,790	83,028
Heung-A Shipping Company, Ltd. (L)	51,105	94,652
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	15,027
High Tech Pharm Company, Ltd.	3,915	53,518
Hite Jinro Company, Ltd.	23,390	657,352
Hitejinro Holdings Company, Ltd.	12,240	155,605
HMC Investment Securities Company, Ltd.	21,160	236,871
Hotel Shilla Company, Ltd.	17,510	961,257
HS R&A Company, Ltd. (L)	5,860	72,591
Huchems Fine Chemical Corp.	13,690	266,341
Husteel Company, Ltd.	7,290	162,777
Huvitz Company, Ltd. (I)	3,134	58,205
Hwacheon Machine Tool Company, Ltd.	730	32,917
Hy-Lok Corp. (I)	6,115	129,315
Hyosung Corp.	26,891	1,408,705
Hyundai BNG Steel Company, Ltd. (I)(L)	15,790	197,509
Hyundai Corp.	9,340	200,561
Hyundai Department Store Company, Ltd.	11,251	1,561,175
Hyundai Development Company	86,045	2,040,113
Hyundai Elevator Company, Ltd. (I)	5,631	392,036
Hyundai Engineering & Construction Company, Ltd.	36,956	1,999,239
Hyundai Engineering Plastics Company, Ltd. (L)	14,370	85,242
Hyundai Glovis Company, Ltd.	6,363	1,042,573
Hyundai Greenfood Company, Ltd. (L)	28,150	441,692
Hyundai Heavy Industries Company, Ltd.	19,825	3,441,104
Hyundai Home Shopping Network Corp.	3,804	536,085
Hyundai Hy Communications & Networks Company, Ltd.	10,680	53,896
Hyundai Hysco Company, Ltd.	27,370	836,561
Hyundai Marine & Fire Insurance Company, Ltd.	43,880	1,260,591

36

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

Hyundai Merchant Marine Company, Ltd. (I)(L)	25,822	$265,790
Hyundai Mipo Dockyard	14,146	1,704,739
Hyundai Mobis	23,826	5,974,852
Hyundai Motor Company	117,609	21,942,134
Hyundai Securities Company, Ltd.	177,537	1,214,327
Hyundai Steel Company	48,430	3,062,862
Hyundai Wia Corp.	5,968	865,947
Hyunjin Materials Company, Ltd. (I)	1,859	9,762
ICD Company, Ltd. (I)(L)	5,517	73,296
IHQ, Inc. (I)(L)	14,690	34,672
Il Dong Pharmaceutical Company, Ltd.	19,530	202,623
Iljin Display Company, Ltd.	9,910	157,778
Iljin Electric Company, Ltd.	33,420	116,612
Iljin Materials Company, Ltd. (I)	280	2,622
Ilshin Spinning Company, Ltd.	1,370	138,413
Ilsung Pharmaceutical Company, Ltd.	1,682	117,814
Ilyang Pharmaceutical Company, Ltd.	6,860	191,537
IM Company, Ltd.	6,464	42,666
iMarketKorea, Inc.	8,940	183,602
iMBC Company, Ltd.	8,362	39,664
Industrial Bank of Korea	194,600	2,144,966
Infinitt Healthcare Company, Ltd. (I)	6,887	61,248
Infopia Company, Ltd. (I)(L)	5,359	84,949
Infraware, Inc. (I)(L)	11,671	159,728
InkTec Company, Ltd. (I)(L)	2,647	91,098
Innochips Technology, Inc. (I)	4,000	63,227
InnoWireless, Inc. (I)	2,748	37,949
Innox Corp. (I)	4,541	128,424
Interflex Company, Ltd. (I)(L)	3,824	165,290
Interojo Company, Ltd.	2,789	38,994
Interpark Corp. (I)(L)	23,554	179,011
INTOPS Company, Ltd. (I)(L)	2,716	72,664
INZI Controls Company, Ltd. (L)	9,850	54,439
INZI Display Company, Ltd. (I)	22,890	55,557
IS Dongseo Company, Ltd. (I)	9,585	120,003
ISU Chemical Company, Ltd. (L)	13,580	221,962
ISU Petasys Company, Ltd. (L)	51,990	303,295
Jahwa Electronics Company, Ltd.	18,810	460,304
JCEntertainment Corp. (L)	5,629	100,387
Jeil Pharmaceutical Company	10,190	126,390
Jeil Savings Bank (I)	1,850	49
Jeonbuk Bank	82,652	467,696
Jinsung T.E.C. (I)(L)	7,934	41,638
JNK Heaters Company, Ltd.	2,531	21,949
Joymax Company, Ltd. (I)	2,441	112,422
JVM Company, Ltd. (I)	1,952	93,387
JW Holdings Company, Ltd.	16,810	37,189
JW Pharmaceutical Corp.	13,351	214,788
JYP Entertainment Corp. (I)(L)	10,041	42,137
Kangwon Land, Inc.	46,730	1,435,028
KB Financial Group, Inc., ADR (L)	207,207	6,765,309
KC Cottrell Company, Ltd.	4,309	50,234
KC Green Holdings Company, Ltd.	2,730	25,786
KC Tech Company, Ltd.	20,266	100,095
KCC Corp.	4,990	1,512,697
KCP Company, Ltd. (L)	3,446	43,774

37

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

Keangnam Enterprises, Ltd. (I)(L)	16,288	$95,240
KEC Corp. (I)	15,470	3,145
KEPCO Engineering & Construction Company, Inc.	3,794	277,410
KEPCO Plant Service & Engineering Company, Ltd.	6,310	316,415
Keyang Electric Machinery Company, Ltd.	34,010	77,557
Keystone Global (I)(L)	8,160	11,413
KG Chemical Corp.	8,530	129,680
Kginicis Company, Ltd. (L)	5,610	86,727
KGMobilians Company, Ltd. (I)(L)	6,784	93,076
KH Vatec Company, Ltd. (I)(L)	7,203	182,719
Kia Motors Corp.	121,279	6,305,810
KISCO Corp.	7,076	168,544
KISCO Holdings Company, Ltd.	1,771	76,189
Kishin Corp.	12,176	74,047
KISWIRE, Ltd.	7,312	223,166
KIWOOM Securities Company, Ltd.	8,385	473,550
KMH Company, Ltd. (I)	6,513	61,754
Koentec Company, Ltd. (I)	42,375	86,958
Koh Young Technology, Inc. (L)	4,958	138,558
Kolao Holdings	4,914	138,740
Kolon Corp.	7,040	142,729
Kolon Global Corp. (I)	33,760	126,242
Kolon Industries, Inc.	13,157	588,977
Kolon Life Science, Inc. (L)	1,327	89,934
Komipharm International Company, Ltd. (I)(L)	15,952	125,418
KONA I Company, Ltd. (I)(L)	2,647	82,809
Kook Je Electric Korea Company, Ltd. (I)	2,137	33,344
Korea Aerospace Industries, Ltd.	2,900	75,604
Korea Airport Service Company, Ltd.	2,230	49,248
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	21,712
Korea Circuit Company, Ltd. (I)(L)	13,150	207,524
Korea District Heating Corp.	2,085	163,914
Korea Electric Power Corp. (I)	56,480	1,338,047
Korea Electric Power Corp., ADR (I)	49,816	586,832
Korea Electric Terminal Company, Ltd.	8,690	269,386
Korea Flange Company, Ltd. (I)	5,690	76,778
Korea Gas Corp.	14,338	703,512
Korea Info & Comm (I)(L)	7,378	32,080
Korea Investment Holdings Company, Ltd.	57,117	2,250,644
Korea Kolmar Company, Ltd. (L)	8,815	230,517
Korea Kolmar Holdings Company, Ltd.	4,244	52,672
Korea Real Estate Investment Trust Company (I)	54,408	72,956
Korea United Pharm, Inc.	4,070	52,607
Korea Zinc Company, Ltd.	3,717	1,064,200
Korean Air Lines Company, Ltd. (I)	24,786	802,731
Korean Petrochemical Industrial Company, Ltd. (I)	4,131	173,735
Korean Reinsurance Company, Ltd.	64,782	650,406
Kortek Corp. (I)(L)	7,186	80,054
KPF (I)(L)	5,296	39,232
KPX Chemical Company, Ltd.	2,618	148,301
KSCB Company, Ltd. (I)	1,889	11,446
KT Corp.	15,990	546,879
KT Skylife Company, Ltd.	7,360	256,384
KT&G Corp.	40,474	2,841,557
KTB Investment & Securities Company, Ltd. (I)	86,060	284,452
Kukdo Chemical Company, Ltd.	3,388	146,786

38

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

Kumho Electric Company, Ltd.	6,620	$208,881
Kumho Industrial Company, Ltd. (I)	3,568	58,728
Kumho Petrochemical Company, Ltd.	7,468	620,866
Kumho Tire Company, Inc. (I)(L)	40,650	442,711
Kunsul Chemical Industrial Company, Ltd.	3,660	84,989
Kwang Dong Pharmaceutical Company, Ltd.	57,300	335,010
Kwang Myung Electric Engineering Company, Ltd. (I)(L)	19,020	45,917
Kyeryong Construction Industrial Company, Ltd. (I)	4,430	38,905
Kyobo Securities Company	35,708	165,131
Kyung Dong Navien Company, Ltd.	4,350	60,490
Kyung-In Synthetic Corp. (L)	37,370	144,268
Kyungbang, Ltd. (I)	1,137	136,697
Kyungchang Industrial Company, Ltd. (I)	2,641	17,707
KyungDong City Gas Comopany, Ltd.	1,574	121,357
Kyungnam Energy Company, Ltd.	9,550	54,967
L&F Company, Ltd. (I)(L)	4,599	32,930
LB Semicon, Inc. (I)(L)	25,490	78,499
LEENO Industrial, Inc. (I)	3,041	115,794
LG Chem, Ltd.	21,204	5,087,578
LG Corp.	30,378	1,873,316
LG Display Company, Ltd., ADR (I)(L)	430,228	5,902,728
LG Electronics, Inc.	80,880	5,760,514
LG Fashion Corp.	15,580	428,322
LG Hausys, Ltd.	4,138	381,883
LG Household & Health Care, Ltd.	3,454	1,901,472
LG Innotek Company, Ltd. (I)	8,542	789,682
LG International Corp.	25,899	823,353
LG Life Sciences, Ltd. (I)	7,060	312,342
LG Uplus Corp. (I)	288,760	2,980,301
LIG Insurance Company, Ltd.	32,910	720,797
Livart Furniture Company, Ltd.	4,180	27,811
Lock & Lock Company, Ltd. (L)	10,520	208,820
Logistics Energy Korea Company, Ltd. (I)(L)	30,770	61,061
Lotte Chemical Corp.	11,567	1,673,968
Lotte Chilsung Beverage Company, Ltd.	932	1,238,034
Lotte Confectionery Company, Ltd.	1,081	1,669,147
LOTTE Himart Company, Ltd.	5,289	390,844
Lotte Non-Life Insurance Company, Ltd. (I)	16,170	51,352
Lotte Samkang Company, Ltd.	1,068	697,806
Lotte Shopping Company, Ltd. (L)	11,342	3,658,323
Lotte Tour Development Company, Ltd. (I)	2,160	15,487
LS Cable, Ltd.	12,662	788,653
LS Industrial Systems Company, Ltd.	8,404	450,771
Lumens Company, Ltd. (I)(L)	20,550	204,573
Macquarie Korea Infrastructure Fund	223,060	1,460,368
Macrogen, Inc. (I)(L)	2,975	98,549
Maeil Dairy Industry Company, Ltd. (I)(L)	3,530	140,832
Mando Corp.	10,625	915,755
Medifron DBT Company, Ltd. (I)	11,859	50,136
Medipost Company, Ltd. (I)(L)	3,538	252,936
Medy-Tox, Inc.	2,559	271,704
MegaStudy Company, Ltd. (I)	2,670	161,736
Melfas, Inc. (L)	9,992	146,402
Meritz Fire & Marine Insurance Company, Ltd.	40,800	474,674
Meritz Securities Company, Ltd.	255,563	352,872
Mi Chang Oil Industrial Company, Ltd.	724	54,261

39

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

Mirae Asset Securities Company, Ltd.	11,630	$483,514
Miwon Specialty Chemical Company, Ltd. (I)	100	29,579
MK Electron Company, Ltd. (I)(L)	17,922	80,346
MNTech Company, Ltd.	14,020	134,175
Modetour Network, Inc. (I)(L)	5,693	145,685
Moorim P&P Company, Ltd.	28,480	145,543
Moorim Paper Company, Ltd. (I)(L)	42,600	93,505
Motonic Corp.	17,805	199,197
Namhae Chemical Corp.	22,270	151,433
Namyang Dairy Products Company, Ltd.	801	673,150
NCSoft Corp.	7,423	1,025,283
Neowiz Corp. (I)(L)	3,728	40,576
Neowiz Games Corp. (I)(L)	12,997	204,151
Neowiz Internet Corp. (I)	2,644	20,629
NEPES Corp. (I)	10,150	155,028
Nexen Corp.	6,574	506,117
Nexen Tire Corp.	21,640	308,091
Nexolon Company, Ltd. (I)(L)	62,400	66,718
NH Investment & Securities Company, Ltd.	37,537	169,770
NHN Corp.	15,151	4,077,986
NICE Holdings Company, Ltd.	2,970	25,846
NICE Information Service Company, Ltd. (I)	3,770	9,659
NK Company, Ltd. (L)	16,960	45,356
Nong Shim Holdings Company, Ltd.	2,723	178,470
NongShim Company, Ltd.	5,080	1,309,720
OCI Company, Ltd. (L)	10,584	1,368,025
OCI Materials Company, Ltd. (I)(L)	5,799	170,542
Optron-Tec, Inc. (I)	8,001	115,323
Orion Corp.	1,706	1,633,603
OSANGJAIEL Company, Ltd. (I)	4,672	44,484
Osstem Implant Compnay, Ltd. (I)(L)	9,092	245,984
Osung LST Company, Ltd. (I)(L)	12,535	37,911
Ottogi Corp.	2,165	747,460
PaperCorea, Inc. (I)	99,660	77,517
Partron Company, Ltd. (I)	21,886	481,410
Pharmicell Company, Ltd. (I)(L)	33,697	141,428
Poonglim Industrial Company, Ltd. (I)	276	537
Poongsan Corp.	27,049	644,197
Poongsan Holdings Corp.	4,780	108,009
POSCO	17,533	4,979,645
POSCO Chemtech Company, Ltd. (I)(L)	1,403	150,676
POSCO Coated & Color Steel Company, Ltd. (I)	4,270	56,639
Posco ICT Company, Ltd. (I)(L)	25,297	173,541
Posco M-Tech Company, Ltd.	5,220	44,106
POSCO, ADR (L)	54,889	3,877,908
Power Logics Company, Ltd. (I)(L)	12,446	79,854
PSK, Inc. (I)	1,826	9,962
Pulmuone Holdings Company, Ltd.	1,122	57,093
Pyeong Hwa Automotive Company, Ltd. (I)(L)	10,765	173,886
Redrover Company, Ltd. (I)(L)	7,892	47,255
RFsemi Technologies, Inc.	2,994	38,874
S&T Corp.	1,630	28,060
S&T Dynamics Company, Ltd. (L)	29,369	354,603
S&T Holdings Company, Ltd.	10,110	147,182
S&T Motiv Company, Ltd.	8,720	205,011
S-Energy Company, Ltd. (L)	5,134	51,506

40

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

S-MAC Company, Ltd. (L)	10,697	$143,604
S-Oil Corp.	19,647	1,507,421
S1 Corp.	9,097	522,863
Saeron Automotive Corp.	5,190	39,367
Sajo Industries Company, Ltd. (I)	1,299	49,070
Sajodaerim Corp. (I)	1,400	14,983
Sam Young Electronics Company, Ltd.	17,300	142,186
Sam Yung Trading Company, Ltd.	11,085	186,673
Sambu Construction Company, Ltd. (I)	1,809	12,636
Samchully Company, Ltd.	1,909	211,037
Samick Musical Instruments Company, Ltd. (I)	59,990	73,646
Samick THK Company, Ltd.	8,300	51,975
Samjin Pharmaceutical Company, Ltd.	14,550	203,893
SamkwangGlass Company, Ltd.	2,292	136,603
Samlip General Foods Company, Ltd. (L)	3,850	127,927
Samsung C&T Corp.	132,369	7,154,594
Samsung Electro-Mechanics Company, Ltd.	28,815	2,496,864
Samsung Electronics Company, Ltd.	33,516	45,198,815
Samsung Electronics Company, Ltd., GDR	2,125	1,419,564
Samsung Engineering Company, Ltd.	12,814	1,082,314
Samsung Fine Chemicals Company, Ltd.	15,753	712,482
Samsung Fire & Marine Insurance Company, Ltd.	20,662	4,159,534
Samsung Heavy Industries Company, Ltd.	85,070	2,462,573
Samsung Life Insurance Company, Ltd.	28,363	2,632,503
Samsung SDI Company, Ltd.	40,242	5,083,549
Samsung Securities Company, Ltd.	45,200	2,024,117
Samsung Techwin Company, Ltd.	16,646	992,285
Samyang Foods Company, Ltd. (I)	2,320	49,733
Samyang Genex Company, Ltd.	1,745	127,065
Samyang Holdings Corp.	8,576	665,700
Samyang Tongsang Company, Ltd.	690	16,160
Samyoung Chemical Company, Ltd.	21,460	53,035
Sangbo Corp. (L)	6,869	92,735
SAVEZONE I&C Corp.	16,880	51,912
SBS Media Holdings Company, Ltd. (L)	47,640	246,850
SBW (I)(L)	30,360	26,869
Seah Besteel Corp.	18,210	534,317
SeAH Holdings Corp.	1,354	134,598
SeAH Steel Corp.	2,658	285,153
Sebang Company, Ltd.	14,980	262,306
Seegene, Inc. (I)	4,041	216,355
Sejong Industrial Company, Ltd.	8,680	110,911
Seobu T&D (I)(L)	4,021	70,595
Seohan Company, Ltd. (L)	47,047	46,797
Seohee Construction Company, Ltd. (I)(L)	78,403	59,295
Seowon Company, Ltd.	23,820	56,193
Sewon Cellontech Company, Ltd. (I)(L)	18,530	62,882
Sewoonmedical Company, Ltd.	13,302	39,020
SFA Engineering Corp. (I)	422	23,314
SG Corp. (I)(L)	48,000	35,878
SH Energy Chemical Company, Ltd. (I)(L)	84,833	84,122
Shin Poong Pharmaceutical Company, Ltd.	20,939	98,768
Shine Company, Ltd. (I)(L)	5,783	64,945
Shinhan Financial Group Company, Ltd., ADR	283,619	10,091,164
Shinhan Financial Group Company, Ltd.	80,650	2,876,415
Shinsegae Company, Ltd.	4,193	803,217

41

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

Shinsegae Information & Communication Company, Ltd.	484	$34,325
Shinsegae International Company, Ltd.	1,183	82,004
Shinsung Solar Energy Company, Ltd. (I)	62,690	60,435
Shinwon Corp. (I)(L)	43,430	57,295
Shinyoung Securities Company, Ltd.	7,920	276,323
Signetics Corp. (I)(L)	18,318	55,481
Sigong Tech Company, Ltd. (L)	10,503	37,626
Silicon Works Company, Ltd. (L)	7,788	170,700
Silla Company, Ltd.	11,237	287,176
Simm Tech Company, Ltd. (I)(L)	26,297	243,561
SIMPAC, Inc.	11,000	67,632
Sindoh Company, Ltd.	5,692	362,440
SJM Company, Ltd.	6,871	72,445
SK Broadband Company, Ltd. (I)	42,604	191,607
SK C&C Company, Ltd.	9,803	883,628
SK Chemicals Company, Ltd.	10,887	412,949
SK Communications Company, Ltd. (I)(L)	15,923	104,730
SK Gas Company, Ltd.	4,539	328,952
SK Holdings Company, Ltd.	27,610	4,310,692
SK Hynix, Inc. (I)	164,430	4,617,886
SK Innovation Company, Ltd.	25,963	3,382,399
SK Networks Company, Ltd.	171,660	1,058,062
SK Securities Company, Ltd. (I)	230,570	202,220
SK Telecom Company, Ltd.	5,222	964,821
SKC Company, Ltd. (L)	17,430	519,039
SL Corp.	10,350	145,555
SM Culture & Contents Company, Ltd. (I)(L)	14,629	42,725
SM Entertainment Company (I)(L)	6,552	231,776
Solco Biomedical Company, Ltd. (I)(L)	27,413	22,684
Songwon Industrial Company, Ltd.	11,060	133,885
Sonokong Company, Ltd. (I)	2,673	6,823
Ssangyong Cement Industrial Company, Ltd. (I)	34,830	253,923
STX Corp. Company, Ltd. (L)	34,306	77,912
STX Engine Company, Ltd. (I)(L)	13,540	54,441
STX Offshore & Shipbuilding Company, Ltd. (I)	81,850	283,194
STX Pan Ocean Company, Ltd. (I)(L)	154,020	440,109
Suheung Capsule Company, Ltd.	9,580	242,689
Sung Jin Geotec Company, Ltd. (I)	7,790	69,993
Sungchang Enterprise Holdings, Ltd. (I)	2,240	47,255
Sungshin Cement Company, Ltd. (I)	5,760	33,408
Sungwoo Hitech Company, Ltd. (I)	3,676	49,725
Sunjin Company, Ltd. (L)	8,545	150,124
Suprema, Inc. (I)(L)	6,488	134,093
Synopex, Inc. (I)(L)	44,976	99,355
Tae Kyung Industrial Company, Ltd.	14,930	59,415
Taekwang Industrial Company, Ltd.	529	488,390
Taesan LCD Company, Ltd. (I)	1,004	4,745
Taewoong Company, Ltd. (I)	636	12,691
Taeyoung Engineering & Construction Company, Ltd.	46,820	275,701
Taihan Electric Wire Company, Ltd. (I)(L)	85,615	224,134
Tailim Packaging Industrial Company, Ltd. (L)	59,700	177,003
Telcoware Company, Ltd.	863	8,541
Tera Resource Company, Ltd. (I)(L)	164,244	154,244
Tera Semicon Company, Ltd. (I)(L)	2,499	41,609
The Basic House Company, Ltd. (I)	5,150	87,496
The Willbes & Company (I)	41,740	56,718

42

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

South Korea (continued)

TK Chemical Corp. (I)	18,057	$27,647
Tong Yang Moolsan Company, Ltd.	3,470	32,147
Tongyang Life Insurance	30,990	294,381
TONGYANG Securities, Inc.	128,580	463,264
Tongyang, Inc. (I)	118,287	126,474
Top Engineering Company, Ltd. (I)	300	1,704
Toptec Company, Ltd. (I)	3,318	46,030
Tovis Company, Ltd. (I)	4,620	41,415
Trais Company, Ltd. (I)	9,451	29,303
TS Corp.	7,222	202,948
Uangel Corp.	7,990	41,279
UBCare Company, Ltd. (I)(L)	18,631	54,835
Ubivelox, Inc. (I)	1,773	41,538
UI Display Company, Ltd. (L)	5,128	53,678
Uju Electronics Company, Ltd. (I)	5,317	122,152
Unid Company, Ltd.	3,957	153,866
Union Steel	4,420	48,233
Unison Company, Ltd. (I)(L)	13,882	71,760
Vieworks Company, Ltd. (L)	4,427	70,703
Visang Education, Inc.	3,857	56,025
Webzen, Inc. (I)(L)	3,503	27,420
WeMade Entertainment Company, Ltd. (I)(L)	2,191	123,672
Wiscom Company, Ltd.	3,680	16,783
Wisol Company, Ltd. (I)(L)	4,908	59,748
Woongjin Chemical Company, Ltd. (I)	15,596	141,465
Woongjin Energy Company, Ltd. (I)	41,980	79,839
Woongjin Holdings Company, Ltd. (I)	1,791	5,501
Woongjin Thinkbig Company, Ltd. (I)	16,780	133,966
Wooree ETI Company, Ltd. (I)	6,680	28,951
Woori Finance Holdings Company, Ltd.	355,510	3,728,175
Woori Finance Holdings Company, Ltd., ADR (L)	7,867	246,788
Woori Financial Company, Ltd.	12,823	276,803
Woori Investment & Securities Company, Ltd.	192,379	2,095,572
Wooridul Life Sciences, Ltd. (I)	46,570	26,200
WooSung Feed Company, Ltd.	5,600	16,095
Y G-1 Company, Ltd. (I)(L)	10,640	115,533
Yedangcompany Company, Ltd. (I)	70,558	85,802
YESCO Company, Ltd.	1,480	50,333
YG Entertainment, Inc.	2,783	160,920
Yoosung Enterprise Company, Ltd. (L)	10,176	39,727
Youlchon Chemical Company, Ltd.	21,790	222,422
Young Poong Corp.	528	737,627
Youngone Corp.	18,824	700,706
Youngone Holdings Company, Ltd.	6,286	411,882
Yuhan Corp.	5,221	853,301
YuHwa Securities Company, Ltd.	3,240	36,078
Yungjin Pharmaceutical Company, Ltd. (I)(L)	46,320	75,536

Taiwan 14.0%		347,721,395

A-DATA Technology Company, Ltd.	170,000	347,624
Ability Enterprise Company, Ltd.	129,000	113,387
AcBel Polytech, Inc.	356,000	307,832
Accton Technology Corp.	662,796	393,652

43

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Ace Pillar Company, Ltd.	44,147	$44,045
Acer, Inc. (I)	2,174,000	1,741,866
Aces Electronic Company, Ltd.	3,000	2,885
ACHEM Technology Corp.	234,011	122,146
Acme Electronics Corp.	105,071	139,400
Acter Company, Ltd.	30,000	133,822
Action Electronics Company, Ltd. (I)	439,640	112,948
Actron Technology Corp.	34,300	107,793
Adlink Technology, Inc.	73,830	84,921
Advanced Ceramic X Corp.	37,000	120,352
Advanced International Multitech Company, Ltd.	108,000	124,057
Advanced Semiconductor Engineering, Inc.	2,587,532	2,224,962
Advanced Semiconductor Engineering, Inc., ADR (L)	246,003	1,033,213
Advancetek Enterprise Company, Ltd.	111,440	109,422
Advantech Company, Ltd.	142,300	697,119
AGV Products Corp. (I)	545,829	187,226
Aimcore Technology Company, Ltd.	27,558	65,400
Alcor Micro Corp.	85,000	94,492
ALI Corp.	234,000	247,594
Allis Electric Company, Ltd.	154,000	50,988
Alpha Networks, Inc.	440,000	298,849
Altek Corp.	360,702	235,906
AMPOC Far-East Company, Ltd.	132,000	123,504
AmTRAN Technology Company, Ltd.	1,105,775	904,560
Anpec Electronics Corp.	145,000	105,970
Apacer Technology, Inc.	66,000	73,212
APCB, Inc.	143,000	103,498
Apex Biotechnology Corp.	84,060	229,283
Apex International Company, Ltd.	46,000	65,999
Apex Medical Corp.	49,000	51,724
Apex Science & Engineering	206,265	98,202
Arima Communication Corp.	538,676	244,959
Asia Cement Corp.	2,547,918	3,138,181
Asia Optical Company, Inc. (I)	274,710	313,567
Asia Plastic Recycling Holding, Ltd.	34,080	91,439
Asia Polymer Corp.	606,600	480,813
Asia Vital Components Company Ltd.	140,667	70,712
ASROCK, Inc.	34,000	119,959
Asustek Computer, Inc.	380,528	4,175,020
Aten International Company, Ltd.	60,000	102,006
AU Optronics Corp., ADR (I)(L)	812,167	3,622,265
Audix Corp.	173,200	158,808
Auras Technology Company, Ltd.	15,000	12,026
Aurora Corp.	65,000	116,109
AV Tech Corp.	28,000	87,400
Avermedia Technologies, Inc.	89,000	42,859
Avision, Inc.	277,916	84,942
AVY Precision Technology, Inc.	7,000	11,116
Awea Mechantronic Company, Ltd.	6,300	6,799
Bank of Kaohsiung (I)	629,618	201,129
Basso Industry Corp.	103,000	76,002
BenQ Materials Corp. (I)	191,000	105,171
BES Engineering Corp.	2,097,200	597,116
Bin Chuan Enterprise Company, Ltd.	66,296	68,586
Bionet Corp. (I)	24,000	30,854

44

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Biostar Microtech International Corp.	227,000	$88,527
Boardtek Electronics Corp.	131,000	129,417
Bright Led Electronics Corp.	100,000	52,212
C Sun Manufacturing, Ltd.	175,729	125,543
Cameo Communications, Inc. (I)	350,955	119,654
Capella Microsystems Taiwan, Inc.	17,000	121,866
Capital Securities Corp.	2,487,371	839,371
Career Technology MFG. Company, Ltd.	235,000	263,863
Carnival Industrial Corp. (I)	512,000	162,482
Catcher Technology Company, Ltd.	328,000	1,832,685
Cathay Chemical Works	106,000	51,918
Cathay Financial Holdings Company, Ltd.	3,450,573	4,441,342
Cathay Real Estate Development Company, Ltd.	1,105,000	792,191
Center Laboratories, Inc. (I)	52,000	71,961
Central Reinsurance Company, Ltd. (I)	214,535	97,074
ChainQui Construction Development Company, Ltd.	141,000	101,609
Chaintech Technology Corp. (I)	30,969	44,818
Champion Building Materials Company, Ltd.	512,852	174,776
Chang Hwa Commercial Bank	4,410,946	2,488,134
Chang Wah Electromaterials, Inc.	35,943	133,384
Charoen Pokphand Enterprise	300,000	158,161
Chaun-Choung Technology Corp.	49,000	124,126
CHC Resources Corp.	48,000	86,390
Chen Full International Company, Ltd.	49,000	32,380
Chenbro Micom Company, Ltd.	62,000	71,271
Cheng Loong Corp.	1,367,480	620,621
Cheng Shin Rubber Industry Company, Ltd.	700,027	2,085,546
Cheng Uei Precision Industry Company, Ltd.	507,335	1,019,376
Chenming Mold Industrial Corp. (I)	80,000	60,692
Chia Hsin Cement Corp.	700,089	334,047
Chicony Electronics Company, Ltd.	313,222	864,399
Chien Kuo Construction Company, Ltd.	425,872	220,518
Chien Shing Stainless Steel Company (I)	254,000	35,193
Chilisin Electronics Corp.	70,000	41,513
Chime Ball Technology Company, Ltd.	22,000	51,122
Chimei Materials Technology Corp.	101,000	121,331
Chin-Poon Industrial Company, Ltd.	539,642	743,161
China Airlines, Ltd. (I)	1,934,820	778,206
China Chemical & Pharmaceutical Company, Ltd.	151,000	100,886
China Development Financial Holdings Corp. (I)	9,439,331	2,758,658
China Ecotek Corp.	33,000	88,195
China Electric Manufacturing Corp.	229,000	131,597
China General Plastics Corp. (I)	335,000	186,502
China Life Insurance Company, Ltd. (I)	1,357,278	1,358,027
China Manmade Fibers Corp. (I)	1,563,000	619,711
China Metal Products Company, Ltd.	374,344	560,234
China Motor Corp.	711,905	656,833
China Petrochemical Development Corp.	2,791,045	1,448,746
China Steel Chemical Corp.	101,000	516,537
China Steel Corp.	5,631,220	4,772,690
China Steel Structure Company, Ltd.	204,000	263,018
China Synthetic Rubber Corp.	672,937	705,781
China Wire & Cable Company, Ltd. (I)	338,000	149,049
Chinatrust Financial Holding Company, Ltd.	7,559,235	4,813,002
Chinese Gamer International Corp.	22,000	43,287
Chipbond Technology Corp. (I)	306,000	816,436

45

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Chong Hong Construction Company	103,424	$383,673
Chroma ATE, Inc.	211,440	436,446
Chun Yu Works & Company, Ltd. (I)	360,000	139,130
Chun Yuan Steel	647,381	249,101
Chung Hsin Electric & Machinery Manufacturing Corp.	623,000	356,324
Chung Hung Steel Corp. (I)	1,284,226	367,524
Chung Hwa Pulp Corp. (I)	580,290	189,303
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	84,951
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	342,122
Chunghwa Telecom Company, Ltd.	568,000	1,806,847
Chunghwa Telecom Company, Ltd., ADR (L)	67,506	2,116,988
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	34,795
Cleanaway Company, Ltd.	11,000	87,717
Clevo Company	310,120	574,453
CMC Magnetics Corp. (I)	4,049,000	766,755
CoAsia Microelectronics Corp.	64,000	51,456
Collins Company, Ltd.	223,797	88,566
Compal Communications, Inc. (I)	315,000	418,611
Compal Electronics, Inc.	3,464,895	2,117,460
Compeq Manufactuing Company	1,408,000	624,402
Continental Holdings Corp.	539,000	208,580
Coretronic Corp.	182,000	161,328
Cosmo Electronics Corp. (I)	58,000	61,822
Cosmos Bank Taiwan (I)	108,000	51,004
Coxon Precise Industrial Company, Ltd.	152,231	333,282
Crystalwise Technology, Inc. (I)	121,000	132,151
CSBC Corp. Taiwan	93,312	61,011
CTCI Corp.	313,000	641,984
CviLux Corp.	47,000	62,116
Cyberlink Corp.	65,402	220,167
CyberPower Systems, Inc.	36,000	69,846
CyberTAN Technology, Inc.	277,000	222,587
D-Link Corp.	947,627	562,652
DA CIN Construction Company, Ltd.	228,000	215,590
Da-Li Construction Company, Ltd.	48,000	59,103
Dah Fung CATV Company, Ltd.	29,700	59,801
Darfon Electronics Corp.	351,950	312,886
Daxin Materials Corp.	16,000	36,395
De Licacy Industrial Company	150,000	56,085
Delpha Construction Company, Ltd.	330,383	121,014
Delta Electronics, Inc.	545,000	2,603,173
Depo Auto Parts Industrial Company, Ltd.	84,000	232,758
DFI, Inc.	62,000	61,815
Dimerco Express Taiwan Corp.	46,000	26,842
DYNACOLOR, Inc.	43,000	68,566
Dynamic Electronics Company, Ltd.	378,927	131,546
Dynapack International Technology Corp.	84,000	278,283
E Ink Holdings, Inc.	705,000	497,792
E-Lead Electronic Company, Ltd. (I)	38,000	40,370
E-LIFE MALL Corp.	66,000	161,999
E-Ton Solar Tech Company, Ltd. (I)	212,541	85,439
E.Sun Financial Holding Company, Ltd.	5,055,438	3,101,630
Eastern Media International Corp. (I)	1,374,053	170,519
Eclat Textile Company, Ltd.	213,586	1,522,927
Edimax Technology Company, Ltd. (I)	93,000	40,585
Edison Opto Corp.	43,000	54,031

46

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Edom Technology Company, Ltd.	220,000	$90,707
eGalax_eMPIA Technology, Inc.	25,000	104,077
Elan Microelectronics Corp.	214,000	544,477
Elite Advanced Laser Corp.	50,000	113,202
Elite Material Company	245,000	228,768
Elite Semiconductor Memory Technology, Inc.	209,000	319,860
Elitegroup Computer Systems Company, Ltd.	975,576	412,600
eMemory Technology, Inc.	54,000	131,258
ENG Electric Company, Ltd.	132,223	116,497
Enlight Corp. (I)	19,312	2,573
Entie Commercial Bank	379,000	202,461
Episil Technologies, Inc.	186,000	62,472
Epistar Corp.	703,628	1,368,055
Eternal Chemical Company, Ltd.	354,644	266,334
Etron Technology, Inc. (I)	104,000	51,762
Eva Airways Corp. (I)	1,032,160	630,170
Everest Textile Company, Ltd. (I)	272,000	72,944
Evergreen International Storage & Transport Corp.	765,320	503,511
Evergreen Marine Corp., Ltd. (I)	1,770,886	984,528
Everlight Chemical Industrial Corp.	114,600	78,613
Everlight Electronics Company, Ltd.	291,000	534,640
Everspring Industry Company, Ltd. (I)	277,000	180,489
Excel Cell Electronic Company, Ltd.	21,000	9,266
Excelsior Medical Company, Ltd.	83,600	154,288
Far Eastern Department Stores Company, Ltd.	727,735	687,827
Far Eastern International Bank	1,990,830	823,424
Far Eastern New Century Corp.	1,889,318	2,006,002
Far EasTone Telecommunications Company, Ltd.	690,000	1,647,941
Faraday Technology Corp.	278,586	315,102
Farglory Land Development Company, Ltd.	249,000	469,355
Federal Corp.	535,419	419,115
Feedback Technology Corp.	19,000	39,389
Feng Hsin Iron & Steel Company	231,000	445,913
Feng Tay Enterprise Company, Ltd.	187,460	308,165
Firich Enterprises Co., Ltd.	108,190	188,112
First Copper Technology Company, Ltd. (I)	408,000	126,152
First Financial Holding Company, Ltd.	6,398,574	3,855,132
First Hotel	98,199	64,752
First Insurance Company, Ltd.	313,165	207,718
First Steamship Company, Ltd.	201,986	143,397
FLEXium Interconnect, Inc.	131,825	482,372
Flytech Technology Company, Ltd.	63,026	193,611
Forhouse Corp.	575,894	291,421
Formosa Advanced Technologies Company, Ltd.	90,000	60,195
Formosa Chemicals & Fibre Corp.	1,114,000	2,612,286
Formosa Epitaxy, Inc. (I)	114,000	79,479
Formosa International Hotels Corp.	24,970	289,483
Formosa Laboratories, Inc.	38,000	63,484
Formosa Oilseed Processing	199,689	88,214
Formosa Optical Technology Company, Ltd.	28,000	91,092
Formosa Petrochemical Corp.	358,000	933,983
Formosa Plastics Corp.	1,297,000	2,995,283
Formosa Taffeta Company, Ltd.	939,000	870,547
Formosan Rubber Group, Inc.	612,000	488,028
Formosan Union Chemical	532,573	269,916
Founding Construction & Development Company, Ltd.	232,521	166,564

47

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Foxconn Technology Company, Ltd.	469,505	$1,262,097
Foxlink Image Technology Company, Ltd.	76,000	56,293
Froch Enterprise Company, Ltd. (I)	292,000	92,411
FSP Technology, Inc.	314,224	294,280
FU I Industrial Company, Ltd.	5,372	10,863
Fubon Financial Holding Company, Ltd. (I)	2,605,422	3,422,362
Fullerton Technology Company, Ltd.	156,819	141,963
Fulltech Fiber Glass Corp.	215,027	91,138
Fwusow Industry Company, Ltd.	352,419	177,024
G Shank Enterprise Company, Ltd.	226,000	125,245
G Tech Optoelectronics Corp.	104,000	211,824
Gamania Digital Entertainment Company, Ltd.	122,000	110,260
GEM Terminal Industrial Company, Ltd.	47,500	18,598
Gemtek Technology Corp.	181,496	218,647
Genesis Photonics, Inc. (I)	220,246	158,470
Genius Electronic Optical Company, Ltd.	36,589	249,168
Genmont Biotech, Inc.	34,000	48,143
GeoVision, Inc.	31,617	140,442
Getac Technology Corp.	623,000	335,402
Giant Manufacturing Company, Ltd.	146,000	1,014,459
Giantplus Technology Company, Ltd. (I)	62,000	25,968
Giga Solar Materials Corp.	8,000	68,473
Giga Solution Tech Company, Ltd.	68,237	40,614
Gigabyte Technology Company, Ltd.	789,719	761,588
Gigastorage Corp.	232,100	167,666
Gintech Energy Corp. (I)	84,000	89,308
Global Brands Manufacture, Ltd.	317,611	119,124
Global Lighting Technologies, Inc.	53,000	66,343
Global Mixed Mode Technology, Inc.	67,000	202,188
Global Unichip Corp.	57,000	187,543
Globe Union Industrial Corp.	206,000	121,586
Gloria Material Technology Corp.	115,000	85,994
Gold Circuit Electronics, Ltd. (I)	616,071	155,813
Goldsun Development & Construction Company, Ltd.	1,820,005	757,186
Gourmet Master Company, Ltd.	27,000	175,528
Grand Pacific Petrochemical Corp.	1,174,000	679,033
Grape King Industrial Company	103,000	360,735
Great China Metal Industry Company, Ltd.	303,000	367,989
Great Taipei Gas Company, Ltd.	229,000	168,877
Great Wall Enterprise Company, Ltd.	522,802	454,648
Green Energy Technology, Inc. (I)	156,000	126,157
GTM Corp. (I)	222,000	125,679
Gudeng Precision Industrial Company, Ltd.	20,000	47,845
Hannstar Board Corp.	264,467	122,979
HannStar Display Corp. (I)	4,052,000	1,859,562
HannsTouch Solution, Inc. (I)	749,000	302,625
Harvatek Corp.	92,920	39,950
Hey Song Corp.	777,000	1,045,823
Hi-Clearance, Inc.	19,000	54,894
Highwealth Construction Corp.	204,800	453,321
HiTi Digital, Inc.	67,118	41,441
Hitron Technology, Inc.	167,000	89,801
Hiwin Technologies Corp.	78,593	496,203
Ho Tung Chemical Corp. (I)	1,119,176	512,626
Hocheng Corp.	313,000	99,752
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	65,358

48

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Holiday Entertainment Company, Ltd.	50,000	$73,033
Holtek Semiconductor, Inc.	144,000	183,898
Holy Stone Enterprise Company, Ltd.	332,478	335,764
Hon Hai Precision Industry Company, Ltd.	4,844,860	12,325,185
Hong TAI Electric Industrial Company, Ltd.	309,000	102,615
Hong YI Fiber Industry Company	92,680	33,078
Hota Industrial Manufacturing Company, Ltd. (I)	176,000	152,195
Hotai Motor Company, Ltd.	128,000	1,481,064
Howarm Construction Company, Ltd.	187,958	144,079
Hsin Kuang Steel Company, Ltd.	326,153	206,800
Hsin Yung Chien Company, Ltd.	22,000	64,178
Hsing TA Cement Company, Ltd.	227,000	80,380
HTC Corp.	196,700	1,802,017
Hu Lane Associate, Inc.	60,699	143,435
HUA ENG Wire & Cable Company, Ltd. (I)	732,000	288,978
Hua Nan Financial Holdings Company, Ltd.	4,625,592	2,693,590
Huaku Development Company, Ltd.	168,353	507,089
Huang Hsiang Construction Company	85,000	221,307
Hung Ching Development & Construction Company, Ltd.	203,000	92,489
Hung Poo Real Estate Development Corp.	80,000	82,544
Hung Sheng Construction Company, Ltd.	813,008	733,311
Huxen Corp.	126,000	150,835
Hwa Fong Rubber Company, Ltd. (I)	451,770	126,101
I-Chiun Precision Industry Company, Ltd. (I)	93,000	63,010
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	142,337
Ibase Technology, Inc.	79,629	104,894
Ichia Technologies, Inc. (I)	512,300	272,124
ICP Electronics, Inc.	133,900	171,303
ILI Technology Corp.	48,000	129,929
Infortrend Technology, Inc.	245,000	129,346
Innolux Corp. (I)	5,685,980	3,789,522
Inotera Memories, Inc. (I)	2,860,165	1,207,008
Insyde Software Corp.	21,000	37,847
International Games System Company, Ltd.	50,000	143,405
Inventec Corp.	3,048,705	1,468,941
ITE Technology, Inc. (I)	148,000	133,540
ITEQ Corp.	172,700	198,126
J Touch Corp. (I)	101,000	121,188
Janfusun Fancyworld Corp. (I)	91,000	14,623
Jenn Feng New Energy Company, Ltd. (I)	128,000	62,718
Jentech Precision Industrial Company, Ltd.	67,808	139,977
Jess-Link Products Company, Ltd. (I)	135,000	123,318
Johnson Health Tech Company, Ltd.	41,858	121,201
Kang Na Hsiung Enterprise Company, Ltd.	168,000	78,698
Kaori Heat Treatment Company, Ltd.	43,050	85,412
Kaulin Manufacturing Company, Ltd.	124,490	95,985
KD Holding Corp.	1,000	5,540
KEE TAI Properties Company, Ltd.	624,973	478,146
Kenda Rubber Industrial Company, Ltd.	344,372	720,237
Kenmec Mechanical Engineering Company, Ltd.	12,000	4,424
Kerry TJ Logistics Company, Ltd.	212,000	275,041
Kindom Construction Company, Ltd.	393,000	432,456
King Slide Works Company, Ltd.	27,000	236,014
King Yuan Electronics Company, Ltd.	1,749,762	1,326,669
King's Town Bank (I)	1,035,000	932,268
King's Town Construction Company, Ltd.	140,700	142,891

49

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Kinik Company	88,000	$152,366
Kinko Optical Company, Ltd.	158,648	190,928
Kinpo Electronics, Inc.	1,763,724	481,942
Kinsus Interconnect Technology Corp.	161,000	576,313
KMC Kuei Meng International, Inc. (I)	20,000	68,687
KS Terminals, Inc.	57,000	40,792
Kung Long Batteries Industrial Company, Ltd.	46,000	113,640
Kuoyang Construction Company, Ltd.	148,000	99,980
Kwong Fong Industries Corp. (I)	394,100	228,944
KYE System Corp. (I)	225,000	89,510
L&K Engineering Company, Ltd.	205,952	200,541
LAN FA Textile	348,183	97,132
Largan Precision Company, Ltd.	46,000	1,480,458
Laser Tek Taiwan Company, Ltd.	9,674	6,914
LCY Chemical Corp.	356,806	456,439
Leader Electronics, Inc.	181,867	112,741
Leadtrend Technology Corp.	23,599	37,346
Lealea Enterprise Company, Ltd.	1,024,789	369,892
Ledtech Electronics Corp.	6,236	3,863
LEE CHI Enterprises Company, Ltd.	287,000	139,694
Lelon Electronics Corp.	170,100	91,857
Leofoo Development Company, Ltd. (I)	411,012	200,739
LES Enphants Company, Ltd.	164,486	109,749
Lextar Electronics Corp. (I)	166,500	171,523
Li Peng Enterprise Company, Ltd. (I)	670,931	277,837
Lian HWA Food Corp.	116,343	164,283
Lien Hwa Industrial Corp.	715,784	467,289
Lingsen Precision Industries, Ltd.	438,101	241,729
Lite-On Semiconductor Corp.	463,080	253,969
Lite-On Technology Corp.	2,155,892	3,436,257
Long Bon International Company, Ltd. (I)	530,000	384,868
Long Chen Paper Company, Ltd. (I)	589,476	203,337
Longwell Company	79,000	66,498
Lotes Company, Ltd.	47,000	123,429
Lucky Cement Corp. (I)	272,000	65,892
Lumax International Corp., Ltd.	76,395	171,769
Lung Yen Life Service Corp.	26,000	90,377
Macroblock, Inc.	19,000	54,083
Macronix International	4,400,718	1,070,366
MacroWell OMG Digital Entertainment Company, Ltd.	24,000	72,753
Mag Layers Scientific-Technics Company, Ltd.	12,100	15,810
Makalot Industrial Company, Ltd.	90,000	418,966
Marketech International Corp.	207,000	132,658
Masterlink Securities Corp.	1,615,780	560,993
Maxtek Technology Company, Ltd.	55,000	37,696
Mayer Steel Pipe Corp. (I)	250,407	108,662
Maywufa Company, Ltd.	18,000	9,522
MediaTek, Inc.	227,000	2,799,829
Medigen Biotechnology Corp. (I)	34,000	193,555
Mega Financial Holding Company, Ltd.	4,927,743	3,932,533
Meiloon Industrial Company, Ltd.	262,412	111,676
Mercuries & Associates, Ltd.	547,286	446,128
Mercuries Data Systems, Ltd.	83,000	24,696
Merida Industry Company, Ltd.	132,250	846,077
Merry Electronics Company, Ltd.	151,200	311,520
Micro-Star International Company, Ltd.	1,191,488	621,404

50

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Microbio Company, Ltd.	188,020	$224,899
Microelectronics Technology, Inc. (I)	422,824	261,734
Microlife Corp.	30,000	88,894
MIN AIK Technology Company, Ltd.	113,000	324,979
Mirle Automation Corp.	44,290	34,293
Mitac International Corp.	1,695,466	586,528
Mobiletron Electronics Company, Ltd.	67,000	38,387
Mosel Vitelic, Inc. (I)	583,484	136,354
Motech Industries, Inc. (I)	273,000	388,925
MPI Corp.	44,000	94,534
Mustek Systems, Inc. (I)	33,151	2,759
Nak Sealing Technologies Corp.	47,000	98,766
Namchow Chemical Industrial Company, Ltd.	149,000	164,326
Nan Kang Rubber Tire Company, Ltd.	408,711	485,311
Nan Ya Plastics Corp.	1,986,000	4,030,823
Nan Ya Printed Circuit Board Corp.	211,930	297,132
Nantex Industry Company, Ltd.	325,574	220,464
National Petroleum Company, Ltd.	142,000	138,015
Neo Solar Power Corp. (I)	270,000	227,859
Netronix, Inc.	38,000	99,725
New Asia Construction & Development Corp.	279,417	85,079
New Era Electronics Company, Ltd.	44,000	43,903
Newmax Technology Company, Ltd.	61,000	200,865
Nichidenbo Corp.	83,500	70,886
Nien Hsing Textile Company, Ltd.	387,184	375,882
Novatek Microelectronics Corp., Ltd.	289,000	1,456,212
Nuvoton Technology Corp.	30,000	33,145
Ocean Plastics Company, Ltd. (I)	29,000	38,510
Oneness Biotech Company, Ltd.	25,000	48,060
Optimax Technology Corp. (I)	170,816	43,894
OptoTech Corp.	268,000	111,615
Orient Semiconductor Electronics, Ltd. (I)	720,000	134,509
Oriental Union Chemical Corp.	399,300	390,510
Orise Technology Company, Ltd.	77,000	138,757
P-Two Industries, Inc.	17,000	9,896
Pacific Construction Company, Ltd.	149,002	46,468
Pan Jit International, Inc. (I)	156,000	64,784
Pan-International Industrial (I)	328,500	262,400
Paragon Technologies Company, Ltd.	100,800	135,203
PChome Online, Inc.	33,810	157,855
Pegatron Corp. (I)	1,248,321	2,247,011
PharmaEngine, Inc. (I)	10,000	61,221
Phihong Technology Company, Ltd.	266,416	202,274
Phison Electronics Corp.	57,000	482,465
Phoenix Tours International, Inc.	43,000	84,462
Phytohealth Corp. (I)	113,342	173,187
Pihsiang Machinery Manufacturing Company, Ltd. (I)	115,000	129,976
Pixart Imaging, Inc.	119,830	251,577
Plotech Company, Ltd.	146,000	56,342
Polytronics Technology Corp.	36,000	69,494
Portwell, Inc.	83,000	79,556
Posiflex Technologies, Inc.	13,000	35,860
Pou Chen Corp.	2,698,448	2,626,290
Power Quotient International Company, Ltd. (I)	130,000	104,916
Powercom Company, Ltd. (I)	172,760	39,042
Powertech Industrial Company, Ltd. (I)	67,000	40,564

51

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Powertech Technology, Inc.	614,000	$1,102,289
Poya Company, Ltd.	32,000	131,188
President Chain Store Corp.	236,000	1,450,220
President Securities Corp. (I)	1,139,259	683,010
Prime Electronics Satellitics, Inc.	78,819	73,812
Prince Housing & Development Corp.	679,833	464,356
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	222,000	211,472
Promise Technology, Inc. (I)	89,000	55,070
Qisda Corp. (I)	1,246,440	302,060
Qualipoly Chemical Corp.	50,000	48,468
Quanta Computer, Inc.	843,000	1,808,514
Quanta Storage, Inc.	77,000	73,954
Quintain Steel Company, Ltd.	475,194	113,331
Radiant Opto-Electronics Corp.	418,780	1,573,038
Radium Life Tech Company, Ltd.	388,166	295,396
Ralec Electronic Corp.	63,259	69,181
Realtek Semiconductor Corp.	326,442	821,092
Rechi Precision Company, Ltd.	375,558	354,027
Rexon Industrial Corp., Ltd. (I)	83,286	24,862
Richtek Technology Corp.	99,000	485,005
Ritek Corp. (I)	3,965,428	819,535
Ruentex Development Company, Ltd.	336,185	647,493
Ruentex Industries, Ltd.	241,811	561,071
Run Long Construction Company, Ltd.	42,000	48,351
Sampo Corp.	928,997	324,766
San Fang Chemical Industry Company, Ltd.	69,500	64,829
San Shing Fastech Corp.	27,000	52,507
Sanyang Industrial Company, Ltd. (I)	1,102,389	992,024
Sanyo Electric Taiwan Company, Ltd.	94,000	113,680
SCI Pharmtech, Inc.	31,759	73,565
ScinoPharm Taiwan, Ltd.	99,000	230,911
SDI Corp.	80,000	84,787
Senao International Company, Ltd.	62,000	213,260
Sercomm Corp.	145,000	196,743
Sesoda Corp.	103,000	114,595
Shan-Loong Transportation Company, Ltd.	4,000	3,324
Sheng Yu Steel Company, Ltd.	188,000	119,137
ShenMao Technology, Inc.	57,000	60,612
Shih Her Technologies, Inc.	21,000	30,885
Shih Wei Navigation Company, Ltd.	117,363	81,041
Shihlin Electric & Engineering Corp.	531,213	631,942
Shihlin Paper Corp. (I)	72,000	112,405
Shin Hai Gas Corp.	2,100	2,829
Shin Kong Financial Holding Company, Ltd. (I)	7,367,017	2,487,966
Shin Shin Natural Gas Company	1,000	1,080
Shin Zu Shing Company, Ltd.	159,933	444,063
Shining Building Business Company, Ltd. (I)	174,360	147,265
Shinkong Insurance Company, Ltd.	310,000	233,545
Shinkong Synthetic Fibers Corp.	2,075,287	670,055
Shinkong Textile Company, Ltd.	154,000	200,022
Shiny Chemical Industrial Company, Ltd.	32,000	47,345
Shuttle, Inc. (I)	229,985	110,838
Sigurd Microelectronics Corp.	541,887	500,451
Silicon Integrated Systems Corp. (I)	794,000	296,649
Silicon Power Computer & Communications, Inc. (I)	35,000	53,620

52

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Siliconware Precision Industries Company	572,000	$667,726
Siliconware Precision Industries Company, ADR (L)	200,628	1,153,611
Silitech Technology Corp.	91,142	154,465
Simplo Technology Company, Ltd. (I)	172,200	780,825
Sinbon Electronics Company, Ltd.	203,000	189,015
Sincere Navigation Corp.	306,000	272,825
Singatron Enterprise Company, Ltd.	99,000	63,101
Sinkang Industries, Ltd.	113,503	40,587
Sinmag Equipment Corp.	15,750	60,450
Sino-American Silicon Products, Inc.	107,000	144,530
Sinon Corp.	534,150	270,259
SinoPac Financial Holdings Company, Ltd.	7,533,727	3,673,300
Sinphar Pharmaceutical Company, Ltd.	111,982	142,422
Sinyi Realty Company	111,088	207,304
Sirtec International Company, Ltd.	104,000	161,730
Sitronix Technology Corp.	78,000	104,197
Siward Crystal Technology Company, Ltd. (I)	181,301	77,028
Skymedi Corp.	43,000	35,307
Soft-World International Corp.	104,000	195,495
Solar Applied Materials Technology Company	152,899	162,022
Solomon Technology Corp. (I)	201,036	89,069
Solytech Enterprise Corp. (I)	136,758	50,995
Sonix Technology Company, Ltd.	130,000	188,074
Southeast Cement Company, Ltd.	390,000	197,165
Spirox Corp.	166,369	72,286
Sporton International, Inc.	43,260	110,127
St Shine Optical Company, Ltd.	22,000	493,948
Standard Chemical & Pharma	38,000	39,342
Standard Foods Corp.	117,800	380,204
Stark Technology, Inc.	164,000	141,951
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	89,215
Sunplus Technology Company, Ltd. (I)	651,000	247,504
Sunrex Technology Corp.	102,000	47,681
Sunspring Metal Corp.	17,000	30,813
Super Dragon Technology Company, Ltd. (I)	15,766	11,902
Supreme Electronics Company, Ltd.	197,000	106,264
Swancor Ind. Company, Ltd.	29,000	43,560
Sweeten Construction Company, Ltd.	113,286	83,908
Syncmold Enterprise Corp.	97,000	172,008
Synmosa Biopharma Corp. (I)	67,000	77,380
Synnex Technology International Corp.	712,132	992,100
Sysage Technology Company, Ltd.	59,000	64,258
TA Chen Stainless Pipe	817,747	404,946
Ta Chong Bank, Ltd. (I)	2,322,650	801,351
Ta Chong Securities Company, Ltd. (I)	16,000	5,045
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	143,759
Ta Yih Industrial Company, Ltd.	7,000	11,075
TA-I Technology Company, Ltd.	113,437	60,177
Tah Hsin Industrial Company, Ltd.	125,000	130,091
TAI Roun Products Company, Ltd. (I)	111,000	40,041
Taichung Commercial Bank	2,208,815	800,812
TaiDoc Technology Corp.	36,000	63,437
Taiflex Scientific Company, Ltd.	161,000	221,391
Taimide Tech, Inc.	72,000	75,889
Tainan Enterprises Company, Ltd.	201,467	260,289
Tainan Spinning Company, Ltd.	1,489,390	715,876

53

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Taishin Financial Holdings Company, Ltd.	6,837,253	$2,911,297
Taisun Enterprise Company, Ltd.	422,026	210,253
Taita Chemical Company, Ltd.	184,188	61,287
Taiwan Acceptance Corp.	45,000	115,226
Taiwan Business Bank (I)	3,510,261	1,077,761
Taiwan Cement Corp.	3,994,726	5,230,177
Taiwan Chinsan Electronic Industrial Company, Ltd.	45,000	64,997
Taiwan Cogeneration Corp.	603,137	401,558
Taiwan Cooperative Financial Holding	5,206,396	3,007,949
Taiwan FamilyMart Company, Ltd.	11,000	51,119
Taiwan Fertilizer Company, Ltd.	554,000	1,437,208
Taiwan Fire & Marine Insurance Company	155,000	115,331
Taiwan FU Hsing Industrial Company, Ltd.	233,000	216,930
Taiwan Glass Industrial Corp.	1,034,933	1,002,480
Taiwan Hon Chuan Enterprise Company, Ltd.	148,400	384,020
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp. (I)	951,149	363,149
Taiwan Life Insurance Company, Ltd. (I)	279,100	205,825
Taiwan Line Tek Electronic	64,050	64,705
Taiwan Mask Corp.	325,850	111,239
Taiwan Mobile Company, Ltd.	498,700	1,815,589
Taiwan Navigation Company, Ltd.	36,000	27,566
Taiwan Paiho, Ltd.	488,342	366,774
Taiwan PCB Techvest Company, Ltd.	165,354	222,720
Taiwan Prosperity Chemical Corp.	100,000	109,552
Taiwan Pulp & Paper Corp.	576,640	195,950
Taiwan Sakura Corp.	200,156	115,022
Taiwan Secom Company, Ltd.	162,000	388,639
Taiwan Semiconductor Company, Ltd.	132,000	84,453
Taiwan Semiconductor Manufacturing Company, Ltd.	7,304,000	26,568,038
Taiwan Sogo Shin Kong	372,000	457,441
Taiwan Styrene Monomer Corp. (I)	866,687	389,893
Taiwan Surface Mounting Technology Company, Ltd.	166,380	271,946
Taiwan TEA Corp.	791,723	465,872
Taiwan Union Technology Corp.	67,000	46,080
Taiyen Biotech Company, Ltd.	301,000	276,862
Tatung Company, Ltd. (I)	3,345,526	892,263
Te Chang Construction Company, Ltd.	65,000	72,854
Teco Electric & Machinery Company, Ltd.	2,110,109	2,251,020
Tecom Company, Ltd. (I)	41,000	3,233
Tekcore Company, Ltd. (I)	33,000	12,821
Ten Ren Tea Company, Ltd.	35,000	57,606
Test Research, Inc.	163,770	255,264
Test-Rite International Company, Ltd.	286,549	217,087
Tex-Ray Industrial Company, Ltd.	91,800	39,003
The Ambassador Hotel	236,000	231,023
Thinking Electronic Industrial Company, Ltd.	44,000	45,657
Thye Ming Industrial Company, Ltd.	130,000	149,840
TNC Industrial Corp., Ltd.	35,000	22,315
Ton Yi Industrial Corp.	1,259,500	983,557
Tong Hsing Electronic Industries, Ltd.	92,951	413,256
Tong Yang Industry Company, Ltd.	350,286	398,253
Tong-Tai Machine & Tool Company, Ltd.	108,936	84,407
Topco Scientific Company, Ltd.	212,894	378,198
Topco Technologies Corp.	26,000	59,851
Topoint Technology Company, Ltd.	177,849	114,543

54

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Toung Loong Textile Manufacturing	53,000	$147,538
Trade-Van Information Services Company	14,000	10,771
Transcend Information, Inc.	117,000	383,173
Tripod Technology Corp.	312,770	716,287
Tsann Kuen Enterprise Company, Ltd.	79,220	128,248
TSC Auto ID Technology Company, Ltd.	14,000	65,130
TSRC Corp.	323,530	650,526
TTET Union Corp.	47,000	89,955
TTY Biopharm Company, Ltd.	81,840	291,681
Tung Ho Steel Enterprise Corp.	1,218,138	1,167,944
Tung Ho Textile Company, Ltd.	247,000	76,564
Tung Thih Electronic Company, Ltd.	33,573	77,126
TURVO International Company, Ltd.	15,000	44,865
TXC Corp.	198,659	289,778
TYC Brother Industrial Company, Ltd.	268,531	117,491
Tycoons Group Enterprise Company, Ltd. (I)	594,536	130,332
Tyntek Corp. (I)	194,661	50,551
TZE Shin International Company, Ltd.	174,521	85,822
U-Ming Marine Transport Corp.	261,000	396,661
U-Tech Media Corp. (I)	218,000	55,032
Ubright Optronics Corp.	11,000	48,977
Uni-President Enterprises Corp.	1,252,238	2,468,904
Unimicron Technology Corp.	1,210,855	1,302,168
Union Bank of Taiwan (I)	1,112,907	425,646
Union Insurance Company, Ltd. (I)	65,384	35,430
Unitech Computer Company, Ltd.	181,039	90,466
Unitech Printed Circuit Board Corp.	727,869	265,156
United Integrated Services Company, Ltd.	165,000	176,462
United Microelectronics Corp.	9,689,468	4,239,845
Unity Opto Technology Company, Ltd. (I)	230,389	223,380
Universal Cement Corp.	691,808	415,143
Unizyx Holding Corp.	526,000	257,615
UPC Technology Corp.	986,242	519,676
Userjoy Technology Company, Ltd.	18,000	36,984
USI Corp.	1,397,801	1,005,914
Vanguard International Semiconductor Corp.	208,000	255,696
Ve Wong Corp.	208,450	149,088
Via Technologies, Inc. (I)	300,000	230,494
Viking Tech Corp.	21,000	19,265
Visual Photonics Epitaxy Company, Ltd.	293,700	385,532
Vivotek, Inc. (I)	31,000	128,918
Wafer Works Corp.	105,872	56,726
Wah Hong Industrial Corp.	14,835	17,767
Wah Lee Industrial Corp.	28,000	41,551
Walsin Lihwa Corp. (I)	4,134,000	1,282,723
Walsin Technology Corp. (I)	897,721	250,656
Walton Advanced Engineering, Inc. (I)	383,661	141,198
Wan Hai Lines, Ltd. (I)	622,216	340,462
WAN HWA Enterprise Company	3,105	1,492
Waterland Financial Holding Company, Ltd.	3,071,338	1,036,564
Ways Technical Corp. Ltd.	44,000	97,625
WEI Chih Steel Industrial Company, Ltd. (I)	255,000	44,943
Wei Chuan Food Corp.	275,000	480,732
Wei Mon Industry Company, Ltd.	218,000	75,660
Weikeng Industrial Company, Ltd.	270,900	192,278
Well Shin Technology Company, Ltd.	72,420	116,972

55

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Taiwan (continued)

Weltrend Semiconductor, Inc. (I)	189,000	$101,014
Win Semiconductors Corp.	420,000	523,346
Winbond Electronics Corp. (I)	4,599,000	1,436,832
Wintek Corp. (I)	1,783,661	885,887
Wisdom Marine Lines Company, Ltd.	36,000	47,181
Wistron Corp.	1,686,649	1,721,741
Wistron NeWeb Corp.	162,878	261,864
WPG Holdings Company, Ltd.	1,067,760	1,272,879
WT Microelectronics Company, Ltd.	242,428	282,806
WUS Printed Circuit Company, Ltd. (I)	375,000	152,067
XAC Automation Corp.	69,000	66,403
Xxentria Technology Materials Corp.	66,000	115,972
Yageo Corp. (I)	3,176,000	1,082,636
Yang Ming Marine Transport Corp. (I)	1,853,916	784,499
YC INOX Company, Ltd.	496,000	280,004
YeaShin International Development Company, Ltd.	172,000	153,438
Yem Chio Company, Ltd.	235,649	163,946
YFY, Inc.	1,606,614	759,136
Yi Jinn Industrial Company, Ltd. (I)	236,768	60,176
Yieh Phui Enterprise Company, Ltd.	1,444,811	433,828
Young Fast Optoelectronics Company, Ltd.	89,648	168,268
Young Optics, Inc.	41,000	117,226
Youngtek Electronics Corp.	80,571	188,806
Yuanta Financial Holdings Company, Ltd.	8,862,322	4,869,157
Yufo Electronics Company, Ltd.	22,000	15,258
Yulon Motor Company, Ltd.	1,156,900	1,920,535
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	245,455
Yungshin Global Holding Corp.	117,000	163,255
Yungtay Engineering Company, Ltd.	533,000	1,169,101
Zeng Hsing Industrial Company, Ltd.	37,000	168,739
Zenitron Corp.	256,000	171,811
Zhen Ding Technology Holding, Ltd.	9,000	23,052
Zig Sheng Industrial Company, Ltd.	494,718	154,676
Zinwell Corp.	236,000	209,880
Zippy Technology Corp.	89,000	89,520
ZongTai Real Estate Development Company, Ltd.	51,000	52,482

Thailand 3.5%		85,896,449

A.J. Plast PCL	93,200	38,788
Advanced Info Service PCL (L)	436,891	3,795,288
Airports of Thailand PCL	262,500	1,604,046
Amata Corp. PCL	541,300	379,044
AP Thailand PCL	648,480	163,860
Asia Green Energy PCL (I)	55,800	5,603
Asia Plus Securities PCL	1,679,600	291,260
Bangchak Petroleum PCL	847,300	951,551
Bangkok Aviation Fuel Services PCL	46,500	43,390
Bangkok Bank PCL	554,205	3,750,731
Bangkok Chain Hospital PCL	1,369,125	429,618
Bangkok Dusit Medical Services PCL (L)	323,000	1,803,039
Bangkok Expressway PCL	426,700	560,242
Bangkok Insurance PCL	8,050	115,399
Bangkok Life Assurance PCL, NVDR	347,400	751,585
Bangkok Metro PCL (I)	706,000	31,948
Bangkokland PCL	11,604,400	739,769
Bank of Ayudhya PCL	3,695,800	4,312,464

56

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Thailand (continued)

Banpu PCL (L)	48,850	$482,449
BEC World PCL	408,700	857,224
Big C Supercenter PCL	35,900	247,832
Big C Supercenter PCL, NVDR	2,600	17,838
Bumrungrad Hospital PCL	226,600	621,232
CalComp Electronics Thailand PCL	3,027,200	335,967
Central Pattana PCL (L)	555,000	985,343
Central Plaza Hotel PCL	820,400	955,214
CH Karnchang PCL	524,900	459,450
Charoen Pokphand Foods PCL (L)	1,579,233	1,512,725
CP ALL PCL	1,345,900	1,911,600
CS Loxinfo PCL	6,500	2,834
Delta Electronics Thailand PCL	219,000	264,030
Dhipaya Insurance PCL	1,000	1,569
Diamond Building Products PCL	240,000	75,310
DSG International Thailand PCL	64,000	23,254
Dynasty Ceramic PCL	153,500	297,874
Eastern Water Resources Development & Management PCL	341,100	155,481
Electricity Generating PCL	88,600	459,462
Esso Thailand PCL	2,078,900	607,705
G J Steel PCL (I)	60,820,500	220,983
G Steel PCL (I)	12,662,700	125,477
GFPT PCL (I)	461,400	137,925
Glow Energy PCL	301,200	696,416
GMM Grammy PCL (I)	86,200	65,771
Hana Microelectronics PCL	568,100	403,440
Hemaraj Land & Development PCL (L)	3,732,300	493,120
Home Product Center PCL	1,851,900	990,942
IRPC PCL	9,392,900	1,147,935
Italian-Thai Development PCL (I)	2,481,170	667,929
Jasmine International PCL	4,026,400	1,203,598
Jaymart PCL	54,500	48,604
Kang Yong Electric PCL	2,800	29,318
Kasikornbank PCL	316,400	2,027,106
Kasikornbank PCL, NVDR	215,900	1,382,127
KCE Electronics PCL	55,600	29,568
KGI Securities Thailand PCL	1,053,600	132,244
Khon Kaen Sugar Industry PCL	408,100	171,193
Kiatnakin Bank PCL	337,300	668,472
Krung Thai Bank PCL	5,178,250	3,797,098
Krungthai Card PCL	126,000	184,162
Land and Houses PCL	1,507,100	570,569
Land and Houses PCL, NVDR	782,400	307,979
Lanna Resources PCL	277,500	120,991
Loxley PCL	1,037,610	234,769
LPN Development PCL	562,300	468,970
Major Cineplex Group PCL	340,500	263,178
MBK PCL	86,100	455,029
MCOT PCL	179,100	285,436
MCS Steel PCL	59,800	9,047
Minor International PCL	1,171,550	1,044,818
Modernform Group PCL	64,500	22,796
Nation Multimedia Group PCL (I)	71,000	5,206
Padaeng Industry PCL (I)	127,600	58,163
Polyplex PCL	275,000	100,826
Pranda Jewelry PCL	214,300	62,644

57

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Thailand (continued)

Precious Shipping PCL	725,700	$481,802
President Rice Products PCL	30,000	47,316
Property Perfect PCL	196,300	10,698
Pruksa Real Estate PCL	661,900	562,970
PTT Exploration & Production PCL (L)	637,828	3,202,307
PTT Global Chemical PCL	1,050,992	2,525,505
PTT PCL	368,300	3,965,840
Quality House PCL	6,161,133	834,373
Raimon Land PCL (I)	1,761,500	111,130
Ratchaburi Electricity Generating Holding PCL	238,500	433,278
Ratchaburi Electricity Generating Holding PCL, NVDR	33,800	61,637
Regional Container Lines PCL (I)	558,000	122,566
Robinson Department Store PCL	338,600	855,587
Rojana Industrial Park PCL	218,000	78,487
RS PCL	17,400	6,035
Saha-Union PCL	261,500	362,775
Sahaviriya Steel Industries PCL (I)	9,365,780	173,240
Samart Corp. PCL	467,200	451,382
Samart Telcoms PCL	273,500	261,982
Sansiri PCL (L)	3,549,232	471,277
SC Asset Corp. PCL	1,892,250	346,886
Siam Cement PCL, NVDR (L)	110,800	1,702,221
Siam City Cement PCL	55,100	826,273
Siam Commercial Bank PCL	539,131	3,089,652
Siam Future Development PCL	656,550	164,815
Siam Global House PCL	41,300	34,445
Siam Makro PCL	49,900	1,279,022
Siamgas & Petrochemicals PCL	473,000	178,107
Sino Thai Engineering & Construction PCL	774,128	626,462
SNC Former PCL	130,300	115,129
Somboon Advance Technology PCL	149,807	115,788
SPCG PCL (I)	73,900	82,993
Sri Trang Agro-Industry PCL (L)	331,000	163,997
Srithai Superware PCL	11,300	9,145
STP & I PCL (I)	149,200	457,087
Supalai PCL	439,800	293,442
SVI PCL (I)	433,028	57,785
Tata Steel Thailand PCL (I)	7,079,000	226,809
Thai Airways International PCL	1,239,111	1,371,105
Thai Carbon Black PCL	174,100	162,455
Thai Central Chemical PCL	1,900	1,556
Thai Oil PCL	747,900	1,581,027
Thai Plastic & Chemical PCL	38,600	41,756
Thai Reinsurance PCL (I)	405,900	85,135
Thai Stanley Electric PCL	14,200	128,515
Thai Tap Water Supply PCL	952,500	339,785
Thai Union Frozen Products PCL	343,300	649,180
Thai Vegetable Oil PCL	360,100	246,212
Thai-German Ceramic PCL	93,000	15,513
Thaicom PCL	532,500	637,593
Thanachart Capital PCL	786,000	1,181,272
The Erawan Group PCL	130,800	19,874
Thoresen Thai Agencies PCL (I)	623,098	370,463
Ticon Industrial Connection PCL	256,637	187,339
Tipco Asphalt PCL (I)	35,900	88,935
TIPCO Foods PCL (I)	94,600	36,246

58

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Thailand (continued)

Tisco Financial Group PCL	172,200	$280,127
TMB Bank PCL	9,905,600	817,969
Total Access Communication PCL (L)	377,800	1,435,078
TPI Polene PCL	1,098,240	493,346
True Corp. PCL (I)	4,931,000	1,807,898
Unique Engineering & Construction PCL	103,200	36,474
Univentures PCL	69,500	28,466
Vanachai Group PCL	1,042,400	126,706
Vibhavadi Medical Center PCL	22,800	11,673
Vinythai PCL	100,000	45,912
Workpoint Entertainment PCL	118,600	202,727

Turkey 2.4%		58,847,832

Adana Cimento Sanayii TAS, Class A	99,918	249,903
Akbank TAS	817,715	3,873,708
Akcansa Cimento AS	113,818	749,722
Akenerji Elektrik Uretim AS (I)(L)	207,371	184,990
Akfen Holding AS (I)	36,342	101,113
Aksa Akrilik Kimya Sanayi AS	134,810	475,173
Aksigorta AS (L)	290,218	380,077
Alarko Holding AS	97,048	305,015
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS (I)	28,257	821,500
Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	306,618
Anadolu Cam Sanayii AS	175,649	280,914
Anadolu Efes Biracilik Ve Malt Sanayii AS	62,016	890,653
Anadolu Hayat Emeklilik AS (L)	55,974	180,310
Arcelik AS	265,702	1,998,783
Aselsan Elektronik Sanayi Ve Ticaret AS	43,639	228,943
Asya Katilim Bankasi AS (I)	42,240	43,355
Aygaz AS	162,751	915,459
Bagfas Bandirma Gubre Fabrik	11,413	316,729
Banvit Bandirma Vitaminli Yem Sanayii ASA (I)	14,101	29,249
Baticim Bati Anadolu Cimento Sanayii AS	22,800	102,929
BIM Birlesik Magazalar AS	29,060	1,369,112
Bizim Toptan Satis Magazalari AS	18,648	319,113
Bolu Cimento Sanayii AS	137,486	160,909
Borusan Mannesmann Boru Sanayi ve Ticaret AS	15,924	290,066
Boyner Buyuk Magazacilik (I)	12,970	44,284
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	19,393	56,483
Bursa Cimento Fabrikasi AS	4,489	12,234
Celebi Hava Servisi AS	4,930	44,909
Cemtas Celik Makina Sanayi Ticaret AS (I)	81,516	54,829
Cimsa Cimento Sanayi VE Tica	75,350	532,815
Coca-Cola Icecek AS	9,165	279,147
Deva Holding AS (I)	64,490	83,179
Dogan Gazetecilik AS	62,235	56,556
Dogan Sirketler Grubu Holdings AS (I)	1,265,834	711,751
Dogan Yayin Holding AS (I)	507,580	227,206
Dogus Otomotiv Servis ve Ticaret AS	112,539	695,895
Eczacibasi Yapi Gerecleri Sanayi Ve Ticaret AS (I)	739	1,779
Eczacibasi Yatirim Holding Ortakligi AS	7,623	27,186
EGE Seramik Sanayi ve Ticaret AS	103,309	137,863
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	273,434	340,835
Enka Insaat ve Sanayi AS	138,108	441,610
Eregli Demir ve Celik Fabrikalari TAS (L)	1,025,297	1,218,077
Fenerbahce Futbol ASA	6,193	117,707

59

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Turkey (continued)

Ford Otomotiv Sanayi AS	16,940	$256,735
Gentas Genel Metal Sanayi ve Ticaret AS	146,068	100,397
Global Yatirim Holding AS	344,289	265,332
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	6,151
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	193,939
Goodyear Lastikleri Turk AS	8,642	263,910
GSD Holding AS (I)	245,645	198,766
Gubre Fabrikalari TAS (I)	17,896	141,227
Gunes Sigorta (I)	31,526	35,343
Hurriyet Gazetecilik AS (I)	206,839	101,422
Ihlas EV Aletleri (I)	221,809	73,311
Ihlas Holding AS (I)	1,118,670	606,338
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	278,659
Is Finansal Kiralama AS (I)	1,296	772
Is Yatirim Menkul Degerler AS	51,687	48,322
Isiklar Yatirim Holding AS (I)	170,167	49,020
Izmir Demir Celik Sanayi AS (I)(L)	135,199	187,522
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	344,193	396,808
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	160,550	342,688
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	867,539	746,837
Kartonsan Karton Sanayi ve Ticaret AS	1,523	204,641
Kerevitas Gida Sanayi ve Ticaret AS (I)	541	11,493
KOC Holdings AS	401,650	2,270,092
Konya Cimento Sanayi AS	738	121,213
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	194,051	368,347
Koza Altin Isletmeleri AS	10,976	192,322
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	646,869
Mardin Cimento Sanayii ve Ticaret AS	27,126	75,006
Marshall Boya ve Vernik AS (I)(L)	5,383	127,789
Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	65,671
Migros Ticaret AS (I)	24,300	301,748
Mutlu Aku ve Malzemeleri Sanayi AS	28,331	127,127
NET Holding AS (I)	267,097	336,031
Net Turizm Ticaret ve Sanayi AS (I)	231,636	109,916
Netas Telekomunikasyon AS (L)	48,217	277,680
Nuh Cimento Sanayi AS	18,962	114,803
Otokar Otomotiv Ve Savunma Sanayi AS	10,453	442,061
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	129,175	425,757
Parsan Makina Parcalari (I)	28,857	45,092
Petkim Petrokimya Holding AS (I)	600,726	972,504
Pinar Entegre Et ve Un Sanayi AS	28,775	114,916
Pinar SUT Mamulleri Sanayii AS (L)	40,679	378,948
Polyester Sanayi AS (I)	140,873	84,166
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	354,561
Sekerbank TAS (I)	578,736	571,275
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	296,223
Soda Sanayii AS	88,136	118,579
TAT Konserve Sanayii AS (I)	29,214	41,916
TAV Havalimanlari Holding AS	78,086	490,204
Tekfen Holding AS	207,445	767,942
Tekstil Bankasi AS (I)	140,973	134,278
Tofas Turk Otomobil Fabrikasi AS	85,375	639,417
Trakya Cam Sanayi AS	330,564	539,592
Tupras Turkiye Petrol Rafinerileri AS	46,481	1,242,056
Turcas Petrol AS	94,177	182,986
Turk Hava Yollari	554,754	2,565,244

60

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

	Shares	Value

Turkey (continued)

Turk Telekomunikasyon AS	171,343	$661,128
Turk Traktor ve Ziraat Makineleri AS	7,187	225,935
Turkcell Iletisim Hizmetleri AS (I)(L)	178,635	1,102,238
Turkcell Iletisim Hizmetleri AS, ADR (I)	45,008	691,773
Turkiye Garanti Bankasi AS	1,073,320	5,508,758
Turkiye Halk Bankasi AS	101,828	1,083,013
Turkiye Is Bankasi, Class C	708,794	2,609,923
Turkiye Sinai Kalkinma Bankasi AS	809,410	1,116,376
Turkiye Sise ve Cam Fabrikalari AS	567,436	961,393
Turkiye Vakiflar Bankasi Tao, Class D	797,411	2,509,773
Ulker Biskuvi Sanayi AS	134,348	1,028,683
Vestel Beyaz Esya Sanayi ve Ticaret AS (I)	121,350	187,223
Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	205,162
Yapi Kredi Sigorta AS (I)(L)	7,168	68,325
Yapi ve Kredi Bankasi AS	386,150	1,143,256
Zorlu Enerji Elektrik Uretim AS (I)	43,700	34,221

Ukraine 0.0%		700,745

Kernel Holding SA (I)	40,520	700,745

United States 0.0%		106,135

Integrated Memory Logic, Ltd. (I)	38,883	106,135

	Shares	Value

Preferred Securities 2.0%		$50,663,568

(Cost $53,408,407)

Brazil 2.0%		49,525,624

AES Tiete SA	52,519	565,699
Alpargatas SA	116,622	816,212
Banco ABC Brasil SA	108,261	720,796
Banco Bradesco SA	543,116	8,667,338
Banco Daycoval SA	90,600	411,164
Banco do Estado do Rio Grande do Sul SA	294,300	2,264,480
Banco Industrial e Comercial SA	117,473	285,757
Banco Panamericano SA (I)	166,400	497,227
Banco Pine SA	55,262	342,646
Banco Sofisa SA	73,400	126,800
Bardella SA Industrias Mecanicas	916	25,242
Braskem SA, A Shares (I)	6,300	48,799
Centrais Eletricas Brasileiras SA	28,248	132,549
Centrais Eletricas de Santa Catarina SA	3,700	37,384
Cia de Gas de Sao Paulo, A Shares	3,900	96,526
Cia Energetica do Ceara	10,287	211,235
Cia Ferro Ligas da Bahia - Ferbasa	74,676	477,664
Cia Paranaense de Energia	4,000	61,425
Companhia de Bebidas das Americas	153,400	5,802,098
Companhia de Transmissao de Energia Eletrica Paulista	16,618	287,777
Companhia Energetica de Minas Gerais	22,458	229,739
Companhia Energetica de Sao Paulo	83,195	796,292
Contax Participacoes SA	121,500	267,189
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	38,748	132,067
Eucatex SA Industria e Comercio	24,300	79,760

61

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

Brazil (continued)

Forjas Taurus SA	30,314	$35,950
Gol Linhas Aereas Inteligentes SA (I)	5,200	22,749
Inepar SA Industria e Construcoes (I)	122,505	81,792
Itau Unibanco Holding SA	177,320	2,661,704
Klabin SA	977,845	5,798,222
Lojas Americanas SA	221,417	1,754,341
Marcopolo SA	233,100	1,450,753
Oi SA	111,900	208,461
Parana Banco SA	21,100	132,010
Petroleo Brasileiro SA	357,356	3,335,300
Randon Participacoes SA	214,500	1,299,939
Saraiva SA Livreiros Editores	14,000	224,858
Suzano Papel e Celulose SA	266,053	950,278
Telefonica Brasil SA	25,000	616,888
Unipar Participacoes SA	854,010	191,393
Usinas Siderurgicas de Minas Gerais SA (I)	560,800	2,332,957
Vale SA	373,439	5,044,164

Chile 0.0%		887,132

Coca-Cola Embonor SA	720	2,083
Embotelladora Andina SA, Class B	86,063	541,024
Sociedad Quimica y Minera de Chile SA	7,394	344,025

Colombia 0.0%		226,060

Bancolombia SA	15,369	226,060

Malaysia 0.0%		24,752

TA Global BHD (I)	236,021	24,752
	Shares	Value

Warrants 0.0%		$138,964

(Cost $0)

Bangkokland PCL (Expiration Date: 6-22-18; Strike Price: THB 1.50) (I)	3,907,205	80,367
G J Steel PCL (Expiration Date: 2-7-20; Strike Price: THB 0.15) (I)	3,649,230	33,750
Loxley PCL (Expiration Date: 4-21-16; Strike Price: THB 7.00) (I)	12,352	676
Mah Sing Group BHD (Expiration Date: 3-18-18; Strike Price: MYR 2.38) (I)	17,719	5,060
Thoresen Thai Agencies PCL (Expiration Date: 9-12-15; Strike Price: THB 17.00) (I)	89,014	19,111

Rights 0.0%		$77,256

(Cost $49,400)

Actoz Soft Company, Ltd. (Expiration Date: 6-5-13; Strike Price: KRW 40,150) (I)	488	1,348
CETIP SA - Mercados Organizados (Expiration Date: 6-17-13; Strike Price: BRL
23.75) (I)	69	10
Empresas CMPC SA (Expiration Date: 6-8-13; Strike Price: CLP 1,480) (I)	46,892	15,907
Gijima Group, Ltd. (Expiration Date: 6-21-13; Strike Price: ZAR 0.05) (I)	921,871	916
Joao Fortes Engenharia SA (Expiration Date: 7-12-13; Strike Price: BRL 5.30) (I)	7	0
Kesoram Industries, Ltd. (Expiration Date: 6-17-13; Strike Price: INR 65.00) (I)	46,809	5,967
Masisa SA (Expiration Date: 6-29-13; Strike Price: CLP 45.5) (I)	549,598	6,021
OSX Brasil SA (Expiration Date: 6-24-13; Strike: BRL 40.14) (I)	499	5
PICC Property & Casualty Company, Ltd. (Expiration Date: 6-18-13; Strike Price: HKD
5.38) (I)	91,960	44,898
Polimex-Mostostal SA (Strike Price: PLN 0.52) (I)(N)	505,319	0
Vibhavadi Medical Center PCL (Strike Price: THB 1.00) (I)(N)	4,560	2,184

62

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 0.0%				$3

(Cost $5)

Malaysia 0.0%				3

K&N Kenanga Holdings BHD	5.000	12/13/13	17,954	3

		Yield (%)	Shares	Value

Securities Lending Collateral 7.9%				$195,032,206

(Cost $194,963,995)

John Hancock Collateral Investment Trust (W)		0.2184(Y)	19,486,852	195,032,206

Short-Term Investments 0.3%				$6,261,626

(Cost $6,261,626)

Money Market Funds 0.3%				6,261,626

State Street Institutional Liquid Reserves Fund		0.095 (Y)	6,261,626	6,261,626

Total investments (Cost $2,393,674,760)† 107.3%				$2,665,087,288

Other assets and liabilities, net (7.3%)				($180,445,905)

Total net assets 100.0%			$2,484,641,383

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
HKD	Hong Kong Dollars
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
PLN	Polish Zloty
THB	Thai Baht
ZAR	South African Rand

Security Abbreviations:

ADR American Depositary Receipts

GDR Global Depositary Receipt

NVDR Non-Voting Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-13.

(N) Strike price and/or expiration date not available.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-13.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $2,403,226,923. Net unrealized appreciation aggregated $261,860,365, of which $594,673,167 related to appreciated investment securities and $332,812,802 related to depreciated investment securities.

63

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

The Fund has the following sector allocation as a percentage of net assets on 5-31-13:

Financials	26.4%
Information Technology	12.1%
Materials	11.7%
Industrials	10.7%
Consumer Discretionary	10.6%
Energy	9.2%
Consumer Staples	9.0%
Telecommunication Services	4.2%
Utilities	3.0%
Health Care	2.2%
Short-Term Investments & Other	0.9%

64

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

Notes to the Schedule of Investments

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of May, 31, 2013 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/13	Price	Inputs	Inputs
Common Stocks
Australia	$338,423	—	$338,423	—
Brazil	240,735,981	$240,735,981	—	—
Cayman Islands	23,455	—	23,455	—
Chile	44,289,027	44,289,027	—	—
China	249,721,604	25,508,158	223,798,026	$415,420
Colombia	14,209,493	14,209,493	—	—
Cyprus	817,945	—	817,945	—
Czech Republic	6,914,782	—	6,914,782	—
Egypt	813,627	—	813,627	—
Guernsey Channel Islands	72,764	—	72,764	—
Hong Kong	128,141,292	21,798,012	106,177,782	165,498
Hungary	8,154,406	—	8,154,406	—
India	187,910,006	36,638,534	149,569,732	1,701,740
Indonesia	96,097,327	3,218,508	92,642,884	235,935

65

Emerging Markets Fund
Fund’s investments
As of 5-31-13 (Unaudited)

Israel	154,918	—	154,918	—
Luxembourg	42,895	—	42,895	—
Malaysia	108,379,725	—	108,379,725	—
Malta	1,386,320	—	1,386,320	—
Mexico	137,367,389	137,367,389	—	—
Netherlands	1,777,788	1,754,255	23,533	—
Peru	1,970,332	1,970,332	—	—
Philippines	39,134,473	—	39,134,473	—
Poland	41,062,644	—	41,062,644	—
Russia	65,950,988	452,136	65,498,852	—
South Africa	167,556,446	11,903,819	155,652,627	—
South Korea	376,617,059	27,470,729	349,118,844	27,486
Taiwan	347,721,395	7,926,077	339,795,318	—
Thailand	85,896,449	—	85,896,449	—
Turkey	58,847,832	691,773	58,149,908	6,151
Ukraine	700,745	—	700,745	—
United States	106,135	—	106,135	—
Preferred Securities
Brazil	49,525,624	49,525,624	—	—
Chile	887,132	887,132	—	—
Colombia	226,060	226,060	—	—
Malaysia	24,752	—	24,752	—
Warrants	138,964	57,921	81,043	—
Rights	77,256	16,838	59,070	1,348
Corporate Bonds
Malaysia	3	—	—	3
Securities Lending Collateral	195,032,206	195,032,206	—	—
Short-Term Investments	6,261,626	6,261,626	—	—
Total Investments in Securities	$2,665,087,288	$827,941,630	$1,834,592,077	$2,553,581

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

66

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Emerging Markets Fund.

368Q3 5/13
7/13

John Hancock

MUTUAL FUNDS

John Hancock U.S. Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

U.S. Equity Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Common Stocks 99.3%		$1,713,177,275

(Cost $1,196,200,113)

Consumer Discretionary 8.2%		141,422,039

Auto Components 0.2%
Dana Holding Corp.	15,900	300,828
Delphi Automotive PLC	29,900	1,459,419
TRW Automotive Holdings Corp. (I)	15,000	950,250

Automobiles 0.4%
General Motors Company (I)	218,701	7,411,773

Distributors 0.2%
Genuine Parts Company	42,900	3,335,046

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A (I)	15,800	315,842
DeVry, Inc.	9,300	290,439
H&R Block, Inc.	16,300	477,101

Hotels, Restaurants & Leisure 2.7%
Burger King Worldwide, Inc. (L)	21,300	393,624
Marriott Vacations Worldwide Corp. (I)	4,800	212,400
McDonald's Corp.	329,830	31,851,683
Panera Bread Company, Class A (I)	9,310	1,785,937
Ruth's Hospitality Group, Inc.	5,900	66,080
Starbucks Corp.	144,000	9,082,080
Yum! Brands, Inc.	43,000	2,913,250

Household Durables 0.1%
Skullcandy, Inc. (I)	3,600	20,808
Whirlpool Corp.	7,400	945,424

Leisure Equipment & Products 0.0%
Mattel, Inc.	11,900	532,525

Media 0.3%
Clear Channel Outdoor Holdings, Inc., Class A (I)	3,100	26,567
DIRECTV (I)	16,800	1,026,984
Gannett Company, Inc.	43,600	937,400
Lamar Advertising Company, Class A (I)	20,500	957,965
Meredith Corp. (L)	6,900	282,762
Morningstar, Inc.	5,300	364,534
News Corp., Class B	17,300	557,752
The McGraw-Hill Companies, Inc.	11,500	627,325
Valassis Communications, Inc.	11,500	298,885
Virgin Media, Inc.	13,200	655,512

Multiline Retail 0.5%
Dollar Tree, Inc. (I)	72,200	3,468,488
Family Dollar Stores, Inc.	14,200	868,330
J.C. Penney Company, Inc. (I)(L)	30,800	541,464
Kohl's Corp.	25,800	1,326,378
Sears Canada, Inc.	1	9
Sears Holdings Corp. (I)(L)	37,500	1,831,125
Target Corp.	15,900	1,105,050

Specialty Retail 2.1%
Advance Auto Parts, Inc.	8,800	717,376
AutoNation, Inc. (I)	31,300	1,450,129

1

U.S. Equity Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

AutoZone, Inc. (I)	5,000	$2,044,150
Barnes & Noble, Inc. (I)	11,500	258,750
Bed Bath & Beyond, Inc. (I)(L)	79,700	5,439,525
Best Buy Company, Inc.	31,600	870,580
Big 5 Sporting Goods Corp.	5,300	106,053
Body Central Corp. (I)	1,900	23,351
GameStop Corp., Class A	22,597	749,317
Lowe's Companies, Inc.	27,800	1,170,658
O'Reilly Automotive, Inc. (I)	7,400	805,934
Ross Stores, Inc.	73,200	4,706,760
Sears Hometown And Outlet Stores Inc (I)	5,000	278,100
Staples, Inc.	75,600	1,134,000
The Gap, Inc.	21,700	879,935
The Home Depot, Inc.	63,100	4,963,446
TJX Companies, Inc.	228,600	11,569,446

Textiles, Apparel & Luxury Goods 1.6%
Coach, Inc.	87,100	5,074,446
Hanesbrands, Inc.	7,200	358,992
Iconix Brand Group, Inc. (I)	10,300	309,927
NIKE, Inc., Class B	236,560	14,586,290
Ralph Lauren Corp.	9,400	1,645,846
VF Corp.	27,510	5,057,989

Consumer Staples 21.5%		370,740,406

Beverages 5.8%
Beam, Inc.	9,200	596,528
Brown-Forman Corp., Class B	42,500	2,924,850
Monster Beverage Corp. (I)	48,020	2,621,412
PepsiCo, Inc.	508,570	41,077,199
The Coca-Cola Company	1,316,800	52,658,832

Food & Staples Retailing 3.6%
Costco Wholesale Corp.	50,600	5,549,302
CVS Caremark Corp.	96,900	5,579,502
Safeway, Inc.	20,800	478,608
SUPERVALU, Inc. (I)(L)	36,700	237,082
Sysco Corp. (L)	232,600	7,861,880
Wal-Mart Stores, Inc.	541,033	40,490,910
Walgreen Company	39,400	1,881,744

Food Products 1.9%
Bunge, Ltd.	9,300	647,280
Campbell Soup Company	41,300	1,768,053
Flowers Foods, Inc.	24,200	807,554
General Mills, Inc.	213,700	10,060,996
H.J. Heinz Company	69,900	5,057,964
Hormel Foods Corp.	50,800	2,022,856
Kellogg Company	66,000	4,095,300
McCormick & Company, Inc., Non-Voting Shares	41,100	2,839,188
Smithfield Foods, Inc. (I)	1	33
The Hershey Company	52,100	4,642,631
The J.M. Smucker Company	9,200	928,832

Household Products 6.0%
Church & Dwight Company, Inc.	47,400	2,882,394
Colgate-Palmolive Company	308,000	17,814,720
Harbinger Group, Inc. (I)	14,300	123,266

2

U.S. Equity Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Kimberly-Clark Corp.	110,400	$10,690,032
The Clorox Company	42,100	3,497,668
The Procter & Gamble Company	899,900	69,076,324

Personal Products 0.5%
Herbalife, Ltd. (L)	35,500	1,656,785
Nu Skin Enterprises, Inc., Class A	11,300	664,440
The Estee Lauder Companies, Inc., Class A	76,760	5,202,793

Tobacco 3.7%
Lorillard, Inc. (L)	126,570	5,371,631
Philip Morris International, Inc.	588,857	53,532,990
Reynolds American, Inc.	107,100	5,152,581
Universal Corp.	4,200	246,246

Energy 4.2%		72,551,128

Energy Equipment & Services 0.0%
Cal Dive International, Inc. (I)	18,100	37,467
Gulfmark Offshore, Inc., Class A	5,600	256,816

Oil, Gas & Consumable Fuels 4.2%
Apache Corp.	65,218	5,356,354
Chevron Corp.	245,514	30,136,844
ConocoPhillips	48,500	2,974,990
Exxon Mobil Corp.	183,200	16,574,104
Harvest Natural Resources, Inc. (I)	6,100	17,690
HollyFrontier Corp.	15,500	767,250
James River Coal Company (I)(L)	21,500	55,685
Marathon Oil Corp.	82,500	2,837,175
Marathon Petroleum Corp.	32,900	2,714,250
Murphy Oil Corp.	10,300	652,196
Occidental Petroleum Corp.	26,500	2,439,855
Overseas Shipholding Group, Inc. (I)	27,600	80,040
Phillips 66	54,800	3,648,036
Tesoro Corp.	15,600	961,740
USEC, Inc. (I)	14,400	5,321
Valero Energy Corp.	68,300	2,775,029
Western Refining, Inc.	7,800	260,286

Financials 6.7%		114,878,018

Capital Markets 0.8%
American Capital, Ltd. (I)	26,700	355,911
Apollo Investment Corp.	39,500	327,455
Ares Capital Corp.	24,100	413,556
BlackRock Kelso Capital Corp.	22,900	228,084
Federated Investors, Inc., Class B (L)	19,300	534,031
Fifth Street Finance Corp.	29,625	311,063
Franklin Resources, Inc.	6,800	1,052,708
FXCM, Inc., Class A	3,600	49,932
Golub Capital BDC, Inc.	8,300	145,333
Legg Mason, Inc.	13,300	466,032
Morgan Stanley	113,600	2,942,240
PennantPark Investment Corp.	17,100	190,494
Solar Capital, Ltd.	10,300	236,900
The Bank of New York Mellon Corp.	30,000	901,800
The Goldman Sachs Group, Inc.	27,800	4,505,824
Walter Investment Management Corp. (I)	7,000	254,870

3

U.S. Equity Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 0.3%
M&T Bank Corp. (L)	4,800	$503,520
Popular, Inc. (I)	16,000	480,000
SunTrust Banks, Inc.	26,300	843,967
Wells Fargo & Company	66,200	2,684,410

Consumer Finance 0.3%
Capital One Financial Corp.	17,100	1,041,903
Cash America International, Inc.	3,400	162,214
Discover Financial Services	21,400	1,014,574
Portfolio Recovery Associates, Inc. (I)	2,400	365,448
SLM Corp.	72,700	1,725,898
World Acceptance Corp. (I)	3,200	295,552

Diversified Financial Services 2.9%
Bank of America Corp.	1,116,436	15,250,516
Citigroup, Inc.	331,200	17,219,088
JPMorgan Chase & Company	329,974	18,013,281

Insurance 2.0%
Aflac, Inc.	77,200	4,299,268
American Financial Group, Inc.	9,000	437,040
American International Group, Inc. (I)	160,000	7,113,600
Aon PLC	10,600	674,902
Aspen Insurance Holdings, Ltd.	6,700	246,158
Assurant, Inc.	21,800	1,084,332
CNO Financial Group, Inc.	32,500	401,050
Fidelity National Financial, Inc., Class A	23,100	607,761
Genworth Financial, Inc., Class A (I)	93,900	1,015,059
Hartford Financial Services Group, Inc.	66,900	2,049,147
HCC Insurance Holdings, Inc.	9,600	411,360
Lincoln National Corp.	39,100	1,394,306
MBIA, Inc. (I)	25,500	363,375
MetLife, Inc.	82,800	3,660,588
PartnerRe, Ltd.	3,700	335,405
Primerica, Inc.	9,000	316,980
Principal Financial Group, Inc.	19,100	722,935
Protective Life Corp.	11,000	425,480
Prudential Financial, Inc.	40,900	2,820,873
StanCorp Financial Group, Inc.	8,300	377,069
Symetra Financial Corp.	32,300	450,908
The Allstate Corp.	31,900	1,538,856
The Travelers Companies, Inc.	23,400	1,959,048
Torchmark Corp. (L)	13,600	877,336
Unum Group	31,100	885,728
Validus Holdings, Ltd.	11,300	408,043

Real Estate Investment Trusts 0.4%
AG Mortgage Investment Trust, Inc.	7,700	176,253
American Capital Agency Corp.	52,700	1,359,660
American Capital Mortgage Investment Corp.	10,300	217,021
Apollo Residential Mortgage, Inc.	5,400	102,924
ARMOUR Residential REIT, Inc.	76,800	396,288
Chimera Investment Corp.	153,700	468,785
Colony Financial, Inc.	13,800	305,670
CommonWealth REIT	10,700	218,708
CYS Investments, Inc.	27,800	285,784
General Growth Properties, Inc.	29,800	611,794

4

U.S. Equity Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Hatteras Financial Corp.	14,100	$364,062
Invesco Mortgage Capital, Inc.	24,900	464,385
New Residential Investment Corp.	273	1,867
Newcastle Investment Corp.	26,000	131,560
NorthStar Realty Finance Corp. (L)	36,700	309,381
PennyMac Mortgage Investment Trust	14,100	305,265
Starwood Property Trust, Inc.	26,300	667,231
Two Harbors Investment Corp.	57,500	634,225

Real Estate Management & Development 0.0%
Tejon Ranch Company (I)	1,300	39,208
The St. Joe Company (I)(L)	20,800	424,736

Health Care 27.7%		477,222,921

Biotechnology 1.5%
Amgen, Inc.	91,200	9,168,336
Biogen Idec, Inc. (I)	48,090	11,420,894
Celgene Corp. (I)	13,300	1,644,545
Gilead Sciences, Inc. (I)	62,800	3,421,344
Idenix Pharmaceuticals, Inc. (I)(L)	13,500	63,990
PDL BioPharma, Inc. (L)	38,200	315,150
Theravance, Inc. (I)(L)	12,400	434,496

Health Care Equipment & Supplies 6.2%
Abbott Laboratories	495,600	18,173,652
Baxter International, Inc.	199,200	14,009,736
Becton, Dickinson and Company	64,900	6,400,438
C.R. Bard, Inc.	26,180	2,698,896
Covidien PLC	169,500	10,780,200
DENTSPLY International, Inc.	15,400	643,104
Edwards Lifesciences Corp. (I)	38,320	2,546,747
IDEXX Laboratories, Inc. (I)	19,100	1,574,604
Intuitive Surgical, Inc. (I)	13,370	6,651,976
Medtronic, Inc.	421,234	21,487,146
ResMed, Inc. (L)	40,100	1,924,800
St. Jude Medical, Inc.	95,500	4,128,465
Stryker Corp.	100,800	6,692,112
Varian Medical Systems, Inc. (I)	37,600	2,519,576
Zimmer Holdings, Inc.	75,100	5,896,101

Health Care Providers & Services 3.7%
Aetna, Inc.	51,505	3,109,872
AmerisourceBergen Corp.	17,600	951,808
Amsurg Corp. (I)	7,400	262,922
Cardinal Health, Inc.	19,800	929,808
Cigna Corp.	35,800	2,430,820
Community Health Systems, Inc.	19,500	939,315
Express Scripts Holding Company (I)	131,810	8,188,037
HCA Holdings, Inc.	42,200	1,648,332
Health Management Associates, Inc., Class A (I)	56,600	780,514
Henry Schein, Inc. (I)	30,200	2,907,958
Humana, Inc.	18,200	1,470,196
Laboratory Corp. of America Holdings (I)	64,800	6,446,952
LifePoint Hospitals, Inc. (I)	10,500	522,165
MEDNAX, Inc. (I)	23,000	2,135,090
Patterson Companies, Inc.	15,900	621,372
Quest Diagnostics, Inc. (L)	52,400	3,240,416

5

U.S. Equity Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Health Care (continued)

Tenet Healthcare Corp. (I)	14,300	$677,391
UnitedHealth Group, Inc.	375,746	23,532,972
WellPoint, Inc.	33,700	2,593,889

Health Care Technology 0.2%
Cerner Corp. (I)	40,820	4,011,790

Life Sciences Tools & Services 0.4%
Life Technologies Corp. (I)	19,900	1,474,590
Mettler-Toledo International, Inc. (I)	4,000	873,040
Techne Corp.	12,100	804,771
Waters Corp. (I)	28,700	2,775,577

Pharmaceuticals 15.7%
Allergan, Inc.	98,526	9,802,352
Bristol-Myers Squibb Company	501,800	23,087,818
Eli Lilly & Company	440,600	23,422,296
Endo Health Solutions, Inc. (I)(L)	12,700	461,010
Forest Laboratories, Inc. (I)	15,800	628,050
Johnson & Johnson	960,300	80,838,054
Merck & Company, Inc. (L)	1,344,425	62,784,648
Pfizer, Inc.	2,580,712	70,272,788

Industrials 3.7%		64,269,485

Aerospace & Defense 0.6%
Alliant Techsystems, Inc.	6,800	533,936
Engility Holdings, Inc. (I)	4,800	122,736
Exelis, Inc.	33,000	400,950
General Dynamics Corp.	49,200	3,793,320
L-3 Communications Holdings, Inc.	15,900	1,352,931
Northrop Grumman Corp.	7,900	650,881
Raytheon Company	44,700	2,978,808

Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc. (L)	54,100	3,066,929
Pacer International, Inc. (I)	1,600	9,776

Airlines 0.1%
Delta Air Lines, Inc. (I)	23,900	430,439
United Continental Holdings, Inc. (I)	10,400	337,584

Commercial Services & Supplies 0.3%
Deluxe Corp.	10,600	396,440
Pitney Bowes, Inc. (L)	28,000	411,040
Quad/Graphics, Inc. (L)	5,700	132,810
R.R. Donnelley & Sons Company (L)	24,000	318,480
Rollins, Inc.	27,550	695,913
Stericycle, Inc. (I)	28,200	3,095,232

Industrial Conglomerates 2.0%
3M Company	228,600	25,207,722
Danaher Corp.	102,200	6,318,004
General Electric Company	147,700	3,444,364

Machinery 0.0%
Oshkosh Corp. (I)	11,000	438,020

Marine 0.0%
Genco Shipping & Trading, Ltd. (I)(L)	14,800	23,384

6

U.S. Equity Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Industrials (continued)

Professional Services 0.1%
The Dun & Bradstreet Corp. (L)	8,600	$844,004
Verisk Analytics, Inc., Class A (I)	22,600	1,329,332

Trading Companies & Distributors 0.4%
Fastenal Company (L)	69,300	3,616,074
W.W. Grainger, Inc.	15,480	3,985,171

Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc. (I)	19,100	335,205

Information Technology 26.0%		448,953,966

Communications Equipment 2.6%
Cisco Systems, Inc.	505,406	12,170,176
Harris Corp.	16,200	812,106
QUALCOMM, Inc.	495,498	31,454,213
ViaSat, Inc. (I)	14,400	1,008,864

Computers & Peripherals 2.0%
Apple, Inc.	31,200	14,030,016
Dell, Inc.	195,615	2,611,460
EMC Corp. (I)	261,100	6,464,836
Hewlett-Packard Company	368,134	8,989,832
Lexmark International, Inc., Class A	10,900	332,559
Seagate Technology PLC	19,700	848,676
Western Digital Corp.	23,400	1,481,688

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc. (I)	11,300	449,288
Corning, Inc.	40,300	619,411
Ingram Micro, Inc., Class A (I)	16,800	321,048

Internet Software & Services 4.6%
AOL, Inc. (I)	8,400	291,144
Google, Inc., Class A (I)	89,600	77,988,736
j2 Global, Inc.	7,700	314,853
United Online, Inc.	10,400	70,824
VistaPrint NV (I)(L)	11,800	542,210

IT Services 7.2%
Accenture PLC, Class A	234,600	19,263,006
Amdocs, Ltd.	57,000	2,034,900
Automatic Data Processing, Inc.	146,500	10,067,480
Booz Allen Hamilton Holding Corp.	3,700	64,528
CACI International, Inc., Class A (I)	4,100	262,974
Cognizant Technology Solutions Corp., Class A (I)	64,100	4,144,065
Computer Sciences Corp.	11,300	504,093
DST Systems, Inc.	3,200	218,176
Fiserv, Inc. (I)	10,100	880,316
FleetCor Technologies, Inc. (I)	4,900	426,692
Global Payments, Inc.	22,700	1,088,692
Higher One Holdings, Inc. (I)(L)	5,200	56,680
IBM Corp.	355,077	73,863,118
Jack Henry & Associates, Inc.	29,700	1,393,821
ManTech International Corp., Class A	7,600	205,884
Mastercard, Inc., Class A	2,890	1,648,023
NeuStar, Inc., Class A (I)	24,300	1,177,578
Paychex, Inc. (L)	110,700	4,121,361

7

U.S. Equity Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Information Technology (continued)

Syntel, Inc.	5,800	$370,678
Teradata Corp. (I)	24,500	1,365,875
The Western Union Company	36,800	602,784
Total Systems Services, Inc.	36,100	848,711

Office Electronics 0.0%
Xerox Corp.	57,100	501,909

Semiconductors & Semiconductor Equipment 0.4%
First Solar, Inc. (I)(L)	10,500	570,990
Intel Corp.	206,200	5,006,536
Marvell Technology Group, Ltd.	38,500	417,340

Software 9.1%
ANSYS, Inc. (I)	28,000	2,086,000
BMC Software, Inc. (I)	41,200	1,866,154
Citrix Systems, Inc. (I)	57,700	3,712,995
FactSet Research Systems, Inc. (L)	14,890	1,462,049
Intuit, Inc.	94,100	5,499,204
MICROS Systems, Inc. (I)	26,600	1,122,520
Microsoft Corp.	2,515,985	87,757,557
Oracle Corp.	1,528,455	51,600,641
Symantec Corp. (I)	38,400	859,776
Synopsys, Inc. (I)	29,600	1,078,920

Materials 0.2%		4,364,200

Chemicals 0.1%
LyondellBasell Industries NV, Class A (L)	27,200	1,812,880
Sigma-Aldrich Corp.	15,000	1,254,900

Containers & Packaging 0.0%
Boise, Inc.	26,800	216,008

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.	29,600	919,080

Paper & Forest Products 0.0%
Resolute Forest Products, Inc. (I)	10,600	161,332

Telecommunication Services 0.7%		12,075,782

Diversified Telecommunication Services 0.6%
AT&T, Inc.	153,605	5,374,639
Frontier Communications Corp. (L)	122,700	507,978
Neutral Tandem, Inc.	2,200	12,804
Verizon Communications, Inc.	79,000	3,829,920

Wireless Telecommunication Services 0.1%
NII Holdings, Inc. (I)(L)	28,100	216,651
Sprint Nextel Corp. (I)	292,300	2,133,790

Utilities 0.4%		6,699,330

Electric Utilities 0.3%
American Electric Power Company, Inc.	31,600	1,447,912
Entergy Corp.	16,660	1,147,541
Exelon Corp.	45,300	1,419,702
Portland General Electric Company	9,700	295,268

Gas Utilities 0.0%
The Laclede Group, Inc.	2,500	118,325

8

U.S. Equity Fund
As of 5-31-13 (Unaudited)

		Shares	Value

Utilities (continued)

UGI Corp.		10,600	$404,814

Independent Power Producers & Energy Traders 0.0%
NRG Energy, Inc.		22,100	563,992

Multi-Utilities 0.1%
Public Service Enterprise Group, Inc.		39,400	1,301,776

	Yield (%)	Shares	Value

Securities Lending Collateral 5.5%			$94,437,971

(Cost $94,438,692)

John Hancock Collateral Investment Trust (W)	0.2184 (Y)	9,435,871	94,437,971

Short-Term Investments 0.4%			$6,680,186

(Cost $6,680,186)

Money Market Funds 0.4%			$6,680,186

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	6,680,186	6,680,186

Total investments (Cost $1,297,318,991)† 105.2%			$1,814,295,432

Other assets and liabilities, net (5.2%)			($89,326,902)

Total net assets 100.0%		$1,724,968,530

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-13.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,338,585,047. Net unrealized appreciation aggregated $475,710,385, of which $478,398,453 related to appreciated investment securities and $2,688,068 related to depreciated investment securities.

9

U.S. Equity Fund
As of 5-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Equity Fund.

390Q3 5/13
7/13

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.0%
U.S. Government - 2.6%
U.S. Treasury Bond 3.125%, 02/15/2043		$14,480,000	$14,063,700
U.S. Treasury Notes
1.375%, 02/28/2019		2,000,000	2,017,344
1.500%, 07/31/2016		2,740,000	2,820,488
1.750%, 05/15/2023		15,608,000	15,064,155
2.000%, 11/15/2021		2,500,000	2,526,368
2.125%, 08/15/2021		915,000	936,874
2.375%, 05/31/2018		3,700,000	3,942,813
2.625%, 08/15/2020 to 11/15/2020		2,415,000	2,587,335
U.S. Treasury Strips, PO
3.024%, 11/15/2030		4,485,000	2,569,609

			46,528,686
U.S. Government Agency - 23.4%
Federal Home Loan Mortgage Corp.
3.500%, 05/01/2042 to 06/01/2042		17,584,501	18,226,748
4.500%, 09/01/2041 to 10/01/2041		10,303,773	10,963,683
5.000%, 03/01/2041 to 04/01/2041		7,332,663	8,013,766
6.500%, 06/01/2037 to 09/01/2039		3,211,841	3,587,044
Federal National Mortgage Association
2.157%, 05/01/2035 (P)		788,746	835,779
2.427%, 04/01/2042 (P)		1,205,567	1,252,756
2.440%, 04/01/2036 (P)		148,286	155,965
2.496%, 01/01/2036 (P)		486,862	522,336
2.621%, 07/01/2033 (P)		995	1,065
3.000%, to 03/01/2043		56,382,885	56,978,604
3.500%, to 03/01/2026		51,151,791	53,127,624
4.000%, to 05/01/2042		68,131,485	72,102,212
4.500%, to 04/01/2042		70,903,153	75,913,525
5.000%, 05/01/2018 to 04/01/2041		49,479,135	53,931,543
5.500%, 02/01/2018 to 03/01/2039		29,658,976	32,231,273
6.000%, 09/01/2022 to 02/01/2037		7,885,597	8,667,540
6.250%, 05/15/2029		157,000	216,451
6.500%, 02/01/2036 to 06/01/2039		5,913,393	6,605,833
7.000%, 04/01/2017 to 06/01/2032		10,900	12,488
7.500%, 09/01/2029 to 08/01/2031		2,264	2,653
Government National
Mortgage Association
4.000%, TBA (C)		7,500,000	7,963,820
5.000%, 04/15/2035		28,142	30,503
5.500%, 03/15/2035		17,668	19,375
6.000%, 03/15/2033 to 06/15/2033		12,674	14,323
6.500%, 09/15/2028 to 08/15/2031		2,820	3,297
7.000%, 04/15/2029		1,352	1,564
8.000%, 10/15/2026		1,227	1,442

			411,383,212

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $458,551,079)			$457,911,898

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,510,000	1,328,800
Republic of Argentina
1.180%, 12/31/2038 (P)	ARS	177,218	15,597
5.830%, 12/31/2033 (P)		72,870	19,585
9.224%, 12/15/2035 (P)		393,449	5,593

			1,369,575

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan - 0.0%
Government of Japan
1.500%, 09/20/2014	JPY	1,350,000	$13,679
Mexico - 0.0%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	406,700	35,800
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	9,006
9.375%, 04/01/2029		1,000	1,581

			10,587

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,597,943)			$1,429,641

CORPORATE BONDS - 42.4%
Consumer Discretionary - 4.2%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		1,030,000	1,107,211
AMC Entertainment, Inc.
8.750%, 06/01/2019		435,000	477,413
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		175,000	188,344
American Standard Americas
10.750%, 01/15/2016 (S)		450,000	470,250
Arcelik AS
5.000%, 04/03/2023 (S)		750,000	753,750
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	656,686
AutoNation, Inc.
5.500%, 02/01/2020		$1,090,000	1,188,100
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	992,303
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		1,850,000	2,065,063
Burlington Holdings LLC, PIK
9.000%, 02/15/2018 (S)		445,000	452,231
CBS Corp.
7.875%, 07/30/2030		1,555,000	2,057,728
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,180,000	1,292,100
Cinemark USA, Inc.
4.875%, 06/01/2023 (S)		835,000	831,869
7.375%, 06/15/2021		470,000	525,225
8.625%, 06/15/2019		420,000	471,240
Cogeco Cable, Inc.
4.875%, 05/01/2020 (S)		335,000	334,163
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,289,453
COX Communications, Inc.
4.625%, 06/01/2013		340,000	340,000
5.450%, 12/15/2014		70,000	75,073
CSC Holdings LLC
7.875%, 02/15/2018		840,000	987,000
CST Brands, Inc.
5.000%, 05/01/2023 (S)		455,000	459,550
Darden Restaurants, Inc.
6.800%, 10/15/2037		835,000	966,395
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		705,000	782,550
Expedia, Inc.
5.950%, 08/15/2020		1,285,000	1,428,265

1

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Company
4.750%, 01/15/2043	$1,145,000	$1,068,007
6.625%, 10/01/2028	325,000	376,209
Ford Motor Credit Company LLC
5.000%, 05/15/2018	1,385,000	1,526,913
5.875%, 08/02/2021	4,273,000	4,873,322
8.000%, 12/15/2016	1,285,000	1,542,988
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)	295,000	292,419
4.250%, 05/15/2023 (S)	370,000	360,750
Greektown Superholdings, Inc.
13.000%, 07/01/2015	1,390,000	1,490,775
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,021,737
Hillman Group, Inc.
10.875%, 06/01/2018	993,000	1,097,265
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,542,537
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)	830,000	890,319
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,430,744
Kia Motors Corp.
3.625%, 06/14/2016 (S)	790,000	827,521
Landry’s, Inc.
9.375%, 05/01/2020 (S)	1,155,000	1,256,063
Limited Brands, Inc.
6.625%, 04/01/2021	1,620,000	1,850,850
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)	716,000	694,520
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,140,000	1,311,093
Marina District Finance Company, Inc.
9.500%, 10/15/2015	1,005,000	1,052,738
MGM Resorts International
8.625%, 02/01/2019	670,000	792,275
New Look Bondco I PLC
8.375%, 05/14/2018 (S)	380,000	370,500
News America, Inc.
6.150%, 03/01/2037 to 02/15/2041	1,180,000	1,373,299
6.400%, 12/15/2035	430,000	509,057
6.650%, 11/15/2037	865,000	1,050,127
6.750%, 01/09/2038	2,000	2,339
7.750%, 12/01/2045	9,000	12,263
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,671,075
QVC, Inc.
4.375%, 03/15/2023 (S)	1,030,000	1,036,796
5.125%, 07/02/2022	680,000	727,512
RHP Hotel Properties LP
5.000%, 04/15/2021 (S)	225,000	228,375
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)	445,000	489,500
Schaeffler Finance BV
4.750%, 05/15/2021 (S)	250,000	245,625
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,205,000	1,319,475
7.750%, 10/01/2017 (S)	795,000	848,663
Station Casinos LLC
7.500%, 03/01/2021 (S)	910,000	953,225

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Sugarhouse HSP Gaming Property
Mezzanine LP
6.375%, 06/01/2021 (S)	$455,000	$457,275
Target Corp.
7.000%, 01/15/2038	168,000	230,199
Time Warner Cable, Inc.
4.500%, 09/15/2042	1,650,000	1,475,588
5.000%, 02/01/2020	1,000,000	1,128,111
5.500%, 09/01/2041	1,450,000	1,475,624
6.550%, 05/01/2037	550,000	633,754
6.750%, 07/01/2018	750,000	909,386
8.250%, 04/01/2019	1,135,000	1,463,150
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	44,649
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	727,375
Time Warner, Inc.
3.400%, 06/15/2022 (L)	1,500,000	1,518,528
7.625%, 04/15/2031	9,000	12,201
Toll Brothers Finance Corp.
4.375%, 04/15/2023	355,000	358,550
Toys R Us Property Company II LLC
8.500%, 12/01/2017	330,000	349,388
Toys R Us, Inc.
10.375%, 08/15/2017	660,000	721,050
Viacom, Inc.
4.375%, 03/15/2043 (S)	1,078,000	976,152
6.125%, 10/05/2017	1,500,000	1,767,996
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	112,162	49,854
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)	101,000	106,555
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	825,000	924,000
Wynn Las Vegas LLC
4.250%, 05/30/2023 (S)	1,085,000	1,055,163
Yum! Brands, Inc.
6.250%, 03/15/2018	405,000	479,633
6.875%, 11/15/2037	965,000	1,214,307

		74,407,326
Consumer Staples - 1.9%
Ajecorp BV
6.500%, 05/14/2022 (S)	1,110,000	1,198,800
Alliance One International, Inc.
10.000%, 07/15/2016	2,045,000	2,149,806
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,323
B&G Foods, Inc.
4.625%, 06/01/2021	650,000	650,000
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	1,105,000	1,415,491
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	801,709
ConAgra Foods, Inc.
3.200%, 01/25/2023	1,055,000	1,041,086
Corporacion Pesquera Inca SAC
9.000%, 02/10/2017 (S)	1,110,000	1,168,275
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	343,205	456,263
General Mills, Inc.
5.700%, 02/15/2017	245,000	282,051
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	1,315,000	1,400,475

2

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
KazAgro National Management Holding
JSC
4.625%, 05/24/2023 (S)	$645,000	$615,245
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	513,459
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,177,300
Michael Foods Holding, Inc., PIK
8.500%, 07/15/2018 (S)	260,000	274,300
Mondelez International, Inc.
6.125%, 02/01/2018	151,000	177,905
Nabisco, Inc.
7.550%, 06/15/2015	229,000	258,865
Revlon Consumer Products Corp.
5.750%, 02/15/2021 (S)	960,000	976,800
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,945,926
Rite Aid Corp.
9.250%, 03/15/2020	1,975,000	2,229,281
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	570,782
Safeway, Inc.
4.750%, 12/01/2021 (L)	415,000	440,560
5.000%, 08/15/2019	2,760,000	3,045,514
7.250%, 02/01/2031	680,000	781,654
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,495,521
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	1,660,000	1,776,200
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	208,000	218,194
TESCO PLC
6.150%, 11/15/2037 (S)	570,000	682,141
The Clorox Company
5.950%, 10/15/2017	500,000	585,544
The Kroger Company
6.800%, 12/15/2018	920,000	1,119,443
7.000%, 05/01/2018	580,000	698,347
The Sun Products Corp.
7.750%, 03/15/2021 (S)	880,000	888,800
Tops Holding Corp.
8.875%, 12/15/2017 (S)	488,000	536,800
Tops Holding II Corp., PIK
8.750%, 06/15/2018 (S)	785,000	790,888
Vector Group, Ltd.
7.750%, 02/15/2021 (S)	620,000	661,850
YCC Holdings LLC, PIK
10.250%, 02/15/2016	1,110,000	1,141,924

		34,180,522
Energy - 5.7%
Afren PLC
10.250%, 04/08/2019 (S)	710,000	835,201
11.500%, 02/01/2016 (S)	600,000	705,060
Anadarko Petroleum Corp.
6.450%, 09/15/2036	2,750,000	3,356,540
8.700%, 03/15/2019	500,000	662,676
Apache Corp.
6.900%, 09/15/2018	455,000	566,177
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,335,000	3,435,050
BJ Services Company
6.000%, 06/01/2018	880,000	1,051,511

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets PLC
2.750%, 05/10/2023	$720,000	$687,221
4.750%, 03/10/2019	1,000,000	1,143,825
BreitBurn Energy Partners LP
7.875%, 04/15/2022	675,000	732,375
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,165,541
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,413,690
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,199
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	765,000	727,511
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,223,598
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,577,518
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,940,000	2,947,350
DCP Midstream Operating LP
3.875%, 03/15/2023	725,000	712,447
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,058,000
5.625%, 01/15/2014	400,000	411,979
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,427,860
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	556,393
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	708,649
7.500%, 04/15/2038	600,000	754,122
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,166,107
Energy Transfer Partners LP
5.200%, 02/01/2022	1,850,000	2,040,317
6.500%, 02/01/2042	2,000,000	2,257,372
6.700%, 07/01/2018	1,700,000	2,040,984
9.700%, 03/15/2019	1,230,000	1,641,825
Enersis SA
7.375%, 01/15/2014	12,000	12,416
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	499,423
6.125%, 10/15/2039	1,000,000	1,170,741
6.300%, 09/15/2017	820,000	973,552
6.875%, 03/01/2033	209,000	260,911
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,926,850
EP Energy LLC
7.750%, 09/01/2022	635,000	708,025
EV Energy Partners LP
8.000%, 04/15/2019	1,135,000	1,166,213
Exterran Partners LP
6.000%, 04/01/2021 (S)	310,000	317,750
Goodrich Petroleum Corp.
8.875%, 03/15/2019	518,000	532,245
Halcon Resources Corp.
8.875%, 05/15/2021	450,000	457,875

3

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Hess Corp.
5.600%, 02/15/2041	$1,500,000	$1,597,271
8.125%, 02/15/2019	1,870,000	2,409,114
Kerr-McGee Corp.
6.950%, 07/01/2024	1,750,000	2,160,121
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,047,686
5.800%, 03/15/2035	208,000	229,703
7.300%, 08/15/2033	212,000	266,396
7.750%, 03/15/2032	480,000	627,828
Linn Energy LLC
6.250%, 11/01/2019 (S)	1,525,000	1,536,438
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	2,185,000	2,185,000
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	946,965
MarkWest Energy Partners LP
6.500%, 08/15/2021	793,000	858,423
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021 (S)	1,425,000	1,425,000
Nabors Industries, Inc.
5.000%, 09/15/2020	3,000,000	3,199,140
Newfield Exploration Company
5.750%, 01/30/2022	885,000	946,950
Nexen, Inc.
5.875%, 03/10/2035	212,000	243,897
6.400%, 05/15/2037	2,625,000	3,237,405
Noble Holding International, Ltd.
4.900%, 08/01/2020	1,250,000	1,368,069
5.250%, 03/15/2042	500,000	487,853
6.200%, 08/01/2040	500,000	543,268
NuStar Logistics LP
8.150%, 04/15/2018	771,000	873,950
Offshore Group Investment, Ltd.
7.125%, 04/01/2023 (S)	805,000	831,163
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,478,304
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	875,000	881,563
Penn Virginia Corp.
8.500%, 05/01/2020 (S)	635,000	635,000
Petro-Canada
6.050%, 05/15/2018	396,000	469,951
Petrobras Global Finance BV
4.375%, 05/20/2023	1,795,000	1,732,238
Petroleos de Venezuela SA
5.375%, 04/12/2027	1,450,000	946,125
Petroleos Mexicanos
4.875%, 01/24/2022	710,000	756,150
Precision Drilling Corp.
6.625%, 11/15/2020	720,000	770,400
Rex Energy Corp.
8.875%, 12/01/2020 (S)	560,000	599,200
Rowan Companies, Inc.
4.875%, 06/01/2022	1,030,000	1,104,514
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,188,601
6.750%, 02/15/2032	511,000	605,130
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	904,940
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,414,438

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Talisman Energy, Inc.
6.250%, 02/01/2038		$1,150,000	$1,301,510
Targa Resources Partners LP
6.375%, 08/01/2022		710,000	770,350
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)		685,000	796,227
TransCanada Pipelines, Ltd.
7.125%, 01/15/2019		400,000	502,287
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
05/15/2067		1,840,000	1,970,513
Transocean, Inc.
6.000%, 03/15/2018		1,000,000	1,147,524
6.375%, 12/15/2021		500,000	584,256
6.800%, 03/15/2038		2,000,000	2,281,990
Trinidad Drilling, Ltd.
7.875%, 01/15/2019 (S)		605,000	650,375
Weatherford International, Ltd.
6.500%, 08/01/2036		1,100,000	1,187,462
Williams Partners LP
5.250%, 03/15/2020		1,975,000	2,224,843
WPX Energy, Inc.
6.000%, 01/15/2022		945,000	1,018,238

			99,987,868
Financials - 16.0%
Abbey National Treasury Services PLC
4.000%, 04/27/2016		1,305,000	1,397,095
Aflac, Inc.
8.500%, 05/15/2019		1,145,000	1,525,414
Alfa Bank OJSC
7.750%, 04/28/2021 (S)		375,000	416,625
Allied World Assurance Company, Ltd.
7.500%, 08/01/2016		490,000	577,787
American Express Bank FSB
6.000%, 09/13/2017		805,000	948,563
American International Group, Inc.
3.800%, 03/22/2017		1,000,000	1,069,343
5.850%, 01/16/2018		1,100,000	1,267,485
6.250%, 03/15/2037		1,700,000	1,870,000
6.400%, 12/15/2020		1,500,000	1,815,375
8.250%, 08/15/2018		580,000	737,650
Aon PLC
4.250%, 12/12/2042		770,000	722,336
Assurant, Inc.
4.000%, 03/15/2023		1,740,000	1,741,201
5.625%, 02/15/2014		209,000	215,719
AvalonBay Communities, Inc.
5.700%, 03/15/2017		1,500,000	1,721,685
AXA SA
8.600%, 12/15/2030		820,000	1,059,057
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		355,000	358,550
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	1,017,500
Banco de Credito del Peru
4.250%, 04/01/2023 (S)		591,000	579,180
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	2,600,000	1,217,695
Banco Santander Chile
5.375%, 12/09/2014 (S)		$5,000	5,243

4

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
3.300%, 01/11/2023	$790,000	$766,448
3.625%, 03/17/2016	1,250,000	1,321,106
5.000%, 05/13/2021	4,135,000	4,585,479
5.625%, 07/01/2020	1,000,000	1,156,409
5.650%, 05/01/2018	1,000,000	1,146,143
5.700%, 01/24/2022	2,725,000	3,133,082
5.750%, 12/01/2017	849,000	972,930
6.500%, 08/01/2016	840,000	960,585
7.625%, 06/01/2019	685,000	863,569
Bank of America NA
5.300%, 03/15/2017	485,000	538,306
Bank of Ceylon
6.875%, 05/03/2017 (S)	775,000	805,031
Barclays Bank PLC
10.179%, 06/12/2021 (S)	715,000	950,793
BB&T Corp.
3.200%, 03/15/2016	500,000	528,801
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,107,014
Boston Properties LP
3.700%, 11/15/2018	1,577,000	1,715,327
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,673,484
7.500%, 05/15/2015	800,000	893,375
BRE Properties, Inc.
5.500%, 03/15/2017	1,430,000	1,607,416
Camden Property Trust
5.000%, 06/15/2015	216,000	232,647
Capital One Financial Corp.
3.150%, 07/15/2016	1,000,000	1,055,623
4.750%, 07/15/2021	3,045,000	3,402,565
6.750%, 09/15/2017	550,000	662,647
CBRE Services, Inc.
5.000%, 03/15/2023	440,000	438,900
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,082,500
Citigroup, Inc.
3.500%, 05/15/2023	1,590,000	1,497,650
4.450%, 01/10/2017	1,350,000	1,477,115
4.500%, 01/14/2022	2,000,000	2,168,994
5.375%, 08/09/2020	2,000,000	2,304,460
CNA Financial Corp.
5.875%, 08/15/2020	870,000	1,020,225
6.500%, 08/15/2016	985,000	1,124,460
7.250%, 11/15/2023	1,420,000	1,787,084
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)	455,000	493,106
Colonial Realty LP
6.250%, 06/15/2014	211,000	221,976
Corporate Office Properties LP
3.600%, 05/15/2023 (S)	1,740,000	1,677,612
Corrections Corp. of America
4.625%, 05/01/2023 (S)	1,065,000	1,080,975
DDR Corp.
4.625%, 07/15/2022	275,000	294,263
7.500%, 04/01/2017	2,555,000	3,036,503
7.875%, 09/01/2020	345,000	439,715
Discover Bank
7.000%, 04/15/2020	695,000	842,616
Discover Financial Services
5.200%, 04/27/2022	1,600,000	1,763,723

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Dresdner Bank AG
7.250%, 09/15/2015	$281,000	$303,448
DTEK Finance PLC
7.875%, 04/04/2018 (S)	1,450,000	1,439,125
Entertainment Properties Trust
7.750%, 07/15/2020	920,000	1,091,496
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,850,988
5.750%, 06/15/2017	775,000	896,098
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,375,000	1,371,563
First Horizon National Corp.
5.375%, 12/15/2015	930,000	1,016,289
General Electric Capital Corp.
0.755%, 08/15/2036 (P)	1,570,000	1,274,063
4.375%, 09/16/2020	885,000	968,811
5.300%, 02/11/2021	485,000	547,840
5.550%, 05/04/2020	2,010,000	2,356,450
5.875%, 01/14/2038	305,000	348,804
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	2,000,000	2,340,000
General Shopping Investments, Ltd.
(12.000% to 03/20/2017, then 5 Year
USGG + 11.052%)
03/20/2017 (Q)(S)	690,000	648,600
Glen Meadow Pass-Through Trust
(6.505% to 02/15/2017, then 3 month
LIBOR + 2.125%)
02/12/2067 (S)	2,185,000	2,111,256
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,875,000	2,146,736
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	8,000	8,032
5.500%, 03/30/2020	1,900,000	2,211,123
6.000%, 01/15/2019	271,000	319,615
6.625%, 03/30/2040	500,000	632,597
HBOS PLC
6.000%, 11/01/2033 (S)	1,500,000	1,460,610
HBOS PLC (5.375% to 11/01/2013, then
3 month LIBOR + 1.703%)
11/01/2013 (Q)(S)	22,000	13,852
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,335,204
Health Care REIT, Inc.
4.950%, 01/15/2021	575,000	635,484
6.000%, 11/15/2013	215,000	220,211
6.125%, 04/15/2020	2,225,000	2,616,818
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,135,499
6.500%, 01/17/2017	1,162,000	1,324,413
Highwoods Realty LP
5.850%, 03/15/2017	2,080,000	2,320,217
Host Hotels & Resorts LP
3.750%, 10/15/2023	515,000	504,519
5.250%, 03/15/2022	1,155,000	1,267,971
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,310,000	1,376,620
5.750%, 11/16/2020 (S)	1,080,000	1,172,345

5

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ING US, Inc.
5.650%, 05/15/2053 (S)	$825,000	$829,125
Intercorp Retail Trust
8.875%, 11/14/2018 (S)	385,000	434,088
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	766,188
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,133,626
iPayment, Inc.
10.250%, 05/15/2018	1,320,000	1,174,800
Jefferies Group, Inc.
5.125%, 04/13/2018	1,100,000	1,202,399
6.875%, 04/15/2021	1,630,000	1,899,358
8.500%, 07/15/2019	1,280,000	1,619,200
JPMorgan Chase & Company
3.150%, 07/05/2016	1,000,000	1,053,895
3.375%, 05/01/2023	1,650,000	1,570,067
4.250%, 10/15/2020	1,810,000	1,966,989
4.500%, 01/24/2022	1,300,000	1,411,160
4.625%, 05/10/2021	2,860,000	3,151,620
6.300%, 04/23/2019	1,267,000	1,525,929
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,220,000	1,232,200
JPMorgan Chase & Company (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,360,000	1,587,800
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	680,069
Liberty Mutual Group, Inc.
5.000%, 06/01/2021 (S)	2,075,000	2,261,441
7.800%, 03/15/2037 (S)	1,670,000	1,995,650
Liberty Property LP
5.500%, 12/15/2016	1,500,000	1,682,369
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,189,658
8.750%, 07/01/2019	1,870,000	2,492,469
Lincoln National Corp. (6.050% to
04/20/2017, then 3 month
LIBOR + 2.040%)
04/20/2067	2,382,000	2,429,640
Lincoln National Corp. (7.000% to
05/17/2016, then 3 month
LIBOR + 2.358%)
05/17/2066	435,000	452,400
Loews Corp.
2.625%, 05/15/2023	870,000	826,162
Macquarie Bank, Ltd.
6.625%, 04/07/2021 (S)	655,000	734,071
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	720,000	787,096
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,699,000
5.350%, 06/01/2021	1,500,000	1,681,833
MBIA Insurance Corp.
11.537%, 01/15/2033 (S)	650,000	604,500
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	1,935,000	2,306,712
7.750%, 05/14/2038	740,000	928,172
MetLife, Inc.
6.400%, 12/15/2036	990,000	1,118,700

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	$1,500,000	$1,629,888
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,442,405
Morgan Stanley
0.727%, 10/18/2016 (P)	830,000	806,897
3.750%, 02/25/2023	1,700,000	1,688,836
4.100%, 05/22/2023	1,895,000	1,818,302
4.875%, 11/01/2022	1,140,000	1,172,355
5.500%, 01/26/2020 to 07/28/2021	5,440,000	6,143,354
5.550%, 04/27/2017	1,620,000	1,810,655
5.625%, 09/23/2019	1,000,000	1,133,779
5.750%, 01/25/2021	1,575,000	1,796,951
5.950%, 12/28/2017	290,000	333,057
6.000%, 04/28/2015	1,000,000	1,084,944
6.625%, 04/01/2018	140,000	164,905
7.300%, 05/13/2019	2,940,000	3,605,375
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	914,325
6.875%, 05/01/2021	680,000	751,400
NANA Development Corp.
9.500%, 03/15/2019 (S)	795,000	816,863
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,691,158
Nationstar Mortgage LLC
7.875%, 10/01/2020 (S)	2,492,000	2,728,740
9.625%, 05/01/2019 (S)	915,000	1,046,475
10.875%, 04/01/2015	1,300,000	1,376,375
Nippon Life Insurance Company
5.000%, 10/18/2042 (P)(S)	965,000	989,108
Nordea Bank AB
3.125%, 03/20/2017 (S)	2,200,000	2,323,693
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	963,582
Onex USI Aquisition Corp.
7.750%, 01/15/2021 (S)	1,165,000	1,197,038
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	580,000	656,782
PNC Financial Services Group, Inc.
2.854%, 11/09/2022	2,280,000	2,210,640
PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,010,000	1,002,425
ProLogis International Funding II
4.875%, 02/15/2020 (S)	2,465,000	2,514,809
ProLogis LP
4.500%, 08/15/2017	1,410,000	1,536,973
6.250%, 03/15/2017	2,380,000	2,717,451
7.625%, 08/15/2014	760,000	823,536
Prudential Financial, Inc.
4.750%, 04/01/2014	227,000	234,659
5.200%, 03/15/2044	355,000	360,325
5.375%, 06/21/2020	700,000	819,822
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	1,370,000	1,481,313
Rabobank Nederland NV
3.950%, 11/09/2022	550,000	548,230

6

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	$1,987,000	$2,662,580
Realty Income Corp.
3.250%, 10/15/2022	2,270,000	2,248,045
5.375%, 09/15/2017	1,250,000	1,418,363
5.950%, 09/15/2016	560,000	640,388
Regions Financial Corp.
7.750%, 11/10/2014	202,000	219,711
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	1,140,000	1,175,974
Santander Holdings USA, Inc.
4.625%, 04/19/2016	310,000	331,709
Sberbank of Russia
6.125%, 02/07/2022 (S)	800,000	882,000
Simon Property Group LP
5.750%, 12/01/2015	530,000	588,378
SL Green Realty Corp.
7.750%, 03/15/2020	1,595,000	1,953,146
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	663,000	694,493
Springleaf Finance Corp.
6.000%, 06/01/2020 (S)	1,015,000	979,475
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,499,875
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,065,260
Swedbank AB
2.125%, 09/29/2017 (S)	1,420,000	1,439,255
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	350,000	384,361
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	600,225
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,455,000	1,919,241
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,075,000	1,314,575
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,052,772
The Chubb Corp. (6.375% until
04/15/2017, then 3 month
LIBOR + 2.250%)
03/29/2067	1,160,000	1,305,000
The Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
04/15/2015 (Q)(S)	150,000	158,804
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	3,455,000	3,853,911
5.375%, 03/15/2020	1,000,000	1,137,997
5.500%, 11/15/2014	447,000	475,612
5.750%, 01/24/2022	3,240,000	3,713,860
5.950%, 01/18/2018	750,000	865,457
6.000%, 05/01/2014	645,000	676,014
6.150%, 04/01/2018	1,000,000	1,163,421
The Hanover Insurance Group, Inc.
6.375%, 06/15/2021	370,000	421,893
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	575,000	632,856

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UBS AG
7.625%, 08/17/2022	$1,370,000	$1,563,899
Unum Group
7.125%, 09/30/2016	990,000	1,148,699
USB Realty Corp.
1.424%, 01/15/2017 (P)(Q)(S)	1,125,000	1,004,063
Ventas Realty LP
2.700%, 04/01/2020	710,000	676,558
4.000%, 04/30/2019	1,060,000	1,146,364
4.750%, 06/01/2021	2,015,000	2,204,400
Vornado Realty LP
4.250%, 04/01/2015	1,000,000	1,048,261
5.000%, 01/15/2022	1,250,000	1,378,445
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)	1,000,000	1,072,500
W.R. Berkley Corp.
6.150%, 08/15/2019	14,000	16,271
Wachovia Bank NA
5.850%, 02/01/2037	1,055,000	1,246,053
WEA Finance LLC
4.625%, 05/10/2021 (S)	1,000,000	1,099,756
6.750%, 09/02/2019 (S)	810,000	994,722
Weingarten Realty Investors
3.375%, 10/15/2022	2,705,000	2,621,107
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,141,000	2,507,646
Weyerhaeuser Company
7.375%, 03/15/2032	1,865,000	2,472,237
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	3,235,000	3,441,658
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,509,262
WR Berkley Corp.
5.375%, 09/15/2020	830,000	924,046
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	2,288,000	2,293,720

		280,970,986
Health Care - 1.4%
AbbVie, Inc.
4.400%, 11/06/2042 (S)	2,000,000	1,958,860
Alere, Inc.
6.500%, 06/15/2020 (S)	425,000	427,125
7.250%, 07/01/2018 (S)	1,080,000	1,171,800
8.625%, 10/01/2018	620,000	671,150
Allergan, Inc.
5.750%, 04/01/2016	400,000	451,552
BioScrip, Inc.
10.250%, 10/01/2015	630,000	661,500
Catalent Pharma Solutions, Inc.
7.875%, 10/15/2018 (S)	415,000	421,225
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,100,339
6.150%, 11/15/2036	500,000	596,972
Coventry Health Care, Inc.
6.300%, 08/15/2014	420,000	446,701

7

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Covidien International Finance SA
6.000%, 10/15/2017	$610,000	$719,565
DJO Finance LLC
9.875%, 04/15/2018	240,000	263,400
Endo Health Solutions, Inc.
7.250%, 01/15/2022	1,198,000	1,290,845
HCA, Inc.
7.500%, 02/15/2022	1,035,000	1,205,775
Medco Health Solutions, Inc.
7.125%, 03/15/2018	1,360,000	1,672,683
Merck & Company, Inc.
5.300%, 12/01/2013	218,000	223,240
MModal, Inc.
10.750%, 08/15/2020 (S)	1,500,000	1,275,000
Mylan, Inc.
7.875%, 07/15/2020 (S)	1,700,000	1,976,221
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	1,535,000	1,669,313
Perrigo Company
2.950%, 05/15/2023	1,530,000	1,482,244
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	170,000	212,610
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	16,750
5.700%, 10/15/2040	1,500,000	1,743,089
5.800%, 03/15/2036	115,000	134,758
WellPoint, Inc.
3.300%, 01/15/2023	1,500,000	1,491,219
5.000%, 12/15/2014	208,000	221,258
6.375%, 06/15/2037	415,000	506,449

		24,011,643
Industrials - 4.4%
Aeropuertos Dominicanos Siglo XXI SA
9.250%, 11/13/2019 (S)	935,000	1,005,125
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	645,000	645,000
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 05/15/2025 (S)	380,000	389,025
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)	270,000	279,450
Air Lease Corp.
4.500%, 01/15/2016	295,000	302,375
6.125%, 04/01/2017	570,000	614,175
Aircastle, Ltd.
6.250%, 12/01/2019	695,000	752,338
6.750%, 04/15/2017	435,000	478,500
7.625%, 04/15/2020	430,000	493,425
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	403,050	451,416
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	2,351,898	2,504,771
BC Mountain LLC
7.000%, 02/01/2021 (S)	355,000	376,300
Bombardier, Inc.
7.750%, 03/15/2020 (S)	610,000	713,700
Casella Waste Systems, Inc.
7.750%, 02/15/2019	1,150,000	1,104,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	$870,000	$1,023,893
5.500%, 03/15/2016	405,000	454,098
7.150%, 02/15/2019	450,000	572,237
Coleman Cable, Inc.
9.000%, 02/15/2018	715,000	770,413
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	976,197	1,064,055
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	306,194	332,619
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	469,302	526,791
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	47,107	50,404
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,333,414	1,513,425
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021	350,813	385,017
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	640,000	686,400
CSX Corp.
7.375%, 02/01/2019	727,000	917,706
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,934,308	2,147,082
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	2,098,620	2,447,621
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	273,549	306,375
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	791,701	884,726
Ducommun, Inc.
9.750%, 07/15/2018	170,000	188,700
Embraer Overseas, Ltd.
6.375%, 01/15/2020	890,000	1,024,390
Empresas ICA SAB de CV
8.375%, 07/24/2017 (S)	375,000	318,750
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	1,974,382
Garda World Security Corp.
9.750%, 03/15/2017 (S)	240,000	257,400
General Electric Company
2.700%, 10/09/2022	1,400,000	1,378,212
4.125%, 10/09/2042	665,000	636,368
Glencore Funding LLC
4.125%, 05/30/2023 (S)	1,235,000	1,223,460
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	1,070,000	1,174,325
Iron Mountain, Inc.
5.750%, 08/15/2024	1,050,000	1,063,125
KOC Holding AS
3.500%, 04/24/2020 (S)	1,100,000	1,047,200

8

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		$1,375,000	$1,498,750
Masco Corp.
5.850%, 03/15/2017		705,000	782,396
7.125%, 03/15/2020		840,000	984,036
Navios South American Logistics, Inc.
9.250%, 04/15/2019 (S)		460,000	500,250
9.250%, 04/15/2019		1,305,000	1,419,188
Northwest Airlines 2002-1 Class G-2 Pass
Through Trust
6.264%, 11/20/2021		364,002	388,245
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		892,421	999,511
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,420,000	1,519,400
7.500%, 09/14/2015 (Q)(S)		620,000	655,340
8.250%, 04/25/2018 (S)	BRL	1,300,000	625,175
Owens Corning
4.200%, 12/15/2022		$2,555,000	2,630,094
Parker Hannifin Corp.
5.500%, 05/15/2018		1,000,000	1,170,766
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)		1,320,000	1,360,418
3.750%, 05/11/2017 (S)		1,365,000	1,457,154
Ply Gem Industries, Inc.
9.375%, 04/15/2017		245,000	267,050
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		505,000	507,525
Steelcase, Inc.
6.375%, 02/15/2021		1,350,000	1,470,211
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		675,000	688,500
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		4,145,000	3,792,675
Textron, Inc.
5.600%, 12/01/2017		1,126,000	1,257,719
7.250%, 10/01/2019		710,000	863,472
The ADT Corp.
4.125%, 06/15/2023		1,000,000	1,000,319
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		1,700,000	1,723,815
The Hertz Corp.
6.750%, 04/15/2019		750,000	814,688
The Kenan Advantage Group, Inc.
8.375%, 12/15/2018 (S)		1,155,000	1,235,850
Tutor Perini Corp.
7.625%, 11/01/2018		1,350,000	1,424,250
Tyco Electronics Group SA
4.875%, 01/15/2021		500,000	549,392
6.550%, 10/01/2017		730,000	859,623
UAL 2007-1 Class C Pass Through Trust
2.758%, 07/02/2014 (P)		2,006,244	1,991,197
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016		241,047	280,145
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017		828,591	957,023
Union Pacific Corp.
4.163%, 07/15/2022		686,000	752,660

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	$822,985	$921,743
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	529,045	591,208
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	1,435,000	1,474,463
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,170,000	1,333,800
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,285,000	1,464,900

		76,691,725
Information Technology - 0.4%
Aspect Software, Inc.
10.625%, 05/15/2017	1,480,000	1,542,900
Brightstar Corp.
9.500%, 12/01/2016 (S)	1,510,000	1,642,125
First Data Corp.
11.750%, 08/15/2021 (S)	800,000	774,000
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)	960,000	1,104,000
Science Applications International Corp.
5.500%, 07/01/2033	825,000	831,265
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,194,567

		7,088,857
Materials - 2.9%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	160,542
5.870%, 02/23/2022	650,000	668,181
Allegheny Technologies, Inc.
5.950%, 01/15/2021	390,000	428,957
9.375%, 06/01/2019	2,275,000	2,869,574
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,350,000	1,447,875
ArcelorMittal
10.350%, 06/01/2019	875,000	1,082,813
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	802,275	878,491
Barrick Gold Corp.
4.100%, 05/01/2023 (S)	1,095,000	1,042,487
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,760,000	1,971,200
CF Industries, Inc.
4.950%, 06/01/2043	730,000	724,672
7.125%, 05/01/2020	1,800,000	2,235,692
Commercial Metals Company
7.350%, 08/15/2018	820,000	922,500
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	1,029,000	1,160,198
Corporacion Nacional del Cobre de Chile
5.500%, 10/15/2013 (S)	209,000	212,383
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,087,805
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	990,000	1,032,075
EuroChem Mineral & Chemical Company
OJSC
5.125%, 12/12/2017 (S)	520,000	526,630

9

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Evraz Group SA
6.500%, 04/22/2020 (S)	$1,400,000	$1,359,750
Georgia-Pacific LLC
5.400%, 11/01/2020 (S)	1,350,000	1,565,533
7.250%, 06/01/2028	490,000	630,068
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	740,000	726,943
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	1,019,813
International Paper Company
9.375%, 05/15/2019	1,025,000	1,390,459
JMC Steel Group
8.250%, 03/15/2018 (S)	440,000	445,500
LyondellBasell Industries NV
5.000%, 04/15/2019	3,320,000	3,750,863
Magnesita Finance, Ltd.
8.625%, 04/05/2017 (Q)(S)	1,120,000	1,210,532
Metinvest BV
8.750%, 02/14/2018 (S)	1,170,000	1,170,000
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	455,000	457,275
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)	555,000	568,875
OJSC Novolipetsk Steel
4.450%, 02/19/2018 (S)	470,000	461,775
Polymer Group, Inc.
7.750%, 02/01/2019	275,000	296,313
Pretium Packaging LLC
11.500%, 04/01/2016	410,000	442,800
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	1,105,000	1,171,300
8.250%, 01/15/2021 (S)	630,000	674,100
Rio Tinto Alcan, Inc.
5.000%, 06/01/2015	6,000	6,468
Rock-Tenn Company
4.000%, 03/01/2023	1,555,000	1,570,782
Severstal Columbus LLC
10.250%, 02/15/2018	245,000	262,150
SunCoke Energy, Inc.
7.625%, 08/01/2019	678,000	725,460
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	892,000	999,040
The Dow Chemical Company
3.000%, 11/15/2022	1,730,000	1,679,797
4.125%, 11/15/2021	1,700,000	1,809,939
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	914,050
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,058,473
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	950,000	948,713
Vulcan Materials Company
7.500%, 06/15/2021	310,000	365,800
Walter Energy, Inc.
9.875%, 12/15/2020 (S)	935,000	998,113
Westvaco Corp.
7.950%, 02/15/2031	1,755,000	2,145,063
Xstrata Canada Financial Corp.
3.600%, 01/15/2017 (S)	1,500,000	1,571,534
4.950%, 11/15/2021 (S)	1,100,000	1,157,239

		52,006,595

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 2.8%
American Tower Corp.
4.700%, 03/15/2022		$1,100,000	$1,169,784
5.900%, 11/01/2021		1,500,000	1,734,009
AT&T, Inc.
4.350%, 06/15/2045 (S)		762,000	708,894
5.100%, 09/15/2014		16,000	16,908
5.350%, 09/01/2040		257,000	275,601
5.550%, 08/15/2041		800,000	885,896
5.600%, 05/15/2018		500,000	591,626
5.625%, 06/15/2016		12,000	13,575
6.300%, 01/15/2038		500,000	597,246
BellSouth Corp.
6.000%, 11/15/2034		820,000	890,012
6.550%, 06/15/2034		420,000	484,495
CenturyLink, Inc.
5.625%, 04/01/2020		415,000	429,006
5.800%, 03/15/2022		1,395,000	1,426,388
6.450%, 06/15/2021		945,000	1,013,513
7.600%, 09/15/2039		1,850,000	1,850,000
Clearwire Communications LLC
12.000%, 12/01/2015 (S)		970,000	1,036,736
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)		2,000,000	2,164,896
4.883%, 08/15/2020 (S)		1,705,000	1,896,035
6.113%, 01/15/2020 (S)		1,330,000	1,574,411
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018		870,000	1,069,146
8.750%, 06/15/2030		227,000	328,240
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		1,155,000	1,230,075
Digicel, Ltd.
7.000%, 02/15/2020 (S)		320,000	332,000
Embarq Corp.
7.995%, 06/01/2036		2,082,000	2,259,959
GTP Acquisition Partners I LLC
4.704%, 05/15/2018 (S)		2,975,000	2,972,096
7.628%, 06/15/2016 (S)		2,020,000	2,214,564
Intelsat Luxembourg SA
7.750%, 06/01/2021 (S)		920,000	967,150
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		560,000	586,600
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		695,000	680,100
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,950,000	937,763
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	1,031,713
SBA Tower Trust
2.933%, 12/15/2017 (S)		1,220,000	1,245,260
3.598%, 04/15/2018 (S)		2,465,000	2,469,651
5.101%, 04/17/2017 (S)		1,065,000	1,175,122
Softbank Corp.
4.500%, 04/15/2020 (S)		1,300,000	1,320,285
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	900,000
8.750%, 03/15/2032		685,000	798,025
Telecom Italia Capital SA
6.999%, 06/04/2018		1,075,000	1,248,324
7.200%, 07/18/2036		960,000	995,538
Telefonica Emisiones SAU
6.421%, 06/20/2016		2,175,000	2,433,497

10

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc.
6.100%, 04/15/2018	$910,000	$1,088,140
6.900%, 04/15/2038	450,000	576,431
Verizon New York, Inc.
7.000%, 12/01/2033	735,000	751,353
Wind Acquisition Finance SA
6.500%, 04/30/2020 (S)	285,000	292,838

		48,662,901
Utilities - 2.7%
AES Corp.
4.875%, 05/15/2023	260,000	255,450
American Water Capital Corp.
6.085%, 10/15/2017	600,000	704,930
Appalachian Power Company
7.000%, 04/01/2038	425,000	557,725
Arizona Public Service Company
5.500%, 09/01/2035	222,000	253,760
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	943,000	963,377
BVPS II Funding Corp.
8.890%, 06/01/2017	176,000	189,673
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	13,707
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	225,960
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,208,311
CMS Energy Corp.
5.050%, 03/15/2022	1,930,000	2,182,183
Commonwealth Edison Company
5.800%, 03/15/2018	2,130,000	2,521,747
DPL, Inc.
7.250%, 10/15/2021	1,400,000	1,512,000
Dynegy, Inc.
5.875%, 06/01/2023 (S)	550,000	541,750
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	655,000	657,456
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,079,153
Exelon Generation Company LLC
4.250%, 06/15/2022	1,295,000	1,343,082
5.600%, 06/15/2042	923,000	978,414
FirstEnergy Corp.
4.250%, 03/15/2023	1,855,000	1,831,354
7.375%, 11/15/2031	676,000	764,381
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,980,000	2,099,790
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	1,395,000	1,499,625
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	1,195,000	1,349,989
LBC Tank Terminals Holding
Netherlands BV
6.875%, 05/15/2023 (S)	300,000	311,625
Michigan Consolidated Gas Company
5.700%, 03/15/2033	14,000	15,932

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/31/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	$650,000	$689,000
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	575,000	618,125
Nisource Finance Corp.
4.800%, 02/15/2044	1,740,000	1,699,837
NRG Energy, Inc.
7.625%, 01/15/2018	1,190,000	1,341,725
8.250%, 09/01/2020	1,085,000	1,216,556
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,779,787
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	599,738
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,175,555
PNM Resources, Inc.
9.250%, 05/15/2015	1,816,000	2,061,160
PNPP II Funding Corp.
9.120%, 05/30/2016	371,000	385,103
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,555,560
3.500%, 12/01/2022	1,530,000	1,524,977
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	1,285,000	1,368,525
PSEG Power LLC
8.625%, 04/15/2031	214,000	310,528
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,230,104
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	131,646	137,384
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,308,152
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	959,476
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	845,000	946,400
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	16,000	16,333
TransAlta Corp.
6.650%, 05/15/2018	580,000	668,875
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	784,300
W3A Funding Corp.
8.090%, 01/02/2017	1,021,174	1,042,808
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	1,075,000	1,167,719

		47,649,101

TOTAL CORPORATE BONDS (Cost $695,142,788)		$745,657,524

11

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
Allfirst Preferred Capital Trust
1.777%, 07/15/2029 (P)	$310,000	$254,200
Fifth Third Capital Trust IV (6.500% to
04/15/2017 then 3 month
LIBOR + 1.368%)
04/15/2037	2,245,000	2,250,613
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,687,125
MetLife Capital Trust IV (7.875% to
12/15/2037 then 3 month
LIBOR + 3.960%)
12/15/2067 (S)	375,000	473,438
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	855,000	1,209,825
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	525,000	601,781
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,125,000	1,186,875
State Street Capital Trust IV
1.280%, 06/15/2037 (P)	2,335,000	1,967,238
SunTrust Preferred Capital I
4.000%, 07/25/2013 (P)(Q)	102,000	88,740
USB Capital IX
3.500%, 07/25/2013 (P)(Q)	1,525,000	1,441,125
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	1,245,000	1,357,050
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	2,257,000	2,460,130

		14,978,140

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $13,746,257)		$14,978,140

CONVERTIBLE BONDS - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	293,000	575,013

TOTAL CONVERTIBLE BONDS (Cost $316,074)		$575,013

TERM LOANS (M) - 0.3%
Consumer Discretionary - 0.1%
CCM Merger, Inc.
5.000%, 03/01/2017	375,373	378,188
Kalispel Tribal Economic Authority
7.500%, 02/24/2017	1,243,465	1,240,356

		1,618,544
Financials - 0.1%
iStar Financial, Inc.
4.500%, 09/28/2017	329,331	333,448
Ocwen Loan Servicing LLC
5.000%, 02/15/2018	220,000	223,025

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
Walter Investment Management Corp.
5.750%, 11/28/2017	$536,250	$542,149

		1,098,622
Industrials - 0.1%
Delta Air Lines, Inc.
4.000%, 10/18/2018	798,000	799,995
WP CPP Holdings LLC
4.750%, 12/27/2019	498,750	503,114

		1,303,109
Materials - 0.0%
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	766,150	769,449
Utilities - 0.0%
La Frontera Generation LLC
4.500%, 09/30/2020	555,000	554,538

TOTAL TERM LOANS (Cost $5,271,897)		$5,344,262

MUNICIPAL BONDS - 0.1%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	782,519
State of Illinois, GO 5.100%, 06/01/2033	1,055,000	1,063,071

TOTAL MUNICIPAL BONDS (Cost $1,570,325)		$1,845,590

COLLATERALIZED MORTGAGE
OBLIGATIONS - 21.4%
Commercial & Residential - 15.7%
American Home Mortgage Assets LLC,
Series 2006-6, Class XP IO
1.941%, 12/25/2046	13,330,525	1,066,135
American Home Mortgage Assets LLC,,
Series 2006-6, Class A1A
0.383%, 12/25/2046 (P)	650,015	454,373
American Home Mortgage
Investment Trust, Series 2004-4,
Class 5A 2.430%, 02/25/2045 (P)	258,031	259,037
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	750,000	890,263
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,330,000	3,856,823
Banc of America
Commercial Mortgage Trust, Inc.
Series 2005-5, Class XC IO,
0.091%, 10/10/2045 (S)	61,622,293	177,349
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	53,826
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,223,295
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,801,021
Series 2007-1, Class A3,
5.449%, 01/15/2049	1,043,023	1,060,053
Series 2006-6, Class B,
5.480%, 10/10/2045	1,100,000	913,000
Series 2007-3, Class AM,
5.620%, 06/10/2049 (P)	1,000,000	1,112,832
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	851,820	865,148
Series 2006-4, Class AM,
5.675%, 07/10/2046	2,500,000	2,797,875

12

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Commercial
Mortgage Trust, Inc. (continued)
Series 2006-2, Class AM,
5.764%, 05/10/2045 (P)	$1,440,000	$1,596,452
Series 2007-5, Class AM,
5.772%, 02/10/2051	747,000	826,592
Series 2007-4, Class AM,
5.811%, 02/10/2051 (P)	1,000,000	1,125,438
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	2,295,000	2,568,153
Bayview Commercial Asset Trust,
Series 2008-1, Class A4
1.693%, 01/25/2038 (P)(S)	2,240,000	1,187,865
Bear Stearns Alt-A Trust
Series 2005-1, Class A1,
0.753%, 01/25/2035 (P)	1,663,166	1,636,386
Series 2005-5, Class 1A4,
0.753%, 07/25/2035 (P)	1,646,050	1,561,940
Series 2004-12, Class 1A1,
0.893%, 01/25/2035 (P)	1,638,476	1,618,860
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	1,342,367	1,398,262
Series 2003-AC4, Class A,
5.500%, 09/25/2033	1,333,774	1,382,044
Bear Stearns Commercial
Mortgage Securities, Inc.
Series 2005-PWR8, Class X1 IO,
0.223%, 06/11/2041 (S)	54,649,508	702,082
Series 2006-T24, Class X2 IO,
0.445%, 10/12/2041 (S)	17,535,390	32,177
Series 2004-PWR6, Class X1 IO,
0.645%, 11/11/2041 (S)	42,320,871	474,629
Series 2004-T16, Class X1 IO,
0.766%, 02/13/2046 (S)	408,431	3,680
Series 2004-PWR5, Class X1 IO,
0.846%, 07/11/2042 (S)	307,639	3,390
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.403%, 12/25/2036 (P)	1,261,768	860,809
BWAY Mortgage Trust, Series 2013-1515,
Class XB IO 0.403%, 03/10/2033 (S)	46,410,000	1,942,073
CD Commercial Mortgage Trust,
Series 2007-CD4, Class AMFX
5.366%, 12/11/2049 (P)	2,450,000	2,596,505
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.461%, 04/15/2044 (S)	13,209,867	709,079
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.743%, 03/15/2049 (P)	2,525,000	2,805,987
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1,
Class C 5.219%, 07/15/2044 (P)	545,000	558,141
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C2,
Class AJFX 5.568%, 04/15/2047	1,200,000	1,188,955
Commercial Mortgage Pass
Through Certificates
Series 2012-CR5, Class XA IO,
1.944%, 12/10/2045	14,682,424	1,748,354

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2012-CR2, Class XA IO,
1.960%, 08/15/2045	$18,188,194	$2,244,732
Series 2012-LC4, Class XA IO,
2.515%, 12/10/2044 (S)	6,166,964	940,851
Series 2003-LB1A, Class A2,
4.084%, 06/10/2038	18,169	18,159
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	1,090,000	1,207,972
Series 2012-LC4, Class C,
5.648%, 12/10/2044 (P)	2,055,000	2,342,842
Series 2007-C3, Class AM,
5.680%, 06/15/2039 (P)	1,449,000	1,563,419
Series 2007-C9, Class A4,
5.800%, 12/10/2049 (P)	3,325,000	3,851,155
Countrywide Home Loan Mortgage Pass
Through Trust, Series 2004-HYB2,
Class 4A 2.542%, 07/20/2034 (P)	672,707	684,009
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2005-C1, Class AX IO,
0.334%, 02/15/2038 (S)	60,734,408	353,049
Series 2005-C5, Class G,
5.100%, 08/15/2038 (P)(S)	450,000	397,168
Credit Suisse Mortgage Capital
Certificates, Series 2006-C1, Class A3
5.404%, 02/15/2039 (P)	1,556,796	1,568,755
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,850,529	3,040,369
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,302,644
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.648%, 07/19/2044 (P)	2,210,779	2,079,899
Extended Stay America Trust
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	1,150,000	1,140,235
Series 2013-ESFL, Class DFL,
3.334%, 12/05/2031 (P)(S)	750,000	766,143
Series 2013-ESHM, Class M,
7.625%, 12/05/2019 (S)	1,200,000	1,249,230
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.349%, 08/25/2034 (P)	980,709	993,357
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C,
4.270%, 05/05/2027 (S)	1,940,000	2,010,226
Series 2012-FBLU, Class D,
5.007%, 05/05/2027 (S)	1,395,000	1,439,212
FREMF Mortgage Trust
Series 2011-K11, Class B,
4.421%, 12/25/2048 (P)(S)	875,000	927,042
Series 2011-K10, Class B,
4.597%, 11/25/2049 (P)(S)	1,055,000	1,149,433
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.539%, 06/10/2048 (S)	981,227	7,357
Series 2005-C1, Class AJ,
4.826%, 06/10/2048 (P)	1,175,000	1,228,209

13

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
GE Capital Commercial
Mortgage Corp. (continued)
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	$2,500,000	$2,688,260
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR2, Class 3A
3.551%, 08/19/2034 (P)	1,513,340	1,486,401
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.860%, 07/10/2038 (P)	2,490,000	2,765,598
GS Mortgage Securities Corp. II
Series 2010-C2, Class XA IO,
0.675%, 12/10/2043 (S)	60,784,550	1,230,279
Series 2005-GG4, Class XC IO,
0.745%, 07/10/2039 (S)	1,432,578	16,760
Series 2013-KYO, Class D,
2.798%, 11/08/2029 (P)(S)	1,815,000	1,837,737
Series 2011-ALF, Class XA1 IO,
3.364%, 02/10/2021 (S)	14,239,459	139,547
Series 2011-ALF, Class D,
4.209%, 02/10/2021 (S)	1,500,000	1,512,750
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,152,206
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	3,000,000	3,268,341
Series 2007-GG10, Class A4,
5.788%, 08/10/2045 (P)	2,000,000	2,266,980
GS Mortgage Securities Trust,
Series 2006-GG6, Class AJ
5.634%, 04/10/2038 (P)	1,550,000	1,581,377
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.654%, 09/25/2035 (P)	2,347,871	2,337,541
Series 2006-AR1, Class 3A1,
2.992%, 01/25/2036 (P)	524,523	462,420
Series 2004-9, Class B1,
3.191%, 08/25/2034 (P)	271,270	147,356
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	5,523,943	38,668
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	6,591,851	46,143
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	7,418,511	51,930
Series 2005-9, Class 2A1C,
0.648%, 06/20/2035 (P)	2,527,861	2,392,120
Series 2004-11, Class X1 IO,
2.050%, 01/19/2035	9,531,993	720,303
Series 2005-11, Class X IO,
2.059%, 08/19/2045	5,185,885	278,984
Series 2005-8, Class 1X IO,
2.199%, 09/19/2035	5,740,513	459,804
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.626%, 10/25/2036	22,048,726	1,072,302
Series 2005-AR18, Class 1X IO,
1.983%, 10/25/2036	16,751,301	1,322,683
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.237%, 05/15/2048 (S)	31,598,254	1,716,006

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2011-C3A, Class XA IO,
1.312%, 02/15/2046 (S)	$26,572,958	$1,450,432
Series 2012-HSBC Class XA IO,
1.431%, 07/05/2032 (S)	28,405,000	3,157,670
Series 2011-C4, Class XA IO,
1.579%, 07/15/2046 (S)	35,282,834	2,284,246
Series 2013-JWRZ, Class D,
3.184%, 04/15/2030 (P)(S)	1,455,000	1,483,759
Series 2012-PHH, Class D,
3.467%, 10/15/2025 (P)(S)	815,000	826,940
Series 2013-JWRZ, Class E,
3.934%, 04/15/2030 (P)(S)	1,000,000	1,004,948
Series 2005-LDP2, Class A3,
4.697%, 07/15/2042	688,094	687,873
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,830,000	1,942,916
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	1,200,000	1,140,496
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	931,262	939,017
Series 2005-LDP5, Class A4,
5.201%, 12/15/2044 (P)	2,025,000	2,204,077
Series 2005-LDP5, Class A3,
5.230%, 12/15/2044 (P)	5,100,000	5,212,175
Series 2005-LDP5, Class AM,
5.243%, 12/15/2044 (P)	5,230,000	5,695,130
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	227,416	229,149
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,250,000	1,397,123
Series 2006-LDP9, Class AM,
5.372%, 05/15/2047	6,600,000	7,133,683
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	4,000,000	4,510,232
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,979,306
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,350,000	3,768,559
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	845,000	868,342
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	7,315,000	7,779,056
Series 2006-LDP7, Class AM,
5.861%, 04/15/2045 (P)	2,330,000	2,592,113
Series 2006-LDP7, Class AJ,
5.861%, 04/15/2045 (P)	1,400,000	1,445,668
Series 2007-LD12, Class AM,
6.001%, 02/15/2051 (P)	4,890,000	5,543,720
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.806%, 02/15/2040 (S)	445,781	5,154
Series 2004-C1, Class XCL IO,
0.929%, 01/15/2036 (S)	18,197,586	107,730
Series 2005-C2, Class A5,
5.150%, 04/15/2030 (P)	1,500,000	1,596,224
Series 2005-C2 AJ,
5.205%, 04/15/2030 (P)	1,000,000	1,061,066
Series 2006-C6, Class AM,
5.413%, 09/15/2039	3,060,000	3,426,808

14

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2006-C4, Class AJ,
5.885%, 06/15/2038 (P)	$950,000	$982,435
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.672%, 04/21/2034 (P)	434,226	447,139
Series 2004-8, Class 5A1,
2.720%, 08/25/2034 (P)	374,629	377,927
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	1,197,201	1,276,599
Merrill Lynch Mortgage Investors Trust
Series 2007-3, Class M1,
3.393%, 09/25/2037 (P)	481,077	242,002
Series 2007-3, Class M2,
3.393%, 09/25/2037 (P)	100,779	10,139
Series 2007-3, Class M3,
3.393%, 09/25/2037 (P)	19,288	591
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.114%, 07/12/2038 (S)	158,034,342	752,085
Series 2006-C2, Class X IO,
0.354%, 08/12/2043 (S)	17,937,450	169,437
Series 2008-C1, Class X IO,
0.429%, 02/12/2051 (S)	59,730,395	1,004,665
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	31,988	33,391
Series 2005-CIP1, Class B,
5.180%, 07/12/2038 (P)	870,600	830,541
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class AM 5.419%, 08/12/2048	2,740,000	2,970,020
ML-CFC Commercial Mortgage Trust
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,500,000	1,577,556
Series 2006-2, Class B,
5.900%, 06/12/2046 (P)(S)	1,189,000	1,128,897
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class XA,
1.764%, 02/15/2046	8,706,540	964,032
Series 2012-C5, Class XA IO,
1.926%, 08/15/2045 (S)	19,302,966	2,087,674
Series 2012-C6, Class XA IO,
2.185%, 11/15/2045 (S)	14,890,137	1,826,201
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,029,432
Series 2013-C7, Class C,
4.189%, 02/15/2046 (P)	1,860,000	1,886,367
Morgan Stanley Capital I Trust
Series 2005-T17, Class X1 IO,
0.623%, 12/13/2041 (S)	1,118,700	9,136
Series 2005-IQ9, Class X1 IO,
1.068%, 07/15/2056 (S)	515,455	10,309
Series 2011-C3, Class XA IO,
1.373%, 07/15/2049 (S)	21,802,590	1,175,770
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,447,424
Series 2005-IQ9, Class A3,
4.540%, 07/15/2056	1,317,627	1,320,728

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	$366,037	$365,871
Series 2006-HQ10, Class AM,
5.360%, 11/12/2041	1,750,000	1,935,799
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	2,890,000	3,253,790
Series 2006-HQ8, Class AM,
5.465%, 03/12/2044 (P)	2,945,000	3,242,607
Series 2007-IQ14, Class AM,
5.691%, 04/15/2049 (P)	1,555,000	1,640,511
Series 2006-T23, Class A4,
5.819%, 08/12/2041 (P)	630,000	708,884
MortgageIT Trust, Series 2005-2,
Class 1A2 0.523%, 05/25/2035 (P)	1,628,265	1,570,625
Motel 6 Trust, Series 2012-MTL6,
Class D 3.781%, 10/05/2025 (S)	4,755,000	4,710,417
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034	1,020,968	1,057,177
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.444%, 12/25/2045	13,833,316	733,777
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	4,991	5,129
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.398%, 05/20/2035 (P)	4,124	3,835
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A,
2.220%, 10/25/2057 (P)(S)	1,287,463	1,332,651
Series 2012-3A, Class M1,
2.660%, 12/25/2059 (P)(S)	810,000	821,790
Structured Asset Securities Corp.,
Series 2003-6A, Class B1
2.618%, 03/25/2033 (P)	825,566	590,173
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
1.793%, 03/25/2044 (P)	1,789,747	1,806,386
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	900,000	1,016,337
UBS Commercial Mortgage Trust
Series 2012-C1, Class B,
4.822%, 05/10/2045	1,215,000	1,305,956
Series 2012-C1, Class C,
5.535%, 05/10/2045 (P)(S)	815,000	902,260
UBS-Barclays
Commercial Mortgage Trust
Series 2012-C2, Class XA IO,
1.813%, 05/10/2063 (S)	25,593,598	2,589,586
Series 2012-C4, Class B,
3.718%, 12/10/2045 (P)(S)	1,750,000	1,754,799
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C17, Class XC IO,
0.273%, 03/15/2042 (S)	58,220,073	262,689
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	39,635
Series 2005-C16, Class C,
4.985%, 10/15/2041 (P)	1,700,000	1,766,589
Series 2005-C21, Class AJ,
5.239%, 10/15/2044 (P)	2,170,000	2,330,617

15

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial
Mortgage Trust (continued)
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	$3,470,000	$3,831,793
WaMu Commercial Mortgage
Securities Trust, Series 2007-SL3,
Class A 5.930%, 03/23/2045 (P)(S)	161,725	162,780
WaMu Mortgage Pass
Through Certificates
Series 2005-AR19, Class A1A2,
0.483%, 12/25/2045 (P)	2,413,119	2,250,779
Series 2005-AR2, Class 2A3,
0.543%, 01/25/2045 (P)	1,339,591	1,240,194
Series 2005-AR8, Class 2AB3,
0.553%, 07/25/2045 (P)	1,057,673	964,912
Series 2005-AR2, Class 2A1B,
0.563%, 01/25/2045 (P)	3,381,743	3,073,666
Series 2005-AR8, Class 2AB2,
0.613%, 07/25/2045 (P)	4,172,740	3,893,792
Series 2005-AR8, Class X IO,
1.000%, 07/25/2045	19,561,619	1,196,199
Series 2005-AR13, Class X IO,
1.487%, 10/25/2045	71,416,764	4,025,392
Series 2005-AR1, Class X IO,
1.502%, 01/25/2045	13,050,103	679,725
Series 2005-AR6, Class X IO,
1.633%, 04/25/2045	17,177,934	1,126,847
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	10,314	10,673
Wells Fargo Commercial Mortgage Trust,
Series 2013-BTC, Class E
3.550%, 04/16/2035 (P)(S)	1,345,000	1,148,212
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR3, Class 1A2,
2.637%, 03/25/2035 (P)	1,328,009	1,297,065
Series 2005-AR5, Class 1A1,
2.669%, 04/25/2035 (P)	1,578,266	1,569,745
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.690%, 03/15/2044 (S)	25,187,629	1,935,241
Series 2012-C10, Class XA IO,
1.846%, 12/15/2045 (S)	9,062,738	1,096,673
Series 2012-C9, Class XA IO,
2.275%, 11/15/2045 (S)	27,423,647	3,800,451

		275,642,984
U.S. Government Agency - 5.7%
Federal Home Loan Mortgage Corp.
Series K011, Class X1 IO,
0.368%, 11/25/2020	57,185,618	1,210,105
Series K010, Class X1 IO,
0.402%, 10/25/2020	39,975,261	752,894
Series K026, Class X1 IO,
1.178%, 11/25/2022	13,789,991	1,081,935
Series K014, Class X1 IO,
1.266%, 04/25/2021	5,593,544	451,656
Series K022, Class X1 IO,
1.308%, 07/25/2022	18,905,347	1,773,586
Series KAIV, Class X1 IO,
1.389%, 06/25/2021	26,632,055	2,180,313

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K017, Class X1 IO,
1.452%, 12/25/2021	$8,599,000	$826,321
Series K018, Class X1 IO,
1.462%, 01/25/2022	11,012,480	1,064,764
Series K708, Class X1 IO,
1.512%, 01/25/2019	17,479,669	1,307,951
Series K021, Class X1 IO,
1.514%, 06/25/2022	17,043,155	1,836,332
Series K709, Class X1 IO,
1.545%, 03/25/2019	9,709,169	750,257
Series K707, Class X1 IO,
1.558%, 12/25/2018	11,671,175	874,836
Series K705, Class X1 IO,
1.759%, 09/25/2018	15,905,049	1,297,232
Series K710, Class X1 IO,
1.784%, 05/25/2019	21,316,363	1,939,022
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	976,000
Series 4042, Class PI IO,
3.000%, 05/15/2027	17,482,594	1,675,988
Series 4069, Class PI IO,
3.000%, 06/15/2027	22,094,834	1,922,107
Series 3632, Class AP,
3.000%, 02/15/2040	4,339,142	4,564,334
Series 4068, Class BH,
3.000%, 06/15/2040	3,074,116	3,182,226
Series 4060, Class HC,
3.000%, 03/15/2041	3,466,315	3,650,033
Series 4065, Class QA,
3.000%, 08/15/2041	2,432,647	2,536,922
Series 3956, Class DJ,
3.250%, 10/15/2036	2,688,317	2,753,211
Series 290, Class IO,
3.500%, 11/15/2032	5,567,056	1,108,178
Series 4068, Class AP,
3.500%, 06/15/2040	3,708,189	3,923,338
Series 3630, Class BI IO,
4.000%, 05/15/2027	155,538	5,388
Series 3908, Class PA,
4.000%, 06/15/2039	1,584,238	1,675,447
Series 3943, Class DI IO,
4.000%, 11/15/2039	5,277,598	844,197
Series 3623, Class LI IO,
4.500%, 01/15/2025	399,621	29,845
Series 3830, Class NI IO,
4.500%, 01/15/2036	7,331,058	868,445
Series 3794, Class PI IO,
4.500%, 02/15/2038	1,661,973	172,605
Series 4030, Class BI IO,
5.000%, 01/15/2042	4,117,909	757,568
Series 4077, Class IK IO,
5.000%, 07/15/2042	3,100,104	744,840
Series 3581, Class IO,
6.000%, 10/15/2039	437,532	59,423
Series T-41, Class 3A,
6.621%, 07/25/2032 (P)	2,350	2,827
Federal National Mortgage Association
Series 2012-M5, Class X IO,
0.642%, 02/25/2022	15,609,429	673,406
Series 2012-38, Class PA,
2.000%, 09/25/2041	3,116,742	3,132,413

16

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2012-30, Class PB,
2.250%, 10/25/2040	$3,713,836	$3,783,478
Series 2012-MB, Class X1 IO,
2.252%, 12/25/2019	13,556,577	1,307,152
Series 2012-53, Class IO IO,
3.500%, 05/25/2027	11,478,184	1,204,041
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	5,593,958	1,109,426
Series 2011-118, Class CD,
3.500%, 10/25/2039	6,929,744	7,318,226
Series 2012-67, Class KG,
3.500%, 02/25/2041	1,136,124	1,242,563
Series 2012-19, Class JA,
3.500%, 03/25/2041	4,624,028	4,985,973
Series 2011-146, Class MA,
3.500%, 08/25/2041	2,798,508	2,984,664
Series 2012-98, Class JP,
3.500%, 03/25/2042	3,609,179	3,894,561
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,615,796	1,060,391
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	406,453	14,042
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	447,485	19,333
Series 402, Class 4 IO,
4.000%, 10/25/2039	1,229,774	123,814
Series 402, Class 3 IO,
4.000%, 11/25/2039	777,671	112,503
Series 2011-86, Class NA,
4.000%, 01/25/2041	4,778,532	5,113,903
Series 2011-41, Class KA,
4.000%, 01/25/2041	2,954,250	3,132,980
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	595,988	46,448
Series 398, Class C3 IO,
4.500%, 05/25/2039	541,429	63,844
Series 401, Class C2 IO,
4.500%, 06/25/2039	473,156	60,320
Series 402, Class 7 IO,
4.500%, 11/25/2039	1,247,368	138,655
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	679,693	57,321
Series 407, Class 21 IO,
5.000%, 01/25/2039	1,433,988	167,171
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	1,121,590	124,736
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	1,383,186	131,876
Series 407, Class 15 IO,
5.000%, 01/25/2040	2,301,255	280,306
Series 407, Class 16 IO,
5.000%, 01/25/2040	427,226	48,279
Series 407, Class 17 IO,
5.000%, 01/25/2040	427,796	53,810
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,862,525	292,965
Series 407, Class 8 IO,
5.000%, 03/25/2041	918,427	129,799
Series 407, Class C6 IO,
5.500%, 01/25/2040	7,949,948	1,377,551

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2001-50, Class BA,
7.000%, 10/25/2041	$568	$661
Series 2002-W3, Class A5,
7.500%, 11/25/2041	18,227	21,539
Government National
Mortgage Association
0.853%, 02/16/2053	22,429,447	1,708,294
Series 2012-70, Class IO,
0.963%, 08/16/2052	15,366,188	1,057,532
Series 2012-120, Class IO,
1.013%, 02/16/2053	17,816,338	1,511,948
Series 2012-114, Class IO,
1.028%, 01/16/2053	23,241,071	2,242,020
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	5,717,332	794,561
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	1,149,888	63,866

		100,386,497

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $364,023,928)		$376,029,481

ASSET BACKED SECURITIES - 4.1%
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.643%, 05/25/2035 (P)	1,035,000	991,107
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1,
0.553%, 09/25/2034 (P)	519,859	510,808
Series 2005-4, Class M1,
0.643%, 10/25/2035 (P)	2,220,000	1,958,222
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1,
0.643%, 03/25/2035 (P)	1,129,802	1,112,752
Series 2005-R3, Class M2,
0.663%, 05/25/2035 (P)	1,480,000	1,378,910
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	112	113
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.743%, 05/25/2034 (P)	1,126,276	1,105,162
Series 2003-W10, Class M1,
1.273%, 01/25/2034 (P)	875,933	853,989
Series 2004-W1, Class M3,
2.368%, 03/25/2034 (P)	5,956	4,786
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,160,672
Asset Backed Funding Certificates
Series 2005-HE1, Class M1,
0.613%, 03/25/2035 (P)	1,493,104	1,439,203
Series 2005-AQ1, Class A4,
5.010%, 06/25/2035	939,264	951,032
Asset Backed Securities Corp. Home
Equity, Series 2006-HE1, Class A3
0.393%, 01/25/2036 (P)	1,570,111	1,483,754
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.543%, 02/28/2041 (P)	492,339	488,397

17

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041	$1,275,000	$1,369,173
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.433%, 07/25/2036 (P)(S)	2,338,487	2,177,070
Carrington Mortgage Loan Trust,
Series 2005-OPT2, Class M2
0.643%, 05/25/2035 (P)	847,014	822,020
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
6.013%, 06/25/2037	999,885	1,013,451
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,595,000	3,760,402
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2,
0.373%, 06/25/2036 (P)	823,813	791,683
Series 2004-10, Class AF5B,
5.110%, 02/25/2035	1,745,071	1,828,371
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB2, Class M1,
0.633%, 04/25/2036 (P)	1,699,816	1,667,861
Series 2006-MH1, Class B1,
5.637%, 10/25/2036 (S)	460,000	237,536
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	2,181,667	2,181,791
CSMC Trust, Series 2006-CF2, Class M1
0.663%, 05/25/2036 (P)(S)	1,655,000	1,600,569
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	5,450,844	6,046,779
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.653%, 11/25/2035 (P)	1,850,000	1,740,824
Fremont Home Loan Trust, Series 2005-1,
Class M3 0.958%, 06/25/2035 (P)	820,000	781,345
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,100,000	1,107,119
GSAA Trust, Series 2005-10, Class M3
0.743%, 06/25/2035 (P)	2,180,000	2,029,482
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.493%, 03/25/2035 (P)(S)	2,375,271	2,275,918
Home Equity Asset Trust
Series 2005-6, Class M1,
0.663%, 12/25/2035 (P)	1,025,000	1,004,742
Series 2005-5, Class M1,
0.673%, 11/25/2035 (P)	1,125,000	1,100,260
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.563%, 10/25/2035 (P)	1,490,000	1,406,222
Leaf Receivables Funding 6 LLC,
Series 2011-1, Class A
1.700%, 12/20/2018 (S)	42,845	42,845
Mastr Asset Backed Securities Trust,
Series 2007-HE2, Class A2
0.893%, 08/25/2037 (P)	544,269	528,850
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.943%, 09/25/2035 (P)	640,103	599,902

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.643%, 03/25/2035 (P)	$840,000	$813,497
Series 2005-3, Class M1,
0.673%, 07/25/2035 (P)	748,000	736,081
NovaStar Home Equity Loan,
Series 2004-4, Class M3
1.273%, 03/25/2035 (P)	1,591,282	1,588,018
Park Place Securities, Inc.
Series 2005-WCH1, Class M2,
0.713%, 01/25/2036 (P)	1,761,418	1,727,560
Series 2004-WHQ2, Class M2,
0.823%, 02/25/2035 (P)	2,141,794	2,138,577
People’s Choice Home Loan
Securities Trust, Series 2005-1,
Class M3 1.063%, 01/25/2035 (P)	1,300,000	1,288,192
RAMP Trust, Series 2005-RS3, Class M1
0.613%, 03/25/2035 (P)	985,000	926,324
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	231,870	232,541
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,545,000	1,504,896
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,395,620	1,540,914
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3
0.373%, 05/25/2036 (P)	786,355	747,333
Specialty Underwriting & Residential
Finance Trust, Series 2006-BC1,
Class A2D 0.493%, 12/25/2036 (P)	3,250,000	3,119,617
TAL Advantage V LLC, Series 2013-1A,
Class A 2.830%, 02/22/2038 (S)	1,267,500	1,259,492
Westgate Resorts LLC
Series 2012-3A, Class A,
2.500%, 03/20/2025 (S)	1,235,510	1,244,004
Series 2012-2A, Class A,
3.000%, 01/20/2025 (S)	1,702,812	1,724,630
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	830,000	830,000
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	361,917	367,233

TOTAL ASSET BACKED SECURITIES (Cost $67,309,458)		$71,342,031

COMMON STOCKS - 0.0%
Financials - 0.0%
BTA Bank JSC, GDR (S)	17	13

TOTAL COMMON STOCKS (Cost $443)		$13

PREFERRED SECURITIES - 0.7%
Consumer Staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$469,263
Financials - 0.5%
Ally Financial, Inc., 7.300%	28,855	732,340
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	8,200	230,338
Discover Financial Services, 6.500%	31,500	823,725
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	39,255	1,044,968

18

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Financials (continued)
PNC Financial Services Group, Inc.
(6.125% to 05/01/2022, then
3 month LIBOR + 4.067%)	58,350	$1,590,621
Regions Financial Corp., 6.375%	54,355	1,376,812
The Goldman Sachs Group, Inc., 5.500%	40,225	1,033,280
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	46,575	1,248,210
Wells Fargo & Company,
Series L, 7.500%	623	781,865

		8,862,159
Industrials - 0.1%
Continental Airlines
Finance Trust II, 6.000%	15,000	722,813
United Technologies Corp., 7.500%	17,493	1,055,528

		1,778,341
Materials - 0.0%
ArcelorMittal, 6.000%	7,805	164,607
Utilities - 0.1%
Duke Energy Corp., 5.125%	30,780	767,038

TOTAL PREFERRED SECURITIES (Cost $11,287,407)		$12,041,408

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers Holdings, Inc.
3.375%, 01/26/2017 (I)	1,120,000	277,200

TOTAL ESCROW CERTIFICATES (Cost $165,726)		$277,200

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	183,236	$1,833,894

TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,833,809)		$1,833,894

SHORT-TERM INVESTMENTS - 10.9%
Money Market Funds - 10.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	176,455,877	176,455,877
Repurchase Agreement - 0.9%
Barclays Tri-Party Repurchase Agreement
dated 05/31/2013 at 0.060% to be
repurchased at $5,380,027 on
06/03/2013, collateralized by
$5,350,600 U.S. Treasury Notes,
1.500% due 08/31/2018 (valued at
$5,487,709, including interest)	$5,380,000	$5,380,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 05/31/2013 at
0.010% to be repurchased at
$10,040,008 on 06/03/2013,
collateralized by $10,150,000
U.S. Treasury Note, 0.875% due
02/28/2017 (valued at $10,245,156,
including interest)	$10,040,000	$10,040,000

		15,420,000

TOTAL SHORT-TERM INVESTMENTS (Cost $191,875,877)		$191,875,877

Total Investments (Active Bond Fund)
(Cost $1,812,693,011) - 106.9%		$1,881,141,972
Other assets and liabilities, net - (6.9%)		(120,943,756)

TOTAL NET ASSETS - 100.0%		$1,760,198,216

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.0%
Consumer Discretionary - 12.8%
Auto Components - 0.7%
Cooper Tire & Rubber Company	166,800	$4,310,111
Diversified Consumer Services - 0.2%
H&R Block, Inc.	43,800	1,282,026
Hotels, Restaurants & Leisure - 2.4%
Marriott International, Inc., Class A	125,100	5,255,451
Marriott Vacations Worldwide Corp. (I)	17,300	765,525
Multimedia Games Holding Company, Inc. (I)	7,200	184,248
Six Flags Entertainment Corp. (L)	25,200	1,879,164
Starwood Hotels & Resorts Worldwide, Inc.	87,300	5,962,590

		14,046,978
Household Durables - 2.2%
Blyth, Inc. (L)	20,400	285,804
Mohawk Industries, Inc. (I)	11,300	1,256,221
NACCO Industries, Inc., Class A	14,300	801,086
PulteGroup, Inc. (I)	118,800	2,564,892
Whirlpool Corp.	59,900	7,652,824

		12,560,827
Internet & Catalog Retail - 0.4%
Netflix, Inc. (I)(L)	2,000	452,500
PetMed Express, Inc. (L)	21,800	291,902
priceline.com, Inc. (I)	2,000	1,607,860

		2,352,262
Media - 2.8%
Comcast Corp., Class A	205,500	8,250,825
Entravision Communications Corp., Class A	92,100	426,423
Fisher Communications, Inc.	2,800	115,108
Journal Communications, Inc., Class A (I)	12,600	83,412
MDC Partners, Inc., Class A	17,300	304,999
The Madison Square Garden, Inc., Class A (I)	2,000	117,060
The Walt Disney Company	81,900	5,166,252
The Washington Post Company, Class B	300	140,169
Time Warner, Inc.	25,300	1,476,761

		16,081,009

19

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 0.3%
Dillard’s, Inc., Class A	8,500	$784,295
The Bon-Ton Stores, Inc.	18,500	393,865
Tuesday Morning Corp. (I)	28,500	253,935

		1,432,095
Specialty Retail - 3.8%
Best Buy Company, Inc.	38,500	1,060,675
Big 5 Sporting Goods Corp.	9,200	184,092
Brown Shoe Company, Inc.	129,600	2,695,680
CST Brands, Inc. (I)(L)	11,033	335,293
GameStop Corp., Class A (L)	182,800	6,061,648
Haverty Furniture Companies, Inc.	7,300	179,726
Stage Stores, Inc.	3,800	87,438
The Gap, Inc.	189,000	7,663,950
The Home Depot, Inc.	48,000	3,775,680

		22,044,182

		74,109,490
Consumer Staples - 7.7%
Beverages - 0.3%
PepsiCo, Inc.	21,300	1,720,401
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	40,200	4,408,734
CVS Caremark Corp.	88,900	5,118,862
Walgreen Company	1,200	57,312

		9,584,908
Food Products - 2.1%
ConAgra Foods, Inc.	16,300	549,147
Green Mountain Coffee Roasters, Inc. (I)(L)	33,600	2,457,168
John B. Sanfilippo & Son, Inc.	16,600	321,542
Omega Protein Corp. (I)	33,300	363,636
Pilgrim’s Pride Corp. (I)	52,900	632,684
Sanderson Farms, Inc.	76,600	5,279,272
Tyson Foods, Inc., Class A	103,800	2,595,000

		12,198,449
Household Products - 0.7%
Colgate-Palmolive Company	23,800	1,376,592
Harbinger Group, Inc. (I)	8,300	71,546
Kimberly-Clark Corp.	23,600	2,285,188
The Procter & Gamble Company	7,800	598,728

		4,332,054
Personal Products - 0.7%
Avon Products, Inc.	80,700	1,902,099
Inter Parfums, Inc.	6,100	182,878
Medifast, Inc. (I)	10,600	305,386
USANA Health Sciences, Inc. (I)(L)	24,100	1,689,169

		4,079,532
Tobacco - 2.2%
Altria Group, Inc.	235,600	8,505,160
Lorillard, Inc.	44,000	1,867,360
Universal Corp. (L)	40,100	2,351,063

		12,723,583

		44,638,927
Energy - 10.7%
Energy Equipment & Services - 0.6%
Exterran Holdings, Inc. (I)(L)	113,200	3,273,744
Oil, Gas & Consumable Fuels - 10.1%
Alon USA Energy, Inc.	149,100	2,730,021
Cabot Oil & Gas Corp.	25,000	1,759,000

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	16,300	$2,000,825
ConocoPhillips	4,600	282,164
CVR Energy, Inc. (L)	53,700	3,372,897
Delek US Holdings, Inc. (L)	108,900	3,923,667
EOG Resources, Inc.	24,000	3,098,400
EPL Oil & Gas, Inc. (I)	13,000	395,850
Exxon Mobil Corp. (L)	79,400	7,183,318
HollyFrontier Corp.	15,400	762,300
Marathon Oil Corp.	7,800	268,242
Marathon Petroleum Corp.	90,500	7,466,250
Phillips 66	10,000	665,700
Southwestern Energy Company (I)	63,400	2,389,546
Tesoro Corp.	128,100	7,897,365
Vaalco Energy, Inc. (I)	140,100	857,412
Valero Energy Corp.	175,800	7,142,754
Western Refining, Inc. (L)	204,800	6,834,176

		59,029,887

		62,303,631
Financials - 18.7%
Capital Markets - 2.1%
Financial Engines, Inc.	13,600	586,432
Franklin Resources, Inc.	19,100	2,956,871
Invesco, Ltd.	58,700	1,980,538
Investment Technology Group, Inc. (I)	39,800	549,638
T. Rowe Price Group, Inc.	39,200	2,973,712
The Goldman Sachs Group, Inc. (L)	17,100	2,771,568
Virtus Investment Partners, Inc. (I)	2,000	463,720

		12,282,479
Commercial Banks - 2.8%
Banner Corp.	13,100	420,248
First Financial Holdings, Inc.	18,300	385,581
First Merchants Corp.	18,800	311,328
First Niagara Financial Group, Inc.	61,000	595,970
Iberiabank Corp.	8,800	453,552
OFG Bancorp	11,100	197,358
Pinnacle Financial Partners, Inc. (I)(L)	37,700	946,270
Popular, Inc. (I)	128,700	3,861,000
PrivateBancorp, Inc.	75,400	1,459,744
Regions Financial Corp.	302,700	2,763,651
SunTrust Banks, Inc.	36,000	1,155,240
Susquehanna Bancshares, Inc.	108,500	1,303,085
WesBanco, Inc.	2,900	72,645
Western Alliance Bancorp (I)	23,600	346,920
Wilshire Bancorp, Inc. (I)	21,000	138,600
Zions Bancorporation (L)	69,600	1,952,280

		16,363,472
Consumer Finance - 1.6%
American Express Company	19,800	1,499,058
Discover Financial Services	153,200	7,263,212
Portfolio Recovery Associates, Inc. (I)	2,800	426,356

		9,188,626
Diversified Financial Services - 3.7%
Bank of America Corp.	328,700	4,490,042
CBOE Holdings, Inc.	18,300	734,562
Citigroup, Inc.	158,900	8,261,211
JPMorgan Chase & Company	121,000	6,605,390
McGraw-Hill Financial, Inc.	10,100	550,955
Moody’s Corp.	10,800	717,552

		21,359,712

20

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 4.8%
Axis Capital Holdings, Ltd.	29,800	$1,298,088
Berkshire Hathaway, Inc., Class B (I)	13,300	1,517,131
Cincinnati Financial Corp.	40,800	1,931,472
First American Financial Corp.	227,700	5,437,476
Homeowners Choice, Inc. (L)	13,100	455,356
The Allstate Corp.	70,700	3,410,568
The Chubb Corp.	22,500	1,959,750
The Progressive Corp.	242,400	6,178,776
The Travelers Companies, Inc.	66,900	5,600,868

		27,789,485
Real Estate Investment Trusts - 3.7%
HCP, Inc.	3,100	146,878
Host Hotels & Resorts, Inc.	111,900	1,990,701
Parkway Properties, Inc.	40,600	697,508
Pennsylvania Real Estate Investment Trust	64,100	1,274,949
Potlatch Corp.	50,900	2,312,387
Public Storage	10,100	1,533,180
RAIT Financial Trust	150,900	1,157,403
Redwood Trust, Inc. (L)	150,700	2,887,412
Simon Property Group, Inc.	2,000	332,880
The Geo Group, Inc.	65,700	2,287,674
Weyerhaeuser Company	243,600	7,264,152

		21,885,124

		108,868,898
Health Care - 14.0%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (I)	13,900	1,355,806
Alnylam Pharmaceuticals, Inc. (I)	81,900	2,508,597
Amgen, Inc.	67,500	6,785,775
Biogen Idec, Inc. (I)	22,100	5,248,529
Celgene Corp. (I)	36,200	4,476,130
Gilead Sciences, Inc. (I)	13,600	740,928
PDL BioPharma, Inc. (L)	121,000	998,250

		22,114,015
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	39,700	1,455,799
SurModics, Inc. (I)	18,900	448,686
West Pharmaceutical Services, Inc.	2,000	137,100

		2,041,585
Health Care Providers & Services - 4.9%
Aetna, Inc.	86,900	5,247,022
AMN Healthcare Services, Inc. (I)	80,800	1,081,912
Amsurg Corp. (I)	7,900	280,687
Cigna Corp.	112,900	7,665,910
Health Net, Inc. (I)	87,200	2,779,064
Kindred Healthcare, Inc. (I)	14,400	194,400
Molina Healthcare, Inc. (I)(L)	69,100	2,611,980
Tenet Healthcare Corp. (I)	15,100	715,287
WellPoint, Inc.	104,200	8,020,274

		28,596,536
Life Sciences Tools & Services - 1.0%
Cambrex Corp. (I)	82,300	1,132,448
Covance, Inc. (I)	32,800	2,446,224
PAREXEL International Corp. (I)	55,100	2,517,519

		6,096,191
Pharmaceuticals - 3.9%
Actavis, Inc. (I)	16,900	2,083,601
Allergan, Inc.	3,400	338,266
Eli Lilly & Company	152,900	8,128,164

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	72,500	$6,103,050
Lannett Company, Inc. (I)	16,100	184,667
Merck & Company, Inc. (L)	18,000	840,600
Pfizer, Inc.	166,800	4,541,964
Warner Chilcott PLC, Class A	25,000	480,000

		22,700,312

		81,548,639
Industrials - 9.5%
Aerospace & Defense - 4.4%
Honeywell International, Inc. (L)	27,200	2,134,112
Huntington Ingalls Industries, Inc.	84,900	4,688,178
Lockheed Martin Corp.	12,900	1,365,207
Northrop Grumman Corp.	89,700	7,390,383
Raytheon Company	54,700	3,645,208
Taser International, Inc. (I)	195,100	1,851,499
The Boeing Company	44,500	4,406,390

		25,480,977
Airlines - 1.1%
Delta Air Lines, Inc. (I)	69,700	1,255,297
Hawaiian Holdings, Inc. (I)(L)	125,100	745,596
Republic Airways Holdings, Inc. (I)	173,000	1,856,290
Southwest Airlines Company	186,100	2,637,037

		6,494,220
Building Products - 0.9%
AAON, Inc.	19,300	641,532
Masco Corp.	186,100	3,911,822
Nortek, Inc. (I)	1,300	91,845
Trex Company, Inc. (I)	11,300	627,941

		5,273,140
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	22,300	970,050
Kimball International, Inc., Class B	59,400	581,526
Quad/Graphics, Inc. (L)	59,300	1,381,690
UniFirst Corp.	2,900	275,210
Viad Corp.	42,000	1,035,720

		4,244,196
Construction & Engineering - 0.1%
Argan, Inc.	24,000	390,000
Pike Electric Corp.	26,900	326,835

		716,835
Electrical Equipment - 0.1%
AZZ, Inc.	9,600	398,208
Industrial Conglomerates - 0.1%
General Electric Company	25,500	594,660
Machinery - 1.5%
FreightCar America, Inc.	18,000	326,520
ITT Corp.	82,200	2,478,330
Mueller Water Products, Inc., Class A	296,400	2,255,604
Oshkosh Corp. (I)	86,700	3,452,394

		8,512,848
Marine - 0.0%
Matson, Inc.	5,100	128,367
Professional Services - 0.2%
Barrett Business Services, Inc.	1,000	58,330
RPX Corp. (I)	63,300	971,022

		1,029,352

21

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 0.4%
Saia, Inc. (I)	50,000	$2,389,250

		55,262,053
Information Technology - 16.7%
Communications Equipment - 2.5%
Cisco Systems, Inc.	304,800	7,339,584
InterDigital, Inc.	100,300	4,612,797
QUALCOMM, Inc.	38,300	2,431,284

		14,383,665
Computers & Peripherals - 4.3%
Apple, Inc.	13,439	6,043,250
Hewlett-Packard Company	371,000	9,059,820
Lexmark International, Inc., Class A (L)	27,800	848,178
Silicon Graphics International Corp. (I)	17,400	262,740
Synaptics, Inc. (I)	27,000	1,114,020
Western Digital Corp.	127,300	8,060,636

		25,388,644
Electronic Equipment, Instruments & Components - 0.0%
PC Connection, Inc.	3,800	63,802
Internet Software & Services - 2.8%
AOL, Inc. (I)	127,900	4,433,014
EarthLink, Inc.	18,900	112,077
eBay, Inc. (I)	102,400	5,539,840
j2 Global, Inc.	16,600	678,774
LinkedIn Corp., Class A (I)(L)	32,800	5,494,984

		16,258,689
IT Services - 3.8%
Cognizant Technology
Solutions Corp., Class A (I)	1,400	90,510
Computer Sciences Corp.	150,700	6,722,727
Convergys Corp.	22,300	405,191
CoreLogic, Inc. (I)	239,300	6,269,660
CSG Systems International, Inc. (I)	77,100	1,667,673
FleetCor Technologies, Inc. (I)	5,400	470,232
Global Cash Access Holdings, Inc. (I)	97,400	642,840
IBM Corp.	8,106	1,686,210
Visa, Inc., Class A	23,000	4,097,220

		22,052,263
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (I)	40,600	747,040
First Solar, Inc. (I)(L)	158,900	8,640,982
Kulicke & Soffa Industries, Inc. (I)	158,500	1,965,400
Photronics, Inc. (I)	98,900	754,607

		12,108,029
Software - 1.2%
CA, Inc.	90,900	2,482,479
CommVault Systems, Inc. (I)	10,600	742,000
Microsoft Corp.	97,693	3,407,532
Telenav, Inc. (I)	42,300	215,307

		6,847,318

		97,102,410
Materials - 3.7%
Chemicals - 2.8%
American Vanguard Corp.	22,700	691,442
CF Industries Holdings, Inc.	13,200	2,520,672
FutureFuel Corp.	5,200	72,696
LyondellBasell Industries NV, Class A (L)	32,700	2,179,455
Monsanto Company	21,700	2,183,888

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	7,200	$1,357,416
Westlake Chemical Corp.	78,200	7,303,880

		16,309,449
Construction Materials - 0.1%
Headwaters, Inc. (I)	15,500	164,455
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (I)	251,100	4,411,827
Resolute Forest Products, Inc. (I)	19,100	290,702

		4,702,529

		21,176,433
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc.	2,900	144,333
Cbeyond, Inc. (I)	72,200	620,198
Inteliquent, Inc.	48,900	284,598
Verizon Communications, Inc.	152,500	7,393,200

		8,442,329
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	25,859	601,222
USA Mobility, Inc.	21,300	287,124

		888,346

		9,330,675
Utilities - 2.6%
Electric Utilities - 0.0%
MGE Energy, Inc.	2,900	154,773
Otter Tail Corp.	3,700	101,084

		255,857
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.	103,000	2,628,560
Multi-Utilities - 2.0%
Ameren Corp.	203,400	6,923,736
Consolidated Edison, Inc.	20,600	1,175,642
DTE Energy Company	37,700	2,511,197
Public Service Enterprise Group, Inc.	27,700	915,208

		11,525,783
Water Utilities - 0.1%
American Water Works Company, Inc.	19,900	794,806

		15,205,006

TOTAL COMMON STOCKS (Cost $463,914,528)		$569,546,162

SECURITIES LENDING COLLATERAL - 10.7%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	6,256,411	62,616,664

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,606,242)		$62,616,664

22

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	9,736,361	9,736,361

TOTAL SHORT-TERM INVESTMENTS (Cost $9,736,361)		$9,736,361

Total Investments (All Cap Core Fund)
(Cost $536,257,131) - 110.4%		$641,899,187
Other assets and liabilities, net - (10.4%)		(60,622,811)

TOTAL NET ASSETS - 100.0%		$581,276,376

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.9%
Consumer Discretionary - 12.9%
Auto Components - 1.3%
BorgWarner, Inc. (I)	52,300	$4,239,964
Delphi Automotive PLC	140,300	6,848,043

		11,088,007
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc. (L)	164,496	8,520,899
Media - 4.3%
Comcast Corp., Class A	278,437	11,179,246
Starz - Liberty Capital (I)	393,000	9,070,428
The Interpublic Group of Companies, Inc.	29,242	415,821
The Walt Disney Company	111,839	7,054,804
Time Warner, Inc.	163,488	9,542,795

		37,263,094
Multiline Retail - 1.4%
Macy’s, Inc.	248,596	12,017,131
Specialty Retail - 4.9%
Bed Bath & Beyond, Inc. (I)(L)	132,947	9,073,633
CST Brands, Inc. (I)(L)	189,388	5,755,501
Foot Locker, Inc.	300,600	10,316,592
GNC Holdings, Inc., Class A	185,589	8,357,073
The Home Depot, Inc.	110,127	8,662,590

		42,165,389

		111,054,520
Consumer Staples - 5.1%
Beverages - 1.0%
The Coca-Cola Company	203,830	8,151,162
Food Products - 2.9%
Kraft Foods Group, Inc.	240,467	13,256,946
Mondelez International, Inc., Class A	410,061	12,080,397

		25,337,343
Household Products - 1.2%
Kimberly-Clark Corp.	103,100	9,983,173

		43,471,678
Energy - 10.0%
Energy Equipment & Services - 0.5%
Schlumberger, Ltd.	62,000	4,527,860
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	137,840	12,056,865
EQT Corp.	111,600	8,914,608

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	171,354	$15,502,396
Occidental Petroleum Corp.	155,461	14,313,294
Range Resources Corp.	104,675	7,869,467
Southwestern Energy Company (I)	226,700	8,544,323
Valero Energy Corp.	351,798	14,293,553

		81,494,506

		86,022,366
Financials - 26.3%
Capital Markets - 4.0%
Affiliated Managers Group, Inc. (I)	54,970	9,015,080
Artisan Partners Asset Management, Inc. (I)	76,070	3,554,751
Franklin Resources, Inc.	49,626	7,682,601
Raymond James Financial, Inc.	236,581	10,402,467
TD Ameritrade Holding Corp.	170,849	4,004,701

		34,659,600
Commercial Banks - 5.3%
Fifth Third Bancorp	388,105	7,063,511
First Republic Bank	112,200	4,169,352
PNC Financial Services Group, Inc.	81,022	5,804,416
Signature Bank (I)(L)	50,055	3,863,245
SunTrust Banks, Inc.	361,938	11,614,590
Wells Fargo & Company	312,635	12,677,349

		45,192,463
Consumer Finance - 2.2%
Capital One Financial Corp.	316,506	19,284,711
Diversified Financial Services - 7.1%
Citigroup, Inc.	496,669	25,821,821
IntercontinentalExchange, Inc. (I)(L)	43,100	7,379,151
JPMorgan Chase & Company	510,540	27,870,379

		61,071,351
Insurance - 7.0%
ACE, Ltd.	129,580	11,620,734
Hartford Financial Services Group, Inc.	456,600	13,985,658
Marsh & McLennan Companies, Inc.	166,131	6,648,563
The Allstate Corp.	205,284	9,902,900
The Travelers Companies, Inc.	112,014	9,377,812
XL Group PLC	270,900	8,514,387

		60,050,054
Real Estate Investment Trusts - 0.7%
Ventas, Inc.	87,300	6,230,601

		226,488,780
Health Care - 20.5%
Biotechnology - 5.6%
Aegerion Pharmaceuticals, Inc. (I)	108,500	7,902,055
Celgene Corp. (I)	99,335	12,282,773
Incyte Corp. (I)(L)	242,700	5,380,659
Onyx Pharmaceuticals, Inc. (I)	124,346	11,868,826
Quintiles Transnational Holdings, Inc. (I)	113,100	4,980,924
Sarepta Therapeutics, Inc. (I)(L)	155,100	5,482,785

		47,898,022
Health Care Providers & Services - 9.3%
Cigna Corp.	173,187	11,759,397
Community Health Systems, Inc.	193,564	9,323,978
DaVita HealthCare Partners, Inc. (I)	65,584	8,137,007
Express Scripts Holding Company (I)	327,382	20,336,970
Humana, Inc.	133,300	10,767,974
Laboratory Corp. of America Holdings (I)(L)	123,988	12,335,566

23

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Team Health Holdings, Inc. (I)	183,500	$7,169,345

		79,830,237
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	170,125	15,022,038
Pharmaceuticals - 3.9%
Actavis, Inc. (I)	189,430	23,354,825
Eli Lilly & Company	187,406	9,962,503

		33,317,328

		176,067,625
Industrials - 6.9%
Aerospace & Defense - 1.3%
United Technologies Corp.	117,555	11,155,970
Building Products - 0.5%
USG Corp. (I)	150,700	4,118,631
Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc. (I)	157,010	8,951,140
URS Corp.	196,912	9,538,417

		18,489,557
Electrical Equipment - 1.1%
Eaton Corp. PLC (L)	142,735	9,429,074
Professional Services - 0.6%
Robert Half International, Inc.	150,186	5,220,465
Road & Rail - 1.3%
Hertz Global Holdings, Inc. (I)(L)	427,800	11,050,074

		59,463,771
Information Technology - 8.0%
Communications Equipment - 0.1%
QUALCOMM, Inc.	9,345	593,221
Computers & Peripherals - 1.8%
NCR Corp. (I)	477,864	15,960,658
Electronic Equipment, Instruments & Components - 1.5%
Anixter International, Inc. (I)(L)	124,066	9,519,584
Arrow Electronics, Inc. (I)	88,592	3,522,418

		13,042,002
Internet Software & Services - 1.1%
eBay, Inc. (I)	181,591	9,824,073
IT Services - 1.8%
Alliance Data Systems Corp. (I)	74,100	13,122,369
Vantiv, Inc., Class A (I)	85,868	2,284,947

		15,407,316
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Corp., Class A	212,924	7,646,101
Xilinx, Inc.	166,684	6,775,705

		14,421,806

		69,249,076
Materials - 3.1%
Chemicals - 0.9%
Axiall Corp.	100,707	4,345,507
Celanese Corp., Series A	71,749	3,540,813

		7,886,320
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (I)	277,343	5,826,976

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.0%
Reliance Steel & Aluminum Company	126,300	$8,306,751
Paper & Forest Products - 0.5%
International Paper Company	94,289	4,351,437

		26,371,484
Telecommunication Services - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	338,474	11,843,205
Verizon Communications, Inc.	413,171	20,030,530

		31,873,735

		31,873,735
Utilities - 2.4%
Electric Utilities - 1.0%
NextEra Energy, Inc.	107,956	8,163,633
Multi-Utilities - 1.4%
PG&E Corp.	131,789	5,918,644
Sempra Energy	78,300	6,365,790

		12,284,434

		20,448,067

TOTAL COMMON STOCKS (Cost $682,750,311)		$850,511,102

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	4,206,146	42,096,788

TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,086,786)		$42,096,788

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $6,214,005 on 06/03/2013,
collateralized by $5,520,000 U.S. Treasury
Notes, 4.500% due 05/15/2017 (valued at
$ 6,341,100)	$6,214,000	$6,214,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,214,000)		$6,214,000

Total Investments (All Cap Value Fund)
(Cost $731,051,097) - 104.5%		$898,821,890
Other assets and liabilities, net - (4.5%)		(38,989,114)

TOTAL NET ASSETS - 100.0%		$859,832,776

Alpha Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.0%
Consumer Discretionary - 15.7%
Auto Components - 0.8%
Aisin Seiki Company, Ltd.	5,900	$213,648
Allison Transmission Holdings, Inc.	225,700	5,371,660
Delphi Automotive PLC	19,925	972,539
Tenneco, Inc. (I)	99,540	4,415,594

		10,973,441

24

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.4%
Daihatsu Motor Company, Ltd.	15,000	$318,558
Dongfeng Motor Group Company, Ltd.,
H Shares	1,593,355	2,461,101
Fiat SpA (I)	244,020	1,927,778
Ford Motor Company	261,240	4,096,243
General Motors Company (I)(L)	36,025	1,220,887
Harley-Davidson, Inc.	78,395	4,275,663
Hyundai Motor Company	7,137	1,331,539
Peugeot SA (I)(L)	207,796	1,796,283
Renault SA	24,099	1,858,161

		19,286,213
Diversified Consumer Services - 0.1%
Service Corp. International	38,600	694,028
Hotels, Restaurants & Leisure - 2.2%
Bloomin’ Brands, Inc. (I)	287,550	6,688,413
Buffalo Wild Wings, Inc. (I)	24,900	2,389,404
Burger King Worldwide, Inc. (L)	316,963	5,857,476
Dunkin’ Brands Group, Inc. (L)	65,410	2,590,236
Galaxy Entertainment Group, Ltd. (I)	92,000	479,013
Penn National Gaming, Inc. (I)(L)	70,200	3,863,808
Sands China, Ltd.	106,500	565,682
Starbucks Corp.	10,200	643,314
Tim Hortons, Inc.	65,205	3,469,558
Wyndham Worldwide Corp.	44,850	2,606,682

		29,153,586
Household Durables - 1.4%
KB Home (L)	212,935	4,718,640
M/I Homes, Inc. (I)(L)	103,840	2,580,424
NVR, Inc. (I)	8,125	7,989,394
Sekisui House, Ltd.	13,000	167,767
Sony Corp.	19,100	380,543
Taylor Morrison Home Corp. (I)	72,040	1,860,793
Tempur-Pedic International, Inc. (I)	24,355	1,029,729

		18,727,290
Internet & Catalog Retail - 1.2%
priceline.com, Inc. (I)	12,142	9,761,318
TripAdvisor, Inc. (I)	99,790	6,435,457

		16,196,775
Leisure Equipment & Products - 0.3%
Mattel, Inc.	85,015	3,804,421
Media - 2.2%
Charter Communications, Inc., Class A (I)(L)	21,240	2,377,181
DISH Network Corp., Class A	21,000	809,340
Omnicom Group, Inc. (L)	121,785	7,566,502
The Walt Disney Company	58,928	3,717,178
Time Warner Cable, Inc.	27,600	2,636,076
Time Warner, Inc.	142,957	8,344,400
WPP PLC	207,340	3,541,399

		28,992,076
Multiline Retail - 0.6%
Maoye International Holdings, Ltd.	5,687,250	1,101,270
Marks & Spencer Group PLC	76,307	542,067
Nordstrom, Inc.	17,000	999,940
Target Corp.	75,047	5,215,767

		7,859,044
Specialty Retail - 4.5%
Abercrombie & Fitch Company, Class A	86,390	4,326,411
Advance Auto Parts, Inc.	86,620	7,061,262
AutoZone, Inc. (I)(L)	11,829	4,836,050

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Best Buy Company, Inc. (L)	61,090	$1,683,030
Cabela’s, Inc. (I)(L)	7,500	502,950
CarMax, Inc. (I)(L)	17,640	825,023
CST Brands, Inc. (I)(L)	93,946	2,855,019
Dick’s Sporting Goods, Inc. (L)	28,190	1,475,465
DSW, Inc., Class A	12,650	935,974
GameStop Corp., Class A (L)	110,270	3,656,553
Lowe’s Companies, Inc.	639,032	26,909,638
The Gap, Inc.	21,600	875,880
Tiffany & Company	21,250	1,652,825
Zhongsheng Group Holdings, Ltd.	1,651,000	2,043,353

		59,639,433
Textiles, Apparel & Luxury Goods - 1.0%
Fifth & Pacific Companies, Inc. (I)	167,113	3,591,258
Michael Kors Holdings, Ltd. (I)	18,550	1,165,311
Prada SpA	27,900	267,377
Quiksilver, Inc. (I)(L)	194,165	1,528,079
Samsonite International SA	2,917,125	7,532,675

		14,084,700

		209,411,007
Consumer Staples - 5.4%
Beverages - 2.5%
Anheuser-Busch InBev NV	151,819	13,994,637
Beam, Inc.	10,100	654,884
Brown-Forman Corp., Class B	9,500	653,790
Companhia de Bebidas das Americas, ADR	12,300	468,261
Diageo PLC	63,220	1,871,603
LT Group, Inc. (I)	4,189,395	2,444,244
Molson Coors Brewing Company, Class B	98,775	4,880,473
Monster Beverage Corp. (I)	13,046	712,181
PepsiCo, Inc.	94,877	7,663,215

		33,343,288
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	35,520	2,045,242
Seven & I Holdings Company, Ltd.	13,200	448,220
Walgreen Company	99,400	4,747,344

		7,240,806
Food Products - 1.9%
Asian Bamboo AG (I)(L)	44,677	118,246
Asian Citrus Holdings, Ltd. (I)	2,874,849	1,225,699
Bunge, Ltd.	118,980	8,281,008
China Minzhong Food Corp., Ltd. (I)(L)	1,356,490	1,098,503
Hillshire Brands Company	56,440	1,955,082
Kraft Foods Group, Inc.	105,212	5,800,338
Unilever NV - NY Shares	124,500	5,077,110
Universal Robina Corp.	397,185	1,170,533

		24,726,519
Personal Products - 0.1%
Hengan International Group Company, Ltd.	54,500	602,485
The Estee Lauder Companies, Inc., Class A	9,900	671,022

		1,273,507
Tobacco - 0.4%
Altria Group, Inc.	18,400	664,240
Philip Morris International, Inc.	46,250	4,204,588

		4,868,828

		71,452,948

25

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 9.4%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	187,060	$8,507,489
Halliburton Company	207,160	8,669,646
McDermott International, Inc. (I)	263,115	2,512,748
Oceaneering International, Inc.	4,850	351,528
Superior Energy Services, Inc. (I)	29,095	776,255
Trican Well Service, Ltd.	145,750	2,042,679

		22,860,345
Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	143,214	12,526,929
BG Group PLC (I)	519,683	9,458,156
BP PLC, ADR	131,834	5,656,997
Cabot Oil & Gas Corp.	37,180	2,615,985
Chesapeake Energy Corp. (L)	41,530	907,015
Chevron Corp.	58,900	7,229,975
Cobalt International Energy, Inc. (I)	621,984	16,134,265
Exxon Mobil Corp.	48,850	4,419,460
JX Holdings, Inc.	325,305	1,587,333
Karoon Gas Australia, Ltd. (I)	1,065,986	5,727,924
KiOR, Inc., Class A (I)(L)	110,459	511,425
Marathon Petroleum Corp.	12,000	990,000
Occidental Petroleum Corp.	100,107	9,216,851
Pioneer Natural Resources Company	113,360	15,720,765
Royal Dutch Shell PLC, ADR, Class B	49,400	3,400,202
Suncor Energy, Inc.	124,700	3,779,657
Tesoro Corp.	16,200	998,730
Valero Energy Corp.	24,400	991,372

		101,873,041

		124,733,386
Financials - 14.0%
Capital Markets - 2.5%
BlackRock, Inc.	48,692	13,594,806
CETIP SA - Mercados Organizados	96,090	1,037,707
CITIC Securities Company, Ltd., H Shares	644,750	1,418,482
E*TRADE Financial Corp. (I)	386,155	4,490,983
LPL Financial Holdings, Inc.	75,364	2,794,497
SEI Investments Company	243,410	7,450,780
T. Rowe Price Group, Inc.	26,790	2,032,289
TD Ameritrade Holding Corp.	17,200	403,168

		33,222,712
Commercial Banks - 3.4%
Agricultural Bank of China, Ltd., H Shares	2,687,295	1,246,532
BOK Financial Corp.	50,780	3,305,778
China Construction Bank Corp., H Shares	1,672,120	1,353,723
Cullen/Frost Bankers, Inc. (L)	13,745	884,491
First Niagara Financial Group, Inc.	122,470	1,196,532
First Republic Bank	59,360	2,205,818
Industrial & Commercial Bank of China, Ltd.,
H Shares	1,970,110	1,383,109
M&T Bank Corp. (L)	82,325	8,635,893
Mitsubishi UFJ Financial Group	49,500	292,317
Mizuho Financial Group, Inc.	174,600	330,361
PNC Financial Services Group, Inc.	169,862	12,168,914
The Bank of Yokohama, Ltd.	29,000	142,111
Wells Fargo & Company	312,902	12,688,176

		45,833,755
Diversified Financial Services - 2.0%
Citigroup, Inc.	169,420	8,808,146
IntercontinentalExchange, Inc. (I)(L)	49,445	8,465,478
JPMorgan Chase & Company	141,406	7,719,354

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Moody’s Corp.	27,210	$1,807,832

		26,800,810
Insurance - 5.4%
ACE, Ltd.	59,315	5,319,369
AIA Group, Ltd.	571,105	2,520,317
Alleghany Corp. (I)	9,450	3,685,500
American International Group, Inc. (I)	498,440	22,160,642
Berkshire Hathaway, Inc., Class B (I)	28,710	3,274,950
China Pacific Insurance Group Company, Ltd.,
H Shares	387,975	1,301,811
China Taiping Insurance
Holdings Company, Ltd. (I)	849,590	1,477,295
Delta Lloyd NV (L)	116,980	2,279,892
Fidelity National Financial, Inc., Class A	161,355	4,245,250
Markel Corp. (I)	15,790	8,256,433
Marsh & McLennan Companies, Inc.	219,400	8,780,388
MetLife, Inc.	67,570	2,987,270
MS&AD Insurance Group Holdings	11,400	281,239
T&D Holdings, Inc.	144,210	1,755,539
Tokio Marine Holdings, Inc.	15,400	446,858
Unum Group	23,800	677,824
XL Group PLC	86,590	2,721,524

		72,172,101
Real Estate Investment Trusts - 0.2%
Fibra Uno Administracion SA de CV	308,480	1,070,896
Taubman Centers, Inc.	5,600	451,248
Unibail-Rodamco SE (L)	1,890	458,868

		1,981,012
Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	119,545	1,220,120
Hulic Company, Ltd. (I)	31,300	262,247
Lippo Karawaci Tbk PT	7,361,810	1,379,616
Longfor Properties Company, Ltd.	40,500	68,123
Mitsui Fudosan Company, Ltd.	15,900	436,997
Realogy Holdings Corp. (I)	27,713	1,431,099
Robinsons Land Corp.	1,521,875	787,312

		5,585,514
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (I)	16,100	688,758

		186,284,662
Health Care - 13.7%
Biotechnology - 3.3%
Algeta ASA (I)(L)	50,304	1,950,281
Amgen, Inc.	7,300	733,869
Arena Pharmaceuticals, Inc. (I)(L)	374,925	3,314,337
Biogen Idec, Inc. (I)	10,060	2,389,149
BioMarin Pharmaceutical, Inc. (I)	8,955	561,479
Celgene Corp. (I)	14,315	1,770,050
Cubist Pharmaceuticals, Inc. (I)	20,800	1,142,960
Gilead Sciences, Inc. (I)	120,305	6,554,216
Onyx Pharmaceuticals, Inc. (I)(L)	59,630	5,691,684
Pharmacyclics, Inc. (I)	11,100	1,017,204
Puma Biotechnology, Inc. (I)	27,580	1,073,689
Quintiles Transnational Holdings, Inc. (I)	1,300	57,252
Regeneron Pharmaceuticals, Inc. (I)	25,737	6,225,008
Sarepta Therapeutics, Inc. (I)(L)	23,020	813,757
Seattle Genetics, Inc. (I)(L)	57,035	1,957,441
TESARO, Inc. (I)	32,465	1,110,628

26

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	89,790	$7,211,035

		43,574,039
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (I)	62,500	577,500
Essilor International SA (L)	4,389	478,321
Hologic, Inc. (I)	583,585	12,109,389
Medtronic, Inc.	184,606	9,416,752

		22,581,962
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc. (I)	85,705	2,429,737
Cardinal Health, Inc.	201,100	9,443,656
Catamaran Corp. (I)	173,556	8,542,426
Cigna Corp.	65,800	4,467,820
HCA Holdings, Inc.	15,900	621,054
Humana, Inc.	8,300	670,474
Laboratory Corp. of America Holdings (I)	44,660	4,443,223
UnitedHealth Group, Inc.	10,700	670,141
Universal Health Services, Inc., Class B	14,400	995,616

		32,284,147
Health Care Technology - 0.1%
CareView Communications, Inc. (I)	1,950,070	1,462,553
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (I)	12,300	864,936
Pharmaceuticals - 6.1%
AstraZeneca PLC (I)	109,150	5,568,233
Bristol-Myers Squibb Company	186,545	8,582,935
Eli Lilly & Company	80,770	4,293,733
H. Lundbeck A/S (L)	122,872	2,360,838
Hisamitsu Pharmaceutical Company, Inc.	5,200	255,608
Jazz Pharmaceuticals PLC (I)	23,800	1,617,686
Johnson & Johnson	205,149	17,269,443
Merck & Company, Inc.	121,621	5,679,701
Mylan, Inc. (I)	39,800	1,213,104
Ono Pharmaceutical Company, Ltd.	29,700	2,045,346
Pfizer, Inc.	90,529	2,465,105
Roche Holdings AG	77,516	19,180,583
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares (I)	589,335	1,033,428
Teva Pharmaceutical Industries, Ltd., ADR	198,064	7,566,045
TherapeuticsMD, Inc. (I)	952,627	2,657,829

		81,789,617

		182,557,254
Industrials - 13.3%
Aerospace & Defense - 2.9%
BAE Systems PLC	113,680	697,410
Bombardier, Inc.	357,430	1,620,372
DigitalGlobe, Inc. (I)	244,775	7,399,548
GenCorp, Inc. (I)(L)	48,205	659,444
Lockheed Martin Corp.	35,719	3,780,142
Northrop Grumman Corp.	45,997	3,789,693
Rolls-Royce Holdings PLC	288,113	5,210,794
Safran SA (L)	87,644	4,634,370
Textron, Inc.	44,405	1,197,159
Thales SA (L)	10,788	522,640
TransDigm Group, Inc.	18,278	2,670,416
United Technologies Corp.	63,900	6,064,110

		38,246,098
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	66,681	3,780,146

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	137,671	$11,825,939

		15,606,085
Airlines - 0.8%
AirAsia BHD	1,846,342	1,901,914
Delta Air Lines, Inc. (I)	268,345	4,832,893
Gol Linhas Aereas
Inteligentes SA, ADR (I)(L)	217,990	972,235
United Continental Holdings, Inc. (I)(L)	108,070	3,507,952

		11,214,994
Building Products - 0.8%
Armstrong World Industries, Inc. (I)	69,185	3,595,544
Lennox International, Inc.	115,480	7,389,565
Ply Gem Holdings Inc (I)	3,600	83,160

		11,068,269
Commercial Services & Supplies - 0.4%
Platform Acquisition Holdings, Ltd. (I)	125,700	1,309,166
The ADT Corp. (I)	26,075	1,058,384
Waste Connections, Inc.	86,630	3,485,991

		5,853,541
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (I)	112,320	6,403,363
MasTec, Inc. (I)(L)	26,175	832,365

		7,235,728
Electrical Equipment - 0.7%
Eaton Corp. PLC	91,600	6,051,096
Hubbell, Inc., Class B	6,800	682,924
Mitsubishi Electric Corp.	46,000	434,783
Polypore International, Inc. (I)	45,740	1,720,739

		8,889,542
Industrial Conglomerates - 0.6%
3M Company	65,504	7,223,126
Toshiba Corp.	155,895	736,448

		7,959,574
Machinery - 2.1%
Barnes Group, Inc.	135,820	4,104,480
Donaldson Company, Inc.	17,400	652,674
Fiat Industrial SpA	383,002	4,401,856
IDEX Corp. (L)	46,570	2,563,679
Jain Irrigation Systems, Ltd.	1,364,575	1,663,737
PACCAR, Inc. (L)	126,680	6,790,048
Pall Corp. (L)	38,565	2,630,133
Stanley Black & Decker, Inc.	55,320	4,382,450
Vallourec SA (L)	12,610	680,502

		27,869,559
Professional Services - 1.2%
IHS, Inc., Class A (I)	86,130	9,054,847
Nielsen Holdings NV	124,590	4,224,847
Verisk Analytics, Inc., Class A (I)	46,360	2,726,895

		16,006,589
Road & Rail - 1.3%
Canadian National Railway Company	24,340	2,470,038
Canadian Pacific Railway, Ltd.	15,430	2,036,606
Hertz Global Holdings, Inc. (I)(L)	268,815	6,943,491
Kansas City Southern	27,565	3,051,446
Landstar System, Inc.	42,097	2,222,301

		16,723,882

27

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Company, Inc., Class A	72,370	$5,982,828
WESCO International, Inc. (I)	66,045	4,904,502

		10,887,330

		177,561,191
Information Technology - 17.4%
Communications Equipment - 1.9%
Alcatel-Lucent, ADR (I)	1,933,880	3,248,918
Cisco Systems, Inc.	704,630	16,967,490
JDS Uniphase Corp. (I)	313,435	4,268,985
Palo Alto Networks, Inc. (I)	17,700	858,804

		25,344,197
Computers & Peripherals - 0.8%
EMC Corp. (I)	154,790	3,832,600
SanDisk Corp. (I)	90,765	5,356,950
Seagate Technology PLC	20,300	874,524

		10,064,074
Electronic Equipment, Instruments & Components - 0.1%
Jabil Circuit, Inc.	53,170	1,066,590
Internet Software & Services - 3.8%
Akamai Technologies, Inc. (I)	308,732	14,238,720
eBay, Inc. (I)	54,085	2,925,999
IAC/InterActiveCorp	45,080	2,185,478
LinkedIn Corp., Class A (I)	69,800	11,693,594
MercadoLibre, Inc.	4,300	492,866
Open Text Corp. (L)	5,700	387,372
Pandora Media, Inc. (I)(L)	202,165	3,440,848
Web.com Group, Inc. (I)(L)	121,304	2,546,171
Yahoo!, Inc. (I)	470,422	12,372,099

		50,283,147
IT Services - 0.8%
Amadeus IT Holding SA, A Shares	64,247	1,958,650
Automatic Data Processing, Inc.	54,845	3,768,948
Teradata Corp. (I)(L)	93,200	5,195,900

		10,923,498
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	146,300	6,719,559
ASML Holding NV, ADR (L)	32,899	2,673,702
Avago Technologies, Ltd.	166,310	6,271,550
GT Advanced Technologies, Inc. (I)(L)	310,805	1,383,082
Intel Corp.	444,015	10,780,684
Micron Technology, Inc. (I)	1,418,290	16,565,627
NXP Semiconductor NV (I)	110,650	3,413,553
Samsung Electronics Company, Ltd.	1,690	2,279,091
Skyworks Solutions, Inc. (I)	189,970	4,532,684
SunEdison, Inc. (I)	594,745	4,799,592
Teradyne, Inc. (I)	169,385	3,038,767

		62,457,891
Software - 5.3%
Activision Blizzard, Inc.	164,700	2,376,621
Adobe Systems, Inc. (I)	11,700	502,047
ANSYS, Inc. (I)	20,245	1,508,253
Autodesk, Inc. (I)	147,620	5,569,703
Cadence Design Systems, Inc. (I)(L)	676,000	10,227,880
Citrix Systems, Inc. (I)	25,335	1,630,307
Concur Technologies, Inc. (I)(L)	114,810	9,268,611
FactSet Research Systems, Inc. (L)	21,485	2,109,612
Informatica Corp. (I)	3,800	138,168
Microsoft Corp.	517,820	18,061,562

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	263,972	$8,911,695
Rovi Corp. (I)	82,580	2,130,564
Salesforce.com, Inc. (I)	11,100	469,863
ServiceNow, Inc. (I)	196,558	7,225,472
VMware, Inc., Class A (I)	10,135	720,801

		70,851,159

		230,990,556
Materials - 5.5%
Chemicals - 1.7%
Akzo Nobel NV	80,119	5,115,252
Axiall Corp.	25,162	1,085,740
LyondellBasell Industries NV, Class A	14,900	993,085
Methanex Corp.	80,116	3,541,127
Mitsui Chemicals, Inc.	1,110,175	2,510,564
PTT Global Chemical PCL	500,270	1,202,135
The Dow Chemical Company	106,300	3,663,098
The Mosaic Company	23,645	1,438,089
The Sherwin-Williams Company	13,820	2,605,485
Westlake Chemical Corp.	10,700	999,380

		23,153,955
Containers & Packaging - 1.3%
Graphic Packaging Holding Company (I)	255,060	1,961,411
Packaging Corp. of America	76,880	3,767,120
Rock-Tenn Company, Class A	94,420	9,326,808
Silgan Holdings, Inc.	42,155	1,971,589

		17,026,928
Metals & Mining - 1.4%
Allied Nevada Gold Corp. (I)(L)	197,500	1,524,700
AuRico Gold, Inc. (L)	315,480	1,608,948
Barrick Gold Corp. (L)	436,975	9,228,912
China Metal Recycling Holdings, Ltd. (L)	633,915	192,520
Continental Gold Ltd. (I)	605,210	2,410,916
Molycorp, Inc. (I)(L)	220,200	1,446,714
SunCoke Energy, Inc. (I)	138,330	2,144,115

		18,556,825
Paper & Forest Products - 1.1%
International Paper Company	223,515	10,315,217
Norbord, Inc. (L)	135,965	4,448,452

		14,763,669

		73,501,377
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	66,400	3,219,072
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (I)(L)	226,255	1,744,426
T-Mobile US, Inc. (I)	50,365	1,079,322

		2,823,748

		6,042,820
Utilities - 1.1%
Gas Utilities - 0.7%
UGI Corp.	246,512	9,414,293
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (I)	106,395	2,160,882

28

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc.	139,250	$3,553,660

		5,714,542

		15,128,835

TOTAL COMMON STOCKS (Cost $1,102,965,972)		$1,277,664,036

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.1%
ProSiebenSat.1 Media AG	29,540	1,183,396
Industrials - 0.0%
Rolls-Royce Holdings PLC, C Shares	35,638,953	54,150

TOTAL PREFERRED SECURITIES (Cost $1,238,267)		$1,237,546

WARRANTS - 0.1%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: $0.00) (I)(S)	475,432	818,010
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	125,700	42,028

TOTAL WARRANTS (Cost $744,334)		$860,038

SECURITIES LENDING COLLATERAL - 8.3%
Securities Lending Collateral - 8.3%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	10,988,928	109,981,591

TOTAL SECURITIES LENDING
COLLATERAL (Cost $109,982,536)		$109,981,591

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreement - 2.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/31/2013 at 0.100% to
be repurchased at $36,000,300 on
06/03/2013 collateralized by $34,464,484
Government National Mortgage Association,
2.790% - 7.000% due 03/15/2038 -
06/15/2048 (valued at $36,720,000 ,
including interest)	$36,000,000	$36,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $36,000,000)		$36,000,000

Total Investments (Alpha Opportunities Fund)
(Cost $1,250,931,109) - 107.2%		$1,425,743,211
Other assets and liabilities, net - (7.2%)		(95,242,756)

TOTAL NET ASSETS - 100.0%		$1,330,500,455

Asia Total Return Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 33.5%
Australia - 7.0%
Commonwealth of Australia
3.250%, 04/21/2029	AUD	4,000,000	$3,547,519
New South Wales Treasury Corp.
6.000%, 05/01/2020		6,500,000	7,090,070

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Australia (continued)
Queensland Treasury Corp.
6.000%, 10/21/2015	AUD	6,000,000	$6,144,597
7.125%, 09/18/2017	NZD	5,565,000	5,012,122
Treasury Corp. of Victoria
5.750%, 11/15/2016	AUD	7,000,000	7,291,368

			29,085,676
China - 2.6%
Republic of China
0.600%, 08/18/2014	CNY	25,500,000	4,079,455
1.400%, 08/18/2016		20,000,000	3,181,912
2.380%, 07/19/2014		20,000,000	3,269,587

			10,530,954
Indonesia - 3.0%
Republic of Indonesia
7.000%, 05/15/2027	IDR	24,000,000,000	2,551,691
8.250%, 06/15/2032		56,000,000,000	6,573,628
9.500%, 07/15/2031		26,000,000,000	3,413,448

			12,538,767
Malaysia - 4.5%
Government of Malaysia
3.314%, 10/31/2017	MYR	14,000,000	4,521,788
3.418%, 08/15/2022		12,000,000	3,869,084
3.580%, 09/28/2018		10,000,000	3,270,345
4.262%, 09/15/2016		12,000,000	3,986,711
4.392%, 04/15/2026		8,000,000	2,787,893

			18,435,821
New Zealand - 1.3%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,657,719
5.500%, 04/15/2023		4,100,000	3,770,684

			5,428,403
Philippines - 3.1%
Republic of Philippines
6.250%, 01/14/2036	PHP	110,000,000	3,252,898
Republic of the Philippines
3.900%, 11/26/2022		231,000,000	5,833,747
7.000%, 01/27/2016		79,800,000	2,105,047
7.750%, 08/23/2017		57,000,000	1,635,189

			12,826,881
Singapore - 1.3%
Republic of Singapore
2.750%, 04/01/2042	SGD	4,000,000	3,069,742
4.000%, 09/01/2018		2,450,000	2,229,582

			5,299,324
South Korea - 6.4%
Republic of Korea
3.750%, 06/10/2022	KRW	7,500,000,000	6,972,152
4.000%, 03/10/2016		9,500,000,000	8,674,340
4.750%, 03/10/2014		4,300,000,000	3,866,723
5.000%, 06/10/2020		1,000,000,000	995,867
5.750%, 09/10/2018		6,000,000,000	6,035,893

			26,544,975
Thailand - 4.3%
Bank of Thailand
3.200%, 10/22/2014	THB	100,000,000	3,327,759
Kingdom of Thailand
1.200%, 07/14/2021		125,557,200	4,200,847

29

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Thailand (continued)
Kingdom of Thailand (continued)
3.250%, 06/16/2017	THB	130,000,000	$4,351,494
3.625%, 06/16/2023		180,000,000	6,006,096

			17,886,196

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $145,726,107)			$138,576,997

CORPORATE BONDS - 60.8%
Australia - 2.2%
Australia & New Zealand Banking
Group, Ltd.
3.450%, 08/08/2022 (P)		$6,000,000	6,167,640
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,472,693
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	498,495

			9,138,828
Cayman Islands - 3.4%
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		$4,000,000	3,937,008
Sino MTN, Ltd.
3.250%, 09/21/2017		6,000,000	6,057,000
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,186,196

			14,180,204
China - 5.8%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	2,120,000
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		4,000,000	4,286,716
China Shanshui Cement Group, Ltd.
10.500%, 04/27/2017		2,000,000	2,225,000
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	2,035,000
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021		2,000,000	2,244,646
Kaisa Group Holdings, Ltd.
8.875%, 03/19/2018 (S)		300,000	307,500
Longfor Properties Company, Ltd.
9.500%, 04/07/2016		2,000,000	2,160,000
Shanghai Baosteel Group Corp.
3.250%, 03/01/2014	CNY	10,000,000	1,630,164
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		$5,332,000	5,640,499
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,177,512

			23,827,037
Germany - 1.0%
KFW
6.000%, 03/28/2017	AUD	4,000,000	4,182,774

			4,182,774
Hong Kong - 8.3%
Bangkok Bank PCL
2.750%, 03/27/2018		$4,000,000	4,050,796
Bank of Communications Company, Ltd.
1.350%, 04/01/2014	CNY	10,000,000	1,601,081
Bank of East Asia, Ltd.
4.250%, 09/13/2022 (P)	SGD	4,750,000	3,961,412

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Hong Kong (continued)
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018 (S)		$1,300,000	$1,306,500
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	3,300,621
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,004,380
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	156,035
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	4,235,556
KWG Property Holding, Ltd.
12.500%, 08/18/2017		2,000,000	2,230,000
Lotte Shopping Business Management
Hong Kong, Ltd.
4.000%, 02/09/2015	CNY	9,200,000	1,524,364
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		$2,000,000	1,939,170
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,590,762
Wharf Finance, Ltd.
4.625%, 02/08/2017		$2,000,000	2,143,250
6.125%, 11/06/2017		2,000,000	2,282,480

			34,326,407
Indonesia - 5.1%
Adaro Indonesia PT
7.625%, 10/22/2019		2,500,000	2,662,500
Alam Sutera International Pvt, Ltd.
10.750%, 03/27/2017		2,000,000	2,240,000
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	4,020,000
5.625%, 05/20/2043 (S)		2,000,000	1,805,000
6.000%, 05/03/2042		4,000,000	3,790,000
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,275,000
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,000,000	2,130,742

			20,923,242
Japan - 1.2%
Hitachi Capital Corp.
3.750%, 03/22/2015	CNY	6,550,000	1,076,585
ORIX Corp.
4.000%, 11/29/2014		23,800,000	3,922,668

			4,999,253
Luxembourg - 1.8%
European Investment Bank
6.000%, 04/22/2014	IDR	32,340,000,000	3,234,000
6.125%, 01/23/2017	AUD	4,000,000	4,169,520

			7,403,520
Malaysia - 4.7%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	5,012,568
Malayan Banking BHD
3.250%, 09/20/2022 (P)		4,000,000	4,021,316
3.800%, 04/28/2021 (P)	SGD	5,250,000	4,278,903
SSG Resources, Ltd.
4.250%, 10/04/2022		$6,000,000	6,137,052

			19,449,839
Netherlands - 1.9%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,564,000

30

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Netherlands (continued)
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		$2,000,000	$1,940,000
Listrindo Capital BV
6.950%, 02/21/2019		2,000,000	2,156,500

			7,660,500
Philippines - 0.3%
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	995,126

			995,126
Singapore - 6.7%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		$800,000	818,000
DBS Bank, Ltd.
3.625%, 09/21/2022 (P)		4,485,000	4,630,390
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,429,633
Joynote, Ltd.
3.408%, 07/20/2018	SGD	500,000	399,234
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2022, then 10 year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)		3,250,000	2,669,245
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)		5,000,000	4,067,273
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,764,000
United Overseas Bank, Ltd.
2.875%, 10/17/2022 (P)		5,000,000	5,012,500
3.150%, 07/11/2022 (P)	SGD	5,000,000	4,042,328

			27,832,603
South Korea - 1.3%
Export-Import Bank of Korea
6.000%, 02/27/2014	INR	80,000,000	1,409,367
Hyundai Capital Services, Inc.
3.250%, 03/04/2014	CNY	25,000,000	4,077,048

			5,486,415
Thailand - 2.2%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	4,111,928
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,025,022
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	3,982,057

			9,119,007
United Kingdom - 2.7%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,073,448
European Bank for Reconstruction &
Development
5.250%, 02/07/2014	INR	455,000,000	8,014,813
Vedanta Resources PLC
9.500%, 07/18/2018		$1,000,000	1,147,500

			11,235,761
United States - 9.1%
Caterpillar Financial Services Corp.
3.350%, 11/26/2014	CNY	25,000,000	4,115,193

Asia Total Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Ford Motor Company
4.875%, 03/26/2015	CNY	34,400,000	$5,768,966
Inter-American Development Bank
3.000%, 03/25/2014	INR	150,700,000	2,599,532
4.500%, 02/04/2016	IDR	60,000,000,000	5,900,766
6.000%, 09/17/2013		25,000,000,000	2,533,563
International Bank for Reconstruction &
Development
2.000%, 06/17/2014	CNY	20,000,000	3,260,249
International Finance Corp.
1.800%, 01/27/2016		32,750,000	5,203,948
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,910,114
7.375%, 02/22/2018		2,250,000	2,385,240
Reliance Holdings USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,832,059

			37,509,630
Virgin Islands - 3.1%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,877,450
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,832,288
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,870,446
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		2,000,000	2,224,610

			12,804,794

TOTAL CORPORATE BONDS (Cost $256,683,639)			$251,074,940

CAPITAL PREFERRED SECURITIES - 1.5%
Cayman Islands - 1.5%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)		6,000,000	6,360,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,432,750)			$6,360,000

Total Investments (Asia Total Return Bond Fund)
(Cost $408,842,496) - 95.8%			$396,011,937
Other assets and liabilities, net - 4.2%			17,161,027

TOTAL NET ASSETS - 100.0%			$413,172,964

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Consumer Discretionary - 24.0%
Automobiles - 0.7%
Harley-Davidson, Inc.	256,100	$13,967,694
Tesla Motors, Inc. (I)(L)	11,700	1,143,792

		15,111,486
Hotels, Restaurants & Leisure - 6.0%
Carnival Corp.	306,800	10,155,080

31

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (I)(L)	50,100	$18,086,100
Las Vegas Sands Corp.	552,800	32,007,120
Marriott International, Inc., Class A	241,885	10,161,589
Starbucks Corp.	714,200	45,044,594
Starwood Hotels & Resorts Worldwide, Inc.	401,300	27,408,790

		142,863,273
Household Durables - 0.1%
D.R. Horton, Inc.	43,200	1,052,352
Lennar Corp., Class A (L)	20,400	802,128

		1,854,480
Internet & Catalog Retail - 7.5%
Amazon.com, Inc. (I)	375,511	101,023,724
Netflix, Inc. (I)	13,600	3,077,000
priceline.com, Inc. (I)	87,000	69,941,910
TripAdvisor, Inc. (I)	65,500	4,224,095

		178,266,729
Media - 2.4%
Discovery Communications, Inc., Series C (I)	411,900	28,820,643
News Corp., Class A	57,500	1,846,325
Omnicom Group, Inc. (L)	87,000	5,405,310
The Walt Disney Company	310,200	19,567,416
Time Warner, Inc.	35,600	2,077,972

		57,717,666
Multiline Retail - 0.3%
Dollar Tree, Inc. (I)	139,800	6,715,992
Specialty Retail - 3.2%
L Brands, Inc.	268,000	13,402,680
Lowe’s Companies, Inc.	191,600	8,068,276
O’Reilly Automotive, Inc. (I)	181,200	19,734,492
Ross Stores, Inc.	145,200	9,336,360
The Home Depot, Inc.	279,000	21,946,140
Tiffany & Company	18,500	1,438,930
Tractor Supply Company	12,400	1,388,552

		75,315,430
Textiles, Apparel & Luxury Goods - 3.8%
Fossil, Inc. (I)	168,500	17,894,700
Lululemon Athletica, Inc. (I)(L)	146,200	11,375,822
Michael Kors Holdings, Ltd. (I)	109,800	6,897,636
NIKE, Inc., Class B	237,200	14,625,752
PVH Corp.	158,000	18,200,020
Ralph Lauren Corp.	123,900	21,693,651

		90,687,581

		568,532,637
Consumer Staples - 3.5%
Beverages - 0.4%
Anheuser-Busch InBev NV, ADR	100	9,192
Constellation Brands, Inc., Class A (I)	18,400	975,384
Monster Beverage Corp. (I)	66,200	3,613,858
PepsiCo, Inc.	33,000	2,665,410
The Coca-Cola Company	74,900	2,995,251

		10,259,095
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	74,400	8,159,448
CVS Caremark Corp.	206,200	11,872,996
The Kroger Company	85,000	2,861,950
Whole Foods Market, Inc.	421,800	21,874,548

		44,768,942

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (I)(L)	205,700	$15,042,841
Nestle SA	18,797	1,240,355

		16,283,196
Household Products - 0.5%
The Procter & Gamble Company	139,600	10,715,696
Personal Products - 0.0%
The Estee Lauder Companies, Inc., Class A	9,800	664,244

		82,691,173
Energy - 4.7%
Energy Equipment & Services - 1.4%
Cameron International Corp. (I)	169,600	10,323,552
FMC Technologies, Inc. (I)	43,800	2,437,908
Schlumberger, Ltd.	276,308	20,178,773

		32,940,233
Oil, Gas & Consumable Fuels - 3.3%
Cabot Oil & Gas Corp.	24,500	1,723,820
Concho Resources, Inc. (I)	6,900	577,254
EOG Resources, Inc.	96,900	12,509,790
EQT Corp.	166,500	13,300,020
Phillips 66	235,200	15,657,264
Pioneer Natural Resources Company	159,200	22,077,856
Range Resources Corp.	181,000	13,607,580

		79,453,584

		112,393,817
Financials - 9.2%
Capital Markets - 5.8%
Ameriprise Financial, Inc.	70,889	5,778,871
Franklin Resources, Inc.	273,235	42,299,510
Invesco, Ltd.	877,400	29,603,476
Morgan Stanley	569,100	14,739,690
Northern Trust Corp.	137,411	7,990,450
State Street Corp.	308,929	20,444,921
TD Ameritrade Holding Corp.	381,800	8,949,392
The Goldman Sachs Group, Inc.	40,224	6,519,506

		136,325,816
Commercial Banks - 0.4%
U.S. Bancorp	239,700	8,403,882
Consumer Finance - 1.2%
American Express Company	386,448	29,257,978
Diversified Financial Services - 1.6%
Citigroup, Inc.	285,800	14,858,742
IntercontinentalExchange, Inc. (I)(L)	64,850	11,102,969
JPMorgan Chase & Company	219,000	11,955,210

		37,916,921
Insurance - 0.2%
Marsh & McLennan Companies, Inc.	141,600	5,666,832

		217,571,429
Health Care - 13.8%
Biotechnology - 8.0%
Alexion Pharmaceuticals, Inc. (I)	201,600	19,664,064
Biogen Idec, Inc. (I)	213,300	50,656,617
Celgene Corp. (I)	312,900	38,690,085
Gilead Sciences, Inc. (I)	1,128,600	61,486,128
Onyx Pharmaceuticals, Inc. (I)(L)	2,600	248,170
Regeneron Pharmaceuticals, Inc. (I)	75,200	18,188,624

32

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	3,000	$240,930

		189,174,618
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	78,400	5,513,872
Becton, Dickinson and Company	12,200	1,203,164
Covidien PLC	102,400	6,512,640
Edwards Lifesciences Corp. (I)	12,800	850,688
Stryker Corp.	114,321	7,589,771

		21,670,135
Health Care Providers & Services - 3.0%
Aetna, Inc.	24,100	1,455,158
AmerisourceBergen Corp.	8,100	438,048
Express Scripts Holding Company (I)	280,300	17,412,236
Henry Schein, Inc. (I)	6,900	664,401
McKesson Corp.	356,300	40,568,318
UnitedHealth Group, Inc.	167,000	10,459,210

		70,997,371
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	269,600	23,805,680
Pharmaceuticals - 0.9%
Allergan, Inc.	181,200	18,027,588
Perrigo Company	14,800	1,715,468
Valeant Pharmaceuticals International, Inc.
(Toronto Exchange) (I)	17,100	1,558,152

		21,301,208

		326,949,012
Industrials - 14.1%
Aerospace & Defense - 4.6%
Honeywell International, Inc.	228,600	17,935,956
Precision Castparts Corp.	222,100	47,511,632
The Boeing Company	317,000	31,389,340
United Technologies Corp.	124,700	11,834,030

		108,670,958
Air Freight & Logistics - 0.4%
FedEx Corp.	98,400	9,479,856
Airlines - 0.8%
Delta Air Lines, Inc. (I)	196,200	3,533,562
United Continental Holdings, Inc. (I)	477,000	15,483,420

		19,016,982
Electrical Equipment - 0.7%
Eaton Corp. PLC	29,400	1,942,164
Roper Industries, Inc.	114,900	14,272,878

		16,215,042
Industrial Conglomerates - 3.0%
3M Company	35,900	3,958,693
Danaher Corp.	1,095,274	67,709,839

		71,668,532
Machinery - 0.0%
Flowserve Corp.	2,900	487,577
Professional Services - 0.4%
IHS, Inc., Class A (I)	86,500	9,093,745
Verisk Analytics, Inc., Class A (I)	4,200	247,044

		9,340,789
Road & Rail - 2.9%
J.B. Hunt Transport Services, Inc.	51,300	3,778,758
Kansas City Southern	172,200	19,062,540

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Norfolk Southern Corp.	3,100	$237,429
Union Pacific Corp.	304,700	47,112,714

		70,191,441
Trading Companies & Distributors - 1.3%
Fastenal Company (L)	420,000	21,915,600
W.W. Grainger, Inc.	31,200	8,032,128

		29,947,728

		335,018,905
Information Technology - 23.4%
Communications Equipment - 2.1%
Juniper Networks, Inc. (I)	169,679	3,008,409
QUALCOMM, Inc.	729,723	46,322,816

		49,331,225
Computers & Peripherals - 1.6%
Apple, Inc.	83,900	37,728,152
EMC Corp. (I)	26,300	651,188

		38,379,340
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp., Class A	10,000	779,000
Internet Software & Services - 10.2%
Akamai Technologies, Inc. (I)	108,100	4,985,572
Baidu, Inc., ADR (I)(L)	145,300	14,041,792
eBay, Inc. (I)	820,262	44,376,174
Facebook, Inc., Class A (I)(L)	659,365	16,055,538
Google, Inc., Class A (I)	151,084	131,505,024
LinkedIn Corp., Class A (I)	93,900	15,731,067
Tencent Holdings, Ltd.	384,900	15,181,215

		241,876,382
IT Services - 6.5%
Accenture PLC, Class A	140,600	11,544,666
Alliance Data Systems Corp. (I)(L)	66,800	11,829,612
Cognizant Technology
Solutions Corp., Class A (I)	182,800	11,818,020
Fiserv, Inc. (I)	119,400	10,406,904
Mastercard, Inc., Class A	125,860	71,771,665
Visa, Inc., Class A	209,200	37,266,888

		154,637,755
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp., Class A	591,800	21,251,538
Xilinx, Inc.	145,875	5,929,819

		27,181,357
Software - 1.9%
Autodesk, Inc. (I)	102,700	3,874,871
Citrix Systems, Inc. (I)	3,000	193,050
Intuit, Inc.	7,400	432,456
Red Hat, Inc. (I)	275,400	13,282,542
Salesforce.com, Inc. (I)	617,300	26,130,309

		43,913,228

		556,098,287
Materials - 4.7%
Chemicals - 4.7%
Ecolab, Inc.	270,700	22,866,029
Monsanto Company	193,804	19,504,435
Praxair, Inc.	288,700	33,007,071

33

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	186,100	$35,085,433

		110,462,968

		110,462,968
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
American Tower Corp.	637,462	49,620,042

TOTAL COMMON STOCKS (Cost $1,349,562,561)		$2,359,338,270

SECURITIES LENDING COLLATERAL - 2.9%
Securities Lending Collateral - 2.9%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	6,751,543	67,572,145

TOTAL SECURITIES LENDING
COLLATERAL (Cost $67,570,770)		$67,572,145

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	500,000	500,000
T. Rowe Price Prime Reserve Investment
Fund, 0.0578% (Y)	12,496,482	12,496,482

		12,996,482

TOTAL SHORT-TERM INVESTMENTS (Cost $12,996,482)		$12,996,482

Total Investments (Blue Chip Growth Fund)
(Cost $1,430,129,813) - 102.9%		$2,439,906,897
Other assets and liabilities, net - (2.9%)		(68,552,618)

TOTAL NET ASSETS - 100.0%		$2,371,354,279

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.7%
Consumer Discretionary - 22.8%
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (I)(L)	67,105	$24,224,904
Dunkin’ Brands Group, Inc.	595,319	23,574,632
Starbucks Corp.	389,037	24,536,564

		72,336,100
Internet & Catalog Retail - 6.3%
Amazon.com, Inc. (I)	256,472	68,998,662
Netflix, Inc. (I)	25,020	5,660,775
priceline.com, Inc. (I)	64,660	51,982,114

		126,641,551
Media - 2.8%
Discovery Communications, Inc., Class A (I)	209,614	16,530,160
The Walt Disney Company	649,276	40,956,330

		57,486,490
Specialty Retail - 4.2%
Inditex SA	292,224	36,219,870
TJX Companies, Inc.	946,109	47,882,576

		84,102,446

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 5.9%
Lululemon Athletica, Inc. (I)	252,332	$19,633,953
Luxottica Group SpA	459,203	23,543,708
NIKE, Inc., Class B	708,596	43,692,029
Ralph Lauren Corp.	192,022	33,621,132

		120,490,822

		461,057,409
Consumer Staples - 8.6%
Beverages - 1.6%
Diageo PLC	763,380	22,599,567
Monster Beverage Corp. (I)	178,036	9,718,985

		32,318,552
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	375,658	41,198,413
Whole Foods Market, Inc.	615,376	31,913,399

		73,111,812
Food Products - 1.5%
Mondelez International, Inc., Class A	1,030,684	30,363,951
Personal Products - 1.9%
The Estee Lauder Companies, Inc., Class A	579,166	39,255,871

		175,050,186
Energy - 3.9%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc. (I)	292,792	16,296,803
Schlumberger, Ltd.	267,446	19,531,581

		35,828,384
Oil, Gas & Consumable Fuels - 2.1%
Concho Resources, Inc. (I)	279,513	23,384,058
EOG Resources, Inc.	152,716	19,715,636

		43,099,694

		78,928,078
Financials - 2.6%
Capital Markets - 2.6%
Morgan Stanley	928,543	24,049,264
The Goldman Sachs Group, Inc.	179,594	29,108,596

		53,157,860

		53,157,860
Health Care - 19.5%
Biotechnology - 9.2%
Alexion Pharmaceuticals, Inc. (I)	336,726	32,844,254
Biogen Idec, Inc. (I)	210,211	49,923,010
Celgene Corp. (I)	172,347	21,310,707
Gilead Sciences, Inc. (I)	744,957	40,585,257
Vertex Pharmaceuticals, Inc. (I)	513,232	41,217,662

		185,880,890
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	777,961	28,527,830
Intuitive Surgical, Inc. (I)	32,336	16,088,130

		44,615,960
Health Care Providers & Services - 2.0%
Express Scripts Holding Company (I)	316,318	19,649,674
UnitedHealth Group, Inc.	325,867	20,409,050

		40,058,724
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (I)(L)	341,645	24,024,476

34

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 4.9%
Allergan, Inc.	284,729	$28,327,688
Bristol-Myers Squibb Company	443,480	20,404,515
Novo Nordisk A/S, ADR (L)	218,905	35,265,596
Perrigo Company	139,416	16,159,709

		100,157,508

		394,737,558
Industrials - 9.0%
Aerospace & Defense - 6.2%
Precision Castparts Corp.	186,485	39,892,871
Rolls-Royce Holdings PLC	585,269	10,585,139
The Boeing Company	418,588	41,448,584
United Technologies Corp.	340,245	32,289,251

		124,215,845
Road & Rail - 2.8%
Canadian Pacific Railway, Ltd.	61,993	8,182,456
Kansas City Southern	132,421	14,659,005
Union Pacific Corp.	221,358	34,226,374

		57,067,835

		181,283,680
Information Technology - 29.3%
Computers & Peripherals - 4.5%
Apple, Inc.	158,756	71,389,398
EMC Corp. (I)	822,984	20,377,084

		91,766,482
Internet Software & Services - 9.2%
eBay, Inc. (I)	531,023	28,728,344
Facebook, Inc., Class A (I)(L)	867,932	21,134,144
Google, Inc., Class A (I)	99,763	86,834,713
LinkedIn Corp., Class A (I)	222,734	37,314,627
Rackspace Hosting, Inc. (I)	295,369	11,085,199

		185,097,027
IT Services - 7.2%
IBM Corp.	118,984	24,751,052
Mastercard, Inc., Class A	132,873	75,770,828
Visa, Inc., Class A	246,821	43,968,693

		144,490,573
Semiconductors & Semiconductor Equipment - 2.5%
ARM Holdings PLC, ADR	457,543	20,076,987
Avago Technologies, Ltd.	341,245	12,868,349
Broadcom Corp., Class A	513,511	18,440,180

		51,385,516
Software - 5.9%
Intuit, Inc.	247,801	14,481,490
Red Hat, Inc. (I)(L)	519,083	25,035,373
Salesforce.com, Inc. (I)	661,159	27,986,860
Splunk, Inc. (I)	284,904	13,322,111
Tableau Software, Inc. (I)	6,407	327,398
VMware, Inc., Class A (I)(L)	339,378	24,136,563
Workday, Inc., Class A (I)	227,472	14,610,527

		119,900,322

		592,639,920
Materials - 2.4%
Chemicals - 2.4%
Monsanto Company	489,338	49,246,976

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.0%
American Tower Corp.	250,191	$19,474,867
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (I)	171,851	12,244,384

		31,719,251

TOTAL COMMON STOCKS (Cost $1,357,935,296)		$2,017,820,918

PREFERRED SECURITIES - 0.0%
Industrials - 0.0%
Rolls-Royce Holdings PLC, C Shares	69,647,011	105,822

TOTAL PREFERRED SECURITIES (Cost $106,156)		$105,822

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	9,147,920	91,556,039

TOTAL SECURITIES LENDING
COLLATERAL (Cost $91,555,265)		$91,556,039

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	17,655,933	17,655,933

TOTAL SHORT-TERM INVESTMENTS (Cost $17,655,933)		$17,655,933

Total Investments (Capital Appreciation Fund)
(Cost $1,467,252,650) - 105.1%		$2,127,138,712
Other assets and liabilities, net - (5.1%)		(103,890,763)

TOTAL NET ASSETS - 100.0%		$2,023,247,949

Capital Appreciation Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 60.1%
Consumer Discretionary - 9.3%
Auto Components - 3.2%
Delphi Automotive PLC	485,900	$23,716,779
Johnson Controls, Inc.	323,700	12,093,424
TRW Automotive Holdings Corp. (I)	485,400	30,750,090

		66,560,293
Automobiles - 0.1%
General Motors Company (I)	54,400	1,843,616
Media - 1.8%
Omnicom Group, Inc. (L)	365,700	22,720,941
The Walt Disney Company (D)	225,500	14,224,540

		36,945,481
Multiline Retail - 1.2%
Dollar General Corp. (I)	327,300	17,281,440
Dollar Tree, Inc. (I)	114,300	5,490,972
Kohl’s Corp.	26,600	1,367,506

		24,139,918
Specialty Retail - 3.0%
AutoZone, Inc. (I)	74,300	30,376,069
L Brands, Inc.	139,300	6,966,393

35

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Companies, Inc.	604,400	$25,451,284

		62,793,746

		192,283,054
Consumer Staples - 7.1%
Beverages - 1.2%
PepsiCo, Inc.	302,100	24,400,617
Food Products - 2.9%
General Mills, Inc.	408,500	19,232,180
Kellogg Company (L)	340,863	21,150,549
Nestle SA	287,560	18,975,185

		59,357,914
Household Products - 1.4%
The Procter & Gamble Company (D)	384,600	29,521,896
Personal Products - 0.3%
Avon Products, Inc.	243,400	5,736,938
Tobacco - 1.3%
Philip Morris International, Inc. (D)	302,700	27,518,457

		146,535,822
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	83,500	7,303,745
Apache Corp.	175,700	14,430,241
Chevron Corp.	33,000	4,050,750
Exxon Mobil Corp.	99,100	8,965,577
Pioneer Natural Resources Company	11,200	1,553,216
Range Resources Corp.	76,300	5,736,234
The Williams Companies, Inc. (D)	352,500	12,400,950

		54,440,713

		54,440,713
Financials - 11.4%
Capital Markets - 6.3%
Invesco, Ltd.	1,472,100	49,668,654
State Street Corp.	648,400	42,911,112
TD Ameritrade Holding Corp. (L)	1,610,500	37,750,120

		130,329,886
Commercial Banks - 1.9%
U.S. Bancorp (D)	1,109,100	38,885,046
Diversified Financial Services - 0.9%
JPMorgan Chase & Company (D)	248,200	13,549,238
McGraw-Hill Financial, Inc.	82,100	4,478,555

		18,027,793
Insurance - 2.3%
Marsh & McLennan Companies, Inc.	925,400	37,034,508
XL Group PLC	383,200	12,043,976

		49,078,484

		236,321,209
Health Care - 8.5%
Health Care Equipment & Supplies - 0.4%
DENTSPLY International, Inc.	176,100	7,353,936
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	75,800	4,099,264
Henry Schein, Inc. (I)	94,200	9,070,518
McKesson Corp.	78,200	8,903,852

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	467,900	$29,304,577

		51,378,211
Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific, Inc.	733,500	64,768,050
Pharmaceuticals - 2.5%
Pfizer, Inc. (D)	1,903,900	51,843,197
Zoetis, Inc. (D)	32,800	1,049,600

		52,892,797

		176,392,994
Industrials - 8.4%
Aerospace & Defense - 4.0%
The Boeing Company	103,600	10,258,472
United Technologies Corp.	764,900	72,589,010

		82,847,482
Industrial Conglomerates - 3.9%
Danaher Corp.	1,323,500	81,818,770
Machinery - 0.5%
Actuant Corp., Class A	298,435	10,146,790

		174,813,042
Information Technology - 10.4%
Communications Equipment - 0.2%
Cisco Systems, Inc. (D)	165,200	3,978,016
Computers & Peripherals - 0.8%
Apple, Inc.	36,700	16,503,256
Electronic Equipment, Instruments & Components - 1.6%
TE Connectivity, Ltd.	766,800	34,038,252
Internet Software & Services - 1.5%
Google, Inc., Class A (I)	34,800	30,290,268
IT Services - 3.5%
Accenture PLC, Class A (D)	77,400	6,355,314
Fiserv, Inc. (I)	557,000	48,548,120
IBM Corp. (D)	89,300	18,576,186

		73,479,620
Semiconductors & Semiconductor Equipment - 1.9%
Texas Instruments, Inc.	1,101,500	39,532,835
Software - 0.9%
Oracle Corp. (D)	525,700	17,747,632

		215,569,879
Materials - 0.2%
Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc.	98,100	4,122,162
Containers & Packaging - 0.0%
Crown Holdings, Inc. (I)	18,500	783,475

		4,905,637
Utilities - 2.2%
Electric Utilities - 0.6%
Xcel Energy, Inc.	453,400	13,021,648
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	200,500	5,116,760
Multi-Utilities - 1.4%
PG&E Corp.	632,919	28,424,392

		46,562,800

TOTAL COMMON STOCKS (Cost $985,261,618)		$1,247,825,150

36

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES - 0.7%
Consumer Staples - 0.1%
H.J. Heinz Finance Company, 8.000% (S)	17	1,722,313
Financials - 0.5%
AMG Capital Trust I, 5.100%	129,500	8,407,140
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,010,000
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,740,600

		12,157,740
Utilities - 0.1%
SCE Trust I, 5.625%	60,000	1,530,000

TOTAL PREFERRED SECURITIES (Cost $12,910,397)		$15,410,053

CORPORATE BONDS - 16.3%
Consumer Discretionary - 3.6%
Amazon.com, Inc.
0.650%, 11/27/2015	$6,200,000	$6,185,715
American Honda Finance Corp.
0.353%, 08/02/2013 (P)(S)	3,520,000	3,521,091
0.375%, 11/13/2014 (P)(S)	1,250,000	1,249,453
0.648%, 05/26/2016 (P)(S)	3,100,000	3,094,897
1.000%, 08/11/2015 (S)	3,355,000	3,377,200
CCO Holdings LLC
7.250%, 10/30/2017	710,000	757,925
Delphi Corp.
5.875%, 05/15/2019	3,700,000	3,949,750
6.125%, 05/15/2021	1,225,000	1,352,094
Dollar General Corp.
1.875%, 04/15/2018	2,235,000	2,225,385
4.125%, 07/15/2017	1,125,000	1,221,756
Ford Motor Credit Company LLC
1.525%, 05/09/2016 (P)	2,955,000	2,967,727
2.500%, 01/15/2016	4,800,000	4,886,640
2.750%, 05/15/2015	2,300,000	2,352,921
3.875%, 01/15/2015	3,260,000	3,381,477
4.250%, 02/03/2017	1,110,000	1,185,635
5.000%, 05/15/2018	1,490,000	1,642,671
6.625%, 08/15/2017	1,225,000	1,425,610
7.000%, 10/01/2013	1,900,000	1,938,030
8.000%, 06/01/2014	1,900,000	2,024,009
Home Depot, Inc.
5.400%, 03/01/2016	825,000	927,141
Lamar Media Corp.
9.750%, 04/01/2014	840,000	888,300
NBCUniversal Enterprise, Inc.
0.817%, 04/15/2016 (P)(S)	2,480,000	2,491,743
0.965%, 04/15/2018 (P)(S)	1,060,000	1,069,352
The Walt Disney Company
0.265%, 02/11/2015 (P)	2,290,000	2,290,456
0.450%, 12/01/2015	1,465,000	1,461,962
Toyota Motor Credit Corp.
0.353%, 08/22/2014 (P)	1,835,000	1,836,174
0.430%, 03/10/2015 (P)	2,250,000	2,251,980
0.446%, 01/23/2015 (P)	1,595,000	1,596,353
0.564%, 05/17/2016 (P)	4,100,000	4,101,164
0.800%, 05/17/2016	1,500,000	1,497,863
Turner Broadcasting System, Inc.
8.375%, 07/01/2013	3,250,000	3,267,937
Unitymedia Hessen GmbH & Company KG
7.500%, 03/15/2019 (S)	150,000	162,750
7.500%, 03/15/2019 (S)	720,000	1,018,172
8.125%, 12/01/2017 (S)	552,147	761,610

		74,362,943

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 1.8%
Anheuser-Busch InBev Finance, Inc.
0.800%, 01/15/2016	$4,200,000	$4,194,691
Campbell Soup Company
0.574%, 08/01/2014 (P)	5,250,000	5,257,455
Costco Wholesale Corp.
0.650%, 12/07/2015	2,585,000	2,591,809
Diageo Capital PLC
0.625%, 04/29/2016	2,600,000	2,583,924
General Mills, Inc.
0.576%, 01/29/2016 (P)	2,365,000	2,366,961
0.875%, 01/29/2016	590,000	589,321
Heineken NV
0.800%, 10/01/2015 (S)	940,000	938,618
Kellogg Company
0.505%, 02/13/2015 (P)	1,040,000	1,042,132
Kimberly-Clark Corp.
0.394%, 05/15/2016 (P)	990,000	992,047
PepsiCo, Inc.
0.483%, 02/26/2016 (P)	3,170,000	3,175,135
0.700%, 02/26/2016	2,100,000	2,097,226
Reynolds American, Inc.
1.050%, 10/30/2015	305,000	305,766
The Coca-Cola Company
0.253%, 03/05/2015 (P)	2,835,000	2,834,011
Wal-Mart Stores, Inc.
0.600%, 04/11/2016	4,500,000	4,491,243
Walgreen Company
0.780%, 03/13/2014 (P)	2,480,000	2,485,034
1.000%, 03/13/2015	2,480,000	2,491,153

		38,436,526
Energy - 2.6%
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	7,825,000	8,028,813
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,410,494
6.500%, 04/01/2018	1,165,000	1,342,892
Laredo Petroleum, Inc.
7.375%, 05/01/2022	400,000	440,000
9.500%, 02/15/2019	1,450,000	1,642,125
Marathon Oil Corp.
0.900%, 11/01/2015	400,000	399,676
Markwest Energy Partners LP
4.500%, 07/15/2023	1,175,000	1,142,688
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,128,425
Range Resources Corp.
5.000%, 08/15/2022	7,325,000	7,434,875
5.000%, 03/15/2023 (S)	2,500,000	2,525,000
5.750%, 06/01/2021	1,345,000	1,422,338
8.000%, 05/15/2019	3,150,000	3,433,500
Shell International Finance BV
0.625%, 12/04/2015	3,075,000	3,081,931
SM Energy Company
6.500%, 01/01/2023	1,350,000	1,485,000
Statoil ASA
0.565%, 05/15/2018 (P)	1,145,000	1,146,688
Total Capital Canada, Ltd.
0.657%, 01/15/2016 (P)	3,425,000	3,441,091
Total Capital International SA
0.750%, 01/25/2016	3,260,000	3,258,380

37

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
TransCanada PipeLines, Ltd.
0.750%, 01/15/2016	$2,945,000	$2,934,454

		53,698,370
Financials - 1.1%
CIT Group, Inc.
5.250%, 04/01/2014 (S)	400,000	412,000
CNH Capital LLC
3.625%, 04/15/2018 (S)	1,025,000	1,032,688
6.250%, 11/01/2016	525,000	577,500
E*TRADE Financial Corp.
6.000%, 11/15/2017	600,000	625,500
6.375%, 11/15/2019	2,350,000	2,467,500
6.750%, 06/01/2016	525,000	561,750
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,457,777
6.750%, 06/01/2016	223,000	225,760
International Lease Finance Corp.
2.224%, 06/15/2016 (P)	1,620,000	1,628,100
6.500%, 09/01/2014 (S)	3,825,000	4,054,500
KFW
0.500%, 04/19/2016	4,762,000	4,745,943
Legg Mason, Inc.
5.500%, 05/21/2019	3,625,000	3,901,240
Regions Bank
7.500%, 05/15/2018	75,000	91,011
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	85,425

		21,866,694
Health Care - 1.4%
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	625,000	685,938
5.875%, 01/31/2022 (S)	350,000	392,000
Merck & Company, Inc.
0.464%, 05/18/2016 (P)	4,900,000	4,906,125
0.700%, 05/18/2016	6,325,000	6,301,243
Pfizer, Inc.
0.596%, 06/15/2018 (P)	7,300,000	7,307,320
0.900%, 01/15/2017	5,200,000	5,186,926
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)	2,180,000	2,191,567
Zoetis, Inc.
1.150%, 02/01/2016 (S)	695,000	696,831
1.875%, 02/01/2018 (S)	410,000	410,852

		28,078,802
Industrials - 1.7%
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	65,394	68,827
Caterpillar Financial Services Corp.
0.513%, 02/26/2016 (P)	1,345,000	1,349,422
0.700%, 11/06/2015	1,595,000	1,596,375
1.250%, 11/06/2017	1,700,000	1,688,525
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,494,224	1,725,829
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	340,543	398,436
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,805,000	1,877,200

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	$435,000	$466,538
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)	170,000	177,438
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	124,582	139,221
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	835,000	828,738
John Deere Capital Corp.
0.380%, 10/08/2014 (P)	3,250,000	3,252,831
0.404%, 01/12/2015 (P)	4,250,000	4,250,684
0.700%, 09/04/2015	2,335,000	2,339,992
0.750%, 01/22/2016	1,275,000	1,273,706
PACCAR Financial Corp.
0.404%, 05/05/2015 (P)	1,005,000	1,004,990
0.545%, 02/08/2016 (P)	455,000	456,828
0.750%, 05/16/2016	825,000	821,140
Precision Castparts Corp.
0.700%, 12/20/2015	1,745,000	1,746,141
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	1,000,000	1,125,000
8.500%, 02/15/2019 (S)	1,200,000	1,350,000
United Technologies Corp.
0.775%, 06/01/2015 (P)	3,976,000	4,008,289
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	87,088	97,539
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	290,000	297,975
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	355,000	387,838
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	1,525,000	1,536,438
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	455,000	461,825

		34,727,765
Information Technology - 0.8%
Apple, Inc.
0.323%, 05/03/2016 (P)	7,325,000	7,329,197
0.523%, 05/03/2018 (P)	2,900,000	2,908,425
Autodesk, Inc.
1.950%, 12/15/2017	1,730,000	1,717,509
IBM Corp.
0.450%, 05/06/2016	5,400,000	5,353,457

		17,308,588
Materials - 0.2%
Ball Corp.
7.375%, 09/01/2019	925,000	1,005,938
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	2,800,000	3,947,911

		4,953,849

38

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 2.3%
American Tower Corp.
4.625%, 04/01/2015	$170,000	$180,512
AT&T, Inc.
0.660%, 02/12/2016 (P)	5,200,000	5,206,432
0.800%, 12/01/2015	4,355,000	4,350,288
0.900%, 02/12/2016	2,125,000	2,121,116
British Telecommunications PLC
1.405%, 12/20/2013 (P)	1,375,000	1,382,380
2.000%, 06/22/2015	935,000	957,467
Cricket Communications, Inc.
7.750%, 10/15/2020	6,030,000	6,014,925
Crown Castle International Corp.
7.125%, 11/01/2019	3,920,000	4,253,200
Matterhorn Mobile SA
5.395%, 05/15/2019 (P)(S)	675,000	714,353
6.750%, 05/15/2019 (S)	1,400,000	1,555,556
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	4,980,000	6,038,250
11.500%, 11/15/2021	330,000	455,400
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	1,490,000	1,586,850
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	4,125,000	4,547,813
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	3,950,000	4,266,000
Verizon Communications, Inc.
0.473%, 03/06/2015 (P)(S)	4,200,000	4,192,684

		47,823,226
Utilities - 0.8%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	6,270,000	6,520,800
CMS Energy Corp.
6.550%, 07/17/2017	745,000	879,329
8.750%, 06/15/2019	345,000	460,435
EQT Corp.
8.125%, 06/01/2019	2,791,000	3,471,370
Florida Power Corp.
0.650%, 11/15/2015	1,705,000	1,704,009
NSTAR Electric Company
0.274%, 05/17/2016 (P)	1,800,000	1,798,407
Suburban Propane Partners LP
7.500%, 10/01/2018	50,000	53,688
Xcel Energy, Inc.
0.750%, 05/09/2016	1,990,000	1,979,605

		16,867,643

TOTAL CORPORATE BONDS (Cost $332,495,551)		$338,124,406

CONVERTIBLE BONDS - 0.8%
Health Care - 0.1%
Illumina, Inc. 0.250%, 03/15/2016 (S)	2,033,000	2,176,581
Industrials - 0.4%
Continental Airlines, Inc. 4.500%, 01/15/2015	5,110,000	9,258,681
Information Technology - 0.3%
Xilinx, Inc. 3.125%, 03/15/2037	4,030,000	5,732,675

TOTAL CONVERTIBLE BONDS (Cost $13,435,732)		$17,167,937

TERM LOANS (M) - 6.5%
Consumer Discretionary - 0.6%
Cequel Communications LLC
3.500%, 02/14/2019	1,300,000	1,306,500

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Discretionary (continued)
Charter Communications Operating LLC
TBD 04/10/2020 (T)	$2,000,000	$1,990,556
3.000%, 01/14/2021	817,514	814,448
Kasima LLC,
TBD 05/14/2021 (T)	550,000	550,688
Peninsula Gaming LLC
4.250%, 11/20/2017	4,538,625	4,598,194
Wendy’s International, Inc.,
TBD 05/15/2019 (T)	2,800,000	2,807,000

		12,067,386
Consumer Staples - 3.8%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	54,189,684	54,412,241
H.J. Heinz Company,
TBD 03/27/2020 (T)	23,750,000	23,977,596

		78,389,837
Energy - 0.0%
Terra-Gen Finance Company LLC
6.500%, 06/22/2017	972,775	970,343
Financials - 0.1%
Pinnacle Foods Finance LLC
3.250%, 04/29/2020	1,500,000	1,502,801
Health Care - 0.1%
DaVita HealthCare Partners, Inc.
4.000%, 11/01/2019	1,695,750	1,710,116
HCA, Inc.
3.034%, 03/31/2017	800,000	802,370

		2,512,486
Telecommunication Services - 1.9%
Crown Castle Operating Company
3.250%, 01/31/2019	5,861,550	5,872,540
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	24,875,000	25,020,096
SBA Senior Finance
3.750%, 06/29/2018	72,212	72,482
Telesat Canada
TBD 03/28/2019 (T)	3,750,000	3,635,158
3.500%, 03/28/2019	3,539,459	3,557,157
4.833%, 03/24/2017	814,688	780,898
UPC Broadband Holding BV,
TBD 06/30/2021 (T)	900,000	897,750

		39,836,081

TOTAL TERM LOANS (Cost $134,478,319)		$135,278,934

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.9%
U.S. Government Agency - 4.9%
Federal Home Loan Mortgage Corp.
Series 4074, Class FK,
0.579%, 07/15/2042 (P)	$3,675,785	$3,698,291
Series 4097, Class TF,
0.599%, 05/15/2039 (P)	6,585,385	6,612,695
Series 4097, Class FA,
0.649%, 08/15/2042 (P)	5,897,991	5,946,407
Series 4091, Class TF,
0.649%, 08/15/2042 (P)	1,546,403	1,555,386
Series 4060, Class FH,
0.699%, 06/15/2042 (P)	2,063,631	2,079,900
Series 4062, Class AF,
0.699%, 06/15/2042 (P)	3,547,680	3,575,562

39

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4080, Class FA,
0.699%, 07/15/2042 (P)	$1,930,540	$1,948,561
Series 4086, Class FT,
0.699%, 07/15/2042 (P)	2,845,846	2,890,161
Series 4077, Class FD,
0.699%, 07/15/2042 (P)	1,928,152	1,947,244
Series 4089, Class FD,
0.699%, 08/15/2042 (P)	1,179,464	1,190,480
Federal National Mortgage Association
Series 2012-99, Class FB,
0.573%, 09/25/2042 (P)	1,541,468	1,550,867
Series 2012-86, Class CF,
0.593%, 04/25/2039 (P)	2,959,551	2,973,597
Series 2012-114, Class DF,
0.593%, 08/25/2039 (P)	5,719,288	5,744,042
Series 2012-75, Class NF,
0.593%, 07/25/2042 (P)	2,566,138	2,576,505
Series 2012-93, Class FG,
0.593%, 09/25/2042 (P)	3,047,336	3,066,281
Series 2012-113, Class FM,
0.593%, 10/25/2042 (P)	5,828,516	5,857,566
Series 2012-113, Class FC,
0.593%, 10/25/2042 (P)	7,933,475	7,982,726
Series 2012-113, Class GF,
0.593%, 10/25/2042 (P)	2,630,642	2,647,084
Series 2012-79, Class FM,
0.643%, 07/25/2042 (P)	3,866,754	3,891,401
Series 2012-86, Class FC,
0.643%, 08/25/2042 (P)	2,942,160	2,978,243
Series 2012-103, Class CF,
0.643%, 09/25/2042 (P)	5,676,079	5,722,646
Series 2012-99, Class FQ,
0.643%, 09/25/2042 (P)	5,175,125	5,235,125
Series 2012-93, Class FK,
0.643%, 09/25/2042 (P)	3,271,216	3,298,115
Series 2012-99, Class FA,
0.643%, 09/25/2042 (P)	929,514	937,114
Series 2012-87, Class FK,
0.693%, 08/25/2042 (P)	2,682,258	2,724,989
Series 2012-18, Class FB,
0.743%, 03/25/2042 (P)	1,663,818	1,688,119
Government National Mortgage Association
Series 2012-21, Class FQ,
0.548%, 02/20/2042 (P)	2,126,958	2,134,930
Series 2011-93, Class BF,
0.598%, 07/16/2041 (P)	2,327,739	2,339,664
Series 2012-32, Class FP,
0.598%, 03/16/2042 (P)	2,032,437	2,045,491
Series 2012-43, Class FH,
0.598%, 04/16/2042 (P)	4,262,766	4,291,378

		101,130,570

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $100,621,377)		$101,130,570

ASSET BACKED SECURITIES - 0.7%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.899%, 06/15/2017 (P)	9,050,000	9,109,558
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	2,265,000	2,268,803

Capital Appreciation Value Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	$2,205,000	$2,207,035

TOTAL ASSET BACKED SECURITIES (Cost $13,519,854)		$13,585,396

SECURITIES LENDING COLLATERAL - 1.7%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	3,489,777	$34,927,087

TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,926,037)		$34,927,087

SHORT-TERM INVESTMENTS - 11.2%
Money Market Funds - 11.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	7,867,665	7,867,665
T. Rowe Price Reserve Investment
Fund, 0.0578% (Y)	225,572,751	225,572,751

		233,440,416

TOTAL SHORT-TERM INVESTMENTS (Cost $233,440,416)		$233,440,416

Total Investments (Capital Appreciation Value Fund)
(Cost $1,861,089,301) - 102.9%		$2,136,889,949
Other assets and liabilities, net - (2.9%)		(59,571,503)

TOTAL NET ASSETS - 100.0%		$2,077,318,446

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 51.8%
U.S. Government - 19.3%
U.S. Treasury Bonds
2.750%, 11/15/2042	$1,348,000	$1,210,673
3.125%, 02/15/2043	1,925,000	1,869,656
4.375%, 05/15/2041	3,061,000	3,727,245
U.S. Treasury Notes
0.125%, 07/31/2014 to 04/30/2015	11,792,000	11,779,473
0.250%, 01/15/2015 to 04/15/2016	50,100,000	50,049,730
0.375%, 04/15/2015 to 06/15/2015	20,616,000	20,644,899
0.625%, 04/30/2018	16,877,000	16,560,556
1.000%, 05/31/2018	10,372,000	10,354,173
1.125%, 04/30/2020	37,000	36,046
1.375%, 11/30/2015	3,331,000	3,411,151
1.750%, 05/15/2023	4,111,000	3,967,756
2.625%, 06/30/2014	3,040,000	3,120,037
2.750%, 11/30/2016	7,148,000	7,664,557

		134,395,952
U.S. Government Agency - 32.5%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	18,000,000	18,027,250
3.000%, 07/01/2032 to 04/01/2043	9,769,681	9,778,711
3.500%, TBA (C)	10,300,000	10,615,840
3.500%, 08/01/2032 to 05/01/2043	10,190,161	10,541,019
4.000%, 06/01/2042 to 04/01/2043	16,895,115	18,087,013
4.500%, 09/01/2042 to 11/01/2042	1,524,155	1,667,981
5.000%, 08/01/2039 to 04/01/2042	8,422,518	9,233,056
5.500%, 07/01/2038	1,833,410	1,984,246
6.000%, 03/01/2034 to 03/01/2036	920,174	1,025,904

40

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
2.500%, TBA (C)	$1,700,000	$1,732,963
3.000%, TBA (C)	3,500,000	3,514,839
3.000%, 02/01/2033 to 03/01/2043	21,137,782	21,265,452
3.000%, 12/01/2042 to 05/01/2043 (C)	7,820,470	7,783,976
3.500%, TBA (C)	5,200,000	5,387,281
3.500%, 07/01/2032 to 06/25/2043 (C)	23,419,996	24,203,027
3.500%, 08/01/2032 to 06/01/2043	18,981,009	19,743,585
4.000%, 09/01/2042	3,798,841	4,064,315
4.500%, 12/01/2042	480,993	526,913
5.000%, 03/01/2041 to 09/01/2041	16,083,624	17,954,199
5.500%, 09/01/2034 to 04/01/2040	1,847,656	2,065,598
6.000%, 03/01/2034 to 07/01/2037	11,463,189	12,747,711
6.500%, 10/01/2036	97,453	109,310
Government National Mortgage Association
3.000%, TBA (C)	16,800,000	17,091,163
3.500%, TBA (C)	3,500,000	3,671,445
6.000%, 01/15/2040	2,473,194	2,744,332

		225,567,129

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $363,323,914)		$359,963,081

FOREIGN GOVERNMENT
OBLIGATIONS - 1.3%
Brazil - 0.1%
Federative Republic of Brazil
2.625%, 01/05/2023	785,000	728,088
Canada - 0.2%
Province of Quebec Canada
2.625%, 02/13/2023	1,340,000	1,312,769
Mexico - 0.3%
Government of Mexico
5.750%, 10/12/2110	2,001,000	2,076,038
Slovakia - 0.3%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,800,000	1,921,860
Slovenia - 0.3%
Republic of Slovenia
4.750%, 05/10/2018 (S)	1,345,000	1,324,825
5.500%, 10/26/2022 (S)	840,000	814,968
5.850%, 05/10/2023 (S)	435,000	430,650

		2,570,443
Spain - 0.1%
Government of Spain
4.000%, 03/06/2018 (S)	550,000	556,765

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,325,558)		$9,165,963

CORPORATE BONDS - 24.0%
Consumer Discretionary - 1.8%
CBS Corp. 4.850%, 07/01/2042	345,000	335,708
Daimler Finance North America LLC
1.300%, 07/31/2015 (S)	1,650,000	1,660,019
1.875%, 09/15/2014 (S)	1,665,000	1,684,421
DIRECTV Holdings LLC 3.800%, 03/15/2022	520,000	528,099
Discovery Communications LLC
4.875%, 04/01/2043	435,000	434,824
Eaton Corp. 4.000%, 11/02/2032 (S)	265,000	259,487

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC
2.750%, 05/15/2015	$745,000	$762,142
5.875%, 08/02/2021	2,072,000	2,363,101
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,210,000	1,213,179
NBCUniversal Enterprise, Inc.
1.974%, 04/15/2019 (S)	755,000	754,403
NBCUniversal Media LLC
4.450%, 01/15/2043	593,000	590,362
Pearson Funding Four PLC
3.750%, 05/08/2022 (S)	404,000	412,275
President and Fellows of Harvard College
3.619%, 10/01/2037	280,000	266,269
Time Warner Cable, Inc.
4.500%, 09/15/2042	550,000	491,863
7.300%, 07/01/2038	345,000	427,988

		12,184,140
Consumer Staples - 1.5%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/2019	510,000	661,503
Avon Products, Inc.
4.600%, 03/15/2020	260,000	275,019
5.000%, 03/15/2023	260,000	275,216
ConAgra Foods, Inc.
1.300%, 01/25/2016	555,000	558,615
3.200%, 01/25/2023	342,000	337,489
Diageo Capital PLC
1.125%, 04/29/2018	1,215,000	1,190,834
2.625%, 04/29/2023	350,000	336,175
Fomento Economico Mexicano SAB de CV
2.875%, 05/10/2023	275,000	259,332
4.375%, 05/10/2043	749,000	677,026
Kraft Foods Group, Inc. 6.500%, 02/09/2040	725,000	917,379
PepsiCo, Inc. 1.250%, 08/13/2017	1,336,000	1,330,679
Pernod-Ricard SA
4.250%, 07/15/2022 (S)	750,000	789,883
5.750%, 04/07/2021 (S)	622,000	722,229
Philip Morris International, Inc.
2.625%, 03/06/2023	385,000	370,298
4.125%, 03/04/2043	480,000	450,094
Tyson Foods, Inc. 4.500%, 06/15/2022	960,000	1,025,229

		10,177,000
Energy - 3.3%
BP Capital Markets PLC
2.500%, 11/06/2022	670,000	631,011
2.750%, 05/10/2023	705,000	672,904
Canadian Oil Sands, Ltd.
4.500%, 04/01/2022 (S)	447,000	470,555
6.000%, 04/01/2042 (S)	783,000	860,114
CNOOC Finance 2013, Ltd.
1.750%, 05/09/2018	340,000	334,957
3.000%, 05/09/2023	1,050,000	998,545
DCP Midstream Operating LP
2.500%, 12/01/2017	1,175,000	1,189,081
3.250%, 10/01/2015	350,000	363,972
3.875%, 03/15/2023	680,000	668,226
4.950%, 04/01/2022	1,005,000	1,064,519
El Paso Pipeline Partners Operating
Company LLC 4.100%, 11/15/2015	720,000	770,255
Energen Corp. 4.625%, 09/01/2021	820,000	833,095
Energy Transfer Partners LP
3.600%, 02/01/2023	565,000	552,292

41

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP (continued)
5.150%, 02/01/2043	$200,000	$193,578
6.500%, 02/01/2042	128,000	144,472
Enterprise Products Operating LLC
4.850%, 03/15/2044	215,000	214,406
Husky Energy, Inc. 7.250%, 12/15/2019	442,000	561,680
Kerr-McGee Corp. 6.950%, 07/01/2024	1,145,000	1,413,336
Kinder Morgan Energy Partners LP
5.000%, 08/15/2042 to 03/01/2043	810,000	800,818
Marathon Petroleum Corp.
6.500%, 03/01/2041	367,000	442,338
Murphy Oil Corp. 3.700%, 12/01/2022	960,000	936,626
ONEOK Partners LP 2.000%, 10/01/2017	625,000	629,701
Petrobras Global Finance BV
2.000%, 05/20/2016	880,000	876,257
3.000%, 01/15/2019	1,055,000	1,029,956
4.375%, 05/20/2023	710,000	685,175
Petrobras International Finance Company
3.500%, 02/06/2017	1,710,000	1,757,564
Petroleos Mexicanos 5.500%, 06/27/2044 (S)	505,000	494,900
Rowan Companies, Inc. 5.400%, 12/01/2042	405,000	394,681
Sunoco Logistics Partners Operations LP
4.950%, 01/15/2043	161,000	155,722
Talisman Energy, Inc. 7.750%, 06/01/2019	560,000	698,971
Transocean, Inc. 6.375%, 12/15/2021	910,000	1,063,346
Weatherford International, Ltd.
4.500%, 04/15/2022	280,000	288,445
Western Gas Partners LP 5.375%, 06/01/2021	220,000	248,196
WPX Energy, Inc. 6.000%, 01/15/2022	525,000	565,688

		23,005,382
Financials - 9.4%
ACE INA Holdings, Inc. 2.700%, 03/13/2023	175,000	170,128
American Campus Communities Operating
Partnership LP 3.750%, 04/15/2023	775,000	769,214
American Express Credit Corp.
1.750%, 06/12/2015	1,753,000	1,786,861
American International Group, Inc.
4.875%, 06/01/2022	333,000	368,024
6.400%, 12/15/2020	505,000	611,176
8.250%, 08/15/2018	590,000	750,368
Assurant, Inc.
2.500%, 03/15/2018	825,000	823,218
4.000%, 03/15/2023	420,000	420,290
Banco Santander SA 4.125%, 11/09/2022 (S)	810,000	799,875
Bank of America Corp.
1.500%, 10/09/2015	2,709,000	2,724,961
2.000%, 01/11/2018	3,430,000	3,401,898
3.300%, 01/11/2023	1,815,000	1,760,889
6.000%, 09/01/2017	930,000	1,072,328
Berkshire Hathaway Finance Corp.
3.000%, 05/15/2022	183,000	181,988
4.300%, 05/15/2043	420,000	401,127
Berkshire Hathaway, Inc.
3.000%, 02/11/2023	410,000	407,567
4.500%, 02/11/2043	265,000	261,690
Boston Properties LP
3.125%, 09/01/2023	795,000	771,462
3.850%, 02/01/2023	330,000	342,109
Citigroup, Inc.
2.650%, 03/02/2015	532,000	546,330
4.450%, 01/10/2017	1,161,000	1,270,319
4.500%, 01/14/2022	443,000	480,432
5.875%, 01/30/2042	190,000	222,036

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	$695,000	$692,470
DDR Corp.
3.375%, 05/15/2023	945,000	912,679
4.625%, 07/15/2022	975,000	1,043,297
Equity One, Inc. 3.750%, 11/15/2022	329,000	325,357
Federal Realty
Investment Trust 3.000%, 08/01/2022	385,000	379,192
General Electric Capital Corp.
1.625%, 07/02/2015	1,082,000	1,099,567
3.100%, 01/09/2023	1,687,000	1,640,295
5.875%, 01/14/2038	895,000	1,023,541
Hartford Financial Services Group, Inc.
4.300%, 04/15/2043	570,000	539,088
5.125%, 04/15/2022	235,000	268,272
HCP, Inc.
2.625%, 02/01/2020	344,000	329,005
3.750%, 02/01/2019	960,000	1,025,436
5.650%, 12/15/2013	1,040,000	1,067,678
HSBC Holdings PLC 4.000%, 03/30/2022	505,000	536,172
HSBC USA, Inc. 2.375%, 02/13/2015	960,000	985,406
Inter-American Development Bank
3.875%, 10/28/2041	743,000	759,897
Itau Unibanco Holding SA
5.125%, 05/13/2023 (S)	568,000	565,728
JPMorgan Chase & Company
1.625%, 05/15/2018	700,000	687,438
3.200%, 01/25/2023	990,000	968,153
5.400%, 01/06/2042	194,000	218,302
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,675,000	1,956,497
Lazard Group LLC
6.850%, 06/15/2017	1,525,000	1,748,170
7.125%, 05/15/2015	1,025,000	1,122,738
Liberty Mutual Group, Inc.
6.500%, 05/01/2042 (S)	457,000	535,584
Markel Corp.
3.625%, 03/30/2023	345,000	343,117
4.900%, 07/01/2022	480,000	528,270
5.000%, 03/30/2043	305,000	299,535
Morgan Stanley
1.750%, 02/25/2016	1,210,000	1,212,266
5.500%, 07/28/2021	872,000	984,698
Murray Street Investment Trust I
4.647%, 03/09/2017	2,796,000	3,049,357
National Rural Utilities Cooperative
Finance Corp. 2.350%, 06/15/2020	530,000	528,310
Nordea Bank AB 4.875%, 05/13/2021 (S)	320,000	344,719
PNC Bank NA 2.700%, 11/01/2022	955,000	904,439
Rabobank Nederland NV 3.875%, 02/08/2022	710,000	738,323
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	1,456,000	1,495,720
6.125%, 12/15/2022	725,000	747,878
Skandinaviska Enskilda Banken AB
1.750%, 03/19/2018 (S)	1,440,000	1,434,989
Stadshypotek AB
1.250%, 05/23/2018 (S)	1,255,000	1,234,227
1.875%, 10/02/2019 (S)	1,705,000	1,682,584
Standard Chartered PLC
3.950%, 01/11/2023 (S)	920,000	892,466
Svenska Handelsbanken AB
1.625%, 03/21/2018	1,715,000	1,710,030

42

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Swedbank Hypotek AB
1.375%, 03/28/2018 (S)	$1,885,000	$1,866,576
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	1,338,000	1,346,004
5.750%, 01/24/2022	525,000	601,783
6.250%, 02/01/2041	600,000	703,927
6.750%, 10/01/2037	339,000	370,493
Ventas Realty LP
2.700%, 04/01/2020	390,000	371,630
3.250%, 08/15/2022	595,000	583,163
WR Berkley Corp. 4.625%, 03/15/2022	420,000	451,446
Xstrata Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	331,000	328,660

		65,528,862
Health Care - 2.7%
AbbVie, Inc.
1.200%, 11/06/2015 (S)	1,785,000	1,792,485
2.000%, 11/06/2018 (S)	1,000,000	998,563
Amgen, Inc. 5.375%, 05/15/2043	1,230,000	1,351,803
Celgene Corp. 3.250%, 08/15/2022	1,063,000	1,062,044
Express Scripts Holding Company
2.100%, 02/12/2015	1,115,000	1,138,390
Mallinckrodt International Finance SA
4.750%, 04/15/2023 (S)	1,185,000	1,203,495
Merck & Company, Inc.
1.300%, 05/18/2018	1,090,000	1,077,672
2.800%, 05/18/2023	1,375,000	1,349,037
Perrigo Company 2.950%, 05/15/2023	655,000	634,555
Pfizer, Inc.
0.900%, 01/15/2017	2,695,000	2,688,224
1.500%, 06/15/2018	900,000	898,222
3.000%, 06/15/2023	900,000	896,899
4.300%, 06/15/2043	540,000	541,538
St. Jude Medical, Inc. 3.250%, 04/15/2023	950,000	934,895
Teva Pharmaceutical Finance Company BV
2.950%, 12/18/2022	269,000	263,053
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/2020	482,000	475,671
WellPoint, Inc. 3.125%, 05/15/2022	993,000	981,064
Zoetis, Inc. 4.700%, 02/01/2043 (S)	522,000	521,387

		18,808,997
Industrials - 1.1%
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	263,000	259,631
5.625%, 03/15/2042 (S)	794,000	867,035
Glencore Funding LLC
2.500%, 01/15/2019 (S)	970,000	958,931
4.125%, 05/30/2023 (S)	583,000	577,552
Hutchison Whampoa International 11, Ltd.
4.625%, 01/13/2022 (S)	735,000	779,627
Northrop Grumman Corp.
3.250%, 08/01/2023	1,290,000	1,274,435
4.750%, 06/01/2043	720,000	712,382
Owens Corning 4.200%, 12/15/2022	499,000	513,666
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	441,000	454,503
Roper Industries, Inc. 2.050%, 10/01/2018	1,010,000	1,006,931

		7,404,693
Information Technology - 0.3%
IBM Corp. 1.625%, 05/15/2020	1,185,000	1,145,953

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Intel Corp. 4.000%, 12/15/2032	$745,000	$720,734

		1,866,687
Materials - 0.4%
Barrick Gold Corp. 4.100%, 05/01/2023 (S)	895,000	852,078
Barrick North America Finance LLC
5.750%, 05/01/2043 (S)	430,000	403,956
The Dow Chemical Company
5.250%, 11/15/2041	490,000	525,532
Vale SA 5.625%, 09/11/2042	525,000	490,634
Xstrata Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	735,000	741,104

		3,013,304
Telecommunication Services - 1.8%
America Movil SAB de CV
2.375%, 09/08/2016	440,000	451,924
3.125%, 07/16/2022	1,485,000	1,419,301
American Tower Corp.
3.500%, 01/31/2023	526,000	510,794
4.500%, 01/15/2018	1,060,000	1,158,146
5.050%, 09/01/2020	497,000	544,494
AT&T, Inc.
0.800%, 12/01/2015	1,680,000	1,678,182
1.600%, 02/15/2017	1,055,000	1,061,501
2.625%, 12/01/2022	490,000	466,285
4.300%, 12/15/2042 (S)	910,000	852,601
Rogers Communications, Inc.
3.000%, 03/15/2023	510,000	496,825
Telefonica Chile SA 3.875%, 10/12/2022 (S)	570,000	547,613
Telefonica Emisiones SAU
4.570%, 04/27/2023	710,000	708,797
Vodafone Group PLC
0.900%, 02/19/2016	1,695,000	1,687,825
1.500%, 02/19/2018	1,180,000	1,166,826

		12,751,114
Utilities - 1.7%
AGL Capital Corp. 4.400%, 06/01/2043	1,005,000	988,989
Ameren Corp. 8.875%, 05/15/2014	720,000	772,551
Ameren Illinois Company 2.700%, 09/01/2022	1,031,000	1,015,108
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,010,000	1,004,398
Carolina Power & Light Company
4.100%, 05/15/2042	405,000	391,848
CMS Energy Corp. 2.750%, 05/15/2014	460,000	467,831
Consolidated Edison Company of New
York, Inc. 3.950%, 03/01/2043	165,000	157,564
Consumers Energy Company
3.950%, 05/15/2043	600,000	581,830
Dominion Resources, Inc. 8.875%, 01/15/2019	865,000	1,161,777
Duke Energy Corp. 1.625%, 08/15/2017	505,000	505,139
Duke Energy Indiana, Inc. 4.200%, 03/15/2042	708,000	688,696
EDF SA 4.600%, 01/27/2020 (S)	305,000	339,471
Georgia Power Company 4.300%, 03/15/2043	345,000	336,653
Niagara Mohawk Power Corp.
4.119%, 11/28/2042 (S)	395,000	375,698
Northern States Power Company
2.600%, 05/15/2023	530,000	519,000
Potomac Electric Power Company
4.150%, 03/15/2043	340,000	340,736
PPL Capital Funding, Inc.
3.400%, 06/01/2023	455,000	445,144
4.200%, 06/15/2022	355,000	370,149

43

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc. (continued)
4.700%, 06/01/2043	$605,000	$582,668
Progress Energy, Inc. 3.150%, 04/01/2022	363,000	362,685
Southwestern Electric Power Company
3.550%, 02/15/2022	685,000	702,472

		12,110,407

TOTAL CORPORATE BONDS (Cost $166,162,031)		$166,850,586

MUNICIPAL BONDS - 1.1%
County of Clark (Nevada) 6.820%, 07/01/2045	725,000	1,007,518
Los Angeles Community College District
(California) 6.750%, 08/01/2049	695,000	972,625
New Jersey State Turnpike Authority
7.102%, 01/01/2041	871,000	1,225,244
North Texas Tollway Authority
6.718%, 01/01/2049	802,000	1,080,374
Port Authority of New York & New Jersey
(New York) 4.458%, 10/01/2062	935,000	921,106
State of California 7.600%, 11/01/2040	610,000	897,231
State of Illinois, GO
5.365%, 03/01/2017	400,000	441,116
5.877%, 03/01/2019	345,000	392,103
The Ohio State University 4.800%, 06/01/2111	265,000	270,011

TOTAL MUNICIPAL BONDS (Cost $6,022,811)		$7,207,328

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.9%
Commercial & Residential - 6.8%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	11,976	12,025
Series 2006-6, Class A4,
5.356%, 10/10/2045	907,000	1,000,233
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	689,000	756,521
Bear Stearns Commercial Mortgage
Securities, Inc., Series 2005-PWR7,
Class A2 4.945%, 02/11/2041	35,467	35,446
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	925,000	1,048,660
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class AAB,
2.690%, 04/10/2046	282,000	282,413
Series 2005-C3, Class A4,
4.860%, 05/15/2043	801,000	845,834
Series 2007-C6, Class A4,
5.696%, 12/10/2049 (P)	430,000	494,908
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.219%, 07/15/2044 (P)	751,000	815,834
COMM Mortgage Trust, Series 2013-CR7,
Class ASB 2.739%, 03/10/2046	937,000	949,858
Commercial Mortgage Pass
Through Certificates
Series 2013-LC6, Class ASB,
2.478%, 01/10/2046	495,000	494,213
Series 2012-CR2, Class ASB,
2.752%, 08/15/2045	793,000	808,528

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2004-C5, Class A4,
4.829%, 11/15/2037	$168,000	$176,080
Series 2005-C2, Class A4,
4.832%, 04/15/2037	742,000	782,360
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%, 12/15/2039	1,915,000	2,130,788
CS First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	665,000	712,954
DDR Corp., Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	937,453	967,051
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	2,043,000	2,209,643
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	496,354	507,223
GS Mortgage Securities Corp. II,
Series 2013-GC12, Class A4
3.135%, 06/10/2046	1,268,000	1,272,311
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,434,800	1,582,655
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class ASB,
2.379%, 10/15/2045	592,000	587,936
Series 2013-LC11, Class ASB,
2.554%, 04/15/2046	1,080,000	1,073,460
Series 2013-C10, Class ASB,
2.702%, 12/15/2047	1,562,000	1,575,329
Series 2013-LC11, Class A5,
2.960%, 04/15/2046	704,000	687,713
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	352,423	372,413
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	638,000	692,377
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	1,855,000	1,929,881
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	182,957	191,275
Series 2003-CB6, Class A2,
5.255%, 07/12/2037 (P)	108,116	108,311
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	4,301,000	4,784,295
Series 2007-CB19, Class A4,
5.714%, 02/12/2049 (P)	829,000	943,780
Series 2007-C1, Class A4,
5.716%, 02/15/2051	606,000	687,552
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.874%, 07/15/2044 (P)	300,000	310,088
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A5,
4.628%, 10/15/2029	45,860	46,280
Series 2004-C8, Class A6,
4.799%, 12/15/2029 (P)	134,894	139,999
Series 2006-C6, Class A4,
5.372%, 09/15/2039	691,000	774,040

44

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	$338,000	$350,938
Series 2005-CIP1, Class A4,
5.047%, 07/12/2038 (P)	481,000	518,969
Series 2005-CKI1, Class A6,
5.281%, 11/12/2037 (P)	330,645	356,826
Series 2007-C1, Class A4,
5.850%, 06/12/2050 (P)	914,000	1,043,184
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C7, Class AAB,
2.469%, 02/15/2046	507,000	504,019
Series 2012-C6, Class A3,
2.506%, 11/15/2045	1,136,000	1,128,588
Series 2013-C9, Class AAB,
2.657%, 05/15/2046	869,000	869,589
Series 2012-C5, Class A3,
2.825%, 08/15/2045	644,000	651,843
Series 2013-C9, Class A4,
3.102%, 05/15/2046	563,000	558,404
Morgan Stanley Capital I
Series 2004-HQ4, Class A7,
4.970%, 04/14/2040	640,799	661,117
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	172,000	183,801
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.303%, 02/25/2047 (P)	20,329	18,773
Motel 6 Trust, Series 2012-MTL6, Class A2
1.948%, 10/05/2025 (S)	1,345,000	1,337,397
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	43,970	43,737
Series 2011-1, Class A1,
4.125%, 02/25/2041 (P)	65,222	66,697
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Series AAB,
2.459%, 12/10/2045	1,703,000	1,697,183
Series 2012-C3, Class A3,
2.728%, 08/10/2049	669,000	674,060
Series 2013-C6, Class ASB,
2.788%, 04/10/2046	1,383,000	1,389,525
Series 2013-C5, Class A4,
3.185%, 03/10/2046	1,043,000	1,046,596
Series 2013-C6, Class A4,
3.244%, 04/10/2046	1,056,000	1,061,149

		46,952,662
U.S. Government Agency - 2.1%
Federal Home Loan Mortgage Corp.
Series 3664, Class DA,
4.000%, 11/15/2037	562,857	606,167
Series K003, Class AAB,
4.768%, 05/25/2018	710,000	781,145
Series 3622, Class WA,
5.500%, 09/15/2039	123,829	140,834
Series 2980, Class QA,
6.000%, 05/15/2035	199,183	223,160
Series 3529, Class AG,
6.500%, 04/15/2039	1,845,402	2,074,745
Series T-57, Class 1A2,
7.000%, 07/25/2043	221,431	252,914

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-48, Class 1A,
7.057%, 07/25/2033 (P)	$20,626	$23,829
Series T-57, Class 1A3,
7.500%, 07/25/2043	206,817	241,769
Series T-59, Class 1A3,
7.500%, 10/25/2043	284,487	331,000
Series T-60, Class 1A3,
7.500%, 03/25/2044	297,672	347,702
Federal National Mortgage Association
Series 2012-130, Class DC,
3.000%, 12/25/2042	7,019,933	7,259,180
Series 2012-134, Class LC,
3.000%, 12/25/2042	627,591	645,418
Series 2005-5, Class PA,
5.000%, 01/25/2035	25,159	27,408
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	333,000	364,201
Series 2002-95, Class DB,
6.000%, 01/25/2033	981,875	1,130,506
Series 2006-56, Class CA,
6.000%, 07/25/2036	14,419	16,257
Series 2002-33, Class A2,
7.500%, 06/25/2032	249,008	303,630

		14,769,865

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $62,264,111)		$61,722,527

ASSET BACKED SECURITIES - 14.5%
Ally Auto Receivables Trust
Series 2012-4, Class A2,
0.480%, 05/15/2015	2,461,500	2,462,103
Series 2013-1, Class A3,
0.630%, 05/15/2017	1,270,000	1,268,119
Series 2013-1, Class A4,
0.840%, 02/15/2018	1,342,000	1,335,071
Series 2010-4, Class A4,
1.350%, 12/15/2015	1,087,000	1,093,807
Series 2010-5, Class A4,
1.750%, 03/15/2016	1,878,000	1,896,463
Series 2010-2, Class A4,
2.090%, 05/15/2015	305,667	307,581
Series 2011-1, Class A4,
2.230%, 03/15/2016	2,120,000	2,152,495
Ally Master Owner Trust
Series 2012-3, Class A1,
0.899%, 06/15/2017 (P)	886,000	891,831
Series 2011-4, Class A1,
0.999%, 09/15/2016 (P)	708,000	712,718
Series 2012-1, Class A1,
0.999%, 02/15/2017 (P)	1,370,000	1,379,493
Series 2011-3, Class A2,
1.810%, 05/15/2016	1,347,000	1,362,889
American Express Credit
Account Master Trust
Series 2012-3, Class A,
0.349%, 03/15/2018 (P)	288,000	288,228
Series 2012-4, Class A,
0.439%, 05/15/2020 (P)	2,312,000	2,310,983
Series 2009-2, Class A,
1.449%, 03/15/2017 (P)	497,000	503,990

45

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
American Express Issuance Trust II,
Series 2013-1, Class A
0.479%, 02/15/2019 (P)	$1,731,000	$1,731,000
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2,
0.490%, 04/08/2016	730,896	731,201
Series 2012-4, Class A3,
0.670%, 06/08/2017	706,000	706,662
BA Credit Card Trust, Series 2007-A6,
Class A6 0.259%, 09/15/2016 (P)	3,672,000	3,672,793
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A3
0.790%, 06/20/2017	1,642,000	1,641,928
Chase Issuance Trust
Series 2012-A1, Class A1,
0.299%, 05/16/2016 (P)	1,828,000	1,829,062
Series 2012-A6, Class A,
0.329%, 08/15/2017 (P)	4,013,000	4,018,117
Series 2012-A10, Class A10,
0.459%, 12/16/2019 (P)	489,000	489,000
Series 2013-A3, Class A3,
0.479%, 04/15/2020 (P)	1,736,000	1,736,000
Series 2012-A8, Class A8,
0.540%, 10/16/2017	819,000	816,229
Series 2008-A13, Class A13,
1.780%, 09/15/2015 (P)	1,919,000	1,927,632
Discover Card Execution Note Trust
Series 2013-A1, Class A1,
0.499%, 08/17/2020 (P)	762,000	764,011
Series 2011-A1, Class A1,
0.549%, 08/15/2016 (P)	3,189,000	3,194,686
Ford Credit Auto Owner Trust, Series 2012-B,
Class A2 0.570%, 01/15/2015	853,363	853,771
GE Capital Credit Card Master Note Trust,
Series 2011-1, Class A
0.749%, 01/15/2017 (P)	565,000	566,562
Honda Auto Receivables Owner Trust
Series 2013-1, Class A2,
0.350%, 06/22/2015	2,219,000	2,219,016
Series 2012-3, Class A2,
0.460%, 12/15/2014	541,786	542,041
Series 2010-3, Class A4,
0.940%, 12/21/2016	1,581,618	1,583,948
Series 2010-2, Class A4,
1.930%, 08/18/2016	441,000	441,812
MBNA Credit Card Master Note Trust,
Series 2003-A10, Class A10
0.459%, 03/15/2016 (P)	809,000	809,614
MMCA Auto Owner Trust, Series 2011-A,
Class A4 2.020%, 10/17/2016 (S)	419,000	423,358
Nelnet Student Loan Trust
Series 2007-1, Class A1,
0.283%, 11/27/2018 (P)	92,665	92,335
Series 2007-1, Class A3,
0.343%, 05/27/2025 (P)	1,159,000	1,118,003
Series 2006-2, Class A4,
0.356%, 10/26/2026 (P)	2,637,421	2,630,429
Series 2006-1, Class A4,
0.364%, 11/23/2022 (P)	2,138,691	2,133,793
Series 2005-2, Class A5,
0.384%, 03/23/2037 (P)	1,767,000	1,704,809
Series 2005-1, Class A5,
0.386%, 10/25/2033 (P)	1,969,000	1,902,775

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2007-2A, Class A3L,
0.634%, 03/25/2026 (P)(S)	$3,993,000	$3,969,178
Series 2010-4, Class A,
0.993%, 04/25/2046 (P)(S)	603,274	612,745
Nissan Auto Receivables Owner Trust
Series 2012-B, Class A2,
0.390%, 04/15/2015	366,092	366,119
Series 2011-A, Class A3,
1.180%, 02/16/2015	387,833	388,916
Santander Drive Auto Receivables Trust
Series 2013-3, Class A2,
0.550%, 09/15/2016	2,538,000	2,537,160
Series 2012-5, Class A2,
0.570%, 12/15/2015	383,651	383,792
Series 2012-6, Class A3,
0.620%, 07/15/2016	396,000	396,019
Series 2013-2, Class A3,
0.700%, 09/15/2017	2,254,000	2,251,935
Series 2012-3, Class A2,
0.830%, 04/15/2015	341,783	342,073
Series 2012-5, Class A3,
0.830%, 12/15/2016	354,000	354,699
Series 2011-2, Class A3,
1.290%, 02/16/2015	161,966	162,173
SLC Student Loan Trust, Series 2007-2,
Class A2 0.675%, 05/15/2028 (P)	464,019	465,468
SLM Student Loan Trust
Series 2007-2, Class A2,
0.276%, 07/25/2017 (P)	374,672	374,177
Series 2005-9, Class A4,
0.376%, 01/25/2023 (P)	262,022	261,905
Series 2005-5, Class A3,
0.376%, 04/25/2025 (P)	143,000	142,232
Series 2007-2, Class B,
0.446%, 07/25/2025 (P)	512,000	443,324
Series 2010-1, Class A,
0.593%, 03/25/2025 (P)	1,275,247	1,278,849
Series 2004-8A, Class A5,
0.776%, 04/25/2024 (P)(S)	3,593,000	3,602,665
Series 2013-A, Class A1,
0.799%, 08/15/2022 (P)(S)	1,452,160	1,452,160
Series 2008-6, Class A2,
0.826%, 10/25/2017 (P)	147,187	147,398
Series 2005-9, Class A6,
0.826%, 10/26/2026 (P)	2,593,000	2,567,070
Series 2013-B, Class A1,
0.850%, 07/15/2022 (P)(S)	1,083,000	1,084,319
Series 2012-E, Class A1,
0.949%, 10/16/2023 (P)(S)	1,611,433	1,618,781
Series 2012-6, Class B,
1.193%, 04/27/2043 (P)	720,000	657,773
Series 2012-B, Class A1,
1.299%, 12/15/2021 (P)(S)	1,726,804	1,739,833
Series 2012-C, Class A1,
1.299%, 08/15/2023 (P)(S)	1,290,602	1,302,595
Series 2005-6, Class A5B,
1.476%, 07/27/2026 (P)	676,529	684,853
Series 2011-C, Class A1,
1.599%, 12/15/2023 (P)(S)	1,754,617	1,772,200
Series 2012-A, Class A1,
1.599%, 08/15/2025 (P)(S)	1,900,749	1,928,738
Series 2013-2, Class B,
1.693%, 06/25/2043 (P)	390,000	371,243

46

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	$2,628,000	$2,587,324
Series 2012-E, Class A2B,
1.949%, 06/15/2045 (P)(S)	1,634,000	1,684,211
Series 2013-1, Class B,
1.993%, 11/25/2043 (P)	524,000	505,384
SMS Student Loan Trust
Series 2000-A, Class A2,
0.466%, 10/28/2028 (P)	601,510	600,128
Series 2000-B, Class A2,
0.476%, 04/28/2029 (P)	580,048	579,108
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A2
0.570%, 10/15/2014	572,854	573,246
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%, 07/20/2015	711,000	710,901
World Financial Network Credit Card
Master Trust, Series 2013-B, Class A
0.910%, 03/16/2020	1,803,000	1,803,010

TOTAL ASSET BACKED SECURITIES (Cost $100,571,866)		$100,950,062

SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	54,148,628	54,148,628

TOTAL SHORT-TERM INVESTMENTS (Cost $54,148,628)		$54,148,628

Total Investments (Core Bond Fund)
(Cost $761,818,919) - 109.4%		$760,008,175
Other assets and liabilities, net - (9.4%)		(65,493,757)

TOTAL NET ASSETS - 100.0%		$694,514,418

SALE COMMITMENTS OUTSTANDING - (1.0)%
Federal National Mortgage Association
3.500%, TBA (C)	(6,700,000)	(6,941,305)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(6,941,828))		$(6,941,305)

Core Diversified Growth & Income Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.0%
John Hancock Funds II (G) - 40.0%
Equity - 27.9%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	900,423	$10,624,996
Fixed Income - 12.1%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	464,154	4,609,051
Unaffiliated Investment Companies - 60.1%
Equity - 41.9%
American Funds Capital World Growth and
Income Fund, Class R5	34,908	1,421,436

Core Diversified Growth & Income
Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Equity (continued)
American Funds EuroPacific Growth
Fund, Class R5	24,920	$1,080,291
American Funds New Perspective
Fund, Class R5	41,201	1,421,436
American Funds The Growth Fund of
America, Class R5	78,921	3,077,929
American Funds The Investment Company of
America, Class R5	170,865	5,858,972
American Funds Washington Mutual Investors
Fund, Class R5	85,894	3,078,458
Fixed Income - 18.2%
American Funds U.S. Government Securities
Fund, Class R5	493,814	6,908,452

TOTAL INVESTMENT COMPANIES (Cost $31,368,192)		$38,081,021

Total Investments (Core Diversified Growth & Income
Portfolio) (Cost $31,368,192) - 100.1%		$38,081,021
Other assets and liabilities, net - (0.1%)		(19,724)

TOTAL NET ASSETS - 100.0%		$38,061,297

Core Fundamental Holdings Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.1%
Affiliated Investment Companies - 40.0%
John Hancock Funds II (G) - 40.0%
Equity - 23.9%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	322,408	$3,804,414
Fixed Income - 16.1%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	258,099	2,562,922
Unaffiliated Investment Companies - 60.1%
Equity - 35.9%
American Funds EuroPacific Growth
Fund, Class R5	28,522	1,236,436
American Funds The Growth Fund of
America, Class R5	28,663	1,117,845
American Funds The Investment Company of
America, Class R5	65,182	2,235,093
American Funds Washington Mutual Investors
Fund, Class R5	31,189	1,117,824
Fixed Income - 24.2%
American Funds U.S. Government Securities
Fund, Class R5	274,587	3,841,469

TOTAL INVESTMENT COMPANIES (Cost $13,262,793)		$15,916,003

Total Investments (Core Fundamental Holdings Portfolio)
(Cost $13,262,793) - 100.1%		$15,916,003
Other assets and liabilities, net - (0.1%)		(17,754)

TOTAL NET ASSETS - 100.0%		$15,898,249

47

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.0%
Affiliated Investment Companies - 28.6%
John Hancock Funds II (G) - 28.6%
Equity - 14.6%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	454,626	$5,364,584
Fixed Income - 14.0%
Short Term Government Income, Class NAV
(John Hancock) (A)(1)	520,946	5,172,997
Unaffiliated Investment Companies - 71.4%
Equity - 39.1%
American Funds Capital World Growth and
Income Fund, Class R5	78,081	3,179,442
American Funds EuroPacific Growth
Fund, Class R5	143,591	6,224,691
American Funds New Perspective
Fund, Class R5	92,370	3,186,761
American Funds The Investment Company of
America, Class R5	52,553	1,802,027
Exchange Traded Funds - 11.3%
Vanguard MSCI EAFE ETF	112,418	4,180,825
Fixed Income - 21.0%
American Funds U.S. Government Securities
Fund, Class R5	554,227	7,753,636

TOTAL INVESTMENT COMPANIES (Cost $32,718,657)		$36,864,963

Total Investments (Core Global Diversification Portfolio)
(Cost $32,718,657) - 100.0%		$36,864,963
Other assets and liabilities, net - 0.0%		(10,765)

TOTAL NET ASSETS - 100.0%		$36,854,198

Emerging Markets Debt Fund
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 25.0%
Brazil - 1.4%
Federative Republic of Brazil,
5.625%, 01/07/2041	$200,000	$222,497

		222,497
Colombia - 1.8%
Republic of Colombia,
7.375%, 09/18/2037	200,000	273,000

		273,000
Indonesia - 1.5%
Republic of Indonesia,
6.625%, 02/17/2037	200,000	238,000

		238,000
Lithuania - 1.6%
Republic of Lithuania,
6.625%, 02/01/2022 (S)	200,000	241,500

		241,500
Mexico - 3.5%
Government of Mexico
6.750%, 09/27/2034	250,000	319,375

Emerging Markets Debt Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
10.000%, 12/05/2024	MXN	2,000,000	$216,122

			535,497
Panama - 1.2%
Republic of Panama,
4.300%, 04/29/2053		$200,000	177,000

			177,000
Paraguay - 1.3%
Republic of Paraguay,
4.625%, 01/25/2023 (S)		200,000	198,000

			198,000
Peru - 1.7%
Republic of Peru,
6.550%, 03/14/2037		200,000	256,500

			256,500
Philippines - 1.6%
Republic of Philippines,
5.500%, 03/30/2026		200,000	238,000

			238,000
Russia - 1.8%
Government of Russia,
7.500%, 03/31/2030		223,500	271,553

			271,553
Turkey - 4.1%
Republic of Turkey,
6.875%, 03/17/2036		500,000	630,000

			630,000
Uruguay - 1.8%
Republic of Uruguay,
7.625%, 03/21/2036		200,000	272,000

			272,000
Venezuela - 1.7%
Republic of Venezuela,
9.375%, 01/13/2034		300,000	267,000

			267,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,179,926)			$3,820,547

CORPORATE BONDS - 71.1%
Bermuda - 2.7%
Qtel International Finance, Ltd.
3.250%, 02/21/2023 (S)		200,000	190,250
Vale Overseas, Ltd.
6.875%, 11/21/2036		200,000	215,092

			405,342
Cayman Islands - 12.4%
Banco BTG Pactual SA/Cayman Islands
4.000%, 01/16/2020 (S)		200,000	189,300
Banco do Brasil SA
5.875%, 01/19/2023 (S)		200,000	209,000
Braskem Finance, Ltd.
7.375%, 10/04/2015 (Q) (S)		200,000	207,000
Hutchison Whampoa International 12, Ltd.
(6.000% to 5/07/2017, then 5 Year
U.S. Treasury + 5.176%)
05/07/2017 (Q)		200,000	214,000

48

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
IPIC GMTN, Ltd.
6.875%, 11/01/2041 (S)	$200,000	$259,000
Odebrecht Finance, Ltd.
7.500%, 09/14/2015 (Q) (S)	350,000	369,950
Petrobras International Finance Company
5.375%, 01/27/2021	200,000	211,719
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019	200,000	228,000

		1,887,969
Colombia - 2.5%
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	170,000	171,275
Transportadora de Gas Internacional SA
ESP
5.700%, 03/20/2022 (S)	200,000	217,000

		388,275
India - 1.2%
Reliance Industries, Ltd.
5.875%, 02/05/2018 (Q) (S)	200,000	189,000

		189,000
Indonesia - 2.4%
Pertamina Persero PT
6.000%, 05/03/2042 (S)	200,000	189,500
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)	200,000	178,000

		367,500
Ireland - 2.9%
MTS International Funding, Ltd.
8.625%, 06/22/2020 (S)	200,000	244,440
Rosneft Oil Company
4.199%, 03/06/2022 (S)	200,000	191,000

		435,440
Israel - 1.8%
Israel Electric Corp., Ltd.
6.700%, 02/10/2017	250,000	275,163

		275,163
Jamaica - 1.6%
Digicel, Ltd.
6.000%, 04/15/2021 (S)	250,000	248,750

		248,750
Kazakhstan - 1.3%
KazAgro National Management Holding
JSC
4.625%, 05/24/2023 (S)	200,000	190,774

		190,774
Luxembourg - 4.2%
Altice Financing SA
7.875%, 12/15/2019 (S)	200,000	221,250
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	200,000	192,000
Sberbank of Russia
6.125%, 02/07/2022	200,000	220,500

		633,750
Mexico - 11.4%
America Movil SAB de CV
3.125%, 07/16/2022	200,000	191,152

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Mexico (continued)
Comision Federal de Electricidad
4.875%, 05/26/2021 (S)	$200,000	$216,000
Credito Real SAB de CV
10.250%, 04/14/2015	200,000	209,000
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	200,000	211,564
Grupo Televisa SAB
8.500%, 03/11/2032	200,000	278,253
Mexichem SAB de CV
4.875%, 09/19/2022 (S)	200,000	207,500
Petroleos Mexicanos
6.500%, 06/02/2041	200,000	224,000
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	200,000	204,000

		1,741,469
Netherlands - 7.2%
Kazakhstan Temir Zholy Finance BV
6.375%, 10/06/2020 (S)	200,000	225,000
Majapahit Holding BV
7.750%, 01/20/2020	200,000	242,500
Petrobras Global Finance BV
4.375%, 05/20/2023	200,000	193,007
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)	200,000	216,500
Zhaikmunai LP
7.125%, 11/13/2019 (S)	200,000	214,500

		1,091,507
Panama - 1.4%
Banco de Credito del Peru
5.375%, 09/16/2020 (S)	200,000	216,000

		216,000
Peru - 1.3%
Volcan Cia Minera SAA
5.375%, 02/02/2022 (S)	200,000	204,000

		204,000
Qatar - 1.5%
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)	200,000	223,250

		223,250
Thailand - 2.8%
PTT Global Chemical PCL
4.250%, 09/19/2022 (S)	200,000	205,596
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042 (S)	200,000	227,783

		433,379
Turkey - 1.4%
Turkiye Garanti Bankasi AS
5.250%, 09/13/2022 (S)	200,000	211,000

		211,000
United Arab Emirates - 3.1%
Abu Dhabi National Energy Company
5.875%, 12/13/2021 (S)	200,000	230,250
Dubai Electricity & Water Authority
7.375%, 10/21/2020 (S)	200,000	241,500

		471,750
United States - 2.6%
BBVA Bancomer SA
6.500%, 03/10/2021	150,000	165,750

49

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Emerging Markets Debt Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Pemex Project Funding Master Trust
6.625%, 06/15/2035	$200,000	$229,000

		394,750
Venezuela - 4.1%
Petroleos de Venezuela SA
9.000%, 11/17/2021	500,000	447,500
9.000%, 11/17/2021 (S)	200,000	179,000

		626,500
Virgin Islands - 1.3%
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022 (S)	200,000	204,293

		204,293

TOTAL CORPORATE BONDS (Cost $11,118,224)		$10,839,861

SHORT-TERM INVESTMENTS - 3.2%
Repurchase Agreement with State
Street Corp. dated 5/31/2013 at 0.010%
to be repurchased at $491,000 on
6/3/2013, collateralized by $505,000
U.S. Treasury Note, 0.625% due
5/31/2017 (valued at $502,514,
including interest)	491,000	491,000

TOTAL SHORT-TERM INVESTMENTS (Cost $491,000)		$491,000

Total Investments (Emerging Markets Debt Fund)
(Cost $15,789,150) - 99.3%		$15,151,408
Other assets and liabilities, net - 0.7%		102,603

TOTAL NET ASSETS - 100.0%		$15,254,011

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.4%
Consumer Discretionary - 10.1%
Auto Components - 0.6%
Johnson Controls, Inc.	263,500	$9,844,360
Automobiles - 0.6%
Ford Motor Company	621,900	9,751,392
Distributors - 0.5%
Genuine Parts Company	123,550	9,604,777
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	361,000	11,949,100
Household Durables - 0.1%
Whirlpool Corp.	12,400	1,584,224
Leisure Equipment & Products - 1.4%
Hasbro, Inc.	125,500	5,582,240
Mattel, Inc. (L)	414,300	18,539,925

		24,122,165
Media - 3.7%
Cablevision Systems Corp., Class A	459,900	6,953,688
Comcast Corp., Class A	204,100	8,194,615
The Madison Square Garden, Inc., Class A (I)	132,925	7,780,100
The New York Times Company, Class A (I)	411,600	4,350,612
The Walt Disney Company	170,900	10,780,372

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	346,366	$20,217,383
WPP PLC	243,168	4,153,347

		62,430,117
Multiline Retail - 1.7%
Kohl’s Corp. (L)	356,500	18,327,665
Macy’s, Inc.	235,100	11,364,734

		29,692,399
Specialty Retail - 0.8%
Staples, Inc. (L)	822,500	12,337,500
Tiffany & Company	15,800	1,228,924

		13,566,424

		172,544,958
Consumer Staples - 5.0%
Beverages - 0.9%
PepsiCo, Inc.	187,900	15,176,683
Food Products - 2.2%
Archer-Daniels-Midland Company	469,300	15,125,539
Campbell Soup Company (L)	372,100	15,929,601
McCormick & Company, Inc., Non-
Voting Shares (L)	108,400	7,488,272

		38,543,412
Household Products - 1.0%
The Clorox Company	203,100	16,873,548
Personal Products - 0.9%
Avon Products, Inc.	635,500	14,978,735

		85,572,378
Energy - 14.3%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc. (L)	173,600	11,945,416
Schlumberger, Ltd.	205,500	15,007,665

		26,953,081
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	200,800	17,563,976
Apache Corp.	329,300	27,045,409
BP PLC, ADR	206,192	8,847,699
Chevron Corp. (L)	336,560	41,312,740
ConocoPhillips	105,100	6,446,834
CONSOL Energy, Inc.	341,000	11,825,880
Exxon Mobil Corp. (L)	380,324	34,407,912
Hess Corp.	248,000	16,717,680
Murphy Oil Corp. (L)	289,300	18,318,476
Petroleo Brasileiro SA, ADR	376,400	6,688,628
Royal Dutch Shell PLC, ADR	365,000	24,225,050
Talisman Energy, Inc.	219,600	2,564,928

		215,965,212

		242,918,293
Financials - 21.0%
Capital Markets - 2.2%
Legg Mason, Inc. (L)	399,300	13,991,472
Northern Trust Corp.	282,400	16,421,560
The Bank of New York Mellon Corp.	241,800	7,268,508

		37,681,540
Commercial Banks - 6.2%
PNC Financial Services Group, Inc.	313,600	22,466,304
Regions Financial Corp.	695,200	6,347,176
SunTrust Banks, Inc.	477,600	15,326,184

50

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
U.S. Bancorp	767,800	$26,919,068
Wells Fargo & Company	835,400	33,875,470

		104,934,202
Consumer Finance - 2.6%
American Express Company	291,000	22,031,610
Capital One Financial Corp.	177,300	10,802,889
SLM Corp.	489,000	11,608,860

		44,443,359
Diversified Financial Services - 4.9%
Bank of America Corp.	1,643,222	22,446,413
JPMorgan Chase & Company	891,614	48,673,208
McGraw-Hill Financial, Inc.	236,000	12,873,800

		83,993,421
Insurance - 4.4%
Lincoln National Corp.	267,698	9,546,111
Loews Corp.	123,500	5,658,770
Marsh & McLennan Companies, Inc.	478,400	19,145,568
Sun Life Financial, Inc. (L)	208,100	6,091,087
The Allstate Corp.	376,300	18,152,712
The Chubb Corp.	92,600	8,065,460
Willis Group Holdings PLC	185,300	7,237,818

		73,897,526
Real Estate Investment Trusts - 0.7%
Weyerhaeuser Company (L)	410,013	12,226,588

		357,176,636
Health Care - 6.3%
Health Care Providers & Services - 0.5%
Quest Diagnostics, Inc. (L)	135,900	8,404,056
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	139,500	6,340,275
Thermo Fisher Scientific, Inc.	62,700	5,536,410

		11,876,685
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Company	367,800	16,922,478
Hospira, Inc. (I)	170,700	5,919,876
Johnson & Johnson	290,600	24,462,708
Merck & Company, Inc. (L)	415,800	19,417,860
Pfizer, Inc.	770,588	20,983,111

		87,706,033

		107,986,774
Industrials - 14.0%
Aerospace & Defense - 2.6%
Honeywell International, Inc. (L)	261,300	20,501,598
Lockheed Martin Corp.	72,700	7,693,841
The Boeing Company	168,000	16,635,360

		44,830,799
Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	196,600	16,887,940
Airlines - 0.9%
United Continental Holdings, Inc. (I)(L)	470,400	15,269,184
Building Products - 0.9%
Masco Corp.	456,000	9,585,120
USG Corp. (I)(L)	193,600	5,291,088

		14,876,208

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 1.6%
Eaton Corp. PLC	138,126	$9,124,604
Emerson Electric Company	319,000	18,329,740

		27,454,344
Industrial Conglomerates - 3.9%
3M Company	181,300	19,991,951
General Electric Company	1,962,200	45,758,504

		65,750,455
Machinery - 2.0%
Illinois Tool Works, Inc.	312,800	21,936,664
Joy Global, Inc.	155,200	8,393,216
Xylem, Inc.	138,100	3,886,134

		34,216,014
Road & Rail - 1.1%
Norfolk Southern Corp.	250,900	19,216,431

		238,501,375
Information Technology - 9.1%
Communications Equipment - 1.9%
Cisco Systems, Inc.	655,500	15,784,440
Harris Corp.	277,200	13,896,036
Nokia OYJ, ADR (I)(L)	909,400	3,128,336

		32,808,812
Computers & Peripherals - 1.7%
Apple, Inc.	23,200	10,432,576
Dell, Inc.	1,041,800	13,908,030
Hewlett-Packard Company	152,200	3,716,724

		28,057,330
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	929,900	14,292,563
IT Services - 1.0%
Computer Sciences Corp.	233,300	10,407,513
The Western Union Company (L)	372,000	6,093,360

		16,500,873
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	261,100	11,992,323
Applied Materials, Inc.	781,400	11,877,280
Texas Instruments, Inc.	295,600	10,609,084

		34,478,687
Software - 1.7%
CA, Inc.	155,000	4,233,050
Microsoft Corp.	683,400	23,836,992

		28,070,042

		154,208,307
Materials - 4.5%
Chemicals - 0.5%
E.I. du Pont de Nemours & Company	163,200	9,104,928
Construction Materials - 0.7%
Vulcan Materials Company	223,500	11,975,130
Containers & Packaging - 0.5%
MeadWestvaco Corp.	244,600	8,561,000
Metals & Mining - 1.4%
Cliffs Natural Resources, Inc. (L)	136,600	2,464,264
Newmont Mining Corp.	201,700	6,914,276
Nucor Corp.	314,400	13,993,944

		23,372,484

51

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.4%
International Paper Company	508,925	$23,486,889

		76,500,431
Telecommunication Services - 3.5%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	748,173	26,178,573
CenturyLink, Inc.	259,398	8,858,442
Telefonica SA (I)	318,053	4,355,844
Verizon Communications, Inc.	314,052	15,225,241

		54,618,100
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	1,940,136	5,622,431

		60,240,531
Utilities - 5.6%
Electric Utilities - 4.1%
Duke Energy Corp.	296,536	19,847,154
Entergy Corp.	241,800	16,655,184
Exelon Corp.	432,600	13,557,684
FirstEnergy Corp.	217,075	8,468,096
Xcel Energy, Inc.	362,200	10,402,384

		68,930,502
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	449,500	5,483,900
Multi-Utilities - 1.2%
NiSource, Inc.	612,200	17,588,506
TECO Energy, Inc.	142,900	2,516,469

		20,104,975

		94,519,377

TOTAL COMMON STOCKS (Cost $1,195,684,432)		$1,590,169,060

PREFERRED SECURITIES - 0.6%
Consumer Discretionary - 0.6%
General Motors Company, Series B, 4.750% (L)	212,900	10,391,649

TOTAL PREFERRED SECURITIES (Cost $10,509,138)		$10,391,649

SECURITIES LENDING COLLATERAL - 9.4%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	15,935,183	159,485,686

TOTAL SECURITIES LENDING
COLLATERAL (Cost $159,485,109)		$159,485,686

SHORT-TERM INVESTMENTS - 5.8%
Money Market Funds - 5.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,500,000	1,500,000
T. Rowe Price Reserve Investment
Fund, 0.0578% (Y)	98,270,509	98,270,509

		99,770,509

TOTAL SHORT-TERM INVESTMENTS (Cost $99,770,509)		$99,770,509

Total Investments (Equity-Income Fund)
(Cost $1,465,449,188) - 109.2%		$1,859,816,904
Other assets and liabilities, net - (9.2%)		(157,286,099)

TOTAL NET ASSETS - 100.0%		$1,702,530,805

Fundamental Global Franchise Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.5%
Belgium - 3.4%
Anheuser-Busch InBev NV	153,970	$14,192,915
China - 3.1%
Tsingtao Brewery Company, Ltd., H Shares	1,853,016	12,892,478
France - 5.5%
Danone SA	309,694	22,749,444
Germany - 6.8%
Adidas AG	176,733	19,190,103
SAP AG	121,539	9,257,144

		28,447,247
Ireland - 2.9%
Experian PLC	654,687	12,021,630
Netherlands - 4.6%
Heineken Holding NV	322,014	19,006,333
Switzerland - 6.4%
Nestle SA	180,028	11,879,485
Novartis AG	205,314	14,711,925

		26,591,410
United Kingdom - 19.8%
Compass Group PLC	399,137	5,238,511
Diageo PLC	553,122	16,374,961
Imperial Tobacco Group PLC	360,660	12,915,763
Intertek Group PLC	162,780	7,931,175
Reckitt Benckiser Group PLC	168,233	12,002,552
SABMiller PLC	558,458	28,090,182

		82,553,144
United States - 47.0%
Amazon.com, Inc. (I)	118,888	31,984,439
Amgen, Inc.	86,419	8,687,702
Apple, Inc.	40,265	18,106,365
FactSet Research Systems, Inc.	151,747	14,900,038
Google, Inc., Class A (I)	15,260	13,282,457
McCormick & Company, Inc., Non-
Voting Shares	73,455	5,074,271
Oracle Corp.	365,307	12,332,764
PepsiCo, Inc.	216,356	17,475,074
Philip Morris International, Inc.	43,181	3,925,585
QUALCOMM, Inc.	304,055	19,301,411
Starbucks Corp.	225,174	14,201,724
The Clorox Company	51,070	4,242,896
The Coca-Cola Company	130,901	5,234,731
The Procter & Gamble Company	292,927	22,485,077
Visa, Inc., Class A	26,387	4,700,580

		195,935,114

TOTAL COMMON STOCKS (Cost $357,947,505)		$414,389,715

52

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Global Franchise Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $2,135,002 on 06/03/2013,
collateralized by $1,900,000 U.S. Treasury
Note, 4.500% due 05/15/2017 (valued at
$2,182,625, including interest)	$2,135,000	$2,135,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,135,000)		$2,135,000

Total Investments (Fundamental Global Franchise Fund)
(Cost $360,082,505) - 100.0%		$416,524,715
Other assets and liabilities, net - 0.0%		31,019

TOTAL NET ASSETS - 100.0%		$416,555,734

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.9%
Consumer Discretionary - 8.5%
Automobiles - 0.6%
Harley-Davidson, Inc.	136,546	$7,447,219
Household Durables - 0.2%
Hunter Douglas NV	59,727	2,435,378
Internet & Catalog Retail - 1.2%
Groupon, Inc. (I)(L)	239,320	1,837,978
Liberty Interactive Corp., Series A (I)	312,234	7,009,653
Liberty Ventures, Series A (I)	20,998	1,712,807
Netflix, Inc. (I)(L)	15,250	3,450,313

		14,010,751
Media - 2.3%
Grupo Televisa SAB, ADR (L)	94,869	2,474,184
The Walt Disney Company	369,827	23,328,687

		25,802,871
Specialty Retail - 4.0%
Bed Bath & Beyond, Inc. (I)(L)	474,718	32,399,504
CarMax, Inc. (I)	184,145	8,612,462
Tiffany & Company	56,950	4,429,571

		45,441,537
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	27,200	2,390,757

		97,528,513
Consumer Staples - 15.5%
Beverages - 4.1%
Diageo PLC, ADR	185,141	21,894,775
Heineken Holding NV	184,115	10,867,077
The Coca-Cola Company	356,070	14,239,239

		47,001,091
Food & Staples Retailing - 10.4%
Costco Wholesale Corp.	414,702	45,480,368
CVS Caremark Corp.	1,214,556	69,934,134
Sysco Corp. (L)	102,620	3,468,556

		118,883,058
Food Products - 0.1%
Nestle SA	14,085	929,425

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.9%
Philip Morris International, Inc.	113,536	$10,321,558

		177,135,132
Energy - 8.5%
Energy Equipment & Services - 1.2%
Schlumberger, Ltd.	89,490	6,535,455
Transocean, Ltd.	134,091	6,735,391

		13,270,846
Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources, Ltd.	894,720	26,635,814
Devon Energy Corp.	105,871	6,018,766
EOG Resources, Inc.	232,045	29,957,010
Occidental Petroleum Corp.	229,497	21,129,789

		83,741,379

		97,012,225
Financials - 37.9%
Capital Markets - 9.8%
Ameriprise Financial, Inc.	79,276	6,462,580
Julius Baer Group, Ltd. (I)	683,776	26,790,369
The Bank of New York Mellon Corp.	2,077,886	62,461,253
The Charles Schwab Corp.	474,360	9,420,790
The Goldman Sachs Group, Inc.	45,691	7,405,597

		112,540,589
Commercial Banks - 5.7%
Wells Fargo & Company	1,599,761	64,870,309
Consumer Finance - 6.3%
American Express Company	953,026	72,153,598
Diversified Financial Services - 1.0%
CME Group, Inc.	38,700	2,628,891
JPMorgan Chase & Company	159,826	8,724,901

		11,353,792
Insurance - 13.1%
ACE, Ltd.	109,944	9,859,778
Alleghany Corp. (I)	51,060	19,913,400
Berkshire Hathaway, Inc. Class A (I)	279	47,792,700
Everest Re Group, Ltd.	19,250	2,494,993
Fairfax Financial Holdings, Ltd.	17,019	6,858,657
Fairfax Financial Holdings, Ltd.
(Toronto Exchange)	7,153	2,888,453
Loews Corp.	633,427	29,023,625
Markel Corp. (I)	4,879	2,551,180
The Progressive Corp.	1,105,695	28,184,166

		149,566,952
Real Estate Management & Development - 2.0%
Brookfield Asset
Management, Inc., Class A (L)	329,690	11,591,900
Hang Lung Group, Ltd.	2,093,000	11,452,126

		23,044,026

		433,529,266
Health Care - 5.2%
Health Care Providers & Services - 4.8%
Express Scripts Holding Company (I)	353,848	21,981,038
Laboratory Corp. of America Holdings (I)(L)	139,420	13,870,896
UnitedHealth Group, Inc.	313,400	19,628,242

		55,480,176

53

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	104,250	$4,738,163

		60,218,339
Industrials - 5.1%
Commercial Services & Supplies - 1.2%
Iron Mountain, Inc.	393,535	14,104,294
Electrical Equipment - 0.5%
Emerson Electric Company	80,880	4,647,365
Schneider Electric SA	21,590	1,689,587

		6,336,952
Machinery - 0.8%
PACCAR, Inc.	162,800	8,726,080
Marine - 1.0%
Kuehne & Nagel International AG	106,695	11,963,669
Transportation Infrastructure - 1.6%
China Merchants Holdings
International Company, Ltd.	5,438,764	17,811,787

		58,942,782
Information Technology - 10.1%
Computers & Peripherals - 0.4%
Hewlett-Packard Company	169,820	4,147,004
Internet Software & Services - 4.3%
Google, Inc., Class A (I)	56,775	49,417,528
IT Services - 1.1%
IBM Corp.	17,270	3,592,505
Visa, Inc., Class A	52,400	9,334,536

		12,927,041
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	132,040	3,205,931
Texas Instruments, Inc.	535,765	19,228,606

		22,434,537
Software - 2.3%
Activision Blizzard, Inc.	524,067	7,562,287
Microsoft Corp.	268,060	9,349,933
Oracle Corp.	284,170	9,593,579

		26,505,799

		115,431,909
Materials - 6.0%
Chemicals - 5.7%
Air Products & Chemicals, Inc.	223,240	21,076,088
Ecolab, Inc.	129,530	10,941,399
Monsanto Company	199,754	20,103,243
Potash Corp. of Saskatchewan, Inc.	195,139	8,199,741
Praxair, Inc.	43,400	4,961,922

		65,282,393
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	27,406	2,988,076
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd. (I)	320,854	105,882

		68,376,351
Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV,
Series L, ADR (L)	87,976	1,751,602

TOTAL COMMON STOCKS (Cost $669,624,670)		$1,109,926,119

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Emerald Plantation Holdings, Ltd.	$346,869	$227,199
Sino-Forest Corp. (H)	2,107,900	0

		227,199

TOTAL CONVERTIBLE BONDS (Cost $2,079,006)		$227,199

UNITS - 0.0%
Financials - 0.0%
Brookfield Property Partners LP	18,924	406,863

TOTAL UNITS (Cost $413,638)		$406,863

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust, 0.2263% (W)(Y)	2,230,731	22,326,045

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,325,515)		$22,326,045

COMMERCIAL PAPER - 3.0%
Financials - 3.0%
Societe Generale North America, Inc. 0.080%,
06/03/2013 *	$34,137,000	$34,136,848

TOTAL COMMERCIAL PAPER (Cost $34,136,848)		$34,136,848

Total Investments (Fundamental Value Fund)
(Cost $728,579,677) - 101.9%		$1,167,023,074
Other assets and liabilities, net - (1.9%)		(22,167,566)

TOTAL NET ASSETS - 100.0%		$1,144,855,508

Global Bond Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 22.0%
Canada - 0.9%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	$541,616
Province of Ontario
2.100%, 09/08/2018		1,000,000	964,283
2.450%, 06/29/2022		$1,100,000	1,083,148
3.150%, 06/02/2022	CAD	600,000	592,777
4.100%, 06/16/2014		$200,000	207,635
Province of Quebec
3.000%, 09/01/2023	CAD	1,500,000	1,437,917
4.250%, 12/01/2021		1,900,000	2,032,739

			6,860,115
Germany - 0.5%
Federal Republic of Germany
0.100%, 04/15/2023	EUR	825,856	1,105,071
3.250%, 07/04/2021		200,000	301,986
4.000%, 01/04/2037		900,000	1,526,088
6.500%, 07/04/2027		200,000	407,253

			3,340,398

54

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 0.1%
Republic of Italy
6.000%, 08/04/2028	GBP	600,000	$957,677

			957,677
Japan - 3.0%
Government of Japan
1.500%, 03/20/2033	JPY	530,000,000	5,164,797
1.800%, 03/20/2043		1,190,000,000	11,951,317
2.000%, 03/20/2042		230,000,000	2,419,168
2.200%, 03/20/2041		230,000,000	2,522,831

			22,058,113
Mexico - 1.9%
Government of Mexico
1.290%, 06/08/2015	MXN	1,100,000,000	10,982,195
8.000%, 12/19/2013		40,000,000	3,197,176

			14,179,371
New Zealand - 3.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	17,500,000	15,268,468
5.500%, 04/15/2023		5,800,000	5,334,139
6.000%, 05/15/2021		8,400,000	7,877,391

			28,479,998
Norway - 0.6%
Kommunalbanken AS
2.375%, 01/19/2016 (S)		$3,000,000	3,131,670
6.500%, 04/12/2021	AUD	1,300,000	1,427,843

			4,559,513
South Africa - 0.0%
Republic of South Africa
8.250%, 09/15/2017	ZAR	2,700,000	287,298

			287,298
Spain - 3.0%
Autonomous Community of Madrid
4.200%, 09/24/2014	EUR	4,300,000	5,728,646
Fund for Orderly Bank Restructuring
4.400%, 10/21/2013		1,000,000	1,315,983
Kingdom of Spain
1.961%, 03/25/2014 (P)		11,000,000	14,108,521
5.250%, 04/06/2029	GBP	600,000	859,384

			22,012,534
United Kingdom - 8.2%
Government of United Kingdom
0.125%, 03/22/2024		6,872,592	11,507,419
0.375%, 03/22/2062		210,886	394,831
1.750%, 09/07/2022		900,000	1,338,072
1.875%, 11/22/2022		12,333,024	24,286,962
4.250%, 12/07/2027 to 12/07/2040		9,100,000	16,407,661
4.500%, 12/07/2042		1,600,000	2,996,522
4.750%, 12/07/2030 to 12/07/2038		1,300,000	2,510,740
5.000%, 03/07/2025		100,000	194,345
6.000%, 12/07/2028		600,000	1,304,319

			60,940,871

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $170,095,465)			$163,675,888

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 29.0%
Australia - 1.8%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	$403,093
Commonwealth Bank of Australia
0.560%, 09/17/2014 (P)(S)		4,200,000	4,212,403
0.697%, 07/12/2013 (P)(S)		4,400,000	4,402,917
Westpac Banking Corp.
2.700%, 12/09/2014 (S)		1,200,000	1,240,172
2.900%, 09/10/2014 (S)		3,400,000	3,508,688

			13,767,273
Belgium - 1.1%
European Union
2.500%, 12/04/2015	EUR	3,400,000	4,667,946
2.750%, 06/03/2016		1,200,000	1,670,906
3.125%, 01/27/2015		1,100,000	1,499,864
3.250%, 04/04/2018		100,000	145,351

			7,984,067
France - 4.9%
BNP Paribas Home Loan
Covered Bonds SA
2.200%, 11/02/2015 (S)		$5,800,000	5,982,381
3.000%, 07/23/2013	EUR	600,000	782,773
Cie de Financement Foncier
1.026%, 04/17/2014 (P)(S)		$1,700,000	1,706,742
2.500%, 09/16/2015 (S)		3,900,000	4,040,423
Credit Agricole Home Loan
1.026%, 07/21/2014 (P)(S)		4,600,000	4,617,558
Dexia Credit Local SA
2.625%, 01/21/2014	EUR	2,500,000	3,297,140
2.750%, 01/10/2014 to 04/29/2014 (S)		$13,600,000	13,777,288
Lafarge SA
6.500%, 07/15/2016		2,000,000	2,240,000

			36,444,305
Germany - 5.4%
FMS Wertmanagement
0.327%, 02/18/2015 (P)	EUR	1,300,000	1,693,561
0.737%, 06/16/2014 (P)	GBP	800,000	1,217,383
2.375%, 12/15/2014	EUR	8,300,000	11,159,673
3.375%, 06/17/2021		2,600,000	3,863,272
KFW
0.625%, 05/29/2015		1,800,000	2,360,624
2.000%, 09/07/2016		4,000,000	5,465,156
6.250%, 05/19/2021	AUD	9,600,000	10,465,360
Landwirtschaftliche Rentenbank
5.500%, 03/09/2020		4,000,000	4,156,681

			40,381,710
Ireland - 1.6%
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	8,400,000	11,721,453

			11,721,453
Italy - 0.2%
Intesa Sanpaolo SpA
2.674%, 02/24/2014 (P)(S)		$1,600,000	1,608,115

			1,608,115
Luxembourg - 0.7%
Europaeische Hypothekenbank SA
4.005%, 06/13/2014		1,500,000	1,513,308

55

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Luxembourg (continued)
European Investment Bank
6.125%, 01/23/2017	AUD	800,000	$833,904
6.250%, 04/15/2015		2,900,000	2,936,991

			5,284,203
Netherlands - 2.7%
Achmea Hypotheekbank NV
0.623%, 11/03/2014 (P)(S)		$2,300,000	2,308,758
3.200%, 11/03/2014		362,000	376,729
3.200%, 11/03/2014 (S)		426,000	443,333
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	2,400,000	3,215,810
ING Bank NV
2.500%, 01/14/2016 (S)		$2,300,000	2,391,795
3.375%, 03/03/2014	EUR	1,800,000	2,395,558
3.900%, 03/19/2014 (S)		$1,100,000	1,129,770
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,100,000	1,471,904
NIBC Bank NV
2.800%, 12/02/2014 (S)		$1,090,000	1,127,138
3.500%, 04/07/2014	EUR	4,000,000	5,344,414

			20,205,209
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/09/2014		3,300,000	4,393,220

			4,393,220
Sweden - 1.2%
Stadshypotek AB
0.834%, 09/30/2013 (P)(S)		$4,300,000	4,306,635
1.450%, 09/30/2013 (S)		4,300,000	4,316,882

			8,623,517
Switzerland - 0.5%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	3,496,037

			3,496,037
Tunisia - 0.4%
African Development Bank
5.250%, 03/23/2022		3,200,000	3,283,093

			3,283,093
United Kingdom - 3.2%
Abbey National Treasury Services PLC
3.125%, 06/30/2014	EUR	2,000,000	2,677,110
4.000%, 04/27/2016		$3,300,000	3,532,884
Bank of Scotland PLC
4.500%, 10/23/2013	EUR	100,000	132,135
LBG Capital No.1 PLC
7.375%, 03/12/2020		200,000	271,440
11.040%, 03/19/2020	GBP	2,800,000	5,020,094
LBG Capital No.2 PLC
7.625%, 12/09/2019		2,700,000	4,348,520
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		$2,600,000	3,588,000
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		1,000,000	1,178,625
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		300,000	314,703

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		$3,000,000	$3,105,600

			24,169,111
United States - 4.7%
Altria Group, Inc.
9.250%, 08/06/2019		540,000	739,807
American International Group, Inc.
6.797%, 11/15/2017	EUR	142,000	222,406
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$2,600,000	3,406,000
CBS Corp.
8.875%, 05/15/2019		1,800,000	2,377,784
CIT Group, Inc.
5.250%, 04/01/2014 (S)		400,000	412,000
D.R. Horton, Inc.
5.250%, 02/15/2015		1,800,000	1,896,750
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		3,000,000	2,977,500
International Finance Corp.
5.000%, 08/03/2016	AUD	700,000	706,716
5.750%, 06/24/2014		1,300,000	1,282,114
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		$4,100,000	4,638,125
7.125%, 09/01/2018 (S)		500,000	589,375
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,258,434
Jones Apparel Group, Inc.
5.125%, 11/15/2014		600,000	625,500
Loews Corp.
5.250%, 03/15/2016		200,000	221,544
Masco Corp.
6.125%, 10/03/2016		700,000	783,646
Merrill Lynch & Company, Inc.
0.467%, 01/31/2014 (P)	EUR	700,000	909,662
0.499%, 05/30/2014 (P)		500,000	649,160
0.500%, 08/25/2014 (P)		2,000,000	2,593,780
Springleaf Finance Corp.
6.900%, 12/15/2017		$2,000,000	2,072,500
WM Covered Bond Program
4.375%, 05/19/2014	EUR	4,000,000	5,392,141

			34,754,944

TOTAL CORPORATE BONDS (Cost $210,859,145)			$216,116,257

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 11.6%
U.S. Government - 6.5%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023		$1,412,470	1,443,975
1.375%, 01/15/2020		430,536	488,356
1.750%, 01/15/2028 (D)		10,332,393	12,341,558
2.375%, 01/15/2027		577,080	738,572
2.500%, 01/15/2029		6,070,904	7,959,999
U.S. Treasury Bonds
3.125%, 11/15/2041		9,900,000	9,655,589
3.750%, 08/15/2041		3,000,000	3,291,093
5.500%, 08/15/2028		8,600,000	11,584,467
U.S. Treasury Notes
0.250%, 10/31/2013		43,000	43,029
2.000%, 02/15/2023		1,000,000	991,406

			48,538,044

56

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 5.1%
Federal Home Loan Mortgage Corp.
4.000%, 12/01/2040 to 09/01/2041		$469,683	$495,400
Federal National Mortgage Association
1.378%, 11/01/2042 to 10/01/2044 (P)		1,834,863	1,862,435
2.053%, 11/01/2035 (P)		196,849	203,763
2.500%, 01/01/2043		2,000,000	1,929,890
3.000%, TBA (C)		1,000,000	1,007,013
3.730%, 01/01/2018		5,000,000	5,311,054
4.000%, TBA (C)		4,000,000	4,220,312
4.000%, 08/01/2040 to 09/01/2041		6,382,916	6,742,866
4.500%, 05/01/2024 to 09/01/2042		14,865,314	15,943,859
5.081%, 09/01/2035 (P)		108,332	114,529
5.196%, 07/01/2035 (P)		98,077	104,727

			37,935,848

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $89,364,781)			$86,473,892

MUNICIPAL BONDS - 1.1%
American Municipal Power, Inc. (Ohio)
7.734%, 02/15/2033		1,400,000	1,794,422
8.084%, 02/15/2050		3,600,000	5,243,760
Los Angeles County Public Works
Financing Authority (California)
7.488%, 08/01/2033		100,000	126,047
State of California
7.700%, 11/01/2030		800,000	1,007,048
7.950%, 03/01/2036		100,000	124,455

TOTAL MUNICIPAL BONDS (Cost $6,032,984)			$8,295,732

TERM LOANS (M) - 0.7%
United States - 0.2%
Springleaf Finance Funding Company
5.500%, 05/10/2017		1,736,587	1,740,386

			1,740,386
United Kingdom - 0.5%
Virgin Media, Inc.,
TBD 02/17/2020 (T)		3,800,000	3,794,722

			3,794,722

TOTAL TERM LOANS (Cost $5,521,343)			$5,535,108

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.3%
Commercial & Residential - 14.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.880%, 09/25/2035 (P)		94,128	87,897
American Home
Mortgage Investment Trust
Series 2007-1, Class GA2,
0.433%, 05/25/2047 (P)		138,533	11,107
Series 2004-3, Class 5A,
2.559%, 10/25/2034 (P)		213,923	213,687
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.322%, 07/01/2034 (P)	EUR	132,820	170,250
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.708%, 02/20/2036 (P)		$904,854	908,109
Series 2006-J, Class 4A1,
5.623%, 01/20/2047 (P)		120,615	94,746

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.499%, 11/15/2015 (P)(S)		$717,693	$718,072
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)		671,246	677,084
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		1,065,351	1,076,429
Series 2003-5, Class 1A2,
2.625%, 08/25/2033 (P)		40,335	39,783
Series 2003-7, Class 6A,
2.780%, 10/25/2033 (P)		91,451	92,822
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)		233,292	236,045
Series 2005-4, Class 3A1,
2.887%, 08/25/2035 (P)		404,657	369,289
Series 2004-2, Class 23A,
2.907%, 05/25/2034 (P)		73,715	71,746
Series 2004-2, Class 22A,
2.925%, 05/25/2034 (P)		166,767	160,947
Series 2003-9, Class 2A1,
2.982%, 02/25/2034 (P)		17,827	17,810
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.353%, 02/25/2034 (P)		67,961	67,478
Series 2005-9, Class 24A1,
2.863%, 11/25/2035 (P)		644,794	503,851
Series 2006-6, Class 31A1,
2.873%, 11/25/2036 (P)		1,673,567	1,217,900
Series 2005-7, Class 22A1,
2.896%, 09/25/2035 (P)		1,417,563	1,227,755
Series 2006-6, Class 32A1,
2.925%, 11/25/2036 (P)		1,292,218	907,369
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.650%, 01/26/2036 (P)		761,210	598,129
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.447%, 05/20/2045 (P)		522,828	422,409
Berica Residential MBS SRL, Series 8,
Class A
0.537%, 03/31/2048 (P)	EUR	2,469,365	2,957,444
Citigroup Mortgage Loan Trust, Inc.
Series 2005-12, Class 2A1,
0.993%, 08/25/2035 (P)(S)		$1,076,031	810,558
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)		377,773	379,096
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)		398,177	396,704
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		218,589	217,190
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		1,045,921	1,024,268
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.373%, 05/25/2047 (P)		1,685,555	1,337,341
Series 2006-OA19, Class A1,
0.378%, 02/20/2047 (P)		1,767,896	1,230,505
Series 2006-OA1, Class 2A1,
0.408%, 03/20/2046 (P)		1,060,230	785,344

57

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust (continued)
Series 2005-81, Class A1,
0.473%, 02/25/2037 (P)		$3,290,421	$2,381,034
Series 2007-11T1, Class A12,
0.543%, 05/25/2037 (P)		359,752	214,834
Series 2005-56, Class 2A3,
1.670%, 11/25/2035 (P)		80,164	61,848
Series 2005-56, Class 2A2,
2.210%, 11/25/2035 (P)		80,219	63,631
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		125,948	117,474
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		164,980	136,080
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-25, Class 1A1,
0.523%, 02/25/2035 (P)		183,393	174,040
Series 2004-25, Class 2A1,
0.533%, 02/25/2035 (P)		224,428	215,024
Series 2005-R2, Class 1AF1,
0.533%, 06/25/2035 (P)(S)		360,521	324,151
Series 2005-HYB9, Class 5A1,
2.482%, 02/20/2036 (P)		457,462	365,496
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		387,170	349,478
Series 2004-12, Class 12A1,
2.872%, 08/25/2034 (P)		492,844	472,637
Series 2004-22, Class A3,
2.919%, 11/25/2034 (P)		185,154	175,322
Series 2004-12, Class 11A1,
3.049%, 08/25/2034 (P)		53,161	48,440
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.446%, 07/25/2033 (P)		17,227	17,381
Series 2003-AR20, Class 2A1,
2.570%, 08/25/2033 (P)		153,580	154,378
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.761%, 12/18/2049 (P)(S)		288,928	335,265
Crusade Global Trust
Series 2004-2, Class A2,
0.342%, 11/19/2037 (P)	EUR	356,046	462,109
Series 2005-2, Class A2,
2.979%, 08/14/2037 (P)	AUD	1,790,860	1,703,088
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
0.452%, 11/20/2035 (P)	EUR	693,393	901,337
Eurosail PLC, Series 2006-1X, Class A2C
0.667%, 06/10/2044 (P)	GBP	2,250,351	3,210,492
First Flexible PLC, Series 7, Class A
0.747%, 09/15/2033 (P)		345,894	511,049
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.614%, 08/25/2035 (P)		$94,285	91,834
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.549%, 11/15/2031 (P)		262,730	262,362
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.604%, 10/18/2054 (P)(S)	GBP	2,900,000	4,487,156

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
German Residential Asset
Note Distributor PLC, Series 2006-1,
Class A
1.615%, 01/20/2021 (P)	EUR	806,428	$1,050,565
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.443%, 06/25/2034 (P)		$15,604	14,973
Gosforth Funding PLC, Series 2011-1,
Class A2
1.954%, 04/24/2047 (P)	GBP	1,788,285	2,762,964
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
0.334%, 03/18/2039 (P)	EUR	1,667,876	1,957,105
Series 2006-1, Class A2B,
0.354%, 06/18/2038 (P)		1,548,423	1,833,122
Series 2007-1, Class A2A,
0.637%, 03/18/2039 (P)	GBP	1,434,374	1,967,299
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.921%, 10/25/2033 (P)		$12,772	12,812
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.403%, 11/10/2045 (P)		3,477,903	517,637
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.940%, 03/25/2033 (P)		73,656	73,258
Harborview Mortgage Loan Trust,
Series 2006-1, Class 2A1A
0.438%, 03/19/2036 (P)		983,862	702,576
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.584%, 05/19/2033 (P)		156,715	157,875
Series 2005-4, Class 3A1,
2.777%, 07/19/2035 (P)		32,054	28,412
Holmes Master Issuer PLC,
Series 2010-1A, Class A3
1.611%, 10/15/2054 (P)(S)	EUR	2,336,022	3,056,385
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.578%, 12/25/2034 (P)		$60,397	58,506
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		75,474	74,447
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.115%, 11/25/2033 (P)		93,717	94,710
Series 2006-A1, Class 3A2,
2.829%, 02/25/2036 (P)		887,311	789,531
Series 2007-A1, Class 5A6,
3.002%, 07/25/2035 (P)		312,383	279,769
Mansard Mortgages PLC, Series 2007-2X,
Class A1
1.157%, 12/15/2049 (P)	GBP	6,089,356	8,685,900
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.639%, 12/15/2030 (P)		$415,424	408,155
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A3A2,
0.443%, 08/25/2036 (P)		97,897	92,845
Series 2003-C, Class A1,
0.853%, 06/25/2028 (P)		415,072	411,543

58

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage
Investors, Inc. (continued)
Series 2005-2, Class 1A,
1.760%, 10/25/2035 (P)		$545,311	$544,001
Series 2003-A2, Class 1A1,
2.394%, 02/25/2033 (P)		84,278	80,739
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.896%, 08/12/2049 (P)		2,000,000	2,303,884
NCUA Guaranteed Notes, Series 2010-R2,
Class 2A
0.668%, 11/05/2020 (P)		17,474,073	17,550,085
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
0.648%, 10/07/2020 (P)		2,705,628	2,723,215
Newgate Funding PLC
Series 2007-3X, Class A1,
1.107%, 12/15/2050 (P)	GBP	513,999	777,441
Series 2007-3X, Class A3,
1.507%, 12/15/2050 (P)		4,200,000	5,682,953
Opera Finance PLC, Series METC,
Class A
0.706%, 02/02/2017 (P)		2,991,220	4,465,321
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.414%, 02/21/2038 (P)(S)		$467,404	460,903
Series 2005-P11, Class BA,
3.239%, 08/22/2037 (P)	AUD	158,664	149,611
Series 2004-P10, Class BA,
3.338%, 07/12/2036 (P)		168,492	160,872
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.343%, 02/25/2047 (P)		$369,065	236,747
Series 2006-QO6, Class A1,
0.373%, 06/25/2046 (P)		1,708,447	827,833
Series 2006-QO3, Class A1,
0.403%, 04/25/2046 (P)		1,057,150	576,537
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.593%, 01/25/2046 (P)		431,245	210,601
Residential Funding Mortgage
Securities I, Series 2005-SA4,
Class 1A21
3.269%, 09/25/2035 (P)		140,699	115,585
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.657%, 06/12/2044 (P)	GBP	886,046	1,200,939
Sequoia Mortgage Trust, Series 5, Class A
0.898%, 10/19/2026 (P)		$107,458	108,564
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-19, Class 2A1,
1.569%, 01/25/2035 (P)		576,696	460,030
Series 2004-1, Class 4A1,
2.583%, 02/25/2034 (P)		123,507	124,816
Series 2004-1, Class 4A2,
2.583%, 02/25/2034 (P)		679,287	686,490
Series 2004-4, Class 3A2,
2.599%, 04/25/2034 (P)		287,543	289,096
Series 2004-12, Class 7A1,
2.765%, 09/25/2034 (P)		301,666	301,485

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.413%, 05/25/2036 (P)		$1,328,501	$952,040
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.732%, 10/28/2035 (P)(S)		208,335	194,812
Swan Trust
Series 2006-1E, Class A1,
0.435%, 05/12/2037 (P)		647,583	642,356
Series 2006-1E, Class A2,
3.090%, 05/12/2037 (P)	AUD	582,825	557,250
Series 2010-1, Class A,
4.110%, 04/25/2041 (P)		1,200,454	1,134,996
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.443%, 06/25/2047 (P)		$256,623	241,533
Series 2007-3, Class 3A1,
5.750%, 06/25/2047 (P)		630,730	578,192
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		663,028	649,701
Torrens Trust, Series 2007-1, Class A
3.223%, 10/19/2038 (P)	AUD	782,642	728,470
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.423%, 04/25/2045 (P)		$362,574	338,445
Series 2005-AR13, Class A1A1,
0.483%, 10/25/2045 (P)		129,450	121,347
Series 2005-AR2, Class 2A1A,
0.503%, 01/25/2045 (P)		197,453	186,237
Series 2006-AR17, Class 1A1A,
0.983%, 12/25/2046 (P)		338,997	308,759
Series 2006-AR3, Class A1A,
1.178%, 02/25/2046 (P)		719,338	674,885
Series 2002-AR17, Class 1A,
1.373%, 11/25/2042 (P)		244,866	232,108
Series 2003-AR5, Class A7,
2.449%, 06/25/2033 (P)		70,445	70,790
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.113%, 07/25/2046 (P)		287,642	158,967
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.627%, 09/25/2034 (P)		158,489	163,799

			109,267,928
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.378%, 02/25/2045 (P)		191,302	190,702
Federal National Mortgage Association
Series 2005-120, Class NF,
0.293%, 01/25/2021 (P)		49,394	49,367
Series 2006-15, Class FC,
0.323%, 03/25/2036 (P)		245,244	230,589
Series 2006-16, Class FC,
0.493%, 03/25/2036 (P)		1,018,804	1,022,027
Series 2003-W6, Class F,
0.543%, 09/25/2042 (P)		343,196	338,224

59

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2004-W2, Class 5AF,
0.543%, 03/25/2044 (P)		$249,269	$241,026
Series 2010-136, Class FA,
0.693%, 12/25/2040 (P)		2,120,530	2,131,957
Series 2006-5, Class 3A2,
2.573%, 05/25/2035 (P)		353,049	366,546

			4,570,438

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $117,559,316)			$113,838,366

ASSET BACKED SECURITIES - 2.0%
Access Group, Inc., Series 2008-1,
Class A
1.576%, 10/27/2025 (P)		1,531,585	1,553,047
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.563%, 10/25/2035 (P)		2,012,842	1,908,206
Aquilae CLO PLC, Series 2006-1X,
Class A
0.581%, 01/17/2023 (P)	EUR	3,028,786	3,864,181
Duane Street CLO, Series 2005-1A,
Class A2
0.525%, 11/08/2017 (P)(S)		$127,660	127,360
Globaldrive BV, Series 2011-AA, Class A
0.862%, 04/20/2019 (P)(S)	EUR	846,963	1,107,324
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
1.593%, 01/25/2032 (P)		$12,260	12,257
Harvest CLO SA, Series IX, Class A1
0.825%, 03/29/2017 (P)	EUR	243,824	315,196
Landmark V CDO, Ltd., Series 2005-1A,
Class A1L
0.575%, 06/01/2017 (P)(S)		$1,121,372	1,120,625
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.753%, 10/25/2034 (P)		134,514	128,601
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
0.578%, 04/11/2021 (P)(S)	EUR	1,102,319	1,391,643
Mercator CLO II PLC, Series X, Class A1
0.437%, 02/18/2024 (P)		825,595	1,038,471
Mid-State Trust, Series 1995-4, Class A
8.330%, 04/01/2030		$641,750	685,594
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)	EUR	871,477	1,085,158
SACO I, Inc., Series 2005-10, Class 1A
0.713%, 06/25/2036 (P)		$166,709	177,744
SLM Student Loan Trust, Series 2003-6,
Class A4
0.480%, 12/17/2018 (P)		125,059	124,859

TOTAL ASSET BACKED SECURITIES (Cost $14,350,362)			$14,640,266

PREFERRED SECURITIES - 0.0%
United States - 0.0%
SLM Corp., 4.028%		6,200	$149,110

TOTAL PREFERRED SECURITIES (Cost $69,750)			$149,110

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty: Bank of
America NA) (I)		5,000,000	$539,950
Over the Counter Put on 30 Year Interest
Rate Swap. Receive a fixed rate of
3.450% and pay a floating rate based on
3-month LIBOR (Expiration Date:
09/21/2015; Counterparty:
Citibank NA) (I)		3,100,000	334,769

			874,719

TOTAL PURCHASED OPTIONS (Cost $659,811)			$874,719

ESCROW SHARES - 0.3%
United States - 0.3%
Lehman Brothers Holdings, Inc.
1.000%, 05/02/2018 (I)		$4,200,000	1,060,500
Lehman Brothers Holdings, Inc.
1.000%, 01/24/2049 (I)		3,600,000	904,500

			1,965,000

TOTAL ESCROW SHARES (Cost $1,189,850)			$1,965,000

COMMERCIAL PAPER - 2.6%
United States - 2.6%
Federal Home Loan Bank
0.060%, 08/30/2013*		$18,000,000	$17,997,280
Federal Home Loan Bank
0.100%, 07/24/2013*		1,600,000	1,599,887

			19,597,167

TOTAL COMMERCIAL PAPER (Cost $19,597,167)			$19,597,167

SHORT-TERM INVESTMENTS - 15.5%
Foreign Government - 8.8%
Mexico Cetes
Zero Coupon 09/05/2013 (Z)	MXN	2,070,000,000	16,036,111
Zero Coupon 09/19/2013 (Z)		450,000,000	3,480,758
Zero Coupon 10/03/2013 (Z)		3,070,000,000	23,709,748
Zero Coupon 10/17/2013 (Z)		1,000,000,000	7,718,987
Zero Coupon 11/14/2013 (Z)		1,870,000,000	14,374,191

			65,319,795
U.S. Government - 5.0%
U.S. Treasury Bill
0.042%, 08/29/2013 *		$4,006,000	4,005,577
0.050%, 08/01/2013 *		4,400,000	4,399,627
0.068%, 07/05/2013 *		28,535,000	28,533,181
0.105%, 09/19/2013 *		321,000	320,954

			37,259,339
U.S. Government Agency - 1.5%
Federal Home Loan Mortgage Corp.
0.007%, 01/14/2014 *		6,100,000	6,096,572
0.126%, 02/04/2014 *		4,100,000	4,097,200
Federal National Mortgage Association
0.013%, 07/01/2013 *		1,100,000	1,099,966

			11,293,738

60

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.2%
Repurchase Agreement with Citigroup
dated 05/31/2013 at 0.010% to be
repurchased at $1,600,013 on
06/03/2013, collateralized by
$1,645,000 U.S. Treasury Notes,
0.750% due 10/31/2017 (valued at
$1,639,742, including interest)	$1,600,000	$1,600,000

TOTAL SHORT-TERM INVESTMENTS (Cost $117,909,920)		$115,472,872

Total Investments (Global Bond Fund)
(Cost $753,209,894) - 100.2%		$746,634,377
Other assets and liabilities, net - (0.2%)		(1,191,875)

TOTAL NET ASSETS - 100.0%		$745,442,502

Global Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Australia - 2.0%
Amcor, Ltd.	205,769	$1,933,277
Bermuda - 0.9%
Catlin Group, Ltd.	122,587	933,916
France - 2.4%
Safran SA	19,297	1,020,371
Vivendi SA	71,048	1,372,144

		2,392,515
Germany - 1.6%
Deutsche Boerse AG	24,931	1,613,672
Hong Kong - 1.5%
Hutchison Whampoa, Ltd.	139,000	1,475,698
Ireland - 3.1%
Accenture PLC, Class A	13,027	1,069,647
Covidien PLC	15,085	959,406
CRH PLC	46,394	979,530

		3,008,583
Japan - 5.3%
Canon, Inc.	70,700	2,433,441
Honda Motor Company, Ltd.	24,500	906,100
Keihin Corp.	49,600	714,147
Meitec Corp.	10,500	246,323
Optex Company, Ltd.	19,400	279,969
Ryoyo Electro Corp.	23,100	197,589
Sankyo Company, Ltd.	5,700	250,800
Shimachu Company, Ltd.	7,500	187,147

		5,215,516
Luxembourg - 3.1%
SES SA	102,120	3,010,303
Netherlands - 4.0%
Koninklijke Ahold NV	93,751	1,514,678
Wolters Kluwer NV	109,545	2,383,209

		3,897,887
Norway - 1.3%
Orkla ASA	153,400	1,294,451

Global Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore - 1.3%
ComfortDelGro Corp., Ltd.	839,000	$1,236,772
Switzerland - 6.2%
Novartis AG	50,529	3,620,693
Roche Holdings AG	6,245	1,545,265
Tyco International, Ltd.	26,407	892,821

		6,058,779
United Kingdom - 16.1%
Aon PLC	19,605	1,248,250
British American Tobacco PLC	52,369	2,876,169
British Sky Broadcasting Group PLC	240,529	2,848,834
GlaxoSmithKline PLC	43,508	1,127,739
HSBC Holdings PLC	208,479	2,283,671
Pearson PLC (I)	163,416	3,045,584
Vodafone Group PLC	827,040	2,396,727

		15,826,974
United States - 50.4%
Arthur J. Gallagher & Company	12,090	528,091
Automatic Data Processing, Inc.	25,846	1,776,137
Baxter International, Inc.	20,722	1,457,378
Chevron Corp.	20,364	2,499,681
Emerson Electric Company	45,412	2,609,374
Exxon Mobil Corp.	27,455	2,483,854
Huntington Bancshares, Inc.	180,111	1,395,860
Johnson & Johnson	42,874	3,609,133
JPMorgan Chase & Company	39,224	2,141,238
Kraft Foods Group, Inc.	18,148	1,000,499
Macy’s, Inc.	46,417	2,243,798
Merck & Company, Inc.	21,442	1,001,341
Microsoft Corp.	80,285	2,800,341
Mondelez International, Inc., Class A	71,548	2,107,804
Northern Trust Corp.	26,340	1,531,671
Pfizer, Inc.	67,794	1,846,031
Philip Morris International, Inc.	31,214	2,837,665
Raytheon Company	24,375	1,624,350
Robert Half International, Inc.	36,651	1,273,989
Target Corp.	28,469	1,978,596
The Procter & Gamble Company	12,419	953,282
Time Warner Cable, Inc.	11,106	1,060,734
Time Warner, Inc.	22,947	1,339,416
United Parcel Service, Inc., Class B	16,963	1,457,122
United Technologies Corp.	28,721	2,725,623
Viacom, Inc., Class B	16,551	1,090,545
Wells Fargo & Company	49,705	2,015,538

		49,389,091

TOTAL COMMON STOCKS (Cost $99,612,255)		$97,287,434

Total Investments (Global Equity Fund)
(Cost $99,612,255) - 99.2%		$97,287,434
Other assets and liabilities, net - 0.8%		763,246

TOTAL NET ASSETS - 100.0%		$98,050,680

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.7%
Australia - 7.4%
BGP Holdings PLC (I)	4,606,148	$6

61

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Dexus Property Group	2,554,843	$2,672,180
Federation Centres	1,622,694	3,840,794
Goodman Group	1,124,231	5,482,098
GPT Group	699,788	2,586,373
Investa Office Fund	264,552	805,310
Mirvac Group	1,084,618	1,714,595
Stockland	1,402,785	4,874,162
Westfield Group	1,001,383	10,964,212
Westfield Retail Trust	1,479,757	4,339,342

		37,279,072
Austria - 0.2%
Conwert Immobilien Invest SE (L)	76,350	890,443
Canada - 4.1%
Allied Properties Real Estate Investment Trust	170,209	5,506,448
Boardwalk Real Estate Investment Trust	44,138	2,596,979
Chartwell Retirement Residences	349,340	3,662,721
Dundee Real Estate Investment Trust	59,038	1,941,264
First Capital Realty, Inc.	112,822	2,104,632
RioCan Real Estate Investment Trust	180,472	4,787,056

		20,599,100
China - 0.6%
Agile Property Holdings, Ltd.	880,000	1,063,845
Country Garden Holdings Company, Ltd.	3,745,447	2,133,405

		3,197,250
Finland - 0.4%
Sponda OYJ (L)	388,200	2,010,037
France - 3.7%
Fonciere Des Regions (L)	24,100	2,027,220
Gecina SA	25,250	3,048,792
Klepierre	106,500	4,579,381
Unibail-Rodamco SE	36,400	8,837,466

		18,492,859
Germany - 1.7%
Alstria Office REIT AG (I)	35,500	428,536
Deutsche Euroshop AG	63,500	2,742,053
Deutsche Wohnen AG	89,200	1,653,539
DIC Asset AG	160,000	1,738,056
LEG Immobilien AG (I)	35,300	2,011,013

		8,573,197
Guernsey, Channel Islands - 0.0%
Camper & Nicholsons
Marina Investments, Ltd. (I)	690,240	20,975
Camper & Nicholsons Marina
Investments, Ltd. (Euro OTC Exchange) (I)	1,200,000	154,979

		175,954
Hong Kong - 8.9%
Hang Lung Properties, Ltd.	1,200,000	4,183,924
Henderson Land Development Company, Ltd.	587,000	4,133,807
Hong Kong Land Holdings, Ltd.	719,000	4,988,835
New World Development Company, Ltd.	2,175,000	3,416,910
Shimao Property Holdings, Ltd.	1,014,500	2,187,288
Sino Land Company, Ltd.	1,338,000	1,968,639
Sun Hung Kai Properties, Ltd.	820,173	10,789,838
Swire Properties, Ltd.	270,800	831,747
The Link REIT	1,008,500	5,184,404
Wharf Holdings, Ltd.	784,900	6,942,985

		44,628,377

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan - 12.5%
Activia Properties, Inc.	136	$1,034,513
Advance Residence Investment Corp.	533	1,104,241
Frontier Real Estate Investment Corp. (I)	120	1,105,464
Global One Real Estate Investment Corp.	179	1,024,998
GLP J-REIT	1,599	1,475,962
Japan Hotel REIT Investment Corp.	1,207	471,975
Japan Real Estate Investment Corp.	216	2,137,380
Japan Retail Fund Investment Corp.	641	1,212,437
Mitsubishi Estate Company, Ltd.	686,000	16,844,870
Mitsui Fudosan Company, Ltd.	411,000	11,295,948
Mori Hills REIT Investment Corp.	243	1,432,006
Nippon Accommodations Fund Inc	248	1,564,438
Nippon Building Fund, Inc.	340	3,504,053
Nippon Prologis REIT, Inc. (L)	178	1,440,325
Nomura Real Estate Office Fund, Inc.	337	1,914,620
NTT Urban Development Corp.	2,874	3,287,641
Premier Investment Corp.	315	1,227,475
Sumitomo Realty &
Development Company, Ltd.	226,000	8,634,217
Tokyo Tatemono Company, Ltd.	324,000	2,432,654

		63,145,217
Jersey, Channel Islands - 0.4%
LXB Retail Properties PLC (I)	1,180,000	2,150,081
Netherlands - 0.3%
Corio NV	33,200	1,475,727
Norway - 0.5%
Norwegian Property ASA	1,724,521	2,496,392
Singapore - 4.1%
Ascendas Real Estate Investment Trust	983,000	1,798,435
CapitaCommercial Trust	2,312,000	2,772,531
CapitaLand, Ltd.	1,748,500	4,764,031
CapitaMall Trust	466,000	780,814
CapitaMalls Asia, Ltd.	1,663,000	2,516,811
Global Logistic Properties, Ltd.	2,230,000	4,924,700
Mapletree Greater China Commercial Trust (I)	824,000	660,922
Suntec Real Estate Investment Trust	1,797,000	2,452,396

		20,670,640
Sweden - 1.0%
Castellum AB	187,300	2,803,175
Fabege AB	211,800	2,345,865

		5,149,040
Switzerland - 0.7%
PSP Swiss Property AG (I)	39,500	3,588,068
United Kingdom - 5.0%
British Land Company PLC	678,600	6,205,858
Derwent London PLC	45,500	1,646,838
Great Portland Estates PLC	360,200	3,019,269
Hammerson PLC	535,800	4,158,152
Land Securities Group PLC	263,000	3,694,175
Quintain Estates & Development PLC (I)	415,000	471,235
Safestore Holdings PLC	436,700	902,816
Shaftesbury PLC	241,000	2,250,348
St. Modwen Properties PLC (I)	126,000	548,467
Unite Group PLC	337,800	1,847,507
Workspace Group PLC	55,645	337,876

		25,082,541
United States - 47.2%
Acadia Realty Trust	113,276	2,936,114
Alexander’s, Inc.	4,695	1,429,111

62

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
American Assets Trust, Inc.	43,995	$1,416,639
American Campus Communities, Inc.	159,971	6,531,616
Associated Estates Realty Corp.	7,743	127,217
AvalonBay Communities, Inc.	104,546	13,869,072
Boston Properties, Inc.	87,509	9,326,709
Brookfield Office Properties, Inc. (L)	201,955	3,471,269
Camden Property Trust (L)	75,273	5,212,655
CBL & Associates Properties, Inc.	152,490	3,505,745
DDR Corp. (L)	268,289	4,684,326
DiamondRock Hospitality Company	323,880	3,080,099
Digital Realty Trust, Inc. (L)	72,991	4,445,882
Douglas Emmett, Inc.	242,733	6,187,264
Duke Realty Corp.	475,199	7,874,047
DuPont Fabros Technology, Inc. (L)	261,972	6,347,582
Equity Residential	180,833	10,226,106
Federal Realty Investment Trust	54,371	5,858,475
General Growth Properties, Inc.	51,686	1,061,114
Glimcher Realty Trust	484,499	5,658,948
Health Care REIT, Inc. (L)	109,596	7,455,816
Healthcare Realty Trust, Inc.	227,420	6,051,646
Home Properties, Inc.	21,921	1,332,139
Host Hotels & Resorts, Inc.	124,288	2,211,084
LaSalle Hotel Properties (L)	170,043	4,489,135
Liberty Property Trust	91,480	3,712,258
LTC Properties, Inc.	53,997	2,246,815
Medical Properties Trust, Inc. (L)	98,817	1,466,444
Pebblebrook Hotel Trust	63,715	1,671,882
Post Properties, Inc.	133,099	6,362,132
Prologis, Inc.	185,326	7,468,638
PS Business Parks, Inc.	24,171	1,844,489
Public Storage	82,978	12,596,060
Regency Centers Corp.	124,407	6,419,401
Simon Property Group, Inc.	174,682	29,074,072
Spirit Realty Capital, Inc.	146,997	2,950,230
Sunstone Hotel Investors, Inc. (I)	353,352	4,261,425
Taubman Centers, Inc.	84,226	6,786,931
UDR, Inc.	183,166	4,463,755
Ventas, Inc.	174,298	12,439,648
Vornado Realty Trust	111,358	8,903,072
Weingarten Realty Investors	14,419	459,678

		237,916,740

TOTAL COMMON STOCKS (Cost $398,520,702)		$497,520,735

ESCROW SHARES - 0.0%
Austria - 0.0%
Immofinanz AG (I)(L)	140,000	0

TOTAL ESCROW SHARES (Cost $0)		$0

SECURITIES LENDING COLLATERAL - 6.1%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	3,069,772	30,723,505

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,719,140)		$30,723,505

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreement - 0.2%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $843,001 on 06/03/2013,
collateralized by $820,000 U.S. Treasury
Notes, 2.625% due 12/31/2014 (valued at
$859,975, including interest)	$843,000	$843,000

TOTAL SHORT-TERM INVESTMENTS (Cost $843,000)		$843,000

Total Investments (Global Real Estate Fund)
(Cost $430,082,842) - 105.0%		$529,087,240
Other assets and liabilities, net - (5.0%)		(25,211,311)

TOTAL NET ASSETS - 100.0%		$503,875,929

Health Sciences Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.8%
Consumer Staples - 0.4%
Food & Staples Retailing - 0.4%
CP ALL PCL	704,800	$1,001,037
Raia Drogasil SA	117,045	1,238,869

		2,239,906

		2,239,906
Financials - 0.1%
Insurance - 0.1%
eHealth, Inc. (I)	22,200	546,564
Health Care - 94.2%
Biotechnology - 39.1%
Abcam PLC	95,918	656,613
ACADIA Pharmaceuticals, Inc. (I)	51,900	730,233
Achillion Pharmaceuticals, Inc. (I)	74,600	622,164
Acorda Therapeutics, Inc. (I)	13,600	454,920
Aegerion Pharmaceuticals, Inc. (I)	122,300	8,907,109
Alexion Pharmaceuticals, Inc. (D)(I)	252,800	24,658,112
Alkermes PLC (D)(I)	274,800	8,587,500
Alnylam Pharmaceuticals, Inc. (I)	71,100	2,177,793
AMAG Pharmaceuticals, Inc. (I)	76,600	1,417,100
Amarin Corp. PLC, ADR (I)	172,800	1,207,872
Amgen, Inc. (D)	60,900	6,122,277
Anacor Pharmaceuticals, Inc. (I)	24,100	131,827
AP Pharma, Inc. (I)	1,095,800	451,579
Ariad Pharmaceuticals, Inc. (D)(I)	45,350	831,719
Array BioPharma, Inc. (I)	184,883	1,079,717
Basilea Pharmaceutica (I)	2,509	186,733
Biocon, Ltd.	31,216	148,873
Biogen Idec, Inc. (I)	39,600	9,404,604
BioMarin Pharmaceutical, Inc. (I)	112,800	7,072,560
Celgene Corp. (I)	65,100	8,049,615
ChemoCentryx, Inc. (I)	15,000	202,650
Chimerix, Inc. (I)	23,700	509,550
China Biologic Products, Inc. (I)	11,830	301,547
Clovis Oncology, Inc. (I)	11,769	430,510
Cubist Pharmaceuticals, Inc. (I)	82,500	4,533,375
Cytokinetics, Inc. (I)	190,823	228,988
Dyadic International, Inc. (I)	26,000	48,620
Elan Corp. PLC, ADR (I)	318,000	4,025,880

63

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Exelixis, Inc. (I)	267,400	$1,294,216
Gilead Sciences, Inc. (I)	639,700	34,850,856
Grifols SA, ADR	20,325	554,060
Grifols SA, B Shares	9,316	250,277
Idenix Pharmaceuticals, Inc. (I)	321,400	1,523,436
Incyte Corp. (I)	423,700	9,393,429
Infinity Pharmaceuticals, Inc. (I)	56,400	1,519,980
Intercept Pharmaceuticals, Inc. (I)	500	16,720
InterMune, Inc. (I)	277,300	2,739,724
Ironwood Pharmaceuticals, Inc. (I)	37,500	500,625
Isis Pharmaceuticals, Inc. (I)	108,400	2,346,860
Lexicon Pharmaceuticals, Inc. (I)	89,800	214,622
Medivation, Inc. (I)	89,900	4,365,544
Momenta Pharmaceuticals, Inc. (I)	16,209	213,310
Neurocrine Biosciences, Inc. (I)	263,000	3,400,590
Onyx Pharmaceuticals, Inc. (I)	88,700	8,466,415
Orexigen Therapeutics, Inc. (I)	54,000	341,820
Pharmacyclics, Inc. (I)	170,700	15,642,948
Portola Pharmaceuticals Inc (I)	17,600	320,320
Prothena Corp. PLC (I)	10,287	102,253
Puma Biotechnology, Inc. (I)	53,656	2,088,828
Quintiles Transnational Holdings, Inc. (I)	12,000	528,480
Regeneron Pharmaceuticals, Inc. (D)(I)	50,275	12,160,014
Rigel Pharmaceuticals, Inc. (I)	106,700	492,954
Sarepta Therapeutics, Inc. (I)	32,100	1,134,735
Seattle Genetics, Inc. (I)	37,400	1,283,568
Sophiris Bio, Inc. (I)	524,500	151,772
Stemline Therapeutics, Inc. (I)	34,100	580,723
Sunesis Pharmaceuticals, Inc. (I)	91,400	492,646
Swedish Orphan Biovitrum AB (I)	138,197	857,538
Synta Pharmaceuticals Corp. (I)	18,700	138,006
TESARO, Inc. (I)	55,817	1,909,500
Theravance, Inc. (I)	59,500	2,084,880
Threshold Pharmaceuticals, Inc. (I)	57,800	330,616
United Therapeutics Corp. (I)	11,600	771,052
Vertex Pharmaceuticals, Inc. (I)	70,000	5,621,700
Vical, Inc. (I)	167,800	587,300

		212,452,357
Health Care Equipment & Supplies - 12.1%
Abbott Laboratories	47,600	1,745,492
ArthroCare Corp. (I)	38,200	1,296,126
Baxter International, Inc.	96,000	6,751,680
Conceptus, Inc. (I)	126,000	3,903,480
Covidien PLC (D)	108,700	6,913,320
Cynosure, Inc., Class A (I)	22,096	550,411
DENTSPLY International, Inc.	116,600	4,869,216
Edwards Lifesciences Corp. (I)	45,000	2,990,700
EnteroMedics, Inc. (I)	177,900	234,828
GenMark Diagnostics, Inc. (I)	115,000	1,713,500
HeartWare International, Inc. (I)	33,100	3,021,037
Hill-Rom Holdings, Inc.	25,300	914,089
IDEXX Laboratories, Inc. (I)	49,000	4,039,560
Insulet Corp. (I)	48,300	1,442,238
Intuitive Surgical, Inc. (D)(I)	10,300	5,124,559
Meridian Bioscience, Inc.	23,900	516,479
Nobel Biocare Holding AG (I)	15,052	182,063
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	632,000	792,097
Sonova Holding AG (I)	3,274	360,700
Stryker Corp. (D)	100,400	6,665,556
The Cooper Companies, Inc.	35,900	4,057,059
Tornier BV (I)	78,200	1,236,342
Urologix, Inc. (I)	130,106	66,354

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Volcano Corp. (I)	70,700	$1,350,370
Wright Medical Group, Inc. (I)	19,919	498,573
Zimmer Holdings, Inc. (D)	57,473	4,512,205

		65,748,034
Health Care Providers & Services - 19.9%
Acadia Healthcare Company, Inc. (I)	71,900	2,400,741
Aetna, Inc.	117,000	7,064,460
Air Methods Corp.	70,987	2,657,753
AmerisourceBergen Corp.	78,300	4,234,464
Bumrungrad Hospital PCL	382,700	1,049,186
Catamaran Corp. (D)(I)	383,306	18,866,321
Centene Corp. (I)	25,300	1,252,350
Cigna Corp.	136,100	9,241,190
Community Health Systems, Inc.	18,100	871,877
DaVita HealthCare Partners, Inc. (D)(I)	4,800	595,536
Diagnosticos da America SA	51,100	266,499
Express Scripts Holding Company (I)	81,814	5,082,286
Fresenius SE & Company KGaA	11,714	1,386,625
HCA Holdings, Inc.	85,700	3,347,442
Henry Schein, Inc. (I)	63,100	6,075,899
Laboratory Corp. of America Holdings (I)	47,600	4,735,724
LCA-Vision, Inc. (I)	94,500	305,235
McKesson Corp. (D)	72,000	8,197,920
MEDNAX, Inc. (I)	35,900	3,332,597
MWI Veterinary Supply, Inc. (I)	14,300	1,737,593
Odontoprev SA	119,400	559,705
Quest Diagnostics, Inc.	25,700	1,589,288
Select Medical Holdings Corp.	64,097	506,366
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	218,700	427,194
Sinopharm Group Company, Ltd., H Shares	126,400	339,605
Tenet Healthcare Corp. (I)	28,500	1,350,045
Triple-S Management Corp., Class B (I)	14,100	298,497
UnitedHealth Group, Inc.	168,700	10,565,681
Universal Health Services, Inc., Class B	98,000	6,775,720
WellCare Health Plans, Inc. (I)	59,100	3,081,474

		108,195,273
Health Care Technology - 1.6%
athenahealth, Inc. (I)	38,500	3,255,175
Cerner Corp. (I)	18,807	1,848,352
HMS Holdings Corp. (I)	152,000	3,784,800

		8,888,327
Life Sciences Tools & Services - 3.4%
Agilent Technologies, Inc.	111,000	5,044,950
Bruker Corp. (I)	102,900	1,700,937
Covance, Inc. (I)	49,900	3,721,542
Illumina, Inc. (I)	12,100	850,872
Mettler-Toledo International, Inc. (I)	6,600	1,440,516
Thermo Fisher Scientific, Inc.	65,100	5,748,330

		18,507,147
Pharmaceuticals - 18.1%
AbbVie, Inc.	122,500	5,229,525
Actavis, Inc. (I)	17,400	2,145,246
Allergan, Inc. (D)	12,300	1,223,727
AVANIR Pharmaceuticals, Inc., Class A (I)	654,700	2,173,604
Bayer AG	22,534	2,423,970
Bayer AG, ADR	400	43,008
Bristol-Myers Squibb Company	40,100	1,845,001
Cadence Pharmaceuticals, Inc. (I)	246,700	1,640,555
CFR Pharmaceuticals SA	1,959,439	477,054
China Medical System Holdings, Ltd.	2,622,100	2,626,716

64

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Depomed, Inc. (I)	37,300	$214,848
Eli Lilly & Company	27,100	1,440,636
Endo Health Solutions, Inc. (I)	34,300	1,245,084
Endocyte, Inc. (I)	20,000	273,800
Forest Laboratories, Inc. (I)	93,700	3,724,575
GlaxoSmithKline Pharmaceuticals, Ltd.	5,035	221,073
GlaxoSmithKline PLC	76,711	1,988,370
Hikma Pharmaceuticals PLC	15,052	220,579
Hospira, Inc. (I)	35,300	1,224,204
Impax Laboratories, Inc. (I)	26,600	504,070
Ipca Laboratories, Ltd.	69,974	732,160
Jazz Pharmaceuticals PLC (I)	48,100	3,269,357
Lijun International
Pharmaceutical Holding, Ltd.	606,000	195,113
Merck & Company, Inc.	131,900	6,159,730
Natco Pharma, Ltd.	14,945	116,287
Nektar Therapeutics (I)	32,100	303,987
Novo Nordisk A/S, Class B	9,294	1,492,063
Omthera Pharmaceuticals, Inc. (I)(R)	33,324	405,568
Optimer Pharmaceuticals, Inc. (I)	143,600	2,136,768
Pacira Pharmaceuticals, Inc. (I)	128,800	3,773,840
Pfizer, Inc.	114,100	3,106,943
Ranbaxy Laboratories, Ltd. (I)	46,770	310,636
Roche Holdings AG	18,176	4,497,475
Salix Pharmaceuticals, Ltd. (I)	20,400	1,237,668
Sawai Pharmaceutical Company, Ltd.	15,300	1,674,282
Shire PLC	24,580	808,148
Shire PLC, ADR	17,400	1,713,378
Simcere Pharmaceutical Group, ADR (I)	46,100	430,574
Stada Arzneimittel AG	20,563	901,344
Sun Pharmaceutical Industries, Ltd.	57,825	1,062,189
Supernus Pharmaceuticals, Inc. (I)	179,300	1,238,963
Teva Pharmaceutical Industries, Ltd., ADR (D)	52,500	2,005,500
The Medicines Company (I)	205,000	6,603,050
Towa Pharmaceutical Company, Ltd.	22,500	962,691
UCB SA	44,370	2,431,957
Valeant Pharmaceuticals International, Inc. (I)	172,100	15,681,752
Vectura Group PLC (I)	120,419	159,079
ViroPharma, Inc. (I)	95,500	2,626,250
Warner Chilcott PLC, Class A	31,400	602,880
XenoPort, Inc. (I)	166,000	913,000

		98,438,277

		512,229,415
Industrials - 1.0%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (I)	9,300	1,020,768
Professional Services - 0.8%
The Advisory Board Company (I)	78,230	4,131,326

		5,152,094
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.4%
FEI Company	31,000	2,232,310
IT Services - 0.3%
MAXIMUS, Inc.	21,400	1,597,082
Software - 0.2%
Nuance Communications, Inc. (I)	49,300	936,700

		4,766,092

Health Sciences Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 0.2%
Chemicals - 0.2%
Monsanto Company	10,600	$1,066,784

TOTAL COMMON STOCKS (Cost $359,700,263)		$526,000,855

PREFERRED SECURITIES - 0.1%
Health Care - 0.0%
Ultragenyx Pharmaceutical, Inc. (R)	112,397	311,272
Information Technology - 0.1%
Castlight Health, Inc. Series D (R)	59,286	357,884

TOTAL PREFERRED SECURITIES (Cost $669,156)		$669,156

CONVERTIBLE BONDS - 0.0%
Health Care - 0.0%
HeartWare International, Inc.
3.500%, 12/15/2017	$100,000	$122,813
Insulet Corp. 3.750%, 06/15/2016	100,000	127,875

		250,688

TOTAL CONVERTIBLE BONDS (Cost $198,090)		$250,688

RIGHTS - 0.0%
Health Care - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	20,400	61,200

TOTAL RIGHTS (Cost $51,000)		$61,200

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	809,646	809,646
T. Rowe Price Prime Reserve Investment
Fund, 0.0578% (Y)	16,445,242	16,445,242

TOTAL SHORT-TERM INVESTMENTS (Cost $17,254,888)		$17,254,888

Total Investments (Health Sciences Fund)
(Cost $377,873,397) - 100.1%		$544,236,787
Other assets and liabilities, net - (0.1%)		(562,662)

TOTAL NET ASSETS - 100.0%		$543,674,125

Heritage Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Consumer Discretionary - 24.8%
Auto Components - 1.1%
BorgWarner, Inc. (I)	20,334	$1,648,474
Automobiles - 1.9%
Harley-Davidson, Inc.	43,604	2,378,162
Tesla Motors, Inc. (I)(L)	3,559	347,928

		2,726,090
Diversified Consumer Services - 0.6%
Sotheby’s	24,107	897,986
Hotels, Restaurants & Leisure - 3.0%
Marriott International, Inc., Class A	31,550	1,325,416
Norwegian Cruise Line Holdings, Ltd. (I)	25,482	783,572

65

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Panera Bread Company, Class A (I)	6,191	$1,187,620
Wyndham Worldwide Corp.	20,491	1,190,937

		4,487,545
Household Durables - 0.7%
Toll Brothers, Inc. (I)	32,056	1,095,354
Internet & Catalog Retail - 1.9%
Expedia, Inc.	6,268	360,159
priceline.com, Inc. (I)	2,243	1,803,215
TripAdvisor, Inc. (I)	9,330	601,692

		2,765,066
Media - 4.9%
AMC Networks, Inc., Class A (I)	18,486	1,183,474
Discovery Communications, Inc., Class A (I)	30,886	2,435,670
Liberty Global, Inc., Class A (I)	28,154	2,074,950
Sirius XM Radio, Inc. (L)	461,049	1,604,451

		7,298,545
Specialty Retail - 6.8%
DSW, Inc., Class A	12,578	930,646
GNC Holdings, Inc., Class A	24,216	1,090,446
Lumber Liquidators Holdings, Inc. (I)(L)	14,189	1,165,059
O’Reilly Automotive, Inc. (I)	8,306	904,606
PetSmart, Inc.	25,962	1,752,435
Ross Stores, Inc.	25,936	1,667,685
Tractor Supply Company	13,239	1,482,503
Urban Outfitters, Inc. (I)	24,816	1,040,535

		10,033,915
Textiles, Apparel & Luxury Goods - 3.9%
Fifth & Pacific Companies, Inc. (I)	42,460	912,465
Hanesbrands, Inc.	23,160	1,154,758
Michael Kors Holdings, Ltd. (I)	17,908	1,124,981
PVH Corp.	11,385	1,311,438
Under Armour, Inc., Class A (I)	19,766	1,225,492

		5,729,134

		36,682,109
Consumer Staples - 7.1%
Beverages - 0.9%
Brown-Forman Corp., Class B	18,933	1,302,969
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	22,242	2,439,280
Pricesmart, Inc.	1,000	84,430
Whole Foods Market, Inc.	54,916	2,847,944

		5,371,654
Food Products - 1.4%
Mead Johnson Nutrition Company	15,031	1,218,563
The Hain Celestial Group, Inc. (I)(L)	12,824	854,335

		2,072,898
Household Products - 1.2%
Church & Dwight Company, Inc.	27,988	1,701,950

		10,449,471
Energy - 4.0%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (I)	18,408	966,604
Cameron International Corp. (I)	25,661	1,561,985
Patterson-UTI Energy, Inc.	33,195	697,427

		3,226,016

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 1.8%
Cabot Oil & Gas Corp.	29,145	$2,050,642
Linn Energy LLC (L)	21,276	699,980

		2,750,622

		5,976,638
Financials - 7.2%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (I)	8,070	1,323,480
KKR & Company LP	49,924	972,520
Lazard, Ltd., Class A	32,927	1,115,567

		3,411,567
Commercial Banks - 1.6%
East West Bancorp, Inc.	34,326	904,147
SVB Financial Group (I)	19,007	1,470,952

		2,375,099
Consumer Finance - 1.5%
Discover Financial Services	47,167	2,236,187
Insurance - 0.5%
Cincinnati Financial Corp.	15,308	724,681
Real Estate Management & Development - 1.3%
CBRE Group, Inc., Class A (I)	41,731	967,325
Realogy Holdings Corp. (I)	16,365	845,089

		1,812,414

		10,559,948
Health Care - 13.5%
Biotechnology - 4.8%
Alexion Pharmaceuticals, Inc. (I)	18,644	1,818,536
Grifols SA	36,139	1,322,500
Medivation, Inc. (I)	13,242	643,032
Onyx Pharmaceuticals, Inc. (I)(L)	12,203	1,164,776
Regeneron Pharmaceuticals, Inc. (I)	8,800	2,128,456

		7,077,300
Health Care Equipment & Supplies - 2.4%
IDEXX Laboratories, Inc. (I)	4,395	362,324
Sirona Dental Systems, Inc. (I)	10,834	768,564
Teleflex, Inc.	13,957	1,093,252
The Cooper Companies, Inc.	11,430	1,291,704

		3,515,844
Health Care Providers & Services - 2.7%
Catamaran Corp. (I)	80,129	3,943,949
Health Care Technology - 0.8%
Cerner Corp. (I)	12,303	1,209,139
Life Sciences Tools & Services - 0.7%
Covance, Inc. (I)	14,696	1,096,028
Pharmaceuticals - 2.1%
Actavis, Inc. (I)	14,421	1,777,965
Perrigo Company	10,880	1,261,101
Zoetis, Inc. (L)	4,298	137,536

		3,176,602

		20,018,862
Industrials - 16.9%
Aerospace & Defense - 1.7%
TransDigm Group, Inc.	11,461	1,674,452
Triumph Group, Inc.	10,496	815,014

		2,489,466

66

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products - 2.2%
Fortune Brands Home & Security, Inc.	38,409	$1,623,933
Lennox International, Inc.	25,886	1,656,445

		3,280,378
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (I)	12,091	1,327,108
Construction & Engineering - 2.9%
Chicago Bridge & Iron Company NV	12,871	814,734
MasTec, Inc. (I)(L)	54,322	1,727,440
Quanta Services, Inc. (I)	64,621	1,833,298

		4,375,472
Electrical Equipment - 1.0%
Eaton Corp. PLC	22,141	1,462,634
Machinery - 2.1%
Flowserve Corp.	10,924	1,836,652
Middleby Corp. (I)	2,190	358,043
Trinity Industries, Inc.	20,956	857,729

		3,052,424
Road & Rail - 5.1%
Avis Budget Group, Inc. (I)	28,990	961,308
Canadian Pacific Railway, Ltd.	17,996	2,375,292
Genesee & Wyoming, Inc., Class A (I)	8,280	737,334
Kansas City Southern	30,903	3,420,962

		7,494,896
Trading Companies & Distributors - 1.0%
United Rentals, Inc. (I)(L)	27,220	1,547,185

		25,029,563
Information Technology - 16.5%
Communications Equipment - 1.0%
Palo Alto Networks, Inc. (I)(L)	13,858	672,390
Research In Motion, Ltd. (I)(L)	51,524	718,760

		1,391,150
Computers & Peripherals - 1.6%
NetApp, Inc. (I)	61,089	2,292,670
Electronic Equipment, Instruments & Components - 2.1%
FLIR Systems, Inc.	53,460	1,302,286
Trimble Navigation, Ltd. (I)	66,422	1,853,174

		3,155,460
Internet Software & Services - 1.9%
Equinix, Inc. (I)	2,093	424,126
LinkedIn Corp., Class A (I)	13,473	2,257,132
Xoom Corp. (I)	9,707	180,647

		2,861,905
IT Services - 2.6%
Alliance Data Systems Corp. (I)	18,396	3,257,748
Cognizant Technology
Solutions Corp., Class A (I)	9,795	633,247

		3,890,995
Semiconductors & Semiconductor Equipment - 3.2%
ARM Holdings PLC	55,047	803,602
Cree, Inc. (I)	12,642	788,229
NXP Semiconductor NV (I)	38,357	1,183,313
Xilinx, Inc.	48,194	1,959,086

		4,734,230
Software - 4.1%
CommVault Systems, Inc. (I)	18,885	1,321,950

Heritage Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Electronic Arts, Inc. (I)	31,990	$735,450
NetSuite, Inc. (I)	25,646	2,246,590
Salesforce.com, Inc. (I)	16,356	692,349
Splunk, Inc. (I)	23,845	1,114,992

		6,111,331

		24,437,741
Materials - 5.7%
Chemicals - 4.2%
American Vanguard Corp.	5,442	165,763
Cytec Industries, Inc.	12,217	873,149
FMC Corp.	31,327	1,964,516
The Sherwin-Williams Company	13,230	2,494,252
Westlake Chemical Corp.	8,322	777,275

		6,274,955
Construction Materials - 1.2%
Martin Marietta Materials, Inc.	8,524	929,372
Texas Industries, Inc. (I)	11,076	790,937

		1,720,309
Paper & Forest Products - 0.3%
Boise Cascade Company (I)	13,532	406,772

		8,402,036
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 0.9%
tw telecom, Inc. (I)	44,105	1,258,316
Wireless Telecommunication Services - 1.9%
SBA Communications Corp., Class A (I)	38,169	2,872,981

		4,131,297

TOTAL COMMON STOCKS (Cost $103,180,985)		$145,687,665

SECURITIES LENDING COLLATERAL - 6.1%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	895,807	8,965,597

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,965,422)		$8,965,597

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,607,437	1,607,437

TOTAL SHORT-TERM INVESTMENTS (Cost $1,607,437)		$1,607,437

Total Investments (Heritage Fund)
(Cost $113,753,844) - 105.7%		$156,260,699
Other assets and liabilities, net - (5.7%)		(8,448,244)

TOTAL NET ASSETS - 100.0%		$147,812,455

High Income Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 65.0%
Consumer Discretionary - 18.4%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	2,500,000	$2,687,500

67

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Automotores Gildemeister SA
8.250%, 05/24/2021 (S)		$955,000	$926,350
Beazer Homes USA, Inc.
9.125%, 05/15/2019		5,520,000	6,037,500
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019		2,250,000	2,511,551
Burlington Holdings LLC, PIK
9.000%, 02/15/2018 (S)		760,000	772,350
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		1,075,000	1,177,125
Chrysler Group LLC
8.250%, 06/15/2021		2,000,000	2,260,000
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		7,444,396	6,979,121
CST Brands, Inc.
5.000%, 05/01/2023 (S)		685,000	691,850
DISH DBS Corp.
6.750%, 06/01/2021		1,300,000	1,374,750
7.875%, 09/01/2019		1,000,000	1,121,250
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		20,530,000	12,831
Greektown Superholdings, Inc.
13.000%, 07/01/2015		1,304,000	1,398,540
Hyva Global BV
8.625%, 03/24/2016 (S)		1,145,000	1,133,550
Jaguar Land Rover PLC
8.125%, 05/15/2021 (S)		3,500,000	3,946,250
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		3,769,000	4,009,274
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016		984,000	1,045,500
KB Home
7.500%, 09/15/2022		1,700,000	1,929,500
Little Traverse Bay Bands of Odawa
Indians
9.000%, 08/31/2020 (S)		4,980,000	4,830,600
LKQ Corp.
4.750%, 05/15/2023 (S)		525,000	523,688
Lynx II Corp.
6.375%, 04/15/2023 (S)		1,200,000	1,251,000
Mashantucket Western Pequot Tribe,
Series A
8.500%, 11/15/2015 (H)(S)		24,547,000	1,718,290
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		440,000	449,900
Meritage Homes Corp.
7.000%, 04/01/2022		1,255,000	1,408,738
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		5,450,000	5,422,750
11.000%, 09/15/2018 (S)		6,890,000	6,717,750
Netflix, Inc.
5.375%, 02/01/2021 (S)		600,000	609,000
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		445,000	433,875
RHP Hotel Properties LP
5.000%, 04/15/2021 (S)		410,000	416,150
Schaeffler Finance BV
4.750%, 05/15/2021 (S)		415,000	407,738
Sirius XM Canada Holdings, Inc.
8.000%, 09/12/2014	CAD	4,445,000	5,021,660
Standard Pacific Corp.
8.375%, 01/15/2021		$2,235,000	2,682,000

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Tenneco, Inc.
6.875%, 12/15/2020	$1,632,000	$1,778,880
The Goodyear Tire & Rubber Company
7.000%, 05/15/2022	475,000	511,813
8.750%, 08/15/2020	1,250,000	1,459,375
Tower Automotive Holdings USA LLC
10.625%, 09/01/2017 (S)	92,000	102,120
Toys R Us, Inc.
10.375%, 08/15/2017	2,840,000	3,102,700
Urbi Desarrollos Urbanos SAB de CV
9.750%, 02/03/2022 (S)	1,750,000	385,000
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	1,470,521	653,615
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)	965,000	1,018,075
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)	1,370,000	1,534,400
Wynn Las Vegas LLC
4.250%, 05/30/2023 (S)	790,000	768,275

		83,222,184
Consumer Staples - 3.6%
Alliance One International, Inc.
10.000%, 07/15/2016	1,520,000	1,597,900
Constellation Brands, Inc.
3.750%, 05/01/2021	485,000	472,875
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)	1,880,000	2,002,200
Reynolds Group Issuer, Inc.
9.000%, 04/15/2019	1,725,000	1,811,250
Rite Aid Corp.
9.250%, 03/15/2020	930,000	1,049,738
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	4,465,000	4,777,550
The Sun Products Corp.
7.750%, 03/15/2021 (S)	1,480,000	1,494,800
Tops Holding Corp.
8.875%, 12/15/2017 (S)	692,000	761,200
Tops Holding II Corp., PIK
8.750%, 06/15/2018 (S)	1,220,000	1,229,150
Vector Group, Ltd.
7.750%, 02/15/2021 (S)	1,105,000	1,179,588

		16,376,251
Energy - 9.2%
Arch Coal, Inc.
7.250%, 06/15/2021	4,637,000	4,103,745
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,900,000	2,052,000
Chesapeake Energy Corp.
5.750%, 03/15/2023	1,890,000	1,965,600
Connacher Oil and Gas, Ltd.
8.500%, 08/01/2019 (S)	5,355,000	3,105,900
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	380,000	380,950
EP Energy LLC
7.750%, 09/01/2022	3,125,000	3,484,375
Gastar Exploration USA, Inc.
8.625%, 05/15/2018 (S)	190,000	188,100
Goodrich Petroleum Corp.
8.875%, 03/15/2019	1,017,000	1,044,968

68

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Halcon Resources Corp.
8.875%, 05/15/2021		$3,145,000	$3,200,038
Midstates Petroleum Company, Inc.
9.250%, 06/01/2021 (S)		2,920,000	2,920,000
Paramount Resources, Ltd.
7.625%, 12/04/2019 (S)	CAD	2,005,000	1,933,928
Penn Virginia Corp.
8.500%, 05/01/2020 (S)		$2,225,000	2,225,000
Permian Holdings, Inc.
10.500%, 01/15/2018 (S)		1,695,000	1,720,425
Petroleos de Venezuela SA
5.375%, 04/12/2027		2,950,000	1,924,875
Plains Exploration & Production Company
6.875%, 02/15/2023		1,110,000	1,255,688
Quicksilver Resources, Inc.
11.750%, 01/01/2016		1,430,000	1,515,800
Rex Energy Corp.
8.875%, 12/01/2020 (S)		2,809,000	3,005,630
Samson Investment Company
9.750%, 02/15/2020 (S)		1,810,000	1,886,925
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		1,995,000	2,074,800
SM Energy Company
5.000%, 01/15/2024 (S)		1,370,000	1,383,700

			41,372,447
Financials - 6.9%
Alfa Bank OJSC
7.500%, 09/26/2019 (S)		1,785,000	1,912,395
Brookfield Residential Properties, Inc.
6.500%, 12/15/2020 (S)		1,330,000	1,423,100
Citigroup, Inc. (5.950% to 01/30/2023,
then 3 month LIBOR + 4.069%)
01/30/2023 (Q)		3,850,000	4,023,250
DTEK Finance PLC
7.875%, 04/04/2018 (S)		1,940,000	1,925,450
E*TRADE Financial Corp.
6.375%, 11/15/2019		1,115,000	1,170,750
iPayment, Inc.
10.250%, 05/15/2018		5,020,000	4,467,800
iStar Financial, Inc.
9.000%, 06/01/2017		674,000	781,840
Jefferies Finance LLC
7.375%, 04/01/2020 (S)		1,205,000	1,211,025
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		4,435,000	4,479,350
McGraw-Hill Financial, Inc.
6.550%, 11/15/2037		1,010,000	1,046,756
NANA Development Corp.
9.500%, 03/15/2019 (S)		1,325,000	1,361,438
Nationstar Mortgage LLC
6.500%, 06/01/2022		1,045,000	1,046,306
7.875%, 10/01/2020 (S)		735,000	804,825
Regions Bank
6.450%, 06/26/2037		1,310,000	1,444,305
Springleaf Finance Corp.
6.000%, 06/01/2020 (S)		1,140,000	1,100,100
VTB Bank OJSC (9.500% to 12/06/2022,
then 10 Year U.S. Treasury + 8.067%)
12/06/2022 (Q)(S)		1,925,000	2,064,563

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Zions Bancorporation (5.800% to
06/15/2023, then 3 month
LIBOR + 3.800%)
06/15/2023 (Q)	$1,140,000	$1,148,550

		31,411,803
Health Care - 3.3%
Alere, Inc.
6.500%, 06/15/2020 (S)	565,000	567,825
7.250%, 07/01/2018 (S)	620,000	672,700
Elan Finance PLC
6.250%, 06/15/2021 (S)	1,655,000	1,675,688
Endo Health Solutions, Inc.
7.250%, 01/15/2022	970,000	1,045,175
ExamWorks Group, Inc.
9.000%, 07/15/2019	933,000	1,026,300
HCA, Inc.
8.000%, 10/01/2018	3,000,000	3,532,500
8.500%, 04/15/2019	835,000	910,150
MModal, Inc.
10.750%, 08/15/2020 (S)	2,300,000	1,955,000
National Mentor Holdings, Inc.
12.500%, 02/15/2018 (S)	2,380,000	2,588,250
Select Medical Corp.
6.375%, 06/01/2021 (S)	1,130,000	1,125,056

		15,098,644
Industrials - 5.7%
Air Canada
9.250%, 08/01/2015 (S)	1,170,000	1,233,765
12.000%, 02/01/2016 (S)	1,950,000	2,130,375
Air Canada 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2021 (S)	415,000	429,525
Bombardier, Inc.
5.750%, 03/15/2022 (S)	1,655,000	1,721,200
Ceridian Corp.
11.000%, 03/15/2021 (S)	200,000	228,500
CHC Helicopter SA
9.375%, 06/01/2021 (S)	1,230,000	1,260,750
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)	3,303,498	3,543,001
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	945,000	1,030,050
Navistar International Corp.
8.250%, 11/01/2021	4,440,000	4,523,250
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	800,000	804,000
Swift Services Holdings, Inc.
10.000%, 11/15/2018	840,000	959,700
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)	200,000	204,000
Tervita Corp.
8.000%, 11/15/2018 (S)	790,000	817,650
Titan International, Inc.
7.875%, 10/01/2017 (S)	740,000	791,800
United Rentals North America, Inc.
7.375%, 05/15/2020	660,000	724,350
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	2,177,209	2,438,474

69

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-1 Class C Pass
Through Trust
9.125%, 10/01/2015	$1,014,230	$1,097,904
US Airways Group, Inc.
6.125%, 06/01/2018	1,650,000	1,606,688

		25,544,982
Information Technology - 1.7%
Aspect Software, Inc.
10.625%, 05/15/2017	860,000	896,550
First Data Corp.
10.625%, 06/15/2021 (S)	3,720,000	3,738,600
11.750%, 08/15/2021 (S)	1,220,000	1,180,350
Frontier Communications Corp.
7.625%, 04/15/2024	410,000	429,475
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)	1,370,000	1,575,500

		7,820,475
Materials - 9.3%
Aleris International, Inc.
7.875%, 11/01/2020	750,000	810,000
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,210,000	1,297,725
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)	1,118,962	1,225,263
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)	1,110,000	1,107,225
7.000%, 11/15/2020 (S)	1,790,000	1,834,750
Ball Corp.
4.000%, 11/15/2023	1,905,000	1,821,656
BOE Intermediate Holding Corp., PIK
9.000%, 11/01/2017 (S)	1,515,000	1,492,275
Consolidated Container Company LLC
10.125%, 07/15/2020 (S)	3,695,000	4,166,113
Edgen Murray Corp.
8.750%, 11/01/2020 (S)	3,215,000	3,351,638
Ferro Corp.
7.875%, 08/15/2018	3,165,000	3,346,988
Hexion US Finance Corp.
8.875%, 02/01/2018	2,400,000	2,505,000
9.000%, 11/15/2020	1,745,000	1,775,538
HudBay Minerals, Inc.
9.500%, 10/01/2020	1,115,000	1,173,538
Inmet Mining Corp.
8.750%, 06/01/2020 (S)	1,000,000	1,077,500
Neenah Paper, Inc.
5.250%, 05/15/2021 (S)	695,000	698,475
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	4,104,000	4,350,240
Rentech Nitrogen Partners LP
6.500%, 04/15/2021 (S)	1,455,000	1,473,188
Sappi Papier Holding GmbH
7.500%, 06/15/2032 (S)	673,000	572,050
7.750%, 07/15/2017 (S)	1,406,000	1,532,540
Tembec Industries, Inc.
11.250%, 12/15/2018	1,000,000	1,100,000
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	2,280,000	2,063,400
9.750%, 12/01/2017	750,000	819,375
TPC Group, Inc.
8.750%, 12/15/2020 (S)	680,000	717,400

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
US Coatings Acquisition, Inc.
7.375%, 05/01/2021 (S)		$1,745,000	$1,840,975

			42,152,852
Telecommunication Services - 5.3%
Cincinnati Bell, Inc.
8.750%, 03/15/2018		2,785,000	2,854,625
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		1,630,000	1,735,950
Digicel, Ltd.
7.000%, 02/15/2020 (S)		1,385,000	1,436,938
Intelsat Luxembourg SA
8.125%, 06/01/2023 (S)		10,395,000	11,122,650
11.250%, 02/04/2017		1,011,000	1,069,638
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		830,000	869,425
Softbank Corp.
4.500%, 04/15/2020 (S)		2,145,000	2,178,471
Wind Acquisition Finance SA
6.500%, 04/30/2020 (S)		450,000	462,375
7.250%, 02/15/2018 (S)		1,605,000	1,673,213
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		732,062	772,325

			24,175,610
Utilities - 1.6%
AES Corp.
4.875%, 05/15/2023		1,735,000	1,704,638
Calpine Corp.
7.875%, 01/15/2023 (S)		1,530,000	1,683,000
Dynegy, Inc.
5.875%, 06/01/2023 (S)		875,000	861,875
NRG Energy, Inc.
6.625%, 03/15/2023 (S)		1,100,000	1,163,250
7.875%, 05/15/2021		1,410,000	1,572,150

			6,984,913

TOTAL CORPORATE BONDS (Cost $296,331,499)			$294,160,161

FOREIGN GOVERNMENT
OBLIGATIONS - 0.6%
Argentina - 0.4%
City of Buenos Aires
9.950%, 03/01/2017 (S)		1,915,000	1,685,200
Canada - 0.2%
Government of Canada
3.250%, 06/01/2021	CAD	1,000,000	1,059,060

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,797,444)			$2,744,260

CAPITAL PREFERRED SECURITIES - 0.8%
Financials - 0.8%
RBS Capital Trust II (6.425% to
01/03/2034, then 3 month
LIBOR + 1.9425%)
01/03/2034 (Q)		$3,744,000	3,510,000

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $3,344,710)			$3,510,000

CONVERTIBLE BONDS - 2.4%
Consumer Discretionary - 1.4%
M/I Homes, Inc. 3.250%, 09/15/2017		570,000	729,956

70

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS (continued)
Consumer Discretionary (continued)
Mood Media Corp. 10.000%, 10/31/2015	CAD	45,000	$37,598
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)		$2,890,000	5,671,625

			6,439,179
Consumer Staples - 0.1%
Alliance One International, Inc.
5.500%, 07/15/2014		540,000	542,363
Financials - 0.9%
MGIC Investment Corp.
2.000%, 04/01/2020		1,310,000	1,554,806
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		2,262,000	2,295,930

			3,850,736

TOTAL CONVERTIBLE BONDS (Cost $8,501,152)			$10,832,278

TERM LOANS (M) - 6.2%
Consumer Discretionary - 2.2%
Breed Technologies, Inc.
3.750%, 05/07/2018		133,438	133,855
Calceus Acquisition, Inc.
5.750%, 01/31/2020		129,697	130,994
Centaur Acquisition LLC
8.750%, 02/15/2020		900,000	914,625
Clear Channel Communications, Inc.
3.844%, 01/29/2016		6,404,687	5,902,988
Fontainebleau Las Vegas Holdings LLC,
TBD 06/06/2014 (H)(T)		2,376,576	374,310
Renfro Corp.
5.750%, 01/30/2019		399,000	400,995
SurveyMonkey.com
5.500%, 02/05/2019		400,000	406,000
The Star Tribune Company
8.000%, 09/28/2014		399,358	391,370
Tower Automotive Holdings USA LLC
5.750%, 04/16/2020		620,000	626,963
Univision Communications, Inc
4.500%, 03/02/2020		799,454	796,956

			10,079,056
Energy - 0.7%
Boomerang Tube LLC
11.000%, 10/11/2017		1,594,125	1,590,140
NFR Energy LLC
8.750%, 12/31/2018		1,652,000	1,685,040

			3,275,180
Financials - 1.5%
iStar Financial, Inc.
4.500%, 09/28/2017		2,763,711	2,798,257
Oiler Acquisition Corp.
5.500%, 02/05/2020		400,000	403,500
Springleaf Finance Funding Company
5.500%, 05/10/2017		1,739,300	1,743,106
Walter Investment Management Corp.
5.750%, 11/28/2017		1,895,696	1,916,549

			6,861,412
Health Care - 0.7%
National Mentor Holdings, Inc.
6.500%, 02/09/2017		1,357,686	1,374,657

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Health Care (continued)
Patheon, Inc.
7.250%, 12/06/2018	$482,575	$488,607
WP Prism, Inc.
6.250%, 05/31/2018	1,210,000	1,215,294

		3,078,558
Industrials - 0.4%
LMI Aerospace, Inc.
4.750%, 12/28/2018	399,000	401,494
WP CPP Holdings LLC
4.750%, 12/27/2019	1,201,988	1,212,505

		1,613,999
Materials - 0.7%
Doncasters Group, Ltd.
9.500%, 10/28/2020	1,260,000	1,262,363
Fortescue Metals Group Finance PTY, Ltd.
5.250%, 10/18/2017	1,741,250	1,748,748

		3,011,111

TOTAL TERM LOANS (Cost $27,528,141)		$27,919,316

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%
Commercial & Residential - 0.2%
Extended Stay America Trust,
Series 2013-ESHM, Class M
7.625%, 12/05/2019 (S)	399,000	415,369
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	29,663,330	207,643
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	33,383,298	233,683
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	24,857,743	174,004

		1,030,699

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $696,279)		$1,030,699

ASSET BACKED SECURITIES - 1.1%
ACE Securities Corp.
Series 2006-ASP5, Class A2B,
0.323%, 10/25/2036 (P)	704,530	382,961
Series 2006-ASP5, Class A2C,
0.373%, 10/25/2036 (P)	1,096,550	599,853
Series 2006-ASP5, Class A2D,
0.453%, 10/25/2036 (P)	1,949,671	1,076,813
Argent Securities, Inc., Series 2006-M2,
Class A2C 0.343%, 09/25/2036 (P)	5,339,991	2,296,848
Securitized Asset Backed
Receivables LLC, Series 2006-HE1,
Class A2B 0.283%, 07/25/2036 (P)	1,823,918	887,974

TOTAL ASSET BACKED SECURITIES (Cost $4,455,982)		$5,244,449

COMMON STOCKS - 2.5%
Consumer Discretionary - 1.1%
Beazer Homes USA, Inc. (I)	55,870	$1,156,509
Sirius XM Canada Holdings, Inc.	486,159	3,094,911
The Star Tribune Company (I)	11,462	351,502
Trump Entertainment Resorts, Inc. (I)	175,054	525,162
Vertis Holdings, Inc. (I)	203,071	0

		5,128,084

71

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 0.6%
Talmer Bancorp, Inc. (I)(S)	279,167	$2,511,794
Materials - 0.8%
Huntsman Corp.	74,595	1,450,873
LyondellBasell Industries NV, Class A	17,255	1,150,046
Phosagro OAO, GDR	63,000	825,930
Resolute Forest Products, Inc. (I)	4,273	65,035

		3,491,884

TOTAL COMMON STOCKS (Cost $14,484,079)		$11,131,762

PREFERRED SECURITIES - 16.8%
Consumer Discretionary - 3.7%
Beazer Homes USA, Inc., 7.250%	30,239	$710,617
Dana Holding Corp., 4.000% (S)	17,000	2,708,313
General Motors Company,
Series B, 4.750%	258,889	12,636,372
The Goodyear Tire & Rubber
Company, 5.875%	17,073	852,796

		16,908,098
Energy - 0.3%
Penn Virginia Corp., 6.000%	11,126	1,147,091
Financials - 9.9%
2010 Swift Mandatory Common Exchange
Security Trust, 6.000% (S)	286,430	4,113,679
Bank of America Corp., Series L, 7.250%	11,723	13,926,924
Hartford Financial Services
Group, Inc., 7.875%	202,830	6,206,598
iStar Financial, Inc., Series E, 7.875%	232,840	5,711,565
Regions Financial Corp., 6.375%	74,701	1,892,176
Union Planters Preferred
Funding Corp., 7.750% (S)	9	1,017,563
United Community Banks, Inc., Series B
(5.000% to 02/01/2014, then
9.000% thereafter)	827	800,925
Wells Fargo & Company, Series L, 7.500%	4,399	5,520,745
Zions Bancorporation, 6.300%	58,970	1,566,833
Zions Bancorporation, 7.900%	134,740	3,958,661

		44,715,669
Industrials - 1.8%
Continental Airlines
Finance Trust II, 6.000%	170,423	8,212,258
Materials - 1.0%
ArcelorMittal, 6.000%	16,295	343,662
Cliffs Natural Resources, Inc., 7.000%	125,970	2,417,364
Thompson Creek Metals
Company, Inc., 6.500%	85,434	1,576,257

		4,337,283
Telecommunication Services - 0.1%
Intelsat SA, 5.750%	8,355	516,590

TOTAL PREFERRED SECURITIES (Cost $63,631,170)		$75,836,989

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (I)	3,000,000	22,500
9.875%, 03/01/2049 (I)	1,965,000	14,738
10.250%, 11/01/2049 (I)	985,000	7,388
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	9,075,000	0

		44,626

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ESCROW CERTIFICATES (continued)
Materials - 0.0%
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (I)	8,000,000		$19,200

TOTAL ESCROW CERTIFICATES (Cost $391,746)			$63,826

INVESTMENT COMPANIES - 0.1%
iPATH S&P 500 VIX Short-Term
Futures ETN	21,000		402,780

TOTAL INVESTMENT COMPANIES (Cost $437,676)			$402,780

WARRANTS - 0.0%
Mood Media Corp. (Expiration Date:
05/06/2016; Strike Price: $3.50) (I)	32,649		1,723
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price: $151.23) (I)	4,835		0

TOTAL WARRANTS (Cost $0)			$1,723

SHORT-TERM INVESTMENTS - 2.5%
Repurchase Agreement - 2.5%
Repurchase Agreement with State
Street Corp. dated 05/31/2013 at 0.010%
to be repurchased at $11,499,010 on
06/03/2013, collateralized by
$11,625,000 U.S. Treasury Notes,
0.875% due 02/28/2017 (valued at
$11,733,984, including interest)		$11,499,000	$11,499,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,499,000)			$11,499,000

Total Investments (High Income Fund)
(Cost $434,098,878) - 98.2%			$444,377,243
Other assets and liabilities, net - 1.8%			8,053,451

TOTAL NET ASSETS - 100.0%			$452,430,694

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Argentina - 0.1%
Republic of Argentina
7.000%, 09/12/2013 to 10/03/2015		$641,000	$576,446

			576,446
Brazil - 0.4%
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2021	BRL	10,238,000	4,999,403

			4,999,403
Mexico - 0.3%
Government of Mexico
6.500%, 06/09/2022	MXN	40,140,000	3,375,966
Venezuela - 0.9%
Republic of Venezuela
Zero Coupon 04/15/2020 (Z)		$305,000	81,588
5.750%, 02/26/2016	8,627,000		8,023,110
7.650%, 04/21/2025	949,000		759,200
8.500%, 10/08/2014	339,000		345,272

72

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Venezuela (continued)
Republic of Venezuela (continued)
9.375%, 01/13/2034	$568,000	$505,520

		9,714,690

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $19,347,065)		$18,666,505

CORPORATE BONDS - 89.9%
Consumer Discretionary - 18.1%
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021	580,000	603,925
6.625%, 10/15/2022 (L)	1,680,000	1,808,100
7.750%, 11/15/2019	1,130,000	1,288,200
American Greetings Corp.
7.375%, 12/01/2021	1,100,000	1,115,125
Bankrate, Inc.
11.750%, 07/15/2015	1,952,000	2,086,200
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)	2,557,872	2,457,737
Boyd Gaming Corp.
9.000%, 07/01/2020	3,440,000	3,706,600
9.125%, 12/01/2018	260,000	282,100
Caesars Entertainment
Operating Company, Inc.
8.500%, 02/15/2020	1,410,000	1,343,025
10.000%, 12/15/2015	2,180,000	1,902,050
11.250%, 06/01/2017	700,000	731,500
Caesars Operating Escrow LLC
9.000%, 02/15/2020 (S)	3,220,000	3,099,250
Carmike Cinemas, Inc.
7.375%, 05/15/2019	1,010,000	1,113,525
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018	2,470,000	2,788,013
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	3,200,000	3,504,000
CCO Holdings LLC
5.750%, 01/15/2024	5,820,000	5,878,200
7.375%, 06/01/2020	680,000	759,050
8.125%, 04/30/2020	2,560,000	2,860,800
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)	683,000	676,170
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022 (S)	2,580,000	2,717,700
7.625%, 03/15/2020	260,000	274,950
Continental Rubber of America Corp.
4.500%, 09/15/2019 (S)	5,160,000	5,353,500
CSC Holdings LLC
6.750%, 11/15/2021	3,250,000	3,640,000
CST Brands, Inc.
5.000%, 05/01/2023 (S)	1,140,000	1,151,400
CVR Refining LLC
6.500%, 11/01/2022 (S)	1,870,000	1,935,450
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	2,261,000	2,283,610
DISH DBS Corp.
6.750%, 06/01/2021	7,170,000	7,582,275
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)	2,000,000	2,220,000
Dufry Finance SCA
5.500%, 10/15/2020 (S)	2,220,000	2,336,550
Edcon Pty, Ltd.
9.500%, 03/01/2018 (S)	3,470,000	3,574,100

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
El Pollo Loco, Inc., PIK
17.000%, 01/01/2018 (S)		$3,950,000	$4,211,727
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,418,250
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,021,857
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H) (S)		$3,000,000	1,875
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)		10,000	9,913
4.250%, 05/15/2023 (S)		1,260,000	1,228,500
Good Sam Enterprises LLC
11.500%, 12/01/2016		3,150,000	3,394,125
Gymboree Corp.
9.125%, 12/01/2018 (L)		4,450,000	4,310,938
HOA Restaurant Group LLC
11.250%, 04/01/2017 (S)		2,880,000	2,808,000
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,310,000	2,448,600
Landry’s, Inc.
9.375%, 05/01/2020 (S)		6,450,000	7,014,375
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		1,870,000	2,094,400
LKQ Corp.
4.750%, 05/15/2023 (S)		4,530,000	4,518,675
Lynx II Corp.
6.375%, 04/15/2023 (S)		5,560,000	5,796,300
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	508,087
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$3,300,000	3,300,000
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		1,610,000	1,646,225
Mohegan Tribal Gaming Authority
10.500%, 12/15/2016 (S)		5,873,000	5,843,635
Monitronics International, Inc.
9.125%, 04/01/2020		5,490,000	5,929,200
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		4,330,000	4,568,150
NCL Corp., Ltd.
5.000%, 02/15/2018 (S)		1,800,000	1,836,000
9.500%, 11/15/2018		6,279,000	7,079,573
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		510,000	525,300
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		2,750,000	2,750,000
Nielsen Finance LLC
4.500%, 10/01/2020 (S)		2,450,000	2,456,125
Ono Finance II PLC
10.875%, 07/15/2019 (S)		3,495,000	3,695,963
PH Holding LLC
9.750%, 12/31/2017		1,820,000	1,924,423
Polish Television Holding BV (11.250% to
11/15/13, then 13.250% thereafter)
05/15/2017 (S)	EUR	400,000	558,892
05/15/2017		780,000	1,089,840
Rivers Pittsburgh Borrower LP
9.500%, 06/15/2019 (S)		$750,000	825,000
Service Corp. International
7.500%, 04/01/2027		1,820,000	2,047,500

73

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Seven Seas Cruises S. DE R.L. LLC
9.125%, 05/15/2019		$3,590,000	$3,922,075
Sinclair Television Group, Inc.
5.375%, 04/01/2021 (S)		1,830,000	1,820,850
Snoqualmie Entertainment Authority
4.223%, 02/01/2014 (P) (S)		1,165,000	1,146,069
Sotheby’s
5.250%, 10/01/2022 (S)		3,690,000	3,717,675
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022 (S)		1,130,000	1,220,400
Speedway Motorsports, Inc.
6.750%, 02/01/2019		430,000	457,950
Spencer Spirit Holdings, Inc.
11.000%, 05/01/2017 (S)		2,140,000	2,332,600
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		4,700,000	4,688,250
StoneMor Partners LP
7.875%, 06/01/2021 (S)		1,910,000	1,890,900
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		1,760,000	1,782,000
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021 (S)		3,050,000	3,130,063
The ServiceMaster Company
8.000%, 02/15/2020		2,590,000	2,664,463
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)		960,000	979,200
Univision Communications, Inc.
6.875%, 05/15/2019 (S)		4,970,000	5,280,625
8.500%, 05/15/2021 (S)		2,590,000	2,803,675
Virgin Media Finance PLC
4.875%, 02/15/2022		970,000	978,488
William Lyon Homes, Inc.
8.500%, 11/15/2020 (S)		2,840,000	3,163,050
Ziggo Bond Company BV
8.000%, 05/15/2018 (S)	EUR	910,000	1,281,829

			201,194,715
Consumer Staples - 5.0%
Alliance One International, Inc.
10.000%, 07/15/2016		$4,710,000	4,951,388
Boparan Finance PLC
9.875%, 04/30/2018 (S)	GBP	540,000	914,830
Chiquita Brands International, Inc.
7.875%, 02/01/2021 (S)		$4,180,000	4,493,500
First Quality Finance Company, Inc.
4.625%, 05/15/2021 (S)		1,580,000	1,540,500
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		670,000	713,550
Harmony Foods Corp.
10.000%, 05/01/2016 (S)		1,215,000	1,293,975
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		4,250,000	4,218,125
Hypermarcas SA
6.500%, 04/20/2021 (S)		4,750,000	5,058,750
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017		3,500,000	3,338,125
Pactiv LLC
7.950%, 12/15/2025		2,100,000	1,995,000
8.375%, 04/15/2027		320,000	304,000
Reynolds Group Issuer, Inc.
8.500%, 05/15/2018		360,000	378,000
9.000%, 04/15/2019		5,090,000	5,344,500
9.875%, 08/15/2019		5,060,000	5,515,400

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Simmons Foods, Inc.
10.500%, 11/01/2017 (S)	$4,740,000	$5,071,800
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)	760,000	816,050
The Sun Products Corp.
7.750%, 03/15/2021 (S)	2,730,000	2,757,300
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	4,910,000	5,241,425
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	1,240,000	1,329,900

		55,276,118
Energy - 18.0%
Access Midstream Partners LP
6.125%, 07/15/2022	4,060,000	4,344,200
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,720,000	1,831,800
Alliance Oil Company, Ltd.
7.000%, 05/04/2020 (S)	3,010,000	2,949,800
Arch Coal, Inc.
7.000%, 06/15/2019 (L)	1,800,000	1,620,000
8.750%, 08/01/2016 (L)	2,650,000	2,732,813
9.875%, 06/15/2019 (S)	1,420,000	1,462,600
Atlas Pipeline Partners LP
4.750%, 11/15/2021 (S)	1,950,000	1,901,250
5.875%, 08/01/2023 (S)	2,160,000	2,203,200
6.625%, 10/01/2020 (S)	930,000	988,125
Atwood Oceanics, Inc.
6.500%, 02/01/2020	1,710,000	1,831,838
Basic Energy Services, Inc.
7.750%, 10/15/2022	160,000	168,400
Berry Petroleum Company
6.375%, 09/15/2022	1,560,000	1,618,500
Calumet Specialty Products Partners LP
9.375%, 05/01/2019	2,550,000	2,836,875
9.625%, 08/01/2020 (S)	1,700,000	1,929,500
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,400,000	1,512,000
Chesapeake Energy Corp.
5.750%, 03/15/2023	3,770,000	3,920,800
6.125%, 02/15/2021 (L)	900,000	981,000
6.625%, 08/15/2020	540,000	600,750
7.250%, 12/15/2018	160,000	184,400
Chesapeake Midstream Partners LP
5.875%, 04/15/2021	1,020,000	1,081,200
Cie Generale de Geophysique-Veritas
6.500%, 06/01/2021	1,770,000	1,849,650
9.500%, 05/15/2016	2,200,000	2,315,500
Comstock Resources, Inc.
9.500%, 06/15/2020	1,980,000	2,197,800
Concho Resources, Inc.
5.500%, 04/01/2023	1,160,000	1,186,100
7.000%, 01/15/2021	2,890,000	3,142,875
CONSOL Energy, Inc.
8.250%, 04/01/2020	2,520,000	2,784,600
Continental Resources, Inc.
4.500%, 04/15/2023 (S)	2,340,000	2,363,400
5.000%, 09/15/2022	3,670,000	3,798,450
Corral Petroleum Holdings AB, PIK
15.000%, 12/31/2017 (S)	4,175,157	4,004,573
Crosstex Energy LP
7.125%, 06/01/2022	1,530,000	1,637,100
8.875%, 02/15/2018	2,840,000	3,053,000

74

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Denbury Resources, Inc.
8.250%, 02/15/2020	$2,574,000	$2,882,880
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	1,460,000	1,441,750
Energy Future Intermediate
Holding Company LLC
6.875%, 08/15/2017 (S)	3,020,000	3,201,200
12.250%, 03/01/2022 (S)	7,020,000	7,994,025
EPE Holdings LLC, PIK
8.125%, 12/15/2017 (S)	2,110,000	2,252,425
EXCO Resources, Inc.
7.500%, 09/15/2018	1,020,000	1,014,900
First Wind Capital LLC
10.250%, 06/01/2018 (S)	3,640,000	3,885,700
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	2,710,000	2,818,400
Halcon Resources Corp.
8.875%, 05/15/2021	3,140,000	3,194,950
9.750%, 07/15/2020	2,870,000	2,981,213
Hercules Offshore, Inc.
7.125%, 04/01/2017 (S)	1,090,000	1,171,750
10.250%, 04/01/2019 (S)	2,280,000	2,587,800
10.500%, 10/15/2017 (S)	5,370,000	5,772,750
Hiland Partners LP
7.250%, 10/01/2020 (S)	2,420,000	2,637,800
Indo Integrated Energy II BV
9.750%, 11/05/2016	860,000	907,300
Key Energy Services, Inc.
6.750%, 03/01/2021	4,245,000	4,298,063
Kodiak Oil & Gas Corp.
8.125%, 12/01/2019	2,700,000	3,037,500
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (S)	4,300,000	4,450,500
Markwest Energy Partners LP
4.500%, 07/15/2023	3,870,000	3,763,575
MarkWest Energy Partners LP
6.250%, 06/15/2022	2,405,000	2,597,400
6.500%, 08/15/2021	663,000	717,698
MEG Energy Corp.
6.375%, 01/30/2023 (S)	1,250,000	1,281,250
6.500%, 03/15/2021 (S)	2,070,000	2,142,450
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016	3,490,000	2,861,800
Oil States International, Inc.
5.125%, 01/15/2023 (S)	2,460,000	2,650,650
6.500%, 06/01/2019	1,930,000	2,079,575
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (H)	5,160,000	4,231,200
8.750%, 12/01/2013 (H)	930,000	774,225
Pacific Drilling SA
5.375%, 06/01/2020 (S)	1,420,000	1,405,800
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	2,550,000	2,722,125
Pan American Energy LLC
7.875%, 05/07/2021	1,097,000	1,053,120
Parker Drilling Company
9.125%, 04/01/2018	3,090,000	3,352,650
Peabody Energy Corp.
6.500%, 09/15/2020	1,570,000	1,691,675
7.875%, 11/01/2026	2,810,000	3,006,700
Penn Virginia Resource Partners LP
6.500%, 05/15/2021 (S)	830,000	833,113

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV
4.375%, 05/20/2023		$3,400,000	$3,281,119
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		1,690,000	1,875,900
Plains Exploration & Production Company
6.125%, 06/15/2019		1,490,000	1,635,275
6.500%, 11/15/2020		1,360,000	1,506,200
8.625%, 10/15/2019		2,695,000	3,038,613
QEP Resources, Inc.
5.375%, 10/01/2022		1,540,000	1,578,500
Quicksilver Resources, Inc.
8.250%, 08/01/2015 (L)		2,000,000	2,040,000
11.750%, 01/01/2016		2,319,000	2,458,140
Range Resources Corp.
5.000%, 08/15/2022		1,470,000	1,492,050
5.750%, 06/01/2021		530,000	560,475
Regency Energy Partners LP
5.500%, 04/15/2023		850,000	892,500
6.875%, 12/01/2018		250,000	268,125
Samson Investment Company
10.000%, 02/15/2020 (S)		6,360,000	6,630,300
SandRidge Energy, Inc.
7.500%, 03/15/2021 to 02/15/2023		2,780,000	2,863,400
SESI LLC
7.125%, 12/15/2021		2,300,000	2,581,750
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,793,500
Sidewinder Drilling, Inc.
9.750%, 11/15/2019 (S)		1,030,000	1,071,200
Targa Resources Partners LP
4.250%, 11/15/2023 (S)		280,000	266,700
6.375%, 08/01/2022		2,710,000	2,940,350
TMK OAO
6.750%, 04/03/2020 (S)		260,000	252,525
Xinergy Corp.
9.250%, 05/15/2019 (S)		4,200,000	3,087,000

			200,841,633
Financials - 6.9%
Ally Financial, Inc.
7.500%, 09/15/2020		470,000	548,725
8.000%, 03/15/2020		3,750,000	4,462,500
Bank of America Corp.
5.200%, 06/01/2023 (P) (Q)		2,490,000	2,471,325
Barclays Bank PLC
7.625%, 11/21/2022 (L)		1,190,000	1,195,950
10.179%, 06/12/2021 (S)		3,270,000	4,348,381
BBVA US Senior SAU
4.664%, 10/09/2015		1,330,000	1,383,556
Boats Investments BV, PIK
7.722%, 12/15/2015	EUR	2,418	251
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$630,000	623,700
Corrections Corp. of America
4.125%, 04/01/2020 (S)		880,000	883,300
4.625%, 05/01/2023 (S)		740,000	751,100
Credit Agricole SA (8.375% to
10/13/2019, then 3 month
LIBOR + 6.982%)
10/13/2019 (Q) (S)		1,560,000	1,741,350
DJO Finance LLC
9.750%, 10/15/2017		863,000	906,150
Europcar Groupe SA
11.500%, 05/15/2017	EUR	400,000	577,089

75

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		$1,640,000	$1,689,200
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		3,720,000	3,741,742
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,355,912
International Lease Finance Corp.
3.875%, 04/15/2018		$290,000	290,363
4.625%, 04/15/2021		960,000	952,800
8.250%, 12/15/2020		1,480,000	1,794,500
8.625%, 01/15/2022 (L)		3,800,000	4,740,500
8.750%, 03/15/2017		910,000	1,077,213
8.875%, 09/01/2017		300,000	360,750
JPMorgan Chase & Company (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)		1,240,000	1,252,400
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	5,420,050
KM Germany Holdings GmbH
8.750%, 12/15/2020 (S)		870,000	1,198,629
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		$1,740,000	2,079,300
M&T Bank Corp.
6.875%, 12/29/2049 (Q) (S)		2,900,000	3,032,707
Nationstar Mortgage LLC
6.500%, 07/01/2021 (S)		590,000	601,800
7.875%, 10/01/2020 (S)		2,490,000	2,726,550
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,660,000	3,641,700
Noranda Aluminum Acquisition Corp.
11.000%, 06/01/2019 (S)		2,320,000	2,279,400
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q) (S)		980,000	1,313,200
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		430,000	475,150
Royal Bank of Scotland Group PLC
5.000%, 10/01/2014		680,000	703,697
Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	915,124
SLM Corp.
8.450%, 06/15/2018		880,000	976,800
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		1,800,000	1,885,500
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	1,137,931
Taylor Morrison Communities, Inc.
7.750%, 04/15/2020 (S)		$3,740,000	4,170,100
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		3,440,000	3,612,000
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	329,811
Watco Companies LLC
6.375%, 04/01/2023 (S)		$2,530,000	2,662,825

			76,311,031

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care - 4.5%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)		$1,530,000	$1,595,025
12.875%, 11/01/2018		1,469,000	1,828,905
Alere, Inc.
6.500%, 06/15/2020 (S)		2,080,000	2,090,400
Community Health Systems, Inc.
5.125%, 08/15/2018		1,500,000	1,563,750
7.125%, 07/15/2020		1,800,000	1,975,500
CRC Health Corp.
10.750%, 02/01/2016		6,740,000	6,874,800
DJO Finance LLC
9.875%, 04/15/2018		2,910,000	3,193,725
Elan Finance PLC
6.250%, 06/15/2021 (S)		2,200,000	2,227,500
ExamWorks Group, Inc.
9.000%, 07/15/2019		1,860,000	2,046,000
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		1,910,000	2,139,200
HCA Holdings, Inc.
6.250%, 02/15/2021		2,160,000	2,311,200
HCA, Inc.
7.250%, 09/15/2020		1,970,000	2,167,000
8.500%, 04/15/2019		1,160,000	1,264,400
Hologic, Inc.
6.250%, 08/01/2020		1,240,000	1,325,250
IASIS Healthcare LLC
8.375%, 05/15/2019		1,300,000	1,358,500
INC Research LLC
11.500%, 07/15/2019 (S)		940,000	1,010,500
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		970,000	1,107,013
Labco SAS
8.500%, 01/15/2018 (S)	EUR	2,453,000	3,379,583
Ontex IV SA
9.000%, 04/15/2019 (S)		370,000	503,750
9.000%, 04/15/2019		480,000	653,514
Physiotherapy Associates Holdings, Inc.
11.875%, 05/01/2019 (S)		$2,430,000	1,822,500
Radnet Management, Inc.
10.375%, 04/01/2018		3,260,000	3,500,425
Rottapharm, Ltd.
6.125%, 11/15/2019 (S)	EUR	600,000	795,291
Tenet Healthcare Corp.
6.250%, 11/01/2018		$2,240,000	2,480,800
6.750%, 02/01/2020		780,000	819,000
9.250%, 02/01/2015		200,000	224,500

			50,258,031
Industrials - 14.4%
Aguila 3 SA
7.875%, 01/31/2018 (S)		1,580,000	1,700,475
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		1,150,000	1,178,520
America West Airlines 2001-1 Pass
Through Trust
7.100%, 04/02/2021		1,169,500	1,283,526
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)		1,506,859	1,604,804
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		1,520,000	1,558,000

76

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		$3,240,000	$3,240,000
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		2,000,000	2,025,000
American Reprographics Company
10.500%, 12/15/2016		3,920,000	4,027,800
Andrade Gutierrez International SA
4.000%, 04/30/2018 (S)		1,670,000	1,655,388
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	750,000	1,047,923
9.125%, 10/15/2020 (S)		$4,130,000	4,522,350
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		2,230,000	2,408,400
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		1,930,000	1,999,963
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		2,820,000	2,820,000
BC Mountain LLC
7.000%, 02/01/2021 (S)		660,000	699,600
Belden, Inc.
5.500%, 09/01/2022 (S)		1,820,000	1,870,050
Beverage Packaging
Holdings Luxembourg II SA
8.000%, 12/15/2016	EUR	158,000	205,360
9.500%, 06/15/2017 (S)		4,930,000	6,591,392
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)		$970,000	974,850
Building Materials Corp. of America
7.500%, 03/15/2020 (S)		1,740,000	1,870,500
CMA CGM SA
8.500%, 04/15/2017 (S)		4,080,000	3,386,400
8.875%, 04/15/2019 (S)	EUR	900,000	982,611
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$504,229	545,828
Continental Airlines 2001-1 Class B Pass
Through Trust
7.373%, 12/15/2015		31,911	33,826
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		373,558	402,061
Continental Airlines 2007-1 Class C Pass
Through Trust
7.339%, 04/19/2014		552,058	564,480
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		46,747	52,591
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		2,190,000	2,299,500
Cooper-Standard Holding, Inc., PIK
7.375%, 04/01/2018 (S)		1,350,000	1,356,750
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,399,885	1,550,372
Delta Air Lines 2007-1 Class C Pass
Through Trust
8.954%, 08/10/2014		57,298	60,197
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,559,462	1,777,787

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		$694,458	$744,806
Dematic SA
7.750%, 12/15/2020 (S)		7,310,000	7,876,525
Ducommun, Inc.
9.750%, 07/15/2018		1,920,000	2,131,200
Erickson Air-Crane, Inc.
8.250%, 05/01/2020 (S)		4,380,000	4,511,400
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	140,000	171,047
11.500%, 05/15/2017 (S)		1,480,000	2,135,229
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$5,433,761	5,651,111
GenCorp, Inc.
7.125%, 03/15/2021 (S)		1,420,000	1,519,400
H&E Equipment Services, Inc.
7.000%, 09/01/2022		3,660,000	3,952,800
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,793,000
Hawaiian Airlines 2013-1 Class B Pass
Through Certificates
4.950%, 01/15/2022		2,640,000	2,626,800
HDTFS, Inc.
6.250%, 10/15/2022		510,000	553,988
Hertz Holdings Netherlands BV
8.500%, 07/31/2015 (S)	EUR	830,000	1,135,429
Horizon Lines LLC
11.000%, 10/15/2016		$2,050,000	2,034,625
13.000%, 10/15/2016		1,820,782	1,693,327
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,890,000	1,946,700
Jack Cooper Holdings Corp.
13.750%, 12/15/2015 (S)		5,120,000	5,440,000
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,540,000	1,774,850
Kloeckner Pentaplast GmbH & Company
11.625%, 07/15/2017 (S)	EUR	870,000	1,278,010
11.625%, 07/15/2017		630,000	925,455
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		$4,040,000	4,403,600
Navios Maritime Acquisition Corp.
8.625%, 11/01/2017		4,470,000	4,626,450
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		2,720,000	2,801,600
Quality Distribution LLC
9.875%, 11/01/2018		4,100,000	4,581,750
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		3,185,000	3,447,763
Rexel SA
5.250%, 06/15/2020 (S)		2,150,000	2,193,000
syncreon Global Ireland, Ltd.
9.500%, 05/01/2018 (S)		5,690,000	6,173,650
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	800,000	1,122,984
The Geo Group, Inc.
7.750%, 10/15/2017		$1,105,000	1,167,156
Titan International, Inc.
7.875%, 10/01/2017 (S)		760,000	813,200
TransUnion Holding Company, Inc.
9.625%, 06/15/2018		2,750,000	2,963,125
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	200,000	265,799

77

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Triumph Group, Inc.
4.875%, 04/01/2021 (S)		$1,420,000	$1,448,400
Ultrapetrol Bahamas Ltd.
8.875%, 06/15/2021 (S)		1,830,000	1,862,025
United Rentals North America, Inc.
7.625%, 04/15/2022		3,884,000	4,301,530
8.375%, 09/15/2020 (L)		650,000	708,500
UR Merger Sub Corp.
8.250%, 02/01/2021		830,000	919,225
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		280,000	305,900
US Airways 2012-2 Class C Pass
Through Trust
5.450%, 06/03/2018		1,380,000	1,380,000
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,100,000	1,116,500
Wyle Services Corp.
10.500%, 04/01/2018 (S)		6,160,000	6,406,400

			160,200,563
Information Technology - 2.4%
313 Group, Inc.
6.375%, 12/01/2019 (S)		1,910,000	1,905,225
Cerved Technologies SpA
6.375%, 01/15/2020 (S)	EUR	250,000	324,937
8.000%, 01/15/2021 (S)		350,000	453,775
CyrusOne LP
6.375%, 11/15/2022 (S)		$2,060,000	2,199,050
First Data Corp.
6.750%, 11/01/2020 (S)		4,230,000	4,420,350
12.625%, 01/15/2021		1,110,000	1,212,675
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (S)		1,290,000	1,483,500
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (S)		2,340,000	2,445,300
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)		3,580,000	3,733,200
9.750%, 08/01/2018 (S)		698,000	788,740
Sensata Technologies BV
4.875%, 10/15/2023 (S)		2,510,000	2,497,450
VeriSign, Inc.
4.625%, 05/01/2023 (S)		2,860,000	2,874,300
Zayo Group LLC
8.125%, 01/01/2020		2,060,000	2,286,600

			26,625,102
Materials - 9.6%
Appleton Papers, Inc.
10.500%, 06/15/2015 (S)		505,000	533,406
11.250%, 12/15/2015		4,563,000	5,236,043
ArcelorMittal
6.000%, 03/01/2021 (L)		3,670,000	3,816,800
6.750%, 02/25/2022		1,650,000	1,765,500
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		1,849,000	2,024,655
Ardagh Packaging Finance PLC
4.875%, 11/15/2022 (S)		1,700,000	1,695,750
7.000%, 11/15/2020 (S)		1,150,000	1,178,750
9.250%, 10/15/2020 (S)	EUR	830,000	1,175,883
Axiall Corp.
4.875%, 05/15/2023 (S)		$1,540,000	1,547,700

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		$2,400,000	$2,352,000
Barrick Gold Corp.
4.100%, 05/01/2023 (S)		600,000	571,226
Boise Cascade Company
6.375%, 11/01/2020		900,000	965,250
Building Materials Corp. of America
6.875%, 08/15/2018 (S)		700,000	747,250
Cemex SAB de CV
9.000%, 01/11/2018		800,000	856,000
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)		1,300,000	1,283,750
Coeur d’Alene Mines Corp.
7.875%, 02/01/2021 (S)		3,480,000	3,680,100
Eagle Spinco, Inc.
4.625%, 02/15/2021 (S)		1,150,000	1,158,625
Evraz Group SA
6.750%, 04/27/2018 (S)		5,200,000	5,187,000
Fibria Overseas Finance, Ltd.
6.750%, 03/03/2021 (S)		790,000	865,050
FMG Resources August 2006 Pty, Ltd.
6.375%, 02/01/2016 (S)		150,000	153,000
6.875%, 02/01/2018 (S)		1,200,000	1,221,000
8.250%, 11/01/2019 (S)		6,570,000	6,931,350
Global Brass and Copper, Inc.
9.500%, 06/01/2019 (S)		2,530,000	2,833,600
Hexion US Finance Corp.
6.625%, 04/15/2020 (S)		1,250,000	1,300,000
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		450,000	443,250
7.875%, 02/15/2016	EUR	1,279,000	1,685,237
JW Aluminum Company
11.500%, 11/15/2017 (S)		$3,080,000	3,141,600
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,741,421
LyondellBasell Industries NV
5.000%, 04/15/2019		$1,235,000	1,395,276
5.750%, 04/15/2024		1,235,000	1,439,110
6.000%, 11/15/2021		1,080,000	1,278,412
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (S)		5,530,000	3,649,800
Mirabela Nickel, Ltd.
8.750%, 04/15/2018 (S)		1,634,000	1,356,220
Molycorp, Inc.
10.000%, 06/01/2020 (L)		2,130,000	2,130,000
New World Resources NV
7.875%, 01/15/2021 (S)	EUR	1,850,000	1,442,722
Nufarm Australia, Ltd.
6.375%, 10/15/2019 (S)		$930,000	953,250
Prince Mineral Holding Corp.
11.500%, 12/15/2019 (S)		1,670,000	1,841,175
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)		2,500,000	2,675,000
Resolute Forest Products, Inc.
5.875%, 05/15/2023 (S)		3,090,000	2,989,575
Ryerson, Inc.
9.000%, 10/15/2017 (S)		3,400,000	3,672,000
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		900,000	918,000
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		2,650,000	2,570,500
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		1,250,000	1,359,375

78

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Styrolution Group GmbH
7.625%, 05/15/2016	EUR	1,289,000	$1,759,146
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)		$1,150,000	1,219,000
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		2,760,000	3,015,300
12.500%, 05/01/2019		2,070,000	2,147,625
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		4,940,000	4,924,999
6.750%, 06/07/2016 (S)		1,300,000	1,365,000
8.750%, 01/15/2014		990,000	1,018,512
8.750%, 01/15/2014 (S)		2,060,000	2,119,328
Verso Paper Holdings LLC
11.750%, 01/15/2019		2,380,000	2,504,950
11.750%, 01/15/2019 (L)		1,099,000	807,765
West China Cement, Ltd.
7.500%, 01/25/2016 (S)		600,000	607,500

			107,250,736
Telecommunication Services - 7.7%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)		2,329,000	2,212,550
CenturyLink, Inc.
5.625%, 04/01/2020		10,000	10,338
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028		100,000	96,000
Cogent Communications Group, Inc.
8.375%, 02/15/2018 (S)		3,340,000	3,724,100
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)		760,000	798,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		2,430,000	2,390,513
7.250%, 04/01/2019 to 10/15/2020		7,611,000	8,243,753
7.500%, 04/01/2021		240,000	263,700
Intelsat Luxembourg SA
11.250%, 02/04/2017		1,321,000	1,397,618
Koninklijke KPN NV
7.000%, 03/28/2073 (P) (S)		300,000	298,855
Level 3 Financing, Inc.
8.625%, 07/15/2020		1,790,000	1,969,000
9.375%, 04/01/2019		2,190,000	2,414,475
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,255,910
MetroPCS Wireless, Inc.
7.875%, 09/01/2018 (L)		$2,470,000	2,692,300
Phones4u Finance PLC
9.500%, 04/01/2018 (S)	GBP	630,000	994,362
Softbank Corp.
4.500%, 04/15/2020 (S)		$2,480,000	2,518,698
Sprint Capital Corp.
6.875%, 11/15/2028		6,530,000	6,530,000
8.750%, 03/15/2032		9,075,000	10,572,375
Sprint Nextel Corp.
6.000%, 11/15/2022		1,560,000	1,606,800
9.000%, 11/15/2018 (S)		2,380,000	2,885,750
tw Telecom Holdings, Inc.
5.375%, 10/01/2022		1,340,000	1,386,900
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		2,640,000	2,587,200
UPC Holding BV
9.875%, 04/15/2018 (S)		2,720,000	3,012,400

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$2,300,000	$2,535,750
Vimpel Communications
6.493%, 02/02/2016 (S)		610,000	646,600
8.250%, 05/23/2016		1,920,000	2,126,400
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	3,031,000
Wind Acquisition Holdings Finance SA,
PIK
12.250%, 07/15/2017 (S)		9,363,379	9,878,365
Windstream Corp.
6.375%, 08/01/2023		1,500,000	1,481,250
7.500%, 06/01/2022 to 04/01/2023		5,220,000	5,484,800

			86,045,762
Utilities - 3.3%
AES Corp.
4.875%, 05/15/2023		2,680,000	2,633,100
Atlantic Power Corp.
9.000%, 11/15/2018		2,700,000	2,821,500
Calpine Corp.
7.250%, 10/15/2017 (S)		414,000	432,630
7.500%, 02/15/2021 (S)		1,748,000	1,896,580
7.875%, 01/15/2023 (S)		740,000	814,000
DPL, Inc.
7.250%, 10/15/2021		480,000	518,400
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016 (H)		1,820,000	31,850
Foresight Energy LLC
9.625%, 08/15/2017 (S)		4,510,000	4,893,350
GenOn REMA LLC
9.237%, 07/02/2017		4,573,331	5,030,664
9.681%, 07/02/2026		4,350,000	4,741,500
LBC Tank Terminals Holding
Netherlands BV
6.875%, 05/15/2023 (S)		1,160,000	1,204,950
Midwest Generation LLC, Series B
8.560%, 01/02/2016 (H)		2,384,579	2,319,003
Mirant Mid Atlantic LLC
9.125%, 06/30/2017		395,016	445,381
10.060%, 12/30/2028		4,973,773	5,744,708
Red Oak Power LLC
9.200%, 11/30/2029		720,000	795,600
Suburban Propane Partners LP
7.375%, 03/15/2020		2,210,000	2,364,700

			36,687,916

TOTAL CORPORATE BONDS (Cost $968,920,918)			$1,000,691,607

CAPITAL PREFERRED SECURITIES - 0.6%
Financials - 0.6%
Deutsche Postbank Funding Trust IV
(5.983% 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,334,030
ING Capital Funding Trust III
3.874%, 12/29/2049 (Q)		$1,300,000	1,274,000
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
09/29/2014 (Q)		1,790,000	1,937,675

79

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust II (6.450% to
06/15/2016, then 3 month
LIBOR + 2.000%)
12/15/2065 (S)		$1,842,000	$2,007,780

			6,553,485

TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,361,340)			$6,553,485

CONVERTIBLE BONDS - 0.1%
Financials - 0.1%
Starwood Property Trust, Inc.
4.550%, 03/01/2018		860,000	920,738
Telecommunication Services - 0.0%
Axtel SAB de CV (7.000% until
01/31/2014, then 8.000% until
01/31/2015, then 9.000% thereafter)
01/31/2020 (S)	MXN	2,655,000	280,496

TOTAL CONVERTIBLE BONDS (Cost $1,274,542)			$1,201,234

TERM LOANS (M) - 2.0%
Consumer Discretionary - 0.8%
Equinox Fitness Clubs
9.750%, 05/16/2020		$2,340,000	2,398,500
Gymboree Corp.
5.000%, 02/23/2018		1,170,000	1,147,412
Stockbridge SBE Holdings LLC
13.000%, 05/02/2017		5,410,000	5,734,600

			9,280,512
Consumer Staples - 0.1%
AdvancePierre Foods
9.500%, 10/10/2017		970,000	991,017
Energy - 0.4%
Chesapeake Energy Corp.
5.750%, 12/01/2017		1,810,000	1,855,574
FTS International, Inc.
8.500%, 05/06/2016		2,410,000	2,372,344

			4,227,918
Health Care - 0.1%
Immucor, Inc.
5.000%, 08/17/2018		1,191,933	1,199,383
Industrials - 0.4%
Intelligrated, Inc.
10.500%, 12/31/2019		3,850,000	3,941,438
Information Technology - 0.0%
First Data Corp.
4.195%, 03/23/2018		379,603	377,705
Materials - 0.2%
Kronos Inc.
9.750%, 04/30/2020		1,810,000	1,895,975
Telecommunication Services - 0.0%
Vodafone Group PLC 6.875%, 08/11/2015		2,693	2,727

TOTAL TERM LOANS (Cost $20,538,376)			$21,916,675

COMMON STOCKS - 2.5%
Consumer Discretionary - 0.0%
Bossier Casino
Venture Holdco, Inc. (I) (S)		163,507	$327,015
New Cotai LLC		11	0

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary (continued)
PB Investors II LLC	110,176	$0
William Lyon Homes, Class A (I)	7,324	190,790

		517,805
Financials - 1.8%
Citigroup, Inc.	119,793	6,228,038
KCAD Holdings I, Ltd. (I)	752,218,031	8,913,784
Realogy Holdings Corp. (I)	94,727	4,891,702

		20,033,524
Industrials - 0.6%
DeepOcean Group Holdings AS	151,066	4,018,356
Horizon Lines, Inc. (I) (L)	1,563,813	2,267,529
Nortek, Inc. (I)	2,284	161,365

		6,447,250
Materials - 0.1%
LyondellBasell Industries NV, Class A (L)	7,952	530,001

TOTAL COMMON STOCKS (Cost $21,511,319)		$27,528,580

PREFERRED SECURITIES - 1.7%
Energy - 0.3%
Sanchez Energy Corp. (S)	46,650	$2,679,646
Financials - 1.3%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	48,350	1,358,152
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	494,500	13,163,590

		14,521,742
Industrials - 0.1%
Jack Cooper Holdings Corp. (S)	9,645	983,790
Materials - 0.0%
ArcelorMittal	19,800	417,582

TOTAL PREFERRED SECURITIES (Cost $17,239,654)		$18,602,760

ESCROW CERTIFICATES - 0.0%
Consumer Discretionary - 0.0%
SuperMedia, Inc.
8.000%, 11/15/2016 (I)	6,615,000	0
Health Care - 0.0%
US Oncology, Inc.
Zero Coupon 08/15/2017 (I)	1,800,000	69,750

TOTAL ESCROW CERTIFICATES (Cost $0)		$69,750

WARRANTS - 0.1%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I) (S)	2,163	227,115
SemGroup Corp., Class A (Expiration
Date: 11/30/2014; Strike
Price $25.00) (I)	29,423	825,315

TOTAL WARRANTS (Cost $118,257)		$1,052,430

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock Collateral
Investment Trust, 0.2184% (W) (Y)	2,268,731	$22,706,367

TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,706,021)		$22,706,367

80

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreement - 0.7%
Goldman Sachs Tri-Party Repurchase
Agreement dated 05/31/2013 at 0.060%
to be repurchased at $2,800,014 on
06/03/2013, collateralized by
$2,895,000 Federal National Mortgage
Association, 2.220% due 12/27/2022
(valued at $2,862,431,
including interest)	$2,800,000	$2,800,000
Repurchase Agreement with State
Street Corp. dated 05/31/2013 at
0.010% to be repurchased at $4,955,004
on 06/03/2013, collateralized by
$5,050,000 U.S. Treasury Notes,
0.875% due 02/28/2017 (valued at
$5,097,344, including interest)	4,995,000	4,995,000

		7,795,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,795,000)		$7,795,000

Total Investments (High Yield Fund)
(Cost $1,085,812,492) - 101.3%		$1,126,784,393
Other assets and liabilities, net - (1.3%)		(13,983,552)

TOTAL NET ASSETS - 100.0%		$1,112,800,841

International Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.3%
Argentina - 0.8%
MercadoLibre, Inc.	38,900	$4,458,713
Australia - 3.7%
Brambles, Ltd.	909,919	7,915,809
Cochlear, Ltd.	37,122	2,284,822
Fortescue Metals Group, Ltd.	1,977,555	6,265,372
Woodside Petroleum, Ltd.	145,255	4,949,985

		21,415,988
Brazil - 3.5%
BM&F Bovespa SA	1,191,400	7,726,467
Itau Unibanco Holding SA, ADR	421,190	6,334,698
Vale SA (Preference A Shares), ADR	451,400	6,084,872

		20,146,037
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA, ADR	57,800	2,683,654
China - 11.6%
Baidu, Inc., ADR (I)	288,400	27,870,976
CNOOC, Ltd.	1,874,000	3,290,325
New Oriental Education & Technology
Group, ADR	125,300	2,797,949
Tencent Holdings, Ltd.	770,400	30,386,094
Youku.com, Inc., ADR (I)	118,877	2,431,035

		66,776,379
Denmark - 3.0%
Novo Nordisk A/S, B Shares	64,224	10,310,550
Novozymes A/S, B shares	197,515	6,838,292

		17,148,842

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France - 5.9%
Cie Generale d’Optique
Essilor International SA	35,476	$3,866,237
L’Oreal SA	82,369	13,808,286
PPR	75,529	16,398,106

		34,072,629
Germany - 3.3%
Adidas AG	26,894	2,920,217
Aixtron SE NA (I)	192,099	3,423,760
HeidelbergCement AG	61,334	4,654,553
SMA Solar Technology AG	51,191	1,703,489
Volkswagen AG	28,901	6,195,863

		18,897,882
Hong Kong - 3.4%
AIA Group, Ltd.	2,824,800	12,465,995
Belle International Holdings, Ltd.	1,527,000	2,353,757
Hong Kong Exchanges & Clearing, Ltd.	282,900	4,737,131

		19,556,883
Ireland - 0.6%
James Hardie Industries, Ltd.	365,006	3,448,453
Italy - 4.6%
Fiat SpA (I)	1,852,725	14,636,677
UniCredit SpA	2,150,821	12,160,960

		26,797,637
Japan - 7.3%
Gree, Inc.	219,700	2,192,320
Kyocera Corp.	34,800	3,435,557
Rakuten, Inc.	1,207,700	13,386,279
Sanrio Company, Ltd.	79,800	3,823,048
SMC Corp.	50,100	9,626,840
Softbank Corp.	159,600	7,982,740
Yamada Denki Company, Ltd.	46,970	1,779,015

		42,225,799
Norway - 0.8%
Schibsted ASA	105,267	4,426,527
Peru - 1.6%
Credicorp, Ltd., ADR	67,283	9,259,486
Portugal - 0.8%
Jeronimo Martins SGPS SA	216,493	4,603,821
Russia - 0.4%
Mail.ru Group, Ltd., GDR	79,567	2,216,297
Singapore - 0.4%
Singapore Exchange, Ltd.	413,000	2,411,677
South Africa - 0.2%
Impala Platinum Holdings, Ltd.	114,533	1,201,235
South Korea - 3.2%
Celltrion, Inc. (I)	80,006	2,658,148
NHN Corp.	25,965	6,988,641
Samsung Electronics Company, Ltd.	6,641	8,955,882

		18,602,671
Spain - 6.1%
Banco Popular Espanol SA (I)	4,128,904	3,364,494
Banco Santander SA	1,276,284	9,168,448
Distribuidora Internacional de Alimentacion SA	428,510	3,333,524
Inditex SA	156,094	19,347,160

		35,213,626

81

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Opportunities
Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden - 8.6%
Alfa Laval AB	302,289	$6,536,801
Atlas Copco AB, A Shares	799,608	21,015,074
Elekta AB, B Shares	244,494	3,725,768
Investment AB Kinnevik, B Shares	92,502	2,439,805
Sandvik AB	450,850	6,304,114
Svenska Handelsbanken AB, A Shares	228,213	9,766,936

		49,788,498
Switzerland - 7.5%
ABB, Ltd. (I)	249,976	5,443,156
Cie Financiere Richemont SA, A Shares	185,355	16,291,870
Geberit AG	28,786	7,163,779
Syngenta AG	28,531	11,195,690
The Swatch Group AG, BR Shares	6,050	3,434,509

		43,529,004
Taiwan - 0.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,395,000	5,074,262
Turkey - 2.6%
BIM Birlesik Magazalar AS	57,719	2,719,332
Turkiye Garanti Bankasi AS	2,396,052	12,297,610

		15,016,942
United Kingdom - 16.0%
Aggreko PLC	201,228	5,436,798
ARM Holdings PLC	1,064,719	15,543,278
BG Group PLC	227,989	4,149,367
BHP Billiton PLC	107,082	3,098,732
British American Tobacco PLC	152,373	8,368,510
Meggitt PLC	993,375	7,950,918
Prudential PLC	1,092,607	18,414,431
Rolls-Royce Holdings PLC	893,308	16,156,314
Standard Chartered PLC	584,365	13,437,579

		92,555,927

TOTAL COMMON STOCKS (Cost $474,835,653)		$561,528,869

PREFERRED SECURITIES - 1.4%
Germany - 1.4%
Porsche Automobil Holding SE	92,895	7,732,093
United Kingdom - 0.0%
Rolls-Royce Holdings PLC, C Shares	106,303,652	161,518

TOTAL PREFERRED SECURITIES (Cost $4,933,928)		$7,893,611

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	8,039,475	8,039,475

TOTAL SHORT-TERM INVESTMENTS (Cost $8,039,475)		$8,039,475

Total Investments (International Growth Opportunities Fund)
(Cost $487,809,056) - 100.1%		$577,461,955
Other assets and liabilities, net - (0.1%)		(477,883)

TOTAL NET ASSETS - 100.0%		$576,984,072

International Growth Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.2%
Australia - 3.8%
BHP Billiton, Ltd.	110,144	$3,589,468
Brambles, Ltd.	1,022,257	8,893,092
CSL, Ltd.	72,481	4,108,917
WorleyParsons, Ltd.	236,757	4,628,746

		21,220,223
Belgium - 1.6%
Anheuser-Busch InBev NV	93,732	8,640,192
Brazil - 2.8%
Banco Bradesco SA, ADR	646,859	10,433,836
BM&F Bovespa SA	771,900	5,005,925

		15,439,761
Canada - 8.8%
Agrium, Inc.	47,031	4,348,581
Canadian National Railway Company	47,766	4,847,322
Canadian Natural Resources, Ltd.	85,371	2,544,455
Cenovus Energy, Inc.	168,351	5,040,381
CGI Group, Inc., Class A (I)	301,366	9,226,291
Fairfax Financial Holdings, Ltd.	14,183	5,727,237
Potash Corp. of Saskatchewan, Inc.	145,315	6,146,190
Suncor Energy, Inc.	355,131	10,772,964

		48,653,421
China - 4.1%
Baidu, Inc., ADR (I)	102,546	9,910,045
CNOOC, Ltd.	3,977,907	6,984,315
Industrial & Commercial Bank of China, Ltd.,
H Shares	8,556,539	6,007,090

		22,901,450
Denmark - 0.9%
Novo Nordisk A/S, Class B	29,732	4,773,189
France - 4.0%
Eutelsat Communications	115,916	3,581,191
Publicis Groupe SA	130,665	9,290,493
Schneider Electric SA	83,452	6,530,773
Sodexo	30,055	2,538,981

		21,941,438
Germany - 7.7%
Adidas AG	93,143	10,113,696
Allianz SE	38,468	5,945,034
Deutsche Boerse AG	78,558	5,084,708
Deutsche Post AG	222,936	5,626,299
Fresenius Medical Care AG	57,844	3,934,228
SAP AG	158,333	12,059,597

		42,763,562
Hong Kong - 3.9%
Belle International Holdings, Ltd.	2,821,000	4,348,362
China Mobile, Ltd.	402,034	4,189,760
Galaxy Entertainment Group, Ltd. (I)	1,399,910	7,288,855
Hutchison Whampoa, Ltd.	546,410	5,800,978

		21,627,955
Ireland - 1.0%
Shire PLC	172,455	5,670,023
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR	238,915	9,126,553
Japan - 4.9%
Denso Corp.	100,553	4,173,278
FANUC Corp.	38,588	5,702,593
Keyence Corp.	18,373	5,630,433

82

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Komatsu, Ltd.	107,717	$2,717,526
Toyota Motor Corp.	149,670	8,828,659

		27,052,489
Mexico - 2.5%
America Movil SAB de CV, Series L, ADR	159,562	3,176,879
Fomento Economico Mexicano SAB
de CV, ADR	31,020	3,368,462
Grupo Televisa SA, ADR	269,630	7,031,950

		13,577,291
Netherlands - 2.7%
Royal Dutch Shell PLC, B Shares	242,485	8,377,511
Unilever NV	167,536	6,793,148

		15,170,659
Russia - 0.4%
Gazprom OAO, ADR (I)	275,131	2,069,782
Singapore - 3.5%
Avago Technologies, Ltd.	205,763	7,759,323
Keppel Corp., Ltd.	769,135	6,348,234
United Overseas Bank, Ltd.	302,834	5,115,646

		19,223,203
South Korea - 3.3%
Hyundai Mobis	35,192	8,825,106
NHN Corp.	19,265	5,185,295
Samsung Electronics Company, Ltd.	3,037	4,095,620

		18,106,021
Spain - 1.5%
Amadeus IT Holding SA, A Shares	269,371	8,212,109
Sweden - 4.5%
Ericsson (LM), B Shares	374,868	4,384,377
Investor AB, B Shares	230,294	6,599,345
Kinnevik Investment AB, B Shares	156,755	4,134,522
Swedbank AB, A Shares	213,155	5,048,198
Volvo AB, B Shares	313,464	4,573,128

		24,739,570
Switzerland - 9.8%
ABB, Ltd. (I)	314,140	6,840,309
Informa PLC	610,740	4,697,427
Julius Baer Group, Ltd. (I)	172,882	6,773,523
Nestle SA	116,894	7,713,469
Novartis AG	86,471	6,196,143
Roche Holdings AG	44,141	10,922,263
Syngenta AG	19,676	7,720,949
UBS AG (I)	206,824	3,597,289

		54,461,372
Taiwan - 1.1%
Taiwan Semiconductor
Manufacturing Company, Ltd. (I)	1,678,000	6,103,665
Turkey - 0.9%
Akbank T.A.S.	1,093,505	5,180,190
United Kingdom - 15.9%
BG Group PLC (I)	360,617	6,563,177
British American Tobacco PLC	222,476	12,218,652
British Sky Broadcasting Group PLC	563,354	6,672,385
Centrica PLC	819,954	4,726,776
Compass Group PLC	958,255	12,576,708
Imperial Tobacco Group PLC	229,730	8,226,968
Kingfisher PLC	949,262	4,967,443

International Growth Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Next PLC	68,944	$4,813,188
Reed Elsevier PLC	1,201,640	13,463,276
Smith & Nephew PLC	385,713	4,483,261
WPP PLC	554,815	9,476,325

		88,188,159

TOTAL COMMON STOCKS (Cost $431,322,906)		$504,842,277

PREFERRED SECURITIES - 1.1%
Germany - 1.1%
Volkswagen AG	27,815	6,065,935

TOTAL PREFERRED SECURITIES (Cost $4,362,137)		$6,065,935

SHORT-TERM INVESTMENTS - 7.8%
Money Market Funds - 7.8%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	43,146,524	43,146,524

TOTAL SHORT-TERM INVESTMENTS (Cost $43,146,524)		$43,146,524

Total Investments (International Growth Stock Fund)
(Cost $478,831,567) - 100.1%		$554,054,736
Other assets and liabilities, net - (0.1%)		(494,298)

TOTAL NET ASSETS - 100.0%		$553,560,438

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.8%
Australia - 1.0%
Billabong International, Ltd. (I)(L)	917,753	$399,643
Emeco Holdings, Ltd.	5,289,136	2,052,030
Pacific Brands, Ltd.	2,267,336	1,643,259

		4,094,932
Austria - 1.2%
Wienerberger AG (L)	374,415	4,650,872
Bahamas - 1.5%
Steiner Leisure, Ltd. (I)	117,810	5,983,570
Belgium - 1.8%
Barco NV	84,270	7,300,165
Brazil - 0.5%
Diagnosticos da America SA	373,800	1,949,457
Canada - 8.7%
ATS Automation Tooling Systems, Inc. (I)	335,020	3,312,231
Canaccord Financial, Inc. (L)	517,506	3,124,753
Dorel Industries, Inc., Class B	130,600	5,196,286
Enerflex, Ltd.	224,700	2,882,575
Ensign Energy Services, Inc.	244,500	4,002,088
Genworth MI Canada, Inc.	169,400	3,981,942
HudBay Minerals, Inc.	554,170	4,409,841
Mullen Group, Ltd.	201,570	4,180,135
Trican Well Service, Ltd.	276,900	3,880,740

		34,970,591
China - 3.8%
Kingdee International Software
Group Company, Ltd. (I)	23,814,000	5,254,529
People’s Food Holdings, Ltd. (L)	3,261,704	3,134,536

83

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Prince Frog International Holdings Ltd. (L)	3,545,200	$2,418,413
Sinotrans, Ltd., H Shares	7,350,000	1,481,752
Springland International Holdings, Ltd.	6,373,000	3,186,829

		15,476,059
Finland - 4.2%
Amer Sports OYJ	470,088	8,578,776
Huhtamaki OYJ	430,096	8,143,672

		16,722,448
France - 1.5%
Beneteau SA (I)	175,500	1,847,001
IPSOS	111,190	3,988,278

		5,835,279
Germany - 3.6%
Gerresheimer AG	82,310	4,946,782
Gildemeister AG	93,300	2,162,594
Jenoptik AG	200,795	2,452,008
Kloeckner & Company SE (I)	308,185	3,919,363
Leoni AG	20,558	1,042,396

		14,523,143
Greece - 0.6%
JUMBO SA (I)	243,010	2,405,920
Hong Kong - 6.7%
Dah Sing Financial Holdings, Ltd.	1,014,774	4,522,209
MIE Holdings Corp.	4,801,200	1,132,655
Stella International Holdings, Ltd.	2,095,000	5,847,684
Techtronic Industries Company	3,455,000	8,722,755
Texwinca Holdings, Ltd.	1,552,107	1,638,846
Yingde Gases	4,048,000	4,351,016
Yue Yuen Industrial Holdings, Ltd.	315,140	910,432

		27,125,597
Ireland - 0.7%
UBM PLC	255,680	2,790,506
Italy - 1.6%
Amplifon SpA (L)	396,324	1,953,365
Azimut Holding SpA	245,329	4,647,884

		6,601,249
Japan - 13.0%
Asahi Company, Ltd. (I)(L)	170,000	2,771,675
Asics Corp.	419,100	6,376,772
CAPCOM Company, Ltd.	125,800	2,021,342
Descente, Ltd.	807,860	5,538,241
En-Japan, Inc. (I)	2,287	3,992,300
Keihin Corp.	233,800	3,366,282
Kobayashi Pharmaceutical Company, Ltd.	137,400	6,554,547
Megane TOP Company, Ltd. (I)	148,000	2,046,863
Meitec Corp.	253,911	5,956,566
Nissin Kogyo Company, Ltd.	98,910	1,833,845
Seria Company, Ltd. (L)	83,700	2,120,236
Shinko Plantech Company, Ltd.	469,700	3,396,486
Square Enix Company, Ltd.	159,800	2,088,066
Tokai Rika Company, Ltd.	219,000	4,059,077

		52,122,298
Liechtenstein - 0.4%
Verwaltungs & Privat Bank AG	23,205	1,689,000
Luxembourg - 0.6%
Oriflame Cosmetics SA SDR (L)	74,050	2,450,694

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 5.0%
Aalberts Industries NV	265,241	$5,984,626
Accell Group	187,804	3,195,975
Arcadis NV	150,800	4,188,030
Royal Imtech NV (I)(L)	167,970	2,019,054
TKH Group NV	109,988	2,822,334
USG People NV	271,994	2,056,128

		20,266,147
Norway - 1.3%
Tomra Systems ASA	593,950	5,309,768
Singapore - 0.5%
Sakari Resources, Ltd.	1,380,000	2,047,263
South Korea - 10.4%
Binggrae Company, Ltd.	39,597	3,971,504
BS Financial Group, Inc.	441,230	6,077,963
DGB Financial Group, Inc.	338,480	5,055,344
Hyundai Mipo Dockyard	50,528	6,089,147
KIWOOM Securities Company, Ltd.	43,790	2,473,077
Korea Investment Holdings Company, Ltd.	49,490	1,950,109
Mirae Asset Securities Company, Ltd.	126,310	5,251,302
Sindoh Company, Ltd.	87,477	5,570,126
Youngone Corp.	142,290	5,296,614

		41,735,186
Spain - 2.3%
Construcciones y Auxiliar de Ferrocarriles SA	10,894	4,491,556
Melia Hotels International SA	235,424	1,726,375
Tecnicas Reunidas SA	59,412	2,871,928

		9,089,859
Sweden - 0.4%
Duni AB	202,300	1,755,270
Switzerland - 3.6%
Logitech International SA (L)	310,720	2,147,075
Nobel Biocare Holding AG (I)(L)	393,500	4,759,628
Panalpina Welttransport Holding AG (L)	46,490	4,612,311
Vontobel Holding AG	89,146	2,797,145

		14,316,159
Taiwan - 5.3%
D-Link Corp.	8,646,668	5,133,943
Giant Manufacturing Company, Ltd.	781,746	5,431,844
Simplo Technology Company, Ltd. (I)	1,354,300	6,140,951
Ta Chong Bank, Ltd. (I)	6,964,972	2,403,026
Tripod Technology Corp.	915,000	2,095,479

		21,205,243
Thailand - 1.1%
Bank of Ayudhya PCL	2,433,810	2,839,904
Glow Energy PCL	751,388	1,737,313

		4,577,217
Turkey - 0.4%
Aygaz AS	303,319	1,706,140
United Kingdom - 10.1%
African Minerals, Ltd. (I)	730,502	2,779,629
Bellway PLC	199,406	3,856,445
Bodycote PLC	407,025	3,401,584
Bovis Homes Group PLC	350,650	3,991,345
Debenhams PLC	1,283,560	1,799,318
Dignity PLC	153,590	3,149,989
Fiberweb PLC	1,605,953	1,817,869
Greggs PLC	527,240	3,256,602
Homeserve PLC	912,250	3,619,716

84

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Laird PLC	1,683,800	$5,384,062
Man Group PLC	2,057,578	3,536,222
Persimmon PLC (I)	218,535	4,031,426

		40,624,207

TOTAL COMMON STOCKS (Cost $285,098,238)		$369,324,239

PREFERRED SECURITIES - 0.5%
Germany - 0.5%
Draegerwerk AG & Company KGaA (L)	15,100	1,883,059

TOTAL PREFERRED SECURITIES (Cost $1,949,449)		$1,883,059

INVESTMENT COMPANIES - 1.4%
iShares MSCI EAFE Small Cap Index Fund	132,900	5,809,059

TOTAL INVESTMENT COMPANIES (Cost $6,150,133)		$5,809,059

SECURITIES LENDING COLLATERAL - 5.9%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	2,380,186	23,821,857

TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,821,185)		$23,821,857

SHORT-TERM INVESTMENTS - 5.7%
Time Deposits - 5.7%
Bank of Montreal, 0.0500%, 06/03/2013 *	$13,000,000	$13,000,000
Royal Bank of Canada, 0.040%, 06/03/2013 *	10,000,000	10,000,000

		23,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $23,000,000)		$23,000,000

Total Investments (International Small Cap Fund)
(Cost $340,019,005) - 105.3%		$423,838,214
Other assets and liabilities, net - (5.3%)		(21,488,451)

TOTAL NET ASSETS - 100.0%		$402,349,763

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.0%
Australia - 5.4%
Adelaide Brighton, Ltd.	55,737	$176,123
Aditya Birla Minerals, Ltd.	40,783	14,866
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	5,216	18,261
AJ Lucas Group, Ltd. (I)	6,727	8,971
Alkane Resources, Ltd. (I)	43,417	16,910
Alliance Resources, Ltd. (I)	40,937	4,719
Alumina, Ltd. (I)	51,078	49,706
Amalgamated Holdings, Ltd.	18,031	146,532
Amcom Telecommunications, Ltd.	28,416	45,933
Ampella Mining, Ltd. (I)	3,883	722
Ansell, Ltd.	11,519	189,340
Antares Energy, Ltd. (I)	12,749	4,132
AP Eagers, Ltd.	2,003	8,551
APN News & Media, Ltd.	79,945	21,515
Aquila Resources, Ltd. (I)	17,369	35,373
Arafura Resources, Ltd. (I)	26,667	2,531
ARB Corp., Ltd.	8,257	98,201

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Aristocrat Leisure, Ltd.	61,621	$254,121
Arrium, Ltd.	222,193	169,853
ASG Group, Ltd. (I)	11,121	3,120
Atlas Iron, Ltd.	124,328	90,059
Aurora Oil and Gas, Ltd. (I)	59,839	176,875
Ausdrill, Ltd.	44,106	53,524
Ausenco, Ltd.	12,984	26,969
Austal, Ltd. (I)	23,881	15,383
Austbrokers Holdings, Ltd. (I)	3,892	38,486
Austin Engineering, Ltd.	10,508	43,209
Australian Agricultural Company, Ltd. (I)	53,324	57,338
Australian Infrastructure Fund (I)	105,229	17,039
Australian Pharmaceutical Industries, Ltd. (I)	56,375	24,156
Automotive Holdings Group	26,456	92,906
AVJennings, Ltd. (I)	46,118	19,468
AWE, Ltd. (I)	114,223	141,158
Bandanna Energy, Ltd. (I)	26,297	2,792
Bank of Queensland, Ltd.	9,043	75,396
BC Iron, Ltd.	17,761	49,994
Beach Energy, Ltd.	216,114	248,310
Beadell Resources, Ltd. (I)	17,651	11,710
Berkeley Resources, Ltd. (I)	4,742	1,230
Billabong International, Ltd. (I)	23,340	10,164
Blackmores, Ltd.	1,957	51,860
Blackthorn Resources, Ltd. (I)	4,781	1,550
BlueScope Steel, Ltd. (I)	28,201	139,283
Boom Logistics, Ltd. (I)	42,444	4,448
Bradken, Ltd.	33,593	148,349
Breville Group, Ltd.	19,121	138,164
Brickworks, Ltd.	6,001	69,533
BT Investment Management, Ltd.	2,281	7,518
Cabcharge Australia, Ltd.	26,721	101,626
Cape Lambert Iron Ore, Ltd. (I)	117,043	13,230
Cardno, Ltd.	19,066	97,225
Carnarvon Petroleum, Ltd. (I)	75,535	3,372
Carsales.com.au, Ltd.	32,984	288,008
Cash Converters International, Ltd.	39,588	42,100
Cedar Woods Properties, Ltd.	8,478	41,718
Ceramic Fuel Cells, Ltd. (I)(L)	126,217	5,511
Challenger, Ltd.	15,400	59,154
Clough, Ltd.	40,434	44,821
Coal of Africa, Ltd. (I)(L)	45,649	8,068
Coalspur Mines, Ltd. (I)(L)	27,065	6,092
Cockatoo Coal, Ltd. (I)	87,990	3,178
Codan, Ltd.	15,311	43,673
Coffey International, Ltd. (I)	31,524	4,460
Compass Resources, Ltd. (I)	15,577	0
Credit Corp. Group, Ltd.	4,455	41,525
CSG, Ltd. (I)	13,045	10,205
CSR, Ltd.	100,070	205,668
CuDECO, Ltd. (I)	21,846	78,231
Cue Energy Resources, Ltd. (I)	32,865	3,601
Data#3, Ltd.	16,909	19,159
David Jones, Ltd.	88,493	212,167
Decmil Group, Ltd.	21,310	34,158
Deep Yellow, Ltd. (I)	56,297	2,120
Discovery Metals, Ltd. (I)	78,992	14,010
Domino’s Pizza Enterprises, Ltd. (I)	1,821	20,739
Downer EDI, Ltd.	63,930	224,714
Dragon Mining, Ltd. (I)	2,230	533
Drillsearch Energy, Ltd. (I)(L)	67,189	71,796
DUET Group	148,602	329,356
DuluxGroup, Ltd.	54,229	237,698

85

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
DWS Advanced Business Solutions, Ltd.	3,765	$5,532
Elders, Ltd. (I)	40,650	3,828
Elemental Minerals, Ltd. (I)(L)	11,100	4,585
Emeco Holdings, Ltd.	145,230	56,345
Energy Resources of Australia, Ltd. (I)	28,686	32,136
Energy World Corp., Ltd. (I)	141,335	51,878
Envestra, Ltd.	165,488	161,264
Euroz, Ltd.	2,668	2,563
Evolution Mining, Ltd. (I)	72,052	55,194
Fairfax Media, Ltd.	263,382	155,361
FAR, Ltd. (I)	83,631	2,446
FKP Property Group	36,440	48,859
Fleetwood Corp., Ltd.	11,371	42,830
FlexiGroup, Ltd.	70,555	303,409
Flight Centre, Ltd.	4,986	186,253
Flinders Mines, Ltd. (I)	121,835	4,977
Focus Minerals, Ltd. (I)	509,833	5,969
Forge Group, Ltd.	8,127	36,187
G8 Education, Ltd.	19,260	42,519
Galaxy Resources, Ltd. (I)	16,452	3,621
Geodynamics, Ltd. (I)	31,447	2,772
Gindalbie Metals, Ltd. (I)(L)	66,233	7,528
Global Construction Services, Ltd.	1,732	717
Goodman Fielder, Ltd. (I)	345,314	234,785
GrainCorp, Ltd.	33,917	410,649
Grange Resources Corp., Ltd.	51,070	9,110
Greenland Minerals & Energy, Ltd. (I)	39,312	10,109
Gryphon Minerals, Ltd. (I)	26,258	4,885
GUD Holdings, Ltd.	12,931	86,311
Gujarat NRE Coking Coal, Ltd. (I)	21,875	3,182
Gunns, Ltd. (I)	100,882	0
GWA International, Ltd.	39,225	79,611
Hastie Group, Ltd. (I)	3,144	481
Hills Industries, Ltd.	32,878	32,236
Horizon Oil, Ltd. (I)	167,896	59,934
Icon Energy, Ltd. (I)	23,206	3,235
iiNET, Ltd.	26,898	143,790
Imdex, Ltd.	37,597	30,137
IMF Australia, Ltd.	16,845	32,790
Independence Group NL	41,708	128,063
Indophil Resources NL (I)	104,144	29,641
Infigen Energy (I)	70,305	17,127
Infomedia, Ltd.	45,314	21,800
International Ferro Metals, Ltd. (I)	9,556	1,405
Intrepid Mines, Ltd. (I)	48,378	14,845
Invocare, Ltd.	13,905	142,624
IOOF Holdings, Ltd.	29,308	231,879
Iress, Ltd.	17,791	141,698
Iron Ore Holdings, Ltd. (I)	4,139	2,769
Ivanhoe Australia, Ltd. (I)	33,868	3,219
JB Hi-Fi, Ltd. (L)	14,103	201,341
Kagara, Ltd. (I)	47,616	5,469
Karoon Gas Australia, Ltd. (I)	19,998	107,456
Kingsgate Consolidated, Ltd.	22,541	34,982
Kingsrose Mining, Ltd.	22,716	6,905
Linc Energy, Ltd. (I)(L)	58,436	85,070
Liquefied Natural Gas, Ltd. (I)	16,074	2,955
Lycopodium, Ltd.	1,265	5,015
M2 Telecommunications Group, Ltd.	17,408	89,690
MACA, Ltd.	23,922	43,160
Macmahon Holdings, Ltd.	196,782	33,118
Macquarie Atlas Roads Group	34,417	62,228
Marengo Mining, Ltd. (I)	31,237	2,041

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Matrix Composites & Engineering, Ltd. (I)	1,943	$1,510
MaxiTRANS Industries, Ltd.	25,674	29,021
McMillan Shakespeare, Ltd.	2,246	36,237
McPherson’s, Ltd.	20,700	36,324
Medusa Mining, Ltd.	26,583	62,759
Melbourne IT, Ltd.	10,791	22,768
MEO Australia, Ltd. (I)	24,107	1,542
Mermaid Marine Australia, Ltd.	34,599	113,722
Metals X, Ltd. (I)	128,000	15,132
Metminco, Ltd. (I)	88,614	1,427
Mincor Resources NL	36,432	17,975
Mineral Deposits, Ltd. (I)	13,461	35,250
Mineral Resources, Ltd.	16,254	140,075
Mirabela Nickel, Ltd. (I)	82,113	12,574
Molopo Energy, Ltd. (I)	28,437	6,778
Monadelphous Group, Ltd. (L)	8,287	124,529
Mortgage Choice, Ltd.	11,340	23,235
Mount Gibson Iron, Ltd.	158,484	73,789
Myer Holdings, Ltd.	100,977	235,623
Mystate, Ltd.	2,303	10,009
Navitas, Ltd.	34,850	185,666
Neon Energy, Ltd. (I)	57,335	14,331
Newsat, Ltd. (I)	48,646	18,452
Nexus Energy, Ltd. (I)	159,964	14,037
NIB Holdings, Ltd.	65,148	140,489
Noble Mineral Resources, Ltd. (I)	41,564	709
Norfolk Group, Ltd.	9,403	4,002
Northern Iron, Ltd. (I)	26,873	1,907
Northern Star Resources, Ltd.	58,565	44,867
NRW Holdings, Ltd.	30,443	33,333
Nufarm, Ltd.	28,106	122,522
Oakton, Ltd.	9,591	10,896
OceanaGold Corp. (I)	32,452	59,786
Orocobre, Ltd. (I)	3,375	4,869
OrotonGroup, Ltd.	2,980	20,016
OZ Minerals, Ltd.	9,221	34,903
Pacific Brands, Ltd.	174,508	126,475
Paladin Resources, Ltd. (I)	142,810	137,408
Pan Pacific Petroleum NL (I)	67,247	6,698
PanAust, Ltd.	56,485	124,632
Panoramic Resources, Ltd.	27,777	6,072
PaperlinX, Ltd. (I)	65,071	3,655
Peet, Ltd. (I)	44,408	53,284
Perilya, Ltd. (I)	45,690	5,466
Perpetual, Ltd.	6,326	259,198
Perseus Mining, Ltd. (I)	62,541	62,506
Pharmaxis, Ltd. (I)	39,176	5,642
Phosphagenics, Ltd. (I)	73,179	9,388
Platinum Australia, Ltd. (I)	36,499	2,340
PMP, Ltd. (I)	35,022	10,276
Premier Investments, Ltd.	15,519	102,416
Prima Biomed Ltd. (I)	37,664	2,497
Primary Health Care, Ltd.	74,820	361,366
Prime Media Group, Ltd.	15,587	14,550
PrimeAG Australia, Ltd. (I)	13,206	10,842
Programmed Maintenance Services, Ltd.	21,300	48,766
QRxPharma, Ltd. (I)	3,546	4,070
Ramelius Resources, Ltd. (I)	58,054	9,135
RCR Tomlinson, Ltd.	22,598	49,555
REA Group, Ltd.	8,788	244,418
Reckon, Ltd.	14,138	34,200
Red Fork Energy, Ltd. (I)	68,456	35,591
Redflex Holdings, Ltd.	5,472	5,768

86

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Reed Resources, Ltd. (I)	14,900	$1,015
Regis Resources, Ltd. (I)	41,910	159,379
Resolute Mining, Ltd.	109,518	81,630
Resource Generation, Ltd. (I)	9,069	1,736
Retail Food Group, Ltd.	13,953	51,101
Rex Minerals, Ltd. (I)	25,561	6,045
Rialto Energy, Ltd. (I)	28,425	1,023
Ridley Corp., Ltd. (I)	33,146	25,416
Roc Oil Company, Ltd. (I)	118,646	48,723
SAI Global, Ltd.	34,430	125,605
Salmat, Ltd.	15,825	30,159
Samson Oil & Gas, Ltd. (I)	96,490	2,228
Sandfire Resources NL (I)	8,979	54,333
Saracen Mineral Holdings, Ltd. (I)	98,456	13,356
Sedgman, Ltd.	15,038	7,681
Select Harvests, Ltd.	3,720	11,239
Senex Energy, Ltd. (I)	106,492	60,994
Servcorp, Ltd.	10,693	35,707
Service Stream, Ltd.	18,617	2,659
Seven Group Holdings, Ltd. (I)	774	5,370
Seven West Media, Ltd.	11,726	24,393
Sigma Pharmaceuticals, Ltd.	183,119	139,628
Silex Systems, Ltd. (I)	16,887	38,951
Silver Lake Resources, Ltd. (I)	42,292	32,035
Sirtex Medical, Ltd.	5,106	55,586
Skilled Group, Ltd.	31,062	73,747
Slater & Gordon, Ltd.	4,234	11,668
SMS Management & Technology, Ltd.	12,633	59,512
Southern Cross Electrical Engineering, Ltd.	1,200	1,156
Southern Cross Media Group, Ltd.	89,423	120,556
Specialty Fashion Group, Ltd.	51,331	46,759
St. Barbara, Ltd. (I)	94,501	60,642
Starpharma Holdings, Ltd. (I)	29,521	24,078
Straits Metals, Ltd. (I)	26,787	326
Strike Energy, Ltd. (I)	35,002	2,981
STW Communications Group, Ltd.	58,231	82,398
Sundance Energy Australia, Ltd. (I)	5,097	4,195
Sundance Energy Australia, Ltd. (I)	36,756	32,449
Sundance Resources, Ltd. (I)	390,505	34,329
Super Cheap Auto Group, Ltd.	19,769	207,950
Swick Mining Services, Ltd.	30,800	8,807
Talon Petroleum, Ltd. (I)	7,145	369
Tanami Gold NL (I)	35,275	2,670
Tap Oil, Ltd. (I)	33,645	16,694
Tassal Group, Ltd.	17,959	35,220
Technology One, Ltd.	32,670	54,064
Ten Network Holdings, Ltd. (I)	390,193	106,266
TFS Corp., Ltd. (I)	25,702	11,571
The Reject Shop, Ltd.	5,605	88,064
The Trust Company, Ltd.	3,112	19,103
Thorn Group, Ltd.	15,982	33,361
Tiger Resources, Ltd. (I)	161,281	34,115
Tox Free Solutions, Ltd.	21,042	69,754
TPG Telecom, Ltd.	56,387	184,840
Transfield Services, Ltd.	79,262	69,559
Transpacific Industries Group, Ltd. (I)	158,644	134,097
Troy Resources NL (L)	16,658	26,976
UGL, Ltd.	5,863	39,740
Unity Mining, Ltd. (I)	20,172	1,394
UXC, Ltd.	45,620	43,924
Village Roadshow, Ltd.	20,000	101,558
Virgin Australia Holdings, Ltd. (I)	252,517	113,653

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Virgin Australia
Holdings, Ltd. (U.S. Exchange) (I)	252,517	$1,208
Warrnambool Cheese & Butter Factory
Company Holding, Ltd.	2,490	9,832
Watpac, Ltd. (I)	13,238	7,250
WDS, Ltd.	18,432	6,453
Webjet, Ltd.	5,758	24,327
Western Areas NL	18,513	53,080
Western Desert Resources, Ltd. (I)	29,817	19,984
White Energy Company, Ltd. (I)	29,677	4,777
WHK Group, Ltd.	28,763	18,390
Wide Bay Australia, Ltd.	4,752	27,212
Windimurra Vanadium, Ltd. (I)	3,366	0
Wotif.com Holdings, Ltd.	16,900	89,367

		15,750,480
Austria - 0.8%
A-TEC Industries AG (I)	1,566	0
Agrana Beteiligungs AG	618	89,562
AMS AG	1,846	177,791
Austria Technologie & Systemtechnik AG	1,038	9,368
CA Immobilien Anlagen AG (I)	1,728	23,320
CAT Oil AG	2,882	41,104
DO & CO AG	463	23,145
EVN AG	5,328	69,472
Flughafen Wien AG	2,189	132,306
Kapsch Trafficcom AG	1,178	60,534
Lenzing AG	1,736	133,578
Mayr-Melnhof Karton AG	1,529	166,482
Oesterreichische Post AG	7,928	326,227
Palfinger AG	2,862	98,177
Polytec Holding AG	3,684	29,793
RHI AG	5,444	190,556
Rosenbauer International AG	546	36,230
S IMMO AG (I)	10,343	67,020
S&T AG (I)	630	1,879
Schoeller-Bleckmann Oilfield Equipment AG	2,277	233,189
Semperit AG Holding	2,322	89,915
Strabag SE	1,258	27,110
Uniqa Versicherungen AG	6,478	95,252
Wienerberger AG	18,863	234,311
Zumtobel AG	4,868	57,038

		2,413,359
Bahamas - 0.0%
United International Enterprises	358	60,479
Belgium - 1.1%
Ablynx NV (I)	2,975	23,587
Ackermans & Van Haaren NV	4,982	432,464
AGFA Gevaert NV (I)	44,471	85,806
AGFA Gevaert NV, ADR - Strip VVPR (I)	5,388	7
Arseus NV	4,487	117,417
Atenor Group	171	7,357
Banque Nationale de Belgique	33	116,464
Barco NV	2,633	228,092
Bekaert SA	103	2,980
Compagnie d’Entreprises CFE	1,887	114,710
Compagnie Immobiliere de Belgique SA	440	18,394
Compagnie Maritime Belge SA	2,216	44,061
D’ieteren SA	4,980	217,861
Deceuninck Plastics NV (I)	2,954	4,904
Econocom Group	10,344	78,919
Elia System Operator SA	6,605	274,586
Elia System Operator SA - Strip VVPR (I)	576	1

87

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Euronav NV (I)	3,699	$20,170
EVS Broadcast Equipment SA	2,684	187,676
Exmar NV	7,510	80,401
Galapagos NV (I)	4,233	90,657
Gimv NV	607	31,446
Ion Beam Applications SA (I)	2,739	21,887
Kinepolis Group NV	936	125,173
Lotus Bakeries SA	34	27,889
Melexis NV	4,518	91,226
Mobistar SA	1,644	36,104
Nyrstar (I)	24,075	122,859
Nyrstar - Strip VVPR (I)	7,875	10
Picanol (I)	46	1,285
Recticel SA	3,340	23,469
Roularta Media Group NV (I)	668	10,991
Sapec SA	305	20,859
Sipef SA	1,363	93,765
Tessenderlo Chemie NV	6,449	183,338
ThromboGenics NV (I)(L)	6,765	280,335
Van de Velde NV	1,542	70,077

		3,287,227
Bermuda - 0.4%
Archer, Ltd. (I)	19,203	13,189
Catlin Group, Ltd.	74,830	570,085
Frontline, Ltd. (I)	11,160	19,835
Golden Ocean Group, Ltd. (I)	54,737	60,176
Hiscox, Ltd.	57,006	479,369
Hoegh LNG Holdings, Ltd. (I)	1,833	14,425
Northern Offshore, Ltd.	18,330	26,532

		1,183,611
Canada - 9.1%
5N Plus, Inc. (I)	3,689	7,543
Aastra Technologies, Ltd	834	16,193
Absolute Software Corp.	7,265	50,103
Advantage Oil & Gas, Ltd. (I)	42,267	183,459
Aecon Group, Inc.	13,228	142,136
AG Growth International, Inc.	2,800	95,769
AGF Management, Ltd., Class B	13,999	153,797
Aimia, Inc.	11,394	163,203
Ainsworth Lumber Company, Ltd. (I)	6,403	23,407
Akita Drilling, Ltd.	300	3,516
Alamos Gold, Inc. (L)	17,060	247,323
Alexco Resource Corp. (I)	6,700	10,146
Algoma Central Corp.	1,600	22,517
Algonquin Power & Utilities Corp.	29,453	219,601
Alliance Grain Traders, Inc.	1,814	23,936
Alterra Power Corp. (I)	16,806	4,296
Altius Minerals Corp. (I)	2,400	22,918
Altus Group, Ltd.	2,500	19,966
Amica Mature Lifestyles, Inc.	1,000	8,816
Anderson Energy, Ltd. (I)	20,300	3,427
Angle Energy, Inc. (I)	12,103	37,590
Antrim Energy, Inc. (I)	500	63
Arsenal Energy, Inc. (I)	37,930	15,366
Asanko Gold, Inc. (I)	3,731	9,285
Astral Media, Inc.	8,440	395,644
Atrium Innovations, Inc. (I)	4,900	67,303
ATS Automation Tooling Systems, Inc. (I)	13,491	133,381
Augusta Resource Corp. (I)	13,400	33,605
Aura Minerals, Inc. (I)	11,783	2,159
AuRico Gold, Inc.	31,499	160,115
Aurizon Mines, Ltd. (I)(L)	34,546	127,954

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Aurizon Mines, Ltd. (U.S. Exchange) (I)(L)	5,200	$20,020
Autocanada, Inc.	1,900	52,597
Avalon Rare Metals, Inc. (I)	8,025	6,812
Axia NetMedia Corp. (I)	9,200	12,512
B2Gold Corp. (I)	61,675	155,266
Badger Daylighting, Ltd.	1,650	78,764
Ballard Power Systems, Inc. (I)(L)	9,800	16,542
Bankers Petroleum, Ltd. (I)	52,186	148,492
Bellatrix Exploration, Ltd. (I)	20,706	108,848
Birch Mountain Resources, Ltd. (I)	11,200	7
Birchcliff Energy, Ltd. (I)	21,253	183,472
Bird Construction, Inc.	1,842	21,747
Black Diamond Group, Ltd.	6,132	140,828
BlackPearl Resources, Inc. (I)	55,740	114,518
BMTC Group, Inc., Class A (I)	3,096	42,853
Bonterra Energy Corp.	1,850	91,880
Boralex, Inc. (I)	3,600	37,849
Brigus Gold Corp. (I)	11,925	7,822
Brookfield Residential Properties, Inc. (I)	2,187	48,027
Burcon Nutrascience Corp. (I)	1,800	4,775
Calfrac Well Services, Ltd.	6,997	187,622
Calian Technologies, Ltd.	500	9,636
Calvalley Petroleums, Inc. (I)	6,543	11,612
Canaccord Financial, Inc. (L)	16,992	102,599
Canacol Energy, Ltd. (I)	2,971	7,623
Canada Bread Company, Ltd.	2,640	145,757
Canada Lithium Corp. (I)	47,728	23,939
Canadian Energy Services & Technology Corp.	5,784	85,302
Canadian Western Bank	8,897	243,718
Canam Group, Inc. (I)	5,270	47,731
Candente Copper Corp. (I)	8,600	1,991
CanElson Drilling, Inc.	7,200	35,071
Canexus Corp.	17,700	156,043
Canfor Corp. (I)	19,501	326,913
Canfor Pulp Products, Inc.	7,179	58,858
Cangene Corp. (I)	3,800	10,959
Canwel Building Materials Group, Ltd.	3,200	7,871
Canyon Services Group, Inc.	10,200	114,815
Capital Power Corp.	12,162	252,214
Capstone Infrastructure Corp.	14,062	55,746
Capstone Mining Corp. (I)	53,400	117,436
Cardero Resource Corp. (I)	7,700	1,188
Carpathian Gold, Inc. (I)	20,000	4,244
Cascades, Inc.	15,718	78,230
Cathedral Energy Services, Ltd.	6,400	28,396
CCL Industries, Inc.	4,178	266,094
Celestica, Inc. (I)	41,304	380,869
Centerra Gold, Inc.	24,076	88,710
Cequence Energy, Ltd. (I)	14,292	24,124
China Gold
International Resources Corp., Ltd. (I)	34,900	114,117
Chinook Energy, Inc. (I)	4,791	5,361
Churchill Corp.	3,100	24,220
Cineplex, Inc.	10,770	355,797
Claude Resources, Inc. (I)	21,200	5,521
Cline Mining Corp. (I)	9,200	399
CML Healthcare, Inc.	16,261	119,360
Coastal Contacts, Inc. (I)	1,000	5,758
Cogeco Cable, Inc.	2,852	124,011
Cogeco, Inc.	800	32,177
Colabor Group, Inc.	3,600	15,001
COM DEV International, Ltd. (I)	15,400	54,663
Computer Modelling Group, Ltd.	4,800	107,320

88

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Connacher Oil and Gas, Ltd. (I)	57,057	$4,128
Constellation Software, Inc.	1,700	249,240
Contrans Group, Inc., Class A	5,360	57,129
Copper Mountain Mining Corp. (I)(L)	16,975	25,706
Corby Distilleries, Ltd.	3,522	68,928
Corridor Resources, Inc. (I)	11,000	7,851
Corus Entertainment, Inc.	19,590	453,683
Cott Corp.	8,000	65,520
Cott Corp. (U.S. Exchange)	9,183	75,200
Crew Energy, Inc. (I)	22,573	133,032
Crocotta Energy, Inc. (I)	6,200	19,256
Davis & Henderson Corp.	8,651	195,925
Deethree Exploration, Ltd. (I)	12,500	85,242
Delphi Energy Corp. (I)	14,748	19,773
Denison Mines Corp. (I)	61,899	79,407
DHX Media, Ltd.	3,700	10,171
DirectCash Payments, Inc.	1,024	25,107
Dominion Diamond Corp. (I)	2,500	37,575
Dominion Diamond Corp. (I)	10,720	163,269
Dorel Industries, Inc., Class B	5,474	217,798
DragonWave, Inc. (I)	4,900	13,132
DragonWave, Inc. (I)	2,598	6,966
Duluth Metals, Ltd. (I)	17,000	25,088
Dundee Precious Metals, Inc. (I)	19,524	95,478
E-L Financial Corp., Ltd.	74	42,255
Eastern Platinum, Ltd. (I)	112,023	8,104
Easyhome, Ltd.	700	6,232
Eco Oro Minerals Corp. (I)	4,600	3,505
Enbridge Income Fund Holdings, Inc.	6,746	164,559
Endeavour Silver Corp. (I)	6,200	27,808
Endeavour Silver Corp. (U.S. Exchange) (I)	1,400	6,230
Enerflex, Ltd.	12,443	159,626
Energy Fuels, Inc. (I)	68,461	11,226
Enghouse Systems, Ltd.	3,500	79,301
Ensign Energy Services, Inc.	19,322	316,271
Entree Gold, Inc. (I)	7,500	2,749
Epsilon Energy, Ltd. (I)	5,500	17,666
Equal Energy, Ltd.	729	2,686
Equal Energy, Ltd. (U.S. Exchange)	2,743	10,149
Equitable Group, Inc.	1,700	59,850
Essential Energy Services, Ltd.	23,970	57,570
Evertz Technologies, Ltd.	4,539	67,598
Excellon Resources, Inc. (I)	4,320	6,792
Exchange Income Corp.	1,066	27,577
Exco Technologies, Ltd.	3,370	19,146
Exeter Resource Corp. (I)	7,379	6,050
EXFO, Inc. (I)	1,300	5,876
EXFO, Inc. (U.S. Exchange) (I)	3,212	14,406
Extendicare, Inc.	8,500	58,457
Firm Capital Mortgage Investment Corp.	1,400	16,880
First Majestic Silver Corp (I)	18,800	203,278
First National Financial Corp.	600	10,272
FirstService Corp. (I)	5,680	180,796
Forsys Metals Corp. (I)	15,300	10,183
Fortress Paper, Ltd. (I)	1,804	10,736
Fortuna Silver Mines, Inc. (I)	25,360	80,966
Fortune Minerals, Ltd. (I)	3,334	884
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	2,300	29,994
Genesis Land Development Corp. (I)	100	358
Genivar, Inc.	5,678	136,590
Genworth MI Canada, Inc.	6,180	145,268
Glacier Media, Inc.	8,800	13,241

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Glentel, Inc.	2,200	$37,135
Gluskin Sheff & Associates, Inc.	3,152	56,731
GLV, Inc., Class A (I)	1,851	4,499
GMP Capital, Inc.	12,248	73,128
Gran Tierra Energy, Inc. (I)	43,203	270,865
Great Canadian Gaming Corp. (I)	10,550	99,725
Great Panther Silver, Ltd. (I)	1,300	1,268
Great Panther Silver, Ltd. (I)	18,350	17,877
Guardian Capital Group, Ltd.	200	2,610
Guyana Goldfields, Inc. (I)	15,200	21,992
Hanfeng Evergreen, Inc. (I)	3,700	6,067
Heroux-Devtek, Inc.	3,900	30,395
High Liner Foods, Inc.	900	27,432
HND Group, Inc.	700	14,280
Home Capital Group, Inc.	5,312	271,864
Horizon North Logistics, Inc.	9,433	61,234
HudBay Minerals, Inc.	29,592	235,480
IBI Group, Inc.	3,700	7,887
IMAX Corp. (I)	5,565	144,660
IMAX Corp. (U.S. Exchange) (I)(L)	1,800	46,638
Imperial Metals Corp. (I)	5,200	55,172
Imris, Inc. (I)	3,000	7,697
Innergex Renewable Energy, Inc.	11,477	110,480
International Forest Products, Ltd. (I)	11,129	102,193
International Tower Hill Mines, Ltd. (I)	4,097	2,924
Intertape Polymer Group, Inc.	9,400	116,508
Ivanhoe Energy, Inc. (I)	10,800	13,334
Just Energy Group, Inc. (L)	29,100	208,549
K-Bro Linen, Inc.	1,239	41,947
KAB Distribution, Inc. (I)	18,405	2
Katanga Mining, Ltd. (I)	66,538	39,791
Kelt Exploration, Ltd. (I)	5,196	36,887
Killam Properties, Inc.	10,275	120,119
Kingsway Financial Services, Inc. (I)	2,175	7,133
Kirkland Lake Gold, Inc. (I)(L)	11,309	59,558
Labrador Iron Mines Holdings, Ltd. (I)	2,897	1,355
Lake Shore Gold Corp. (I)	49,733	16,310
Laramide Resources, Ltd. (I)	11,400	8,577
Laurentian Bank of Canada	6,628	282,253
Le Chateau, Inc. (I)	2,400	6,065
Legacy Oil & Gas, Inc. (I)	26,752	145,275
Leisureworld Senior Care Corp.	6,033	73,845
Leon’s Furniture, Ltd.	7,809	100,404
Lightstream Resources, Ltd.	35,762	308,724
Linamar Corp.	12,009	336,843
Liquor Stores N.A., Ltd.	4,838	85,164
Long Run Exploration, Ltd. (I)	16,529	67,439
MacDonald Dettwiler & Associates, Ltd.	5,148	346,246
Mainstreet Equity Corp. (I)	1,100	35,809
Major Drilling Group International (L)	12,932	84,945
Manitoba Telecom Services, Inc.	2,200	75,671
Maple Leaf Foods, Inc.	17,429	206,778
Martinrea International, Inc. (I)	13,518	128,954
Maxim Power Corp. (I)	6,300	18,230
MBAC Fertilizer Corp. (I)	2,900	5,315
Mediagrif Interactive Technologies, Inc.	600	11,974
Medical Facilities Corp.	2,705	39,789
Mega Brands Inc. (I)	2,207	31,186
Mega Uranium, Ltd. (I)	26,600	2,951
Melcor Developments, Ltd.	400	7,481
Mercator Minerals, Ltd. (I)	13,175	2,796
Migao Corp. (L)	3,400	3,706
Minera Andes Acquisition Corp. (I)	10,147	25,447

89

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Mood Media Corp. (I)(L)	12,087	$12,475
Morneau Shepell, Inc.	6,655	90,253
Mullen Group, Ltd.	14,066	291,699
Nautilus Minerals, Inc. (I)	20,040	4,253
Nevada Copper Corp. (I)	6,158	13,780
Nevsun Resources, Ltd.	27,755	100,392
New Flyer Industries, Inc.	2,768	27,259
New Millennium Iron Corp. (I)	2,000	1,563
Newalta, Inc.	7,053	95,106
NGEx Resources, Inc. (I)	12,011	24,792
Niko Resources, Ltd.	7,600	65,462
Norbord, Inc.	4,423	144,710
Nordion, Inc.	15,568	121,481
North American Energy Partners, Inc. (I)	1,632	6,958
North American Palladium, Ltd. (I)(L)	25,300	27,577
North American Palladium, Ltd. (I)(L)	8,050	8,619
Northern Dynasty Minerals, Ltd. (I)	6,576	16,174
Northland Power, Inc.	9,894	176,932
NuVista Energy, Ltd. (I)	20,802	164,530
Oncolytics Biotech, Inc. (I)	3,800	9,933
Orvana Minerals Corp. (I)	9,998	5,593
Osisko Mining Corp. (I)	3,116	13,405
Paladin Labs, Inc. (I)	1,923	93,205
Paramount Resources, Ltd. (I)	4,155	154,297
Parex Resources, Inc. (I)	18,755	78,873
Parkland Fuel Corp.	10,000	172,076
Pason Systems, Inc.	11,095	189,420
Perpetual Energy, Inc. (I)	12,832	15,719
Petaquilla Minerals, Ltd. (I)	10,038	3,292
Petrobank Energy & Resources, Ltd. (I)	20,469	10,859
Petrominerales, Ltd.	15,221	89,851
PHX Energy Services Corp.	3,556	35,500
Pilot Gold, Inc. (I)	4,070	4,632
Platino Energy Corp. (I)	2,800	3,457
Platinum Group Metals, Ltd. (I)	11,200	11,235
Points International, Ltd. (I)(L)	3,410	57,329
Polymet Mining Corp. (I)(L)	13,500	14,193
Precision Drilling Corp.	33,948	291,755
Premium Brands Holdings Corp.	3,245	58,593
Primero Mining Corp. (I)	14,200	77,523
Pulse Seismic, Inc.	10,627	37,311
Pure Technologies, Ltd. (I)	1,100	5,305
QLT, Inc. (I)	8,200	64,698
Quebecor, Inc.	7,318	326,601
Questerre Energy Corp. (I)	26,400	20,626
Reitmans Canada, Ltd.	1,503	12,787
Reitmans Canada, Ltd., Class A	9,870	87,109
Resverlogix Corp. (I)	5,300	18,762
Richelieu Hardware, Ltd.	2,800	112,945
Richmont Mines, Inc. (I)	3,200	6,173
RMP Energy, Inc. (I)	14,017	60,300
Rock Energy, Inc. (I)	373	435
Rocky Mountain Dealerships, Inc.	2,200	30,090
Rogers Sugar, Inc.	16,854	100,303
RONA, Inc.	22,830	230,337
RS Technologies, Inc. (I)	184	2
Rubicon Minerals Corp. (I)	21,100	36,430
Russel Metals, Inc. (L)	11,737	301,703
Sabina Gold & Silver Corp. (I)	8,968	12,110
San Gold Corp. (I)	20,836	3,316
Sandvine Corp. (I)	25,100	49,389
Santonia Energy, Inc. (I)	13,600	22,169
Savanna Energy Services Corp.	17,156	118,979

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Scorpio Mining Corp. (I)	24,416	$12,011
Secure Energy Services, Inc.	9,534	124,606
SEMAFO, Inc.	47,507	93,479
Shawcor, Ltd.	5,310	213,322
Sherritt International Corp.	66,242	296,468
Shore Gold, Inc. (I)	400	62
Sierra Wireless, Inc. (I)	3,750	42,681
Sierra Wireless, Inc. (U.S. Exchange) (I)	2,900	32,857
Silver Standard Resources, Inc. (I)	12,191	96,187
Softchoice Corp.	2,700	51,956
Southern Pacific Resource Corp. (I)	72,856	35,839
SouthGobi Energy Resources, Ltd. (I)	4,080	6,375
Sprott Resource Corp. (L)	16,868	66,545
Sprott Resource Lending Corp.	18,000	26,043
Sprott, Inc. (L)	8,575	27,294
Spyglass Resources Corp.	13,605	29,657
St Andrew Goldfields, Ltd. (I)	15,500	5,681
Stantec, Inc.	8,568	363,546
Stella-Jones, Inc.	900	82,556
Stornoway Diamond Corp. (I)	2,566	1,485
Strad Energy Services, Ltd.	2,000	6,327
Student Transportation of America, Ltd. (L)	13,910	88,015
SunOpta, Inc. (I)	8,471	66,428
SunOpta, Inc. (U.S. Exchange) (I)	2,100	16,422
Superior Plus Corp.	18,200	209,254
Surge Energy, Inc. (I)	8,269	42,192
Tag Oil, Ltd. (I)	3,122	9,425
Taseko Mines, Ltd. (I)(L)	5,290	11,744
Taseko Mines, Ltd. (I)	22,500	50,567
Tembec, Inc. (I)	9,630	26,008
Teranga Gold Corp. (I)	17,598	12,052
Teranga Gold Corp., ADR (I)	3,505	2,300
The Cash Store Financial Services, Inc.	1,710	5,443
The Descartes Systems Group, Inc. (I)	10,532	116,825
The North West Company, Inc.	7,237	175,559
Theratechnologies, Inc. (I)	6,398	1,759
Timmins Gold Corp. (I)	24,522	62,443
TORC Oil & Gas, Ltd. (I)	5,900	7,853
Toromont Industries, Ltd.	13,743	311,115
Torstar Corp., Class B	8,400	50,072
Total Energy Services, Inc.	5,502	78,012
Transcontinental, Inc., Class A	13,416	159,426
TransForce, Inc.	13,566	262,488
TransGlobe Energy Corp. (I)	13,657	100,641
Transition Therapeutics, Inc. (I)	3,200	10,834
Trican Well Service, Ltd.	23,544	329,968
Trinidad Drilling, Ltd.	22,370	158,160
Tuscany International Drilling, Inc. (I)	500	89
Twin Butte Energy, Ltd.	57,130	123,986
UEX Corp. (I)	14,600	6,548
Uni-Select, Inc.	2,300	45,967
Valener, Inc.	4,426	69,160
Vecima Networks, Inc. (I)	2,921	12,960
Vicwest, Inc.	2,963	33,724
Virginia Mines, Inc. (I)	3,063	28,008
Vitran Corp., Inc. (I)	300	1,334
Wajax Corp.	3,023	95,465
Wesdome Gold Mines, Ltd. (I)	11,600	5,483
West Fraser Timber Company, Ltd.	6,481	481,410
Western Energy Services Corp.	1,765	12,053
Western Forest Products, Inc. (I)	4,500	5,599
Westport Innovations, Inc. (I)(L)	2,300	69,713
Whistler Blackcomb Holdings, Inc.	2,151	28,943

90

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Whitecap Resources, Inc.	23,630	$249,349
Wi-LAN, Inc.	25,200	107,193
Winpak, Ltd.	6,500	116,740
Xceed Mortgage Corp. (I)	400	664
Xtreme Drilling and Coil Services Corp. (I)	6,548	16,737
Zargon Oil & Gas, Ltd.	4,375	25,531

		26,465,789
Cayman Islands - 0.0%
Endeavour Mining Corp. (I)	20,900	18,546
China - 0.0%
Aupu Group Holding Company, Ltd.	108,000	11,343
Bund Center Investment, Ltd.	222,000	49,034
Delong Holdings, Ltd. (I)	45,500	13,858
HanKore Environment Tech Group, Ltd. (I)	84,000	2,900
Sound Global, Ltd. (I)	79,000	39,233

		116,368
Colombia - 0.0%
Pacific Rubiales Energy Corp.	987	20,849
Cyprus - 0.1%
Bank of Cyprus PLC (I)	157,222	0
Deep Sea Supply PLC (I)	19,635	31,294
ProSafe SE	26,162	243,742
Songa Offshore SE (I)	31,458	29,642

		304,678
Denmark - 1.5%
ALK-Abello A/S	1,260	88,838
Alm Brand A/S (I)	15,297	50,928
Ambu A/S	884	28,705
Auriga Industries (I)	2,834	84,061
Bang & Olufsen A/S (I)	7,164	69,823
Bavarian Nordic A/S (I)	6,753	81,489
BoConcept Holding A/S	75	1,260
Brodrene Hartmann A/S	800	19,457
D/S Norden A/S	4,965	159,599
DFDS A/S	608	35,031
East Asiatic Company, Ltd. A/S (I)	2,528	42,491
Fluegger A/S	225	12,661
Genmab A/S (I)	7,096	253,987
GN Store Nord A/S	32,250	618,467
Gronlandsbanken	20	1,942
Harboes Bryggeri A/S	441	5,943
IC Companys A/S	3,014	69,813
Jeudan A/S	492	45,920
Jyske Bank A/S (I)	6,275	248,301
NKT Holding A/S	5,356	217,580
Nordjyske Bank A/S	1,190	19,563
Pandora A/S	10,314	357,991
Parken Sport & Entertainment A/S (I)	864	11,992
PER Aarsleff A/S	420	40,616
Ringkjoebing Landbobank A/S	602	104,351
Rockwool International A/S	1,006	135,894
Royal Unibrew A/S	1,841	167,114
Schouw & Company A/S	3,116	95,942
SimCorp A/S (I)	839	257,835
Solar Holdings A/S	1,111	54,658
Spar Nord Bank A/S (I)	16,304	108,992
Sydbank A/S (I)	14,445	322,483
TK Development A/S (I)	3,786	5,506
Topdanmark A/S (I)	11,480	291,743
Vestas Wind Systems A/S (I)	4,155	60,681
Vestjysk Bank A/S (I)	3,265	5,661

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Zealand Pharma A/S (I)	2,138	$26,623

		4,203,941
Faeroe Islands - 0.0%
Bakkafrost P/F	2,849	33,527
Finland - 2.3%
Ahlstrom OYJ	2,379	37,480
Alma Media OYJ	10,711	44,342
Amer Sports OYJ	26,126	476,781
Aspo OYJ	3,465	24,972
Atria PLC	1,229	10,032
BasWare OYJ	1,318	34,107
Biotie Therapies OYJ (I)	35,851	17,927
Cargotec Corp. OYJ	5,686	171,321
Citycon OYJ	63,377	201,099
Cramo OYJ	3,712	44,940
Digia PLC	2,622	10,472
Elektrobit Corp.	9,773	12,109
F-Secure OYJ	10,255	24,678
Finnair OYJ	8,025	28,554
Finnlines OYJ (I)	2,378	18,360
Fiskars Corp.	7,971	187,559
HKScan OYJ	5,218	26,537
Huhtamaki OYJ	21,320	403,685
Ilkka-Yhtyma OYJ	2,083	7,969
Kemira OYJ	24,364	377,205
Kesko OYJ, A Shares	163	5,180
Kesko OYJ, B Shares	2,084	62,745
Konecranes OYJ	11,874	407,967
Lannen Tehtaat OYJ	930	19,928
Lassila & Tikanoja OYJ (I)	6,239	113,544
Lemminkainen OYJ	993	20,336
Metsa Board OYJ	52,052	174,197
Neste Oil OYJ	7,272	105,042
Okmetic OYJ	2,212	13,078
Olvi OYJ	2,833	86,700
Oriola-KD OYJ	26,387	80,258
Orion OYJ	16,341	401,824
Orion OYJ, Series A	6,771	167,758
Outokumpu OYJ (I)(L)	144,436	99,618
Outotec OYJ (L)	42,980	574,758
PKC Group OYJ	3,462	85,499
Ponsse OYJ	1,465	11,320
Poyry OYJ (I)	6,417	34,920
Raisio OYJ	29,792	135,411
Ramirent OYJ	16,716	159,096
Rapala VMC OYJ	617	3,809
Rautaruukki OYJ	20,526	134,393
Ruukki Group OYJ (I)	20,289	11,332
Sanoma OYJ (L)	14,882	124,482
Scanfil PLC	3,082	3,568
Sievi Capital PLC (I)	3,082	4,212
Stockmann OYJ ABP, Series A	1,949	30,345
Stockmann OYJ ABP, Series B	7,056	106,264
Stonesoft OYJ (I)	863	4,995
Talvivaara Mining Company PLC (I)	77,622	17,070
Talvivaara Mining Company PLC (I)	12,937	2,786
Technopolis PLC	17,450	104,641
Teleste OYJ	1,377	7,640
Tieto OYJ	14,590	299,358
Tikkurila OYJ	8,406	185,292
Uponor OYJ	13,427	209,979
Vacon PLC	1,852	127,435

91

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Vaisala OYJ	1,483	$38,424
YIT OYJ	24,694	478,171

		6,813,504
France - 3.9%
ABC Arbitrage	1,775	10,967
Air France KLM (I)	32,438	309,849
Akka Technologies SA	641	20,958
Alcatel-Lucent (I)	388,816	653,605
Altamir Amboise	3,756	42,046
Alten SA	4,247	158,360
Altran Technologies SA (I)	26,983	213,044
April Group SA	3,673	66,475
Archos SA (I)(L)	3,176	12,167
Assystem SA	2,640	57,736
Atari SA (I)	3,415	3,817
AtoS	120	8,704
Audika Groupe	166	1,721
Avanquest Software SA (I)	1,218	2,411
Axway Software SA (I)	728	17,047
Beneteau SA (I)	7,288	76,701
Bigben Interactive (I)	107	1,079
Bioalliance Pharma SA (I)	1,445	7,792
Boiron SA	1,050	55,928
Bonduelle SCA	3,532	87,283
Bongrain SA	851	58,134
Bourbon SA	8,564	243,081
Boursorama (I)	2,475	20,069
Bull SA (I)	19,925	68,949
Burelle SA	45	19,986
Catering International Services	256	8,018
Cegedim SA (I)	484	15,165
Cegid SA	674	13,174
Cie des Alpes	464	9,290
Ciments Francais SA	790	44,962
Club Mediterranee SA (I)	4,985	114,310
Compagnie Plastic Omnium SA	3,896	205,093
Derichebourg SA (I)	21,703	83,100
Devoteam SA (I)	1,307	15,664
Eiffage SA	6,420	300,475
Electricite de Strasbourg SA	142	17,119
Esso SAF	513	33,337
Etablissements Maurel et Prom SA	16,293	279,605
Euler Hermes SA	1,076	104,242
Euro Disney SCA (I)	3,416	21,819
Exel Industries SA	185	8,420
Faiveley Transport	1,347	82,882
Faurecia (I)	8,317	183,973
Financiere Marc de Lacharriere SA	1,403	71,984
Fleury Michon SA	344	19,687
GameLoft SA (I)	14,002	100,410
Gaumont SA	489	24,214
GEA	126	13,597
GFI Informatique SA	7,037	27,855
GL Events SA	1,662	38,802
Groupe Partouche SA (I)	293	344
Groupe Steria SA	6,622	101,017
Guerbet SA	180	26,145
Haulotte Group SA (I)	2,614	22,231
Havas SA	74,604	470,760
Hi-Media SA (I)	4,726	11,015
Ingenico SA	3,800	255,955
Interparfums SA	1,083	32,606
Ipsen SA	5,166	186,436

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
IPSOS	6,306	$226,190
Jacquet Metal Service	1,667	21,239
Korian	2,180	48,215
Laurent-Perrier SA	543	47,433
Lectra SA	1,770	12,125
LISI SA	851	93,424
Maisons France Confort SA	510	16,312
Manitou BF SA	1,754	25,003
Manutan International	908	39,202
Marseill Tunnel Prado-Carena	219	7,426
Maurel & Prom Nigeria (I)	6,739	33,628
Medica SA	7,841	141,668
Mersen	3,068	74,322
Metropole Television SA	11,511	177,143
Montupet SA	553	11,803
Naturex	1,046	80,506
Neopost SA (L)	6,003	397,828
Nexans SA	4,933	271,467
Nexity SA	5,974	213,601
NextRadioTV	546	9,005
NicOx SA (I)(L)	14,863	48,742
Norbert Dentressangle SA	856	70,570
NRJ Group (I)	2,509	18,603
Oeneo	4,694	19,913
Orpea SA	4,905	229,003
Parrot SA (I)	1,686	50,393
Peugeot SA (I)	8,202	70,902
Pierre & Vacances SA (I)	562	11,720
Rallye SA	5,289	208,142
Recylex SA (I)	2,379	9,392
Remy Cointreau SA	919	106,308
Robertet SA	258	49,139
Rubis SA	6,413	389,402
Sa des Ciments Vicat-Vicat	2,337	148,578
Saft Groupe SA	5,881	139,260
Samse SA	285	23,571
Sartorius Stedim Biotech	544	70,021
Seche Environnement SA	510	19,429
Sechilienne-Sidec SA	3,678	70,204
Sequana SA (I)	920	7,156
Societe d’Edition de Canal Plus	11,011	76,189
Societe Industrielle
d’Aviations Latecoere SA (I)	1,172	14,023
Societe Internationale de
Plantations d’Heveas SA	288	25,366
Societe Television Francaise 1	26,138	294,124
SOITEC (I)	36,690	134,253
Solocal Group (I)	30,172	71,123
Somfy SA	383	79,138
Sopra Group SA	785	58,244
St. Dupont SA (I)	16,508	6,863
Stallergenes SA	507	33,098
STEF	954	46,248
Store Electronic	124	1,769
Sword Group	1,218	18,506
Synergie SA	2,038	23,426
Technicolor SA (I)	31,720	133,351
Teleperformance SA	10,974	514,267
Tessi SA	258	27,491
Theolia SA (I)	10,701	17,769
Thermador Groupe	397	29,583
Touax SA	265	6,316
Transgene SA (I)(L)	2,666	36,425

92

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Trigano SA (I)	2,853	$36,026
UBISOFT Entertainment SA (I)	22,815	296,494
Union Financiere de France Banque SA	577	12,315
Vetoquinol SA	456	15,962
Viel & Compagnie SA	6,515	20,796
Vilmorin & Compagnie SA	953	111,486
Virbac SA	755	163,698
Vivalis SA (I)	4,020	27,839
VM Materiaux SA (I)	539	10,657
Vranken-Pommery Monopole Group SA	407	11,216

		11,223,664
Gabon - 0.0%
Total Gabon SA	128	77,495
Germany - 4.9%
Aareal Bank AG (I)	11,583	286,167
ADVA Optical Networking SE (I)	8,262	43,435
Air Berlin PLC (I)	5,366	13,929
Aixtron AG, ADR	3,360	60,043
Aixtron SE NA (I)	14,321	255,242
Allgeier SE	151	2,494
Amadeus Fire AG	1,170	77,208
Aurubis AG	8,222	496,112
Balda AG	3,880	22,356
Bauer AG	2,129	59,116
BayWa AG	2,015	102,088
Bechtle AG	3,828	188,495
Bertrandt AG	1,134	122,911
Bijou Brigitte AG	452	46,365
Bilfinger SE	68	7,117
Biotest AG	323	24,630
Borussia Dortmund GmbH & Company KGaA	9,915	40,356
Cancom AG	1,911	43,736
Carl Zeiss Meditec AG	6,089	194,773
Celesio AG	7,279	150,460
CENIT AG	2,140	26,977
CENTROTEC Sustainable AG	2,359	43,630
Cewe Color Holding AG	858	38,990
Comdirect Bank AG	5,210	50,053
CompuGroup Medical AG	2,859	66,902
Constantin Medien AG (I)	7,438	14,344
CropEnergies AG	2,917	22,273
CTS Eventim AG	4,009	175,470
DAB Bank AG	3,886	18,161
Data Modul AG	635	12,134
Delticom AG	593	29,817
Deufol SE	4,397	4,374
Deutsche Beteiligungs AG	222	5,418
Deutsche Wohnen AG	30,932	573,400
Deutz AG (I)	18,987	123,570
Dialog Semiconductor PLC (I)	10,202	158,783
Draegerwerk AG & Company KGaA	195	22,091
Drillisch AG	9,658	157,131
Duerr AG	4,056	263,495
Eckert & Ziegler AG	563	18,780
Elmos Semiconductor AG	900	9,740
ElringKlinger AG	5,697	204,813
Euromicron AG	1,373	26,878
Evotec AG (I)(L)	25,197	91,744
First Sensor AG (I)	680	7,207
Freenet AG (I)	21,607	464,405
Fuchs Petrolub AG	2,533	187,154
Gerresheimer AG	5,878	353,264

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Gerry Weber International AG (L)	4,364	$185,873
Gesco AG	646	65,041
GFK AG	2,922	139,117
GFT Technologies AG	2,486	12,903
Gigaset AG (I)	4,683	4,776
Gildemeister AG	12,388	287,141
Grammer AG	3,232	111,121
Grenkeleasing AG	1,123	87,696
GSW Immobilien AG	241	9,392
H&R AG	1,666	20,355
Hamburger Hafen und Logistik AG	3,571	87,013
Hawesko Holding AG	1,017	55,300
Heidelberger Druckmaschinen AG (I)	47,488	118,567
Homag Group AG	1,100	20,940
Indus Holding AG	3,721	127,790
Init Innovation In Traffic Systems AG	1,078	33,737
Interseroh AG (L)	242	19,174
Intershop Communications AG (I)	2,654	5,945
Isra Vision AG	220	10,357
IVG Immobilien AG (I)	15,879	8,123
Jenoptik AG	11,507	140,518
Joyou AG (I)	308	4,724
Kloeckner & Company SE (I)	19,392	246,619
Koenig & Bauer AG	1,346	28,315
Kontron AG	10,694	56,133
Krones AG	2,680	195,607
KSB AG	73	41,834
KUKA AG (I)	5,924	282,881
KWS Saat AG	430	153,719
Leoni AG	7,370	373,697
LPKF Laser & Electronics AG	2,042	58,717
Manz AG (I)	222	9,855
MasterFlex AG (I)	414	2,775
Mediclin AG (I)	8,179	43,947
Medigene AG (I)	3,374	4,533
MLP AG	14,178	97,049
Mobotix AG	402	7,784
Mologen AG (I)	1,266	24,829
Morphosys AG (I)	4,205	203,110
Muehlbauer Holding AG & Company KGaA	397	10,900
MVV Energie AG	1,642	48,186
Nemetschek AG	1,050	63,100
Nordex AG (I)	10,732	82,162
Norma Group	3,437	131,118
OHB AG	1,109	23,612
Patrizia Immobilien AG (I)	4,802	57,079
Pfeiffer Vacuum Technology AG	2,130	229,247
Plambeck Neue Energien AG	7,308	25,591
Praktiker AG (I)(L)	28,074	34,860
PSI AG	629	12,760
PVA TePla AG	1,400	3,707
QSC AG	20,011	64,875
R Stahl AG	574	27,246
Rational AG	496	157,489
Rheinmetall AG	9,128	459,475
Rhoen-Klinikum AG	20,251	434,826
SAF-Holland SA (I)	8,937	90,038
Salzgitter AG	3,009	114,629
Schaltbau Holding AG	669	31,142
SGL Carbon SE	2,341	86,690
SHB Stuttgarter Finanz & Beteiligungs AG	951	20,395
Singulus Technologies AG (I)	8,505	15,374
Sixt AG	4,123	92,517

93

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
SKW Stahl-Metallurgie Holding AG	1,547	$27,131
Sky Deutschland AG (I)	71,430	477,966
SMA Solar Technology AG	1,337	44,491
SMT Scharf AG	554	17,718
Software AG	8,708	301,124
Solarworld AG (I)	13,581	12,783
Stada Arzneimittel AG	12,565	550,765
Stroer Out-of-Home Media AG (I)	3,397	37,980
Suss Microtec AG (I)	4,892	54,688
TAG Immobilien AG	28,673	329,747
Takkt AG	4,149	71,937
Technotrans AG	258	3,330
Tipp24 SE (I)	895	54,901
Tom Tailor Holding AG (L)	3,571	81,174
Tomorrow Focus AG	802	4,291
TUI AG (I)	26,308	323,022
Vossloh AG (L)	1,573	157,405
VTG AG	1,181	21,553
Wacker Neuson SE (L)	3,641	53,371
Washtec AG	1,640	21,712
Wincor Nixdorf AG	4,939	279,167
Wire Card AG	3,335	96,752
Xing AG	764	46,141

		14,181,205
Gibraltar - 0.1%
888 Holdings PLC	27,230	63,439
Bwin.Party Digital Entertainment PLC (I)	93,529	179,252

		242,691
Greece - 0.7%
Alapis Holding Industrial and Commercial SA
of Pharmaceutical (I)	1,810	96
Athens Water Supply and Sewage Company SA	3,582	28,620
Bank of Greece SA	2,764	52,286
Diagnostic & Therapeutic Center of
Athens Hygeia SA (I)	12,760	7,636
Ellaktor SA (I)	24,344	68,648
Euromedica SA (I)	681	356
Folli Follie Group (I)	4,652	101,393
Fourlis Holdings SA (I)	4,529	14,708
Frigoglass SA (I)	4,334	30,318
GEK Terna Holding Real
Estate Construction SA (I)	7,981	22,073
Halcor SA (I)	11,405	13,828
Hellenic Exchanges SA Holding Clearing
Settlement and Registry (I)	12,107	88,890
Hellenic Petroleum SA	13,225	130,432
Hellenic
Telecommunications Organization SA (I)	30,102	261,902
Iaso SA (I)	5,049	7,492
Intracom Holdings SA (I)	28,550	17,547
Intralot SA-Integrated Lottery Systems
& Services	15,750	41,944
J&P-Avax SA (I)	7,584	15,081
JUMBO SA (I)	12,865	127,370
Marfin Investment Group SA (I)	74,177	30,495
Metka SA	3,626	49,825
Motor Oil Hellas Corinth Refineries SA	10,921	109,576
Mytilineos Holdings SA (I)	15,661	91,910
National Bank of Greece SA (I)	9,039	59,713
OPAP SA	25,523	210,634
Piraeus Bank SA (I)	166,005	41,385
Piraeus Port Authority SA	881	18,688

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Public Power Corp. SA (I)	13,908	$137,821
Sidenor Steel Products
Manufacturing Company SA (I)	4,142	9,375
Terna Energy SA (I)	4,035	16,295
Thessaloniki Port Authority SA	488	13,839
Titan Cement Company SA (I)	10,568	179,422
TT Hellenic Postbank SA (I)	20,725	0
Viohalco Hellenic Copper and
Aluminum Industry SA (I)	18,237	101,040

		2,100,638
Guernsey, Channel Islands - 0.0%
Tethys Petroleum, Ltd. (I)	10,200	7,084
Hong Kong - 3.1%
Alco Holdings, Ltd.	54,000	11,196
Allied Group, Ltd.	18,000	63,304
Allied Properties HK, Ltd.	726,000	114,462
Apac Resources, Ltd. (I)	720,000	13,854
APT Satellite Holdings, Ltd.	85,500	65,029
Asia Financial Holdings, Ltd.	66,000	30,646
Asia Satellite Telecom Holdings Company, Ltd.	26,220	101,026
Asia Standard International Group	162,000	30,655
Associated International Hotels, Ltd.	26,000	70,170
Bonjour Holdings, Ltd.	272,000	45,038
Brightoil Petroleum Holdings Ltd (I)	445,000	84,572
Brockman Mining, Ltd. (I)	855,430	50,837
Burwill Holdings Ltd. (I)	464,000	7,713
Cafe de Coral Holdings, Ltd.	34,000	117,431
Century City International Holdings, Ltd.	164,000	12,811
Champion Technology Holdings, Ltd.	489,743	7,471
Chen Hsong Holdings, Ltd.	40,000	13,291
Chevalier International Holdings, Ltd.	24,000	38,987
China Daye Non-
Ferrous Metals Mining, Ltd. (I)	674,000	19,913
China Energy Development Holdings, Ltd. (I)	658,000	9,645
China Metal International Holdings, Inc.	58,000	14,267
China Nuclear Industry
23 International Corp., Ltd. (I)	6,000	1,077
China Resources and
Transportation Group, Ltd. (I)	1,100,000	41,745
China Solar Energy Holdings, Ltd. (I)	127,000	2,814
China Strategic Holdings, Ltd. (I)	610,000	10,186
China Ting Group Holdings, Ltd.	124,000	8,471
China Tycoon Beverage Holdings, Ltd. (I)	104,000	1,139
China WindPower Group, Ltd.	560,000	23,306
Chong Hing Bank, Ltd.	29,000	70,264
Chow Sang Sang Holdings International, Ltd.	41,000	100,153
Chu Kong Shipping Enterprise
Group Company, Ltd.	22,000	6,205
Chuang’s Consortium International, Ltd. (I)	164,021	22,215
Citic Telecom International Holdings, Ltd. (L)	219,000	68,222
City Telecom HK, Ltd.	31,000	10,663
CK Life Sciences International Holdings, Inc.	532,000	46,098
Convenience Retail Asia, Ltd.	4,000	2,893
CP Lotus Corp. (I)	280,000	7,974
Cross-Harbour Holdings, Ltd.	22,000	18,232
CSI Properties, Ltd	636,333	27,561
CST Mining Group, Ltd. (I)	2,383,040	29,606
Culture Landmark Investment, Ltd. (I)	41,400	2,720
Culturecom Holdings, Ltd. (I)(L)	100,000	18,094
Dah Sing Banking Group, Ltd.	76,800	94,631
Dah Sing Financial Holdings, Ltd.	28,000	124,778
Dan Form Holdings Company, Ltd.	66,000	8,715

94

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Dickson Concepts International, Ltd.	48,000	$28,124
Dingyi Group Investment, Ltd. (I)	125,000	6,803
DMX Technologies Group, Ltd.	34,000	6,286
Dorsett Hospitality International, Ltd.	98,000	24,621
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Entertainment Hotel, Ltd.	115,000	40,989
Emperor International Holdings, Ltd.	320,250	96,754
Emperor Watch & Jewellery, Ltd.	870,000	85,557
ENM Holdings, Ltd. (I)	60,000	3,822
Esprit Holdings, Ltd.	357,150	543,812
eSun Holdings, Ltd. (I)	113,000	17,637
Fairwood, Ltd.	19,500	44,228
Far East Consortium International, Ltd.	220,439	75,214
Fortune Oil PLC	245,548	29,854
Fountain SET Holdings, Ltd. (I)	70,000	9,855
G-Resources Group, Ltd. (I)	3,348,000	134,327
Get Nice Holdings, Ltd.	764,000	34,257
Giordano International, Ltd.	249,708	238,012
Glorious Sun Enterprises, Ltd.	88,000	25,381
Goldin Properties Holdings, Ltd. (I)	89,000	51,639
Guangnan Holdings, Ltd.	108,000	12,928
Guotai Junan International Holdings, Ltd.	151,000	66,902
Haitong International Securities Group, Ltd.	54,520	24,732
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Harbour Centre Development, Ltd.	37,500	73,687
HKR International, Ltd.	152,800	79,151
Hong Kong Aircraft
Engineering Company, Ltd.	2,800	39,244
Hong Kong Television Network, Ltd.	1,717	11,590
Hongkong Chinese, Ltd. (I)	192,000	40,753
Hsin Chong Construction Group, Ltd. (I)	78,000	11,465
Hung Hing Printing Group, Ltd.	76,216	12,478
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	274,000	149,590
Hybrid Kinetic Group, Ltd. (I)	650,000	7,957
HyComm Wireless, Ltd. (I)	26,000	4,153
Imagi International Holdings, Ltd. (I)	591,500	6,250
IRC, Ltd. (I)	188,000	22,548
IT, Ltd.	126,808	51,861
Johnson Electric Holdings, Ltd.	151,000	97,961
K Wah International Holdings, Ltd.	296,674	150,294
Keck Seng Investments, Ltd.	1,000	535
King Stone Energy Group, Ltd. (I)	120,000	5,242
Kingston Financial Group, Ltd.	754,000	62,896
Kowloon Development Company, Ltd.	77,000	98,632
Lai Sun Development (I)	2,693,333	86,482
Lee & Man Chemical Company, Ltd.	30,000	13,881
Lee’s Pharmaceutical Holdings, Ltd.	35,000	30,220
Lippo China Resources, Ltd.	666,000	18,227
Lippo, Ltd. (I)	31,250	16,185
Liu Chong Hing Investment	30,000	42,374
Luk Fook Holdings International, Ltd.	31,000	80,783
Lung Kee Holdings, Ltd.	48,000	19,070
Magnificent Estates	438,000	23,458
Man Wah Holdings, Ltd.	60,400	63,266
Melco International Development, Ltd.	186,000	406,443
Midland Holdings, Ltd.	232,000	98,603
Ming Fai International Holdings, Ltd.	41,000	4,658
Ming Fung Jewellery Group, Ltd. (I)	260,000	9,671
Miramar Hotel & Investment Company, Ltd.	8,000	10,981
Mongolia Energy Company, Ltd. (I)	130,000	4,985
Nan Nan Resources Enterprise, Ltd. (I)	94,000	5,449
National Electronic Holdings, Ltd.	40,000	5,402

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Natural Beauty Bio-Technology, Ltd.	230,000	$17,163
Neo-Neon Holdings, Ltd. (I)	76,500	14,562
New Times Energy Corp., Ltd. (I)	24,400	2,201
NewOcean Energy Holdings, Ltd.	196,000	137,223
Next Media, Ltd. (I)	144,000	16,741
Norstar Founders Group, Ltd. (I)	168,000	0
Orange Sky Golden Harvest
Entertainment Holdings, Ltd. (I)	295,000	14,876
Oriental Watch Holdings, Ltd.	74,000	25,283
Pacific Andes International Holdings, Ltd.	342,870	15,832
Pacific Basin Shipping, Ltd.	319,000	183,195
Pacific Textile Holdings, Ltd.	116,000	144,484
Paliburg Holdings, Ltd.	71,380	24,376
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	322,000	20,118
Pico Far East Holdings, Ltd.	204,000	70,436
Playmates Holdings, Ltd.	12,000	10,094
PNG Resources Holdings, Ltd. (I)	88,000	2,519
Polytec Asset Holdings, Ltd.	235,000	29,797
Public Financial Holdings, Ltd.	48,000	23,683
PYI Corp., Ltd.	306,801	7,704
Regal Hotels International Holdings, Ltd.	163,200	77,850
Richfield Group Holdings, Ltd.	176,000	4,931
Rising Development Holdings (I)	104,000	4,500
SA SA International Holdings, Ltd.	180,000	200,638
SEA Holdings, Ltd.	52,000	32,004
Shenyin Wanguo HK, Ltd.	75,000	27,498
Shun Tak Holdings, Ltd.	349,250	186,749
Silver Base Group Holdings, Ltd.	136,000	32,795
Sing Tao News Corp., Ltd.	58,000	8,173
Singamas Container Holdings, Ltd.	300,000	72,985
Sino-Tech International Holdings, Ltd. (I)	370,000	1,242
Sinocop Resources Holdings, Ltd. (I)	160,000	11,406
SmarTone Telecommunications Holdings, Ltd.	76,500	133,546
SOCAM Development, Ltd.	74,927	99,384
Soundwill Holdings, Ltd.	16,000	35,860
Stella International Holdings, Ltd.	21,500	60,012
Stelux Holdings International, Ltd.	77,000	27,938
Sun Hung Kai & Company, Ltd.	125,318	80,042
Sun Innovation Holdings, Ltd. (I)	400,000	6,646
Superb Summit International Group, Ltd. (I)	378,000	16,008
Sustainable Forest Holdings, Ltd. (I)	30,000	182
TAI Cheung Holdings, Ltd.	82,000	66,696
Tan Chong International, Ltd.	63,000	19,072
Tao Heung Holdings, Ltd.	21,000	15,870
Techtronic Industries Company	192,500	486,000
Texwinca Holdings, Ltd.	112,000	118,259
Titan Petrochemicals Group, Ltd. (I)	600,000	19,014
Tom Group, Ltd. (I)	154,000	18,827
Tongda Group Holdings, Ltd.	660,000	47,769
Tradelink Electronic Commerce, Ltd.	138,000	28,336
Transport International Holdings, Ltd.	43,200	94,337
Trinity, Ltd. (L)	250,000	102,726
TSC Offshore Group, Ltd. (I)	70,000	29,353
Tse Sui Luen Jewellery International, Ltd.	34,000	16,851
United Laboratories
International Holdings, Ltd. (I)	114,500	43,012
Value Partners Group, Ltd.	115,000	67,692
Varitronix International, Ltd.	54,000	42,217
Victory City International Holdings, Ltd.	163,653	27,292
Vitasoy International Holdings, Ltd.	162,000	208,401
VST Holdings Company, Ltd.	122,400	26,495
Wai Kee Holdings, Ltd.	72,000	17,991

95

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Wing On Company International, Ltd.	17,000	$53,631
Wing Tai Properties, Ltd.	40,000	26,123
Xinyi Glass Holdings Company, Ltd.	278,000	239,232
YGM Trading, Ltd.	19,000	46,666

		8,880,777
Ireland - 1.5%
Aer Lingus Group PLC (I)	25,626	53,568
Beazley PLC	108,069	384,085
C&C Group PLC	62,603	373,230
DCC PLC (Irish Stock Exchange)	13,119	494,320
FBD Holdings PLC (I)	4,678	83,731
Glanbia PLC	15,698	216,242
Grafton Group PLC	22,961	160,632
Greencore Group PLC	79,759	156,095
Henderson Group PLC	195,003	486,082
IFG Group PLC (I)	16,014	29,157
Irish Continental Group PLC	659	19,550
Kenmare Resources PLC (I)	214,459	98,044
Kingspan Group PLC	26,276	323,949
Paddy Power PLC	6,497	547,536
Smurfit Kappa Group PLC	28,993	483,697
UBM PLC	29,927	326,625
United Drug PLC	31,576	156,562

		4,393,105
Isle of Man - 0.0%
Exillon Energy PLC (I)	2,774	6,283
Hansard Global PLC	11,952	23,753

		30,036
Israel - 1.0%
Africa Israel Investments, Ltd. (I)	19,716	46,394
Africa Israel Properties, Ltd. (I)	1,541	18,468
Airport City, Ltd. (I)	3,443	22,745
AL-ROV Israel, Ltd. (I)	722	20,856
Alrov Properties And Lodgings, Ltd. (I)	380	8,981
Amot Investments, Ltd.	5,873	16,387
AudioCodes, Ltd. (I)	776	3,170
Avgol Industries 1953, Ltd.	11,336	10,727
Babylon, Ltd.	5,123	30,797
Bayside Land Corp.	86	20,255
Cellcom Israel, Ltd.	6,476	55,994
Ceragon Networks, Ltd. (I)	4,174	16,221
Clal Biotechnology Industries, Ltd. (I)	6,202	12,869
Clal Industries & Investments, Ltd.	14,002	53,851
Clal Insurance Enterprise Holdings, Ltd.	3,648	63,423
Compugen, Ltd. (I)	1,310	7,303
Delek Automotive Systems, Ltd.	4,929	49,927
Delta Galil Industries, Ltd.	1,097	16,601
Elbit Systems, Ltd.	3,569	152,990
Electra Israel, Ltd.	270	31,912
Evogene, Ltd. (I)	3,550	20,350
EZchip Semiconductor, Ltd. (I)	2,348	64,874
EZchip
Semiconductor, Ltd. (U.S. Exchange) (I)(L)	2,588	69,980
First International Bank of Israel, Ltd. (I)	5,079	77,544
Formula Systems, Ltd. (I)	1,062	23,044
Frutarom Industries, Ltd.	7,174	108,527
Gilat Satellite Networks, Ltd. (I)	2,000	10,953
Gilat Satellite Networks, Ltd.
(Frankfurt Exchange) (I)	621	3,409
Given Imaging, Ltd. (I)	2,096	30,238
Hadera Paper, Ltd. (I)	503	30,360

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Harel Insurance Investments &
Financial Services, Ltd.	1,472	$78,214
Industrial Buildings Corp.	11,196	15,689
Israel Discount Bank, Ltd. (I)	70,007	116,623
Ituran Location & Control, Ltd.	3,407	58,115
Jerusalem Oil Exploration (I)	1,596	42,408
Kamada, Ltd. (I)	3,846	42,190
Kardan Yazamut, Ltd. (I)	1,745	131
Matrix IT, Ltd.	5,486	27,846
Melisron, Ltd.	2,051	44,990
Mellanox Technologies, Ltd. (I)	4,348	241,442
Menorah Mivtachim Holdings, Ltd. (I)	4,526	50,600
Migdal Insurance Holdings, Ltd.	52,691	87,137
Mizrahi Tefahot Bank, Ltd. (I)	7,295	75,263
Naphtha Israel Petroleum Corp., Ltd. (I)	3,983	20,622
NICE Systems, Ltd., ADR	2,318	85,534
Nitsba Holdings 1995, Ltd. (I)	5,288	62,917
Nova Measuring Instruments, Ltd. (I)	2,527	23,771
Oil Refineries, Ltd. (I)	204,443	91,014
Ormat Industries, Ltd. (I)	10,674	60,294
Osem Investments, Ltd.	5,160	102,945
Partner Communications Company, Ltd.	14,692	88,117
Paz Oil Company, Ltd. (I)	790	121,820
Perion Network, Ltd. (I)	699	9,521
Phoenix Group Holdings	1,589	15,576
Plasson Industries, Ltd.	449	15,301
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	1,448	68,341
Shikun & Binui, Ltd.	35,668	78,528
Shufersal, Ltd.	16,165	59,160
Strauss Group, Ltd.	5,549	89,316
The Phoenix Holdings, Ltd.	5,158	17,612
Tower Semiconductor, Ltd. (I)	3,537	22,251
Union Bank of Israel, Ltd. (I)	2,889	10,744

		3,023,182
Italy - 3.2%
A2A SpA	76,740	63,576
ACEA SpA	13,756	106,927
Aeroporto di Venezia Marco Polo SpA	3,465	54,047
Alerion Cleanpower SpA	3,853	18,308
Amplifon SpA	16,861	83,103
Ansaldo STS SpA	22,065	209,003
Arnoldo Mondadori Editore SpA (I)	17,499	21,879
Astaldi SpA	12,896	94,917
Autogrill SpA	19,955	259,169
Azimut Holding SpA	23,694	448,895
Banca Finnat Euramerica SpA	10,675	3,992
Banca Generali SpA	10,115	219,633
Banca IFIS SpA	5,519	59,956
Banca Monte dei Paschi di Siena SpA (I)	643,346	199,260
Banca Piccolo Credito Valtellinese Scarl	57,910	74,479
Banca Popolare dell’Emilia Romagna SCRL (I)	36,159	298,212
Banca Popolare dell’Etruria e del Lazio (I)	1,871	4,349
Banca Popolare di Milano SpA (I)(L)	711,650	392,856
Banca Popolare di Sondrio SCRL	48,721	267,427
Banca Profilo SpA	23,984	7,539
Banco di Desio e della Brianza SpA	4,149	10,520
Banco Popolare SC (I)	191,172	283,307
BasicNet SpA	1,902	4,008
Brembo SpA	7,473	124,112
Buzzi Unicem SpA	14,571	242,215
Cairo Communication SpA	1,826	7,271
Caltagirone Editore SpA (I)	5,211	5,448

96

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Cementir SpA	6,234	$19,134
CIR-Compagnie Industriali Riunite SpA (I)	65,391	70,265
Credito Bergamasco SpA	711	11,624
Credito Emiliano SpA	18,858	100,356
Danieli & C Officine Meccaniche SpA	3,157	79,712
Datalogic SpA	2,667	22,006
De’ Longhi Clima SpA (I)	18,320	17,875
De’ Longhi SpA	16,959	258,361
DeA Capital SpA (I)	4,303	8,091
DiaSorin SpA	5,037	201,070
Ei Towers SpA	1,134	42,228
Engineering Ingegneria Informatica SpA	1,211	46,476
ERG SpA	10,331	104,636
Esprinet SpA	5,551	26,042
Eurotech SpA (I)	3,019	4,700
Falck Renewables SpA	12,963	14,990
Fiera Milano SpA	2,228	14,164
Finmeccanica SpA (I)	86,467	472,371
Gas Plus	265	1,651
Gemina SpA (I)	93,528	176,215
Geox SpA	15,381	41,386
Gruppo Beghelli SpA	11,564	5,256
Gruppo Editoriale L’Espresso SpA (I)	19,434	21,759
Gruppo Mutuionline SpA	889	4,458
Gtech SpA	7,609	205,029
Hera SpA	99,468	214,263
IMMSI SpA (I)	28,561	17,027
Indesit Company SpA	7,870	63,859
Industria Macchine Automatiche SpA	1,088	24,952
Interpump SpA	15,324	135,706
Iren SpA	58,545	66,673
Italcementi SpA	14,069	99,240
Italmobiliare SpA (I)	1,000	21,162
Juventus Football Club SpA (I)	44,555	11,811
KME Group SpA (I)	26,355	9,731
Landi Renzo SpA (I)	9,280	14,316
Maire Tecnimont SpA (I)	17,000	12,499
MARR SpA	6,102	75,733
Mediaset SpA (I)	92,381	282,727
Mediolanum SpA	34,404	229,117
Milano Assicurazioni SpA (I)	25,516	16,348
Nice SpA	3,458	11,093
Piaggio & C SpA	32,371	86,005
Poltrona Frau SpA (I)	5,100	8,482
Prelios SpA (I)	11,533	11,056
Premafin Finanziaria SpA (I)	26,879	6,129
Prysmian SpA	8,998	190,873
RCS Mediagroup SpA (I)(L)	25,395	20,851
Recordati SpA	16,667	176,028
Reply SpA	281	12,593
Sabaf SpA	962	11,583
Safilo Group SpA (I)	7,782	148,977
Saras SpA (I)(L)	78,370	116,239
Snai SpA (I)	2,766	2,928
Societa Iniziative Autostradali e Servizi SpA	11,983	113,753
Societa per la Bonifica dei Terreni Ferraresi e
Imprese Agricole SpA	437	22,152
Societa’ Cattolica di Assicurazioni SCRL	8,194	163,830
Socotherm SpA (I)	2,703	240
Sogefi SpA	7,700	22,292
SOL SpA	6,441	44,679
Sorin SpA (I)	62,390	173,490
Tod’s SpA	2,196	314,765

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Trevi Finanziaria SpA	9,934	$85,717
Unione di Banche Italiane SCPA	61,989	272,688
Unipol Gruppo Finanziario SpA	38,157	129,912
Vianini Lavori SpA	4,074	17,779
Vittoria Assicurazioni SpA	4,482	39,431
Yoox SpA (I)	9,699	197,901
Zignago Vetro SpA	5,387	32,307

		9,263,200
Japan - 22.8%
A&D Company, Ltd.	900	7,201
Accordia Golf Company, Ltd.	195	206,523
Achilles Corp.	28,000	37,905
ADEKA Corp.	19,891	179,034
Advan Company, Ltd.	1,000	12,507
Advanex, Inc.	2,000	2,099
Aeon Delight Company, Ltd.	3,100	56,932
Aeon Fantasy Company, Ltd.	1,600	26,035
Ahresty Corp.	3,500	25,309
AI Holdings Corp.	7,800	74,363
Aica Kogyo Company, Ltd.	9,000	168,505
Aichi Bank, Ltd.	1,800	79,609
Aichi Corp.	7,400	36,583
Aichi Steel Corp.	19,000	85,390
Aichi Tokei Denki Company, Ltd.	6,000	16,723
Aida Engineering, Ltd.	12,700	94,398
Ain Pharmaciez, Inc.	1,500	58,658
Aiphone Company, Ltd.	3,300	47,904
Airport Facilities Company, Ltd.	3,300	17,384
Aisan Industry Company, Ltd.	6,700	61,329
Aizawa Securities Company, Ltd.	6,700	39,125
Akita Bank, Ltd.	39,000	95,336
Alconix Corp.	500	9,989
Alinco, Inc.	200	1,618
Allied Telesis Holdings KK	6,100	5,313
Alpen Company, Ltd.	3,400	65,709
Alpha Corp.	1,000	9,870
Alpha Systems, Inc.	1,120	13,803
Alpine Electronics, Inc.	9,515	89,709
Alps Electric Company, Ltd.	34,000	234,913
Alps Logistics Company, Ltd.	2,000	19,724
Altech Corp.	500	4,889
Amano Corp.	11,800	123,215
Amiyaki Tei Company., Ltd.	3	8,052
Amuse, Inc.	1,700	37,918
Anest Iwata Corp.	6,000	26,560
Anritsu Corp.	10,297	139,815
AOC Holdings, Inc.	6,900	22,314
AOKI Holdings, Inc.	3,200	92,958
Aomori Bank, Ltd.	40,000	103,323
Aoyama Trading Company, Ltd.	11,200	305,363
Arakawa Chemical Industries, Ltd.	2,500	20,966
Arata Corp.	5,000	17,816
Arc Land Sakamoto Company, Ltd. (I)	2,700	49,942
Arcs Company, Ltd.	5,884	103,933
Argo Graphics, Inc.	800	12,029
Ariake Japan Company, Ltd.	3,200	68,843
Arisawa Manufacturing Company, Ltd.	4,800	20,993
Arnest One Corp.	7,500	136,770
Artnature, Inc.	400	7,139
As One Corp.	2,400	52,699
Asahi Company, Ltd. (I)	2,600	42,390
Asahi Diamond Industrial Company, Ltd.	10,300	102,135
Asahi Holdings, Inc.	3,700	62,019

97

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Asahi Kogyosha Company, Ltd.	2,000	$6,354
Asahi Net, Inc.	3,000	13,137
Asahi Organic Chemicals
Industry Company, Ltd.	13,000	27,945
ASATSU-DK, Inc.	5,200	114,996
Ashimori Industry Company, Ltd. (I)	14,000	19,694
ASKA Pharmaceutical Company, Ltd.	4,000	26,220
ASKUL Corp.	3,000	46,210
Asunaro Aoki Construction Company, Ltd.	4,000	20,089
Atom Corp.	4,500	24,640
Atsugi Company, Ltd.	40,000	43,957
Autobacs Seven Company, Ltd.	10,500	160,798
Avex Group Holdings, Inc.	6,000	183,340
Awa Bank, Ltd.	3,000	15,355
Axell Corp.	1,000	17,784
Bando Chemical Industries, Ltd.	18,000	65,417
Bank of Iwate, Ltd.	2,800	105,439
Bank of Kochi, Ltd.	3,000	3,608
Bank of Nagoya, Ltd.	32,000	107,576
Bank of Okinawa, Ltd.	3,788	146,182
Bank of Saga, Ltd.	24,000	48,642
Bank of the Ryukyus, Ltd.	8,300	108,398
Belc Company, Ltd.	2,800	49,552
Belluna Company, Ltd.	4,950	48,870
Benefit One, Inc.	15	20,954
Best Bridal, Inc.	16	28,038
Best Denki Company, Ltd. (I)	6,500	10,694
BIC Camera, Inc. (L)	187	75,547
Bit-isle, Inc.	2,000	25,423
BML, Inc.	3,200	77,296
Bookoff Corp.	2,100	14,269
Bunka Shutter Company, Ltd.	10,000	62,672
C Uyemura & Company, Ltd.	1,100	42,474
CAC Corp.	2,100	19,122
Calsonic Kansei Corp.	29,000	124,856
Can Do Company, Ltd.	3,300	55,291
Canon Electronics, Inc.	3,600	65,671
Cawachi, Ltd.	4,100	85,487
Central Glass Company, Ltd.	39,432	122,286
Central Sports Company, Ltd.	700	10,344
Chino Corp.	6,000	13,006
Chiyoda Company, Ltd.	4,200	105,055
Chiyoda Integre Company, Ltd. (I)	2,200	29,808
Chofu Seisakusho Company, Ltd.	2,800	57,125
Chori Company, Ltd.	2,300	23,917
Chubu Shiryo Company, Ltd.	3,000	15,788
Chudenko Corp.	6,700	64,752
Chuetsu Pulp & Paper Company, Ltd.	20,000	30,528
Chugai Mining Company, Ltd. (I)	34,900	12,692
Chugai Ro Company, Ltd.	11,000	27,355
Chugoku Marine Paints, Ltd.	14,000	63,394
Chukyo Bank, Ltd.	21,000	37,979
Chuo Denki Kogyo Company, Ltd.	2,000	6,967
Chuo Gyorui Company, Ltd.	3,000	6,278
Chuo Spring Company, Ltd.	1,000	3,086
CKD Corp.	13,300	102,829
Clarion Company, Ltd. (I)	20,000	26,227
Cleanup Corp.	3,300	27,446
CMIC Company, Ltd.	1,400	31,199
CMK Corp.	8,000	26,476
Coca-Cola Central Japan Company, Ltd. (L)	6,000	89,891
Cocokara Fine Holdings, Inc.	2,630	85,114
Computer Engineering & Consulting, Ltd.	1,500	9,320

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
COMSYS Holdings Corp.	15,100	$183,952
Corona Corp.	3,100	31,890
Cosel Company, Ltd.	4,200	47,277
Cosmos Initia Company, Ltd. (I)	1,600	12,642
Cosmos Pharmaceutical Corp. (I)	800	80,402
CREATE SD HOLDINGS Company, Ltd.	1,200	43,616
CTI Engineering Company, Ltd.	800	5,772
Cybozu, Inc.	45	11,083
Dai Nippon Toryo Company, Ltd.	20,000	29,972
Dai-Dan Company, Ltd.	5,000	25,910
Dai-Ichi Kogyo Seiyaku Company, Ltd.	6,000	14,941
Dai-ichi Seiko Company, Ltd.	1,800	25,500
Daibiru Corp.	10,100	117,007
Daido Kogyo Company, Ltd.	3,000	7,102
Daido Metal Company, Ltd.	5,000	33,719
Daidoh, Ltd.	3,900	24,197
Daifuku Company, Ltd.	18,500	161,590
Daihen Corp.	20,000	78,312
Daiho Corp.	10,000	11,559
Daiichi Jitsugyo Company, Ltd.	10,000	43,955
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	900	16,937
Daiichikosho Company, Ltd.	5,200	132,557
Daiken Corp.	15,000	39,475
Daiki Aluminium Industry Company, Ltd.	5,000	14,526
Daiki Ataka Engineering Company, Ltd.	3,000	11,052
Daikoku Denki Company, Ltd.	1,600	31,673
Daikokutenbussan Company, Ltd.	1,100	28,329
Daikyo, Inc.	51,144	152,765
Dainichi Company, Ltd.	2,100	15,302
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	15,000	61,950
Daio Paper Corp.	16,000	90,417
Daisan Bank, Ltd.	29,000	44,664
Daiseki Company, Ltd.	6,200	101,079
Daishi Bank, Ltd.	29,000	93,659
Daishinku Corp.	4,000	15,543
Daiso Company, Ltd.	13,000	36,006
Daisyo Corp.	1,300	15,742
Daito Bank, Ltd.	35,000	30,958
Daito Pharmaceutical Company, Ltd.	700	9,235
Daiwa Industries, Ltd.	5,000	27,879
Daiwabo Holdings Company, Ltd.	43,000	72,255
DC Company, Ltd.	3,500	10,263
DCM Holdings Company, Ltd.	17,620	134,408
Denki Kogyo Company, Ltd.	12,000	63,243
Denyo Company, Ltd.	3,100	40,969
Descente, Ltd.	9,000	61,699
Digital Garage, Inc.	27	81,543
Doshisha Company, Ltd.	4,600	63,204
Doutor Nichires Holdings Company, Ltd.	5,193	68,960
Dr. Ci:Labo Company, Ltd. (I)	26	75,090
DTS Corp.	3,900	55,529
Dunlop Sports Company, Ltd.	2,100	23,445
Duskin Company, Ltd.	10,000	175,715
Dydo Drinco, Inc.	1,500	61,781
Dynic Corp.	1,000	1,750
Eagle Industry Company, Ltd.	6,000	67,663
Ebara Corp.	29,000	152,238
Ebara Jitsugyo Company, Ltd.	600	8,039
EDION Corp.	17,600	85,298
Ehime Bank, Ltd.	26,253	60,858
Eidai Company, Ltd.	1,000	4,147
Eighteenth Bank, Ltd.	34,000	76,155

98

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Eiken Chemical Company, Ltd.	2,800	$51,465
Eizo Corp.	3,600	67,103
Elecom Company, Ltd.	500	6,565
Elematec Corp.	1,500	18,794
En-Japan, Inc. (I)	1	1,746
Enplas Corp.	300	18,340
EPS Company, Ltd.	48	63,160
Espec Corp.	4,600	34,039
Excel Company, Ltd.	300	3,498
Exedy Corp.	6,400	162,213
Ezaki Glico Company, Ltd.	10,000	94,171
F&A Aqua Holdings, Inc.	3,700	59,821
Faith, Inc.	10	1,104
Falco Biosystems, Ltd.	1,500	20,106
Fancl Corp.	7,900	86,675
FCC Company, Ltd.	5,700	132,282
Ferrotec Corp.	5,700	27,405
Fidea Holdings Company, Ltd.	27,406	62,265
Fields Corp.	2,500	41,885
First Juken Company, Ltd.	200	2,511
Foster Electric Company, Ltd.	5,000	84,248
FP Corp.	1,800	113,061
France Bed Holdings Company, Ltd.	23,000	44,704
Fudo Tetra Corp. (I)	21,400	35,422
Fuji Company, Ltd.	3,000	50,790
Fuji Corp., Ltd.	3,800	25,642
Fuji Electronics Company, Ltd.	2,300	28,568
Fuji Kiko Company, Ltd.	4,000	13,062
Fuji Kosan Company, Ltd.	1,100	6,628
Fuji Kyuko Company, Ltd.	4,000	37,803
Fuji Oil Company, Ltd.	9,900	150,115
Fuji Pharma Company, Ltd.	1,100	20,910
Fuji Seal International, Inc.	3,500	93,449
Fuji Soft, Inc.	4,300	92,922
Fujibo Holdings, Inc.	29,000	66,806
Fujicco Company, Ltd.	5,000	55,616
Fujikura Kasei Company, Ltd.	3,400	14,929
Fujikura, Ltd.	75,000	264,794
Fujimi, Inc. (I)	5,300	60,192
Fujimori Kogyo Company, Ltd.	2,800	83,013
Fujita Kanko, Inc.	8,000	32,815
Fujitec Company, Ltd.	13,000	118,081
Fujitsu Frontech, Ltd.	2,000	12,369
Fujitsu General, Ltd.	10,000	96,381
Fujiya Company, Ltd.	29,000	56,216
Fukoku Company, Ltd.	800	6,736
Fukuda Corp.	4,000	14,429
Fukui Bank, Ltd.	40,188	79,940
Fukushima Bank, Ltd.	37,000	29,443
Fukushima Industries Corp.	1,000	25,984
Fukuyama Transporting Company, Ltd.	20,000	102,418
Funai Consulting Company, Ltd.	3,100	23,006
Funai Electric Company, Ltd.	3,500	39,050
Furukawa Company, Ltd.	77,000	118,604
Furukawa-Sky Aluminum Corp. (I)	16,000	48,362
Furuno Electric Company, Ltd.	4,400	35,005
Furusato Industries, Ltd.	400	3,852
Fuso Pharmaceutical Industries, Ltd.	14,000	48,833
Futaba Corp.	5,657	70,881
Futaba Industrial Company, Ltd. (I)	11,100	53,369
Future System Consulting Corp.	19	8,992
Fuyo General Lease Company, Ltd.	3,700	136,359
G-Tekt Corp.	1,200	35,830

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Gakken Company, Ltd.	6,000	$17,117
Gecoss Corp.	4,000	26,778
Geo Corp.	60	56,805
GLOBERIDE, Inc.	10,000	12,085
Glory, Ltd.	7,200	181,585
GMO Internet, Inc.	10,000	95,421
GMO Payment Gateway, Inc.	1,300	24,785
Godo Steel, Ltd.	36,000	58,621
Goldcrest Company, Ltd.	3,270	69,450
Goldwin, Inc.	6,000	27,803
Gourmet Kineya Company, Ltd.	1,000	6,480
GSI Creos Corp.	11,000	15,647
Gulliver International Company, Ltd.	13,000	82,136
Gun-Ei Chemical Industry Company, Ltd.	9,000	35,057
Gunze, Ltd.	55,000	132,253
Gurunavi, Inc.	3,400	36,765
H-One Company, Ltd.	3,400	33,660
Hajime Construction Company, Ltd.	1,300	72,427
Hakuto Company, Ltd.	3,000	28,963
Hakuyosha Company, Ltd.	2,000	4,245
Hamakyorex Company, Ltd.	1,300	45,113
Hanwa Company, Ltd.	38,000	139,758
Happinet Corp.	2,000	15,301
Harashin Narus Holdings Company, Ltd.	2,300	36,247
Hard Off Corporation Company, Ltd.	1,300	8,888
Harima Chemicals, Inc.	900	4,105
Haruyama Trading Company, Ltd.	2,700	20,174
Haseko Corp. (I)	90,500	119,345
Hazama Corp.	22,600	50,092
Heiwa Real Estate Company, Ltd.	9,400	168,706
Heiwado Company, Ltd.	5,500	84,411
Hi-lex Corp.	1,000	21,025
Hibiya Engineering, Ltd.	4,100	38,839
Hiday Hidaka Corp.	1,300	26,027
Higashi Nihon House Company Ltd.	8,000	55,759
Higashi-Nippon Bank, Ltd.	28,000	58,010
Higo Bank, Ltd.	30,000	174,817
Himaraya Company, Ltd.	600	5,809
Hioki Ee Corp.	1,100	17,244
Hiramatsu, Inc.	3,300	23,597
HIS Company, Ltd.	3,300	131,571
Hisaka Works, Ltd. (I)	4,000	35,464
Hitachi Cable, Ltd. (I)	38,000	67,001
Hitachi Koki Company, Ltd.	8,700	69,411
Hitachi Kokusai Electric, Inc.	8,000	79,494
Hitachi Medical Corp.	4,000	53,882
Hitachi Metals, Ltd.	2,500	25,844
Hitachi Zosen Corp.	132,500	205,994
Hodogaya Chemical Company, Ltd.	10,000	19,164
Hogy Medical Company, Ltd.	2,200	122,320
Hokkaido Gas Company, Ltd.	6,000	15,105
Hokkan Holdings, Ltd.	13,000	38,557
Hokuetsu Bank, Ltd.	40,000	77,780
Hokuetsu Paper Mills, Ltd.	22,500	98,444
Hokuriku Electric Industry Company, Ltd.	7,000	10,670
Hokuto Corp.	4,200	74,990
Honeys Company, Ltd.	2,800	30,889
Hoosiers Holdings Company, Ltd. (I)	4,100	40,529
Horiba, Ltd.	6,792	242,534
Hoshizaki Electric Company, Ltd.	1,900	58,723
Hosiden Corp.	13,300	69,497
Hosokawa Micron Corp.	6,000	44,679
Howa Machinery, Ltd.	20,000	21,710

99

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hyakujushi Bank, Ltd.	44,000	$135,775
I Metal Technology Company, Ltd.	4,000	7,326
I-Net Corp.	600	4,471
IBJ Leasing Company, Ltd.	2,900	91,055
Ichibanya Company, Ltd.	1,200	46,299
Ichikoh Industries, Ltd. (I)	6,000	8,586
Ichinen Holdings Company, Ltd.	700	4,576
Ichiyoshi Securities Company, Ltd.	1,700	21,120
ICOM, Inc.	1,000	24,885
IDEC Corp.	4,900	42,287
Ihara Chemical Industry Company, Ltd.	7,000	43,729
Iino Kaiun Kaisha, Ltd.	17,700	98,313
Ikyu Corp.	17	23,238
Imasen Electric Industrial	2,200	33,503
Imperial Hotel, Ltd.	1,400	47,992
Inaba Denki Sangyo Company, Ltd.	3,100	87,333
Inaba Seisakusho Company, Ltd.	1,900	26,137
Inabata & Company, Ltd.	10,000	79,626
Inageya Company, Ltd.	6,000	57,812
Ines Corp.	7,100	50,170
Infocom Corp.	4	6,522
Information Services International-Dentsu, Ltd.	2,800	33,769
Innotech Corp.	800	3,566
Intage, Inc.	900	20,714
Internet Initiative Japan, Inc. (I)	3,400	113,874
Inui Steamship Company, Ltd. (I)	2,300	8,069
Iriso Electronics Company, Ltd.	1,900	52,782
Ise Chemical Corp.	3,000	21,760
Iseki & Company, Ltd.	29,000	96,386
Ishihara Sangyo Kaisha, Ltd. (I)	64,000	50,873
IT Holdings Corp.	16,400	227,065
ITC Networks Corp.	4,500	39,226
Itfor, Inc.	2,000	8,779
Itochu Enex Company, Ltd.	9,400	50,177
Itochu-Shokuhin Company, Ltd.	700	24,433
Itoham Foods, Inc.	30,000	130,428
Itoki Corpitoki Corp.	7,900	40,814
Iwai Securities Company, Ltd.	3,400	44,637
Iwasaki Electric Company, Ltd. (I)	16,000	31,503
Iwatani International Corp.	30,000	113,413
Iwatsu Electric Company, Ltd.	14,000	13,147
Izumiya Company, Ltd.	12,773	55,257
Izutsuya Company, Ltd. (I)	6,000	5,966
J-Oil Mills, Inc.	18,000	51,972
Jalux, Inc.	1,500	14,628
Jamco Corp.	3,000	37,660
Janome Sewing Machine Company, Ltd. (I)	35,000	28,979
Japan Airport Terminal Company, Ltd.	7,800	98,110
Japan Aviation Electronics Industry, Ltd.	11,000	108,100
Japan Cash Machine Company, Ltd.	1,800	23,666
Japan Communications, Inc. (I)	73	4,355
Japan Digital Laboratory Company, Ltd.	4,700	50,711
Japan Pulp & Paper Company, Ltd.	20,000	57,489
Japan Radio Company, Ltd. (I)	17,000	60,935
Japan Transcity Corp., Ltd.	8,000	25,526
Japan Vilene Company, Ltd.	5,000	23,260
Japan Wool Textile Company, Ltd.	13,000	93,664
Jastec Company, Ltd.	2,100	13,917
JBCC Holdings, Inc.	2,900	35,412
Jidosha Buhin Kogyo Company, Ltd.	1,000	5,414
JK Holdings Company, Ltd.	3,600	21,103
Joshin Denki Company, Ltd.	10,000	76,877
Jowa Holdings Company, Ltd.	1,400	34,223

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
JSP Corp.	4,400	$66,854
Juroku Bank, Ltd.	53,000	190,916
Justsystems Corp. (I)	2,400	12,448
JVC Kenwood Corp.	46,428	119,639
Kabuki-Za Company, Ltd.	1,000	48,758
Kadokawa Holdings, Inc. (L)	3,100	91,355
Kaga Electronics Company, Ltd.	3,800	30,071
Kagoshima Bank, Ltd.	30,000	184,319
Kaken Pharmaceutical Company, Ltd.	5,000	73,457
Kakiyasu Honten Company, Ltd.	300	4,027
Kameda Seika Company, Ltd.	2,500	74,441
Kamei Corp.	5,000	41,537
Kanaden Corp.	4,000	24,135
Kanagawa Chuo Kotsu Company, Ltd.	6,000	30,563
Kanamoto Company, Ltd.	6,000	139,058
Kandenko Company, Ltd.	19,000	78,706
Kanematsu Corp. (I)	73,000	87,404
Kanematsu Electronics, Ltd.	2,300	30,202
Kansai Urban Banking Corp.	11,000	12,502
Kanto Natural Gas Development, Ltd.	6,000	39,326
Kappa Create Company, Ltd. (I)	400	6,964
Kasai Kogyo Company, Ltd.	4,000	21,846
Kasumi Company, Ltd.	7,200	44,496
Katakura Industries Company, Ltd.	5,800	78,508
Kato Sangyo Company, Ltd.	4,100	77,064
Kato Works Company, Ltd.	14,000	59,539
KAWADA TECHNOLOGIES, INC.	1,000	25,952
Kawai Musical Instruments
Manufacturing Company, Ltd.	11,000	17,760
Kawasaki Kisen Kaisha, Ltd.	155,000	307,073
Kawasumi Laboratories, Inc.	2,000	13,258
Kayaba Industry Company, Ltd.	28,000	157,197
Keihanshin Real Estate Company, Ltd.	2,800	18,305
Keihin Company, Ltd.	10,000	14,981
Keihin Corp.	8,100	116,625
Keiyo Bank, Ltd.	41,000	202,451
Keiyo Company, Ltd.	5,000	23,900
Kenko Mayonnaise Company, Ltd.	200	1,695
Kentucky Fried Chicken Japan, Ltd.	1,000	20,938
KEY Coffee, Inc.	4,000	61,087
Kimoto Company, Ltd. (I)	3,400	26,364
Kimura Chemical Plants Company, Ltd.	1,900	11,994
King Jim Company, Ltd.	2,400	18,579
Kinki Sharyo Company, Ltd.	12,000	37,292
Kintetsu World Express, Inc.	2,500	95,780
Kinugawa Rubber Industrial Company, Ltd.	9,000	50,174
Kisoji Company, Ltd.	3,600	64,407
Kissei Pharmaceutical Company, Ltd.	5,100	102,285
Kita-Nippon Bank, Ltd.	1,400	30,635
Kitagawa Iron Works Company, Ltd.	18,000	28,490
Kitano Construction Corp.	8,000	16,325
Kito Corp.	1,300	20,118
Kitz Corp.	19,600	96,767
Kiyo Holdings, Inc.	101,395	142,015
KLab, Inc. (I)	5,800	36,307
Koa Corp.	8,000	81,260
Koatsu Gas Kogyo Company, Ltd.	5,000	25,835
Kohnan Shoji Company, Ltd.	6,900	80,752
Koike Sanso Kogyo Company, Ltd.	5,000	11,224
Kojima Company, Ltd.	4,900	13,580
Kokusai Company, Ltd.	500	4,974
Kokuyo Company, Ltd.	20,273	141,261
Komaihaltec, Inc.	6,000	12,685

100

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Komatsu Seiren Company, Ltd.	4,000	$19,476
Komatsu Wall Industry Company, Ltd.	1,200	24,495
Komeri Company, Ltd.	5,700	146,870
Komori Corp.	9,724	115,258
Konaka Company, Ltd.	4,600	47,385
Kondotec, Inc.	3,200	19,275
Konishi Company, Ltd.	3,100	51,811
Kosaido Company, Ltd. (I)	2,300	10,201
Kose Corp.	6,600	159,332
Koshidaka Holdings Company, Ltd.	1,200	42,765
Kourakuen Corp.	600	7,132
Krosaki Harima Corp.	9,000	17,972
Kumagai Gumi Company, Ltd. (I)	28,000	27,935
Kumiai Chemical Industry Company, Ltd.	10,000	59,168
Kura Corp.	2,000	30,353
Kurabo Industries, Ltd.	44,000	78,592
Kureha Corp.	25,000	90,159
Kurimoto, Ltd.	24,000	61,082
Kuroda Electric Company, Ltd.	8,600	109,003
Kusuri No Aoki Company, Ltd.	500	31,092
Kyoden Company, Ltd.	7,000	9,015
Kyodo Printing Company, Ltd.	16,000	46,654
Kyodo Shiryo Company, Ltd.	18,000	20,420
Kyoei Steel, Ltd.	3,800	60,047
Kyoei Tanker Company, Ltd. (I)	5,000	11,161
Kyokuto Kaihatsu Kogyo Company, Ltd.	7,900	88,630
Kyokuto Securities Company, Ltd. (I)	1,000	18,550
Kyokuyo Company, Ltd.	28,000	75,901
Kyorin Company, Ltd.	7,300	161,125
Kyoritsu Maintenance Company, Ltd.	1,900	60,702
Kyosan Electric Manufacturing Company, Ltd.	12,000	41,783
Kyoto Kimono Yuzen Company, Ltd.	1,700	17,761
Kyowa Exeo Corp.	14,600	162,564
Kyowa Leather Cloth Company, Ltd.	200	594
Kyudenko Corp.	9,000	38,204
Lasertec Corp.	1,900	48,133
LEC, Inc.	1,000	11,246
Life Corp.	5,400	67,843
Lintec Corp.	8,700	163,032
Look, Inc.	7,000	23,207
Macnica, Inc.	2,100	42,873
Macromill, Inc. (L)	3,400	42,826
Maeda Corp.	25,000	109,349
Maeda Road Construction Company, Ltd.	13,000	172,796
Maezawa Kasei Industries Company, Ltd.	2,000	19,515
Maezawa Kyuso Industries Company, Ltd.	1,600	20,786
Makino Milling Machine Company, Ltd.	21,575	138,372
Mamiya-Op Company, Ltd.	9,000	18,227
Mandom Corp.	2,970	94,753
Mani, Inc.	400	13,292
Mars Engineering Corp.	1,500	28,230
Marubun Corp.	2,200	9,886
Marudai Food Company, Ltd.	20,000	59,684
Maruei Department Store Company, Ltd. (I)	7,000	15,857
Maruetsu, Inc.	7,000	21,436
Maruha Nichiro Holdings, Inc.	76,815	138,461
Maruka Machinery Company, Ltd.	1,000	12,357
Marusan Securities Company, Ltd.	17,661	121,499
Maruwa Company, Ltd.	1,600	55,671
Maruyama Manufacturing Company, Inc.	7,000	18,934
Maruzen Showa Unyu Company, Ltd.	11,000	38,023
Marvelous AQL, Inc.	52	23,003
Matsuda Sangyo Company, Ltd.	2,220	26,354

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Matsui Securities Company, Ltd. (I)	5,400	$53,845
Matsumotokiyoshi Holdings Company, Ltd.	5,500	138,138
Matsuya Company, Ltd. (I)	5,100	67,105
Matsuya Foods Company, Ltd.	1,400	20,837
Max Company, Ltd.	8,000	91,863
Maxvalu Tokai Company, Ltd.	2,000	26,246
Medical System Network Company, Ltd.	1,400	6,403
Megachips Corp.	1,900	28,266
Megmilk Snow Brand Company, Ltd.	8,200	117,921
Meidensha Corp.	30,086	103,054
Meiji Shipping Company, Ltd.	3,900	15,256
Meiko Electronics Company, Ltd. (I)	1,400	11,884
Meiko Network Japan Company, Ltd.	2,100	26,097
Meisei Electric Company, Ltd.	4,000	3,692
Meisei Industrial Company, Ltd.	4,000	14,986
Meitec Corp.	4,900	114,950
Meito Sangyo Company, Ltd.	900	8,875
Meiwa Corp.	4,000	13,964
Meiwa Estate Company, Ltd. (I)	3,300	14,985
Melco Holdings, Inc.	2,300	34,904
Message Company, Ltd.	25	64,572
Michinoku Bank, Ltd.	22,000	42,776
Micronics Japan Company, Ltd. (I)	600	3,438
Mikuni Coca-Cola Bottling Company, Ltd.	5,300	63,118
Mikuni Corp.	1,000	3,275
Milbon Company, Ltd.	1,800	58,430
Mimasu Semiconductor Industry Company, Ltd.	4,000	36,334
Minato Bank, Ltd.	35,000	55,401
Minebea Company, Ltd.	58,000	209,035
Ministop Company, Ltd.	3,100	49,836
Miraial Company, Ltd.	600	11,898
Mirait Holdings Corp.	9,980	89,890
Misawa Homes Company, Ltd.	4,100	87,361
Mitani Corp.	2,700	47,333
Mito Securities Company, Ltd.	9,000	40,530
Mitsuba Corp.	8,000	104,919
Mitsubishi Kakoki Kaisha, Ltd. (I)	11,000	20,302
Mitsubishi Paper Mills, Ltd. (I)	61,387	58,884
Mitsubishi Pencil Company, Ltd.	3,400	62,003
Mitsubishi Research Institute, Inc.	700	13,365
Mitsubishi Steel Manufacturing Company, Ltd.	35,000	76,087
Mitsuboshi Belting Company, Ltd.	12,000	56,195
Mitsui Engineering &
Shipbuilding Company, Ltd.	150,000	243,338
Mitsui High-Tec, Inc.	5,400	36,977
Mitsui Home Company, Ltd.	5,000	24,986
Mitsui Knowledge Industry Company, Ltd.	104	15,597
Mitsui Matsushima Company, Ltd.	30,000	48,307
Mitsui Mining & Smelting Company, Ltd.	106,000	242,863
Mitsui Sugar Company, Ltd.	17,000	50,181
Mitsui-Soko Company, Ltd.	5,000	25,696
Mitsumi Electric Company, Ltd. (I)	21,600	146,496
Mitsumura Printing Company, Ltd.	4,000	10,381
Mitsuuroko Holdings Company, Ltd.	4,300	20,526
Miura Company, Ltd.	4,500	101,642
Miyaji Engineering Group, Inc. (I)	11,000	16,335
Miyazaki Bank, Ltd.	29,000	80,128
Miyoshi Oil & Fat Company, Ltd.	7,000	10,428
Mizuno Corp.	19,000	86,083
Mochida Pharmaceutical Company, Ltd.	5,000	63,039
Modec, Inc.	1,400	43,218
Mori Seiki Company, Ltd.	17,400	202,058
Morinaga & Company, Ltd.	48,000	95,360

101

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Morinaga Milk Industry Company, Ltd.	36,000	$102,504
Morita Corp.	9,000	74,125
Mory Industries, Inc.	3,000	9,546
MOS Food Services, Inc.	4,000	71,150
Moshi Moshi Hotline, Inc.	7,500	83,228
Mr. Max Corp.	3,200	10,295
Musashi Seimitsu Industry Company, Ltd.	4,500	104,358
Musashino Bank, Ltd.	6,500	203,166
Mutoh Holdings Company, Ltd.	5,000	14,888
NAC Company, Ltd.	1,400	27,356
Nachi-Fujikoshi Corp.	29,000	128,546
Nafco Company, Ltd.	100	1,875
Nagaileben Company, Ltd.	2,300	34,585
Nagano Bank, Ltd.	16,000	27,443
Nagano Keiki Company, Ltd.	700	4,960
Nagatanien Company, Ltd.	4,000	34,351
Nagawa Company, Ltd.	400	6,494
Nakabayashi Company, Ltd.	8,000	15,960
Nakamuraya Company, Ltd.	8,000	31,851
Nakanishi, Inc.	400	52,163
Nakayama Steel Works, Ltd. (I)	11,000	7,515
Nakayamafuku Company, Ltd.	700	4,961
Namura Shipbuilding Company, Ltd.	800	7,492
Natori Company, Ltd.	600	5,460
NEC Fielding, Ltd.	3,100	37,045
NEC Leasing, Ltd.	2,000	46,200
NEC Networks & System Integration Corp.	4,200	89,960
NET One Systems Company, Ltd.	18,100	149,154
Neturen Company, Ltd.	5,600	40,374
New Japan Chemical Company, Ltd. (I)	3,500	8,122
Nice Holdings, Inc.	13,000	27,055
Nichia Steel Works, Ltd.	4,000	11,892
Nichias Corp.	16,000	102,776
Nichicon Corp.	11,473	108,463
Nichiden Corp.	1,100	23,796
Nichiha Corp.	3,900	55,322
Nichii Gakkan Company, Ltd.	8,500	77,897
Nichimo Company, Ltd.	7,000	12,800
NICHIREI Corp.	23,000	113,515
Nichireki Company, Ltd.	4,000	27,859
Nidec Copal Corp.	1,800	14,724
Nidec Copal Electronics Corp.	2,600	11,365
Nidec Tosok Corp.	2,800	23,309
Nifco, Inc.	8,204	175,728
NIFTY Corp.	9	12,132
Nihon Chouzai Company, Ltd.	90	2,499
Nihon Dempa Kogyo Company, Ltd.	2,900	27,352
Nihon Eslead Corp.	2,000	22,399
Nihon Kohden Corp.	3,600	129,181
Nihon M&A Center, Inc. (I)	2,200	116,515
Nihon Nohyaku Company, Ltd.	11,000	105,379
Nihon Parkerizing Company, Ltd.	9,000	154,748
Nihon Yamamura Glass Company, Ltd.	16,000	26,880
Nikkiso Company, Ltd.	11,000	144,810
Nikko Company, Ltd.	5,000	18,054
Nippo Corp.	12,000	155,849
Nippon Beet Sugar
Manufacturing Company, Ltd.	24,000	41,299
Nippon Carbon Company, Ltd.	25,000	51,710
Nippon Ceramic Company, Ltd.	2,900	46,351
Nippon Chemi-Con Corp. (I)	30,271	107,997
Nippon Chemical Industrial Company, Ltd. (I)	17,000	21,136
Nippon Chemiphar Company, Ltd.	5,000	29,620

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Coke & Engineering Company, Ltd.	47,000	$52,355
Nippon Columbia Company, Ltd. (I)	29,000	13,420
Nippon Concrete Industries Company, Ltd.	4,000	10,807
Nippon Denko Company, Ltd.	23,000	70,929
Nippon Densetsu Kogyo Company, Ltd.	7,000	73,563
Nippon Denwa Shisetsu Company, Ltd.	6,000	16,640
Nippon Felt Company, Ltd.	2,700	11,700
Nippon Filcon Company, Ltd.	3,100	12,062
Nippon Fine Chemical Company, Ltd.	3,000	18,026
Nippon Flour Mills Company, Ltd.	31,000	147,306
Nippon Formula Feed
Manufacturing Company, Ltd.	6,000	7,330
Nippon Gas Company, Ltd.	4,800	51,182
Nippon Hume Corp.	5,000	30,177
Nippon Jogesuido Sekkei Company, Ltd.	300	3,771
Nippon Kanzai Company, Ltd.	800	11,824
Nippon Kasei Chemical Company, Ltd.	5,000	6,998
Nippon Kinzoku Company, Ltd. (I)	4,000	4,933
Nippon Kodoshi Corp.	300	2,675
Nippon Koei Company, Ltd.	15,000	55,987
Nippon Konpo Unyu Soko Company, Ltd.	11,000	156,018
Nippon Koshuha Steel Company, Ltd. (I)	9,000	8,193
Nippon Light Metal Holdings Co Ltd.	87,000	98,024
Nippon Parking Development Company, Ltd.	293	23,980
Nippon Pillar Packing Company, Ltd.	5,000	34,160
Nippon Piston Ring Company, Ltd.	13,000	22,611
Nippon Road Company, Ltd.	18,000	91,478
Nippon Seiki Company, Ltd.	8,000	107,003
Nippon Seisen Company, Ltd.	6,000	25,621
Nippon Sharyo, Ltd.	18,000	94,205
Nippon Sheet Glass Company, Ltd. (I)	156,000	165,300
Nippon Shinyaku Company, Ltd.	9,000	142,223
Nippon Signal Company, Ltd.	11,500	84,621
Nippon Soda Company, Ltd.	25,000	118,577
Nippon Steel Trading Company., Ltd.	14,000	38,794
Nippon Suisan Kaisha, Ltd. (I)	44,065	85,370
Nippon Synthetic Chemical
Industry Company, Ltd.	9,000	95,851
Nippon Thompson Company, Ltd.	14,000	70,157
Nippon Valqua Industries, Ltd.	18,000	43,624
Nippon Yakin Kogyo Company, Ltd. (I)	34,000	41,236
Nippon Yusoki Company, Ltd.	5,000	24,454
Nipro Corp. (L)	24,700	310,029
Nishi-Nippon Railroad Company, Ltd.	23,000	85,862
Nishikawa Rubber Company, Ltd.	500	8,885
Nishimatsu Construction Company, Ltd.	66,000	136,101
Nishimatsuya Chain Company, Ltd.	9,600	93,825
Nishio Rent All Company, Ltd.	2,600	52,763
Nissan Shatai Company, Ltd.	9,277	103,000
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	16,122
Nissei Corp.	1,100	9,566
Nissei Plastic Industrial Co., Ltd.	400	3,238
Nissen Holdings Company, Ltd.	4,600	15,278
Nisshin Fudosan Company, Ltd.	3,000	20,754
Nisshin Oillio Group, Ltd.	34,000	117,552
Nisshin Steel Holdings Co Ltd.	13,096	115,954
Nisshinbo Holdings, Inc.	25,000	181,492
Nissin Corp.	17,000	43,605
Nissin Electric Company, Ltd.	9,000	56,092
Nissin Kogyo Company, Ltd.	6,800	126,076
Nissin Sugar Holdings Company, Ltd.	300	6,655
Nissui Pharmaceutical Company, Ltd.	2,600	29,274
Nitta Corp.	4,800	93,225

102

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nittan Valve Company, Ltd.	4,000	$12,819
Nittetsu Mining Company, Ltd.	12,000	49,816
Nitto Boseki Company, Ltd.	25,229	78,750
Nitto Kogyo Corp.	4,900	84,837
Nitto Kohki Company, Ltd.	2,200	38,744
Nitto Seiko Company, Ltd.	4,000	13,038
Nittoc Construction Company, Ltd.	4,500	13,811
Nittoku Engineering Company, Ltd.	1,700	16,701
Noevir Holdings Company, Ltd.	3,400	50,801
NOF Corp.	29,000	153,127
Nohmi Bosai, Ltd.	5,000	40,687
Nomura Company, Ltd.	8,000	51,827
Noritake Company, Ltd.	26,000	68,145
Noritsu Koki Company, Ltd.	2,000	14,305
Noritz Corp.	5,100	83,254
North Pacific Bank, Ltd.	2,100	6,903
NS Solutions Corp.	3,000	53,167
NS United Shinwa Kaiun Kaisha, Ltd. (I)	24,000	35,168
NSD Company, Ltd.	8,315	86,889
Nuflare Technology, Inc.	5	41,324
Obara Group, Inc.	2,400	66,714
Obayashi Road Corp.	4,000	16,405
OBIC Business Consultants, Ltd.	800	46,078
Oenon Holdings, Inc.	10,000	23,290
Ogaki Kyoritsu Bank, Ltd.	59,000	176,916
Ohara, Inc.	2,000	13,236
Ohsho Food Service Corp.	1,200	34,307
Oiles Corp.	4,427	91,215
Oita Bank, Ltd.	32,000	101,107
Okabe Company, Ltd.	7,900	72,529
Okamoto Industries, Inc.	16,000	49,755
Okamura Corp.	11,000	67,741
Okasan Holdings, Inc.	20,000	174,461
Okinawa Cellular Telephone Company	1,100	26,755
Okinawa Electric Power Company, Inc.	3,700	142,566
OKK Corp.	10,000	15,288
OKUMA Corp.	23,382	194,125
Okumura Corp.	29,000	105,015
Okura Industrial Company, Ltd.	8,000	29,893
Okuwa Company, Ltd.	4,000	39,616
Olympic Corp.	1,000	6,579
ONO Sokki Company, Ltd.	4,000	19,301
Onoken Company, Ltd.	2,000	20,083
Onward Holdings Company, Ltd.	26,000	227,994
Optex Company, Ltd.	1,500	21,647
Organo Corp.	8,000	43,133
Origin Electric Company, Ltd.	7,000	24,333
Osaka Organic Chemical Industry, Ltd.	3,200	14,406
Osaka Securities Exchange Company, Ltd.	200	18,361
Osaka Steel Company, Ltd.	2,500	41,282
OSAKA Titanium Technologies Company (L)	3,200	62,769
Osaki Electric Company, Ltd.	5,000	26,356
OSG Corp.	10,400	152,534
Otsuka Kagu, Ltd.	700	6,626
Oyo Corp.	4,100	61,218
Pacific Industrial Company, Ltd.	7,100	50,405
Pacific Metals Company, Ltd.	29,000	136,962
Pal Company, Ltd.	1,900	63,876
Paltac Corp.	5,600	70,738
PanaHome Corp.	15,000	99,153
Panasonic Electric Works SUNX Company, Ltd.	6,100	25,112
Panasonic Information Systems	500	11,131
Paramount Bed Holdings Company, Ltd.	1,500	49,097

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Parco Company, Ltd.	1,800	$17,523
Paris Miki, Inc.	4,800	24,626
Pasco Corp.	4,000	14,900
Pasona Group, Inc.	18	10,625
Penta-Ocean Construction Company, Ltd.	44,500	109,110
Pigeon Corp.	2,931	235,061
Pilot Corp.	24	76,965
Piolax, Inc.	1,800	47,068
Pioneer Corp. (I)	50,700	108,285
Plenus Company, Ltd.	3,400	55,295
Point, Inc.	2,780	123,496
Press Kogyo Company, Ltd.	19,000	91,807
Pressance Corp.	1,000	32,882
Prestige International, Inc.	2,200	29,012
Prima Meat Packers, Ltd.	25,000	52,041
Pronexus, Inc.	3,500	21,197
Proto Corp.	1,800	24,027
Raito Kogyo Company, Ltd.	11,000	53,657
Rasa Industries, Ltd. (I)	10,000	12,539
Relo Holdings, Inc.	1,100	48,412
Rengo Company, Ltd.	37,000	184,048
Renown, Inc. (I)	10,500	13,883
Resorttrust, Inc.	5,800	155,318
Rhythm Watch Company, Ltd.	29,000	44,315
Ricoh Leasing Company, Ltd.	4,100	113,007
Right On Company, Ltd.	3,900	33,739
Riken Corp.	21,000	86,039
Riken Keiki Company, Ltd.	2,500	18,386
Riken Technos Corp.	8,000	24,519
Riken Vitamin Company, Ltd.	2,000	46,154
Ringer Hut Company, Ltd.	1,900	25,379
Riso Kagaku Corp.	3,300	70,980
Riso Kyoiku Company, Ltd. (I)	338	35,143
Rock Field Company, Ltd.	2,000	33,648
Roland Corp.	2,500	23,098
Roland D.G. Corp.	1,700	37,757
Round One Corp.	15,800	97,824
Royal Holdings Company, Ltd.	5,400	77,473
Ryobi, Ltd.	25,000	72,770
Ryoden Trading Company, Ltd.	6,000	39,938
Ryohin Keikaku Company, Ltd.	2,000	149,109
Ryosan Company, Ltd.	6,729	124,669
Ryoshoku, Ltd.	2,100	51,718
Ryoyo Electro Corp.	3,200	27,372
S Foods, Inc.	1,500	12,774
S&B Foods, Inc.	500	3,677
Sagami Chain Company, Ltd.	3,000	23,375
Saibu Gas Company, Ltd.	61,000	135,597
Saizeriya Company, Ltd.	5,000	65,224
Sakai Chemical Industry Company, Ltd.	21,000	61,942
Sakai Heavy Industries, Ltd.	6,000	16,454
Sakai Ovex Company, Ltd.	5,000	6,596
Sakata INX Corp.	8,000	54,012
Sakata Seed Corp.	5,700	74,279
Sala Corp.	4,500	21,336
San Holdings, Inc.	200	2,742
San-A Company, Ltd.	1,400	61,360
San-Ai Oil Company, Ltd.	11,000	41,943
Sanden Corp.	19,000	69,626
Sangetsu Company, Ltd.	5,600	133,583
Sanken Electric Company, Ltd.	26,437	135,399
Sanki Engineering Company, Ltd.	18,000	106,808
Sanko Marketing Foods Company, Ltd.	5	5,014

103

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sanko Metal Industrial Company, Ltd.	6,000	$14,183
Sankyo Seiko Company, Ltd.	7,700	26,202
Sankyo Tateyama, Inc.	3,200	69,602
Sankyu, Inc.	47,000	173,250
Sanoh Industrial Company, Ltd.	4,600	33,607
Sanshin Electronics Company, Ltd.	6,000	37,422
Sanwa Shutter Corp.	38,124	201,757
Sanyo Chemical Industries, Ltd.	10,000	58,540
Sanyo Denki Company, Ltd.	7,000	54,402
Sanyo Electric Railway Company, Ltd.	3,000	11,304
Sanyo Housing Nagoya Company, Ltd.	1,000	12,234
Sanyo Shokai, Ltd.	25,000	66,086
Sanyo Special Steel Company, Ltd.	24,648	114,557
Sapporo Holdings, Ltd.	56,000	198,638
Sasebo Heavy Industries Company, Ltd. (I)	24,000	25,416
Sato Corp.	3,700	68,154
Satori Electric Company, Ltd.	2,400	12,162
Sawada Holdings Company, Ltd.	5,300	47,670
Sawai Pharmaceutical Company, Ltd.	1,600	175,088
Saxa Holdings, Inc.	9,000	15,688
Scroll Corp.	4,000	10,497
SCSK Corp.	3,308	67,335
Seibu Electric Industry Company, Ltd.	3,000	12,405
Seika Corp.	11,000	29,538
Seikagaku Corp.	5,700	69,465
Seikitokyu Kogyo Company, Ltd. (I)	21,000	16,773
Seiko Epson Corp.	4,800	59,024
Seiko Holdings Corp.	4,000	16,383
Seino Holdings Company, Ltd.	28,000	214,169
Seiren Company, Ltd.	11,700	74,477
Sekisui Jushi Corp.	6,000	75,088
Sekisui Plastics Company, Ltd.	7,000	18,081
Senko Company, Ltd.	16,000	79,009
Senshu Electric Company, Ltd.	1,500	18,485
Senshu Ikeda Holdings, Inc.	10,800	52,823
Senshukai Company, Ltd.	6,700	53,516
Septeni Holdings Company, Ltd.	2	2,875
Seria Company, Ltd.	2,900	73,461
Shibaura Electronics Company, Ltd.	200	2,724
Shibaura Mechatronics Corp. (I)	5,000	13,928
Shibusawa Warehouse Company, Ltd.	9,000	36,045
Shibuya Kogyo Company, Ltd.	3,600	30,385
Shidax Corp.	400	1,962
Shikibo, Ltd.	26,000	30,965
Shikoku Bank, Ltd.	35,000	83,647
Shikoku Chemicals Corp.	10,000	61,857
Shima Seiki Manufacturing, Ltd.	5,100	113,996
Shimachu Company, Ltd.	10,400	259,510
Shimizu Bank, Ltd.	1,500	38,912
Shimojima Company, Ltd.	1,600	15,115
Shin Nippon Air Technologies Company, Ltd.	3,100	17,355
Shin-Etsu Polymer Company, Ltd.	6,300	21,856
Shin-Keisei Electric Railway Company, Ltd.	4,000	15,015
Shinagawa Refractories Company, Ltd.	7,000	14,489
Shindengen Electric
Manufacturing Company, Ltd.	17,000	79,669
Shinkawa, Ltd.	1,700	10,236
Shinko Electric Company, Ltd.	14,000	22,953
Shinko Electric Industries Company, Ltd.	15,700	174,633
Shinko Plantech Company, Ltd.	8,500	61,465
Shinko Shoji Company, Ltd.	3,800	33,174
Shinmaywa Industries, Ltd.	18,000	140,714
Shinnihon Corp.	8,000	24,087

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shinsho Corp.	7,000	$12,593
Shinwa Company, Ltd.	600	6,836
Ship Healthcare Holdings, Inc.	4,900	177,975
Shiroki Corp.	17,000	36,522
Shizuki Electric Company, Inc.	3,000	10,945
Shizuoka Gas Company, Ltd.	10,500	75,879
SHO-BOND Holdings Company, Ltd.	700	25,908
Shobunsha Publications, Inc.	2,400	13,562
Shochiku Company, Ltd.	15,000	138,790
Shoei Foods Corp.	900	6,335
Shofu, Inc.	2,200	18,593
Shoko Company, Ltd.	11,000	15,279
Showa Aircraft Industry Company, Ltd.	3,000	30,395
Showa Corp.	11,400	141,029
Showa Sangyo Company, Ltd.	19,000	54,387
Siix Corp.	2,800	31,894
Simplex Technology, Inc.	54	19,933
Sinanen Company, Ltd.	10,000	37,612
Sinko Industries Ltd.	1,400	11,305
Sintokogio, Ltd.	10,200	81,817
SKY Perfect JSAT Holdings, Inc.	279	120,253
SMK Corp.	11,000	31,090
SNT Corp.	3,200	12,039
Sodick Company Ltd.	10,100	52,436
Software Service, Inc.	100	3,665
Sogo Medical Company, Ltd.	900	33,560
Sohgo Security Services Company, Ltd.	11,400	184,981
Space Company, Ltd.	2,700	23,454
SPK Corp.	300	5,174
Square Enix Company, Ltd.	7,800	101,921
SRA Holdings	1,100	11,905
ST Corp.	1,600	15,878
St. Marc Holdings Company, Ltd.	1,900	89,528
Star Micronics Company, Ltd.	7,900	83,649
Starbucks Coffee Japan, Ltd.	26	20,809
Start Today Company, Ltd.	1,100	16,278
Starts Corp., Inc.	1,000	8,353
Starzen Company, Ltd.	9,000	22,286
Stella Chemifa Corp.	1,700	27,920
Studio Alice Company, Ltd.	1,800	26,017
Sugimoto & Company, Ltd.	300	2,512
Sumida Corp.	2,600	12,832
Sumikin Bussan Corp.	21,000	61,712
Suminoe Textile Company, Ltd.	12,000	27,845
Sumitomo Bakelite Company, Ltd.	39,000	151,008
Sumitomo Densetsu Company, Ltd.	4,300	55,798
Sumitomo Forestry Company, Ltd.	1,700	19,814
Sumitomo Light Metal Industries, Ltd.	83,000	86,897
Sumitomo Mitsui Company, Ltd. (I)	34,000	26,286
Sumitomo Osaka Cement Company, Ltd.	75,000	221,905
Sumitomo Pipe & Tube Company, Ltd.	4,100	39,063
Sumitomo Precision Products Company, Ltd.	9,000	41,716
Sumitomo Real Estate Sales Company, Ltd.	1,750	98,493
Sumitomo Seika Chemicals Company, Ltd.	10,000	37,850
Sumitomo Warehouse Company, Ltd.	27,952	149,137
Sun-wa Technos Corp.	400	3,811
SWCC Showa Holdings Company, Ltd. (I)	57,000	51,144
Systena Corp.	4,900	36,437
T Rad Company, Ltd.	11,000	41,811
T&K Toka Company, Ltd.	1,700	33,331
T. Hasegawa Company, Ltd.	4,100	55,075
Tachi-S Company, Ltd.	3,600	52,454
Tachibana Eletech Company, Ltd.	1,700	16,069

104

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tact Home Company, Ltd.	17	$29,363
Tadano, Ltd.	20,000	234,470
Taihei Dengyo Kaisha, Ltd.	7,000	42,362
Taihei Kogyo Company, Ltd.	11,000	39,516
Taiheiyo Kouhatsu, Inc.	8,000	8,510
Taiho Kogyo Company, Ltd.	2,900	37,564
Taikisha, Ltd.	5,800	128,702
Taiko Bank, Ltd.	3,000	6,311
Taiko Pharmaceutical Company, Ltd.	1,000	15,049
Taisei Lamick Company, Ltd.	700	16,074
Taiyo Holdings Company, Ltd.	2,800	89,485
Taiyo Yuden Company, Ltd.	4,900	73,601
Takagi Securities Company, Ltd.	3,000	12,481
Takamatsu Corp.	3,400	49,270
Takano Company, Ltd.	2,000	8,949
Takaoka Toko Holdings Co Ltd.	1,970	29,770
Takara Holdings, Inc.	14,000	138,653
Takara Leben Company, Ltd.	4,800	71,662
Takara Standard Company, Ltd.	17,000	113,715
Takasago International Corp.	15,000	71,019
Takasago Thermal Engineering Company, Ltd.	11,300	92,561
Takashima & Company, Ltd.	6,000	17,068
Takata Corp.	2,600	53,190
Take and Give Needs Company, Ltd.	248	47,056
Takeei Corp.	900	32,772
Takeuchi Manufacturing Company, Ltd.	2,500	55,134
Takihyo Company, Ltd.	4,000	16,569
Takiron Company, Ltd.	8,000	33,182
Takisawa Machine Tool Company, Ltd.	12,000	18,736
Takuma Company, Ltd.	13,000	100,849
Tamron Company, Ltd.	4,200	102,326
Tamura Corp.	16,000	32,943
Tatsuta Electric Wire & Cable Company, Ltd.	8,000	70,593
Tayca Corp.	3,000	8,513
TBK Company, Ltd.	3,000	15,758
Techno Medica Company, Ltd.	2	12,109
Tecmo Koei Holdings Company, Ltd.	5,200	44,705
Teikoku Electric Manufacturing Company, Ltd.	1,400	25,842
Teikoku Piston Ring Company, Ltd.	5,000	76,426
Teikoku Sen-I Company, Ltd.	4,000	30,236
Teikoku Tsushin Kogyo Company, Ltd.	6,000	11,005
Tekken Corp. (I)	23,000	26,214
Temp Holdings Company, Ltd.	2,600	60,540
Tenma Corp.	2,100	25,555
The 77th Bank, Ltd.	15,000	63,456
The Chiba Kogyo Bank, Ltd. (I)	11,900	87,755
The Daiei, Inc. (I)	24,700	77,628
The Hokkoku Bank, Ltd.	54,000	177,921
The Hyakugo Bank, Ltd.	42,000	165,633
The Mie Bank, Ltd.	17,000	35,419
The Monogatari Corp.	1,100	42,065
The Nanto Bank, Ltd.	12,000	44,891
The Pack Corp.	2,500	42,718
The San-in Godo Bank, Ltd.	31,000	228,267
The Yachiyo Bank, Ltd.	1,400	42,941
Tigers Polymer Corp.	2,000	7,648
Titan Kogyo KK	1,000	2,243
TKC Corp.	5,300	87,964
TOA Construction Corp. (I)	41,000	57,250
TOA Electronics Corp.	3,000	21,700
TOA Oil Company, Ltd.	14,000	14,993
TOA Road Corp.	7,000	28,686
Toabo Corp.	9,000	6,537

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Toagosei Company, Ltd.	37,000	$152,621
Tobishima Corp. (I)	17,300	18,504
Tobu Store Company, Ltd.	8,000	21,243
TOC Company, Ltd.	11,400	77,328
Tocalo Company, Ltd.	3,100	43,358
Tochigi Bank, Ltd.	25,000	86,522
Toda Corp.	45,000	121,515
Toda Kogyo Corp.	5,000	14,737
Toei Animation Company, Ltd.	100	2,365
Toei Company, Ltd.	13,000	75,230
Toenec Corp.	6,000	26,421
Toho Bank, Ltd.	39,000	114,507
Toho Company, Ltd.	6,000	20,585
Toho Holdings Company, Ltd.	4,300	77,541
Toho Titanium Company, Ltd.	6,900	54,573
Toho Zinc Company, Ltd.	29,000	93,226
Tohoku Bank, Ltd.	20,000	28,246
Tohokushinsha Film Corp.	700	6,484
Tohto Suisan Company, Ltd.	5,000	7,320
Tokai Carbon Company, Ltd.	38,000	113,907
Tokai Corp.	1,600	41,419
Tokai Holdings Corp.	16,200	49,355
Tokai Lease Company, Ltd.	3,000	5,553
Tokai Rika Company, Ltd.	6,800	126,035
Tokai Rubber Industries, Ltd.	7,400	63,337
Tokai Tokyo Securities Company, Ltd.	40,966	279,129
Token Corp. (I)	1,500	75,381
Tokimec, Inc.	10,000	18,865
Tokushu Tokai Paper Company, Ltd.	18,000	35,552
Tokuyama Corp.	66,000	210,390
Tokyo Derica Company, Ltd.	900	13,900
Tokyo Dome Corp.	33,000	189,088
Tokyo Electron Device, Ltd.	8	12,147
Tokyo Energy & Systems, Inc.	4,000	16,370
Tokyo Ohka Kogyo Company, Ltd.	7,200	155,898
Tokyo Rakutenchi Company, Ltd.	6,000	27,078
Tokyo Rope Manufacturing Company, Ltd. (I)	27,000	40,819
Tokyo Sangyo Company, Ltd.	3,500	10,991
Tokyo Seimitsu Company, Ltd.	6,500	137,199
Tokyo Steel Manufacturing Company, Ltd.	23,200	80,363
Tokyo Tatemono Company, Ltd.	36,000	270,295
Tokyo Tekko Company, Ltd.	7,000	24,071
Tokyo Theatres Company, Inc.	12,000	17,456
Tokyo Tomin Bank, Ltd.	6,100	66,324
Tokyu Community Corp.	1,300	57,680
Tokyu Construction Company, Ltd. (I)	13,580	30,888
Tokyu Livable, Inc.	3,000	58,763
Tokyu Recreation Company, Ltd.	4,000	22,524
Toli Corp.	7,000	14,557
Tomato Bank, Ltd.	12,000	20,445
Tomen Electronics Corp.	1,800	22,042
Tomoe Corp.	4,400	14,632
Tomoe Engineering Company, Ltd.	1,500	24,851
Tomoku Company, Ltd.	11,000	35,082
TOMONY Holdings, Inc.	25,700	92,061
Tomy Company, Ltd.	12,700	57,287
Tonami Holdings Company, Ltd.	4,000	8,020
Toppan Forms Company, Ltd.	12,300	107,301
Topre Corp.	12,000	108,307
Topy Industries, Ltd.	55,000	109,510
Toridoll Corp.	4,000	45,979
Torigoe Company, Ltd.	2,300	14,287
Torii Pharmaceutical Company, Ltd.	1,700	35,967

105

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Torishima Pump Manufacturing Company, Ltd.	3,300	$30,050
Tosei Corp.	54	42,411
Toshiba Machine Company, Ltd.	23,000	118,427
Toshiba Plant Systems & Services Corp.	7,000	101,368
Toshiba TEC Corp.	30,000	153,668
Tosho Printing Company, Ltd.	3,000	7,711
Totetsu Kogyo Company, Ltd.	5,700	85,627
Tottori Bank, Ltd.	11,000	20,159
Touei Housing Corp.	3,000	51,747
Towa Bank, Ltd.	53,000	51,234
Towa Corp.	3,600	26,219
Towa Pharmaceutical Company, Ltd.	1,700	72,737
Toyo Construction Company, Ltd.	7,600	19,748
Toyo Corp.	5,300	70,548
Toyo Electric Manufacturing Company, Ltd.	6,000	17,666
Toyo Engineering Corp.	18,000	86,730
Toyo Ink Manufacturing Company, Ltd.	41,000	186,534
Toyo Kanetsu KK	21,000	64,194
Toyo Kohan Company, Ltd.	9,000	29,322
Toyo Securities Company, Ltd.	15,000	49,995
Toyo Tanso Company, Ltd.	3,700	72,798
Toyo Tire & Rubber Company, Ltd.	39,000	214,207
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,344
Toyobo Company, Ltd.	136,064	219,265
Trancom Company, Ltd.	2,100	55,762
Transcosmos, Inc.	5,400	76,968
Trusco Nakayama Corp.	4,000	83,534
TS Tech Company, Ltd.	8,700	269,316
TSI Holdings Company, Ltd.	15,805	101,538
Tsubakimoto Chain Company, Ltd.	29,000	178,784
Tsudakoma Corp. (I)	9,000	16,528
Tsugami Corp.	13,000	79,946
Tsukishima Kikai Company, Ltd.	4,000	38,819
Tsukuba Bank, Ltd.	20,500	73,341
Tsukui Corp.	5,000	51,713
Tsuruha Holdings, Inc.	1,200	97,129
Tsurumi Manufacturing Company, Ltd.	3,000	25,249
Tsutsumi Jewelry Company, Ltd.	900	21,530
TV Asahi Corp.	400	7,375
TV Tokyo Holdings Corp.	800	10,041
U-Shin, Ltd.	6,300	49,711
Ube Material Industries, Ltd.	9,000	24,407
Uchida Yoko Company, Ltd.	11,000	27,878
UKC Holdings Corp.	2,000	34,854
ULVAC, Inc. (I)	9,300	94,520
Umenohana Company, Ltd.	200	3,882
Uniden Corp. (I)	7,000	18,772
Union Tool Company, Ltd.	2,400	45,562
Unipres Corp.	7,300	135,272
United Arrows, Ltd.	3,000	110,525
Unitika, Ltd. (I)	111,000	62,861
UNY Company, Ltd.	5,800	38,222
Usen Corp. (I)	15,340	27,682
Ushio, Inc.	6,400	78,726
UT Holdings Company, Ltd.	42	41,178
Utoc Corp.	4,300	15,276
Valor Company, Ltd.	5,600	100,799
Village Vanguard Company, Ltd.	5	9,268
Vital KSK Holdings, Inc.	7,700	56,353
VT Holdings Company, Ltd.	5,000	70,369
Wacoal Holdings Corp.	10,000	101,366
Wacom Company, Ltd.	3,200	40,088
Wakachiku Construction Company, Ltd. (I)	23,000	21,846

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Wakita & Company, Ltd.	7,000	$71,437
Warabeya Nichiyo Company, Ltd.	2,800	46,371
Watabe Wedding Corp.	800	6,011
WATAMI Company, Ltd.	3,600	60,872
Weathernews, Inc. (L)	1,400	29,710
Welcia Holdings Company, Ltd.	1,200	51,833
Wellnet Corp.	100	909
West Holdings Corp.	1,800	48,182
Wood One Company, Ltd.	2,000	6,315
Wowow, Inc.	7	18,886
Xebio Company, Ltd.	4,700	91,746
Y A C Company, Ltd.	900	5,479
Yahagi Construction Company, Ltd.	4,400	19,415
Yaizu Suisankagaku Industry Company, Ltd.	1,700	14,270
Yamabiko Corp.	700	22,264
Yamagata Bank, Ltd.	29,000	111,617
Yamanashi Chuo Bank, Ltd.	30,255	121,496
Yamatake Corp.	2,400	50,415
Yamatane Corp.	27,000	47,563
Yamaya Corp.	1,000	14,374
Yamazawa Company, Ltd.	100	1,481
Yamazen Corp.	14,600	85,684
Yaoko Company, Ltd.	1,200	43,621
Yasuda Warehouse Company, Ltd.	2,600	23,217
Yellow Hat, Ltd.	3,100	58,416
Yodogawa Steel Works, Ltd.	24,825	94,879
Yokogawa Bridge Corp.	6,000	53,732
Yokohama Reito Company, Ltd.	8,800	68,869
Yokowo Company, Ltd.	2,800	14,071
Yomeishu Seizo Company, Ltd.	3,000	24,380
Yondenko Corp.	1,000	3,293
Yorozu Corp.	3,300	55,340
Yoshinoya Holdings Conpany, Ltd.	10	10,738
Yuasa Funashoku Company, Ltd.	4,000	8,802
Yuasa Trading Company, Ltd.	37,000	68,243
Yuken Kogyo Company, Ltd.	2,000	4,397
Yurtec Corp.	8,000	22,881
Yusen Logistics Company, Ltd.	4,000	38,043
Yushin Precision Equipment Company, Ltd.	1,900	32,984
Yushiro Chemical Industry Company, Ltd.	1,500	14,498
Zappallas, Inc.	8	6,600
Zenrin Company, Ltd.	5,200	57,315
Zensho Holdings Company, Ltd.	7,500	84,426
Zeria Pharmaceutical Company, Ltd.	4,000	56,179
Zojirushi Corp.	1,000	3,193
Zuken, Inc.	2,300	17,838

		66,347,304
Jersey, Channel Islands - 0.1%
Atrium European Real Estate, Ltd.	30,289	179,399
Centamin PLC (I)	123,822	71,204
Heritage Oil, Ltd. (I)	33,279	71,417

		322,020
Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	198	7,792
Verwaltungs & Privat Bank AG	503	36,611

		44,403
Luxembourg - 0.3%
APERAM	13,770	183,031
AZ Electronic Materials SA	13,605	64,999
Elcoteq SE (I)	353	0
Eurofins Scientific (I)	1,300	254,876

106

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Luxembourg (continued)
GAGFAH SA (I)	7,615	$95,003
Regus PLC	114,263	288,908

		886,817
Malaysia - 0.0%
Nam Cheong, Ltd.	203,000	44,887
Malta - 0.1%
Unibet Group PLC	6,202	199,946
Mauritius - 0.0%
Essar Energy PLC (I)	21,434	47,551
Monaco - 0.0%
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco SA	930	38,212
Mongolia - 0.0%
Mongolian Mining Corp. (I)	235,000	60,313
Netherlands - 1.9%
Aalberts Industries NV	21,272	479,960
Accell Group	2,990	50,883
AMG Advanced Metallurgical Group NV (I)	7,469	64,923
Amsterdam Commodities NV	3,253	64,461
Arcadis NV	10,167	282,359
ASM International NV (I)	9,233	326,508
BE Semiconductor Industries NV	9,793	94,336
Beter Bed Holding NV	3,373	57,008
BinckBank NV (L)	13,669	124,977
Brunel International NV	2,644	115,894
CSM NV	17,875	371,013
Delta Lloyd NV	17,819	347,285
DOCdata NV	350	6,657
Exact Holdings NV	3,073	64,144
Grontmij (I)	8,838	38,302
Heijmans NV	2,468	25,002
Hunter Douglas NV	368	15,005
KAS Bank NV	2,111	24,192
Kendrion NV	1,687	44,641
Koninklijke BAM Groep NV	55,695	272,549
Koninklijke Ten Cate NV	7,587	184,781
Koninklijke Wessanen NV	16,397	60,189
Macintosh Retail Group NV	3,311	36,425
Nederlandsche Apparatenfabriek (NEDAP) NV	758	30,913
Nutreco NV	14,136	600,762
Ordina NV (I)	12,418	19,776
PostNL NV (I)	95,659	258,006
Royal Imtech NV (I)(L)	14,706	176,771
SBM Offshore NV (I)	22,837	414,060
Sligro Food Group NV	4,162	140,210
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV (I)	2,755	37,332
TKH Group NV	7,266	186,448
TomTom NV (I)(L)	26,685	138,347
Unit4 NV	6,458	226,488
USG People NV	21,764	164,524

		5,545,131
New Zealand - 0.9%
A2 Corp., Ltd. (I)	17,644	9,760
Air New Zealand, Ltd.	55,131	63,830
Bathurst Resources, Ltd. (I)	44,863	5,990
Chorus, Ltd.	46,399	91,523
Ebos Group, Ltd.	6,812	58,392
Fisher & Paykel Healthcare Corp.	99,928	246,767
Freightways, Ltd.	28,518	96,381

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand (continued)
Hallenstein Glasson Holdings, Ltd.	10,077	$43,909
Infratil, Ltd.	111,284	200,428
Kathmandu Holdings, Ltd.	6,266	14,205
Mainfreight, Ltd.	12,506	102,486
Michael Hill International, Ltd.	8,000	8,733
New Zealand Exchange, Ltd.	50,577	56,253
New Zealand Oil & Gas, Ltd.	50,250	31,853
New Zealand Refining Company, Ltd.	20,150	35,255
Nuplex Industries, Ltd.	31,528	70,637
Pacific Edge, Ltd. (I)	10,947	5,088
PGG Wrightson, Ltd.	18,780	3,718
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	15,938	180,650
Pumpkin Patch, Ltd. (I)	30,500	26,494
Rakon, Ltd. (I)	10,503	1,670
Restaurant Brands New Zealand Ltd.	25,273	60,132
Ryman Healthcare, Ltd.	61,053	318,729
Sanford, Ltd.	6,681	24,710
Sky Network Television, Ltd.	36,291	167,924
SKYCITY Entertainment Group, Ltd.	119,779	397,618
Steel & Tube Holdings, Ltd.	7,400	14,906
Tower, Ltd.	33,314	50,384
Trade Me, Ltd.	930	3,625
TrustPower, Ltd.	4,918	29,186
Vector, Ltd.	53,828	124,561
Warehouse Group, Ltd.	19,518	59,613
Xero, Ltd. (I)	6,574	72,950

		2,678,360
Norway - 1.1%
ABG Sundal Collier Holding ASA (I)	54,697	37,374
AF Gruppen ASA	119	1,246
Agasti Holding ASA (I)	30,000	6,967
Algeta ASA (I)	4,289	166,284
Atea ASA	13,004	130,150
Austevoll Seafood ASA	13,182	78,564
Bonheur ASA	1,287	27,875
BW Offshore, Ltd.	58,362	77,297
BWG Homes ASA (I)	16,814	38,157
Cermaq ASA	10,587	195,222
Det Norske Oljeselskap ASA (I)	7,432	116,576
DNO International ASA (I)	120,482	214,975
DOF ASA (I)	9,380	39,660
Ekornes ASA	3,853	61,744
Electromagnetic GeoServices ASA (I)	25,871	46,574
Eltek ASA	32,294	29,155
Evry ASA	10,907	15,622
Farstad Shipping ASA	4,400	94,420
Ganger Rolf ASA	2,018	42,098
Hurtigruten ASA (I)	11,189	5,121
Kongsberg Automotive Holding ASA (I)	126,594	49,627
Kvaerner ASA	35,560	66,865
Leroy Seafood Group ASA	3,510	96,819
Nordic Semiconductor ASA (I)	28,917	95,005
Norske Skogindustrier ASA (I)	24,491	10,469
Norwegian Air Shuttle ASA (I)	5,230	261,954
Norwegian Energy Company AS (I)	47,361	29,399
Odfjell ASA (I)	6,307	31,493
Opera Software ASA	12,248	91,345
Panoro Energy ASA (I)	4,287	2,120
PhotoCure ASA (I)(L)	1,408	8,803
Q-Free ASA (I)	7,500	17,559
Renewable Energy Corp. ASA (I)	33,441	12,884
Salmar ASA (I)	2,648	26,966

107

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Scana Industrier ASA (I)	5,134	$2,698
Sevan Drilling AS (I)	61,510	34,454
Sevan Marine ASA (I)	2,024	6,810
Siem Offshore, Inc. (I)	20,762	28,649
Solstad Offshore ASA	3,000	48,049
SpareBank 1 SR Bank ASA	4,208	37,259
Sparebanken 1 SMN	17,803	154,005
Tomra Systems ASA	27,464	245,521
TTS Group ASA	6,770	9,183
Vard Holdings, Ltd.	110,000	97,016
Veidekke ASA	14,364	114,928
Wilh Wilhelmsen Holding ASA	1,683	13,185
Wilh Wilhelmsen Holding ASA, Class A	4,200	111,734

		3,129,880
Peru - 0.0%
Copeinca ASA	9,320	92,066
Portugal - 0.5%
Altri SGPS SA	26,058	63,608
Banco BPI SA (I)	70,229	93,191
Banco Comercial Portugues SA (I)	806,148	109,845
Banco Espirito Santo SA (I)	287,235	277,453
BANIF - Banco Internacional
do Funchal SA (I)	4,673	671
Investimentos Participacoes e Gestao SA (I)	31,529	6,947
Mota Engil SGPS SA	9,080	25,498
Novabase SGPS SA	2,054	7,338
Portucel - Empresa Produtora de Pasta
e Papel SA	36,985	130,764
Redes Energeticas Nacionais SA	29,030	84,245
Semapa-Sociedade de Investimento & Gestao	13,945	123,001
Sonae	174,227	172,297
Sonae Industria SGPS SA (I)	4,886	3,390
Sonaecom - SGPS SA	16,692	33,363
Teixeira Duarte SA (I)	37,298	23,350
Zon Multimedia Servicos de Telecomunicacoes
e Multimedia SGPS SA	37,568	169,495

		1,324,456
Russia - 0.0%
Alliance Oil Company, Ltd., ADR (I)	4,486	31,752
Singapore - 1.9%
Amtek Engineering, Ltd.	52,000	19,717
Ausgroup, Ltd. (L)	176,000	54,966
Baker Technology, Ltd. (L)	101,000	23,962
Banyan Tree Holdings, Ltd.	78,000	46,731
Biosensors International Group, Ltd. (I)	182,000	171,544
Bonvests Holdings, Ltd.	36,400	33,363
Boustead Singapore, Ltd.	59,000	62,973
Broadway Industrial Group, Ltd.	18,000	4,328
Bukit Sembawang Estates, Ltd.	23,000	120,963
Cape PLC	20,985	84,537
CH Offshore, Ltd.	50,000	17,764
China Aviation Oil Singapore Corp., Ltd.	60,000	45,259
China Merchants Holdings Pacific, Ltd.	41,000	29,030
Chip Eng Seng Corp., Ltd.	148,000	87,986
Chuan Hup Holdings, Ltd.	78,000	16,352
Cosco Corp. Singapore, Ltd. (L)	199,000	124,942
Creative Technology, Ltd.	7,050	13,996
CSE Global, Ltd.	97,000	65,896
CWT, Ltd.	61,000	82,231
Dyna-Mac Holdings, Ltd.	25,000	8,459
Elec & Eltek International Company, Ltd.	5,000	10,734

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Ezra Holdings, Ltd. (I)	186,800	$143,400
Falcon Energy Group, Ltd. (I)	32,000	8,826
FJ Benjamin Holdings, Ltd.	5,000	1,024
Food Empire Holdings, Ltd.	43,800	23,500
Fragrance Group, Ltd.	200,000	38,767
Freight Links Express Holdings, Ltd.	126,236	9,186
Gallant Venture, Ltd. (I)	111,000	30,189
GMG Global, Ltd.	785,000	71,402
Goodpack, Ltd.	50,000	65,000
Guocoland, Ltd.	9,000	14,522
GuocoLeisure, Ltd.	131,000	83,189
Guthrie GTS, Ltd.	81,000	45,632
Healthway Medical Corp, Ltd. (I)	336,375	28,730
Hi-P International, Ltd.	51,000	34,179
Hiap Hoe, Ltd.	38,000	20,852
Ho Bee Investment, Ltd.	71,000	112,766
Hong Fok Corp., Ltd.	67,760	38,211
Hong Leong Asia, Ltd.	32,000	43,032
Hotel Grand Central, Ltd.	11,000	9,307
Hotel Properties, Ltd.	46,100	120,305
HTL International Holdings, Ltd.	24,000	5,598
Hwa Hong Corp., Ltd.	55,000	14,962
Hyflux, Ltd.	96,000	101,530
Indofood Agri Resources, Ltd.	114,000	90,621
Innotek, Ltd.	16,000	3,684
Interra Resources, Ltd. (I)	106,000	39,395
Jaya Holdings, Ltd.	78,000	37,640
K-Green Trust	55,000	46,298
K1 Ventures, Ltd.	89,000	11,728
Keppel Telecommunications
& Transportation, Ltd.	15,000	18,336
LC Development, Ltd.	68,000	8,201
Lian Beng Group, Ltd.	53,000	21,731
Low Keng Huat Singapore, Ltd. (I)	64,000	38,205
Manhattan Resources, Ltd. (I)	34,000	8,775
Mercator Lines Singapore, Ltd.	70,000	5,932
Metro Holdings, Ltd.	53,600	40,259
Mewah International, Inc.	57,000	19,837
Miclyn Express Offshore Ltd.	9,660	16,787
Midas Holdings, Ltd.	275,000	107,657
MobileOne, Ltd.	48,000	118,997
NatSteel, Ltd.	29,000	33,029
Oceanus Group, Ltd. (I)	142,000	5,453
OM Holdings, Ltd. (I)	9,171	3,406
Orchard Parade Holdings, Ltd.	42,594	72,367
OSIM International, Ltd.	44,000	70,302
Otto Marine, Ltd. (I)	223,500	14,482
Overseas Union Enterprise, Ltd.	26,000	61,585
Pan Pacific Hotels Group, Ltd.	30,000	59,931
Pan-united Corp. Ltd.	27,000	20,875
Petra Foods, Ltd.	46,000	153,614
Popular Holdings Ltd.	41,000	9,370
QAF, Ltd.	31,000	25,651
Raffles Education Corp., Ltd. (I)	157,233	40,190
Raffles Medical Group, Ltd.	13,326	34,814
Rotary Engineering, Ltd.	37,000	14,077
Roxy-Pacific Holdings, Ltd.	6,000	2,826
S I2I, Ltd. (I)	316,000	5,516
SBS Transit, Ltd.	20,500	22,884
Sheng Siong Group, Ltd.	103,000	54,009
Sim Lian Group, Ltd.	69,447	48,054
Sinarmas Land, Ltd.	280,000	185,653
Singapore Post, Ltd.	259,784	267,752

108

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Reinsurance Corp., Ltd.	47,000	$9,639
SMRT Corp., Ltd.	31,000	35,042
Stamford Land Corp., Ltd.	114,000	56,005
SunVic Chemical Holdings, Ltd. (I)	41,000	14,805
Super Coffeemix Manufacturing, Ltd.	38,000	141,921
Swiber Holdings, Ltd.	171,000	102,773
Tat Hong Holdings, Ltd.	69,000	81,326
Technics Oil & Gas, Ltd. (L)	25,000	16,587
The Hour Glass, Ltd.	5,000	7,228
Tiong Woon Corp. Holding, Ltd.	12,000	3,493
Triyards Holdings, Ltd. (I)	14,680	8,524
Tuan Sing Holdings, Ltd.	104,000	29,618
UMS Holdings, Ltd.	19,000	7,284
United Engineers, Ltd.	49,000	110,847
United Envirotech, Ltd.	126,000	91,705
UOB-Kay Hian Holdings, Ltd.	71,000	94,924
UPP Holdings, Ltd.	136,000	35,294
Venture Corp., Ltd.	52,000	301,276
Wee Hur Holdings Ltd. (L)	102,000	34,211
Wing Tai Holdings, Ltd.	102,817	171,860
XP Power, Ltd.	1,746	32,547
Yeo Hiap Seng, Ltd.	8,834	19,478
Yongnam Holdings, Ltd.	257,000	69,109

		5,505,261
Spain - 1.7%
Abengoa SA (I)	8,068	22,513
Abengoa SA, B Shares	32,272	74,996
Acciona SA	979	60,615
Acerinox SA	14,512	147,869
Adolfo Dominguez SA (I)	1,580	7,948
Almirall SA	8,928	107,898
Amper SA (I)	2,862	4,529
Atresmedia Corp de Medios
de Comunicaion SA (I)	13,341	86,989
Azkoyen SA (I)	2,428	4,354
Banco Popular Espanol SA (I)	23,760	19,361
Banco Santander SA	4,160	29,884
Bankinter SA	63,607	231,701
Baron de Ley SA (I)	517	36,014
Bolsas y Mercados Espanoles SA (I)(L)	13,007	333,261
Caja de Ahorros del Mediterraneo (I)	1,684	0
Campofrio Food Group SA (I)	2,513	17,945
Cementos Portland Valderrivas SA (I)	1,810	11,575
Cie Automotive SA	5,887	43,236
Codere SA (I)	2,376	5,546
Construcciones & Auxiliar de Ferrocarriles SA	318	131,110
Deoleo SA (I)	33,642	13,289
Duro Felguera SA (I)	11,996	82,322
Ebro Foods SA	16,205	317,635
Elecnor SA	5,499	66,606
Ence Energia y Celulosa SA	35,518	116,200
Ercros SA (I)	14,570	7,466
Faes Farma SA	42,867	114,907
Faes Farma SA (I)	1,714	4,678
Fluidra SA	1,792	6,157
Fomento de Construcciones y Contratas SA (L)	6,520	65,189
Gamesa Corporacion Tecnologica SA	38,400	172,660
Grupo Catalana Occidente SA (I)	8,464	196,966
Grupo Ezentis SA (I)	34,897	6,195
Iberpapel Gestion SA (I)	1,271	23,175
Indra Sistemas SA (L)	22,106	287,751
Laboratorios Farmaceuticos Rovi SA	1,848	16,429
Mediaset Espana Comunicacion SA (I)	34,574	267,408

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Melia Hotels International SA	10,504	$77,026
Miquel y Costas SA	1,538	43,735
NH Hoteles SA (I)	24,006	82,249
Obrascon Huarte Lain SA	9,204	333,700
Papeles y Cartones de Europa SA	5,661	21,193
Pescanova SA (I)	2,188	16,068
Prim SA	1,511	10,259
Promotora de Informaciones SA (I)	41,731	10,109
Prosegur Cia de Seguridad SA	29,600	164,092
Realia Business SA (I)	2,646	2,111
Sacyr Vallehermoso SA (I)	29,609	80,112
Sociedad Nacional de Industrias Apicaciones
Celulosa Espanol SA (I)	11,792	6,005
Tecnicas Reunidas SA	5,837	282,156
Telecomunicaciones y Energia (I)	4,417	6,229
Tubacex SA (I)	18,532	58,565
Tubos Reunidos SA (I)	24,778	52,163
Unipapel SA	967	16,237
Vidrala SA (I)	2,768	98,605
Viscofan SA	8,086	398,554
Vocento SA (I)	6,333	7,220
Zeltia SA (I)	33,571	76,147

		4,984,912
Sweden - 3.5%
AarhusKarlshamn AB	5,452	286,530
Acando AB	15,025	33,946
Active Biotech AB (I)	6,621	50,712
AddTech AB	3,413	114,049
AF AB	6,316	160,524
Atrium Ljungberg AB, B Shares	1,775	24,671
Avanza Bank Holding AB	3,081	68,785
Axfood AB	4,116	172,952
Axis Communications AB (L)	7,958	207,474
B&B Tools AB	4,846	57,133
BE Group AB (I)	8,608	20,780
Beijer AB G&L	4,000	67,360
Beijer Alma AB	3,829	79,946
Beijer Electronics AB	1,967	21,014
Betsson AB (I)	6,241	150,587
Betsson AB-RED, B Shares (I)	6,241	8,914
Bilia AB	4,374	70,198
BillerudKorsnas AB	33,720	319,407
BioGaia AB	2,610	96,120
Bjoern Borg AB (I)	3,904	18,512
Bure Equity AB (I)	15,157	54,581
Byggmax Group AB	7,265	38,974
Castellum AB	31,455	470,763
Cision AB	1,363	8,651
Clas Ohlson AB	7,805	100,947
Cloetta AB (I)	5,464	15,133
Concordia Maritime AB	748	1,133
Connecta AB	1,023	6,052
Doro AB	1,728	9,171
Duni AB	4,537	39,366
East Capital Explorer AB (I)	1,176	8,428
Enea AB (I)	2,038	13,445
Eniro AB (I)	14,394	41,901
Fabege AB	27,340	302,814
Fagerhult AB	600	16,252
Fastighets AB Balder - B Shares (I)	14,300	113,199
Gunnebo AB	11,783	50,775
Haldex AB	13,150	91,604
Hexpol AB	4,829	297,048

109

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
HIQ International AB (I)	11,419	$59,234
Hoganas AB	5,027	244,609
Holmen AB, Series B	12,513	339,778
Hufvudstaden AB, Class A	3,446	45,416
Husqvarna AB, A Shares	2,807	15,977
Husqvarna AB, B Shares	39,638	225,211
ICA Gruppen AB (I)(L)	11,207	322,736
Industrial & Financial Systems AB	4,420	80,903
Indutrade AB	2,535	83,896
Intrum Justitia AB	11,086	232,182
JM AB (L)	16,305	351,162
KappAhl Holding AB (I)	3,176	14,366
Klovern AB	7,293	31,661
KNOW IT AB	3,046	23,866
Kungsleden AB	28,045	181,798
Lagercrantz AB	4,000	55,751
Lindab International AB (I)	13,727	111,658
Loomis AB	13,217	254,503
Meda AB	7,156	91,583
Medivir AB (I)	5,060	53,645
Mekonomen AB (L)	4,281	130,620
Micronic Laser Systems AB (I)	11,550	23,466
Modern Times Group AB, B Shares	836	33,286
Munksjo Oyj (I)	595	2,879
NCC AB, A Shares	1,425	33,916
NCC AB, B Shares	17,410	413,446
Net Entertainment NE AB (I)	5,356	81,190
Net Insight AB (I)	50,000	8,987
New Wave Group AB	10,366	54,197
Nibe Industrier AB	14,836	245,899
Nobia AB	26,454	152,595
Nolato AB	3,787	61,591
Nordnet AB	16,938	48,619
Northland Resources SA (I)	9,900	573
OEM International AB	8,427	86,760
PA Resources AB (I)	1,101	4,097
Peab AB	29,986	154,530
Pricer AB	13,696	16,893
Proact IT Group AB	930	10,369
Proffice AB	10,000	37,212
Raysearch Laboratories AB (I)	1,254	5,583
Readsoft AB	578	2,298
Rezidor Hotel Group AB (I)	16,972	75,396
RNB Retail & Brands AB (I)	696,720	6,324
Saab AB	7,639	157,494
SAS AB (I)	37,797	81,437
Sectra AB (I)	421	3,683
Securitas AB, Series B	2,240	20,379
Semcon AB	1,983	20,742
SkiStar AB	4,288	49,943
SSAB AB, Series A	38,887	269,040
SSAB AB, Series B	12,222	73,859
Sweco AB	5,913	64,118
Swedish Orphan Biovitrum AB (I)	23,793	147,640
Swedol AB	662	2,016
Systemair AB	141	2,188
TradeDoubler AB (I)	7,620	20,539
Trelleborg AB, Series B	46,461	713,020
Vitrolife AB	1,819	17,188
Wallenstam AB	14,516	197,614
Wihlborgs Fastigheter AB	12,694	205,582

		10,266,994

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland - 4.8%
Acino Holding AG (I)	792	$77,435
Advanced Digital Broadcast Holdings SA (I)	310	4,721
AFG Arbonia-Forster Holding AG (I)	3,144	86,317
Allreal Holding AG (I)	2,085	295,709
ALSO-Actebis Holding AG (I)	779	37,529
APG SGA SA	123	29,279
Aryzta AG (I)	1,436	82,204
Ascom Holding AG (I)	4,996	62,101
Autoneum Holding AG (I)	733	52,738
Bachem Holding AG (I)	525	21,679
Bank Coop AG	2,190	109,944
Banque Cantonale de Geneve	126	33,405
Banque Privee Edmond de Rothschild SA	1	18,278
Basilea Pharmaceutica (I)	680	50,609
Belimo Holding AG	79	180,947
Bell Holding AG	27	62,078
Bellevue Group AG	887	10,206
Berner Kantonalbank	748	196,598
BKW SA	443	14,691
Bobst Group AG (I)	1,842	55,807
Bossard Holding AG	871	131,900
Bucher Industries AG	1,018	238,143
Burckhardt Compression Holding AG	571	216,806
Burkhalter Holding AG (I)	575	41,761
Centralschweizerische Kraftwerke AG	68	21,692
Charles Voegele Holding AG (I)	1,112	14,736
Cie Financiere Tradition SA (I)	106	5,263
Clariant AG (I)	41,950	601,524
Coltene Holding AG (I)	524	25,157
Conzzeta Holding AG	69	125,212
Daetwyler Holding AG	1,186	126,235
Dufry AG (I)	2,828	383,884
EFG International (I)	8,296	101,992
Emmi AG (I)	559	166,502
EMS-Chemie Holding AG	387	114,982
Energiedienst Holding AG (I)	1,013	38,049
Ferrexpo PLC	33,409	83,617
Flughafen Zuerich AG	716	351,164
Forbo Holding AG (I)	308	189,712
Galenica Holding AG	238	153,523
GAM Holding AG (I)	36,286	628,699
Gategroup Holding AG (I)	5,095	105,991
Georg Fischer AG (I)	682	312,087
Gurit Holding AG (I)	77	30,918
Helvetia Patria Holding AG	951	391,436
Highlight Communications AG (I)	3,263	17,813
Huber & Suhner AG	665	31,458
Implenia AG (I)	2,700	140,137
Inficon Holding AG (I)	340	100,110
Informa PLC	116,111	893,053
Interroll Holding AG (I)	85	34,970
Intershop Holdings	212	71,193
Jungfraubahn Holding AG	265	18,687
Kaba Holding AG (I)	502	196,029
Kardex AG (I)	810	28,718
Komax Holding AG (I)	836	82,164
Kudelski SA	8,676	107,324
Kuoni Reisen Holding AG (I)	793	259,664
LEM Holding SA	295	183,604
LifeWatch AG (I)	1,457	10,953
Logitech International SA	34,834	242,696
Lonza Group AG (I)	7,891	582,212
Luzerner Kantonalbank AG (I)	435	170,608

110

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Metall Zug AG	32	$72,129
Meyer Burger Technology AG (I)	13,162	105,355
Micronas Semiconductor Holding AG (I)	5,432	40,357
Mobilezone Holding AG	6,527	61,580
Mobimo Holding AG (I)	1,074	230,358
Myriad Group AG (I)	2,864	7,500
Nobel Biocare Holding AG (I)	22,850	276,385
OC Oerlikon Corp. AG (I)	29,678	356,844
Orascom Development Holding AG (I)	2,115	22,661
Orell Fuessli Holding AG (I)	223	20,480
Orior AG (I)	945	50,965
Panalpina Welttransport Holding AG	1,669	165,583
Phoenix Mecano AG	125	60,924
PSP Swiss Property AG (I)	67	6,086
PubliGroupe SA	311	39,809
Rieter Holding AG (I)	545	92,431
Romande Energie Holding SA	43	49,170
Schaffner Holding AG (I)	90	19,703
Schmolz & Bickenbach AG (I)	3,596	11,577
Schweiter Technologies AG (I)	192	112,928
Schweizerische National-Versicherungs-
Gesellschaft AG	2,823	123,956
Siegfried Holding AG (I)	862	112,260
St. Galler Kantonalbank	426	165,973
Straumann Holding AG	363	49,557
Swiss Life Holding (I)	5,862	967,719
Swisslog Holding AG (I)	60,097	72,776
Swissquote Group Holding SA	1,018	30,657
Tamedia AG	558	59,780
Tecan Group AG (I)	2,024	180,537
Temenos Group AG (I)	9,240	203,620
Tornos SA (I)	2,185	11,537
U-Blox AG (I)	973	59,543
Valiant Holding AG	1,904	167,003
Valora Holding AG	536	103,803
Vaudoise Assurances Holding SA	211	76,800
Vetropack Holding AG	21	41,567
Von Roll Holding AG (I)	2,046	3,351
Vontobel Holding AG	4,837	151,771
VZ Holding AG	227	33,210
Walliser Kantonalbank	5	4,384
Walter Meier AG	600	32,099
Ypsomed Holding AG (I)	776	44,507
Zehnder Group AG	2,058	90,349
Zueblin Immobilien Holding AG (I)	7,460	15,812
Zug Estates Holding AG (I)	24	31,383
Zuger Kantonalbank	21	108,456

		13,999,888
United Arab Emirates - 0.0%
Lamprell PLC (I)	30,019	72,562
United Kingdom - 20.1%
4imprint Group PLC	3,295	25,263
A.G.Barr PLC	16,658	140,208
Aberdeen Asset Management PLC	111,289	777,413
Afren PLC (I)	207,832	406,780
African Barrick Gold, Ltd.	4,879	10,057
Aga Rangemaster Group PLC (I)	16,809	20,985
Alent PLC	58,692	325,706
Amlin PLC	99,630	624,973
Anglo Pacific Group PLC	13,955	51,903
Anglo-Eastern Plantations PLC	3,323	36,548
Anite PLC	54,617	106,087

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Ashmore Group PLC	49,675	$297,327
Ashtead Group PLC	97,208	912,120
Assura Group, Ltd.	39,777	21,866
Aveva Group PLC	10,149	371,890
Avon Rubber PLC	714	4,936
Babcock International Group PLC	44,656	783,744
Balfour Beatty PLC	130,727	458,897
Barratt Developments PLC (I)	220,117	1,054,915
BBA Aviation PLC	92,848	393,901
Bellway PLC	24,995	483,395
Berendsen PLC	34,275	396,592
Berkeley Group Holdings PLC	24,027	766,706
Betfair Group PLC	8,907	108,382
Bloomsbury Publishing PLC	9,864	19,414
Bodycote PLC	43,896	366,847
Booker Group PLC	258,527	494,175
Bovis Homes Group PLC	34,079	387,911
Braemar Seascope Group PLC	1,189	7,809
Brammer PLC (I)	16,986	88,988
Brewin Dolphin Holdings PLC (I)	52,601	195,505
British Polythene Industries PLC (I)	4,400	36,908
Britvic PLC	42,756	343,274
BTG PLC (I)	54,223	294,115
Cable & Wireless Communications PLC	282,097	184,186
Cairn Energy PLC (I)	47,153	193,660
Capital & Counties Properties PLC	5,753	28,330
Capital & Regional PLC (I)	10,673	5,731
Carclo PLC	7,141	40,064
Carillion PLC	74,847	289,997
Carr’s Milling Industries PLC	268	5,229
Castings PLC (I)	6,764	34,810
Centaur Media PLC	19,732	10,102
Charles Stanley Group PLC (I)	5,789	33,824
Charles Taylor Consulting PLC	5,241	14,883
Chemring Group PLC	25,908	110,815
Chesnara PLC	17,735	68,895
Chime Communications PLC	7,627	30,957
Cineworld Group PLC	15,103	74,167
Clarkson PLC	1,215	31,398
Close Brothers Group PLC	29,756	446,806
Cobham PLC	134,985	583,956
Colt Telecom Group SA (I)	55,712	91,484
Communisis PLC	21,576	17,754
Computacenter PLC (I)	17,039	118,858
Concentric AB	13,150	137,908
Consort Medical PLC	7,040	83,887
Costain Group PLC	7,708	29,870
Cranswick PLC	10,492	179,393
Creston PLC	10,587	14,641
Croda International PLC	12,602	470,160
CSR PLC	47,524	394,518
D.S. Smith PLC (I)	189,558	689,806
Daily Mail & General Trust PLC	57,273	664,167
Dairy Crest Group PLC	29,951	219,092
De La Rue PLC	19,911	286,639
Debenhams PLC	249,580	349,866
Dechra Pharmaceuticals PLC	11,413	118,099
Development Securities PLC	19,418	59,740
Devro PLC	32,284	159,146
Dignity PLC	10,684	219,119
Diploma PLC	21,383	172,329
Dixons Retail PLC (I)	770,492	479,296
Domino Printing Sciences PLC (I)	21,541	222,253

111

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Domino’s Pizza UK & IRL PLC	21,403	$229,440
Drax Group PLC	76,204	662,450
Dunelm Group PLC	9,815	132,421
E2V Technologies PLC	7,270	14,008
easyJet PLC	33,346	630,965
Electrocomponents PLC	84,382	343,148
Elementis PLC	84,322	300,077
EnQuest PLC (I)	141,545	276,093
Enterprise Inns PLC (I)	94,866	162,438
Essentra PLC	35,529	375,340
Euromoney Institutional Investor PLC	5,112	73,020
F&C Asset Management PLC	96,030	140,319
Fenner PLC	33,480	173,479
Fiberweb PLC	1,537	1,740
Fidessa Group PLC	7,402	216,462
Findel PLC (I)	3,632	9,078
FirstGroup PLC	75,809	143,699
Fuller Smith & Turner PLC	8,112	105,376
Future PLC (I)	44,714	10,582
Galliford Try PLC	17,472	250,382
Gem Diamonds, Ltd. (I)	17,271	36,655
Genus PLC	10,500	226,001
Go-Ahead Group PLC	6,804	158,736
Greene King PLC	45,742	529,712
Greggs PLC	20,213	124,850
Halfords Group PLC	37,955	188,377
Halma PLC	65,970	516,384
Hardy Oil & Gas PLC (I)	7,986	14,330
Hargreaves Lansdown PLC	29,861	432,812
Hays PLC	240,962	339,246
Headlam Group PLC (I)	14,115	79,770
Helical Bar PLC	22,165	88,926
Henry Boot PLC	14,125	40,112
Hikma Pharmaceuticals PLC	23,510	344,527
Hill & Smith Holdings PLC (I)	15,750	103,403
Hilton Food Group, Ltd.	1,897	10,171
Hochschild Mining PLC	32,648	125,174
Hogg Robinson Group PLC	48,756	41,920
Home Retail Group PLC	138,597	327,473
Homeserve PLC	42,363	168,092
Howden Joinery Group PLC	128,869	453,115
Hunting PLC	22,491	293,406
Huntsworth PLC	22,389	20,508
Hyder Consulting PLC	1,002	6,404
ICAP PLC	50,711	281,441
IG Group Holdings PLC	41,991	367,716
Imagination Technologies Group PLC (I)	12,900	67,474
Inchcape PLC	82,068	676,975
Inmarsat PLC	76,414	709,705
Innovation Group PLC (I)	173,130	71,502
Intermediate Capital Group PLC	51,098	359,341
International Personal Finance PLC	25,827	202,575
Interserve PLC	27,735	205,168
Invensys PLC (I)	120,411	718,842
IP Group PLC (I)	40,441	84,678
ITE Group PLC (I)	46,681	207,839
J.D. Wetherspoon PLC	20,402	204,481
James Fisher & Sons PLC (I)	6,773	100,305
Jardine Lloyd Thompson Group PLC	21,435	288,589
Jazztel PLC (I)	44,312	309,931
JD Sports Fashion PLC	3,849	52,998
JKX Oil & Gas PLC (I)	17,585	16,251
John Menzies PLC	7,960	87,581

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
John Wood Group PLC	36,360	$470,396
Johnston Press PLC (I)	131,792	34,139
Jupiter Fund Management PLC	36,864	179,828
Kcom Group PLC	106,757	134,257
Keller Group PLC	11,372	163,362
Kier Group PLC (I)	6,795	127,684
Kofax PLC (I)	12,157	60,924
Ladbrokes PLC	158,843	495,824
Laird PLC	63,181	202,025
Lancashire Holdings, Ltd.	31,742	383,100
Laura Ashley Holdings PLC	68,094	29,982
Lavendon Group PLC (I)	20,567	50,642
Liontrust Asset Management PLC (I)	5,127	14,724
London Stock Exchange Group PLC	15,257	321,292
Lonmin PLC (I)	9,586	42,769
Lookers PLC	41,910	66,141
LSL Property Services PLC	7,738	43,334
Man Group PLC	28,566	49,094
Management Consulting Group PLC	85,894	39,599
Marshalls PLC	29,028	61,844
Marston’s PLC	122,705	266,023
McBride PLC (I)	32,860	51,172
Mears Group PLC (I)	12,118	68,005
Mecom Group PLC	10,230	5,253
Meggitt PLC	57,215	457,946
Melrose Industries PLC	201,545	798,079
Michael Page International PLC	49,381	284,413
Micro Focus International PLC	24,923	258,335
Millennium & Copthorne Hotels PLC (I)	30,759	261,079
Mitchells & Butlers PLC (I)	45,739	262,910
Mitie Group PLC	68,912	270,103
Mondi PLC	16,807	220,305
Moneysupermarket.com Group PLC	47,068	147,575
Morgan Crucible Company PLC	52,476	232,318
Morgan Sindall PLC (I)	5,845	50,380
Mothercare PLC (I)	11,702	61,831
MWB Group Holdings PLC (I)	15,166	1,123
N. Brown Group PLC	29,658	205,716
National Express Group PLC	69,284	208,878
NCC Group, Ltd.	6,726	11,191
Northgate PLC	31,587	163,598
Novae Group PLC	8,691	65,044
Ocado Group PLC (I)(L)	67,657	277,661
Optos PLC (I)	8,945	17,154
Oxford Biomedica PLC (I)	110,000	3,820
Oxford Instruments PLC	6,505	164,772
Pace PLC	60,885	232,889
PayPoint PLC	12,642	186,572
Pendragon PLC	213,559	82,501
Pennon Group PLC	25,507	261,952
Persimmon PLC (I)	69,046	1,273,726
Petra Diamonds, Ltd. (I)	17,372	30,235
Petropavlovsk PLC	24,400	50,269
Phoenix IT Group, Ltd.	10,564	24,402
Photo-Me International PLC (I)	22,753	27,630
Premier Farnell PLC	67,412	217,660
Premier Foods PLC (I)	52,799	57,335
Premier Oil PLC	88,045	475,731
Provident Financial PLC	4,504	104,461
Puma Brandenburg, Ltd., A Shares (I)	82,607	7,531
Puma Brandenburg, Ltd., B Shares (I)	82,607	3,138
Punch Taverns PLC (I)	73,594	14,494
PZ Cussons PLC	25,730	145,672

112

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
QinetiQ Group PLC	124,076	$347,789
Quintain Estates & Development PLC (I)	161,428	183,302
R.E.A. Holdings PLC (I)	2,867	17,209
Rank Group PLC	1,201	2,695
Rathbone Brothers PLC	4,711	110,724
Redrow PLC (I)	56,819	192,487
Renishaw PLC	6,127	162,674
Renold PLC (I)	26,634	9,479
Rentokil Initial PLC	267,842	368,722
Restaurant Group PLC	39,381	309,653
Ricardo PLC	9,643	59,139
Rightmove PLC	14,440	447,335
RM PLC (I)	13,737	14,521
Robert Walters PLC	8,872	31,416
Rotork PLC	14,933	641,974
RPC Group PLC	34,499	208,522
RPS Group PLC	42,753	136,029
Safestore Holdings PLC	22,460	46,433
Salamander Energy PLC (I)	49,302	128,616
Savills PLC	24,239	217,419
SDL PLC	15,813	92,743
Senior PLC	83,708	347,690
Sepura PLC	5,764	10,197
Severfield Rowen PLC	27,160	20,676
Shanks Group PLC	57,825	75,176
Shore Capital Group PLC (I)	43,570	12,895
SIG PLC	119,667	319,638
Smiths News PLC	48,831	127,107
Soco International PLC (I)	38,713	226,219
Southern Cross Healthcare, Ltd. (I)	18,768	0
Spectris PLC	19,901	625,015
Speedy Hire PLC	49,610	43,005
Spirax-Sarco Engineering PLC (I)	13,300	570,638
Spirent Communications PLC	110,810	224,364
Spirit Pub Company PLC	97,237	98,626
Sports Direct International PLC (I)	29,388	227,993
St James’s Place PLC	32,947	292,464
St. Ives Group PLC	12,932	31,302
St. Modwen Properties PLC (I)	27,981	121,799
Stagecoach Group PLC	85,247	382,244
Sthree PLC	18,877	100,076
Stolt-Nielsen, Ltd.	2,615	62,157
SuperGroup PLC (I)	3,847	45,047
Synergy Health PLC	11,404	184,155
TalkTalk Telecom Group PLC	76,638	265,394
Taylor Wimpey PLC	687,064	1,019,720
Ted Baker PLC (I)	5,384	115,283
Telecity Group PLC	9,897	145,508
Telecom Plus PLC (I)	8,593	172,863
Thomas Cook Group PLC (I)(L)	172,681	374,251
Topps Tiles PLC	25,009	25,959
Torotrak PLC (I)	880	405
Travis Perkins PLC	44,505	1,085,140
Tribal Group PLC	3,270	8,184
Trinity Mirror PLC (I)	44,118	81,380
TT electronics PLC	30,460	79,888
TUI Travel PLC	68,961	370,573
Tullett Prebon PLC	48,739	215,715
UK Mail Group PLC (I)	6,109	46,994
Ultra Electronics Holdings PLC	11,433	304,751
Unite Group PLC	38,248	209,187
UTV Media PLC	12,462	29,165
Vectura Group PLC (I)	70,079	92,577

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Vesuvius PLC	58,692	$337,686
Victrex PLC	13,783	355,294
Vislink PLC (I)	10,699	4,876
Vitec Group PLC	3,750	34,361
Volex Group PLC	6,093	9,601
VP PLC (I)	664	3,511
W.S. Atkins PLC	20,405	270,298
WH Smith PLC	23,281	265,903
William Hill PLC	155,848	1,036,539
Wilmington Group PLC (I)	8,311	20,665
Wincanton PLC (I)	11,768	12,541
Wolfson Microelectronics PLC (I)	19,545	63,405
Xaar PLC	18,927	184,798
Xchanging PLC	44,135	91,004
Yule Catto & Company PLC (I)	48,261	149,460

		58,457,473
United States - 0.2%
AgJunction, Inc. (I)	10,400	9,028
Alacer Gold Corp.	24,834	53,656
Argonaut Gold, Inc. (I)	14,254	108,203
Atna Resources, Ltd. (I)	16,098	3,494
Bauer Performance Sports, Ltd. (I)	33	352
Biota Pharmaceuticals, Inc.	4,996	18,086
Boart Longyear, Ltd. (L)	78,496	50,026
Diligent Board Member Services, Inc. (I)	6,219	40,531
Golden Star Resources, Ltd. (I)(L)	13,800	9,725
Golden Star Resources, Ltd.
(Toronto Exchange) (I)	38,298	25,489
International Minerals Corp.	3,700	10,243
Jaguar Mining, Inc. (I)	2,112	835
pSivida Corp. (I)	2,379	7,969
Ram Power Corp. (I)	11,984	2,312
Sims Metal Management, Ltd.	14,556	133,890
Thompson Creek Metals Company, Inc. (I)(L)	34,772	120,071
Thompson Creek Metals Company, Inc. (I)(L)	12,600	44,352
UR-Energy, Inc. (I)	10,200	10,724
WaterFurance Renewable Energy, Inc.	1,161	22,677

		671,663

TOTAL COMMON STOCKS (Cost $271,703,249)		$288,847,286

PREFERRED SECURITIES - 0.0%
France - 0.0%
Valneva SE (I)	2,827	1,176

TOTAL PREFERRED SECURITIES (Cost $2,309)		$1,176

WARRANTS - 0.0%
Africa Israel Investments, Ltd. (Expiration
Date: 10/31/2013; Strike
Price: $999.00) (I)(N)	2,817	$538
Clal Biotechnology Industries, Ltd. (I)(N)	653	0
Duluth Exploration, Ltd. (Expiration Date:
07/31/2013; Strike Price: CAD 2.41) (I)	1,133	0
Seat Pagine Gialle SpA (Expiration
Date: 08/31/2014) (I)(N)	130,315	93

TOTAL WARRANTS (Cost $0)		$631

RIGHTS - 0.0%
Almirall (Expiration
Date: 06/06/2013) SA (I)(N)	8,928	1,567
Burkhalter Holding AG (Expiration Date:
06/06/2013; Strike Price: CHF 56.00) (I)	575	601

113

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Gujarat NRE Coking Coal, Ltd. (Expiration
Date: 06/19/2013; Strike Price:
AUD 0.20) (I)	5,469	$0
Intercell AG (I)(N)	8,699	0
Marfin Investment Group Holdings SA,
Class A (Expiration Date: 06/27/2013; Strike
Price: EUR 1.00) (I)	74,177	96
Marfin Investment Group Holdings SA, Class B
(Expiration Date: 06/27/2013; Strike Price:
EUR 1.00) (I)	74,177	96
National Bank of Greece SA (Expiration Date:
06/13/2013; Strike Price: EUR 4.29) (I)	9,039	9,398
Polymet Mining Corp. (Expiration Date:
07/03/2013; Strike Price: CAD 0.66) (I)	13,500	2,865
Prima Biomed, Ltd. (Expiration Date:
06/07/2013; Strike Price: AUD 0.02) (I)	9,416	0
Tornos Holding AG (Strike Price:
CHF 7.00) (I)(N)	2,185	0

TOTAL RIGHTS (Cost $47,133)		$14,623

UNITS - 0.0%
Singapore - 0.0%
Cityspring Infrastructure Trust	26,000	9,845

TOTAL UNITS (Cost $9,991)		$9,845

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	802,202	8,028,757

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,028,665)		$8,028,757

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	527,931	527,931

TOTAL SHORT-TERM INVESTMENTS (Cost $527,931)		$527,931

Total Investments (International Small Company Fund)
(Cost $280,319,278) - 102.0%		$297,430,249
Other assets and liabilities, net - (2.0%)		(5,817,205)

TOTAL NET ASSETS - 100.0%		$291,613,044

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.8%
Australia - 0.1%
Billabong International, Ltd. (I)(L)	3,490,223	$1,519,843
Belgium - 0.8%
KBC Groep NV	307,611	11,977,227
Brazil - 0.3%
Vale SA (Preference A Shares), ADR	383,010	5,162,975
Canada - 6.0%
AGF Management, Ltd., Class B (L)	339,400	3,728,735
Ensign Energy Services, Inc.	1,134,100	18,563,470
HudBay Minerals, Inc.	552,000	4,392,573
Potash Corp. of Saskatchewan, Inc.	213,500	9,030,118

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Suncor Energy, Inc. (L)	648,900	$19,684,500
Talisman Energy, Inc.	1,376,940	16,110,231
Trican Well Service, Ltd.	1,681,200	23,561,935

		95,071,562
China - 2.6%
China Coal Energy Company, Ltd., H Shares	7,082,000	4,607,745
China Shenhua Energy Company, Ltd.,
H Shares	1,866,500	6,036,238
China Telecom Corp., Ltd., H Shares	19,149,589	8,980,700
Shanghai Electric Group Company, Ltd.,
H Shares	17,228,000	6,358,232
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,762,700	5,396,477
Trina Solar, Ltd., ADR (I)(L)	1,650,570	9,639,329

		41,018,721
Denmark - 0.3%
Vestas Wind Systems A/S (I)(L)	356,078	5,200,312
France - 15.2%
Alstom SA	263,700	9,933,823
AXA SA	1,729,177	34,828,836
BNP Paribas SA	734,170	42,793,852
Carrefour SA	875,290	25,491,185
Cie de Saint-Gobain	133,040	5,764,465
Cie Generale des Etablissements Michelin	112,470	9,770,082
France Telecom SA (L)	1,211,201	12,306,875
Ipsen SA	224,632	8,106,770
Sanofi	286,726	30,153,339
Societe Generale SA (L)	619,156	24,545,788
Total SA	471,382	23,379,686
Vivendi SA	626,202	12,093,788

		239,168,489
Germany - 3.5%
Deutsche Lufthansa AG (I)	759,900	16,405,567
Gerresheimer AG	69,600	4,182,918
Kloeckner & Company SE (I)	659,580	8,388,252
Muenchener Rueckversicherungs AG	39,206	7,339,229
Siemens AG	178,979	19,022,293

		55,338,259
Hong Kong - 1.9%
China Mobile, Ltd.	1,041,500	10,853,895
First Pacific Company, Ltd.	3,016,000	3,966,570
Kingboard Chemical Holdings, Ltd.	7,363,800	15,787,311

		30,607,776
India - 0.7%
Reliance Industries, Ltd.	763,971	10,887,450
Ireland - 0.7%
CRH PLC	542,520	11,454,383
Italy - 1.7%
UniCredit SpA	4,849,578	27,420,007
Japan - 5.2%
CAPCOM Company, Ltd. (L)	588,200	9,451,139
ITOCHU Corp.	1,938,700	24,063,932
Namco Bandai Holdings, Inc.	855,200	13,796,626
Toyota Motor Corp.	337,500	19,908,282
Trend Micro, Inc.	471,100	14,354,156

		81,574,135
Netherlands - 10.1%
Aegon NV	3,849,070	25,797,938

114

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Akzo Nobel NV	251,520	$16,058,464
Fugro NV	45,228	2,675,355
ING Groep NV (I)	6,924,628	64,741,027
Koninklijke Philips Electronics NV	379,846	10,734,385
Randstad Holdings NV	258,030	10,948,214
Royal Dutch Shell PLC, B Shares	813,283	28,097,769

		159,053,152
Norway - 2.4%
Statoil ASA	1,060,830	24,004,892
Telenor ASA	673,991	14,104,917

		38,109,809
Singapore - 1.6%
Flextronics International, Ltd. (I)	3,325,580	24,808,827
South Korea - 7.8%
Hana Financial Group, Inc.	700,830	23,431,321
KB Financial Group, Inc., ADR (L)	1,042,882	34,050,097
KIWOOM Securities Company, Ltd.	115,721	6,535,441
Korea Investment Holdings Company, Ltd.	179,770	7,083,675
POSCO	74,658	21,204,035
Samsung Electronics Company, Ltd., GDR (S)	3,300	2,230,800
Samsung Electronics Company, Ltd., GDR	42,064	28,100,012

		122,635,381
Spain - 1.3%
Telefonica SA (I)	1,534,530	21,015,912
Sweden - 1.1%
Getinge AB, B Shares	212,021	6,316,156
Telefonaktiebolaget LM Ericsson, B Shares	880,794	10,301,582

		16,617,738
Switzerland - 9.5%
Basilea Pharmaceutica (I)	45,060	3,353,606
Credit Suisse Group AG (I)(L)	1,862,712	55,244,824
Lonza Group AG (I)	127,490	9,406,436
Nobel Biocare Holding AG (I)(L)	857,681	10,374,187
Noble Corp.	455,030	17,632,413
Novartis AG	231,380	16,579,704
Roche Holdings AG	124,810	30,883,025
Swiss Re, Ltd. (I)	91,063	6,680,133

		150,154,328
Taiwan - 0.8%
Compal Electronics, Inc., GDR (S)	4,003,228	12,342,753
Siliconware Precision Industries Company	861,700	1,005,908

		13,348,661
United Kingdom - 17.1%
Aviva PLC	6,950,550	34,772,646
BAE Systems PLC	3,016,180	18,503,820
BP PLC, ADR	2,682,182	19,198,596
Carillion PLC	1,897,950	7,353,655
G4S PLC	1,973,540	7,377,517
GlaxoSmithKline PLC	1,421,605	36,848,383
Hays PLC	6,978,578	9,825,019
Kingfisher PLC	4,024,750	21,061,326
Lloyds Banking Group PLC (I)	17,042,250	15,638,486
Man Group PLC	9,658,740	16,599,831
Marks & Spencer Group PLC	2,133,560	15,156,320
Premier Foods PLC (I)	544,342	591,105
Rexam PLC	1,131,336	9,044,725
SIG PLC	1,895,800	5,063,800
Tesco PLC	5,547,770	30,615,517

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	7,749,696	$22,458,287

		270,109,033
United States - 1.1%
Baker Hughes, Inc.	365,420	16,619,302

TOTAL COMMON STOCKS (Cost $1,321,123,827)		$1,448,873,282

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	7,694,895	77,013,585

TOTAL SECURITIES LENDING
COLLATERAL (Cost $77,008,099)		$77,013,585

SHORT-TERM INVESTMENTS - 7.6%
Time Deposits - 7.6%
Bank of Montreal, 0.1000%, 03/01/2013 *	$50,000,000	$50,000,000
Royal Bank of Canada, 0.1400%, 03/01/2013 *	71,000,000	71,000,000

		121,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $121,000,000)		$121,000,000

Total Investments (International Value Fund)
(Cost $1,519,131,926) - 104.3%		$1,646,886,867
Other assets and liabilities, net - (4.3%)		(68,148,372)

TOTAL NET ASSETS - 100.0%		$1,578,738,495

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 38.6%
U.S. Government - 28.2%
U.S. Treasury Bonds
3.000%, 05/15/2042	$775,000	$735,523
3.125%, 11/15/2041	4,750,000	4,632,703
4.250%, 05/15/2039	1,325,000	1,579,856
4.375%, 11/15/2039 to 05/15/2041	11,603,500	14,121,255
4.500%, 08/15/2039	2,550,000	3,160,008
4.625%, 02/15/2040	2,250,000	2,842,031
6.250%, 05/15/2030 (F)	710,000	1,041,038
U.S. Treasury Notes
0.250%, 06/30/2014 (D)	19,550,000	19,567,556
0.625%, 07/15/2014	1,700,000	1,708,434
0.875%, 04/30/2017	41,075,000	41,241,847
1.750%, 07/31/2015	11,645,000	11,997,983
2.000%, 04/30/2016	7,460,000	7,782,294
4.000%, 02/15/2015	19,800,000	21,050,647
4.250%, 11/15/2014	3,400,000	3,597,360

		135,058,535
U.S. Government Agency - 10.4%
Federal Home Loan Mortgage Corp.
5.000%, 03/01/2019 to 12/01/2019	155,595	165,729
6.500%, 04/01/2029 to 08/01/2034	9,809	11,209
7.500%, 08/01/2025 to 05/01/2028	2,639	3,047
Federal National Mortgage Association
3.000%, TBA (C)	39,500,000	39,761,205
4.860%, 01/01/2015	2,540,404	2,692,304
5.000%, 03/15/2016 to 06/01/2019	2,350,879	2,621,993

115

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.500%, 08/01/2035 to 11/01/2035		$235,986	$256,506
6.500%, 09/01/2031		18	20
Government National
Mortgage Association
4.000%, 09/15/2040 to 02/15/2042		3,861,341	4,108,071
6.000%, 12/15/2013 to 04/15/2035		20,249	22,649
6.500%, 06/15/2028 to 08/15/2034		16,144	18,618
7.000%, 11/15/2031 to 11/15/2033		64,376	74,265
8.000%, 07/15/2030		1,077	1,276

			49,736,892

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $180,512,934)			$184,795,427

FOREIGN GOVERNMENT
OBLIGATIONS - 0.9%
Brazil - 0.5%
Federative Republic of Brazil
2.625%, 01/05/2023		950,000	881,125
5.875%, 01/15/2019		200,000	233,600
Letras do Tesouro Nacional Zero
Coupon 01/01/2015 (Z)	BRL	2,950,000	1,205,580

			2,320,305
Chile - 0.2%
Republic of Chile 3.875%, 08/05/2020		$775,000	838,938
Mexico - 0.1%
Government of Mexico
4.750%, 03/08/2044		706,000	700,705
Qatar - 0.1%
Government of Qatar
4.000%, 01/20/2015 (S)		380,000	397,100

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,479,739)			$4,257,048

CORPORATE BONDS - 46.4%
Consumer Discretionary - 6.4%
AMC Entertainment, Inc.
8.750%, 06/01/2019		10,000	10,975
Arcelik AS
5.000%, 04/03/2023 (S)		340,000	341,700
AutoNation, Inc.
5.500%, 02/01/2020		100,000	109,000
AutoZone, Inc.
3.700%, 04/15/2022		450,000	456,942
Autozone, Inc.
4.000%, 11/15/2020		665,000	706,279
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)		131,000	144,612
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)		20,000	5,900
Caesars Entertainment Operating
Company, Inc.
11.250%, 06/01/2017		5,000	5,225
CBS Corp.
5.750%, 04/15/2020		1,065,000	1,234,544
CCO Holdings LLC
5.250%, 09/30/2022		191,000	191,000
5.750%, 09/01/2023 (S)		95,000	95,831
6.500%, 04/30/2021		120,000	129,000

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CCO Holdings LLC (continued)
6.625%, 01/31/2022	$235,000	$252,625
7.375%, 06/01/2020	175,000	195,344
8.125%, 04/30/2020	5,000	5,588
Choice Hotels International, Inc.
5.700%, 08/28/2020	10,000	11,000
5.750%, 07/01/2022	140,000	155,400
Comcast Corp.
4.250%, 01/15/2033	490,000	490,175
5.700%, 05/15/2018 to 07/01/2019	1,375,000	1,658,611
COX Communications, Inc.
2.950%, 06/30/2023 (S)	810,000	773,004
5.875%, 12/01/2016 (S)	750,000	863,366
6.250%, 06/01/2018 (S)	500,000	599,945
CSC Holdings, Inc.
7.625%, 07/15/2018	61,000	71,675
Daimler Finance North America LLC
8.500%, 01/18/2031	300,000	453,700
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,285,024
3.800%, 03/15/2022	220,000	223,427
DISH DBS Corp.
5.875%, 07/15/2022	305,000	305,763
6.750%, 06/01/2021	355,000	375,413
7.875%, 09/01/2019	150,000	168,188
Ford Motor Credit Company LLC
3.000%, 06/12/2017	470,000	482,597
3.875%, 01/15/2015	1,000,000	1,037,263
5.875%, 08/02/2021	475,000	541,734
General Motors Financial Company, Inc.
2.750%, 05/15/2016 (S)	50,000	49,925
3.250%, 05/15/2018 (S)	25,000	24,781
4.250%, 05/15/2023 (S)	15,000	14,625
Home Depot, Inc.
5.875%, 12/16/2036	700,000	856,596
L Brands, Inc.
6.950%, 03/01/2033	35,000	36,269
Lamar Media Corp.
5.875%, 02/01/2022	40,000	43,200
Liberty Interactive LLC
8.250%, 02/01/2030	472,000	519,200
Limited Brands, Inc.
5.625%, 02/15/2022	250,000	267,188
6.900%, 07/15/2017	65,000	74,588
7.000%, 05/01/2020	80,000	93,300
National Cinemedia LLC
6.000%, 04/15/2022	35,000	37,538
NBCUniversal Enterprise, Inc.
1.662%, 04/15/2018 (S)	100,000	99,507
1.974%, 04/15/2019 (S)	165,000	164,869
5.250%, 03/19/2021 (Q)(S)	100,000	101,000
NBCUniversal Media LLC
5.150%, 04/30/2020	1,420,000	1,678,804
6.400%, 04/30/2040	375,000	473,976
Netflix, Inc.
5.375%, 02/01/2021 (S)	195,000	197,925
News America, Inc.
6.150%, 02/15/2041	355,000	415,406
6.200%, 12/15/2034	400,000	463,592
6.900%, 03/01/2019	600,000	744,354
7.750%, 01/20/2024	453,000	567,874
PulteGroup, Inc.
6.375%, 05/15/2033	25,000	25,250

116

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
PVH Corp.
4.500%, 12/15/2022	$35,000	$34,913
7.375%, 05/15/2020	95,000	105,213
Quebecor Media, Inc.
7.750%, 03/15/2016	12,000	12,211
QVC, Inc.
5.125%, 07/02/2022	5,000	5,349
Sally Holdings LLC
5.750%, 06/01/2022	90,000	94,725
Service Corp. International
7.625%, 10/01/2018	10,000	11,800
Sotheby’s
5.250%, 10/01/2022 (S)	130,000	130,975
Starz LLC
5.000%, 09/15/2019	35,000	35,525
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	204,496
8.750%, 08/01/2015	183,000	213,406
Tenneco, Inc.
6.875%, 12/15/2020	175,000	190,750
Time Warner Cable, Inc.
4.500%, 09/15/2042	785,000	702,022
5.000%, 02/01/2020	755,000	851,724
5.875%, 11/15/2040	750,000	798,758
8.250%, 02/14/2014	440,000	462,512
Time Warner, Inc.
4.875%, 03/15/2020	1,400,000	1,586,374
6.100%, 07/15/2040	790,000	908,244
7.625%, 04/15/2031	500,000	677,844
7.700%, 05/01/2032	302,000	410,152
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	100,000	114,875
8.875%, 12/01/2017 (S)	130,000	138,775
Unitymedia Hessen GmbH &
Company KG
5.500%, 01/15/2023 (S)	200,000	204,000
7.500%, 03/15/2019 (S)	175,000	189,875
Valassis Communications, Inc.
6.625%, 02/01/2021	265,000	272,950
Viacom, Inc.
4.375%, 03/15/2043 (S)	1,367,000	1,237,847
Videotron, Ltd.
5.000%, 07/15/2022	124,000	127,100
9.125%, 04/15/2018	120,000	126,000
Wynn Las Vegas LLC
7.750%, 08/15/2020	345,000	388,988

		30,568,020
Consumer Staples - 3.9%
Altria Group, Inc.
2.850%, 08/09/2022	775,000	739,193
4.250%, 08/09/2042	230,000	203,427
9.250%, 08/06/2019	252,000	345,243
9.700%, 11/10/2018	291,000	397,692
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 01/15/2039	470,000	730,129
Avon Products, Inc.
4.600%, 03/15/2020	10,000	10,578
5.000%, 03/15/2023	45,000	47,634
Cargill, Inc.
4.307%, 05/14/2021 (S)	1,213,000	1,321,499
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,333,024

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
ConAgra Foods, Inc.
1.350%, 09/10/2015	$310,000	$313,160
5.819%, 06/15/2017	74,000	84,983
Constellation Brands, Inc.
4.250%, 05/01/2023	55,000	54,038
7.250%, 09/01/2016 to 05/15/2017	395,000	461,494
CVS Caremark Corp.
4.750%, 05/18/2020	1,125,000	1,274,866
6.250%, 06/01/2027	725,000	901,034
CVS Pass-Through Trust
5.880%, 01/10/2028	290,789	333,183
6.943%, 01/10/2030	43,785	52,906
General Mills, Inc.
5.250%, 08/15/2013	440,000	444,120
5.650%, 02/15/2019	105,000	124,607
Heineken NV
2.750%, 04/01/2023 (S)	245,000	236,146
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (S)	1,900,000	1,899,825
Kraft Foods, Inc.
6.500%, 02/09/2040	340,000	430,828
Lorillard Tobacco Company
8.125%, 06/23/2019	184,000	232,925
Molson Coors Brewing Company
3.500%, 05/01/2022	225,000	230,348
Mondelez International, Inc.
6.875%, 01/26/2039	560,000	735,607
PepsiCo, Inc.
7.900%, 11/01/2018	650,000	850,684
Pernod-Ricard SA
4.450%, 01/15/2022 (S)	325,000	347,250
5.750%, 04/07/2021 (S)	996,000	1,156,495
SABMiller Holdings, Inc.
2.450%, 01/15/2017 (S)	950,000	980,990
Wal-Mart Stores, Inc.
2.550%, 04/11/2023	725,000	697,882
5.250%, 09/01/2035	700,000	799,247
6.200%, 04/15/2038	750,000	959,897

		18,730,934
Energy - 4.2%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	60,000	70,795
6.450%, 09/15/2036	1,220,000	1,489,083
Antero Resources Finance Corp.
9.375%, 12/01/2017	5,000	5,363
Burlington Resources Finance Company
7.400%, 12/01/2031	309,000	422,241
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	845,000	832,682
ConocoPhillips
6.500%, 02/01/2039	1,050,000	1,377,824
CONSOL Energy, Inc.
8.000%, 04/01/2017	15,000	16,050
8.250%, 04/01/2020	15,000	16,575
Continental Resources, Inc.
5.000%, 09/15/2022	215,000	222,525
Denbury Resources, Inc.
4.625%, 07/15/2023	80,000	77,400
EDC Finance, Ltd.
4.875%, 04/17/2020 (S)	385,000	380,188
El Paso Corp.
6.500%, 09/15/2020	255,000	288,171
7.000%, 06/15/2017	695,000	792,135

117

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Equity LP
7.500%, 10/15/2020	$450,000	$516,375
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	933,520
EP Energy LLC
6.875%, 05/01/2019	55,000	59,400
Gazprom Neft OAO
4.375%, 09/19/2022 (S)	1,375,000	1,320,000
Harvest Operations Corp.
6.875%, 10/01/2017	205,000	230,113
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	354,164
6.850%, 02/15/2020	530,000	656,851
Kinder Morgan Finance Company LLC
6.000%, 01/15/2018 (S)	365,000	403,236
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,055,000	1,055,000
MarkWest Energy Partners LP
5.500%, 02/15/2023	15,000	15,675
Newfield Exploration Company
5.625%, 07/01/2024	71,000	74,550
5.750%, 01/30/2022	70,000	74,900
6.875%, 02/01/2020	135,000	144,450
7.125%, 05/15/2018	200,000	206,000
Nexen, Inc.
6.200%, 07/30/2019	585,000	709,641
7.500%, 07/30/2039	40,000	55,184
Peabody Energy Corp.
6.500%, 09/15/2020	496,000	534,440
7.375%, 11/01/2016	105,000	119,700
Petrobras Global Finance BV
4.375%, 05/20/2023	215,000	207,483
Petrobras International Finance Company
5.375%, 01/27/2021	1,710,000	1,810,197
5.750%, 01/20/2020	400,000	435,486
Petroleos Mexicanos
5.500%, 06/27/2044 (S)	1,180,000	1,156,400
Pioneer Natural Resources Company
5.875%, 07/15/2016	135,000	151,792
6.650%, 03/15/2017	10,000	11,656
6.875%, 05/01/2018	200,000	240,995
Range Resources Corp.
5.750%, 06/01/2021	70,000	74,025
6.750%, 08/01/2020	155,000	167,788
Rosneft Oil Company
3.149%, 03/06/2017 (S)	255,000	255,607
Transocean, Inc.
2.500%, 10/15/2017	240,000	242,396
4.950%, 11/15/2015	1,000,000	1,083,147
Valero Energy Corp.
6.625%, 06/15/2037	400,000	485,390
8.750%, 06/15/2030	162,000	211,653

		19,988,246
Financials - 19.6%
AIG Retirement Services, Inc.
8.125%, 04/28/2023	135,000	173,219
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)	100,000	127,570
American Express Company
7.000%, 03/19/2018	1,505,000	1,852,527
American Express Credit Corp.
5.125%, 08/25/2014	360,000	379,922

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
2.375%, 08/24/2015	$325,000	$332,659
3.800%, 03/22/2017	75,000	80,201
4.875%, 06/01/2022	420,000	464,174
5.450%, 05/18/2017	430,000	485,269
8.250%, 08/15/2018	100,000	127,181
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)	250,000	280,574
AXA Financial, Inc.
7.000%, 04/01/2028	235,000	276,945
Bank of America Corp.
2.000%, 01/11/2018	745,000	738,896
5.625%, 07/01/2020	1,185,000	1,370,345
5.700%, 01/24/2022	400,000	459,902
5.750%, 12/01/2017	500,000	572,986
Bank One Michigan
8.250%, 11/01/2024	270,000	368,839
Barclays Bank PLC
6.050%, 12/04/2017 (S)	1,370,000	1,535,507
BNP Paribas SA
2.375%, 09/14/2017	1,675,000	1,705,560
Brandywine Operating Partnership LP
4.950%, 04/15/2018	425,000	466,285
5.700%, 05/01/2017	835,000	931,573
Capital One Financial Corp.
6.150%, 09/01/2016	500,000	567,627
6.750%, 09/15/2017	675,000	813,248
7.375%, 05/23/2014	115,000	122,313
CBRE Services, Inc.
5.000%, 03/15/2023	140,000	139,650
CIT Group, Inc.
5.000%, 05/15/2017	15,000	15,975
5.250%, 03/15/2018	165,000	177,375
5.375%, 05/15/2020	20,000	21,550
5.500%, 02/15/2019 (S)	275,000	297,688
Citigroup, Inc.
4.050%, 07/30/2022	1,005,000	1,006,412
4.875%, 05/07/2015	286,000	303,579
5.000%, 09/15/2014	420,000	439,380
6.125%, 11/21/2017 to 08/25/2036	4,075,000	4,652,079
6.875%, 03/05/2038	180,000	231,039
8.500%, 05/22/2019	790,000	1,035,838
Credit Acceptance Corp.
9.125%, 02/01/2017	150,000	162,000
Deutsche Bank AG
4.296%, 05/24/2028 (P)	210,000	202,125
Discover Financial Services
6.450%, 06/12/2017	950,000	1,101,799
Duke Realty LP
6.750%, 03/15/2020	430,000	515,338
DuPont Fabros Technology LP
8.500%, 12/15/2017	235,000	251,450
Equity One, Inc.
6.000%, 09/15/2017	235,000	267,977
ERP Operating LP
5.250%, 09/15/2014	975,000	1,030,756
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	495,000	512,325
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	350,000	438,659

118

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
4.650%, 10/17/2021	$2,325,000	$2,572,282
5.500%, 01/08/2020	900,000	1,052,337
5.550%, 05/04/2020	1,775,000	2,080,944
5.875%, 01/14/2038	685,000	783,380
6.750%, 03/15/2032	934,000	1,166,042
General Electric Capital Corp., (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	400,000	443,000
Glencore Funding LLC
1.700%, 05/27/2016 (S)	1,210,000	1,206,464
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	485,000	574,725
HCP, Inc.
3.750%, 02/01/2019	195,000	208,292
5.650%, 12/15/2013	200,000	205,323
6.000%, 03/01/2015 to 01/30/2017	655,000	739,606
7.072%, 06/08/2015	67,000	74,792
Health Care REIT, Inc.
4.125%, 04/01/2019	110,000	118,793
5.250%, 01/15/2022	885,000	997,781
Host Hotels & Resorts LP
6.750%, 06/01/2016	107,000	108,324
HSBC Bank PLC
4.750%, 01/19/2021 (S)	700,000	790,472
HSBC Holdings PLC
5.100%, 04/05/2021	1,110,000	1,266,532
6.800%, 06/01/2038	445,000	555,817
HSBC USA, Inc.
2.375%, 02/13/2015	520,000	533,762
9.500%, 04/15/2014	135,000	144,672
ING US, Inc.
5.500%, 07/15/2022 (S)	150,000	167,627
5.650%, 05/15/2053 (P)(S)	205,000	206,025
International Lease Finance Corp.
5.650%, 06/01/2014	140,000	144,900
5.750%, 05/15/2016	435,000	466,347
6.250%, 05/15/2019	20,000	21,850
6.500%, 09/01/2014 (S)	5,000	5,300
6.750%, 09/01/2016 (S)	115,000	130,094
7.125%, 09/01/2018 (S)	995,000	1,172,856
8.625%, 09/15/2015	10,000	11,263
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	377,000	483,613
JPMorgan Chase & Company
3.375%, 05/01/2023	470,000	447,231
4.250%, 10/15/2020	1,150,000	1,249,744
4.350%, 08/15/2021	875,000	942,349
4.400%, 07/22/2020	1,100,000	1,208,466
5.150%, 10/01/2015	50,000	54,396
6.000%, 01/15/2018	1,275,000	1,488,872
6.300%, 04/23/2019	300,000	361,309
Kimco Realty Corp.
4.300%, 02/01/2018	600,000	661,942
5.584%, 11/23/2015	425,000	469,669
6.875%, 10/01/2019	300,000	374,350
Liberty Property LP
3.375%, 06/15/2023	260,000	252,738
4.125%, 06/15/2022	210,000	218,063
6.625%, 10/01/2017	100,000	117,163

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	$115,000	$129,957
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)	630,000	966,978
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	2,480,000	2,885,599
6.875%, 04/25/2018	1,825,000	2,175,581
7.750%, 05/14/2038	1,135,000	1,423,615
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)	740,000	733,868
3.125%, 01/11/2016 (S)	1,825,000	1,916,141
Morgan Stanley
4.100%, 05/22/2023	485,000	465,370
4.875%, 11/01/2022	905,000	930,686
5.500%, 07/24/2020	1,050,000	1,186,430
5.550%, 04/27/2017	350,000	391,191
5.625%, 09/23/2019	300,000	340,134
6.250%, 08/28/2017	850,000	981,309
6.375%, 07/24/2042	550,000	647,592
6.625%, 04/01/2018	1,450,000	1,707,941
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	260,000	333,863
9.375%, 08/15/2039 (S)	900,000	1,318,055
Nordea Bank AB
4.875%, 05/13/2021 (S)	755,000	813,321
PNC Funding Corp.
5.625%, 02/01/2017	1,200,000	1,354,021
Principal Life Global Funding I
5.125%, 10/15/2013 (S)	225,000	228,841
6.125%, 10/15/2033 (S)	108,000	128,385
ProLogis LP
4.500%, 08/15/2017	920,000	1,002,848
6.125%, 12/01/2016	85,000	97,536
7.500%, 06/30/2018	106,000	128,842
Provident Funding Associates LP
10.250%, 04/15/2017 (S)	85,000	96,390
Realty Income Corp.
3.250%, 10/15/2022	81,000	80,217
5.750%, 01/15/2021	600,000	691,525
6.750%, 08/15/2019	450,000	546,480
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	645,000	662,596
6.125%, 12/15/2022	350,000	361,045
Royal Bank of Scotland PLC
3.950%, 09/21/2015	340,000	360,663
SLM Corp.
6.000%, 01/25/2017	105,000	110,513
6.250%, 01/25/2016	1,210,000	1,285,921
7.250%, 01/25/2022	65,000	68,413
8.000%, 03/25/2020	11,000	11,976
8.450%, 06/15/2018	209,000	231,990
Sovereign Bank
8.750%, 05/30/2018	250,000	310,027
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	253,735
SunTrust Banks, Inc.
3.600%, 04/15/2016	820,000	874,247
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/2022 (S)	185,000	180,686
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	715,628
7.250%, 02/01/2018	471,000	575,967

119

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
5.250%, 07/27/2021	$1,070,000	$1,193,541
5.375%, 03/15/2020	290,000	330,019
5.750%, 01/24/2022	1,025,000	1,174,909
6.150%, 04/01/2018	560,000	651,516
6.750%, 10/01/2037	2,070,000	2,262,301
7.500%, 02/15/2019	665,000	824,940
UDR, Inc.
6.050%, 06/01/2013	200,000	200,000
US Bancorp
7.500%, 06/01/2026	750,000	998,429
Ventas Realty LP
2.000%, 02/15/2018	335,000	334,275
2.700%, 04/01/2020	430,000	409,746
4.750%, 06/01/2021	661,000	723,131
Wachovia Corp.
5.500%, 08/01/2035	600,000	655,397
5.750%, 06/15/2017	385,000	445,158
Wells Fargo & Company
3.450%, 02/13/2023	445,000	436,314
5.625%, 12/11/2017	150,000	174,867
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	20,000	23,425
Weyerhaeuser Company
7.950%, 03/15/2025	40,000	52,674

		93,912,588
Health Care - 2.8%
AbbVie, Inc.
1.750%, 11/06/2017 (S)	945,000	942,677
2.000%, 11/06/2018 (S)	940,000	938,649
2.900%, 11/06/2022 (S)	435,000	423,726
AmerisourceBergen Corp.
5.875%, 09/15/2015	1,070,000	1,187,317
Amgen, Inc.
5.150%, 11/15/2041	130,000	138,267
6.900%, 06/01/2038	260,000	337,752
BioScrip, Inc.
10.250%, 10/01/2015	5,000	5,250
Community Health Systems, Inc.
5.125%, 08/15/2018	365,000	380,513
Express Scripts Holding Company
2.100%, 02/12/2015	1,875,000	1,914,334
3.125%, 05/15/2016	301,000	317,721
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	15,000	16,463
5.875%, 01/31/2022 (S)	15,000	16,800
Fresenius Medical Care US Finance, Inc.
6.500%, 09/15/2018 (S)	10,000	11,400
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	75,000	86,250
HCA, Inc.
5.875%, 03/15/2022	140,000	153,650
6.375%, 01/15/2015	5,000	5,325
6.500%, 02/15/2020	255,000	287,513
7.250%, 09/15/2020	110,000	121,000
8.500%, 04/15/2019	280,000	305,200
Hologic, Inc.
6.250%, 08/01/2020	10,000	10,688
Merck & Company, Inc.
6.500%, 12/01/2033	1,000,000	1,347,875

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Pfizer, Inc.
6.200%, 03/15/2019	$750,000	$925,747
7.200%, 03/15/2039	425,000	600,891
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	475,000	580,455
WellPoint, Inc.
4.350%, 08/15/2020	520,000	569,651
4.650%, 01/15/2043	825,000	821,342
7.000%, 02/15/2019	720,000	886,725
Zoetis, Inc.
3.250%, 02/01/2023 (S)	210,000	208,085

		13,541,266
Industrials - 2.0%
Air Lease Corp.
4.500%, 01/15/2016	125,000	128,125
4.750%, 03/01/2020	70,000	71,050
BE Aerospace, Inc.
5.250%, 04/01/2022	315,000	329,175
6.875%, 10/01/2020	30,000	32,925
Bombardier, Inc.
7.500%, 03/15/2018 (S)	220,000	251,900
7.750%, 03/15/2020 (S)	60,000	70,200
Case New Holland, Inc.
7.875%, 12/01/2017	570,000	669,750
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,600
5.250%, 08/01/2020	81,000	84,443
CNH America LLC
7.250%, 01/15/2016	30,000	33,225
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	76,711	83,615
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	117,504	127,645
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	26,317	29,870
Continental Airlines 2012-2 Class A Pass
Through Trust
4.000%, 10/29/2024	820,000	858,950
Crown Americas LLC
6.250%, 02/01/2021	95,000	103,788
Deluxe Corp.
6.000%, 11/15/2020	65,000	69,225
7.000%, 03/15/2019	80,000	87,000
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	280,000	319,526
5.600%, 05/01/2015 (S)	500,000	543,162
Esterline Technologies Corp.
7.000%, 08/01/2020	35,000	38,325
Huntington Ingalls Industries, Inc.
6.875%, 03/15/2018	15,000	16,350
7.125%, 03/15/2021	225,000	246,938
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,399,749
Hutchison Whampoa International
12 II, Ltd.
2.000%, 11/08/2017 (S)	710,000	705,879
Kansas City Southern de
Mexico SA de CV
2.350%, 05/15/2020 (S)	280,000	278,373
3.000%, 05/15/2023 (S)	380,000	366,288

120

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Marquette Transportation Company
10.875%, 01/15/2017	$5,000	$5,413
Masco Corp.
6.125%, 10/03/2016	130,000	145,534
6.500%, 08/15/2032	45,000	46,564
7.125%, 03/15/2020	105,000	123,004
7.750%, 08/01/2029	150,000	174,052
Penske Truck Leasing Company LP
4.250%, 01/17/2023 (S)	1,225,000	1,255,010
Southwest Airlines Company 2007-1 Pass
Through Trust
6.150%, 08/01/2022	244,427	289,646
Textron, Inc.
7.250%, 10/01/2019	200,000	243,232
United Rentals North America, Inc.
5.750%, 07/15/2018	25,000	26,688
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	69,671	78,031
Waste Management, Inc.
6.375%, 03/11/2015	340,000	372,080

		9,725,330
Information Technology - 1.1%
Anixter, Inc.
5.625%, 05/01/2019	35,000	37,188
Apple, Inc.
2.400%, 05/03/2023	775,000	740,461
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	50,000	53,188
Brocade Communications Systems, Inc.
4.625%, 01/15/2023 (S)	170,000	167,450
Equinix, Inc.
4.875%, 04/01/2020	15,000	15,263
5.375%, 04/01/2023	80,000	82,600
7.000%, 07/15/2021	10,000	11,125
Fidelity National Information Services, Inc.
5.000%, 03/15/2022	165,000	176,550
Flextronics International, Ltd.
4.625%, 02/15/2020 (S)	45,000	45,338
5.000%, 02/15/2023 (S)	65,000	65,325
Hewlett-Packard Company
2.600%, 09/15/2017	1,075,000	1,093,857
2.650%, 06/01/2016	345,000	354,827
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	101,000	110,343
IAC/InterActiveCorp.
4.750%, 12/15/2022 (S)	50,000	49,125
Jabil Circuit, Inc.
5.625%, 12/15/2020	35,000	37,713
NCR Corp.
4.625%, 02/15/2021	205,000	202,950
5.000%, 07/15/2022	20,000	20,200
Seagate HDD Cayman
6.875%, 05/01/2020	350,000	374,500
7.000%, 11/01/2021	185,000	203,500
TSMC Global Ltd.
1.625%, 04/03/2018 (S)	1,200,000	1,185,492

		5,026,995
Materials - 1.3%
Agrium, Inc.
7.125%, 05/23/2036	580,000	721,691

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ashland, Inc.
4.750%, 08/15/2022 (S)	$65,000	$66,381
Ball Corp.
4.000%, 11/15/2023	170,000	162,563
5.000%, 03/15/2022	85,000	87,975
6.750%, 09/15/2020	170,000	183,600
Celanese US Holdings LLC
6.625%, 10/15/2018	21,000	22,680
CF Industries, Inc.
3.450%, 06/01/2023	355,000	350,559
7.125%, 05/01/2020	40,000	49,682
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)	20,000	19,750
7.125%, 11/01/2018	30,000	32,475
Crown Americas LLC
4.500%, 01/15/2023 (S)	15,000	14,663
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)	40,000	40,600
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	166,000	181,770
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	125,000	126,563
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/2023 (S)	910,000	887,071
MeadWestvaco Corp.
7.375%, 09/01/2019	125,000	151,397
Neenah Paper, Inc.
7.375%, 11/15/2014	3,000	3,006
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	295,000	337,775
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	425,000	517,285
Silgan Holdings, Inc.
5.000%, 04/01/2020	365,000	373,213
The Dow Chemical Company
4.250%, 11/15/2020	150,000	164,617
5.900%, 02/15/2015	950,000	1,031,131
Vale Canada, Ltd.
5.700%, 10/15/2015	233,000	251,410
Vale SA
5.625%, 09/11/2042	225,000	210,272
Vulcan Materials Company
7.150%, 11/30/2037	20,000	20,650
7.500%, 06/15/2021	30,000	35,400

		6,044,179
Telecommunication Services - 2.1%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	172,479
AT&T, Inc.
6.300%, 01/15/2038	1,355,000	1,618,537
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	686,847
eAccess, Ltd.
8.250%, 04/01/2018 (S)	30,000	33,225
Frontier Communications Corp.
8.125%, 10/01/2018	115,000	132,106
8.250%, 04/15/2017	20,000	23,300
GTE Corp.
8.750%, 11/01/2021	285,000	383,457
Intelsat Jackson Holdings SA
8.500%, 11/01/2019	5,000	5,488

121

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	$30,000	$31,200
SBA Tower Trust
2.933%, 12/15/2017 (S)	595,000	607,319
3.598%, 04/15/2018 (S)	940,000	941,774
Sprint Nextel Corp.
7.000%, 03/01/2020 (S)	85,000	95,625
9.000%, 11/15/2018 (S)	100,000	121,250
Telecom Italia Capital SA
5.250%, 11/15/2013	325,000	330,688
Telefonica Emisiones SAU
7.045%, 06/20/2036	450,000	515,872
tw Telecom Holdings, Inc.
5.375%, 10/01/2022	40,000	41,400
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	335,000	361,800
Verizon Communications, Inc.
2.450%, 11/01/2022	470,000	440,424
5.500%, 02/15/2018	400,000	464,994
6.400%, 02/15/2038	415,000	501,735
6.900%, 04/15/2038	300,000	384,287
Verizon Wireless Capital LLC
5.550%, 02/01/2014	595,000	613,396
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	460,000	449,765
Vivendi SA
2.400%, 04/10/2015 (S)	230,000	234,428
Wind Acquisition Finance SA
7.250%, 02/15/2018 (S)	255,000	264,563
Windstream Corp.
6.375%, 08/01/2023	15,000	14,813
7.875%, 11/01/2017	400,000	460,000
8.125%, 09/01/2018	120,000	130,200

		10,060,972
Utilities - 3.0%
AmeriGas Finance LLC
6.750%, 05/20/2020	180,000	196,200
7.000%, 05/20/2022	30,000	32,550
AmeriGas Partners LP
6.500%, 05/20/2021	82,000	87,330
Baltimore Gas & Electric Company
5.900%, 10/01/2016	700,000	803,636
Calpine Corp.
7.500%, 02/15/2021	206,729	224,301
Carolina Power & Light Company
3.000%, 09/15/2021	985,000	1,017,048
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	147,983
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	676,654
Commonwealth Edison Company
4.000%, 08/01/2020	1,000,000	1,102,453
5.950%, 08/15/2016	125,000	143,981
Dominion Resources, Inc.
6.400%, 06/15/2018	1,295,000	1,572,612
7.000%, 06/15/2038	215,000	294,138
DPL, Inc.
7.250%, 10/15/2021	310,000	334,800
Duke Energy Corp.
5.650%, 06/15/2013	600,000	600,859
Duke Energy Indiana, Inc.
6.350%, 08/15/2038	600,000	770,851

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Edison International
3.750%, 09/15/2017	$475,000	$510,970
EDP Finance BV
4.900%, 10/01/2019 (S)	130,000	134,875
Ferrellgas LP
6.500%, 05/01/2021	228,000	240,540
Idaho Power Company
4.850%, 08/15/2040	1,000,000	1,108,711
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	110,000	122,925
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	250,000	301,625
Nevada Power Company
7.125%, 03/15/2019	225,000	285,112
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	237,710
Ohio Edison Company
6.875%, 07/15/2036	230,000	289,535
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	286,335
PacifiCorp
6.350%, 07/15/2038	110,000	144,479
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	435,548
PSEG Power LLC
8.625%, 04/15/2031	154,000	223,464
Puget Sound Energy, Inc.
5.757%, 10/01/2039	365,000	451,818
7.000%, 03/09/2029	54,000	71,100
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	257,002
Southern California Edison Company
4.500%, 09/01/2040	500,000	528,618
6.000%, 01/15/2034	261,000	330,512
The AES Corp.
8.000%, 06/01/2020	265,000	318,000
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	173,647

		14,457,922

TOTAL CORPORATE BONDS (Cost $212,633,498)		$222,056,452

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II , 9.700%, 04/01/2030	248,000	363,010

TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$363,010

PREFERRED SECURITIES - 0.2%
Diversified Financial Services - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then 3 month
LIBOR + 6.370%)	42,500	1,193,825

TOTAL PREFERRED SECURITIES (Cost $1,190,000)		$1,193,825

CONVERTIBLE BONDS - 0.0%
Energy - 0.0%
Chesapeake Energy Corp.
2.500%, 05/15/2037	$111,000	$110,931

TOTAL CONVERTIBLE BONDS (Cost $101,995)		$110,931

122

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 2.4%
Bay Area Toll Authority (California)
6.263%, 04/01/2049	$885,000	$1,186,865
City of Chicago (Illinois)
6.845%, 01/01/2038	500,000	573,805
Illinois State Toll Highway Authority
6.184%, 01/01/2034	415,000	523,701
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	825,000	981,932
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	156,588
New Jersey State Turnpike Authority
7.414%, 01/01/2040	730,000	1,057,850
New York State Thruway Authority
5.883%, 04/01/2030	590,000	719,399
North Texas Tollway Authority (Texas)
6.718%, 01/01/2049	360,000	484,956
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	227,561
State of California
7.600%, 11/01/2040	110,000	161,796
7.550%, 04/01/2039	920,000	1,324,073
7.300%, 10/01/2039	1,050,000	1,459,773
State of Illinois, GO 5.665%, 03/01/2018	1,035,000	1,172,976
University of California
5.770%, 05/15/2043	715,000	860,881
University of Missouri 5.960%, 11/01/2039	400,000	504,664

TOTAL MUNICIPAL BONDS (Cost $9,254,619)		$11,396,820

TERM LOANS (M) - 0.0%
Cable & Satellite - 0.0%
Kabel Deutschland GmbH
3.500%, 02/01/2019	110,000	110,229

TOTAL TERM LOANS (Cost $108,626)		$110,229

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.4%
Commercial & Residential - 6.4%
Alternative Loan Trust, Series 2005-56,
Class 5A1 0.513%, 11/25/2035 (P)	159,230	125,910
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
0.318%, 03/25/2047 (P)	254,193	191,356
Series 2006-3, Class 2A11,
1.113%, 10/25/2046 (P)	111,206	83,669
Banc of America Funding, Series 2006-H,
Class 6A1 0.388%, 10/20/2036 (P)	272,658	192,680
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2007-4, Class A4
5.935%, 02/10/2051 (P)	1,045,000	1,196,912
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	625,000	612,824
BCAP LLC Trust, Series 2007-AA2,
Class 12A1 0.403%, 05/25/2047 (P)	268,813	182,249
Bear Stearns Alt-A Trust, Series 2006-3,
Class 1A1 0.573%, 05/25/2036 (P)	557,582	360,439
Bear Stearns Commercial
Mortgage Securities
Series 2005-10, Class 11A1,
0.693%, 01/25/2036 (P)	288,464	189,333
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	1,275,000	1,425,775
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	431,004	490,621

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2007-PW16, Class A4,
5.714%, 06/11/2040 (P)	$1,325,000	$1,519,648
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	795,000	892,543
COMM Mortgage Trust, Series 2013-LC6,
Class A4 2.941%, 01/10/2046	1,185,000	1,164,004
Commercial Mortgage Pass
Through Certificates
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,205,000	1,210,714
Series 2012-CR5, Class F,
4.335%, 12/10/2045 (P)(S)	475,000	347,315
Series 2012-CR3, Class F,
4.750%, 11/15/2045 (P)(S)	305,000	245,427
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A3
5.002%, 11/10/2046 (S)	625,000	719,576
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.343%, 03/25/2037 (P)	191,057	116,517
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	105,566
GS Mortgage Securities Corp. II
Series 2013-GC10, Class A5,
2.943%, 02/10/2046	405,000	398,173
Series 2012-BWTR, Class A,
2.954%, 11/05/2034 (S)	415,000	404,818
Series 2013-GC12, Class A4,
3.135%, 06/10/2046	485,000	486,649
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	920,000	949,222
Series 2011-GC3, Class A4,
4.753%, 03/10/2044 (S)	160,000	181,561
Series 2012-GCJ9, Class D,
4.858%, 11/10/2045 (P)(S)	365,000	349,260
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	340,083
GS Mortgage Securities Corp. Trust,
Series 2012-SHOP, Class A
2.933%, 06/05/2031 (S)	1,045,000	1,073,274
Harborview Mortgage Loan Trust
Series 2007-2, Class 2A1A,
0.353%, 05/25/2038 (P)	254,266	184,949
Series 2006-12, Class 2A2A,
0.388%, 01/19/2038 (P)	253,623	213,202
Series 2005-8, Class 1A2A,
0.528%, 09/19/2035 (P)	133,417	103,012
Impac Secured Assets Trust, Series 2006-3,
Class A6 0.393%, 11/25/2036 (P)	329,744	199,971
IndyMac INDX Mortgage Loan Trust
Series 2006-AR2, Class 1A1B,
0.403%, 04/25/2046 (P)	241,382	199,741
Series 2006-AR8, Class A4A,
0.593%, 07/25/2046 (P)	428,284	215,888
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C8, Class F,
2.753%, 10/15/2045 (P)(S)	235,000	168,397

123

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp. (continued)
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	$1,195,000	$1,164,240
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	1,095,000	1,140,971
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	315,000	327,793
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3,
5.430%, 02/15/2040	945,000	1,052,017
Series 2006-C4, Class A4,
5.865%, 06/15/2038 (P)	1,330,000	1,490,257
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.683%, 05/12/2039 (P)	600,000	668,656
Morgan Stanley Capital I Trust
Series 2005-T17, Class A5,
4.780%, 12/13/2041	493,002	515,751
Series 2007-T27, Class A4,
5.647%, 06/11/2042 (P)	190,000	218,534
Series 2008-T29, Class A4,
6.280%, 01/11/2043 (P)	325,000	385,141
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 1A3
0.363%, 05/25/2036 (P)	115,391	60,646
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	837,000	940,113
RALI Series Trust, Series 2007-QH9,
Class A1 3.019%, 11/25/2037 (P)	332,290	175,925
Structured Asset Mortgage
Investments II Trust, Series 2006-AR5,
Class 4A1 0.413%, 05/25/2046 (P)	151,114	86,879
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	1,005,000	1,008,465
Series 2012-C2, Class A4,
3.525%, 05/10/2063	1,285,000	1,330,400
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class A3
2.918%, 10/15/2045	1,050,260	1,032,223
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A3,
2.870%, 11/15/2045	595,000	584,394
Series 2013-C11, Class E,
4.185%, 03/15/2045 (P)(S)	280,000	212,944
Series 2012-C10, Class E,
4.461%, 12/15/2045 (P)(S)	355,000	290,952
Series 2011-C2, Series A4,
4.869%, 02/15/2044 (P)(S)	785,000	893,604
Series 2011-C4, Class F,
5.000%, 06/15/2044 (P)(S)	310,000	285,921

		30,707,104
U.S. Government Agency - 0.0%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	79,917	84,822

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.052%, 09/16/2035	$34,329	$7,409

		92,231

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $30,831,140)		$30,799,335

ASSET BACKED SECURITIES - 2.7%
Ally Master Owner Trust, Series 2011-4,
Class A2 1.540%, 09/15/2016	580,000	586,487
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	221,292	225,021
CarNow Auto Receivables Trust,
Series 2012-1A, Class A
2.090%, 01/15/2015 (S)	35,900	35,949
CPS Auto Trust, Series 2012-C, Class A
1.820%, 12/16/2019 (S)	354,370	357,015
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	655,000	652,954
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	585,000	588,800
First Investors Auto Owner Trust,
Series 2012-1A, Class A2
1.960%, 11/15/2017 (S)	325,859	328,651
Ford Credit Auto Lease Trust,
Series 2012-A, Class B
1.610%, 10/15/2016 (S)	1,145,000	1,153,296
GSAA Home Equity Trust
Series 2006-20, Class 2A1A,
0.243%, 12/25/2046 (P)	727,059	474,964
Series 2006-11, Class 2A2,
0.353%, 07/25/2036 (P)	725,038	375,892
Series 2007-3, Class 1A2,
0.363%, 03/25/2047 (P)	1,069,311	544,508
Series 2006-17, Class A3A,
0.433%, 11/25/2036 (P)	312,864	191,217
GSAMP Trust
Series 2007-FM2, Class A2B,
0.283%, 01/25/2037 (P)	674,454	381,266
Series 2007-NC1, Class A2D,
0.423%, 12/25/2046 (P)	662,612	369,721
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	1,045,000	1,114,082
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	381,481
John Deere Owner Trust, Series 2010-A,
Class A4 2.130%, 10/17/2016	490,550	490,886
LCM LP, Series 8A, Class A
1.877%, 01/14/2021 (P)(S)	1,300,000	1,300,932
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	4,045	4,045
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	444,522
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	635,000	641,008
Series 2011-1, Class B,
2.350%, 11/16/2015	1,095,000	1,107,506

124

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Santander Drive Auto
Receivables Trust (continued)
Series 2010-2, Class C,
3.890%, 07/17/2017	$595,000	$611,850
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A
1.780%, 06/15/2016 (S)	151,412	152,320
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	231,786

TOTAL ASSET BACKED SECURITIES (Cost $12,361,978)		$12,746,159

SHORT-TERM INVESTMENTS - 10.0%
Repurchase Agreement - 10.0%
BNP Paribas Tri-Party Repurchase
Agreement dated 05/31/2013 at 0.090%
to be repurchased at $23,200,174 on
06/03/2013, collateralized by
$20,950,826, Government National
Mortgage Association, 0.000% - 7.500%
due 04/15/2018 - 06/20/2061 (valued at
$23,664,000, including interest)	23,200,000	23,200,000
Deutsche Bank Securities Tri-Party
Repurchase Agreement dated 05/31/2013
at 0.100% to be repurchased at
$24,700,206 on 06/03/2013,
collateralized by $24,617,929
Government National Mortgage
Association, 2.700% - 5.000% due
02/20/2042 - 06/15/2048 (valued at
$25,194,000 including interest)	24,700,000	24,700,000

		47,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $47,900,000)		$47,900,000

Total Investments (Investment Quality Bond Fund)
(Cost $499,706,754) - 107.7%		$515,729,236
Other assets and liabilities, net - (7.7%)		(36,813,031)

TOTAL NET ASSETS - 100.0%		$478,916,205

Mid Cap Growth Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.9%
Consumer Discretionary - 22.5%
Auto Components - 2.1%
Allison Transmission Holdings, Inc.	1,074	$25,561
BorgWarner, Inc. (I) (L)	3,405	276,043
Delphi Automotive PLC	8,849	431,920
Gentex Corp.	4,216	96,420
The Goodyear Tire & Rubber Company (I)	7,335	111,052

		940,996
Automobiles - 1.2%
Harley-Davidson, Inc.	6,686	364,654
Tesla Motors, Inc. (I)	2,023	197,768

		562,422
Distributors - 0.5%
LKQ Corp. (I)	8,787	215,106

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	854	$39,156
Hotels, Restaurants & Leisure - 2.8%
Burger King Worldwide, Inc. (L)	2,091	38,642
Chipotle Mexican Grill, Inc. (I)	914	329,954
Dunkin’ Brands Group, Inc.	3,130	123,948
Hyatt Hotels Corp., Class A (I)	683	28,085
MGM Resorts International (I)	11,527	174,865
Panera Bread Company, Class A (I)	830	159,219
Penn National Gaming, Inc. (I)	973	53,554
Starwood Hotels & Resorts Worldwide, Inc.	1,997	136,395
Wyndham Worldwide Corp.	4,024	233,875

		1,278,537
Household Durables - 3.0%
Harman International Industries, Inc.	1,000	53,100
Jarden Corp. (I) (L)	1,168	54,405
Lennar Corp., Class A	1,660	65,271
Mohawk Industries, Inc. (I)	1,735	192,880
NVR, Inc. (I)	140	137,663
PulteGroup, Inc. (I)	10,246	221,211
Tempur-Pedic International, Inc. (I)	1,761	74,455
Toll Brothers, Inc. (I)	4,730	161,624
Tupperware Brands Corp.	1,034	83,733
Whirlpool Corp.	2,314	295,637

		1,339,979
Internet & Catalog Retail - 2.0%
Liberty Interactive Corp., Series A (I)	15,155	340,230
Netflix, Inc. (I)	1,490	337,113
TripAdvisor, Inc. (I)	3,448	222,362

		899,705
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	1,915	182,902
Media - 2.3%
Cablevision Systems Corp., Class A (L)	5,728	86,607
Charter Communications, Inc., Class A (I) (L)	1,788	200,113
Lamar Advertising Company, Class A (I)	2,325	108,647
Scripps Networks Interactive, Inc., Class A	2,519	169,680
The Interpublic Group of Companies, Inc.	4,266	60,663
Virgin Media, Inc.	7,959	395,244

		1,020,954
Multiline Retail - 1.2%
Dollar Tree, Inc. (I)	6,716	322,637
Family Dollar Stores, Inc.	3,069	187,669
Sears Holdings Corp. (I) (L)	384	18,751

		529,057
Specialty Retail - 5.1%
Advance Auto Parts, Inc.	2,169	176,817
AutoNation, Inc. (I) (L)	1,114	51,612
CarMax, Inc. (I) (L)	6,745	315,464
Dick’s Sporting Goods, Inc.	2,877	150,582
O’Reilly Automotive, Inc. (I)	3,289	358,205
PetSmart, Inc.	3,007	202,973
Sally Beauty Holdings, Inc. (I)	5,177	158,468
Tiffany & Company	3,733	290,353
Tractor Supply Company	2,038	228,215
Ulta Salon Cosmetics & Fragrance, Inc. (I)	1,784	161,916
Urban Outfitters, Inc. (I)	3,438	144,155
Williams-Sonoma, Inc.	916	49,427

		2,288,187

125

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.8%
Fossil, Inc. (I)	1,582	$168,008
Lululemon Athletica, Inc. (I) (L)	2,976	231,563
PVH Corp.	2,374	273,461
Under Armour, Inc., Class A (I)	2,369	146,878

		819,910

		10,116,911
Consumer Staples - 2.9%
Beverages - 1.1%
Constellation Brands, Inc., Class A (I)	4,716	249,995
Monster Beverage Corp. (I)	4,144	226,221

		476,216
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (I) (L)	3,725	272,409
Hillshire Brands Company	1,267	43,889
Hormel Foods Corp. (L)	4,270	170,031
McCormick & Company, Inc., Non-
Voting Shares	2,301	158,953

		645,282
Household Products - 0.3%
Church & Dwight Company, Inc.	2,032	123,566
Personal Products - 0.1%
Herbalife, Ltd. (L)	1,290	60,204

		1,305,268
Energy - 10.1%
Energy Equipment & Services - 2.8%
Core Laboratories NV	1,361	187,491
Diamond Offshore Drilling, Inc.	2,047	140,854
Dresser-Rand Group, Inc. (I)	2,235	135,441
FMC Technologies, Inc. (I)	7,017	390,566
Oceaneering International, Inc.	3,185	230,849
Oil States International, Inc. (I)	1,050	103,425
Rowan Companies PLC, Class A (I)	2,378	79,045

		1,267,671
Oil, Gas & Consumable Fuels - 7.3%
Cabot Oil & Gas Corp.	6,217	437,428
Cheniere Energy, Inc. (I)	6,045	177,421
Cobalt International Energy, Inc. (I)	8,476	219,867
Concho Resources, Inc. (I)	3,082	257,840
CONSOL Energy, Inc.	6,718	232,980
EQT Corp.	4,449	355,386
Kinder Morgan Management LLC (I)	2,013	163,496
Pioneer Natural Resources Company	3,909	542,100
QEP Resources, Inc.	5,258	149,117
Range Resources Corp.	4,812	361,766
SandRidge Energy, Inc. (I) (L)	7,092	36,666
SM Energy Company	1,981	120,128
Ultra Petroleum Corp. (I) (L)	1,576	35,901
Whiting Petroleum Corp. (I)	3,470	159,863

		3,249,959

		4,517,630
Financials - 7.2%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (I)	1,548	253,872
Eaton Vance Corp. (L)	3,557	147,651
Legg Mason, Inc.	1,709	59,883
LPL Financial Holdings, Inc.	1,627	60,329
Raymond James Financial, Inc.	1,866	82,048

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
SEI Investments Company	4,321	$132,266

		736,049
Diversified Financial Services - 2.3%
IntercontinentalExchange, Inc. (I) (L)	2,147	367,588
Moody’s Corp.	5,923	393,524
MSCI, Inc. (I) (L)	3,364	118,547
NYSE Euronext	3,578	143,943

		1,023,602
Insurance - 1.0%
Arch Capital Group, Ltd. (I)	3,915	200,487
Brown & Brown, Inc.	3,666	118,302
Erie Indemnity Company, Class A	379	28,770
Markel Corp. (I)	183	95,689

		443,248
Real Estate Investment Trusts - 1.0%
American Campus Communities, Inc.	3,082	125,838
Federal Realty Investment Trust	956	103,009
Regency Centers Corp.	1,331	68,680
Taubman Centers, Inc.	1,877	151,249

		448,776
Real Estate Management & Development - 1.0%
CBRE Group, Inc., Class A (I)	8,277	191,861
Jones Lang LaSalle, Inc.	844	77,505
Realogy Holdings Corp. (I)	3,425	176,867

		446,233
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (I)	3,395	145,238

		3,243,146
Health Care - 14.9%
Biotechnology - 2.7%
BioMarin Pharmaceutical, Inc. (I)	3,739	234,435
Medivation, Inc. (I)	2,228	108,192
Onyx Pharmaceuticals, Inc. (I)	2,120	202,354
Pharmacyclics, Inc. (I)	1,716	157,254
Vertex Pharmaceuticals, Inc. (I)	6,444	517,518

		1,219,753
Health Care Equipment & Supplies - 3.0%
C.R. Bard, Inc.	2,288	235,870
DENTSPLY International, Inc.	4,207	175,684
Edwards Lifesciences Corp. (I)	3,360	223,306
IDEXX Laboratories, Inc. (I) (L)	1,607	132,481
ResMed, Inc. (L)	4,226	202,848
The Cooper Companies, Inc.	1,441	162,847
Varian Medical Systems, Inc. (I)	3,213	215,303

		1,348,339
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	6,802	367,852
DaVita HealthCare Partners, Inc. (I)	2,641	327,669
Henry Schein, Inc. (I) (L)	2,579	248,332
Laboratory Corp. of America Holdings (I)	2,742	272,802
MEDNAX, Inc. (I)	1,477	137,110
Patterson Companies, Inc.	2,502	97,778
Universal Health Services, Inc., Class B	1,331	92,025

		1,543,568
Life Sciences Tools & Services - 2.7%
Covance, Inc. (I)	1,623	121,043
Illumina, Inc. (I) (L)	3,653	256,879

126

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Life Technologies Corp. (I)	5,035	$373,094
Mettler-Toledo International, Inc. (I)	891	194,470
Waters Corp. (I)	2,529	244,580

		1,190,066
Pharmaceuticals - 3.1%
Actavis, Inc. (I)	3,776	465,543
Forest Laboratories, Inc. (I)	7,058	280,556
Mylan, Inc. (I)	11,690	356,311
Perrigo Company	2,640	306,002

		1,408,412

		6,710,138
Industrials - 15.4%
Aerospace & Defense - 0.9%
B/E Aerospace, Inc. (I)	3,085	195,712
Spirit Aerosystems Holdings, Inc., Class A (I)	1,233	26,645
TransDigm Group, Inc.	1,400	204,540

		426,897
Airlines - 2.4%
Delta Air Lines, Inc. (I)	25,158	453,096
Southwest Airlines Company	21,442	303,833
United Continental Holdings, Inc. (I)	9,796	317,978

		1,074,907
Building Products - 1.1%
Fortune Brands Home & Security, Inc.	4,836	204,466
Masco Corp.	6,889	144,807
Owens Corning, Inc. (I)	3,309	144,603

		493,876
Commercial Services & Supplies - 2.0%
Copart, Inc. (I)	3,321	114,209
Iron Mountain, Inc.	2,100	75,264
Stericycle, Inc. (I)	2,535	278,242
The ADT Corp. (I)	6,839	277,595
Waste Connections, Inc.	3,450	138,828

		884,138
Electrical Equipment - 1.8%
AMETEK, Inc.	7,164	309,127
Roper Industries, Inc.	2,923	363,095
Sensata Technologies Holding NV (I)	3,866	135,697

		807,919
Machinery - 2.7%
Donaldson Company, Inc.	4,103	153,904
Flowserve Corp.	1,417	238,240
Gardner Denver, Inc.	1,375	103,813
IDEX Corp. (L)	1,215	66,886
Nordson Corp.	1,707	121,573
Pall Corp.	3,271	223,082
WABCO Holdings, Inc. (I)	1,850	139,527
Wabtec Corp.	1,405	154,564

		1,201,589
Marine - 0.2%
Kirby Corp. (I)	1,503	117,354
Professional Services - 2.1%
IHS, Inc., Class A (I)	1,743	183,242
Nielsen Holdings NV	6,640	225,162
Robert Half International, Inc.	4,110	142,864
The Dun & Bradstreet Corp. (L)	1,204	118,161

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Verisk Analytics, Inc., Class A (I)	4,456	$262,102

		931,531
Road & Rail - 1.9%
Hertz Global Holdings, Inc. (I)	11,788	304,484
J.B. Hunt Transport Services, Inc.	2,769	203,965
Kansas City Southern	3,255	360,329

		868,778
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Company, Inc., Class A	1,434	118,549

		6,925,538
Information Technology - 17.2%
Communications Equipment - 0.7%
F5 Networks, Inc. (I)	2,314	192,548
Palo Alto Networks, Inc. (I)	611	29,646
Riverbed Technology, Inc. (I)	4,638	71,703

		293,897
Computers & Peripherals - 0.9%
SanDisk Corp. (I)	7,145	421,698
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	4,719	367,610
Dolby Laboratories, Inc., Class A (L)	1,392	48,720
FLIR Systems, Inc.	4,269	103,993
Trimble Navigation, Ltd. (I)	7,519	209,780

		730,103
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (I)	5,238	241,577
Equinix, Inc. (I) (L)	1,437	291,194
IAC/InterActiveCorp	1,502	72,817
Rackspace Hosting, Inc. (I)	3,454	129,629
VeriSign, Inc. (I) (L)	4,493	211,351

		946,568
IT Services - 3.2%
Alliance Data Systems Corp. (I)	1,469	260,145
Fiserv, Inc. (I)	3,946	343,924
FleetCor Technologies, Inc. (I)	1,909	166,236
Gartner, Inc. (I)	2,750	155,678
Global Payments, Inc.	2,318	111,171
Teradata Corp. (I) (L)	4,883	272,227
Vantiv, Inc., Class A (I)	2,509	66,764
VeriFone Systems, Inc. (I)	3,281	76,546

		1,452,691
Semiconductors & Semiconductor Equipment - 3.9%
Atmel Corp. (I)	4,528	35,635
Avago Technologies, Ltd.	7,252	273,473
Cree, Inc. (I)	3,435	214,172
Freescale Semiconductor, Ltd. (I) (L)	1,855	29,532
KLA-Tencor Corp.	1,712	96,368
Lam Research Corp. (I)	1,673	78,263
LSI Corp. (I)	16,189	119,799
Micron Technology, Inc. (I)	30,198	352,713
NVIDIA Corp.	9,201	133,322
Skyworks Solutions, Inc. (I)	3,675	87,686
Xilinx, Inc.	7,703	313,127

		1,734,090
Software - 4.8%
ANSYS, Inc. (I)	2,737	203,907
Autodesk, Inc. (I)	6,617	249,659

127

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
BMC Software, Inc. (I)	3,787	$171,532
Electronic Arts, Inc. (I)	8,837	203,163
FactSet Research Systems, Inc. (L)	1,236	121,363
Fortinet, Inc. (I)	4,087	78,716
Informatica Corp. (I)	3,176	115,479
MICROS Systems, Inc. (I) (L)	2,336	98,579
NetSuite, Inc. (I) (L)	873	76,475
Nuance Communications, Inc. (I) (L)	7,521	142,899
Red Hat, Inc. (I)	5,689	274,380
ServiceNow, Inc. (I)	1,289	47,384
Solera Holdings, Inc.	2,064	113,045
Synopsys, Inc. (I)	2,272	82,814
TIBCO Software, Inc. (I)	4,557	97,201
Workday, Inc., Class A (I)	1,109	71,231

		2,147,827

		7,726,874
Materials - 4.8%
Chemicals - 2.8%
Albemarle Corp.	2,616	175,063
Axiall Corp.	716	30,895
Celanese Corp., Series A	4,702	232,044
FMC Corp.	4,054	254,226
Sigma-Aldrich Corp. (L)	1,773	148,329
The Scotts Miracle-Gro Company, Class A (L)	1,304	61,640
Valspar Corp.	2,516	180,322
W.R. Grace & Company (I)	2,115	178,739

		1,261,258
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	473	51,571
Vulcan Materials Company	3,825	204,944

		256,515
Containers & Packaging - 1.2%
Aptargroup, Inc. (L)	686	38,910
Ball Corp.	4,181	180,452
Crown Holdings, Inc. (I)	4,217	178,590
Rock-Tenn Company, Class A	1,375	135,823

		533,775
Metals & Mining - 0.2%
Royal Gold, Inc. (L)	1,896	103,825

		2,155,373
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. (I) (L)	4,511	96,671
Wireless Telecommunication Services - 0.6%
SBA Communications Corp., Class A (I) (L)	3,739	281,435

		378,106
Utilities - 1.1%
Electric Utilities - 0.3%
ITC Holdings Corp. (L)	1,545	133,751
Independent Power Producers & Energy Traders - 0.8%
Calpine Corp. (I)	10,748	218,292
NRG Energy, Inc.	6,186	157,867

		376,159

		509,910

TOTAL COMMON STOCKS (Cost $31,534,297)		$43,588,894

Mid Cap Growth Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SECURITIES LENDING COLLATERAL - 12.0%
John Hancock Collateral
investment trust, 0.2184% (w) (y)	538,030	5,384,821

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,384,553)		$5,384,821

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.1%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0300% (Y)	1,389,192	1,389,192
U.S. Government - 0.1%
U.S. Treasury Bill, 0.0350%, 08/08/2013 *	$60,000	$59,996

TOTAL SHORT-TERM INVESTMENTS (Cost $1,449,188)		$1,449,188

Total Investments (Mid Cap Growth Index Fund)
(Cost $38,368,038) - 112.1%		$50,422,903
Other assets and liabilities, net - (12.1%)		(5,448,572)

TOTAL NET ASSETS - 100.0%		$44,974,331

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 24.0%
Auto Components - 2.3%
Allison Transmission Holdings, Inc. (L)	488,383	$11,623,512
Tenneco, Inc. (I)	312,126	13,845,909

		25,469,421
Hotels, Restaurants & Leisure - 8.2%
Bloomin’ Brands, Inc. (I)	672,060	15,632,116
Buffalo Wild Wings, Inc. (I)(L)	163,670	15,705,773
Burger King Worldwide, Inc. (L)	707,452	13,073,713
Life Time Fitness, Inc. (I)(L)	286,130	14,260,719
Melco Crown Entertainment, Ltd., ADR (I)	466,740	11,099,077
Starwood Hotels & Resorts Worldwide, Inc.	167,290	11,425,907
Wyndham Worldwide Corp.	186,600	10,845,192

		92,042,497
Household Durables - 2.1%
Taylor Morrison Home Corp. (I)	404,351	10,444,386
Whirlpool Corp.	103,300	13,197,608

		23,641,994
Internet & Catalog Retail - 2.9%
HomeAway, Inc. (I)(L)	163,530	5,000,747
Netflix, Inc. (I)(L)	50,230	11,364,538
TripAdvisor, Inc. (I)(L)	261,890	16,889,286

		33,254,571
Media - 0.4%
IMAX Corp. (I)	156,200	4,047,142
Specialty Retail - 6.3%
Dick’s Sporting Goods, Inc.	323,630	16,938,794
DSW, Inc., Class A	163,126	12,069,693
Dufry AG (I)	79,112	10,738,973
Five Below, Inc. (I)(L)	134,700	5,150,928
Francesca’s Holdings Corp. (I)(L)	355,400	10,146,670
Ulta Salon Cosmetics & Fragrance, Inc. (I)	95,660	8,682,102
Urban Outfitters, Inc. (I)	178,440	7,481,989

		71,209,149

128

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	84,100	$9,687,479
Samsonite International SA	4,155,400	10,730,181

		20,417,660

		270,082,434
Consumer Staples - 5.3%
Beverages - 0.9%
Monster Beverage Corp. (I)	185,404	10,121,204
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.	241,120	12,504,483
Food Products - 1.4%
Green Mountain Coffee Roasters, Inc. (I)	155,000	11,335,150
Sanderson Farms, Inc.	64,050	4,414,326

		15,749,476
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	178,659	10,771,351
Personal Products - 0.9%
Hypermarcas SA	1,319,400	10,410,804

		59,557,318
Energy - 4.1%
Energy Equipment & Services - 1.1%
Trican Well Service, Ltd.	884,400	12,394,822
Oil, Gas & Consumable Fuels - 3.0%
Cabot Oil & Gas Corp.	139,930	9,845,475
Cobalt International Energy, Inc. (I)	226,220	5,868,147
Pioneer Natural Resources Company	86,790	12,036,037
Southwestern Energy Company (I)	153,675	5,792,011

		33,541,670

		45,936,492
Financials - 6.2%
Diversified Financial Services - 1.3%
IntercontinentalExchange, Inc. (I)(L)	82,735	14,165,059
Insurance - 3.9%
Aon PLC	177,430	11,296,968
Assured Guaranty, Ltd.	521,600	11,798,592
The Hanover Insurance Group, Inc.	193,130	9,700,920
XL Group PLC	353,000	11,094,790

		43,891,270
Real Estate Investment Trusts - 1.0%
Host Hotels & Resorts, Inc.	637,116	11,334,294

		69,390,623
Health Care - 12.3%
Biotechnology - 2.8%
Arena Pharmaceuticals, Inc. (I)(L)	523,740	4,629,862
Cubist Pharmaceuticals, Inc. (I)	87,205	4,791,915
Onyx Pharmaceuticals, Inc. (I)(L)	27,210	2,597,195
Quintiles Transnational Holdings, Inc. (I)	35,075	1,544,703
Regeneron Pharmaceuticals, Inc. (I)	33,620	8,131,669
Vertex Pharmaceuticals, Inc. (I)	127,959	10,276,387

		31,971,731
Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp. (I)	1,394,590	12,886,012
HeartWare International, Inc. (I)	95,170	8,686,166
Hologic, Inc. (I)	926,300	19,220,725

		40,792,903

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 2.0%
Catamaran Corp. (I)	332,622	$16,371,655
Team Health Holdings, Inc. (I)	149,810	5,853,077

		22,224,732
Life Sciences Tools & Services - 1.5%
Covance, Inc. (I)	144,270	10,759,657
Illumina, Inc. (I)(L)	82,200	5,780,304

		16,539,961
Pharmaceuticals - 2.4%
Endo Health Solutions, Inc. (I)(L)	237,520	8,621,976
Forest Laboratories, Inc. (I)	284,190	11,296,553
Salix Pharmaceuticals, Ltd. (I)	114,910	6,971,590

		26,890,119

		138,419,446
Industrials - 12.8%
Aerospace & Defense - 1.9%
DigitalGlobe, Inc. (I)	724,230	21,893,473
Airlines - 0.7%
Spirit Airlines, Inc. (I)	246,877	7,512,467
Building Products - 1.9%
Armstrong World Industries, Inc. (I)	183,440	9,533,377
Owens Corning, Inc. (I)	277,020	12,105,774

		21,639,151
Commercial Services & Supplies - 0.8%
Platform Acquisition Holdings, Ltd. (I)	850,500	8,857,958
Construction & Engineering - 1.3%
KBR, Inc.	401,670	14,500,287
Electrical Equipment - 0.8%
Polypore International, Inc. (I)(L)	223,905	8,423,306
Machinery - 0.6%
Pall Corp.	104,550	7,130,310
Professional Services - 2.7%
IHS, Inc., Class A (I)	164,308	17,273,700
Nielsen Holdings NV	369,200	12,519,572

		29,793,272
Road & Rail - 1.0%
Hertz Global Holdings, Inc. (I)	450,840	11,645,197
Trading Companies & Distributors - 1.1%
WESCO International, Inc. (I)(L)	169,810	12,610,091

		144,005,512
Information Technology - 29.7%
Communications Equipment - 2.7%
JDS Uniphase Corp. (I)	821,090	11,183,246
Juniper Networks, Inc. (I)	458,500	8,129,205
Palo Alto Networks, Inc. (I)(L)	221,540	10,749,121

		30,061,572
Computers & Peripherals - 1.0%
SanDisk Corp. (I)	192,120	11,338,922
Electronic Equipment, Instruments & Components - 1.0%
National Instruments Corp.	392,140	11,136,776
Internet Software & Services - 7.5%
Akamai Technologies, Inc. (I)	415,130	19,145,796
Cornerstone OnDemand, Inc. (I)	163,830	6,658,051
IAC/InterActiveCorp	228,230	11,064,590
LinkedIn Corp., Class A (I)	117,520	19,688,126
Pandora Media, Inc. (I)(L)	758,140	12,903,543

129

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Trulia, Inc. (I)(L)	344,390	$10,586,549
Zillow, Inc., Class A (I)(L)	80,240	4,504,674

		84,551,329
IT Services - 2.4%
Teradata Corp. (I)	289,280	16,127,360
Vantiv, Inc., Class A (I)	421,195	11,207,999

		27,335,359
Semiconductors & Semiconductor Equipment - 4.0%
Micron Technology, Inc. (I)	1,099,520	12,842,394
NXP Semiconductor NV (I)	445,890	13,755,707
Sunedison, Inc. (I)	779,100	6,287,337
Xilinx, Inc.	290,900	11,825,085

		44,710,523
Software - 11.1%
Autodesk, Inc. (I)	500,000	18,865,000
Cadence Design Systems, Inc. (I)	1,074,850	16,262,481
Citrix Systems, Inc. (I)	171,850	11,058,548
Concur Technologies, Inc. (I)(L)	225,270	18,186,047
Red Hat, Inc. (I)	212,480	10,247,910
Salesforce.com, Inc. (I)	42,080	1,781,246
ServiceNow, Inc. (I)	349,610	12,851,664
Solera Holdings, Inc.	115,065	6,302,110
Splunk, Inc. (I)	161,181	7,536,824
Symantec Corp.	459,960	10,298,504
TIBCO Software, Inc. (I)	399,070	8,512,163
Workday, Inc., Class A (I)	43,900	2,819,697

		124,722,194

		333,856,675
Materials - 4.8%
Chemicals - 0.5%
Axiall Corp.	116,995	5,048,334
Containers & Packaging - 2.4%
Crown Holdings, Inc. (I)	278,630	11,799,981
Rock-Tenn Company, Class A	157,550	15,562,789

		27,362,770
Paper & Forest Products - 1.9%
International Paper Company	234,155	10,806,253
Louisiana-Pacific Corp. (I)	598,800	10,520,916

		21,327,169

		53,738,273

TOTAL COMMON STOCKS (Cost $909,839,408)		$1,114,986,773

WARRANTS - 0.0%
Industrials - 0.0%
Platform Acquisition Holdings, Ltd.
(Expiration Date: 07/31/2020; Strike
Price: $11.50) (I)	850,500	284,367

TOTAL WARRANTS (Cost $8,505)		$284,367

SECURITIES LENDING COLLATERAL - 14.6%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	16,381,376	163,951,359

TOTAL SECURITIES LENDING
COLLATERAL (Cost $163,945,974)		$163,951,359

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreement - 1.7%
Deutsche Tri-Party Repurchase Agreement
dated 05/31/2013 at 0.100% to be
repurchased at $18,700,156 on 06/03/2013,
collateralized by $18,193,180 Government
National Mortgage Association, 3.170% -
5.000% due 05/15/2035 - 05/15/2053
(valued at $19,074,001 including interest)	$18,700,000	$18,700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,700,000)		$18,700,000

Total Investments (Mid Cap Stock Fund)
(Cost $1,092,493,887) - 115.5%		$1,297,922,499
Other assets and liabilities, net - (15.5%)		(174,175,074)

TOTAL NET ASSETS - 100.0%		$1,123,747,425

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.4%
Consumer Discretionary - 9.0%
Auto Components - 1.7%
TRW Automotive Holdings Corp. (I)	14,730	$933,146
Visteon Corp. (I)	8,680	550,920

		1,484,066
Automobiles - 0.3%
Ford Motor Company	14,967	234,683
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	8,065	417,767
Penn National Gaming, Inc. (I)(L)	5,483	301,784
Royal Caribbean Cruises, Ltd.	15,790	552,808

		1,272,359
Household Durables - 1.1%
Newell Rubbermaid, Inc.	33,324	901,081
Internet & Catalog Retail - 1.6%
Liberty Interactive Corp., Series A (I)	48,879	1,097,334
Liberty Ventures, Series A (I)	2,991	243,976

		1,341,310
Media - 1.8%
Liberty Media Corp., Series A (I)	5,030	628,046
Omnicom Group, Inc.	3,662	227,520
The Interpublic Group of Companies, Inc.	44,584	633,984

		1,489,550
Multiline Retail - 0.4%
Kohl’s Corp.	2,113	108,629
Macy’s, Inc.	4,917	237,688

		346,317
Specialty Retail - 0.6%
CST Brands, Inc. (I)(L)	2,068	62,847
The Gap, Inc.	11,510	466,731

		529,578

		7,598,944
Consumer Staples - 3.1%
Food Products - 1.3%
Hillshire Brands Company	6,495	224,987

130

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Mead Johnson Nutrition Company	2,765	$224,159
Post Holdings, Inc. (I)	10,097	425,992
The J.M. Smucker Company (L)	2,282	230,391

		1,105,529
Household Products - 0.8%
The Clorox Company	7,897	656,083
Personal Products - 0.7%
Avon Products, Inc.	24,749	583,334
Tobacco - 0.3%
Lorillard, Inc.	6,659	282,608

		2,627,554
Energy - 9.3%
Energy Equipment & Services - 1.9%
C&J Energy Services, Inc. (I)(L)	15,459	287,537
Ensco PLC, Class A	13,938	838,649
Noble Corp.	11,481	444,889

		1,571,075
Oil, Gas & Consumable Fuels - 7.4%
Cameco Corp.	5,595	121,244
EQT Corp.	11,099	886,588
HollyFrontier Corp.	2,701	133,700
Kinder Morgan, Inc.	10,400	394,992
Marathon Petroleum Corp.	12,870	1,061,772
Pioneer Natural Resources Company	7,837	1,086,835
Southwestern Energy Company (I)	12,891	485,862
Spectra Energy Corp.	26,366	806,009
Valero Energy Corp.	18,612	756,206
Whiting Petroleum Corp. (I)	10,148	467,518

		6,200,726

		7,771,801
Financials - 26.9%
Capital Markets - 2.7%
Invesco, Ltd.	53,146	1,793,146
Lazard, Ltd., Class A	14,782	500,814

		2,293,960
Commercial Banks - 9.7%
CIT Group, Inc. (I)	34,428	1,586,442
Comerica, Inc. (L)	42,891	1,693,766
Fifth Third Bancorp	98,450	1,791,790
Huntington Bancshares, Inc.	147,152	1,140,428
M&T Bank Corp. (L)	8,376	878,642
SunTrust Banks, Inc.	10,214	327,767
TCF Financial Corp. (L)	51,841	746,510

		8,165,345
Insurance - 12.1%
Axis Capital Holdings, Ltd.	35,881	1,562,976
Everest Re Group, Ltd.	5,584	723,742
Hartford Financial Services Group, Inc.	41,229	1,262,844
Lincoln National Corp.	42,604	1,519,259
PartnerRe, Ltd.	6,204	562,393
Principal Financial Group, Inc. (L)	13,929	527,213
Reinsurance Group of America, Inc.	19,039	1,254,480
Validus Holdings, Ltd.	19,140	691,145
W.R. Berkley Corp.	5,032	206,161
XL Group PLC	60,084	1,888,440

		10,198,653

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 2.4%
Equity Lifestyle Properties, Inc.	3,254	$251,111
General Growth Properties, Inc.	12,014	246,647
Hospitality Properties Trust	8,942	260,928
Omega Healthcare Investors, Inc. (L)	7,634	247,418
Rayonier, Inc. (L)	17,439	966,121

		1,972,225

		22,630,183
Health Care - 10.1%
Health Care Equipment & Supplies - 4.5%
Boston Scientific Corp. (I)	162,601	1,502,433
C.R. Bard, Inc.	3,971	409,370
Teleflex, Inc.	10,506	822,935
Zimmer Holdings, Inc.	13,123	1,030,287

		3,765,025
Health Care Providers & Services - 3.7%
Cigna Corp.	22,806	1,548,527
Community Health Systems, Inc.	17,835	859,112
Universal Health Services, Inc., Class B	10,470	723,896

		3,131,535
Pharmaceuticals - 1.9%
Actavis, Inc. (I)	12,933	1,594,510

		8,491,070
Industrials - 14.6%
Aerospace & Defense - 1.1%
Embraer SA, ADR	15,688	569,004
L-3 Communications Holdings, Inc.	1,709	145,419
Raytheon Company	3,667	244,369

		958,792
Airlines - 1.7%
Delta Air Lines, Inc. (I)	37,662	678,293
United Continental Holdings, Inc. (I)	24,397	791,927

		1,470,220
Commercial Services & Supplies - 1.0%
R.R. Donnelley & Sons Company (L)	65,757	872,595
Construction & Engineering - 2.1%
Fluor Corp.	10,053	635,450
Jacobs Engineering Group, Inc. (I)	11,997	683,949
KBR, Inc.	5,563	200,824
URS Corp.	4,390	212,652

		1,732,875
Electrical Equipment - 2.3%
Eaton Corp. PLC	18,638	1,231,226
Rockwell Automation, Inc.	8,162	718,419

		1,949,645
Machinery - 2.6%
AGCO Corp.	6,094	338,034
Joy Global, Inc.	7,893	426,853
Parker Hannifin Corp.	10,398	1,037,304
SPX Corp.	4,315	340,540

		2,142,731
Road & Rail - 3.8%
J.B. Hunt Transport Services, Inc.	15,018	1,106,226
Kansas City Southern	18,488	2,046,622

		3,152,848

		12,279,706

131

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 8.1%
Computers & Peripherals - 1.3%
NCR Corp. (I)	31,649	$1,057,077
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp., Class A	15,167	1,181,509
Avnet, Inc. (I)	20,035	684,396

		1,865,905
IT Services - 0.9%
Amdocs, Ltd.	20,112	717,998
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	7,963	365,741
Fairchild Semiconductor International, Inc. (I)	18,769	272,338
Infineon Technologies AG, ADR	26,743	227,048
LSI Corp. (I)	113,428	839,367
Microchip Technology, Inc. (L)	9,477	345,721
ON Semiconductor Corp. (I)	75,789	648,754
United Microelectronics Corp., ADR	206,577	448,272

		3,147,241

		6,788,221
Materials - 7.9%
Chemicals - 5.5%
Agrium, Inc.	3,835	354,277
Eastman Chemical Company	35,978	2,580,342
PPG Industries, Inc.	10,820	1,662,060

		4,596,679
Containers & Packaging - 1.1%
Rock-Tenn Company, Class A	5,962	588,926
Sealed Air Corp.	15,001	360,324

		949,250
Paper & Forest Products - 1.3%
Domtar Corp. (L)	4,662	337,855
International Paper Company	15,631	721,371

		1,059,226

		6,605,155
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	17,493	597,386
Utilities - 5.7%
Electric Utilities - 2.0%
NV Energy, Inc.	59,632	1,397,774
Xcel Energy, Inc.	10,579	303,829

		1,701,603
Gas Utilities - 1.0%
Questar Corp.	34,921	848,930
Multi-Utilities - 2.7%
Ameren Corp.	9,951	338,732
Sempra Energy	12,704	1,032,835
Wisconsin Energy Corp. (L)	20,789	848,399

		2,219,966

		4,770,499

TOTAL COMMON STOCKS (Cost $52,522,586)		$80,160,519

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS - 0.5%
Materials - 0.5%
Cemex SAB de CV 3.750%, 03/15/2018	$312,000	$416,715

TOTAL CONVERTIBLE BONDS (Cost $312,000)		$416,715

WARRANTS - 0.1%
Energy - 0.1%
Kinder Morgan, Inc. (Expiration Date:
05/25/2017; Strike Price: $40.00) (I)	23,960	134,895

TOTAL WARRANTS (Cost $25,565)		$134,895

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	535,429	5,358,786

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,355,940)		$5,358,786

SHORT-TERM INVESTMENTS - 3.7%
Commercial Paper - 3.7%
Bryant Park Funding LLC, 0.101%,
06/03/2013 *	$3,100,000	$3,099,983

TOTAL SHORT-TERM INVESTMENTS (Cost $3,099,983)		$3,099,983

Total Investments (Mid Cap Value Equity Fund)
(Cost $61,316,074) - 106.1%		$89,170,898
Other assets and liabilities, net - (6.1%)		(5,163,553)

TOTAL NET ASSETS - 100.0%		$84,007,345

Mid Cap Value Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.7%
Consumer Discretionary - 12.7%
Auto Components - 1.4%
Autoliv, Inc.	2,947	$231,222
Lear Corp.	3,033	181,919
TRW Automotive Holdings Corp. (I)	3,512	222,485

		635,626
Distributors - 0.8%
Genuine Parts Company (L)	4,794	372,686
Diversified Consumer Services - 0.6%
H&R Block, Inc.	8,507	249,000
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc.	4,037	209,117
Hyatt Hotels Corp., Class A (I)	663	27,263
International Game Technology	8,247	147,456
Penn National Gaming, Inc. (I)	1,000	55,040
Royal Caribbean Cruises, Ltd.	4,791	167,733
Starwood Hotels & Resorts Worldwide, Inc.	3,900	266,370

		872,979
Household Durables - 2.4%
D.R. Horton, Inc. (L)	9,129	222,382
Garmin, Ltd. (L)	3,581	125,084
Harman International Industries, Inc.	1,084	57,560
Jarden Corp. (I)(L)	2,224	103,594
Leggett & Platt, Inc. (L)	4,348	139,136
Lennar Corp., Class A	3,241	127,436

132

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Newell Rubbermaid, Inc.	8,901	$240,683
Tupperware Brands Corp.	600	48,588

		1,064,463
Internet & Catalog Retail - 0.4%
Expedia, Inc.	3,455	198,524
Leisure Equipment & Products - 1.4%
Hasbro, Inc.	3,664	162,975
Mattel, Inc.	10,752	481,152

		644,127
Media - 0.6%
Gannett Company, Inc.	7,223	155,295
The Interpublic Group of Companies, Inc.	8,422	119,761

		275,056
Multiline Retail - 0.9%
J.C. Penney Company, Inc. (I)	5,100	89,658
Nordstrom, Inc.	4,943	290,747
Sears Holdings Corp. (I)	800	39,064

		419,469
Specialty Retail - 2.3%
Abercrombie & Fitch Company, Class A	2,521	126,252
American Eagle Outfitters, Inc.	5,530	109,439
Best Buy Company, Inc. (L)	8,363	230,401
Foot Locker, Inc.	4,677	160,515
GameStop Corp., Class A	3,747	124,251
Signet Jewelers, Ltd.	2,500	171,275
Williams-Sonoma, Inc. (L)	1,785	96,319

		1,018,452

		5,750,382
Consumer Staples - 7.4%
Beverages - 2.5%
Beam, Inc.	4,499	291,715
Coca-Cola Enterprises, Inc.	8,201	304,749
Dr. Pepper Snapple Group, Inc.	6,327	290,915
Molson Coors Brewing Company, Class B	4,620	228,274

		1,115,653
Food & Staples Retailing - 0.4%
Safeway, Inc. (L)	7,404	170,366
Food Products - 3.0%
Bunge, Ltd.	4,579	318,698
Hillshire Brands Company	2,500	86,600
Ingredion, Inc.	2,371	161,513
McCormick & Company, Inc., Non-
Voting Shares	1,335	92,222
Smithfield Foods, Inc. (I)	4,063	133,835
The J.M. Smucker Company (L)	3,379	341,144
Tyson Foods, Inc., Class A	8,899	222,475

		1,356,487
Household Products - 1.4%
Church & Dwight Company, Inc.	2,134	129,769
Energizer Holdings, Inc.	1,916	183,380
The Clorox Company	4,112	341,625

		654,774
Personal Products - 0.1%
Herbalife, Ltd.	1,400	65,338

		3,362,618

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 6.0%
Energy Equipment & Services - 2.3%
Helmerich & Payne, Inc.	3,256	$201,025
McDermott International, Inc. (I)	7,236	69,104
Nabors Industries, Ltd.	9,000	144,090
Noble Corp.	7,900	306,125
Oil States International, Inc. (I)	625	61,563
Patterson-UTI Energy, Inc. (L)	4,580	96,226
Rowan Companies PLC, Class A (I)	1,330	44,209
Superior Energy Services, Inc. (I)	4,820	128,598

		1,050,940
Oil, Gas & Consumable Fuels - 3.7%
Cimarex Energy Company	2,679	187,905
Denbury Resources, Inc. (I)	11,647	213,722
Energen Corp.	2,215	120,031
HollyFrontier Corp.	6,053	299,624
Kinder Morgan Management LLC (I)	1,141	92,672
Newfield Exploration Company (I)	4,126	98,158
Peabody Energy Corp.	8,478	166,762
SandRidge Energy, Inc. (I)	4,000	20,680
Tesoro Corp.	4,301	265,157
Ultra Petroleum Corp. (I)	3,100	70,618
WPX Energy, Inc. (I)	6,146	118,372

		1,653,701

		2,704,641
Financials - 29.1%
Capital Markets - 1.0%
Ares Capital Corp.	8,215	140,969
Legg Mason, Inc. (L)	1,776	62,231
Raymond James Financial, Inc.	1,930	84,862
TD Ameritrade Holding Corp.	6,800	159,392

		447,454
Commercial Banks - 4.4%
BOK Financial Corp.	852	55,465
CIT Group, Inc. (I)	6,000	276,480
Comerica, Inc. (L)	5,874	231,964
Commerce Bancshares, Inc. (L)	2,396	104,274
Cullen/Frost Bankers, Inc. (L)	1,690	108,752
First Republic Bank	2,812	104,494
Huntington Bancshares, Inc.	26,404	204,631
KeyCorp	28,781	310,259
Regions Financial Corp.	44,365	405,052
Zions Bancorporation	5,788	162,353

		1,963,724
Consumer Finance - 0.7%
SLM Corp.	14,092	334,544
Diversified Financial Services - 1.4%
ING US, Inc. (I)	2,000	57,060
Leucadia National Corp.	9,718	304,951
NYSE Euronext	3,791	152,512
The NASDAQ OMX Group, Inc.	3,638	114,451

		628,974
Insurance - 10.0%
Alleghany Corp. (I)	494	192,660
American Financial Group, Inc.	2,187	106,201
Arthur J. Gallagher & Company	3,852	168,255
Assurant, Inc.	2,409	119,824
Axis Capital Holdings, Ltd.	3,408	148,452
Cincinnati Financial Corp.	4,781	226,333
Erie Indemnity Company, Class A	386	29,301

133

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Everest Re Group, Ltd.	1,600	$207,376
Fidelity National Financial, Inc., Class A	6,778	178,329
Genworth Financial, Inc., Class A (I)	14,555	157,340
Hartford Financial Services Group, Inc.	12,900	395,127
HCC Insurance Holdings, Inc.	3,096	132,664
Lincoln National Corp.	8,458	301,612
Markel Corp. (I)	184	96,212
PartnerRe, Ltd.	1,632	147,941
Principal Financial Group, Inc. (L)	9,202	348,296
Reinsurance Group of America, Inc.	2,257	148,714
RenaissanceRe Holdings, Ltd.	1,393	119,742
Torchmark Corp.	2,941	189,724
Unum Group	8,435	240,229
Validus Holdings, Ltd.	3,063	110,605
W.R. Berkley Corp.	3,629	148,680
White Mountains Insurance Group, Ltd.	172	101,681
Willis Group Holdings PLC	5,151	201,198
XL Group PLC	9,217	289,690

		4,506,186
Real Estate Investment Trusts - 10.5%
Alexandria Real Estate Equities, Inc.	2,182	149,467
American Capital Agency Corp.	12,233	315,611
Apartment Investment & Management
Company, Class A	4,500	136,170
BRE Properties, Inc.	2,400	119,976
Camden Property Trust	2,604	180,327
Chimera Investment Corp.	31,640	96,502
DDR Corp. (L)	7,868	137,375
Digital Realty Trust, Inc. (L)	3,941	240,046
Duke Realty Corp.	10,039	166,346
Essex Property Trust, Inc.	1,231	193,439
Federal Realty Investment Trust	1,048	112,922
Hospitality Properties Trust	4,235	123,577
Host Hotels & Resorts, Inc.	22,694	403,726
Kimco Realty Corp.	12,785	283,188
Liberty Property Trust	3,707	150,430
Piedmont Office
Realty Trust, Inc., Class A (L)	5,126	97,343
Plum Creek Timber Company, Inc.	5,053	241,028
Rayonier, Inc. (L)	3,899	216,005
Realty Income Corp. (L)	6,082	276,427
Regency Centers Corp.	1,457	75,181
Senior Housing Properties Trust (L)	5,887	152,179
SL Green Realty Corp.	2,816	244,936
The Macerich Company (L)	4,300	279,113
UDR, Inc.	7,742	188,673
Weingarten Realty Investors (L)	3,605	114,927
WP Carey, Inc.	1,014	68,688

		4,763,602
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	485	44,538
Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	14,813	125,911
New York Community Bancorp, Inc. (L)	13,595	177,823
People’s United Financial, Inc. (L)	10,527	144,852

		448,586

		13,137,608
Health Care - 4.1%
Biotechnology - 0.1%
Quintiles Transnational Holdings, Inc. (I)	800	35,232

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (I)	42,300	$390,852
CareFusion Corp. (I)	6,881	252,877
Hologic, Inc. (I)	8,262	171,437

		815,166
Health Care Providers & Services - 1.2%
Omnicare, Inc.	3,274	150,702
Quest Diagnostics, Inc.	4,970	307,345
Universal Health Services, Inc., Class B	1,420	98,179

		556,226
Pharmaceuticals - 1.0%
Endo Health Solutions, Inc. (I)	3,540	128,502
Hospira, Inc. (I)	5,116	177,423
Warner Chilcott PLC, Class A	6,600	126,720

		432,645

		1,839,269
Industrials - 9.7%
Aerospace & Defense - 1.7%
L-3 Communications Holdings, Inc.	2,828	240,635
Rockwell Collins, Inc. (L)	4,101	265,540
Spirit Aerosystems Holdings, Inc., Class A (I)	2,436	52,642
Textron, Inc.	8,500	229,160

		787,977
Building Products - 0.2%
Masco Corp.	3,898	81,936
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	3,074	133,719
Cintas Corp.	3,227	147,329
Iron Mountain, Inc.	2,232	79,995
Pitney Bowes, Inc. (L)	6,195	90,943

		451,986
Construction & Engineering - 2.3%
Fluor Corp.	5,100	322,370
Jacobs Engineering Group, Inc. (I)	4,083	232,770
KBR, Inc.	4,636	167,360
Quanta Services, Inc. (I)	6,534	185,370
URS Corp.	2,356	114,125

		1,021,995
Electrical Equipment - 0.3%
Hubbell, Inc., Class B	1,615	162,194
Machinery - 3.0%
AGCO Corp.	3,005	166,687
IDEX Corp.	1,318	72,556
Joy Global, Inc.	3,292	178,031
Pentair, Ltd.	6,397	372,561
Snap-on, Inc.	1,804	164,326
SPX Corp.	1,348	106,384
Timken Company	2,490	141,332
Xylem, Inc.	5,862	164,957

		1,366,834
Professional Services - 1.2%
Equifax, Inc.	3,765	229,289
ManpowerGroup, Inc.	2,398	137,333
Towers Watson & Company, Class A	2,096	162,817

		529,439

		4,402,361

134

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 10.0%
Communications Equipment - 0.4%
Harris Corp.	3,517	$176,307
Computers & Peripherals - 2.3%
NCR Corp. (I)	5,100	170,340
Seagate Technology PLC	10,065	433,600
Western Digital Corp.	6,766	428,423

		1,032,363
Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc. (I)	3,240	128,822
Avnet, Inc. (I)	4,253	145,282
Flextronics International, Ltd. (I)	20,465	152,669
Jabil Circuit, Inc.	5,727	114,884
Molex, Inc. (L)	2,088	61,262
Molex, Inc., Class A	2,379	58,428

		661,347
Internet Software & Services - 0.1%
IAC/InterActiveCorp	900	43,632
IT Services - 1.9%
Computer Sciences Corp.	4,809	214,529
Fidelity National Information Services, Inc.	9,137	410,251
SAIC, Inc.	9,102	131,979
Total Systems Services, Inc.	5,254	123,522

		880,281
Semiconductors & Semiconductor Equipment - 3.6%
Atmel Corp. (I)	8,900	70,043
KLA-Tencor Corp.	3,349	188,515
Lam Research Corp. (I)	3,300	154,374
Linear Technology Corp.	7,156	268,350
Marvell Technology Group, Ltd.	14,378	155,858
Maxim Integrated Products, Inc.	9,148	269,775
Microchip Technology, Inc. (L)	6,108	222,820
NVIDIA Corp.	9,556	138,466
ON Semiconductor Corp. (I)	13,643	116,784
Skyworks Solutions, Inc. (I)	2,100	50,106

		1,635,091
Software - 0.2%
Synopsys, Inc. (I)	2,287	83,361

		4,512,382
Materials - 7.4%
Chemicals - 4.2%
Airgas, Inc.	2,081	214,114
Ashland, Inc.	2,339	207,984
Axiall Corp.	1,404	60,583
CF Industries Holdings, Inc.	1,964	375,045
Eastman Chemical Company	4,809	344,901
Huntsman Corp.	6,316	122,846
International Flavors & Fragrances, Inc.	2,524	202,652
Rockwood Holdings, Inc.	2,338	155,851
Sigma-Aldrich Corp. (L)	1,836	153,600
Westlake Chemical Corp.	666	62,204

		1,899,780
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	928	101,180
Containers & Packaging - 1.9%
Aptargroup, Inc. (L)	1,370	77,706
Bemis Company, Inc.	3,158	123,636
MeadWestvaco Corp.	5,411	189,385
Owens-Illinois, Inc. (I)	4,784	131,321

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
Rock-Tenn Company, Class A	744	$73,492
Sealed Air Corp.	5,811	139,580
Sonoco Products Company	3,055	106,986

		842,106
Metals & Mining - 0.9%
Allegheny Technologies, Inc.	3,368	92,856
Cliffs Natural Resources, Inc. (L)	4,647	83,832
Reliance Steel & Aluminum Company	2,341	153,968
United States Steel Corp. (L)	4,436	78,473

		409,129
Paper & Forest Products - 0.2%
Domtar Corp. (L)	1,140	82,616

		3,334,811
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Frontier Communications Corp. (L)	30,530	126,394
Windstream Corp. (L)	18,627	149,575

		275,969
Wireless Telecommunication Services - 0.0%
United States Cellular Corp. (I)	364	14,451

		290,420
Utilities - 10.7%
Electric Utilities - 1.9%
NV Energy, Inc.	7,295	170,995
OGE Energy Corp.	3,085	209,379
Pepco Holdings, Inc.	7,297	151,559
Pinnacle West Capital Corp.	3,407	192,427
Westar Energy, Inc.	4,000	126,880

		851,240
Gas Utilities - 1.9%
AGL Resources, Inc.	3,649	154,462
National Fuel Gas Company	2,254	137,945
ONEOK, Inc.	6,410	289,347
Questar Corp.	5,500	133,705
UGI Corp.	3,455	131,946

		847,405
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	19,905	242,841
NRG Energy, Inc.	3,476	88,708

		331,549
Multi-Utilities - 5.4%
Alliant Energy Corp.	3,422	168,568
Ameren Corp.	7,504	255,436
CenterPoint Energy, Inc.	12,736	295,220
CMS Energy Corp.	8,347	224,952
DTE Energy Company	5,395	359,361
Integrys Energy Group, Inc.	2,426	139,568
MDU Resources Group, Inc.	5,559	143,756
NiSource, Inc.	9,692	278,451
SCANA Corp.	3,860	194,698
TECO Energy, Inc. (L)	6,383	112,405
Wisconsin Energy Corp. (L)	7,216	294,485

		2,466,900
Water Utilities - 0.8%
American Water Works Company, Inc.	5,464	218,232

135

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities (continued)
Aqua America, Inc. (L)	4,272	$132,816

		351,048

		4,848,142

TOTAL COMMON STOCKS (Cost $35,566,022)		$44,182,634

SECURITIES LENDING COLLATERAL - 11.4%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	514,577	5,150,092

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,149,576)		$5,150,092

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.3%
AIM Short-Term Investment Trust, STIC
Prime Portfolio, 0.0300% (Y)	1,030,109	1,030,109
U.S. Government - 0.1%
U.S. Treasury Bill, 0.0200%, 08/08/2013 *	$15,000	$14,999
U.S. Treasury Bill, 0.0350%, 08/08/2013 *	40,000	39,998

		54,997

TOTAL SHORT-TERM INVESTMENTS (Cost $1,085,106)		$1,085,106

Total Investments (Mid Cap Value Index Fund)
(Cost $41,800,704) - 111.5%		$50,417,832
Other assets and liabilities, net - (11.5%)		(5,195,393)

TOTAL NET ASSETS - 100.0%		$45,222,439

Mid Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.3%
Consumer Discretionary - 9.3%
Auto Components - 0.7%
Visteon Corp. (I)	71,500	$4,538,105
Diversified Consumer Services - 1.0%
Apollo Group, Inc., Class A (I)	152,200	3,042,478
Strayer Education, Inc. (L)	68,000	3,637,320

		6,679,798
Hotels, Restaurants & Leisure - 0.5%
International Game Technology	200,700	3,588,516
Leisure Equipment & Products - 1.7%
Hasbro, Inc.	54,100	2,406,368
Mattel, Inc.	168,600	7,544,850
Sankyo Company, Ltd.	37,800	1,663,198

		11,614,416
Media - 3.7%
Cablevision Systems Corp., Class A	427,200	6,459,264
Charter Communications, Inc., Class A (I)	52,735	5,902,101
DreamWorks Animation
SKG, Inc., Class A (I) (L)	227,000	4,980,380
Scholastic Corp.	38,600	1,167,264
The Washington Post Company, Class B	12,600	5,887,098

		24,396,107
Specialty Retail - 1.7%
CarMax, Inc. (I)	63,500	2,969,895

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Gap, Inc.	201,200	$8,158,660

		11,128,555

		61,945,497
Consumer Staples - 9.6%
Beverages - 0.6%
Beam, Inc.	30,200	1,958,168
Brown-Forman Corp., Class B	30,600	2,105,892

		4,064,060
Food & Staples Retailing - 3.3%
Sysco Corp. (L)	262,300	8,865,740
The Kroger Company	392,300	13,208,741

		22,074,481
Food Products - 3.4%
Archer-Daniels-Midland Company	215,300	6,939,119
Flowers Foods, Inc.	166,900	5,569,453
Kellogg Company	83,200	5,162,560
McCormick & Company, Inc. (L)	50,800	3,509,264
Tootsie Roll Industries, Inc. (L)	54,989	1,727,754

		22,908,150
Household Products - 0.6%
The Clorox Company	47,700	3,962,916
Personal Products - 1.7%
Avon Products, Inc.	488,800	11,521,016

		64,530,623
Energy - 9.2%
Energy Equipment & Services - 2.0%
Exterran Holdings, Inc. (I) (L)	431,400	12,476,088
SEACOR Holdings, Inc.	12,200	936,838

		13,412,926
Oil, Gas & Consumable Fuels - 7.2%
CONSOL Energy, Inc.	236,900	8,215,692
Hess Corp.	169,900	11,452,959
Murphy Oil Corp.	26,600	1,684,312
PBF Energy, Inc. (L)	139,200	4,060,464
QEP Resources, Inc.	68,900	1,954,004
Talisman Energy, Inc. (L)	793,900	9,288,649
Valero Energy Corp.	32,600	1,324,538
WPX Energy, Inc. (I) (L)	547,200	10,539,072

		48,519,690

		61,932,616
Financials - 24.4%
Capital Markets - 6.8%
E*TRADE Financial Corp. (I)	903,710	10,510,147
Federated Investors, Inc., Class B (L)	31,600	874,372
Greenhill & Company, Inc.	18,800	936,428
Lazard, Ltd., Class A (L)	319,700	10,831,436
Legg Mason, Inc. (L)	180,700	6,331,728
Northern Trust Corp.	281,100	16,345,965

		45,830,076
Commercial Banks - 5.2%
BankUnited, Inc.	87,600	2,153,208
CIT Group, Inc. (I)	255,700	11,782,656
Commerce Bancshares, Inc.	51,566	2,244,152
First Horizon National Corp. (L)	750,358	8,614,110
M&T Bank Corp. (L)	13,900	1,458,110
SunTrust Banks, Inc.	124,800	4,004,832

136

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Westamerica Bancorp. (L)	98,900	$4,453,467

		34,710,535
Diversified Financial Services - 0.1%
Groupe Bruxelles Lambert SA	6,569	517,418
Insurance - 8.6%
Axis Capital Holdings, Ltd.	37,700	1,642,212
CNA Financial Corp.	111,700	3,816,789
Enstar Group, Ltd. (I)	7,600	959,652
Fidelity National Financial, Inc., Class A	247,200	6,503,832
First American Financial Corp.	305,400	7,292,952
Kemper Corp.	146,900	5,015,166
Loews Corp.	116,900	5,356,358
Marsh & McLennan Companies, Inc.	242,800	9,716,856
OneBeacon Insurance Group, Ltd., Class A	120,000	1,706,400
The Progressive Corp.	233,700	5,957,013
White Mountains Insurance Group, Ltd.	16,200	9,576,954

		57,544,184
Real Estate Investment Trusts - 2.2%
Cousins Properties, Inc.	117,048	1,207,935
General Growth Properties, Inc.	40,747	836,536
Vornado Realty Trust	28,600	2,286,570
Weingarten Realty Investors	102,900	3,280,452
Weyerhaeuser Company	235,097	7,010,593

		14,622,086
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc., Class A (I)	107,200	2,011,072
The Howard Hughes Corp. (I)	12,798	1,274,681
The St. Joe Company (I) (L)	141,000	2,879,220

		6,164,973
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	324,512	3,851,957

		163,241,229
Health Care - 7.2%
Health Care Equipment & Supplies - 0.5%
Wright Medical Group, Inc. (I)	84,700	2,120,041
Zimmer Holdings, Inc.	15,600	1,224,756

		3,344,797
Health Care Providers & Services - 3.0%
HealthSouth Corp. (I)	265,500	7,776,495
Kindred Healthcare, Inc. (I)	190,000	2,565,000
Quest Diagnostics, Inc. (L)	50,700	3,135,288
Select Medical Holdings Corp.	334,500	2,642,550
Tenet Healthcare Corp. (I)	83,625	3,961,316

		20,080,649
Life Sciences Tools & Services - 1.3%
Life Technologies Corp. (I)	122,100	9,047,610
Pharmaceuticals - 2.4%
Forest Laboratories, Inc. (I)	151,900	6,038,025
Hospira, Inc. (I)	285,600	9,904,608

		15,942,633

		48,415,689
Industrials - 8.5%
Aerospace & Defense - 2.1%
Raytheon Company	63,500	4,231,640
Textron, Inc.	366,700	9,886,232

		14,117,872

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (L)	49,800	$2,823,162
Airlines - 2.3%
Southwest Airlines Company	1,109,900	15,727,283
Commercial Services & Supplies - 0.9%
Cintas Corp.	131,800	6,017,329
Electrical Equipment - 0.5%
The Babcock & Wilcox Company	114,200	3,389,456
Machinery - 0.7%
Ingersoll-Rand PLC	78,700	4,527,611
Professional Services - 1.6%
ManpowerGroup, Inc.	182,100	10,428,867

		57,031,580
Information Technology - 7.7%
Communications Equipment - 0.8%
ADTRAN, Inc. (L)	154,700	3,576,664
Tellabs, Inc.	847,800	1,754,946

		5,331,610
Electronic Equipment, Instruments & Components - 1.5%
AVX Corp.	164,300	1,968,314
Molex, Inc., Class A	333,200	8,183,392

		10,151,706
IT Services - 1.9%
Automatic Data Processing, Inc.	9,900	680,328
CoreLogic, Inc. (I)	116,200	3,044,440
Lender Processing Services, Inc.	277,000	9,165,930

		12,890,698
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	719,400	10,934,880
ASML Holding NV, ADR (L)	28,476	2,314,245
Marvell Technology Group, Ltd.	297,200	3,221,648
ON Semiconductor Corp. (I)	414,100	3,544,696

		20,015,469
Software - 0.5%
Electronic Arts, Inc. (I)	49,300	1,133,407
FactSet Research Systems, Inc. (L)	19,000	1,865,610

		2,999,017

		51,388,500
Materials - 8.0%
Chemicals - 1.8%
International Flavors & Fragrances, Inc.	77,900	6,254,591
The Scotts Miracle-Gro Company, Class A (L)	118,600	5,606,222

		11,860,813
Construction Materials - 1.0%
Vulcan Materials Company	129,100	6,917,178
Containers & Packaging - 2.3%
MeadWestvaco Corp.	193,700	6,779,500
Packaging Corp. of America	171,400	8,398,600

		15,178,100
Metals & Mining - 2.9%
AngloGold Ashanti, Ltd., ADR	128,800	2,336,432
Franco-Nevada Corp. (L)	109,100	4,552,367
Gold Fields, Ltd., ADR	399,500	2,424,965
Lonmin PLC (I) (L)	389,049	1,735,777
Newmont Mining Corp.	192,100	6,585,188

137

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Nucor Corp.	49,300	$2,194,343

		19,829,072

		53,785,163
Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	236,342	5,494,952
Utilities - 8.6%
Electric Utilities - 4.0%
American Electric Power Company, Inc.	104,600	4,792,772
Duke Energy Corp.	33,299	2,228,702
Entergy Corp.	41,200	2,837,856
FirstEnergy Corp.	186,854	7,289,175
Pepco Holdings, Inc.	98,300	2,041,691
PPL Corp.	241,600	7,175,520

		26,365,716
Independent Power Producers & Energy Traders - 3.8%
Calpine Corp. (I)	348,400	7,076,004
Dynegy, Inc. (I) (L)	245,000	5,970,650
NRG Energy, Inc.	494,919	12,630,333

		25,676,987
Multi-Utilities - 0.8%
NiSource, Inc.	134,500	3,864,185
TECO Energy, Inc.	92,800	1,634,208

		5,498,393

		57,541,096

TOTAL COMMON STOCKS (Cost $474,278,753)		$625,306,945

CONVERTIBLE BONDS - 0.5%
Financials - 0.1%
Radian Group, Inc. 2.250%, 03/01/2019	$534,000	$747,600
Materials - 0.4%
Alcoa, Inc. 5.250%, 03/15/2014	1,975,000	2,693,406

TOTAL CONVERTIBLE BONDS (Cost $3,574,046)		$3,441,006

SECURITIES LENDING COLLATERAL - 10.2%
John Hancock Collateral
Investment Trust, 0.2184% (W) (Y)	6,829,677	68,354,140

TOTAL SECURITIES LENDING
COLLATERAL (Cost $68,353,733)		$68,354,140

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,326,425	1,326,425
T. Rowe Price Reserve Investment
Fund, 0.0578% (Y)	38,891,874	38,891,874

		40,218,299

TOTAL SHORT-TERM INVESTMENTS (Cost $40,218,299)		$40,218,299

Total Investments (Mid Value Fund)
(Cost $586,424,831) - 110.0%		$737,320,390
Other assets and liabilities, net - (10.0%)		(67,255,568)

TOTAL NET ASSETS - 100.0%		$670,064,822

Mutual Shares Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 84.2%
Consumer Discretionary - 7.8%
Automobiles - 1.1%
General Motors Company (I)(L)	130,730	$4,430,436
Media - 5.9%
British Sky Broadcasting Group PLC	283,434	3,357,003
Comcast Corp., Special Class A	23,787	922,936
News Corp., Class B	251,827	8,118,902
Reed Elsevier PLC	460,430	5,158,696
Time Warner Cable, Inc.	43,644	4,168,438
Tribune Company (I)	27,592	1,565,846
Tribune Company, Class B (I)	16,918	947,408

		24,239,229
Multiline Retail - 0.8%
Kohl’s Corp.	62,420	3,209,012

		31,878,677
Consumer Staples - 14.0%
Beverages - 2.0%
Coca-Cola Enterprises, Inc.	74,025	2,750,769
Dr. Pepper Snapple Group, Inc.	55,798	2,565,592
Pernod-Ricard SA	24,989	3,000,832

		8,317,193
Food & Staples Retailing - 5.3%
CVS Caremark Corp.	152,148	8,760,682
The Kroger Company	190,179	6,403,327
Wal-Mart Stores, Inc.	26,513	1,984,233
Walgreen Company	91,620	4,375,771

		21,524,013
Personal Products - 0.9%
Avon Products, Inc.	160,190	3,775,678
Tobacco - 5.8%
Altria Group, Inc.	113,988	4,114,967
British American Tobacco PLC	135,920	7,464,891
Imperial Tobacco Group PLC (I)	160,902	5,762,136
Lorillard, Inc. (L)	93,963	3,987,790
Philip Morris International, Inc.	27,083	2,462,116

		23,791,900

		57,408,784
Energy - 11.3%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	93,569	4,255,518
Ensco PLC, Class A	32,528	1,957,210
Transocean, Ltd.	91,048	4,573,341

		10,786,069
Oil, Gas & Consumable Fuels - 8.7%
Apache Corp.	73,070	6,001,239
BG Group PLC	171,686	3,124,660
BP PLC	440,386	3,152,207
CONSOL Energy, Inc.	124,220	4,307,950
Marathon Oil Corp.	199,465	6,859,601
Murphy Oil Corp.	45,690	2,893,091
Petroleo Brasileiro SA, ADR	108,511	1,928,240
Royal Dutch Shell PLC, A Shares	193,599	6,447,167
WPX Energy, Inc. (I)	34,882	671,827

		35,385,982

		46,172,051

138

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 16.0%
Capital Markets - 1.0%
Morgan Stanley	159,906	$4,141,565
Commercial Banks - 3.5%
CIT Group, Inc. (I)	54,839	2,526,981
Columbia Banking System, Inc.	13,002	283,964
KB Financial Group, Inc.	40,628	1,317,354
PNC Financial Services Group, Inc.	101,722	7,287,364
Societe Generale SA	14,305	567,107
SunTrust Banks, Inc.	2,969	95,275
Wells Fargo & Company	60,571	2,456,154

		14,534,199
Diversified Financial Services - 3.4%
Citigroup, Inc.	96,249	5,003,986
ING Groep NV, ADR (I)	302,874	2,831,686
JPMorgan Chase & Company	59,530	3,249,743
NYSE Euronext	66,378	2,670,387

		13,755,802
Insurance - 7.9%
ACE, Ltd.	67,299	6,035,374
Alleghany Corp. (I)	10,920	4,258,800
American International Group, Inc. (I)	197,529	8,782,139
MetLife, Inc.	107,000	4,730,470
White Mountains Insurance Group, Ltd.	9,814	5,801,742
Zurich Insurance Group AG (I)	9,768	2,582,604

		32,191,129
Real Estate Management & Development - 0.2%
Forestar Group, Inc. (I)(L)	37,350	861,665

		65,484,360
Health Care - 10.5%
Health Care Equipment & Supplies - 2.3%
Medtronic, Inc.	154,000	7,855,540
Stryker Corp.	23,585	1,565,808

		9,421,348
Health Care Providers & Services - 2.6%
CIGNA Corp.	98,579	6,693,514
UnitedHealth Group, Inc.	4,558	285,468
WellPoint, Inc.	45,030	3,465,959

		10,444,941
Pharmaceuticals - 5.6%
Eli Lilly & Company	31,611	1,680,441
Hospira, Inc. (I)	50,064	1,736,220
Merck & Company, Inc. (L)	262,430	12,255,481
Pfizer, Inc.	123,198	3,354,682
Teva Pharmaceutical Industries, Ltd., ADR	106,126	4,054,013

		23,080,837

		42,947,126
Industrials - 3.9%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	62,946	3,475,878
Raytheon Company	36,341	2,421,764

		5,897,642
Machinery - 1.6%
Caterpillar, Inc.	14,465	1,241,097
Fiat Industrial SpA	55,196	634,370
Oshkosh Corp. (I)	62,656	2,494,962

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	25,767	$2,041,262

		6,411,691
Marine - 0.9%
AP Moller - Maersk A/S, Series B	550	3,914,565

		16,223,898
Information Technology - 11.4%
Communications Equipment - 1.4%
Cisco Systems, Inc.	232,570	5,600,286
Computers & Peripherals - 3.8%
Apple, Inc.	18,470	8,305,590
Dell, Inc.	243,477	3,250,418
Hewlett-Packard Company	161,110	3,934,306

		15,490,314
Electronic Equipment, Instruments & Components - 0.9%
TE Connectivity, Ltd.	82,654	3,669,011
Internet Software & Services - 0.5%
Google, Inc., Class A (I)	2,416	2,102,911
Office Electronics - 1.2%
Xerox Corp.	557,663	4,901,858
Software - 3.6%
Microsoft Corp.	321,921	11,228,604
Symantec Corp.	166,893	3,736,734

		14,965,338

		46,729,718
Materials - 5.1%
Chemicals - 0.4%
Linde AG (I)(L)	7,549	1,448,825
Metals & Mining - 2.5%
Anglo American PLC	87,810	1,990,278
Freeport-McMoRan Copper & Gold, Inc.	190,165	5,904,610
ThyssenKrupp AG (I)	117,220	2,351,319

		10,246,207
Paper & Forest Products - 2.2%
Domtar Corp.	16,676	1,208,510
International Paper Company	105,332	4,861,072
MeadWestvaco Corp.	85,146	2,980,110

		9,049,692

		20,744,724
Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Vodafone Group PLC	2,509,064	7,271,160
Utilities - 2.4%
Electric Utilities - 1.0%
Entergy Corp.	25,024	1,723,653
Exelon Corp.	82,399	2,582,385

		4,306,038
Independent Power Producers & Energy Traders - 0.9%
NRG Energy, Inc.	139,938	3,571,218
Multi-Utilities - 0.5%
GDF Suez	96,066	1,937,609

		9,814,865

TOTAL COMMON STOCKS (Cost $272,193,295)		$344,675,363

139

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 2.1%
Consumer Discretionary - 0.2%
Clear Channel Communications Inc
9.000%, 12/15/2019 (S)	$672,000	$675,360
Energy - 0.1%
Energy Future Intermediate Holding
Company LLC 11.000%, 10/01/2021	396,000	437,580
Industrials - 0.8%
American Airlines 2011-2 Class A Pass
Through Trust 8.625%, 10/15/2021	241,146	254,409
American Airlines Pass
Through Trust 2009-1A
10.375%, 07/02/2019	57,219	60,223
American Airlines, Inc.
7.500%, 03/15/2016 (H)(S)	2,653,000	3,077,480
13.000%, 08/01/2016	21,865	23,505

		3,415,617
Information Technology - 0.1%
Avaya, Inc.
7.000%, 04/01/2019 (S)	106,000	98,845
10.500%, 03/01/2021 (S)	553,000	464,520

		563,365
Telecommunication Services - 0.1%
Wind Acquisition Finance SA
11.750%, 07/15/2017 (S)	292,000	368,527
Utilities - 0.8%
Texas Competitive Electric Holdings
Company LLC 11.500%, 10/01/2020 (S)	3,500,000	2,747,500
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	2,735,000	335,038

		3,082,538

TOTAL CORPORATE BONDS (Cost $7,466,721)		$8,542,987

TERM LOANS (M) - 2.4%
Consumer Discretionary - 1.0%
Cengage Learning Acquisitions, Inc.
2.700%, 07/03/2014	1,528,683	1,207,022
Clear Channel Communications, Inc.
3.844%, 01/29/2016	3,036,430	2,798,845
Information Technology - 0.2%
Avaya, Inc.
TBD 10/26/2017 (T)	638,000	571,409
TBD 03/31/2018 (T)	309,000	296,254

		867,663
Utilities - 1.2%
Texas Competitive Electric Holdings
Company LLC
4.724%, 10/10/2017	7,000,000	5,068,441

TOTAL TERM LOANS (Cost $9,001,445)		$9,941,971

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	1,590,684	$15,920,205

TOTAL SECURITIES LENDING
COLLATERAL (Cost $15,920,641)		$15,920,205

Mutual Shares Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 10.9%
U.S. Government - 8.2%
U.S. Treasury Bill
0.012%, 06/13/2013 *	$4,000,000	$3,999,980
0.026%, 07/18/2013 *	2,500,000	2,499,923
0.028%, 07/25/2013 *	2,000,000	1,999,920
0.039%, 08/08/2013 *	4,000,000	3,999,800
0.046%, 08/15/2013 *	2,000,000	1,999,888
0.058%, 09/05/2013 *	3,000,000	2,999,667
0.061%, 08/29/2013 *	3,000,000	2,999,745
0.062%, 09/12/2013 *	3,000,000	2,999,580
0.062%, 10/24/2013 *	2,500,000	2,499,380
0.062%, 11/07/2013 *	1,500,000	1,499,576
0.064%, 09/19/2013 *	2,000,000	1,999,716
0.065%, 10/17/2013 *	2,000,000	1,999,546
0.066%, 09/26/2013 *	2,400,000	2,399,654

		33,896,375
Repurchase Agreement - 2.7%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $ 11,000,009 on 06/03/2013,
collateralized by $11,520,000 Federal Home
Loan Mortgage Corp., 2.060% due
10/17/2022 (valued at $ 11,224,719,
including interest)	11,000,000	11,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $44,891,982)		$44,896,375

Total Investments (Mutual Shares Fund)
(Cost $349,474,084) - 103.5%		$423,976,901
Other assets and liabilities, net - (3.5%)		(14,524,145)

TOTAL NET ASSETS - 100.0%		$409,452,756

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.3%
Consumer Discretionary - 2.5%
Hotels, Restaurants & Leisure - 2.5%
Marriott International, Inc., Class A	39,373	$1,654,060
Starwood Hotels & Resorts Worldwide, Inc.	56,500	3,858,950

		5,513,010

		5,513,010
Financials - 90.8%
Real Estate Investment Trusts - 90.8%
Diversified REITs - 4.4%
PS Business Parks, Inc.	31,300	2,388,502
Vornado Realty Trust	91,474	7,313,346

		9,701,848
Industrial REITs - 8.1%
DCT Industrial Trust, Inc. (L)	531,600	3,923,208
EastGroup Properties, Inc.	47,600	2,797,452
Prologis, Inc.	251,244	10,125,133
Terreno Realty Corp.	59,600	1,134,188

		17,979,981
Office REITs - 14.7%
Alexandria Real Estate Equities, Inc.	42,900	2,938,650
Boston Properties, Inc.	66,750	7,114,215

140

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Office REITs (continued)
Douglas Emmett, Inc.	217,000	$5,531,330
Highwoods Properties, Inc. (L)	114,600	4,173,732
Kilroy Realty Corp. (L)	105,200	5,566,132
SL Green Realty Corp. (L)	83,400	7,254,132

		32,578,191
Residential REITs - 18.2%
American Campus Communities, Inc.	40,800	1,665,864
AvalonBay Communities, Inc.	74,416	9,872,027
BRE Properties, Inc.	104,240	5,210,958
Camden Property Trust	92,000	6,371,000
Equity Residential	173,550	9,814,253
Essex Property Trust, Inc. (L)	40,600	6,379,884
Post Properties, Inc.	20,100	960,780

		40,274,766
Retail REITs - 33.4%
Acadia Realty Trust	64,400	1,669,248
CBL & Associates Properties, Inc.	146,614	3,370,656
Equity One, Inc. (L)	69,600	1,623,768
Federal Realty Investment Trust	69,880	7,529,570
General Growth Properties, Inc.	355,994	7,308,557
Kimco Realty Corp.	280,800	6,219,720
Regency Centers Corp.	111,150	5,735,340
Simon Property Group, Inc.	138,700	23,085,228
Taubman Centers, Inc.	44,900	3,618,042
The Macerich Company (L)	137,112	8,899,940
Weingarten Realty Investors (L)	146,200	4,660,856

		73,720,925
Specialized REITs - 12.0%
Healthcare Realty Trust, Inc.	169,500	4,510,395
Host Hotels & Resorts, Inc. (L)	295,062	5,249,153
Pebblebrook Hotel Trust	95,800	2,513,792
Plum Creek Timber Company, Inc. (L)	70,800	3,377,160
Public Storage	71,000	10,777,800

		26,428,300

		200,684,011

TOTAL COMMON STOCKS (Cost $93,335,394)		$206,197,021

CONVERTIBLE BONDS - 1.1%
Financials - 1.1%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$2,173,000	$2,489,443

TOTAL CONVERTIBLE BONDS (Cost $2,125,320)		$2,489,443

SECURITIES LENDING COLLATERAL - 11.2%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	2,472,315	24,743,916

TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,734,348)		$24,743,916

SHORT-TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	802,490	802,490

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
T. Rowe Price Reserve Investment
Fund, 0.0578% (Y)	11,639,382	$11,639,382

		12,441,872

TOTAL SHORT-TERM INVESTMENTS (Cost $12,441,872)		$12,441,872

Total Investments (Real Estate Equity Fund)
(Cost $132,636,934) - 111.2%		$245,872,252
Other assets and liabilities, net - (11.2%)		(24,839,595)

TOTAL NET ASSETS - 100.0%		$221,032,657

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.2%
Financials - 99.2%
Real Estate Investment Trusts - 99.2%
Diversified REITs - 9.3%
American Assets Trust, Inc.	95,376	$3,071,107
Duke Realty Corp. (L)	1,054,538	17,473,695
Liberty Property Trust	215,371	8,739,755
PS Business Parks, Inc.	61,194	4,669,714
Vornado Realty Trust	258,013	20,628,139

		54,582,410
Industrial REITs - 2.9%
DCT Industrial Trust, Inc.	378,200	2,791,116
Prologis, Inc.	347,792	14,016,018

		16,807,134
Office REITs - 12.2%
Boston Properties, Inc.	309,438	32,979,902
Digital Realty Trust, Inc. (L)	156,497	9,532,232
Douglas Emmett, Inc.	572,857	14,602,125
DuPont Fabros Technology, Inc. (L)	613,741	14,870,944

		71,985,203
Residential REITs - 21.1%
American Campus Communities, Inc. (L)	333,830	13,630,279
Associated Estates Realty Corp.	17,494	287,426
AvalonBay Communities, Inc.	258,760	34,327,102
Camden Property Trust	222,609	15,415,673
Equity Residential	449,153	25,399,602
Home Properties, Inc.	50,326	3,058,311
Post Properties, Inc.	304,218	14,541,620
Spirit Realty Capital, Inc.	284,212	5,704,135
UDR, Inc. (L)	469,915	11,451,829

		123,815,977
Retail REITs - 27.1%
Acadia Realty Trust	248,329	6,436,688
Alexander’s, Inc.	11,304	3,440,825
CBL & Associates Properties, Inc.	346,454	7,964,977
DDR Corp. (L)	437,588	7,640,286
Federal Realty Investment Trust	110,386	11,894,092
General Growth Properties, Inc.	76,126	1,562,867
Glimcher Realty Trust	1,103,679	12,890,971
National Retail Properties, Inc. (L)	234,127	8,398,135
Regency Centers Corp.	266,613	13,757,231
Simon Property Group, Inc.	411,834	68,545,651

141

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail REITs (continued)
Taubman Centers, Inc.	195,003	$15,713,342
Weingarten Realty Investors	32,598	1,039,224

		159,284,289
Specialized REITs - 26.6%
DiamondRock Hospitality Company	902,072	8,578,705
Health Care REIT, Inc. (L)	284,634	19,363,651
Healthcare Realty Trust, Inc.	649,442	17,281,652
Host Hotels & Resorts, Inc. (L)	418,604	7,446,965
LaSalle Hotel Properties (L)	384,038	10,138,603
LTC Properties, Inc.	136,203	5,667,407
Medical Properties Trust, Inc. (L)	225,563	3,347,355
Pebblebrook Hotel Trust	206,703	5,423,887
Public Storage	222,943	33,842,747
Sunstone Hotel Investors, Inc. (I)	789,440	9,520,646
Ventas, Inc.	499,450	35,645,747

		156,257,365

TOTAL COMMON STOCKS (Cost $482,321,816)		$582,732,378

SECURITIES LENDING COLLATERAL - 10.7%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	6,265,760	62,710,230

TOTAL SECURITIES LENDING
COLLATERAL (Cost $62,700,776)		$62,710,230

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $5,438,005 on 06/03/2013,
collateralized by $5,575,000 U.S. Treasury
Notes, 0.625% due 05/31/2017 (valued at
$5,547,560, including interest)	$5,438,000	$5,438,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,438,000)		$5,438,000

Total Investments (Real Estate Securities Fund)
(Cost $550,460,592) - 110.8%		$650,880,608
Other assets and liabilities, net - (10.8%)		(63,422,263)

TOTAL NET ASSETS - 100.0%		$587,458,345

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 93.6%
U.S. Government - 92.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023	$88,876,614	$91,315,273
0.125%, 07/15/2022 (D)	78,841,687	81,428,640
0.500%, 04/15/2015	10,310,592	10,607,022
0.625%, 07/15/2021 to 02/15/2043	43,703,407	45,420,243
0.750%, 02/15/2042	4,377,755	4,176,308
1.125%, 01/15/2021	21,067,200	23,629,835
1.250%, 04/15/2014 to 07/15/2020	23,732,220	26,785,103
1.375%, 07/15/2018 to 01/15/2020	28,896,346	32,584,113
1.625%, 01/15/2015 to 01/15/2018	13,346,847	14,069,534
1.750%, 01/15/2028	17,109,554	20,436,558
1.875%, 07/15/2013 (D)	43,847,542	43,916,032

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
1.875%, 07/15/2015 to 07/15/2019		$13,110,560	$15,166,039
2.000%, 01/15/2014 to 01/15/2026		60,677,158	67,186,786
2.125%, 02/15/2040		2,046,053	2,671,697
2.375%, 01/15/2025 to 01/15/2027		34,917,718	44,346,290
2.500%, 01/15/2029		15,285,669	20,042,141
2.625%, 07/15/2017		11,567,106	13,394,350
3.375%, 04/15/2032		7,080,966	10,615,919
3.875%, 04/15/2029 (D)(F)		52,633,480	80,447,011
U.S. Treasury Notes
0.250%, 03/31/2014
to 05/31/2014 (D)(F)		727,000	727,668
2.000%, 02/15/2023		4,000,000	3,965,624

			652,932,186
U.S. Government Agency - 0.9%
Federal National Mortgage Association
1.374%, 10/01/2044 (P)		42,458	43,106
3.000%, TBA (C)		4,000,000	4,028,052
3.000%, TBA (C)		2,000,000	2,008,479

			6,079,637

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $664,304,016)			$659,011,823

FOREIGN GOVERNMENT
OBLIGATIONS - 3.9%
Australia - 1.0%
Commonwealth of Australia
2.500%, 09/20/2030	AUD	200,000	247,107
New South Wales Treasury Corp.
2.750%, 11/20/2025		5,700,000	7,139,913

			7,387,020
Canada - 0.4%
Government of Canada
4.250%, 12/01/2021	CAD	1,923,051	2,502,888
Germany - 1.5%
Federal Republic of Germany
0.750%, 04/15/2018	EUR	7,416,920	10,315,160
Italy - 0.6%
Republic of Italy
1.700%, 09/15/2018		705,537	906,476
2.100%, 09/15/2016		2,508,179	3,320,836

			4,227,312
United Kingdom - 0.4%
Government of United Kingdom
2.500%, 07/26/2016	GBP	600,000	3,160,608

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $27,992,031)			$27,592,988

CORPORATE BONDS - 1.9%
Consumer Discretionary - 0.5%
Hyundai Capital Services, Inc.
4.375%, 07/27/2016 (S)		$1,000,000	1,072,674
Pearson Dollar Finance PLC
5.700%, 06/01/2014 (S)		2,500,000	2,586,875

			3,659,549

142

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 0.2%
AK Transneft OJSC
7.700%, 08/07/2013 (S)		$1,300,000	$1,309,747
Financials - 0.6%
Dexia Credit Local SA
1.650%, 09/12/2013		1,400,000	1,405,600
ICICI Bank, Ltd.
2.023%, 02/24/2014 (P)(S)		1,000,000	1,002,238
Intesa Sanpaolo SpA
3.125%, 01/15/2016		600,000	596,849
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	12,341
7.000%, 09/27/2027		$300,000	75,000
SLM Corp.
3.624%, 02/01/2014 (P)		13,000	13,050
5.050%, 11/14/2014		1,000,000	1,037,503

			4,142,581
Health Care - 0.0%
Cardinal Health, Inc.
6.000%, 06/15/2017		95,000	109,682
Industrials - 0.2%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,102,472
Information Technology - 0.2%
NXP BV
2.961%, 10/15/2013 (P)	EUR	1,156,445	1,503,089
Materials - 0.2%
RPM International, Inc.
6.500%, 02/15/2018		$1,000,000	1,166,539

TOTAL CORPORATE BONDS (Cost $12,523,927)			$12,993,659

MUNICIPAL BONDS - 0.2%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		930,000	857,321
Tobacco Settlement Financing Corp. of
New Jersey 5.000%, 06/01/2041		900,000	795,249

TOTAL MUNICIPAL BONDS (Cost $1,665,332)			$1,652,570

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.0%
Commercial & Residential - 2.6%
Banc of America
Commercial Mortgage, Inc.
Series 2007-3 A2FL,
0.369%, 06/10/2049 (P)(S)		14,142	14,127
Series 2007-3 A2,
5.620%, 06/10/2049 (P)		14,142	14,156
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.499%, 11/15/2015 (P)(S)		2,781,059	2,782,530
Banc of America Mortgage
Securities, Inc., Series 2005-A,
Class 2A2 2.945%, 02/25/2035 (P)		520,240	522,477
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2005-5, Class A1,
2.240%, 08/25/2035 (P)		206,931	213,819
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)		373,313	376,560
Series 2003-3, Class 3A2,
2.513%, 05/25/2033 (P)		79,372	80,554

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2005-2, Class A1,
2.600%, 03/25/2035 (P)		$667,379	$674,319
Series 2005-2, Class A2,
2.793%, 03/25/2035 (P)		185,078	187,263
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		444,887	461,476
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A3,
1.940%, 09/25/2035 (P)		60,656	61,123
Series 2005-6, Class A1,
2.270%, 09/25/2035 (P)		274,744	275,706
Series 2005-6, Class A2,
2.290%, 09/25/2035 (P)		284,412	283,360
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		48,575	48,264
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.703%, 04/19/2034 (P)		7,509,019	7,466,187
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.990%, 07/25/2035 (P)		458,875	467,412
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.593%, 03/25/2036 (P)		660,317	153,906
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.861%, 05/25/2036 (P)		1,330,354	1,193,061
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.373%, 06/25/2046 (P)		1,062,008	514,599
Swan Trust, Series 2010-1, Class A
4.110%, 04/25/2041 (P)	AUD	1,200,454	1,134,996
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.604%, 03/25/2037 (P)		$818,827	779,063
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		732,472	417,376
U.S. Government Agency - 0.4%
Federal National Mortgage Association
Series 2007-63, Class FC,
0.543%, 07/25/2037 (P)		2,773,085	2,781,793
Series 2003-34, Class A1,
6.000%, 04/25/2043		13,695	15,921
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		17,353	20,102
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		98,605	114,272

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $20,533,279)			$21,054,422

ASSET BACKED SECURITIES - 2.9%
AMMC CDO, Series 2005-5A, Class A1A
0.515%, 08/08/2017 (P)(S)		853,293	851,879
ARES CLO Funds, Series 2006-6RA,
Class A1B
0.508%, 03/12/2018 (P)(S)		1,031,557	1,029,825

143

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.393%, 10/25/2035 (P)		$113,113	$111,870
Citibank Omni Master Trust,
Series 2009-A14A, Class A14
2.949%, 08/15/2018 (P)(S)		4,800,000	4,943,952
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		686,198	466,725
Duane Street CLO, Series 2005-1A,
Class A2
0.525%, 11/08/2017 (P)(S)		45,593	45,486
Harvest CLO SA, Series IX, Class A1
0.825%, 03/29/2017 (P)	EUR	76,195	98,498
Magnolia Funding, Ltd., Series 2010-1A,
Class A1
0.578%, 04/11/2021 (P)(S)		482,264	608,844
SLM Student Loan Trust, Series 2008-9,
Class A
1.776%, 04/25/2023 (P)		$11,283,816	11,744,500
Wood Street CLO BV, Series II-A,
Class A1
0.587%, 03/29/2021 (P)(S)	EUR	251,599	320,995

TOTAL ASSET BACKED SECURITIES (Cost $19,967,247)			$20,222,574

PURCHASED OPTIONS - 0.0%
Put Options - 0.0%
Over the Counter USD Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and pay a
fixed rate of 3.875% (Expiration Date:
04/14/2014; Strike Price: $3.87,
Counterparty: Deutsche Bank AG) (I)		4,000,000	105,800
Call Options - 0.0%
Over the Counter Purchase Call on the
USD vs. JPY (Expiration Date:
09/26/2013: Strike Price: $99.00,
Counterparty: JP Morgan
Chase Bank) (I)		2,000,000	75,380
Over the Counter Purchase Call on the
USD vs. JPY (Expiration Date:
09/27/2013: Strike Price: $99.00,
Counterparty: Bank of
America N.A.) (I)		2,400,000	90,456

			165,836

TOTAL PURCHASED OPTIONS (Cost $277,100)			$271,636

SHORT-TERM INVESTMENTS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Bill
0.119%, 03/06/2014 (D)*		$23,000	$22,979
0.133%, 02/06/2014 (D)*		1,438,000	1,436,967

			1,459,946

TOTAL SHORT-TERM INVESTMENTS (Cost $1,459,960)			$1,459,946

Total Investments (Real Return Bond Fund)
(Cost $748,722,892) - 105.7%			$744,259,618
Other assets and liabilities, net - (5.7%)			(39,838,666)

TOTAL NET ASSETS - 100.0%			$704,420,952

Redwood Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 81.9%
Consumer Discretionary - 11.2%
Diversified Consumer Services - 1.2%
Weight Watchers International, Inc. (D)	137,800	$6,318,130
Hotels, Restaurants & Leisure - 4.5%
Las Vegas Sands Corp. (D)	299,800	17,358,420
Yum! Brands, Inc. (D)	77,400	5,243,850

		22,602,270
Household Durables - 1.2%
Lennar Corp., Class A (D)	150,400	5,913,728
Media - 2.6%
CBS Corp., Class B (D)	264,000	13,068,000
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc. (D)	149,000	8,680,740

		56,582,868
Consumer Staples - 7.5%
Beverages - 1.7%
Monster Beverage Corp. (D)(I)	156,400	8,537,876
Food & Staples Retailing - 1.4%
Whole Foods Market, Inc. (D)	130,600	6,772,916
Food Products - 2.3%
Mead Johnson Nutrition Company	142,700	11,568,689
Personal Products - 2.1%
The Estee Lauder
Companies, Inc., Class A (D)	157,600	10,682,128

		37,561,609
Energy - 9.3%
Energy Equipment & Services - 3.9%
Cameron International Corp. (D)(I)	170,400	10,372,248
Schlumberger, Ltd. (D)	124,900	9,121,447

		19,493,695
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp. (D)	117,500	10,277,725
CONSOL Energy, Inc. (D)	165,000	5,722,200
EOG Resources, Inc. (D)	87,300	11,270,430

		27,270,355

		46,764,050
Financials - 7.3%
Commercial Banks - 2.4%
Comerica, Inc. (D)	301,700	11,914,133
Diversified Financial Services - 4.9%
Citigroup, Inc. (D)	368,600	19,163,514
JPMorgan Chase & Company (D)	105,000	5,731,950

		24,895,464

		36,809,597
Health Care - 16.3%
Health Care Equipment & Supplies - 2.8%
Edwards Lifesciences Corp. (I)	137,400	9,131,604
Thoratec Corp. (D)(I)	168,300	5,245,911

		14,377,515
Health Care Providers & Services - 11.4%
Aetna, Inc. (D)	286,700	17,310,946
Express Scripts Holding Company (D)(I)	159,300	9,895,716
HCA Holdings, Inc. (D)	423,400	16,538,004
UnitedHealth Group, Inc. (D)	219,200	13,728,496

		57,473,162

144

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 2.1%
Allergan, Inc. (D)	104,600	$10,406,654

		82,257,331
Industrials - 11.3%
Aerospace & Defense - 1.7%
The Boeing Company (D)	86,700	8,585,034
Air Freight & Logistics - 1.9%
Expeditors International
of Washington, Inc. (D)	243,800	9,515,514
Building Products - 2.0%
Owens Corning, Inc. (D)(I)	228,500	9,985,450
Industrial Conglomerates - 2.3%
Danaher Corp. (D)	187,700	11,603,614
Machinery - 1.3%
Deere & Company (D)	73,500	6,402,585
Trading Companies & Distributors - 2.1%
United Rentals, Inc. (D)(I)	188,400	10,708,656

		56,800,853
Information Technology - 17.7%
Communications Equipment - 2.3%
F5 Networks, Inc. (D)(I)	64,600	5,375,366
Juniper Networks, Inc. (D)(I)	346,600	6,145,218

		11,520,584
Computers & Peripherals - 3.1%
Hewlett-Packard Company (D)	386,300	9,433,446
NetApp, Inc. (D)(I)	164,600	6,177,438

		15,610,884
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (D)(I)	103,000	4,750,360
IT Services - 1.3%
The Western Union Company (D)	407,000	6,666,660
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp., Class A (D)	268,800	9,652,608
Intel Corp. (D)	51,500	1,250,420

		10,903,028
Software - 7.8%
Citrix Systems, Inc. (D)(I)	92,700	5,965,245
Microsoft Corp. (D)	380,900	13,285,792
Oracle Corp. (D)	487,200	16,447,872
TIBCO Software, Inc. (D)(I)	174,400	3,719,952

		39,418,861

		88,870,377
Materials - 1.3%
Chemicals - 0.0%
LyondellBasell Industries NV, Class A (D)	700	46,655
Metals & Mining - 1.3%
United States Steel Corp. (D)	362,000	6,403,780

		6,450,435

TOTAL COMMON STOCKS (Cost $349,757,687)		$412,097,120

Redwood Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 39.0%
Repurchase Agreement - 39.0%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $196,300,164 on 06/03/2013,
collateralized by $200,230,000
U.S. Treasury Note, 0.250% due 02/28/2015
(valued at $200,230,000, including interest)	$196,300,000	$196,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $196,300,000)		$196,300,000

Total Investments (Redwood Fund)
(Cost $546,057,687) - 120.9%		$608,397,120
Other assets and liabilities, net - (20.9%)		(105,115,113)

TOTAL NET ASSETS - 100.0%		$503,282,007

Science & Technology Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.9%
Consumer Discretionary - 9.1%
Automobiles - 2.4%
Tesla Motors, Inc. (I)	107,600	$10,518,976
Toyota Motor Corp., ADR	900	105,795

		10,624,771
Household Durables - 0.2%
iRobot Corp. (I)	30,500	1,030,597
Internet & Catalog Retail - 6.5%
Amazon.com, Inc. (I)	56,550	15,213,647
Ctrip.com International, Ltd., ADR (I)	52,700	1,641,605
Groupon, Inc. (I)	107,000	821,760
Netflix, Inc. (I)	5,000	1,131,246
priceline.com, Inc. (I)	11,120	8,939,702
Rakuten, Inc.	99,400	1,101,760
Vipshop Holdings, Ltd., ADR (I)	22,300	668,331

		29,518,051

		41,173,419
Health Care - 0.9%
Health Care Equipment & Supplies - 0.4%
Stryker Corp.	26,920	1,787,219
Pharmaceuticals - 0.5%
Hospira, Inc. (I)	72,140	2,501,815

		4,289,034
Industrials - 0.8%
Construction & Engineering - 0.5%
Quanta Services, Inc. (I)	76,100	2,158,957
Professional Services - 0.3%
RPX Corp. (I)	82,800	1,270,152

		3,429,109
Information Technology - 82.1%
Communications Equipment - 10.2%
Alcatel-Lucent, ADR (I)	155,490	261,223
Aruba Networks, Inc. (I)	264,375	3,949,763
Cisco Systems, Inc.	826,500	19,902,120
F5 Networks, Inc. (I)	47,730	3,971,613
Finisar Corp. (I)	183,900	2,409,090

145

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
JDS Uniphase Corp. (I)	180,100	$2,452,962
Juniper Networks, Inc. (I)	59,400	1,053,162
Motorola Solutions, Inc.	17,900	1,037,484
Palo Alto Networks, Inc. (I)	39,600	1,921,392
QUALCOMM, Inc.	115,435	7,327,814
Telefonaktiebolaget LM Ericsson, ADR	165,300	1,929,051

		46,215,674
Computers & Peripherals - 10.2%
Apple, Inc.	15,100	6,790,168
Asustek Computer, Inc.	86,000	943,562
Dell, Inc.	599,300	8,000,655
Fusion-io, Inc. (I)	82,300	1,190,881
Lenovo Group, Ltd.	892,000	905,993
NEC Corp.	392,000	910,817
NetApp, Inc. (I)	67,760	2,543,033
SanDisk Corp. (I)	138,800	8,191,976
Seagate Technology PLC	116,400	5,014,512
Synaptics, Inc. (I)	85,000	3,507,100
Western Digital Corp.	130,700	8,275,924

		46,274,621
Electronic Equipment, Instruments & Components - 3.5%
Anritsu Corp.	29,200	396,483
Hirose Electric Company, Ltd.	13,900	1,794,590
IPG Photonics Corp.	70,230	4,164,639
Jabil Circuit, Inc.	152,500	3,059,150
Keyence Corp.	4,400	1,348,386
Murata Manufacturing Company, Ltd.	11,600	879,849
Omron Corp.	35,700	1,061,140
RealD, Inc. (I)	223,100	3,366,579
TPK Holding Company, Ltd.	2,000	39,462

		16,110,278
Internet Software & Services - 18.6%
Akamai Technologies, Inc. (I)	137,900	6,359,948
Angie’s List, Inc. (I)	103,800	2,435,148
Baidu, Inc., ADR (I)	135,240	13,069,594
eBay, Inc. (I)	87,700	4,744,570
Facebook, Inc., Class A (I)	226,900	5,525,015
Google, Inc., Class A (I)	33,650	29,289,297
LinkedIn Corp., Class A (I)	5,000	837,650
NetEase.com, Inc., ADR	64,300	4,110,699
Pandora Media, Inc. (I)	137,000	2,331,740
Qihoo 360 Technology
Company, Ltd., ADR (I)	64,700	2,834,507
RealNetworks, Inc. (I)	168,900	1,226,214
Renren, Inc., ADR (I)	445	1,406
SINA Corp. (I)	49,600	2,861,920
VeriSign, Inc. (I)	27,500	1,293,600
Yahoo Japan Corp.	2,800	1,273,071
Yahoo!, Inc. (I)	131,200	3,450,560
Yandex NV, Class A (I)	77,600	2,107,616
Yelp, Inc. (I)	14,700	438,207
Youku.com, Inc., ADR (I)	18,500	378,325

		84,569,087
IT Services - 4.1%
Accenture PLC, Class A	28,230	2,317,965
Automatic Data Processing, Inc.	4,000	274,880
Computer Sciences Corp.	23,700	1,057,257
Fiserv, Inc. (I)	14,200	1,237,672
IBM Corp.	9,000	1,872,180
Mastercard, Inc., Class A	5,300	3,022,325
The Western Union Company	74,500	1,220,310

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Vantiv, Inc., Class A (I)	30,500	$811,605
Visa, Inc., Class A	38,800	6,911,832

		18,726,026
Semiconductors & Semiconductor Equipment - 15.6%
Altera Corp.	176,600	5,861,354
Analog Devices, Inc.	39,800	1,828,014
Applied Materials, Inc.	431,000	6,551,200
ASML Holding NV, ADR	600	48,762
Atmel Corp. (I)	482,500	3,797,275
Avago Technologies, Ltd.	89,800	3,386,358
Cree, Inc. (I)	11,160	695,826
First Solar, Inc. (I)	23,500	1,277,930
Freescale Semiconductor, Ltd. (I)	139,400	2,219,248
Infineon Technologies AG	184,140	1,563,745
Intersil Corp., Class A	132,600	1,087,320
KLA-Tencor Corp.	9,300	523,497
Lam Research Corp. (I)	63,500	2,970,530
Marvell Technology Group, Ltd.	244,700	2,652,548
Maxim Integrated Products, Inc.	17,200	507,228
MediaTek, Inc.	203,000	2,503,812
Mellanox Technologies, Ltd. (I)	75,600	3,921,372
Micron Technology, Inc. (I)	651,300	7,607,184
NVIDIA Corp.	124,700	1,806,903
NXP Semiconductor NV (I)	108,200	3,337,970
ON Semiconductor Corp. (I)	754,700	6,460,232
Samsung Electronics Company, Ltd.	50	67,429
STR Holdings, Inc. (I)	257,800	778,556
SunEdison, Inc. (I)	129,200	1,042,644
Texas Instruments, Inc.	67,800	2,433,342
Tokyo Electron, Ltd.	22,100	1,090,403
Xilinx, Inc.	115,200	4,682,880

		70,703,562
Software - 19.9%
Activision Blizzard, Inc.	72,100	1,040,403
Adobe Systems, Inc. (I)	47,400	2,033,934
Aspen Technology, Inc. (I)	119,600	3,662,152
Autodesk, Inc. (I)	195,400	7,372,442
Cadence Design Systems, Inc. (I)	131,884	1,995,405
Check Point Software Technologies, Ltd. (I)	108,400	5,428,672
Citrix Systems, Inc. (I)	32,200	2,072,070
Electronic Arts, Inc. (I)	45,500	1,046,045
Fortinet, Inc. (I)	16,300	313,938
Intuit, Inc.	20,500	1,198,020
Microsoft Corp.	1,036,600	36,156,608
Nintendo Company, Ltd.	11,900	1,173,592
Nuance Communications, Inc. (I)	41,500	788,500
Oracle Corp.	156,400	5,280,064
QLIK Technologies, Inc. (I)	20,300	624,428
Red Hat, Inc. (I)	161,000	7,765,030
Salesforce.com, Inc. (I)	154,455	6,538,080
ServiceNow, Inc. (I)	59,800	2,198,248
Symantec Corp.	61,900	1,385,941
Workday, Inc., Class A (I)	35,900	2,305,857

		90,379,429

		372,978,677
Materials - 0.6%
Chemicals - 0.6%
Monsanto Company	10,200	1,026,528

146

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Nitto Denko Corp.	32,000	$1,910,512

		2,937,040

		2,937,040
Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.4%
China Unicom Hong Kong, Ltd.	1,160,000	1,591,591

TOTAL COMMON STOCKS (Cost $412,262,546)		$426,398,870

INVESTMENT COMPANIES - 0.4%
Technology Select Sector SPDR Fund	50,900	1,611,494

TOTAL INVESTMENT COMPANIES (Cost $1,537,837)		$1,611,494

SHORT-TERM INVESTMENTS - 50.4%
Money Market Funds - 25.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$64,914,447	$64,914,447
T. Rowe Price Prime Reserve Investment
Fund, 0.0578% (Y)	52,507,878	52,507,878

		117,422,325
Repurchase Agreement - 24.6%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $111,760,093 on 06/03/2013,
collateralized by $109,220,000
U.S. Treasury Notes, 2.500% due
03/31/2015 (valued at $113,998,375,
including interest)	111,760,000	111,760,000

TOTAL SHORT-TERM INVESTMENTS (Cost $229,182,325)		$229,182,325

Total Investments (Science & Technology Fund)
(Cost $642,982,708) - 144.7%		$657,192,689
Other assets and liabilities, net - (44.7%)		(202,911,169)

TOTAL NET ASSETS - 100.0%		$454,281,520

Short Term Government Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 92.9%
U.S. Government - 18.0%
U.S. Treasury Notes
0.625%, 08/31/2017 to 11/30/2017	$7,775,000	$7,685,765
0.625%, 04/30/2018 (L)	7,000,000	6,868,750
0.750%, 03/31/2018	7,235,000	7,147,956
1.250%, 09/30/2015	3,365,000	3,433,878
2.000%, 04/30/2016	3,340,000	3,484,298
2.125%, 05/31/2015	8,905,000	9,225,028
2.500%, 04/30/2015	3,905,000	4,068,522

		41,914,197
U.S. Government Agency - 74.9%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	10,746,000	11,174,411
2.125%, 09/15/2015	5,200,000	5,401,146
2.375%, 07/22/2015	4,990,000	5,188,562
5.125%, 04/19/2017 (S)	9,640,000	11,203,714

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Farm Credit Bank
0.900%, 12/26/2017	$2,075,000	$2,056,568
0.970%, 09/05/2017	2,695,000	2,683,317
1.030%, 03/12/2018	3,700,000	3,667,462
1.100%, 06/20/2017	2,830,000	2,800,466
1.240%, 11/13/2018	6,825,000	6,751,106
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,738,509
1.130%, 03/27/2018	4,750,000	4,733,024
1.150%, 07/25/2018	5,245,000	5,200,318
2.125%, 06/10/2016	1,245,000	1,301,873
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	4,980,000	4,951,390
1.200%, 03/20/2018	2,330,000	2,310,221
2.202%, 09/01/2042 (P)	2,114,663	2,181,356
2.421%, 04/01/2037 (P)	1,651,690	1,760,135
2.886%, 06/01/2039 (P)	1,182,934	1,258,449
4.281%, 09/01/2039 (P)	650,978	693,498
6.000%, 12/01/2037	501,133	544,178
6.500%, 09/01/2039	427,660	477,344
Federal National Mortgage Association
0.500%, 07/02/2015	2,650,000	2,656,924
0.520%, 05/20/2016	6,675,000	6,646,771
0.580%, 04/25/2016	1,000,000	996,923
0.625%, 11/14/2016	1,780,000	1,774,480
0.900%, 11/27/2017	3,000,000	2,974,704
1.000%, 06/06/2016 to 12/28/2017	8,870,000	8,830,034
1.911%, 08/01/2042 (P)	1,776,701	1,827,701
2.349%, 09/01/2041 (P)	2,240,287	2,327,272
2.375%, 07/28/2015	3,500,000	3,649,156
2.429%, 04/01/2042 (P)	1,544,633	1,605,094
2.494%, 02/01/2042 (P)	2,256,909	2,341,522
2.592%, 02/01/2042 (P)	1,515,857	1,566,370
3.462%, 07/01/2039 (P)	69,460	73,436
3.500%, 12/01/2026	879,354	925,907
4.023%, 05/01/2034 (P)	118,503	124,161
4.315%, 04/01/2048 (P)	7,186	7,587
5.500%, 05/01/2034 to 08/01/2040	4,940,355	5,376,399
6.000%, 12/01/2036 to 09/01/2037	7,313,036	7,980,994
6.500%, 11/01/2038 to 01/01/2039	3,196,320	3,569,524
Government National Mortgage Association
2.500%, 01/20/2042 (P)	6,365,205	6,666,610
3.000%, 07/20/2041 (P)	2,829,800	2,978,789
Tennessee Valley Authority
4.375%, 06/15/2015	6,765,000	7,308,392
4.500%, 04/01/2018	5,470,000	6,299,897
4.875%, 12/15/2016	3,079,000	3,515,845
5.500%, 07/18/2017	3,151,000	3,710,917
6.250%, 12/15/2017	1,613,000	1,972,680

		174,785,136

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $215,967,654)		$216,699,333

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.2%
U.S. Government Agency - 5.2%
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO,
1.308%, 07/25/2022	4,172,936	391,480
Series K017, Class X1 IO,
1.452%, 12/25/2021	1,740,168	167,221

147

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K708, Class X1 IO,
1.512%, 01/25/2019	$3,946,379	$295,296
Series K709, Class X1 IO,
1.545%, 03/25/2019	2,207,307	170,565
Series K707, Class X1 IO,
1.558%, 12/25/2018	1,488,137	111,546
Series K706, Class X1 IO,
1.593%, 10/25/2018	4,265,752	322,371
Series K711, Class X1 IO,
1.711%, 07/25/2019	5,695,681	505,759
Series K710, Class X1 IO,
1.784%, 05/25/2019	1,604,833	145,982
Series 4094, Class QA,
3.000%, 11/15/2039	4,614,464	4,886,109
Series 3956, Class DJ,
3.250%, 10/15/2036	1,231,223	1,260,943
Series 3499, Class PA,
4.500%, 08/15/2036	484,987	506,646
Series 3947, Class PA,
4.500%, 01/15/2041	296,750	326,189
Federal National Mortgage Association
Series 2012-110, Class MA,
3.000%, 07/25/2041	857,994	913,086
Series 2011-146, Class MA,
3.500%, 08/25/2041	1,787,462	1,906,363
Government National Mortgage Association,
Series 2012-114, Class IO
1.028%, 01/16/2053	1,363,634	131,552

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,964,807)		$12,041,108

SECURITIES LENDING COLLATERAL - 2.7%
Securities Lending Collateral - 2.7%
John Hancock Collateral Investment Trust,
0.2184% Zero Coupon (W) (Y)	630,724	6,312,537

TOTAL SECURITIES LENDING
COLLATERAL (Cost $6,312,600)		$6,312,537

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreement - 1.4%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $3,394,003 on 06/03/2013,
collateralized by $3,015,000 U.S. Treasury
Note, 4.500% due 05/15/2017 (valued at
$3,463,481, including interest).	$3,394,000	$3,394,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,394,000)		$3,394,000

Total Investments (Short Term Government Income Fund)
(Cost $237,639,061) - 102.2%		$238,446,978
Other assets and liabilities, net - (2.2%)		(5,134,257)

TOTAL NET ASSETS - 100.0%		$233,312,721

Small Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.5%
Consumer Discretionary - 17.5%
Auto Components - 2.3%
Allison Transmission Holdings, Inc.	40,960	$974,848
Tenneco, Inc. (I)	59,954	2,659,545

		3,634,393
Hotels, Restaurants & Leisure - 4.4%
AFC Enterprises, Inc. (I)	23,226	846,820
Bloomin’ Brands, Inc. (I)	92,500	2,151,550
Buffalo Wild Wings, Inc. (I)(L)	17,610	1,689,856
Life Time Fitness, Inc. (I)	22,650	1,128,876
The Cheesecake Factory, Inc. (L)	27,937	1,115,249

		6,932,351
Household Durables - 2.0%
iRobot Corp. (I)	39,030	1,318,824
Standard Pacific Corp. (I)	57,980	513,123
Taylor Morrison Home Corp. (I)	49,600	1,281,168

		3,113,115
Internet & Catalog Retail - 1.6%
HomeAway, Inc. (I)	25,350	775,203
HSN, Inc.	31,704	1,803,641

		2,578,844
Media - 0.8%
IMAX Corp. (I)(L)	46,100	1,194,451
Specialty Retail - 4.7%
DSW, Inc., Class A	22,502	1,664,923
Five Below, Inc. (I)(L)	24,570	939,557
Francesca’s Holdings Corp. (I)(L)	52,570	1,500,874
Hibbett Sports, Inc. (I)	22,740	1,296,862
Pier 1 Imports, Inc.	83,748	1,942,116

		7,344,332
Textiles, Apparel & Luxury Goods - 1.7%
Quiksilver, Inc. (I)	132,310	1,041,280
Skechers U.S.A., Inc., Class A (I)	9,900	222,750
Steven Madden, Ltd. (I)	29,330	1,422,505

		2,686,535

		27,484,021
Consumer Staples - 3.2%
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	21,130	1,283,859
Food Products - 0.3%
Sanderson Farms, Inc.	7,500	516,900
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	27,488	1,657,252
Personal Products - 1.0%
Elizabeth Arden, Inc. (I)	27,880	1,313,148
Inter Parfums, Inc.	6,900	206,862

		1,520,010

		4,978,021
Energy - 4.9%
Energy Equipment & Services - 1.2%
Trican Well Service, Ltd.	135,630	1,901,126
Oil, Gas & Consumable Fuels - 3.7%
Diamondback Energy, Inc. (I)(L)	19,010	641,968
Gulfport Energy Corp. (I)	21,900	1,044,411
Rex Energy Corp. (I)	64,070	1,064,203
Rosetta Resources, Inc. (I)	28,110	1,317,235

148

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
SemGroup Corp., Class A	33,860	$1,771,555

		5,839,372

		7,740,498
Financials - 5.7%
Capital Markets - 2.3%
Financial Engines, Inc. (L)	36,030	1,553,614
Virtus Investment Partners, Inc. (I)	5,552	1,287,287
WisdomTree Investments, Inc. (I)	68,000	845,920

		3,686,821
Real Estate Investment Trusts - 2.3%
Pebblebrook Hotel Trust	54,588	1,432,389
Potlatch Corp.	46,323	2,104,454

		3,536,843
Real Estate Management & Development - 0.5%
Altisource Residential Corp., Class B (I)	40,150	732,336
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (I)	23,010	984,368

		8,940,368
Health Care - 10.6%
Biotechnology - 5.0%
Arena Pharmaceuticals, Inc. (I)(L)	86,660	766,074
Cubist Pharmaceuticals, Inc. (I)	24,470	1,344,627
Exelixis, Inc. (I)(L)	125,500	607,420
Immunogen, Inc. (I)(L)	51,700	949,729
Incyte Corp. (I)(L)	24,810	550,038
Ironwood Pharmaceuticals, Inc. (I)(L)	57,750	770,963
NPS Pharmaceuticals, Inc. (I)	77,600	1,222,200
Onyx Pharmaceuticals, Inc. (I)(L)	8,040	767,418
Seattle Genetics, Inc. (I)(L)	24,960	856,627

		7,835,096
Health Care Equipment & Supplies - 1.3%
HeartWare International, Inc. (I)	11,460	1,045,954
Insulet Corp. (I)	34,960	1,043,906

		2,089,860
Health Care Providers & Services - 1.5%
Team Health Holdings, Inc. (I)	28,690	1,120,918
WellCare Health Plans, Inc. (I)	23,640	1,232,590

		2,353,508
Life Sciences Tools & Services - 1.1%
Covance, Inc. (I)	22,860	1,704,899
Pharmaceuticals - 1.7%
Salix Pharmaceuticals, Ltd. (I)	25,450	1,544,052
The Medicines Company (I)	34,070	1,097,395

		2,641,447

		16,624,810
Industrials - 20.9%
Aerospace & Defense - 3.1%
DigitalGlobe, Inc. (I)	55,420	1,675,347
Moog, Inc., Class A (I)	33,919	1,698,324
Teledyne Technologies, Inc. (I)	19,429	1,500,307

		4,873,978
Airlines - 0.9%
Spirit Airlines, Inc. (I)	49,789	1,515,079
Building Products - 3.0%
Apogee Enterprises, Inc.	40,569	1,082,381

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Armstrong World Industries, Inc. (I)	31,872	$1,656,388
Owens Corning, Inc. (I)	44,730	1,954,701

		4,693,470
Commercial Services & Supplies - 0.6%
Performant Financial Corp. (I)	82,700	912,181
Electrical Equipment - 1.5%
Acuity Brands, Inc.	16,990	1,275,439
Polypore International, Inc. (I)	28,130	1,058,251

		2,333,690
Machinery - 2.0%
Altra Holdings, Inc.	47,725	1,374,957
Briggs & Stratton Corp.	74,673	1,747,348

		3,122,305
Professional Services - 3.5%
On Assignment, Inc. (I)	56,466	1,470,375
TrueBlue, Inc. (I)	72,286	1,701,612
WageWorks, Inc. (I)	82,190	2,381,044

		5,553,031
Road & Rail - 3.6%
Avis Budget Group, Inc. (I)	60,920	2,020,107
Landstar System, Inc.	28,960	1,528,798
Old Dominion Freight Line, Inc. (I)	48,260	2,078,076

		5,626,981
Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	32,837	1,578,475
DXP Enterprises, Inc. (I)	14,010	827,571
WESCO International, Inc. (I)	25,000	1,856,500

		4,262,546

		32,893,261
Information Technology - 30.1%
Communications Equipment - 3.3%
Aruba Networks, Inc. (I)	31,140	465,232
Ixia (I)	83,816	1,317,588
JDS Uniphase Corp. (I)	142,780	1,944,664
Palo Alto Networks, Inc. (I)(L)	31,130	1,510,428

		5,237,912
Electronic Equipment, Instruments & Components - 1.4%
IPG Photonics Corp.	13,590	805,887
Rogers Corp. (I)	29,960	1,386,249

		2,192,136
Internet Software & Services - 8.9%
Cornerstone OnDemand, Inc. (I)	28,500	1,158,240
CoStar Group, Inc. (I)	10,860	1,214,257
Dealertrack Technologies, Inc. (I)	49,750	1,603,940
IAC/InterActiveCorp	38,809	1,881,460
LivePerson, Inc. (I)	71,273	658,563
Pandora Media, Inc. (I)(L)	101,515	1,727,785
Shutterstock, Inc. (I)	29,150	1,379,961
Stamps.com, Inc. (I)	3,900	148,668
Trulia, Inc. (I)(L)	57,740	1,774,928
Web.com Group, Inc. (I)	115,520	2,424,765

		13,972,567
IT Services - 3.2%
Heartland Payment Systems, Inc.	47,798	1,532,404
Virtusa Corp. (I)	39,302	922,025
WEX, Inc. (I)	16,600	1,226,242

149

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
WNS Holdings, Ltd., ADR (I)	90,781	$1,461,574

		5,142,245
Semiconductors & Semiconductor Equipment - 2.5%
Lattice Semiconductor Corp. (I)	265,030	1,364,905
SunEdison, Inc. (I)	112,000	903,840
Ultratech, Inc. (I)	44,900	1,637,054

		3,905,799
Software - 10.8%
Cadence Design Systems, Inc. (I)	165,256	2,500,323
Concur Technologies, Inc. (I)(L)	28,080	2,266,898
Fair Isaac Corp.	41,020	2,013,262
FleetMatics Group PLC (I)	69,870	2,078,633
Imperva, Inc. (I)	56,770	2,261,149
PTC, Inc. (I)	54,369	1,365,206
ServiceNow, Inc. (I)	38,156	1,402,615
Splunk, Inc. (I)	23,110	1,080,624
Tyler Technologies, Inc. (I)	4,200	289,842
Verint Systems, Inc. (I)	51,370	1,724,491

		16,983,043

		47,433,702
Materials - 5.6%
Chemicals - 1.3%
Axiall Corp.	20,780	896,657
Methanex Corp.	27,560	1,218,152

		2,114,809
Construction Materials - 1.2%
Headwaters, Inc. (I)	180,750	1,917,758
Containers & Packaging - 0.8%
Packaging Corp. of America	24,110	1,181,390
Paper & Forest Products - 2.3%
KapStone Paper and Packaging Corp.	72,028	2,089,532
Louisiana-Pacific Corp. (I)	90,650	1,592,721

		3,682,253

		8,896,210

TOTAL COMMON STOCKS (Cost $122,752,308)		$154,990,891

INVESTMENT COMPANIES - 1.3%
iShares Russell 2000 Growth Index Fund (L)	18,470	2,077,690

TOTAL INVESTMENT COMPANIES (Cost $1,905,613)		$2,077,690

SECURITIES LENDING COLLATERAL - 11.0%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	1,731,863	17,333,175

TOTAL SECURITIES LENDING
COLLATERAL (Cost $17,332,737)		$17,333,175

Small Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreement - 0.2%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/31/2013 at 0.100% to
be repurchased at $200,002 on 06/03/2013,
collateralized by $187,625 Government
National Mortgage Association, 4.500% due
09/20/2040, (valued at $204,000
including interest)	$200,000	$200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $200,000)		$200,000

Total Investments (Small Cap Growth Fund)
(Cost $142,190,658) - 111.0%		$174,601,756
Other assets and liabilities, net - (11.0%)		(17,255,106)

TOTAL NET ASSETS - 100.0%		$157,346,650

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.8%
Consumer Discretionary - 13.9%
Auto Components - 1.1%
Dana Holding Corp. (L)	41,926	$793,240
Exide Technologies (I)	10,603	4,793
Federal-Mogul Corp. (I)(L)	3,604	35,139
Modine Manufacturing Company (I)	4,677	47,939
Motorcar Parts of America, Inc. (I)	2,590	16,084
Shiloh Industries, Inc.	1,546	15,367
Spartan Motors, Inc.	4,866	29,439
Standard Motor Products, Inc.	3,228	109,106
Stoneridge, Inc. (I)	2,033	22,790
Superior Industries International, Inc. (L)	4,830	87,954
TRW Automotive Holdings Corp. (I)	13,786	873,343

		2,035,194
Automobiles - 0.5%
Thor Industries, Inc. (L)	21,853	933,342
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,190	129,626
VOXX International Corp. (I)	2,806	31,203
Weyco Group, Inc.	494	11,881

		172,710
Diversified Consumer Services - 0.3%
Ascent Capital Group, Inc., Class A (I)	2,709	196,430
Bridgepoint Education, Inc. (I)	700	8,967
Cambium Learning Group, Inc. (I)	3,781	5,369
Carriage Services, Inc.	1,315	24,893
Corinthian Colleges, Inc. (I)	5,149	13,387
Education Management Corp. (I)	262	1,693
Mac-Gray Corp.	768	10,790
Matthews International Corp., Class A	253	9,703
Regis Corp. (L)	8,066	148,495
Steiner Leisure, Ltd. (I)	148	7,517
Stewart Enterprises, Inc., Class A (L)	1,666	21,658

		448,902
Hotels, Restaurants & Leisure - 2.6%
Ambassadors Group, Inc.	202	717
Ark Restaurants Corp.	197	4,186
Bally Technologies, Inc. (I)(L)	12,214	695,568

150

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Biglari Holdings, Inc. (I)	222	$89,366
Bob Evans Farms, Inc.	2,266	104,599
Boyd Gaming Corp. (I)(L)	13,073	170,341
Canterbury Park Holding Corp.	100	1,100
Carrols Restaurant Group, Inc. (I)	1,313	7,484
Churchill Downs, Inc.	1,871	157,052
DineEquity, Inc.	12,184	882,000
Dover Downs Gaming & Entertainment, Inc.	2,392	4,090
Frisch’s Restaurants, Inc.	301	5,036
Full House Resorts, Inc. (I)	632	1,890
Gaming Partners International Corp.	400	3,240
International Speedway Corp., Class A (L)	5,732	198,671
Isle of Capri Casinos, Inc. (I)	7,312	56,449
Luby’s, Inc. (I)(L)	6,723	57,011
Marcus Corp.	3,767	48,406
Marriott Vacations Worldwide Corp. (I)	859	38,011
Monarch Casino & Resort, Inc. (I)	2,300	35,443
MTR Gaming Group, Inc. (I)	4,201	15,922
Orient-Express Hotels, Ltd., Class A (I)	11,800	139,712
Papa John’s International, Inc. (I)	13,913	896,415
Pinnacle Entertainment, Inc. (I)(L)	8,929	175,723
Red Robin Gourmet Burgers, Inc. (I)(L)	2,400	126,024
Rick’s Cabaret International, Inc. (I)	2,292	19,001
Ruby Tuesday, Inc. (I)(L)	8,325	77,006
Speedway Motorsports, Inc.	6,730	122,284
The Wendy’s Company (L)	47,925	285,154
Vail Resorts, Inc. (L)	2,087	133,672
WMS Industries, Inc. (I)	1,640	41,574

		4,593,147
Household Durables - 2.0%
Bassett Furniture Industries, Inc.	1,320	18,163
Beazer Homes USA, Inc. (I)(L)	2,854	59,078
Cavco Industries, Inc. (I)	648	31,046
Cobra Electronics Corp. (I)	400	1,224
CSS Industries, Inc.	926	25,604
Emerson Radio Corp. (I)	6,514	10,422
Flexsteel Industries, Inc.	431	9,797
Furniture Brands International Inc (I)(L)	1,630	10,657
Helen of Troy, Ltd. (I)	4,589	182,046
Hooker Furniture Corp. (L)	2,845	49,788
Jarden Corp. (I)(L)	3,309	154,133
Kid Brands, Inc. (I)	2,309	3,694
La-Z-Boy, Inc.	56,111	1,036,370
Lennar Corp., Class B	1,165	35,987
Lifetime Brands, Inc.	962	12,949
M/I Homes, Inc. (I)(L)	2,518	62,572
MDC Holdings, Inc.	1,223	45,386
Meritage Homes Corp. (I)	19,203	909,454
Mohawk Industries, Inc. (I)	5,541	615,993
NACCO Industries, Inc., Class A	500	28,010
Skyline Corp. (I)	705	2,869
Stanley Furniture Company, Inc. (I)	2,115	8,650
The Ryland Group, Inc. (L)	3,907	176,909
Universal Electronics, Inc. (I)	103	2,750

		3,493,551
Internet & Catalog Retail - 0.0%
1-800-Flowers.com, Inc., Class A (I)	5,490	33,434
dELiA*s, Inc. (I)	3,000	2,850
Gaiam, Inc., Class A (I)	3,280	13,284
ValueVision Media, Inc. (I)	2,703	13,650

		63,218

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Equipment & Products - 0.1%
Callaway Golf Company	10,513	$72,014
JAKKS Pacific, Inc. (L)	3,041	30,714
Johnson Outdoors, Inc., Class A (I)	200	4,950
Steinway Musical Instruments, Inc. (I)	2,960	82,554

		190,232
Media - 1.5%
AH Belo Corp., Class A	4,621	31,654
Ballantyne Strong, Inc. (I)	1,790	7,196
Beasley Broadcasting Group, Inc., Class A	447	3,272
Belo Corp., Class A (L)	8,731	97,962
Central European Media
Enterprises, Ltd., Class A (I)	2,003	6,690
Cumulus Media, Inc., Class A (I)	968	3,591
DreamWorks Animation
SKG, Inc., Class A (I)(L)	2,570	56,386
Fisher Communications, Inc.	2,124	87,318
Gray Television, Inc. (I)	8,117	48,296
Harte-Hanks, Inc.	9,457	84,546
Journal Communications, Inc., Class A (I)	8,168	54,072
Live Nation Entertainment, Inc. (I)(L)	10,761	146,457
Martha Stewart Living
Omnimedia, Inc., Class A (I)	4,400	10,560
Media General, Inc., Class A (I)(L)	5,000	41,250
Meredith Corp. (L)	2,988	122,448
Radio One, Inc., Class D (I)	4,508	10,504
Salem Communications Corp., Class A	1,200	8,952
The EW Scripps Company, Class A (I)	6,860	93,639
The Interpublic Group of Companies, Inc.	69,138	983,142
The Madison Square Garden, Inc., Class A (I)	4,034	236,110
The McClatchy Company, Class A (I)(L)	13,372	33,430
The Washington Post Company, Class B (L)	1,176	549,462

		2,716,937
Multiline Retail - 0.6%
Dillard’s, Inc., Class A (L)	7,452	687,596
Fred’s, Inc., Class A (L)	6,736	106,833
Saks, Inc. (I)	19,522	289,511
The Bon-Ton Stores, Inc.	592	12,604
Tuesday Morning Corp. (I)	4,400	39,204

		1,135,748
Specialty Retail - 4.0%
Aaron’s, Inc.	355	9,972
America’s Car-Mart, Inc. (I)	601	27,099
Barnes & Noble, Inc. (I)	9,129	205,403
bebe stores, Inc. (L)	93,755	511,902
Big 5 Sporting Goods Corp.	498	9,965
Books-A-Million, Inc. (I)(L)	2,241	6,745
Brown Shoe Company, Inc. (L)	6,262	130,250
Build-A-Bear Workshop, Inc. (I)	3,247	21,170
Cabela’s, Inc. (I)(L)	4,283	287,218
Cache, Inc. (I)	3,112	13,102
Christopher & Banks Corp. (I)	7,727	55,712
Citi Trends, Inc. (I)	353	4,674
Conn’s, Inc. (I)	7,677	377,939
Destination XL Group, Inc. (I)	6,459	32,037
GameStop Corp., Class A (L)	16,216	537,723
Genesco, Inc. (I)	1,182	79,880
GNC Holdings, Inc., Class A	19,093	859,758
Group 1 Automotive, Inc. (L)	3,300	209,715
Haverty Furniture Companies, Inc.	3,731	91,857
hhgregg, Inc. (I)(L)	1,994	31,086
Hot Topic, Inc. (L)	1,986	27,784

151

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lithia Motors, Inc., Class A (L)	5,348	$278,577
MarineMax, Inc. (I)(L)	4,389	50,430
New York & Company, Inc. (I)	2,900	16,095
Office Depot, Inc. (I)(L)	13,411	59,143
OfficeMax, Inc. (L)	7,873	102,585
Pacific Sunwear of California, Inc. (I)(L)	15,200	50,008
Penske Automotive Group, Inc. (L)	26,053	836,562
Perfumania Holdings, Inc. (I)	1,016	5,974
Pier 1 Imports, Inc. (L)	37,017	858,424
RadioShack Corp. (I)	2,661	9,846
Rent-A-Center, Inc.	12,800	468,224
Shoe Carnival, Inc. (L)	2,916	70,800
Sonic Automotive, Inc., Class A (L)	1,607	36,591
Stage Stores, Inc.	5,947	136,840
Stein Mart, Inc.	5,406	69,900
Systemax, Inc.	4,305	41,543
The Men’s Wearhouse, Inc. (L)	7,700	278,740
The Pep Boys - Manny, Moe & Jack (I)(L)	9,800	120,932
The Wet Seal, Inc., Class A (I)	14,505	71,945
West Marine, Inc. (I)	4,685	54,252
Zale Corp. (I)	6,957	53,708

		7,202,110
Textiles, Apparel & Luxury Goods - 1.1%
Charles & Colvard, Ltd. (I)	775	3,449
Culp, Inc.	709	12,230
Delta Apparel, Inc. (I)	522	7,663
G-III Apparel Group, Ltd. (I)(L)	981	41,310
Iconix Brand Group, Inc. (I)(L)	14,828	446,175
Lakeland Industries, Inc. (I)	700	2,786
Maidenform Brands, Inc. (I)	1,670	30,377
Movado Group, Inc.	3,584	129,382
Perry Ellis International, Inc. (L)	2,224	46,949
PVH Corp.	6,712	773,155
Quiksilver, Inc. (I)	18,231	143,478
RG Barry Corp.	1,273	18,242
Rocky Brands, Inc.	1,126	16,462
Skechers U.S.A., Inc., Class A (I)	5,025	113,063
The Jones Group, Inc.	8,281	120,654
Unifi, Inc. (I)	3,710	69,674

		1,975,049

		24,960,140
Consumer Staples - 3.1%
Beverages - 0.3%
Constellation Brands, Inc., Class A (I)	7,538	399,589
Craft Brewers Alliance, Inc. (I)	2,766	20,966
MGP Ingredients, Inc.	2,626	14,049

		434,604
Food & Staples Retailing - 0.7%
Ingles Markets, Inc., Class A	2,701	59,476
Nash Finch Company	2,322	50,457
Spartan Stores, Inc.	3,848	68,379
Susser Holdings Corp. (I)(L)	3,944	186,709
The Andersons, Inc. (L)	2,318	118,079
The Pantry, Inc. (I)	4,883	61,086
United Natural Foods, Inc. (I)	12,873	681,239
Village Super Market, Inc., Class A	313	11,706
Weis Markets, Inc. (L)	2,061	84,316

		1,321,447
Food Products - 1.5%
Alico, Inc.	490	22,614

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Boulder Brands, Inc. (I)(L)	6,928	$72,675
Cal-Maine Foods, Inc.	700	31,318
Chiquita Brands International, Inc. (I)	5,723	57,802
Dole Food Company, Inc. (I)	9,842	93,204
Fresh Del Monte Produce, Inc.	9,985	267,298
Griffin Land & Nurseries, Inc.	68	2,025
Omega Protein Corp. (I)	4,810	52,525
Overhill Farms, Inc. (I)	50	248
Post Holdings, Inc. (I)	2,390	100,834
Seaboard Corp.	47	129,498
Seneca Foods Corp., Class A (I)	2,016	64,411
Smithfield Foods, Inc. (I)	19,056	627,705
Snyders-Lance, Inc.	1,625	42,120
The Hain Celestial Group, Inc. (I)(L)	6,830	455,015
Tootsie Roll Industries, Inc. (L)	199	6,253
TreeHouse Foods, Inc. (I)	10,557	691,272

		2,716,817
Household Products - 0.2%
Central Garden & Pet Company (I)	2,475	19,231
Central Garden & Pet Company, Class A (I)	6,231	47,293
Oil-Dri Corp. of America	855	23,282
Orchids Paper Products Company	625	15,638
Spectrum Brands Holdings, Inc.	5,367	323,576

		429,020
Personal Products - 0.2%
CCA Industries, Inc.	400	1,372
Inter Parfums, Inc.	1,654	49,587
Mannatech, Inc. (I)	83	830
Nutraceutical International Corp.	2,391	47,246
Prestige Brands Holdings, Inc. (I)	9,492	278,970

		378,005
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	16,283	59,270
Universal Corp. (L)	3,700	216,931

		276,201

		5,556,094
Energy - 9.0%
Energy Equipment & Services - 4.7%
Basic Energy Services, Inc. (I)(L)	5,693	76,002
Bolt Technology Corp.	1,048	17,082
Bristow Group, Inc.	6,352	399,223
C&J Energy Services, Inc. (I)	774	14,396
Cal Dive International, Inc. (I)(L)	8,437	17,465
Dawson Geophysical Company (I)	1,649	59,216
Dresser-Rand Group, Inc. (I)	12,756	773,014
ENGlobal Corp. (I)	267	171
Era Group, Inc. (I)	2,519	64,889
Exterran Holdings, Inc. (I)	9,219	266,613
Global Geophysical Services, Inc. (I)	4,342	15,501
Gulf Island Fabrication, Inc.	3,360	69,317
Gulfmark Offshore, Inc., Class A	5,420	248,561
Helix Energy Solutions Group, Inc. (I)	57,344	1,368,228
Hercules Offshore, Inc. (I)	20,463	141,399
Hornbeck Offshore Services, Inc. (I)(L)	5,800	301,716
Matrix Service Company (I)	3,185	52,521
Mitcham Industries, Inc. (I)	2,445	38,166
Nabors Industries, Ltd.	10,197	163,254
Natural Gas Services Group, Inc. (I)	2,736	61,505
Newpark Resources, Inc. (I)	14,056	156,724
Oceaneering International, Inc.	14,146	1,025,302

152

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oil States International, Inc. (I)	9,437	$929,545
Parker Drilling Company (I)	16,317	72,774
Patterson-UTI Energy, Inc.	9,862	207,201
PHI, Inc. (I)	2,700	94,554
Pioneer Energy Services Corp. (I)	13,710	95,696
Rowan Companies PLC, Class A (I)	13,921	462,734
SEACOR Holdings, Inc. (L)	2,930	224,995
Superior Energy Services, Inc. (I)	2,348	62,645
Tesco Corp. (I)	139	1,774
TETRA Technologies, Inc. (I)	7,049	73,380
Tidewater, Inc.	5,452	300,351
Unit Corp. (I)	10,500	474,285
Willbros Group, Inc. (I)	11,697	78,721

		8,408,920
Oil, Gas & Consumable Fuels - 4.3%
Alon USA Energy, Inc.	8,155	149,318
Alpha Natural Resources, Inc. (I)	13,589	90,775
Approach Resources, Inc. (I)(L)	1,893	47,685
Bill Barrett Corp. (I)(L)	4,159	93,869
Biofuel Energy Corp. (I)(L)	240	984
BPZ Resources, Inc. (I)	7,809	15,071
Cimarex Energy Company	798	55,972
Clayton Williams Energy, Inc. (I)(L)	372	16,230
Cloud Peak Energy, Inc. (I)(L)	1,335	25,632
Comstock Resources, Inc.	5,496	88,650
Contango Oil & Gas Company	761	26,620
Crimson Exploration, Inc. (I)	6,418	18,484
CVR Energy, Inc.	4,991	0
Delek US Holdings, Inc.	5,562	200,399
DHT Holdings, Inc.	1,910	8,843
Double Eagle Petroleum Company (I)	1,718	7,078
Emerald Oil, Inc. (I)	2,382	14,554
Endeavour International Corp. (I)(L)	3,363	10,963
Energen Corp.	14,059	761,857
EPL Oil & Gas, Inc. (I)	7,993	243,387
Green Plains Renewable Energy, Inc. (I)	7,707	122,310
Harvest Natural Resources, Inc. (I)(L)	6,322	18,334
HKN, Inc. (I)	8	624
Knightsbridge Tankers, Ltd.	254	1,788
Magnum Hunter Resources Corp. (I)	2,084	7,148
Newfield Exploration Company (I)	3,483	82,861
Nordic American Tankers, Ltd.	459	3,846
Overseas Shipholding Group, Inc. (I)	4,418	12,812
PDC Energy, Inc. (I)(L)	4,810	246,224
Penn Virginia Corp. (I)(L)	5,500	25,630
QEP Resources, Inc.	1,877	53,232
Renewable Energy Group, Inc. (I)	1,366	18,482
Rex Energy Corp. (I)	1,666	27,672
Rosetta Resources, Inc. (I)	16,078	753,415
SemGroup Corp., Class A	2,466	129,021
Ship Finance International, Ltd. (L)	1,579	26,811
Stone Energy Corp. (I)(L)	2,892	65,099
Swift Energy Company (I)(L)	5,863	79,502
Synergy Resources Corp. (I)	356	2,410
Targa Resources Corp.	13,980	900,592
Tesoro Corp.	21,000	1,294,650
Triangle Petroleum Corp. (I)(L)	5,316	28,706
Ultra Petroleum Corp. (I)(L)	44,287	1,008,858
USEC, Inc. (I)(L)	23,391	8,643
Vaalco Energy, Inc. (I)	4,771	29,199
Warren Resources, Inc. (I)	7,110	20,832
Western Refining, Inc. (L)	21,251	709,146

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (I)	2,263	$104,256

		7,658,474

		16,067,394
Financials - 23.1%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (I)	5,534	907,576
American Capital, Ltd. (I)	42,022	560,153
Artisan Partners Asset Management, Inc. (I)	4,558	212,995
Calamos Asset Management, Inc., Class A	923	9,710
Capital Southwest Corp. (L)	697	96,109
Cowen Group, Inc., Class A (I)	25,390	78,455
E*TRADE Financial Corp. (I)	97,834	1,137,809
Evercore Partners, Inc., Class A	20,257	804,608
GFI Group, Inc.	7,774	31,640
Gleacher & Co Inc (I)	231	3,173
Harris & Harris Group, Inc. (I)	4,423	15,481
ICG Group, Inc. (I)	1,991	22,120
INTL. FCStone, Inc. (I)(L)	199	3,532
Investment Technology Group, Inc. (I)	6,101	84,255
Janus Capital Group, Inc. (L)	20,542	180,153
JMP Group, Inc.	3,000	20,550
Knight Capital Group, Inc., Class A (I)	8,141	29,552
Legg Mason, Inc. (L)	14,190	497,218
MCG Capital Corp.	13,908	68,845
Medallion Financial Corp.	3,535	52,530
Oppenheimer Holdings, Inc., Class A	1,506	29,909
Piper Jaffray Companies (I)	300	10,713
Safeguard Scientifics, Inc. (I)(L)	1,932	30,487
Stifel Financial Corp. (I)	238	8,566
SWS Group, Inc. (I)	4,200	25,158

		4,921,297
Commercial Banks - 7.7%
1st Source Corp.	3,680	89,093
1st United Bancorp, Inc.	1,670	10,688
Access National Corp.	359	4,642
American National Bankshares, Inc.	539	11,691
Ameris Bancorp (I)	2,259	37,319
Associated Banc-Corp.	20,485	315,674
Bancfirst Corp.	601	25,759
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	2,310
Banner Corp.	2,395	76,832
Bar Harbor Bankshares	232	8,338
BBCN Bancorp, Inc.	8,740	112,659
Boston Private Financial Holdings, Inc. (L)	86,826	855,236
Bridge Bancorp, Inc.	111	2,377
Bryn Mawr Bank Corp.	454	10,297
C&F Financial Corp.	63	3,024
Camden National Corp.	211	7,934
Capital Bank Financial Corp., Class A (I)	392	7,017
Capital City Bank Group, Inc. (I)(L)	2,956	33,669
CapitalSource, Inc.	8,473	79,731
Cardinal Financial Corp.	4,374	66,222
Cathay General Bancorp	10,181	206,572
Center Bancorp, Inc.	1,133	14,706
Centerstate Banks, Inc.	2,800	24,024
Century Bancorp, Inc., Class A	108	3,833
Chemical Financial Corp.	2,894	75,504
City Holding Company	378	14,976
CoBiz Financial, Inc.	5,644	48,821
Columbia Banking System, Inc. (L)	2,584	56,435

153

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Community Bank Systems, Inc. (L)	2,500	$73,400
Community Trust Bancorp, Inc. (L)	1,331	46,825
CVB Financial Corp. (L)	66,438	762,044
East West Bancorp, Inc.	30,576	805,372
Enterprise Bancorp, Inc.	204	3,376
Enterprise Financial Services Corp.	3,205	48,940
Fidelity Southern Corp. (I)	814	10,444
Financial Institutions, Inc.	1,228	23,958
First Bancorp North Carolina	3,981	56,729
First BanCorp Puerto Rico (I)	1,207	7,375
First Bancorp, Inc. Maine	642	10,233
First Busey Corp.	6,309	27,633
First California Financial Group, Inc. (I)	2,606	22,151
First Commonwealth Financial Corp. (L)	18,527	133,580
First Community Bancshares, Inc.	2,119	32,272
First Financial Bancorp	2,000	30,820
First Financial Corp.	1,254	38,561
First Financial Holdings, Inc.	3,514	74,040
First Interstate Bancsystem, Inc.	1,557	30,813
First Merchants Corp.	5,413	89,639
First Midwest Bancorp, Inc.	7,964	104,806
First South Bancorp, Inc. (I)	777	5,113
FNB Corp.	62,154	714,771
German American Bancorp, Inc.	343	7,498
Glacier Bancorp, Inc.	543	10,556
Great Southern Bancorp, Inc.	1,203	32,373
Hanmi Financial Corp. (I)	1,541	24,255
Heartland Financial USA, Inc.	1,587	43,230
Heritage Commerce Corp. (I)	2,067	13,952
Horizon Bancorp	400	7,832
Hudson Valley Holding Corp.	598	10,710
Iberiabank Corp.	1,700	87,618
Independent Bank Corp. - Massachusetts (L)	2,687	88,537
Independent Bank Corp. - Michigan (I)	2,100	13,335
International Bancshares Corp.	12,100	263,538
Intervest Bancshares Corp., Class A (I)	2,237	14,541
Lakeland Bancorp, Inc.	3,353	33,228
Lakeland Financial Corp.	1,305	35,992
Macatawa Bank Corp. (I)	800	4,400
MainSource Financial Group, Inc. (L)	4,787	66,539
MB Financial, Inc.	7,939	202,524
MBT Financial Corp. (I)	1,037	3,982
Mercantile Bank Corp.	1,058	17,764
Merchants Bancshares, Inc.	540	15,320
Metro Bancorp, Inc. (I)	1,942	37,500
MetroCorp Bancshares, Inc. (I)	722	7,061
MidSouth Bancorp, Inc.	729	10,789
MidWestOne Financial Group, Inc.	305	7,229
National Penn Bancshares, Inc. (L)	11,091	109,579
NBT Bancorp, Inc.	1,585	31,510
NewBridge Bancorp (I)	2,100	12,474
North Valley Bancorp (I)	43	768
Northrim BanCorp, Inc.	492	10,957
OFG Bancorp (L)	4,139	73,591
Old National Bancorp	1,789	23,901
Old Second Bancorp, Inc. (I)	1,554	8,873
OmniAmerican Bancorp, Inc. (I)	1,661	36,990
Pacific Continental Corp.	2,139	23,957
Pacific Mercantile Bancorp (I)	1,399	7,750
Pacific Premier Bancorp, Inc. (I)	659	7,783
PacWest Bancorp (L)	539	15,539
Park National Corp.	266	18,375
Park Sterling Corp. (I)	3,302	19,317

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Peapack Gladstone Financial Corp.	607	$9,311
Peoples Bancorp, Inc.	2,601	52,124
Pinnacle Financial Partners, Inc. (I)(L)	6,390	160,389
Popular, Inc. (I)	6,410	192,300
Porter Bancorp, Inc. (I)	735	617
Preferred Bank (I)	220	3,557
PrivateBancorp, Inc.	200	3,872
Renasant Corp. (L)	5,254	125,203
Republic Bancorp, Inc., Class A (L)	822	19,572
Republic First Bancorp, Inc. (I)	1,501	4,623
S&T Bancorp, Inc.	2,700	52,218
Sandy Spring Bancorp, Inc.	2,665	57,084
SCBT Financial Corp.	469	23,473
Seacoast Banking Corp. of Florida (I)	3,000	6,330
Shore Bancshares, Inc. (I)	600	4,380
Sierra Bancorp	1,564	21,442
Simmons First National Corp., Class A	1,519	39,084
Southern Community Financial Corp. (I)	1,600	352
Southside Bancshares, Inc. (L)	1,535	34,752
Southwest Bancorp, Inc. (I)	3,030	40,481
StellarOne Corp.	5,610	87,797
Sterling Bancorp	2,700	32,265
Sun Bancorp, Inc. (I)	1,364	4,201
Susquehanna Bancshares, Inc.	88,463	1,062,441
Synovus Financial Corp.	77,318	211,851
Taylor Capital Group, Inc. (I)(L)	1,958	32,522
Texas Capital Bancshares, Inc. (I)	15,937	703,778
The Bancorp, Inc. (I)	5,997	86,177
Tompkins Financial Corp.	325	13,501
TowneBank (L)	2,665	38,749
Trico Bancshares	1,200	23,952
Trustmark Corp. (L)	2,664	67,905
UMB Financial Corp. (L)	1,109	58,877
Umpqua Holdings Corp. (L)	15,577	210,601
Union First Market Bankshares Corp.	2,679	53,634
United Community Banks, Inc. (I)	300	3,555
Univest Corp. of Pennsylvania	1,917	34,333
Virginia Commerce Bancorp, Inc. (I)	5,671	77,126
Washington Banking Company	1,315	17,937
Washington Trust Bancorp, Inc.	2,092	58,325
Webster Financial Corp.	37,340	871,889
WesBanco, Inc.	4,767	119,413
West Bancorp, Inc.	1,494	17,301
Wilshire Bancorp, Inc. (I)	3,138	20,711
Wintrust Financial Corp. (L)	24,720	932,933
Yadkin Financial Corp. (I)	538	6,741
Zions Bancorporation (L)	44,688	1,253,498

		13,773,122
Consumer Finance - 0.2%
Asset Acceptance Capital Corp. (I)	2,909	19,752
Asta Funding, Inc.	2,466	22,663
Atlanticus Holdings Corp. (I)(L)	972	3,801
Cash America International, Inc. (L)	1,700	81,107
Green Dot Corp., Class A (I)	418	7,511
Nelnet, Inc., Class A	4,940	192,956
Nicholas Financial, Inc.	75	1,113
The First Marblehead Corp. (I)(L)	4,620	5,452

		334,355
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc., Class A	1,167	18,404
Marlin Business Services Corp. (L)	2,737	63,991
MicroFinancial, Inc.	1,317	9,548

154

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NewStar Financial, Inc. (I)(L)	7,164	$91,699
PHH Corp. (I)	7,810	157,450
PICO Holdings, Inc. (I)	1,866	42,153
Resource America, Inc., Class A	3,296	31,675
The NASDAQ OMX Group, Inc.	18,489	581,664

		996,584
Insurance - 7.6%
Allied World Assurance Company Holdings AG	5,100	455,991
American Equity Investment Life
Holding Company (L)	9,942	161,060
American Financial Group, Inc.	31,907	1,549,404
American National Insurance Company	431	43,048
American Safety Insurance Holdings, Ltd. (I)	2,162	51,802
AMERISAFE, Inc.	2,787	94,563
Argo Group International Holdings, Ltd.	5,017	198,727
Arthur J. Gallagher & Company	21,948	958,689
Aspen Insurance Holdings, Ltd.	8,155	299,615
Assurant, Inc.	9,808	487,850
Assured Guaranty, Ltd.	18,410	416,434
Axis Capital Holdings, Ltd.	10,224	445,357
CNO Financial Group, Inc.	42,875	529,078
Donegal Group, Inc., Class A	2,470	36,556
Eastern Insurance Holdings, Inc.	2,200	40,546
EMC Insurance Group, Inc.	570	15,806
Employers Holdings, Inc.	1,300	32,162
Endurance Specialty Holdings, Ltd. (L)	5,786	291,209
FBL Financial Group, Inc., Class A	4,767	195,876
Federated National Holding Company	1,233	11,097
First Acceptance Corp. (I)	4,470	5,900
First American Financial Corp.	5,937	141,776
Genworth Financial, Inc., Class A (I)	31,119	336,396
Global Indemnity PLC (I)	2,416	54,747
Greenlight Capital Re, Ltd., Class A (I)(L)	2,000	48,380
Hallmark Financial Services, Inc. (I)	3,571	32,460
Hilltop Holdings, Inc. (I)	10,029	160,464
Horace Mann Educators Corp.	6,503	158,023
Independence Holding Company	2,816	31,567
Investors Title Company	98	7,021
Kemper Corp.	10,242	349,662
Maiden Holdings, Ltd.	9,561	102,111
Markel Corp. (I)	1,934	1,011,269
MBIA, Inc. (I)	16,612	236,721
Meadowbrook Insurance Group, Inc. (L)	6,598	52,916
Montpelier Re Holdings, Ltd.	9,927	248,076
National Financial Partners Corp. (I)	765	19,286
National Interstate Corp.	809	23,469
National Western Life Insurance
Company, Class A	59	11,563
Old Republic International Corp.	19,732	268,553
OneBeacon Insurance Group, Ltd., Class A (L)	2,629	37,384
PartnerRe, Ltd.	5,456	494,586
Platinum Underwriters Holdings, Ltd.	4,109	234,624
Primerica, Inc.	677	23,844
Protective Life Corp.	10,342	400,029
Reinsurance Group of America, Inc.	8,136	536,081
RLI Corp.	300	22,524
Safety Insurance Group, Inc.	1,282	67,126
Selective Insurance Group, Inc. (L)	3,257	77,289
StanCorp Financial Group, Inc. (L)	4,763	216,383
State Auto Financial Corp. (L)	4,956	90,497
Stewart Information Services Corp.	3,868	107,105
Symetra Financial Corp.	5,168	72,145
The Hanover Insurance Group, Inc.	4,623	232,213

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
The Navigators Group, Inc. (I)	1,843	$107,484
The Phoenix Companies, Inc. (I)	1,311	55,272
Tower Group International, Ltd. (L)	9,158	177,024
United Fire Group, Inc.	1,493	40,087
Universal Insurance Holdings, Inc.	2,633	17,562
Validus Holdings, Ltd.	6,714	242,443
W.R. Berkley Corp.	19,583	802,316

		13,669,248
Real Estate Investment Trusts - 2.3%
DCT Industrial Trust, Inc. (L)	112,400	829,512
Douglas Emmett, Inc.	31,500	802,935
LaSalle Hotel Properties	30,620	808,368
Lexington Realty Trust	75,700	953,063
Mid-America Apartment Communities, Inc.	5,900	401,023
Ryman Hospitality Properties (L)	4,130	158,014
The Geo Group, Inc.	6,613	230,265

		4,183,180
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (I)	7,217	254,688
AV Homes, Inc. (I)	2,810	37,204
Consolidated-Tomoka Land Company	236	8,614
Forestar Group, Inc. (I)	663	15,295
Jones Lang LaSalle, Inc.	9,547	876,701
Thomas Properties Group, Inc.	4,372	23,653
ZipRealty, Inc. (I)	1,200	3,420

		1,219,575
Thrifts & Mortgage Finance - 1.2%
Astoria Financial Corp. (L)	10,259	101,154
Atlantic Coast Financial Corp. (I)	176	882
Bank Mutual Corp.	7,055	40,214
BankFinancial Corp.	4,921	39,270
BBX Capital Corp., Class A (I)	1,405	17,352
Beneficial Mutual Bancorp, Inc. (I)	2,325	19,879
Berkshire Hills Bancorp, Inc.	2,695	72,307
BofI Holding, Inc. (I)(L)	1,730	80,999
Brookline Bancorp, Inc.	5,935	50,329
Cape Bancorp, Inc.	443	4,151
Clifton Savings Bancorp, Inc.	202	2,396
Dime Community Bancshares, Inc.	2,812	40,521
Doral Financial Corp. (I)	7,640	7,716
ESB Financial Corp.	529	6,641
ESSA Bancorp, Inc.	2,103	23,007
Federal Agricultural Mortgage Corp., Class C	1,732	52,081
First Defiance Financial Corp. (L)	1,313	28,833
First Financial Northwest, Inc.	2,932	29,144
First Pactrust Bancorp, Inc.	935	12,314
Flushing Financial Corp.	4,011	62,692
Hampden Bancorp, Inc.	942	14,158
HF Financial Corp.	155	2,020
Hingham Institution for Savings	82	5,226
Home Bancorp, Inc. (I)	1,531	26,823
Home Federal Bancorp, Inc.	3,822	46,590
Hudson City Bancorp, Inc.	20,492	174,182
Kearny Financial Corp. (I)	378	3,742
Louisiana Bancorp, Inc. (I)	100	1,672
Meridian Interstate Bancorp, Inc. (I)	1,777	32,004
MGIC Investment Corp. (I)	10,189	62,968
Northfield Bancorp, Inc.	84	963
Northwest Bancshares, Inc. (L)	1,700	21,080
OceanFirst Financial Corp.	1,640	22,714
Oritani Financial Corp.	267	4,093

155

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc. (L)	18,740	$257,862
Provident Financial Holdings, Inc.	768	11,689
Provident Financial Services, Inc.	7,468	113,663
Provident New York Bancorp	2,310	21,252
Pulaski Financial Corp.	282	2,899
Radian Group, Inc. (L)	23,661	304,517
Rockville Financial, Inc.	1,234	16,091
Roma Financial Corp.	100	1,705
SI Financial Group, Inc.	835	8,751
Simplicity Bancorp, Inc.	627	8,809
Teche Holding Company	71	3,009
Territorial Bancorp, Inc.	952	22,029
TierOne Corp. (I)	1,301	1
Tree.com, Inc.	2,817	55,523
TrustCo Bank Corp.	4,173	23,327
United Financial Bancorp, Inc.	2,436	37,198
ViewPoint Financial Group	1,220	23,095
Walker & Dunlop, Inc. (I)	175	3,320
Washington Federal, Inc.	7,564	132,294
Waterstone Financial, Inc. (I)	718	5,701
Westfield Financial, Inc.	5,678	42,699
WSFS Financial Corp.	256	12,861

		2,218,412

		41,315,773
Health Care - 9.6%
Biotechnology - 0.6%
Arqule, Inc. (I)	721	1,954
Astex Pharmaceuticals (I)	9,246	44,843
Celldex Therapeutics, Inc. (I)(L)	4,514	57,734
Cubist Pharmaceuticals, Inc. (I)	15,856	871,287
Enzon Pharmaceuticals, Inc. (L)	4,300	13,158
Infinity Pharmaceuticals, Inc. (I)	595	16,035
Maxygen, Inc.	5,344	12,665
MediciNova, Inc. (I)	906	2,718
Repligen Corp. (I)(L)	1,800	14,904
Synageva BioPharma Corp. (I)(L)	206	8,491

		1,043,789
Health Care Equipment & Supplies - 2.9%
Alere, Inc. (I)	7,515	192,234
Alphatec Holdings, Inc. (I)	11,650	22,718
Analogic Corp. (L)	900	71,541
AngioDynamics, Inc. (I)	4,853	52,801
Anika Therapeutics, Inc. (I)	2,936	43,335
Baxano Surgical Inc (I)	2,684	5,529
CONMED Corp. (L)	2,832	93,258
CryoLife, Inc.	2,939	18,192
Cutera, Inc. (I)(L)	2,718	25,576
Cynosure, Inc., Class A (I)	529	13,177
Digirad Corp. (I)	3,687	8,554
Exactech, Inc. (I)	1,030	18,746
Greatbatch, Inc. (I)	4,338	139,727
Haemonetics Corp. (I)(L)	19,162	791,007
Hologic, Inc. (I)	700	14,525
Invacare Corp.	5,104	79,112
Kewaunee Scientific Corp.	80	1,048
LeMaitre Vascular, Inc.	786	5,156
Medical Action Industries, Inc. (I)	1,100	9,240
Merit Medical Systems, Inc. (I)	300	2,961
Natus Medical, Inc. (I)	3,589	50,569
NuVasive, Inc. (I)	35	760
Palomar Medical Technologies, Inc. (I)	1,400	18,942

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Rochester Medical Corp. (I)	580	$8,253
RTI Biologics, Inc. (I)	10,804	43,756
Solta Medical, Inc. (I)	4,613	9,918
SurModics, Inc. (I)	2,083	49,450
Symmetry Medical, Inc. (I)	5,526	51,558
Teleflex, Inc.	13,925	1,090,745
The Cooper Companies, Inc.	4,838	546,742
West Pharmaceutical Services, Inc.	11,173	765,909
Wright Medical Group, Inc. (I)	41,429	1,036,968

		5,282,007
Health Care Providers & Services - 3.8%
Addus HomeCare Corp. (I)	1,215	21,858
Almost Family, Inc. (L)	179	3,539
Amedisys, Inc. (I)(L)	4,462	54,972
AMN Healthcare Services, Inc. (I)	2,560	34,278
Amsurg Corp. (I)	31,553	1,121,078
Assisted Living Concepts, Inc., Class A (I)(L)	4,541	54,038
BioScrip, Inc. (I)	7,228	101,047
Capital Senior Living Corp. (I)	5,362	140,753
CardioNet, Inc. (I)	4,900	13,671
Community Health Systems, Inc.	10,065	484,831
Cross Country Healthcare, Inc. (I)	4,185	21,804
ExamWorks Group, Inc. (I)(L)	748	13,958
Five Star Quality Care, Inc. (I)	5,481	28,118
Gentiva Health Services, Inc. (I)	4,751	50,646
Hanger, Inc. (I)	2,169	69,213
Health Net, Inc. (I)	715	22,787
Healthways, Inc. (I)	5,459	73,424
IPC The Hospitalist Company, Inc. (I)	16,105	785,280
Kindred Healthcare, Inc. (I)(L)	2,033	27,446
LHC Group, Inc. (I)(L)	753	16,558
LifePoint Hospitals, Inc. (I)	24,217	1,204,311
Magellan Health Services, Inc. (I)	3,500	190,750
MedCath Corp. (I)(L)	4,104	5,622
Molina Healthcare, Inc. (I)(L)	5,724	216,367
National Healthcare Corp. (L)	1,717	81,540
Omnicare, Inc. (L)	14,366	661,267
PharMerica Corp. (I)	3,519	54,932
Select Medical Holdings Corp.	1,512	11,945
The Providence Service Corp. (I)	913	24,067
Triple-S Management Corp., Class B (I)	4,238	89,718
Universal American Corp.	14,368	131,036
Universal Health Services, Inc., Class B	14,085	973,837

		6,784,691
Health Care Technology - 0.1%
MedAssets, Inc. (I)	3,035	49,774
Omnicell, Inc. (I)	4,692	85,066

		134,840
Life Sciences Tools & Services - 0.9%
Affymetrix, Inc. (I)(L)	10,574	39,653
Albany Molecular Research, Inc. (I)	1,696	18,656
Bio-Rad Laboratories, Inc., Class A (I)	6,155	699,700
Charles River
Laboratories International, Inc. (I)	17,257	747,401
Enzo Biochem, Inc. (I)	2,322	5,433
Harvard Bioscience, Inc. (I)	6,820	34,646
Pacific Biosciences of California, Inc. (I)	3,862	10,234
PerkinElmer, Inc.	840	26,309

		1,582,032
Pharmaceuticals - 1.3%
Auxilium Pharmaceuticals, Inc. (I)	25,997	387,875

156

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cumberland Pharmaceuticals, Inc. (I)	631	$3,060
Endo Health Solutions, Inc. (I)	19,004	689,845
Lannett Company, Inc. (I)	3,230	37,048
Pozen, Inc. (I)	2,103	11,146
Sciclone Pharmaceuticals, Inc. (I)(L)	6,347	30,529
The Medicines Company (I)	27,047	871,184
ViroPharma, Inc. (I)(L)	14,551	400,153

		2,430,840

		17,258,199
Industrials - 17.6%
Aerospace & Defense - 1.3%
AAR Corp.	5,432	108,966
Aerovironment, Inc. (I)(L)	25,062	502,994
Ascent Solar Technologies, Inc. (I)	6,979	5,430
CPI Aerostructures, Inc. (I)	1,142	11,260
Curtiss-Wright Corp.	6,943	252,447
Ducommun, Inc. (I)	1,656	32,176
Esterline Technologies Corp. (I)	4,702	345,080
Innovative Solutions & Support, Inc.	975	7,498
Kratos Defense &
Security Solutions, Inc. (I)(L)	3,577	20,782
LMI Aerospace, Inc. (I)	2,716	51,550
Orbital Sciences Corp. (I)	3,415	62,085
SIFCO Industries, Inc.	400	6,148
Sparton Corp. (I)	2,225	36,980
Sypris Solutions, Inc.	819	2,703
Triumph Group, Inc.	10,630	825,420

		2,271,519
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,088	54,982
Atlas Air Worldwide Holdings, Inc. (I)	4,477	207,822
Pacer International, Inc. (I)	5,413	33,073
UTi Worldwide, Inc.	36,297	574,582
XPO Logistics, Inc. (I)(L)	1,332	22,151

		892,610
Airlines - 0.3%
Hawaiian Holdings, Inc. (I)(L)	10,259	61,144
JetBlue Airways Corp. (I)(L)	39,044	242,463
Republic Airways Holdings, Inc. (I)	6,356	68,200
SkyWest, Inc.	6,640	93,159

		464,966
Building Products - 1.4%
American Woodmark Corp. (I)	1,000	36,320
Apogee Enterprises, Inc.	5,813	155,091
Builders FirstSource, Inc. (I)	4,275	28,814
Gibraltar Industries, Inc. (I)	4,938	80,144
Griffon Corp.	12,674	146,258
Insteel Industries, Inc.	3,280	58,745
Owens Corning, Inc. (I)	12,149	530,911
PGT, Inc. (I)	6,113	50,432
Quanex Building Products Corp.	3,300	61,083
Simpson Manufacturing Company, Inc. (L)	3,200	93,664
Trex Company, Inc. (I)	19,835	1,102,231
Universal Forest Products, Inc. (L)	3,700	146,187

		2,489,880
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	6,805	164,545
ACCO Brands Corp. (I)	1,411	10,089
Acme United Corp.	300	3,810

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Acorn Energy, Inc.	767	$6,788
AMREP Corp. (I)	100	795
ARC Document Solutions, Inc. (I)	6,377	24,360
Casella Waste Systems, Inc., Class A (I)	1,736	6,961
CECO Environmental Corp.	748	9,028
Consolidated Graphics, Inc. (I)	1,103	51,466
Courier Corp.	1,247	16,897
Covanta Holding Corp.	975	19,939
EnerNOC, Inc. (I)(L)	1,705	22,813
Ennis, Inc.	4,732	80,965
Fuel Tech, Inc. (I)	2,200	8,580
G&K Services, Inc., Class A	2,091	101,016
Interface, Inc. (L)	57,671	968,873
Intersections, Inc.	1,826	16,854
Kimball International, Inc., Class B	4,815	47,139
McGrath RentCorp. (L)	2,470	81,584
Metalico, Inc. (I)(L)	6,103	8,788
Mobile Mini, Inc. (I)	8,178	275,190
Multi-Color Corp.	1,848	54,313
NL Industries, Inc.	3,500	40,880
Quad/Graphics, Inc.	276	6,431
Schawk, Inc.	3,135	37,150
Steelcase, Inc., Class A	5,996	82,985
Team, Inc. (I)	23,983	865,067
Tetra Tech, Inc. (I)	2,902	80,008
UniFirst Corp.	1,824	173,098
United Stationers, Inc. (L)	3,084	106,429
Versar, Inc. (I)	2,653	11,169
Viad Corp.	4,281	105,569
Virco Manufacturing Corp. (I)	700	1,477
Waste Connections, Inc. (L)	24,926	1,003,022

		4,494,078
Construction & Engineering - 1.3%
AECOM Technology Corp. (I)	4,165	128,240
Aegion Corp. (I)(L)	4,700	107,301
Argan, Inc.	207	3,364
Comfort Systems USA, Inc.	3,590	49,614
Dycom Industries, Inc. (I)	4,276	97,279
Foster Wheeler AG (I)	31,694	729,596
Furmanite Corp. (I)	2,345	15,477
Granite Construction, Inc.	5,358	165,348
Great Lakes Dredge & Dock Corp.	13,165	109,270
Integrated Electrical Services, Inc. (I)	427	2,387
Layne Christensen Company (I)(L)	3,684	79,169
MasTec, Inc. (I)(L)	775	24,645
Michael Baker Corp.	600	15,780
MYR Group, Inc. (I)	1,600	32,384
Northwest Pipe Company (I)	1,838	50,527
Pike Electric Corp.	6,752	82,037
Quanta Services, Inc. (I)	2,669	75,720
Sterling Construction Company, Inc. (I)	1,987	20,565
Tutor Perini Corp. (I)(L)	6,145	113,805
URS Corp.	7,479	362,283

		2,264,791
Electrical Equipment - 1.7%
Allied Motion Technologies, Inc.	124	844
American Superconductor Corp. (I)	923	2,455
Belden, Inc.	20,263	1,083,057
Brady Corp., Class A (L)	3,912	127,296
Encore Wire Corp.	4,977	172,254
EnerSys, Inc. (L)	26,589	1,324,930
General Cable Corp.	7,043	249,040

157

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Global Power Equipment Group, Inc.	468	$7,441
GrafTech International, Ltd. (I)(L)	1,078	9,044
LSI Industries, Inc.	3,751	30,571
Ocean Power Technologies, Inc. (I)	1,713	2,672
Orion Energy Systems, Inc. (I)	2,343	5,436
Powell Industries, Inc. (I)	1,041	49,218
PowerSecure International, Inc. (I)	2,424	32,676
Preformed Line Products Company	162	11,262
SL Industries, Inc.	300	7,098
Ultralife Corp. (I)	4,215	16,017

		3,131,311
Machinery - 4.0%
Accuride Corp. (I)	114	584
AGCO Corp.	229	12,703
Alamo Group, Inc.	2,190	93,075
Albany International Corp., Class A	4,013	127,373
Altra Holdings, Inc.	4,623	133,189
American Railcar Industries, Inc. (L)	3,956	134,504
Ampco-Pittsburgh Corp. (L)	1,873	34,388
Astec Industries, Inc.	2,885	101,898
Barnes Group, Inc.	8,981	271,406
Briggs & Stratton Corp. (L)	6,217	145,478
CIRCOR International, Inc.	432	22,075
Columbus McKinnon Corp. (I)	2,364	49,999
Douglas Dynamics, Inc.	2,248	31,427
Dynamic Materials Corp.	1,001	16,116
Energy Recovery, Inc. (I)(L)	3,586	14,810
EnPro Industries, Inc. (I)(L)	2,654	133,682
ESCO Technologies, Inc.	2,184	70,150
Federal Signal Corp. (I)	11,880	104,188
Flow International Corp. (I)	4,349	17,266
FreightCar America, Inc.	2,000	36,280
Gencor Industries, Inc. (I)	604	4,258
Greenbrier Companies, Inc. (I)	4,947	116,007
Hardinge, Inc.	3,300	42,075
Harsco Corp.	525	12,275
Hurco Companies, Inc. (I)	1,523	43,710
Hyster-Yale Materials Handling, Inc.	1,000	61,800
Kaydon Corp.	342	9,248
Key Technology, Inc. (I)	105	1,599
LB Foster Company, Class A	667	29,555
Lydall, Inc. (I)	2,591	37,466
Met-Pro Corp.	2,224	29,868
MFRI, Inc. (I)	780	5,998
Miller Industries, Inc. (L)	2,259	36,980
Mueller Water Products, Inc., Class A	6,625	50,416
NN, Inc. (L)	3,619	33,512
Oshkosh Corp. (I)	5,038	200,613
Standex International Corp.	1,620	84,515
Tecumseh Products Company, Class A (I)	100	918
Terex Corp. (I)	10,724	384,670
The Eastern Company	366	5,409
Titan International, Inc. (L)	32,994	769,750
Trimas Corp. (I)	34,559	1,114,528
Trinity Industries, Inc. (L)	13,800	564,834
Valmont Industries, Inc.	6,263	954,043
Watts Water Technologies, Inc., Class A	22,665	1,078,854

		7,223,492
Marine - 0.1%
Eagle Bulk Shipping, Inc. (I)(L)	2,566	11,213
Excel Maritime Carriers, Ltd. (I)	16,644	8,655
Genco Shipping & Trading, Ltd. (I)(L)	3,690	5,830

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
International Shipholding Corp.	569	$10,600
Matson, Inc.	3,567	89,781

		126,079
Professional Services - 0.7%
Barrett Business Services, Inc.	1,536	89,595
CBIZ, Inc. (I)	4,715	31,402
CDI Corp.	3,498	47,748
CRA International, Inc. (I)	1,820	32,596
Franklin Covey Company (I)	3,206	44,211
FTI Consulting, Inc. (I)	1,756	66,710
GP Strategies Corp. (I)	2,590	64,776
Heidrick & Struggles International, Inc.	2,646	38,129
Hill International, Inc. (I)	4,471	13,279
Hudson Global, Inc. (I)	3,400	7,854
Huron Consulting Group, Inc. (I)	878	39,255
ICF International, Inc. (I)	3,295	99,344
Kelly Services, Inc., Class A	6,524	115,540
Korn/Ferry International (I)	3,605	63,088
ManpowerGroup, Inc.	2,507	143,576
National Technical Systems, Inc. (I)	1,900	24,472
Navigant Consulting Company (I)	2,981	39,290
On Assignment, Inc. (I)	5,819	151,527
RCM Technologies, Inc.	100	557
Resources Connection, Inc.	3,010	32,990
The Dolan Company (I)	6,694	9,974
Volt Information Sciences, Inc. (I)	4,968	39,396
VSE Corp.	212	7,191

		1,202,500
Road & Rail - 1.9%
Amerco, Inc.	2,045	352,558
Arkansas Best Corp.	3,920	74,833
Avis Budget Group, Inc. (I)	15,595	517,130
Celadon Group, Inc.	2,115	41,264
Covenant Transport, Inc. (I)	1,250	7,050
Frozen Food Express Industries, Class A (I)	1,999	3,098
Landstar System, Inc.	11,663	615,690
Marten Transport, Ltd.	4,022	96,488
Old Dominion Freight Line, Inc. (I)	24,577	1,058,286
P.A.M. Transportation Services, Inc.	2,022	21,898
Patriot Transportation Holding, Inc. (I)	67	1,942
Roadrunner Transportation Systems, Inc. (I)	903	25,013
Ryder Systems, Inc.	7,200	453,888
Saia, Inc. (I)	3,170	151,478
Universal Truckload Services, Inc. (I)	685	17,502
USA Truck, Inc. (I)	1,624	10,507
Werner Enterprises, Inc. (L)	926	23,178

		3,471,803
Trading Companies & Distributors - 1.9%
Aceto Corp.	4,311	54,879
Aircastle, Ltd.	9,044	143,076
Beacon Roofing Supply, Inc. (I)(L)	33,148	1,366,361
CAI International, Inc. (I)	4,100	104,878
GATX Corp.	9,384	468,543
H&E Equipment Services, Inc.	5,496	123,000
Lawson Products, Inc.	1,776	26,462
MRC Global, Inc. (I)	28,839	818,739
Rush Enterprises, Inc., Class A (I)	2,058	52,891
Rush Enterprises, Inc., Class B (I)	7,405	164,095
TAL International Group, Inc. (I)(L)	3,102	131,091
Titan Machinery, Inc. (I)(L)	2,247	46,086

158

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Willis Lease Finance Corp. (I)	281	$3,723

		3,503,824

		31,536,853
Information Technology - 14.3%
Communications Equipment - 1.6%
Anaren, Inc. (I)	1,912	45,926
ARRIS Group, Inc. (I)	69,901	1,057,602
Aviat Networks, Inc. (I)	8,458	22,414
Aware, Inc.	3,300	17,985
Bel Fuse, Inc., Class B	2,040	32,477
Black Box Corp. (L)	2,323	62,512
Brocade Communications Systems, Inc. (I)	22,156	120,307
Calix, Inc. (I)	3,061	32,079
Communications Systems, Inc.	1,201	12,214
Comtech Telecommunications Corp. (L)	2,593	68,455
Digi International, Inc. (I)	4,754	45,591
EchoStar Corp., Class A (I)	4,314	171,309
Emulex Corp. (I)	11,777	73,371
Extreme Networks, Inc. (I)	7,190	25,596
Globecomm Systems, Inc. (I)	5,280	67,637
Harmonic, Inc. (I)	11,465	69,937
JDS Uniphase Corp. (I)	55,007	749,195
KVH Industries, Inc. (I)	2,148	28,332
Oclaro, Inc. (I)	4,713	4,854
Oplink Communications, Inc. (I)	1,681	28,611
Optical Cable Corp.	100	465
Performance Technologies, Inc. (I)	1,302	1,680
Polycom, Inc. (I)	4,442	50,328
Relm Wireless Corp. (I)	877	2,859
ShoreTel, Inc. (I)	939	3,794
Sonus Networks, Inc. (I)	4,900	15,729
Symmetricom, Inc. (I)	4,898	24,196
Tellabs, Inc.	2,464	5,100
Telular Corp.	200	2,508
Tessco Technologies, Inc.	1,768	40,416
UTStarcom Holdings Corp. (I)	1,426	4,050
Westell Technologies, Inc., Class A (I)	7,150	15,659

		2,903,188
Computers & Peripherals - 0.6%
Avid Technology, Inc. (I)	5,478	34,950
Concurrent Computer Corp.	526	3,966
Cray, Inc. (I)	28,344	516,144
Dot Hill Systems Corp. (I)	1,000	1,950
Electronics for Imaging, Inc. (I)	7,309	203,848
Hutchinson Technology, Inc. (I)	3,000	17,220
Imation Corp. (I)	7,779	31,894
Intermec, Inc. (I)	200	1,972
Interphase Corp. (I)	286	704
Intevac, Inc. (I)	3,303	15,887
Lexmark International, Inc., Class A	2,250	68,648
Novatel Wireless, Inc. (I)	6,924	23,680
QLogic Corp. (I)	2,153	20,970
Rimage Corp.	1,900	15,371
Xyratex, Ltd.	1,639	17,341

		974,545
Electronic Equipment, Instruments & Components - 2.8%
ADDvantage Technologies Group, Inc. (I)	471	1,060
Aeroflex Holding Corp. (I)	2,965	23,424
Agilysys, Inc. (I)	1,591	18,233
Arrow Electronics, Inc. (I)	13,183	524,156
Avnet, Inc. (I)	13,498	461,092

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
AVX Corp.	11,811	$141,496
Benchmark Electronics, Inc. (I)	4,167	81,257
Checkpoint Systems, Inc. (I)(L)	4,538	61,989
Coherent, Inc.	246	14,120
CTS Corp.	1,505	18,090
Daktronics, Inc.	3,426	35,185
Electro Rent Corp.	4,395	74,759
Electro Scientific Industries, Inc.	15,829	179,659
Fabrinet (I)	107	1,555
FEI Company	7,472	538,059
GSI Group, Inc. (I)	1,206	9,817
ID Systems, Inc. (I)	1,161	5,933
Identive Group, Inc. (I)	1,058	941
IEC Electronics Corp. (I)	558	1,953
Ingram Micro, Inc., Class A (I)	4,507	86,129
Insight Enterprises, Inc. (I)	5,138	98,907
IntriCon Corp. (I)	80	322
Itron, Inc. (I)	741	31,122
KEMET Corp. (I)	5,859	26,893
Key Tronic Corp. (I)(L)	1,300	14,768
Measurement Specialties, Inc. (I)	971	43,161
Mercury Computer Systems, Inc. (I)	2,241	19,586
Methode Electronics, Inc.	5,941	93,452
Multi-Fineline Electronix, Inc. (I)	3,338	53,074
NAPCO Security Technologies, Inc. (I)	868	3,767
Newport Corp. (I)	5,333	70,182
PAR Technology Corp. (I)	1,700	6,783
Park Electrochemical Corp.	1,480	35,742
PC Connection, Inc.	4,089	68,654
PC Mall, Inc. (I)	2,932	22,459
Perceptron, Inc.	1,146	8,102
Planar Systems, Inc. (I)	1,700	2,958
Plexus Corp. (I)	849	24,774
Power-One, Inc. (I)	1,950	12,344
Radisys Corp. (I)	3,312	16,560
Richardson Electronics, Ltd.	1,362	16,290
Rofin-Sinar Technologies, Inc. (I)	1,000	26,760
Rogers Corp. (I)	1,608	74,402
Sanmina Corp. (I)	78,694	1,068,665
ScanSource, Inc. (I)	1,905	60,827
SMTC Corp. (I)	363	788
SYNNEX Corp. (I)(L)	5,765	233,771
Tech Data Corp. (I)	4,799	240,526
TTM Technologies, Inc. (I)	10,402	84,048
Viasystems Group, Inc. (I)	286	3,609
Vicon Industries, Inc. (I)	102	271
Vishay Intertechnology, Inc. (I)(L)	19,790	288,142
Vishay Precision Group, Inc. (I)	1,509	21,820
Zygo Corp. (I)(L)	1,490	23,706

		5,076,142
Internet Software & Services - 1.2%
AOL, Inc. (I)	3,987	138,189
Bankrate, Inc. (I)	2,874	41,127
Blucora, Inc. (I)(L)	7,765	141,711
Dealertrack Technologies, Inc. (I)	862	27,791
Digital River, Inc. (I)	1,946	33,997
EarthLink, Inc.	12,905	76,527
Internap Network Services Corp. (I)	8,481	67,678
Keynote Systems, Inc.	1,100	13,860
Limelight Networks, Inc. (I)	1,035	2,453
Marchex, Inc., Class B	3,061	17,754
Market Leader, Inc. (I)	500	5,350

159

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Monster Worldwide, Inc. (I)(L)	4,505	$24,913
Perficient, Inc. (I)	2,874	36,212
RealNetworks, Inc. (I)	4,503	32,692
Reis, Inc. (I)	300	5,577
Soundbite Communications, Inc.	200	992
support.com, Inc. (I)	5,153	24,631
TechTarget, Inc. (I)	5,473	24,300
TheStreet.com, Inc.	6,959	13,779
United Online, Inc.	16,613	113,135
ValueClick, Inc. (I)	45,712	1,204,054
XO Group, Inc. (I)	3,587	37,090

		2,083,812
IT Services - 1.6%
Acxiom Corp. (I)	7,534	165,673
CACI International, Inc., Class A (I)(L)	4,232	271,440
CIBER, Inc. (I)	13,088	53,399
Convergys Corp. (L)	10,572	192,093
CoreLogic, Inc. (I)	6,557	171,793
CSG Systems International, Inc. (I)	1,093	23,642
Dynamics Research Corp. (I)	2,094	10,470
Euronet Worldwide, Inc. (I)	677	20,649
Jack Henry & Associates, Inc.	19,809	929,636
ManTech International Corp., Class A (L)	3,611	97,822
MAXIMUS, Inc.	11,401	850,857
ModusLink Global Solutions, Inc. (I)	9,124	26,186
Official Payments Holdings, Inc. (I)	1,809	11,668
StarTek, Inc. (I)	2,139	10,310
Sykes Enterprises, Inc. (I)	2,001	31,636
The Hackett Group, Inc.	9,407	47,411
Virtusa Corp. (I)	676	15,859

		2,930,544
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries, Inc. (I)	3,654	67,234
Alpha & Omega Semiconductor, Ltd. (I)	999	7,882
Amkor Technology, Inc. (I)(L)	7,144	32,434
Amtech Systems, Inc. (I)(L)	1,027	5,392
ANADIGICS, Inc. (I)	8,400	17,304
ATMI, Inc. (I)	6,478	154,630
Axcelis Technologies, Inc. (I)	3,500	5,600
AXT, Inc. (I)	3,200	9,088
Brooks Automation, Inc.	6,288	66,967
BTU International, Inc. (I)	682	1,685
Cascade Microtech, Inc. (I)	1,613	10,630
Cohu, Inc.	4,766	52,712
Cree, Inc. (I)	805	50,192
Diodes, Inc. (I)	918	21,665
DSP Group, Inc. (I)	4,257	33,801
Entropic Communications, Inc. (I)	2,167	9,275
Exar Corp. (I)(L)	7,653	86,326
Fairchild Semiconductor International, Inc. (I)	71,720	1,040,657
First Solar, Inc. (I)	1,524	82,875
FormFactor, Inc. (I)	6,280	36,989
GSI Technology, Inc. (I)	3,600	20,160
Hittite Microwave Corp. (I)	13,611	738,805
Ikanos Communications, Inc. (I)	1,900	2,565
Integrated Device Technology, Inc. (I)	24,164	205,877
Integrated Silicon Solution, Inc. (I)	4,650	50,313
International Rectifier Corp. (I)	10,474	230,219
Intersil Corp., Class A	11,073	90,799
IXYS Corp.	3,730	42,522
Kopin Corp. (I)	5,489	19,486
Kulicke & Soffa Industries, Inc. (I)	1,382	17,137

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp. (I)	123,479	$635,917
LTX-Credence Corp. (I)	5,519	31,293
Magnachip Semiconductor Corp. (I)	145	2,683
Marvell Technology Group, Ltd.	2,378	25,778
Mattson Technology, Inc. (I)	1,600	3,152
MEMSIC, Inc. (I)	1,771	7,226
MKS Instruments, Inc.	7,441	209,464
Nanometrics, Inc. (I)(L)	879	12,702
OmniVision Technologies, Inc. (I)(L)	5,547	102,453
Pericom Semiconductor Corp. (I)	5,042	35,344
Photronics, Inc. (I)(L)	13,324	101,662
PLX Technology, Inc. (I)	1,000	4,520
PMC-Sierra, Inc. (I)	12,080	72,601
Power Integrations, Inc.	8,941	381,691
Rudolph Technologies, Inc. (I)	4,412	54,091
Semtech Corp. (I)	29,200	1,066,968
Sigma Designs, Inc. (I)	4,474	20,536
Spansion, Inc., Class A (I)	2,249	30,811
SunEdison, Inc. (I)	9,085	73,316
SunPower Corp. (I)(L)	11,167	215,523
Supertex, Inc.	1,800	39,870
Tessera Technologies, Inc.	3,721	77,211
TriQuint Semiconductor, Inc. (I)	7,104	50,012
Ultra Clean Holdings (I)	429	2,492
Veeco Instruments, Inc. (I)(L)	23,686	1,004,050

		7,472,587
Software - 2.3%
Accelrys, Inc. (I)	5,260	43,868
Actuate Corp. (I)	52,492	354,321
AsiaInfo-Linkage, Inc. (I)	1,321	15,310
Cadence Design Systems, Inc. (I)(L)	65,416	989,744
EPIQ Systems, Inc.	4,064	49,296
ePlus, Inc.	1,505	74,844
GSE Systems, Inc. (I)	2,016	3,286
Informatica Corp. (I)	24,007	872,895
Mentor Graphics Corp.	4,600	87,354
MicroStrategy, Inc., Class A (I)	5,527	505,610
Progress Software Corp. (I)	645	15,164
Rosetta Stone, Inc. (I)(L)	916	15,590
Rovi Corp. (I)	407	10,501
Seachange International, Inc. (I)(L)	4,794	51,583
Smith Micro Software, Inc. (I)	3,270	4,218
SS&C Technologies Holdings, Inc. (I)	32,180	1,017,853
TeleCommunication Systems, Inc., Class A (I)	7,193	16,904
Telenav, Inc. (I)	366	1,863

		4,130,204

		25,571,022
Materials - 7.0%
Chemicals - 2.4%
A. Schulman, Inc.	3,906	112,883
American Pacific Corp. (I)	1,717	47,733
Axiall Corp.	7,700	332,255
Cabot Corp.	1,500	61,410
Chase Corp.	1,432	28,282
Chemtura Corp. (I)	5,048	115,751
Ferro Corp. (I)	3,432	23,544
FMC Corp.	13,852	868,659
FutureFuel Corp.	1,723	24,088
Innophos Holdings, Inc.	14,744	745,752
Innospec, Inc.	103	4,226
Intrepid Potash, Inc.	384	7,212

160

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
KMG Chemicals, Inc.	709	$15,747
Kraton Performance Polymers, Inc. (I)	264	5,475
Landec Corp. (I)	4,944	69,414
Minerals Technologies, Inc.	2,600	110,760
Olin Corp.	1,814	45,223
OM Group, Inc. (I)	5,098	149,575
OMNOVA Solutions, Inc. (I)	2,908	21,548
Penford Corp. (I)	2,346	27,847
PolyOne Corp.	52,144	1,339,579
Sensient Technologies Corp.	295	12,175
Zoltek Companies, Inc. (I)	6,505	83,134

		4,252,272
Construction Materials - 0.7%
Eagle Materials, Inc.	13,432	990,610
Headwaters, Inc. (I)	7,064	74,949
Texas Industries, Inc. (I)(L)	1,790	127,824

		1,193,383
Containers & Packaging - 1.0%
Boise, Inc.	13,800	111,228
Graphic Packaging Holding Company (I)	160,829	1,236,775
MeadWestvaco Corp.	1,763	61,705
Myers Industries, Inc.	5,702	83,876
Rock-Tenn Company, Class A	3,138	309,972

		1,803,556
Metals & Mining - 1.7%
A. M. Castle & Company (I)(L)	3,851	68,163
Century Aluminum Company (I)	11,480	113,767
Coeur d’Alene Mines Corp. (I)	10,706	151,918
Commercial Metals Company	2,047	31,565
Compass Minerals International, Inc.	7,089	618,586
Freeport-McMoRan Copper & Gold, Inc.	25	762
Friedman Industries, Inc.	1,405	13,643
General Moly, Inc. (I)	45	97
Haynes International, Inc.	12,205	597,313
Hecla Mining Company	2,428	9,299
Horsehead Holding Corp. (I)	9,941	114,421
Kaiser Aluminum Corp. (L)	3,426	217,345
Materion Corp. (L)	2,188	65,202
McEwen Mining, Inc. (I)	2,908	7,415
Noranda Aluminum Holding Corp.	2,332	9,421
Olympic Steel, Inc.	2,178	55,169
Reliance Steel & Aluminum Company	7,959	523,463
RTI International Metals, Inc. (I)(L)	5,200	150,852
Schnitzer Steel Industries, Inc., Class A (L)	475	11,733
Steel Dynamics, Inc.	2,367	36,310
Stillwater Mining Company (I)(L)	5,938	71,197
Synalloy Corp.	380	5,582
United States Steel Corp. (L)	3,458	61,172
Universal Stainless & Alloy (I)	1,778	56,345
Worthington Industries, Inc.	3,800	130,644

		3,121,384
Paper & Forest Products - 1.2%
Buckeye Technologies, Inc.	2,600	96,902
Clearwater Paper Corp. (I)	1,598	76,432
Domtar Corp. (L)	5,000	362,350
KapStone Paper and Packaging Corp.	3,381	98,083
Louisiana-Pacific Corp. (I)	21,381	375,664
Mercer International, Inc. (I)	6,255	43,034
Neenah Paper, Inc.	159	4,994
P.H. Glatfelter Company	5,514	136,361

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International, Inc.	20,617	$990,853

		2,184,673

		12,555,268
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	381	18,962
Cbeyond, Inc. (I)	1,183	10,162
Frontier Communications Corp. (L)	24,284	100,536
General Communication, Inc., Class A (I)	4,737	41,165
Hawaiian Telcom Holdco, Inc. (I)	53	1,366
HickoryTech Corp.	57	597
Inteliquent, Inc.	3,011	17,524
Iridium Communications, Inc. (I)	10,611	75,656
ORBCOMM, Inc. (I)	8,038	31,509
Premiere Global Services, Inc. (I)	7,824	94,279
Primus Telecommunications Group, Inc.	298	3,531
Vonage Holdings Corp. (I)	1,802	4,937

		400,224
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (I)	3,505	19,803
Shenandoah Telecommunications Company	411	6,839
T-Mobile US, Inc. (I)	850	18,216
Telephone & Data Systems, Inc.	11,252	261,609
United States Cellular Corp. (L)	4,446	176,506
USA Mobility, Inc.	3,600	48,528

		531,501

		931,725
Utilities - 0.7%
Gas Utilities - 0.6%
UGI Corp.	26,698	1,019,597
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (I)	2,495	60,803
Genie Energy, Ltd., B Shares (I)	1,746	14,998
Ormat Technologies, Inc.	1,949	44,476

		120,277
Water Utilities - 0.0%
Consolidated Water Company, Ltd.	1,250	13,488
SJW Corp. (L)	1,008	27,266

		40,754

		1,180,628

TOTAL COMMON STOCKS (Cost $121,258,417)		$176,933,096

SECURITIES LENDING COLLATERAL - 17.3%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	3,094,561	30,971,606

TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,963,144)		$30,971,606

161

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	3,350,088	3,350,088

TOTAL SHORT-TERM INVESTMENTS (Cost $3,350,088)		$3,350,088

Total Investments (Small Cap Opportunities Fund)
(Cost $155,571,649) - 117.9%		$211,254,790
Other assets and liabilities, net - (17.9%)		(32,118,999)

TOTAL NET ASSETS - 100.0%		$179,135,791

Small Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.0%
Consumer Discretionary - 12.3%
Diversified Consumer Services - 1.6%
Matthews International Corp., Class A	61,600	$2,362,360
Hotels, Restaurants & Leisure - 2.3%
CEC Entertainment, Inc.	68,700	2,751,435
Choice Hotels International, Inc. (L)	15,100	596,148

		3,347,583
Household Durables - 1.9%
Helen of Troy, Ltd. (I)	70,600	2,800,702
Multiline Retail - 1.6%
Fred’s, Inc., Class A	141,700	2,247,362
Specialty Retail - 4.9%
Ascena Retail Group, Inc. (I)	140,100	2,848,233
Stage Stores, Inc.	73,000	1,679,730
The Cato Corp., Class A	103,470	2,576,403

		7,104,366

		17,862,373
Consumer Staples - 2.1%
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc. (L)	31,500	1,913,940
Food Products - 0.8%
Post Holdings, Inc. (I)	27,900	1,177,101

		3,091,041
Energy - 5.8%
Energy Equipment & Services - 2.7%
Bristow Group, Inc.	10,700	672,495
Era Group, Inc. (I)	52,648	1,356,212
SEACOR Holdings, Inc. (L)	23,748	1,823,609

		3,852,316
Oil, Gas & Consumable Fuels - 3.1%
Diamondback Energy, Inc. (I)(L)	37,325	1,260,465
Halcon Resources Corp. (I)(L)	71,104	375,429
Scorpio Tankers, Inc.	307,300	2,916,277

		4,552,171

		8,404,487
Financials - 19.5%
Commercial Banks - 8.7%
First Busey Corp.	214,202	938,205
First Midwest Bancorp, Inc.	151,100	1,988,476

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Niagara Financial Group, Inc.	152,880	$1,493,638
Hancock Holding Company	42,000	1,199,100
International Bancshares Corp.	110,300	2,402,334
MB Financial, Inc.	61,800	1,576,518
Webster Financial Corp.	99,400	2,320,990
Westamerica Bancorp. (L)	15,300	688,959

		12,608,220
Insurance - 5.2%
AMERISAFE, Inc.	37,700	1,279,161
Assured Guaranty, Ltd.	72,900	1,648,998
National Financial Partners Corp. (I)	41,100	1,036,131
Platinum Underwriters Holdings, Ltd.	25,100	1,433,210
Primerica, Inc.	60,600	2,134,332

		7,531,832
Real Estate Investment Trusts - 3.3%
Campus Crest Communities, Inc.	123,329	1,560,112
DiamondRock Hospitality Company	123,512	1,174,599
Mack-Cali Realty Corp.	35,400	938,100
Summit Hotel Properties, Inc.	111,000	1,095,570

		4,768,381
Thrifts & Mortgage Finance - 2.3%
Flushing Financial Corp.	71,168	1,112,356
Northwest Bancshares, Inc. (L)	185,200	2,296,480

		3,408,836

		28,317,269
Health Care - 11.1%
Health Care Equipment & Supplies - 3.2%
Haemonetics Corp. (I)	7,830	323,222
ICU Medical, Inc. (I)	35,500	2,534,345
STERIS Corp.	40,000	1,813,600

		4,671,167
Health Care Providers & Services - 2.8%
Amsurg Corp. (I)	72,500	2,575,925
Corvel Corp. (I)	29,100	1,511,163

		4,087,088
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (I)	84,100	1,164,785
Life Sciences Tools & Services - 4.3%
Charles River
Laboratories International, Inc. (I)	78,900	3,417,159
ICON PLC (I)	83,100	2,853,654

		6,270,813

		16,193,853
Industrials - 22.8%
Aerospace & Defense - 1.2%
Cubic Corp.	37,700	1,794,520
Air Freight & Logistics - 2.3%
Atlas Air Worldwide Holdings, Inc. (I)	41,300	1,917,146
UTi Worldwide, Inc.	91,900	1,454,777

		3,371,923
Commercial Services & Supplies - 6.6%
ACCO Brands Corp. (I)(L)	256,650	1,835,048
G&K Services, Inc., Class A	57,750	2,789,903
McGrath RentCorp.	6,300	208,089
Standard Parking Corp. (I)	74,998	1,673,205

162

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
United Stationers, Inc. (L)	90,260	$3,114,873

		9,621,118
Electrical Equipment - 4.3%
Acuity Brands, Inc.	17,120	1,285,198
Belden, Inc.	91,300	4,879,985

		6,165,183
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	25,970	1,698,698
Machinery - 5.4%
Albany International Corp., Class A	85,500	2,713,770
ESCO Technologies, Inc. (L)	57,300	1,840,476
Mueller Industries, Inc.	61,000	3,321,450

		7,875,696
Trading Companies & Distributors - 1.8%
GATX Corp.	52,500	2,621,325

		33,148,463
Information Technology - 10.4%
Computers & Peripherals - 1.6%
Diebold, Inc.	71,800	2,312,678
Electronic Equipment, Instruments & Components - 3.3%
Coherent, Inc.	23,700	1,360,380
MTS Systems Corp.	31,700	1,913,412
ScanSource, Inc. (I)	48,700	1,554,991

		4,828,783
IT Services - 2.4%
Forrester Research, Inc.	60,500	2,191,915
MAXIMUS, Inc.	17,884	1,334,683

		3,526,598
Office Electronics - 1.2%
Zebra Technologies Corp., Class A (I)	39,500	1,803,570
Software - 1.9%
Verint Systems, Inc. (I)	38,900	1,305,873
Websense, Inc. (I)	58,300	1,448,755

		2,754,628

		15,226,257
Materials - 7.8%
Chemicals - 4.3%
Innospec, Inc.	44,000	1,805,320
Koppers Holdings, Inc.	30,000	1,235,100
Sensient Technologies Corp.	33,600	1,386,672
Zep, Inc.	113,000	1,873,540

		6,300,632
Containers & Packaging - 2.3%
Aptargroup, Inc.	34,800	1,973,856
Greif, Inc., Class A	25,000	1,302,500

		3,276,356
Paper & Forest Products - 1.2%
Deltic Timber Corp.	27,900	1,760,490

		11,337,478
Utilities - 4.2%
Electric Utilities - 1.0%
UNS Energy Corp.	30,100	1,411,088
Gas Utilities - 3.2%
Atmos Energy Corp.	40,700	1,718,354

Small Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
New Jersey Resources Corp.	14,300	$648,934
The Laclede Group, Inc.	25,700	1,216,381
WGL Holdings, Inc.	25,400	1,090,168

		4,673,837

		6,084,925

TOTAL COMMON STOCKS (Cost $90,908,969)		$139,666,146

SECURITIES LENDING COLLATERAL - 5.1%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	733,197	7,338,124

TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,336,494)		$7,338,124

SHORT-TERM INVESTMENTS - 3.4%
Repurchase Agreement - 3.4%
Deutsche Tri-Party Repurchase Agreement
dated 05/31/2013 at 0.100% to be
repurchased at $5,000,042 on 06/03/2013,
collateralized by $5,020,400 Government
National Mortgage Association, 3.100% due
05/15/2035 (valued at $5,100,000
including interest)	$5,000,000	$5,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,000,000)		$5,000,000

Total Investments (Small Cap Value Fund)
(Cost $103,245,463) - 104.5%		$152,004,270
Other assets and liabilities, net - (4.5%)		(6,556,068)

TOTAL NET ASSETS - 100.0%		$145,448,202

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.0%
Consumer Discretionary - 15.9%
Auto Components - 1.8%
Tenneco, Inc. (I)	26,447	$1,173,180
TRW Automotive Holdings Corp. (I)	14,569	922,946

		2,096,126
Distributors - 1.0%
Pool Corp.	23,298	1,198,682
Hotels, Restaurants & Leisure - 4.4%
Choice Hotels International, Inc. (L)	16,284	642,892
Domino’s Pizza, Inc.	21,690	1,285,566
Jack in the Box, Inc. (I)	28,475	1,039,053
Life Time Fitness, Inc. (I)(L)	19,425	968,142
Penn National Gaming, Inc. (I)	24,313	1,338,188

		5,273,841
Household Durables - 1.6%
Ethan Allen Interiors, Inc.	27,417	860,071
The Ryland Group, Inc. (L)	24,085	1,090,569

		1,950,640
Leisure Equipment & Products - 0.7%
Brunswick Corp.	23,221	779,529

163

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 1.0%
Sinclair Broadcast Group, Inc., Class A	46,452	$1,255,598
Specialty Retail - 3.9%
DSW, Inc., Class A	15,063	1,114,511
Group 1 Automotive, Inc.	14,466	919,314
Monro Muffler Brake, Inc.	18,908	889,054
Tractor Supply Company	9,754	1,092,253
Vitamin Shoppe, Inc. (I)	13,698	599,151

		4,614,283
Textiles, Apparel & Luxury Goods - 1.5%
Steven Madden, Ltd. (I)	18,482	896,377
Under Armour, Inc., Class A (I)	14,525	900,550

		1,796,927

		18,965,626
Consumer Staples - 2.4%
Food & Staples Retailing - 0.7%
Harris Teeter Supermarkets, Inc.	16,613	780,811
Food Products - 1.7%
B&G Foods, Inc.	32,797	943,898
Lancaster Colony Corp.	13,291	1,096,109

		2,040,007

		2,820,818
Energy - 7.0%
Energy Equipment & Services - 3.3%
Atwood Oceanics, Inc. (I)	16,661	874,869
Dresser-Rand Group, Inc. (I)	15,896	963,298
Dril-Quip, Inc. (I)	12,055	1,090,375
Lufkin Industries, Inc.	1,643	145,011
Patterson-UTI Energy, Inc.	43,146	906,497

		3,980,050
Oil, Gas & Consumable Fuels - 3.7%
Berry Petroleum Company, Class A	19,557	847,014
Energen Corp.	18,130	982,465
Oasis Petroleum, Inc. (I)	27,967	1,039,254
Resolute Energy Corp. (I)	54,428	458,284
Ultra Petroleum Corp. (I)(L)	44,408	1,011,614

		4,338,631

		8,318,681
Financials - 10.9%
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (I)	7,779	1,275,756
Greenhill & Company, Inc.	14,648	729,617
SEI Investments Company	35,252	1,079,064
Stifel Financial Corp. (I)(L)	31,728	1,141,891

		4,226,328
Commercial Banks - 3.8%
East West Bancorp, Inc.	35,334	930,698
Huntington Bancshares, Inc.	95,462	739,831
PrivateBancorp, Inc.	47,414	917,935
Prosperity Bancshares, Inc.	18,208	912,039
SVB Financial Group (I)	13,380	1,035,478

		4,535,981
Insurance - 1.8%
Brown & Brown, Inc.	34,462	1,112,089
HCC Insurance Holdings, Inc.	23,829	1,021,073

		2,133,162

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.7%
Colonial Properties Trust	38,300	$846,813
Corrections Corp. of America	35,069	1,232,675

		2,079,488

		12,974,959
Health Care - 17.9%
Biotechnology - 4.0%
Acorda Therapeutics, Inc. (I)	18,519	619,461
Amarin Corp. PLC, ADR (I)(L)	56,500	394,935
BioMarin Pharmaceutical, Inc. (I)	15,297	959,122
Incyte Corp. (I)(L)	41,437	918,658
Seattle Genetics, Inc. (I)(L)	23,965	822,479
United Therapeutics Corp. (I)	15,532	1,032,412

		4,747,067
Health Care Equipment & Supplies - 4.4%
Insulet Corp. (I)	26,114	779,764
Masimo Corp.	28,985	627,525
Meridian Bioscience, Inc.	24,202	523,005
NuVasive, Inc. (I)	31,969	694,367
Sirona Dental Systems, Inc. (I)	11,645	826,096
STERIS Corp.	23,870	1,082,266
Thoratec Corp. (I)	23,839	743,062

		5,276,085
Health Care Providers & Services - 5.1%
Centene Corp. (I)	25,936	1,283,832
Chemed Corp.	14,037	982,871
Health Management
Associates, Inc., Class A (I)	70,215	968,265
HealthSouth Corp. (I)	31,478	921,991
MEDNAX, Inc. (I)	10,082	935,912
VCA Antech, Inc. (I)	38,143	974,935

		6,067,806
Health Care Technology - 0.4%
HMS Holdings Corp. (I)	21,843	543,891
Life Sciences Tools & Services - 2.3%
PAREXEL International Corp. (I)	31,861	1,455,729
PerkinElmer, Inc.	23,828	746,293
Techne Corp.	8,577	570,456

		2,772,478
Pharmaceuticals - 1.7%
Jazz Pharmaceuticals PLC (I)	14,835	1,008,335
Salix Pharmaceuticals, Ltd. (I)	16,382	993,896

		2,002,231

		21,409,558
Industrials - 16.1%
Aerospace & Defense - 2.0%
Hexcel Corp. (I)	34,438	1,197,409
TransDigm Group, Inc.	7,855	1,147,616

		2,345,025
Air Freight & Logistics - 1.6%
Forward Air Corp.	23,881	925,866
Hub Group, Inc., Class A (I)	25,027	908,730

		1,834,596
Building Products - 1.0%
AO Smith Corp.	31,412	1,231,350
Commercial Services & Supplies - 0.8%
Tetra Tech, Inc. (I)	34,870	961,366

164

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 0.9%
MasTec, Inc. (I)	32,006	$1,017,791
Electrical Equipment - 1.3%
Acuity Brands, Inc.	13,218	992,275
Regal-Beloit Corp.	8,629	582,544

		1,574,819
Machinery - 5.4%
Crane Company	16,375	978,406
ITT Corp.	32,842	990,186
Lincoln Electric Holdings, Inc.	20,512	1,226,618
Lindsay Corp.	12,079	981,419
WABCO Holdings, Inc. (I)	13,206	995,997
Wabtec Corp.	11,517	1,266,985

		6,439,611
Marine - 0.9%
Kirby Corp. (I)	13,771	1,075,240
Road & Rail - 0.5%
Swift Transportation Company (I)	37,313	628,351
Trading Companies & Distributors - 1.7%
Watsco, Inc.	11,785	1,028,241
WESCO International, Inc. (I)	13,673	1,015,357

		2,043,598

		19,151,747
Information Technology - 22.5%
Communications Equipment - 0.6%
ARRIS Group, Inc. (I)	51,148	773,869
Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp.	19,020	854,569
IPG Photonics Corp.	10,712	635,222
Littelfuse, Inc.	14,576	1,071,190
National Instruments Corp.	29,209	829,536
SYNNEX Corp. (I)(L)	20,969	850,293

		4,240,810
Internet Software & Services - 3.4%
CoStar Group, Inc. (I)	16,166	1,807,520
Dealertrack Technologies, Inc. (I)	26,688	860,421
ValueClick, Inc. (I)	52,887	1,393,044

		4,060,985
IT Services - 0.9%
Alliance Data Systems Corp. (I)(L)	5,408	957,703
EPAM Systems, Inc. (I)	3,824	88,564

		1,046,267
Semiconductors & Semiconductor Equipment - 4.4%
Microsemi Corp. (I)	37,791	828,757
MKS Instruments, Inc.	25,431	715,883
Power Integrations, Inc. (L)	22,323	952,969
Semtech Corp. (I)	28,785	1,051,804
Silicon Laboratories, Inc. (I)	19,617	842,746
Teradyne, Inc. (I)(L)	48,822	875,867

		5,268,026
Software - 9.6%
ANSYS, Inc. (I)	13,406	998,747
Aspen Technology, Inc. (I)	50,436	1,544,350
Cadence Design Systems, Inc. (I)	64,738	979,486
CommVault Systems, Inc. (I)	13,504	945,280
Informatica Corp. (I)	33,245	1,208,788
Interactive Intelligence Group (I)	19,424	975,085
Manhattan Associates, Inc. (I)	22,355	1,677,296

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Mentor Graphics Corp.	49,231	$934,897
MICROS Systems, Inc. (I)	20,414	861,471
MicroStrategy, Inc., Class A (I)	6,135	561,230
SolarWinds, Inc. (I)	19,390	817,289

		11,503,919

		26,893,876
Materials - 3.3%
Chemicals - 1.9%
Intrepid Potash, Inc.	20,251	380,314
Olin Corp.	37,539	935,847
Rockwood Holdings, Inc.	14,086	938,973

		2,255,134
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	8,829	962,626
Metals & Mining - 0.6%
Carpenter Technology Corp.	15,686	755,438

		3,973,198
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
SBA Communications Corp., Class A (I)	19,208	1,445,786
Utilities - 0.8%
Electric Utilities - 0.8%
ITC Holdings Corp.	10,980	950,539

TOTAL COMMON STOCKS (Cost $76,831,378)		$116,904,788

SECURITIES LENDING COLLATERAL - 7.0%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	832,552	8,332,510

TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,332,424)		$8,332,510

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	2,378,088	2,378,088

TOTAL SHORT-TERM INVESTMENTS (Cost $2,378,088)		$2,378,088

Total Investments (Small Company Growth Fund)
(Cost $87,541,890) - 107.0%		$127,615,386
Other assets and liabilities, net - (7.0%)		(8,365,298)

TOTAL NET ASSETS - 100.0%		$119,250,088

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.5%
Consumer Discretionary - 14.8%
Auto Components - 1.4%
Drew Industries, Inc.	97,500	$3,685,500
Modine Manufacturing Company (I)	145,000	1,486,250

		5,171,750
Automobiles - 0.7%
Winnebago Industries, Inc. (I)(L)	122,200	2,536,872

165

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors - 1.1%
Pool Corp.	79,200	$4,074,840
Diversified Consumer Services - 1.5%
Ascent Capital Group, Inc., Class A (I)	34,400	2,494,344
Matthews International Corp., Class A (L)	79,600	3,052,660

		5,547,004
Hotels, Restaurants & Leisure - 0.8%
Orient-Express Hotels, Ltd., Class A (I)	168,800	1,998,592
Red Robin Gourmet Burgers, Inc. (I)	19,100	1,002,941

		3,001,533
Household Durables - 2.5%
CSS Industries, Inc.	63,700	1,761,305
Ethan Allen Interiors, Inc. (L)	52,600	1,650,062
M/I Homes, Inc. (I)(L)	54,200	1,346,870
Meritage Homes Corp. (I)	88,000	4,167,680
Stanley Furniture Company, Inc. (I)	60,400	247,036

		9,172,953
Leisure Equipment & Products - 0.4%
Brunswick Corp. (L)	43,200	1,450,224
Media - 0.6%
Saga Communications, Inc., Class A	48,400	2,228,820
Multiline Retail - 0.4%
Fred’s, Inc., Class A (L)	77,600	1,230,736
Specialty Retail - 4.4%
Aaron’s, Inc.	240,200	6,747,218
Haverty Furniture Companies, Inc.	111,900	2,754,978
MarineMax, Inc. (I)(L)	102,200	1,174,278
Stein Mart, Inc.	177,600	2,296,368
The Men’s Wearhouse, Inc. (L)	78,500	2,841,700

		15,814,542
Textiles, Apparel & Luxury Goods - 1.0%
Culp, Inc.	70,700	1,219,575
Fifth & Pacific Companies, Inc. (I)	70,800	1,521,492
The Jones Group, Inc.	5,900	85,963
True Religion Apparel, Inc.	21,700	690,928

		3,517,958

		53,747,232
Consumer Staples - 0.6%
Food & Staples Retailing - 0.4%
Nash Finch Company	56,100	1,219,053
Tobacco - 0.2%
Alliance One International, Inc. (I)(L)	222,600	810,264

		2,029,317
Energy - 5.5%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (I)	33,400	1,753,834
C&J Energy Services, Inc. (I)(L)	49,300	916,980
CARBO Ceramics, Inc. (L)	22,500	1,482,750
Hercules Offshore, Inc. (I)	119,200	823,672
TETRA Technologies, Inc. (I)	154,600	1,609,386

		6,586,622
Oil, Gas & Consumable Fuels - 3.7%
Cloud Peak Energy, Inc. (I)(L)	79,800	1,532,160
GasLog, Ltd.	152,800	2,045,992
Northern Oil and Gas, Inc. (I)(L)	138,900	1,829,313
Oasis Petroleum, Inc. (I)(L)	93,200	3,463,312
PDC Energy, Inc. (I)(L)	42,500	2,175,575

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Swift Energy Company (I)(L)	106,200	$1,440,072
Teekay Tankers, Ltd., Class A (L)	256,600	721,046

		13,207,470

		19,794,092
Financials - 23.4%
Capital Markets - 3.4%
Ares Capital Corp.	202,300	3,471,468
Hercules Technology Growth Capital, Inc.	190,500	2,552,700
JMP Group, Inc.	74,100	507,585
KCAP Financial, Inc. (L)	131,100	1,443,411
Piper Jaffray Companies (I)	28,400	1,014,164
Safeguard Scientifics, Inc. (I)(L)	63,400	1,000,452
Stifel Financial Corp. (I)(L)	61,100	2,198,989

		12,188,769
Commercial Banks - 7.0%
Columbia Banking System, Inc. (L)	55,800	1,218,672
East West Bancorp, Inc.	218,895	5,765,694
Glacier Bancorp, Inc.	144,300	2,805,192
Home BancShares, Inc. (L)	91,300	3,843,730
Signature Bank (I)(L)	34,500	2,662,710
SVB Financial Group (I)	74,000	5,726,860
Wintrust Financial Corp. (L)	86,300	3,256,962

		25,279,820
Diversified Financial Services - 0.5%
Compass Diversified Holdings	107,800	1,859,550
Insurance - 5.1%
Assured Guaranty, Ltd.	68,402	1,547,253
Employers Holdings, Inc.	51,000	1,261,740
Markel Corp. (I)	6,090	3,184,400
Meadowbrook Insurance Group, Inc. (L)	219,400	1,759,588
National Interstate Corp.	97,300	2,822,673
ProAssurance Corp.	157,900	7,926,580

		18,502,234
Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	58,800	1,524,096
CBL & Associates Properties, Inc.	149,800	3,443,902
Cedar Realty Trust, Inc.	169,800	976,350
First Potomac Realty Trust	131,200	1,794,816
Hatteras Financial Corp.	45,700	1,179,974
Kilroy Realty Corp.	72,000	3,809,520
Kite Realty Group Trust	215,800	1,309,906
LaSalle Hotel Properties	101,400	2,676,960
Potlatch Corp.	61,800	2,807,574
PS Business Parks, Inc.	7,800	595,218
Redwood Trust, Inc.	138,800	2,659,408
Saul Centers, Inc.	26,400	1,182,456
Washington Real Estate Investment Trust (L)	55,200	1,535,664

		25,495,844
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc. (L)	117,600	1,513,512

		84,839,729
Health Care - 3.8%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	87,300	1,148,868
Health Care Equipment & Supplies - 2.2%
Analogic Corp.	25,300	2,011,097
Quidel Corp. (I)(L)	76,100	1,819,551

166

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	58,700	$4,023,885

		7,854,533
Health Care Providers & Services - 1.3%
Landauer, Inc. (L)	24,600	1,308,228
National Healthcare Corp.	45,600	2,165,544
Triple-S Management Corp., Class B (I)	66,530	1,408,440

		4,882,212

		13,885,613
Industrials - 25.0%
Aerospace & Defense - 0.3%
Kratos Defense &
Security Solutions, Inc. (I)(L)	159,300	925,533
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (I)	61,800	2,243,958
Airlines - 1.3%
Alaska Air Group, Inc. (I)	86,000	4,886,520
Building Products - 1.5%
Gibraltar Industries, Inc. (I)	127,500	2,069,325
Quanex Building Products Corp.	73,200	1,354,932
Universal Forest Products, Inc. (L)	53,000	2,094,030

		5,518,287
Commercial Services & Supplies - 3.7%
G&K Services, Inc., Class A	66,100	3,193,291
McGrath RentCorp. (L)	123,600	4,082,508
Mine Safety Appliances Company	64,200	3,204,864
Waste Connections, Inc. (L)	69,400	2,792,656

		13,273,319
Construction & Engineering - 1.3%
Aegion Corp. (I)(L)	110,400	2,520,432
Comfort Systems USA, Inc.	98,100	1,355,742
Pike Electric Corp.	56,600	687,690

		4,563,864
Electrical Equipment - 1.7%
Belden, Inc.	72,600	3,880,470
Franklin Electric Company, Inc.	63,800	2,157,078

		6,037,548
Machinery - 5.0%
Astec Industries, Inc.	41,300	1,458,716
CIRCOR International, Inc.	45,300	2,314,830
IDEX Corp. (L)	56,600	3,115,830
Nordson Corp.	68,300	4,864,326
Proto Labs, Inc. (I)	18,100	999,844
RBC Bearings, Inc. (I)	19,300	944,928
Sun Hydraulics Corp.	42,300	1,372,635
Woodward, Inc.	81,600	3,194,640

		18,265,749
Marine - 1.5%
Kirby Corp. (I)(L)	71,400	5,574,912
Professional Services - 1.6%
FTI Consulting, Inc. (I)	28,800	1,094,112
Navigant Consulting Company (I)	132,600	1,747,668
On Assignment, Inc. (I)	108,500	2,825,340
The Dolan Company (I)	114,200	170,158

		5,837,278
Road & Rail - 3.9%
Genesee & Wyoming, Inc., Class A (I)	77,000	6,856,850

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Landstar System, Inc.	128,100	$6,762,399
Universal Truckload Services, Inc. (I)	19,200	490,560

		14,109,809
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. (I)(L)	176,800	7,287,696
Kaman Corp. (L)	58,300	1,976,953

		9,264,649

		90,501,426
Information Technology - 9.6%
Communications Equipment - 1.0%
Ixia (I)	155,300	2,441,316
Sonus Networks, Inc. (I)	363,200	1,165,872

		3,607,188
Computers & Peripherals - 0.2%
Xyratex, Ltd.	72,100	762,818
Electronic Equipment, Instruments & Components - 3.9%
Cognex Corp.	26,900	1,208,617
Electro Rent Corp.	149,100	2,536,191
Electro Scientific Industries, Inc.	137,600	1,561,760
Fabrinet (I)	11,000	159,830
Littelfuse, Inc.	51,200	3,762,688
Methode Electronics, Inc.	57,400	902,902
Newport Corp. (I)	89,500	1,177,820
SYNNEX Corp. (I)(L)	68,900	2,793,895

		14,103,703
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (I)	118,400	2,178,560
ATMI, Inc. (I)	55,500	1,324,785
Brooks Automation, Inc.	110,000	1,171,500
Cabot Microelectronics Corp. (I)(L)	71,300	2,548,975
Entegris, Inc. (I)	149,900	1,561,958
Teradyne, Inc. (I)(L)	135,700	2,434,458

		11,220,236
Software - 1.4%
Accelrys, Inc. (I)	79,900	666,366
Progress Software Corp. (I)	124,200	2,919,942
Websense, Inc. (I)	56,100	1,394,085

		4,980,393

		34,674,338
Materials - 10.1%
Chemicals - 2.7%
American Vanguard Corp.	90,500	2,756,630
Innospec, Inc.	117,500	4,821,025
Minerals Technologies, Inc.	54,000	2,300,400

		9,878,055
Construction Materials - 0.4%
Texas Industries, Inc. (I)(L)	21,000	1,499,610
Containers & Packaging - 1.9%
Aptargroup, Inc.	85,000	4,821,200
Myers Industries, Inc.	141,500	2,081,465

		6,902,665
Metals & Mining - 3.0%
AMCOL International Corp. (L)	58,800	1,879,836
Carpenter Technology Corp.	60,900	2,932,944
Franco-Nevada Corp.	39,500	1,648,199
North American Palladium, Ltd. (I)(L)	542,900	591,761

167

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Royal Gold, Inc. (L)	36,100	$1,976,836
Schnitzer Steel Industries, Inc., Class A (L)	42,500	1,049,750
Stillwater Mining Company (I)	68,100	816,519

		10,895,845
Paper & Forest Products - 2.1%
Clearwater Paper Corp. (I)	64,600	3,089,818
Deltic Timber Corp.	42,900	2,706,990
Wausau Paper Corp. (L)	139,700	1,631,696

		7,428,504

		36,604,679
Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (I)	159,700	1,924,385
Utilities - 4.2%
Electric Utilities - 2.4%
Cleco Corp.	84,300	3,836,493
El Paso Electric Company	76,500	2,737,935
PNM Resources, Inc.	70,600	1,582,852
UNS Energy Corp.	9,800	459,424

		8,616,704
Gas Utilities - 0.7%
Southwest Gas Corp.	58,000	2,746,300
Multi-Utilities - 1.1%
Black Hills Corp.	39,300	1,865,571
NorthWestern Corp.	51,100	2,103,276

		3,968,847

		15,331,851

TOTAL COMMON STOCKS (Cost $207,252,577)		$353,332,662

INVESTMENT COMPANIES - 0.3%
iShares Russell 2000 Value Index Fund (L)	13,700	1,182,584

TOTAL INVESTMENT COMPANIES (Cost $973,730)		$1,182,584

SECURITIES LENDING COLLATERAL - 15.3%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	5,541,295	55,459,499

TOTAL SECURITIES LENDING
COLLATERAL (Cost $55,424,394)		$55,459,499

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,119,649	1,119,649
T. Rowe Price Reserve Investment
Fund, 0.0578% (Y)	6,876,140	6,876,140

		7,995,789

TOTAL SHORT-TERM INVESTMENTS (Cost $7,995,789)		$7,995,789

Total Investments (Small Company Value Fund)
(Cost $271,646,490) - 115.3%		$417,970,534
Other assets and liabilities, net - (15.3%)		(55,415,255)

TOTAL NET ASSETS - 100.0%		$362,555,279

Smaller Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.7%
Consumer Discretionary - 14.1%
Auto Components - 1.1%
American Axle &
Manufacturing Holdings, Inc. (I)	1,014	$18,039
Cooper Tire & Rubber Company	12,305	317,961
Dorman Products, Inc.	676	30,102
Drew Industries, Inc.	493	18,635
Federal-Mogul Corp. (I)	286	2,789
Fuel Systems Solutions, Inc. (I)	342	5,332
Gentherm, Inc. (I)	691	12,728
Modine Manufacturing Company (I)	1,040	10,660
Stoneridge, Inc. (I)	215	2,410
Tenneco, Inc. (I)	19,303	856,281

		1,274,937
Automobiles - 1.1%
Harley-Davidson, Inc.	22,880	1,247,875
Thor Industries, Inc.	1,043	44,547
Winnebago Industries, Inc. (I)	651	13,515

		1,305,937
Distributors - 0.4%
Pool Corp.	8,326	428,373
Diversified Consumer Services - 1.8%
American Public Education, Inc. (I)	392	14,912
Apollo Group, Inc., Class A (I)	818	16,352
Ascent Capital Group, Inc., Class A (I)	181	13,124
Capella Education Company (I)	7,253	315,921
Career Education Corp. (I)	854	2,545
Coinstar, Inc. (I)	647	37,681
Grand Canyon Education, Inc. (I)	13,678	439,337
ITT Educational Services, Inc. (I)	379	9,085
K12, Inc. (I)(L)	43,082	1,280,397
LifeLock, Inc. (I)	1,005	10,372
Matthews International Corp., Class A	641	24,582
Sotheby’s	1,573	58,594

		2,222,902
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (I)	10,384	378,601
Ameristar Casinos, Inc.	764	20,017
Bally Technologies, Inc. (I)	958	54,558
Biglari Holdings, Inc. (I)	9	3,623
BJ’s Restaurants, Inc. (I)	587	22,036
Bloomin’ Brands, Inc. (I)	564	13,119
Boyd Gaming Corp. (I)	847	11,036
Bravo Brio Restaurant Group, Inc. (I)	432	7,776
Brinker International, Inc.	1,640	64,304
Buffalo Wild Wings, Inc. (I)(L)	432	41,455
Caesars Entertainment Corp. (I)	871	12,621
CEC Entertainment, Inc.	138	5,527
Choice Hotels International, Inc.	372	14,687
Chuy’s Holdings, Inc. (I)	338	11,779
Del Frisco’s Restaurant Group, Inc. (I)	248	4,610
Denny’s Corp. (I)	41,022	247,363
DineEquity, Inc.	378	27,363
Domino’s Pizza, Inc.	1,308	77,525
Ignite Restaurant Group, Inc. (I)	178	3,257
Interval Leisure Group, Inc.	791	17,094
Jack in the Box, Inc. (I)	958	34,957
Krispy Kreme Doughnuts, Inc. (I)	1,360	23,555
Life Time Fitness, Inc. (I)(L)	950	47,348
Marriott Vacations Worldwide Corp. (I)	489	21,638
Orient-Express Hotels, Ltd., Class A (I)	2,148	25,432
Papa John’s International, Inc. (I)	390	25,128

168

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc. (I)	676	$13,304
Red Robin Gourmet Burgers, Inc. (I)	154	8,087
Scientific Games Corp., Class A (I)	1,084	11,805
SHFL Entertainment, Inc. (I)	1,304	22,494
Six Flags Entertainment Corp.	6,216	463,527
Sonic Corp. (I)	1,225	16,084
Texas Roadhouse, Inc.	1,445	34,174
The Cheesecake Factory, Inc.	1,159	46,267
Vail Resorts, Inc.	416	26,645

		1,858,796
Household Durables - 0.2%
Beazer Homes USA, Inc. (I)	291	6,024
Blyth, Inc.	118	1,653
Cavco Industries, Inc. (I)	145	6,947
Ethan Allen Interiors, Inc.	602	18,885
Helen of Troy, Ltd. (I)	245	9,719
Hovnanian Enterprises, Inc., Class A (I)	2,589	15,896
iRobot Corp. (I)	613	20,713
KB Home	1,742	38,603
La-Z-Boy, Inc.	1,213	22,404
Libbey, Inc. (I)	455	9,628
M/I Homes, Inc. (I)	276	6,859
Meritage Homes Corp. (I)	787	37,272
NACCO Industries, Inc., Class A	118	6,610
Skullcandy, Inc. (I)	101	584
Standard Pacific Corp. (I)	3,506	31,028
The Ryland Group, Inc. (L)	1,053	47,680
Zagg, Inc. (I)	202	1,020

		281,525
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (I)	289	10,277
Groupon, Inc. (I)(L)	6,079	46,687
HomeAway, Inc. (I)(L)	775	23,700
HSN, Inc.	893	50,803
Liberty Ventures, Series A (I)	819	66,806
Orbitz Worldwide, Inc. (I)	614	4,636
Overstock.com, Inc. (I)	387	10,031
Shutterfly, Inc. (I)	7,894	384,754
Vitacost.com, Inc. (I)	505	4,131

		601,825
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	9,545	447,565
Brunswick Corp.	2,089	70,128
LeapFrog Enterprises, Inc. (I)	1,364	13,053
Smith & Wesson Holding Corp. (I)	1,487	13,547
Sturm Ruger & Company, Inc.	446	22,425

		566,718
Media - 1.3%
AMC Networks, Inc., Class A (I)	1,334	85,403
Arbitron, Inc.	556	26,082
Clear Channel Outdoor
Holdings, Inc., Class A (I)	542	4,645
Cumulus Media, Inc., Class A (I)	1,833	6,800
Digital Generation, Inc. (I)	334	2,335
DreamWorks Animation
SKG, Inc., Class A (I)	1,606	35,236
Fisher Communications, Inc.	49	2,014
IMAX Corp. (I)(L)	41,500	1,075,265
LIN TV Corp., Class A (I)	320	3,882
Lions Gate Entertainment Corp. (I)	1,879	54,115
Live Nation Entertainment, Inc. (I)	2,011	27,370

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Loral Space & Communications, Inc.	271	$16,320
Martha Stewart Living
Omnimedia, Inc., Class A (I)	422	1,013
Morningstar, Inc.	538	37,004
Nexstar Broadcasting Group, Inc., Class A	583	16,324
ReachLocal, Inc. (I)	231	3,211
The EW Scripps Company, Class A (I)	713	9,732
The Madison Square Garden, Inc., Class A (I)	1,384	81,006
The New York Times Company, Class A (I)	1,079	11,405
Valassis Communications, Inc.	317	8,239

		1,507,401
Multiline Retail - 0.1%
Big Lots, Inc. (I)	1,341	45,661
Dillard’s, Inc., Class A	651	60,068
Saks, Inc. (I)	859	12,739

		118,468
Specialty Retail - 4.1%
Aaron’s, Inc.	1,664	46,742
Aeropostale, Inc. (I)	1,813	26,488
America’s Car-Mart, Inc. (I)	188	8,477
ANN, Inc. (I)	13,803	423,476
Asbury Automotive Group, Inc. (I)	650	26,780
Ascena Retail Group, Inc. (I)	3,124	63,511
Barnes & Noble, Inc. (I)	541	12,173
Body Central Corp. (I)	248	3,048
Cabela’s, Inc. (I)	1,136	76,180
Chico’s FAS, Inc.	26,586	480,143
Citi Trends, Inc. (I)	228	3,019
Conn’s, Inc. (I)	360	17,723
CST Brands, Inc. (I)	1,404	42,668
Destination Maternity Corp.	129	3,213
Destination XL Group, Inc. (I)	37,710	187,042
DSW, Inc., Class A	813	60,154
Express, Inc. (I)	3,675	80,115
Five Below, Inc. (I)	688	26,309
Francesca’s Holdings Corp. (I)(L)	11,648	332,550
Genesco, Inc. (I)	560	37,845
GNC Holdings, Inc., Class A	2,306	103,839
Group 1 Automotive, Inc.	250	15,888
Haverty Furniture Companies, Inc.	450	11,079
Hibbett Sports, Inc. (I)	5,948	339,214
Hot Topic, Inc.	621	8,688
Jos A. Bank Clothiers, Inc. (I)	648	29,115
Kirkland’s, Inc. (I)	332	4,967
Lithia Motors, Inc., Class A	266	13,856
Lumber Liquidators Holdings, Inc. (I)(L)	629	51,647
Mattress Firm Holding Corp. (I)	313	11,255
Monro Muffler Brake, Inc.	686	32,256
New York & Company, Inc. (I)	728	4,040
Office Depot, Inc. (I)	5,628	24,819
Penske Automotive Group, Inc.	1,046	33,587
Pier 1 Imports, Inc.	2,206	51,157
rue21, Inc. (I)(L)	23,318	979,123
Select Comfort Corp. (I)	34,592	767,596
Shoe Carnival, Inc.	332	8,061
Stage Stores, Inc.	12,680	291,767
The Buckle, Inc.	666	35,618
The Children’s Place Retail Stores, Inc. (I)	355	18,932
The Pep Boys - Manny, Moe & Jack (I)	554	6,836
The Wet Seal, Inc., Class A (I)	1,871	9,280
Tile Shop Holdings, Inc. (I)	323	8,269
Tilly’s, Inc., Class A (I)	238	3,932

169

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Vitamin Shoppe, Inc. (I)	664	$29,043
West Marine, Inc. (I)	138	1,598
Winmark Corp.	52	3,108
Zumiez, Inc. (I)	545	17,342

		4,873,568
Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	1,238	89,223
Columbia Sportswear Company	316	19,030
Crocs, Inc. (I)	2,042	36,021
Deckers Outdoor Corp. (I)	797	42,783
Fifth & Pacific Companies, Inc. (I)	2,776	59,656
G-III Apparel Group, Ltd. (I)	7,836	329,974
Hanesbrands, Inc.	2,278	113,581
Movado Group, Inc.	216	7,798
Oxford Industries, Inc.	173	11,364
Quiksilver, Inc. (I)	2,907	22,878
Skechers U.S.A., Inc., Class A (I)	911	20,498
Steven Madden, Ltd. (I)	917	44,475
Tumi Holdings, Inc. (I)	1,022	24,784
Unifi, Inc. (I)	122	2,291
Vera Bradley, Inc. (I)(L)	41,950	985,825

		1,810,181

		16,850,631
Consumer Staples - 2.0%
Beverages - 0.0%
Coca-Cola Bottling Company Consolidated	77	4,604
National Beverage Corp.	275	4,518
The Boston Beer Company, Inc., Class A (I)	203	31,027

		40,149
Food & Staples Retailing - 0.3%
Casey’s General Stores, Inc.	888	53,955
Natural Grocers by Vitamin Cottage, Inc. (I)	207	5,868
Pricesmart, Inc.	455	38,416
Rite Aid Corp. (I)	16,750	49,245
Susser Holdings Corp. (I)	2,503	118,492
The Chefs’ Warehouse, Inc. (I)	262	4,947
The Fresh Market, Inc. (I)	893	44,239
United Natural Foods, Inc. (I)	1,142	60,435

		375,597
Food Products - 1.1%
Annie’s, Inc. (I)	312	12,140
Boulder Brands, Inc. (I)	1,378	14,455
Calavo Growers, Inc.	292	8,675
Darling International, Inc. (I)	25,589	501,800
Dean Foods Company (I)	4,307	45,180
Flowers Foods, Inc.	1,874	62,535
J&J Snack Foods Corp.	3,278	248,800
Sanderson Farms, Inc.	168	11,579
Seaboard Corp.	8	22,042
SunOpta, Inc. (I)	37,715	294,931
The Hain Celestial Group, Inc. (I)(L)	915	60,957
TreeHouse Foods, Inc. (I)	839	54,938
Whitewave Foods Company (I)	1,611	26,645
WhiteWave Foods Company, Class A (I)	1,131	19,727

		1,384,404
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	3,145	189,612
WD-40 Company	171	9,275

		198,887

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products - 0.4%
Elizabeth Arden, Inc. (I)	621	$29,249
Inter Parfums, Inc.	9,251	277,345
Medifast, Inc. (I)	306	8,816
Nu Skin Enterprises, Inc., Class A	1,216	71,501
Prestige Brands Holdings, Inc. (I)	1,183	34,768
Revlon, Inc., Class A (I)	291	5,791
Star Scientific, Inc. (I)(L)	2,774	4,133
USANA Health Sciences, Inc. (I)	167	11,705

		443,308

		2,442,345
Energy - 6.6%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (I)	24,084	1,264,651
Basic Energy Services, Inc. (I)	9,859	131,618
C&J Energy Services, Inc. (I)	438	8,147
Cal Dive International, Inc. (I)	790	1,635
CARBO Ceramics, Inc.	482	31,764
Dril-Quip, Inc. (I)	798	72,179
Forum Energy Technologies, Inc. (I)	479	14,222
Geospace Technologies Corp. (I)	5,055	439,077
Gulfmark Offshore, Inc., Class A	6,730	308,638
Helix Energy Solutions Group, Inc. (I)	7,011	167,282
Hornbeck Offshore Services, Inc. (I)	740	38,495
ION Geophysical Corp. (I)	1,008	6,441
Lufkin Industries, Inc.	781	68,931
Matrix Service Company (I)	603	9,943
Nuverra Environmental Solutions, Inc. (I)(L)	3,499	13,296
RigNet, Inc. (I)	200	4,988
RPC, Inc.	996	12,540
SEACOR Holdings, Inc.	285	21,885
Vantage Drilling Company (I)	1,470	2,822
Willbros Group, Inc. (I)	318	2,140

		2,620,694
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (I)	1,975	4,602
Amyris, Inc. (I)	884	2,643
Approach Resources, Inc. (I)	859	21,638
Berry Petroleum Company, Class A	1,156	50,066
Bill Barrett Corp. (I)	558	12,594
Bonanza Creek Energy, Inc. (I)	28,500	1,058,775
BPZ Resources, Inc. (I)(L)	2,322	4,481
Carrizo Oil & Gas, Inc. (I)	50,486	1,295,471
Clayton Williams Energy, Inc. (I)	140	6,108
Clean Energy Fuels Corp. (I)(L)	1,535	20,369
Cloud Peak Energy, Inc. (I)	496	9,523
Contango Oil & Gas Company	317	11,089
Crosstex Energy, Inc.	289	5,505
CVR Energy, Inc.	261	16,393
Diamondback Energy, Inc. (I)	432	14,589
Enbridge Energy Management LLC (I)(L)	378	11,242
Energy XXI Bermuda, Ltd.	1,563	39,903
Evolution Petroleum Corp. (I)	391	4,149
FX Energy, Inc. (I)	1,193	4,879
Goodrich Petroleum Corp. (I)	319	4,007
Gran Tierra Energy, Inc. (I)	3,264	20,498
Green Plains Renewable Energy, Inc. (I)	588	9,332
Gulfport Energy Corp. (I)	1,792	85,460
Halcon Resources Corp. (I)(L)	2,762	14,583
InterOil Corp. (I)(L)	13,130	1,089,921
James River Coal Company (I)(L)	1	3
KiOR, Inc., Class A (I)	370	1,713

170

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Kodiak Oil & Gas Corp. (I)	6,146	$53,962
Laredo Petroleum Holdings, Inc. (I)	899	17,405
Magnum Hunter Resources Corp. (I)	3,741	12,832
Matador Resources Company (I)	513	5,120
McMoRan Exploration Company (I)	2,451	40,760
Midstates Petroleum Company, Inc. (I)	771	5,266
Northern Oil and Gas, Inc. (I)	1,400	18,438
Oasis Petroleum, Inc. (I)	1,626	60,422
PDC Energy, Inc. (I)	246	12,593
Petroquest Energy, Inc. (I)	1,309	5,995
Quicksilver Resources, Inc. (I)	2,415	5,361
Rentech, Inc.	5,115	11,253
Resolute Energy Corp. (I)	499	4,202
Rex Energy Corp. (I)	21,612	358,975
Rosetta Resources, Inc. (I)	10,531	493,483
Sanchez Energy Corp. (I)	660	14,434
SemGroup Corp., Class A	971	50,803
Solazyme, Inc. (I)(L)	776	9,560
Synergy Resources Corp. (I)	39,180	265,249
Targa Resources Corp.	478	30,793
Triangle Petroleum Corp. (I)	359	1,939
Vaalco Energy, Inc. (I)	827	5,061
World Fuel Services Corp.	836	34,050
ZaZa Energy Corp. (I)	823	1,152

		5,338,644

		7,959,338
Financials - 6.8%
Capital Markets - 0.7%
Cohen & Steers, Inc.	228	8,605
Diamond Hill Investment Group, Inc.	67	5,480
E*TRADE Financial Corp. (I)	6,641	77,235
Evercore Partners, Inc., Class A	232	9,215
Financial Engines, Inc. (L)	1,114	48,036
FXCM, Inc., Class A	582	8,072
GAMCO Investors, Inc., Class A	48	2,561
Greenhill & Company, Inc.	608	30,284
GSV Capital Corp. (I)	158	1,286
HFF, Inc., Class A	773	14,540
ICG Group, Inc. (I)	854	9,488
Ladenburg Thalmann
Financial Services, Inc. (I)	2,614	4,130
Oppenheimer Holdings, Inc., Class A	92	1,827
Safeguard Scientifics, Inc. (I)	479	7,559
Virtus Investment Partners, Inc. (I)	127	29,446
Waddell & Reed Financial, Inc., Class A	1,983	91,297
Walter Investment Management Corp. (I)	12,810	466,412
WisdomTree Investments, Inc. (I)	2,176	27,069

		842,542
Commercial Banks - 2.1%
Boston Private Financial Holdings, Inc.	43,240	425,914
CapitalSource, Inc.	35,780	336,690
Cardinal Financial Corp.	700	10,598
First Connecticut Bancorp, Inc.	245	3,489
First Horizon National Corp. (L)	1,973	22,650
FNB United Corp. (I)	261	2,224
Home BancShares, Inc.	521	21,934
Iberiabank Corp.	8,102	417,577
Investors Bancorp, Inc.	1,037	20,512
National Bank Holdings Corp.	663	12,027
Pinnacle Financial Partners, Inc. (I)	15,170	380,767
Popular, Inc. (I)	23,900	717,000

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Signature Bank (I)	1,094	$84,435
SVB Financial Group (I)	363	28,093
Synovus Financial Corp.	11,260	30,852

		2,514,762
Consumer Finance - 0.2%
Credit Acceptance Corp. (I)	250	28,465
Encore Capital Group, Inc. (I)	188	6,706
First Cash Financial Services, Inc. (I)	2,336	125,700
Netspend Holdings, Inc. (I)	804	12,872
Portfolio Recovery Associates, Inc. (I)	392	59,690
World Acceptance Corp. (I)	136	12,561

		245,994
Diversified Financial Services - 0.1%
CBOE Holdings, Inc.	2,022	81,163
MarketAxess Holdings, Inc.	823	35,685
NewStar Financial, Inc. (I)	515	6,592

		123,440
Insurance - 2.0%
Amtrust Financial Services, Inc.	350	11,561
Citizens, Inc. (I)	976	5,934
eHealth, Inc. (I)	470	11,571
Employers Holdings, Inc.	677	16,749
Endurance Specialty Holdings, Ltd.	22,170	1,115,816
Greenlight Capital Re, Ltd., Class A (I)	459	11,103
Hilltop Holdings, Inc. (I)	770	12,320
Horace Mann Educators Corp.	19,600	476,280
Infinity Property & Casualty Corp.	94	5,429
Platinum Underwriters Holdings, Ltd.	4,860	277,506
ProAssurance Corp.	8,440	423,688

		2,367,957
Real Estate Investment Trusts - 1.5%
American Assets Trust, Inc.	781	25,148
AmREIT, Inc., Class B	125	2,485
BioMed Realty Trust, Inc.	1,491	31,207
Campus Crest Communities, Inc.	26,766	338,590
Coresite Realty Corp.	491	15,771
Corrections Corp. of America	8,766	308,125
CubeSmart	21,748	340,356
DuPont Fabros Technology, Inc.	1,527	36,999
Education Realty Trust, Inc.	19,900	208,154
Equity Lifestyle Properties, Inc.	596	45,993
Equity One, Inc.	1,515	35,345
Extra Space Storage, Inc.	2,437	102,086
FelCor Lodging Trust, Inc. (I)	2,588	15,942
First Industrial Realty Trust, Inc.	1,537	25,960
Healthcare Trust of America, Inc.	2,340	26,887
Hudson Pacific Properties, Inc.	669	14,444
iStar Financial, Inc. (I)	837	9,969
Pebblebrook Hotel Trust	925	24,272
Post Properties, Inc.	443	21,175
PS Business Parks, Inc.	450	34,340
Silver Bay Realty Trust Corp.	866	15,441
Strategic Hotels & Resorts, Inc. (I)	1,893	15,220
Tanger Factory Outlet Centers	2,179	75,132

		1,769,041
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc. (I)	648	22,868
Altisource Portfolio Solutions SA (I)	380	35,823
Forest City Enterprises, Inc., Class A (I)	2,972	55,755
Tejon Ranch Company (I)	373	11,250

171

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
The St. Joe Company (I)(L)	1,042	$21,278

		146,974
Thrifts & Mortgage Finance - 0.1%
Beneficial Mutual Bancorp, Inc. (I)	289	2,471
MGIC Investment Corp. (I)	7,433	45,936
Nationstar Mortgage Holdings, Inc. (I)	262	10,666
Radian Group, Inc.	1,360	17,503
TFS Financial Corp. (I)	2,147	23,574

		100,150

		8,110,860
Health Care - 18.0%
Biotechnology - 3.9%
ACADIA Pharmaceuticals, Inc. (I)	1,508	21,218
Achillion Pharmaceuticals, Inc. (I)	1,069	8,915
Acorda Therapeutics, Inc. (I)	887	29,670
Aegerion Pharmaceuticals, Inc. (I)	457	33,283
Alkermes PLC (I)	2,931	91,594
Alnylam Pharmaceuticals, Inc. (I)	837	25,637
AMAG Pharmaceuticals, Inc. (I)	375	6,938
Arena Pharmaceuticals, Inc. (I)(L)	5,040	44,554
Ariad Pharmaceuticals, Inc. (I)	2,768	50,765
Arqule, Inc. (I)	1,333	3,612
Array BioPharma, Inc. (I)	84,890	495,758
Astex Pharmaceuticals (I)	60,185	291,897
AVEO Pharmaceuticals, Inc. (I)	704	1,802
Biotime, Inc. (I)	449	2,133
Celldex Therapeutics, Inc. (I)	1,867	23,879
Cepheid, Inc. (I)	1,548	53,808
Clovis Oncology, Inc. (I)	272	9,950
Coronado Biosciences, Inc. (I)	482	4,762
Cubist Pharmaceuticals, Inc. (I)	11,084	609,066
Curis, Inc. (I)	1,882	7,058
Dendreon Corp. (I)(L)	3,618	14,472
Dyax Corp. (I)	2,269	7,125
Dynavax Technologies Corp. (I)	3,933	10,265
Emergent Biosolutions, Inc. (I)	665	9,443
Exact Sciences Corp. (I)	1,484	16,680
Exelixis, Inc. (I)(L)	2,767	13,392
Genomic Health, Inc. (I)	356	12,987
Geron Corp. (I)	3	3
Halozyme Therapeutics, Inc. (I)	2,096	14,819
Hyperion Therapeutics, Inc. (I)	181	3,633
Idenix Pharmaceuticals, Inc. (I)(L)	1,164	5,517
Immunogen, Inc. (I)(L)	1,268	23,293
Immunomedics, Inc. (I)	1,787	6,987
Incyte Corp. (I)(L)	2,792	61,899
Infinity Pharmaceuticals, Inc. (I)	17,863	481,408
Intercept Pharmaceuticals, Inc. (I)	154	5,150
InterMune, Inc. (I)	1,229	12,143
Ironwood Pharmaceuticals, Inc. (I)(L)	2,153	28,743
Isis Pharmaceuticals, Inc. (I)	1,682	36,415
Kythera Biopharmaceuticals, Inc. (I)	234	5,005
Lexicon Pharmaceuticals, Inc. (I)	2,672	6,386
Ligand Pharmaceuticals, Inc., Class B (I)	416	12,443
MannKind Corp. (I)	3,976	26,520
Merrimack Pharmaceuticals, Inc. (I)	1,964	10,881
Momenta Pharmaceuticals, Inc. (I)	1,079	14,200
Myriad Genetics, Inc. (I)	15,067	483,651
Neurocrine Biosciences, Inc. (I)	1,541	19,925
NewLink Genetics Corp. (I)	386	6,296
Novavax, Inc. (I)	3,065	5,854

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
NPS Pharmaceuticals, Inc. (I)	2,325	$36,619
Opko Health, Inc. (I)(L)	3,164	20,914
Orexigen Therapeutics, Inc. (I)	1,610	10,191
Osiris Therapeutics, Inc. (I)	391	4,395
Progenics Pharmaceuticals, Inc. (I)	989	3,936
PROLOR Biotech, Inc. (I)	1,102	6,943
Protalix BioTherapeutics, Inc. (I)	1,734	8,826
Puma Biotechnology, Inc. (I)	565	21,995
Raptor Pharmaceutical Corp. (I)	1,203	9,131
Rigel Pharmaceuticals, Inc. (I)	1,312	6,061
Sangamo Biosciences, Inc. (I)	763	6,104
Sarepta Therapeutics, Inc. (I)	701	24,780
Seattle Genetics, Inc. (I)(L)	6,751	231,694
Spectrum Pharmaceuticals, Inc.	1,389	11,404
Sunesis Pharmaceuticals, Inc. (I)	716	3,859
Synageva BioPharma Corp. (I)	347	14,303
Synergy Pharmaceuticals, Inc. (I)	1,463	7,461
Synta Pharmaceuticals Corp. (I)	958	7,070
Targacept, Inc. (I)	1	6
TESARO, Inc. (I)	340	11,631
Theravance, Inc. (I)(L)	1,711	59,953
Threshold Pharmaceuticals, Inc. (I)	1,026	5,869
Trius Therapeutics, Inc. (I)	733	5,622
United Therapeutics Corp. (I)	14,575	968,800
Vical, Inc. (I)	1,699	5,947

		4,665,348
Health Care Equipment & Supplies - 4.5%
Abaxis, Inc.	486	21,389
ABIOMED, Inc. (I)	853	18,399
Accuray, Inc. (I)(L)	1,058	5,681
Align Technology, Inc. (I)(L)	10,485	374,839
Antares Pharma, Inc. (I)	2,465	10,008
ArthroCare Corp. (I)	650	22,055
Atrion Corp.	37	8,158
Cantel Medical Corp.	536	18,245
Conceptus, Inc. (I)	734	22,739
Cyberonics, Inc. (I)	640	30,534
Cynosure, Inc., Class A (I)	14,690	365,928
DexCom, Inc. (I)	1,612	33,578
Endologix, Inc. (I)	1,363	18,319
Exactech, Inc. (I)	194	3,531
GenMark Diagnostics, Inc. (I)	643	9,581
Globus Medical, Inc., Class A (I)	1,383	20,192
Greatbatch, Inc. (I)	275	8,858
Haemonetics Corp. (I)	10,284	424,524
HeartWare International, Inc. (I)	336	30,667
Hill-Rom Holdings, Inc.	489	17,668
ICU Medical, Inc. (I)	302	21,560
Insulet Corp. (I)	6,780	202,451
Integra LifeSciences Holdings Corp. (I)	485	18,377
MAKO Surgical Corp. (I)	930	11,495
Masimo Corp.	1,263	27,344
Meridian Bioscience, Inc.	960	20,746
Merit Medical Systems, Inc. (I)	936	9,238
Natus Medical, Inc. (I)	245	3,452
Navidea Biopharmaceuticals, Inc. (I)(L)	2,655	6,425
Neogen Corp. (I)	3,055	166,406
Novadaq Technologies, Inc. (I)	10,150	137,634
NuVasive, Inc. (I)	1,020	22,154
NxStage Medical, Inc. (I)	1,169	16,308
OraSure Technologies, Inc. (I)	1,276	5,589
Orthofix International NV (I)	450	12,438
Palomar Medical Technologies, Inc. (I)	440	5,953

172

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
PhotoMedex, Inc. (I)	190	$3,099
Quidel Corp. (I)	699	16,713
RTI Biologics, Inc. (I)	1,258	5,095
Sirona Dental Systems, Inc. (I)	18,717	1,327,784
Spectranetics Corp. (I)	923	17,260
Staar Surgical Company (I)	859	7,645
SurModics, Inc. (I)	340	8,072
The Cooper Companies, Inc.	12,430	1,404,714
Thoratec Corp. (I)	11,882	370,362
Tornier BV (I)	592	9,360
Unilife Corp. (I)(L)	1,780	5,874
Volcano Corp. (I)	1,254	23,951
West Pharmaceutical Services, Inc.	796	54,566
Wright Medical Group, Inc. (I)	1,022	25,581

		5,432,539
Health Care Providers & Services - 2.7%
Acadia Healthcare Company, Inc. (I)	759	25,343
Accretive Health, Inc. (I)	1,126	12,814
Air Methods Corp.	809	30,289
AMN Healthcare Services, Inc. (I)	30,190	404,244
Bio-Reference Labs, Inc. (I)	578	17,831
BioScrip, Inc. (I)	1,386	19,376
Brookdale Senior Living, Inc. (I)	2,275	64,496
Capital Senior Living Corp. (I)	653	17,141
Catamaran Corp. (I)	11,918	586,604
Centene Corp. (I)	1,212	59,994
Chemed Corp.	444	31,089
Corvel Corp. (I)	138	7,166
Emeritus Corp. (I)	906	23,031
ExamWorks Group, Inc. (I)	723	13,491
Five Star Quality Care, Inc. (I)	67,260	345,044
HealthSouth Corp. (I)	12,922	378,485
Healthways, Inc. (I)	786	10,572
IPC The Hospitalist Company, Inc. (I)	368	17,944
Landauer, Inc.	220	11,700
LHC Group, Inc. (I)	169	3,716
Magellan Health Services, Inc. (I)	626	34,117
Molina Healthcare, Inc. (I)(L)	680	25,704
MWI Veterinary Supply, Inc. (I)	282	34,266
National Research Corp.	64	2,184
Team Health Holdings, Inc. (I)	12,245	478,412
Tenet Healthcare Corp. (I)	2,416	114,446
VCA Antech, Inc. (I)	16,997	434,443
WellCare Health Plans, Inc. (I)	1,001	52,192

		3,256,134
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (I)	1,258	17,423
athenahealth, Inc. (I)	842	71,191
Computer Programs & Systems, Inc.	244	12,220
Greenway Medical Technologies, Inc. (I)	333	3,996
HealthStream, Inc. (I)	15,597	417,688
HMS Holdings Corp. (I)	16,637	414,261
Medidata Solutions, Inc. (I)	543	37,478
Merge Healthcare, Inc. (I)	1,511	4,986
Omnicell, Inc. (I)	21,930	397,591
Quality Systems, Inc.	672	12,015
Vocera Communications, Inc. (I)	328	4,841

		1,393,690
Life Sciences Tools & Services - 3.2%
Affymetrix, Inc. (I)	1,578	5,918
Bio-Rad Laboratories, Inc., Class A (I)	460	52,293

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Bruker Corp. (I)	2,123	$35,093
Charles River
Laboratories International, Inc. (I)	11,856	513,483
Covance, Inc. (I)	17,400	1,297,692
Fluidigm Corp. (I)	521	8,878
ICON PLC (I)	12,539	430,589
Illumina, Inc. (I)(L)	18,150	1,276,308
Luminex Corp. (I)	869	16,746
PAREXEL International Corp. (I)	1,347	61,544
Sequenom, Inc. (I)(L)	2,660	11,012
Techne Corp.	811	53,940

		3,763,496
Pharmaceuticals - 2.5%
Actavis, Inc. (I)	11,820	1,457,288
Akorn, Inc. (I)	1,667	24,222
Ampio Pharmaceuticals, Inc. (I)(L)	600	3,408
Auxilium Pharmaceuticals, Inc. (I)	1,097	16,367
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	3,179	10,554
Cadence Pharmaceuticals, Inc. (I)	1,288	8,565
Corcept Therapeutics, Inc. (I)	1,505	2,739
Depomed, Inc. (I)	34,107	196,456
Endocyte, Inc. (I)	621	8,501
Forest Laboratories, Inc.
(German Exchange) (I)	446	259
Hi-Tech Pharmacal Company, Inc.	263	8,405
Impax Laboratories, Inc. (I)	1,507	28,558
Jazz Pharmaceuticals PLC (I)	9,863	670,388
Nektar Therapeutics (I)	1,649	15,616
Optimer Pharmaceuticals, Inc. (I)	1,105	16,442
Pacira Pharmaceuticals, Inc. (I)	643	18,840
Pozen, Inc. (I)	641	3,397
Questcor Pharmaceuticals, Inc.	1,356	46,335
Sagent Pharmaceuticals, Inc. (I)	232	4,178
Salix Pharmaceuticals, Ltd. (I)	5,697	345,637
Santarus, Inc. (I)	1,429	31,824
Sciclone Pharmaceuticals, Inc. (I)	1,073	5,161
Supernus Pharmaceuticals, Inc. (I)(L)	289	1,997
The Medicines Company (I)	1,247	40,166
ViroPharma, Inc. (I)	1,511	41,553
Vivus, Inc. (I)(L)	1,440	21,168
XenoPort, Inc. (I)	500	2,750

		3,030,774

		21,541,981
Industrials - 20.8%
Aerospace & Defense - 2.2%
Aerovironment, Inc. (I)	442	8,871
American Science & Engineering, Inc.	189	11,348
Astronics Corp. (I)	228	8,183
B/E Aerospace, Inc. (I)	28,640	1,816,922
Cubic Corp.	163	7,759
DigitalGlobe, Inc. (I)	1,365	41,264
GenCorp, Inc. (I)	1,122	15,349
HEICO Corp.	372	18,816
HEICO Corp., Class A	697	25,789
Hexcel Corp. (I)	14,244	495,264
Moog, Inc., Class A (I)	912	45,664
National Presto Industries, Inc.	112	8,616
Taser International, Inc. (I)	1,224	11,616
Teledyne Technologies, Inc. (I)	534	41,235
The KEYW Holding Corp. (I)	635	9,366

173

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Triumph Group, Inc.	1,161	$90,152

		2,656,214
Air Freight & Logistics - 2.0%
Echo Global Logistics, Inc. (I)	327	5,843
Forward Air Corp.	686	26,596
Hub Group, Inc., Class A (I)	37,836	1,373,825
Pacer International, Inc. (I)	291	1,778
UTi Worldwide, Inc.	62,351	987,016
XPO Logistics, Inc. (I)(L)	412	6,852

		2,401,910
Airlines - 0.9%
Alaska Air Group, Inc. (I)	1,630	92,617
Allegiant Travel Company	5,028	465,140
Hawaiian Holdings, Inc. (I)	736	4,387
JetBlue Airways Corp. (I)(L)	5,529	34,335
Spirit Airlines, Inc. (I)	11,988	364,795
US Airways Group, Inc. (I)(L)	3,774	66,309

		1,027,583
Building Products - 0.8%
AAON, Inc.	4,409	146,555
American Woodmark Corp. (I)	237	8,608
AO Smith Corp.	5,569	218,305
Armstrong World Industries, Inc. (I)	616	32,014
Griffon Corp.	603	6,959
Lennox International, Inc.	1,106	70,773
Nortek, Inc. (I)	221	15,614
PGT, Inc. (I)	50,410	415,883
Quanex Building Products Corp.	859	15,900
Simpson Manufacturing Company, Inc.	334	9,776
Trex Company, Inc. (I)	356	19,783
USG Corp. (I)(L)	1,137	31,074

		991,244
Commercial Services & Supplies - 2.3%
Clean Harbors, Inc. (I)	1,327	75,904
Covanta Holding Corp.	22,580	461,761
EnerNOC, Inc. (I)	557	7,453
Healthcare Services Group, Inc.	1,502	34,080
Heritage-Crystal Clean, Inc. (I)	211	3,176
Herman Miller, Inc.	1,355	38,089
InnerWorkings, Inc. (I)(L)	756	8,195
Interface, Inc.	1,533	25,754
KAR Auction Services, Inc.	22,690	532,081
Knoll, Inc.	1,116	17,477
Mobile Mini, Inc. (I)	906	30,487
Performant Financial Corp. (I)	665	7,335
Quad/Graphics, Inc. (L)	7,442	173,399
Rollins, Inc.	19,545	493,707
Standard Parking Corp. (I)	351	7,831
Team, Inc. (I)	448	16,159
Tetra Tech, Inc. (I)	1,495	41,217
UniFirst Corp.	4,760	451,724
United Stationers, Inc.	10,191	351,691

		2,777,520
Construction & Engineering - 1.8%
Aegion Corp. (I)	585	13,356
Dycom Industries, Inc. (I)	271	6,165
EMCOR Group, Inc.	9,610	381,998
Foster Wheeler AG (I)	2,420	55,708
Furmanite Corp. (I)	850	5,610
Great Lakes Dredge & Dock Corp.	848	7,038

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
MasTec, Inc. (I)(L)	51,691	$1,643,774
MYR Group, Inc. (I)	479	9,695
Orion Marine Group, Inc. (I)	323	3,879
Primoris Services Corp.	774	16,494
Sterling Construction Company, Inc. (I)	237	2,453

		2,146,170
Electrical Equipment - 1.9%
Acuity Brands, Inc.	645	48,420
AZZ, Inc.	7,405	307,159
Belden, Inc.	31,510	1,684,210
Capstone Turbine Corp. (I)	7,057	8,186
Ener1, Inc. (I)	23	0
Franklin Electric Company, Inc.	928	31,376
Generac Holdings, Inc.	1,268	51,354
II-VI, Inc. (I)	1,225	20,335
Polypore International, Inc. (I)	1,080	40,630
Preformed Line Products Company	21	1,460
SolarCity Corp. (I)	349	15,792
The Babcock & Wilcox Company	2,631	78,088
Thermon Group Holdings, Inc. (I)	613	12,119

		2,299,129
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	841	25,474
Machinery - 3.0%
Actuant Corp., Class A	1,606	54,604
Altra Holdings, Inc.	10,324	297,434
Astec Industries, Inc.	449	15,859
Barnes Group, Inc.	11,094	335,261
Blount International, Inc. (I)	1,137	15,259
Chart Industries, Inc. (I)	5,551	540,001
CLARCOR, Inc.	575	31,188
Colfax Corp. (I)	1,640	81,836
Columbus McKinnon Corp. (I)	429	9,073
Commercial Vehicle Group, Inc. (I)	561	4,409
EnPro Industries, Inc. (I)	6,160	310,279
Federal Signal Corp. (I)	938	8,226
Graco, Inc.	1,412	91,003
Hyster-Yale Materials Handling, Inc.	108	6,674
Hyster-Yale Materials Handling, Inc., Class B	42	2,596
John Bean Technologies Corp.	670	14,472
Lincoln Electric Holdings, Inc.	1,825	109,135
Lindsay Corp.	298	24,213
Meritor, Inc. (I)	2,254	16,319
Middleby Corp. (I)	2,175	355,591
Mueller Industries, Inc.	326	17,751
Mueller Water Products, Inc., Class A	1,279	9,733
Navistar International Corp. (I)	1,298	46,559
Proto Labs, Inc. (I)	3,479	192,180
RBC Bearings, Inc. (I)	532	26,047
Rexnord Corp. (I)	787	15,693
Sun Hydraulics Corp.	484	15,706
Tennant Company	407	20,081
The Gorman-Rupp Company	365	10,680
The Manitowoc Company, Inc.	2,922	61,391
The Toro Company	9,711	462,826
Titan International, Inc.	725	16,914
Trimas Corp. (I)	7,509	242,165
Valmont Industries, Inc.	556	84,695
Wabash National Corp. (I)	1,586	16,653
Woodward, Inc.	1,432	56,063

		3,618,569

174

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services - 2.1%
Acacia Research Corp.	1,140	$28,500
Exponent, Inc.	304	17,024
GP Strategies Corp. (I)	442	11,054
Huron Consulting Group, Inc. (I)	8,708	389,335
IHS, Inc., Class A (I)	10,100	1,061,813
Insperity, Inc.	506	15,261
Kforce, Inc.	646	9,619
Korn/Ferry International (I)	564	9,870
Mistras Group, Inc. (I)	388	8,295
On Assignment, Inc. (I)	1,034	26,925
Pendrell Corp. (I)	2,452	6,056
RPX Corp. (I)	648	9,940
The Advisory Board Company (I)	813	42,935
The Corporate Executive Board Company	7,413	453,601
The Dolan Company (I)	1	1
TrueBlue, Inc. (I)	469	11,040
WageWorks, Inc. (I)	13,288	384,953

		2,486,222
Road & Rail - 1.3%
Amerco, Inc.	2,231	384,624
Avis Budget Group, Inc. (I)	2,485	82,403
Celadon Group, Inc.	18,045	352,058
Con-way, Inc.	1,297	49,312
Genesee & Wyoming, Inc., Class A (I)	1,072	95,462
Heartland Express, Inc.	702	10,074
Knight Transportation, Inc.	1,388	23,790
Landstar System, Inc.	1,077	56,855
Old Dominion Freight Line, Inc. (I)	1,497	64,461
Quality Distribution, Inc. (I)	246	2,241
Roadrunner Transportation Systems, Inc. (I)	398	11,025
Saia, Inc. (I)	187	8,936
Swift Transportation Company (I)	23,909	402,628

		1,543,869
Trading Companies & Distributors - 2.5%
Air Lease Corp.	1,728	48,384
Applied Industrial Technologies, Inc.	878	42,205
Beacon Roofing Supply, Inc. (I)	1,123	46,290
CAI International, Inc. (I)	137	3,504
DXP Enterprises, Inc. (I)	2,873	169,708
Edgen Group, Inc. (I)	1	7
H&E Equipment Services, Inc.	692	15,487
Kaman Corp.	197	6,680
MRC Global, Inc. (I)	43,946	1,247,627
Rush Enterprises, Inc., Class A (I)	649	16,679
Titan Machinery, Inc. (I)	145	2,974
United Rentals, Inc. (I)(L)	2,155	122,490
Watsco, Inc.	590	51,478
WESCO International, Inc. (I)	15,870	1,178,506

		2,952,019

		24,925,923
Information Technology - 20.3%
Communications Equipment - 1.1%
Anaren, Inc. (I)	81	1,946
Aruba Networks, Inc. (I)	2,475	36,977
Calix, Inc. (I)	794	8,321
Ciena Corp. (I)	2,352	39,372
Digi International, Inc. (I)	2	19
EchoStar Corp., Class A (I)	326	12,945
Extreme Networks, Inc. (I)	1,848	6,579
Globecomm Systems, Inc. (I)	490	6,277
Infinera Corp. (I)	2,673	28,147

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
InterDigital, Inc.	953	$43,828
Ixia (I)	21,732	341,627
JDS Uniphase Corp. (I)	5,448	74,202
NETGEAR, Inc. (I)	891	29,652
Oplink Communications, Inc. (I)	412	7,012
Plantronics, Inc.	7,997	369,461
Polycom, Inc. (I)	1,436	16,270
Procera Networks, Inc. (I)	450	6,642
RADWARE, Ltd., ADR (I)	12,500	188,000
ShoreTel, Inc. (I)	1,226	4,953
Sonus Networks, Inc. (I)	4,879	15,662
ViaSat, Inc. (I)	981	68,729

		1,306,621
Computers & Peripherals - 0.2%
3D Systems Corp. (I)(L)	2,194	106,453
Cray, Inc. (I)	868	15,806
Electronics for Imaging, Inc. (I)	1,067	29,759
Fusion-io, Inc. (I)(L)	1,678	24,281
Imation Corp. (I)	255	1,046
Intermec, Inc. (I)	638	6,291
Intevac, Inc. (I)	1	5
Quantum Corp. (I)	5,581	8,651
Silicon Graphics International Corp. (I)	679	10,253
STEC, Inc. (I)	434	1,536
Super Micro Computer, Inc. (I)	256	2,639
Synaptics, Inc. (I)	745	30,739

		237,459
Electronic Equipment, Instruments & Components - 1.5%
Agilysys, Inc. (I)	117	1,341
Anixter International, Inc. (I)	637	48,877
Audience, Inc. (I)	218	3,052
Badger Meter, Inc.	157	6,996
Cognex Corp.	475	21,342
Coherent, Inc.	561	32,201
DTS, Inc. (I)	434	8,576
Echelon Corp. (I)	1	2
Electro Scientific Industries, Inc.	241	2,735
FARO Technologies, Inc. (I)	393	14,706
FEI Company	893	64,305
GSI Group, Inc. (I)	352	2,865
Insight Enterprises, Inc. (I)	51,700	995,225
InvenSense, Inc. (I)	878	11,309
IPG Photonics Corp.	774	45,898
Littelfuse, Inc.	547	40,199
Maxwell Technologies, Inc. (I)	418	3,022
Measurement Specialties, Inc. (I)	340	15,113
Mercury Computer Systems, Inc. (I)	745	6,511
MTS Systems Corp.	365	22,031
National Instruments Corp.	2,288	64,979
Newport Corp. (I)	20,800	273,728
OSI Systems, Inc. (I)	441	25,507
Plexus Corp. (I)	806	23,519
RealD, Inc. (I)	1,039	15,679
Rogers Corp. (I)	391	18,092
Uni-Pixel, Inc. (I)	255	3,879
Universal Display Corp. (I)	910	27,100
Zygo Corp. (I)	279	4,439

		1,803,228
Internet Software & Services - 2.0%
Angie’s List, Inc. (I)	738	17,313
Bazaarvoice, Inc. (I)	828	6,202

175

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Blucora, Inc. (I)	899	$16,407
Brightcove, Inc. (I)	541	4,047
Carbonite, Inc. (I)	150	1,586
comScore, Inc. (I)	745	14,736
Constant Contact, Inc. (I)	17,861	266,486
Cornerstone OnDemand, Inc. (I)	824	33,487
CoStar Group, Inc. (I)	3,527	394,354
Dealertrack Technologies, Inc. (I)	998	32,176
Demand Media, Inc. (I)	696	5,965
Demandware, Inc. (I)	276	8,448
Dice Holdings, Inc. (I)	950	8,569
E2open, Inc. (I)	203	2,966
Envestnet, Inc. (I)	487	11,191
ExactTarget, Inc. (I)	795	18,293
Internap Network Services Corp. (I)	1,116	8,906
Limelight Networks, Inc. (I)	879	2,083
Liquidity Services, Inc. (I)(L)	585	23,406
LivePerson, Inc. (I)	19,103	176,512
LogMeIn, Inc. (I)	518	13,183
MercadoLibre, Inc.	767	87,914
Millennial Media, Inc. (I)	655	5,168
Move, Inc. (I)	777	8,850
NIC, Inc.	16,323	272,921
OpenTable, Inc. (I)	505	33,684
Pandora Media, Inc. (I)(L)	2,561	43,588
Perficient, Inc. (I)	474	5,972
Perion Network, Ltd. (I)	13,480	189,529
Responsys, Inc. (I)	848	8,293
SciQuest, Inc. (I)	470	10,787
SPS Commerce, Inc. (I)	4,260	229,912
Stamps.com, Inc. (I)	325	12,389
The Active Network, Inc. (I)	989	6,616
Travelzoo, Inc. (I)	178	5,116
Trulia, Inc. (I)	544	16,723
ValueClick, Inc. (I)	1,667	43,909
VistaPrint NV (I)(L)	701	32,211
Vocus, Inc. (I)	160	1,398
WebMD Health Corp. (I)	809	23,882
XO Group, Inc. (I)	570	5,894
Yelp, Inc. (I)	571	17,022
Zillow, Inc., Class A (I)(L)	460	25,824
Zix Corp. (I)	44,976	179,454

		2,333,372
IT Services - 3.0%
Acxiom Corp. (I)	1,710	37,603
Alliance Data Systems Corp. (I)	6,450	1,142,231
Booz Allen Hamilton Holding Corp.	613	10,691
Cardtronics, Inc. (I)	12,808	365,412
Computer Task Group, Inc.	345	7,700
CoreLogic, Inc. (I)	2,040	53,448
DST Systems, Inc.	718	48,953
EPAM Systems, Inc. (I)	312	7,226
Euronet Worldwide, Inc. (I)	9,494	289,567
ExlService Holdings, Inc. (I)	709	20,795
Forrester Research, Inc.	168	6,087
Heartland Payment Systems, Inc.	855	27,411
Higher One Holdings, Inc. (I)(L)	652	7,107
iGATE Corp. (I)	733	10,636
Interxion Holding NV (I)	10,870	298,382
Jack Henry & Associates, Inc.	1,896	88,979
MAXIMUS, Inc.	2,738	204,337
MoneyGram International, Inc. (I)	536	10,548
NeuStar, Inc., Class A (I)	1,532	74,241

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Sapient Corp. (I)	2,560	$32,973
ServiceSource International, Inc. (I)	1,137	9,267
Syntel, Inc.	388	24,797
Teradata Corp. (I)	10,800	602,100
Unisys Corp. (I)	1,019	21,042
Virtusa Corp. (I)	422	9,900
WEX, Inc. (I)	3,070	226,781

		3,638,214
Office Electronics - 0.1%
Zebra Technologies Corp., Class A (I)	1,181	53,924
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries, Inc. (I)	861	15,842
Advanced Micro Devices, Inc. (I)	9,141	36,564
Ambarella, Inc. (I)	313	5,061
Applied Micro Circuits Corp. (I)	1,561	12,035
ASML Holding NV, ADR	813	66,088
Brooks Automation, Inc.	538	5,730
Cabot Microelectronics Corp. (I)	541	19,341
Cavium, Inc. (I)	1,184	38,788
Ceva, Inc. (I)	520	8,720
Cirrus Logic, Inc. (I)	1,491	27,211
Cohu, Inc.	262	2,898
Cypress Semiconductor Corp. (I)(L)	47,790	537,160
Diodes, Inc. (I)	18,071	426,476
Entegris, Inc. (I)	3,213	33,479
Entropic Communications, Inc. (I)	1,956	8,372
Exar Corp. (I)	911	10,276
Fairchild Semiconductor International, Inc. (I)	52,880	767,289
FormFactor, Inc. (I)	2	12
GT Advanced Technologies, Inc. (I)	1,382	6,150
Hittite Microwave Corp. (I)	731	39,679
Inphi Corp. (I)	498	5,085
Integrated Device Technology, Inc. (I)	3,374	28,746
Intermolecular, Inc. (I)	418	3,570
International Rectifier Corp. (I)	1,603	35,234
IXYS Corp.	200	2,280
Kopin Corp. (I)	1,443	5,123
Kulicke & Soffa Industries, Inc. (I)	870	10,788
Lattice Semiconductor Corp. (I)	2,675	13,776
LTX-Credence Corp. (I)	1,087	6,163
M/A-COM Technology
Solutions Holdings, Inc. (I)	257	3,580
Magnachip Semiconductor Corp. (I)	12,710	235,135
MaxLinear, Inc., Class A (I)	1	6
Micrel, Inc.	1,144	11,383
Microsemi Corp. (I)	740	16,228
MKS Instruments, Inc.	428	12,048
Monolithic Power Systems, Inc.	50,474	1,240,146
Nanometrics, Inc. (I)	513	7,413
NVE Corp. (I)	110	5,690
Peregrine Semiconductor Corp. (I)	406	4,231
Power Integrations, Inc. (L)	667	28,474
Rambus, Inc. (I)	2,455	19,345
RF Micro Devices, Inc. (I)	6,477	35,753
Rubicon Technology, Inc. (I)(L)	430	3,642
Semtech Corp. (I)	1,534	56,052
Sigma Designs, Inc. (I)	2	9
Silicon Image, Inc. (I)	1,789	10,895
Silicon Laboratories, Inc. (I)	924	39,695
SunPower Corp. (I)	967	18,663
Supertex, Inc.	148	3,278
Teradyne, Inc. (I)(L)	1,544	27,699

176

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc.	1,212	$25,149
TriQuint Semiconductor, Inc. (I)	3,725	26,224
Ultratech, Inc. (I)	631	23,006
Veeco Instruments, Inc. (I)	907	38,448
Volterra Semiconductor Corp. (I)	580	8,155
Xilinx, Inc.	24,200	983,730

		5,062,013
Software - 8.2%
Accelrys, Inc. (I)	840	7,006
ACI Worldwide, Inc. (I)	914	42,510
Actuate Corp. (I)	1,076	7,263
Advent Software, Inc. (I)	34,160	1,133,429
Allot Communications, Ltd. (I)(L)	7,750	95,713
Aspen Technology, Inc. (I)	18,995	581,627
AVG Technologies NV (I)(L)	29,920	545,442
Blackbaud, Inc.	1,057	32,069
Bottomline Technologies, Inc. (I)	871	24,066
BroadSoft, Inc. (I)	616	17,076
Cadence Design Systems, Inc. (I)	6,527	98,754
Citrix Systems, Inc. (I)	15,000	965,250
Clicksoftware Technologies, Ltd.	21,722	168,128
CommVault Systems, Inc. (I)	6,089	426,230
Compuware Corp.	4,917	55,218
Comverse, Inc. (I)	508	15,169
Concur Technologies, Inc. (I)(L)	1,095	88,399
Ebix, Inc.	545	10,813
Ellie Mae, Inc. (I)	576	12,897
Fair Isaac Corp.	822	40,344
Fortinet, Inc. (I)	15,350	295,641
Guidewire Software, Inc. (I)	916	37,519
Imperva, Inc. (I)	362	14,418
Infoblox, Inc. (I)	561	13,649
Interactive Intelligence Group (I)	358	17,972
Jive Software, Inc. (I)	533	9,008
Manhattan Associates, Inc. (I)	455	34,139
Mentor Graphics Corp.	17,480	331,945
MicroStrategy, Inc., Class A (I)	210	19,211
Monotype Imaging Holdings, Inc.	868	19,756
Netscout Systems, Inc. (I)	9,074	220,952
Pegasystems, Inc.	396	12,803
Progress Software Corp. (I)	446	10,485
Proofpoint, Inc. (I)	343	6,929
PROS Holdings, Inc. (I)	512	14,812
PTC, Inc. (I)	2,777	69,730
QLIK Technologies, Inc. (I)	8,102	249,218
Qualys, Inc. (I)	329	4,606
RealPage, Inc. (I)	1,053	20,049
Rosetta Stone, Inc. (I)	272	4,629
Rovi Corp. (I)	86,860	2,240,988
Seachange International, Inc. (I)	707	7,607
SolarWinds, Inc. (I)	1,563	65,880
Sourcefire, Inc. (I)	711	39,788
Splunk, Inc. (I)	1,028	48,069
SS&C Technologies Holdings, Inc. (I)	20,237	640,096
Synchronoss Technologies, Inc. (I)	720	22,572
Tangoe, Inc. (I)	702	10,467
Telenav, Inc. (I)	402	2,046
TiVo, Inc. (I)	2,910	37,655
Tyler Technologies, Inc. (I)	6,851	472,788
Ultimate Software Group, Inc. (I)	3,297	366,956
VASCO Data Security International, Inc. (I)	718	6,017
Verint Systems, Inc. (I)	1,211	40,653
VirnetX Holding Corp. (I)(L)	1,007	23,856

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Vringo Inc. (I)	860	$2,675
Websense, Inc. (I)	847	21,048
Zynga, Inc., Class A (I)	13,163	44,754

		9,868,789

		24,303,620
Materials - 3.9%
Chemicals - 3.0%
American Vanguard Corp.	13,821	420,988
Arabian American Development Company (I)	423	3,130
Balchem Corp.	7,501	360,123
Calgon Carbon Corp. (I)	812	14,665
Chemtura Corp. (I)	14,046	322,075
Ferro Corp. (I)	667	4,576
Flotek Industries, Inc. (I)	21,596	375,554
FMC Corp.	21,990	1,378,993
H.B. Fuller Company	1,166	48,471
Hawkins, Inc.	220	8,774
Innospec, Inc.	541	22,197
Intrepid Potash, Inc.	1,313	24,658
Koppers Holdings, Inc.	478	19,679
Kraton Performance Polymers, Inc. (I)	262	5,434
LSB Industries, Inc. (I)	155	5,234
NewMarket Corp.	969	265,739
OMNOVA Solutions, Inc. (I)	1,093	8,099
PolyOne Corp.	11,225	288,370
Stepan Company	153	8,267
Tredegar Corp.	178	4,443
Zep, Inc.	440	7,295

		3,596,764
Construction Materials - 0.3%
Eagle Materials, Inc.	543	40,046
Headwaters, Inc. (I)	34,197	362,830
Texas Industries, Inc. (I)	212	15,139
United States Lime & Minerals, Inc. (I)	39	1,945

		419,960
Containers & Packaging - 0.3%
Berry Plastics Group, Inc. (I)	12,310	258,633
Graphic Packaging Holding Company (I)	4,428	34,051
Silgan Holdings, Inc.	517	24,180

		316,864
Metals & Mining - 0.2%
Allied Nevada Gold Corp. (I)	1,487	11,480
Century Aluminum Company (I)	422	4,182
Coeur d’Alene Mines Corp. (I)	735	10,430
General Moly, Inc. (I)	1,405	3,021
Globe Specialty Metals, Inc.	1,570	19,264
Gold Resource Corp. (L)	279	2,678
Golden Minerals Company (I)	6	11
McEwen Mining, Inc. (I)	5	13
Midway Gold Corp. (I)	15	16
Molycorp, Inc. (I)	3,063	20,124
Noranda Aluminum Holding Corp.	266	1,075
Paramount Gold and Silver Corp. (I)(L)	2,829	4,244
SunCoke Energy, Inc. (I)	568	8,804
U.S. Silica Holdings, Inc.	491	10,846
Walter Energy, Inc.	9,630	164,288

		260,476
Paper & Forest Products - 0.1%
Buckeye Technologies, Inc.	585	21,803

177

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Deltic Timber Corp.	264	$16,658
KapStone Paper and Packaging Corp.	990	28,720
Louisiana-Pacific Corp. (I)	3,227	56,698

		123,879

		4,717,943
Telecommunication Services - 3.2%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (I)	1,665	13,770
Atlantic Tele-Network, Inc.	88	4,380
Cbeyond, Inc. (I)	427	3,668
Cincinnati Bell, Inc. (I)	2,900	9,976
Cogent Communications Group, Inc.	67,563	1,857,307
General Communication, Inc., Class A (I)	661	5,744
IDT Corp., Class B	172	2,991
inContact, Inc. (I)	49,827	361,744
Lumos Networks Corp.	131	1,800
tw telecom, Inc. (I)	3,524	100,540

		2,361,920
Wireless Telecommunication Services - 1.2%
Boingo Wireless, Inc. (I)	370	2,683
Clearwire Corp., Class A (I)	10,420	46,682
Leap Wireless International, Inc. (I)(L)	1,192	6,735
NII Holdings, Inc. (I)(L)	176,277	1,359,096

		1,415,196

		3,777,116
Utilities - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Ormat Technologies, Inc.	368	8,398

TOTAL COMMON STOCKS (Cost $90,431,946)		$114,638,155

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	333	999

TOTAL RIGHTS (Cost $833)		$999

WARRANTS - 0.0%
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	3,922	392

TOTAL WARRANTS (Cost $0)		$392

SECURITIES LENDING COLLATERAL - 10.5%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	1,261,019	12,620,778

TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,620,763)		$12,620,778

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 2.0%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	2,433,559	2,433,559

Smaller Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 2.2%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $2,582,002 on 06/03/2013,
collateralized by $760,000 U.S. Treasury
Note, 1.750% due 05/15/2022 (valued at
$749,890, including interest) and
collateralized by $1,730,000 Federal
National Mortgage Association, 5.000% due
04/15/2015 (valued at $1,892,188,
including interest)	$2,582,000	$2,582,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,015,559)		$5,015,559

Total Investments (Smaller Company Growth Fund)
(Cost $108,069,101) - 110.4%		$132,275,883
Other assets and liabilities, net - (10.4%)		(12,443,991)

TOTAL NET ASSETS - 100.0%		$119,831,892

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 22.6%
U.S. Government - 5.1%
Treasury Inflation Protected Securities
0.125%, 01/15/2022	$303,366	$313,368
0.500%, 04/15/2015	467,199	480,631
1.875%, 07/15/2013	3,108,487	3,113,342
2.000%, 07/15/2014	2,272,014	2,352,243
2.500%, 01/15/2029	70,466	92,393
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	2,570,000	2,308,579
3.000%, 05/15/2042	5,065,000	4,806,999
3.125%, 02/15/2043	2,550,000	2,476,688
3.500%, 02/15/2039	1,115,000	1,175,977
4.375%, 05/15/2041	3,465,000	4,219,178
4.500%, 08/15/2039	680,000	842,669
4.625%, 02/15/2040	4,115,000	5,197,759
5.375%, 02/15/2031	2,070,000	2,793,529
6.000%, 02/15/2026	1,270,000	1,761,729
6.125%, 08/15/2029 (F)	455,000	655,129
7.125%, 02/15/2023	90,000	130,830
7.625%, 02/15/2025	390,000	603,891
U.S. Treasury Notes
0.250%, 09/30/2014	2,325,000	2,326,544
0.625%, 11/30/2017	1,035,000	1,021,416
0.875%, 02/28/2017	4,290,000	4,314,466
1.625%, 08/15/2022	250,000	241,602
2.250%, 05/31/2014	2,915,000	2,975,122
2.625%, 04/30/2016 to 08/15/2020	8,520,000	9,043,327
2.750%, 02/15/2019	1,100,000	1,193,843
U.S. Treasury Strips, PO
3.383%, 05/15/2021	540,000	466,569

		54,907,823
U.S. Government Agency - 17.5%
Federal Home Loan Banks
0.500%, 11/20/2015	925,000	927,127
Federal Home Loan Mortgage Corp.
0.500%, 04/17/2015	415,000	416,370

178

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.500%, 05/01/2028	$610,000	$622,948
2.598%, 01/01/2036 (P)	3,036	3,254
2.610%, 02/01/2037 (P)	61,174	65,661
2.633%, 05/01/2037 (P)	35,198	37,284
2.687%, 02/01/2037 (P)	23,027	24,761
2.710%, 09/01/2035 (P)	38,536	41,062
2.724%, 07/01/2035 (P)	41,900	44,869
2.725%, 07/01/2035 (P)	21,986	23,543
2.726%, 01/01/2037 (P)	10,532	11,325
2.806%, 03/01/2036 (P)	15,922	16,852
2.900%, 11/01/2035 (P)	4,409	4,682
2.910%, 09/01/2032 (P)	2,162	2,285
3.000%, 12/01/2042 to 01/01/2043	1,806,080	1,813,438
3.063%, 02/01/2037 (P)	37,374	40,130
3.125%, 06/01/2038 (P)	51,751	54,003
3.500%, 08/01/2042 to 11/01/2042	2,743,649	2,836,996
4.000%, 01/01/2025 to 12/01/2041	1,818,585	1,917,209
4.500%, 11/01/2018 to 04/01/2041	2,418,661	2,577,399
5.000%, 10/01/2018 to 04/01/2040	864,315	924,043
5.500%, 03/01/2018 to 12/01/2039	1,725,584	1,853,880
5.899%, 12/01/2036 (P)	17,307	18,420
5.965%, 10/01/2036 (P)	88,701	94,349
6.000%, 03/01/2014 to 12/01/2033	119,085	131,260
6.112%, 11/01/2036 (P)	29,398	31,366
6.500%, 05/01/2017 to 11/01/2033	47,511	52,921
7.000%, 02/01/2024 to 06/01/2032	12,903	15,076
7.500%, 05/01/2024 to 06/01/2024	1,976	2,273
10.500%, 05/01/2019	95	103
Federal National Mortgage Association
0.500%, 07/02/2015	250,000	250,653
0.750%, 12/19/2014	1,275,000	1,283,710
1.862%, 10/01/2033 (P)	46,698	48,648
2.200%, 06/01/2037 (P)	45,139	47,657
2.237%, 12/01/2035 (P)	7,876	8,339
2.315%, 07/01/2027 (P)	629	648
2.500%, 10/01/2027 to 04/01/2028	1,866,586	1,908,639
2.529%, 12/01/2035 (P)	10,248	10,837
2.608%, 07/01/2035 (P)	34,617	36,860
2.662%, 11/01/2035 (P)	83,989	89,700
2.678%, 08/01/2037 (P)	48,972	52,660
2.727%, 09/01/2035 (P)	126,474	133,168
2.748%, 09/01/2037 (P)	23,126	24,717
2.768%, 08/01/2036 (P)	94,074	100,804
2.770%, 12/01/2035 (P)	5,457	5,782
2.798%, 01/01/2037 (P)	58,227	62,159
2.819%, 12/01/2035 (P)	3,907	4,202
2.976%, 05/01/2038 (P)	27,203	28,892
3.000%, 06/01/2027 to 05/01/2043	7,853,069	7,986,520
3.040%, 12/01/2036 (P)	92,640	99,387
3.500%, 01/01/2026 to 01/01/2043	9,436,648	9,820,550
4.000%, 03/01/2025 to 05/01/2042	10,595,635	11,208,341
4.500%, 05/01/2019 to 12/01/2041	9,159,456	9,783,625
5.000%, 05/01/2018 to 10/01/2040	7,531,821	8,137,457
5.500%, 07/01/2013 to 05/01/2040	6,193,939	6,726,186
5.557%, 01/01/2019 (P)	422	459
5.893%, 09/01/2036 (P)	27,235	29,129
6.000%, 03/01/2021 to 09/01/2039	4,704,002	5,159,357
6.500%, 11/01/2015 to 04/01/2038	995,578	1,130,494
7.000%, 12/01/2029 to 04/01/2037	11,445	13,092
7.125%, 01/15/2030	365,000	546,685

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
2.500%, 05/20/2027 to 02/20/2043		$9,368,628	$9,204,982
3.000%, 01/20/2027 to 05/20/2043		16,105,118	16,516,074
3.500%, 12/20/2025 to 05/20/2043		12,331,114	12,965,952
4.000%, 11/20/2025 to 08/20/2042		15,032,238	16,082,594
4.500%, 11/20/2039 to 03/20/2041		22,458,963	24,326,211
5.000%, 02/15/2018 to 03/20/2041		13,532,402	14,749,707
5.500%, 02/15/2029 to 10/20/2040		6,611,144	7,287,131
6.000%, 08/15/2013 to 02/20/2039		4,665,695	5,241,764
6.500%, 12/15/2014 to 12/20/2033		1,771,875	2,055,489
7.000%, 04/15/2017 to 12/15/2034		764,715	884,246
9.250%, 10/15/2016 to 12/15/2019		2,005	2,236
9.750%, 07/15/2017 to 02/15/2021		1,946	2,180
10.250%, 11/15/2020		1,734	1,963
11.750%, 08/15/2013		45	45
12.250%, 02/15/2015		81	86
12.750%, 06/20/2014 to 11/20/2014		128	134

			188,665,040

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $241,514,340)			$243,572,863

FOREIGN GOVERNMENT
OBLIGATIONS - 14.3%
Australia - 0.1%
New South Wales Treasury Corp.
6.000%, 03/01/2022	AUD	850,000	935,989
Austria - 0.2%
Republic of Austria
3.150%, 06/20/2044 (S)	EUR	97,000	138,673
3.400%, 11/22/2022 (S)		469,000	696,520
3.500%, 09/15/2021 (S)		80,000	119,733
4.850%, 03/15/2026 (S)		284,000	481,536
6.250%, 07/15/2027		351,000	676,526

			2,112,988
Belgium - 0.1%
Kingdom of Belgium
3.250%, 09/28/2016		148,000	209,451
4.250%, 09/28/2021		65,000	100,139
5.000%, 03/28/2035		180,000	304,822

			614,412
Bermuda - 0.0%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	206,500
5.603%, 07/20/2020 (S)		200,000	227,500

			434,000
Brazil - 1.0%
Federative Republic of Brazil
5.625%, 01/07/2041		1,710,000	1,902,375
6.000%, 05/15/2015 to 08/15/2024	BRL	4,654,000	5,390,166
7.125%, 01/20/2037		$371,000	486,010
10.000%, 01/01/2017 to 01/01/2023	BRL	6,420,000	3,075,354

			10,853,905
Canada - 0.5%
Government of Canada
3.500%, 06/01/2013	CAD	987,000	952,071
3.750%, 06/01/2019		134,000	144,359
4.000%, 06/01/2017		581,000	615,426
4.500%, 06/01/2015		1,080,000	1,111,345

179

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of British Columbia
3.700%, 12/18/2020	CAD	1,066,000	$1,115,457
Province of Manitoba
1.300%, 04/03/2017		$380,000	385,427
Province of Ontario
1.200%, 02/14/2018		125,000	124,163
1.600%, 09/21/2016		475,000	486,570
3.500%, 06/02/2043	CAD	99,000	92,718
Province of Quebec
5.000%, 12/01/2038		384,000	442,795

			5,470,331
Chile - 0.0%
Republic of Chile
3.875%, 08/05/2020		$130,000	140,725
Colombia - 0.0%
Republic of Colombia
6.125%, 01/18/2041		275,000	329,313
Congo - 0.0%
Republic of Congo (Brazzaville)
3.000%, 06/30/2029		61,133	55,019
Croatia - 0.1%
Republic of Croatia
5.500%, 04/04/2023 (S)		200,000	204,050
6.375%, 03/24/2021		400,000	436,788

			640,838
Czech Republic - 0.1%
Czech Republic International
3.625%, 04/14/2021	EUR	613,000	894,985
Denmark - 0.1%
Kingdom of Denmark
3.000%, 11/15/2021	DKK	2,585,000	515,311
7.000%, 11/10/2024		364,000	99,610

			614,921
Dominican Republic - 0.0%
Government of Dominican Republic
5.875%, 04/18/2024 (S)		$100,000	102,000
7.500%, 05/06/2021		200,000	226,500
9.040%, 01/23/2018		38,254	42,462

			370,962
Fiji - 0.0%
Republic of Fiji
9.000%, 03/15/2016		200,000	203,770
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020	EUR	204,000	303,647
France - 0.3%
Caisse d’Amortissement de la dette
Sociale
2.500%, 10/25/2022		477,000	643,106
Government of France
1.000%, 07/25/2017		333,000	437,636
3.750%, 04/25/2021		522,000	787,199
4.000%, 10/25/2038		221,000	333,864
5.500%, 04/25/2029		72,000	127,626
5.750%, 10/25/2032		139,000	259,088

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France (continued)
Societe Financement de l’Economie
Francaise
3.250%, 01/16/2014	EUR	585,000	$774,800

			3,363,319
Germany - 1.7%
Federal Republic of Germany
0.250%, 12/13/2013		400,000	520,544
0.500%, 10/13/2017		1,041,000	1,359,060
0.750%, 09/13/2013		400,000	520,950
1.500%, 02/15/2023		3,161,000	4,115,082
1.750%, 07/04/2022		415,000	556,446
2.500%, 07/04/2044		820,000	1,093,413
3.250%, 07/04/2015 to 01/04/2020		1,321,000	1,921,625
3.500%, 01/04/2016		1,390,000	1,963,632
3.750%, 01/04/2015		1,737,000	2,389,242
4.000%, 10/11/2013 to 01/04/2037		2,320,000	3,782,780
4.250%, 07/04/2018		70,000	107,978

			18,330,752
Grenada - 0.0%
Government of Grenada
4.500%, 09/15/2025 (H)		$98,000	34,300
Hungary - 0.0%
Republic of Hungary
6.500%, 06/24/2019	HUF	53,930,000	252,836
6.750%, 02/24/2017		22,240,000	103,847

			356,683
Iceland - 0.1%
Republic of Iceland
4.875%, 06/16/2016 (S)		$375,000	398,438
4.875%, 06/16/2016		225,000	239,063
5.875%, 05/11/2022 (S)		513,000	579,184
5.875%, 05/11/2022		222,000	250,641

			1,467,326
Indonesia - 0.5%
Republic of Indonesia
3.375%, 04/15/2023 (S)		200,000	189,000
3.750%, 04/25/2022 (S)		1,550,000	1,528,688
4.875%, 05/05/2021		1,000,000	1,075,000
5.250%, 01/17/2042		300,000	296,250
5.875%, 03/13/2020		179,000	205,403
6.625%, 02/17/2037		170,000	202,300
6.875%, 01/17/2018		300,000	354,000
7.000%, 05/15/2022	IDR	920,000,000	101,004
7.750%, 01/17/2038		$450,000	600,750
8.250%, 07/15/2021 to 06/15/2032	IDR	4,100,000,000	483,525

			5,035,920
Iraq - 0.1%
Republic of Iraq
5.800%, 01/15/2028		$707,000	618,625
Ireland - 0.1%
Ireland Government Bond
3.900%, 03/20/2023	EUR	269,000	355,419
5.000%, 10/18/2020		221,000	317,549
5.500%, 10/18/2017		221,000	324,908

			997,876
Israel - 0.0%
Government of Israel
5.500%, 02/28/2017	ILS	786,000	243,055

180

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy - 0.8%
Republic of Italy
3.500%, 11/01/2017	EUR	965,000	$1,287,647
3.750%, 03/01/2021		726,000	954,866
4.000%, 02/01/2017		686,000	937,351
4.500%, 07/15/2015 to 08/01/2018		1,480,000	2,037,581
4.750%, 05/01/2017 to 06/01/2017		903,000	1,260,606
5.000%, 09/01/2040		1,197,000	1,600,452
5.750%, 02/01/2033		236,000	350,740
6.000%, 05/01/2031		170,000	258,940

			8,688,183
Ivory Coast - 0.0%
Republic of Ivory Coast
5.750%, 12/31/2032		$485,000	451,050
Jamaica - 0.1%
Government of Jamaica
8.000%, 06/24/2019		220,000	218,900
10.625%, 06/20/2017		350,000	391,125

			610,025
Japan - 1.8%
Government of Japan
0.400%, 03/20/2018	JPY	242,700,000	2,423,354
1.000%, 12/20/2021		50,250,000	508,932
1.100%, 06/20/2021		101,600,000	1,038,593
1.300%, 09/20/2019		91,800,000	957,159
1.400%, 03/20/2018 to 03/20/2020		314,900,000	3,297,044
1.500%, 03/20/2019		71,050,000	749,024
1.700%, 03/20/2017 to 06/20/2032		223,650,000	2,305,825
2.200%, 06/22/2020		162,150,000	1,788,915
2.300%, 06/20/2028 to 03/20/2040		532,500,000	5,998,510

			19,067,356
Lithuania - 0.1%
Republic of Lithuania
7.375%, 02/11/2020		$365,000	453,513
Malaysia - 0.2%
Government of Malaysia
3.418%, 08/15/2022	MYR	484,000	156,053
4.160%, 07/15/2021		1,198,000	407,766
4.232%, 06/30/2031		190,000	64,578
4.378%, 11/29/2019		2,203,000	750,593
4.498%, 04/15/2030		471,000	167,058
4.646%, 07/06/2021		$250,000	277,650

			1,823,698
Mexico - 0.9%
Government of Mexico
2.500%, 12/10/2020	MXN	24,638,038	2,053,333
3.500%, 12/14/2017		5,359,332	466,078
4.750%, 03/08/2044		$1,300,000	1,290,250
5.000%, 06/16/2016	MXN	2,977,406	260,981
5.125%, 01/15/2020		$300,000	342,000
5.500%, 02/17/2020	EUR	197,000	312,971
5.750%, 10/12/2110		$100,000	103,750
6.050%, 01/11/2040		300,000	355,500
6.500%, 06/10/2021 to 06/09/2022	MXN	20,270,000	1,707,239
7.500%, 06/03/2027		4,744,000	432,371
7.750%, 11/13/2042		5,000,000	453,346
8.000%, 12/17/2015		1,945,000	165,514
8.500%, 12/13/2018 to 11/18/2038		12,577,000	1,221,381
10.000%, 11/20/2036		1,629,000	182,220

			9,346,934

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mongolia - 0.0%
Government of Mongolia
4.125%, 01/05/2018 (S)		$200,000	$195,000
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		800,000	778,800
Netherlands - 0.0%
MDC-GMTN B.V.
5.750%, 05/06/2014 (S)		250,000	259,704
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	246,255
Panama - 0.0%
Republic of Panama
4.300%, 04/29/2053		$200,000	177,000
6.700%, 01/26/2036		190,000	242,725

			419,725
Peru - 0.1%
Republic of Peru
5.625%, 11/18/2050		290,000	328,425
7.840%, 08/12/2020 (S)	PEN	304,000	131,683

			460,108
Philippines - 0.2%
Republic of Philippines
5.000%, 01/13/2037		$600,000	669,750
6.375%, 10/23/2034		1,250,000	1,595,313

			2,265,063
Poland - 0.3%
Republic of Poland
3.750%, 01/19/2023	EUR	224,000	323,810
3.875%, 07/16/2015		$435,000	458,208
4.750%, 04/25/2017	PLN	709,000	229,611
5.000%, 10/24/2013		1,441,000	441,829
5.250%, 10/25/2017		860,000	284,945
5.500%, 04/25/2015 to 10/25/2019		2,233,000	729,186
5.750%, 09/23/2022		805,000	287,343

			2,754,932
Qatar - 0.0%
Government of Qatar
5.750%, 01/20/2042 (S)		$200,000	232,000
Romania - 0.1%
Government of Romania
4.375%, 08/22/2023 (S)		378,000	373,967
4.875%, 11/07/2019	EUR	200,000	275,625
5.900%, 07/26/2017	RON	850,000	260,850
6.750%, 02/07/2022		$420,000	495,264

			1,405,706
Russia - 1.0%
Government of Russia
4.500%, 04/04/2022		200,000	215,300
5.625%, 04/04/2042 (S)		200,000	219,000
5.625%, 04/04/2042		200,000	219,000
6.800%, 12/11/2019	RUB	25,550,000	796,968
7.000%, 01/25/2023		25,970,000	806,003
7.500%, 03/15/2018		8,000,000	260,564
7.500%, 03/31/2030		$5,906,360	7,176,227
7.600%, 04/14/2021 to 07/20/2022	RUB	24,231,000	782,934

181

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Russia (continued)
Government of Russia (continued)
7.850%, 03/10/2018	RUB	15,000,000	$494,547

			10,970,543
Rwanda - 0.0%
Republic of Rwanda
6.625%, 05/02/2023 (S)		$200,000	187,500
Serbia - 0.2%
Republic of Serbia
4.875%, 02/25/2020		400,000	393,600
5.250%, 11/21/2017 (S)		200,000	203,800
6.750%, 11/01/2024		307,934	310,244
7.250%, 09/28/2021		1,100,000	1,219,900

			2,127,544
Slovenia - 0.0%
Republic of Slovenia
4.750%, 05/10/2018		302,000	297,470
South Africa - 0.2%
Republic of South Africa
4.665%, 01/17/2024		450,000	466,875
6.250%, 03/08/2041		100,000	116,200
6.500%, 02/28/2041	ZAR	536,000	41,733
6.750%, 03/31/2021		3,952,000	389,888
7.000%, 02/28/2031		1,565,000	138,593
7.750%, 02/28/2023		1,309,000	134,950
8.000%, 12/21/2018		3,254,000	345,229
8.250%, 09/15/2017		2,345,000	249,524
10.500%, 12/21/2026		791,000	97,538
13.500%, 09/15/2015		2,467,000	284,913

			2,265,443
South Korea - 0.2%
Republic of Korea
3.750%, 06/10/2022	KRW	317,290,000	294,959
4.250%, 06/10/2021		306,840,000	294,162
4.500%, 03/10/2015		1,116,900,000	1,018,261
5.000%, 06/10/2020		627,330,000	624,737

			2,232,119
Spain - 0.4%
Instituto De Credito Oficial
4.375%, 05/20/2019	EUR	223,000	298,469
4.625%, 01/31/2017		50,000	68,250
6.000%, 03/08/2021		209,000	302,135
Kingdom of Spain
3.800%, 01/31/2017		100,000	133,884
4.100%, 07/30/2018		958,000	1,292,103
4.250%, 10/31/2016		96,000	130,260
4.400%, 01/31/2015		423,000	573,985
4.500%, 01/31/2018		300,000	410,856
5.750%, 07/30/2032		196,000	279,283
5.850%, 01/31/2022		259,000	374,715

			3,863,940
Sweden - 0.2%
Kingdom of Sweden
3.500%, 06/01/2022	SEK	1,730,000	297,377
3.750%, 08/12/2017		3,590,000	597,850
Svensk Exportkredit AB
3.625%, 05/27/2014	EUR	404,000	542,333
5.125%, 03/01/2017		$425,000	488,501

			1,926,061

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Republic of Tanzania - 0.0%
United Republic of Tanzania
6.450%, 03/08/2020 (P)		$300,000	$309,000
Thailand - 0.0%
Kingdom of Thailand
3.580%, 12/17/2027	THB	6,542,000	209,312
Turkey - 1.2%
Republic of Turkey
3.000%, 02/23/2022	TRY	428,713	260,433
3.250%, 03/23/2023		$300,000	291,750
4.500%, 02/11/2015	TRY	1,048,215	594,502
4.875%, 04/16/2043		$200,000	198,000
5.125%, 03/25/2022		500,000	565,000
5.625%, 03/30/2021		1,000,000	1,165,000
6.000%, 01/14/2041		1,190,000	1,368,500
6.250%, 09/26/2022		1,550,000	1,891,000
6.500%, 01/07/2015	TRY	900,000	482,563
6.750%, 04/03/2018 to 05/30/2040		$850,000	1,049,500
6.875%, 03/17/2036		360,000	453,600
7.000%, 03/11/2019 to 06/05/2020		1,879,000	2,328,033
7.250%, 03/15/2015		75,000	82,313
7.375%, 02/05/2025		200,000	263,000
7.500%, 11/07/2019		200,000	253,500
8.000%, 02/14/2034		307,000	429,800
8.500%, 09/14/2022	TRY	370,000	218,344
10.000%, 06/17/2015		365,000	208,182
10.500%, 01/15/2020		1,200,000	770,948

			12,873,968
Ukraine - 0.4%
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	394,000
6.580%, 11/21/2016		2,125,000	2,109,063
6.875%, 09/23/2015		100,000	101,150
7.500%, 04/17/2023 (S)		215,000	209,733
7.800%, 11/28/2022 (S)		200,000	201,980
9.250%, 07/24/2017		700,000	752,500

			3,768,426
United Kingdom - 0.4%
Government of United Kingdom
4.250%, 06/07/2032 to 09/07/2039	GBP	1,773,000	3,192,632
4.500%, 12/07/2042		734,000	1,374,655

			4,567,287
Venezuela - 0.4%
Republic of Venezuela
7.650%, 04/21/2025		$1,600,000	1,280,000
9.250%, 05/07/2028		635,100	562,064
11.950%, 08/05/2031		2,315,300	2,373,183
12.750%, 08/23/2022		500,000	543,750

			4,758,997

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $156,175,675)			$154,239,323

CORPORATE BONDS - 39.4%
Consumer Discretionary - 6.1%
99 Cents Only Stores
11.000%, 12/15/2019		300,000	344,625
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)		450,000	483,750
AMC Networks, Inc.
4.750%, 12/15/2022		175,000	174,563

182

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		$200,000	$208,250
6.625%, 10/15/2022		225,000	242,156
American Honda Finance Corp.
0.648%, 05/26/2016 (P) (S)		225,000	224,630
Arcelik AS
5.000%, 04/03/2023 (S)		200,000	201,000
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	400,000	193,856
Automotores Gildemeister SA
6.750%, 01/15/2023 (S)		$150,000	137,250
AutoZone, Inc.
5.500%, 11/15/2015		45,000	49,712
5.750%, 01/15/2015		35,000	37,742
Beazer Homes USA, Inc.
7.250%, 02/01/2023 (S)		100,000	105,875
Biomet, Inc.
6.500%, 08/01/2020 (S)		750,000	789,375
BMW UK Capital PLC
5.000%, 10/02/2017	GBP	20,000	34,861
Brinker International, Inc.
2.600%, 05/15/2018		$85,000	85,125
3.875%, 05/15/2023		125,000	122,810
British Sky Broadcasting Group PLC
3.125%, 11/26/2022 (S)		195,000	191,602
6.100%, 02/15/2018 (S)		60,000	70,537
9.500%, 11/15/2018 (S)		130,000	175,356
BSKYB Finance UK PLC
5.750%, 10/20/2017	GBP	65,000	114,998
Cablevision Systems Corp.
8.625%, 09/15/2017		$50,000	58,250
Carnival Corp.
1.200%, 02/05/2016		90,000	89,767
CBS Corp.
1.950%, 07/01/2017		70,000	70,498
CCO Holdings LLC
5.125%, 02/15/2023		1,825,000	1,788,500
5.250%, 09/30/2022		50,000	50,000
CDR DB Sub, Inc.
7.750%, 10/15/2020 (S)		325,000	338,813
Cedar Fair LP
5.250%, 03/15/2021 (S)		300,000	300,000
9.125%, 08/01/2018		300,000	333,000
Central European Media Enterprises, Ltd.
11.625%, 09/15/2016 (S)	EUR	400,000	548,650
Cequel Communications Escrow I LLC
6.375%, 09/15/2020 (S)		$375,000	391,875
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)		375,000	367,969
Choice Hotels International, Inc.
5.750%, 07/01/2022		200,000	222,000
Chrysler Group LLC
8.000%, 06/15/2019		400,000	443,000
8.250%, 06/15/2021		300,000	339,000
Cinemark USA, Inc.
4.875%, 06/01/2023 (S)		200,000	199,250
5.125%, 12/15/2022		150,000	152,250
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018 (S)	EUR	225,000	296,971
8.750%, 05/15/2018		90,000	118,788
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017		$225,000	245,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CKE Restaurants, Inc.
11.375%, 07/15/2018		$38,000	$39,568
Claire’s Stores, Inc.
6.125%, 03/15/2020 (S)		150,000	156,375
7.750%, 06/01/2020 (S)		150,000	151,875
9.000%, 03/15/2019 (S)		525,000	590,625
9.625%, 06/01/2015		180,187	180,414
Clear Channel Communications, Inc.
9.000%, 12/15/2019 (S)		600,000	603,000
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020		575,000	610,938
Cogeco Cable, Inc.
4.875%, 05/01/2020 (S)		150,000	149,625
Coinstar, Inc.
6.000%, 03/15/2019 (S)		200,000	204,000
Comcast Corp.
3.125%, 07/15/2022		165,000	168,203
6.400%, 03/01/2040		30,000	38,219
6.950%, 08/15/2037		670,000	890,339
COX Communications, Inc.
3.250%, 12/15/2022 (S)		140,000	137,842
5.450%, 12/15/2014		46,000	49,334
8.375%, 03/01/2039 (S)		345,000	502,180
CSC Holdings LLC
6.750%, 11/15/2021		150,000	168,000
CST Brands, Inc.
5.000%, 05/01/2023 (S)		150,000	151,500
Daimler Canada Finance, Inc.
3.280%, 09/15/2016	CAD	45,000	44,923
Daimler Finance North America LLC
0.894%, 03/28/2014 (P) (S)		$380,000	381,066
1.875%, 09/15/2014 (S)		150,000	151,750
Daimler International Finance BV
3.500%, 06/06/2019	GBP	20,000	32,639
Delphi Corp.
5.000%, 02/15/2023		$400,000	424,500
5.875%, 05/15/2019		100,000	106,750
6.125%, 05/15/2021		125,000	137,969
Dex Media, Inc., PIK
14.000%, 01/29/2017		75,000	51,000
DFS Furniture Holdings PLC
7.625%, 08/15/2018 (S)	GBP	100,000	160,813
DIRECTV Holdings LLC
1.750%, 01/15/2018		$420,000	414,516
2.400%, 03/15/2017		510,000	522,287
4.750%, 10/01/2014		420,000	441,121
5.875%, 10/01/2019		430,000	506,436
DISH DBS Corp.
4.250%, 04/01/2018 (S)		325,000	316,875
5.000%, 03/15/2023		375,000	354,375
5.125%, 05/01/2020 (S)		350,000	341,250
5.875%, 07/15/2022		450,000	451,125
Dollar General Corp.
3.250%, 04/15/2023		490,000	476,211
4.125%, 07/15/2017		105,000	114,031
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		200,000	222,000
Eaton Corp.
1.500%, 11/02/2017 (S)		105,000	103,943
4.000%, 11/02/2032 (S)		230,000	225,215
Fiesta Restaurant Group Inc
8.875%, 08/15/2016		300,000	322,125

183

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC
2.750%, 05/15/2015		$270,000	$276,212
3.875%, 01/15/2015		230,000	238,570
5.750%, 02/01/2021		1,410,000	1,596,982
Gajah Tunggal Tbk PT
7.750%, 02/06/2018		250,000	260,000
General Motors Financial Company, Inc.
3.250%, 05/15/2018 (S)		200,000	198,250
4.250%, 05/15/2023 (S)		175,000	170,625
Gestamp Funding Luxembourg SA
5.625%, 05/31/2020 (S)		325,000	314,438
5.875%, 05/31/2020 (S)	EUR	100,000	127,077
GKN Holdings PLC
6.750%, 10/28/2019	GBP	13,000	22,791
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		$550,000	622,188
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	204,485
Griffey Intermediate, Inc.
7.000%, 10/15/2020 (S)		$200,000	202,500
Grupo Televisa SAB
7.250%, 05/14/2043	MXN	2,000,000	143,562
Gymboree Corp.
9.125%, 12/01/2018		$425,000	411,719
Hanesbrands, Inc.
6.375%, 12/15/2020		375,000	413,438
Harley-Davidson Financial Services, Inc.
1.150%, 09/15/2015 (S)		170,000	170,366
Historic TW, Inc.
6.875%, 06/15/2018		130,000	159,415
Howes Capital, Ltd.
4.750%, 04/10/2017		200,000	211,677
Hyatt Hotels Corp.
3.875%, 08/15/2016		300,000	318,291
Hyundai Capital America
1.625%, 10/02/2015 (S)		150,000	151,064
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	209,974
4.375%, 07/27/2016 (S)		255,000	273,532
Igloo Holdings Corp., PIK
8.250%, 12/15/2017 (S)		200,000	205,500
Intercontinental Hotels Group PLC
6.000%, 12/09/2016	GBP	50,000	87,001
J.C. Penney Company, Inc.
7.650%, 08/15/2016		$175,000	176,750
7.950%, 04/01/2017		400,000	395,000
Jaguar Holding Company I, PIK
9.375%, 10/15/2017 (S)		125,000	134,063
Jaguar Land Rover Automotive PLC
5.625%, 02/01/2023 (S)		450,000	460,125
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)		400,000	425,500
Kingfisher PLC
5.625%, 12/15/2014	GBP	20,000	32,192
Lamar Media Corp.
5.000%, 05/01/2023		$125,000	126,563
5.875%, 02/01/2022		225,000	243,000
Laureate Education, Inc.
9.250%, 09/01/2019 (S)		775,000	868,000
Levi Strauss & Company
6.875%, 05/01/2022		275,000	304,906
LKQ Corp.
4.750%, 05/15/2023 (S)		125,000	124,688

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Lottomatica Group SpA
5.375%, 12/05/2016	EUR	50,000	$72,759
Lynx II Corp.
7.000%, 04/15/2023 (S)	GBP	400,000	643,630
MAN SE
7.250%, 05/20/2016	EUR	25,000	38,446
Marks & Spencer PLC
5.625%, 03/24/2014	GBP	30,000	47,027
Marriott International, Inc.
3.000%, 03/01/2019		$155,000	160,419
MDC Holdings, Inc.
5.375%, 12/15/2014		60,000	63,810
5.625%, 02/01/2020		70,000	76,747
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		450,000	460,125
Meritage Homes Corp.
7.000%, 04/01/2022		175,000	196,438
MGM Resorts International
6.625%, 12/15/2021		1,100,000	1,192,125
6.750%, 10/01/2020 (S)		625,000	681,250
Mohawk Industries, Inc.
3.850%, 02/01/2023		450,000	454,319
MU Finance PLC
8.375%, 02/01/2017 (S)		222,344	240,131
8.750%, 02/01/2017 (S)	GBP	50,000	81,098
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		$200,000	211,000
National Cinemedia LLC
6.000%, 04/15/2022		250,000	268,125
NBCUniversal Enterprise, Inc.
0.965%, 04/15/2018 (P) (S)		115,000	116,015
1.974%, 04/15/2019 (S)		395,000	394,688
NBCUniversal Media LLC
2.100%, 04/01/2014		250,000	253,215
2.875%, 01/15/2023		225,000	222,459
5.150%, 04/30/2020		645,000	762,555
NCL Corp., Ltd.
5.000%, 02/15/2018 (S)		150,000	153,000
Needle Merger Sub Corp.
8.125%, 03/15/2019 (S)		350,000	368,375
Netflix, Inc.
5.375%, 02/01/2021 (S)		475,000	482,125
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		325,000	334,750
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		200,000	195,000
Newell Rubbermaid Inc
2.000%, 06/15/2015		40,000	40,684
Newell Rubbermaid, Inc.
2.050%, 12/01/2017		170,000	169,580
News America, Inc.
5.300%, 12/15/2014		210,000	224,474
6.150%, 03/01/2037 to 02/15/2041		645,000	750,461
7.850%, 03/01/2039		85,000	115,439
8.250%, 08/10/2018		145,000	188,982
Next PLC
5.875%, 10/12/2016	GBP	50,000	85,878
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		$230,000	231,523
NVR, Inc.
3.950%, 09/15/2022		355,000	353,864

184

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		$315,000	$320,016
4.875%, 01/14/2021		435,000	480,905
Omnicom Group, Inc.
3.625%, 05/01/2022		175,000	176,110
4.450%, 08/15/2020		85,000	91,375
6.250%, 07/15/2019		665,000	788,995
Palace Entertainment Holdings LLC
8.875%, 04/15/2017 (S)		400,000	427,000
Party City Holdings, Inc.
8.875%, 08/01/2020 (S)		425,000	477,063
Penske Automotive Group, Inc.
5.750%, 10/01/2022 (S)		275,000	289,781
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (S)		150,000	154,500
Polish Television Holding BV
11.250%, 05/15/2017 (S)	EUR	375,000	523,962
PPR
8.625%, 04/03/2014		50,000	69,355
PVH Corp.
4.500%, 12/15/2022		$275,000	274,313
QVC, Inc.
4.375%, 03/15/2023 (S)		420,000	422,771
R&R Ice Cream PLC, PIK
9.250%, 05/10/2018 (S)	EUR	250,000	328,187
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019		$100,000	106,500
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022		375,000	390,000
SACI Falabella
3.750%, 04/30/2023 (S)		200,000	192,493
Schaeffler Finance BV
4.750%, 05/15/2021 (S)		200,000	196,500
Seminole Hard Rock Entertainment, Inc.
5.875%, 05/15/2021 (S)		150,000	149,063
Seminole Indian Tribe of Florida
7.750%, 10/01/2017 (S)		475,000	507,063
Seneca Gaming Corp.
8.250%, 12/01/2018 (S)		650,000	700,375
SES SA
3.600%, 04/04/2023 (S)		240,000	240,144
Shea Homes LP
8.625%, 05/15/2019		575,000	652,625
Sinclair Television Group, Inc.
6.125%, 10/01/2022 (S)		375,000	390,938
Sisal Holding Istituto di Pagamento SPA
7.250%, 09/30/2017	EUR	100,000	131,925
SIWF Merger Sub, Inc.
6.250%, 06/01/2021 (S)		$150,000	150,750
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		400,000	402,000
Sonic Automotive, Inc.
5.000%, 05/15/2023 (S)		175,000	173,688
7.000%, 07/15/2022		225,000	248,906
Spectrum Brands Escrow Corp.
6.375%, 11/15/2020 (S)		125,000	134,219
6.625%, 11/15/2022 (S)		125,000	135,000
Spectrum Brands, Inc.
9.500%, 06/15/2018		175,000	193,594
Standard Pacific Corp.
8.375%, 05/15/2018		100,000	117,875
10.750%, 09/15/2016		250,000	308,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Staples, Inc.
9.750%, 01/15/2014		$240,000	$252,997
Starwood Hotels & Resorts
Worldwide, Inc.
3.125%, 02/15/2023		70,000	67,344
Starz LLC
5.000%, 09/15/2019		275,000	279,125
Station Casinos LLC
7.500%, 03/01/2021 (S)		400,000	419,000
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		250,000	275,625
TCM Sub LLC
3.550%, 01/15/2015 (S)		550,000	571,959
Tempur-Pedic International, Inc.
6.875%, 12/15/2020 (S)		200,000	215,750
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		175,000	184,188
8.250%, 08/15/2020		400,000	445,500
8.750%, 08/15/2020		125,000	145,938
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		235,000	233,639
3.750%, 02/15/2023		200,000	195,817
4.000%, 03/15/2022		325,000	326,876
6.250%, 11/15/2014		290,000	309,575
10.000%, 07/15/2017		255,000	269,025
The ServiceMaster Company
8.000%, 02/15/2020		200,000	205,750
Thomson Reuters Corp.
0.875%, 05/23/2016		100,000	99,464
5.200%, 12/01/2014	CAD	40,000	40,568
5.950%, 07/15/2013		$145,000	145,858
Time Warner Cable, Inc.
5.500%, 09/01/2041		115,000	117,032
7.500%, 04/01/2014		50,000	52,797
8.250%, 02/14/2014		75,000	78,837
Time Warner, Inc.
7.700%, 05/01/2032		10,000	13,581
Toll Brothers Finance Corp.
4.375%, 04/15/2023		215,000	217,150
Toyota Motor Credit Corp.
0.430%, 03/10/2015 (P)		85,000	85,075
2.000%, 09/15/2016		275,000	283,583
4.000%, 12/07/2017	GBP	10,000	16,939
Travelport LLC, PIK
13.875%, 03/01/2016 (S)		$250,000	258,750
TRW Automotive, Inc.
4.500%, 03/01/2021 (S)		200,000	205,500
Tupperware Brands Corp.
4.750%, 06/01/2021		160,000	168,023
Unitymedia GmbH
9.500%, 03/15/2021 (S)	EUR	425,000	636,385
9.625%, 12/01/2019 (S)		307,000	444,432
Unitymedia KabelBW GmbH
9.625%, 12/01/2019		50,000	72,383
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		$350,000	376,250
6.875%, 05/15/2019 (S)		275,000	292,188
8.500%, 05/15/2021 (S)		1,325,000	1,434,313
Videotron, Ltd.
6.375%, 12/15/2015		50,000	50,625
6.875%, 07/15/2021 (S)	CAD	475,000	510,851
Volkswagen International Finance NV
1.625%, 03/22/2015 (S)		$295,000	298,570

185

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Volkswagen Leasing GmbH
3.250%, 05/10/2018	EUR	100,000	$142,132
Voyage Care Bondco PLC
6.500%, 08/01/2018 (S)	GBP	100,000	156,118
Whirlpool Corp.
3.700%, 03/01/2023		$50,000	50,648
4.700%, 06/01/2022		250,000	269,147
William Lyon Homes, Inc.
8.500%, 11/15/2020 (S)		300,000	334,125
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		175,000	184,625
11.500%, 10/01/2018		200,000	236,000
Wok Acquisition Corp.
10.250%, 06/30/2020 (S)		375,000	420,000
Wolverine World Wide, Inc.
6.125%, 10/15/2020 (S)		125,000	132,188
WPP 2008, Ltd.
6.000%, 04/04/2017	GBP	50,000	87,497
WPP Finance 2010
3.625%, 09/07/2022		$275,000	271,030
4.750%, 11/21/2021		320,000	343,228
WPP Finance UK
8.000%, 09/15/2014		65,000	70,609

			65,389,171
Consumer Staples - 2.3%
Agrokor DD
9.125%, 02/01/2020	EUR	200,000	288,219
Altria Group, Inc.
4.750%, 05/05/2021		$800,000	887,216
8.500%, 11/10/2013		280,000	289,548
9.250%, 08/06/2019		175,000	239,752
Anheuser-Busch InBev NV
6.500%, 06/23/2017	GBP	30,000	54,505
ARAMARK Corp.
5.750%, 03/15/2020 (S)		$200,000	207,000
Avangardco Investments Public, Ltd.
10.000%, 10/29/2015		100,000	101,500
Avon Products, Inc.
2.375%, 03/15/2016		80,000	81,351
4.600%, 03/15/2020		255,000	269,730
5.000%, 03/15/2023		625,000	661,578
B&G Foods, Inc.
4.625%, 06/01/2021		200,000	200,000
BAT International Finance PLC
6.375%, 12/12/2019	GBP	40,000	76,524
8.125%, 11/15/2013 (S)		$405,000	417,711
BFF International, Ltd.
7.250%, 01/28/2020		100,000	116,800
7.250%, 01/28/2020 (S)		100,000	116,800
BRF SA
3.950%, 05/22/2023 (S)		200,000	192,000
British American Tobacco Holdings The
Netherlands BV
4.875%, 02/24/2021	EUR	80,000	125,715
Bumble Bee Acquisition Corp.
9.000%, 12/15/2017 (S)		$208,000	228,280
Bunge NA Finance LP
5.900%, 04/01/2017		295,000	329,643
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		500,000	517,839
4.100%, 03/15/2016		135,000	143,755
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	90,180

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Carrefour SA
5.375%, 06/12/2015	EUR	50,000	$70,914
Casino Guichard Perrachon SA
3.994%, 03/09/2020		100,000	144,096
Central Garden and Pet Company
8.250%, 03/01/2018		$225,000	234,563
Ceridian Corp.
8.875%, 07/15/2019 (S)		200,000	228,000
Church & Dwight Compnay, Inc.
2.875%, 10/01/2022		135,000	132,436
Coca-Cola Amatil, Ltd.
3.250%, 11/02/2014 (S)		360,000	371,585
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020		135,000	148,546
ConAgra Foods, Inc.
3.200%, 01/25/2023		325,000	320,714
4.950%, 08/15/2020 (S)		160,000	179,595
Constellation Brands, Inc.
4.250%, 05/01/2023		300,000	294,750
6.000%, 05/01/2022		425,000	477,063
Controladora Mabe SA de CV
7.875%, 10/28/2019		100,000	114,250
7.875%, 10/28/2019 (S)		350,000	399,875
Corporacion Azucarera del Peru SA
6.375%, 08/02/2022 (S)		210,000	217,350
Corporacion Lindley SA
4.625%, 04/12/2023 (S)		65,000	65,000
6.750%, 11/23/2021 (S)		110,000	125,400
Del Monte Corp.
7.625%, 02/15/2019		700,000	725,375
Delhaize Group SA
3.125%, 02/27/2020	EUR	100,000	135,304
6.500%, 06/15/2017		$375,000	429,530
DP World, Ltd.
6.850%, 07/02/2037 (S)		310,000	351,075
Elior Finance & Company SCA
6.500%, 05/01/2020 (S)	EUR	100,000	132,574
ESAL GmbH
6.250%, 02/05/2023 (S)		$205,000	203,463
Harbinger Group, Inc.
7.875%, 07/15/2019 (S)		350,000	372,750
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)		500,000	496,250
Heineken NV
1.400%, 10/01/2017 (S)		135,000	133,385
2.750%, 04/01/2023 (S)		185,000	178,314
7.250%, 03/10/2015	GBP	40,000	66,860
ICTSI Treasury BV
4.625%, 01/16/2023		$200,000	198,068
Imperial Tobacco Finance PLC
2.050%, 02/11/2018 (S)		315,000	314,325
3.500%, 02/11/2023 (S)		570,000	569,948
6.250%, 12/04/2018	GBP	60,000	110,324
Kraft Foods Group, Inc.
1.625%, 06/04/2015		$195,000	197,738
5.000%, 06/04/2042		65,000	68,314
Kraft Foods, Inc.
7.250%, 07/18/2018	GBP	50,000	94,741
MHP SA
8.250%, 04/02/2020 (S)		$460,000	454,197
Michael Foods Holding, Inc., PIK
8.500%, 07/15/2018 (S)		225,000	237,375

186

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Minerva Luxembourg SA
7.750%, 01/31/2023 (S)		$300,000	$309,000
12.250%, 02/10/2022 (S)		200,000	239,000
Mriya Agro Holding PLC
9.450%, 04/19/2018 (S)		300,000	297,000
Pernod-Ricard SA
2.950%, 01/15/2017 (S)		215,000	223,850
5.000%, 03/15/2017	EUR	100,000	147,142
5.750%, 04/07/2021 (S)		$150,000	174,171
Philip Morris International, Inc.
4.375%, 11/15/2041		145,000	142,402
Post Holdings, Inc.
7.375%, 02/15/2022		100,000	111,375
R&R Ice Cream, PLC
8.375%, 11/15/2017 (S)	EUR	200,000	278,334
Red de Carreteras de Occidente Sapib
de CV
9.000%, 06/10/2028 (S)	MXN	2,000,000	154,780
Reynolds American, Inc.
1.050%, 10/30/2015		$50,000	50,126
3.250%, 11/01/2022		450,000	437,833
7.625%, 06/01/2016		215,000	254,467
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		125,000	126,875
9.000%, 04/15/2019		800,000	840,000
9.875%, 08/15/2019		250,000	272,500
Rite Aid Corp.
7.700%, 02/15/2027		425,000	447,313
9.250%, 03/15/2020		1,525,000	1,721,344
SABMiller Holdings Inc.
1.850%, 01/15/2015 (S)		200,000	203,244
Tesco PLC
6.125%, 02/24/2022	GBP	50,000	92,241
The Coca-Cola Company
0.253%, 03/05/2015 (P)		$155,000	154,946
The Pantry, Inc.
8.375%, 08/01/2020		225,000	246,375
The Sun Products Corp.
7.750%, 03/15/2021 (S)		225,000	227,250
Tyson Foods, Inc.
4.500%, 06/15/2022		380,000	405,820
US Foods, Inc.
8.500%, 06/30/2019		900,000	964,125
Virgolino de Oliveira Finance, Ltd.
11.750%, 02/09/2022		400,000	384,000
Wal-Mart Stores, Inc.
2.550%, 04/11/2023		365,000	351,348
Wesfarmers, Ltd.
2.983%, 05/18/2016 (S)		175,000	183,874
Yasar Holdings SA
9.625%, 10/07/2015		200,000	211,750

			24,282,178
Energy - 6.4%
Access Midstream Partners LP
4.875%, 05/15/2023		475,000	469,063
Adaro Indonesia PT
7.625%, 10/22/2019		100,000	106,500
7.625%, 10/22/2019 (S)		200,000	213,000
Afren PLC
11.500%, 02/01/2016 (S)		200,000	235,020
Anadarko Petroleum Corp.
5.950%, 09/15/2016		185,000	210,918
6.375%, 09/15/2017		190,000	224,184

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Antero Resources Finance Corp.
6.000%, 12/01/2020		$875,000	$910,000
7.250%, 08/01/2019		475,000	513,000
9.375%, 12/01/2017		200,000	214,500
Athlon Holdings LP
7.375%, 04/15/2021 (S)		500,000	520,000
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	214,250
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	322,098
5.125%, 12/07/2017	GBP	50,000	88,039
Bill Barrett Corp.
7.000%, 10/15/2022		$475,000	498,750
7.625%, 10/01/2019		900,000	967,500
9.875%, 07/15/2016		250,000	263,750
Boardwalk Pipelines LP
5.750%, 09/15/2019		205,000	233,033
Canadian Natural Resources, Ltd.
1.450%, 11/14/2014		135,000	136,170
4.950%, 06/01/2015	CAD	50,000	51,282
5.700%, 05/15/2017		$200,000	230,576
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020		325,000	351,000
Chesapeake Energy Corp.
3.250%, 03/15/2016		175,000	173,688
5.375%, 06/15/2021		200,000	203,500
5.750%, 03/15/2023		525,000	546,000
CNOOC Finance 2013, Ltd.
1.125%, 05/09/2016		200,000	199,747
1.750%, 05/09/2018		200,000	197,034
3.000%, 05/09/2023		200,000	190,199
Colorado Interstate Gas Company
5.950%, 03/15/2015		150,000	162,370
Comstock Resources, Inc.
7.750%, 04/01/2019		50,000	52,875
Concho Resources, Inc.
5.500%, 04/01/2023		475,000	485,688
7.000%, 01/15/2021		425,000	462,188
CONSOL Energy, Inc.
8.000%, 04/01/2017		500,000	535,000
Continental Resources, Inc.
4.500%, 04/15/2023 (S)		595,000	600,950
5.000%, 09/15/2022		275,000	284,625
Cosan Luxembourg SA
5.000%, 03/14/2023 (S)		200,000	199,000
Crosstex Energy LP
7.125%, 06/01/2022		200,000	214,000
8.875%, 02/15/2018		125,000	134,375
DCP Midstream LLC
5.375%, 10/15/2015 (S)		150,000	161,998
DCP Midstream Operating LP
2.500%, 12/01/2017		245,000	247,936
3.250%, 10/01/2015		325,000	337,974
3.875%, 03/15/2023		210,000	206,364
DTEK Finance BV
9.500%, 04/28/2015		100,000	104,750
9.500%, 04/28/2015 (S)		150,000	157,125
El Paso Corp.
6.500%, 09/15/2020		75,000	84,756
7.750%, 01/15/2032		500,000	562,378
7.800%, 08/01/2031		125,000	139,626
El Paso Natural Gas Company
5.950%, 04/15/2017		27,000	31,087

187

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enbridge Energy Partners LP
4.200%, 09/15/2021		$85,000	$89,609
5.500%, 09/15/2040		110,000	114,822
Enbridge, Inc.
4.260%, 02/01/2021	CAD	55,000	57,531
Encana Corp.
5.800%, 01/18/2018 (S)		30,000	32,622
Energy Transfer Partners LP
3.600%, 02/01/2023		$615,000	601,167
5.200%, 02/01/2022		550,000	606,581
5.950%, 02/01/2015		105,000	113,070
6.700%, 07/01/2018		30,000	36,017
8.500%, 04/15/2014		120,000	127,756
Eni Finance International SA
5.000%, 01/27/2019	GBP	12,000	20,411
Ensco PLC
3.250%, 03/15/2016		$345,000	364,757
Enterprise Products Operating LLC
1.250%, 08/13/2015		150,000	150,894
5.600%, 10/15/2014		90,000	95,805
5.950%, 02/01/2041		445,000	510,359
7.550%, 04/15/2038		210,000	279,946
EPL Oil & Gas, Inc.
8.250%, 02/15/2018 (S)		200,000	214,500
8.250%, 02/15/2018		75,000	80,625
EQT Corp.
4.875%, 11/15/2021		645,000	683,148
Exterran Partners LP
6.000%, 04/01/2021 (S)		250,000	256,250
Gazprom Neft OAO
4.375%, 09/19/2022 (S)		200,000	192,000
Gazprom OAO
4.950%, 05/23/2016 (S)		425,000	454,172
5.999%, 01/23/2021 (S)		250,000	276,188
6.605%, 02/13/2018	EUR	50,000	75,941
7.288%, 08/16/2037		$440,000	515,900
8.625%, 04/28/2034		175,000	228,813
GeoPark Latin America, Ltd. Agencia en
Chile
7.500%, 02/11/2020 (S)		200,000	205,000
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		200,000	194,000
KazMunayGas National Company
9.125%, 07/02/2018		1,500,000	1,863,750
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016		95,000	101,136
3.950%, 09/01/2022		325,000	336,421
5.125%, 11/15/2014		90,000	95,573
Kinder Morgan Finance Company LLC
5.700%, 01/05/2016		185,000	201,419
6.000%, 01/15/2018 (S)		200,000	220,951
Laredo Petroleum, Inc.
7.375%, 05/01/2022		425,000	467,500
9.500%, 02/15/2019		150,000	169,875
Lukoil International Finance BV
7.250%, 11/05/2019		200,000	233,500
Magellan Midstream Partners LP
4.250%, 02/01/2021		60,000	64,749
6.450%, 06/01/2014		145,000	152,899
6.550%, 07/15/2019		145,000	176,181
Marathon Oil Corp.
0.900%, 11/01/2015		185,000	184,850
2.800%, 11/01/2022		165,000	159,269

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Markwest Energy Partners LP
4.500%, 07/15/2023		$600,000	$583,500
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)		155,000	205,097
Murphy Oil Corp.
4.000%, 06/01/2022		400,000	397,283
Nabors Industries, Inc.
4.625%, 09/15/2021		305,000	316,105
9.250%, 01/15/2019		440,000	556,611
National Gas Company of Trinidad &
Tobago, Ltd.
6.050%, 01/15/2036 (S)		105,000	111,038
Newfield Exploration Company
5.750%, 01/30/2022		350,000	374,500
Noble Corp.
5.875%, 06/01/2013		45,000	45,000
Noble Energy, Inc.
6.000%, 03/01/2041		285,000	337,750
Noble Holding International, Ltd.
2.500%, 03/15/2017		35,000	35,674
3.450%, 08/01/2015		85,000	88,531
7.375%, 03/15/2014		35,000	36,569
NuStar Logistics LP
4.800%, 09/01/2020		205,000	202,630
8.150%, 04/15/2018		180,000	204,035
OGX Austria GmbH
8.500%, 06/01/2018 (S)		325,000	185,250
ONEOK Partners LP
3.250%, 02/01/2016		260,000	273,545
Origin Energy Finance, Ltd.
2.875%, 10/11/2019	EUR	100,000	135,303
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)		$230,000	231,725
PBF Holding Company LLC
8.250%, 02/15/2020		475,000	524,875
PDC Energy, Inc.
7.750%, 10/15/2022 (S)		1,000,000	1,090,000
Peabody Energy Corp.
6.000%, 11/15/2018		100,000	107,000
7.375%, 11/01/2016		375,000	427,500
Pemex Project Funding Master Trust
5.500%, 02/24/2025	EUR	369,000	574,090
6.625%, 06/15/2035		$85,000	97,325
7.500%, 12/18/2013	GBP	35,000	54,932
Penn Virginia Corp.
8.500%, 05/01/2020 (S)		$450,000	450,000
Penn Virginia Resource Partners LP
6.500%, 05/15/2021 (S)		375,000	376,406
8.250%, 04/15/2018		375,000	399,375
8.375%, 06/01/2020		425,000	462,188
Pertamina Persero PT
6.000%, 05/03/2042 (S)		257,000	243,508
6.500%, 05/27/2041 (S)		200,000	203,500
Perusahaan Listrik Negara PT
5.250%, 10/24/2042 (S)		200,000	178,000
Petrobras Global Finance BV
2.000%, 05/20/2016		165,000	164,298
4.250%, 10/02/2023	EUR	100,000	136,145
4.375%, 05/20/2023		$350,000	337,762
5.625%, 05/20/2043		365,000	340,459
Petrobras International Finance Company
4.875%, 03/07/2018	EUR	200,000	289,002
5.375%, 01/27/2021		$440,000	465,782

188

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petrobras International Finance
Company (continued)
5.750%, 01/20/2020		$215,000	$234,074
5.875%, 03/01/2018		205,000	229,709
6.875%, 01/20/2040		200,000	215,358
7.875%, 03/15/2019		115,000	138,976
Petrohawk Energy Corp.
7.250%, 08/15/2018		510,000	566,738
Petroleos de Venezuela SA
5.000%, 10/28/2015		2,268,989	2,084,066
5.125%, 10/28/2016		1,518,734	1,321,299
5.250%, 04/12/2017		537,300	456,705
5.375%, 04/12/2027		215,000	140,288
8.500%, 11/02/2017		2,413,200	2,274,441
12.750%, 02/17/2022		350,000	371,438
Petroleos Mexicanos
3.500%, 01/30/2023 (S)		775,000	736,250
4.875%, 01/24/2022		890,000	947,850
5.500%, 01/21/2021 to 06/27/2044		2,310,000	2,335,950
5.500%, 06/27/2044 (S)		220,000	215,600
6.500%, 06/02/2041		1,400,000	1,568,000
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		200,000	256,000
Petroleum Geo-Services ASA
7.375%, 12/15/2018 (S)		650,000	721,500
Phillips 66
1.950%, 03/05/2015		185,000	188,481
4.300%, 04/01/2022		365,000	394,148
Pioneer Natural Resources Company
3.950%, 07/15/2022		340,000	351,283
5.875%, 07/15/2016		255,000	286,718
Plains All American Pipeline LP
2.850%, 01/31/2023		155,000	147,769
3.950%, 09/15/2015		300,000	320,763
5.750%, 01/15/2020		210,000	247,409
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024		100,000	131,700
Precision Drilling Corp.
6.500%, 12/15/2021		75,000	80,438
6.625%, 11/15/2020		425,000	454,750
QEP Resources, Inc.
5.250%, 05/01/2023		900,000	909,000
Range Resources Corp.
5.000%, 08/15/2022		250,000	253,750
Regency Energy Partners LP
4.500%, 11/01/2023 (S)		250,000	247,500
5.500%, 04/15/2023		225,000	236,250
Reliance Holdings USA, Inc.
4.500%, 10/19/2020 (S)		500,000	524,235
5.400%, 02/14/2022 (S)		250,000	273,719
Repsol International Finance BV
4.625%, 10/08/2014	EUR	37,000	50,393
4.750%, 02/16/2017		55,000	79,058
Rockies Express Pipeline LLC
6.000%, 01/15/2019 (S)		$375,000	370,313
6.850%, 07/15/2018 (S)		25,000	25,875
Rosetta Resources, Inc.
5.625%, 05/01/2021		350,000	350,875
Rowan Companies, Inc.
4.875%, 06/01/2022		170,000	182,298
5.000%, 09/01/2017		195,000	213,925

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Rowan Companies, Inc. (continued)
7.875%, 08/01/2019		$230,000	$283,581
Sabine Pass Liquefaction LLC
5.625%, 04/15/2023 (S)		150,000	150,000
Sabine Pass LNG LP
6.500%, 11/01/2020 (S)		375,000	392,813
7.500%, 11/30/2016		150,000	167,250
SandRidge Energy, Inc.
7.500%, 03/15/2021 to 02/15/2023		350,000	360,500
SESI LLC
6.375%, 05/01/2019		525,000	567,000
7.125%, 12/15/2021		665,000	746,463
Sibur Securities, Ltd.
3.914%, 01/31/2018 (S)		290,000	278,038
SM Energy Company
5.000%, 01/15/2024 (S)		350,000	353,500
6.500%, 11/15/2021 to 01/01/2023		425,000	465,813
6.625%, 02/15/2019		650,000	697,125
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)		100,000	103,956
Spectra Energy Capital LLC
3.300%, 03/15/2023		355,000	346,527
Suncor Energy, Inc.
5.390%, 03/26/2037 (S)	CAD	45,000	49,600
Swift Energy Company
7.875%, 03/01/2022		$775,000	809,875
8.875%, 01/15/2020		500,000	535,000
Talisman Energy, Inc.
3.750%, 02/01/2021		275,000	283,472
5.125%, 05/15/2015		175,000	187,656
Targa Resources Partners LP
6.375%, 08/01/2022		350,000	379,750
Tennessee Gas Pipeline Company
8.000%, 02/01/2016		170,000	198,661
Tervita Corp.
9.750%, 11/01/2019 (S)		350,000	336,875
TNK-BP Finance SA
7.250%, 02/02/2020 (S)		100,000	118,000
Total Capital SA
3.875%, 12/14/2018	GBP	10,000	17,010
TransCanada PipeLines, Ltd.
2.500%, 08/01/2022		$225,000	215,331
4.650%, 10/03/2016	CAD	40,000	42,012
Transocean, Inc.
2.500%, 10/15/2017		$270,000	272,695
4.950%, 11/15/2015		130,000	140,809
5.050%, 12/15/2016		530,000	587,296
Weatherford International, Ltd.
9.625%, 03/01/2019		160,000	208,134
Western Gas Partners LP
4.000%, 07/01/2022		590,000	602,958
Western Refining, Inc.
6.250%, 04/01/2021 (S)		275,000	284,625
Williams Companies, Inc.
3.700%, 01/15/2023		375,000	363,428
Williams Partners LP
3.350%, 08/15/2022		215,000	208,177
3.800%, 02/15/2015		170,000	178,170
4.125%, 11/15/2020		135,000	143,571
6.300%, 04/15/2040		400,000	455,230
WPX Energy, Inc.
6.000%, 01/15/2022		150,000	161,625

			68,723,534

189

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials - 9.1%
A-S Co-Issuer Subsidiary, Inc.
7.875%, 12/15/2020 (S)		$150,000	$157,125
ABN AMRO Bank NV
6.375%, 04/27/2021	EUR	100,000	149,729
ACE INA Holdings, Inc.
5.600%, 05/15/2015		$225,000	245,960
5.875%, 06/15/2014		150,000	157,913
Ahold Finance USA, Inc.
6.500%, 03/14/2017	GBP	40,000	70,716
Akbank TAS
3.875%, 10/24/2017 (S)		$156,000	159,900
5.000%, 10/24/2022 (S)		150,000	155,532
5.125%, 07/22/2015 (S)		100,000	105,000
6.500%, 03/09/2018 (S)		200,000	227,250
7.500%, 02/05/2018 (S)	TRY	300,000	161,609
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023		$115,000	114,715
Alfa Bank OJSC
7.500%, 09/26/2019 (S)		200,000	214,274
7.875%, 09/25/2017 (S)		220,000	245,817
7.875%, 09/25/2017		350,000	391,073
Allianz Finance II BV (5.750% to
07/08/2021, then 3 month
EURIBOR + 3.349%)
5.750%, 07/08/2041	EUR	100,000	149,152
Allianz Finance II BV (6.500% to
01/13/2015, then 3 month
EURIBOR + 2.770%)
6.500%, 01/13/2025		40,000	56,019
Ally Financial, Inc.
7.500%, 09/15/2020		$475,000	554,563
American Campus Communities
Operating Partnership LP
3.750%, 04/15/2023		180,000	178,656
American Express Company
0.863%, 05/22/2018 (P)		320,000	320,687
American International Group, Inc.
3.000%, 03/20/2015		125,000	129,486
4.250%, 09/15/2014		380,000	396,261
4.875%, 06/01/2022		290,000	320,501
6.400%, 12/15/2020		40,000	48,410
Ameriprise Financial, Inc.
7.300%, 06/28/2019		315,000	406,595
ANZ National International, Ltd.
1.850%, 10/15/2015 (S)		325,000	332,319
AON Financial Services Luxembourg SA
6.250%, 07/01/2014	EUR	50,000	68,715
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020 (S)	GBP	275,000	449,172
Aviv Healthcare Properties LP
7.750%, 02/15/2019		$150,000	163,875
Aviva PLC
9.500%, 06/20/2016	GBP	15,000	27,787
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
6.875%, 05/22/2038	EUR	50,000	72,624
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
5.250%, 04/16/2040		50,000	68,178
Banco Bilbao Vizcaya Argentaria SA
4.250%, 01/18/2017		200,000	280,226
Banco Bradesco SA
4.125%, 05/16/2016 (S)		$200,000	210,500

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Banco de Bogota SA
5.375%, 02/19/2023 (S)		$200,000	$204,000
Banco de Credito del Peru
5.375%, 09/16/2020 (S)		300,000	324,000
Banco del Estado de Chile
3.875%, 02/08/2022 (S)		180,000	184,585
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		700,000	766,500
Banco Santander Chile
3.875%, 09/20/2022 (S)		300,000	296,389
Banco Santander SA
4.625%, 01/20/2016	EUR	500,000	698,752
Bank Nederlandse Gemeenten
2.500%, 01/18/2016		211,000	288,770
Bank of America Corp.
1.104%, 03/22/2016 (P)		$95,000	95,053
1.250%, 01/11/2016		210,000	209,523
1.500%, 10/09/2015		435,000	437,563
2.000%, 01/11/2018		260,000	257,870
3.875%, 03/22/2017		520,000	556,099
4.750%, 04/03/2017	EUR	100,000	146,549
5.500%, 12/04/2019	GBP	40,000	71,624
5.625%, 07/01/2020		$725,000	838,397
5.650%, 05/01/2018		1,030,000	1,180,527
6.500%, 08/01/2016		70,000	80,049
Bank of Georgia
7.750%, 07/05/2017 (S)		200,000	214,400
Bank of Montreal
6.170%, 03/28/2023 (P)	CAD	40,000	44,877
Bank of Nova Scotia
0.750%, 10/09/2015		$205,000	205,123
2.740%, 12/01/2016	CAD	30,000	29,597
Banque du Liban
10.000%, 04/25/2015		$100,000	110,000
Barclays Bank PLC
4.000%, 10/07/2019	EUR	400,000	606,742
5.200%, 07/10/2014		$455,000	477,265
5.250%, 05/27/2014	EUR	50,000	68,048
5.750%, 08/17/2021	GBP	50,000	91,263
6.625%, 03/30/2022	EUR	50,000	77,288
BB&T Corp.
5.700%, 04/30/2014		$210,000	219,856
BBVA Banco Continental SA
2.250%, 07/29/2016 (S)		165,000	162,525
3.250%, 04/08/2018 (S)		190,000	188,575
BBVA Senior Finance SAU
3.875%, 08/06/2015	EUR	100,000	134,671
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021		$435,000	485,505
4.300%, 05/15/2043		215,000	205,339
BNP Paribas Home Loan SFH
3.750%, 01/11/2021	EUR	200,000	300,464
BNP Paribas SA
2.500%, 08/23/2019		40,000	53,810
2.875%, 11/27/2017		50,000	69,312
3.750%, 11/25/2020		40,000	57,813
Boardwalk Pipelines LP
3.375%, 02/01/2023		$565,000	543,881
Boyd Acquisition Sub LLC
8.375%, 02/15/2018 (S)		250,000	271,250
BPCE SA
2.375%, 10/04/2013 (S)		975,000	980,682

190

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BR Malls International Finance, Ltd.
8.500%, 01/21/2016 (Q) (S)		$160,000	$174,649
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		200,000	212,000
Burlington Northern Santa Fe LLC
3.050%, 09/01/2022		100,000	99,750
Camden Property Trust
2.950%, 12/15/2022		120,000	115,058
Canadian Imperial Bank of Commerce
2.650%, 11/08/2016	CAD	30,000	29,519
Cantor Commercial Real Estate
Company LP
7.750%, 02/15/2018 (S)		$300,000	310,500
Capital One Financial Corp.
2.125%, 07/15/2014		290,000	293,937
2.150%, 03/23/2015		160,000	163,146
CBRE Services, Inc.
5.000%, 03/15/2023		650,000	648,375
Central China Real Estate, Ltd.
12.250%, 10/20/2015		300,000	329,250
Citigroup Finance Canada, Inc.
6.750%, 09/22/2014	CAD	45,000	46,200
Citigroup, Inc.
0.852%, 05/31/2017 (P)	EUR	50,000	61,754
1.073%, 04/01/2016 (P)		$300,000	301,170
1.250%, 01/15/2016		315,000	314,604
1.300%, 04/01/2016		245,000	244,600
3.500%, 08/05/2015	EUR	50,000	68,669
4.587%, 12/15/2015		$80,000	86,739
6.125%, 05/15/2018		160,000	188,790
6.250%, 09/02/2019	GBP	45,000	83,695
Citigroup, Inc. (4.750% to 02/10/2014,
then 3 month EURIBOR + 1.400%)
4.750%, 02/10/2019	EUR	40,000	51,860
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
7.500%, 07/24/2039		50,000	80,420
CNA Financial Corp.
5.875%, 08/15/2020		$330,000	386,982
6.500%, 08/15/2016		90,000	102,743
CNH Capital LLC
3.625%, 04/15/2018 (S)		250,000	251,875
3.875%, 11/01/2015		245,000	250,513
6.250%, 11/01/2016		75,000	82,500
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		325,000	352,219
Co-Operative Bank PLC
2.375%, 10/23/2015	EUR	100,000	121,203
Commonwealth Bank of Australia
1.950%, 03/16/2015		$270,000	276,232
3.625%, 10/14/2014	CAD	50,000	49,453
Corrections Corp. of America
4.625%, 05/01/2023 (S)		$75,000	76,125
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		200,000	203,500
10.500%, 08/11/2015		100,000	111,085
11.125%, 02/23/2018 (S)		450,000	502,875
11.250%, 04/22/2017 (S)		100,000	109,250
Credit Suisse/London
5.125%, 09/18/2017	EUR	75,000	113,156
Danske Bank A/S
4.750%, 06/04/2014		75,000	101,608

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
DDR Corp.
3.375%, 05/15/2023		$365,000	$352,516
Discover Financial Services
10.250%, 07/15/2019		245,000	320,620
DNB Bank ASA
3.200%, 04/03/2017 (S)		970,000	1,021,913
3.875%, 06/29/2020	EUR	75,000	110,293
DNB Boligkreditt AS
3.375%, 01/20/2017		244,000	347,129
DTEK Finance PLC
7.875%, 04/04/2018 (S)		$500,000	496,250
E*TRADE Financial Corp.
6.375%, 11/15/2019		500,000	525,000
6.750%, 06/01/2016		425,000	454,750
Eircom Finance, Ltd.
9.250%, 05/15/2020 (S)	EUR	125,000	159,219
Emaar Sukuk, Ltd.
8.500%, 08/03/2016		$250,000	285,625
Equity One, Inc.
3.750%, 11/15/2022		345,000	341,180
Essex Portfolio LP
3.250%, 05/01/2023		100,000	96,931
European Investment Bank
8.750%, 08/25/2017	GBP	360,000	718,403
Export-Import Bank of Korea
4.625%, 02/20/2017	EUR	194,000	277,878
FCE Bank PLC
2.875%, 10/03/2017		100,000	136,701
Fifth Third Bancorp
3.500%, 03/15/2022		$180,000	185,018
3.625%, 01/25/2016		195,000	207,145
8.250%, 03/01/2038		270,000	373,533
GE Capital Canada Funding Company
5.100%, 06/01/2016	CAD	15,000	15,771
5.730%, 10/22/2037		35,000	41,307
GE Capital European Funding
4.625%, 02/22/2027	EUR	100,000	154,702
5.250%, 05/18/2015		100,000	141,168
GE Capital Trust IV (4.625% to
09/15/2016, then month EURIBOR
+1.600%)
4.625%, 09/15/2066		50,000	65,702
GE Capital UK Funding Company
4.375%, 07/31/2019	GBP	20,000	33,743
5.625%, 12/12/2014 to 04/25/2019		90,000	152,669
General Electric Capital Corp.
0.994%, 04/02/2018 (P)		$375,000	377,659
2.375%, 06/30/2015		235,000	242,071
4.625%, 01/07/2021		400,000	442,355
5.300%, 02/11/2021		655,000	739,866
5.875%, 01/14/2038		885,000	1,012,105
6.875%, 01/10/2039		655,000	838,291
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		200,000	201,169
Greentown China Holdings, Ltd.
8.500%, 02/04/2018		200,000	209,474
GTB Finance B.V.
7.500%, 05/19/2016 (S)		200,000	213,000
Gulf South Pipeline Company LP
4.000%, 06/15/2022		45,000	46,548
Healthcare Realty Trust, Inc.
3.750%, 04/15/2023		150,000	147,548
5.750%, 01/15/2021		150,000	170,325

191

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Highwoods Realty LP
3.625%, 01/15/2023		$165,000	$160,855
Hospitality Properties Trust
5.625%, 03/15/2017		155,000	170,715
7.875%, 08/15/2014		65,000	68,016
Host Hotels & Resorts LP
3.750%, 10/15/2023		240,000	235,116
HSBC Bank Canada
3.558%, 10/04/2017	CAD	50,000	50,617
HSBC Bank PLC
0.915%, 05/15/2018 (P) (S)		$215,000	213,845
3.875%, 10/24/2018	EUR	100,000	146,899
HSBC Covered Bonds France
3.375%, 01/20/2017		250,000	355,452
HSBC Holdings PLC
5.100%, 04/05/2021		$665,000	758,778
5.750%, 12/20/2027	GBP	55,000	93,574
6.000%, 06/10/2019	EUR	50,000	78,029
HSBC USA, Inc.
2.375%, 02/13/2015		$140,000	143,705
HSBK Europe BV
7.250%, 05/03/2017		100,000	108,175
Hub International, Ltd.
8.125%, 10/15/2018 (S)		300,000	322,500
Hypo Alpe-Adria-Bank International AG
2.375%, 12/13/2022	EUR	200,000	262,627
Hypothekenbank in Essen AG
3.875%, 11/21/2013		421,000	556,590
Inergy Midstream LP
6.000%, 12/15/2020 (S)		$125,000	130,625
ING Bank NV
1.875%, 02/27/2018	EUR	100,000	132,020
ING US, Inc.
2.900%, 02/15/2018 (S)		$295,000	300,610
Inter-American Development Bank
4.400%, 01/26/2026	CAD	410,000	433,226
International Bank for Reconstruction &
Development
3.875%, 05/20/2019	EUR	217,000	328,995
International Lease Finance Corp.
2.224%, 06/15/2016 (P)		$160,000	160,800
6.625%, 11/15/2013		490,000	499,800
Intesa Sanpaolo SpA
3.125%, 01/15/2016		310,000	308,372
4.000%, 11/08/2018	EUR	100,000	134,147
4.125%, 01/14/2016		100,000	135,777
Invesco Finance PLC
3.125%, 11/30/2022		$245,000	241,512
IPIC GMTN, Ltd.
5.875%, 03/14/2021	EUR	100,000	157,730
iStar Financial, Inc.
7.125%, 02/15/2018		$125,000	135,000
Itau Unibanco Holding SA/Cayman Island
5.650%, 03/19/2022 (S)		400,000	413,000
Jefferies Group, Inc.
3.875%, 11/09/2015		420,000	441,000
8.500%, 07/15/2019		80,000	101,200
Jefferies LoanCore LLC
6.875%, 06/01/2020 (S)		400,000	400,000
JPMorgan Chase & Company
0.893%, 02/26/2016 (P)		190,000	190,621
2.000%, 08/15/2017		645,000	652,324
3.250%, 09/23/2022		130,000	127,424

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company (continued)
3.375%, 05/01/2023		$455,000	$432,958
4.500%, 01/24/2022		1,385,000	1,503,429
5.250%, 01/14/2015	EUR	50,000	69,883
6.300%, 04/23/2019		$95,000	114,415
JPMorgan Chase & Company (4.375% to
11/12/2014, then 3 month
EURIBOR + 1.500%)
4.375%, 11/12/2019	EUR	100,000	133,673
Kaisa Group Holdings, Ltd.
8.875%, 03/19/2018 (S)		$215,000	220,375
KBC Internationale
Financieringsmaatschappij NV
3.875%, 03/31/2015	EUR	70,000	95,790
KeyCorp
3.750%, 08/13/2015		$215,000	228,279
KFW
0.500%, 04/19/2016		453,000	451,472
4.375%, 07/04/2018	EUR	575,000	879,675
4.700%, 06/02/2037	CAD	245,000	262,683
5.500%, 12/07/2015	GBP	410,000	696,919
5.550%, 06/07/2021		100,000	191,946
6.000%, 08/20/2020	AUD	1,242,000	1,331,294
Kilroy Realty LP
4.800%, 07/15/2018		$215,000	236,626
5.000%, 11/03/2015		260,000	282,151
6.625%, 06/01/2020		295,000	349,887
Kinetic Concepts, Inc.
10.500%, 11/01/2018		350,000	378,875
KM Germany Holdings GmbH
8.750%, 12/15/2020 (S)	EUR	275,000	378,877
KWG Property Holding, Ltd.
12.500%, 08/18/2017		$100,000	111,500
12.750%, 03/30/2016		400,000	443,128
Ladder Capital Finance Holdings LLP
7.375%, 10/01/2017 (S)		275,000	288,750
Legal & General Group PLC (4.000% to
06/08/2015 then 3 month EURIBOR
+1.700%)
4.000%, 06/08/2025	EUR	60,000	79,545
Lloyds TSB Bank PLC
6.375%, 06/17/2016		110,000	165,377
6.500%, 03/24/2020		50,000	74,365
7.625%, 04/22/2025	GBP	30,000	54,317
Loxam SAS
7.375%, 01/24/2020 (S)	EUR	100,000	131,925
McGraw-Hill Global Education
Holdings LLC
9.750%, 04/01/2021 (S)		$300,000	311,625
Merrill Lynch & Company, Inc.
4.450%, 01/31/2014	EUR	60,000	79,979
7.750%, 05/14/2038		$165,000	206,957
MetLife Institutional Funding II
0.650%, 01/06/2015 (P) (S)		150,000	150,289
1.182%, 04/04/2014 (P) (S)		260,000	261,843
MetLife, Inc.
3.048%, 12/15/2022		465,000	456,539
5.250%, 06/29/2020	GBP	50,000	87,906
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (S)		$160,000	158,674
1.700%, 06/29/2015 (S)		170,000	173,080
4.625%, 05/16/2017	EUR	100,000	147,079

192

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
0.757%, 10/15/2015 (P)		$155,000	$152,950
1.523%, 02/25/2016 (P)		435,000	436,756
1.556%, 04/25/2018 (P)		255,000	254,762
2.125%, 04/25/2018		855,000	844,672
3.750%, 02/25/2023		1,375,000	1,365,970
4.900%, 02/23/2017	CAD	45,000	46,473
5.000%, 05/02/2019	EUR	50,000	74,536
5.125%, 11/30/2015	GBP	100,000	164,475
5.375%, 08/10/2020	EUR	100,000	152,992
5.500%, 07/24/2020 to 07/28/2021		$500,000	564,776
6.625%, 04/01/2018		100,000	117,789
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	219,000
6.875%, 05/01/2021		350,000	386,750
National Australia Bank, Ltd.
5.375%, 12/08/2014	GBP	50,000	81,103
National Bank of Canada
1.450%, 11/07/2017		$380,000	375,359
Nationstar Mortgage LLC
6.500%, 07/01/2021 (S)		150,000	153,000
6.500%, 06/01/2022		300,000	300,375
9.625%, 05/01/2019 (S)		375,000	427,500
Nationwide Building Society
3.750%, 01/20/2015	EUR	50,000	67,960
4.375%, 02/28/2022		250,000	397,113
5.625%, 09/09/2019	GBP	50,000	88,695
6.750%, 07/22/2020	EUR	75,000	111,452
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)		$350,000	371,000
5.875%, 03/15/2022 (S)		335,000	356,775
New York Life Funding
5.125%, 02/03/2015	GBP	50,000	81,003
New York Life Global Funding
2.450%, 07/14/2016 (S)		$340,000	354,635
Nordea Bank AB
0.875%, 05/13/2016 (S)		460,000	457,479
3.125%, 03/20/2017 (S)		540,000	570,361
3.750%, 02/24/2017	EUR	100,000	142,731
4.875%, 05/13/2021 (S)		$650,000	700,210
Nordea Hypotek AB
3.500%, 01/18/2017	EUR	294,000	420,876
Numericable Finance & Company SCA
8.750%, 02/15/2019 (S)		100,000	140,698
12.375%, 02/15/2019 (S)		450,000	685,780
Odebrecht Finance, Ltd.
7.125%, 06/26/2042		$200,000	214,000
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024		375,000	405,000
Onex USI Aquisition Corp.
7.750%, 01/15/2021 (S)		250,000	256,875
Pacific Life Funding LLC
5.125%, 01/20/2015	GBP	50,000	80,194
PNC Funding Corp.
3.300%, 03/08/2022		$255,000	258,439
5.625%, 02/01/2017		115,000	129,760
PQ Corp.
8.750%, 05/01/2018 (S)		575,000	613,813
Principal Financial Global
Funding II LLC
4.500%, 01/26/2017	EUR	50,000	71,830
Principal Financial Group, Inc.
1.850%, 11/15/2017		$60,000	60,209

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Principal Financial Group, Inc. (continued)
3.300%, 09/15/2022		$75,000	$75,770
6.050%, 10/15/2036		180,000	222,252
8.875%, 05/15/2019		135,000	180,250
Principal Life Global Funding II
0.643%, 05/27/2016 (P) (S)		460,000	459,997
1.000%, 12/11/2015 (S)		90,000	90,237
ProLogis LP
4.500%, 08/15/2017		180,000	196,209
6.625%, 12/01/2019		90,000	108,237
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	449,103
Provident Funding
Associates LP/PFG Finance Corp.
6.750%, 06/15/2021 (S)		300,000	305,250
10.125%, 02/15/2019 (S)		125,000	140,000
Prudential Financial, Inc.
5.375%, 06/21/2020		570,000	667,569
Rabobank Nederland NV
4.125%, 09/14/2022	EUR	100,000	139,190
4.250%, 01/16/2017		50,000	72,142
Raymond James Financial, Inc.
4.250%, 04/15/2016		$65,000	68,790
RCI Banque SA
3.500%, 04/03/2018 (S)		335,000	338,434
4.250%, 04/27/2017	EUR	100,000	140,217
4.375%, 01/27/2015		25,000	33,982
4.600%, 04/12/2016 (S)		$350,000	369,126
Realogy Corp.
9.000%, 01/15/2020 (S)		100,000	116,250
Realogy Group LLC
3.375%, 05/01/2016 (S)		250,000	248,125
Reckson Operating Partnership LP
6.000%, 03/31/2016		245,000	268,939
Regency Centers LP
5.875%, 06/15/2017		35,000	39,790
6.000%, 06/15/2020		165,000	191,716
Regions Financial Corp.
5.750%, 06/15/2015		230,000	248,975
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	264,004
5.625%, 03/15/2017		150,000	168,127
6.450%, 11/15/2019		375,000	449,853
Reliance Intermediate Holdings LP
9.500%, 12/15/2019 (S)		425,000	469,625
Royal Bank of Canada
4.625%, 01/22/2018	EUR	390,000	595,430
Royal Bank of Canada (4.350% to
06/15/2015, then 3 month
CDOR + 1.410%)
4.350%, 06/15/2020	CAD	50,000	50,568
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$470,000	482,822
RPG Byty Sro
6.750%, 05/01/2020 (S)	EUR	100,000	126,271
Santander International Debt SAU
4.000%, 03/27/2017		200,000	271,091
Sberbank of Russia
5.125%, 10/29/2022 (S)		$200,000	197,308
Scotiabank Peru SA
4.500%, 12/13/2027 (P) (S)		250,000	242,500
SEB AB
3.750%, 05/19/2016	EUR	100,000	140,745

193

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Simon Property Group LP
4.200%, 02/01/2015		$250,000	$262,239
Skandinaviska Enskilda Banken AB
6.625%, 07/09/2014	GBP	50,000	80,501
Societe Generale SA
2.500%, 01/15/2014 (S)		$205,000	206,743
4.750%, 03/02/2021	EUR	100,000	152,271
5.400%, 01/30/2018	GBP	25,000	40,853
Springleaf Finance Corp.
6.900%, 12/15/2017		$425,000	440,406
Standard Chartered Bank
5.875%, 09/26/2017	EUR	50,000	74,972
State Street Corp.
3.100%, 05/15/2023		$245,000	238,617
Sumitomo Mitsui Banking Corp.
1.900%, 01/12/2015 (S)		420,000	426,707
Sumitomo Mitsui Trust Bank, Ltd.
1.800%, 03/28/2018 (S)		510,000	508,172
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		200,000	209,310
Sun Life Financial Global Funding LP
0.530%, 10/06/2013 (P) (S)		250,000	249,926
Sun Life Financial, Inc.
4.570%, 08/23/2021	CAD	25,000	26,481
SunTrust Banks, Inc.
3.600%, 04/15/2016		$305,000	325,177
Svenska Handelsbanken AB
0.732%, 03/21/2016 (P)		380,000	381,158
5.500%, 05/26/2016	GBP	50,000	85,235
Swedbank AB
1.750%, 03/12/2018 (S)		$435,000	432,353
Synovus Financial Corp.
5.125%, 06/15/2017		625,000	628,125
7.875%, 02/15/2019		300,000	339,750
The Bank of New York Mellon Corp.
0.505%, 03/04/2016 (P)		225,000	224,939
The Bank of New York Mellon Corp.
(4.500% to 06/20/2013; then 3 month
LIBOR + 2.460%)
06/20/2013 (Q)		380,000	381,425
The Goldman Sachs Group, Inc.
1.600%, 11/23/2015		615,000	621,951
2.375%, 01/22/2018		595,000	598,559
3.625%, 02/07/2016 to 01/22/2023		375,000	381,923
3.700%, 08/01/2015		160,000	168,436
4.500%, 01/30/2017	EUR	100,000	143,487
5.250%, 12/15/2015	GBP	10,000	16,608
5.500%, 10/12/2021		15,000	25,298
5.750%, 01/24/2022		$325,000	372,532
6.125%, 02/14/2017	GBP	20,000	34,787
6.150%, 04/01/2018		$210,000	244,318
6.250%, 02/01/2041		165,000	193,580
6.375%, 05/02/2018	EUR	35,000	55,103
6.750%, 10/01/2037		$190,000	207,651
7.500%, 02/15/2019		140,000	173,672
The Royal Bank of Scotland PLC
5.375%, 09/30/2019	EUR	150,000	232,087
The Toronto-Dominion Bank
0.456%, 07/26/2013 (P)		$135,000	135,039
0.826%, 04/30/2018 (P)		205,000	206,033

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Toronto-Dominion Bank (5.69% to
06/03/2013 then 3 month
CDOR + 1.000%)
5.690%, 06/03/2018	CAD	65,000	$62,724
Towergate Finance PLC
8.500%, 02/15/2018 (S)	GBP	125,000	199,421
10.500%, 02/15/2019 (S)		125,000	197,522
TransCapitalInvest, Ltd.
8.700%, 08/07/2018		$100,000	124,900
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	100,000	131,925
Turkiye Garanti Bankasi A/S
6.250%, 04/20/2021 (S)		$400,000	455,000
Turkiye Halk Bankasi A/S
3.875%, 02/05/2020 (S)		200,000	196,500
4.875%, 07/19/2017 (S)		310,000	324,530
Turkiye Sise ve Cam Fabrikalari A/S
4.250%, 05/09/2020 (S)		200,000	197,057
U.S. Bancorp
2.200%, 11/15/2016		335,000	348,143
3.442%, 02/01/2016		185,000	195,313
UBS AG
1.276%, 01/28/2014 (P)		250,000	251,475
UBS AG/London
6.000%, 04/18/2018	EUR	50,000	78,961
6.375%, 07/20/2016	GBP	25,000	43,674
UniCredit SpA
4.250%, 07/29/2016	EUR	232,000	329,163
Union Bank NA
2.125%, 06/16/2017		$255,000	259,724
Unum Group
5.625%, 09/15/2020		115,000	131,042
5.750%, 08/15/2042		200,000	219,711
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)		50,000	55,955
US Bancorp
2.950%, 07/15/2022		150,000	146,230
VEB Finance, Ltd.
6.902%, 07/09/2020 (S)		105,000	121,207
Ventas Realty LP
2.000%, 02/15/2018		165,000	164,643
3.125%, 11/30/2015		255,000	268,634
3.250%, 08/15/2022		285,000	279,330
4.000%, 04/30/2019		245,000	264,961
Verisure Holding AB
8.750%, 09/01/2018 (S)	EUR	500,000	718,112
VTB Bank OJSC
6.551%, 10/13/2020		$300,000	326,250
6.950%, 10/17/2022 (S)		200,000	208,240
Wachovia Bank NA
4.875%, 02/01/2015		55,000	58,637
Watco Companies LLC
6.375%, 04/01/2023 (S)		175,000	184,188
Wavedivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	132,500
WEA Finance LLC
3.375%, 10/03/2022 (S)		325,000	327,158
5.750%, 09/02/2015 (S)		185,000	204,019
Weingarten Realty Investors
3.500%, 04/15/2023		155,000	151,308
Wells Fargo & Company
1.250%, 02/13/2015		235,000	237,229

194

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo Canada Corp.
2.774%, 02/09/2017	CAD	70,000	$68,933
Westpac Banking Corp.
1.125%, 09/25/2015		$295,000	297,699
5.000%, 10/21/2019	GBP	50,000	88,611
WideOpenWest Finance LLC /
WideOpenWest Capital Corp.
10.250%, 07/15/2019		$450,000	506,250
13.375%, 10/15/2019		100,000	117,000
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)		175,000	183,564

			98,617,104
Health Care - 1.6%
AbbVie, Inc.
1.200%, 11/06/2015 (S)		380,000	381,593
2.900%, 11/06/2022 (S)		100,000	97,408
Aetna, Inc.
1.500%, 11/15/2017		95,000	94,359
2.750%, 11/15/2022		235,000	225,303
Agilent Technologies, Inc.
3.200%, 10/01/2022		100,000	96,691
6.500%, 11/01/2017		210,000	248,507
Boston Scientific Corp.
4.500%, 01/15/2015		135,000	142,545
Capella Healthcare, Inc.
9.250%, 07/01/2017		625,000	669,531
Capsugel Financeco SCA
9.875%, 08/01/2019 (S)	EUR	600,000	883,180
Cardinal Health, Inc.
5.500%, 06/15/2013		$280,000	280,384
Catholic Health Initiatives
1.600%, 11/01/2017		25,000	24,888
2.950%, 11/01/2022		140,000	137,935
Celgene Corp.
1.900%, 08/15/2017		45,000	45,239
3.250%, 08/15/2022		155,000	154,861
Centene Corp.
5.750%, 06/01/2017		325,000	348,563
Community Health Systems, Inc.
5.125%, 08/15/2018		350,000	364,875
7.125%, 07/15/2020		450,000	493,875
8.000%, 11/15/2019		595,000	654,500
Crown Newco 3 PLC
7.000%, 02/15/2018 (S)	GBP	200,000	317,554
DaVita, Inc.
6.375%, 11/01/2018		$300,000	318,750
Express Scripts Holding Company
2.750%, 11/21/2014		220,000	225,914
3.125%, 05/15/2016		360,000	379,999
3.900%, 02/15/2022		255,000	269,816
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		525,000	576,188
5.875%, 01/31/2022 (S)		300,000	336,000
Gilead Sciences, Inc.
2.400%, 12/01/2014		150,000	153,671
HCA Holdings, Inc.
6.250%, 02/15/2021		300,000	321,000
Health Management Associates, Inc.
7.375%, 01/15/2020		100,000	109,125
Holding Medi-Partenaires SAS
7.000%, 05/15/2020 (S)	EUR	100,000	128,025

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Hologic, Inc.
6.250%, 08/01/2020		$250,000	$267,188
IASIS Healthcare LLC
8.375%, 05/15/2019		575,000	600,875
inVentiv Health, Inc.
10.750%, 08/15/2018 (S)		300,000	264,000
11.000%, 08/15/2018 (S)		325,000	286,000
Jaguar Holdings Company II
9.500%, 12/01/2019 (S)		500,000	570,625
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	205,023
Kindred Healthcare, Inc.
8.250%, 06/01/2019		350,000	365,750
Kinetic Concepts, Inc.
12.500%, 11/01/2019		150,000	154,500
Life Technologies Corp.
3.500%, 01/15/2016		180,000	188,384
LifePoint Hospitals, Inc.
6.625%, 10/01/2020		150,000	165,375
MedAssets, Inc.
8.000%, 11/15/2018		300,000	328,500
MultiPlan, Inc.
9.875%, 09/01/2018 (S)		500,000	560,000
Rottapharm, Ltd.
6.125%, 11/15/2019 (S)	EUR	100,000	132,548
Select Medical Corp.
6.375%, 06/01/2021 (S)		$350,000	348,469
Sky Growth Acquisition Corp.
7.375%, 10/15/2020 (S)		150,000	159,375
Takeda Pharmaceutical Company, Ltd.
1.031%, 03/17/2015 (S)		265,000	266,406
Tenet Healthcare Corp.
4.500%, 04/01/2021 (S)		300,000	294,750
Truven Health Analytics, Inc.
10.625%, 06/01/2020 (S)		175,000	197,750
UnitedHealth Group, Inc.
0.850%, 10/15/2015		80,000	80,385
3.875%, 10/15/2020		40,000	42,976
4.625%, 11/15/2041		290,000	294,012
4.700%, 02/15/2021		200,000	226,562
Universal Health Services, Inc.
7.000%, 10/01/2018		100,000	107,750
Universal Hospital Services, Inc.
7.625%, 08/15/2020		350,000	377,125
Vanguard Health Holding
Company II LLC
7.750%, 02/01/2019		325,000	347,750
VPI Escrow Corp.
6.375%, 10/15/2020 (S)		450,000	472,500
Watson Pharmaceuticals, Inc.
1.875%, 10/01/2017		75,000	74,557
3.250%, 10/01/2022		465,000	457,589
4.625%, 10/01/2042		130,000	127,092
5.000%, 08/15/2014		355,000	371,405
WellPoint, Inc.
1.250%, 09/10/2015		115,000	115,734
3.300%, 01/15/2023		355,000	352,922
5.250%, 01/15/2016		195,000	215,351
6.000%, 02/15/2014		110,000	113,964

			17,613,471
Industrials - 3.5%
AerCap Aviation Solutions BV
6.375%, 05/30/2017		350,000	378,875

195

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Affinia Group, Inc.
7.750%, 05/01/2021 (S)		$75,000	$78,000
Aguila 3 SA
7.875%, 01/31/2018 (S)		875,000	941,719
Air Jamaica, Ltd.
9.375%, 07/08/2015		41,072	41,790
Air Lease Corp.
4.500%, 01/15/2016		225,000	230,625
6.125%, 04/01/2017		575,000	619,563
Aircastle, Ltd.
6.250%, 12/01/2019		400,000	433,000
6.750%, 04/15/2017		650,000	715,000
7.625%, 04/15/2020		25,000	28,688
Alliance Global Group, Inc.
6.500%, 08/18/2017		100,000	108,567
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 07/15/2025 (S)		230,000	231,725
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		85,000	87,125
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		200,000	200,000
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		150,000	151,875
Amsted Industries, Inc.
8.125%, 03/15/2018 (S)		200,000	214,500
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		175,000	189,000
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		225,000	233,156
Associated Materials LLC
9.125%, 11/01/2017		500,000	528,750
9.125%, 11/01/2017 (S)		175,000	185,063
Atlantia SpA
4.500%, 02/08/2019	EUR	100,000	144,708
6.250%, 06/09/2022	GBP	15,000	25,970
Autoroutes du Sud de la France
7.375%, 03/20/2019	EUR	50,000	85,111
BAA Funding, Ltd.
2.500%, 06/25/2015 (S)		$245,000	249,535
4.600%, 02/15/2018	EUR	100,000	147,471
5.225%, 02/15/2023	GBP	50,000	88,133
BC Mountain LLC
7.000%, 02/01/2021 (S)		$200,000	212,000
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)		250,000	251,250
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041		100,000	106,890
5.400%, 06/01/2041		135,000	150,827
Canadian Pacific Railway Company
7.250%, 05/15/2019		80,000	100,677
Case New Holland, Inc.
7.875%, 12/01/2017		450,000	528,750
Caterpillar Financial Services, Ltd.
2.630%, 06/01/2017	CAD	30,000	29,368
Clean Harbors, Inc.
5.125%, 06/01/2021		$175,000	180,250
5.250%, 08/01/2020		175,000	182,438
Coleman Cable, Inc.
9.000%, 02/15/2018		325,000	350,188

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Columbus McKinnon Corp.
7.875%, 02/01/2019		$150,000	$161,250
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016		157,724	182,171
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019		212,840	249,022
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		66,782	75,130
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 01/12/2021		124,631	136,782
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024		380,000	395,200
Continental Airlines 2012-3 Class C Pass
Through Trust
6.125%, 04/29/2018		375,000	393,750
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022		96,330	112,350
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 12/17/2019		57,521	67,587
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 05/23/2019		98,558	108,167
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019		68,319	76,347
DP World, Ltd.
6.850%, 07/02/2037		200,000	226,500
Ducommun, Inc.
9.750%, 07/15/2018		300,000	333,000
Dycom Investments, Inc.
7.125%, 01/15/2021		375,000	405,000
Embraer SA
5.150%, 06/15/2022		120,000	127,500
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		75,000	75,107
2.250%, 01/10/2014 (S)		110,000	111,018
2.750%, 07/01/2013 to 03/15/2017 (S)		175,000	179,358
3.300%, 10/15/2022 (S)		155,000	153,015
4.500%, 08/16/2021 (S)		60,000	64,948
5.250%, 10/01/2020 (S)		350,000	399,408
5.600%, 05/01/2015 (S)		55,000	59,748
Europcar Groupe SA
11.500%, 05/15/2017 (S)	EUR	575,000	829,565
Ferreycorp SAA
4.875%, 04/26/2020 (S)		$200,000	198,300
Fiat Industrial Finance Europe SA
6.250%, 03/09/2018	EUR	425,000	621,608
Florida East Coast Holdings Corp., PIK
10.500%, 08/01/2017		$5,181	5,388
Florida East Coast Railway Corp.
8.125%, 02/01/2017		450,000	479,250
Frigoglass Finance BV
8.250%,05/15/2018 (S)	EUR	200,000	265,929
FTI Consulting, Inc.
6.000%, 11/15/2022 (S)		$275,000	290,813

196

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Gategroup Finance Luxembourg SA
6.750%, 03/01/2019 (S)	EUR	200,000	$265,149
GATX Corp.
2.375%, 07/30/2018		$45,000	45,228
3.500%, 07/15/2016		440,000	461,858
4.850%, 06/01/2021		410,000	437,645
General Cable Corp.
5.750%, 10/01/2022 (S)		200,000	206,000
General Electric Company
0.850%, 10/09/2015		270,000	270,663
4.125%, 10/09/2042		235,000	224,882
Geo Debt Finance SCA
7.500%, 08/01/2018 (S)	EUR	100,000	134,849
Greater Toronto Airports Authority
6.470%, 02/02/2034 (S)	CAD	40,000	51,746
H&E Equipment Services, Inc.
7.000%, 09/01/2022		$200,000	216,000
HD Supply, Inc.
7.500%, 07/15/2020 (S)		525,000	556,500
10.500%, 01/15/2021		550,000	570,625
11.500%, 07/15/2020		125,000	146,875
HDTFS, Inc.
6.250%, 10/15/2022		225,000	244,406
Heathrow Funding, Ltd.
4.875%, 07/15/2021 (S)		585,000	634,807
Hutchison Whampoa Finance UK PLC
5.625%, 11/24/2026	GBP	50,000	90,985
Interline Brands, Inc., PIK
10.000%, 11/15/2018		$175,000	175,000
Iron Mountain, Inc.
5.750%, 08/15/2024		225,000	227,813
John Deere Capital Corp.
0.404%, 01/12/2015 (P)		315,000	315,051
Kansas City Southern de
Mexico SA de CV
2.350%, 05/15/2020 (S)		100,000	99,419
3.000%, 05/15/2023 (S)		480,000	462,680
6.125%, 06/15/2021		58,000	65,395
Kansas City Southern Railway
4.300%, 05/15/2043 (S)		200,000	191,635
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		525,000	572,250
Manpowergroup, Inc.
4.500%, 06/22/2018	EUR	100,000	142,701
Masco Corp.
5.850%, 03/15/2017		$325,000	360,679
Maxim Crane Works LP
12.250%, 04/15/2015 (S)		200,000	209,500
Mead Products LLC
6.750%, 04/30/2020 (S)		275,000	288,750
Meccanica Holdings USA, Inc.
6.250%, 07/15/2019 (S)		375,000	394,223
Milacron LLC
7.750%, 02/15/2021 (S)		350,000	367,500
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		300,000	309,000
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	85,076
Navistar International Corp.
8.250%, 11/01/2021		$250,000	254,688
Nord Anglia Education UK Holdings PLC
10.250%, 04/01/2017 (S)		400,000	448,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Norfolk Southern Corp.
5.750%, 01/15/2016		$370,000	$415,089
Nortek, Inc.
8.500%, 04/15/2021		375,000	410,625
10.000%, 12/01/2018		375,000	416,250
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		95,000	102,410
Odebrecht Finance, Ltd.
5.125%, 06/26/2022 (S)		235,000	245,575
7.125%, 06/26/2042 (S)		200,000	214,000
Owens Corning
4.200%, 12/15/2022		430,000	442,638
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)		65,000	66,990
Plastipak Holdings, Inc.
10.625%, 08/15/2019 (S)		175,000	198,188
Rentokil Initial PLC
3.375%, 09/24/2019	EUR	100,000	136,615
5.750%, 03/31/2016	GBP	50,000	83,160
Republic Services, Inc.
3.550%, 06/01/2022		$185,000	188,702
5.700%, 05/15/2041		600,000	682,895
Rexel SA
5.125%, 06/15/2020 (S)	EUR	200,000	271,778
5.250%, 06/15/2020 (S)		$225,000	229,500
RKI Finance 2010, Ltd.
9.500%, 09/21/2015		100,000	105,744
Rolls-Royce PLC
7.375%, 06/14/2016	GBP	25,000	44,863
Roper Industries, Inc.
1.850%, 11/15/2017		$40,000	40,054
2.050%, 10/01/2018		185,000	184,438
6.250%, 09/01/2019		295,000	352,538
6.625%, 08/15/2013		150,000	151,693
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		200,000	207,500
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		125,000	125,625
Schaeffler Finance BV
8.750%, 02/15/2019 (S)	EUR	100,000	148,197
Sigma Alimentos SA de CV
5.625%, 04/14/2018 (S)		$300,000	332,250
Silver II Borrower
7.750%, 12/15/2020 (S)		250,000	259,375
Southwest Airlines Company
5.125%, 03/01/2017		305,000	335,482
5.250%, 10/01/2014		190,000	199,999
Spirit Aerosystems, Inc.
7.500%, 10/01/2017		125,000	131,250
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	200,000	280,746
Tervita Corp.
8.000%, 11/15/2018 (S)		$250,000	258,750
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	292,531
8.500%, 11/01/2020		175,000	199,063
TransDigm, Inc.
7.750%, 12/15/2018		475,000	518,344
TransUnion Holding Company, Inc., PIK
8.125%, 06/15/2018 (S)		175,000	185,938
Travelport LLC
11.875%, 09/01/2016		150,000	142,125

197

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	100,000	$132,899
Union Pacific Corp.
4.750%, 09/15/2041		$405,000	429,121
United Continental Holdings, Inc.
6.375%, 06/01/2018		275,000	281,188
United Rentals North America, Inc.
5.750%, 07/15/2018		250,000	266,875
6.125%, 06/15/2023		200,000	209,500
United Technologies Corp.
4.500%, 06/01/2042		150,000	155,273
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023		91,443	102,416
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025		215,000	220,913
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		40,000	43,700
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025		245,000	246,838
US Airways Group, Inc.
6.125%, 06/01/2018		475,000	462,531
USG Corp.
8.375%, 10/15/2018 (S)		50,000	55,000
9.750%, 01/15/2018		650,000	765,375
Valmont Industries, Inc.
6.625%, 04/20/2020		320,000	371,267
Verisk Analytics, Inc.
5.800%, 05/01/2021		260,000	295,003
Waste Management, Inc.
2.600%, 09/01/2016		110,000	114,559
2.900%, 09/15/2022		305,000	294,573
6.375%, 03/11/2015		65,000	71,133
Wienerberger AG (6.500% to 02/09/2017;
then 3 month EURIBOR + 3.250%)
02/09/2017 (Q)	EUR	225,000	275,833

			38,136,293
Information Technology - 1.4%
Affiliated Computer Services, Inc.
5.200%, 06/01/2015		$130,000	138,481
Agilent Technologies, Inc.
2.500%, 07/15/2013		225,000	225,487
5.000%, 07/15/2020		145,000	160,884
Alliance Data Systems Corp.
5.250%, 12/01/2017 (S)		325,000	340,438
6.375%, 04/01/2020 (S)		425,000	459,000
Altera Corp.
1.750%, 05/15/2017		145,000	146,005
Altice Financing SA
7.875%, 12/15/2019 (S)		200,000	221,250
8.000%, 12/15/2019 (S)	EUR	100,000	143,622
Apple, Inc.
0.450%, 05/03/2016		$305,000	302,990
2.400%, 05/03/2023		365,000	348,733
Arrow Electronics, Inc.
3.000%, 03/01/2018		110,000	111,858
3.375%, 11/01/2015		85,000	88,047
4.500%, 03/01/2023		185,000	186,831
Autodesk, Inc.
1.950%, 12/15/2017		75,000	74,459

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Avnet, Inc.
4.875%, 12/01/2022		$410,000	$426,878
Broadcom Corp.
1.500%, 11/01/2013		75,000	75,305
CDW LLC
8.500%, 04/01/2019		525,000	580,781
Cerved Technologies SpA
6.375%, 01/15/2020 (S)	EUR	200,000	259,950
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	574,875
EarthLink, Inc.
7.375%, 06/01/2020 (S)		100,000	98,500
Earthlink, Inc.
8.875%, 05/15/2019		200,000	201,000
Epicor Software Corp.
8.625%, 05/01/2019		325,000	353,438
Equinix, Inc.
5.375%, 04/01/2023		325,000	335,563
7.000%, 07/15/2021		550,000	611,875
First Data Corp.
6.750%, 11/01/2020 (S)		975,000	1,018,875
7.375%, 06/15/2019 (S)		225,000	237,375
12.625%, 01/15/2021		1,000,000	1,092,500
Fiserv, Inc.
3.125%, 06/15/2016		440,000	461,767
3.500%, 10/01/2022		305,000	301,615
Hewlett-Packard Company
2.350%, 03/15/2015		140,000	142,987
2.625%, 12/09/2014		150,000	153,501
3.000%, 09/15/2016		465,000	481,939
Hughes Satellite Systems Corp.
6.500%, 06/15/2019		475,000	518,938
IBM Corp.
0.253%, 02/04/2015 (P)		350,000	349,894
Infor US, Inc.
9.375%, 04/01/2019		450,000	507,375
MEMC Electronic Materials, Inc.
7.750%, 04/01/2019		975,000	950,625
Motorola Solutions, Inc.
3.500%, 03/01/2023		485,000	475,124
NCR Corp.
4.625%, 02/15/2021		125,000	123,750
5.000%, 07/15/2022		275,000	277,750
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)		325,000	329,063
Sensata Technologies BV
4.875%, 10/15/2023 (S)		400,000	398,000
SunGard Data Systems, Inc.
6.625%, 11/01/2019 (S)		560,000	589,400
Xerox Corp.
1.094%, 05/16/2014 (P)		105,000	104,869
2.950%, 03/15/2017		110,000	112,900
6.350%, 05/15/2018		350,000	410,026

			15,504,523
Materials - 3.6%
AEP Industries, Inc.
8.250%, 04/15/2019		250,000	271,250
Ainsworth Lumber Company, Ltd.
7.500%, 12/15/2017 (S)		125,000	135,000
AK Steel Corp.
7.625%, 05/15/2020		475,000	425,125
Aleris International, Inc.
7.875%, 11/01/2020		275,000	297,000

198

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Algeco Scotsman Global Finance PLC
8.500%, 10/15/2018 (S)		$575,000	$598,000
ALROSA Finance SA
7.750%, 11/03/2020 (S)		325,000	371,394
Anglo American Capital PLC
2.150%, 09/27/2013 (S)		210,000	210,822
ArcelorMittal
5.375%, 06/01/2013		210,000	210,000
5.750%, 08/05/2020		175,000	180,688
6.000%, 03/01/2021		325,000	338,000
6.125%, 06/01/2018		1,035,000	1,097,100
6.750%, 02/25/2022		175,000	187,250
10.350%, 06/01/2019		300,000	371,250
ARD Finance SA, PIK
11.125%, 06/01/2018 (S)		211,125	231,182
Ardagh Packaging Finance PLC
7.000%, 11/15/2020 (S)		275,000	281,875
9.250%, 10/15/2020 (S)	EUR	525,000	743,782
Ashland, Inc.
3.875%, 04/15/2018 (S)		$100,000	102,750
4.750%, 08/15/2022 (S)		435,000	444,244
Ball Corp.
7.375%, 09/01/2019		250,000	271,875
Barrick Gold Finance Company LLC
6.125%, 09/15/2013		225,000	228,304
Bluescope Steel, Ltd.
7.125%, 05/01/2018 (S)		175,000	181,563
Boise Paper Holdings LLC
8.000%, 04/01/2020		150,000	166,500
9.000%, 11/01/2017		200,000	213,000
Building Materials Corp. of America
6.750%, 05/01/2021 (S)		325,000	351,813
Carpenter Technology Corp.
4.450%, 03/01/2023		75,000	75,920
5.200%, 07/15/2021		195,000	206,722
Cascades, Inc.
7.875%, 01/15/2020		700,000	750,750
Celanese US Holdings LLC
4.625%, 11/15/2022		625,000	642,188
Cemex Espana Luxembourg
9.875%, 04/30/2019		150,000	168,000
Cemex Finance LLC
9.375%, 10/12/2022 (S)		900,000	1,008,000
9.500%, 12/14/2016		100,000	106,000
9.500%, 12/14/2016 (S)		100,000	106,000
Cemex SAB de CV
5.283%, 09/30/2015 (P) (S)		230,000	235,750
5.875%, 03/25/2019 (S)		975,000	970,125
9.000%, 01/11/2018 (S)		425,000	454,750
China Shanshui Cement Group, Ltd.
8.500%, 05/25/2016		400,000	422,000
10.500%, 04/27/2017 (S)		200,000	222,500
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	375,000	542,239
Clarendon Alumina Production, Ltd.
8.500%, 11/16/2021		$80,952	78,524
Clearwater Paper Corp.
4.500%, 02/01/2023 (S)		525,000	518,438
7.125%, 11/01/2018		150,000	162,375
Corp. Nacional del Cobre de Chile
3.000%, 07/17/2022		800,000	764,701
3.750%, 11/04/2020 (S)		315,000	323,392
6.150%, 10/24/2036		200,000	230,418

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Corp. Nacional del Cobre de Chile (continued)
7.500%, 01/15/2019 (S)		$130,000	$161,532
CRH America, Inc.
5.300%, 10/15/2013		140,000	142,346
Crown Americas LLC
4.500%, 01/15/2023 (S)		250,000	244,375
Eagle Spinco, Inc.
4.625%, 02/15/2021 (S)		350,000	352,625
Eastman Chemical Company
2.400%, 06/01/2017		140,000	143,720
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)		700,000	710,500
EuroChem Mineral & Chemical Company
OJSC
5.125%, 12/12/2017 (S)		200,000	202,550
Evraz Group SA
6.500%, 04/22/2020 (S)		200,000	194,250
Exopack Holding Corp.
10.000%, 06/01/2018		250,000	261,875
Ferrexpo Finance PLC
7.875%, 04/07/2016		200,000	198,500
FMG Resources August 2006 Pty, Ltd.
7.000%, 11/01/2015 (S)		225,000	231,750
Goldcorp, Inc.
2.125%, 03/15/2018		160,000	158,108
Graphic Packaging International, Inc.
4.750%, 04/15/2021		200,000	202,000
7.875%, 10/01/2018		300,000	329,250
Grupo Cementos de Chihuahua SAB
de CV
8.125%, 02/08/2020 (S)		200,000	215,000
Hexion US Finance Corp.
6.625%, 04/15/2020 (S)		275,000	286,000
8.875%, 02/01/2018		225,000	234,844
8.875%, 02/01/2018 (S)		250,000	260,938
9.000%, 11/15/2020		150,000	152,625
Holcim GB Finance, Ltd.
8.750%, 04/24/2017	GBP	50,000	94,748
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (S)		$495,000	577,541
Huntsman International LLC
4.875%, 11/15/2020		150,000	151,500
8.625%, 03/15/2020		100,000	110,500
Ineos Finance PLC
8.375%, 02/15/2019 (S)		350,000	390,250
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		200,000	197,000
International Paper Company
4.750%, 02/15/2022		835,000	923,527
JMC Steel Group
8.250%, 03/15/2018 (S)		475,000	480,938
Koppers, Inc.
7.875%, 12/01/2019		200,000	219,500
Linde Finance BV
6.500%, 01/29/2016	GBP	22,000	38,053
Magnetation LLC
11.000%, 05/15/2018 (S)		$250,000	257,500
Mercer International, Inc.
9.500%, 12/01/2017		475,000	517,750
Metalloinvest Finance, Ltd.
5.625%, 04/17/2020 (S)		200,000	198,494
6.500%, 07/21/2016 (S)		300,000	316,125

199

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Momentive Performance Materials, Inc.
8.875%, 10/15/2020		$175,000	$188,563
9.000%, 01/15/2021		300,000	281,250
Newcrest Finance Pty, Ltd.
4.200%, 10/01/2022 (S)		40,000	38,822
4.450%, 11/15/2021 (S)		28,000	27,822
Novelis, Inc.
8.750%, 12/15/2020		475,000	530,813
PetroLogistics LP
6.250%, 04/01/2020 (S)		175,000	176,313
PolyOne Corp.
5.250%, 03/15/2023 (S)		250,000	256,875
7.375%, 09/15/2020		200,000	220,500
PTT Global Chemical PCL
4.250%, 09/19/2022 (S)		200,000	205,596
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
6.750%, 06/29/2067	EUR	475,000	669,735
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014		$350,000	375,889
Rock-Tenn Company
3.500%, 03/01/2020		185,000	189,112
4.000%, 03/01/2023		240,000	242,436
4.450%, 03/01/2019		100,000	108,810
4.900%, 03/01/2022		220,000	238,845
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020		75,000	76,500
Ryerson, Inc.
9.000%, 10/15/2017 (S)		450,000	486,000
11.250%, 10/15/2018 (S)		650,000	690,625
Sappi Papier Holding GmbH
6.625%, 04/15/2021 (S)		400,000	408,000
7.750%, 07/15/2017 (S)		475,000	517,750
8.375%, 06/15/2019 (S)		200,000	220,500
Severstal Columbus LLC
10.250%, 02/15/2018		450,000	481,500
Severstal OAO
5.900%, 10/17/2022 (S)		200,000	193,300
6.700%, 10/25/2017 (S)		175,000	185,938
6.700%, 10/25/2017		100,000	106,250
Steel Dynamics, Inc.
6.125%, 08/15/2019 (S)		225,000	244,688
Styrolution GmbH
7.625%, 05/15/2016 (S)	EUR	350,000	477,658
Summit Materials LLC
10.500%, 01/31/2020 (S)		$375,000	420,938
Teck Resources, Ltd.
2.500%, 02/01/2018		55,000	55,560
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		220,000	246,400
Texas Industries, Inc.
9.250%, 08/15/2020		300,000	332,250
The Dow Chemical Company
2.500%, 02/15/2016		265,000	275,044
4.250%, 11/15/2020		35,000	38,411
8.550%, 05/15/2019		400,000	532,688
Trinseo Materials Operating SCA
8.750%, 02/01/2019 (S)		350,000	348,688
Tronox Finance LLC
6.375%, 08/15/2020 (S)		300,000	294,750
United States Steel Corp.
6.875%, 04/01/2021		300,000	303,000

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
US Coatings Acquisition, Inc.
5.750%, 02/01/2021 (S)	EUR	100,000	$135,174
7.375%, 05/01/2021 (S)		$175,000	184,625
Vale Overseas, Ltd.
4.375%, 01/11/2022		325,000	323,239
Vale SA
3.750%, 01/10/2023	EUR	100,000	137,617
Vedanta Resources PLC
7.125%, 05/31/2023 (S)		$200,000	199,729
Votorantim Cimentos SA
5.250%, 04/28/2017 (S)	EUR	50,000	72,169
7.250%, 04/05/2041 (S)		$840,000	898,800
Vulcan Materials Company
7.500%, 06/15/2021		425,000	501,500
WEPA Hygieneprodukte GmbH
6.500%, 05/15/2020 (S)	EUR	100,000	135,941

			38,331,386
Telecommunication Services - 3.2%
Altice Finco SA
9.875%, 12/15/2020 (S)		$600,000	681,000
America Movil SAB de CV
2.375%, 09/08/2016		200,000	205,420
3.625%, 03/30/2015		150,000	156,114
8.460%, 12/18/2036	MXN	1,000,000	86,686
American Tower Corp.
3.500%, 01/31/2023		$90,000	87,398
4.625%, 04/01/2015		435,000	461,898
4.700%, 03/15/2022		95,000	101,027
7.250%, 05/15/2019		280,000	344,377
Ameritech Capital Funding, Inc.
6.550%, 01/15/2028		130,000	146,359
AT&T, Inc.
5.550%, 08/15/2041		160,000	177,179
5.875%, 04/28/2017	GBP	50,000	88,457
6.300%, 01/15/2038		$270,000	322,513
Bell Canada
5.000%, 02/15/2017 (S)	CAD	45,000	47,565
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		$215,000	212,850
British Telecommunications PLC
6.500%, 07/07/2015	EUR	50,000	72,738
8.625%, 03/26/2020	GBP	40,000	82,782
CC Holdings GS V LLC
2.381%, 12/15/2017 (S)		$195,000	195,942
3.849%, 04/15/2023 (S)		945,000	943,274
CenturyLink, Inc.
5.625%, 04/01/2020		750,000	775,313
Clearwire Communications LLC
12.000%, 12/01/2017 (S)		250,000	290,000
Cricket Communications, Inc.
7.750%, 10/15/2020		475,000	473,813
Crown Castle International Corp.
5.250%, 01/15/2023		425,000	430,313
Crown Castle Towers LLC
4.523%, 01/15/2015 (S)		333,000	350,681
6.113%, 01/15/2020 (S)		240,000	284,104
Deutsche Telekom
International Finance BV
4.250%, 03/16/2020	EUR	50,000	75,374
6.000%, 01/20/2017		30,000	45,843
Deutsche Telekom International
Finance Bv
6.500%, 04/08/2022	GBP	10,000	19,277

200

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Deutsche Telekom International
Finance BV
7.375%, 12/04/2019	GBP	10,000	$19,834
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)		$400,000	426,000
10.500%, 04/15/2018 (S)		300,000	325,770
Digicel, Ltd.
6.000%, 04/15/2021 (S)		200,000	199,000
Discovery Communications LLC
3.700%, 06/01/2015		325,000	342,805
Eileme 2 AB
11.625%, 01/31/2020 (S)		650,000	763,750
Eutelsat SA
4.125%, 03/27/2017	EUR	50,000	71,709
France Telecom SA
8.000%, 12/20/2017	GBP	15,000	28,677
GNET Escrow Corp.
12.125%, 07/01/2018 (S)		$50,000	53,875
Goodman Networks, Inc.
13.125%, 07/01/2018 (S)		300,000	323,250
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)		610,000	599,486
4.347%, 06/15/2016 (S)		275,000	290,296
7.628%, 06/15/2016 (S)		375,000	411,120
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)		400,000	393,500
Intelsat Luxembourg SA
6.750%, 06/01/2018 (S)		225,000	234,563
7.750%, 06/01/2021 (S)		550,000	578,188
8.125%, 06/01/2023 (S)		300,000	321,000
Koninklijke KPN NV
4.750%, 01/17/2017	EUR	80,000	116,285
Level 3 Communications, Inc.
8.875%, 06/01/2019		$150,000	162,750
11.875%, 02/01/2019		325,000	372,938
Level 3 Financing, Inc.
7.000%, 06/01/2020		200,000	208,500
8.625%, 07/15/2020		550,000	605,000
Matterhorn Financing & CY SCA, PIK
9.000%, 04/15/2019 (S)	EUR	125,000	161,250
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)		375,000	494,717
Matterhorn Mobile Holdings SA
8.250%, 02/15/2020		100,000	139,398
Mediacom Broadband LLC
6.375%, 04/01/2023		$325,000	338,000
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)		475,000	497,563
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		400,000	391,424
Mobile Challenger Intermediate
Group SA, PIK
8.750%, 03/15/2019 (S)	EUR	100,000	130,300
Mts International Funding Ltd.
5.000%, 05/30/2023 (S)		$200,000	198,130
Nara Cable Funding, Ltd.
8.875%, 12/01/2018 (S)		200,000	208,000
NII Capital Corp.
7.625%, 04/01/2021		450,000	374,625
8.875%, 12/15/2019		125,000	112,500
10.000%, 08/15/2016		300,000	303,000
NII International Telecom Sarl
7.875%, 08/15/2019 (S)		300,000	291,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
PAETEC Holding Corp.
9.875%, 12/01/2018		$175,000	$199,063
Qwest Corp.
7.500%, 10/01/2014		175,000	189,624
Roger’s Communication, Inc.
6.750%, 03/15/2015		165,000	182,001
Rogers Communications, Inc.
5.380%, 11/04/2019	CAD	35,000	38,436
Sable International Finance, Ltd.
7.750%, 02/15/2017 (S)		$250,000	266,250
8.750%, 02/01/2020 (S)		200,000	227,000
SBA Telecommunications, Inc.
8.250%, 08/15/2019		98,000	107,310
SBA Tower Trust
2.240%, 04/15/2018 (S)		125,000	123,565
2.933%, 12/15/2017 (S)		555,000	566,491
3.598%, 04/15/2018 (S)		570,000	571,076
4.254%, 04/15/2015 (S)		280,000	290,397
Softbank Corp.
4.500%, 04/15/2020 (S)		350,000	355,461
Sprint Capital Corp.
6.875%, 11/15/2028		925,000	925,000
8.750%, 03/15/2032		400,000	466,000
Sprint Nextel Corp.
6.000%, 11/15/2022		475,000	489,250
9.000%, 11/15/2018 (S)		620,000	751,750
9.125%, 03/01/2017		100,000	117,000
11.500%, 11/15/2021		325,000	448,500
Syniverse Holdings, Inc.
9.125%, 01/15/2019		500,000	546,250
Telecom Italia Capital SA
5.250%, 11/15/2013 to 10/01/2015		885,000	910,743
6.175%, 06/18/2014		375,000	391,625
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	67,575
5.625%, 12/29/2015	GBP	50,000	81,972
8.250%, 03/21/2016	EUR	50,000	75,592
Telefonica Emisiones SAU
3.192%, 04/27/2018		$565,000	568,152
3.661%, 09/18/2017	EUR	150,000	205,354
4.693%, 11/11/2019		50,000	70,980
5.375%, 02/02/2018	GBP	50,000	83,167
5.877%, 07/15/2019		$70,000	78,191
6.221%, 07/03/2017		200,000	225,218
Telenet Finance V Luxembourg SCA
6.250%, 08/15/2022 (S)	EUR	275,000	375,388
Telstra Corp., Ltd.
6.125%, 08/06/2014	GBP	10,000	16,087
TELUS Corp.
3.350%, 03/15/2023	CAD	65,000	62,537
TVN Finance Corp II AB
10.750%, 11/15/2017	EUR	100,000	140,698
tw Telecom Holdings, Inc.
5.375%, 10/01/2022		$200,000	207,000
Unitymedia Hessen GmbH & Company
KG
5.625%, 04/15/2023 (S)	EUR	200,000	265,149
Univision Communications, Inc.
5.125%, 05/15/2023 (S)		$575,000	563,500
UPC Holding BV
6.750%, 03/15/2023 (S)	CHF	175,000	188,588
6.750%, 03/15/2023 (S)	EUR	300,000	403,572

201

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$450,000	$496,125
Verizon Communications, Inc.
0.473%, 03/06/2015 (P) (S)		220,000	219,617
Verizon Wireless Capital LLC
8.500%, 11/15/2018		165,000	219,378
Vimpel Communications
7.748%, 02/02/2021		800,000	884,200
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)		200,000	199,000
7.504%, 03/01/2022 (S)		600,000	649,500
Vivendi SA
2.400%, 04/10/2015 (S)		145,000	147,791
Vodafone Group PLC
8.125%, 11/26/2018	GBP	50,000	100,069
West Corp.
7.875%, 01/15/2019		$300,000	325,500
8.625%, 10/01/2018		650,000	713,375
Wind Acquisition Finance SA
6.500%, 04/30/2020 (S)		275,000	282,563
11.750%, 07/15/2017	EUR	100,000	137,124
11.750%, 07/15/2017 (S)		$850,000	894,625

			34,757,629
Utilities - 2.2%
AES Corp.
4.875%, 05/15/2023		225,000	221,063
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)		330,000	362,209
AmeriGas Finance LLC
7.000%, 05/20/2022		375,000	406,875
Appalachian Power Company
6.375%, 04/01/2036		115,000	141,279
Black Hills Corp.
9.000%, 05/15/2014		115,000	123,085
Centrica PLC
5.125%, 12/10/2014	GBP	50,000	80,505
7.125%, 12/09/2013	EUR	50,000	67,192
CEZ A/S
5.000%, 10/19/2021		50,000	78,226
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018 (S)		$200,000	201,000
CMS Energy Corp.
4.250%, 09/30/2015		340,000	363,695
5.050%, 03/15/2022		200,000	226,133
6.250%, 02/01/2020		105,000	126,210
8.750%, 06/15/2019		100,000	133,459
Comision Federal de Electricidad
5.750%, 02/14/2042 (S)		700,000	721,000
Constellation Energy Group, Inc.
5.150%, 12/01/2020		80,000	90,651
Dominion Resources, Inc.
2.750%, 09/15/2022		180,000	175,361
DPL, Inc.
7.250%, 10/15/2021		450,000	486,000
DTE Energy Company
0.987%, 06/03/2013 (P)		185,000	185,000
Duke Energy Carolinas LLC
4.000%, 09/30/2042		110,000	104,578
Duke Energy Corp.
1.625%, 08/15/2017		85,000	85,023
2.150%, 11/15/2016		190,000	196,078
E.CL SA
5.625%, 01/15/2021 (S)		100,000	110,285

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
E.ON International Finance BV
6.000%, 10/30/2019	GBP	50,000	$93,376
Eastern Power Networks PLC
5.750%, 03/08/2024		40,000	72,951
EDF SA
4.600%, 01/27/2020 (S)		$300,000	333,906
6.875%, 12/12/2022	GBP	50,000	100,192
Enel Finance International NV
3.875%, 10/07/2014 (S)		$250,000	257,928
4.000%, 09/14/2016	EUR	50,000	69,818
5.125%, 10/07/2019 (S)		$220,000	238,372
Enel SpA
5.250%, 01/14/2015	EUR	55,000	76,105
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		$200,000	224,465
Enogex LLC
6.250%, 03/15/2020 (S)		175,000	194,421
Exelon Generation Company LLC
6.250%, 10/01/2039		335,000	383,675
Ferrellgas LP
6.500%, 05/01/2021		1,050,000	1,107,750
FirstEnergy Corp.
2.750%, 03/15/2018		180,000	180,412
4.250%, 03/15/2023		710,000	700,950
Florida Gas Transmission Company LLC
3.875%, 07/15/2022 (S)		265,000	277,227
4.000%, 07/15/2015 (S)		75,000	79,293
Foresight Energy LLC
9.625%, 08/15/2017 (S)		750,000	813,750
Gas Natural Capital Markets SA
4.125%, 01/26/2018	EUR	50,000	70,421
GDF Suez
1.625%, 10/10/2017 (S)		$60,000	60,101
2.625%, 07/20/2022	EUR	50,000	67,811
6.125%, 02/11/2021	GBP	50,000	94,365
GenOn Energy, Inc.
7.875%, 06/15/2017		$150,000	168,750
9.500%, 10/15/2018		1,200,000	1,401,000
Georgia Power Company
0.600%, 03/15/2016 (P)		90,000	90,050
Great Plains Energy, Inc.
2.750%, 08/15/2013		160,000	160,630
Hrvatska Elektroprivreda
6.000%, 11/09/2017 (S)		400,000	415,512
Hydro One, Inc.
5.360%, 05/20/2036	CAD	40,000	46,465
Iberdrola Finance Ireland, Ltd.
3.800%, 09/11/2014 (S)		$605,000	623,814
Iberdrola Finanzas SAU
4.625%, 04/07/2017	EUR	100,000	143,171
Infinis PLC
7.000%, 02/15/2019 (S)	GBP	300,000	460,378
Ipalco Enterprises, Inc.
5.000%, 05/01/2018		$85,000	91,375
Israel Electric Corp., Ltd.
9.375%, 01/28/2020		250,000	310,929
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	207,056
Majapahit Holding BV
7.750%, 01/20/2020		550,000	666,875
8.000%, 08/07/2019 (S)		100,000	122,375

202

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Mexico Generadora de Energia S de rl
5.500%, 12/06/2032 (S)		$395,000	$396,857
Mississippi Power Company
2.350%, 10/15/2016		80,000	83,428
Monongahela Power Company
5.700%, 03/15/2017 (S)		45,000	49,956
National Grid Gas PLC
6.000%, 06/07/2017	GBP	30,000	53,487
National Grid PLC
5.000%, 07/02/2018	EUR	47,000	71,975
6.500%, 04/22/2014		50,000	68,463
National Power Corp.
6.875%, 11/02/2016		$100,000	114,875
Nevada Power Company
6.650%, 04/01/2036		110,000	144,323
6.750%, 07/01/2037		75,000	100,364
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015		70,000	70,449
Nisource Finance Corp.
4.800%, 02/15/2044		110,000	107,461
NiSource Finance Corp.
5.250%, 02/15/2043		155,000	161,222
5.400%, 07/15/2014		315,000	330,295
5.950%, 06/15/2041		215,000	244,407
6.250%, 12/15/2040		185,000	215,461
10.750%, 03/15/2016		115,000	139,677
Northeast Utilities
5.650%, 06/01/2013		370,000	370,000
Northumbrian Water Finance PLC
6.000%, 10/11/2017	GBP	21,000	37,662
NRG Energy, Inc.
6.625%, 03/15/2023 (S)		$350,000	370,125
Ohio Power Company
5.750%, 09/01/2013		260,000	263,113
ONEOK, Inc.
4.250%, 02/01/2022		320,000	333,137
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	281,024
PPL Capital Funding, Inc.
1.900%, 06/01/2018		55,000	54,867
3.400%, 06/01/2023		325,000	317,960
3.500%, 12/01/2022		335,000	333,900
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		365,000	386,610
Public Service Company of Oklahoma
5.150%, 12/01/2019		205,000	234,606
RWE Finance BV
1.875%, 01/30/2020	EUR	40,000	52,290
6.375%, 06/03/2013	GBP	30,000	45,582
6.500%, 04/20/2021		20,000	38,240
6.625%, 01/31/2019	EUR	50,000	82,287
Scottish Power UK PLC
6.750%, 05/29/2023	GBP	10,000	19,593
8.375%, 02/20/2017		20,000	37,169
Sempra Energy
1.040%, 03/15/2014 (P)		$285,000	286,131
Severn Trent Utilities Finance PLC
5.250%, 03/11/2016	EUR	65,000	94,229
6.125%, 02/26/2024	GBP	20,000	37,569
Sierra Pacific Power Company
5.450%, 09/01/2013		$190,000	192,242
Snam SpA
5.000%, 01/18/2019	EUR	100,000	148,199

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southern Company
1.950%, 09/01/2016		$115,000	$118,179
Southwest Gas Corp.
3.875%, 04/01/2022		190,000	204,105
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021		225,000	241,875
Talent Yield Investments, Ltd.
4.500%, 04/25/2022 (S)		700,000	737,131
Tampa Electric Company
6.150%, 05/15/2037		100,000	128,602
TECO Finance, Inc.
5.150%, 03/15/2020		325,000	370,096
6.572%, 11/01/2017		37,000	43,810
Veolia Environnement SA
5.125%, 05/24/2022	EUR	40,000	62,435
5.250%, 06/03/2013		$155,000	155,000
5.375%, 05/28/2018	EUR	35,000	54,064

			23,575,108

TOTAL CORPORATE BONDS (Cost $409,770,028)			$424,930,397

CAPITAL PREFERRED SECURITIES - 0.1%
Consumer Staples - 0.0%
Land O’Lakes Capital Trust I
7.450%, 03/15/2028 (S)		$450,000	452,250
Financials - 0.1%
PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		510,000	584,588

TOTAL CAPITAL PREFERRED SECURITIES (Cost $916,067)			$1,036,838

CONVERTIBLE BONDS - 0.0%
Computer & Electronics Retail - 0.0%
RadioShack Corp. 2.500%, 08/01/2013 (S)		225,000	222,750

TOTAL CONVERTIBLE BONDS (Cost $222,055)			$222,750

MUNICIPAL BONDS - 1.4%
Bay Area Toll Authority (California)
6.263%, 04/01/2049		200,000	268,218
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038		165,000	205,522
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040		245,000	305,603
City of Chicago (Illinois)
6.395%, 01/01/2040		150,000	188,891
City of Houston (Texas)
5.000%, 03/01/2023		165,000	199,061
City of New York (New York)
5.846%, 06/01/2040		205,000	255,914
6.271%, 12/01/2037		115,000	147,701
5.000%, 04/01/2023		75,000	90,272
City Public Service Board of San Antonio
(Texas)
5.250%, 02/01/2024		280,000	348,673
Commonwealth of Massachusetts
4.500%, 08/01/2031		190,000	202,175
5.250%, 09/01/2024		200,000	252,664
5.000%, 06/01/2025		90,000	107,995

203

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Commonwealth of Pennsylvania
5.000%, 06/01/2024	$220,000	$265,049
5.000%, 07/01/2021	230,000	281,267
5.000%, 04/01/2025	150,000	181,637
Commonwealth of Virginia
5.000%, 06/01/2023	75,000	94,348
County of Harris, TX (Texas)
5.000%, 10/01/2024	135,000	164,979
Dallas Independent School District (Texas)
4.000%, 08/15/2027	135,000	146,279
5.000%, 08/15/2029	150,000	175,812
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037	130,000	127,033
District of Columbia
5.250%, 12/01/2034	200,000	236,360
5.591%, 12/01/2034	40,000	48,367
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	135,000	171,547
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	265,000	259,427
1.298%, 07/01/2016	475,000	476,121
Guam Power Authority
7.500%, 10/01/2015	110,000	112,471
JobsOhio Beverage System
4.532%, 01/01/2035	125,000	127,095
Kansas Development Finance Authority
5.501%, 05/01/2034	120,000	135,482
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	241,777
Los Angeles Department of Water &
Power (California)
5.000%, 07/01/2043	235,000	260,676
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	156,588
Massachusetts Bay Transportation
Authority
5.000%, 07/01/2020	155,000	188,999
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	79,982
New Jersey State Turnpike Authority
5.000%, 01/01/2029	175,000	198,039
New Jersey Transportation Trust Fund
Authority
5.250%, 12/15/2022	150,000	182,307
New York City Housing
Development Corp. (New York)
6.420%, 11/01/2027	20,000	20,144
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	122,583
New York City Transitional Finance
Authority (New York)
5.000%, 05/01/2023	170,000	205,797
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 11/01/2024	110,000	130,860
5.000%, 02/01/2025	105,000	123,020
New York State Dormitory Authority
4.000%, 12/15/2022	125,000	143,283

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York State Dormitory Authority (continued)
5.000%, 12/15/2024	$205,000	$248,895
New York State Urban
Development Corp., Series A-1
5.000%, 03/15/2043	360,000	401,252
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	555,000	538,816
Port Authority of New York & New Jersey
(New York)
4.458%, 10/01/2062	615,000	605,861
Regional Transportation District
(Colorado)
5.000%, 11/01/2038	195,000	216,645
San Diego County Water Authority
(California)
6.138%, 05/01/2025	100,000	128,035
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	271,432
State of California
4.000%, 09/01/2026	295,000	310,532
5.000%, 04/01/2043	45,000	49,201
State of Delaware
5.000%, 08/01/2024	110,000	137,473
State of Georgia
5.000%, 07/01/2023	170,000	209,943
5.000%, 07/01/2025	125,000	152,065
5.000%, 07/01/2024	105,000	128,746
5.000%, 10/01/2021	595,000	740,412
State of Hawaii
5.000%, 12/01/2023	380,000	458,694
5.000%, 11/01/2023	175,000	213,525
5.000%, 11/01/2024	100,000	121,122
State of Louisiana
5.000%, 08/01/2021	115,000	140,954
5.000%, 07/15/2021	130,000	159,264
State of Minnesota
5.000%, 03/01/2027	125,000	146,718
State of Oregon
5.892%, 06/01/2027	60,000	75,473
State of Washington
5.000%, 07/01/2024	185,000	222,289
5.000%, 07/01/2022	190,000	232,885
Texas Transportation Commission
5.178%, 04/01/2030	240,000	286,814
Tompkins County Industrial Development
Agency (New York)
5.000%, 07/01/2037	195,000	219,981
University of Texas System
5.000%, 08/15/2043	315,000	355,865
University of Virginia
5.000%, 06/01/2043	75,000	86,267
Utah Transit Authority
5.937%, 06/15/2039	135,000	172,672
Virginia College Building Authority
5.000%, 02/01/2022	85,000	103,757
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	41,245
Virginia Public Building Authority
5.900%, 08/01/2030	205,000	256,240

204

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Virginia Public School Authority
5.000%, 08/01/2023	$260,000	$315,877

TOTAL MUNICIPAL BONDS (Cost $15,045,354)		$15,378,968

TERM LOANS (M) - 1.4%
Consumer Discretionary - 0.5%
Atlantic Broadband Penn LLC
3.250%, 12/22/2019	223,875	225,554
Bresnan Broadband Holdings LLC
4.500%, 12/14/2017	212,297	212,828
Caesars Entertainment Operating
Company, Inc.
9.500%, 10/31/2016	35,773	35,848
Charter Communications Operating LLC
3.000%, 01/04/2021	121,721	121,265
TBD 04/10/2020 (T)	75,000	74,646
Clear Channel Communications, Inc.
3.844%, 01/29/2016	375,000	345,625
Delta 2 Sarl
6.000%, 04/30/2019	990,025	1,001,576
Gymboree Corp.
5.000%, 02/23/2018	200,000	196,139
JC Penney Corp., Inc.,
TBD 04/30/2018 (T)	625,000	633,333
MGM Resorts International
3.500%, 12/20/2019	99,750	100,919
Peninsula Gaming LLC
4.250%, 11/20/2017	573,563	581,091
Station Casinos LLC
5.000%, 03/01/2020	675,000	680,484
SuperMedia, Inc., PIK,
TBD 12/31/2015 (T)	475,000	397,516
TWCC Holding Corp.
3.500%, 02/13/2017	375,000	378,000
Univision Communications, Inc
4.500%, 03/01/2020	75,000	74,766
Univision Communications, Inc.
4.750%, 03/31/2017	487,728	489,069
Village Roadshow, Ltd.
4.750%, 11/21/2017	75,000	76,500

		5,625,159
Consumer Staples - 0.1%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	208,440	209,296
H.J. Heinz Company,
TBD 03/27/2020 (T)	200,000	201,917
PF Chang’s China Bistro, Inc.
5.250%, 07/02/2019	721,375	730,392

		1,141,605
Energy - 0.0%
Blackbrush Textar LP,
TBD 05/31/2019 (T)	300,000	300,000
MEG Energy Corp.
3.750%, 03/31/2020	124,684	125,620

		425,620
Financials - 0.2%
Asurion LLC
4.500%, 05/24/2019	623,438	627,334
Lone Star Intermediate Super
Holdings LLC
11.000%, 09/02/2019	350,000	373,625

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Financials (continued)
McGraw-Hill Global Education
Holdings LLC,
TBD 03/22/2019 (T)	$200,000	$198,833
Nuveen Investments, Inc.
5.198%, 05/13/2017	325,399	328,111
6.500%, 02/28/2019	500,000	510,000
PQ Corp.
4.500%, 08/07/2017	249,375	251,128

		2,289,031
Health Care - 0.1%
Biomet, Inc.
4.500%, 07/25/2017	195,425	196,707
Capsugel Holdings US, Inc.
4.750%, 08/01/2018	238,863	241,849
HCA, Inc.
2.948%, 05/01/2018	579,981	580,822

		1,019,378
Industrials - 0.1%
Generac Power Systems, Inc.
6.250%, 05/30/2018	305,472	306,618
Navistar International Corp.
5.750%, 08/17/2017	150,000	152,625

		459,243
Information Technology - 0.1%
Alcatel-Lucent USA, Inc.
7.250%, 01/30/2019	224,438	226,775
First Data Corp.
4.199%, 03/24/2017	237,724	236,684
RP Crown Parent LLC
6.750%, 12/21/2018	623,438	633,049

		1,096,508
Materials - 0.1%
Eagle Spinco, Inc.
3.500%, 01/27/2017	99,651	100,897
INEOS US Finance LLC
4.000%, 05/04/2018	467,428	469,415
Univar, Inc.,
TBD 06/30/2017 (T)	250,000	248,348

		818,660
Telecommunication Services - 0.1%
Cricket Communications, Inc.
4.750%, 03/09/2020	300,000	301,350
Intelsat Jackson Holdings SA
4.250%, 04/02/2018	273,625	275,221

		576,571
Utilities - 0.1%
Equipower Resources Holdings LLC
5.500%, 12/21/2018	563,013	571,458
10.000%, 06/21/2019	350,000	358,750
TBD 12/15/2020 (T)	450,000	451,406
NRG Energy, Inc.
3.250%, 07/02/2018	147,375	148,591

		1,530,205

TOTAL TERM LOANS (Cost $14,704,749)		$14,981,980

205

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.5%
Commercial & Residential - 1.9%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.433%, 11/25/2035 (P)	$8,403	$8,502
Banc of America
Commercial Mortgage, Inc.
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	225,000	247,050
Series 2006-4, Class A4,
5.634%, 07/10/2046	260,000	288,319
Series 2006-2, Class A4,
5.911%, 05/10/2045 (P)	210,000	234,735
Banc of America Funding Corp.,
Series 2005-A 5A1
0.498%, 02/20/2035 (P)	7,680	7,468
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A2,
4.501%, 07/10/2043	69,772	69,845
Series 2005-3, Class A4,
4.668%, 07/10/2043	305,000	325,067
Series 2007-1, Class AAB,
5.422%, 07/15/2016	221,378	229,160
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,083,177
Series 2007-4, Class A4,
5.744%, 02/10/2051 (P)	145,000	166,079
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.850%, 03/25/2035 (P)	60,424	58,291
Series 2004-D, Class 2A2,
2.868%, 05/25/2034 (P)	31,173	30,818
Series 2004-A, Class 2A2,
2.916%, 02/25/2034 (P)	56,439	56,628
Series 2004-H, Class 2A2,
3.114%, 09/25/2034 (P)	74,442	74,807
Series 2004-I, Class 3A2,
3.121%, 10/25/2034 (P)	15,064	15,499
Series 2005-J, Class 3A1,
3.135%, 11/25/2035 (P)	146,608	136,830
Bear Stearns Alt-A Trust, Series 2006-1,
Class 11A1 0.673%, 02/25/2036 (P)	146,513	115,039
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	310,000	328,913
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	149,388	152,312
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	3,432	3,431
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	363,000	385,061
Series 2004-T14, Class A4,
5.200%, 01/12/2041 (P)	61,838	62,903
Series 2006-PW14, Class A4,
5.201%, 12/11/2038	95,000	106,234
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	384,552	386,906
Series 2006-T24, Class A4,
5.537%, 10/12/2041	110,000	123,515
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	628,000	701,924

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Citicorp Mortgage Securities, Inc.,
Series 2003-11, Class 2A10
5.500%, 12/25/2033	$10,767	$10,801
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.438%, 04/15/2040 (P)	115,000	118,059
Commercial Mortgage Pass
Through Certificates
Series 2012-LC4, Class A1,
1.156%, 12/10/2044	45,582	45,898
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	48,284
Series 2007-C9, Class A4,
5.800%, 07/10/2017 (P)	675,000	781,813
Credit Suisse Mortgage Capital
Certificates, Series 2008-C1, Class A3
6.051%, 02/15/2041 (P)	145,000	168,211
Fosse Master Issuer PLC
Series 2012-1A, Class 3A1,
1.774%, 10/18/2054 (P) (S)	210,000	217,084
Series 2011-1A, Class A5,
3.274%, 10/18/2054 (P) (S)	200,000	205,410
FREMF Mortgage Trust
Series 2013-K712, Class B,
3.367%, 05/25/2045 (P) (S)	115,000	115,112
Series 2013-K24, Class B,
3.502%, 11/25/2045 (P) (S)	110,000	107,388
Series 2012-K711, Class B,
3.562%, 08/25/2045 (P) (S)	275,000	279,523
Series 2013-K27, Class B,
3.616%, 01/25/2046 (P) (S)	195,000	192,555
Series 2012-K23, Class B,
3.656%, 10/25/2045 (P) (S)	170,000	168,864
Series 2013-K26, Class B,
3.723%, 12/25/2045 (P) (S)	265,000	261,125
Series 2012-K22, Class B,
3.812%, 08/25/2045 (P) (S)	175,000	172,243
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
5.198%, 06/19/2035 (P)	45,396	46,081
Greenpoint MTA Trust, Seres 2005-AR1,
Class A1 0.433%, 06/25/2045 (P)	220,267	170,706
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	68,387	68,325
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	31,267	31,793
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A3,
2.773%, 11/10/2045	270,000	262,942
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	185,000	203,436
Harborview Mortgage Loan Trust
Series 2006-9, Class 2A1A,
0.408%, 11/19/2036 (P)	632,758	516,781
Series 2005-2, Class 2A1A,
0.418%, 05/19/2035 (P)	59,068	50,657
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.927%, 10/15/2054 (P) (S)	795,000	809,802

206

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Holmes Master Issuer PLC (continued)
Series 2012-3A, Class B1,
2.477%, 10/15/2054 (P) (S)	$250,000	$258,424
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.973%, 10/25/2036 (P)	412,894	347,574
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.383%, 06/25/2037 (P)	100,000	90,000
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2012-C6, Class A1,
1.031%, 05/15/2045	32,299	32,426
Series 2011-C4, Class A1,
1.525%, 07/15/2046 (S)	59,524	60,064
Series 2011-C3A, Class A1,
1.875%, 02/15/2046 (S)	55,733	56,238
Series 2012-C8, Class A3,
2.829%, 10/15/2045	350,000	342,211
Series 2004-C1, Class A3,
4.719%, 01/15/2038	119,532	121,484
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	196,529	201,940
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	120,000	124,874
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	890,000	994,751
Series 2004-PNC1, Class A4,
5.364%, 06/12/2041 (P)	115,000	119,262
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	915,000	1,029,323
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	389,557
Series 2007-CB19, Class A4,
5.901%, 04/12/2017 (P)	575,000	654,612
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2007-CB19,
Class AM 5.901%, 05/12/2017 (P)	255,000	283,820
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.493%, 10/25/2035 (P)	212,036	163,766
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4,
4.568%, 01/15/2031	43,192	44,037
Series 2005-C5, Class A4,
4.954%, 09/15/2030	50,000	53,489
Series 2005-C7, Class A4,
5.197%, 11/15/2030 (P)	60,000	64,725
Series 2006-C7, Class A3,
5.347%, 11/15/2038	311,000	348,485
Series 2006-C6, Class A4,
5.372%, 09/15/2039	110,000	123,219
Series 2007-C1, Class A4,
5.424%, 02/15/2040	135,000	152,550
Series 2008-C1, Class AM,
6.152%, 04/15/2041 (P)	65,000	75,421
Series 2008-C1, Class A2,
6.152%, 04/15/2041 (P)	630,000	747,283
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	300,000	345,080

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Trust (continued)
Series 2006-C2, Class AM,
5.782%, 08/12/2043 (P)	$235,000	$259,630
Morgan Stanley Capital I
Series 2012-C4, Class A2,
2.111%, 03/15/2045	155,000	159,411
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	239,435	267,004
Morgan Stanley Capital I Trust,
Series 2005-T17, Class A5
4.780%, 12/13/2041	69,020	72,205
Sequoia Mortgage Trust
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	554,005	551,134
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	180,000	178,479
Series 2010-H1, Class A1,
3.750%, 02/25/2040 (P)	9,079	9,031
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.677%, 04/25/2037 (P)	161,072	149,072
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.590%, 03/15/2025 (P)	4,057	4,548
Wachovia Bank Commercial
Mortgage Trust, Series 2007-C34,
Class A3 5.678%, 05/15/2046	100,000	113,990
WaMu Mortgage Pass
Through Certificates
Series 2005-AR13, Class A1A1,
0.483%, 10/25/2045 (P)	34,520	32,359
Series 2005-AR11, Class A1C3,
0.703%, 08/25/2045 (P)	147,145	121,977
Series 2005-AR13, Class A1A3,
0.973%, 10/25/2045 (P)	62,567	61,536
Series 2005-AR12, Class 2A1,
2.936%, 09/25/2035 (P)	37,205	37,808
Wells Fargo Mortgage
Backed Securities Trust
Series 2006-2, Class 2A1,
0.893%, 03/25/2036 (P)	142,144	116,608
Series 2005-AR2, Class 3A1,
2.663%, 03/25/2035 (P)	73,742	76,002
Series 2005-AR2, Class 2A2,
2.683%, 03/25/2035 (P)	144,450	148,480
Series 2004-G, Class A3,
4.751%, 06/25/2034 (P)	61,367	62,901
Series 2003-O, Class 5A1,
4.862%, 01/25/2034 (P)	73,933	74,348
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%, 05/15/2045	375,000	369,052

		20,541,596
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 3153, Class UG,
0.649%, 05/15/2036 (P)	44,172	44,687
Series 3913, Class FA,
0.699%, 08/15/2041 (P)	270,921	273,626
Series 4077, Class MF,
0.699%, 07/15/2042 (P)	396,552	398,424
Series 199, Class PO,
0.801%, 08/01/2028	2,897	2,690

207

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K712, Class A1,
1.369%, 05/25/2019	$338,498	$341,788
Series K502, Class A2,
1.426%, 08/25/2017	400,000	404,406
Series K025, Class A1,
1.875%, 04/25/2022	228,685	230,812
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	3,229	82
Federal National Mortgage Association,
Series 319, Class 2 IO
6.500%, 02/01/2032	9,004	1,485
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.311%, 03/16/2028	14,399	13,674
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	444,611
Series 2010-127, Class PI IO,
4.000%, 05/20/2033	106,111	5,982
Series 2011-2, Class HI,
4.000%, 12/20/2035	238,050	21,798
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,858,839	425,873
Series 2011-51, Class NX,
4.000%, 10/20/2038	450,000	496,935
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	990,177	138,325
Series 2010-144, Class LB,
4.000%, 09/16/2039	705,000	774,885
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	525,023
Series 2013-24, Class OI,
4.000%, 02/20/2043	281,350	58,621
Series 2009-75, Class G,
4.500%, 07/20/2030	24,168	24,668
Series 2009-28, Class EC,
4.500%, 12/16/2035	48,014	49,001
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	1,278,432	102,230
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	3,514,024	460,436
Series 2010-98, Class PI IO,
4.500%, 10/20/2037	399,453	52,300
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	479,181	61,356
Series 2010-109, Class CI IO,
4.500%, 12/20/2037	1,487,397	189,626
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	2,342,056	341,406
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	300,951	35,790
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	110,829	17,905
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	631,976	97,617
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	49,409	51,265
Series 2004-47, Class QV,
6.000%, 09/16/2020	460,263	503,703

		6,591,030

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.0%
Federal National Mortgage Association,
Series 2012-79, Class FM
0.643%, 07/25/2042 (P)	$149,069	$150,019

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $26,568,275)		$27,282,645

ASSET BACKED SECURITIES - 2.0%
Ally Auto Receivables Trust
Series 2012-SN1, Class A3,
0.570%, 08/20/2015	225,000	225,022
Series 2012-SN1, Class A4,
0.700%, 12/21/2015	485,000	484,729
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	100,000	103,034
Ally Master Owner Trust
Series 2012-1, Class A1,
0.999%, 02/15/2017 (P)	345,000	347,391
Series 2013-1, Class A2,
1.000%, 02/15/2018	200,000	199,669
Series 2012-5, Class A,
1.540%, 09/15/2019	535,000	533,515
Series 2011-1, Class A2,
2.150%, 01/15/2016	130,000	131,291
American Express Credit
Account Master Trust
Series 2011-1, Class A,
0.369%, 04/17/2017 (P)	215,000	215,275
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	201,287
AmeriCredit
Automobile Receivables Trust
Series 2011-4, Class A3,
1.170%, 05/09/2016	215,000	215,855
Series 2012-1, Class A3,
1.230%, 09/08/2016	90,000	90,655
Series 2011-5, Class A3,
1.550%, 07/08/2016	430,000	433,935
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	100,499
Series 2012-1, Class B,
1.730%, 02/08/2017	80,000	81,041
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	140,280
Series 2011-2, Class B,
2.330%, 03/08/2016	440,000	444,878
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,982
Series 2011-1, Class C,
2.850%, 08/08/2016	75,000	76,835
Avis Budget Rental Car Funding
AESOP LLC, Series 2013-1A, Class A
1.920%, 09/20/2019 (S)	410,000	410,052
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	17,875	17,918
BMW Vehicle Lease Trust, Series 2013-1,
Class A3 0.540%, 09/21/2015	110,000	109,931
BMW Vehicle Owner Trust,
Series 2011-A, Class A3
0.760%, 08/25/2015	149,653	150,019

208

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	$220,000	$219,990
Series 2013-1, Class B,
1.290%, 04/20/2018	30,000	29,872
Series 2013-1, Class C,
1.740%, 10/22/2018	30,000	29,883
Series 2008-A, Class C,
8.250%, 01/15/2015 (S)	203,190	204,738
Series 2008-A, Class D,
8.250%, 01/15/2015 (S)	230,000	232,040
CarMax Auto Owner Trust
Series 2012-1, Class A3,
0.890%, 09/15/2016	65,000	65,294
Series 2011-2, Class A3,
0.910%, 12/15/2015	240,414	241,121
Series 2010-3, Class A4,
1.410%, 02/16/2016	205,000	206,940
Series 2012-3, Class D,
2.290%, 04/15/2019	150,000	149,050
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.933%, 10/25/2032 (P)	5,416	5,166
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	20,833	20,746
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	19,877	16,665
CIT Equipment Collateral,
Series 2012-VT1, Class A3
1.100%, 08/22/2016 (S)	370,000	371,204
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	555,000	580,535
CNH Equipment Trust
Series 2012-A, Class A3,
0.940%, 05/15/2017	385,000	386,571
Series 2012-D, Class B,
1.270%, 05/15/2020	290,000	287,830
Series 2010-A, Class A4,
2.490%, 01/15/2016	52,622	52,832
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.798%, 01/25/2034 (P)	129,327	105,614
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	667,250	740,200
Enterprise Fleet Financing LLC,
Series 2013-1, Class A2
0.680%, 09/20/2018 (S)	200,000	199,879
Ford Credit Auto Lease Trust
Series 2012-A, Class A3,
0.850%, 01/15/2015	230,000	230,532
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	200,000	200,097
Series 2011-A, Class A4,
1.340%, 09/15/2014	130,000	130,515
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	200,109
Ford Credit Auto Owner Trust,
Series 2010-A, Class D
4.050%, 10/15/2016	100,000	103,863

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1,
1.500%, 09/15/2015	$190,000	$190,591
Series 2012-2, Class A,
1.920%, 01/15/2019	550,000	562,697
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	205,000	217,202
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	630,000	661,413
GE Capital Credit Card Master Note Trust
Series 2011-2, Class A,
0.679%, 05/15/2019 (P)	190,000	191,678
Series 2012-A, Class A,
1.030%, 01/15/2018	195,000	196,450
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	490,991
GE Dealer Floorplan Master Note Trust
Series 2013-1, Class A,
0.599%, 04/20/2018 (P)	205,000	205,238
Series 2012-4, Class A,
0.638%, 10/20/2017 (P)	250,000	250,722
GE Equipment Transportation LLC,
Series 2012-1, Class A3
0.990%, 11/23/2015	85,000	85,341
GSAA Home Equity Trust
Series 2007-7, Class 2A1,
0.251%, 07/25/2037 (P)	289,368	252,623
Series 2005-11, Class 2A1,
0.473%, 10/25/2035 (P)	63,870	61,532
Series 2005-14, Class 2A3,
0.543%, 12/25/2035 (P)	90,412	75,201
Series 2005-MTR1, Class A4,
0.563%, 10/25/2035 (P)	365,000	342,442
GSAA Trust, Series 2005-8, Class A3
0.623%, 06/25/2035 (P)	268,510	257,554
Huntington Auto Trust
Series 2012-1, Class A3,
0.810%, 09/15/2016	380,000	381,298
Series 2011-1A, Class A3,
1.010%, 01/15/2016 (S)	128,036	128,530
Series 2011-1A, Class C,
2.530%, 03/15/2017 (S)	175,000	178,716
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Class A4
1.050%, 04/17/2017 (S)	100,000	100,529
Hyundai Auto Receivables Trust
Series 2012-A, Class A3,
0.720%, 03/15/2016	220,000	220,471
Series 2013-A, Class A4,
0.750%, 09/17/2018	175,000	174,283
Series 2011-B, Class D,
3.510%, 11/15/2017	130,000	136,851
John Deere Owner Trust, Series 2013-A,
Class A3 0.600%, 03/15/2017	185,000	184,746
Lehman XS Trust, Series 2005-9N,
Class 1A1 0.463%, 02/25/2036 (P)	173,216	147,788
Mercedes-Benz Auto Lease Trust
Series 2012-A, Class A3,
0.880%, 11/17/2014	190,000	190,480
Series 2012-A, Class A4,
1.070%, 11/15/2017	160,000	160,698
Series 2011-B, Class A4,
1.240%, 07/17/2017 (S)	180,000	180,798

209

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust,
Series 2011-1, Class A4
1.220%, 12/15/2017	$435,000	$438,419
Mercedes-Benz Master Owner Trust,
Series 2012-AA, Class A
0.790%, 11/15/2017 (S)	185,000	184,682
Motor PLC, Series 2012-A, Class A1C
1.286%, 02/25/2020 (S)	500,000	501,407
Navistar Financial Dealer
Note Master Trust, Series 2013-1,
Class A 0.863%, 01/25/2018 (P) (S)	220,000	220,404
Nissan Auto Lease Trust
Series 2011-B, Class A3,
0.920%, 02/16/2015	238,550	238,998
Series 2012-A, Class A3,
0.980%, 05/15/2015	120,000	120,508
Series 2011-A, Class A3,
1.040%, 08/15/2014	252,839	253,195
Series 2012-A, Class A4,
1.130%, 05/15/2017	180,000	181,197
Nordstrom Private Label Credit Card
Master Note Trust, Series 2011-1A,
Class A 2.280%, 11/15/2019 (S)	470,000	486,270
Porsche Financial Auto
Securitization Trust, Series 2011-1,
Class A4 1.190%, 12/17/2018 (S)	175,000	176,115
Porsche Innovative Lease Owner Trust,
Series 2011-1, Class A4
1.260%, 11/20/2017 (S)	175,000	175,766
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	30,490	30,563
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2 4.100%, 04/25/2033	12,296	11,830
Sierra Receivables Funding
Company LLC, Series 2013-1A,
Class A 1.590%, 11/20/2029 (S)	338,535	336,930
SLM Student Loan Trust, Series 2008-4,
Class A2 1.326%, 07/25/2016 (P)	137,286	138,167
SMART Trust
Series 2013-1US, Class A3A,
0.840%, 09/14/2016	90,000	89,837
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	210,000	210,273
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	105,000	104,353
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	235,000	234,992
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	191,188
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	295,000	301,880
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	37,766	39,232
Toyota Auto Receivables Owner Trust,
Series 2012-A, Class A3
0.750%, 02/16/2016	75,000	75,243
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%, 05/22/2017	170,000	171,129

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Wheels SPV LLC, Series 2012-1,
Class A2 1.190%, 03/20/2021 (S)	$164,087	$164,952
World Financial Network Credit Card
Master Trust, Series 2009-D, Class A
4.660%, 05/15/2017	430,000	432,181
World Omni Master Owner Trust,
Series 2013-1, Class A
0.549%, 02/15/2018 (P) (S)	115,000	115,031

TOTAL ASSET BACKED SECURITIES (Cost $21,398,893)		$21,606,984

COMMON STOCKS - 13.9%
Consumer Discretionary - 1.5%
Cablevision Systems Corp., Class A	43,000	$650,160
Carnival Corp.	34,000	1,125,400
Comcast Corp., Class A	18,800	754,820
Ford Motor Company	58,000	909,440
Genuine Parts Company	11,400	886,236
Hasbro, Inc.	11,600	515,968
Johnson Controls, Inc.	24,600	919,056
Kohl’s Corp.	33,400	1,717,094
Liberty Global, Inc., Class A (I)	5,300	390,610
Macy’s, Inc.	21,600	1,044,144
Mattel, Inc.	38,300	1,713,925
Staples, Inc.	76,900	1,153,500
The Madison Square
Garden, Inc., Class A (I)	12,225	715,529
The New York Times
Company, Class A (I)	39,300	415,401
The Walt Disney Company	15,100	952,508
Tiffany & Company	1,200	93,336
Time Warner, Inc.	31,733	1,852,255
Whirlpool Corp.	1,200	153,312
WPP PLC	22,661	387,053

		16,349,747
Consumer Staples - 0.8%
Archer-Daniels-Midland Company	43,400	1,398,782
Avon Products, Inc.	58,800	1,385,916
Campbell Soup Company	34,400	1,472,664
McCormick & Company, Inc., Non-
Voting Shares	9,600	663,168
PepsiCo, Inc.	17,400	1,405,398
Rite Aid Corp. (I)	144,800	425,712
The Clorox Company	18,800	1,561,904

		8,313,544
Energy - 2.1%
Anadarko Petroleum Corp.	18,500	1,618,195
Apache Corp.	30,500	2,504,965
BP PLC, ADR	18,900	810,999
Chevron Corp.	31,200	3,829,800
ConocoPhillips	9,700	594,998
CONSOL Energy, Inc.	31,900	1,106,292
Diamond Offshore Drilling, Inc. (L)	16,000	1,100,960
Exxon Mobil Corp.	35,400	3,202,638
Hess Corp.	23,300	1,570,653
Murphy Oil Corp.	26,800	1,696,976
Petroleo Brasileiro SA, ADR (I)	34,900	620,173
Royal Dutch Shell PLC, ADR	33,800	2,243,306
Schlumberger, Ltd.	19,000	1,387,570
Talisman Energy, Inc.	20,300	237,104
WPX Energy, Inc. (I)	12,900	248,454

		22,773,083

210

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 3.1%
American Express Company	27,000	$2,044,170
Bank of America Corp.	152,185	2,078,847
Capital One Financial Corp.	16,400	999,252
JPMorgan Chase & Company	83,400	4,552,806
Legg Mason, Inc.	36,700	1,285,968
Lincoln National Corp.	25,100	895,066
Loews Corp.	11,500	526,930
Marsh & McLennan Companies, Inc.	44,700	1,788,894
McGraw-Hill Financial, Inc.	22,200	1,211,010
Northern Trust Corp.	26,200	1,523,530
PNC Financial Services Group, Inc.	29,100	2,084,724
Regions Financial Corp.	63,800	582,494
SLM Corp.	44,600	1,058,804
Sun Life Financial, Inc. (L)	19,200	561,984
SunTrust Banks, Inc.	44,200	1,418,378
The Allstate Corp.	34,900	1,683,576
The Bank of New York Mellon Corp.	22,300	670,338
The Chubb Corp.	8,500	740,350
U.S. Bancorp	71,700	2,513,802
Wells Fargo & Company	77,900	3,158,845
Weyerhaeuser Company	37,889	1,129,850
Willis Group Holdings PLC	17,300	675,738

		33,185,356
Health Care - 0.9%
Agilent Technologies, Inc.	13,000	590,850
Bristol-Myers Squibb Company	34,100	1,568,941
Hospira, Inc. (I)	15,900	551,412
Johnson & Johnson	27,200	2,289,696
Merck & Company, Inc.	38,500	1,797,950
Pfizer, Inc.	72,106	1,963,446
Quest Diagnostics, Inc. (L)	12,800	791,552
Thermo Fisher Scientific, Inc.	5,800	512,140

		10,065,987
Industrials - 2.1%
3M Company	16,100	1,775,347
Delta Air Lines, Inc. (I)	19,100	343,991
Eaton Corp. PLC	12,768	843,454
Emerson Electric Company	29,600	1,700,816
General Electric Company	182,900	4,265,228
Honeywell International, Inc.	24,200	1,898,732
Illinois Tool Works, Inc.	29,000	2,033,770
Joy Global, Inc.	14,500	784,160
Lockheed Martin Corp.	6,800	719,644
Masco Corp.	41,900	880,738
Norfolk Southern Corp.	23,300	1,784,547
The Boeing Company	15,600	1,544,712
United Continental Holdings, Inc. (I)	43,500	1,412,010
United Parcel Service, Inc., Class B	18,200	1,563,380
USG Corp. (I) (L)	17,800	486,474
Xylem, Inc.	12,800	360,192

		22,397,195
Information Technology - 1.3%
Analog Devices, Inc.	24,400	1,120,692
Apple, Inc.	2,200	989,296
Applied Materials, Inc.	73,100	1,111,120
CA, Inc.	14,400	393,264
Cisco Systems, Inc.	61,300	1,476,104
Computer Sciences Corp.	21,900	976,959
Corning, Inc.	87,100	1,338,727
Dell, Inc.	95,800	1,278,930
Harris Corp.	26,100	1,308,393

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology (continued)
Hewlett-Packard Company	14,100	$344,322
Microsoft Corp.	63,900	2,228,832
Nokia OYJ, ADR (I) (L)	87,900	302,376
Texas Instruments, Inc.	27,700	994,153
The Western Union Company (L)	34,800	570,024

		14,433,192
Materials - 0.7%
Cliffs Natural Resources, Inc. (L)	12,500	225,500
E.I. du Pont de Nemours & Company	15,300	853,587
International Paper Company	46,700	2,155,205
MeadWestvaco Corp.	23,000	805,000
Newmont Mining Corp.	18,800	644,464
Nucor Corp.	29,500	1,313,045
Smurfit Kappa Group PLC	12,325	204,970
Vulcan Materials Company	20,600	1,103,748

		7,305,519
Telecommunication Services - 0.6%
American Tower Corp.	1,975	153,734
AT&T, Inc.	68,335	2,391,042
CenturyLink, Inc.	23,975	818,746
Crown Castle International Corp. (I)	2,500	178,125
NII Holdings, Inc. (I) (L)	32,700	252,117
Telefonica SA (I)	30,248	414,257
Verizon Communications, Inc.	29,100	1,410,768
Vodafone Group PLC	184,731	535,343

		6,154,132
Utilities - 0.8%
AES Corp.	42,000	512,400
Duke Energy Corp.	27,243	1,823,374
Entergy Corp.	22,400	1,542,912
Exelon Corp.	40,600	1,272,404
FirstEnergy Corp.	20,600	803,606
NiSource, Inc.	56,600	1,626,118
TECO Energy, Inc.	12,900	227,169
Xcel Energy, Inc.	33,400	959,190

		8,767,173

TOTAL COMMON STOCKS (Cost $113,198,164)		$149,744,928

PREFERRED SECURITIES - 0.2%
Consumer Discretionary - 0.1%
General Motors Company,
Series B, 4.750% (L)	33,850	1,652,219
Spanish Broadcasting System, Series B,
PIK, 10.750%	308	231,000

		1,883,219
Financials - 0.1%
Ally Financial, Inc., 7.000% (S)	750	735,281

TOTAL PREFERRED SECURITIES (Cost $2,447,687)		$2,618,500

SECURITIES LENDING COLLATERAL - 0.5%
John Hancock Collateral
Investment Trust, 0.2184% (W) (Y)	504,998	5,054,219

TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,054,187)		$5,054,219

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 1.9%
T. Rowe Price Investment Reserve Fund,
0.0578% , 09/19/2034 (Y)	21,218,743	21,218,743

211

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 05/31/2013 at
0.010% to be repurchased at $2,084,150
on 06/03/2013, collateralized by
$2,130,000 U.S. Treasury Note - Federal
National Mortgage Association,
0.875%-2.080% due
02/28/2017-11/02/2022 (valued at
$2,137,322, including interest)	$2,084,149	$2,084,149

TOTAL SHORT-TERM INVESTMENTS (Cost $23,302,892)		$23,302,892

Total Investments (Spectrum Income Fund)
(Cost $1,030,318,366) - 100.4%		$1,083,973,287
Other assets and liabilities, net - (0.4%)		(4,662,035)

TOTAL NET ASSETS - 100.0%		$1,079,311,252

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.7%
Consumer Discretionary - 11.1%
Auto Components - 0.5%
Aisin Seiki Company, Ltd.	10,000	$362,115
American Axle &
Manufacturing Holdings, Inc. (I)	11,827	210,402
BorgWarner, Inc. (I)(L)	20,408	1,654,477
Bridgestone Corp.	35,400	1,140,046
Cheng Shin Rubber Industry Company, Ltd.	102,840	306,385
Cie Generale des Etablissements Michelin (L)	10,566	917,851
Continental AG	7,328	966,706
Cooper Tire & Rubber Company	10,906	281,811
Dana Holding Corp.	25,903	490,085
Delphi Automotive PLC	51,284	2,503,172
Denso Corp.	26,500	1,099,837
Dorman Products, Inc.	4,340	193,260
Drew Industries, Inc.	3,392	128,218
Exide Technologies (I)	14,243	6,438
Federal-Mogul Corp. (I)	3,251	31,697
Fuel Systems Solutions, Inc. (I)	2,594	40,440
Gentex Corp.	35,524	812,434
Gentherm, Inc. (I)	5,512	101,531
GKN PLC	109,508	494,485
Hankook Tire Company, Ltd.	3,856	179,923
Hankook Tire Worldwide Company, Ltd.	304	5,164
Hyundai Mobis	3,667	919,574
Hyundai Wia Corp.	807	117,094
Johnson Controls, Inc.	119,864	4,478,119
Koito Manufacturing Company, Ltd.	4,000	72,970
Magna International, Inc. (L)	6,172	411,606
Mando Corp.	623	53,696
Modine Manufacturing Company (I)	8,597	88,119
Nan Kang Rubber Tire Company, Ltd.	20,994	24,929
NGK Spark Plug Company, Ltd.	8,000	140,894
NHK Spring Company, Ltd.	7,600	86,230
NOK Corp.	5,100	82,093
Nokian Renkaat OYJ	8,379	349,629
Pirelli & C. SpA	18,554	212,328
Spartan Motors, Inc.	6,136	37,123

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Standard Motor Products, Inc.	3,527	$119,213
Stanley Electric Company, Ltd.	6,600	120,987
Stoneridge, Inc. (I)	4,989	55,927
Sumitomo Rubber Industries, Ltd.	8,100	127,273
Superior Industries International, Inc.	4,188	76,263
Tenneco, Inc. (I)	10,668	473,232
The Goodyear Tire & Rubber Company (I)	43,880	664,343
Toyoda Gosei Company, Ltd.	2,700	65,356
Toyota Boshoku Corp.	2,300	32,762
Toyota Industries Corp.	7,800	306,646

		21,042,883
Automobiles - 1.1%
Astra International Tbk PT	595,608	427,539
Bayerische Motoren Werke AG	22,267	2,128,802
Brilliance China Automotive Holdings, Ltd. (I)	224,000	255,639
Byd Company, Ltd., H Shares (I)	45,494	195,822
China Motor Corp.	23,000	21,221
Daihatsu Motor Company, Ltd.	9,000	191,135
Daimler AG	60,928	3,906,679
Dongfeng Motor Group Company, Ltd.,
H Shares	238,780	368,820
Fiat SpA (I)	70,393	556,110
Ford Motor Company	687,025	10,772,552
Ford Otomotiv Sanayi AS	23,788	360,520
Fuji Heavy Industries, Ltd.	32,000	718,626
Geely Automobile Holdings Company, Ltd.	395,000	191,997
Great Wall Motor Company, Ltd., H Shares	92,250	431,970
Guangzhou Automobile Group Company, Ltd.,
H Shares	185,219	196,675
Harley-Davidson, Inc.	39,662	2,163,165
Honda Motor Company, Ltd.	89,900	3,324,833
Hyundai Motor Company	8,379	1,563,257
Isuzu Motors, Ltd.	62,000	462,836
Kia Motors Corp.	14,114	733,847
Mahindra & Mahindra, Ltd., ADR	1,434	24,593
Mahindra & Mahindra, Ltd., GDR	91,293	1,534,393
Mazda Motor Corp. (I)	144,000	552,601
Mitsubishi Motors Corp. (I)	206,000	317,515
Nissan Motor Company, Ltd.	135,400	1,455,616
Peugeot SA (I)(L)	12,317	106,474
Renault SA	11,208	864,196
Suzuki Motor Corp.	19,300	469,832
Tata Motors, Ltd., ADR (L)	45,932	1,259,915
Thor Industries, Inc. (L)	10,945	467,461
Tofas Turk Otomobil Fabrikasi AS	42,629	319,271
Toyota Motor Corp.	152,500	8,995,594
UMW Holdings BHD	38,600	180,496
Volkswagen AG	1,884	403,896
Winnebago Industries, Inc. (I)	5,180	107,537
Yamaha Motor Company, Ltd.	14,500	224,514
Yulon Motor Company, Ltd.	44,000	73,043

		46,328,992
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,104	124,536
Dah Chong Hong Holdings, Ltd.	79,000	71,818
Genuine Parts Company (L)	27,087	2,105,743
Imperial Holdings, Ltd.	7,856	164,494
Jardine Cycle and Carriage, Ltd.	8,254	304,862
Li & Fung, Ltd.	381,200	530,922
LKQ Corp. (I)	74,177	1,815,853
Pool Corp.	8,329	428,527
VOXX International Corp. (I)	3,369	37,463

212

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors (continued)
Weyco Group, Inc.	1,126	$27,080

		5,611,298
Diversified Consumer Services - 0.2%
American Public Education, Inc. (I)	3,236	123,097
Anhanguera Educacional Participacoes SA	27,300	167,104
Apollo Group, Inc., Class A (I)	17,182	343,468
Ascent Capital Group, Inc., Class A (I)	2,537	183,958
Benesse Holdings, Inc.	3,700	136,370
Bridgepoint Education, Inc. (I)(L)	3,174	40,659
Bright Horizons Family Solutions, Inc. (I)	2,046	73,758
Capella Education Company (I)	2,356	102,627
Career Education Corp. (I)	8,769	26,132
Carriage Services, Inc.	2,951	55,862
Coinstar, Inc. (I)(L)	4,889	284,735
Corinthian Colleges, Inc. (I)(L)	13,868	36,057
DeVry, Inc. (L)	14,117	440,874
Education Management Corp. (I)(L)	5,143	33,224
Grand Canyon Education, Inc. (I)	7,094	227,859
H&R Block, Inc.	47,537	1,391,408
Hillenbrand, Inc.	9,709	231,657
K12, Inc. (I)	4,738	140,813
Kroton Educacional SA	12,200	175,042
LifeLock, Inc. (I)	3,166	32,673
Lincoln Educational Services Corp.	4,457	30,709
Mac-Gray Corp.	1,866	26,217
Matthews International Corp., Class A	11,941	457,937
Regis Corp. (L)	24,093	443,552
Service Corp. International	52,514	944,202
Sotheby’s (L)	28,729	1,070,155
Steiner Leisure, Ltd. (I)	2,742	139,266
Stewart Enterprises, Inc., Class A (L)	13,208	171,704
Strayer Education, Inc. (L)	5,010	267,985
Universal Technical Institute, Inc.	3,841	45,247

		7,844,351
Hotels, Restaurants & Leisure - 1.6%
Accor SA	8,504	303,436
AFC Enterprises, Inc. (I)	4,344	158,382
Ameristar Casinos, Inc.	5,987	156,859
Bally Technologies, Inc. (I)(L)	10,216	581,801
Berjaya Sports Toto BHD	49,812	68,472
Biglari Holdings, Inc. (I)	228	91,781
BJ’s Restaurants, Inc. (I)	4,419	165,889
Bloomin’ Brands, Inc. (I)	3,188	74,153
Bob Evans Farms, Inc.	12,102	558,628
Boyd Gaming Corp. (I)(L)	9,682	126,156
Bravo Brio Restaurant Group, Inc. (I)	4,011	72,198
Brinker International, Inc. (L)	17,606	690,331
Buffalo Wild Wings, Inc. (I)(L)	3,265	313,309
Caesars Entertainment Corp. (I)(L)	6,600	95,634
Carnival Corp.	77,852	2,576,901
Carnival PLC	12,838	431,850
CEC Entertainment, Inc.	3,449	138,132
Chipotle Mexican Grill, Inc. (I)	5,409	1,952,649
Churchill Downs, Inc.	2,322	194,909
Chuy’s Holdings, Inc. (I)	1,247	43,458
Compass Group PLC	129,446	1,698,926
Cracker Barrel Old Country Store, Inc.	3,384	302,733
Crown, Ltd.	19,054	231,870
Darden Restaurants, Inc. (L)	22,663	1,173,943
Denny’s Corp. (I)	17,094	103,077
DineEquity, Inc.	2,698	195,308
Domino’s Pizza, Inc.	24,272	1,438,601

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Echo Entertainment Group, Ltd.	36,170	$101,505
Fiesta Restaurant Group, Inc. (I)	2,922	103,936
Flight Centre, Ltd.	2,626	98,095
Formosa International Hotels Corp.	2,100	24,346
Galaxy Entertainment Group, Ltd. (I)	138,000	718,519
Genting BHD	171,800	552,797
Genting Malaysia BHD	249,160	309,133
Genting Singapore PLC	439,400	502,701
Intercontinental Hotels Group PLC	18,870	543,785
International Game Technology	45,702	817,152
International Speedway Corp., Class A	11,218	388,816
Interval Leisure Group, Inc.	6,965	150,514
Isle of Capri Casinos, Inc. (I)	4,633	35,767
Jack in the Box, Inc. (I)	7,836	285,936
Jamba, Inc. (I)	14,562	43,540
Jollibee Foods Corp.	31,905	102,063
Kangwon Land, Inc.	5,130	157,537
Krispy Kreme Doughnuts, Inc. (I)	10,477	181,462
Life Time Fitness, Inc. (I)(L)	17,400	867,216
Luby’s, Inc. (I)(L)	4,596	38,974
Marcus Corp.	3,787	48,663
Marriott International, Inc., Class A	42,875	1,801,179
Marriott Vacations Worldwide Corp. (I)	4,693	207,665
McDonald’s Corp.	175,708	16,968,122
McDonald’s Holdings Company, Ltd.	3,200	89,277
MGM China Holdings, Ltd.	64,000	169,381
Morgans Hotel Group Company (I)	4,521	30,336
Multimedia Games Holding Company, Inc. (I)	4,907	125,570
Nathan’s Famous, Inc. (I)	610	31,189
Orient-Express Hotels, Ltd., Class A (I)	17,184	203,459
Oriental Land Company, Ltd.	2,800	381,560
Panera Bread Company, Class A (I)	6,936	1,330,533
Papa John’s International, Inc. (I)	3,062	197,285
Pinnacle Entertainment, Inc. (I)	10,515	206,935
Red Robin Gourmet Burgers, Inc. (I)(L)	2,643	138,784
Ruby Tuesday, Inc. (I)	11,140	103,045
Ruth’s Hospitality Group, Inc. (L)	6,396	71,635
Sands China, Ltd.	157,252	835,255
Scientific Games Corp., Class A (I)	22,687	247,061
Shangri-La Asia, Ltd.	102,500	189,574
SHFL Entertainment, Inc. (I)	9,880	170,430
Six Flags Entertainment Corp.	6,421	478,814
SJM Holdings, Ltd.	127,384	344,133
Sodexo	5,519	466,233
Sonic Corp. (I)(L)	10,307	135,331
Speedway Motorsports, Inc.	2,271	41,264
Starbucks Corp.	131,290	8,280,460
Starwood Hotels & Resorts Worldwide, Inc.	34,044	2,325,205
Tabcorp Holdings, Ltd.	30,807	96,129
Tatts Group, Ltd.	62,166	190,233
Texas Roadhouse, Inc.	11,084	262,137
The Cheesecake Factory, Inc. (L)	21,613	862,791
The Wendy’s Company (L)	70,020	416,619
Tim Hortons, Inc.	4,495	239,155
Town Sports International Holdings, Inc.	4,808	52,984
TUI Travel PLC	30,914	166,121
Vail Resorts, Inc. (L)	6,292	403,003
Whitbread PLC	12,547	543,863
WMS Industries, Inc. (I)	23,258	589,590
Wyndham Worldwide Corp.	24,091	1,400,169
Wynn Macau, Ltd.	101,550	298,341
Wynn Resorts, Ltd.	13,944	1,894,850

213

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	78,977	$5,350,692

		68,348,235
Household Durables - 0.6%
American Greetings Corp., Class A	5,698	104,843
Arcelik AS	83,804	630,428
Bassett Furniture Industries, Inc.	2,101	28,910
Beazer Homes USA, Inc. (I)(L)	4,240	87,768
Blyth, Inc. (L)	1,870	26,199
Casio Computer Company, Ltd.	13,500	120,745
Cavco Industries, Inc. (I)	1,381	66,164
Coway Company, Ltd.	2,960	144,758
CSS Industries, Inc.	1,819	50,295
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	21,600	171,545
D.R. Horton, Inc. (L)	48,969	1,192,885
Electrolux AB	10,610	284,868
Ethan Allen Interiors, Inc. (L)	4,236	132,883
Flexsteel Industries, Inc.	894	20,321
Garmin, Ltd. (L)	19,451	679,423
Haier Electronics Group Company, Ltd.	80,000	141,707
Harman International Industries, Inc.	11,650	618,615
Helen of Troy, Ltd. (I)	5,511	218,621
Hooker Furniture Corp. (L)	1,866	32,655
Hovnanian Enterprises, Inc., Class A (I)(L)	18,541	113,842
Husqvarna AB, B Shares	17,807	101,174
iRobot Corp. (I)(L)	4,883	164,997
Jarden Corp. (I)(L)	27,568	1,284,117
KB Home	34,803	771,234
La-Z-Boy, Inc.	9,084	167,781
Leggett & Platt, Inc. (L)	25,015	800,480
Lennar Corp., Class A	28,905	1,136,545
LG Electronics, Inc.	5,742	408,962
Libbey, Inc. (I)	3,628	76,768
Lifetime Brands, Inc.	2,149	28,926
M/I Homes, Inc. (I)	4,237	105,289
MDC Holdings, Inc.	16,310	605,264
Meritage Homes Corp. (I)	5,332	252,524
Mohawk Industries, Inc. (I)	14,440	1,605,295
MRV Engenharia e Participacoes SA	23,100	69,673
NACCO Industries, Inc., Class A	1,005	56,300
Newell Rubbermaid, Inc.	50,352	1,361,518
NVR, Inc. (I)	1,144	1,124,907
Panasonic Corp. (I)	122,300	933,222
PDG Realty SA Empreendimentos
e Participacoes	88,200	89,773
PIK Group, GDR (I)	484	954
PIK Group, GDR (London Exchange) (I)	10,402	20,489
PulteGroup, Inc. (I)	59,609	1,286,958
Rinnai Corp.	1,800	142,487
Sekisui Chemical Company, Ltd.	24,000	240,439
Sekisui House, Ltd.	31,000	400,059
Sharp Corp. (I)	55,000	252,000
Skullcandy, Inc. (I)	3,174	18,346
Sony Corp.	55,500	1,105,765
Standard Pacific Corp. (I)	20,013	177,115
Steinhoff International Holdings, Ltd. (I)	49,423	125,093
Tempur-Pedic International, Inc. (I)	14,833	627,139
The Ryland Group, Inc. (L)	7,781	352,324
Toll Brothers, Inc. (I)	37,364	1,276,728
TRI Pointe Homes, Inc. (I)(L)	2,804	47,219
Tupperware Brands Corp.	13,463	1,090,234
Universal Electronics, Inc. (I)	2,843	75,908
Whirlpool Corp.	13,761	1,758,105

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Zagg, Inc. (I)(L)	4,529	$22,871

		25,032,457
Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc., Class A (I)	5,311	32,344
Amazon.com, Inc. (I)	63,711	17,140,170
Blue Nile, Inc. (I)	2,266	80,579
Expedia, Inc. (L)	16,367	940,448
HSN, Inc.	15,362	873,944
Netflix, Inc. (I)(L)	9,810	2,219,513
Nutrisystem, Inc. (L)	5,134	46,360
Orbitz Worldwide, Inc. (I)	4,163	31,431
Overstock.com, Inc. (I)(L)	2,089	54,147
PetMed Express, Inc. (L)	3,589	48,057
priceline.com, Inc. (I)	8,737	7,023,936
Rakuten, Inc.	41,000	454,448
Shutterfly, Inc. (I)(L)	6,274	305,795
TripAdvisor, Inc. (I)	19,287	1,243,819
Vitacost.com, Inc. (I)(L)	4,106	33,587

		30,528,578
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	2,269	106,393
Black Diamond, Inc. (I)	4,211	37,773
Brunswick Corp.	15,619	524,330
Callaway Golf Company	11,611	79,535
Giant Manufacturing Company, Ltd.	18,000	125,070
Hasbro, Inc. (L)	19,860	883,373
JAKKS Pacific, Inc. (L)	4,057	40,976
Johnson Outdoors, Inc., Class A (I)	1,368	33,858
LeapFrog Enterprises, Inc. (I)(L)	9,170	87,757
Mattel, Inc.	60,516	2,708,091
Merida Industry Company, Ltd.	13,000	83,168
Namco Bandai Holdings, Inc.	10,000	161,326
Nikon Corp.	19,000	496,396
Polaris Industries, Inc. (L)	15,780	1,507,148
Sankyo Company, Ltd.	2,700	118,800
Sega Sammy Holdings, Inc.	11,500	274,964
Shimano, Inc.	4,200	324,507
Smith & Wesson Holding Corp. (I)(L)	11,519	104,938
Steinway Musical Instruments, Inc. (I)	1,340	37,373
Sturm Ruger & Company, Inc.	3,367	169,293
Yamaha Corp.	8,400	89,794

		7,994,863
Media - 2.6%
AMC Networks, Inc., Class A (I)	14,368	919,839
Arbitron, Inc.	4,651	218,178
Axel Springer AG	2,928	128,129
BEC World PCL	68,700	144,094
Belo Corp., Class A	16,574	185,960
British Sky Broadcasting Group PLC	75,727	896,913
Cablevision Systems Corp., Class A (L)	37,061	560,362
Carmike Cinemas, Inc. (I)	3,106	55,038
CBS Corp., Class B	102,519	5,074,691
Central European Media
Enterprises, Ltd., Class A (I)	6,623	22,121
Cheil Worldwide, Inc. (I)	5,080	118,542
Cinemark Holdings, Inc.	25,435	746,263
Comcast Corp., Class A	462,454	18,567,528
Cumulus Media, Inc., Class A (I)(L)	11,415	42,350
Dentsu, Inc.	10,100	305,867
Digital Generation, Inc. (I)(L)	4,847	33,881
DIRECTV (I)	100,397	6,137,269

214

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Discovery Communications, Inc., Class A (I)	42,980	$3,389,403
DreamWorks Animation
SKG, Inc., Class A (I)(L)	17,843	391,475
Entercom
Communications Corp., Class A (I)(L)	4,668	43,319
Entravision Communications Corp., Class A	9,641	44,638
Eutelsat Communications	7,923	244,779
Fisher Communications, Inc.	1,628	66,927
Gannett Company, Inc.	40,581	872,492
Global Mediacom Tbk PT	211,600	56,194
Global Sources, Ltd. (I)	3,003	20,450
Grupo Televisa SA	89,500	467,873
Hakuhodo DY Holdings, Inc.	1,430	94,134
Harte-Hanks, Inc.	7,977	71,314
ITV PLC	266,574	529,047
JCDecaux SA	4,012	104,076
John Wiley & Sons, Inc., Class A (L)	11,681	463,736
Journal Communications, Inc., Class A (I)	7,420	49,120
Jupiter Telecommunications Company, Ltd.	117	142,473
Kabel Deutschland Holding AG	6,261	592,630
Lagardere SCA (L)	6,997	178,791
Lamar Advertising Company, Class A (I)	13,749	642,491
LIN TV Corp., Class A (I)	5,465	66,290
Lions Gate Entertainment Corp. (I)	13,751	396,029
Live Nation Entertainment, Inc. (I)	24,440	332,628
Loral Space & Communications, Inc.	1,941	116,887
MDC Partners, Inc., Class A	4,601	81,116
Media Nusantara Citra Tbk PT	145,500	49,497
Meredith Corp. (L)	15,198	622,814
Naspers, Ltd.	16,381	1,203,611
National CineMedia, Inc.	10,241	170,103
News Corp., Class A	350,381	11,250,734
Nexstar Broadcasting Group, Inc., Class A	2,098	58,744
Omnicom Group, Inc.	45,790	2,844,933
Pearson PLC	58,124	1,083,257
Publicis Groupe SA (L)	10,821	769,391
ReachLocal, Inc. (I)(L)	1,886	26,215
Reading International, Inc., Class A (I)	3,376	20,526
Reed Elsevier NV	24,416	397,735
Reed Elsevier PLC	85,256	955,215
Rentrak Corp. (I)	1,724	39,893
Saga Communications, Inc., Class A	870	40,064
Scholastic Corp. (L)	11,255	340,351
Scripps Networks Interactive, Inc., Class A	14,927	1,005,483
SES SA	18,026	531,372
Shaw Communications, Inc., Class B (L)	11,585	258,239
Sinclair Broadcast Group, Inc., Class A	8,905	240,702
Singapore Press Holdings, Ltd.	119,000	401,009
Telenet Group Holding NV	1,974	92,149
The EW Scripps Company, Class A (I)	5,343	72,932
The Interpublic Group of Companies, Inc.	72,277	1,027,779
The McClatchy Company, Class A (I)(L)	10,360	25,900
The New York Times Company, Class A (I)	54,195	572,841
The Walt Disney Company	316,342	19,954,853
The Washington Post Company, Class B (L)	773	361,169
Thomson Reuters Corp.	11,104	369,509
Time Warner Cable, Inc.	51,829	4,950,188
Time Warner, Inc.	163,802	9,561,123
Toho Company, Ltd.	6,600	115,130
Valassis Communications, Inc. (L)	16,757	435,514
Viacom, Inc., Class B	79,803	5,258,220
Wolters Kluwer NV	10,816	235,308

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
World Wrestling
Entertainment, Inc., Class A (L)	4,862	$47,356
WPP PLC	90,273	1,541,877

		110,547,073
Multiline Retail - 0.6%
Big Lots, Inc. (I)	14,417	490,899
Canadian Tire Corp., Ltd. (L)	2,446	196,529
Dollar General Corp. (I)	46,074	2,432,707
Dollar Tree, Inc. (I)	39,808	1,912,376
Dollarama, Inc.	2,257	158,333
Don Quijote Company, Ltd.	3,100	140,093
El Puerto de Liverpool SAB de CV	6,700	79,168
Family Dollar Stores, Inc.	16,861	1,031,050
Far Eastern Department Stores Company, Ltd.	64,480	60,944
Fred’s, Inc., Class A (L)	6,702	106,294
Golden Eagle Retail Group, Ltd.	63,000	100,583
Gordmans Stores, Inc. (I)	1,728	22,136
Harvey Norman Holding, Ltd. (L)	28,356	67,348
Hyundai Department Store Company, Ltd.	839	116,419
Intime Department Store Group Company, Ltd.	94,500	98,471
Isetan Mitsukoshi Holdings, Ltd.	20,440	253,842
J Front Retailing Company, Ltd.	27,000	184,897
J.C. Penney Company, Inc. (I)(L)	24,476	430,288
Kering	4,571	992,410
Kohl’s Corp.	37,073	1,905,923
Lojas Americanas SA	9,500	70,037
Lojas Renner SA	9,100	314,961
Lotte Shopping Company, Ltd.	610	196,753
Macy’s, Inc.	69,264	3,348,222
Marks & Spencer Group PLC	115,274	818,880
Marui Group Company, Ltd.	13,100	121,461
Next PLC	11,625	811,576
Nordstrom, Inc.	26,118	1,536,261
Parkson Holdings BHD	55,399	68,273
Parkson Retail Group, Ltd.	131,500	59,831
Saks, Inc. (I)	43,405	643,696
Shinsegae Company, Ltd.	388	74,326
Takashimaya Company, Ltd.	15,000	139,004
Target Corp.	114,028	7,924,946
The Bon-Ton Stores, Inc.	2,307	49,116
Tuesday Morning Corp. (I)	7,560	67,360
Woolworths Holdings, Ltd.	32,582	234,577

		27,259,990
Specialty Retail - 2.1%
Aaron’s, Inc.	17,501	491,603
ABC-MART, Inc.	1,700	61,641
Abercrombie & Fitch Company, Class A	14,152	708,732
Advance Auto Parts, Inc.	18,267	1,489,126
Aeropostale, Inc. (I)	33,785	493,599
America’s Car-Mart, Inc. (I)	1,470	66,282
American Eagle Outfitters, Inc.	44,652	883,663
ANN, Inc. (I)	20,594	631,824
Asbury Automotive Group, Inc. (I)	4,878	200,974
Ascena Retail Group, Inc. (I)(L)	31,559	641,594
AutoNation, Inc. (I)(L)	6,692	310,040
AutoZone, Inc. (I)	6,343	2,593,209
Barnes & Noble, Inc. (I)	14,350	322,875
bebe stores, Inc. (L)	6,999	38,215
Bed Bath & Beyond, Inc. (I)	39,769	2,714,234
Belle International Holdings, Ltd.	426,888	658,016
Best Buy Company, Inc.	47,030	1,295,677
Big 5 Sporting Goods Corp.	2,985	59,730

215

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Body Central Corp. (I)	2,969	$36,489
Brown Shoe Company, Inc. (L)	7,502	156,042
Cabela’s, Inc. (I)(L)	19,682	1,319,875
CarMax, Inc. (I)(L)	39,970	1,869,397
Chico’s FAS, Inc.	41,224	744,505
Cia Hering	10,400	183,789
Citi Trends, Inc. (I)	2,686	35,563
Conn’s, Inc. (I)	2,967	146,065
CST Brands, Inc. (I)(L)	13,973	424,639
Destination Maternity Corp.	2,546	63,421
Destination XL Group, Inc. (I)	7,957	39,467
Dick’s Sporting Goods, Inc. (L)	24,328	1,273,328
Express, Inc. (I)	15,717	342,631
Fast Retailing Company, Ltd.	3,000	1,008,676
Five Below, Inc. (I)(L)	1,879	71,853
Foot Locker, Inc.	37,416	1,284,117
Francesca’s Holdings Corp. (I)(L)	6,138	175,240
GameStop Corp., Class A (L)	20,812	690,126
Genesco, Inc. (I)	4,281	289,310
GOME Electrical
Appliances Holdings, Ltd. (I)	926,695	94,098
Group 1 Automotive, Inc.	4,000	254,200
Guess?, Inc. (L)	15,268	485,217
h.h.gregg, Inc. (I)(L)	2,644	41,220
Haverty Furniture Companies, Inc.	3,463	85,259
Hennes & Mauritz AB, B Shares	41,088	1,404,063
Hibbett Sports, Inc. (I)(L)	4,629	263,992
Hot Topic, Inc. (L)	7,364	103,022
Hotai Motor Company, Ltd.	15,000	173,562
Inditex SA	6,136	760,530
Jos A. Bank Clothiers, Inc. (I)	4,893	219,842
Kingfisher PLC	169,959	889,387
Kirkland’s, Inc. (I)	2,852	42,666
L Brands, Inc. (L)	41,907	2,095,769
Lithia Motors, Inc., Class A	3,802	198,046
Lowe’s Companies, Inc.	194,481	8,189,595
Lumber Liquidators Holdings, Inc. (I)	4,794	393,635
MarineMax, Inc. (I)(L)	3,772	43,340
Mattress Firm Holding Corp. (I)	1,903	68,432
Monro Muffler Brake, Inc. (L)	5,449	256,212
Mr. Price Group, Ltd.	10,504	133,153
New York & Company, Inc. (I)	5,272	29,260
Nitori Holdings Company, Ltd.	2,000	158,271
O’Reilly Automotive, Inc. (I)	19,453	2,118,626
Office Depot, Inc. (I)(L)	120,700	532,287
OfficeMax, Inc. (L)	15,106	196,831
Penske Automotive Group, Inc. (L)	7,436	238,770
PetSmart, Inc.	18,849	1,272,308
Pier 1 Imports, Inc. (L)	17,031	394,949
RadioShack Corp. (L)	17,821	65,938
Rent-A-Center, Inc. (L)	24,802	907,257
Restoration Hardware Holdings, Inc. (I)	929	51,903
Ross Stores, Inc.	38,934	2,503,456
rue21, Inc. (I)	2,784	116,900
Sanrio Company, Ltd.	2,600	124,560
Select Comfort Corp. (I)	9,979	221,434
Shimamura Company, Ltd.	1,300	148,888
Shoe Carnival, Inc.	2,700	65,556
Signet Jewelers, Ltd.	20,053	1,373,831
Sonic Automotive, Inc., Class A (L)	7,511	171,025
Stage Stores, Inc.	5,333	122,712
Staples, Inc. (L)	118,065	1,770,975
Stein Mart, Inc.	4,995	64,585

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
The Buckle, Inc. (L)	4,814	$257,453
The Cato Corp., Class A (L)	4,829	120,242
The Children’s Place Retail Stores, Inc. (I)(L)	4,258	227,079
The Finish Line, Inc., Class A (L)	8,937	188,213
The Foschini Group, Ltd. (L)	9,134	95,757
The Gap, Inc.	52,039	2,110,181
The Home Depot, Inc.	261,969	20,606,482
The Men’s Wearhouse, Inc.	8,889	321,782
The Pep Boys - Manny, Moe & Jack (I)(L)	9,362	115,527
The Wet Seal, Inc., Class A (I)	16,246	80,580
Tiffany & Co.	20,880	1,624,046
Tilly’s, Inc., Class A (I)	1,706	28,183
TJX Companies, Inc.	127,730	6,464,415
Tractor Supply Company	17,232	1,929,639
Truworths International, Ltd.	18,809	162,410
Urban Outfitters, Inc. (I)	19,379	812,561
USS Company, Ltd.	1,320	152,480
Vitamin Shoppe, Inc. (I)(L)	5,153	225,392
West Marine, Inc. (I)	3,141	36,373
Williams-Sonoma, Inc. (L)	21,377	1,153,503
Winmark Corp.	421	25,163
Yamada Denki Company, Ltd.	4,840	183,318
Zhongsheng Group Holdings, Ltd.	54,500	67,452
Zumiez, Inc. (I)	3,908	124,353

		89,773,713
Textiles, Apparel & Luxury Goods - 0.8%
Adidas AG	14,457	1,569,777
Anta Sports Products, Ltd.	80,000	73,902
Asics Corp.	8,400	127,809
Bosideng International Holdings, Ltd.	258,000	69,479
Burberry Group PLC	31,652	689,868
Carter’s, Inc.	12,739	918,100
Christian Dior SA	3,323	601,989
Cie Financiere Richemont SA	30,709	2,699,183
Coach, Inc.	49,211	2,867,033
Columbia Sportswear Company (L)	2,160	130,075
Crocs, Inc. (I)	15,915	280,741
Culp, Inc.	1,643	28,342
Daphne International Holdings, Ltd.	84,000	76,256
Deckers Outdoor Corp. (I)	8,578	460,467
Delta Apparel, Inc. (I)	1,477	21,682
Fifth & Pacific Companies, Inc. (I)	21,002	451,333
Formosa Taffeta Company, Ltd.	47,000	43,574
Fossil, Inc. (I)	9,278	985,324
G-III Apparel Group, Ltd. (I)(L)	2,974	125,235
Gildan Activewear, Inc. (L)	3,542	146,566
Hanesbrands, Inc.	24,454	1,219,276
Hugo Boss AG	1,740	194,455
Iconix Brand Group, Inc. (I)(L)	11,407	343,237
Luxottica Group SpA (L)	13,696	702,205
LVMH Moet Hennessy Louis Vuitton SA	15,312	2,662,122
Maidenform Brands, Inc. (I)	4,386	79,781
Movado Group, Inc.	3,124	112,776
NIKE, Inc., Class B	127,133	7,839,021
Oxford Industries, Inc. (L)	2,493	163,765
Perry Ellis International, Inc.	2,108	44,500
Pou Chen Corp.	135,000	131,390
PVH Corp.	13,670	1,574,647
Quiksilver, Inc. (I)	23,063	181,506
Ralph Lauren Corp.	10,667	1,867,685
Ruentex Industries, Ltd.	28,000	64,968
Skechers U.S.A., Inc., Class A (I)	6,654	149,715
Steven Madden, Ltd. (I)	6,924	335,814

216

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
The Jones Group, Inc. (L)	14,413	$209,997
The Swatch Group AG (Bearer Shares)	1,819	1,032,624
The Swatch Group AG (Swiss Exchange)	2,500	245,240
True Religion Apparel, Inc.	4,655	148,215
Tumi Holdings, Inc. (I)	3,847	93,290
Under Armour, Inc., Class A (I)(L)	19,282	1,195,484
Unifi, Inc. (I)	2,625	49,298
Vera Bradley, Inc. (I)(L)	3,644	85,634
VF Corp.	15,454	2,841,372
Wolverine World Wide, Inc. (L)	8,530	446,546
Yue Yuen Industrial Holdings, Ltd.	51,000	147,338

		36,528,636

		476,841,069
Consumer Staples - 9.1%
Beverages - 1.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	73,934	1,061,816
Anheuser-Busch InBev NV	28,366	2,614,771
Arca Continental SAB de CV	13,100	103,646
Asahi Group Holdings, Ltd.	22,600	542,265
Beam, Inc.	28,091	1,821,420
Brown-Forman Corp., Class B (L)	26,551	1,827,240
Carlsberg A/S	5,755	547,464
Central European Distribution Corp. (I)(L)	12,845	239
Cia de Bebidas das Americas	10,100	379,375
Coca-Cola Amatil, Ltd.	29,753	365,841
Coca-Cola Bottling Company Consolidated	830	49,626
Coca-Cola Enterprises, Inc.	45,671	1,697,134
Coca-Cola Femsa SAB de CV, Series L	16,000	234,135
Coca-Cola Icecek AS	22,815	694,898
Coca-Cola West Company, Ltd.	5,000	88,843
Constellation Brands, Inc., Class A (I)	26,704	1,415,579
Diageo PLC	180,734	5,350,560
Dr. Pepper Snapple Group, Inc.	35,743	1,643,463
Fomento Economico Mexicano SAB de CV	70,600	767,977
Grupo Modelo SAB de CV	23,600	213,149
Heineken Holding NV	4,083	240,992
Heineken NV	8,416	583,682
Kirin Holdings Company, Ltd.	50,000	810,099
Molson Coors Brewing Company, Class B	27,323	1,350,029
Monster Beverage Corp. (I)	25,091	1,369,718
PepsiCo, Inc.	270,297	21,831,889
Pernod-Ricard SA	13,056	1,567,844
Remy Cointreau SA	1,554	179,763
SABMiller PLC	69,248	3,483,143
The Boston Beer Company, Inc., Class A (I)	1,389	212,295
The Coca-Cola Company	671,530	26,854,485
Treasury Wine Estates, Ltd.	34,794	201,089
Tsingtao Brewery Company, Ltd., H Shares	28,000	194,812

		80,299,281
Food & Staples Retailing - 2.0%
Aeon Company, Ltd.	33,200	387,214
Alimentation Couche Tard, Inc.	4,220	236,084
BIM Birlesik Magazalar AS	37,230	1,754,028
Carrefour SA (L)	36,106	1,051,520
Casey’s General Stores, Inc. (L)	6,690	406,484
Casino Guichard Perrachon SA	3,393	353,885
China Resources Enterprises, Ltd.	108,855	354,710
Colruyt SA	2,591	131,741
Controladora Comercial Mexicana SAB de CV	12,400	46,269
Costco Wholesale Corp.	76,331	8,371,221
CP ALL PCL	308,700	438,451

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
CVS Caremark Corp.	215,718	$12,421,042
Delhaize Group SA (L)	3,502	220,975
Distribuidora Internacional
de Alimentacion SA	17,220	133,960
E-Mart Company, Ltd.	1,145	200,947
Empire Company, Ltd.	865	56,068
FamilyMart Company, Ltd.	3,300	132,863
George Weston, Ltd.	1,459	117,325
Harris Teeter Supermarkets, Inc. (L)	19,941	937,227
Ingles Markets, Inc., Class A	2,723	59,960
J Sainsbury PLC	86,523	491,290
Jeronimo Martins SGPS SA	26,056	554,093
Kesko OYJ, B Shares	4,605	138,647
Koninklijke Ahold NV	34,884	563,599
Lawson, Inc.	3,400	246,792
Loblaw Companies, Ltd.	3,358	160,977
Magnit OJSC, GDR (I)	10,418	560,595
Massmart Holdings, Ltd.	4,816	93,832
Metcash, Ltd.	42,852	157,809
Metro AG	8,881	301,979
Metro, Inc.	2,917	195,292
Nash Finch Company	2,545	55,303
Natural Grocers by
Vitamin Cottage, Inc. (I)(L)	1,368	38,783
Olam International, Ltd.	115,789	159,854
Pick’n Pay Stores, Ltd.	10,668	43,015
President Chain Store Corp.	34,000	208,930
Pricesmart, Inc. (L)	3,182	268,656
Raia Drogasil SA	14,700	155,593
Rite Aid Corp. (I)	116,207	341,649
Roundy’s, Inc.	3,992	30,299
Safeway, Inc. (L)	42,163	970,171
Seven & I Holdings Company, Ltd.	41,800	1,419,363
Shoppers Drug Mart Corp.	6,126	267,553
Shoprite Holdings, Ltd.	18,090	316,432
Siam Makro PCL	6,300	161,480
Spartan Stores, Inc.	3,947	70,138
Sun Art Retail Group, Ltd.	219,000	307,821
SUPERVALU, Inc. (L)	90,506	584,669
Susser Holdings Corp. (I)(L)	1,965	93,023
Sysco Corp. (L)	102,662	3,469,976
Tesco PLC	573,241	3,163,446
The Andersons, Inc. (L)	3,307	168,459
The Chefs’ Warehouse, Inc. (I)	2,358	44,519
The Kroger Company	90,797	3,057,135
The Pantry, Inc. (I)	4,207	52,630
The Spar Group, Ltd.	7,279	87,429
United Natural Foods, Inc. (I)	20,861	1,103,964
Village Super Market, Inc., Class A	1,559	58,307
Wal-Mart de Mexico SAB de CV	187,000	551,711
Wal-Mart Stores, Inc.	293,061	21,932,685
Walgreen Company	150,687	7,196,811
Weis Markets, Inc. (L)	1,874	76,665
Wesfarmers, Ltd.	49,207	1,841,166
Whole Foods Market, Inc.	60,384	3,131,514
WM Morrison Supermarkets PLC	158,351	655,439
Woolworths, Ltd.	60,128	1,887,377
Wumart Stores, Inc., H Shares	47,000	97,609

		85,346,453
Food Products - 2.1%
Ajinomoto Company, Inc.	37,000	508,425
Alico, Inc.	749	34,566
Annie’s, Inc. (I)	875	34,046

217

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Archer-Daniels-Midland Company	115,376	$3,718,568
Aryzta AG (I)	5,620	321,719
Associated British Foods PLC	26,709	729,161
Astra Agro Lestari Tbk PT	17,220	34,207
B&G Foods, Inc.	9,255	266,359
Barry Callebaut AG (I)	138	128,568
Boulder Brands, Inc. (I)(L)	10,609	111,288
BRF - Brasil Foods SA	48,000	1,109,347
Cal-Maine Foods, Inc.	2,650	118,561
Calavo Growers, Inc.	2,167	64,382
Calbee, Inc.	1,100	105,621
Campbell Soup Company (L)	31,386	1,343,635
Charoen Pokphand Foods PCL	228,300	218,685
Charoen Pokphand Indonesia Tbk PT	248,103	124,563
China Agri-Industries Holdings, Ltd.	203,784	100,414
China Foods, Ltd. (L)	92,000	45,748
China Mengniu Dairy Company, Ltd.	115,498	402,067
Chiquita Brands International, Inc. (I)	7,952	80,315
CJ CheilJedang Corp.	455	119,272
ConAgra Foods, Inc.	72,499	2,442,491
Danone SA	35,265	2,590,490
Darling International, Inc. (I)	20,772	407,339
DE Master Blenders 1753 NV (I)	18,594	292,427
Dean Foods Company (I)	47,341	496,607
Diamond Foods, Inc. (I)	3,897	60,442
Dole Food Company, Inc. (I)(L)	6,409	60,693
Farmer Brothers Company (I)	1,482	20,822
Felda Global Ventures Holdings BHD	117,100	167,036
Flowers Foods, Inc.	28,552	952,780
Fresh Del Monte Produce, Inc.	6,637	177,672
General Mills, Inc.	113,279	5,333,175
Genting Plantations BHD	28,100	81,234
Golden Agri-Resources, Ltd.	570,240	258,436
Green Mountain Coffee Roasters, Inc. (I)(L)	30,674	2,243,190
Grupo Bimbo SAB de CV	64,200	190,416
H.J. Heinz Company	56,176	4,064,895
Hillshire Brands Company	30,527	1,057,455
Hormel Foods Corp. (L)	23,641	941,385
Indofood Sukses Makmur Tbk PT	157,017	117,499
Ingredion, Inc.	19,158	1,305,043
IOI Corp. BHD	292,100	477,080
J&J Snack Foods Corp.	2,644	200,680
JBS SA	31,300	99,667
John B. Sanfilippo & Son, Inc.	1,478	28,629
Kellogg Company	43,742	2,714,191
Kerry Group PLC	11,159	632,985
Kerry Group PLC (London Exchange)	2,564	144,660
Kikkoman Corp.	11,000	179,102
Kraft Foods Group, Inc.	103,810	5,723,045
Kuala Lumpur Kepong BHD	46,500	315,413
Lancaster Colony Corp.	8,055	664,296
Limoneira Company (L)	1,984	38,549
Lindt & Spruengli AG - PC	54	199,121
Lindt & Spruengli AG - REG	7	297,945
Lotte Confectionery Company, Ltd.	44	67,939
McCormick & Company, Inc., Non-
Voting Shares	23,238	1,605,281
Mead Johnson Nutrition Company	35,477	2,876,120
MEIJI Holdings Company, Ltd.	4,000	175,818
Mondelez International, Inc., Class A	311,540	9,177,968
Nestle SA	189,999	12,537,440
Nippon Meat Packers, Inc.	11,000	154,519
Nisshin Seifun Group, Inc.	13,000	145,926

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
Nissin Food Products Company, Ltd.	4,000	$153,645
Omega Protein Corp. (I)	3,822	41,736
Orion Corp.	208	199,173
Pilgrim’s Pride Corp. (I)	10,719	128,199
Post Holdings, Inc. (I)	12,763	538,471
PPB Group BHD	43,700	190,274
Sanderson Farms, Inc.	4,103	282,779
Saputo, Inc.	4,332	211,763
Seaboard Corp.	48	132,253
Seneca Foods Corp., Class A (I)	1,682	53,740
Smithfield Foods, Inc. (I)	31,074	1,023,578
Snyders-Lance, Inc.	7,884	204,353
Standard Foods Corp.	21,920	70,748
Suedzucker AG	6,119	208,043
Tate & Lyle PLC	35,338	437,541
The Hain Celestial Group, Inc. (I)(L)	6,453	429,899
The Hershey Company	26,301	2,343,682
The J.M. Smucker Company (L)	18,877	1,905,822
Tiger Brands, Ltd.	7,309	223,312
Tingyi Cayman Islands Holding Corp.	184,000	470,327
Tootsie Roll Industries, Inc. (L)	9,611	301,978
Toyo Suisan Kaisha, Ltd.	6,000	192,912
TreeHouse Foods, Inc. (I)	6,314	413,441
Tyson Foods, Inc., Class A	49,294	1,232,350
Uni-President China Holdings, Ltd.	107,000	118,716
Uni-President Enterprises Corp.	253,710	500,213
Unilever NV	57,467	2,330,137
Unilever PLC	92,787	3,900,244
Universal Robina Corp.	75,546	222,640
Want Want China Holdings, Ltd.	553,000	813,409
WhiteWave Foods Company, Class A (I)(L)	36,079	629,218
Wilmar International, Ltd.	144,000	369,619
Yakult Honsha Company, Ltd. (L)	5,900	250,227
Yamazaki Baking Company, Ltd.	8,000	92,536

		92,054,396
Household Products - 1.5%
Central Garden & Pet Company, Class A (I)	6,734	51,111
Church & Dwight Company, Inc.	34,281	2,084,628
Colgate-Palmolive Company	154,064	8,911,062
Energizer Holdings, Inc.	15,413	1,475,178
Harbinger Group, Inc. (I)	7,194	62,012
Henkel AG & Company, KGaA	9,229	756,181
Kimberly-Clark Corp.	67,915	6,576,209
Kimberly-Clark de Mexico SAB de CV	58,000	199,260
LG Household & Health Care, Ltd.	533	293,423
Oil-Dri Corp. of America	782	21,294
Orchids Paper Products Company	1,090	27,272
Reckitt Benckiser Group PLC	46,853	3,342,718
Spectrum Brands Holdings, Inc.	3,933	237,121
Svenska Cellulosa AB, B Shares	25,871	642,719
The Clorox Company	22,928	1,904,858
The Procter & Gamble Company	478,614	36,738,411
Unicharm Corp.	6,900	385,896
Unilever Indonesia Tbk PT	52,945	163,841
WD-40 Company	2,831	153,553

		64,026,747
Personal Products - 0.3%
Amorepacific Corp.	185	150,647
AMOREPACIFIC Group	183	62,997
Avon Products, Inc.	75,741	1,785,215
Beiersdorf AG	7,505	677,929
Elizabeth Arden, Inc. (I)	4,427	208,512

218

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Personal Products (continued)
Hengan International Group Company, Ltd.	69,000	$762,780
Hypermarcas SA	25,900	204,365
Inter Parfums, Inc.	2,904	87,062
Kao Corp.	30,000	931,806
L’Oreal SA	14,903	2,498,329
Medifast, Inc. (I)(L)	2,266	65,283
Natura Cosmeticos SA	13,100	309,120
Nature’s Sunshine Products, Inc. (L)	2,482	38,173
Nutraceutical International Corp.	1,902	37,584
Prestige Brands Holdings, Inc. (I)	8,873	260,777
Revlon, Inc., Class A (I)	2,017	40,138
Shiseido Company, Ltd.	21,600	306,954
Star Scientific, Inc. (I)(L)	25,522	38,028
The Estee Lauder Companies, Inc., Class A	42,005	2,847,099
The Female Health Company	3,805	35,425
USANA Health Sciences, Inc. (I)	970	67,987

		11,416,210
Tobacco - 1.3%
Alliance One International, Inc. (I)(L)	15,749	57,326
Altria Group, Inc.	352,073	12,709,835
British American Tobacco Malaysia BHD	10,398	213,820
British American Tobacco PLC	138,872	7,627,019
Gudang Garam Tbk PT	16,982	92,540
Imperial Tobacco Group PLC	71,277	2,552,534
Japan Tobacco, Inc.	50,300	1,703,642
KT&G Corp.	6,125	430,018
Lorillard, Inc.	66,696	2,830,578
Philip Morris International, Inc.	288,666	26,242,626
Reynolds American, Inc.	56,304	2,708,785
Souza Cruz SA	28,500	383,894
Swedish Match AB	9,420	324,270
Universal Corp. (L)	9,787	573,812
Vector Group, Ltd. (L)	9,773	156,857

		58,607,556

		391,750,643
Energy - 9.1%
Energy Equipment & Services - 1.5%
AMEC PLC	21,632	335,600
Atwood Oceanics, Inc. (I)	14,180	744,592
Baker Hughes, Inc.	77,355	3,518,105
Basic Energy Services, Inc. (I)(L)	5,430	72,491
Bolt Technology Corp.	2,141	34,898
Bristow Group, Inc.	6,274	394,321
Bumi Armada BHD	104,500	133,465
C&J Energy Services, Inc. (I)(L)	7,963	148,112
Cal Dive International, Inc. (I)(L)	17,447	36,115
Cameron International Corp. (I)	43,396	2,641,515
CARBO Ceramics, Inc. (L)	4,886	321,987
CCG (I)	9,072	221,892
China Oilfield Services, Ltd., H Shares	138,000	288,907
Dawson Geophysical Company (I)	1,429	51,315
Diamond Offshore Drilling, Inc. (L)	12,289	845,606
Dresser-Rand Group, Inc. (I)	18,833	1,141,280
Dril-Quip, Inc. (I)(L)	16,085	1,454,888
Ensco PLC, Class A	40,688	2,448,197
Exterran Holdings, Inc. (I)	11,298	326,738
FMC Technologies, Inc. (I)	41,617	2,316,402
Forum Energy Technologies, Inc. (I)(L)	4,223	125,381
Fugro NV (L)	2,431	143,800
Geospace Technologies Corp. (I)	2,243	194,827
Gulf Island Fabrication, Inc.	2,587	53,370

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Gulfmark Offshore, Inc., Class A	4,759	$218,248
Halliburton Company	163,215	6,830,548
Helix Energy Solutions Group, Inc. (I)	43,002	1,026,028
Helmerich & Payne, Inc. (L)	18,588	1,147,623
Hercules Offshore, Inc. (I)	27,946	193,107
Hornbeck Offshore Services, Inc. (I)	6,210	323,044
ION Geophysical Corp. (I)(L)	23,394	149,488
Key Energy Services, Inc. (I)	26,723	173,165
Lufkin Industries, Inc.	5,919	522,411
Matrix Service Company (I)	4,649	76,662
Mitcham Industries, Inc. (I)	2,340	36,527
Nabors Industries, Ltd.	51,337	821,905
National Oilwell Varco, Inc.	74,726	5,253,238
Natural Gas Services Group, Inc. (I)	2,306	51,839
Newpark Resources, Inc. (I)	16,115	179,682
Noble Corp.	44,242	1,714,378
Nuverra Environmental Solutions, Inc. (I)(L)	24,858	94,460
Oceaneering International, Inc.	26,861	1,946,885
Oil States International, Inc. (I)	13,668	1,346,298
Parker Drilling Company (I)	21,245	94,753
Patterson-UTI Energy, Inc. (L)	36,276	762,159
Petrofac, Ltd.	18,472	377,690
PHI, Inc. (I)	2,267	79,390
Pioneer Energy Services Corp. (I)	10,760	75,105
RigNet, Inc. (I)	2,214	55,217
Rowan Companies PLC, Class A (I)	22,022	732,011
Saipem SpA	21,713	576,251
Sapurakencana Petroleum BHD (I)	189,889	275,669
Schlumberger, Ltd.	232,684	16,992,913
Superior Energy Services, Inc. (I)	39,658	1,058,075
Technip SA	6,101	673,904
Tenaris SA	38,770	816,552
Tesco Corp. (I)	5,323	67,921
TETRA Technologies, Inc. (I)	13,750	143,138
TGC Industries, Inc.	3,507	29,564
Tidewater, Inc. (L)	12,307	677,993
Transocean, Ltd.	20,892	1,062,955
Unit Corp. (I)	10,856	490,366
Vantage Drilling Company (I)(L)	33,318	63,971
Willbros Group, Inc. (I)	7,102	47,796
WorleyParsons, Ltd.	10,005	195,604

		65,448,337
Oil, Gas & Consumable Fuels - 7.6%
Abraxas Petroleum Corp. (I)	15,253	35,539
Adams Resources & Energy, Inc.	477	29,879
Adaro Energy Tbk PT	441,245	41,689
Alon USA Energy, Inc.	1,916	35,082
Alpha Natural Resources, Inc. (I)(L)	54,884	366,625
Amyris, Inc. (I)(L)	5,903	17,650
Anadarko Petroleum Corp.	87,703	7,671,381
Apache Corp.	68,632	5,636,746
Apco Oil and Gas International, Inc. (I)	1,882	23,111
Approach Resources, Inc. (I)(L)	5,948	149,830
ARC Resources, Ltd. (L)	9,325	258,141
Arch Coal, Inc. (L)	90,190	465,380
Athabasca Oil Corp. (I)	11,038	78,147
Banpu PCL	7,050	69,627
Banpu PCL (Bankok Exchange)	2,500	24,636
Baytex Energy Corp. (L)	4,107	155,921
Berry Petroleum Company, Class A	9,196	398,279
BG Group PLC	242,806	4,419,034
Bill Barrett Corp. (I)(L)	20,457	461,714
Bonanza Creek Energy, Inc. (I)	1,694	62,932

219

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Bonavista Energy Corp.	6,042	$95,052
BP PLC, ADR	1,358,069	9,720,824
BPZ Resources, Inc. (I)(L)	18,401	35,514
Bumi Resources Tbk PT	468,139	31,293
Cabot Oil & Gas Corp.	36,864	2,593,751
Callon Petroleum Company (I)	7,298	27,149
Caltex Australia, Ltd.	6,491	138,324
Cameco Corp. (L)	11,795	256,435
Canadian Natural Resources, Ltd.	33,825	1,008,143
Canadian Oil Sands, Ltd.	15,244	295,102
Carrizo Oil & Gas, Inc. (I)(L)	7,017	180,056
Cenovus Energy, Inc.	22,585	676,188
Chesapeake Energy Corp. (L)	91,227	1,992,398
Chevron Corp.	340,368	41,780,172
China Coal Energy Company, Ltd., H Shares	371,295	241,575
China Petroleum & Chemical Corp., H Shares	1,792,030	1,834,082
China Shenhua Energy Company, Ltd.,
H Shares	309,500	1,000,919
Cimarex Energy Company	21,441	1,503,872
Clayton Williams Energy, Inc. (I)(L)	1,087	47,426
Clean Energy Fuels Corp. (I)(L)	11,697	155,219
Cloud Peak Energy, Inc. (I)(L)	10,732	206,054
CNOOC, Ltd.	1,643,716	2,885,998
Comstock Resources, Inc.	8,512	137,299
ConocoPhillips	213,922	13,121,975
CONSOL Energy, Inc.	39,931	1,384,807
Contango Oil & Gas Company	2,373	83,008
Cosan SA Industria e Comercio	8,600	187,957
Cosmo Oil Company, Ltd. (I)	30,000	53,877
Crescent Point Energy Corp. (L)	11,775	426,365
Crosstex Energy, Inc.	7,112	135,484
CVR Energy, Inc.	2,878	180,767
Delek US Holdings, Inc.	2,909	104,811
Denbury Resources, Inc. (I)	65,147	1,195,447
Devon Energy Corp.	66,155	3,760,912
Diamondback Energy, Inc. (I)	2,496	84,290
Emerald Oil, Inc. (I)	3,490	21,324
Enbridge, Inc. (L)	22,774	987,844
EnCana Corp. (L)	23,301	444,332
Endeavour International Corp. (I)(L)	8,277	26,983
Energen Corp.	17,962	973,361
Energy XXI Bermuda, Ltd.	13,856	353,744
Enerplus Corp. (L)	6,712	104,686
Eni SpA	206,911	4,678,768
EOG Resources, Inc.	47,609	6,146,322
EPL Oil & Gas, Inc. (I)	4,886	148,779
EQT Corp.	26,367	2,106,196
Evolution Petroleum Corp. (I)	3,389	35,957
Exxaro Resources, Ltd.	4,954	77,893
Exxon Mobil Corp.	784,991	71,018,136
Forest Oil Corp. (I)(L)	50,605	230,253
Formosa Petrochemical Corp.	66,000	172,187
Frontline, Ltd. (I)(L)	9,182	17,079
FX Energy, Inc. (I)(L)	9,693	39,644
Galp Energia SGPS SA	31,784	516,435
GasLog, Ltd. (L)	4,187	56,064
Gastar Exploration, Ltd. (I)	11,430	28,346
Gazprom OAO, (London Exchange), ADR (I)	106,469	800,955
Gazprom OAO, ADR (I)	152,600	1,155,182
Gevo, Inc. (I)(L)	6,449	11,544
Goodrich Petroleum Corp. (I)(L)	4,596	57,726
Green Plains Renewable Energy, Inc. (I)	4,472	70,971
GS Holdings Corp.	2,745	133,284

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (I)	13,398	$638,951
Halcon Resources Corp. (I)(L)	19,651	103,757
Harvest Natural Resources, Inc. (I)(L)	6,893	19,990
Hess Corp.	52,054	3,508,960
HollyFrontier Corp.	50,529	2,501,186
Husky Energy, Inc.	9,901	279,721
Idemitsu Kosan Company, Ltd.	1,300	105,737
Imperial Oil, Ltd.	8,689	339,347
Indo Tambangraya Megah Tbk PT	11,828	36,098
Inner Mongolia Yitai Coal Co.	54,000	275,229
Inpex Corp.	124	523,877
IRPC PCL	650,100	79,451
IRPC PCL (Bangkok Exchange)	224,100	27,255
Japan Petroleum Exploration Company, Ltd.	1,800	76,112
JX Holdings, Inc.	122,900	599,693
Kinder Morgan, Inc.	110,707	4,204,652
KiOR, Inc., Class A (I)(L)	4,982	23,067
Knightsbridge Tankers, Ltd.	4,668	32,863
Kodiak Oil & Gas Corp. (I)	46,299	406,505
Kunlun Energy Company, Ltd.	302,000	575,352
LUKOIL OAO, ADR	16,000	936,800
LUKOIL OAO, ADR (London Exchange)	9,289	547,284
Lundin Petroleum AB (I)	9,837	203,396
Magnum Hunter Resources Corp. (I)(L)	26,235	89,986
Marathon Oil Corp.	123,983	4,263,775
Marathon Petroleum Corp.	57,975	4,782,938
Matador Resources Company (I)	2,658	26,527
McMoRan Exploration Company (I)	17,781	295,698
MEG Energy Corp. (I)	4,873	138,094
Midstates Petroleum Company, Inc. (I)	4,385	29,950
Miller Energy Resources, Inc. (I)	6,005	24,200
Murphy Oil Corp. (L)	31,708	2,007,751
Neste Oil OYJ	9,756	140,923
Newfield Exploration Company (I)	23,224	552,499
Noble Energy, Inc.	62,914	3,626,992
Nordic American Tankers, Ltd. (L)	9,247	77,490
Northern Oil and Gas, Inc. (I)	11,319	149,071
NovaTek OAO, GDR	4,719	524,426
NovaTek OAO, GDR (London Exchange)	986	110,629
Oasis Petroleum, Inc. (I)	14,031	521,392
Occidental Petroleum Corp.	141,125	12,993,379
OGX Petroleo e Gas Participacoes SA (I)	97,300	64,055
OMV AG (L)	10,314	472,489
Origin Energy, Ltd.	53,050	675,274
Pacific Rubiales Energy Corp.	9,646	203,759
Panhandle Oil and Gas, Inc., Class A	1,032	30,134
PDC Energy, Inc. (I)(L)	5,262	269,362
Peabody Energy Corp.	47,230	929,014
Pembina Pipeline Corp. (L)	8,219	257,015
Pengrowth Energy Trust (L)	17,702	90,324
Penn Virginia Corp. (L)	9,684	45,127
Penn West Petroleum, Ltd. (L)	15,089	154,274
PetroChina Company, Ltd., H Shares	1,929,739	2,239,990
Petroleo Brasileiro SA	214,600	1,894,708
Petronas Dagangan BHD	21,000	167,918
Petroquest Energy, Inc. (I)	9,968	45,653
Phillips 66	108,891	7,248,874
Pioneer Natural Resources Company	23,188	3,215,712
PTT Exploration & Production PCL	99,856	501,341
PTT PCL	58,943	634,696
QEP Resources, Inc.	31,355	889,228
Quicksilver Resources, Inc. (I)(L)	20,347	45,170
Range Resources Corp.	28,523	2,144,359

220

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Reliance Industries, Ltd., GDR (S)	14,767	$423,370
Reliance Industries, Ltd., GDR
(London Exchange) (S)	125,775	3,586,944
Renewable Energy Group, Inc. (I)	1,665	22,527
Rentech, Inc.	40,456	89,003
Repsol SA	22,945	513,909
Resolute Energy Corp. (I)	8,493	71,511
REX American Resources Corp. (I)	1,100	30,712
Rex Energy Corp. (I)	7,664	127,299
Rosetta Resources, Inc. (I)	22,372	1,048,352
Rosneft OAO	17,836	118,470
Rosneft OAO, GDR	48,482	317,219
Royal Dutch Shell PLC, B Shares	189,111	6,533,516
Royal Dutch Shell PLC, Class A	263,913	8,764,560
S-Oil Corp.	2,439	187,133
Sanchez Energy Corp. (I)(L)	2,018	44,134
Santos, Ltd.	48,458	598,976
Sasol, Ltd.	22,575	1,008,699
Scorpio Tankers, Inc.	19,155	181,781
SemGroup Corp., Class A	7,275	380,628
Ship Finance International, Ltd.	8,397	142,581
Showa Shell Sekiyu KK	10,100	79,509
SK Innovation Company, Ltd.	3,262	424,966
SM Energy Company	16,449	997,467
Solazyme, Inc. (I)(L)	5,754	70,889
Southwestern Energy Company (I)	61,494	2,317,709
Spectra Energy Corp.	117,064	3,578,646
Stone Energy Corp. (I)	8,786	197,773
Suncor Energy, Inc.	45,932	1,393,356
Surgutneftegas OAO, ADR	38,994	291,285
Surgutneftegas OAO, ADR (London Exchange)	9,933	74,261
Surgutneftegas OAO, Class B, ADR	2,000	11,780
Swift Energy Company (I)(L)	7,651	103,748
Synergy Resources Corp. (I)	7,034	47,620
Talisman Energy, Inc.	31,890	373,114
Tambang Batubara Bukit Asam Persero
Tbk PT	26,090	32,422
Targa Resources Corp.	5,047	325,128
Tatneft OAO, ADR	12,263	423,945
Teekay Tankers, Ltd., Class A (L)	11,281	31,700
Tesoro Corp.	24,119	1,486,936
Thai Oil PCL	54,885	116,024
The Williams Companies, Inc.	119,412	4,200,914
TonenGeneral Sekiyu KK	14,000	137,949
Total SA	127,674	6,332,397
Tourmaline Oil Corp. (I)	4,366	177,714
TransCanada Corp. (L)	20,821	955,145
Triangle Petroleum Corp. (I)(L)	7,855	42,417
Tullow Oil PLC	65,390	1,023,726
Tupras Turkiye Petrol Rafinerileri AS	43,799	1,170,388
Ultrapar Participacoes SA	23,600	590,606
Uranium Energy Corp. (I)(L)	15,582	33,345
Vaalco Energy, Inc. (I)	10,714	65,570
Valero Energy Corp.	96,878	3,936,153
Vermilion Energy, Inc. (L)	3,377	170,161
W&T Offshore, Inc. (L)	6,223	91,727
Warren Resources, Inc. (I)	13,838	40,545
Western Refining, Inc. (L)	9,973	332,799
Westmoreland Coal Company (I)	2,536	30,432
Whitehaven Coal, Ltd. (L)	22,917	49,384
Woodside Petroleum, Ltd.	32,855	1,119,629
World Fuel Services Corp.	17,943	730,818
WPX Energy, Inc. (I)	35,726	688,083

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Yanzhou Coal Mining Company, Ltd.,
H Shares	173,210	$176,084

		325,662,950

		391,111,287
Financials - 18.7%
Capital Markets - 2.0%
3i Group PLC	72,023	367,851
Aberdeen Asset Management PLC	66,588	465,153
Affiliated Managers Group, Inc. (I)	13,098	2,148,072
Ameriprise Financial, Inc.	35,680	2,908,634
Apollo Investment Corp.	85,543	709,151
Arlington Asset Investment Corp., Class A	2,568	70,004
BGC Partners, Inc., Class A	17,459	96,199
BlackRock Kelso Capital Corp.	12,864	128,125
BlackRock, Inc.	22,031	6,151,055
Calamos Asset Management, Inc., Class A	3,775	39,713
Capital Securities Corp.	138,000	46,569
Capital Southwest Corp.	520	71,703
CETIP SA - Mercados Organizados	15,700	169,549
China Everbright, Ltd.	81,784	133,078
CI Financial Corp. (L)	5,305	154,430
CITIC Securities Company, Ltd., H Shares	96,000	211,205
Cohen & Steers, Inc. (L)	3,230	121,900
Cowen Group, Inc., Class A (I)	16,523	51,056
Credit Suisse Group AG (I)	75,993	2,253,821
Daewoo Securities Company, Ltd.	9,133	88,705
Daiwa Securities Group, Inc.	95,000	781,954
Deutsche Bank AG (L)	63,336	2,962,363
Diamond Hill Investment Group, Inc.	528	43,185
E*TRADE Financial Corp. (I)	44,217	514,244
Eaton Vance Corp. (L)	28,876	1,198,643
Evercore Partners, Inc., Class A	5,003	198,719
FBR & Company (I)	1,979	47,892
Federated Investors, Inc., Class B (L)	23,296	644,600
Fidus Investment Corp.	2,915	55,443
Fifth Street Finance Corp.	18,545	194,723
Financial Engines, Inc. (L)	8,158	351,773
Franklin Resources, Inc.	24,199	3,746,247
FXCM, Inc., Class A (L)	4,326	60,002
GAMCO Investors, Inc., Class A (L)	1,133	60,446
GFI Group, Inc.	12,802	52,104
Gladstone Capital Corp. (L)	4,831	40,629
Gladstone Investment Corp.	5,884	42,777
Golub Capital BDC, Inc.	3,476	60,865
Greenhill & Company, Inc. (L)	11,441	569,876
GSV Capital Corp. (I)(L)	3,617	29,442
Hargreaves Lansdown PLC	17,820	258,287
Harris & Harris Group, Inc. (I)	6,511	22,789
Hercules Technology Growth Capital, Inc.	10,598	142,013
HFF, Inc., Class A	5,880	110,603
Horizon Technology Finance Corp.	1,591	22,306
Hyundai Securities Company, Ltd.	6,848	46,839
ICAP PLC	40,856	226,747
ICG Group, Inc. (I)	6,775	75,270
IGM Financial, Inc. (L)	3,475	162,898
INTL. FCStone, Inc. (I)(L)	2,549	45,245
Invesco, Ltd.	77,212	2,605,133
Investec PLC	40,822	284,851
Investec, Ltd.	11,729	83,465
Investment Technology Group, Inc. (I)	6,983	96,435
Janus Capital Group, Inc. (L)	47,279	414,637
Julius Baer Group, Ltd. (I)	12,904	505,579

221

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
KCAP Financial, Inc. (L)	4,869	$53,608
Knight Capital Group, Inc., Class A (I)	32,041	116,309
Korea Investment Holdings Company, Ltd.	2,240	88,265
Ladenburg Thalmann
Financial Services, Inc. (I)	20,375	32,193
Legg Mason, Inc. (L)	20,133	705,460
Macquarie Group, Ltd.	16,141	653,215
Main Street Capital Corp.	5,384	156,136
Manning & Napier, Inc.	2,559	50,899
MCG Capital Corp.	13,341	66,038
Medallion Financial Corp.	4,014	59,648
Mediobanca SpA	43,532	286,998
Medley Capital Corp.	5,087	74,016
Mirae Asset Securities Company, Ltd.	1,374	57,124
Morgan Stanley	240,509	6,229,183
MVC Capital, Inc.	4,280	54,442
New Mountain Finance Corp.	4,498	68,505
NGP Capital Resources Company	5,056	34,381
Nomura Holdings, Inc.	202,800	1,567,544
Northern Trust Corp.	38,136	2,217,608
Oppenheimer Holdings, Inc., Class A	2,080	41,309
Partners Group Holding AG	1,126	286,109
PennantPark Investment Corp.	11,617	129,413
Piper Jaffray Companies (I)	2,660	94,989
Prospect Capital Corp.	34,619	359,691
Ratos AB	8,212	70,628
Raymond James Financial, Inc.	28,070	1,234,238
Safeguard Scientifics, Inc. (I)(L)	3,714	58,607
Samsung Securities Company, Ltd.	3,445	154,272
SBI Holdings, Inc.	13,064	163,056
Schroders PLC	8,424	299,007
SEI Investments Company	33,460	1,024,211
Solar Capital, Ltd.	7,881	181,263
Solar Senior Capital, Ltd.	2,730	50,560
State Street Corp.	80,236	5,310,018
Stellus Capital Investment Corp. (L)	1,590	23,930
Stifel Financial Corp. (I)(L)	10,687	384,625
SWS Group, Inc. (I)	5,962	35,712
T. Rowe Price Group, Inc.	45,372	3,441,920
The Bank of New York Mellon Corp.	203,848	6,127,671
The Charles Schwab Corp.	192,536	3,823,765
The Goldman Sachs Group, Inc.	76,657	12,424,567
THL Credit, Inc.	2,666	40,443
TICC Capital Corp.	9,409	92,302
Triangle Capital Corp.	4,735	134,569
UBS AG (I)	214,668	3,733,720
Virtus Investment Partners, Inc. (I)	1,056	244,844
Waddell & Reed Financial, Inc., Class A	21,277	979,593
Walter Investment Management Corp. (I)	6,273	228,400
Westwood Holdings Group, Inc.	997	42,612
WisdomTree Investments, Inc. (I)	10,417	129,587
Woori Investment & Securities Company, Ltd.	7,490	81,588
Yuanta Financial Holdings Company, Ltd.	513,000	281,854

		87,425,642
Commercial Banks - 5.8%
1st Source Corp.	2,432	58,879
1st United Bancorp, Inc.	4,680	29,952
ABSA Group, Ltd.	10,904	160,841
Agricultural Bank of China, Ltd., H Shares	1,953,000	905,921
Akbank TAS	628,182	2,975,846
Alliance Financial Group BHD	71,840	115,215
American National Bankshares, Inc.	1,283	27,828
Ameris Bancorp (I)	4,375	72,275

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Aozora Bank, Ltd.	61,000	$176,632
Arrow Financial Corp. (L)	1,818	44,777
Associated Banc-Corp. (L)	41,710	642,751
Asya Katilim Bankasi AS (I)	177,136	181,810
Australia & New Zealand Banking Group, Ltd.	131,594	3,432,165
Axis Bank, Ltd., GDR	1,714	44,633
Axis Bank, Ltd., GDR	82,552	2,116,657
Banca Monte dei Paschi di Siena SpA (I)(L)	521,422	161,497
Bancfirst Corp.	1,122	48,089
Banco Bilbao Vizcaya Argentaria SA	149,764	1,404,092
Banco Bradesco SA	45,320	755,192
Banco de Sabadell SA (L)	74,597	138,621
Banco do Brasil SA	40,800	479,283
Banco Espirito Santo SA (I)	232,118	224,213
Banco Latinoamericano de
Comercio Exterior SA	5,078	116,439
Banco Popolare SC (I)	141,892	210,277
Banco Popular Espanol SA (I)	145,829	118,831
Banco Santander Brasil SA	54,100	381,918
Banco Santander SA	289,249	2,077,880
BancorpSouth, Inc. (L)	37,254	639,279
Bangkok Bank PCL	22,800	154,441
Bangkok Bank PCL (Foreign Shares)	35,748	241,934
Bank Central Asia Tbk PT	372,830	392,430
Bank Danamon Indonesia Tbk PT	100,601	59,100
Bank Mandiri Persero Tbk PT	283,728	281,536
Bank Negara Indonesia Persero Tbk PT	227,953	112,581
Bank of Ayudhya PCL	159,800	186,463
Bank of Ayudhya PCL	11,200	12,485
Bank of China, Ltd., H Shares	6,847,321	3,218,961
Bank of Communications Company, Ltd.,
H Shares	779,076	591,842
Bank of East Asia, Ltd.	79,293	308,747
Bank of Hawaii Corp. (L)	11,099	559,168
Bank of Kentucky Financial Corp.	1,024	26,573
Bank of Marin Bancorp, Class A	1,114	43,401
Bank of Montreal (L)	19,149	1,133,517
Bank of Nova Scotia (L)	35,112	1,999,530
Bank of the Ozarks, Inc. (L)	5,148	224,710
Bank of the Philippine Islands	54,243	131,169
Bank Pan Indonesia Tbk PT (I)	9,750	882
Bank Rakyat Indonesia Persero Tbk PT	337,177	305,619
Bankia SA (I)	287	329
Banner Corp.	3,464	111,125
Banque Cantonale Vaudoise	107	55,625
Bar Harbor Bankshares	651	23,397
Barclays PLC	829,579	3,969,449
BB&T Corp.	122,602	4,036,058
BBCN Bancorp, Inc.	14,111	181,891
BDO Unibank, Inc.	107,900	236,811
Bendigo and Adelaide Bank, Ltd.	17,897	168,002
BNP Paribas SA	60,110	3,503,737
BOC Hong Kong Holdings, Ltd.	240,000	795,720
Boston Private Financial Holdings, Inc. (L)	14,030	138,196
Bridge Bancorp, Inc.	1,360	29,118
Bridge Capital Holdings (I)	1,467	22,284
Bryn Mawr Bank Corp.	2,226	50,486
BS Financial Group, Inc.	8,985	123,769
C&F Financial Corp.	718	34,464
CaixaBank	28,592	101,704
Camden National Corp.	522	19,627
Canadian Imperial Bank of Commerce (L)	11,852	895,688
Capital Bank Financial Corp., Class A (I)	1,691	30,269

222

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Capital City Bank Group, Inc. (I)	2,430	$27,678
Cardinal Financial Corp.	5,390	81,605
Cathay General Bancorp	32,106	651,431
Centerstate Banks, Inc.	4,492	38,541
Central Pacific Financial Corp. (I)	3,850	70,609
Chang Hwa Commercial Bank	240,710	135,780
Chemical Financial Corp.	4,036	105,299
China Citic Bank Corp., Ltd., H Shares	673,200	361,981
China Construction Bank Corp., H Shares	6,590,196	5,335,322
China Development
Financial Holdings Corp. (I)	706,000	206,329
China Merchants Bank Company, Ltd.,
H Shares	353,355	706,392
China Minsheng Banking Corp., Ltd.,
H Shares	472,500	570,695
Chongqing Rural Commercial Bank, H Shares	212,000	106,857
CIMB Group Holdings BHD	402,000	1,080,830
Citizens & Northern Corp.	1,863	36,329
City Holding Company	2,985	118,266
City National Corp. (L)	11,792	740,066
CNB Financial Corp.	2,040	33,782
CoBiz Financial, Inc.	6,547	56,632
Columbia Banking System, Inc. (L)	9,129	199,377
Comerica, Inc. (L)	32,691	1,290,968
Commerce Bancshares, Inc. (L)	19,201	835,628
Commerzbank AG (I)(L)	25,539	267,540
Commonwealth Bank of Australia	78,066	4,945,225
Community Bank Systems, Inc. (L)	7,046	206,871
Community Trust Bancorp, Inc.	2,795	98,328
Credit Agricole SA (I)	59,870	561,777
CTBC Financial Holding Company, Ltd.	698,784	444,919
Cullen/Frost Bankers, Inc. (L)	15,213	978,957
CVB Financial Corp.	15,899	182,362
Danske Bank A/S (I)	34,559	676,346
DBS Group Holdings, Ltd.	129,272	1,749,587
DGB Financial Group, Inc.	6,830	102,009
E.Sun Financial Holding Company, Ltd.	230,050	141,141
Eagle Bancorp, Inc. (I)	4,051	91,195
East West Bancorp, Inc.	34,836	917,580
Enterprise Bancorp, Inc.	1,136	18,801
Enterprise Financial Services Corp.	2,811	42,924
Erste Group Bank AG (L)	15,407	488,849
Farmers National Banc Corp.	3,120	19,625
Fidelity Southern Corp. (I)	1,668	21,400
Fifth Third Bancorp	152,658	2,778,376
Financial Institutions, Inc.	2,290	44,678
First Bancorp North Carolina	2,907	41,425
First BanCorp Puerto Rico (I)	12,442	76,021
First Bancorp, Inc. Maine	1,595	25,424
First Busey Corp.	10,647	46,634
First California Financial Group, Inc. (I)	4,381	37,239
First Commonwealth Financial Corp.	17,813	128,432
First Community Bancshares, Inc.	3,818	58,148
First Connecticut Bancorp, Inc.	4,406	62,741
First Financial Bancorp	10,744	165,565
First Financial Bankshares, Inc. (L)	5,573	306,515
First Financial Corp.	2,100	64,575
First Financial Holding Company, Ltd.	366,040	220,539
First Financial Holdings, Inc.	3,129	65,928
First Horizon National Corp. (L)	42,446	487,280
First Interstate Bancsystem, Inc.	3,092	61,191
First Merchants Corp.	5,029	83,280
First Midwest Bancorp, Inc.	13,213	173,883

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
First Niagara Financial Group, Inc.	87,792	$857,728
FirstMerit Corp.	56,165	1,059,834
FNB Corp.	24,482	281,543
FNB United Corp. (I)	2,266	19,306
Fukuoka Financial Group, Inc.	39,000	158,755
Fulton Financial Corp. (L)	49,230	565,653
German American Bancorp, Inc.	866	18,931
Glacier Bancorp, Inc.	12,794	248,715
Great Southern Bancorp, Inc.	1,899	51,102
Grupo Financiero Banorte SAB
de CV, Series O	64,800	414,260
Grupo Financiero Inbursa SAB
de CV, Series O	65,600	149,083
Grupo Financiero Santander Mexico
SAB de CV	50,500	163,021
Guaranty Bancorp	2,368	25,574
Hana Financial Group, Inc.	14,741	492,846
Hancock Holding Company	34,547	986,317
Hang Seng Bank, Ltd.	49,500	795,280
Hanmi Financial Corp. (I)	5,730	90,190
HDFC Bank, Ltd., ADR (L)	108,091	4,349,582
Heartland Financial USA, Inc.	2,265	61,699
Heritage Commerce Corp. (I)	3,329	22,471
Heritage Financial Corp.	2,405	33,213
Heritage Oaks Bancorp (I)	3,316	19,631
Home BancShares, Inc.	4,043	170,210
Hometrust Bancshares, Inc. (I)	4,299	69,859
Hong Leong Bank BHD	46,100	210,327
Hong Leong Financial Group BHD	16,600	79,685
Horizon Bancorp	1,523	29,820
HSBC Holdings PLC	1,311,489	14,366,003
Hua Nan Financial Holdings Company, Ltd.	282,250	164,361
Hudson Valley Holding Corp.	3,070	54,984
Huntington Bancshares, Inc.	146,928	1,138,692
Iberiabank Corp.	5,243	270,224
ICICI Bank, Ltd., ADR	65,936	2,965,142
Independent Bank Corp. - Massachusetts (L)	4,116	135,622
Industrial & Commercial Bank of China, Ltd.,
H Shares	5,942,270	4,171,751
Industrial Bank of Korea	8,110	89,392
International Bancshares Corp.	23,050	502,029
Intesa Sanpaolo RSP	75,638	118,405
Intesa Sanpaolo SpA	819,536	1,540,914
Investors Bancorp, Inc.	8,011	158,458
Irish Bank Resolution Corp., Ltd. (I)	29,183	0
Kasikornbank PCL	29,400	188,210
Kasikornbank PCL, Foreign Shares	50,770	325,272
KB Financial Group, Inc.	20,719	671,809
KBC Groep NV	8,135	316,747
KeyCorp	162,779	1,754,758
Krung Thai Bank PCL	235,100	172,394
Krung Thai Bank PCL	109,800	80,593
Lakeland Bancorp, Inc.	6,641	65,812
Lakeland Financial Corp.	3,301	91,042
Lloyds Banking Group PLC (I)	3,017,385	2,768,844
M&T Bank Corp. (L)	21,425	2,247,483
MainSource Financial Group, Inc.	3,040	42,256
Malayan Banking BHD	349,733	1,151,516
MB Financial, Inc.	9,708	247,651
Mega Financial Holding Company, Ltd.	463,575	369,951
Mercantile Bank Corp.	1,776	29,819
Merchants Bancshares, Inc.	1,194	33,874
Metro Bancorp, Inc. (I)	2,815	54,358

223

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
MetroCorp Bancshares, Inc. (I)	2,497	$24,421
Metropolitan Bank & Trust Company	16,660	49,632
MidWestOne Financial Group, Inc.	1,091	25,857
Mitsubishi UFJ Financial Group	700,400	4,136,138
Mizuho Financial Group, Inc.	1,253,800	2,372,316
National Australia Bank, Ltd.	112,557	3,100,836
National Bank Holdings Corp.	1,333	24,181
National Bank of Canada	4,449	327,383
National Bankshares, Inc.	1,196	39,934
National Penn Bancshares, Inc. (L)	21,787	215,256
Natixis	51,779	243,531
NBT Bancorp, Inc.	7,790	154,865
Nedbank Group, Ltd.	7,932	142,637
Nordea Bank AB	110,189	1,344,501
Northrim BanCorp, Inc.	1,424	31,712
OFG Bancorp (L)	8,085	143,751
Old National Bancorp (L)	17,918	239,384
OmniAmerican Bancorp, Inc. (I)	2,089	46,522
Oversea-Chinese Banking Corp., Ltd.	181,964	1,482,248
Pacific Continental Corp.	3,342	37,430
PacWest Bancorp (L)	5,305	152,943
Park National Corp.	2,091	144,446
Park Sterling Corp. (I)	7,749	45,332
Peapack Gladstone Financial Corp.	1,441	22,105
Penns Woods Bancorp, Inc.	869	35,273
Peoples Bancorp, Inc.	1,890	37,876
Pinnacle Financial Partners, Inc. (I)(L)	6,186	155,269
PNC Financial Services Group, Inc.	92,577	6,632,216
Preferred Bank (I)	1,853	29,963
PrivateBancorp, Inc.	11,432	221,324
Prosperity Bancshares, Inc. (L)	19,312	967,338
Public Bank BHD	85,662	466,775
Raiffeisen Bank International AG (L)	3,211	108,344
Regions Financial Corp.	247,587	2,260,469
Renasant Corp. (L)	4,636	110,476
Republic Bancorp, Inc., Class A (L)	2,290	54,525
Resona Holdings, Inc.	97,300	432,013
RHB Capital BHD	48,516	137,314
Royal Bank of Canada (L)	43,109	2,558,473
Royal Bank of Scotland Group PLC (I)	151,610	757,922
S&T Bancorp, Inc.	5,079	98,228
Sandy Spring Bancorp, Inc.	3,450	73,899
Sberbank of Russia, ADR	71,300	872,712
Sberbank of Russia, ADR (London Exchange)	65,845	793,666
SCBT Financial Corp.	2,974	148,849
Seacoast Banking Corp. of Florida (I)	16,418	34,642
Seven Bank, Ltd.	27,100	95,576
Shinhan Financial Group Company, Ltd.	22,983	819,698
Shinsei Bank, Ltd.	83,000	193,012
Siam Commercial Bank PCL	46,700	267,614
Siam Commercial Bank PCL (Foreign Shares)	121,068	693,817
Sierra Bancorp	2,606	35,728
Signature Bank (I)(L)	11,492	886,953
Simmons First National Corp., Class A	2,699	69,445
SinoPac Financial Holdings Company, Ltd.	338,320	164,958
Skandinaviska Enskilda Banken AB, Series A	56,883	590,250
Societe Generale SA (L)	42,066	1,667,662
Southside Bancshares, Inc. (L)	3,798	85,987
Southwest Bancorp, Inc. (I)	3,645	48,697
Standard Bank Group, Ltd.	48,561	537,214
Standard Chartered PLC	171,595	3,945,858
State Bank Financial Corp.	5,312	82,177
State Bank of India, GDR	22,591	1,641,614

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
State Bank of India, GDR (National
India Exchange)	397	$29,160
StellarOne Corp.	3,497	54,728
Sterling Bancorp	5,848	69,884
Sterling Financial Corp.	4,733	107,060
Suffolk Bancorp (I)	2,049	30,858
Sumitomo Mitsui Financial Group, Inc.	73,700	2,884,835
Sumitomo Mitsui Trust Holdings, Inc.	168,000	695,271
Sun Bancorp, Inc. (I)	7,889	24,298
SunTrust Banks, Inc.	94,419	3,029,906
Suruga Bank, Ltd.	9,000	135,534
Susquehanna Bancshares, Inc.	32,746	393,279
SVB Financial Group (I)	11,087	858,023
Svenska Handelsbanken AB, Class A	20,272	867,590
Swedbank AB, Class A	33,424	791,588
SY Bancorp, Inc.	2,392	57,647
Synovus Financial Corp.	195,735	536,314
Taishin Financial Holdings Company, Ltd.	359,581	153,109
Taiwan Business Bank (I)	181,600	55,757
Taiwan Cooperative Financial Holding	262,800	151,830
Taylor Capital Group, Inc. (I)(L)	3,165	52,571
TCF Financial Corp. (L)	40,454	582,538
Texas Capital Bancshares, Inc. (I)(L)	7,082	312,741
The Bancorp, Inc. (I)	6,015	86,436
The Bank of Kyoto, Ltd.	16,000	129,304
The Bank of Yokohama, Ltd.	62,000	303,823
The Chiba Bank, Ltd.	37,000	229,775
The Chugoku Bank, Ltd.	9,000	123,247
The First of Long Island Corp.	2,202	69,209
The Gunma Bank, Ltd.	20,000	99,056
The Hachijuni Bank, Ltd.	22,000	112,863
The Hiroshima Bank, Ltd.	26,000	105,503
The Iyo Bank, Ltd.	13,000	111,677
The Joyo Bank, Ltd.	32,000	158,922
The Nishi-Nippon City Bank, Ltd.	37,000	89,217
The Shizuoka Bank, Ltd.	27,000	280,379
The Toronto-Dominion Bank (L)	27,353	2,215,943
Tompkins Financial Corp.	1,915	79,549
TowneBank (L)	4,720	68,629
Trico Bancshares	2,519	50,279
Trustmark Corp. (L)	28,490	726,210
Turkiye Garanti Bankasi AS	806,102	4,137,276
Turkiye Halk Bankasi AS	218,233	2,321,062
Turkiye Is Bankasi, Class C	551,668	2,031,353
Turkiye Vakiflar Bankasi Tao, Class D	263,932	830,700
U.S. Bancorp	326,496	11,446,950
UMB Financial Corp. (L)	5,679	301,498
Umpqua Holdings Corp. (L)	19,811	267,845
UniCredit SpA	329,982	1,865,752
Union First Market Bankshares Corp.	3,937	78,819
Unione di Banche Italiane SCPA (L)	69,200	304,409
United Bankshares, Inc. (L)	8,909	231,723
United Community Banks, Inc. (I)	7,663	90,807
United Overseas Bank, Ltd.	90,214	1,523,947
Univest Corp. of Pennsylvania	1,137	20,364
Valley National Bancorp (L)	49,427	460,660
Virginia Commerce Bancorp, Inc. (I)	4,877	66,327
VTB Bank OJSC, GDR (London Exchange)	75,605	214,202
VTB Bank OJSC, GDR (London Exchange)	558	1,620
Washington Banking Company	2,375	32,395
Washington Trust Bancorp, Inc.	2,182	60,834
Webster Financial Corp.	32,655	762,494
Wells Fargo & Company	858,835	34,825,759

224

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
WesBanco, Inc.	4,647 $	116,407
Westamerica Bancorp. (L)	11,745	528,877
Western Alliance Bancorp (I)(L)	12,921	189,939
Westpac Banking Corp.	149,436	4,013,817
Wilshire Bancorp, Inc. (I)	11,667	77,002
Wing Hang Bank, Ltd.	11,670	111,316
Wintrust Financial Corp. (L)	6,439	243,008
Woori Finance Holdings Company, Ltd.	19,150	200,823
Yamaguchi Financial Group, Inc.	10,000	86,826
Yapi ve Kredi Bankasi AS	304,886	902,661
Zions Bancorporation (L)	32,581	913,897

		249,178,437
Consumer Finance - 0.6%
Acom Company, Ltd. (I)	2,240	78,847
AEON Credit Service Company, Ltd. (L)	4,000	107,243
American Express Company	168,386	12,748,504
Asset Acceptance Capital Corp. (I)	3,401	23,093
Asta Funding, Inc.	1,784	16,395
Capital One Financial Corp.	102,009	6,215,408
Cash America International, Inc. (L)	5,187	247,472
Compartamos SAB de CV	40,400	65,129
Credit Acceptance Corp. (I)	1,293	147,221
Credit Saison Company, Ltd.	9,200	215,334
DFC Global Corp. (I)	8,061	120,109
Discover Financial Services	86,694	4,110,163
Encore Capital Group, Inc. (I)(L)	3,782	134,904
Ezcorp, Inc., Class A (I)	8,650	165,475
First Cash Financial Services, Inc. (I)	5,085	273,624
Green Dot Corp., Class A (I)	4,262	76,588
Nelnet, Inc., Class A	4,271	166,825
Netspend Holdings, Inc. (I)	5,053	80,899
Nicholas Financial, Inc.	2,430	36,061
Portfolio Recovery Associates, Inc. (I)(L)	3,019	459,703
Samsung Card Company, Ltd.	2,427	80,284
SLM Corp.	79,375	1,884,363
World Acceptance Corp. (I)(L)	1,798	166,063

		27,619,707
Diversified Financial Services - 2.8%
African Bank Investments, Ltd. (L)	33,320	52,823
AMMB Holdings BHD	161,600	379,169
ASX, Ltd.	9,155	325,368
Ayala Corp.	15,073	222,556
Bank of America Corp.	1,895,695	25,895,194
BM&F Bovespa SA	130,200	844,373
CBOE Holdings, Inc.	21,704	871,199
Chailease Holding Company, Ltd.	43,000	128,834
Citigroup, Inc.	532,393	27,679,112
CME Group, Inc.	53,755	3,651,577
Deutsche Boerse AG	13,386	866,416
Eurazeo (L)	1,777	96,028
EXOR SpA	5,931	188,689
Far East Horizon, Ltd.	130,000	87,623
First Pacific Company, Ltd.	152,000	199,907
FirstRand, Ltd.	134,202	392,761
Fubon Financial Holding Company, Ltd. (I)	354,736	465,965
Groupe Bruxelles Lambert SA	2,947	232,125
HACI Omer Sabanci Holding AS	288,875	1,840,464
Haitong Securities Company, Ltd.,
H Shares (I)	103,600	154,530
Hong Kong Exchanges & Clearing, Ltd.	71,915	1,204,209
Industrivarden AB, C Shares (I)(L)	6,255	107,515
ING Groep NV (I)	133,206	1,245,394

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
IntercontinentalExchange, Inc. (I)(L)	12,724	$2,178,476
Investment AB Kinnevik, B Shares	9,303	245,373
Investor AB, B Shares	21,671	621,008
JPMorgan Chase & Company	670,570	36,606,416
Leucadia National Corp.	51,357	1,611,583
London Stock Exchange Group PLC	12,931	272,309
MarketAxess Holdings, Inc.	6,436	279,065
Marlin Business Services Corp.	1,514	35,397
McGraw-Hill Financial, Inc.	49,196	2,683,642
Mitsubishi UFJ Lease &
Finance Company, Ltd.	34,700	157,862
Moody’s Corp.	33,942	2,255,106
MSCI, Inc. (I)	29,897	1,053,570
NewStar Financial, Inc. (I)(L)	4,103	52,518
NYSE Euronext	42,569	1,712,551
Onex Corp.	3,013	142,520
ORIX Corp.	59,400	780,883
Osaka Securities Exchange Company, Ltd. (L)	2,900	266,234
Pargesa Holding SA	1,405	97,750
PHH Corp. (I)	9,908	199,745
PICO Holdings, Inc. (I)	4,212	95,149
Pohjola Bank OYJ	10,727	174,875
Remgro, Ltd.	19,396	380,085
Resource America, Inc., Class A	2,891	27,783
RMB Holdings, Ltd.	32,277	127,541
Singapore Exchange, Ltd.	68,000	397,080
The NASDAQ OMX Group, Inc.	20,867	656,476
Wendel SA (L)	2,072	227,430

		120,470,258
Insurance - 4.1%
ACE, Ltd.	59,450	5,331,476
Admiral Group PLC	14,606	295,934
Aegon NV (L)	60,965	408,611
Aflac, Inc.	81,975	4,565,188
Ageas	7,371	268,266
AIA Group, Ltd.	779,309	3,439,133
Alleghany Corp. (I)	4,218	1,645,020
Allianz SE	31,053	4,799,083
American Equity Investment Life
Holding Company (L)	11,672	189,086
American Financial Group, Inc.	18,575	902,002
American International Group, Inc. (I)	258,652	11,499,668
American Safety Insurance Holdings, Ltd. (I)	1,931	46,267
AMERISAFE, Inc.	3,336	113,190
AMP, Ltd.	141,970	696,409
Amtrust Financial Services, Inc. (L)	4,784	158,016
Aon PLC	54,731	3,484,723
Argo Group International Holdings, Ltd.	5,016	198,684
Arthur J. Gallagher & Company	31,251	1,365,044
Aspen Insurance Holdings, Ltd.	17,369	638,137
Assicurazioni Generali SpA	96,294	1,794,184
Assurant, Inc.	14,073	699,991
Aviva PLC (I)	208,448	1,042,837
AXA SA	106,090	2,136,850
Baldwin & Lyons, Inc., Class B	1,394	33,024
Baloise Holding AG	3,013	294,988
Berkshire Hathaway, Inc., Class B (I)	319,563	36,452,551
Brown & Brown, Inc.	29,348	947,060
Cathay Financial Holdings Company, Ltd.	416,950	536,670
China Life Insurance Company, Ltd.	114,099	114,162
China Life Insurance Company, Ltd., H Shares	682,376	1,757,404
China Pacific Insurance Group Company, Ltd.,
H Shares	241,200	809,322

225

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
China Taiping Insurance
Holdings Company, Ltd. (I)	80,000	$139,107
Cincinnati Financial Corp. (L)	25,712	1,217,206
Citizens, Inc. (I)	2,542	15,455
CNO Financial Group, Inc.	35,427	437,169
CNP Assurances	8,958	134,223
Delta Lloyd NV (L)	5,837	113,761
Discovery Holdings, Ltd.	13,500	108,428
Dongbu Insurance Company, Ltd.	2,310	101,630
Eastern Insurance Holdings, Inc.	1,665	30,686
eHealth, Inc. (I)	3,816	93,950
Employers Holdings, Inc.	5,705	141,142
Enstar Group, Ltd. (I)	1,419	179,177
Everest Re Group, Ltd.	12,673	1,642,548
FBL Financial Group, Inc., Class A	1,888	77,578
Fidelity National Financial, Inc., Class A	53,427	1,405,664
First American Financial Corp.	45,374	1,083,531
Genworth Financial, Inc., Class A (I)	86,779	938,081
Global Indemnity PLC (I)	1,727	39,134
Great-West Lifeco, Inc. (L)	8,180	228,653
Greenlight Capital Re, Ltd., Class A (I)(L)	5,204	125,885
Hallmark Financial Services, Inc. (I)	2,267	20,607
Hannover Rueckversicherung AG	4,314	325,642
Hanwha Life Insurance Company, Ltd.	9,300	57,097
Hartford Financial Services Group, Inc. (L)	76,510	2,343,501
HCC Insurance Holdings, Inc.	25,022	1,072,193
Hilltop Holdings, Inc. (I)	7,254	116,064
Homeowners Choice, Inc.	1,532	53,252
Horace Mann Educators Corp.	7,164	174,085
Hyundai Marine & Fire
Insurance Company, Ltd.	3,420	98,250
Industrial Alliance Insurance and
Financial Services, Inc.	2,889	108,761
Infinity Property & Casualty Corp.	2,164	124,971
Insurance Australia Group, Ltd.	101,950	550,069
Intact Financial Corp.	3,918	231,849
Kansas City Life Insurance Company	811	30,721
Kemper Corp.	13,493	460,651
Legal & General Group PLC	418,627	1,133,410
Liberty Holdings, Ltd.	3,517	43,903
Lincoln National Corp.	47,233	1,684,329
Loews Corp.	54,163	2,481,749
Maiden Holdings, Ltd.	9,285	99,164
Mapfre SA	20,325	72,043
Markel Corp. (I)	649	339,356
Marsh & McLennan Companies, Inc.	96,089	3,845,482
Meadowbrook Insurance Group, Inc. (L)	9,059	72,653
Mercury General Corp.	9,011	403,513
MetLife, Inc.	191,615	8,471,299
MMI Holdings, Ltd.	38,362	90,392
Montpelier Re Holdings, Ltd.	8,342	208,467
MS&AD Insurance Group Holdings	27,900	688,295
Muenchener Rueckversicherungs AG	12,456	2,331,721
National Financial Partners Corp. (I)	7,075	178,361
National Interstate Corp.	1,159	33,623
National Western Life Insurance
Company, Class A	408	79,964
New China Life Insurance Company, Ltd.,
H Shares	52,000	179,173
NKSJ Holdings, Inc.	20,700	466,121
Old Mutual PLC	345,643	1,063,825
Old Republic International Corp.	60,032	817,036
OneBeacon Insurance Group, Ltd., Class A	4,154	59,070

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
People’s Insurance Company Group of
China, Ltd., H Shares (I)(L)	357,000	$176,944
PICC Property & Casualty Company, Ltd.,
H Shares	242,780	284,580
Ping An Insurance Group Company, H Shares	171,855	1,260,760
Platinum Underwriters Holdings, Ltd.	5,680	324,328
Porto Seguro SA	8,200	101,763
Power Corp. of Canada (L)	9,931	278,748
Power Financial Corp.	6,916	207,997
Primerica, Inc.	19,440	684,677
Principal Financial Group, Inc. (L)	48,295	1,827,966
Protective Life Corp.	19,405	750,585
Prudential Financial, Inc.	81,460	5,618,296
Prudential PLC	182,384	3,073,839
QBE Insurance Group, Ltd.	58,595	885,755
Reinsurance Group of America, Inc.	18,397	1,212,178
Resolution, Ltd.	94,745	414,022
RLI Corp.	3,793	284,778
RMI Holdings	25,900	62,706
RSA Insurance Group PLC	246,199	429,941
Safety Insurance Group, Inc.	2,360	123,570
Sampo OYJ	32,106	1,298,514
Samsung Fire & Marine
Insurance Company, Ltd.	1,932	388,937
Samsung Life Insurance Company, Ltd.	3,245	301,184
Sanlam, Ltd.	73,417	345,198
SCOR SE	10,041	294,617
Selective Insurance Group, Inc. (L)	9,801	232,578
Shin Kong Financial
Holding Company, Ltd. (I)	350,000	118,201
Sony Financial Holdings, Inc.	9,700	141,333
StanCorp Financial Group, Inc. (L)	11,012	500,275
Standard Life PLC	166,325	977,983
State Auto Financial Corp. (L)	2,694	49,192
Stewart Information Services Corp.	3,541	98,050
Sul America SA	9,644	62,724
Sun Life Financial, Inc. (L)	17,853	522,804
Suncorp Group, Ltd.	63,009	742,458
Swiss Life Holding (I)	1,710	282,293
Swiss Re, Ltd. (I)	20,231	1,484,091
Symetra Financial Corp.	14,116	197,059
T&D Holdings, Inc.	32,300	393,204
The Allstate Corp.	83,671	4,036,289
The Chubb Corp.	45,720	3,982,212
The Dai-ichi Life Insurance Company, Ltd.	473	650,183
The Hanover Insurance Group, Inc.	11,098	557,453
The Navigators Group, Inc. (I)	1,855	108,184
The Phoenix Companies, Inc. (I)	1,215	51,224
The Progressive Corp.	97,353	2,481,528
The Travelers Companies, Inc.	66,214	5,543,436
Tokio Marine Holdings, Inc.	38,300	1,111,342
Torchmark Corp.	16,304	1,051,771
Tower Group International, Ltd. (L)	6,889	133,164
Tryg A/S	1,539	129,044
United Fire Group, Inc.	3,722	99,936
Unum Group	47,252	1,345,737
Vienna Insurance Group AG	2,621	127,571
W.R. Berkley Corp.	27,385	1,121,963
XL Group PLC	51,628	1,622,668
Zurich Insurance Group AG (I)	8,578	2,267,974

		178,382,457
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust	9,445	244,814

226

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
AG Mortgage Investment Trust, Inc. (L)	4,757	$108,888
Agree Realty Corp.	2,711	90,358
Alexander’s, Inc.	367	111,711
Alexandria Real Estate Equities, Inc.	15,857	1,086,205
American Assets Trust, Inc.	5,906	190,173
American Campus Communities, Inc.	25,956	1,059,783
American Capital Mortgage Investment Corp.	10,236	215,673
Anworth Mortgage Asset Corp.	24,456	137,687
Apartment Investment & Management
Company, Class A	25,805	780,859
Apollo Commercial Real Estate Finance, Inc.	5,588	93,152
Apollo Residential Mortgage, Inc.	5,563	106,031
Ares Commercial Real Estate Corp.	1,521	24,655
ARMOUR Residential REIT, Inc. (L)	65,762	339,332
Ascendas Real Estate Investment Trust	146,000	267,112
Ashford Hospitality Trust, Inc.	9,204	121,585
Associated Estates Realty Corp. (L)	8,742	143,631
AvalonBay Communities, Inc.	19,931	2,644,046
BGP Holdings PLC (I)	181,302	0
BioMed Realty Trust, Inc.	41,977	878,579
Boston Properties, Inc.	26,557	2,830,445
BRE Properties, Inc.	19,135	956,559
British Land Company PLC	59,687	545,843
Camden Property Trust	21,032	1,456,466
Campus Crest Communities, Inc.	11,263	142,477
CapitaCommercial Trust	154,000	184,675
Capital Shopping Centres Group PLC	39,174	201,260
CapitaMall Trust	177,200	296,910
CapLease, Inc.	13,925	120,034
Capstead Mortgage Corp.	17,246	211,781
Cedar Realty Trust, Inc.	11,053	63,555
CFS Retail Property Trust Group	99,133	189,806
Chatham Lodging Trust	3,616	67,077
Chesapeake Lodging Trust	8,618	194,336
Colonial Properties Trust (L)	15,358	339,565
Colony Financial, Inc.	11,344	251,270
Coresite Realty Corp.	3,622	116,339
Corio NV (L)	2,399	106,635
Corporate Office Properties Trust	20,172	537,180
Corrections Corp. of America	28,007	984,446
Cousins Properties, Inc.	15,951	164,614
CubeSmart	23,402	366,241
CyrusOne, Inc.	3,521	76,335
CYS Investments, Inc. (L)	30,474	313,273
DCT Industrial Trust, Inc. (L)	46,936	346,388
Dexus Property Group	226,151	236,537
DiamondRock Hospitality Company	33,034	314,153
Duke Realty Corp.	79,883	1,323,661
DuPont Fabros Technology, Inc. (L)	10,745	260,351
Dynex Capital, Inc. (L)	10,175	103,480
EastGroup Properties, Inc.	5,226	307,132
Education Realty Trust, Inc.	20,082	210,058
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	232,262	380,397
EPR Properties (L)	8,134	426,384
Equity One, Inc. (L)	24,671	575,574
Equity Residential	56,118	3,173,473
Essex Property Trust, Inc.	9,395	1,476,330
Excel Trust, Inc.	8,216	109,766
Extra Space Storage, Inc.	25,596	1,072,216
Federal Realty Investment Trust	16,089	1,733,590
Federation Centres	69,333	164,106
FelCor Lodging Trust, Inc. (I)	21,680	133,549

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc.	18,761	$316,873
First Potomac Realty Trust	9,113	124,666
Fonciere Des Regions	1,525	128,278
Franklin Street Properties Corp.	12,886	175,507
Gecina SA	1,316	158,899
Getty Realty Corp.	4,782	100,231
Gladstone Commercial Corp.	3,318	64,834
Glimcher Realty Trust	24,658	288,005
Goodman Group	83,686	408,079
Government Properties Income Trust	7,480	181,839
GPT Group	69,374	256,402
Gramercy Property Trust, Inc. (I)	8,791	39,735
H&R Real Estate Investment Trust	2,955	65,869
Hammerson PLC	50,779	394,078
HCP, Inc.	79,403	3,762,114
Health Care REIT, Inc. (L)	45,662	3,106,386
Healthcare Realty Trust, Inc.	15,199	404,445
Hersha Hospitality Trust	30,452	174,185
Highwoods Properties, Inc. (L)	33,463	1,218,722
Home Properties, Inc.	12,854	781,138
Hospitality Properties Trust	30,751	897,314
Host Hotels & Resorts, Inc. (L)	127,293	2,264,542
Hudson Pacific Properties, Inc.	7,649	165,142
ICADE	1,448	131,367
Inland Real Estate Corp.	13,704	140,740
Invesco Mortgage Capital, Inc.	23,234	433,314
Investors Real Estate Trust	16,210	145,890
iStar Financial, Inc. (I)(L)	14,634	174,291
Japan Prime Realty Investment Corp.	45	140,384
Japan Real Estate Investment Corp.	33	326,544
Japan Retail Fund Investment Corp.	118	223,194
Keppel REIT	20,386	22,899
Kilroy Realty Corp.	18,678	988,253
Kimco Realty Corp.	71,411	1,581,754
Kite Realty Group Trust	12,138	73,678
Klepierre	5,857	251,844
Land Securities Group PLC	54,943	771,745
LaSalle Hotel Properties	16,706	441,038
Lexington Realty Trust	26,525	333,950
Liberty Property Trust	29,713	1,205,754
LTC Properties, Inc.	5,472	227,690
Mack-Cali Realty Corp.	20,751	549,902
Medical Properties Trust, Inc. (L)	26,141	387,932
Mirvac Group	170,151	268,980
Mission West Properties, Inc.	3,218	64
Monmouth Real Estate
Investment Corp., Class A	8,180	83,927
National Health Investments, Inc.	4,313	268,571
National Retail Properties, Inc. (L)	28,735	1,030,724
New York Mortgage Trust, Inc. (L)	9,610	64,964
Nippon Building Fund, Inc.	38	391,629
Nomura Real Estate Office Fund, Inc.	16	90,902
NorthStar Realty Finance Corp.	34,049	287,033
Omega Healthcare Investors, Inc. (L)	47,564	1,541,549
One Liberty Properties, Inc.	2,587	68,426
Parkway Properties, Inc.	4,684	80,471
Pebblebrook Hotel Trust	10,762	282,395
Pennsylvania Real Estate Investment Trust	9,819	195,300
PennyMac Mortgage Investment Trust	10,317	223,363
Plum Creek Timber Company, Inc. (L)	28,408	1,355,062
Potlatch Corp.	17,090	776,399
Prologis, Inc.	81,048	3,266,234
PS Business Parks, Inc.	3,258	248,618

227

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Public Storage	25,273	$3,836,441
RAIT Financial Trust	10,583	81,172
Ramco-Gershenson Properties Trust	10,434	162,875
Rayonier, Inc. (L)	30,973	1,715,904
Realty Income Corp.	48,194	2,190,417
Redwood Trust, Inc.	13,746	263,373
Regency Centers Corp.	22,401	1,155,892
Resource Capital Corp.	18,975	117,455
Retail Opportunity Investments Corp. (L)	10,263	144,093
RioCan Real Estate Investment Trust	4,877	129,363
RLJ Lodging Trust	21,335	494,119
Rouse Properties, Inc. (L)	3,805	76,519
Ryman Hospitality Properties (L)	5,711	218,503
Sabra Health Care REIT, Inc.	6,566	177,610
Saul Centers, Inc.	1,501	67,230
Segro PLC	52,566	222,456
Select Income REIT	2,154	58,653
Senior Housing Properties Trust (L)	46,769	1,208,979
Shopping Centres Australasia Property Group	13,034	20,995
Silver Bay Realty Trust Corp. (L)	5,802	103,450
Simon Property Group, Inc.	54,954	9,146,544
SL Green Realty Corp.	22,690	1,973,576
Sovran Self Storage, Inc.	5,318	344,979
Spirit Realty Capital, Inc.	5,628	112,954
STAG Industrial, Inc.	6,302	138,644
Starwood Property Trust, Inc.	23,508	596,398
Stockland	108,328	376,400
Strategic Hotels & Resorts, Inc. (I)	31,762	255,366
Summit Hotel Properties, Inc.	10,209	100,763
Sun Communities, Inc.	6,290	314,311
Sunstone Hotel Investors, Inc. (I)	28,326	341,612
Taubman Centers, Inc.	15,748	1,268,974
Terreno Realty Corp.	4,085	77,738
The Geo Group, Inc.	12,408	432,047
The Link REIT	151,925	781,002
The Macerich Company	24,227	1,572,575
Two Harbors Investment Corp.	62,491	689,276
UDR, Inc.	62,163	1,514,912
UMH Properties, Inc.	4,325	45,586
Unibail-Rodamco SE (L)	5,830	1,415,451
Universal Health Realty Income Trust	2,177	98,335
Urstadt Biddle Properties, Inc., Class A	4,777	100,604
Ventas, Inc.	51,115	3,648,078
Vornado Realty Trust	29,668	2,371,957
Washington Real Estate Investment Trust (L)	11,638	323,769
Weingarten Realty Investors (L)	27,785	885,786
Western Asset Mortgage Capital Corp. (L)	3,222	59,124
Westfield Group	104,913	1,148,700
Westfield Retail Trust	143,026	419,419
Weyerhaeuser Company	95,545	2,849,152
Whitestone REIT (L)	2,619	42,978
Winthrop Realty Trust	6,028	74,807

		112,229,914
Real Estate Management & Development - 0.6%
Aeon Mall Company, Ltd.	4,200	109,683
Agile Property Holdings, Ltd.	129,211	156,205
Alexander & Baldwin, Inc. (I)	10,664	376,333
AV Homes, Inc. (I)	2,199	29,115
Ayala Land, Inc.	435,945	343,052
BR Malls Participacoes SA	30,200	308,232
BR Properties SA	14,200	136,908
Brookfield Asset Management, Inc. (L)	17,154	604,919
Brookfield Office Properties, Inc.	7,480	128,569

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Brookfield Property Partners LP (L)	983	$20,717
CapitaLand, Ltd.	187,500	510,870
CapitaMalls Asia, Ltd.	110,000	166,476
CBRE Group, Inc., Class A (I)	53,288	1,235,216
Central Pattana PCL	98,200	174,344
Cheung Kong Holdings, Ltd.	92,000	1,286,519
China Overseas Land & Investment, Ltd.	376,397	1,101,214
China Resources Land, Ltd.	189,211	570,297
China Vanke Co., Ltd.	121,600	246,324
City Developments, Ltd.	37,000	314,523
Consolidated-Tomoka Land Company	977	35,661
Country Garden Holdings Company, Ltd.	419,467	238,928
Daito Trust Construction Company, Ltd.	4,100	382,164
Daiwa House Industry Company, Ltd.	29,000	544,410
Evergrande Real Estate Group, Ltd. (I)	594,000	236,609
Farglory Land Development Company, Ltd.	22,000	41,469
Forestar Group, Inc. (I)	6,117	141,119
Franshion Properties China, Ltd.	304,000	111,476
Global Logistic Properties, Ltd.	162,000	357,758
Greentown China Holdings, Ltd. (I)	60,000	105,800
Growthpoint Properties, Ltd.	67,807	170,016
Guangzhou R&F Properties Company, Ltd.,
H Shares	84,800	157,503
Hang Lung Properties, Ltd.	152,000	529,964
Henderson Land Development Company, Ltd.	65,751	463,036
Highwealth Construction Corp.	26,000	57,551
Hulic Company, Ltd. (I)	14,300	119,813
Hysan Development Company, Ltd.	45,557	202,793
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	64,412	263,429
Jones Lang LaSalle, Inc.	10,975	1,007,834
Kennedy-Wilson Holdings, Inc. (L)	8,671	148,794
Keppel Land, Ltd.	58,970	173,132
Kerry Properties, Ltd.	51,268	207,151
Lend Lease Corp.	27,134	258,386
Longfor Properties Company, Ltd.	126,000	211,937
Mitsubishi Estate Company, Ltd.	70,000	1,718,864
Mitsui Fudosan Company, Ltd.	47,000	1,291,751
Multiplan Empreendimentos Imobiliarios SA	5,700	147,703
New World Development Company, Ltd.	244,257	383,726
Nomura Real Estate Holdings, Inc.	5,300	117,611
NTT Urban Development Corp.	63	72,067
Poly Property Group Company, Ltd.	187,000	124,660
Redefine Income Fund, Ltd.	115,929	113,367
Ruentex Development Company, Ltd.	36,000	69,336
Shimao Property Holdings, Ltd.	128,500	277,049
Shui On Land, Ltd.	252,459	89,171
Sino Land Company, Ltd.	201,075	295,848
Sino-Ocean Land Holdings, Ltd.	275,358	168,416
SM Prime Holdings, Ltd.	560,271	264,364
SOHO China, Ltd.	191,500	162,567
Sumitomo Realty &
Development Company, Ltd.	20,000	764,090
Sun Hung Kai Properties, Ltd.	102,500	1,348,445
Swire Pacific, Ltd.	46,000	583,250
Swire Properties, Ltd.	84,400	259,230
Swiss Prime Site AG (I)	3,420	257,339
Tejon Ranch Company (I)	2,497	75,310
Thomas Properties Group, Inc.	5,079	27,477
Tokyu Land Corp.	23,000	208,955
UEM Land Holdings BHD (I)	139,455	158,602
UOL Group, Ltd.	37,000	195,098
Wharf Holdings, Ltd.	100,625	890,098

228

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Wheelock and Company, Ltd.	60,000	$337,265
Yuexiu Property Company, Ltd.	502,000	150,211

		24,538,119
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp. (L)	35,883	353,806
Bank Mutual Corp.	9,512	54,218
BankFinancial Corp.	3,185	25,416
Beneficial Mutual Bancorp, Inc. (I)	6,830	58,397
Berkshire Hills Bancorp, Inc.	4,578	122,828
BofI Holding, Inc. (I)	2,163	101,272
Brookline Bancorp, Inc.	13,603	115,353
Cape Bancorp, Inc.	1,855	17,381
Dime Community Bancshares, Inc.	6,771	97,570
Doral Financial Corp. (I)	25,609	25,865
ESB Financial Corp.	1,979	24,834
ESSA Bancorp, Inc.	1,710	18,707
EverBank Financial Corp. (L)	4,061	63,758
Federal Agricultural Mortgage Corp., Class C	1,755	52,773
First Defiance Financial Corp.	2,293	50,354
First Financial Northwest, Inc.	2,799	27,822
First Pactrust Bancorp, Inc. (L)	2,735	36,020
Flushing Financial Corp.	5,641	88,169
Fox Chase Bancorp, Inc.	3,212	53,223
Franklin Financial Corp.	2,251	40,833
Home Bancorp, Inc. (I)	1,293	22,653
Home Federal Bancorp, Inc.	2,383	29,049
Home Loan Servicing Solutions, Ltd.	9,326	213,006
HomeStreet, Inc.	1,601	36,599
Hudson City Bancorp, Inc.	84,430	717,655
Meridian Interstate Bancorp, Inc. (I)	1,502	27,051
MGIC Investment Corp. (I)	55,508	343,039
Nationstar Mortgage Holdings, Inc. (I)(L)	3,348	136,297
New York Community Bancorp, Inc. (L)	109,442	1,431,501
Northfield Bancorp, Inc.	3,843	44,041
Northwest Bancshares, Inc. (L)	17,738	219,951
OceanFirst Financial Corp.	2,888	39,999
Ocwen Financial Corp. (I)	18,867	807,130
Oritani Financial Corp. (L)	8,876	136,069
People’s United Financial, Inc. (L)	59,705	821,541
Peoples Federal Bancshares, Inc.	968	17,579
Provident Financial Holdings, Inc.	1,893	28,811
Provident Financial Services, Inc.	11,086	168,729
Provident New York Bancorp	8,007	73,664
Radian Group, Inc. (L)	30,343	390,514
Rockville Financial, Inc.	5,305	69,177
SI Financial Group, Inc.	3,049	31,954
Simplicity Bancorp, Inc.	1,995	28,030
Territorial Bancorp, Inc.	1,747	40,426
Tree.com, Inc.	1,273	25,091
TrustCo Bank Corp.	18,166	101,548
United Financial Bancorp, Inc.	3,791	57,889
ViewPoint Financial Group	6,123	115,908
Walker & Dunlop, Inc. (I)	2,071	39,287
Washington Federal, Inc.	26,104	456,559
Westfield Financial, Inc.	6,487	48,782
WSFS Financial Corp.	1,395	70,085

		8,218,213

		808,062,747
Health Care - 10.7%
Biotechnology - 1.7%
Achillion Pharmaceuticals, Inc. (I)	12,922	107,769

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Acorda Therapeutics, Inc. (I)	7,133	$238,599
Actelion, Ltd. (I)	6,980	417,108
Aegerion Pharmaceuticals, Inc. (I)(L)	4,971	362,038
Affymax, Inc. (I)(L)	6,118	12,664
Agenus, Inc. (I)(L)	4,993	20,122
Alexion Pharmaceuticals, Inc. (I)	34,198	3,335,673
Alkermes PLC (I)	21,468	670,875
Alnylam Pharmaceuticals, Inc. (I)	9,661	295,916
AMAG Pharmaceuticals, Inc. (I)	3,779	69,912
Amgen, Inc.	131,124	13,181,896
Amicus Therapeutics, Inc. (I)	5,891	19,617
Anacor Pharmaceuticals, Inc. (I)	3,140	17,176
Arena Pharmaceuticals, Inc. (I)(L)	37,970	335,655
Arqule, Inc. (I)	11,140	30,189
Array BioPharma, Inc. (I)	20,670	120,713
Astex Pharmaceuticals (I)	16,520	80,122
AVEO Pharmaceuticals, Inc. (I)	8,383	21,460
BioCryst Pharmaceuticals, Inc. (I)(L)	10,223	17,481
Biogen Idec, Inc. (I)	41,402	9,832,561
Biotime, Inc. (I)(L)	5,784	27,474
Celgene Corp. (I)	73,363	9,071,335
Celldex Therapeutics, Inc. (I)(L)	14,152	181,004
Cepheid, Inc. (I)	11,524	400,574
Clovis Oncology, Inc. (I)	2,418	88,450
Coronado Biosciences, Inc. (I)	3,323	32,831
CSL, Ltd.	25,227	1,430,108
Cubist Pharmaceuticals, Inc. (I)	11,116	610,824
Curis, Inc. (I)	14,254	53,453
Cytori Therapeutics, Inc. (I)	11,159	27,451
Dendreon Corp. (I)(L)	27,228	108,912
Discovery Laboratories, Inc. (I)(L)	9,065	16,226
Dyax Corp. (I)	17,365	54,526
Dynavax Technologies Corp. (I)	32,797	85,600
Elan Corp. PLC (I)	29,944	371,571
Elan Corp. PLC (European
Composite Exchange) (I)	9,995	122,765
Emergent Biosolutions, Inc. (I)	4,743	67,351
Enzon Pharmaceuticals, Inc. (L)	8,251	25,248
Exact Sciences Corp. (I)(L)	11,368	127,776
Exelixis, Inc. (I)(L)	32,443	157,024
Genomic Health, Inc. (I)(L)	2,946	107,470
Geron Corp. (I)	23,815	25,958
Gilead Sciences, Inc. (I)	266,721	14,530,960
Grifols SA	5,001	183,011
GTx, Inc. (I)(L)	5,190	30,673
Halozyme Therapeutics, Inc. (I)(L)	16,129	114,032
Hyperion Therapeutics, Inc. (I)(L)	810	16,257
Idenix Pharmaceuticals, Inc. (I)(L)	16,223	76,897
ImmunoCellular Therapeutics, Ltd. (I)	9,337	22,782
Immunogen, Inc. (I)(L)	14,738	270,737
Immunomedics, Inc. (I)	14,376	56,210
Infinity Pharmaceuticals, Inc. (I)	5,219	140,652
Intercept Pharmaceuticals, Inc. (I)	833	27,856
InterMune, Inc. (I)	14,475	143,013
Ironwood Pharmaceuticals, Inc. (I)(L)	13,277	177,248
Isis Pharmaceuticals, Inc. (I)	17,611	381,278
Keryx Biopharmaceuticals Inc. (I)(L)	14,357	115,000
Kythera Biopharmaceuticals, Inc. (I)	904	19,337
Lexicon Pharmaceuticals, Inc. (I)(L)	36,735	87,797
Ligand Pharmaceuticals, Inc., Class B (I)	3,034	90,747
MannKind Corp. (I)(L)	23,770	158,546
Merrimack Pharmaceuticals, Inc. (I)	2,988	16,554
Momenta Pharmaceuticals, Inc. (I)	8,424	110,860

229

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Neurocrine Biosciences, Inc. (I)(L)	11,694	$151,203
NewLink Genetics Corp. (I)(L)	3,138	51,181
Novavax, Inc. (I)	23,050	44,026
Novozymes A/S, B shares	12,929	447,623
NPS Pharmaceuticals, Inc. (I)(L)	15,180	239,085
OncoGenex Pharmaceuticals, Inc. (I)(L)	2,766	28,490
Oncothyreon, Inc. (I)(L)	10,633	19,671
Opko Health, Inc. (I)(L)	18,798	124,255
Orexigen Therapeutics, Inc. (I)	14,642	92,684
Osiris Therapeutics, Inc. (I)(L)	3,047	34,248
PDL BioPharma, Inc. (L)	24,879	205,252
Pharmacyclics, Inc. (I)	9,556	875,712
Progenics Pharmaceuticals, Inc. (I)	8,449	33,627
Prothena Corp. PLC (I)	872	8,668
Raptor Pharmaceutical Corp. (I)(L)	9,287	70,488
Regeneron Pharmaceuticals, Inc. (I)	13,409	3,243,235
Regulus Therapeutics, Inc. (I)	2,629	23,556
Repligen Corp. (I)(L)	5,614	46,484
Rigel Pharmaceuticals, Inc. (I)	14,741	68,103
Sangamo Biosciences, Inc. (I)(L)	9,298	74,384
Seattle Genetics, Inc. (I)(L)	16,705	573,316
SIGA Technologies, Inc. (I)(L)	7,514	28,027
Spectrum Pharmaceuticals, Inc. (L)	10,689	87,757
Sunesis Pharmaceuticals, Inc. (I)	5,527	29,791
Synageva BioPharma Corp. (I)(L)	1,999	82,399
Synergy Pharmaceuticals, Inc. (I)	7,265	37,052
Synta Pharmaceuticals Corp. (I)	6,875	50,738
Targacept, Inc. (I)	5,409	30,453
TESARO, Inc. (I)	1,014	34,689
Theravance, Inc. (I)	10,699	374,893
Threshold Pharmaceuticals, Inc. (I)	7,893	45,148
Trius Therapeutics, Inc. (I)	5,886	45,146
United Therapeutics Corp. (I)	11,563	768,593
Vanda Pharmaceuticals, Inc. (I)	6,422	58,633
Vertex Pharmaceuticals, Inc. (I)	54,172	4,350,553
Vical, Inc. (I)(L)	13,732	48,062
XOMA Corp. (I)	14,573	61,207
ZIOPHARM Oncology, Inc. (I)(L)	11,841	25,932

		71,766,288
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (L)	3,800	167,238
Abbott Laboratories	275,155	10,089,934
ABIOMED, Inc. (I)(L)	5,829	125,732
Accuray, Inc. (I)(L)	12,474	66,985
Align Technology, Inc. (I)(L)	12,590	450,093
Alphatec Holdings, Inc. (I)	11,711	22,836
Analogic Corp. (L)	2,143	170,347
AngioDynamics, Inc. (I)	4,476	48,699
Anika Therapeutics, Inc. (I)	2,309	34,081
Antares Pharma, Inc. (I)	19,591	79,539
ArthroCare Corp. (I)	4,936	167,478
AtriCure, Inc. (I)	3,755	33,983
Atrion Corp.	221	48,726
Baxter International, Inc.	95,629	6,725,588
Becton, Dickinson and Company	34,093	3,362,252
Boston Scientific Corp. (I)	239,029	2,208,628
C.R. Bard, Inc.	13,387	1,380,066
Cantel Medical Corp.	3,735	127,139
Cardiovascular Systems, Inc. (I)	3,343	68,699
CareFusion Corp. (I)	38,933	1,430,788
Cerus Corp. (I)(L)	12,114	62,266
Cochlear, Ltd.	2,933	180,523
Coloplast A/S	6,650	378,175

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Conceptus, Inc. (I)	5,571	$172,590
CONMED Corp.	4,959	163,300
Covidien PLC	82,669	5,257,748
CryoLife, Inc.	5,281	32,689
Cyberonics, Inc. (I)(L)	4,854	231,584
Cynosure, Inc., Class A (I)	2,232	55,599
DENTSPLY International, Inc.	24,966	1,042,580
Derma Sciences, Inc. (I)	2,535	33,817
DexCom, Inc. (I)(L)	12,143	252,939
Edwards Lifesciences Corp. (I)(L)	20,100	1,335,846
Elekta AB, Series B	16,967	258,555
Endologix, Inc. (I)	9,893	132,962
Essilor International SA (L)	12,464	1,358,349
Exactech, Inc. (I)	1,925	35,035
Getinge AB, B Shares	9,138	272,223
Globus Medical, Inc., Class A (I)(L)	1,633	23,842
Greatbatch, Inc. (I)	4,156	133,865
Haemonetics Corp. (I)(L)	8,806	363,512
Hansen Medical, Inc. (I)(L)	10,432	17,839
HeartWare International, Inc. (I)	2,853	260,393
Hill-Rom Holdings, Inc.	15,030	543,034
Hologic, Inc. (I)	66,499	1,379,854
ICU Medical, Inc. (I)	2,196	156,772
IDEXX Laboratories, Inc. (I)(L)	13,610	1,122,008
Insulet Corp. (I)(L)	9,226	275,488
Integra LifeSciences Holdings Corp. (I)	3,510	132,994
Intuitive Surgical, Inc. (I)	7,029	3,497,138
Invacare Corp.	5,534	85,777
MAKO Surgical Corp. (I)(L)	7,123	88,040
Masimo Corp. (L)	21,863	473,334
Medtronic, Inc.	177,148	9,036,319
Meridian Bioscience, Inc. (L)	7,294	157,623
Merit Medical Systems, Inc. (I)	7,686	75,861
Natus Medical, Inc. (I)	5,180	72,986
Navidea Biopharmaceuticals, Inc. (I)(L)	19,658	47,572
Neogen Corp. (I)	4,204	228,992
NuVasive, Inc. (I)	7,650	166,158
NxStage Medical, Inc. (I)	9,428	131,521
Olympus Corp. (I)	11,100	329,680
OraSure Technologies, Inc. (I)	9,450	41,391
Orthofix International NV (I)	3,356	92,760
Palomar Medical Technologies, Inc. (I)	3,849	52,077
PhotoMedex, Inc. (I)(L)	2,433	39,682
Quidel Corp. (I)	5,001	119,574
ResMed, Inc. (L)	35,617	1,709,616
Rochester Medical Corp. (I)	2,170	30,879
Rockwell Medical Technologies, Inc. (I)	5,309	21,926
RTI Biologics, Inc. (I)	10,516	42,590
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	152,000	190,504
Smith & Nephew PLC	66,416	771,974
Solta Medical, Inc. (I)	12,959	27,862
Sonova Holding AG (I)	3,021	332,827
Spectranetics Corp. (I)	6,122	114,481
St. Jude Medical, Inc. (L)	49,530	2,141,182
Staar Surgical Company (I)	6,705	59,675
STERIS Corp. (L)	24,602	1,115,455
Stryker Corp.	50,628	3,361,193
SurModics, Inc. (I)	2,290	54,365
Symmetry Medical, Inc. (I)	6,729	62,782
Sysmex Corp.	4,300	280,993
Teleflex, Inc.	10,184	797,713
Terumo Corp.	8,800	435,922

230

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
The Cooper Companies, Inc.	12,023	$1,358,719
Thoratec Corp. (I)	14,329	446,635
Tornier BV (I)	2,826	44,679
Unilife Corp. (I)(L)	17,271	56,994
Utah Medical Products, Inc. (L)	623	28,826
Varian Medical Systems, Inc. (I)(L)	19,116	1,280,963
Vascular Solutions, Inc. (I)	2,988	45,328
Volcano Corp. (I)	9,420	179,922
West Pharmaceutical Services, Inc.	5,866	402,114
William Demant Holdings A/S (I)	1,687	134,630
Wright Medical Group, Inc. (I)	7,690	192,481
Zimmer Holdings, Inc.	29,799	2,339,519

		75,274,446
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc. (I)(L)	4,708	157,200
Accretive Health, Inc. (I)	10,110	115,052
Aetna, Inc.	66,639	4,023,663
Air Methods Corp. (L)	6,773	253,581
Alfresa Holdings Corp.	2,600	135,637
Almost Family, Inc. (L)	1,538	30,406
Amedisys, Inc. (I)(L)	5,245	64,618
AmerisourceBergen Corp.	40,443	2,187,157
AMN Healthcare Services, Inc. (I)	7,829	104,830
Amsurg Corp. (I)	5,615	199,501
Assisted Living Concepts, Inc., Class A	3,557	42,328
Bangkok Dusit Medical Services PCL	23,700	132,297
Bio-Reference Labs, Inc. (I)(L)	4,364	134,629
BioScrip, Inc. (I)	7,803	109,086
Capital Senior Living Corp. (I)	4,911	128,914
Cardinal Health, Inc.	59,709	2,803,935
Catamaran Corp. (I)	6,408	314,358
Celesio AG	6,665	137,769
Centene Corp. (I)	9,021	446,540
Chemed Corp. (L)	3,336	233,587
Chindex International, Inc. (I)	2,362	38,264
Cigna Corp.	50,108	3,402,333
Community Health Systems, Inc.	22,894	1,102,804
Corvel Corp. (I)	1,140	59,200
Cross Country Healthcare, Inc. (I)	5,153	26,847
DaVita HealthCare Partners, Inc. (I)	14,788	1,834,747
Diagnosticos da America SA	18,300	95,439
Emeritus Corp. (I)	5,421	137,802
ExamWorks Group, Inc. (I)(L)	5,230	97,592
Express Scripts Holding Company (I)	143,405	8,908,319
Five Star Quality Care, Inc. (I)	7,577	38,870
Fresenius Medical Care AG &
Company KGaA (L)	14,788	1,005,798
Fresenius SE & Company KGaA	8,740	1,034,583
Gentiva Health Services, Inc. (I)	5,345	56,978
Hanger, Inc. (I)	6,026	192,290
Health Management
Associates, Inc., Class A (I)	63,795	879,733
Health Net, Inc. (I)	19,729	628,763
HealthSouth Corp. (I)	16,662	488,030
Healthways, Inc. (I)	6,028	81,077
Henry Schein, Inc. (I)(L)	21,805	2,099,603
Humana, Inc.	27,747	2,241,403
IHH Healthcare BHD (I)	186,809	240,569
IPC The Hospitalist Company, Inc. (I)	2,950	143,842
Kindred Healthcare, Inc. (I)(L)	9,351	126,239
Laboratory Corp. of America Holdings (I)	16,247	1,616,414
Landauer, Inc.	1,735	92,267
LHC Group, Inc. (I)(L)	2,808	61,748

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Life Healthcare Group Holdings, Ltd.	42,675	$155,275
LifePoint Hospitals, Inc. (I)	11,676	580,647
Magellan Health Services, Inc. (I)	4,806	261,927
McKesson Corp.	40,804	4,645,943
Medipal Holdings Corp.	9,200	121,454
MEDNAX, Inc. (I)(L)	12,403	1,151,370
Miraca Holdings, Inc.	3,500	150,749
Molina Healthcare, Inc. (I)(L)	5,228	197,618
MWI Veterinary Supply, Inc. (I)	2,243	272,547
National Healthcare Corp.	1,422	67,531
National Research Corp.	241	8,223
National Research Corp., A Shares (I)	1,446	23,642
Netcare, Ltd.	44,543	103,593
Odontoprev SA	21,600	101,253
Omnicare, Inc.	25,949	1,194,432
Owens & Minor, Inc. (L)	26,700	912,606
Patterson Companies, Inc.	14,366	561,423
PharMerica Corp. (I)	5,370	83,826
Qualicorp SA (I)	15,100	133,600
Quest Diagnostics, Inc.	27,735	1,715,132
Ramsay Health Care, Ltd.	6,987	230,448
Select Medical Holdings Corp.	6,156	48,632
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	58,700	114,661
Sinopharm Group Company, Ltd., H Shares	74,400	199,894
Skilled Healthcare Group, Inc., Class A (I)	3,668	26,006
Sonic Healthcare, Ltd.	19,834	267,329
Suzuken Company, Ltd.	4,600	146,371
Team Health Holdings, Inc. (I)	4,956	193,631
Tenet Healthcare Corp. (I)	18,287	866,255
The Ensign Group, Inc.	3,095	111,637
The Providence Service Corp. (I)	2,343	61,761
Triple-S Management Corp., Class B (I)	3,646	77,186
UnitedHealth Group, Inc.	179,580	11,247,095
Universal American Corp.	6,898	62,910
Universal Health Services, Inc., Class B	22,119	1,529,308
US Physical Therapy, Inc.	2,096	58,898
Vanguard Health Systems, Inc. (I)	5,543	73,833
VCA Antech, Inc. (I)	21,951	561,068
WellCare Health Plans, Inc. (I)	18,299	954,110
WellPoint, Inc.	53,268	4,100,038

		71,860,504
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	42,690	591,257
athenahealth, Inc. (I)(L)	6,294	532,158
Cerner Corp. (I)(L)	25,641	2,519,997
Computer Programs & Systems, Inc.	2,013	100,811
Greenway Medical Technologies, Inc. (I)(L)	1,475	17,700
HealthStream, Inc. (I)	3,536	94,694
HMS Holdings Corp. (I)(L)	36,776	915,722
M3, Inc.	41	88,599
MedAssets, Inc. (I)	10,394	170,462
Medidata Solutions, Inc. (I)	4,120	284,362
Merge Healthcare, Inc. (I)	10,911	36,006
Omnicell, Inc. (I)	5,980	108,417
Quality Systems, Inc.	7,096	126,876
Vocera Communications, Inc. (I)(L)	1,256	18,539

		5,605,600
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (I)(L)	12,643	47,411
Agilent Technologies, Inc.	60,767	2,761,860
Bio-Rad Laboratories, Inc., Class A (I)	5,013	569,878

231

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Cambrex Corp. (I)	5,197	$71,511
Charles River
Laboratories International, Inc. (I)	11,984	519,027
Covance, Inc. (I)	13,722	1,023,387
Fluidigm Corp. (I)(L)	4,260	72,590
Furiex Pharmaceuticals, Inc. (I)	1,367	50,538
Harvard Bioscience, Inc. (I)	4,876	24,770
Life Technologies Corp. (I)	30,139	2,233,300
Lonza Group AG (I)	3,041	224,370
Luminex Corp. (I)	7,611	146,664
Mettler-Toledo International, Inc. (I)	7,528	1,643,061
Pacific Biosciences of California, Inc. (I)	7,427	19,682
PAREXEL International Corp. (I)	10,526	480,933
PerkinElmer, Inc.	19,713	617,411
QIAGEN NV (I)	16,065	301,747
Sequenom, Inc. (I)(L)	20,384	84,390
Techne Corp.	8,613	572,851
Thermo Fisher Scientific, Inc.	62,633	5,530,494
Waters Corp. (I)	14,934	1,444,267

		18,440,142
Pharmaceuticals - 5.0%
AbbVie, Inc.	276,949	11,822,953
Actavis, Inc. (I)	22,392	2,760,710
Akorn, Inc. (I)(L)	10,143	147,378
Allergan, Inc.	53,879	5,360,422
Ampio Pharmaceuticals, Inc. (I)(L)	4,983	28,303
Aspen Pharmacare Holdings, Ltd. (I)	12,079	248,877
Astellas Pharma, Inc.	24,500	1,252,446
AstraZeneca PLC	87,909	4,484,634
Auxilium Pharmaceuticals, Inc. (I)	8,662	129,237
AVANIR Pharmaceuticals, Inc., Class A (I)(L)	23,566	78,239
Bayer AG	55,979	6,021,631
BioDelivery Sciences International, Inc. (I)	5,126	22,554
Bristol-Myers Squibb Company	286,884	13,199,533
Cadence Pharmaceuticals, Inc. (I)	10,633	70,709
Celltrion, Inc. (I)(L)	2,934	97,480
Chugai Pharmaceutical Company, Ltd.	12,000	240,571
Corcept Therapeutics, Inc. (I)(L)	9,678	17,614
Daiichi Sankyo Company, Ltd.	37,900	624,405
Dainippon Sumitomo Pharma Company, Ltd.	8,500	117,604
Depomed, Inc. (I)	10,003	57,617
Dr. Reddy’s Laboratories, Ltd., ADR (L)	42,841	1,583,832
Eisai Company, Ltd.	13,500	517,804
Eli Lilly & Company	174,919	9,298,694
Endo Health Solutions, Inc. (I)	28,306	1,027,508
Endocyte, Inc. (I)	5,291	72,434
Forest Laboratories, Inc. (I)	41,058	1,632,056
Forest Laboratories, Inc. (Berlin Exchange) (I)	891	517
GlaxoSmithKline PLC	349,247	9,052,576
Hi-Tech Pharmacal Company, Inc. (L)	1,869	59,733
Hisamitsu Pharmaceutical Company, Inc.	3,400	167,128
Horizon Pharma, Inc. (I)	7,434	17,619
Hospira, Inc. (I)	29,165	1,011,442
Impax Laboratories, Inc. (I)	11,855	224,652
Jazz Pharmaceuticals PLC (I)	7,298	496,045
Johnson & Johnson	489,746	41,226,818
Kalbe Farma Tbk PT	693,810	102,595
Kyowa Hakko Kogyo Company, Ltd.	12,737	142,493
Lannett Company, Inc. (I)	3,052	35,006
Merck & Company, Inc.	529,531	24,729,098
Merck KGaA	4,367	691,165
Mitsubishi Tanabe Pharma Corp.	11,800	149,697
Mylan, Inc. (I)	69,209	2,109,490

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Nektar Therapeutics (I)(L)	20,212	$191,408
Novartis AG	134,468	9,635,403
Novo Nordisk A/S, Class B	21,113	3,389,490
Omeros Corp. (I)(L)	4,802	25,451
Ono Pharmaceutical Company, Ltd.	4,300	296,128
Optimer Pharmaceuticals, Inc. (I)(L)	8,366	124,486
Orion OYJ	6,783	166,794
Otsuka Holdings Company, Ltd.	19,600	623,365
Pacira Pharmaceuticals, Inc. (I)	3,206	93,936
Pain Therapeutics, Inc. (I)	7,827	20,898
Perrigo Company	15,477	1,793,939
Pfizer, Inc.	1,259,562	34,297,873
Pharmstandard OJSC, GDR (I)	1,827	41,345
Pozen, Inc. (I)	5,198	27,549
Questcor Pharmaceuticals, Inc. (L)	9,460	323,248
Ranbaxy Laboratories, Ltd., GDR (I)	6,234	43,295
Ranbaxy Laboratories, Ltd., GDR
(German Exchange) (I)	53,279	359,612
Ranbaxy Laboratories, Ltd., GDR (National
India Exchange) (I)	53,476	368,690
Repros Therapeutics, Inc. (I)(L)	3,361	58,213
Roche Holdings AG	41,120	10,174,745
Sagent Pharmaceuticals, Inc. (I)	1,721	30,995
Sanofi	71,318	7,500,107
Santarus, Inc. (I)	9,616	214,148
Santen Pharmaceutical Company, Ltd.	4,000	159,198
Sciclone Pharmaceuticals, Inc. (I)	10,065	48,413
ScinoPharm Taiwan, Ltd.	15,000	34,987
Shionogi & Company, Ltd.	16,300	304,918
Shire PLC	39,627	1,302,867
Sihuan Pharmaceutical Holdings Group, Ltd.	162,000	99,647
Taisho Pharmaceutical
Holdings Company, Ltd.	1,800	121,172
Takeda Pharmaceutical Company, Ltd.	43,400	1,921,295
The Medicines Company (I)	9,690	312,115
Tsumura & Company, Ltd.	3,300	94,084
UCB SA	3,615	198,141
Valeant Pharmaceuticals International, Inc. (I)	8,514	783,362
ViroPharma, Inc. (I)(L)	11,595	318,863
Vivus, Inc. (I)(L)	17,583	258,470
XenoPort, Inc. (I)	7,472	41,096
Yuhan Corp.	432	70,604
Zogenix, Inc. (I)	11,166	16,637

		217,018,306

		459,965,286
Industrials - 10.6%
Aerospace & Defense - 1.9%
AAR Corp.	7,303	146,498
Aerovironment, Inc. (I)	3,283	65,890
Alliant Techsystems, Inc.	8,133	638,603
American Science & Engineering, Inc.	1,548	92,942
Astronics Corp. (I)	2,339	83,947
AviChina Industry & Technology
Company, Ltd., H Shares	184,000	98,460
B/E Aerospace, Inc. (I)	26,072	1,654,008
BAE Systems PLC	227,684	1,396,808
Bombardier, Inc.	43,057	195,195
CAE, Inc.	7,372	76,155
Cobham PLC	74,705	323,180
Cubic Corp.	2,891	137,612
Curtiss-Wright Corp.	8,379	304,660
DigitalGlobe, Inc. (I)	9,389	283,829

232

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Embraer SA	39,500	$357,230
Esterline Technologies Corp. (I)	13,104	961,703
European Aeronautic Defence &
Space Company NV (L)	27,506	1,565,951
Exelis, Inc.	46,671	567,053
Finmeccanica SpA (I)	33,062	180,618
GenCorp, Inc. (I)(L)	10,667	145,925
General Dynamics Corp.	58,186	4,486,141
HEICO Corp. (L)	9,354	473,125
Hexcel Corp. (I)	17,572	610,978
Honeywell International, Inc.	137,309	10,773,264
Huntington Ingalls Industries, Inc.	12,345	681,691
Korea Aerospace Industries, Ltd.	1,860	48,491
Kratos Defense &
Security Solutions, Inc. (I)(L)	7,354	42,727
L-3 Communications Holdings, Inc.	15,702	1,336,083
LMI Aerospace, Inc. (I)	2,000	37,960
Lockheed Martin Corp.	46,872	4,960,464
Meggitt PLC (I)	54,928	439,641
Moog, Inc., Class A (I)	6,285	314,690
National Presto Industries, Inc.	936	72,006
Northrop Grumman Corp.	41,498	3,419,020
Orbital Sciences Corp. (I)	10,669	193,962
Precision Castparts Corp.	25,648	5,486,620
Raytheon Company	57,078	3,803,678
Rockwell Collins, Inc. (L)	24,081	1,559,245
Rolls-Royce Holdings PLC	133,147	2,408,088
Safran SA (L)	13,744	726,744
Singapore Technologies Engineering, Ltd.	110,000	350,299
Taser International, Inc. (I)	9,538	90,516
Teledyne Technologies, Inc. (I)	6,483	500,617
Textron, Inc.	47,551	1,281,975
Thales SA (L)	5,137	248,869
The Boeing Company	119,217	11,804,867
The KEYW Holding Corp. (I)	4,690	69,178
Triumph Group, Inc.	12,455	967,131
United Technologies Corp.	147,736	14,020,146
Zodiac Aerospace	2,011	264,323

		80,748,806
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,727	58,848
Atlas Air Worldwide Holdings, Inc. (I)	4,666	216,596
C.H. Robinson Worldwide, Inc.	28,227	1,600,189
Deutsche Post AG	61,775	1,559,033
Echo Global Logistics, Inc. (I)	2,605	46,551
Expeditors International of Washington, Inc.	35,892	1,400,865
FedEx Corp.	51,251	4,937,521
Forward Air Corp.	5,209	201,953
Hub Group, Inc., Class A (I)	6,553	237,939
Hyundai Glovis Company, Ltd.	716	117,316
Pacer International, Inc. (I)	6,954	42,489
Park-Ohio Holdings Corp. (I)	1,624	60,397
TNT Express NV	11,494	88,276
Toll Holdings, Ltd.	32,619	150,520
United Parcel Service, Inc., Class B	125,308	10,763,957
UTi Worldwide, Inc.	25,797	408,367
XPO Logistics, Inc. (I)(L)	3,265	54,297
Yamato Transport Company, Ltd.	20,300	372,853

		22,317,967
Airlines - 0.2%
Air China, Ltd., H Shares	175,466	142,615
AirAsia BHD	117,846	121,393

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
Alaska Air Group, Inc. (I)	29,816	$1,694,145
Allegiant Travel Company	2,621	242,469
ANA Holdings, Inc.	69,000	144,891
Cathay Pacific Airways, Ltd.	86,000	158,672
China Airlines, Ltd. (I)	182,000	73,202
China Southern Airlines Company, Ltd.,
H Shares	176,000	80,352
Deutsche Lufthansa AG (I)	17,236	372,110
Eva Airways Corp. (I)	113,000	68,990
Hawaiian Holdings, Inc. (I)(L)	10,089	60,130
International Consolidated
Airlines Group SA (I)	28,373	119,098
Japan Airlines Company, Ltd.	3,400	174,699
JetBlue Airways Corp. (I)(L)	96,874	601,588
Korean Air Lines Company, Ltd. (I)	2,127	68,886
Qantas Airways, Ltd. (I)	60,051	90,892
Republic Airways Holdings, Inc. (I)	8,577	92,031
Ryanair Holdings PLC, ADR (L)	2,560	125,030
Singapore Airlines, Ltd.	11,140	94,199
Singapore Airlines, Ltd. (Board Lot 200)	32,000	270,390
SkyWest, Inc.	9,137	128,192
Southwest Airlines Company	126,746	1,795,991
Spirit Airlines, Inc. (I)	7,353	223,752
Turk Hava Yollari	172,462	797,483
US Airways Group, Inc. (I)(L)	28,426	499,445

		8,240,645
Building Products - 0.2%
AAON, Inc. (L)	3,344	111,155
American Woodmark Corp. (I)	1,715	62,289
AO Smith Corp.	13,420	526,064
Apogee Enterprises, Inc.	4,984	132,973
Asahi Glass Company, Ltd.	54,000	388,216
Assa Abloy AB, Series B	13,818	550,865
Builders FirstSource, Inc. (I)	8,036	54,163
Cie de Saint-Gobain	23,716	1,027,586
Daikin Industries, Ltd.	13,000	563,584
Fortune Brands Home & Security, Inc.	40,821	1,725,912
Geberit AG (I)	2,037	506,935
Gibraltar Industries, Inc. (I)	5,498	89,233
Griffon Corp.	8,167	94,247
Insteel Industries, Inc.	3,543	63,455
KCC Corp.	223	67,601
Lennox International, Inc.	11,294	722,703
LIXIL Group Corp.	14,700	351,028
Masco Corp.	62,533	1,314,444
NCI Building Systems, Inc. (I)	3,248	46,934
Nortek, Inc. (I)	1,368	96,649
PGT, Inc. (I)	3,704	30,558
Quanex Building Products Corp.	6,505	120,408
Simpson Manufacturing Company, Inc. (L)	7,006	205,066
Taiwan Glass Industrial Corp.	56,395	54,627
TOTO, Ltd.	15,000	155,158
Trex Company, Inc. (I)	2,612	145,149
Universal Forest Products, Inc.	3,533	139,589
USG Corp. (I)(L)	12,958	354,142

		9,700,733
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	9,468	228,936
ACCO Brands Corp. (I)	20,040	143,286
Acorn Energy, Inc. (L)	3,897	34,488
Aggreko PLC	19,120	516,586
ARC Document Solutions, Inc. (I)	7,407	28,295

233

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Avery Dennison Corp. (L)	17,669	$768,602
Babcock International Group PLC	25,373	445,314
Brambles, Ltd.	75,420	656,114
Casella Waste Systems, Inc., Class A (I)	7,088	28,423
Cenveo, Inc. (I)	10,392	22,862
Cintas Corp. (L)	18,234	832,473
Clean Harbors, Inc. (I)(L)	13,159	752,695
Consolidated Graphics, Inc. (I)	1,353	63,131
Copart, Inc. (I)	26,396	907,758
Courier Corp.	2,321	31,450
Dai Nippon Printing Company, Ltd.	31,000	264,614
Deluxe Corp. (L)	21,456	802,454
Edenred (L)	10,093	319,368
EnerNOC, Inc. (I)(L)	4,624	61,869
Ennis, Inc.	4,556	77,953
G&K Services, Inc., Class A	3,314	160,099
G4S PLC	99,722	372,782
Healthcare Services Group, Inc.	11,859	269,081
Heritage-Crystal Clean, Inc. (I)	1,536	23,117
Herman Miller, Inc.	24,759	695,975
HNI Corp. (L)	19,068	701,130
InnerWorkings, Inc. (I)(L)	5,767	62,514
Interface, Inc.	10,276	172,637
Iron Mountain, Inc.	29,316	1,050,685
Kimball International, Inc., Class B	6,104	59,758
Knoll, Inc.	8,450	132,327
McGrath RentCorp. (L)	4,168	137,669
Mine Safety Appliances Company	12,553	626,646
Mobile Mini, Inc. (I)	6,742	226,868
Multi-Color Corp.	2,719	79,911
Multiplus SA	3,500	56,411
Park24 Company, Ltd.	5,800	107,338
Performant Financial Corp. (I)	1,580	17,427
Pitney Bowes, Inc. (L)	34,479	506,152
Quad/Graphics, Inc. (L)	4,375	101,938
R.R. Donnelley & Sons Company (L)	44,833	594,934
Republic Services, Inc.	52,123	1,777,394
Ritchie Brothers Auctioneers, Inc. (L)	2,725	56,248
Rollins, Inc.	16,347	412,925
S1 Corp.	895	51,441
Schawk, Inc.	1,999	23,688
Secom Company, Ltd.	11,900	600,577
Securitas AB, Series B	12,579	114,443
Serco Group PLC	35,135	325,349
Societe BIC SA	1,665	177,112
Standard Parking Corp. (I)	3,010	67,153
Steelcase, Inc., Class A	13,175	182,342
Stericycle, Inc. (I)	15,069	1,653,973
Swisher Hygiene, Inc. (I)(L)	21,165	22,012
Team, Inc. (I)	3,510	126,606
Tetra Tech, Inc. (I)	11,051	304,676
The ADT Corp. (I)	40,679	1,651,161
The Brink’s Company	20,209	542,207
TMS International Corp., Class A	2,367	35,907
Toppan Printing Company, Ltd.	30,000	196,036
Tyco International, Ltd.	81,663	2,761,026
UniFirst Corp.	2,531	240,192
United Stationers, Inc. (L)	7,131	246,091
US Ecology, Inc.	3,421	93,667
Viad Corp.	3,617	89,195
Waste Connections, Inc. (L)	30,652	1,233,436
Waste Management, Inc.	76,596	3,211,670

		29,338,597

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	3,620	$101,278
AECOM Technology Corp. (I)	26,030	801,464
Aegion Corp. (I)(L)	6,934	158,303
Ameresco, Inc., Class A (I)	3,797	31,363
Argan, Inc.	1,812	29,445
Aveng, Ltd.	17,624	50,923
Balfour Beatty PLC	48,178	169,122
Bouygues SA	10,992	289,532
China Communications Construction
Company, Ltd., H Shares	401,965	370,422
China Railway Construction Corp., H Shares	179,300	175,005
China Railway Group, Ltd., H Shares	363,000	186,987
China State Construction
International Holdings, Ltd.	158,000	252,623
Chiyoda Corp.	9,000	97,526
Comfort Systems USA, Inc.	6,677	92,276
CTCI Corp.	34,000	69,736
Daelim Industrial Company, Ltd.	1,501	125,860
Daewoo Engineering &
Construction Company, Ltd. (I)	5,669	39,426
Doosan Heavy Industries and
Construction Company, Ltd.	2,577	106,590
Dycom Industries, Inc. (I)	5,986	136,182
EMCOR Group, Inc.	11,646	462,929
Ferrovial SA	10,260	165,707
Fluor Corp.	28,598	1,807,680
Furmanite Corp. (I)	7,183	47,408
Gamuda BHD	144,300	221,252
Granite Construction, Inc.	15,656	483,144
Great Lakes Dredge & Dock Corp.	10,310	85,573
GS Engineering & Construction Corp.	1,903	56,299
Hochtief AG	2,147	150,389
Hyundai Development Company	2,990	70,892
Hyundai Engineering &
Construction Company, Ltd.	3,615	195,564
IJM Corp. BHD	102,700	187,750
Jacobs Engineering Group, Inc. (I)	22,812	1,300,512
JGC Corp.	11,000	367,092
Kajima Corp.	49,000	143,951
KBR, Inc.	36,633	1,322,451
Kinden Corp.	6,000	48,264
Koninklijke Boskalis Westinster NV	2,667	105,637
Larsen & Toubro, Ltd., GDR	16,760	421,011
Larsen & Toubro, Ltd., GDR
(London Exchange)	49,678	1,217,416
Layne Christensen Company (I)	3,679	79,062
Leighton Holdings, Ltd.	7,245	120,730
Malaysia Marine And Heavy Engineering
Holdings BHD	35,933	36,659
MasTec, Inc. (I)(L)	9,577	304,549
Michael Baker Corp.	1,581	41,580
MYR Group, Inc. (I)	3,811	77,135
Northwest Pipe Company (I)	1,852	50,911
Obayashi Corp.	37,000	178,827
Orion Marine Group, Inc. (I)(L)	5,113	61,407
Pike Electric Corp.	3,217	39,087
Primoris Services Corp.	5,222	111,281
Quanta Services, Inc. (I)	37,430	1,061,889
Samsung Engineering Company, Ltd.	1,627	137,422
Shimizu Corp.	35,000	123,800
Skanska AB, Series B	14,401	254,907
SNC-Lavalin Group, Inc.	4,477	176,316

234

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Sterling Construction Company, Inc. (I)	3,295	$34,103
Taisei Corp.	59,000	185,812
Tutor Perini Corp. (I)(L)	6,273	116,176
URS Corp.	19,029	921,765
Vinci SA	27,257	1,380,545

		17,638,947
Electrical Equipment - 0.8%
ABB, Ltd. (SIX Swiss Exchange) (I)	128,019	2,787,577
Acuity Brands, Inc. (L)	17,985	1,350,134
Alstom SA	12,862	484,523
American Superconductor Corp. (I)	7,572	20,142
AMETEK, Inc.	60,477	2,609,583
AZZ, Inc.	4,429	183,715
Belden, Inc.	7,924	423,538
Brady Corp., Class A	8,636	281,015
Capstone Turbine Corp. (I)(L)	54,606	63,343
Coleman Cable, Inc.	1,831	34,057
Dongfang Electric Corp., Ltd., H Shares	29,800	45,710
Eaton Corp. PLC	82,529	5,451,866
Emerson Electric Company	126,494	7,268,345
Encore Wire Corp.	3,000	103,830
EnerSys, Inc. (L)	8,367	416,928
Franklin Electric Company, Inc. (L)	8,195	277,073
FuelCell Energy, Inc. (I)(L)	27,928	35,469
Fuji Electric Company, Ltd.	32,000	105,200
Furukawa Electric Company, Ltd.	35,000	85,782
Generac Holdings, Inc.	4,239	171,680
General Cable Corp.	12,389	438,075
Global Power Equipment Group, Inc.	3,119	49,592
GS Yuasa Corp. (L)	19,000	85,402
Hubbell, Inc., Class B	13,282	1,333,911
II-VI, Inc. (I)(L)	9,401	156,057
Legrand SA (L)	13,916	680,668
LS Cable, Ltd.	1,018	63,406
LS Industrial Systems Company, Ltd.	868	46,558
LSI Industries, Inc.	3,307	26,952
Mabuchi Motor Company, Ltd.	1,300	62,630
Mitsubishi Electric Corp.	107,000	1,011,344
Neo Holdings Company, Ltd. (I)	229	0
Nidec Corp.	6,000	406,099
Powell Industries, Inc. (I)	1,621	76,641
Preformed Line Products Company	454	31,562
Prysmian SpA	16,652	353,236
Regal-Beloit Corp.	11,176	754,492
Rockwell Automation, Inc.	24,485	2,155,170
Roper Industries, Inc.	17,316	2,150,994
Schneider Electric SA	31,555	2,469,426
Shanghai Electric Group Company, Ltd.,
H Shares	251,136	92,685
SolarCity Corp. (I)(L)	2,376	107,514
Sumitomo Electric Industries, Ltd.	41,800	502,770
Suzlon Energy, Ltd., GDR (I)	300,550	390,715
Teco Electric & Machinery Company, Ltd.	100,000	106,678
Thermon Group Holdings, Inc. (I)	2,729	53,952
Ushio, Inc.	6,000	73,805
Walsin Lihwa Corp. (I)	192,000	59,575
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	41,000	124,683

		36,064,102
Industrial Conglomerates - 1.9%
3M Company	111,207	12,262,796
Aboitiz Equity Ventures, Inc.	151,425	193,406

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Alfa SAB de CV, Class A	99,100	$234,600
Alliance Global Group, Inc.	168,169	95,361
Beijing Enterprises Holdings, Ltd.	46,214	377,549
Bidvest Group, Ltd.	12,140	312,410
Carlisle Companies, Inc.	15,759	1,030,796
Citic Pacific, Ltd.	115,033	136,264
CJ Corp.	776	85,685
Danaher Corp.	101,554	6,278,068
DMCI Holdings, Inc.	64,058	85,269
Doosan Corp.	361	45,184
Enka Insaat ve Sanayi AS	128,077	409,535
Far Eastern New Century Corp.	176,450	187,348
Fraser and Neave, Ltd. (I)	67,000	468,064
General Electric Company	1,821,766	42,483,583
Grupo Carso SAB de CV, Series A1	17,200	90,036
Hopewell Holdings, Ltd.	38,500	138,782
Hutchison Whampoa, Ltd.	139,000	1,475,698
Keppel Corp., Ltd.	101,931	841,311
KOC Holdings AS	222,810	1,259,303
Koninklijke Philips Electronics NV	32,963	931,529
LG Corp.	5,121	315,796
MMC Corp. BHD	70,128	58,831
NWS Holdings, Ltd.	93,230	163,461
Raven Industries, Inc. (L)	6,441	195,098
Reunert, Ltd.	6,532	46,217
Samsung Techwin Company, Ltd.	2,017	120,235
San Miguel Corp.	38,021	82,711
SembCorp Industries, Ltd.	70,000	268,697
Shanghai Industrial Holdings, Ltd.	46,070	140,691
Siemens AG	56,775	6,034,176
Sime Darby BHD	224,300	683,836
SK Holdings Company, Ltd.	1,390	217,018
SM Investments Corp.	16,656	440,929
Smiths Group PLC	27,277	569,302
Toshiba Corp.	223,000	1,053,452
Turkiye Sise ve Cam Fabrikalari AS	158,448	268,454

		80,081,481
Machinery - 2.1%
Accuride Corp. (I)(L)	8,672	44,401
Actuant Corp., Class A (L)	12,685	431,290
AGCO Corp.	24,055	1,334,331
Airtac International Group	5,000	26,529
Alamo Group, Inc.	1,228	52,190
Albany International Corp., Class A	4,879	154,859
Alfa Laval AB (L)	13,402	289,809
Altra Holdings, Inc.	4,800	138,288
Amada Company, Ltd.	20,000	137,459
American Railcar Industries, Inc.	1,649	56,066
Ampco-Pittsburgh Corp.	1,392	25,557
Andritz AG	5,089	274,944
Astec Industries, Inc.	3,538	124,962
Atlas Copco AB, Series A	28,565	750,737
Atlas Copco AB, Series B	16,399	385,298
Barnes Group, Inc.	9,572	289,266
Blount International, Inc. (I)	8,774	117,747
Briggs & Stratton Corp. (L)	8,459	197,941
Caterpillar, Inc.	114,752	9,845,722
Chart Industries, Inc. (I)(L)	5,247	510,428
China International Marine Containers
Group Company, Ltd. (I)	57,300	98,705
CIRCOR International, Inc.	3,084	157,592
CLARCOR, Inc. (L)	21,053	1,141,915
Columbus McKinnon Corp. (I)	3,711	78,488

235

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Commercial Vehicle Group, Inc. (I)	4,582	$36,015
Crane Company	11,993	716,582
CSR Corp., Ltd., H Shares	174,000	127,440
Cummins, Inc.	30,928	3,699,917
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	5,150	115,840
Deere & Company	68,228	5,943,341
Donaldson Company, Inc.	33,475	1,255,647
Doosan Infracore Company, Ltd. (I)	5,300	60,556
Douglas Dynamics, Inc.	4,022	56,228
Dover Corp.	30,745	2,405,796
Dynamic Materials Corp.	2,466	39,703
Energy Recovery, Inc. (I)(L)	8,713	35,985
EnPro Industries, Inc. (I)(L)	3,594	181,030
ESCO Technologies, Inc.	4,729	151,895
FANUC Corp.	10,600	1,566,484
Federal Signal Corp. (I)	11,270	98,838
Fiat Industrial SpA	70,216	806,995
Flow International Corp. (I)	10,475	41,586
Flowserve Corp.	8,422	1,415,991
FreightCar America, Inc.	2,177	39,491
Gardner Denver, Inc.	12,223	922,837
GEA Group AG	12,241	445,075
Graco, Inc.	15,096	972,937
Graham Corp.	2,090	58,520
Greenbrier Companies, Inc. (I)	4,063	95,277
Hardinge, Inc.	2,544	32,436
Harsco Corp.	20,044	468,629
Hino Motors, Ltd.	15,000	213,165
Hitachi Construction
Machinery Company, Ltd.	5,800	135,136
Hiwin Technologies Corp.	10,300	65,030
Hurco Companies, Inc. (I)	1,234	35,416
Hyster-Yale Materials Handling, Inc.	1,954	120,757
Hyster-Yale Materials Handling, Inc., Class B	836	51,665
Hyundai Heavy Industries Company, Ltd.	2,265	393,145
Hyundai Mipo Dockyard	570	68,691
IDEX Corp. (L)	20,466	1,126,653
IHI Corp.	73,000	267,887
Illinois Tool Works, Inc.	72,747	5,101,747
IMI PLC	22,588	441,808
Ingersoll-Rand PLC	48,078	2,765,927
Invensys PLC (I)	58,113	346,929
ITT Corp.	22,959	692,214
John Bean Technologies Corp.	5,162	111,499
Joy Global, Inc.	18,588	1,005,239
JTEKT Corp.	12,500	135,659
Kadant, Inc.	2,117	63,341
Kawasaki Heavy Industries, Ltd.	78,000	262,869
Kaydon Corp. (L)	5,771	156,048
Kennametal, Inc. (L)	19,723	854,795
Komatsu, Ltd.	51,600	1,301,785
Kone OYJ	11,898	1,045,957
Kubota Corp.	60,000	893,658
Kurita Water Industries, Ltd.	5,800	126,314
LB Foster Company, Class A	1,701	75,371
Lincoln Electric Holdings, Inc.	20,569	1,230,026
Lindsay Corp.	2,226	180,863
Lydall, Inc. (I)	3,088	44,652
Makita Corp.	6,100	328,194
MAN SE (L)	2,886	321,012
Melrose Industries PLC	85,739	339,510
Meritor, Inc. (I)	17,702	128,162

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Met-Pro Corp.	3,310	$44,453
Metso OYJ	9,632	365,959
Middleby Corp. (I)	3,273	535,103
Miller Industries, Inc. (L)	2,125	34,786
Mitsubishi Heavy Industries, Ltd.	170,000	1,042,010
Mueller Industries, Inc.	3,504	190,793
Mueller Water Products, Inc., Class A	27,218	207,129
Nabtesco Corp.	5,600	115,650
NGK Insulators, Ltd.	14,000	176,340
NN, Inc. (L)	3,669	33,975
Nordson Corp.	14,133	1,006,552
NSK, Ltd.	24,000	222,201
Oshkosh Corp. (I)	21,734	865,448
PACCAR, Inc. (L)	61,824	3,313,766
Pall Corp.	19,449	1,326,422
Parker Hannifin Corp.	26,117	2,605,432
Pentair, Ltd.	36,117	2,103,454
PMFG, Inc. (I)(L)	4,043	25,835
Proto Labs, Inc. (I)	914	50,489
RBC Bearings, Inc. (I)	3,956	193,686
Rexnord Corp. (I)	5,089	101,475
Samsung Heavy Industries Company, Ltd.	8,711	252,163
Sandvik AB	42,456	593,651
Scania AB, Series B	12,597	279,625
Schindler Holding AG,
Participation Certificates	2,731	396,929
Schindler Holding AG, Registered Shares	1,036	146,520
SembCorp Marine, Ltd.	59,600	203,774
SKF AB, B Shares	15,974	385,462
SMC Corp.	3,000	576,457
Snap-on, Inc.	10,301	938,318
SPX Corp.	11,697	923,127
Standex International Corp.	2,243	117,017
Stanley Black & Decker, Inc.	28,058	2,222,755
Sulzer AG	1,353	225,824
Sumitomo Heavy Industries, Ltd.	30,000	126,817
Sun Hydraulics Corp.	3,689	119,708
Tennant Company	3,302	162,921
Terex Corp. (I)	27,507	986,676
The Eastern Company	1,451	21,446
The ExOne Company (I)(L)	1,100	54,582
The Gorman-Rupp Company	2,416	70,692
The Japan Steel Works, Ltd.	17,000	107,440
The Weir Group PLC	15,120	532,424
THK Company, Ltd.	6,500	138,503
Timken Company	19,801	1,123,905
Titan International, Inc. (L)	9,379	218,812
Trimas Corp. (I)	5,702	183,890
Trinity Industries, Inc. (L)	19,648	804,193
Twin Disc, Inc. (L)	1,596	39,788
United Tractors Tbk PT	51,637	85,512
Vallourec SA (L)	6,148	331,778
Valmont Industries, Inc.	5,835	888,846
Volvo AB, Series B	64,037	934,236
Wabash National Corp. (I)(L)	12,035	126,368
Wabtec Corp.	11,822	1,300,538
Wartsila OYJ Abp	12,844	595,951
Watts Water Technologies, Inc., Class A	4,857	231,193
WEG SA	15,500	202,199
Weichai Power Company, Ltd., H Shares	42,920	159,441
Woodward, Inc. (L)	27,135	1,062,335
Xylem, Inc.	32,764	921,979
Yangzijiang Shipbuilding Holdings, Ltd.	133,000	92,416

236

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Zardoya Otis SA	3,646	$49,209
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H Shares	122,200	117,020

		92,500,117
Marine - 0.1%
A.P. Moeller Maersk A/S, Series A	70	498,217
A.P. Moller Maersk A/S	27	183,928
China COSCO Holdings Company, Ltd.,
H Shares (I)	219,879	95,590
China Shipping Container Lines
Company, Ltd., H Shares (I)	321,076	82,135
China Shipping Development Company, Ltd.,
H Shares (I)	107,568	44,911
Evergreen Marine Corp., Ltd. (I)	87,000	48,368
Genco Shipping & Trading, Ltd. (I)(L)	5,685	8,982
Hyundai Merchant Marine Company, Ltd. (I)	2,090	21,513
Kirby Corp. (I)(L)	14,119	1,102,412
Kuehne & Nagel International AG	2,953	331,119
Matson, Inc.	10,583	266,374
MISC BHD (I)	86,100	134,747
Mitsui O.S.K. Lines, Ltd. (I)	59,000	211,067
Nippon Yusen KK (L)	85,000	219,463
Orient Overseas International, Ltd.	15,500	97,473
Rand Logistics, Inc. (I)(L)	4,028	22,557
U-Ming Marine Transport Corp.	12,000	18,237
Wan Hai Lines, Ltd. (I)	56,000	30,642
Yang Ming Marine Transport Corp. (I)	72,000	30,467

		3,448,202
Professional Services - 0.3%
Acacia Research Corp.	8,791	219,775
Adecco SA (I)	7,599	422,321
ALS, Ltd.	16,556	157,841
Barrett Business Services, Inc.	1,238	72,213
Bureau Veritas SA (L)	3,323	385,232
Capita PLC	46,224	673,434
CBIZ, Inc. (I)	7,094	47,246
CDI Corp.	2,493	34,029
CRA International, Inc. (I)	2,158	38,650
Equifax, Inc.	21,093	1,284,564
Experian PLC	71,570	1,314,198
Exponent, Inc.	2,424	135,744
Franklin Covey Company (I)	2,618	36,102
FTI Consulting, Inc. (I)	17,493	664,559
GP Strategies Corp. (I)	2,834	70,878
Heidrick & Struggles International, Inc.	3,232	46,573
Hudson Global, Inc. (I)	5,142	11,878
Huron Consulting Group, Inc. (I)	4,098	183,222
ICF International, Inc. (I)	3,624	109,264
Insperity, Inc.	4,024	121,364
Intertek Group PLC	11,455	558,125
Kelly Services, Inc., Class A (L)	4,754	84,193
Kforce, Inc.	4,971	74,018
Korn/Ferry International (I)	8,395	146,913
ManpowerGroup, Inc.	19,132	1,095,690
Mistras Group, Inc. (I)	2,877	61,510
Navigant Consulting Company (I)	9,335	123,035
Odyssey Marine Exploration, Inc. (I)(L)	15,143	49,669
On Assignment, Inc. (I)	7,566	197,019
Pendrell Corp. (I)	29,039	71,726
Randstad Holdings NV	4,098	173,878
Resources Connection, Inc.	7,952	87,154
Robert Half International, Inc.	24,172	840,219

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
RPX Corp. (I)	3,753	$57,571
SGS SA	314	702,275
The Advisory Board Company (I)	6,060	320,029
The Corporate Executive Board Company (L)	14,149	865,777
The Dolan Company (I)	5,821	8,673
The Dun & Bradstreet Corp. (L)	7,147	701,407
Towers Watson & Company, Class A	14,029	1,089,773
TrueBlue, Inc. (I)	7,099	167,110
WageWorks, Inc. (I)	1,254	36,328

		13,541,179
Road & Rail - 0.9%
All America Latina Logistica SA	32,100	156,918
Amerco, Inc.	1,518	261,703
Arkansas Best Corp.	4,600	87,814
Asciano, Ltd.	46,693	224,642
Aurizon Holdings, Ltd.	87,260	356,877
Avis Budget Group, Inc. (I)	18,636	617,970
Canadian National Railway Company	12,856	1,304,634
Canadian Pacific Railway, Ltd.	5,175	688,037
Celadon Group, Inc.	3,862	75,348
Central Japan Railway Company, Ltd.	7,900	861,819
ComfortDelGro Corp., Ltd.	131,000	193,107
Con-way, Inc.	13,933	529,733
CSX Corp.	178,844	4,508,657
DSV A/S, ADR	9,829	235,502
East Japan Railway Company	18,600	1,368,527
Genesee & Wyoming, Inc., Class A (I)	19,938	1,775,479
Hankyu Hanshin Holdings, Inc.	60,000	319,775
Heartland Express, Inc. (L)	8,636	123,927
J.B. Hunt Transport Services, Inc.	22,463	1,654,625
Kansas City Southern	19,345	2,141,492
Keikyu Corp.	24,000	205,296
Keio Corp.	31,000	206,896
Keisei Electric Railway Company, Ltd.	15,000	127,594
Kintetsu Corp.	88,000	363,768
Knight Transportation, Inc.	10,096	173,045
Landstar System, Inc.	11,565	610,516
Localiza Rent a Car SA	9,870	150,691
Marten Transport, Ltd.	3,254	78,063
MTR Corp., Ltd.	93,528	368,619
Nippon Express Company, Ltd.	44,000	197,069
Norfolk Southern Corp.	55,102	4,220,262
Odakyu Electric Railway Company, Ltd.	33,000	319,875
Old Dominion Freight Line, Inc. (I)	12,407	534,245
Quality Distribution, Inc. (I)	4,087	37,233
Roadrunner Transportation Systems, Inc. (I)	2,640	73,128
Ryder Systems, Inc.	9,180	578,707
Saia, Inc. (I)	2,848	136,092
Swift Transportation Company (I)(L)	13,923	234,463
Tobu Railway Company, Ltd.	55,000	285,390
Tokyu Corp.	60,000	371,870
Union Pacific Corp.	82,226	12,713,784
Universal Truckload Services, Inc. (I)	1,003	25,627
Werner Enterprises, Inc. (L)	18,701	468,086
West Japan Railway Company	9,300	386,079

		40,352,984
Trading Companies & Distributors - 0.5%
Aceto Corp.	4,852	61,766
Aircastle, Ltd.	9,633	152,394
Applied Industrial Technologies, Inc.	7,347	353,170
Barloworld, Ltd.	8,795	75,796
Beacon Roofing Supply, Inc. (I)(L)	8,198	337,922

237

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
BlueLinx Holdings, Inc. (I)	7,201	$17,714
Brenntag AG	3,574	544,816
Bunzl PLC	23,056	448,489
CAI International, Inc. (I)	2,690	68,810
Daewoo International Corp.	2,505	79,863
DXP Enterprises, Inc. (I)	1,537	90,791
Edgen Group, Inc. (I)	3,439	22,663
Fastenal Company (L)	47,300	2,468,114
Finning International, Inc.	5,018	109,677
GATX Corp.	11,662	582,284
H&E Equipment Services, Inc.	5,086	113,825
Houston Wire & Cable Company	3,853	53,981
ITOCHU Corp.	82,700	1,026,506
Kaman Corp. (L)	4,783	162,192
Marubeni Corp.	91,200	632,499
Mitsubishi Corp.	77,300	1,345,865
Mitsui & Company, Ltd.	95,300	1,200,334
MSC Industrial Direct Company, Inc., Class A	11,657	963,684
Noble Group, Ltd.	279,773	229,332
Rexel SA	8,694	195,482
Rush Enterprises, Inc., Class A (I)(L)	5,905	151,759
Samsung C&T Corp.	6,779	366,407
SK Networks Company, Ltd.	6,080	37,475
Sojitz Corp.	62,500	108,074
Sumitomo Corp.	61,400	772,681
TAL International Group, Inc. (I)(L)	5,092	215,188
Textainer Group Holdings, Ltd.	2,368	88,776
Titan Machinery, Inc. (I)(L)	3,047	62,494
Toyota Tsusho Corp.	11,600	307,374
United Rentals, Inc. (I)(L)	23,147	1,315,675
W.W. Grainger, Inc.	10,467	2,694,624
Watsco, Inc. (L)	12,481	1,088,967
Wolseley PLC	19,359	980,910

		19,528,373
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	9,143	162,492
Aeroports de Paris (L)	1,562	142,080
Airports of Thailand PCL	29,000	177,209
Airports of Thailand PCL	10,100	61,514
Arteris SA	7,800	76,077
Atlantia SpA	23,192	390,924
Beijing Capital International Airport
Company, Ltd., H Shares	167,211	114,576
CCR SA	63,300	572,177
China Merchants Holdings
International Company, Ltd.	100,031	327,598
COSCO Pacific, Ltd.	149,508	220,545
EcoRodovias Infraestrutura e Logistica SA	11,900	91,953
Fraport AG Frankfurt Airport
Services Worldwide (L)	2,539	149,226
Groupe Eurotunnel SA (L)	30,733	246,962
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	8,500	44,901
Grupo Aeroportuario del Sureste SAB
de CV, Class B	6,700	80,170
Hutchison Port Holdings Trust	367,100	289,941
International Container Terminal Services, Inc.	59,092	130,079
Jasa Marga Tbk PT	68,354	46,455
Jiangsu Expressway, Ltd., H Shares	98,855	120,638
Kamigumi Company, Ltd.	12,000	91,052
Koninklijke Vopak NV	2,392	143,248
Malaysia Airports Holdings BHD	44,522	88,343
Mitsubishi Logistics Corp.	6,000	81,660

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation Infrastructure (continued)
Sydney Airport	6,331	$22,046
TAV Havalimanlari Holding AS	58,699	368,497
Transurban Group	63,205	417,207
Wesco Aircraft Holdings, Inc. (I)(L)	3,226	56,616
Zhejiang Expressway Company, Ltd., H Shares	120,282	104,332

		4,818,518

		458,320,651
Information Technology - 14.3%
Communications Equipment - 1.4%
ADTRAN, Inc. (L)	26,620	615,454
Ambient Corp. (I)	394	678
Anaren, Inc. (I)	2,298	55,198
ARRIS Group, Inc. (I)	19,731	298,530
Aruba Networks, Inc. (I)(L)	19,611	292,988
Aviat Networks, Inc. (I)	11,204	29,691
Bel Fuse, Inc., Class B	1,974	31,426
Black Box Corp. (L)	3,053	82,156
CalAmp Corp. (I)	6,372	83,919
Calix, Inc. (I)	6,804	71,306
Ciena Corp. (I)(L)	42,625	713,543
Cisco Systems, Inc.	934,118	22,493,561
Comtech Telecommunications Corp.	3,037	80,177
Digi International, Inc. (I)	4,695	45,025
Emulex Corp. (I)	15,396	95,917
Extreme Networks, Inc. (I)	16,570	58,989
F5 Networks, Inc. (I)	13,838	1,151,460
Finisar Corp. (I)(L)	16,065	210,452
Globecomm Systems, Inc. (I)	4,153	53,200
Harmonic, Inc. (I)	21,051	128,411
Harris Corp.	19,504	977,736
HTC Corp.	43,000	393,933
Infinera Corp. (I)(L)	20,505	215,918
InterDigital, Inc.	17,358	798,294
Ixia (I)	7,425	116,721
JDS Uniphase Corp. (I)	41,793	569,221
Juniper Networks, Inc. (I)	90,298	1,600,984
KVH Industries, Inc. (I)	3,225	42,538
Motorola Solutions, Inc.	48,175	2,792,223
NETGEAR, Inc. (I)(L)	6,684	222,444
Nokia OYJ (I)(L)	295,578	1,015,874
Numerex Corp., Class A (I)	2,535	27,885
Oclaro, Inc. (I)(L)	13,763	14,176
Oplink Communications, Inc. (I)	3,364	57,255
Parkervision, Inc. (I)(L)	13,771	60,042
PC-Tel, Inc.	2,849	20,883
Plantronics, Inc.	18,068	834,742
Polycom, Inc. (I)	43,970	498,180
Procera Networks, Inc. (I)	3,851	56,841
QUALCOMM, Inc.	301,020	19,108,750
Research In Motion, Ltd. (I)(L)	14,609	203,617
Riverbed Technology, Inc. (I)	40,603	627,722
Ruckus Wireless, Inc. (I)(L)	1,448	18,129
ShoreTel, Inc. (I)	8,744	35,326
Sonus Networks, Inc. (I)	37,743	121,155
Symmetricom, Inc. (I)	7,528	37,188
Telefonaktiebolaget LM Ericsson, B Shares	133,174	1,557,575
Tellabs, Inc.	147,276	304,861
Telular Corp.	3,600	45,144
Tessco Technologies, Inc.	1,044	23,866
Ubiquiti Networks, Inc. (L)	1,891	35,759
ViaSat, Inc. (I)(L)	6,592	461,836
Westell Technologies, Inc., Class A (I)	9,941	21,771

238

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
ZTE Corp., H Shares (I)	61,896	$99,518

		59,610,188
Computers & Peripherals - 2.6%
3D Systems Corp. (I)(L)	34,005	1,649,923
Acer, Inc. (I)	146,000	116,979
Advantech Company, Ltd.	16,000	78,383
Apple, Inc.	164,523	73,982,703
Asustek Computer, Inc.	40,000	438,866
Avid Technology, Inc. (I)	5,355	34,165
Catcher Technology Company, Ltd.	33,000	184,386
Chicony Electronics Company, Ltd.	26,560	73,298
Clevo Company	27,000	50,014
Compal Electronics, Inc.	244,000	149,113
Cray, Inc. (I)	6,907	125,776
Datalink Corp. (I)	3,190	36,557
Dell, Inc.	255,835	3,415,397
Diebold, Inc.	15,736	506,857
Electronics for Imaging, Inc. (I)	8,221	229,284
EMC Corp. (I)	368,690	9,128,764
Foxconn Technology Company, Ltd.	43,400	116,665
Fujitsu, Ltd.	103,000	426,758
Gemalto NV	4,764	400,004
Hewlett-Packard Company	342,115	8,354,448
Imation Corp. (I)	6,170	25,297
Immersion Corp. (I)	5,275	81,024
Intermec, Inc. (I)(L)	10,487	103,402
Intevac, Inc. (I)	4,722	22,713
Inventec Corp.	136,695	65,863
Lenovo Group, Ltd.	564,564	573,421
Lexmark International, Inc., Class A (L)	15,679	478,366
Lite-On Technology Corp.	119,360	190,247
NCR Corp. (I)	40,711	1,359,747
NEC Corp.	142,000	329,939
NetApp, Inc. (I)	63,126	2,369,119
OCZ Technology Group, Inc. (I)(L)	12,372	18,063
Pegatron Corp. (I)	92,000	165,602
QLogic Corp. (I)	38,643	376,383
Quanta Computer, Inc. (I)	146,000	313,218
Quantum Corp. (I)(L)	41,284	63,990
SanDisk Corp. (I)	42,360	2,500,087
Seagate Technology PLC	55,944	2,410,068
Silicon Graphics International Corp. (I)	5,715	86,297
Simplo Technology Company, Ltd. (I)	15,900	72,097
STEC, Inc. (I)(L)	6,384	22,599
Super Micro Computer, Inc. (I)	5,323	54,880
Synaptics, Inc. (I)(L)	5,908	243,764
Western Digital Corp.	38,135	2,414,708
Wistron Corp.	120,500	123,007
Ya Hsin Industrial Company, Ltd. (I)	18,000	0

		113,962,241
Electronic Equipment, Instruments & Components - 0.8%
Aeroflex Holding Corp. (I)	3,616	28,566
Agilysys, Inc. (I)	3,158	36,191
Amphenol Corp., Class A	27,968	2,178,707
Anixter International, Inc. (I)(L)	4,884	374,749
Arrow Electronics, Inc. (I)	26,281	1,044,933
AU Optronics Corp. (I)	437,000	200,412
Audience, Inc. (I)	1,247	17,458
Avnet, Inc. (I)	34,063	1,163,592
Badger Meter, Inc.	2,548	113,539
Benchmark Electronics, Inc. (I)	10,157	198,062
Checkpoint Systems, Inc. (I)	7,016	95,839

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Cheng Uei Precision Industry Company, Ltd.	23,139	$46,493
Citizen Holdings Company, Ltd.	14,800	86,087
Cognex Corp.	7,523	338,008
Coherent, Inc.	4,176	239,702
Corning, Inc.	257,925	3,964,307
CTS Corp.	6,322	75,990
Daktronics, Inc.	6,700	68,809
Delta Electronics, Inc.	106,000	506,305
DTS, Inc. (I)	3,219	63,607
E Ink Holdings, Inc.	46,000	32,480
Echelon Corp. (I)	8,169	19,197
Electro Rent Corp.	3,507	59,654
Electro Scientific Industries, Inc.	4,487	50,927
Fabrinet (I)	3,995	58,047
FARO Technologies, Inc. (I)	3,025	113,196
FEI Company	6,627	477,210
FLIR Systems, Inc.	25,767	627,684
FUJIFILM Holdings Corp.	25,700	534,915
GSI Group, Inc. (I)	5,550	45,177
Hamamatsu Photonics KK	3,900	129,767
Hexagon AB	9,973	288,459
Hirose Electric Company, Ltd.	1,600	206,571
Hitachi High-Technologies Corp.	3,400	79,106
Hitachi, Ltd.	260,000	1,760,826
Hon Hai Precision Industry Company, Ltd.	590,500	1,502,215
Hoya Corp.	23,800	477,638
Ibiden Company, Ltd.	6,500	101,735
Ingram Micro, Inc., Class A (I)	37,384	714,408
Innolux Corp. (I)	390,000	259,922
Insight Enterprises, Inc. (I)	7,920	152,460
InvenSense, Inc. (I)	6,525	84,042
Itron, Inc. (I)	9,755	409,710
Jabil Circuit, Inc.	32,127	644,468
KEMET Corp. (I)	8,044	36,922
Key Tronic Corp. (I)(L)	1,981	22,504
Keyence Corp.	2,500	766,129
Kingboard Chemical Holdings, Ltd.	64,200	137,639
Kyocera Corp.	8,400	829,272
Largan Precision Company, Ltd.	6,000	193,103
LG Display Company, Ltd. (I)	12,616	349,220
LG Innotek Company, Ltd. (I)	521	48,165
Littelfuse, Inc.	3,826	281,173
Maxwell Technologies, Inc. (I)(L)	5,093	36,822
Measurement Specialties, Inc. (I)	2,577	114,548
Mercury Computer Systems, Inc. (I)	5,568	48,664
Methode Electronics, Inc.	6,483	101,978
Molex, Inc. (L)	24,575	721,031
MTS Systems Corp.	2,838	171,302
Multi-Fineline Electronix, Inc. (I)	1,563	24,852
Murata Manufacturing Company, Ltd.	11,200	849,510
National Instruments Corp.	23,623	670,893
Neonode, Inc. (I)(L)	4,421	24,006
Newport Corp. (I)	6,842	90,041
Nippon Electric Glass Company, Ltd.	20,000	101,722
Omron Corp.	11,300	335,879
OSI Systems, Inc. (I)	3,498	202,324
Park Electrochemical Corp.	3,521	85,032
PC Connection, Inc.	1,758	29,517
Plexus Corp. (I)	6,244	182,200
Power-One, Inc. (I)	12,052	76,289
Radisys Corp. (I)	4,666	23,330
RealD, Inc. (I)(L)	7,436	112,209

239

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Richardson Electronics, Ltd.	2,248	$26,886
Rofin-Sinar Technologies, Inc. (I)	5,060	135,406
Rogers Corp. (I)	2,877	133,119
Samsung Electro-Mechanics Company, Ltd.	3,245	281,184
Samsung SDI Company, Ltd.	1,868	235,974
Sanmina Corp. (I)	14,410	195,688
ScanSource, Inc. (I)	4,950	158,054
Shimadzu Corp.	13,000	106,731
SYNNEX Corp. (I)(L)	4,623	187,463
Synnex Technology International Corp.	74,000	103,092
TDK Corp.	6,800	259,973
TE Connectivity, Ltd.	73,629	3,268,391
Tech Data Corp. (I)	9,402	471,228
TPK Holding Company, Ltd.	13,887	274,005
Trimble Navigation, Ltd. (I)	63,416	1,769,306
Tripod Technology Corp.	24,000	54,963
TTM Technologies, Inc. (I)	9,756	78,828
Unimicron Technology Corp.	70,000	75,279
Universal Display Corp. (I)	7,001	208,490
Vishay Intertechnology, Inc. (I)(L)	32,804	477,626
Vishay Precision Group, Inc. (I)	2,317	33,504
Wintek Corp. (I)	99,000	49,170
WPG Holdings Company, Ltd.	80,000	95,368
Yaskawa Electric Corp.	12,000	146,242
Yokogawa Electric Corp.	10,900	129,652
Zhen Ding Technology Holding, Ltd.	11,350	29,072
Zygo Corp. (I)	2,919	46,441

		35,368,581
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (I)	31,179	1,437,975
Angie’s List, Inc. (I)	6,311	148,056
AOL, Inc. (I)	19,156	663,947
Bankrate, Inc. (I)	8,239	117,900
Blucora, Inc. (I)	7,094	129,466
Carbonite, Inc. (I)	2,102	22,218
comScore, Inc. (I)	6,384	126,276
Constant Contact, Inc. (I)	5,277	78,733
Cornerstone OnDemand, Inc. (I)	5,923	240,711
CoStar Group, Inc. (I)(L)	4,949	553,348
Dealertrack Technologies, Inc. (I)	7,516	242,316
Demand Media, Inc. (I)	5,256	45,044
Demandware, Inc. (I)	1,152	35,263
Dena Company, Ltd. (L)	5,900	124,479
Dice Holdings, Inc. (I)(L)	7,696	69,418
Digital River, Inc. (I)	6,738	117,713
EarthLink, Inc.	18,938	112,302
eBay, Inc. (I)	204,438	11,060,096
Envestnet, Inc. (I)	3,774	86,727
Equinix, Inc. (I)(L)	12,104	2,452,755
ExactTarget, Inc. (I)	1,685	38,772
Google, Inc., Class A (I)	46,784	40,721,261
Gree, Inc. (L)	5,300	52,887
Internap Network Services Corp. (I)	9,357	74,669
IntraLinks Holdings, Inc. (I)	6,565	40,309
Ipass, Inc. (I)	10,212	17,360
j2 Global, Inc.	8,122	332,109
Keynote Systems, Inc.	3,336	42,034
Limelight Networks, Inc. (I)	11,466	27,174
Liquidity Services, Inc. (I)(L)	4,177	167,122
LivePerson, Inc. (I)	9,878	91,273
LogMeIn, Inc. (I)	4,039	102,793
Market Leader, Inc. (I)	4,231	45,272

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Millennial Media, Inc. (I)	2,022	$15,954
Monster Worldwide, Inc. (I)(L)	50,796	280,902
Move, Inc. (I)	7,096	80,823
NHN Corp.	2,245	604,256
NIC, Inc.	11,401	190,625
Open Text Corp. (L)	1,846	125,619
OpenTable, Inc. (I)	3,958	263,999
Perficient, Inc. (I)	6,025	75,915
QuinStreet, Inc. (I)	5,744	44,459
Rackspace Hosting, Inc. (I)	27,471	1,030,987
RealNetworks, Inc. (I)	4,601	33,403
Responsys, Inc. (I)(L)	6,377	62,367
SciQuest, Inc. (I)	3,146	72,201
Shutterstock, Inc. (I)(L)	981	46,441
SPS Commerce, Inc. (I)	2,275	122,782
Stamps.com, Inc. (I)	2,490	94,919
support.com, Inc. (I)	9,013	43,082
Tencent Holdings, Ltd.	93,600	3,691,768
The Active Network, Inc. (I)(L)	6,799	45,485
Travelzoo, Inc. (I)	1,381	39,690
Trulia, Inc. (I)(L)	1,407	43,251
United Internet AG	7,403	210,542
United Online, Inc.	16,183	110,206
Unwired Planet, Inc. (I)	16,335	33,650
ValueClick, Inc. (I)	30,896	813,801
VeriSign, Inc. (I)(L)	26,665	1,254,322
VistaPrint NV (I)(L)	6,000	275,700
Vocus, Inc. (I)	3,681	32,172
Web.com Group, Inc. (I)(L)	6,291	132,048
WebMD Health Corp. (I)	8,941	263,938
XO Group, Inc. (I)	4,742	49,032
Xoom Corp. (I)	1,358	25,272
Yahoo Japan Corp.	820	372,828
Yahoo!, Inc. (I)	169,791	4,465,503
Yelp, Inc. (I)	1,489	44,387
Zillow, Inc., Class A (I)	615	34,526
Zix Corp. (I)	11,707	46,711

		74,791,344
IT Services - 2.8%
Accenture PLC, Class A	112,889	9,269,316
Acxiom Corp. (I)	31,917	701,855
Alliance Data Systems Corp. (I)	12,412	2,198,041
Amadeus IT Holding SA, A Shares	9,045	275,748
AtoS (L)	3,570	258,955
Automatic Data Processing, Inc.	84,982	5,839,963
Broadridge Financial Solutions, Inc.	30,307	822,532
CACI International, Inc., Class A (I)(L)	3,976	255,021
Cap Gemini SA	9,421	455,647
Cardtronics, Inc. (I)	7,848	223,903
Cass Information Systems, Inc. (L)	1,775	79,662
CGI Group, Inc., Class A (I)	6,701	205,150
CIBER, Inc. (I)	13,456	54,900
Cielo SA	25,920	654,959
Cognizant Technology
Solutions Corp., Class A (I)	52,869	3,417,981
Computer Sciences Corp.	26,684	1,190,373
Computer Task Group, Inc.	2,757	61,536
Computershare, Ltd.	22,977	243,972
Convergys Corp. (L)	45,480	826,372
CoreLogic, Inc. (I)	24,255	635,481
CSG Systems International, Inc. (I)	6,097	131,878
DST Systems, Inc.	7,434	506,850
Euronet Worldwide, Inc. (I)	9,002	274,561

240

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
ExlService Holdings, Inc. (I)	4,162	$122,071
Fidelity National Information Services, Inc.	51,343	2,305,301
Fiserv, Inc. (I)	23,377	2,037,539
Forrester Research, Inc.	2,561	92,785
Gartner, Inc. (I)	23,213	1,314,088
Global Cash Access Holdings, Inc. (I)	12,061	79,603
Global Payments, Inc.	19,540	937,138
Heartland Payment Systems, Inc. (L)	6,830	218,970
Higher One Holdings, Inc. (I)(L)	5,281	57,563
IBM Corp.	183,552	38,182,487
iGATE Corp. (I)(L)	5,870	85,174
Infosys, Ltd., ADR (L)	67,300	2,809,775
Itochu Techno-Science Corp.	1,600	68,648
Jack Henry & Associates, Inc.	21,418	1,005,147
Lender Processing Services, Inc.	21,116	698,728
Lionbridge Technologies, Inc. (I)	10,235	30,296
ManTech International Corp., Class A (L)	10,079	273,040
Mastercard, Inc., Class A	18,500	10,549,625
MAXIMUS, Inc.	5,922	441,959
ModusLink Global Solutions, Inc. (I)	7,534	21,623
MoneyGram International, Inc. (I)	3,909	76,929
NeuStar, Inc., Class A (I)	16,404	794,938
Nomura Research Institute, Ltd.	6,200	179,061
NTT Data Corp.	75	251,422
Otsuka Corp.	1,100	102,078
Paychex, Inc. (L)	56,706	2,111,164
PRGX Global, Inc. (I)	5,351	29,323
SAIC, Inc. (L)	50,687	734,962
Sapient Corp. (I)	21,749	280,127
ServiceSource International, Inc. (I)	8,815	71,842
SK C&C Company, Ltd.	1,267	114,206
Sykes Enterprises, Inc. (I)	7,045	111,381
Syntel, Inc.	2,723	174,027
TeleTech Holdings, Inc. (I)	4,055	91,197
Teradata Corp. (I)(L)	29,044	1,619,203
The Hackett Group, Inc.	5,612	28,284
The Western Union Company	99,652	1,632,300
Total Systems Services, Inc.	28,591	672,174
Unisys Corp. (I)	7,788	160,822
VeriFone Systems, Inc. (I)	26,836	626,084
Virtusa Corp. (I)	3,390	79,529
Visa, Inc., Class A	90,359	16,096,552
WEX, Inc. (I)	16,437	1,214,201
Wipro, Ltd., ADR (L)	165,491	1,262,696

		118,430,718
Office Electronics - 0.1%
Brother Industries, Ltd.	12,900	147,535
Canon, Inc.	62,700	2,158,087
Konica Minolta Holdings, Inc.	26,000	185,911
Ricoh Company, Ltd.	35,000	407,598
Xerox Corp.	214,204	1,882,853
Zebra Technologies Corp., Class A (I)	12,652	577,690

		5,359,674
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (I)	7,038	129,499
Advanced Micro Devices, Inc. (I)(L)	103,934	415,736
Advanced Semiconductor Engineering, Inc.	350,095	301,039
Advantest Corp.	8,100	123,683
Alpha & Omega Semiconductor, Ltd. (I)	3,263	25,745
Altera Corp.	56,034	1,859,768
Amkor Technology, Inc. (I)(L)	12,815	58,180
ANADIGICS, Inc. (I)	15,395	31,714

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.	53,629	$2,463,180
Applied Materials, Inc.	210,327	3,196,970
Applied Micro Circuits Corp. (I)	11,588	89,343
ARM Holdings PLC	98,091	1,431,979
ASM Pacific Technology, Ltd.	12,800	153,129
ASML Holding NV	10,709	883,023
ASML Holding NV, ADR	6,215	505,055
Atmel Corp. (I)	108,921	857,208
ATMI, Inc. (I)	5,657	135,033
Axcelis Technologies, Inc. (I)	20,568	32,909
AXT, Inc. (I)	7,168	20,357
Broadcom Corp., Class A	91,730	3,294,024
Brooks Automation, Inc.	11,475	122,209
Cabot Microelectronics Corp. (I)(L)	4,244	151,723
Cavium, Inc. (I)	8,691	284,717
Ceva, Inc. (I)	4,061	68,103
Cirrus Logic, Inc. (I)(L)	11,313	206,462
Cohu, Inc.	3,863	42,725
Cree, Inc. (I)	29,048	1,811,143
Cypress Semiconductor Corp. (I)(L)	33,304	374,337
Diodes, Inc. (I)	6,330	149,388
DSP Group, Inc. (I)	4,424	35,127
Entegris, Inc. (I)	24,185	252,008
Entropic Communications, Inc. (I)(L)	15,958	68,300
Epistar Corp. (I)	49,000	95,270
Exar Corp. (I)(L)	6,712	75,711
Fairchild Semiconductor International, Inc. (I)	31,610	458,661
First Solar, Inc. (I)(L)	20,881	1,135,509
FormFactor, Inc. (I)	8,871	52,250
GCL-Poly Energy Holdings, Ltd.	684,000	158,890
GSI Technology, Inc. (I)	4,134	23,150
GT Advanced Technologies, Inc. (I)(L)	20,617	91,746
Hermes Microvision, Inc.	2,000	64,584
Hittite Microwave Corp. (I)	5,513	299,246
Infineon Technologies AG	71,900	610,586
Inphi Corp. (I)	4,182	42,698
Integrated Device Technology, Inc. (I)	61,355	522,745
Integrated Silicon Solution, Inc. (I)	5,525	59,781
Intel Corp.	866,608	21,041,242
International Rectifier Corp. (I)(L)	29,184	641,464
Intersil Corp., Class A	53,803	441,185
IXYS Corp.	4,531	51,653
Kinsus Interconnect Technology Corp.	15,000	53,694
KLA-Tencor Corp.	29,120	1,639,165
Kopin Corp. (I)	13,065	46,381
Lam Research Corp. (I)	28,444	1,330,610
Lattice Semiconductor Corp. (I)	20,563	105,899
Linear Technology Corp.	40,764	1,528,650
LSI Corp. (I)	95,046	703,340
LTX-Credence Corp. (I)	8,665	49,131
Macronix International	197,405	48,014
Mattson Technology, Inc. (I)	12,353	24,335
MaxLinear, Inc., Class A (I)	4,829	30,471
MediaTek, Inc.	67,000	826,381
Micrel, Inc.	8,771	87,271
Microchip Technology, Inc. (L)	34,245	1,249,258
Micron Technology, Inc. (I)	179,056	2,091,374
Microsemi Corp. (I)	15,624	342,634
Mindspeed Technologies, Inc. (I)(L)	6,797	22,090
MKS Instruments, Inc.	9,226	259,712
Monolithic Power Systems, Inc. (L)	5,641	138,599
MoSys, Inc. (I)	6,735	30,644
MStar Semiconductor, Inc.	12,000	99,966

241

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Nanometrics, Inc. (I)(L)	4,115	$59,462
Novatek Microelectronics Corp., Ltd.	29,000	146,125
NVE Corp. (I)(L)	870	45,005
NVIDIA Corp.	109,500	1,586,655
OmniVision Technologies, Inc. (I)	9,289	171,568
PDF Solutions, Inc. (I)	4,475	82,027
Pericom Semiconductor Corp. (I)	4,376	30,676
Phison Electronics Corp.	7,000	59,250
Photronics, Inc. (I)(L)	10,700	81,641
PLX Technology, Inc. (I)	8,208	37,100
Power Integrations, Inc. (L)	5,022	214,389
Powertech Technology, Inc. (I)	39,000	70,015
QuickLogic Corp. (I)(L)	9,391	22,163
Radiant Opto-Electronics Corp.	25,510	95,822
Rambus, Inc. (I)	19,721	155,401
Realtek Semiconductor Corp. (I)	25,180	63,335
RF Micro Devices, Inc. (I)	118,391	653,518
Richtek Technology Corp.	7,000	34,293
Rohm Company, Ltd.	5,000	181,156
Rubicon Technology, Inc. (I)(L)	3,173	26,875
Rudolph Technologies, Inc. (I)(L)	5,842	71,623
Samsung Electronics Company, Ltd.	6,007	8,100,886
Semtech Corp. (I)	27,928	1,020,489
Sigma Designs, Inc. (I)	6,681	30,666
Silicon Image, Inc. (I)	14,570	88,731
Silicon Laboratories, Inc. (I)	9,553	410,397
Siliconware Precision Industries Company (I)	170,000	198,450
SK Hynix, Inc. (I)	28,200	791,975
Skyworks Solutions, Inc. (I)	47,677	1,137,573
Spansion, Inc., Class A (I)	8,488	116,286
STMicroelectronics NV	37,511	346,616
Sumco Corp.	5,800	69,829
SunEdison, Inc. (I)	98,059	791,336
SunPower Corp. (I)(L)	6,826	131,742
Supertex, Inc.	1,987	44,012
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,443,000	5,248,861
Teradyne, Inc. (I)(L)	33,696	604,506
Tessera Technologies, Inc.	9,145	189,759
Texas Instruments, Inc.	193,599	6,948,268
Tokyo Electron, Ltd.	9,200	453,923
Transcend Information, Inc.	8,000	26,200
TriQuint Semiconductor, Inc. (I)	29,768	209,567
Ultra Clean Holdings (I)	5,755	33,437
Ultratech, Inc. (I)	4,629	168,773
United Microelectronics Corp.	708,000	309,801
Veeco Instruments, Inc. (I)(L)	6,809	288,634
Volterra Semiconductor Corp. (I)	4,389	61,709
Xilinx, Inc.	45,844	1,863,559

		89,721,890
Software - 2.8%
Accelrys, Inc. (I)	10,261	85,577
ACI Worldwide, Inc. (I)	16,786	780,717
Actuate Corp. (I)	8,941	60,352
Adobe Systems, Inc. (I)	87,383	3,749,605
Advent Software, Inc. (I)	13,477	447,167
American Software, Inc., Class A	4,653	39,551
ANSYS, Inc. (I)	23,059	1,717,896
Aspen Technology, Inc. (I)	16,394	501,984
Autodesk, Inc. (I)	39,361	1,485,091
AVG Technologies NV (I)	1,418	25,850
Blackbaud, Inc.	8,018	243,266
BMC Software, Inc. (I)	23,018	1,042,600

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Bottomline Technologies, Inc. (I)(L)	6,715	$185,535
BroadSoft, Inc. (I)(L)	4,889	135,523
CA, Inc.	58,543	1,598,809
Cadence Design Systems, Inc. (I)(L)	69,983	1,058,843
Callidus Software, Inc. (I)	6,841	41,114
Citrix Systems, Inc. (I)	32,656	2,101,414
CommVault Systems, Inc. (I)	18,452	1,291,640
Compuware Corp.	52,765	592,551
Comverse, Inc. (I)	3,959	118,216
Concur Technologies, Inc. (I)(L)	11,343	915,720
Dassault Systemes SA (L)	3,930	494,232
Digimarc Corp.	1,676	38,565
Ebix, Inc.	5,096	101,105
Electronic Arts, Inc. (I)	52,406	1,204,814
Ellie Mae, Inc. (I)	4,417	98,897
EPIQ Systems, Inc.	5,878	71,300
ePlus, Inc.	735	36,552
FactSet Research Systems, Inc. (L)	10,137	995,352
Fair Isaac Corp.	14,818	727,267
FleetMatics Group PLC (I)	1,560	46,410
Glu Mobile Inc. (I)(L)	9,936	26,927
Guidance Software, Inc. (I)	2,639	24,332
Guidewire Software, Inc. (I)	3,610	147,866
Imperva, Inc. (I)	1,874	74,641
Infoblox, Inc. (I)	1,389	33,794
Informatica Corp. (I)	26,762	973,066
Interactive Intelligence Group (I)	2,613	131,173
Intuit, Inc.	48,806	2,852,223
Jive Software, Inc. (I)	3,145	53,151
Konami Corp.	5,900	143,988
Manhattan Associates, Inc. (I)	3,578	268,457
Mentor Graphics Corp.	39,891	757,530
MICROS Systems, Inc. (I)(L)	19,671	830,116
Microsoft Corp.	1,320,819	46,070,167
MicroStrategy, Inc., Class A (I)	1,520	139,050
Monotype Imaging Holdings, Inc. (L)	6,493	147,781
NCSoft Corp.	867	119,752
Netscout Systems, Inc. (I)	6,565	159,858
Nexon Company, Ltd.	6,600	69,951
Nintendo Company, Ltd.	5,900	581,865
Oracle Corp.	646,979	21,842,011
Oracle Corp. Japan	2,500	98,445
Pegasystems, Inc.	3,003	97,087
Progress Software Corp. (I)	10,243	240,813
PROS Holdings, Inc. (I)	3,889	112,509
PTC, Inc. (I)	50,678	1,272,525
QLIK Technologies, Inc. (I)	15,052	463,000
Qualys, Inc. (I)	1,646	23,044
RealPage, Inc. (I)(L)	6,401	121,875
Red Hat, Inc. (I)	33,847	1,632,441
Rosetta Stone, Inc. (I)	1,976	33,632
Rovi Corp. (I)	25,945	669,381
Salesforce.com, Inc. (I)	94,420	3,996,799
SAP AG (L)	62,979	4,796,861
Seachange International, Inc. (I)	5,070	54,553
SolarWinds, Inc. (I)	15,312	645,401
Solera Holdings, Inc.	17,125	937,936
Sourcefire, Inc. (I)(L)	5,186	290,209
SS&C Technologies Holdings, Inc. (I)	5,943	187,977
Symantec Corp.	120,745	2,703,481
Synchronoss Technologies, Inc. (I)(L)	4,912	153,991
Synopsys, Inc. (I)	38,218	1,393,046
Take-Two Interactive Software, Inc. (I)	13,770	229,133

242

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Tangoe, Inc. (I)(L)	5,444	$81,170
Telenav, Inc. (I)	3,081	15,682
The Sage Group PLC (I)	89,626	495,196
TIBCO Software, Inc. (I)	38,661	824,639
TiVo, Inc. (I)	21,960	284,162
Totvs SA	8,600	148,446
Trend Micro, Inc.	6,100	185,864
Tyler Technologies, Inc. (I)	5,273	363,890
Ultimate Software Group, Inc. (I)	4,673	520,105
VASCO Data Security International, Inc. (I)	5,075	42,529
Verint Systems, Inc. (I)	8,884	298,236
VirnetX Holding Corp. (I)(L)	7,420	175,780
Websense, Inc. (I)	6,790	168,732

		121,239,784

		618,484,420
Materials - 4.7%
Chemicals - 2.5%
A. Schulman, Inc.	5,221	150,887
ADA-ES, Inc. (I)	1,678	62,673
Agrium, Inc.	4,532	419,038
Air Liquide SA	18,773	2,395,222
Air Products & Chemicals, Inc.	36,284	3,425,572
Air Water, Inc.	9,000	126,749
Airgas, Inc.	12,073	1,242,191
Akzo Nobel NV	8,338	532,345
Albemarle Corp. (L)	22,119	1,480,203
Alpek SA de CV	16,800	33,026
American Vanguard Corp.	4,944	150,594
Arabian American Development Company (I)	4,133	30,584
Arkema SA	3,764	382,558
Asahi Kasei Corp.	71,000	479,548
Ashland, Inc.	18,249	1,622,701
Axiall Corp.	12,195	526,214
Balchem Corp.	5,189	249,124
BASF SE	62,412	6,098,493
Cabot Corp.	14,849	607,918
Calgon Carbon Corp. (I)(L)	9,645	174,189
CF Industries Holdings, Inc.	11,035	2,107,244
Chase Corp.	997	19,691
Cheil Industries, Inc.	2,585	208,608
Chemtura Corp. (I)	17,338	397,560
China BlueChemical, Ltd., H Shares	162,000	99,304
China Petrochemical Development Corp.	105,775	54,905
Croda International PLC	9,707	362,152
Cytec Industries, Inc.	11,150	796,891
Daicel Corp.	17,000	136,171
Denki Kagaku Kogyo KK	28,000	93,590
E.I. du Pont de Nemours & Company	163,667	9,130,982
Eastman Chemical Company	26,959	1,933,499
Ecolab, Inc.	46,492	3,927,179
EMS-Chemie Holding AG	457	135,780
Eternal Chemical Company, Ltd.	47,000	35,297
Ferro Corp. (I)	14,989	102,825
Flotek Industries, Inc. (I)	8,763	152,389
FMC Corp.	24,096	1,511,060
Formosa Chemicals & Fibre Corp.	183,000	429,128
Formosa Plastics Corp.	233,000	538,089
FutureFuel Corp.	3,349	46,819
Givaudan AG (I)	481	617,457
H.B. Fuller Company	8,746	363,571
Hanwha Chemical Corp.	4,664	73,989
Hanwha Corp.	2,680	74,821

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Hawkins, Inc. (L)	1,606	$64,047
Hitachi Chemical, Ltd.	6,100	96,136
Huabao International Holdings, Ltd.	189,000	82,385
Hyosung Corp.	1,251	65,535
Incitec Pivot, Ltd.	79,633	219,853
Indorama Ventures PCL	97,100	70,560
Innophos Holdings, Inc.	3,863	195,391
Innospec, Inc.	4,064	166,746
International Flavors & Fragrances, Inc.	14,331	1,150,636
Intrepid Potash, Inc. (L)	13,315	250,056
Johnson Matthey PLC	14,615	561,805
JSR Corp.	10,000	194,439
K&S AG	11,857	500,588
Kaneka Corp.	17,000	102,930
Kansai Paint Company, Ltd.	13,000	169,586
KMG Chemicals, Inc.	1,800	39,978
Koninklijke DSM NV	5,371	349,667
Koppers Holdings, Inc.	3,678	151,423
Kraton Performance Polymers, Inc. (I)	5,767	119,608
Kumho Petrochemical Company, Ltd.	743	61,771
Kuraray Company, Ltd.	19,200	272,216
Landec Corp. (I)	4,495	63,110
Lanxess AG	5,786	430,469
LCY Chemical Corp.	30,000	38,377
LG Chem, Ltd.	2,523	605,356
Linde AG (L)	12,683	2,434,157
Lotte Chemical Corp.	936	135,458
LSB Industries, Inc. (I)	3,364	113,602
LyondellBasell Industries NV, Class A (L)	66,522	4,433,691
Mexichem SAB de CV	37,000	170,113
Minerals Technologies, Inc.	14,934	636,188
Mitsubishi Chemical Holdings Corp.	76,000	362,140
Mitsubishi Gas & Chemicals Company, Inc.	22,000	157,125
Mitsui Chemicals, Inc.	49,000	110,809
Monsanto Company	93,867	9,446,775
Nan Ya Plastics Corp.	280,000	568,293
NewMarket Corp. (L)	2,672	732,769
Nitto Denko Corp.	9,300	555,242
OCI Company, Ltd.	829	107,152
Olin Corp. (L)	33,949	846,349
OM Group, Inc. (I)	5,740	168,412
OMNOVA Solutions, Inc. (I)	8,155	60,429
Orica, Ltd.	17,930	380,918
Oriental Union Chemical Corp.	31,000	30,318
Petronas Chemicals Group BHD	241,045	511,319
PolyOne Corp.	17,432	447,828
Potash Corp. of Saskatchewan, Inc.	26,015	1,100,321
PPG Industries, Inc.	25,017	3,842,861
Praxair, Inc.	51,877	5,931,097
PTT Global Chemical PCL	44,300	106,091
PTT Global Chemical PCL	117,893	283,294
Quaker Chemical Corp.	2,288	148,240
RPM International, Inc.	32,915	1,090,474
Sensient Technologies Corp.	21,176	873,934
Shin-Etsu Chemical Company, Ltd.	22,800	1,433,824
Showa Denko KK	79,000	121,214
Sigma-Aldrich Corp. (L)	21,075	1,763,135
Sika AG	123	303,344
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	214,066	77,680
Solvay SA	2,070	295,692
Stepan Company	3,145	169,924
Sumitomo Chemical Company, Ltd.	84,000	264,560

243

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Syngenta AG	5,455	$2,140,566
Taiwan Fertilizer Company, Ltd.	48,000	124,523
Taiyo Nippon Sanso Corp.	13,000	91,136
Teijin, Ltd.	53,000	120,794
The Dow Chemical Company	210,983	7,270,474
The Mosaic Company	48,469	2,947,885
The Scotts Miracle-Gro Company, Class A (L)	9,617	454,596
The Sherwin-Williams Company	15,026	2,832,852
Toray Industries, Inc.	82,000	562,846
Tredegar Corp.	4,254	106,180
TSRC Corp.	31,800	63,941
Ube Industries, Ltd.	56,000	108,606
Umicore SA	4,076	193,466
Uralkali OJSC, GDR (London Exchange)	7,391	266,775
Uralkali OSJC, GDR	6,298	227,673
Valspar Corp.	20,816	1,491,883
Yingde Gases	84,500	90,825
Zep, Inc.	4,274	70,863
Zoltek Companies, Inc. (I)	5,026	64,232

		109,006,386
Construction Materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	111,710	365,379
Asia Cement Corp.	118,190	145,570
BBMG Corp., H Shares	98,500	71,205
Boral, Ltd.	38,067	164,317
Cemex SAB de CV (I)	381,056	440,451
China National Building Material
Company, Ltd., H Shares	262,000	279,896
China Resources Cement Holdings, Ltd.	166,000	86,893
China Shanshui Cement Group, Ltd.	165,000	86,855
CRH PLC	53,884	1,137,669
Eagle Materials, Inc.	20,299	1,497,051
Headwaters, Inc. (I)	12,763	135,415
HeidelbergCement AG	9,623	730,276
Holcim, Ltd. (I)	13,392	1,039,368
Imerys SA	1,708	106,037
Indocement Tunggal Prakarsa Tbk PT	45,720	110,578
James Hardie Industries, Ltd.	21,314	201,367
Lafarge Malayan Cement BHD	29,566	103,319
Lafarge SA	11,236	803,368
Martin Marietta Materials, Inc.	11,428	1,245,995
PPC, Ltd.	19,783	63,399
Semen Gresik Persero Tbk PT	90,692	166,158
Siam Cement PCL	5,369	82,484
Siam Cement PCL (Foreign Registered Shares)	12,784	194,823
Taiheiyo Cement Corp.	60,000	173,670
Taiwan Cement Corp.	183,000	239,597
Texas Industries, Inc. (I)(L)	3,906	278,927
Ultratech Cement, Ltd., GDR (L)	3,420	113,726
Vulcan Materials Company (L)	22,746	1,218,731

		11,282,524
Containers & Packaging - 0.3%
AEP Industries, Inc. (I)	806	67,285
Amcor, Ltd.	57,625	541,408
Aptargroup, Inc. (L)	16,425	931,626
Ball Corp.	26,424	1,140,460
Bemis Company, Inc. (L)	17,740	694,521
Berry Plastics Group, Inc. (I)	5,250	110,303
Boise, Inc.	17,791	143,395
Graphic Packaging Holding Company (I)	25,594	196,818
Greif, Inc., Class A (L)	7,541	392,886

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging (continued)
MeadWestvaco Corp.	30,796	$1,077,860
Myers Industries, Inc.	6,158	90,584
Owens-Illinois, Inc. (I)	29,170	800,717
Packaging Corp. of America	24,342	1,192,758
Rexam PLC	53,791	430,044
Rock-Tenn Company, Class A	17,804	1,758,679
Sealed Air Corp.	34,447	827,417
Silgan Holdings, Inc.	11,241	525,742
Sonoco Products Company	25,062	877,671
Toyo Seikan Kaisha, Ltd.	8,100	113,294

		11,913,468
Metals & Mining - 1.4%
A. M. Castle & Company (I)(L)	2,925	51,773
African Rainbow Minerals, Ltd.	3,988	70,889
Agnico-Eagle Mines, Ltd.	5,279	171,596
AK Steel Holding Corp. (L)	24,440	84,807
Alcoa, Inc. (L)	187,057	1,589,985
Allegheny Technologies, Inc.	19,182	528,848
Alumina, Ltd. (I)	118,564	115,379
Aluminum Corp. of China, Ltd., H Shares (I)	348,780	140,671
AMCOL International Corp. (L)	4,579	146,391
Angang Steel Company, Ltd., H Shares (I)	109,012	58,431
Anglo American Platinum, Ltd. (I)	2,880	93,130
Anglo American PLC	98,447	2,231,374
AngloGold Ashanti, Ltd.	16,228	293,727
Antofagasta PLC	26,970	378,434
ArcelorMittal	61,595	775,670
ArcelorMittal South Africa, Ltd. (I)	10,990	31,592
Assore, Ltd.	976	34,498
Barrick Gold Corp. (L)	30,555	641,898
BHP Billiton PLC	149,574	4,328,362
BHP Billiton, Ltd.	155,691	5,073,793
Boliden AB	10,298	147,130
Carpenter Technology Corp.	11,007	530,097
Centerra Gold, Inc.	5,250	19,344
Century Aluminum Company (I)	8,981	89,002
China Steel Corp.	700,120	593,380
Cia Siderurgica Nacional SA	54,300	166,566
Cliffs Natural Resources, Inc. (L)	26,520	478,421
Coeur d’Alene Mines Corp. (I)	15,629	221,776
Commercial Metals Company	28,941	446,270
Compass Minerals International, Inc. (L)	8,240	719,022
Daido Steel Company, Ltd.	19,000	101,884
Eldorado Gold Corp.	21,334	172,442
Eregli Demir ve Celik Fabrikalari TAS	383,387	455,473
Eurasian Natural Resources Corp. PLC	15,684	56,914
Evraz PLC	22,347	45,570
Feng Hsin Iron & Steel Company	43,000	83,005
First Quantum Minerals, Ltd.	16,518	295,707
Fortescue Metals Group, Ltd. (L)	70,435	223,155
Fosun International, Ltd.	160,000	133,837
Franco-Nevada Corp.	4,496	187,603
Freeport-McMoRan Copper & Gold, Inc.	166,576	5,172,174
Fresnillo PLC	13,110	228,909
General Moly, Inc. (I)(L)	12,075	25,961
Glencore International PLC (I)	731,386	3,565,873
Globe Specialty Metals, Inc. (L)	11,058	135,682
Gold Fields, Ltd.	31,007	188,802
Gold Resource Corp.	5,428	52,109
Goldcorp, Inc.	24,750	734,562
Golden Minerals Company (I)	6,055	10,596
Golden Star Resources, Ltd. (I)(L)	46,410	32,705
Grupo Mexico SAB de CV, Series B	129,600	429,016

244

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Handy & Harman, Ltd. (I)	1,027	$16,566
Harmony Gold Mining Company, Ltd.	17,269	71,576
Haynes International, Inc.	2,215	108,402
Hecla Mining Company (L)	49,424	189,294
Hitachi Metals, Ltd.	10,000	103,374
Horsehead Holding Corp. (I)	8,070	92,886
Hyundai Hysco Company, Ltd.	2,070	63,269
Hyundai Steel Company	3,170	200,481
IAMGOLD Corp.	11,665	61,096
Iluka Resources, Ltd.	20,169	213,255
Impala Platinum Holdings, Ltd.	22,419	235,133
Industrias CH SAB de CV, Series B (I)	7,300	52,272
Industrias Penoles SAB de CV	4,990	189,767
JFE Holdings, Inc.	27,700	571,607
Jiangxi Copper Company, Ltd., H Shares	121,925	236,376
Kaiser Aluminum Corp. (L)	3,432	217,726
Kazakhmys PLC	13,154	64,097
Kinross Gold Corp.	34,405	225,661
Kobe Steel, Ltd. (I)	144,000	190,373
Korea Zinc Company, Ltd.	451	129,124
Koza Altin Isletmeleri AS	13,702	240,087
Kumba Iron Ore, Ltd. (L)	3,598	184,661
Maruichi Steel Tube, Ltd.	3,700	91,484
Materion Corp. (L)	3,667	109,277
McEwen Mining, Inc. (I)	38,007	96,918
Mechel, ADR	11,522	34,566
Midway Gold Corp. (I)(L)	23,385	25,256
Minera Frisco SAB de CV, Class A1 (I)	18,100	67,282
Mitsubishi Materials Corp.	58,000	185,449
MMC Norilsk Nickel OJSC, ADR	3,197	46,374
MMC Norilsk Nickel OJSC, ADR (London
Stock Exchange)	3,185	45,955
MMC Norilsk Nickel OJSC, ADR
(Russian Exchange)	17,990	260,495
MMG, Ltd. (I)	128,000	34,934
New Gold, Inc (I)	14,288	97,160
Newcrest Mining, Ltd.	37,697	514,972
Newmont Mining Corp.	86,991	2,982,051
Nippon Steel Corp.	428,002	1,077,462
Noranda Aluminum Holding Corp.	6,155	24,866
Northam Platinum, Ltd. (I)	10,689	37,937
Novolipetsk Steel OJSC	5,435	75,249
Novolipetsk Steel OJSC, GDR	2,636	36,719
Nucor Corp.	55,574	2,473,599
Olympic Steel, Inc.	1,753	44,403
Osisko Mining Corp. (I)	14,116	60,726
OZ Minerals, Ltd.	13,387	50,672
Pan American Silver Corp.	4,985	60,681
Paramount Gold and Silver Corp. (I)(L)	24,085	36,128
POSCO	3,605	1,023,876
Randgold Resources, Ltd.	6,281	494,096
Reliance Steel & Aluminum Company	18,907	1,243,513
Rio Tinto PLC	95,172	4,106,352
Rio Tinto, Ltd.	20,982	1,088,924
Royal Gold, Inc. (L)	16,189	886,510
RTI International Metals, Inc. (I)(L)	5,317	154,246
Salzgitter AG	3,124	119,010
Schnitzer Steel Industries, Inc., Class A (L)	4,537	112,064
Severstal OAO, GDR (I)	4,568	35,859
Severstal OAO, GDR Reg S	13,049	100,394
Shougang Fushan Resources Group, Ltd.	276,000	110,530
Sibanye Gold, Ltd. (I)	42,995	36,008
Silver Wheaton Corp.	11,267	267,235

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Sims Metal Management, Ltd.	9,381	$86,289
Steel Dynamics, Inc.	54,756	839,957
Sterlite Industries India, Ltd., ADR	161,388	1,068,389
Stillwater Mining Company (I)(L)	20,378	244,332
Sumitomo Metal Mining Company, Ltd.	28,000	352,599
SunCoke Energy, Inc. (I)	12,407	192,309
Teck Resources, Ltd.	16,908	451,587
ThyssenKrupp AG (I)	27,076	543,118
Tung Ho Steel Enterprise Corp.	72,000	69,033
Turquoise Hill Resources, Ltd. (I)	12,028	80,283
U.S. Silica Holdings, Inc. (L)	2,103	46,455
United States Steel Corp. (L)	24,780	438,358
Universal Stainless & Alloy (I)	1,283	40,658
US Antimony Corp. (I)(L)	8,114	11,603
Vale SA	94,000	1,342,544
Vedanta Resources PLC	7,385	138,990
Vista Gold Corp. (I)	12,194	17,925
Voestalpine AG	8,449	277,451
Worthington Industries, Inc.	22,271	765,677
Yamana Gold, Inc.	23,063	271,840
Yamato Kogyo Company, Ltd.	3,100	94,489
Zhaojin Mining Industry Company, Ltd.,
H Shares	81,500	80,072
Zijin Mining Group Company, Ltd., H Shares	545,529	151,213

		62,195,721
Paper & Forest Products - 0.2%
Boise Cascade Company (I)	2,361	70,972
Buckeye Technologies, Inc.	6,946	258,877
Clearwater Paper Corp. (I)	4,127	197,394
Deltic Timber Corp.	1,825	115,158
Domtar Corp. (L)	8,678	628,895
Duratex SA	19,030	129,100
Fibria Celulose SA (I)	17,800	195,386
International Paper Company	77,326	3,568,595
KapStone Paper and Packaging Corp.	7,103	206,058
Lee & Man Paper Manufacturing, Ltd.	168,000	110,963
Louisiana-Pacific Corp. (I)	58,670	1,030,832
Neenah Paper, Inc.	2,950	92,660
Nine Dragons Paper Holdings, Ltd.	148,000	111,847
Nippon Paper Industries Company, Ltd. (L)	5,300	66,530
OJI Paper Company, Ltd.	43,000	150,097
P.H. Glatfelter Company	7,532	186,266
Resolute Forest Products, Inc. (I)	14,167	215,622
Sappi, Ltd. (I)	23,227	58,688
Schweitzer-Mauduit International, Inc.	5,474	263,080
Stora Enso OYJ, Series R (L)	40,416	291,583
UPM-Kymmene OYJ (L)	40,010	426,490
Wausau Paper Corp. (L)	8,098	94,585

		8,469,678

		202,867,777
Telecommunication Services - 3.1%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (I)(L)	12,807	105,914
American Tower Corp.	69,204	5,386,839
AT&T, Inc.	962,033	33,661,535
Atlantic Tele-Network, Inc.	1,598	79,532
BCE, Inc. (L)	7,619	342,387
Belgacom SA	5,092	112,650
Bell Aliant, Inc. (L)	2,203	59,561
BT Group PLC	561,584	2,563,827
Cbeyond, Inc. (I)	5,248	45,080

245

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
CenturyLink, Inc. (L)	109,569	$3,741,781
China Communications Services Corp., Ltd.,
H Shares	216,400	141,864
China Telecom Corp., Ltd., H Shares	1,272,396	596,723
China Unicom Hong Kong, Ltd.	436,416	598,789
Chunghwa Telecom Company, Ltd. (I)	224,000	712,560
Cincinnati Bell, Inc. (I)(L)	34,873	119,963
Cogent Communications Group, Inc.	8,277	227,535
Consolidated Communications Holdings, Inc.	6,950	118,289
Deutsche Telekom AG (L)	191,716	2,191,266
Elisa OYJ, Class A (L)	10,261	194,796
Fairpoint Communications, Inc. (I)(L)	3,959	33,652
France Telecom SA (L)	110,142	1,119,140
Frontier Communications Corp. (L)	177,313	734,076
General Communication, Inc., Class A (I)	6,528	56,728
Hawaiian Telcom Holdco, Inc. (I)	2,130	54,890
HickoryTech Corp.	2,125	22,270
HKT Trust and HKT, Ltd.	157,000	183,878
IDT Corp., Class B (I)	2,753	47,875
Iliad SA	1,384	288,153
inContact, Inc. (I)	6,777	49,201
Inmarsat PLC	32,199	299,052
Inteliquent, Inc.	5,556	32,336
Iridium Communications, Inc. (I)	8,834	62,986
Koninklijke KPN NV	34,259	65,367
KT Corp.	1,702	58,211
LG Uplus Corp. (I)	12,547	129,498
Lumos Networks Corp.	2,855	39,228
magicJack VocalTec, Ltd. (I)(L)	2,450	36,579
Nippon Telegraph & Telephone Corp.	24,300	1,197,799
Oi SA	17,401	35,504
ORBCOMM, Inc. (I)	6,974	27,338
PCCW, Ltd.	275,000	130,005
Portugal Telecom SGPS SA (L)	73,550	312,496
Premiere Global Services, Inc. (I)	9,027	108,775
Primus Telecommunications Group, Inc.	2,813	33,334
Rostelecom OJSC, ADR	10,372	193,666
Rostelecom OJSC, ADR	103	1,947
Singapore Telecommunications, Ltd.	175,950	520,676
Singapore Telecommunications, Ltd.
(Singapore Exchange)	393,000	1,163,439
Swisscom AG	1,364	580,506
TDC A/S	36,072	281,270
Telecom Italia SpA	493,700	305,036
Telecom Italia SpA (Italian Exchange)	767,870	593,805
Telefonica Czech Republic AS	4,840	70,439
Telefonica SA (I)	112,067	1,534,796
Telekom Austria AG	15,167	102,766
Telekom Malaysia BHD	93,918	166,371
Telekomunikasi Indonesia Persero Tbk PT	310,340	348,272
TeliaSonera AB	91,417	608,844
Telstra Corp., Ltd.	212,844	962,754
TELUS Corp.	6,566	228,694
Towerstream Corp. (I)	11,130	28,604
Turk Telekomunikasyon AS	185,192	714,565
tw telecom, Inc. (I)	37,751	1,077,036
Verizon Communications, Inc.	500,703	24,274,081
Vivendi SA	79,417	1,533,774
Vonage Holdings Corp. (I)	26,830	73,514
Windstream Corp. (L)	103,751	833,121
Xl Axiata Tbk PT	84,151	43,013
Ziggo NV	4,415	158,575

		92,558,826

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.9%
Advanced Info Service PCL	83,700	$727,105
America Movil SAB de CV, Series L	1,380,400	1,384,910
Axiata Group BHD	221,353	484,111
Boingo Wireless, Inc. (I)	3,043	22,062
China Mobile, Ltd.	552,470	5,757,515
Crown Castle International Corp. (I)	51,348	3,658,545
DiGi.Com BHD	269,120	413,502
Far EasTone
Telecommunications Company, Ltd. (I)	98,000	234,055
Globe Telecom, Inc.	2,628	96,287
Indosat Tbk PT	49,350	26,137
KDDI Corp.	30,000	1,355,836
Leap Wireless International, Inc. (I)	9,273	52,392
Maxis BHD	191,360	415,553
Millicom International Cellular SA	2,699	216,161
Mobile TeleSystems OJSC, ADR	26,059	502,157
MTN Group, Ltd.	70,530	1,278,999
NTELOS Holdings Corp.	3,111	50,927
NTT DOCOMO, Inc.	847	1,251,185
Philippine Long Distance Telephone Company	3,310	241,715
Reliance Communication, Ltd., GDR (S)	40,149	75,629
Rogers Communications, Inc., Class B (L)	11,590	525,421
Shenandoah Telecommunications Company	4,288	71,352
Sistema JSFC, GDR	2,633	50,264
Sistema JSFC, GDR (London Exchange)	6,570	123,555
SK Telecom Company, Ltd.	530	97,923
Softbank Corp.	52,600	2,630,903
Sprint Nextel Corp. (I)	527,425	3,850,203
StarHub, Ltd.	46,000	144,436
Taiwan Mobile Company, Ltd.	100,000	364,064
Tele2 AB, B Shares (I)(L)	12,000	50,548
Tele2 AB, B Shares
(Stockholm Exchange) (I)(L)	13,387	167,277
Telephone & Data Systems, Inc.	24,957	580,250
Tim Participacoes SA	61,700	234,493
Turkcell Iletisim Hizmetleri AS (I)	269,524	1,663,053
USA Mobility, Inc.	4,118	55,511
Vodacom Group, Ltd. (L)	15,627	173,020
Vodafone Group PLC	3,511,841	10,177,165

		39,204,221

		131,763,047
Utilities - 3.3%
Electric Utilities - 1.6%
Acciona SA	722	44,703
ALLETE, Inc.	6,707	317,375
American Electric Power Company, Inc.	85,081	3,898,411
Centrais Eletricas Brasileiras SA	19,400	50,090
Cheung Kong Infrastructure Holdings, Ltd.	35,000	243,533
Chubu Electric Power Company, Inc.	35,700	463,483
Cleco Corp.	25,674	1,168,424
CLP Holdings, Ltd.	116,500	980,230
CPFL Energia SA	17,000	179,937
Duke Energy Corp.	123,463	8,263,379
Edison International	57,062	2,621,428
EDP - Energias de Portugal SA	224,369	720,269
EDP - Energias do Brasil SA	17,000	98,343
El Paso Electric Company	7,184	257,115
Electricite de France SA (L)	14,317	323,538
Enel SpA	536,454	2,020,698
Entergy Corp.	31,191	2,148,436
Exelon Corp.	149,825	4,695,516

246

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Federal Grid Company Unified Energy System
JSC, GDR (S)(I)	22,040	$41,821
Federal Hydrogenerating Company JSC (I)	4,000	5,720
Federal Hydrogenerating Company
JSC, ADR (I)	74,690	107,598
FirstEnergy Corp.	73,259	2,857,834
Fortis, Inc. (L)	5,487	174,705
Fortum OYJ	34,273	640,892
Great Plains Energy, Inc.	38,149	861,023
Hawaiian Electric Industries, Inc. (L)	24,441	639,621
Hokkaido Electric Power Company, Inc. (I)	10,200	134,382
Hokuriku Electric Power Company	9,400	128,423
Iberdrola SA	130,278	692,975
IDACORP, Inc.	21,184	1,000,520
Korea Electric Power Corp. (I)	13,923	329,845
Kyushu Electric Power Company, Inc. (I)	23,500	322,450
Light SA	4,500	36,390
MGE Energy, Inc. (L)	3,653	194,961
NextEra Energy, Inc.	74,257	5,615,314
Northeast Utilities	55,067	2,294,642
NV Energy, Inc.	58,401	1,368,919
OGE Energy Corp.	24,479	1,661,390
Otter Tail Corp. (L)	6,343	173,291
Pepco Holdings, Inc.	40,575	842,743
Pinnacle West Capital Corp.	19,267	1,088,200
PNM Resources, Inc.	33,770	757,123
Portland General Electric Company	13,048	397,181
Power Assets Holdings, Ltd.	91,000	793,393
PPL Corp.	102,073	3,031,568
Red Electrica Corp. SA	3,010	159,288
Reliance Infrastructure, Ltd., GDR (S)	17,806	341,729
Shikoku Electric Power Company, Inc. (I)	9,300	152,147
SP AusNet	80,893	92,593
SSE PLC	68,058	1,591,419
Tenaga Nasional BHD	237,936	634,037
Terna Rete Elettrica Nazionale SpA	108,776	482,669
The Chugoku Electric Power Company, Inc.	16,500	225,919
The Empire District Electric Company	7,904	171,754
The Kansai Electric Power Company, Ltd. (I)	41,600	491,893
The Southern Company	152,255	6,683,995
Tohoku Electric Power Company, Inc. (I)	24,900	293,854
Tokyo Electric Power Company, Inc. (I)	79,900	486,942
UIL Holdings Corp.	8,891	346,393
Unitil Corp.	3,197	89,804
UNS Energy Corp.	6,980	327,222
Verbund AG, Class A (L)	4,719	97,975
Westar Energy, Inc.	31,481	998,577
Xcel Energy, Inc.	85,515	2,455,991

		70,812,033
Gas Utilities - 0.4%
AGL Resources, Inc.	20,825	881,522
APA Group, Ltd.	40,283	247,355
Atmos Energy Corp.	22,456	948,092
Chesapeake Utilities Corp.	2,016	106,747
China Gas Holdings, Ltd.	292,000	286,767
China Resources Gas Group, Ltd.	82,000	215,451
Delta Natural Gas Company, Inc.	1,125	24,446
Enagas SA	5,278	131,935
ENN Energy Holdings, Ltd.	68,000	383,546
GAIL India, Ltd., GDR	35,770	1,233,258
Gas Natural SDG SA	9,608	198,371
Hong Kong & China Gas Company, Ltd.	343,900	971,106
Korea Gas Corp.	1,299	63,737

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
National Fuel Gas Company	20,750	$1,269,900
New Jersey Resources Corp. (L)	7,209	327,144
Northwest Natural Gas Company (L)	4,748	202,882
ONEOK, Inc.	35,893	1,620,210
Osaka Gas Company, Ltd.	104,000	421,289
Perusahaan Gas Negara Persero Tbk PT	340,269	190,702
Petronas Gas BHD	50,299	342,710
Piedmont Natural Gas Company, Inc.	13,014	439,743
Questar Corp.	43,560	1,058,944
Snam SpA (L)	139,677	658,871
South Jersey Industries, Inc.	5,322	310,911
Southwest Gas Corp.	7,994	378,516
The Laclede Group, Inc.	4,056	191,970
Toho Gas Company, Ltd.	23,000	120,463
Tokyo Gas Company, Ltd.	137,000	738,660
UGI Corp.	28,150	1,075,049
WGL Holdings, Inc.	21,696	931,192

		15,971,489
Independent Power Producers & Energy Traders - 0.1%
Aboitiz Power Corp.	148,459	125,278
AES Corp.	108,407	1,322,565
Atlantic Power Corp. (L)	21,092	100,187
China Longyuan Power Group Corp., H Shares	244,000	243,197
China Resource Power Holdings, Ltd.	174,532	462,068
Datang International Power Generation
Company, Ltd., H Shares	279,136	114,137
Electric Power Development Company, Ltd.	6,500	205,705
Enel Green Power SpA	144,203	306,299
Energy Development Corp. (I)	635,244	92,588
Genie Energy, Ltd., B Shares	3,424	29,412
Glow Energy PCL	35,300	81,619
Huaneng Power International, Inc., H Shares	298,564	304,004
MPX Energia SA (I)	10,700	46,961
NRG Energy, Inc.	56,594	1,444,279
Ormat Technologies, Inc.	3,203	73,092
Tractebel Energia SA	11,700	199,607
TransAlta Corp. (L)	7,448	106,395

		5,257,393
Multi-Utilities - 1.1%
AGL Energy, Ltd.	26,838	367,454
Alliant Energy Corp.	27,528	1,356,029
Ameren Corp.	42,464	1,445,475
Avista Corp.	10,338	276,128
Black Hills Corp. (L)	18,705	887,926
Canadian Utilities, Ltd.	1,671	122,672
CenterPoint Energy, Inc.	74,830	1,734,559
Centrica PLC	369,090	2,127,687
CH Energy Group, Inc.	2,799	181,179
CMS Energy Corp.	46,329	1,248,567
Consolidated Edison, Inc.	51,301	2,927,748
Dominion Resources, Inc.	100,958	5,709,175
DTE Energy Company	30,211	2,012,355
E.ON AG	122,295	2,069,128
GDF Suez	79,801	1,609,551
Integrys Energy Group, Inc.	13,812	794,604
MDU Resources Group, Inc.	46,977	1,214,825
National Grid PLC	258,305	3,056,081
NiSource, Inc.	54,422	1,563,544
NorthWestern Corp.	6,425	264,453
PG&E Corp.	76,839	3,450,839
Public Service Enterprise Group, Inc.	88,648	2,928,930
RWE AG	33,238	1,141,284

247

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
SCANA Corp.	23,153	$1,167,837
Sempra Energy	39,621	3,221,187
Suez Environnement Company	16,774	214,032
TECO Energy, Inc. (L)	36,359	640,282
Vectren Corp.	20,426	701,429
Veolia Environnement SA (L)	20,372	250,372
Wisconsin Energy Corp. (L)	40,107	1,636,767
YTL Corp. BHD	416,417	227,716
YTL Power International BHD	191,341	93,828

		46,643,643
Water Utilities - 0.1%
American States Water Company (L)	3,228	171,504
Aqua America, Inc. (L)	34,827	1,082,771
Artesian Resources Corp., Class A	1,852	40,948
California Water Service Group	8,088	159,576
Cia de Saneamento Basico do Estado de
Sao Paulo	25,200	314,735
Cia de Saneamento de Minas Gerais	4,200	83,184
Connecticut Water Service, Inc. (L)	2,491	70,670
Consolidated Water Company, Ltd.	3,663	39,524
Guangdong Investment, Ltd.	226,780	198,402
Middlesex Water Company	1,080	20,790
Severn Trent PLC	16,777	522,006
SJW Corp.	2,786	75,361
United Utilities Group PLC	47,835	545,625
York Water Company (L)	3,083	58,824

		3,383,920

		142,068,478

TOTAL COMMON STOCKS (Cost $3,517,505,718)		$4,081,235,405

PREFERRED SECURITIES - 0.5%
Consumer Discretionary - 0.1%
Bayerische Motoren Werke AG	3,282	228,395
Hyundai Motor Company, Ltd.	1,167	94,957
Hyundai Motor Company, Ltd., 2nd Preferred	1,940	159,130
Lojas Americanas SA	30,000	237,697
Porsche Automobil Holding SE	10,264	854,322
ProSiebenSat.1 Media AG	7,292	292,123
Volkswagen AG	9,780	2,132,837

		3,999,461
Consumer Staples - 0.1%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	9,000	434,662
Companhia de Bebidas das Americas	55,100	2,084,065
Henkel AG & Company KgaA	12,344	1,195,149

		3,713,876
Energy - 0.1%
Petroleo Brasileiro SA	303,900	2,836,381
Financials - 0.1%
Banco Bradesco SA	151,800	2,422,506
Banco do Estado do Rio Grande do Sul SA	12,600	96,950
Itau Unibanco Holding SA	180,840	2,714,542
Itausa - Investimentos Itau SA	199,650	861,316

		6,095,314
Industrials - 0.0%
Marcopolo SA	14,900	92,734
Rolls-Royce Holdings PLC, C Shares	15,844,493	24,074

		116,808

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Information Technology - 0.0%
Samsung Electronics Company, Ltd.	1,115	$969,924
Materials - 0.1%
Bradespar SA	17,100	174,289
Braskem SA, A Shares (I)	11,400	88,302
Gerdau SA	63,000	382,683
Klabin SA	33,400	198,048
LG Chem, Ltd.	440	47,620
Metalurgica Gerdau SA	20,600	158,217
Usinas Siderurgicas de Minas Gerais SA (I)	28,500	118,561
Vale SA	146,500	1,978,824

		3,146,544
Telecommunication Services - 0.0%
Oi SA	61,000	113,638
Telefonica Brasil SA	21,400	528,056

		641,694
Utilities - 0.0%
AES Tiete SA	7,300	78,631
Centrais Eletricas Brasileiras SA	16,300	76,485
Cia Paranaense de Energia	7,400	113,636
Companhia Energetica de Minas Gerais	39,047	399,440
Companhia Energetica de Sao Paulo	11,400	109,114
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	6,900	23,518
RWE AG (L)	2,613	86,246

		887,070

TOTAL PREFERRED SECURITIES (Cost $22,883,403)		$22,407,072

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund, Inc. (I)	1,910	37,436

TOTAL INVESTMENT COMPANIES (Cost $32,118)		$37,436

ESCROW CERTIFICATES - 0.0%
Indevus Pharmaceuticals, Inc. (I)	156	0

TOTAL ESCROW CERTIFICATES (Cost $0)		$0

RIGHTS - 0.0%
CETIP SA - Mercados Organizados
(Expiration Date: 06/17/2013; Strike Price:
BRL 23.75) (I)	10	1
Itausa - Investimentos Itau SA (Expiration
Date: 06/12/2013; Strike Price:
BRL 6.50) (I)	5,184	6,680
PICC Property & Casualty Company, Ltd.
(Expiration Date: 06/18/2013; Strike Price:
HKD 5.38) (I)	26,706	13,039

TOTAL RIGHTS (Cost $0)		$19,720

WARRANTS - 0.0%
Kinross Gold Corp. (Expiration Date:
09/17/2014; Strike Price: $21.30) (I)	638	55
Magnum Hunter Resources (Expiration Date:
10/14/2013; Strike Price: $10.50) (I)(L)	854	85

TOTAL WARRANTS (Cost $786)		$140

SECURITIES LENDING COLLATERAL - 5.3%
John Hancock Collateral
Investment Trust, 0.2184% (W)(Y)	22,537,990	225,569,216

TOTAL SECURITIES LENDING
COLLATERAL (Cost $225,543,957)		$225,569,216

248

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 4.0%
Repurchase Agreement - 4.0%
Repurchase Agreement with State Street Corp.
dated 05/31/2013 at 0.010% to be
repurchased at $172,561,144 on 06/03/2013,
collateralized by $141,520,000
U.S. Treasury Notes and $21,705,000
U.S. Treasury Bonds, 2.125% - 4.500% due
11/15/2020 - 08/15/2039 (valued at
$176,022,233, including interest)	$172,561,000	$172,561,000

TOTAL SHORT-TERM INVESTMENTS (Cost $172,561,000)		$172,561,000

Total Investments (Strategic Equity Allocation Fund)
(Cost $3,938,526,982) - 104.5%		$4,501,829,989
Other assets and liabilities, net - (4.5%)		(193,754,246)

TOTAL NET ASSETS - 100.0%		$4,308,075,743

Total Return Fund
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 98.1%
U.S. Government - 44.6%
Treasury Inflation Protected Securities
0.125%, 04/15/2017 to 07/15/2022	$45,720,061	$47,245,068
0.625%, 07/15/2021 to 02/15/2043	3,689,244	3,762,555
0.750%, 02/15/2042	5,459,318	5,208,102
1.125%, 01/15/2021	4,043,200	4,535,019
1.250%, 07/15/2020	4,909,396	5,573,696
1.375%, 01/15/2020	968,706	1,098,800
1.750%, 01/15/2028	11,443,403	13,668,607
1.875%, 07/15/2019	1,199,099	1,401,166
2.000%, 01/15/2026	17,590,350	21,549,551
2.125%, 01/15/2019	650,454	759,151
2.375%, 01/15/2025 to 01/15/2027	22,262,618	28,340,742
2.500%, 01/15/2029	12,575,444	16,488,570
3.625%, 04/15/2028	1,007,342	1,482,366
3.875%, 04/15/2029 (F)	2,831,660	4,328,017
U.S. Treasury Notes
0.125%, 04/30/2015	70,400,000	70,174,509
0.250%, 03/31/2014 to 04/15/2016	200,900,000	199,633,104
0.625%, 04/30/2018	119,400,000	117,161,250
0.750%, 10/31/2017 to 03/31/2018	229,600,000	227,294,855
0.750%, 02/28/2018 (D)	55,700,000	55,108,188
0.875%, 01/31/2018 to 07/31/2019	80,300,000	78,397,291
1.000%, 06/30/2019 to 11/30/2019	58,900,000	57,675,958
1.125%, 05/31/2019 to 04/30/2020	32,400,000	31,782,896
1.125%, 03/31/2020 (F)	41,800,000	40,787,646
1.250%, 10/31/2019 to 02/29/2020	14,000,000	13,800,275
1.375%, 01/31/2020 to 05/31/2020	3,200,000	3,170,563
1.500%, 08/31/2018 (D)(F)	53,300,000	54,415,995
1.625%, 08/15/2022 to 11/15/2022	20,600,000	19,899,206
1.750%, 05/15/2022 (F)	32,200,000	31,613,863
2.125%, 08/15/2021	3,400,000	3,481,280

		1,159,838,289
U.S. Government Agency - 53.5%
Federal Home Loan Mortgage Corp.
0.875%, 03/07/2018	900,000	890,051
1.000%, 03/08/2017 to 09/29/2017	74,900,000	74,961,046
1.250%, 08/01/2019 to 10/02/2019	30,000,000	29,432,741

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
1.750%, 05/30/2019		$2,200,000	$2,235,330
2.375%, 01/13/2022		2,100,000	2,138,434
3.750%, 03/27/2019		800,000	905,279
4.000%, TBA (C)		32,000,000	33,682,499
4.000%, 05/01/2029 to 02/01/2042		5,468,226	5,762,051
4.500%, 03/01/2037 to 03/01/2041		14,099,365	14,954,435
4.720%, 11/01/2035 (P)		189,338	199,369
5.000%, 02/16/2017		1,600,000	1,843,744
5.500%, 08/23/2017 to 01/01/2040		4,920,759	5,466,395
6.000%, TBA (C)		26,000,000	28,195,713
6.000%, 08/01/2022 to 05/01/2040		24,764,569	26,958,728
Federal National Mortgage Association
0.500%, 03/30/2016		4,600,000	4,592,364
0.875%, 08/28/2017 to 02/08/2018		10,600,000	10,515,358
1.250%, 01/30/2017		6,600,000	6,713,837
2.053%, 11/01/2035 (P)		167,322	173,198
2.292%, 05/01/2035 (P)		309,214	327,971
2.310%, 08/01/2022		2,700,000	2,659,654
2.344%, 03/01/2035 (P)		95,159	101,253
2.357%, 11/01/2034 (P)		158,296	166,858
2.469%, 01/01/2035 (P)		147,928	157,533
2.500%, TBA (C)		18,000,000	18,386,206
2.500%, 03/01/2026 to 11/01/2027		886,647	906,471
2.778%, 07/01/2034 (P)		148,462	159,231
2.829%, 06/01/2035 (P)		470,159	496,654
2.870%, 09/01/2027		2,000,000	1,873,898
3.000%, TBA (C)		81,000,000	82,399,468
3.000%, 02/01/2027 to 07/01/2027		27,372,534	28,499,251
3.330%, 11/01/2021		97,492	103,907
3.500%, TBA (C)		8,000,000	8,419,755
3.500%, 03/01/2020 to 02/01/2027		18,819,150	19,839,526
4.000%, TBA (C)		$148,500,000	156,776,130
4.000%, 01/01/2020 to 07/01/2042		69,547,978	73,510,281
4.000%, 09/01/2040		512,620	540,754
4.500%, TBA (C)		149,000,000	159,126,061
4.500%, 01/01/2018 to 11/01/2041		83,704,553	89,578,334
4.830%, 09/01/2035 (P)		128,246	135,099
5.000%, TBA (C)		29,000,000	31,272,733
5.000%, 02/13/2017 to 04/01/2042		42,097,959	45,964,092
5.000%, 06/13/2043 (C)		5,000,000	5,391,406
5.375%, 06/12/2017		4,500,000	5,300,604
5.500%, TBA (C)		106,500,000	115,357,520
5.500%, 06/01/2018 to 09/01/2041		41,245,137	44,647,974
6.000%, 10/01/2026 to 05/01/2041		32,809,085	35,737,364
Government National
Mortgage Association
3.000%, TBA (C)		117,000,000	119,342,090
3.500%, TBA (C)		67,000,000	70,455,276
5.000%, 10/15/2033 to 12/15/2040		21,999,508	23,754,133

			1,391,008,059

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,573,786,718)			$2,550,846,348

FOREIGN GOVERNMENT
OBLIGATIONS - 6.4%
Canada - 2.2%
Province of British Columbia
4.300%, 06/18/2042	CAD	400,000	433,293
Province of Ontario
1.600%, 09/21/2016		$1,100,000	1,126,793
1.650%, 09/27/2019		2,200,000	2,160,789

249

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Province of Ontario (continued)
2.850%, 06/02/2023	CAD	500,000	$476,884
3.000%, 07/16/2018		$1,100,000	1,179,440
3.150%, 06/02/2022	CAD	7,900,000	7,804,903
4.000%, 06/02/2021		7,100,000	7,499,257
4.200%, 03/08/2018 to 06/02/2020		2,000,000	2,135,971
4.300%, 03/08/2017		1,900,000	2,002,189
4.400%, 06/02/2019		2,700,000	2,910,401
4.400%, 04/14/2020		$200,000	229,366
4.600%, 06/02/2039	CAD	1,100,000	1,221,645
4.700%, 06/02/2037		11,100,000	12,445,704
5.500%, 06/02/2018		700,000	784,020
Province of Quebec
2.750%, 08/25/2021		$1,400,000	1,427,868
3.000%, 09/01/2023	CAD	400,000	383,444
3.500%, 07/29/2020		$700,000	758,595
3.500%, 12/01/2022	CAD	2,500,000	2,517,965
4.250%, 12/01/2021		5,300,000	5,670,272
4.500%, 12/01/2016 to 12/01/2020		2,700,000	2,906,400

			56,075,199
France - 0.2%
Societe Financement de l’Economie
Francaise
3.375%, 05/05/2014 (S)		$4,000,000	4,109,008
Italy - 2.3%
Republic of Italy
2.500%, 03/01/2015	EUR	17,800,000	23,554,526
4.250%, 07/01/2014 to 02/01/2015		4,400,000	5,951,873
4.500%, 07/15/2015		16,900,000	23,186,141
6.000%, 11/15/2014		3,200,000	4,444,569
Republic of Italy Certiificate of Credit
Zero Coupon 09/30/2014 (Z)		2,200,000	2,817,667

			59,954,776
Mexico - 1.5%
Government of Mexico
6.000%, 06/18/2015	MXN	163,900,000	13,272,293
10.000%, 12/05/2024		232,700,000	25,145,768
Mexico Cetes
Zero Coupon 08/08/2013
to 09/05/2013 (Z)		195,000,000	1,511,725

			39,929,786
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		$700,000	744,439
Spain - 0.2%
Junta de Castilla y Leon
6.270%, 02/19/2018	EUR	2,900,000	4,055,878
6.505%, 03/01/2019		1,100,000	1,553,247

			5,609,125

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $164,705,383)			$166,422,333

CORPORATE BONDS - 12.2%
Consumer Discretionary - 0.9%
Banque PSA Finance SA
2.182%, 04/04/2014 (P)(S)		$3,500,000	3,486,903
Daimler Finance North America LLC
1.480%, 09/13/2013 (P)(S)		1,700,000	1,704,187

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Ford Motor Credit Company LLC
7.000%, 04/15/2015		$5,200,000	$5,709,639
8.000%, 06/01/2014 to 12/15/2016		1,100,000	1,307,296
8.700%, 10/01/2014		1,000,000	1,094,099
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		3,800,000	5,292,838
Volkswagen International Finance NV
0.894%, 04/01/2014 (P)(S)		5,000,000	5,007,995

			23,602,957
Consumer Staples - 0.0%
CVS Pass-Through Trust
6.943%, 01/10/2030		262,709	317,434
Energy - 0.7%
AK Transneft OJSC
8.700%, 08/07/2018 (S)		900,000	1,124,100
Cameron International Corp.
1.205%, 06/02/2014 (P)		2,400,000	2,411,611
Gazprom OAO
10.500%, 03/08/2014		900,000	961,470
Indian Oil Corp., Ltd.
4.750%, 01/22/2015		4,600,000	4,789,672
Petrobras Global Finance BV
2.414%, 01/15/2019 (P)		400,000	404,000
3.000%, 01/15/2019		400,000	390,505
Petrobras International Finance Company
3.875%, 01/27/2016		5,900,000	6,157,205
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,867,500

			18,106,063
Financials - 8.5%
Ally Financial, Inc.
3.475%, 02/11/2014 (P)		1,000,000	1,014,720
4.625%, 06/26/2015		1,200,000	1,253,876
5.500%, 02/15/2017		5,500,000	5,888,548
6.750%, 12/01/2014		400,000	428,000
7.500%, 09/15/2020		1,200,000	1,401,000
8.300%, 02/12/2015		6,500,000	7,150,000
American Express Credit Corp.
5.375%, 10/01/2014	GBP	8,100,000	13,000,404
American International Group, Inc.
5.850%, 01/16/2018		$1,200,000	1,382,711
6.250%, 03/15/2037		1,100,000	1,210,000
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,100,000	3,122,522
Australia & New Zealand Banking
Group, Ltd.
2.125%, 01/10/2014 (S)		3,000,000	3,031,791
Banco do Brasil SA
5.875%, 01/19/2023 (S)		400,000	418,000
Banco Nacional de Desenvolvimento
Economico e Social
4.125%, 09/15/2017 (S)	EUR	600,000	836,389
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,597,500
4.500%, 04/06/2015 (S)		400,000	414,042
Bank of America Corp.
6.500%, 08/01/2016		7,900,000	9,034,069
Bank of America NA
6.000%, 10/15/2036		1,600,000	1,878,560
Bank of Montreal
1.950%, 01/30/2017 (S)		400,000	414,183
2.850%, 06/09/2015 (S)		1,400,000	1,464,152

250

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of Nova Scotia
1.650%, 10/29/2015 (S)		$1,400,000	$1,434,363
1.950%, 01/30/2017 (S)		1,100,000	1,139,193
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		900,000	942,750
6.500%, 03/10/2021 (S)		1,900,000	2,099,500
BNP Paribas SA
1.179%, 01/10/2014 (P)		6,100,000	6,121,954
BPCE SA
2.375%, 10/04/2013 (S)		600,000	603,497
CIT Group, Inc.
5.250%, 04/01/2014 (S)		600,000	618,000
Citigroup, Inc.
2.275%, 08/13/2013 (P)		400,000	401,605
5.500%, 10/15/2014		9,900,000	10,501,475
5.850%, 07/02/2013		600,000	602,449
Credit Suisse New York
2.200%, 01/14/2014		1,300,000	1,314,304
Dexia Credit Local
0.756%, 04/29/2014 (P)(S)		6,700,000	6,683,614
General Electric Capital Corp.
7.500%, 08/21/2035		5,100,000	6,979,110
HSBC Bank PLC
2.000%, 01/19/2014 (S)		1,400,000	1,414,064
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	11,086,379
International Lease Finance Corp.
5.750%, 05/15/2016		600,000	643,238
6.500%, 09/01/2014 (S)		3,000,000	3,180,000
6.625%, 11/15/2013		2,900,000	2,958,000
6.750%, 09/01/2016 (S)		1,300,000	1,470,625
Intesa Sanpaolo SpA
2.674%, 02/24/2014 (P)(S)		3,300,000	3,316,738
JPMorgan Chase & Company
0.465%, 09/26/2013 (P)	EUR	1,700,000	2,211,090
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017		$3,100,000	3,606,999
6.875%, 04/25/2018		7,500,000	8,940,743
Murray Street Investment Trust I
4.647%, 03/09/2017		3,800,000	4,144,333
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		2,600,000	2,602,592
National Bank of Canada
2.200%, 10/19/2016 (S)		300,000	313,042
Nationwide Building Society
6.250%, 02/25/2020 (S)		3,000,000	3,509,559
Nordea Bank AB
2.125%, 01/14/2014 (S)		600,000	606,318
Northern Rock Asset Management PLC
5.625%, 06/22/2017 (S)		15,300,000	17,579,547
Pricoa Global Funding I
0.483%, 09/27/2013 (P)(S)		2,700,000	2,700,697
Principal Life Income Funding Trusts
5.550%, 04/27/2015		3,500,000	3,817,902
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	6,902,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	5,250,000

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Santander US Debt SAU
2.991%, 10/07/2013 (S)		$5,700,000	$5,728,226
SLM Corp.
0.533%, 06/17/2013 (P)	EUR	2,100,000	2,726,952
5.375%, 05/15/2014		$600,000	618,000
6.250%, 01/25/2016		600,000	637,647
Springleaf Finance Corp.
6.900%, 12/15/2017		2,700,000	2,797,875
State Bank of India/London
4.500%, 07/27/2015 (S)		1,700,000	1,783,689
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/2014 (S)		1,300,000	1,310,559
Temasek Financial I, Ltd.
4.300%, 10/25/2019 (S)		1,600,000	1,789,293
The Bear Stearns Companies LLC
7.250%, 02/01/2018		7,000,000	8,560,020
The Goldman Sachs Group, Inc.
1.273%, 02/07/2014 (P)		11,200,000	11,253,659
Turkiye Garanti Bankasi AS
2.776%, 04/20/2016 (P)(S)		900,000	900,000
UBS AG
1.276%, 01/28/2014 (P)		930,000	935,488
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		1,600,000	1,660,634

			222,338,189
Health Care - 0.2%
AbbVie, Inc.
1.033%, 11/06/2015 (P)(S)		4,965,000	5,018,950
HCA, Inc.
8.500%, 04/15/2019		900,000	981,000

			5,999,950
Industrials - 0.6%
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		11,305,000	12,186,790
6.350%, 06/30/2021		1,900,000	2,048,200

			14,234,990
Materials - 0.8%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020		300,000	309,065
CSN Resources SA
6.500%, 07/21/2020		2,600,000	2,626,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)		600,000	624,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017		2,900,000	3,306,000
7.250%, 10/20/2017 (S)		10,400,000	11,856,000
Rohm & Haas Company
6.000%, 09/15/2017		1,500,000	1,731,572

			20,452,637
Telecommunication Services - 0.2%
Windstream Corp.
8.125%, 08/01/2013		5,000,000	5,037,500
Utilities - 0.3%
Calpine Construction Finance
Company LP
8.000%, 06/01/2016 (S)		5,000,000	5,200,000
ENN Energy Holdings, Ltd.
6.000%, 05/13/2021 (S)		100,000	112,232

251

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	$2,144,413	$2,206,307

		7,518,539

TOTAL CORPORATE BONDS (Cost $297,661,408)		$317,608,259

TERM LOANS (M) - 0.1%
Financials - 0.1%
Springleaf Finance Funding Company
5.500%, 05/10/2017	2,821,953	2,828,128

TOTAL TERM LOANS (Cost $2,812,087)		$2,828,128

MUNICIPAL BONDS - 6.3%
Alabama Public School & College
Authority 5.000%, 12/01/2025	2,900,000	3,367,538
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,330,560
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,148,690
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	27,046,000
California State University
6.434%, 11/01/2030	1,200,000	1,374,204
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	1,000,000	1,163,450
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	100,000	113,668
6.899%, 12/01/2040	2,700,000	3,367,872
Chicago Transit Authority,
Series B (Illinois)
6.300%, 12/01/2021	300,000	341,004
6.899%, 12/01/2040	2,600,000	3,197,142
City of Los Angeles (California)
5.713%, 06/01/2039	1,000,000	1,142,920
City of San Antonio Texas Water System
Revenue (Texas) 5.000%, 05/15/2040	21,400,000	22,926,676
City of San Antonio, TX (Texas)
6.308%, 02/01/2037	2,600,000	3,040,726
County of Clark (Nevada)
6.820%, 07/01/2045	1,400,000	1,945,552
County of Santa Clara California
5.000%, 08/01/2030	1,900,000	2,198,053
District of Columbia 5.000%, 06/01/2027	1,300,000	1,476,475
Illinois Municipal Electric Agency
6.832%, 02/01/2035	200,000	235,444
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	800,000	793,344
Los Angeles Unified School
District (California)
6.758%, 07/01/2034	2,700,000	3,582,225
4.500%, 07/01/2023	5,000,000	5,565,500
New Jersey State Turnpike Authority
7.414%, 01/01/2040	7,400,000	10,723,414
New York City Municipal Water Finance
Authority (New York)
5.000%, 06/15/2037	2,600,000	2,778,750
5.000%, 06/15/2037	800,000	868,616
5.000%, 06/15/2038	2,900,000	3,176,399
New York State Dormitory Authority
5.000%, 03/15/2031	1,000,000	1,141,020
North Carolina Turnpike Authority
6.700%, 01/01/2039	300,000	349,452

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS (continued)
Pennsylvania Economic Development
Financing Authority
5.000%, 01/01/2022		$600,000	$690,054
5.000%, 01/01/2023		4,300,000	4,754,983
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032		1,345,000	1,266,425
State of California
7.950%, 03/01/2036		17,300,000	21,530,715
7.600%, 11/01/2040		1,600,000	2,353,392
7.500%, 04/01/2034		2,600,000	3,616,444
7.550%, 04/01/2039		900,000	1,295,289
State of Louisiana 3.000%, 05/01/2043 (P)		2,600,000	2,608,034
State of Washington 5.000%, 01/01/2028		4,200,000	4,798,626
State of Washington - Series C
5.000%, 06/01/2041		5,200,000	5,782,348
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046		1,500,000	1,345,845
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		3,055,000	2,816,252
Truckee Meadows Water Authority
(Nevada), Series A 5.000%, 07/01/2036		200,000	212,140
University of California
6.270%, 05/15/2031		5,300,000	6,049,314

TOTAL MUNICIPAL BONDS (Cost $147,921,217)			$164,514,555

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.9%
Commercial & Residential - 4.5%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A 2.430%, 02/25/2045 (P)		127,763	129,079
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B 1.603%, 05/16/2047 (P)(S)	EUR	2,778,449	3,669,219
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN
2.499%, 11/15/2015 (P)(S)		$986,827	987,349
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,028,394	1,934,857
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		4,985,863	5,330,900
Series 2011-RR5, Class 12A1,
6.006%, 03/26/2037 (P)(S)		392,574	376,729
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-9, Class 22A1,
3.481%, 11/25/2034 (P)		449,188	455,745
Series 2004-8, Class 2A1,
3.492%, 11/25/2034 (P)		1,914,428	1,919,592
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1 2.896%, 09/25/2035 (P)		758,232	656,706
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		400,000	445,588
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		3,300,000	3,820,291
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.540%, 05/25/2035 (P)		510,041	506,777
Series 2005-11, Class A2A,
2.570%, 10/25/2035 (P)		5,297,086	5,187,421

252

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		$1,000,000	$1,084,915
Countrywide Alternative Loan Trust
Series 2005-81, Class A1,
0.473%, 02/25/2037 (P)		5,118,433	3,703,831
Series 2005-62, Class 2A1,
1.177%, 12/25/2035 (P)		6,090,668	4,556,746
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-HYB9, Class 1A1,
2.758%, 02/20/2035 (P)		2,082,917	2,012,719
Series 2005-HYB9, Class 3A2A,
2.783%, 02/20/2036 (P)		317,695	286,767
Series 2004-22, Class A3,
2.919%, 11/25/2034 (P)		1,259,048	1,192,193
European Loan Conduit, Series 25X,
Class A 0.353%, 05/15/2019 (P)	EUR	135,916	169,591
Granite Master Issuer PLC, Series 2005-1,
Class A5 0.292%, 12/20/2054 (P)		2,134,714	2,730,201
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)		$100,000	104,945
Series 2007-GG9, Class A4,
5.444%, 03/10/2039		1,400,000	1,576,623
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
1.103%, 03/06/2020 (P)(S)		981,049	984,180
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.073%, 11/25/2035 (P)		1,059,531	1,052,430
Holmes Master Issuer PLC,
Series 2011-1A, Class A3
1.561%, 10/15/2054 (P)(S)	EUR	1,394,815	1,827,743
HomeBanc Mortgage Trust, Series 2005-4,
Class A1 0.463%, 10/25/2035 (P)		$4,646,984	4,111,010
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)		3,000,000	3,282,081
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		3,000,000	3,353,094
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		400,000	451,023
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
4.659%, 02/25/2035 (P)		285,447	291,783
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		157,774	149,918
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.639%, 12/15/2030 (P)		1,909,493	1,876,079
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1
0.737%, 07/09/2021 (P)(S)		3,890,915	3,879,518
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.403%, 02/25/2036 (P)		818,746	729,010
Series 2005-3, Class 4A,
0.443%, 11/25/2035 (P)		158,680	150,460

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage
Investors, Inc. (continued)
Series 2005-2, Class 3A,
1.193%, 10/25/2035 (P)		$395,655	$399,178
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4 5.485%, 03/12/2051 (P)		2,000,000	2,247,562
Morgan Stanley Capital I,
Series 2007-IQ14, Class A2FX
5.610%, 04/15/2049		1,234,965	1,239,327
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
5.788%, 08/12/2045 (P)(S)		1,000,000	1,137,211
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.573%, 12/25/2035 (P)		2,000,000	1,674,318
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.353%, 02/25/2037 (P)		12,014,998	10,371,346
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.443%, 02/26/2037 (P)(S)		2,652,816	2,391,049
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR2, Class 2A1,
0.323%, 03/25/2037 (P)		2,123,280	1,637,404
Series 2005-AR5, Class A3,
0.448%, 07/19/2035 (P)		1,601,908	1,595,335
Series 2005-AR8, Class A1A,
0.473%, 02/25/2036 (P)		418,949	335,626
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.732%, 10/28/2035 (P)(S)		413,882	389,632
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.393%, 09/25/2036 (P)		11,789,166	10,965,315
Titan Europe PLC, Series, 2007-3X,
Class A1 0.784%, 10/23/2016 (P)	GBP	3,740,216	5,526,600
Wachovia Bank Commercial
Mortgage Trust, Series 2007-WHL8,
Class A1 0.279%, 06/15/2020 (P)(S)		$4,432,659	4,393,058
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR19, Class A1A1,
0.463%, 12/25/2045 (P)		2,038,107	1,937,019
Series 2002-AR17, Class 1A,
1.373%, 11/25/2042 (P)		133,793	126,822
Series 2001-7, Class A,
1.374%, 05/25/2041 (P)		68,675	66,931
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.619%, 01/25/2035 (P)		1,018,689	1,029,894
Series 2006-AR2, Class 2A1,
2.641%, 03/25/2036 (P)		1,268,448	1,259,317
Series 2006-AR2, Class 2A5,
2.641%, 03/25/2036 (P)		3,954,572	3,816,071
Series 2005-14, Class 1A9,
5.500%, 12/25/2035		976,293	979,455

			118,495,583

253

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.4%
Federal Home Loan Mortgage Corp.
Series 3335, Class FT,
0.349%, 08/15/2019 (P)		$1,712,490	$1,711,645
Series 3149, Class LF,
0.499%, 05/15/2036 (P)		889,932	889,695
Series 2637, Class F,
0.599%, 06/15/2018 (P)		75,919	76,230
Series T-63, Class 1A1,
1.378%, 02/25/2045 (P)		121,738	121,356
Federal National Mortgage Association
Series 2007-73, Class A1,
0.253%, 07/25/2037 (P)		1,020,646	971,768
Series 2005-120, Class NF,
0.293%, 01/25/2021 (P)		1,580,627	1,579,738
Series 2007-30, Class AF,
0.503%, 04/25/2037 (P)		1,002,591	1,004,891
Series 2003-W6, Class F,
0.543%, 09/25/2042 (P)		928,648	915,195
Series 2005-75, Class FL,
0.643%, 09/25/2035 (P)		2,113,482	2,126,972
Series 2006-5, Class 3A2,
2.573%, 05/25/2035 (P)		147,104	152,728

			9,550,218

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $123,722,507)			$128,045,801

ASSET BACKED SECURITIES - 0.9%
Access Group, Inc., Series 2008-1,
Class A 1.576%, 10/27/2025 (P)		6,409,965	6,499,788
Bear Stearns Asset
Backed Securities Trust
Series 2007-HE1, Class 21A1,
0.253%, 01/25/2037 (P)		335,874	329,726
Series 2007-HE5, Class 1A1,
0.283%, 06/25/2047 (P)		110,716	109,847
BNC Mortgage Loan Trust, Series 2007-2,
Class A2 0.293%, 05/25/2037 (P)		729,814	712,386
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.513%, 10/25/2035 (P)		314,465	313,033
GSAMP Trust, Series 2007-FM1,
Class A2A 0.263%, 12/25/2036 (P)		301,981	161,254
Hillmark Funding, Series 2006-1A,
Class A1 0.524%, 05/21/2021 (P)(S)		7,100,000	6,957,716
HSBC Asset Loan Obligation,
Series 2007-WF1, Class A1
0.253%, 12/25/2036 (P)		451,130	158,682
HSBC Home Equity Loan Trust,
Series 2005-1, Class A
0.488%, 01/20/2034 (P)		1,472,609	1,449,881
JPMorgan Mortgage Acquisition Corp.,
Series 2007-HE1, Class AV1
0.253%, 03/25/2047 (P)		484,767	456,074
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.753%, 10/25/2034 (P)		58,753	56,171
Mastr Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.273%, 05/25/2037 (P)		47,167	47,144
Penta CLO SA, Series 2007-1X, Class A1
0.518%, 06/04/2024 (P)	EUR	968,307	1,205,732

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.253%, 12/25/2036 (P)		$494,509	$158,907
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		1,183,553	1,331,101
Specialty Underwriting & Residential
Finance, Series 2007-BC1, Class A2A
0.253%, 01/25/2038 (P)		225,304	219,642
Wind River CLO, Ltd., Series 2004-1A,
Class A1 0.610%, 12/19/2016 (P)(S)		39,784	39,769
Wood Street CLO BV, Series I, Class A
0.544%, 11/22/2021 (P)	EUR	2,024,808	2,567,571

TOTAL ASSET BACKED SECURITIES (Cost $22,927,849)			$22,774,424

PREFERRED SECURITIES - 0.4%
Financials - 0.4%
Wells Fargo & Company,
Series L, 7.500%		9,070	11,382,850

TOTAL PREFERRED SECURITIES (Cost $9,908,975)			$11,382,850

ESCROW CERTIFICATES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Company (I)		20,000	0

TOTAL ESCROW CERTIFICATES (Cost $0)			$0

SHORT-TERM INVESTMENTS - 6.2%
Commercial Paper - 0.1%
Itau Unibanco Holding SA
1.478%, 10/31/2013*		$2,100,000	$2,086,897
U.S. Government - 0.2%
U.S. Treasury Bill
0.085%, 02/06/2014 (D)*		4,440,000	4,437,380
Repurchase Agreement - 5.9%
Repurchase Agreement with Bank of
America dated 05/31/2013 at 0.090% to
be repurchased at $5,500,041 on
06/03/2013, collateralized by
$5,626,000 U.S. Treasury Notes,
0.250% due 09/15/2015 (valued at
$5,618,834, including interest)		5,500,000	5,500,000
Repurchase Agreement with Barclays
Capital dated 05/31/2013 at 0.090% to
be repurchased at $117,500,881 on
06/03/2013, collateralized by
$126,491,000 U.S. Treasury Bonds,
3.000% due 05/15/2042 (valued at
$121,576,584 including interest)		117,500,000	117,500,000
Repurchase Agreement with
Citigroup, Inc. dated 05/31/2013 at
0.100% to be repurchased at
$28,900,241 on 06/03/2013,
collateralized by $29,715,000
U.S. Treasury Notes, 0.750% due
10/31/2017 (valued at $29,620,021,
including interest)		28,900,000	28,900,000

254

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Repurchase Agreement with State
Street Corp. dated 05/31/2013 at
0.010% to be repurchased at $3,032,003
on 06/03/2013, collateralized by
$3,090,000 Federal Home Loan
Mortgage Corp., 0.420% due
06/19/2015 (valued at $3,093,855,
including interest)	$3,032,000	$3,032,000

		154,932,000

TOTAL SHORT-TERM INVESTMENTS (Cost $161,456,277)		$161,456,277

Total Investments (Total Return Fund)
(Cost $3,504,902,421) - 135.5%		$3,525,878,975
Other assets and liabilities, net - (35.5%)		(924,385,545)

TOTAL NET ASSETS - 100.0%		$2,601,493,430

SALE COMMITMENTS OUTSTANDING - (0.4)%
Federal National Mortgage Association - (0.4)%
Federal National Mortgage Association
6.000%, TBA (C)	(10,000,000)	(10,882,005)

TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(10,929,688))		$(10,882,005)

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 85.0%
Consumer Discretionary - 26.5%
Allbritton Communications Company
8.000%, 05/15/2018	$2,325,000	$2,511,000
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	4,680,000	5,030,972
American Greetings Corp.
7.375%, 12/01/2021	575,000	582,906
Ameristar Casinos, Inc.
7.500%, 04/15/2021	4,735,000	5,161,150
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	6,540,000	7,161,300
CCO Holdings LLC
5.250%, 03/15/2021 (S)	230,000	233,450
5.750%, 09/01/2023 (S)	230,000	232,013
5.750%, 01/15/2024	220,000	222,200
6.500%, 04/30/2021	5,400,000	5,805,000
7.375%, 06/01/2020	1,075,000	1,199,969
8.125%, 04/30/2020	990,000	1,106,325
Cinemark USA, Inc.
4.875%, 06/01/2023 (S)	1,025,000	1,021,156
5.125%, 12/15/2022	850,000	862,750
7.375%, 06/15/2021	1,975,000	2,207,063
8.625%, 06/15/2019	4,975,000	5,581,950
CityCenter Holdings LLC
7.625%, 01/15/2016	1,275,000	1,354,688
CityCenter Holdings LLC, PIK
10.750%, 01/15/2017	3,801,044	4,143,138
Cooper Tire & Rubber Company
7.625%, 03/15/2027	3,225,000	3,495,094
CSC Holdings LLC
7.875%, 02/15/2018	3,600,000	4,230,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CSC Holdings, Inc.
7.625%, 07/15/2018	$2,585,000	$3,037,375
CST Brands, Inc.
5.000%, 05/01/2023 (S)	115,000	116,150
CVR Refining LLC
6.500%, 11/01/2022 (S)	2,050,000	2,121,750
DineEquity, Inc.
9.500%, 10/30/2018	5,602,000	6,302,250
DISH DBS Corp.
4.250%, 04/01/2018 (S)	875,000	853,125
5.125%, 05/01/2020 (S)	425,000	414,375
5.875%, 07/15/2022	950,000	952,375
6.625%, 10/01/2014	800,000	842,000
6.750%, 06/01/2021	400,000	423,000
7.750%, 05/31/2015	2,750,000	3,018,125
7.875%, 09/01/2019	1,000,000	1,121,250
EchoStar DBS Corp.
7.125%, 02/01/2016	3,150,000	3,449,250
General Motors Financial Company, Inc.
2.750%, 05/15/2016 (S)	105,000	104,843
3.250%, 05/15/2018 (S)	225,000	223,031
4.250%, 05/15/2023 (S)	225,000	219,375
4.750%, 08/15/2017 (S)	310,000	327,050
6.750%, 06/01/2018	1,975,000	2,251,500
Gray Television, Inc.
7.500%, 10/01/2020	4,640,000	4,964,800
Greektown Superholdings, Inc.
13.000%, 07/01/2015	6,400,000	6,864,000
Interactive Data Corp.
10.250%, 08/01/2018	3,595,000	4,035,388
Lamar Media Corp.
5.000%, 05/01/2023	1,060,000	1,073,250
5.875%, 02/01/2022	1,400,000	1,512,000
7.875%, 04/15/2018	970,000	1,050,025
9.750%, 04/01/2014	3,370,000	3,563,775
Limited Brands, Inc.
5.625%, 02/15/2022	2,125,000	2,271,094
6.625%, 04/01/2021	625,000	714,063
LIN Television Corp.
6.375%, 01/15/2021	350,000	372,750
Lin Television Corp.
8.375%, 04/15/2018	2,650,000	2,848,750
LKQ Corp.
4.750%, 05/15/2023 (S)	3,485,000	3,476,288
Local TV Finance LLC
9.250%, 06/15/2015 (S)	4,275,491	4,275,491
NAI Entertainment Holdings LLC
8.250%, 12/15/2017 (S)	6,225,000	6,723,000
National Cinemedia LLC
6.000%, 04/15/2022	2,520,000	2,702,700
National CineMedia LLC
7.875%, 07/15/2021	750,000	840,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020 (S)	1,650,000	1,757,250
8.875%, 04/15/2017	700,000	761,250
Nielsen Finance LLC
4.500%, 10/01/2020 (S)	1,380,000	1,383,450
7.750%, 10/15/2018	10,195,000	11,214,500
Penn National Gaming, Inc.
8.750%, 08/15/2019	1,175,000	1,307,188
Penske Automotive Group, Inc.
5.750%, 10/01/2022 (S)	2,827,000	2,978,951

255

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
RadioShack Corp.
6.750%, 05/15/2019	$2,875,000	$2,249,688
Regal Cinemas Corp.
8.625%, 07/15/2019	6,515,000	7,231,650
Regal Entertainment Group
5.750%, 06/15/2023 to 02/01/2025	1,180,000	1,182,376
Rent-A-Center, Inc.
4.750%, 05/01/2021 (S)	260,000	254,800
6.625%, 11/15/2020	1,815,000	1,946,588
Ruby Tuesday, Inc.
7.625%, 05/15/2020	2,485,000	2,500,531
Service Corp. International
4.500%, 11/15/2020	325,000	327,641
6.750%, 04/01/2016	1,979,000	2,196,690
7.000%, 06/15/2017 to 05/15/2019	4,755,000	5,331,025
7.625%, 10/01/2018	1,520,000	1,793,600
8.000%, 11/15/2021	2,340,000	2,878,200
Sonic Automotive, Inc.
5.000%, 05/15/2023 (S)	240,000	238,200
Sotheby’s
5.250%, 10/01/2022 (S)	4,510,000	4,543,825
Speedway Motorsports, Inc.
6.750%, 02/01/2019	3,588,000	3,821,220
8.750%, 06/01/2016	720,000	751,500
Tempur-Pedic International, Inc.
6.875%, 12/15/2020 (S)	250,000	269,688
Toys R Us Property Company II LLC
8.500%, 12/01/2017	2,100,000	2,223,375
Toys R Us Property Company LLC
10.750%, 07/15/2017	2,600,000	2,756,000
Videotron, Ltd.
5.000%, 07/15/2022	2,110,000	2,162,750
6.375%, 12/15/2015	1,195,000	1,209,938
9.125%, 04/15/2018	1,985,000	2,084,250
Wolverine World Wide, Inc.
6.125%, 10/15/2020 (S)	210,000	222,075

		192,784,521
Consumer Staples - 0.9%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,100,000
7.625%, 01/15/2018	2,275,000	2,448,469
Constellation Brands, Inc.
3.750%, 05/01/2021	50,000	48,750
4.250%, 05/01/2023	50,000	49,125
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (S)	2,655,000	2,635,088

		6,281,432
Energy - 13.8%
Bristow Group, Inc.
6.250%, 10/15/2022	3,450,000	3,743,250
Denbury Resources, Inc.
4.625%, 07/15/2023	500,000	483,750
6.375%, 08/15/2021	150,000	165,000
8.250%, 02/15/2020	5,039,000	5,643,680
Dresser-Rand Group, Inc.
6.500%, 05/01/2021	1,665,000	1,802,363
El Paso Corp.
6.500%, 09/15/2020	440,000	497,237
6.950%, 06/01/2028	1,325,000	1,315,620
7.000%, 06/15/2017	5,022,000	5,723,890
7.250%, 06/01/2018	2,600,000	3,021,065
7.800%, 08/01/2031	1,425,000	1,591,739

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
El Paso Corp. (continued)
8.050%, 10/15/2030	$700,000	$786,208
8.250%, 02/15/2016	400,000	446,788
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	175,000	210,240
Energy Future Intermediate Holding
Company LLC
6.875%, 08/15/2017 (S)	625,000	662,500
Energy Transfer Equity LP
7.500%, 10/15/2020	5,640,000	6,471,900
Era Group Inc
7.750%, 12/15/2022 (S)	2,025,000	2,106,000
Exterran Partners LP
6.000%, 04/01/2021 (S)	2,360,000	2,419,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	5,390,000	5,605,600
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021 (S)	3,810,000	3,790,950
5.875%, 04/01/2020	600,000	625,500
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	375,000	393,750
7.768%, 12/15/2037 (S)	6,433,000	6,465,165
Northern Tier Energy LLC
7.125%, 11/15/2020 (S)	1,790,000	1,883,975
Oil States International, Inc.
5.125%, 01/15/2023 (S)	960,000	1,034,400
6.500%, 06/01/2019	4,350,000	4,687,125
PHI, Inc.
8.625%, 10/15/2018	5,335,000	5,801,813
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	3,255,000	3,124,800
6.000%, 01/15/2019 (S)	470,000	464,125
6.875%, 04/15/2040 (S)	8,150,000	7,498,000
7.500%, 07/15/2038 (S)	3,200,000	2,992,000
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023 (S)	2,150,000	2,154,031
Sabine Pass LNG LP
6.500%, 11/01/2020 (S)	1,380,000	1,445,550
7.500%, 11/30/2016	11,320,000	12,621,800
7.500%, 11/30/2016 (S)	1,563,000	1,664,595
Teekay Corp.
8.500%, 01/15/2020	475,000	526,063

		99,869,472
Financials - 11.9%
Ally Financial, Inc.
5.500%, 02/15/2017	1,965,000	2,103,817
6.750%, 12/01/2014	725,000	775,750
8.000%, 03/15/2020 to 11/01/2031	3,750,000	4,797,500
8.300%, 02/12/2015	1,000,000	1,100,000
Aviation Capital Group Corp.
4.625%, 01/31/2018 (S)	195,000	201,598
6.750%, 04/06/2021 (S)	1,643,000	1,824,801
7.125%, 10/15/2020 (S)	885,000	1,007,802
Aviv Healthcare Properties LP
7.750%, 02/15/2019	2,400,000	2,622,000
CIT Group, Inc.
4.250%, 08/15/2017	3,650,000	3,759,500
5.000%, 05/15/2017	1,434,000	1,527,210
5.250%, 03/15/2018	600,000	645,000
5.375%, 05/15/2020	100,000	107,750
5.500%, 02/15/2019 (S)	1,425,000	1,542,563

256

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Corrections Corp. of America
4.125%, 04/01/2020 (S)	$2,715,000	$2,725,181
4.625%, 05/01/2023 (S)	2,715,000	2,755,725
DuPont Fabros Technology LP
8.500%, 12/15/2017	6,150,000	6,580,500
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (S)	2,000,000	1,947,848
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)	790,000	813,700
Geo Group Inc/the
5.125%, 04/01/2023 (S)	2,225,000	2,269,500
Hub International, Ltd.
8.125%, 10/15/2018 (S)	3,875,000	4,165,625
Inergy Midstream LP
6.000%, 12/15/2020 (S)	975,000	1,018,875
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	1,250,000	1,414,063
7.125%, 09/01/2018 (S)	3,675,000	4,331,906
MPT Operating Partnership LP
6.375%, 02/15/2022	550,000	602,250
6.875%, 05/01/2021	2,325,000	2,569,125
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	689,000
5.875%, 03/15/2022 (S)	825,000	878,625
Nuveen Investments, Inc., Class A
5.500%, 09/15/2015	8,929,000	8,973,645
Omega Healthcare Investors, Inc.
5.875%, 03/15/2024	225,000	243,000
6.750%, 10/15/2022	2,950,000	3,215,500
Onex USI Aquisition Corp.
7.750%, 01/15/2021 (S)	3,685,000	3,786,338
Pinnacle Foods Finance LLC
4.875%, 05/01/2021 (S)	1,050,000	1,053,938
Sabra Health Care LP
5.375%, 06/01/2023	1,100,000	1,116,500
8.125%, 11/01/2018	2,665,000	2,898,188
Springleaf Finance Corp.
5.400%, 12/01/2015	500,000	515,000
5.750%, 09/15/2016	1,650,000	1,687,125
6.000%, 06/01/2020 (S)	5,825,000	5,621,125
6.500%, 09/15/2017	1,200,000	1,224,000
6.900%, 12/15/2017	950,000	984,438
Watco Companies LLC
6.375%, 04/01/2023 (S)	310,000	326,275

		86,422,286
Health Care - 4.4%
Acadia Healthcare Company, Inc.
6.125%, 03/15/2021 (S)	255,000	265,838
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,421,063
Community Health Systems, Inc.
5.125%, 08/15/2018	940,000	979,950
7.125%, 07/15/2020	1,050,000	1,152,375
DaVita, Inc.
5.750%, 08/15/2022	1,200,000	1,278,000
6.625%, 11/01/2020	2,800,000	2,989,000
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	735,000	806,663
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	1,350,000	1,501,875
6.500%, 09/15/2018 (S)	1,605,000	1,829,700
HCA, Inc.
4.750%, 05/01/2023	375,000	374,063

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
HCA, Inc. (continued)
5.875%, 03/15/2022	$125,000	$137,188
6.500%, 02/15/2020	3,175,000	3,579,813
7.500%, 11/15/2095	1,000,000	945,000
8.500%, 04/15/2019	3,425,000	3,733,250
Health Management Associates, Inc.
6.125%, 04/15/2016	2,875,000	3,148,125
Healthsouth Corp.
5.750%, 11/01/2024	950,000	983,250
7.250%, 10/01/2018	540,000	582,525
7.750%, 09/15/2022	450,000	497,250
Hologic, Inc.
6.250%, 08/01/2020	3,115,000	3,329,156
Select Medical Corp.
6.375%, 06/01/2021 (S)	1,205,000	1,199,728
Tenet Healthcare Corp.
4.750%, 06/01/2020 (S)	1,400,000	1,410,500

		32,144,312
Industrials - 5.0%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	1,515,000	1,515,000
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	580,000	587,250
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	4,145,000	4,476,600
Ceridian Corp.
11.000%, 03/15/2021 (S)	55,000	62,838
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	350,000	380,625
Columbus McKinnon Corp.
7.875%, 02/01/2019	1,090,000	1,171,750
Covanta Holding Corp.
6.375%, 10/01/2022	837,000	903,469
7.250%, 12/01/2020	180,000	196,739
Crown Americas LLC
6.250%, 02/01/2021	1,597,000	1,744,723
Florida East Coast Railway Corp.
8.125%, 02/01/2017	1,120,000	1,192,800
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,388,000	3,659,040
Interface, Inc.
7.625%, 12/01/2018	225,000	241,313
Iron Mountain, Inc.
5.750%, 08/15/2024	350,000	354,375
8.000%, 06/15/2020	3,750,000	3,905,625
The Geo Group, Inc.
6.625%, 02/15/2021	3,190,000	3,477,100
7.750%, 10/15/2017	3,110,000	3,284,938
TransDigm, Inc.
5.500%, 10/15/2020 (S)	1,095,000	1,133,325
7.750%, 12/15/2018	1,610,000	1,756,913
United Rentals North America, Inc.
5.750%, 07/15/2018	5,520,000	5,892,600

		35,937,023
Information Technology - 4.8%
Audatex North America, Inc.
6.750%, 06/15/2018 (S)	1,300,000	1,382,875
CDW LLC
12.535%, 10/12/2017	911,000	979,325
CyrusOne LP
6.375%, 11/15/2022 (S)	350,000	373,625

257

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Equinix, Inc.
4.875%, 04/01/2020	$220,000	$223,850
5.375%, 04/01/2023	225,000	232,313
7.000%, 07/15/2021	75,000	83,438
Fidelity National Information Services, Inc.
7.875%, 07/15/2020	600,000	672,463
First Data Corp.
6.750%, 11/01/2020 (S)	1,450,000	1,515,250
7.375%, 06/15/2019 (S)	300,000	316,500
11.250%, 03/31/2016	5,785,000	5,813,925
11.750%, 08/15/2021 (S)	1,435,000	1,388,363
NCR Corp.
4.625%, 02/15/2021	475,000	470,250
5.000%, 07/15/2022	3,585,000	3,620,850
Nuance Communications, Inc.
5.375%, 08/15/2020 (S)	1,255,000	1,270,688
Seagate HDD Cayman
4.750%, 06/01/2023 (S)	2,500,000	2,425,000
6.875%, 05/01/2020	425,000	454,750
7.000%, 11/01/2021	500,000	550,000
7.750%, 12/15/2018	2,675,000	2,982,625
Seagate Technology HDD Holdings
6.800%, 10/01/2016	875,000	1,000,781
SunGard Data Systems, Inc.
4.875%, 01/15/2014	1,600,000	1,620,000
6.625%, 11/01/2019 (S)	1,675,000	1,762,938
7.375%, 11/15/2018	4,425,000	4,712,625
7.625%, 11/15/2020	325,000	357,500
VeriSign, Inc.
4.625%, 05/01/2023 (S)	675,000	678,375

		34,888,309
Materials - 2.8%
Ashland, Inc.
3.875%, 04/15/2018 (S)	2,000,000	2,055,000
Ball Corp.
4.000%, 11/15/2023	830,000	793,688
5.000%, 03/15/2022	425,000	439,875
6.750%, 09/15/2020	510,000	550,800
7.375%, 09/01/2019	10,000	10,875
Celanese US Holdings LLC
4.625%, 11/15/2022	1,075,000	1,104,563
5.875%, 06/15/2021	345,000	380,363
6.625%, 10/15/2018	1,625,000	1,755,000
Crown Americas LLC
4.500%, 01/15/2023 (S)	775,000	757,563
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,231,250
Koppers, Inc.
7.875%, 12/01/2019	100,000	109,750
Novelis, Inc.
8.375%, 12/15/2017	700,000	756,000
8.750%, 12/15/2020	3,150,000	3,520,125
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,550,000	1,829,000
Sealed Air Corp.
6.875%, 07/15/2033 (S)	1,290,000	1,315,800
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,400,000	2,454,000
Tronox Finance LLC
6.375%, 08/15/2020 (S)	1,545,000	1,517,963

		20,581,615

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 11.0%
Cricket Communications, Inc.
7.750%, 10/15/2020	$475,000	$473,813
Crown Castle International Corp.
5.250%, 01/15/2023	3,449,000	3,492,113
7.125%, 11/01/2019	2,155,000	2,338,175
GCI, Inc.
6.750%, 06/01/2021	2,945,000	2,878,738
8.625%, 11/15/2019	5,650,000	6,031,375
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (S)	3,675,000	3,615,281
7.250%, 04/01/2019 to 10/15/2020	7,850,000	8,467,750
7.500%, 04/01/2021	1,050,000	1,153,688
Intelsat Luxembourg SA
7.750%, 06/01/2021 (S)	1,490,000	1,566,363
8.125%, 06/01/2023 (S)	500,000	535,000
11.250%, 02/04/2017	504,000	533,232
MetroPCS Wireless, Inc.
6.250%, 04/01/2021 (S)	210,000	219,975
6.625%, 11/15/2020	3,245,000	3,472,150
6.625%, 04/01/2023 (S)	230,000	243,225
7.875%, 09/01/2018	3,290,000	3,586,100
SBA Communications Corp.
5.625%, 10/01/2019 (S)	190,000	195,700
SBA Telecommunications, Inc.
5.750%, 07/15/2020 (S)	2,401,000	2,497,040
8.250%, 08/15/2019	133,000	145,635
Sprint Capital Corp.
6.875%, 11/15/2028	6,580,000	6,580,000
8.750%, 03/15/2032	11,705,000	13,636,325
Sprint Nextel Corp.
9.000%, 11/15/2018 (S)	450,000	545,625
Syniverse Holdings, Inc.
9.125%, 01/15/2019	5,944,000	6,493,820
Telesat Canada
6.000%, 05/15/2017 (S)	1,100,000	1,149,500
tw Telecom Holdings, Inc.
5.375%, 10/01/2022	6,285,000	6,504,975
8.000%, 03/01/2018	2,925,000	3,144,375

		79,499,973
Utilities - 3.9%
AmeriGas Finance LLC
6.750%, 05/20/2020	3,175,000	3,460,750
7.000%, 05/20/2022	1,110,000	1,204,350
AmeriGas Partners LP
6.500%, 05/20/2021	55,000	58,575
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	600,000	624,000
Calpine Corp.
7.250%, 10/15/2017 (S)	6,211,000	6,490,495
DPL, Inc.
6.500%, 10/15/2016	1,175,000	1,266,063
Ferrellgas LP
9.125%, 10/01/2017	1,915,000	2,029,900
Ipalco Enterprises, Inc.
5.000%, 05/01/2018	100,000	107,500
7.250%, 04/01/2016 (S)	4,420,000	4,939,350
NSG Holdings, Inc.
7.750%, 12/15/2025 (S)	2,700,000	2,929,500
Suburban Propane Partners LP
7.375%, 03/15/2020 to 08/01/2021	3,349,000	3,588,298

258

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP (continued)
7.500%, 10/01/2018	$1,767,000	$1,897,316

		28,596,097

TOTAL CORPORATE BONDS (Cost $584,631,375)		$617,005,040

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Emigrant Capital Trust I
2.685%, 12/10/2033 (P)(S)	2,450,000	1,628,067

TOTAL CAPITAL PREFERRED SECURITIES (Cost $993,523)		$1,628,067

CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)	1,820,000	1,858,675

TOTAL CONVERTIBLE BONDS (Cost $1,804,067)		$1,858,675

TERM LOANS (M) - 12.5%
Consumer Discretionary - 5.0%
Advantage Sales & Marketing LLC
8.250%, 06/17/2018	570,714	578,134
Alliance Laundry Systems LLC
9.500%, 12/10/2019	1,255,288	1,280,393
Allison Transmission, Inc.
2.950%, 08/07/2017	1,214,364	1,217,400
4.250%, 08/23/2019	1,091,764	1,098,587
CCM Merger, Inc.
5.000%, 03/01/2017	3,188,895	3,212,811
CCO Holdings LLC
2.694%, 09/05/2014	4,900,000	4,908,526
Centaur Acquisition LLC
8.750%, 02/20/2020	1,705,000	1,732,706
Coinmach Service Corp.
4.250%, 11/15/2019	1,410,000	1,417,050
Federal-Mogul Corp.
2.137%, 12/29/2014	2,453,033	2,396,525
2.137%, 12/28/2015	2,508,158	2,450,380
Focus Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,428,000
Local TV Finance LLC
4.200%, 05/07/2015	5,852,997	5,896,894
Mission Broadcasting, Inc.
4.250%, 12/03/2019	621,094	628,081
Nexstar Broadcasting, Inc.
4.250%, 12/03/2019	1,469,127	1,491,164
Regal Cinemas Corp.
2.724%, 08/23/2017	195,500	196,687
The Goodyear Tire & Rubber Company
4.750%, 04/30/2019	2,250,000	2,265,469
United Surgical Partners International, Inc.
4.750%, 04/03/2019	1,534,539	1,547,007
Wash Multifamily Laundry Systems LLC
5.250%, 02/21/2019	2,645,000	2,658,225

		36,404,039
Consumer Staples - 0.3%
Dunkin’ Brands, Inc.
3.750%, 02/14/2020	1,925,954	1,933,864
Energy - 0.9%
Energy Transfer Equity LP
3.750%, 03/24/2017	348,750	352,020

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Energy (continued)
Philadelphia Energy Solutions Refining and
Marketing LLC
6.250%, 04/04/2018	$3,600,000	$3,663,000
Tallgrass Operations LLC
5.250%, 11/13/2018	2,295,777	2,312,996

		6,328,016
Financials - 1.1%
Capital Automotive LP
4.000%, 04/10/2019	2,762,663	2,784,536
6.000%, 04/30/2020	1,850,000	1,914,750
CBAC Borrower,
TBD 04/24/2020 (T)	1,525,000	1,568,844
Springleaf Finance Funding Company
5.500%, 05/10/2017	1,845,123	1,849,160

		8,117,290
Industrials - 1.3%
HHI Holdings LLC
5.000%, 10/05/2018	1,987,214	2,014,538
Kar Auction Services Inc
3.750%, 05/19/2017	7,018,255	7,092,824
Total Safety Us Inc.
9.250%, 08/21/2020	369,075	374,611

		9,481,973
Information Technology - 0.4%
Applied Systems, Inc.
8.250%, 06/08/2017	520,000	524,982
First Data Corp.
4.199%, 09/24/2018	2,675,052	2,664,464

		3,189,446
Materials - 0.2%
Chemtura Corp.
5.500%, 08/27/2016	1,132,403	1,142,312
Telecommunication Services - 0.7%
Cricket Communications, Inc.
4.750%, 03/09/2020	600,000	602,700
Crown Castle Operating Company
3.250%, 01/31/2019	197,500	197,870
FiberTower Corp.
8.000%, 03/29/2021	65,000	66,138
Level 3 Financing, Inc.
4.750%, 02/01/2016	3,629,381	3,662,045
NTELOS, Inc.
5.750%, 11/08/2019	818,750	809,198

		5,337,951
Utilities - 2.6%
Texas Competitive Electric Holdings
Company LLC
3.724%, 10/10/2014	24,304,267	18,876,322

TOTAL TERM LOANS (Cost $91,760,470)		$90,811,213

COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$33,750

TOTAL COMMON STOCKS (Cost $750,000)		$33,750

PREFERRED SECURITIES - 0.1%
Consumer Discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$22,860

259

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED SECURITIES (continued)
Consumer Discretionary (continued)
Tropicana Las Vegas Resort & Casino LLC (I)	840	$15,120

		37,980
Financials - 0.1%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	36,000	958,320

TOTAL PREFERRED SECURITIES (Cost $1,111,000)		$996,300

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	14,369,820	14,369,820
Repurchase Agreement - 0.0%
Repurchase Agreement with State Street Bank
dated 05/31/2013 at 0.010% to be
repurchased at $105,411 on 06/03/2013,
collateralized by $115,000 Federal National
Morgage Association, 2.080% due
11/02/2022 (valued at $111,981,
including interest)	$105,411	$105,411

TOTAL SHORT-TERM INVESTMENTS (Cost $14,475,231)		$14,475,231

Total Investments (U.S. High Yield Bond Fund)
(Cost $695,525,666) - 100.1%		$726,808,276
Other assets and liabilities, net - (0.1%)		(559,464)

TOTAL NET ASSETS - 100.0%		$726,248,812

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.1%
Consumer Discretionary - 11.1%
Auto Components - 1.9%
Johnson Controls, Inc.	85,392	$3,190,244
Household Durables - 3.1%
Newell Rubbermaid, Inc.	191,154	5,168,804
Specialty Retail - 6.1%
Advance Auto Parts, Inc.	43,150	3,517,588
Ascena Retail Group, Inc. (I)	174,994	3,557,628
Express, Inc. (I)	138,271	3,014,308

		10,089,524

		18,448,572
Consumer Staples - 5.0%
Food & Staples Retailing - 0.9%
Sysco Corp.	45,681	1,544,018
Food Products - 2.9%
ConAgra Foods, Inc.	142,959	4,816,289
Personal Products - 1.2%
Avon Products, Inc.	81,695	1,925,551

		8,285,858
Energy - 5.6%
Energy Equipment & Services - 1.6%
Noble Corp.	69,217	2,682,159

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.0%
Newfield Exploration Company (I)	142,061	$3,379,631
The Williams Companies, Inc.	92,202	3,243,666

		6,623,297

		9,305,456
Financials - 20.6%
Capital Markets - 4.2%
Northern Trust Corp.	67,185	3,906,808
Stifel Financial Corp. (I)	85,819	3,088,626

		6,995,434
Commercial Banks - 6.7%
BB&T Corp.	116,516	3,835,707
Comerica, Inc.	101,372	4,003,180
Wintrust Financial Corp.	89,608	3,381,806

		11,220,693
Insurance - 7.4%
ACE, Ltd.	52,835	4,738,243
Marsh & McLennan Companies, Inc.	116,300	4,654,326
Willis Group Holdings PLC	75,946	2,966,451

		12,359,020
Real Estate Investment Trusts - 0.9%
Weingarten Realty Investors	45,464	1,449,392
Real Estate Management & Development - 1.4%
Forest City Enterprises, Inc., Class A (I)	127,110	2,384,584

		34,409,123
Health Care - 8.6%
Health Care Equipment & Supplies - 1.8%
CareFusion Corp. (I)	79,911	2,936,729
Health Care Providers & Services - 5.9%
Brookdale Senior Living, Inc. (I)	117,713	3,337,164
HealthSouth Corp. (I)	156,196	4,574,981
Universal Health Services, Inc., Class B	27,136	1,876,183

		9,788,328
Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	50,751	1,589,521

		14,314,578
Industrials - 13.9%
Construction & Engineering - 2.1%
Foster Wheeler AG (I)	154,479	3,556,107
Electrical Equipment - 2.3%
The Babcock & Wilcox Company	129,505	3,843,708
Machinery - 5.7%
Ingersoll-Rand PLC	64,565	3,714,424
Snap-on, Inc.	62,441	5,687,751

		9,402,175
Road & Rail - 3.8%
Swift Transportation Company (I)	183,841	3,095,882
Werner Enterprises, Inc.	129,934	3,252,248

		6,348,130

		23,150,120
Information Technology - 11.2%
Communications Equipment - 0.9%
Juniper Networks, Inc. (I)	88,162	1,563,112
Computers & Peripherals - 2.0%
Diebold, Inc.	100,630	3,241,292

260

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 3.1%
Flextronics International, Ltd. (I)	489,521	$3,651,827
FLIR Systems, Inc.	64,659	1,575,093

		5,226,920
IT Services - 3.2%
Fidelity National Information Services, Inc.	119,370	5,359,713
Office Electronics - 2.0%
Zebra Technologies Corp., Class A (I)	73,665	3,363,544

		18,754,581
Materials - 7.8%
Chemicals - 2.6%
W.R. Grace & Company (I)	51,737	4,372,294
Containers & Packaging - 5.2%
Sealed Air Corp.	232,487	5,584,338
Sonoco Products Company	89,816	3,145,356

		8,729,694

		13,101,988
Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
tw telecom, Inc. (I)	163,567	4,666,567
Utilities - 4.5%
Electric Utilities - 2.4%
Edison International	87,236	4,007,622
Multi-Utilities - 2.1%
CenterPoint Energy, Inc.	148,523	3,442,763

		7,450,385

TOTAL COMMON STOCKS (Cost $103,171,639)		$151,887,228

PREFERRED SECURITIES - 2.0%
Financials - 1.0%
Health Care REIT, Inc., 6.500% (I)	25,710	1,619,730
Health Care - 1.0%
HealthSouth Corp., 6.500% (I)	1,370	1,673,113

TOTAL PREFERRED SECURITIES (Cost $2,552,071)		$3,292,843

CONVERTIBLE BONDS - 1.3%
Health Care - 1.3%
Brookdale Senior Living, Inc.,
2.750%, 6/15/2018 (I)	$1,814,000	$2,235,755

TOTAL CONVERTIBLE BONDS (Cost $1,683,698)		$2,235,755

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
State Street Institutional Liquid Reserves
Fund, 0.0945% (Y)	7,590,159	7,590,159

TOTAL SHORT-TERM INVESTMENTS (Cost $7,590,159)		$7,590,159

Total Investments (Value Fund) (Cost $114,997,567) - 98.9%		$165,005,985
Other assets and liabilities, net - 1.1%		1,802,414

TOTAL NET ASSETS - 100.0%		$166,808,399

Footnotes

Percentages are based upon net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CNY	- Chinese Yuan Renminbi
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli New Shekels
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PEN	- Peruvian Nuevo Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian New Leu
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht
TRY	- Turkish Lira
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
CDOR	- Canadian Dealer Offered Rate
EURIBOR	- Euro Interbank Offered Rate
GDR	- Global Depositary Receipts
IO	- Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the annualized yield at the end of the period.

LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security (Principal Tranche of Stripped Security). Rate
shown is the annualized yield on date of purchase.
TBA	- To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	- To Be Determined
USGG	- U.S. Generic Government Yield Index
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(F)	All or a portion of this security is held at a broker to meet the margin requirements for futures contracts.
(G)	The Portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of May 31, 2013.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.

261

John Hancock Funds II

Portfolio of Investments — May 31, 2013 (Unaudited) (showing percentage of total net assets)

(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral recieved for securities lending.

(Y)	The rate shown is the annualized seven-day yield as of May 31, 2013.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

262

Certain Funds had the following country concentration as a percentage of total net assets on 5-31-13:

Alpha Opportunities Fund
United States	81.4%
Canada	2.8%
United Kingdom	2.5%
Switzerland	1.8%
Netherlands	1.7%
China	1.1%
Belgium	1.1%
France	1.0%
Japan	1.0%
Ireland	0.8%
Other Countries	4.8%

Fundamental Value Fund
United States	83.6%
Switzerland	5.1%
Canada	4.9%
Hong Kong	2.6%
United Kingdom	1.9%
Netherlands	1.2%
Other Countries	0.7%

High Income Fund
United States	81.7%
Canada	6.0%
Luxembourg	3.8%
United Kingdom	2.2%
Ireland	1.9%
Netherlands	1.0%
Jamaica	0.7%
Japan	0.5%
Austria	0.5%
Venezuela	0.4%
Other Countries	1.3%

High Yield Fund
United States	75.7%
Luxembourg	6.9%
Netherlands	3.2%
Ireland	2.4%
United Kingdom	2.4%
Australia	2.0%
France	1.7%
Germany	1.3%
Other Countries	4.4%

Mutual Shares Fund
United States	80.0%
United Kingdom	11.2%
Switzerland	2.6%
France	1.3%
Israel	1.0%
Denmark	1.0%
Germany	0.9%
Netherlands	0.7%
Brazil	0.5%
South Korea	0.3%
Other Countries	0.5%

Science & Technology Fund
United States	83.1%
China	5.8%
Japan	2.9%
Israel	2.1%
Ireland	1.6%
Netherlands	1.2%
Taiwan	0.8%
Singapore	0.7%
Bermuda	0.6%
Hong Kong	0.4%
Other Countries	0.8%

Spectrum Income Fund
United States	68.9%
United Kingdom	2.5%
Germany	2.4%
Luxembourg	2.1%
Japan	1.9%
Mexico	1.9%
Canada	1.5%
Turkey	1.4%
Brazil	1.3%
Netherlands	1.3%
Other Countries	14.8%

Strategic Equity Allocation Fund
United States	75.8
United Kingdom	3.9
Japan	3.1
Switzerland	1.9
Germany	1.6
France	1.5
China	1.1
Australia	1.1
Other Countries	10.0

Total Return Fund
United States	87.1%
Italy	2.4%
Canada	2.3%
United Kingdom	1.7%
Mexico	1.6%
Cayman Islands	1.1%
Virgin Islands	0.6%
France	0.6%
Spain	0.5%
United Arab Emirates	0.4%
Other Countries	1.7%

Certain Funds had the following industry distribution as a percentage of total net assets on 5-31-13:

Global Real Estate Fund
Retail REITs	24.1%
Real Estate Management & Development	15.3%
Specialized REITs	12.3%
Residential REITs	11.2%
Diversified REITs	11.1%
Office REITs	10.6%
Real Estate Operating Companies	8.9%
Industrial REITs	3.5%
Real Estate Development	1.7%
Short-Term Investments & Other	1.3%

Certain Funds had the following sector distribution as a percentage of total net assets on 5-31-13:

Asia Total Return Bond Fund
Financials	40.7%
Foreign Government Obligations	33.5%
Energy	5.6%
Industrials	3.5%
Consumer Discretionary	3.3%
Consumer Staples	2.9%
Utilities	2.4%
Materials	2.2%
Telecommunication Services	1.4%
Information Technology	0.3%
Other	4.2%

Emerging Markets Debt Fund
Foreign Government	25.0%
Energy	21.5%
Financials	12.5%
Utilities	9.1%
Industrials	8.1%
Telecommunication Services	7.2%
Materials	6.8%
Consumer Staples	2.6%
Consumer Discretionary	1.8%
Information Technology	1.5%
Short-Term Investments & Other	3.9%

Fundamental Global Franchise Fund
Consumer Staples	50.1%
Information Technology	22.1%
Consumer Discretionary	17.0%
Health Care	5.6%
Industrials	4.8%
Short-term Investments & Other	0.4%

Global Bond Fund
Financials	27.5%
Foreign Government Obligations	22.0%
Collateralized Mortgage Obligations	15.3%
U.S. Government Agency	7.7%
U.S. Government	6.5%
Asset Backed Securities	2.0%
Consumer Discretionary	1.3%
Municipal Bonds	1.1%
Consumer Staples	0.5%
Information Technology	0.3%
Materials	0.3%
Purchased Options	0.1%
Industrials	0.1%
Short-Term Investments & Other	15.3%

Global Equity Fund
Consumer Discretionary	21.5%
Health Care	15.5%
Industrials	14.9%
Financials	14.0%
Consumer Staples	12.8%
Information Technology	8.7%
Energy	5.1%
Telecommunication Services	3.8%
Materials	2.9%
Other Assets	0.8%

International Growth Opportunities Fund
Financials	21.5%
Consumer Discretionary	20.0%
Information Technology	19.9%
Industrials	16.2%
Materials	7.9%
Consumer Staples	5.7%
Health Care	4.0%
Energy	2.1%
Telecommunication Services	1.3%
Short-Term Investments & Other	1.4%

International Growth Stock Fund
Consumer Discretionary	23.1%
Financials	13.5%
Information Technology	13.1%
Industrials	10.5%
Health Care	8.9%
Consumer Staples	8.5%
Energy	8.5%
Materials	3.9%
Telecommunication Services	1.3%
Utilities	0.9%
Short-Term Investments & Other	7.8%

International Small Cap Fund
Consumer Discretionary	28.8%
Industrials	17.2%
Financials	14.0%
Information Technology	12.0%
Energy	6.1%
Consumer Staples	5.9%
Materials	4.9%
Health Care	3.9%
Utilities	0.9%
Short-Term Investments & Other	6.3%

International Small Company Fund
Industrials	24.3%
Consumer Discretionary	20.9%
Financials	13.9%
Materials	10.2%
Information Technology	9.2%
Consumer Staples	5.9%
Energy	5.6%
Health Care	5.5%
Utilities	2.0%
Telecommunication Services	1.5%
Short-Term Investments & Other	1.0%

International Value Fund
Financials	28.3%
Energy	14.6%
Industrials	10.4%
Health Care	10.2%
Information Technology	8.1%
Telecommunication Services	6.4%
Consumer Discretionary	5.1%
Materials	4.8%
Consumer Staples	3.6%
Short-Term Investments & Others	8.2%

Notes to Portfolios of Investments (Unaudited)

Nine Month Period Ended May 31, 2013

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the Funds are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Funds’ Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the times when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Funds may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2013, all investments and financial instruments for All Cap Core Fund, Core Diversified Growth & Income Portfolio, Core Fundamental Holdings Portfolio, Core Global Diversification Portfolio, Small Company Growth Fund and Small Company Value are categorized as Level 1 under the hierarchy described above.

All investments and financial instruments for All Cap Value Fund, Mid Cap Growth Index Fund, Mid Cap Value Index Fund, Real Estate Securities Fund, Redwood Fund, Small Cap Growth Fund and Small Cap Value Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short term discount notes, which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds, which are categorized as Level 2.

All investments for Emerging Markets Debt Fund are categorized as Level 2 under the hierarchy described above.

The following is a summary of the values by input classification of the Funds’ investments as of May 31, 2013,  by major security category or type:

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government & Agency Obligations	$457,911,898	—	$457,911,898	—
Foreign Government Obligations	1,429,641	—	1,429,641	—
Corporate Bonds	745,657,524	—	744,264,550	$1,392,974
Capital Preferred Securities	14,978,140	—	14,978,140	—
Convertible Bonds	575,013	—	575,013	—
Term Loans	5,344,262	—	5,344,262	—
Municipal Bonds	1,845,590	—	1,845,590	—
Collateralized Mortgage Obligations	376,029,481	—	375,892,740	136,741
Asset Backed Securities	71,342,031	—	69,351,359	1,990,672
Common Stocks	13	—	13	—
Preferred Securities	12,041,408	$9,816,052	2,225,356	—
Escrow Certificates	277,200	—	277,200	—
Securities Lending Collateral	1,833,894	1,833,894	—	—
Short-Term Investments	191,875,877	176,455,877	15,420,000	—
Total Investments in Securities	$1,881,141,972	$188,105,823	$1,689,515,762	$3,520,387
Other Financial Instruments:
Futures	($406,834)	($406,834)	—	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Fund
Common Stocks
Consumer Discretionary	$209,411,007	$182,882,793	$26,528,214	—
Consumer Staples	71,452,948	48,478,778	22,974,170	—
Energy	124,733,386	107,959,973	16,773,413	—
Financials	185,466,652	166,661,913	18,804,739	—
Health Care	182,557,254	149,684,616	32,872,638	—
Industrials	176,824,743	155,367,571	21,457,172	—
Information Technology	231,727,004	226,752,815	4,974,189	—
Materials	73,501,377	64,480,906	8,827,951	$192,520
Telecommunication Services	6,042,820	6,042,820	—	—
Utilities	15,128,835	15,128,835	—	—
Preferred Securities
Consumer Discretionary	1,183,396	—	1,183,396	—
Industrials	54,150	—	54,150	—
Securities Lending Collateral	109,981,591	109,981,591	—	—
Short-Term Investments	36,000,000	—	36,000,000	—
Asset Backed Securities	818,010	—	818,010	—
Warrants	860,038	—	860,038	—
Total Investments in Securities	$1,425,743,211	$1,233,422,611	$192,128,080	$192,520

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asia Total Return Bond Fund
Foreign Government Obligations
Australia	$29,085,676	—	$29,085,676	—
China	10,530,954	—	10,530,954	—
Indonesia	12,538,767	—	12,538,767	—
Malaysia	18,435,821	—	18,435,821	—
New Zealand	5,428,403	—	5,428,403	—
Philippines	12,826,881	—	12,826,881	—
Singapore	5,299,324	—	5,299,324	—
South Korea	26,544,975	—	26,544,975	—
Thailand	17,886,196	—	17,886,196	—
Corporate Bonds
Australia	9,138,828	—	9,138,828	—
Cayman Islands	14,180,204	—	14,180,204	—
China	23,827,037	—	23,827,037	—
Germany	4,182,774	—	4,182,774	—
Hong Kong	34,326,407	—	34,326,407	—
Indonesia	20,923,242	—	20,923,242	—
Japan	4,999,253	—	4,999,253	—
Luxembourg	7,403,520	—	7,403,520	—
Malaysia	19,449,839	—	19,449,839	—
Netherlands	7,660,500	—	7,660,500	—
Philippines	995,126	—	995,126	—
Singapore	27,832,603	—	27,832,603	—
South Korea	5,486,415	—	5,486,415	—
Thailand	9,119,007	—	9,119,007	—
United Kingdom	11,235,761	—	11,235,761	—
United States	37,509,630	—	34,910,098	$2,599,532
Virgin Islands	12,804,794	—	12,804,794	—
Capital Preferred Securities	6,360,000	—	6,360,000	—
Total Investments in Securities	$396,011,937	—	$393,412,405	$2,599,532
Other Financial Instruments:
Forward Foreign Currency Contracts	($53,870)	—	($53,870)	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Blue Chip Growth Fund
Common Stocks
Consumer Discretionary	$568,532,637	$568,532,637	—	—
Consumer Staples	82,691,173	81,450,818	$1,240,355	—
Energy	112,393,817	112,393,817	—	—
Financials	217,571,429	217,571,429	—	—
Health Care	326,949,012	326,949,012	—	—
Industrials	335,018,905	335,018,905	—	—
Information Technology	556,098,287	540,917,072	15,181,215	—
Materials	110,462,968	110,462,968	—	—
Telecommunication Services	49,620,042	49,620,042	—	—
Securities Lending Collateral	67,572,145	67,572,145	—	—
Short-Term Investments	12,996,482	12,996,482	—	—
Total Investments in Securities	$2,439,906,897	$2,423,485,327	$16,421,570	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Common Stocks
Consumer Discretionary	$461,057,409	$401,293,831	$59,763,578	—
Consumer Staples	175,050,186	152,450,619	22,599,567	—
Energy	78,928,078	78,928,078	—	—
Financials	53,157,860	53,157,860	—	—
Health Care	394,737,558	394,737,558	—	—
Industrials	181,283,680	170,698,541	10,585,139	—
Information Technology	592,639,920	592,639,920	—	—
Materials	49,246,976	49,246,976	—	—
Telecommunication Services	31,719,251	31,719,251	—	—
Preferred Securities
Industrials	105,822	—	105,822	—
Securities Lending Collateral	91,556,039	91,556,039	—	—
Short-Term Investments	17,655,933	17,655,933	—	—
Total Investments in Securities	2,127,138,712	2,034,084,606	93,054,106	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Fund
Common Stocks
Consumer Discretionary	$192,283,054	$192,283,054	—	—
Consumer Staples	146,535,822	127,560,637	$18,975,185	—
Energy	54,440,713	54,440,713	—	—
Financials	236,321,209	236,321,209	—	—
Health Care	176,392,994	176,392,994	—	—
Industrials	174,813,042	174,813,042	—	—
Information Technology	215,569,879	215,569,879	—	—
Materials	4,905,637	4,905,637	—	—
Utilities	46,562,800	46,562,800	—	—
Preferred Securities
Consumer Staples	1,722,313	—	1,722,313	—
Financials	12,157,740	12,157,740	—	—
Utilities	1,530,000	1,530,000	—	—
Corporate Bonds
Consumer Discretionary	74,362,943	—	74,362,943	—
Consumer Staples	38,436,526	—	38,436,526	—
Energy	53,698,370	—	53,698,370	—
Financials	21,866,694	—	21,866,694	—
Health Care	28,078,802	—	28,078,802	—
Industrials	34,727,765	—	34,727,765	—
Information Technology	17,308,588	—	17,308,588	—
Materials	4,953,849	—	4,953,849	—
Telecommunication Services	47,823,226	—	47,823,226	—
Utilities	16,867,643	—	16,867,643	—
Convertible Bonds
Health Care	2,176,581	—	2,176,581	—
Industrials	9,258,681	—	9,258,681	—
Information Technology	5,732,675	—	5,732,675	—
Term Loans
Consumer Discretionary	12,067,386	—	12,067,386	—
Consumer Staples	78,389,837	—	78,389,837	—
Energy	970,343	—	970,343	—
Financials	1,502,801	—	1,502,801	—
Health Care	2,512,486	—	2,512,486	—
Telecommunication Services	39,836,081	—	39,836,081	—
Collateralized Mortgage Obligations	101,130,570	—	101,130,570	—
Asset Backed Securities	13,585,396	—	13,585,396	—
Securities Lending Collateral	34,927,087	34,927,087	—	—
Short-Term Investments	233,440,416	233,440,416	—	—
Total Investments in Securities	$2,136,889,949	$1,510,905,208	$625,984,741	—
Other Financial Instruments
Written Options	($8,111,326)	($6,171,610)	($1,939,716)	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Core Bond Fund
U.S. Government & Agency Obligations	$359,963,081	—	$359,963,081	—
Foreign Government Obligations	9,165,963	—	9,165,963	—
Corporate Bonds	166,850,586	—	166,850,586	—
Municipal Bonds	7,207,328	—	7,207,328	—
Collateralized Mortgage Obligations	61,722,527	—	60,450,216	$1,272,311
Asset Backed Securities	100,950,062	—	100,950,062	—
Short-Term Investments	54,148,628	54,148,628	—	—
Total Investments in Securities	$760,008,175	$54,148,628	$704,587,236	$1,272,311
Sales Commitment Outstanding	($6,941,305)	—	($6,941,305)	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity-Income Fund
Common Stocks
Consumer Discretionary	$172,544,958	$168,391,611	$4,153,347	—
Consumer Staples	85,572,378	85,572,378	—	—
Energy	242,918,293	242,918,293	—	—
Financials	357,176,636	357,176,636	—	—
Health Care	107,986,774	107,986,774	—	—
Industrials	238,501,375	238,501,375	—	—
Information Technology	154,208,307	154,208,307	—	—
Materials	76,500,431	76,500,431	—	—
Telecommunication Services	60,240,531	50,262,256	9,978,275	—
Utilities	94,519,377	94,519,377	—	—
Preferred Securities
Consumer Discretionary	10,391,649	10,391,649	—	—
Securities Lending Collateral	159,485,686	159,485,686	—	—
Short-Term Investments	99,770,509	99,770,509	—	—
Total Investments in Securities	$1,859,816,904	$1,845,685,282	$14,131,622	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Global Franchise Fund
Common Stocks
Belgium	$14,192,915	—	$14,192,915	—
China	12,892,478	—	12,892,478	—
France	22,749,444	—	22,749,444	—
Germany	28,447,247	—	28,447,247	—
Ireland	12,021,630	—	12,021,630	—
Netherlands	19,006,333	—	19,006,333	—
Switzerland	26,591,410	—	26,591,410	—
United Kingdom	82,553,144	—	82,553,144	—
United States	195,935,114	$195,935,114	—	—
Short-Term Investments	2,135,000	—	2,135,000	—
Total Investments in Securities	$416,524,715	$195,935,114	$220,589,601	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Value Fund
Common Stocks
Consumer Discretionary	$97,528,513	$92,702,378	$4,826,135	—
Consumer Staples	177,135,132	165,338,630	11,796,502	—
Energy	97,012,225	97,012,225	—	—
Financials	433,529,266	395,286,771	38,242,495	—
Health Care	60,218,339	60,218,339	—	—
Industrials	58,942,782	27,477,739	31,465,043	—
Information Technology	115,431,909	115,431,909	—	—
Materials	68,376,351	68,376,351	—	—
Telecommunication Services	1,751,602	1,751,602	—	—
Convertible Bonds
Materials	227,199	—	227,199	—
Securities Lending Collateral	22,326,045	22,326,045	—	—
Commercial Paper
Financials	34,136,848	—	34,136,848	—
Units
Financials	406,863	406,863	—	—
Total Investments in Securities	$1,167,023,074	$1,046,328,852	$120,694,222	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund
Foreign Government Obligations	$212,959,572	—	$212,959,572	—
Corporate Bonds	216,116,257	—	216,116,257	—
U.S. Government & Agency Obligations	87,573,858	—	87,573,858	—
Municipal Bonds	8,295,732	—	8,295,732	—
Term Loans	5,535,108	—	5,535,108	—
Collateralized Mortgage Obligations	113,838,366	—	113,838,366	—
Asset Backed Securities	14,640,266	—	14,640,266	—
Preferred Securities	149,110	$149,110	—	—
Purchased Options	874,719	—	874,719	—
Escrow Shares	1,965,000	—	1,965,000	—
Commercial Paper	19,597,167	—	19,597,167	—
Short-Term Investments	65,089,222	—	65,089,222	—
Total Investments in Securities	$746,634,377	$149,110	$746,485,267	—
Other Financial Instruments
Futures	($913,409)	($913,409)	—	—
Forward Foreign Currency Contracts	$2,728,131	—	$2,728,131	—
Written Options	($2,065,652)	—	($2,065,652)	—
Credit Default Swaps	($42,418)	—	($42,418)	—
Interest Rate Swaps	($1,480,925)	—	($1,480,925)	—
Currency Swaps	($48,163)	—	($48,163)	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Equity Fund
Common Stocks
Australia	$1,933,277	—	$1,933,277	—
Bermuda	933,916	—	933,916	—
France	2,392,515	—	2,392,515	—
Germany	1,613,672	—	1,613,672	—
Hong Kong	1,475,698	—	1,475,698	—
Ireland	3,008,583	$2,029,053	979,530	—
Japan	5,215,516	—	5,215,516	—
Luxembourg	3,010,303	—	3,010,303	—
Netherlands	3,897,887	—	3,897,887	—
Norway	1,294,451	—	1,294,451	—
Singapore	1,236,772	—	1,236,772	—
Switzerland	6,058,779	892,821	5,165,958	—
United Kingdom	15,826,974	1,248,250	14,578,724	—
United States	49,389,091	49,389,091	—	—
Total Investments in Securities	$97,287,434	$53,559,215	$43,728,219	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund
Common Stocks
Australia	$37,279,072	—	$37,279,072	—
Austria	890,443	—	890,443	—
Canada	20,599,100	$20,599,100	—	—
China	3,197,250	—	3,197,250	—
Finland	2,010,037	—	2,010,037	—
France	18,492,859	—	18,492,859	—
Germany	8,573,197	—	8,573,197	—
Guernsey, Channel Islands	175,954	—	175,954	—
Hong Kong	44,628,377	—	44,628,377	—
Japan	63,145,217	—	63,145,217	—
Jersey, Channel Islands	2,150,081	—	2,150,081	—
Netherlands	1,475,727	—	1,475,727	—
Norway	2,496,392	—	2,496,392	—
Singapore	20,670,640	—	20,670,640	—
Sweden	5,149,040	—	5,149,040	—
Switzerland	3,588,068	—	3,588,068	—
United Kingdom	25,082,541	—	25,082,541	—
United States	237,916,740	237,916,740	—	—
Securities Lending Collateral	30,723,505	30,723,505	—	—
Short-Term Investments	843,000	—	843,000	—
Total Investments in Securities	$529,087,240	$289,239,345	$239,847,895	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Fund
Common Stocks
Consumer Staples	$2,239,906	$1,238,869	$1,001,037	—
Financials	546,564	546,564	—	—
Health Care	512,229,415	482,362,211	29,867,204	—
Industrials	5,152,094	5,152,094	—	—
Information Technology	4,766,092	4,766,092	—	—
Materials	1,066,784	1,066,784	—	—
Preferred Securities
Health Care	311,272	—	—	$311,272
Information Technology	357,884	—	—	357,884
Convertible Bonds
Health Care	250,688	—	250,688	—
Rights	61,200	61,200	—	—
Short-Term Investments	17,254,888	17,254,888	—	—
Total Investments in Securities	$544,236,787	$512,448,702	$31,118,929	$669,156
Other Financial Instruments
Written Options	($1,896,784)	($1,896,784)	—	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Heritage Fund
Common Stocks
Consumer Discretionary	$36,682,109	$36,682,109	—	—
Consumer Staples	10,449,471	10,449,471	—	—
Energy	5,976,638	5,976,638	—	—
Financials	10,559,948	10,559,948	—	—
Health Care	20,018,862	18,696,362	$1,322,500	—
Industrials	25,029,563	25,029,563	—	—
Information Technology	24,437,741	23,634,139	803,602	—
Materials	8,402,036	8,402,036	—	—
Telecommunication Services	4,131,297	4,131,297	—	—
Securities Lending Collateral	8,965,597	8,965,597	—	—
Short-Term Investments	1,607,437	1,607,437	—	—
Total Investments in Securities	$156,260,699	$154,134,597	$2,126,102	—
Other Financial Instruments:
Forward Foreign Currency Contracts	($13,960)	—	($13,960)	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Income Fund
Corporate Bonds	$294,160,161	—	$283,654,286	$10,505,875
Foreign Government Obligations	2,744,260	—	2,744,260	—
Capital Preferred Securities	3,510,000	—	3,510,000	—
Convertible Bonds	10,832,278	—	10,794,680	37,598
Term Loans	27,919,316	—	27,919,316	—
Collateralized Mortgage Obligations	1,030,699	—	415,369	615,330
Asset Backed Securities	5,244,449	—	5,244,449	—
Common Stocks	11,131,762	$6,917,374	1,702,594	2,511,794
Preferred Securities	75,836,989	57,837,160	17,198,904	800,925
Escrow Certificates	63,286	—	63,826	—
Investment Companies	402,780	402,780	—	—
Warrants	1,723	—	1,723	—
Short-Term Investments	11,499,000	—	11,499,000	—
Total Investments in Securities	$444,377,243	$65,157,314	$364,748,407	$14,471,522
Other Instruments:
Forward Foreign Currency Contracts	$122,344	—	$122,344	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Fund
Foreign Government Obligations	$18,666,505	$81,588	$18,584,917	—
Corporate Bonds	1,000,691,607	—	996,277,597	$4,414,010
Capital Preferred Securities	6,553,485	—	6,553,485	—
Convertible Bonds	1,201,234	—	920,738	280,496
Term Loans	21,919,675	—	21,916,675
Common Stocks	27,528,580	12,815,914	1,453,511	13,259,155
Preferred Securities	18,602,760	14,939,324	2,679,646	983,790
Escrow Certificates	69,750	—	69,750	—
Warrants	1,052,430	—	1,052,430	—
Securities Lending Collateral	22,706,367	22,706,367	—	—
Short-Term Investments	7,795,000	—	7,795,000	—
Total Investments in Securities	$1,126,784,393	$50,543,193	$1,057,303,749	$18,937,451
Other Financial Instruments
Futures	$5,679	$5,679	—	—
Forward Foreign Currency Contracts	$382,834	—	$382,834	—
Written Options	($255,563)	—	($255,563)	—
Credit Default Swaps	($2,765,636)	—	($2,765,636)	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Opportunities Fund
Common Stocks
Argentina	$4,458,713	$4,458,713	—	—
Australia	21,415,988	—	$21,415,988	—
Brazil	20,146,037	20,146,037	—	—
Chile	2,683,654	2,683,654	—	—
China	66,776,379	33,099,960	33,676,419	—
Denmark	17,148,842	—	17,148,842	—
France	34,072,629	—	34,072,629	—
Germany	18,897,882	—	18,897,882	—
Hong Kong	19,556,883	—	19,556,883	—
Ireland	3,448,453	—	3,448,453	—
Italy	26,797,637	—	26,797,637	—
Japan	42,225,799	—	42,225,799	—
Norway	4,426,527	—	4,426,527	—
Peru	9,259,486	9,259,486	—	—
Portugal	4,603,821	—	4,603,821	—
Russia	2,216,297	—	2,216,297	—
Singapore	2,411,677	—	2,411,677	—
South Africa	1,201,235	—	1,201,235	—
South Korea	18,602,671	—	18,602,671	—
Spain	35,213,626	—	35,213,626	—
Sweden	49,788,498	—	49,788,498	—
Switzerland	43,529,004	—	43,529,004	—
Taiwan	5,074,262	—	5,074,262	—
Turkey	15,016,942	—	15,016,942	—
United Kingdom	92,555,927	—	92,555,927	—
Preferred Securities
Germany	7,732,093	—	7,732,093	—
United Kingdom	161,518	—	161,518	—
Short-Term Investments	8,039,475	8,039,475	—	—
Total Investments in Securities	$577,461,955	$77,687,325	$499,774,630	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Common Stocks
Australia	$21,220,223	—	$21,220,223	—
Belgium	8,640,192	—	8,640,192	—
Brazil	15,439,761	$15,439,761	—	—
Canada	48,653,421	48,653,421	—	—
China	22,901,450	9,910,045	12,991,405	—
Denmark	4,773,189	—	4,773,189	—
France	21,941,438	—	21,941,438	—
Germany	42,763,562	—	42,763,562	—
Hong Kong	21,627,955	—	21,627,955	—
Ireland	5,670,023	—	5,670,023	—
Israel	9,126,553	9,126,553	—	—
Japan	27,052,489	—	27,052,489	—
Mexico	13,577,291	13,577,291	—	—
Netherlands	15,170,659	—	15,170,659	—
Russia	2,069,782	—	2,069,782	—
Singapore	19,223,203	7,759,323	11,463,880	—
South Korea	18,106,021	—	18,106,021	—
Spain	8,212,109	—	8,212,109	—
Sweden	24,739,570	—	24,739,570	—
Switzerland	54,461,372	—	54,461,372	—
Taiwan	6,103,665	—	6,103,665	—
Turkey	5,180,190	—	5,180,190	—
United Kingdom	88,188,159	—	88,188,159	—
Preferred Securities
Germany	6,065,935	—	6,065,935	—
Short-Term Investments	43,146,524	43,146,524	—	—
Total Investments in Securities	$554,054,736	$147,612,918	$406,441,818	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund
Common Stocks
Australia	$4,094,932	—	$4,094,932	—
Austria	4,650,872	—	4,650,872	—
Bahamas	5,983,570	$5,983,570	—	—
Belgium	7,300,165	—	7,300,165	—
Brazil	1,949,457	1,949,457	—	—
Canada	34,970,591	34,970,591	—	—
China	15,476,059	—	15,476,059	—
Finland	16,722,448	—	16,722,448	—
France	5,835,279	—	5,835,279	—
Germany	14,523,143	—	14,523,143	—
Greece	2,405,920	—	2,405,920	—
Hong Kong	27,125,597	—	27,125,597	—
Ireland	2,790,506	—	2,790,506	—
Italy	6,601,249	—	6,601,249	—
Japan	52,122,298	—	52,122,298	—
Liechtenstein	1,689,000	—	1,689,000	—
Luxembourg	2,450,694	—	2,450,694	—
Netherlands	20,266,147	—	20,266,147	—
Norway	5,309,768	—	5,309,768	—
Singapore	2,047,263	—	—	$2,047,263
South Korea	41,735,186	—	41,735,186	—
Spain	9,089,859	—	9,089,859	—
Sweden	1,755,270	—	1,755,270	—
Switzerland	14,316,159	2,147,075	12,169,084	—
Taiwan	21,205,243	—	21,205,243	—
Thailand	4,577,217	—	4,577,217	—
Turkey	1,706,140	—	1,706,140	—
United Kingdom	40,624,207	—	40,624,207	—
Preferred Securities	1,883,059	---	1,883,059	—
Germany
Investment Companies	5,809,059	5,809,059	—	—
Securities Lending Collateral	23,821,857	23,821,057	—	—
Short-Term Investments	23,000,000	—	23,000,000	—
Total Investments in Securities	$423,838,214	$74,681,609	$347,109,342	$2,047,263

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Fund
Common Stocks
Australia	$15,750,480	$59,786	$15,677,575	$13,119
Austria	2,413,359	—	2,413,359	—
Bahamas	60,479	—	60,479	—
Belgium	3,287,227	—	3,287,209	18
Bermuda	1,183,611	—	1,183,611	—
Canada	26,465,789	26,463,489	2,300	—
Cayman Islands	18,546	18,546	—	—
China	116,368	—	116,368	—
Colombia	20,849	20,849	—	—
Cyprus	304,678	—	304,678	—
Denmark	4,203,941	—	4,203,941	—
Faeroe Islands	33,527	—	33,527	—
Finland	6,813,504	—	6,813,504	—
France	11,223,664	—	11,219,847	3,817
Gabon	77,495	—	77,495	—
Germany	14,181,205	60,043	14,121,162	—
Gibraltar	242,691	—	242,691	—
Greece	2,100,638	—	2,100,542	96
Guernsey, Channel Islands	7,084	7,084	—	—
Hong Kong	8,880,777	11,590	8,849,034	20,153
Ireland	4,393,105	—	4,393,105	—
Isle of Man	30,036	—	30,036	—
Israel	3,023,182	158,923	2,864,259	—
Italy	9,263,200	—	9,262,960	240
Japan	66,347,304	—	66,347,304	—
Jersey, Channel Islands	322,020	—	322,020	—
Liechtenstein	44,403	—	44,403	—
Luxembourg	886,817	—	886,817	—
Malaysia	44,887	—	44,887	—
Malta	199,946	—	199,946	—
Mauritius	47,551	—	47,551	—
Monaco	38,212	—	38,212	—
Mongolia	60,313	—	60,313	—
Netherlands	5,545,131	—	5,545,131	—
New Zealand	2,678,360	—	2,678,360	—
Norway	3,129,880	—	3,129,880	—
Peru	92,066	—	92,066	—
Portugal	1,324,456	—	1,324,456	—
Russia	31,752	—	31,752	—
Singapore	5,505,261	—	5,505,261	—
Spain	4,984,912	—	4,984,912	—
Sweden	10,266,994	—	10,264,115	2,879
Switzerland	13,999,888	—	13,999,888	—
United Arab Emirates	72,562	—	72,562	—
United Kingdom	58,457,473	—	58,445,681	11,792
United States	671,663	439,247	232,416	—
Preferred Securities
France	1,176	—	1,176	—
Warrants	631	538	93	—
Rights	14,623	14,623	—	—
Units	9,845	—	9,845	—
Securities Lending Collateral	8,028,757	8,028,757	—	—
Short-Term Investments	527,931	527,931	—	—
Total Investments in Securities	$297,430,249	$35,811,406	$261,566,729	$52,114

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund
Common Stocks
Australia	$1,519,843	—	$1,519,843	—
Belgium	11,977,227	—	11,977,227	—
Brazil	5,162,975	$5,162,975	—	—
Canada	95,071,562	95,071,562	—	—
China	41,018,721	9,639,329	31,379,392	—
Denmark	5,200,312	—	5,200,312	—
France	239,168,489	—	239,168,489	—
Germany	55,338,259	—	55,338,259	—
Hong Kong	30,607,776	—	30,607,776	—
India	10,887,450	—	10,887,450	—
Ireland	11,454,383	—	11,454,383	—
Italy	27,420,007	—	27,420,007	—
Japan	81,574,135	—	81,574,135	—
Netherlands	159,053,152	—	159,053,152	—
Norway	38,109,809	—	38,109,809	—
Singapore	24,808,827	24,808,827	—	—
South Korea	122,635,381	34,050,097	88,585,284	—
Spain	21,015,912	—	21,015,912	—
Sweden	16,617,738	—	16,617,738	—
Switzerland	150,154,328	17,632,413	132,521,915	—
Taiwan	13,348,661	—	13,348,661	—
United Kingdom	270,109,033	—	270,109,033	—
United States	16,619,302	16,619,302	—	—
Securities Lending Collateral	77,013,585	77,013,585	—	—
Short-Term Investments	121,000,000	—	121,000,000	—
Total Investments in Securities	$1,646,886,867	$279,998,090	$1,366,888,777	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Fund
U.S. Government & Agency Obligations	$184,795,427	—	$184,795,427	—
Foreign Government Obligations	4,257,048	—	4,257,048	—
Corporate Bonds	222,056,452	—	222,056,452	—
Capital Preferred Securities	363,010	—	363,010	—
Preferred Securities	1,193,825	$1,193,825	—	—
Convertible Bonds	110,931	—	110,931	—
Municipal Bonds	11,396,820	—	11,396,820	—
Term Loans	110,229	—	110,229	—
Collateralized Mortgage Obligations	30,799,335	—	30,312,686	$486,649
Asset Backed Securities	12,746,159	—	12,746,159	—
Short-Term Investments	47,900,000	—	47,900,000	—
Total Investments in Securities	$515,729,236	$1,193,825	$514,048,762	$486,649
Other Financial Instruments:
Futures	$295,692	$295,692	—	—
Forward Foreign Currency Contracts	($7,012)	—	($7,012)	—
Interest Rate Swaps	($562,862)	—	($562,862)	—
Credit Default Swaps	$1,951,201	—	$1,951,201	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Common Stocks
Consumer Discretionary	$270,082,434	$248,613,280	$21,469,154	—
Consumer Staples	59,557,318	59,557,318	—	—
Energy	45,936,492	45,936,492	—	—
Financials	69,390,623	69,390,623	—	—
Health Care	138,419,446	138,419,446	—	—
Industrials	144,005,512	135,147,554	8,857,958	—
Information Technology	333,856,675	333,856,675	—	—
Materials	53,738,273	53,738,273	—	—
Securities Lending Collateral	163,951,359	163,951,359	—	—
Warrants	284,367	—	284,367	—
Short-Term Investments	18,700,000	—	18,700,000	—
Total Investments in Securities	$1,297,922,499	$1,248,611,020	$49,311,479	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Value Equity Fund
Common Stocks
Consumer Discretionary	$7,598,944	$7,598,944	—	—
Consumer Staples	2,627,554	2,627,554	—	—
Energy	7,771,801	7,771,801	—	—
Financials	22,630,183	22,630,183	—	—
Health Care	8,491,070	8,491,070	—	—
Industrials	12,279,706	12,279,706	—	—
Information Technology	6,788,221	6,788,221	—	—
Materials	6,605,155	6,605,155	—	—
Telecommunication Services	597,386	597,386	—	—
Utilities	4,770,499	4,770,499	—	—
Convertible Bonds
Materials	416,715	—	416,715	—
Warrants	134,895	134,895	—	—
Securities Lending Collateral	5,358,786	5,358,786	—	—
Short-Term Investments	3,099,983	—	3,099,983	—
Total Investments in Securities	$89,170,898	$85,654,200	$3,516,698	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Fund
Common Stocks
Consumer Discretionary	$61,945,497	$60,282,299	$1,663,198	—
Consumer Staples	64,530,623	64,530,623	—	—
Energy	61,932,616	61,932,616	—	—
Financials	163,241,229	162,723,811	517,418	—
Health Care	48,415,689	48,415,689	—	—
Industrials	57,031,580	57,031,580	—	—
Information Technology	51,388,500	51,388,500	—	—
Materials	53,785,163	52,049,386	1,735,777	—
Telecommunication Services	5,494,952	5,494,952	—	—
Utilities	57,541,096	57,541,096	—	—
Convertible Bonds
Financials	747,600	—	747,600	—
Materials	2,693,406	—	2,693,406	—
Securities Lending Collateral	68,354,140	68,354,140	—	—
Short-Term Investments	40,218,299	40,218,299	—	—
Total Investments in Securities	$737,320,390	$729,962,991	$7,357,399	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Shares Fund
Common Stocks
Consumer Discretionary	$31,878,677	$23,362,978	$8,515,699	—
Consumer Staples	57,408,784	41,180,925	16,227,859	—
Energy	46,172,051	33,448,017	12,724,034	—
Financials	65,484,360	58,185,609	7,298,751	—
Health Care	42,947,126	42,947,126	—	—
Industrials	16,223,898	11,674,963	4,548,935	—
Information Technology	46,729,718	46,729,718	—	—
Materials	20,744,724	14,954,302	5,790,422	—
Telecommunication Services	7,271,160	—	7,271,160	—
Utilities	9,814,865	7,877,256	1,937,609	—
Corporate Bonds
Consumer Discretionary	675,360	—	675,360	—
Energy	437,580	—	437,580	—
Industrials	3,415,617	—	3,415,617	—
Information Technology	563,365	—	563,365	—
Telecommunication Services	368,527	—	368,527	—
Utilities	3,082,538	—	3,082,538	—
Term Loans	9,941,971	—	9,941,971	—
Securities Lending Collateral	15,920,205	15,920,205	—	—
Short-Term Investments	44,896,375	—	44,896,375	—
Total Investments in Securities	$423,976,901	$296,281,099	$127,695,802	—
Other Financial Instruments:
Forward Foreign Currency Contracts	$770,166	—	$770,166	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund
U.S. Government & Agency Obligations	$659,011,823	—	$659,011,823	—
Foreign Government Obligations	27,592,988	—	27,592,988	—
Corporate Bonds	12,993,659	—	12,993,659	—
Municipal Bonds	1,652,570	—	1,652,570	—
Collateralized Mortgage Obligations	21,054,422	—	21,054,422	—
Asset Backed Securities	20,222,574	—	20,222,574	—
Purchased Options	271,636	—	271,636	—
Short-Term Investments	1,459,946	—	1,459,946	—
Total Investments in Securities	$744,259,618	—	$744,259,618	—
Other Financial Instruments:
Futures	($182,689)	($182,689)	—	—
Forward Foreign Currency Contracts	($4,010)	—	($4,010)	—
Written Options	($935,631)	($6,016)	($881,794)	($47,821)
Inflation Swaps	($372,404)	—	($372,404)	—
Interest Rate Swaps	$176,789	—	$176,789	—
Credit Default Swaps	($259,235)	—	($259,235)	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Common Stocks
Consumer Discretionary	$41,173,419	$40,071,659	$1,101,760	—
Health Care	4,289,034	4,289,034	—	—
Industrials	3,429,109	3,429,109	—	—
Information Technology	372,978,677	357,026,343	15,952,334	—
Materials	2,937,040	1,026,528	1,910,512	—
Telecommunication Services	1,591,591	—	1,591,591	—
Investment Companies	1,611,494	1,611,494	—	—
Short-Term Investments	229,182,325	117,422,325	111,760,000	—
Total Investments in Securities	$657,192,689	$524,876,492	$132,316,197	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short Term Government Income Fund
U.S. Government & Agency Obligations	$216,699,333	—	$216,699,333	—
Collateralized Mortgage Obligations	12,041,108	—	12,041,108	—
Short-Term Investments	3,394,000	—	3,394,000	—
Securities Lending Collateral	6,312,537	6,312,537	—	—
Total Investments in Securities	$238,446,978	$6,312,537	$232,134,441	—
Other Financial Instruments:
Futures	$136,161	$136,161	—	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Fund
Common Stocks
Consumer Discretionary	$24,960,140	$24,960,140	—	—
Consumer Staples	5,556,094	5,556,094	—	—
Energy	16,067,394	16,067,394	—	—
Financials	41,315,773	41,315,420	—	$353
Health Care	17,258,199	17,252,577	—	5,622
Industrials	31,536,853	31,536,853	—	—
Information Technology	25,571,022	25,571,022	—	—
Materials	12,555,268	12,555,268	—	—
Telecommunication Services	931,725	931,725	—	—
Utilities	1,180,628	1,180,628	—	—
Securities Lending Collateral	30,971,606	30,971,606	—	—
Short-Term Investments	3,350,088	3,350,088	—	—
Total Investments in Securities	$211,254,790	$211,248,815	—	$5,975

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Smaller Company Growth Fund
Common Stocks
Consumer Discretionary	$16,850,631	$16,850,631	—	—
Consumer Staples	2,442,345	2,442,345	—	—
Energy	7,959,338	7,959,338	—	—
Financials	8,110,860	8,110,860	—	—
Health Care	21,541,981	21,525,235	—	—
Industrials	24,925,923	24,923,327	$2,596	—
Information Technology	24,303,620	24,303,620	—	—
Materials	4,717,943	4,717,943	—	—
Telecommunication Services	3,777,116	3,777,116	—	—
Utilities	8,398	8,398	—	—
Rights	999	999	—	—
Warrants	392	392	—	—
Securities Lending Collateral	12,620,778	12,620,778	—	—
Short-Term Investments	5,015,559	5,015,559	—	—
Total Investments in Securities	$132,275,883	$132,273,287	$2,596	—
Other Financial Instruments:
Futures	$44,870	$44,870	—	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Spectrum Income Fund
U.S. Government & Agency Obligations	$243,572,863	—	$243,572,863	—
Foreign Government Obligations	154,239,323	—	154,239,323	—
Corporate Bonds	424,930,397	—	424,930,397	—
Capital Preferred Securities	1,036,838	—	1,036,838	—
Convertible Bonds	222,750	—	222,750	—
Municipal Bonds	15,378,968	—	15,378,968	—
Term Loans	14,981,980	—	14,981,980	—
Collateralized Mortgage Obligations	27,282,645	—	27,282,645	—
Asset Backed Securities	21,606,984	—	21,606,984	—
Common Stocks	149,744,928	$148,203,305	1,541,623	—
Preferred Securities	2,618,500	1,652,219	966,281	—
Securities Lending Collateral	5,054,219	5,054,219	—	—
Short-Term Investments	23,302,892	21,218,743	2,084,149	—
Total Investments in Securities	$1,083,973,287	$176,128,486	$907,844,801	—
Other Financial Instruments:
Futures	$73,479	$73,479	—	—
Forward Foreign Currency Contracts	$873,276	—	$873,276	—
Credit Default Swaps	$873,276	—	$26,598	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund
Common Stocks
Consumer Discretionary	$476,841,069	$386,233,161	$90,607,908	—
Consumer Staples	391,750,643	298,267,171	93,483,472	—
Energy	391,111,287	317,436,948	73,674,339	—
Financials	808,062,747	576,458,575	231,604,108	$64
Health Care	459,965,286	386,460,092	73,504,677	517
Industrials	457,267,199	356,886,693	100,380,506	—
Information Technology	619,537,872	561,946,828	57,591,044	—
Materials	202,867,777	131,855,919	71,011,858	—
Telecommunication Services	131,763,047	82,768,408	48,994,639	—
Utilities	142,068,478	108,467,498	33,600,980	—
Preferred Securities
Consumer Discretionary	3,999,461	237,697	3,761,764	—
Consumer Staples	3,713,876	2,518,727	1,195,149	—
Energy	2,836,381	2,836,381	—	—
Financials	6,095,314	6,095,314	—	—
Industrials	116,808	92,734	24,074	—
Information Technology	969,924	—	969,924	—
Materials	3,146,544	3,098,924	47,620	—
Telecommunication Services	641,694	641,694	—	—
Utilities	887,070	800,824	86,246	—
Investment Companies	37,436	37,436	—	—
Rights	19,720	6,681	13,039	—
Warrants	140	140	—	—
Securities Lending Collateral	225,569,216	225,569,216	—	—
Short-Term Investments	172,561,000	—	172,561,000	—
Total Investments in Securities	$4,501,829,989	$3,448,717,061	$1,053,112,347	$581
Other Financial Instruments
Futures	$5,244,270	$5,244,270	—	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
U.S. Government & Agency Obligations	$2,550,846,348	—	$2,550,846,348	—
Foreign Government Obligations	166,422,333	—	166,422,333	—
Corporate Bonds	317,608,259	—	317,608,259	—
Term Loans	2,828,128	—	2,828,128	—
Municipal Bonds	164,514,555	—	164,514,555	—
Collateralized Mortgage Obligations	128,045,801	—	128,045,801	—
Asset Backed Securities	22,774,424	—	22,774,424	—
Preferred Securities	11,382,850	$11,382,850	—	—
Short-Term Investments	161,456,277	—	161,456,277	—
Total Investments in Securities	$3,525,878,975	$11,382,850	$3,514,496,125	—
Sales Commitments Outstanding	($10,882,005)	—	($10,882,005)	—
Other Financial Instruments:
Futures	($1,410,629)	($1,410,629)	—	—
Forward Foreign Currency Contracts	($675,386)	—	($675,386)	—
Written Options	($2,957,505)	—	($2,921,349)	($36,156)
Interest Rate Swaps	$18,566,071	—	$18,566,071	—
Credit Default Swaps	$1,605,357	—	$1,605,357	—

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. High Yield Bond Fund
Corporate Bonds	$617,005,040	—	$617,005,040	—
Capital Preferred Securities	1,628,067	—	1,628,067	—
Convertible Bonds	1,858,675	—	1,858,675	—
Term Loans	90,811,213	—	90,811,213	—
Common Stocks	33,750	—	33,750	—
Preferred Securities	996,300	958,320	—	37,980
Short-Term Investments	14,475,231	14,369,820	105,411	—
Total Investments in Securities	$726,808,276	$15,328,140	$711,442,156	$37,980

	Total Market Value at 5-31-13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Fund
Common Stocks
Consumer Discretionary	$18,448,572	$18,448,572	—	—
Consumer Staples	8,285,858	8,285,858	—	—
Energy	9,305,456	9,305,456	—	—
Financials	34,409,123	34,409,123	—	—
Health Care	14,314,578	14,314,578	—	—
Industrials	23,150,120	23,150,120	—	—
Information Technology	18,754,581	18,754,581	—	—
Materials	13,101,988	13,101,988	—	—
Telecommunication Services	4,666,567	4,666,567	—	—
Utilities	7,450,385	7,450,385	—	—
Preferred Securities
Financials	1,619,730	1,619,730	—	—
Health Care	1,673,113	—	$1,673,113	—
Convertible Bonds				—
Health Care	2,235,755	—	2,235,755	—
Short-Term Investments	7,590,159	7,590,159	—	—
Total Investments in Securities	$165,005,985	$161,097,117	$3,908,868	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

High Income Fund
	Corporate Bonds	Convertible Bonds	Collateralized Mortgage Obligations	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-12	$10,701,634	-	$641,869	$3,053,941	$11,924,037	$26,321,481
Realized gain (loss)	105,757	-	-	(162,448)	(1,583,116)	(1,639,807)
Change in unrealized appreciation (depreciation)	594,358	($15,014)	73,598	855,923	4,823,179	6,332,044
Purchases	-	-	3,145	-	800,925	804,070
Sales	(895,874)	-	(103,282)	(710,460)	(15,164,100)	(16,873,716)
Transfers into Level 3	-	52,612	-	-	-	52,612
Transfers out of Level 3	-	-	-	(525,162)	-	(525,162)
Balance as of 5-31-13	$10,505,875	$37,598	$615,330	$2,511,794	$800,925	$14,471,522
Change in unrealized at period end*	$594,358	($15,014)	$73,598	$855,923	$4,823,179	$6,332,044

High Yield Fund
	Foreign Government Obligations	Corporate Bonds	Convertible Bonds	Common Stocks	Preferred Securities	Warrants	Totals
Balance as of 8-31-12	$88,450	$2,046,154	-	$10,717,582	$954,855	$151,410	$13,958,451
Realized gain (loss)	-	(2,195,271)	-	-	-	-	(2,195,271)
Change in unrealized appreciation (depreciation)	-	2,284,824	($134,046)	2,541,573	28,935	-	4,721,286
Purchases	-	1,956,434	829,084	-	-	-	2,785,518
Sales	-	(842,931)	(414,542)	-	-	-	(1,257,473)
Transfers into Level 3	-	1,164,800	-	-	-	-	1,164,800
Transfers out of Level 3	(88,450)	-	-	-	-	(151,410)	(239,860)
Balance as of 5-31-13	-	$4,414,010	$280,496	$13,259,155	$983,790	-	$18,937,451
Change in unrealized at period end*	-	$2,284,824	($134,046)	$2,541,573	$28,935	-	$4,721,286

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the High Income Fund’s Level 3 securities are outlined in the table below:

High Income	Fair Value at 5-31-13	Valuation Technique	Unobservable Inputs	Input/ Range

Corporate Bonds	$653,615	Discounted Cash Flows	Market comparable company bond price Comparability adjustment	$52.29 (15%)
Convertible Bonds	$37,598	Market Approach	Market comparable company bond price	$83.55
Collateralized Mortgage Obligations	$615,330	Market Approach	Offered quotes	$0.70
Common Stocks	$2,511,794	Market Approach	Book value multiple Discount for lack of marketability	8.92x 10%
	9,852,260	Market Approach	Offered quotes	$97.00 - $112.97 (weighted average $105.32)
	$10,505,875
Preferred Securities	$800,925	Market Approach	Offered quotes	$968.47

Increases/decreases in offered quotes, market comparable company bond prices, or book value multiples may result in increases/decreases in security valuation. Increases/decreases in discounts for comparability or lack of marketability, may result in increases/ decreases in security valuation.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the High Yield Fund’s Level 3 securities are outlined in the table below:

High Yield	Fair Value at 5-31-13	Valuation Technique	Unobservable Inputs	Input/ Range

Corporate Bonds	$ 4,382,160	Market Approach	Yield spreads	55bps - 756 bps (weighted average 448bps)
	31,850	Market Approach	Offered quotes	$1.75
	$4,414,010
Convertible Bonds	$280,496	Market Approach	Offered quotes	$10.56
Common Stocks	$327,015	Market Approach	Aged transaction	$2.00
	12,932,140	Market Approach	EBITDA multiple Discount for lack of marketability	6.52x - 8.70x (weighted average 7.20x) 10%
	$13,259,155
Term loans	$13,590,000	Market Approach	Aged transaction	$100.00

Preferred Securities	$983,790	Market Approach	Offered quotes	$968.47

Increases/decreases in aged transactions, offered quotes, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples or yield spreads may result in increases/decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in increases/ decreases in security valuation.

Repurchase agreements. The Funds may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

When-issued/delayed delivery securities. The Funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Funds may invest in structured notes. Funds invest in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). Certain Funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan. At May 31, 2013, the Global Bond Fund, High Income Fund and High Yield Fund had $4,179,000, $7,515,000 and $13,590,000, respectively, in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The Funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2013, including short‐term investments, for federal income tax purposes, were as follow:

Fund	Aggregate Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Bond Fund	$1,816,933,660	$82,270,093	($18,061,781)	$64,208,312
All Cap Core Fund	541,888,097	103,266,094	(3,255,004)	100,011,090
All Cap Value Fund	734,352,975	167,323,481	(2,854,566)	164,468,915
Alpha Opportunities Fund	1,279,652,753	163,754,962	(17,664,504)	146,090,458
Asia Total Return Bond fund	409,864,366	663,066	(14,515,495)	(13,852,429)
Blue Chip Growth Fund	1,452,610,328	992,250,664	(4,954,095)	987,296,569
Capital Appreciation Fund	1,486,940,087	650,706,535	(10,507,910)	640,198,625
Capital Appreciation Value Fund	1,865,787,469	273,692,035	(2,589,555)	271,102,480
Core Bond Fund	763,181,998	4,341,637	(7,515,460)	(3,173,823)
Core Diversified Growth & Income Portfolio	31,512,624	6,665,939	(97,542)	6,568,397
Core Fundamental Holdings Portfolio	13,361,496	2,603,023	(48,516)	2,554,507
Core Global Diversification Portfolio	32,911,246	4,058,370	(104,653)	3,953,717
Emerging Markets Debt Fund	15,808,154	169,165	(825,911)	(656,746)
Equity-Income Fund	1,491,308,694	386,356,133	(17,847,923)	368,508,210
Fundamental Global Franchise Fund	360,082,505	59,795,139	(3,352,929)	56,442,210
Fundamental Value Fund	744,815,683	426,672,510	(4,465,119)	422,207,391
Global Bond Fund	757,274,093	15,437,697	(26,077,413)	(10,639,716)
Global Equity Fund	99,612,255	487,432	(2,812,253)	(2,324,821)
Global Real Estate Fund	485,317,953	50,500,117	(6,730,830)	43,769,287
Health Sciences Fund	378,921,742	170,134,555	(4,819,510)	165,315,045
Heritage Fund	114,523,182	42,534,080	(796,563)	41,737,517
High Income Fund	434,429,233	38,025,063	(28,077,053)	9,948,010
High Yield Fund	1,088,512,724	58,965,413	(20,693,744)	38,271,669
International Growth Opportunities Fund	487,954,484	105,455,295	(15,947,824)	89,507,471
International Growth Stock Fund	483,542,915	79,609,699	(9,097,878)	70,511,821
International Small Cap Fund	342,981,793	103,756,099	(22,899,678)	80,856,421
International Small Company Fund	282,336,171	63,482,168	(48,388,090)	15,094,078
International Value Fund	1,532,887,428	223,930,611	(109,931,172)	113,999,439
Investment Quality Bond Fund	503,576,811	16,780,359	(4,627,934)	12,152,425
Mid Cap Growth Index Fund	38,796,315	12,249,836	(623,248)	11,626,588
Mid Cap Stock Fund	1,098,525,657	207,006,505	(7,609,663)	199,396,842
Mid Cap Value Equity Fund	63,939,022	25,386,485	(154,609)	25,231,876
Mid Cap Value Index Fund	42,232,918	8,952,059	(767,145)	8,184,914
Mid Value Fund	591,903,031	154,462,845	(9,045,486)	145,417,359
Mutual Shares Fund	350,050,698	80,670,158	(6,743,955)	73,926,203
Real Estate Equity Fund	174,129,897	71,862,612	(120,257)	71,742,355
Real Estate Securities Fund	557,932,106	98,544,352	(5,595,850)	92,948,502
Real Return Bond Fund	753,064,063	11,776,460	(20,580,905)	(8,804,445)
Redwood Fund	546,063,627	70,123,645	(7,790,152)	62,333,493
Science & Technology Fund	642,982,708	19,155,540	(4,945,559)	14,209,981
Short Term Government Income Fund	239,160,727	878,447	(1,592,196)	(713,749)
Small Cap Growth Fund	143,846,737	32,021,168	(1,266,149)	30,755,019
Small Cap Opportunities Fund	156,578,928	60,036,560	(5,360,698)	54,675,862
Small Cap Value Fund	103,678,869	48,504,303	(178,902)	48,325,401
Small Company Growth Fund	88,871,365	40,456,240	(1,712,219)	38,744,021
Small Company Value Fund	286,149,370	139,817,474	(7,996,310)	131,821,164
Smaller Company Growth Fund	109,410,043	24,588,512	(1,722,672)	22,865,840
Spectrum Income Fund	1,039,246,529	60,993,235	(16,266,477)	44,726,758
Strategic Equity Allocation Fund	3,939,642,565	655,832,152	(93,644,728)	562,187,424
Total Return Fund	3,514,883,092	48,392,527	(37,396,644)	10,995,883
U.S. High Yield Bond Fund	698,238,160	34,159,250	(5,589,134)	28,570,116
Value Fund	117,129,348	49,071,972	(1,195,335)	47,876,637

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument.  Use of long futures contracts subjects the Funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following table summarizes the contracts held at May 31, 2013 and details how the Funds used futures contracts during the period ended May 31, 2013:

Active Bond Fund
The Fund used futures contracts to manage duration.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Active Bond Fund	U.S. Treasury 10-Year Note Futures	155	Long	Sep 2013	$20,208,564	$20,028,906	($179,658)
	U.S. Treasury Ultra Long Bond Futures	65	Long	Sep 2013	10,115,301	9,888,125	(227,176)
							($406,834)

All Cap Core Fund
The Fund used futures contracts as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
All Cap Core Fund	Russell 2000 Mini Index Futures	8	Long	Jun 2013	$744,607	$786,480	$41,873
	S&P 500 E-Mini Index Futures	112	Long	Jun 2013	8,888,378	9,122,400	234,022
							$275,895

Global Bond Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, gain exposure to foreign bond markets and gain exposure to treasuries markets.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Global Bond Fund	3-Month EURIBOR Futures	582	Long	Jun 2015	$187,779,016	$187,978,876	$199,860
	3-Month EURIBOR Futures	358	Long	Sep 2015	115,458,094	115,530,740	72,646
	3-Month EURIBOR Futures	147	Long	Dec 2015	47,355,477	47,390,834	35,357
	3-Month EURIBOR Futures	25	Long	Mar 2016	8,057,261	8,051,136	(6,125)
	3-Month Pound Sterling LIBOR Futures	180	Long	Jun 2015	33,942,342	33,892,472	(49,870)
	3-Month Pound Sterling LIBOR Futures	277	Long	Sep 2015	52,187,016	52,109,401	(77,615)
	3-Month Pound Sterling LIBOR Futures	177	Long	Dec 2015	33,321,076	33,263,726	(57,350)
	10-Year Japan Government Bond Futures	38	Long	Jun 2013	53,805,619	53,836,643	31,024
	German Euro BOBL Futures	235	Long	Jun 2013	38,511,736	38,494,747	(16,989)
	German Euro BUND Futures	366	Long	Jun 2013	68,832,107	68,364,044	(468,063)
	U.S. Treasury 10-Year Note Futures	638	Long	Sep 2013	82,630,332	82,441,563	(188,769)
	3-Year Australian Treasury Bond Futures	74	Short	Jun 2013	(7,785,526)	(7,772,794)	12,732
	10-Year Government of Canada Bond Futures	49	Short	Sep 2013	(6,439,908)	(6,394,222)	45,686
	Italian Euro Bond Futures	84	Short	Jun 2013	(11,921,158)	(12,505,358)	(584,200)
	U.K. Long Gilt Bond Futures	84	Short	Sep 2013	(14,909,584)	(14,780,774)	128,810
	U.S. Long Bond Futures	38	Short	Sep 2013	(5,330,645)	(5,321,188)	9,457
							($913,409)

High Yield Fund
The Fund used futures contracts to manage against anticipated interest rate changes.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
High Yield Fund	U.S. Long Bond Futures	17	Short	Sep 2013	$2,374,852	$2,380,531	$5,679
							$5,679

Investment Quality Bond Fund
The Fund used futures contracts to manage duration, manage against anticipated interest rate changes and to gain exposure to treasuries markets.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Investment Quality Bond Fund	10-Year Canada Government Bond Futures	92	Long	Sep 2013	$12,129,662	$12,005,478	($124,184)
	U.S. Treasury 2-Year Note Futures	43	Long	Sep 2013	9,468,132	9,466,047	(2,085)
	U.S. Treasury 5-Year Note Futures	63	Long	Sep 2013	7,713,352	7,712,086	(1,266)
	10-Year Japan Government Bond Futures	15	Short	Jun 2013	(21,554,216)	(21,251,307)	302,909
	U.K. Long GILT Bond Futures	32	Short	Sep 2013	(5,657,321)	(5,630,771)	26,550
	U.S. Treasury 10-Year Note Futures	76	Short	Sep 2013	(9,849,308)	(9,820,625)	28,683
	U.S. Treasury Long Bond Futures	82	Short	Sep 2013	(11,520,508)	(11,482,563)	37,945
	U.S. Treasury Ultra Long Bond Futures	34	Short	Sep 2013	(5,199,390)	(5,172,250)	27,140
							$295,692

Mid Cap Growth Index Fund
The Fund used futures contracts as a substitute for securities purchased.
FUND	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Mid Cap Growth Index Fund	S&P MidCap 400 E-Mini Index Futures	11	Long	Jun 2013	$1,226,307	$1,301,740	$75,433
							$75,433

Mid Cap Value Index Fund
The Fund used futures contracts as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Index Fund	S&P MidCap 400 E-Mini Index Futures	10	Long	Jun 2013	$1,166,390	$1,183,400	$17,010
							$17,010

Real Return Bond Fund
The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, and gain exposure to foreign bond markets.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Real Return Bond	Eurodollar Futures	96	Long	Sep 2015	$23,790,442	$23,751,600	($38,842)
	Eurodollar Futures	212	Long	Mar 2016	52,409,797	52,265,950	(143,847)
							($182,689)

Short-Term Government Income Fund
The Fund used futures contracts to manage duration.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Short-Term Government Income Fund	U.S. Treasury 5-Year Note Futures	190	Short	Sept-2013	($23,394,833)	($23,258,672)	$136,161
							$136,161

Smaller Company Growth Fund
The Fund used futures contracts as a substitute for securities purchased.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Smaller Company Growth Fund	Russell 2000 E-Mini Index Futures	10	Long	Jun 2013	$938,230	$983,100	$44,870
							$44,870

Spectrum Income Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and gain exposure to treasuries and foreign bond markets.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Spectrum Income Fund	10-Year USD Deliverable Interest Rate Swap Futures	29	Long	Jun 2013	$2,811,148	$2,804,390	($6,758)
	U.S. Treasury 5-Year Note Futures	8	Long	Sep 2013	980,220	979,313	(907)
	U.S. Treasury 10-Year Note Futures	29	Long	Sep 2013	3,750,405	3,747,343	(3,062)
	Ultra Long U.S. Treasury Bond Futures	14	Long	Sep 2013	2,142,179	2,129,750	(12,429)
	10-Year Canada Government Bond Futures	25	Short	Sep 2013	(3,293,018)	(3,262,358)	30,660
	U.K. Long GILT Bond Futures	3	Short	Sep 2013	(530,568)	(527,884)	2,684
	U.S. Long Bond Futures	7	Short	Sep 2013	(985,550)	(980,218)	5,332
	U.S. Treasury 5-Year Note Futures	13	Short	Sep 2013	(1,593,674)	(1,591,382)	2,292
	U.S. Treasury 10-Year Note Futures	205	Short	Sep 2013	(26,545,061)	(26,489,843)	55,218
	Ultra Long U.S. Treasury Bond Futures	1	Short	Sep 2013	(152,574)	(152,125)	449
							$73,479

Strategic Equity Allocation Fund
The Fund used futures contracts as a substitute for securities purchased and to manage against anticipated currency exchange rate changes.
Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Strategic Equity Allocation Fund	Canadian Currency Futures	29	Long	Jun 2013	$2,823,142	$2,796,180	($26,962)
	MSCI EAFE E-Mini Index Futures	575	Long	Jun 2013	48,307,975	48,564,500	256,525
	MSCI Emerging Market E-Mini Index Future	388	Long	Jun 2013	19,886,739	19,184,660	(702,079)
	Russell 2000 E-Mini Index Futures	72	Long	Jun 2013	6,619,856	7,078,320	458,464
	S+P 500 E-Mini Index Futures	239	Long	Jun 2013	92,955,857	97,332,750	4,376,893
	S+P MidCap 400 E-Mini Index Futures	194	Long	Jun 2013	22,073,615	22,957,960	884,345
	S+P TSE 60 E-Mini Index Futures	20	Long	Jun 2013	2,801,662	2,798,746	(2,916)
							$5,244,270

Total Return Fund

The Fund used futures contracts to manage duration, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund and gain exposure to treasuries markets and foreign bond markets.

Fund	Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
Total Return Fund	3-Month EURIBOR Futures	34	Long	Dec 2014	$10,974,447	$10,998,156	$23,709
	3-Month EURIBOR Futures	35	Long	Mar 2015	11,312,075	11,313,670	1,595
	3-Month EURIBOR Futures	32	Long	Jun 2015	10,334,707	10,335,608	901
	Eurodollar Futures	1,288	Long	Jun 2015	319,208,773	319,150,300	(58,473)
	Eurodollar Futures	224	Long	Sep 2015	55,492,280	55,420,400	(71,880)
	Eurodollar Futures	1,004	Long	Dec 2015	248,793,887	247,975,450	(818,437)
	Eurodollar Futures	262	Long	Mar 2016	64,837,421	64,592,825	(244,596)
	U.S. Treasury 10-Year Note Futures	505	Long	Sep 2013	65,499,215	65,255,469	(243,746)
	S&P/RUIX Index Futures	18	Short	Aug 2013	(9,572)	(5,849)	3,723
	S&P/RUIX Index Futures	18	Short	Aug 2013	(17,631)	(21,056)	(3,425)
							($1,410,629)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table summarizes the contracts held at May 31, 2013 and details how the Funds used forward foreign currency contracts during the period ended May 31, 2013.

Asia Total Return Bond Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asia Total Return Bond Fund	Sells
	Australian Dollar	15,410,000	$14,717,937	Royal Bank of Canada	6/28/2013	($4,308)
	Singapore Dollar	12,930,000	10,180,461	Royal Bank of Canada	6/28/2013	(49,562)
			$24,898,398			($53,870)

Global Bond Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Global Bond Fund	Buys
	Brazilian Real	354,000	$174,316	Bank of America N.A.	8/2/2013	($10,838)
	Brazilian Real	2,654,280	1,306,562	Credit Suisse International	8/2/2013	(80,813)
	Brazilian Real	43,662,798	21,489,713	UBS AG	8/2/2013	(1,326,194)
	Brazilian Real	691,052	339,000	Barclays Capital	7/2/2013	(18,204)
	Brazilian Real	2,584,940	1,228,000	Credit Suisse International	7/2/2013	(28,032)
	Brazilian Real	864,536	424,000	UBS AG	7/2/2013	(22,669)
	Brazilian Real	440,300	219,000	Barclays Capital	6/10/2013	(13,680)
	Brazilian Real	354,000	$166,049	Bank of America N.A.	6/4/2013	(768)
	Brazilian Real	9,464,772	4,701,000	Barclays Capital	6/4/2013	(281,927)
	Brazilian Real	2,654,280	1,269,958	Credit Suisse International	6/4/2013	(30,682)
	Brazilian Real	354,000	175,334	Deutsche Bank AG London	6/4/2013	(10,053)
	Brazilian Real	17,565,025	8,830,000	HSBC Bank USA	6/4/2013	(628,943)
	Brazilian Real	20,104,078	10,017,000	Morgan Stanley Company, Inc.	6/4/2013	(630,467)
	Brazilian Real	49,071,653	23,531,066	UBS AG	6/4/2013	(619,658)
	Canadian Dollar	1,723,000	1,686,488	Barclays Bank PLC Wholesale	6/20/2013	(25,208)
	Canadian Dollar	1,640,000	1,613,197	Citibank N.A.	6/20/2013	(31,944)
	Canadian Dollar	3,550,000	3,457,882	Royal Bank of Canada	6/20/2013	(35,048)
	Canadian Dollar	6,441,000	6,255,797	Royal Bank of Scotland PLC	6/20/2013	(45,523)
	Chilean Peso	11,892,800	23,876	UBS AG	9/12/2013	(470)
	Chilean Peso	11,892,800	24,207	Goldman Sachs Bank USA	6/5/2013	(477)
	Chines Yuan Renminbi	3,868,200	630,000	Bank of America N.A.	9/8/2015	(19,668)
	Chinese Yuan Renminbi	6,668,200	1,092,925	Barclays Capital	9/8/2015	(40,803)
	Chinese Yuan Renminbi	30,936,600	5,114,017	Citibank N.A.	9/8/2015	(232,778)
	Chinese Yuan Renminbi	3,950,000	653,595	JPMorgan Chase Bank	9/8/2015	(30,356)
	Chinese Yuan Renminbi	3,753,050	610,000	Morgan Stanley Company, Inc.	9/8/2015	(17,836)
	Chinese Yuan Renminbi	6,158,020	1,012,000	Barclays Capital	4/25/2014	(24,887)
	Chinese Yuan Renminbi	12,947,975	2,126,000	Citibank N.A.	4/25/2014	(50,477)
	Chinese Yuan Renminbi	4,762,380	782,000	Goldman Sachs International	4/25/2014	(18,604)
	Chinese Yuan Renminbi	4,101,290	674,000	HSBC Bank USA	4/25/2014	(16,575)
	Chinese Yuan Renminbi	7,796,270	1,280,000	JPMorgan Chase Bank	4/25/2014	(30,280)
	Chinese Yuan Renminbi	7,939,353	1,301,000	Royal Bank of Scotland PLC	4/25/2014	(28,344)
	Chinese Yuan Renminbi	8,208,665	1,349,000	UBS AG	4/25/2014	(33,174)
	Chinese Yuan Renminbi	17,000,000	2,713,921	Deutsche Bank AG London	8/5/2013	45,976
	Chinese Yuan Renminbi	42,000,000	6,738,328	Goldman Sachs International	8/5/2013	80,241
	Chinese Yuan Renminbi	53,163,414	8,418,593	UBS AG	8/5/2013	212,322
	Danish Krone	25,073,000	4,441,048	Barclays Bank PLC Wholesale	8/15/2013	(66,057)
	Euro	19,414,000	25,376,686	Barclays Bank PLC Wholesale	6/17/2013	(141,720)
	Euro	6,604,000	8,638,114	BNP Paribas SA	6/17/2013	(54,014)
	Euro	16,948,000	22,151,602	Citibank N.A.	6/17/2013	(122,026)
	Euro	1,515,000	1,950,382	Credit Suisse International	6/17/2013	18,865
	Euro	11,903,000	15,475,050	Deutsche Bank AG London	6/17/2013	(3,133)
	Euro	256,000	329,936	Goldman Sachs Capital Markets LP	6/17/2013	2,821
	Euro	2,420,000	3,181,498	HSBC Bank USA	6/17/2013	(35,901)
	Euro	3,050,000	3,990,955	JPMorgan Chase Bank N.A.	6/17/2013	(26,463)
	Euro	620,000	811,146	Morgan Stanley and Company, Inc.	6/17/2013	(5,249)
	Euro	18,600,000	24,226,463	Royal Bank of Scotland PLC	6/17/2013	(49,562)
	Indian Rupee	9,025,420	166,000	Deutsche Bank AG London	7/15/2013	(7,418)
	Indian Rupee	4,312,659	79,540	JPMorgan Chase Bank	7/15/2013	(3,764)
	Indian Rupee	1,757,709	32,460	Morgan Stanley Company, Inc.	7/15/2013	(1,576)
	Japanese Yen	8,197,069,000	79,893,460	JPMorgan Chase Bank N.A.	6/24/2013	1,712,504
	Japanese Yen	492,700,000	4,808,730	Credit Suisse International	6/14/2013	96,151
	Japanese Yen	8,291,647,000	83,640,799	UBS AG	6/14/2013	(1,096,577)
	Japanese Yen	266,300,000	2,639,508	Citibank N.A.	6/5/2013	11,440
	Mexican Peso	150,708,313	12,206,067	JPMorgan Chase Bank N.A.	9/18/2013	(516,955)
	Mexican Peso	1,754,000	143,867	BNP Paribas SA	6/27/2013	(6,897)
	Mexican Peso	99,950,201	8,113,693	HSBC Bank USA	6/27/2013	(308,515)
	Mexican Peso	15,341,920	1,215,824	JPMorgan Chase Bank N.A.	6/27/2013	(17,763)
	Mexican Peso	37,991,857	3,073,549	Morgan Stanley and Company, Inc.	6/27/2013	(106,738)
	Mexican Peso	44,881,126	3,619,328	UBS AG	6/27/2013	(114,531)
	Pound Sterling	3,245,000	4,924,515	Barclays Bank PLC Wholesale	6/7/2013	5,831
	Pound Sterling	3,317,000	5,031,063	Deutsche Bank AG London	6/4/2013	8,783
	Pound Sterling	1,110,000	1,724,668	HSBC Bank USA	6/4/2013	(38,135)
	Pound Sterling	57,796,000	87,358,654	UBS AG	6/4/2013	456,526
	South African Rand	4,368,302	462,000	Barclays Bank PLC Wholesale	7/30/2013	(31,243)
	South African Rand	8,130,137	861,000	Morgan Stanley and Company, Inc.	7/22/2013	(58,397)
	Swedish Krona	18,834,000	2,895,917	HSBC Bank USA	8/15/2013	(56,806)
			$534,891,346			($4,603,360)

	Sells
	Australian Dollar	1,047,000	$1,023,922	Barclays Bank PLC Wholesale	7/10/2013	$24,508
	Australian Dollar	25,630,000	25,076,392	Westpac Banking Corp.	7/10/2013	611,272
	Brazilian Real	354,000	175,857	Bank of America N.A.	6/4/2013	10,575
	Brazilian Real	9,464,772	4,439,595	Barclays Capital	6/4/2013	20,521
	Brazilian Real	2,654,280	1,317,915	Credit Suisse International	6/4/2013	78,639
	Brazilian Real	354,000	166,049	Deutsche Bank AG London	6/4/2013	768
	Brazilian Real	17,565,025	8,239,141	HSBC Bank USA	6/4/2013	38,084
	Brazilian Real	20,104,078	9,572,159	Morgan Stanley Company, Inc.	6/4/2013	185,625
	Brazilian Real	49,071,653	24,336,642	UBS AG	6/4/2013	1,425,234
	Brazilian Real	440,300	219,000	Bank of America N.A.	6/10/2013	13,680
	Brazilian Real	3,170,904	1,537,000	Credit Suisse International	7/2/2013	65,018
	Brazilian Real	684,125	325,000	HSBC Bank USA	7/2/2013	7,419
	Brazilian Real	3,516,192	1,677,000	UBS AG	7/2/2013	44,731
	Brazilian Real	4,600,241	2,133,000	Barclays Capital	8/2/2013	8,605
	Brazilian Real	6,028,174	2,819,000	Deutsche Bank AG London	8/2/2013	35,184
	Brazilian Real	6,293,325	2,924,000	UBS AG	8/2/2013	17,737
	Canadian Dollar	3,390,000	3,359,429	Credit Suisse International	6/20/2013	90,864
	Canadian Dollar	1,570,000	1,555,044	Morgan Stanley and Company, Inc.	6/20/2013	41,283
	Canadian Dollar	2,160,000	2,098,217	Royal Bank of Canada	6/20/2013	15,591
	Chilean Peso	11,892,800	24,197	UBS AG	6/5/2013	467
	Euro	3,696,000	4,800,771	Barclays Bank PLC Wholesale	6/17/2013	(3,413)
	Euro	1,800,000	2,359,656	Citibank N.A.	6/17/2013	19,956
	Euro	8,509,000	11,017,944	Credit Suisse International	6/17/2013	(42,338)
	Euro	9,609,000	12,566,325	Morgan Stanley and Company, Inc.	6/17/2013	76,226
	Euro	3,573,000	4,629,643	Royal Bank of Canada	6/17/2013	(14,661)
	Japanese Yen	135,048,139	1,335,000	Deutsche Bank AG London	6/5/2013	(9,370)
	Japanese Yen	220,400,802	2,167,000	Credit Suisse International	6/6/2013	(27,043)
	Japanese Yen	154,094,411	1,526,000	HSBC Bank USA	6/6/2013	(7,977)
	Japanese Yen	461,700,000	4,556,459	Citibank N.A.	6/14/2013	(39,813)
	Japanese Yen	225,200,000	2,195,799	UBS AG	6/14/2013	(46,091)
	Japanese Yen	242,200,000	2,348,137	Barclays Bank PLC Wholesale	7/18/2013	(63,351)
	Mexican Peso	47,911,465	3,756,674	HSBC Bank USA	6/27/2013	15,236
	Mexican Peso	150,708,313	12,285,169	JPMorgan Chase Bank N.A.	6/27/2013	516,256
	Mexican Peso	23,791,395	1,879,000	Morgan Stanley and Company, Inc.	6/27/2013	21,114
	Mexican Peso	203,022,728	16,039,084	BNP Paribas SA	9/5/2013	275,375
	Mexican Peso	29,047,830	2,288,230	HSBC Bank USA	9/18/2013	35,247
	Mexican Peso	9,975,350	770,000	Morgan Stanley and Company, Inc.	9/18/2013	(3,700)
	Mexican Peso	44,420,096	3,625,538	JPMorgan Chase Bank N.A.	9/19/2013	180,550
	Mexican Peso	18,652,377	1,504,042	JPMorgan Chase Bank N.A.	10/3/2013	59,143
	Mexican Peso	282,359,708	22,522,111	Morgan Stanley and Company, Inc.	10/3/2013	649,228
	Mexican Peso	98,244,051	7,967,370	HSBC Bank USA	10/17/2013	365,767
	Mexican Peso	11,787,980	939,057	Bank of America N.A.	11/14/2013	29,078
	Mexican Peso	48,095,406	3,912,263	BNP Paribas SA	11/14/2013	199,514
	Mexican Peso	123,769,468	9,893,643	UBS AG	11/14/2013	339,195
	Mexican Peso	42,343,411	3,368,073	Morgan Stanley and Company, Inc.	12/19/2013	108,798
	New Zealand Dollar	190,000	159,146	BNP Paribas SA	6/13/2013	8,218
	New Zealand Dollar	1,280,000	1,078,611	Royal Bank of Canada	6/13/2013	61,838
	New Zealand Dollar	35,735,000	30,498,143	UBS AG	6/13/2013	2,111,900
	Pound Sterling	39,534,000	60,328,884	Bank of America N.A.	6/4/2013	260,967
	Pound Sterling	958,000	1,440,241	Barclays Bank PLC Wholesale	6/4/2013	(15,343)
	Pound Sterling	4,367,000	6,742,022	BNP Paribas SA	6/4/2013	106,806
	Pound Sterling	5,400,000	8,349,279	Citibank N.A.	6/4/2013	144,525
	Pound Sterling	4,434,000	6,808,250	Credit Suisse International	6/4/2013	71,235
	Pound Sterling	460,000	701,784	Deutsche Bank AG London	6/4/2013	2,860
	Pound Sterling	1,880,000	2,857,074	HSBC Bank USA	6/4/2013	604
	Pound Sterling	3,050,000	4,721,708	Morgan Stanley and Company, Inc.	6/4/2013	87,542
	Pound Sterling	950,000	1,454,094	UBS AG	6/4/2013	10,665
	Pound Sterling	1,190,000	1,804,476	Westpac Banking Corp.	6/4/2013	(3,609)
	Pound Sterling	57,796,000	87,343,511	UBS AG	7/2/2013	(454,442)
	South African Rand	8,130,137	861,000	JPMorgan Chase Bank N.A.	7/22/2013	58,397
	South African Rand	11,802,280	1,294,181	Bank of America N.A.	7/30/2013	130,362
	Yuan Renminbi	208,560,186	33,239,332	UBS AG	8/5/2013	(619,765)
			$482,953,283			$7,331,491

Heritage Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Heritage Fund	Buys
	Euro	21,141	$27,430	UBS AG	6/28/2013	$52
			$27,430			$52

	Sells
	Euro	797,136	$1,025,538	UBS AG	6/28/2013	($10,662)
	Pound Sterling	410,788	620,697	Credit Suisse London Branch	6/28/2013	(3,350)
			$1,646,235			($14,012)

High Income Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
High Income Fund	Buys
	Canadian Dollar	5,790,000	$5,605,389	State Street Bank and Trust Company	7/9/2013	($25,248)
			$5,605,389			($25,248)

	Sells
	Canadian Dollar	17,197,604	$16,721,867	Bank of Montreal	7/9/2013	$147,592
			$16,721,867			$147,592

High Yield Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
High Yield Fund	Buys
	Euro	310,000	$399,646	UBS AG London	8/16/2013	$3,446
			$399,646			$3,446

	Sells
	Euro	9,059,646	$11,886,249	Citibank N.A.	8/16/2013	$106,037
	Euro	23,219,019	30,385,570	UBS AG London	8/16/2013	193,998
	Pound Sterling	2,910,572	4,499,541	UBS AG London	8/16/2013	79,353
			$46,771,360			$379,388

Investment Quality Bond Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and as a substitute for securities purchased.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Investment Quality Bond Fund	Buys
	Brazilian Real	1,855,000	$893,976	UBS AG	6/4/2013	($27,882)
	Brazilian Real	1,218,000	601,036	Goldman Sachs International	8/2/2013	(38,563)
	Brazilian Real	1,217,000	588,938	UBS AG	8/2/2013	(26,927)
			$2,083,950			($93,372)

	Sells
	Brazilian Real	1,855,000	$924,311	UBS AG	6/4/2013	$58,217
	Brazilian Real	1,855,000	889,262	UBS AG	7/2/2013	28,143
			$1,813,573			$86,360

Mutual Shares Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and maintain diversity and liquidity of the Fund.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Mutual Shares Fund	Buys
	Pound Sterling	396,845	$604,530	State Street Bank and Trust Company	8/19/2013	($1,867)
	Swiss Franc	28,818	30,051	Bank of America N.A.	8/12/2013	107
	Swiss Franc	8,180	8,715	Credit Suisse International	8/12/2013	(155)
	Swiss Franc	25,497	26,645	Deutsche Bank AG London	8/12/2013	38
			$669,941			($1,877)

	Sells
	Euro	86,767	$115,118	Bank of America N.A.	7/17/2013	$2,316
	Euro	111,870	145,727	Bank of America N.A.	11/18/2013	164
	Euro	6,757,557	9,023,670	Barclays Bank PLC Wholesale	7/17/2013	238,533
	Euro	261,675	343,823	Credit Suisse International	7/17/2013	3,634
	Euro	4,778,242	6,152,899	Credit Suisse International	11/18/2013	(64,437)
	Euro	94,769	125,470	Deutsche Bank AG London	7/17/2013	2,266
	Euro	28,824	37,402	Deutsche Bank AG London	11/18/2013	(103)
	Euro	16,411	22,115	HSBC Bank PLC	7/17/2013	780
	Euro	97,457	127,038	HSBC Bank PLC	11/18/2013	230
	Pound Sterling	7,640,106	11,793,856	Bank of America N.A.	8/19/2013	191,300
	Pound Sterling	97,174	145,626	Barclays Bank PLC Wholesale	8/19/2013	(1,946)
	Pound Sterling	13,014,840	20,128,565	Credit Suisse International	8/19/2013	363,730
	Pound Sterling	199,964	305,910	Deutsche Bank AG London	8/12/2013	2,225
	Pound Sterling	961,901	1,473,501	Deutsche Bank AG London	8/19/2013	12,725
	Pound Sterling	305,747	459,903	HSBC Bank PLC	8/19/2013	(4,417)
	Pound Sterling	770,731	1,177,811	State Street Bank and Trust Company	8/19/2013	7,350
	South Korean Won	324,175,183	289,459	Bank of America N.A.	8/12/2013	2,902
	South Korean Won	776,828,300	694,803	Credit Suisse International	8/12/2013	8,120
	South Korean Won	387,993,324	347,014	Deutsche Bank AG London	8/12/2013	4,045
	Swiss Franc	33,372	36,262	Credit Suisse International	8/12/2013	1,338
	Swiss Franc	29,123	31,765	Deutsche Bank AG London	8/12/2013	1,288
			$52,977,737			$772,043

Real Return Bond Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Real Return Bond Fund	Buys
	Brazilian Real	3,667,001	$1,814,000	Barclays Capital	6/4/2013	($101,888)
	Brazilian Real	763,562	375,824	Deutsche Bank AG London	6/4/2013	(19,319)
	Brazilian Real	313,659	156,751	HSBC Bank USA	6/4/2013	(10,305)
	Brazilian Real	763,562	370,470	Morgan Stanley & Company, Inc.	6/4/2013	(13,966)
	Brazilian Real	10,487,050	5,098,602	UBS AG	6/4/2013	(202,230)
	Brazilian Real	9,808,835	4,827,658	UBS AG	8/2/2013	(297,929)
	Canadian Dollar	1,900,000	1,847,564	Citibank N.A.	6/20/2013	(15,625)
	Canadian Dollar	654,000	642,310	Deutsche Bank AG London	6/20/2013	(11,737)
	Canadian Dollar	680,000	667,662	Morgan Stanley & Company, Inc.	6/20/2013	(12,020)
	Canadian Dollar	950,000	936,104	Royal Bank of Canada	6/20/2013	(20,134)
	Euro	1,355,000	1,751,365	Barclays Bank PLC Wholesale	6/3/2013	9,796
	Euro	4,723,000	6,109,459	Citibank N.A.	6/4/2013	29,258
	Euro	19,393,000	25,052,824	Morgan Stanley & Company, Inc.	6/4/2013	153,219
	Indian Rupee	54,085,900	995,000	Barclays Capital	7/15/2013	(44,679)
	Indian Rupee	36,894,760	674,000	Citibank N.A.	7/15/2013	(25,738)
	Indian Rupee	98,406,200	1,751,000	Deutsche Bank AG London	7/15/2013	(21,946)
	Indian Rupee	37,549,800	690,000	HSBC Bank USA	7/15/2013	(30,228)
	Indian Rupee	21,321,300	390,000	JPMorgan Chase Bank	7/15/2013	(15,372)
	Indian Rupee	10,135,400	187,000	UBS AG	7/15/2013	(8,915)
	Japanese yen	485,000,000	4,984,307	Royal Bank of Scotland PLC	7/18/2013	(155,357)
	Mexican Peso	59,532,616	4,845,960	BNP Paribas SA	9/18/2013	(228,541)
	Mexican Peso	59,532,616	4,637,390	UBS AG	6/27/2013	11,552
	Pound Sterling	908,000	1,364,990	Barclays Bank PLC Wholesale	6/12/2013	14,547
	Pound Sterling	527,000	784,785	BNP Paribas SA	6/12/2013	15,894
	Pound Sterling	1,848,000	2,797,844	Citibank N.A.	6/12/2013	9,848
	Pound Sterling	2,065,000	3,131,696	Deutsche Bank AG London	6/12/2013	5,687
	Pound Sterling	1,290,000	1,949,421	JPMorgan Chase Bank N.A	6/12/2013	10,493
			$78,833,986			($975,635)

	Sells
	Australian Dollar	10,103,000	$9,884,775	Westpac Banking Corporation	7/10/2013	$240,955
	Brazilian Real	3,667,001	1,720,062	Barclays Capital	6/4/2013	7,951
	Brazilian Real	763,562	358,160	Deutsche Bank AG London	6/4/2013	1,656
	Brazilian Real	313,659	147,127	HSBC Bank USA	6/4/2013	680
	Brazilian Real	763,562	375,824	Morgan Stanley & Company, Inc.	6/4/2013	19,319
	Brazilian Real	10,487,050	5,209,196	UBS AG	6/4/2013	312,823
	Canadian Dollar	7,147,000	6,941,497	The Royal Bank of Scotland PLC	6/20/2013	50,513
	Euro	349,784	452,000	Bank of America N.A.	6/3/2013	(2,632)
	Euro	349,759	452,000	Deutsche Bank AG London	6/3/2013	(2,599)
	Euro	349,756	452,000	HSBC Bank USA	6/3/2013	(2,596)
	Euro	305,651	395,000	UBS AG	6/3/2013	(2,269)
	Euro	18,596,000	24,216,194	BNP Paribas SA	6/4/2013	46,051
	Euro	1,720,000	2,254,600	Citibank N.A.	6/4/2013	19,031
	Euro	1,150,000	1,503,573	HSBC Bank USA	6/4/2013	8,861
	Euro	480,000	622,961	JPMorgan Chase Bank N.A	6/4/2013	(919)
	Euro	2,170,000	2,835,806	Westpac Banking Corporation	6/4/2013	15,349
	Euro	1,355,000	1,751,655	Barclays Bank PLC Wholesale	7/2/2013	(9,751)
	Euro	18,293,000	23,629,105	Morgan Stanley & Company, Inc.	7/2/2013	(150,518)
	Japanese Yen	16,400,000	167,060	Barclays Bank PLC Wholesale	7/18/2013	3,772
	Japanese Yen	85,900,000	876,969	Citibank N.A.	7/18/2013	21,697
	Japanese Yen	117,800,000	1,210,446	HSBC Bank USA	7/18/2013	37,559
	Japanese Yen	122,900,000	1,242,777	JPMorgan Chase Bank N.A	7/18/2013	19,112
	Japanese Yen	113,600,000	1,150,645	UBS AG	7/18/2013	19,576
	Mexican Peso	59,532,616	4,878,523	BNP Paribas SA	6/27/2013	229,581
	Pound Sterling	1,384,000	2,108,516	Barclays Bank PLC Wholesale	6/12/2013	5,785
	Pound Sterling	400,000	622,308	BNP Paribas SA	6/12/2013	14,583
	Pound Sterling	950,000	1,458,516	JPMorgan Chase Bank N.A	6/12/2013	15,168
	Pound Sterling	1,150,000	1,782,134	Royal Bank of Canada	6/12/2013	34,923
	Pound Sterling	6,643,000	10,044,025	The Royal Bank of Scotland PLC	6/12/2013	(48,776)
	South African Rand	6,042,279	662,567	Bank of America N.A.	7/30/2013	66,740
			$109,406,021			$971,625

Spectrum Income Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Spectrum Income Fund	Buys
	Australian Dollar	255,000	$248,841	Goldman Sachs International	6/7/2013	($4,847)
	Australian Dollar	290,000	282,431	Goldman Sachs International	7/5/2013	(5,515)
	Australian Dollar	584,000	568,220	JPMorgan Chase Bank N.A	8/16/2013	(12,191)
	Brazilian Real	3,005,000	1,452,392	Credit Suisse London Branch	6/4/2013	(49,366)
	Brazilian Real	1,220,000	606,669	Morgan Stanley & Company, Inc.	6/4/2013	(37,055)
	Brazilian Real	1,276,000	627,650	Morgan Stanley & Company, Inc.	8/16/2013	(39,835)
	Canadian Dollar	638,000	626,946	Royal Bank of Canada (UK)	8/16/2013	(12,626)
	Canadian Dollar	68,756	66,449	State Street Bank London	8/16/2013	(245)
	Chilean Peso	67,852,500	138,511	JPMorgan Chase Bank N.A	8/16/2013	(4,522)
	Chilean Peso	1,115,008,480	2,336,808	Royal Bank of Scotland PLC	8/16/2013	(134,997)
	Chinese Yuan Renminbi	5,117,000	827,792	Deutsche Bank AG London	8/20/2013	2,245
	Colombian Peso	204,806,000	110,969	Royal Bank of Canada (UK)	8/16/2013	(4,002)
	Czech Koruna	4,751,000	239,136	Bank of America Merrill Lynch	8/16/2013	998
	Danish Krone	770,000	134,190	Bank of America Merrill Lynch	8/16/2013	168
	Euro	116,727	149,948	Citibank N.A.	6/12/2013	1,774
	Euro	238,230	306,834	JPMorgan Chase Bank N.A	6/12/2013	2,818
	Euro	95,727	124,932	State Street Bank London	6/12/2013	(505)
	Euro	464,044	598,000	JPMorgan Chase Bank N.A	8/16/2013	5,394
	Hong Kong Dollar	5,016,000	646,325	HSBC Bank PLC	8/16/2013	69
	Hong Kong Dollar	4,680,000	603,228	JPMorgan Chase Bank N.A	8/16/2013	(132)
	Hong Kong Dollar	4,690,000	604,424	HSBC Bank PLC	8/21/2013	(28)
	Hong Kong Dollar	4,700,000	605,826	Royal Bank of Scotland PLC	8/21/2013	(142)
	Indian Rupees	32,987,000	594,861	Standard Chartered Bank	6/18/2013	(12,391)
	Indian Rupees	1,723,000	30,972	State Street Bank London	6/18/2013	(548)
	Indian Rupees	37,860,000	684,010	Goldman Sachs and Company	7/12/2013	(18,434)
	Indian Rupees	33,335,000	609,749	Royal Bank of Scotland PLC	7/12/2013	(23,722)
	Indian Rupees	33,251,460	607,000	Bank of America Merrill Lynch	7/22/2013	(23,475)
	Indian Rupees	15,095,000	275,506	Credit Suisse London Branch	7/22/2013	(10,606)
	Indian Rupees	15,045,000	271,963	Standard Chartered Bank	7/22/2013	(7,941)
	Indian Rupees	15,772,000	290,674	State Street Bank London	7/22/2013	(13,894)
	Indian Rupees	29,100,000	530,392	Deutsche Bank AG London	8/12/2013	(21,575)
	Indian Rupees	34,916,000	638,318	JPMorgan Chase Bank N.A	8/16/2013	(28,213)
	Indonesian Rupiah	2,715,745,000	272,637	Deutsche Bank AG London	11/15/2013	(1,412)
	Japanese Yen	1,111,752,666	10,929,538	Citibank N.A.	8/16/2013	141,479
	Japanese Yen	6,160,000	61,025	State Street Bank London	8/16/2013	316
	Malaysian Ringgit	1,905,000	610,674	Standard Chartered Bank	6/7/2013	3,911
	Malaysian Ringgit	833,000	280,023	Deutsche Bank AG London	8/16/2013	(12,572)
	Mexican Peso	11,260,000	898,205	Royal Bank of Canada (UK)	6/14/2013	(17,841)
	Mexican Peso	17,275,000	1,406,077	JPMorgan Chase Bank N.A	8/16/2013	(62,672)
	New Zealand Dollar	423,000	348,458	State Street Bank London	8/16/2013	(13,933)
	Norwegian Krone	4,190,000	733,346	Barclays Bank	6/14/2013	(19,644)
	Norwegian Krone	3,380,000	588,027	Morgan Stanley	7/17/2013	(12,969)
	Norwegian Krone	6,560,000	1,126,905	JPMorgan Chase Bank N.A	8/6/2013	(11,570)
	Norwegian Krone	14,866,000	2,550,811	Bank of America Merrill Lynch	8/16/2013	(24,315)
	Norwegian Krone	3,137,000	535,027	Royal Bank of Canada (UK)	8/16/2013	(1,890)
	Philippine Pesos	22,719,000	557,863	Credit Suisse London Branch	8/16/2013	(21,265)
	Romanian Leu	971,000	287,959	Bank of America Merrill Lynch	7/15/2013	(1,624)
	Romanian Leu	2,050,000	606,912	State Street Bank London	7/24/2013	(2,918)
	Romanian Leu	4,294,000	1,275,167	Bank of America Merrill Lynch	7/26/2013	(10,263)
	Russian Ruble	13,017,284	407,044	Goldman Sachs International	7/15/2013	(2,231)
	Russian Ruble	13,729,025	435,346	JPMorgan Chase Bank N.A	7/15/2013	(8,399)
	Singapore Dollar	456,000	367,739	Citibank N.A.	8/16/2013	(6,948)
	South African Rand	5,111,000	554,013	Credit Suisse Security Europe, Ltd.	8/16/2013	(51,202)
	South African Rand	556,000	54,708	State Street Bank London	8/16/2013	(10)
	South Korean Won	650,660,000	591,804	Standard Chartered Bank	6/14/2013	(15,978)
	South Korean Won	483,015,000	437,295	Deutsche Bank AG London	6/18/2013	(9,872)
	South Korean Won	57,243,000	51,663	JPMorgan Chase Bank N.A	6/18/2013	(1,008)
	Swedish Krona	3,410,000	515,296	Bank of America Merrill Lynch	8/16/2013	(1,270)
	Swiss Franc	523,000	547,291	Bank of America Merrill Lynch	8/16/2013	50
	Thailand Baht	69,806,000	2,368,713	Bank of America Merrill Lynch	8/16/2013	(71,876)
	Thailand Baht	36,305,000	1,214,823	Standard Chartered Bank	8/22/2013	(20,644)
	Turkish Lira	1,240,000	679,861	Goldman Sachs International	8/16/2013	(23,746)
	Turkish Lira	506,324	272,916	Royal Bank of Scotland PLC	8/16/2013	(5,007)
			$48,007,132			($740,664)

	Sells
	Australian Dollar	255,000	$259,235	Barclays Bank	6/7/2013	$15,241
	Australian Dollar	905,000	941,828	Barclays Bank	7/5/2013	77,662
	Australian Dollar	1,200,000	1,188,684	JPMorgan Chase Bank N.A	8/16/2013	46,159
	Brazilian Real	4,225,000	2,122,582	JPMorgan Chase Bank N.A	6/4/2013	149,942
	Brazilian Real	10,785,000	5,307,709	Goldman Sachs and Company	8/16/2013	339,387
	Brazilian Real	3,045,000	1,448,069	Credit Suisse London Branch	9/4/2013	50,061
	Canadian Dollar	1,466,000	1,449,071	Royal Bank of Canada (UK)	8/16/2013	37,483
	Canadian Dollar	786,797	770,929	State Street Bank London	8/16/2013	13,334
	Chilean Peso	294,968,000	606,044	Credit Suisse London Branch	8/16/2013	23,570
	Chilean Peso	567,036,900	1,172,411	Royal Bank of Scotland PLC	8/16/2013	52,680
	Chinese Yuan Renminbi	5,116,000	825,694	Citibank N.A.	8/20/2013	(4,182)
	Colombian Peso	204,702,000	109,542	HSBC Bank USA	8/16/2013	2,629
	Euro	100,000	130,678	Bank of America Merrill Lynch	6/12/2013	697
	Euro	697,071	915,804	Citibank N.A.	6/12/2013	9,750
	Euro	8,840,736	11,589,541	Deutsche Bank AG	6/12/2013	98,343
	Euro	272,689	353,478	Goldman Sachs International	6/12/2013	(964)
	Euro	732,033	954,274	State Street Bank London	6/12/2013	2,775
	Euro	445,000	582,893	JPMorgan Chase Bank N.A	7/17/2013	4,372
	Euro	985,000	1,286,442	UBS AG London	7/17/2013	5,896
	Euro	2,520,000	3,293,972	Citibank N.A.	8/6/2013	17,447
	Euro	435,000	563,205	JPMorgan Chase Bank N.A	8/6/2013	(2,385)
	Euro	490,000	630,061	Royal Bank of Scotland PLC	8/6/2013	(7,040)
	Euro	444,352	576,782	Citibank N.A.	8/16/2013	(1,005)
	Euro	579,715	747,188	JPMorgan Chase Bank N.A	8/16/2013	(6,611)
	Euro	594,000	766,992	Merrill Lynch International	8/16/2013	(5,382)
	Euro	377,186	489,000	Royal Bank of Canada (UK)	8/16/2013	(1,454)
	Euro	9,492,870	12,507,985	State Street Bank London	8/16/2013	164,456
	Hungarian Forint	62,899,000	275,397	Bank of America Merrill Lynch	8/16/2013	1,741
	Japanese Yen	83,945,000	899,924	Goldman Sachs International	6/7/2013	64,267
	Japanese Yen	102,559,105	1,015,443	HSBC Bank PLC	8/16/2013	(5,856)
	Japanese Yen	101,435,000	992,721	State Street Bank London	8/19/2013	(17,403)
	Malaysian Ringgit	1,905,000	624,897	Standard Chartered Bank	6/7/2013	10,311
	Malaysian Ringgit	3,523,000	1,184,301	Deutsche Bank AG London	8/16/2013	53,170
	Mexican Peso	7,650,000	618,967	Credit Suisse Securities Europe, Ltd.	6/14/2013	20,850
	Mexican Peso	3,610,000	289,313	State Street Bank London	6/14/2013	7,065
	Mexican Peso	5,868,530	468,874	Royal Bank of Canada (UK)	6/19/2013	10,256
	Mexican Peso	5,379,643	429,238	Credit Suisse Securities Europe, Ltd.	8/16/2013	10,885
	Mexican Peso	29,646,000	2,422,572	JPMorgan Chase Bank N.A	8/16/2013	117,125
	Mexican Peso	3,430,752	276,272	Merrill Lynch International	8/16/2013	9,477
	Mexican Peso	3,778,513	299,300	State Street Bank London	8/16/2013	5,460
	Philippine Pesos	22,718,000	541,549	HSBC Bank USA	8/16/2013	4,975
	Polish Zloty	1,880,000	583,497	Deutsche Bank AG	8/16/2013	14,619
	Pound Sterling	777,177	1,186,592	Royal Bank of Scotland PLC	7/10/2013	6,043
	Pound Sterling	405,559	628,409	State Street Bank London	7/10/2013	12,354
	Pound Sterling	637,000	977,257	Credit Suisse Securities Europe, Ltd.	8/16/2013	9,866
	Pound Sterling	58,000	87,892	State Street Bank London	8/16/2013	(190)
	Pound Sterling	400,000	603,402	Royal Bank of Canada (UK)	8/27/2013	(4,023)
	Russian Ruble	7,805,000	248,416	Goldman Sachs International	7/15/2013	5,695
	Russian Ruble	62,763,462	1,984,782	JPMorgan Chase Bank N.A	7/15/2013	32,959
	Russian Ruble	32,455,000	1,019,795	Morgan Stanley & Company, Inc.	8/15/2013	15,926
	Singapore Dollar	456,000	360,675	State Street Bank London	8/16/2013	(115)
	Singapore Dollar	765,000	604,728	HSBC Bank PLC	8/28/2013	(551)
	South African Rand	2,725,000	294,465	Barclays Bank	7/18/2013	25,304
	South African Rand	1,565,000	171,883	Barclays Bank	8/5/2013	17,688
	South African Rand	2,877,000	311,856	Credit Suisse Securities Europe, Ltd.	8/16/2013	28,822
	South Korean Won	307,342,000	271,263	Standard Chartered Bank	6/18/2013	(705)
	Swedish Krona	827,000	124,212	JPMorgan Chase Bank N.A	8/16/2013	(450)
	Swiss Franc	1,155,000	1,221,414	UBS AG London	7/29/2013	12,888
	Swiss Franc	186,659	192,784	Morgan Stanley & Company International	8/12/2013	(2,554)
	Swiss Franc	523,000	540,129	Royal Bank of Canada (UK)	8/16/2013	(7,212)
	Thailand Baht	1,177,000	38,623	JPMorgan Chase Bank N.A	8/16/2013	(103)
	Turkish Lira	2,771,000	1,519,271	Goldman Sachs International	8/16/2013	53,065
	Turkish Lira	1,117,000	602,936	JPMorgan Chase Bank N.A	8/16/2013	11,903
	Turkish Lira	1,000,000	536,653	Royal Bank of Scotland PLC	8/16/2013	7,527
			$76,039,795			$1,613,940

Total Return Fund
The Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Fund.

Fund	Currency	Principal Amount Covered by Contract	Principal Amount Covered by Contract (USD)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Total Return Fund	Buys
	Brazilian Real	28,760,694	$14,516,072	Credit Suisse International	6/4/2013	($1,087,790)
	Brazilian Real	28,760,694	13,490,640	UBS AG	6/4/2013	(62,358)
	Brazilian Real	28,760,694	14,155,278	UBS AG	8/2/2013	(873,564)
	Canadian Dollar	2,055,000	1,984,197	Citibank N.A.	6/20/2013	(2,810)
	Canadian Dollar	4,084,000	3,959,620	UBS AG	6/20/2013	(21,915)
	Euro	6,613,000	8,704,044	Bank of America N.A.	6/4/2013	(108,800)
	Euro	1,611,000	2,069,442	Barclays Bank PLC Wholesale	6/4/2013	24,454
	Euro	2,960,000	3,848,950	BNP Paribas SA	6/4/2013	(1,692)
	Euro	7,846,000	10,183,096	Citibank N.A.	6/4/2013	14,739
	Euro	2,770,000	3,603,321	Credit Suisse International	6/4/2013	(3,015)
	Euro	2,960,000	3,838,371	Goldman Sachs Capital Management	6/4/2013	8,888
	Euro	19,447,000	25,108,604	HSBC Bank USA	6/4/2013	167,626
	Euro	2,500,000	3,270,505	JPMorgan Chase Bank N.A.	6/4/2013	(21,131)
	Euro	90,904,000	117,402,516	Morgan Stanley & Company, Inc.	6/4/2013	749,916
	Euro	5,849,000	7,609,360	Royal Bank of Scotland PLC	6/4/2013	(7,125)
	Euro	3,459,000	4,450,851	Bank of America N.A.	7/2/2013	45,608
	Euro	25,985,000	33,591,693	Barclays Bank PLC Wholesale	7/2/2013	186,993
	Indonesian Rupiah	992,200,000	100,000	Credit Suisse International	8/12/2013	406
	Indonesian Rupiah	3,968,000,000	400,000	JPMorgan Chase Bank	8/12/2013	1,543
	Mexican Peso	594,000	48,802	BNP Paribas SA	6/27/2013	(2,416)
	Mexican Peso	178,829,844	14,562,111	JPMorgan Chase Bank	6/27/2013	(597,169)
	Malaysian Ringgit	2,739,150	900,000	Barclays Capital	7/15/2013	(18,620)
	Malaysian Ringgit	609,200	200,000	Credit Suisse	7/15/2013	(3,977)
			$287,997,473			($1,612,209)

	Sells
	Brazilian Real	28,760,694	$13,490,640	Credit Suisse International	6/4/2013	$62,358
	Brazilian Real	28,760,694	14,280,385	UBS AG	6/4/2013	852,103
	Canadian Dollar	4,084,000	3,961,203	UBS AG	6/3/2013	21,970
	Canadian Dollar	1,916,000	1,849,923	Citibank N.A.	6/4/2013	1,882
	Canadian Dollar	57,252,000	55,605,521	Deutsche Bank AG London	6/20/2013	404,372
	Euro	143,460,000	186,466,726	BNP Paribas SA	6/4/2013	4,657
	Euro	983,251	1,294,302	BNP Paribas SA	6/21/2013	16,215
	Euro	90,904,000	117,420,879	Morgan Stanley & Company, Inc.	7/2/2013	(747,975)
	Euro	1,800,000	2,272,005	BNP Paribas SA	8/14/2013	(68,495)
	Euro	4,200,000	5,276,880	Bank of America N.A.	9/4/2013	(185,050)
	Euro	1,500,000	1,893,555	UBS AG	9/4/2013	(57,134)
	Euro	1,068,822	1,403,871	UBS AG	9/20/2013	13,748
	Euro	900,000	1,137,051	BNP Paribas SA	4/1/2014	(35,401)
	Euro	700,000	887,145	Citibank N.A.	4/1/2014	(24,762)
	Euro	1,300,000	1,643,889	BNP Paribas SA	6/2/2014	(50,793)
	Euro	1,100,000	1,394,800	Credit Suisse International	6/2/2014	(39,161)
	Euro	900,000	1,138,500	BNP Paribas SA	7/1/2014	(35,123)
	Euro	800,000	1,012,480	BNP Paribas SA	8/1/2014	(31,105)
	Indonesian Rupiah	4,960,200,000	500,777	Deutsche Bank AG London	8/12/2013	(1,171)
	Japanese Yen	298,100,000	3,043,483	BNP Paribas SA	7/18/2013	75,421
	Japanese Yen	99,400,000	1,015,690	Morgan Stanley & Company, Inc.	7/18/2013	26,004
	Japanese Yen	1,079,475,000	10,933,917	UBS AG	7/18/2013	186,019
	Mexican Peso	179,423,844	14,180,901	JPMorgan Chase Bank N.A.	6/27/2013	169,573
	Mexican Peso	3,263,580	262,810	Deutsche Bank AG London	8/8/2013	8,858
	Mexican Peso	3,258,723	262,103	Morgan Stanley & Company, Inc.	8/22/2013	8,803
	Mexican Peso	12,718,681	1,021,704	Deutsche Bank AG London	9/5/2013	34,161
	Mexican Peso	162,692,944	13,176,719	JPMorgan Chase Bank N.A.	9/18/2013	558,064
	Pound Sterling	13,926,000	20,948,882	Barclays Bank PLC Wholesale	6/12/2013	(209,082)
	Pound Sterling	1,300,000	1,952,974	Royal Bank of Scotland PLC	6/12/2013	(22,133)
			$479,729,715			$936,823

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When a Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended May 31, 2013, Global Bond Fund and Real Return Fund used purchased options to manage against anticipated currency exchange rates, manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.

The following tables summarize the Funds’ written options activities during the period ended May 31, 2013 and the contracts held at May 31, 2013:

	Number of Contracts	Premiums Received
Capital Appreciation Value Fund
Outstanding, beginning of period	52,447	$7,333,280
Options written	36,569	6,156,876
Option closed	(20,762)	(2,511,032)
Options exercised	(29,273)	(4,588,511)
Options expired	(11,738)	(1,453,414)
Outstanding, end of period	27,243	$4,937,199

Global Bond Fund
Outstanding, beginning of period	199,500,000	$2,603,355
Options written	1,524,976,625	2,935,321
Option closed	(345,256,036)	(2,681,407)
Options exercised	(86,297,298)	(1,072,504)
Options expired	-	-
Outstanding, end of period	1,292,923,291	$1,784,765

Health Sciences Fund
Outstanding, beginning of period	10,046	$6,134,358
Options written	7,479	4,084,550
Option closed	(5,375)	(3,109,121)
Options exercised	(1,798)	(1,024,417)
Options expired	(6,851)	(3,793,048)
Outstanding, end of period	3,501	$2,292,322

High Yield Fund
Outstanding, beginning of period	206,774,000	$1,114,941
Options written	220,150,000	1,240,497
Option closed	(19,206,000)	(249,882)
Options exercised	(44,400,000)	(133,200)
Options expired	(342,418,000)	(1,798,886)
Outstanding, end of period	20,900,000	$173,470

Real Return Bond Fund
Outstanding, beginning of period	183,300,000	$1,368,750
Options written	1,019,500,090	1,502,892
Option closed	(363,200,010)	(1,481,903)
Options exercised	(19,400,010)	(168,095)
Options expired	-	-
Outstanding, end of period	820,200,070	$1,221,644

Redwood Fund
Outstanding, beginning of period	113,284	$91,766,043
Options written	239,145	166,778,293
Option closed	(163,312)	(126,019,945)
Options exercised	(60,910)	(43,525,266)
Options expired	(1,733)	(341,352)
Outstanding, end of period	126,474	$88,657,773

Total Return Fund
Outstanding, beginning of period	752,300,000	$3,789,811
Options written	1,008,700,412	2,822,985
Option closed	(1,178,500,000)	(4,284,951)
Options exercised	-	-
Options expired	(34,400,000)	(256,150)
Outstanding, end of period	548,100,412	$2,071,695

Exchange- Traded Options on Securities

Capital Appreciation Value Fund
The Fund used written options to manage against anticipated changes in securities markets and to gain exposure to certain securities markets.
Fund	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Fund	Calls
	Accenture PLC, Class A	$85.00	Jan 2014	110	$27,758	($40,700)
	Accenture PLC, Class A	82.50	Jan 2014	387	107,010	(187,695)
	Accenture PLC, Class A	80.00	Jan 2014	277	92,419	(173,125)
	Cisco Systems, Inc.	22.00	Jan 2014	1,652	208,230	(479,906)
	IBM Corp.	230.00	Jan 2014	790	329,778	(294,275)
	JPMorgan Chase & Company	45.00	Jan 2014	949	247,683	(977,470)
	JPMorgan Chase & Company	55.00	Jan 2014	1,533	175,654	(525,053)
	Oracle Corp.	37.00	Jan 2014	2,336	211,304	(299,008)
	Pfizer, Inc.	27.00	Jan 2014	2,638	324,317	(437,908)
	Philip Morris International, Inc.	97.50	Jan 2014	223	48,613	(44,377)
	Philip Morris International, Inc.	95.00	Jan 2014	223	65,115	(61,214)
	The Procter & Gamble Company	75.00	Jan 2014	1,217	126,064	(593,288)
	The Walt Disney Company	57.50	Jan 2014	571	121,904	(452,518)
	The Walt Disney Company	55.00	Jan 2014	571	178,434	(559,580)
	The Williams Companies, Inc.	40.00	Aug 2013	579	39,371	(15,054)
	The Williams Companies, Inc.	40.00	Jan 2014	858	74,644	(90,090)
	U.S. Bancorp	34.00	Jun 2013	611	51,072	(80,041)
	U.S. Bancorp	37.00	Jan 2014	3,699	258,038	(406,890)
	U.S. Bancorp	35.00	Jan 2014	2,136	264,982	(416,520)
	Zoetis, Inc.	35.00	Oct 2013	328	70,509	(36,900)
				21,688	$3,022,899	($6,171,610)

Health Sciences Fund
The Fund used written options to manage against anticipated changes in securities markets and to maintain diversity and liquidity of the Fund.
Fund	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Health Sciences Fund	Calls
	Alexion Pharmaceuticals, Inc.	$110.00	Jan 2014	15	$15,555	($8,475)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	15	12,930	(6,375)
	Alkermes PLC	34.00	Aug 2013	131	24,507	(18,013)
	Alkermes PLC	37.00	Nov 2013	64	15,814	(9,600)
	Allergan, Inc.	115.00	Jul 2013	23	3,841	(403)
	Amgen, Inc.	90.00	Jul 2013	30	7,803	(33,900)
	Amgen, Inc.	97.50	Jan 2014	69	15,387	(67,275)
	Ariad Pharmaceuticals, Inc.	25.00	Aug 2013	75	8,602	(1,875)
	Covidien PLC	65.00	Jul 2013	92	9,384	(10,580)
	Da Vita Healthcare Partners, Inc.	120.00	Jul 2013	48	18,096	(34,080)
	Intuitive Surgical, Inc.	680.00	Jan 2014	18	45,485	(9,540)
	McKesson Corp.	110.00	Aug 2013	45	9,990	(29,475)
	McKesson Corp.	115.00	Aug 2013	23	2,633	(8,280)
	Regeneron Pharmaceuticals, Inc.	200.00	Sep 2013	69	81,516	(347,415)
	Stryker Corp.	57.50	Jun 2013	142	29,256	(127,800)
	Teva Pharmaceutical Industries, Ltd., ADR	45.00	Jun 2013	96	9,312	(96)
	Zimmer Holdings, Inc.	80.00	Jan 2014	91	24,751	(36,855)
				1,046	$334,862	($750,037)
	Puts
	Agilent Technologies, Inc.	$45.00	Jan 2014	143	$115,395	($56,485)
	Alexion Pharmaceuticals, Inc.	110.00	Jan 2014	29	72,411	(51,620)
	Alexion Pharmaceuticals, Inc.	115.00	Jan 2014	29	72,121	(62,060)
	Amerisource Bergen Corp.	45.00	Jan 2014	24	11,277	(1,860)
	Bristol Myers Squibb Company	35.00	Jan 2014	183	66,702	(13,085)
	Centene Corp.	40.00	Jan 2014	48	32,495	(10,320)
	Cerner Corp.	80.00	Jun 2013	28	18,396	(140)
	Edwards Lifesciences Corp.	105.00	Aug 2013	18	29,645	(69,300)
	Edwards Lifesciences Corp.	100.00	Jan 2014	24	36,527	(81,240)
	Eli Lilly and Company	55.00	Jan 2014	96	62,113	(48,960)
	Express Scripts Holding Company	55.00	Jan 2014	10	7,170	(2,330)
	Forest Laboratories, Inc.	40.00	Jan 2014	285	141,732	(86,213)
	Gilead Sciences, Inc.	35.00	Jan 2014	52	30,861	(2,366)
	Gilead Sciences, Inc.	42.50	Jan 2014	190	121,675	(27,550)
	Humana, Inc.	80.00	Jan 2014	19	29,172	(13,490)
	Medivation, Inc.	55.00	Jan 2014	168	194,501	(211,260)
	Mednax, Inc.	85.00	Aug 2013	24	14,753	(3,540)
	Merck and Company, Inc.	45.00	Jan 2014	114	60,532	(28,443)
	Nuance Communications, Inc.	25.00	Jan 2014	22	15,554	(14,520)
	Onyx Pharmaceuticals, Inc.	90.00	Jan 2014	57	94,824	(51,015)
	Onyx Pharmaceuticals, Inc.	75.00	Jan 2014	43	59,810	(15,910)
	Perrigo Company	105.00	Aug 2013	10	9,470	(1,425)
	Pfizer, Inc.	27.00	Jan 2014	320	80,174	(62,720)
	Pharmacyclics, Inc.	50.00	Jan 2014	14	16,761	(2,345)
	Sarepta Therapeutics, Inc.	40.00	Jan 2014	58	105,674	(69,600)
	St. Jude Medical, Inc.	45.00	Jan 2014	33	34,633	(16,500)
	St. Jude Medical, Inc.	30.00	Jan 2014	29	10,933	(1,450)
	Stryker Corp.	60.00	Jan 2014	48	36,455	(9,960)
	Teva Pharmaceutical Industries, Ltd., ADR	45.00	Jan 2014	46	36,661	(34,615)
	Thermo Fisher Scientific, Inc.	65.00	Jun 2013	38	24,585	(190)
	Unitedhealth Group, Inc.	60.00	Jan 2014	80	74,443	(31,600)
	Vertex Pharmaceuticals, Inc.	60.00	Jan 2014	91	153,286	(33,215)
	Viropharma, Inc.	30.00	Jan 2014	14	11,445	(6,090)
	Wellpoint, Inc.	70.00	Jan 2014	68	75,274	(25,330)
				2,455	$1,957,460	($1,146,747)

Redwood Fund
The Fund used written options to manage against anticipated changes in securities markets, to gain exposure to certain securities and to maintain diversity and liquidity of the Fund.
Fund	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Redwood Fund	Calls
	Aetna, Inc.	$40.00	Jan 2014	2,867	$3,216,594	($5,941,858)
	Akamai Technologies, Inc.	28.00	Aug 2013	1,030	836,302	(1,874,600)
	Allergan, Inc.	85.00	Jan 2014	1,046	2,567,310	(1,830,500)
	Anadarko Petroleum Corp.	72.50	Aug 2013	1,175	1,588,520	(1,838,875)
	Broadcom Corp., Class A	30.00	Jan 2014	2,688	1,881,456	(1,881,600)
	Cameron International Corp.	47.00	Jan 2014	1,704	2,373,424	(2,675,280)
	CBS Corp., Class B	35.00	Jan 2014	1,767	1,516,869	(2,659,335)
	CBS Corp., Class B	35.00	Jan 2015	873	1,223,886	(1,462,275)
	Citigroup, Inc.	35.00	Jan 2014	3,686	4,054,370	(6,496,575)
	Citrix Systems, Inc.	55.00	Jan 2014	927	1,590,661	(1,149,480)
	Coach, Inc.	50.00	Jan 2014	1,490	2,042,688	(1,519,800)
	Comerica, Inc.	30.00	Jan 2014	3,017	1,767,808	(2,956,660)
	Consol Energy, Inc.	28.00	Jul 2013	1,650	767,170	(1,196,250)
	Danaher Corp.	47.00	Jan 2014	1,877	1,617,883	(2,918,735)
	Deere & Company	80.00	Jan 2014	735	859,903	(738,675)
	Edwards Lifesciences Corp.	60.00	Jan 2014	1,374	1,225,535	(1,456,440)
	EOG Resources, Inc.	97.50	Jan 2014	873	3,349,593	(3,020,580)
	Expeditors International of Washington, Inc.	32.50	Nov 2013	2,438	1,301,771	(1,779,740)
	Express Scripts Holding Company	52.50	Jan 2014	1,593	1,667,773	(1,816,020)
	F5 Networks, Inc.	80.00	Jan 2014	646	1,677,742	(767,125)
	HCA Holdings, Inc.	33.00	Jan 2014	4,234	3,839,992	(3,323,690)
	Hewlett-Packard Company	19.00	Nov 2013	3,863	1,630,004	(2,221,225)
	Intel Corp.	21.00	Jul 2013	515	47,879	(175,100)
	JPMorgan Chase & Company	42.00	Jan 2014	1,050	789,543	(1,362,375)
	Juniper Networks, Inc.	17.00	Jul 2013	3,466	1,415,698	(431,517)
	Las Vegas Sands Corp.	35.25	Jan 2014	2,998	3,288,645	(6,842,934)
	Lennar Corp., Class A	35.00	Jan 2014	1,504	1,423,447	(1,049,040)
	LyondellBasell Industries NV, Class A	42.75	Jan 2014	7	13,978	(17,010)
	Mead Johnson Nutrition Company	65.00	Oct 2013	1,427	1,608,139	(2,358,118)
	Microsoft Corp.	27.00	Jan 2014	3,809	1,402,275	(3,075,768)
	Monster Beverage Corp.	40.00	Sep 2013	1,564	1,684,331	(2,408,560)
	NetApp, Inc.	28.00	Jun 2013	1,646	1,059,938	(1,584,275)
	Oracle Corp.	30.00	Jan 2014	4,872	3,298,086	(2,436,000)
	Owens Corning, Inc.	25.00	Jan 2014	2,285	2,529,367	(4,375,775)
	Schlumberger, Ltd.	62.50	Jan 2014	721	825,314	(897,645)
	Schlumberger, Ltd.	65.00	Jan 2014	528	596,079	(557,040)
	The Boeing Company	67.50	Jan 2014	867	1,603,014	(2,770,065)
	The Estee Lauder Companies, Inc., Class A	52.50	Jan 2014	1,576	2,262,181	(2,608,280)
	The Western Union Company	13.00	Aug 2013	4,070	842,317	(1,404,150)
	Thoratec Corp.	27.00	Jan 2014	1,683	1,063,569	(1,009,800)
	TIBCO Software, Inc.	19.00	Aug 2013	1,744	1,115,197	(540,640)
	United Rentals, Inc.	27.00	Jan 2014	1,884	3,249,772	(5,765,040)
	United States Steel Corp.	20.00	Jan 2014	3,620	2,200,774	(506,800)
	UnitedHealth Group, Inc.	52.50	Dec 2013	962	781,090	(1,070,225)
	UnitedHealth Group, Inc.	47.00	Jan 2014	1,230	1,585,087	(1,995,675)
	Weight Watchers International, Inc.	45.00	Jul 2013	1,378	2,262,574	(313,495)
	Whole Foods Market, Inc.	36.50	Jan 2014	1,306	1,816,968	(2,070,010)
	Yum! Brands, Inc.	60.00	Oct 2013	774	583,554	(708,210)
				89,039	$81,946,070	($99,858,865)
	Puts
	American Express Company	$45.00	Jan 2014	3,400	$686,678	($120,700)
	AT&T, Inc.	32.00	Jan 2014	3,158	391,464	(399,487)
	Baxter International, Inc.	62.50	Aug 2013	916	226,212	(47,174)
	Cardinal Health, Inc.	40.00	Jan 2014	2,387	398,530	(238,700)
	Caterpillar, Inc.	80.00	Jan 2014	1,158	598,629	(526,890)
	Finisar Corp.	11.00	Sep 2013	7,488	666,659	(468,000)
	Google, Inc., Class A	545.00	Jan 2014	351	915,026	(75,465)
	Harman International	35.00	Jul 2013	1,690	202,884	(12,675)
	Intel Corp.	21.00	Jan 2014	1,242	93,101	(87,561)
	Intel Corp.	22.00	Jan 2014	1,206	118,140	(116,982)
	JPMorgan Chase & Company	42.00	Jan 2014	902	182,166	(86,141)
	Lockheed Martin Corp.	82.50	Sep 2013	624	74,543	(23,400)
	Morgan Stanley	17.00	Jan 2015	3,786	658,682	(448,641)
	Qualcomm, Inc.	50.00	Jan 2015	1,287	440,095	(437,580)
	Safeway, Inc.	20.00	Jan 2014	3,953	410,953	(504,008)
	United Continental Holdings, Inc.	20.00	Jan 2014	2,911	494,749	(151,372)
	United Continental Holdings, Inc.	27.00	Dec 2013	976	153,192	(172,264)
				37,435	$6,711,703	($3,917,040)

Over-the-Counter Options on Securities

Capital Appreciation Value Fund
The Fund used written options to manage against anticipated changes in securities markets and to gain exposure to certain securities markets.
Fund	Name of Issuer	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Capital Appreciation Value Fund	Calls
	NRG Energy, Inc.	Citigroup Global Market	25.00	Jan 2014	444	$148,518	($109,890)
	NRG Energy, Inc.	Citigroup Global Market	27.00	Jan 2014	445	96,565	(70,088)
	Oracle Corp.	Citigroup Global Market	35.00	Jan 2014	974	196,748	(195,774)
	Oracle Corp.	Citigroup Global Market	32.00	Jan 2014	973	354,659	(350,280)
	Oracle Corp.	Citigroup Global Market	37.00	Jan 2014	974	121,750	(124,672)
	PepsiCo, Inc.	Citigroup Global Market	75.00	Jan 2014	940	612,880	(660,350)
	PepsiCo, Inc.	Citigroup Global Market	77.50	Jan 2014	805	383,180	(428,663)
					5,555	$1,914,300	($1,939,716)

Options on Exchange-Traded Futures Contracts

Global Bond Fund
The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.
Fund	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Global Bond Fund	Puts
	EURIBOR Futures	99.25	Jun 2013	291	$99,452	($3,181)
				291	$99,452	($3,181)

Real Return Bond Fund
The Fund used written options to manage against anticipated interest rate changes and manage duration of the Fund.
Fund	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Real Return Bond Fund	Calls
	U.S. Treasury 10-Year Note Futures	$133.00	Aug 2013	35	$11,338	($6,016)
				35	$11,338	($6,016)
	Puts
	U.S. Treasury 10-Year Note Futures	$129.00	Aug 2013	35	$19,502	($43,203)
				35	$19,502	($43,203)

Total Return Fund
The Fund used written options to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.
Fund	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Total Return Fund	Calls
	U.S. Treasury 10-Year Note Futures	$133.00	Aug 2013	206	$60,822	($35,406)
				206	$60,822	($35,406)
	Puts
	U.S. Treasury 10-Year Note Futures	$129.00	Aug 2013	206	$119,759	($254,281)
				206	$119,759	($254,281)

Foreign Currency Options

Global Bond Fund
The Fund used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.
Fund	Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Global Bond Fund	Calls
	U.S. Dollar versus Mexican Peso	Bank of America N.A.	$12.85	Jul 2013	USD	4,348,000	$36,306	($89,512)
	U.S. Dollar versus Mexican Peso	Morgan Stanley Capital	12.66	Jul 2013	USD	588,000	4,886	(17,646)
	U.S. Dollar versus Mexican Peso	Morgan Stanley Capital	12.54	Jun 2013	USD	3,672,000	17,791	(93,849)
	U.S. Dollar versus South African Rand	JPMorgan Chase Bank	9.87	Jul 2013	USD	1,805,000	15,162	(75,906)
	U.S. Dollar versus South African Rand	UBS AG	9.70	Jul 2013	USD	1,368,000	13,919	(73,370)
	U.S. Dollar versus South African Rand	JPMorgan Chase Bank	9.70	Jul 2013	USD	1,368,000	14,569	(73,370)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	2.07	Jun 2013	USD	737,000	4,717	(30,109)
	U.S. Dollar versus Brazilian Real	Bank of America N.A.	2.04	Jun 2013	USD	631,000	2,209	(31,287)
						14,517,000	$109,559	($485,049)
	Puts
	U.S. Dollar versus Japanese Yen	Citibank N.A.	97.00	Jul 2013	USD	1,406,000	$7,469	($7,469)
						1,406,000	$7,469	($7,469)

Real Return Bond Fund
The Fund used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.
Fund	Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Fund	Calls
	U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	$104.00	Sep 2013	USD	2,000,000	$14,099	($31,980)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	104.00	Sep 2013	USD	2,400,000	15,720	(38,376)
						4,400,000	$29,819	($70,356)
	Puts
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	$88.25	Sep 2013	USD	2,000,000	$20,600	($3,928)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	88.00	Sep 2013	USD	2,400,000	23,280	(4,416)
	U.S. Dollar versus Japanese Yen	BNP Paribas	95.00	Jul 2013	USD	2,200,000	20,900	(5,205)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	95.00	Jul 2013	USD	2,200,000	19,470	(5,205)
						8,800,000	$84,250	($18,754)

Total Return Fund
The Fund used written options to manage against anticipated currency exchange rates and gain exposure to foreign currencies.
Fund	Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Total Return Fund	Puts
	U.S. Dollar versus Japanese Yen	Goldman Sachs and Company	$95.00	Jul 2013	USD	6,200,000	$43,867	($14,669)
	U.S. Dollar versus Japanese Yen	Goldman Sachs and Company	96.00	Aug 2013	USD	3,100,000	18,321	(23,948)
						9,300,000	$62,188	($38,617)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund
The fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

Fund	Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Global Bond Fund	Calls
	1-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	8,100,000	$14,676	($17,287)
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	9,800,000	18,865	(20,915)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	10,800,000	39,100	(3,305)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	5,700,000	26,040	(1,744)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	18,600,000	84,606	(5,692)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	6,300,000	25,590	(1,928)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	14,400,000	66,985	(4,406)
								73,700,000	$275,862	($55,277)
	Puts
	1-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	8,100,000	$16,510	($13,655)
	1-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	9,800,000	18,865	(16,521)
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	4,400,000	7,729	(54)
	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	6,400,000	10,924	(78)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	17,100,000	36,062	(209)
	2-Year Interest Rate Swap	HSBC Bank USA	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	1,300,000	2,280	(16)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	4,900,000	12,785	(32,987)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	4,000,000	13,300	(26,928)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.45%	Sep 2013	USD	13,800,000	69,690	(81,365)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	399,000	(551,607)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(341,471)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	6-Month JPY LIBOR	Receive	1.05%	Jul 2013	JPY	310,000,000	17,629	(30,350)
	10-Year Interest Rate Swap	Credit Suisse International	6-Month JPY LIBOR	Receive	1.00%	Jul 2013	JPY	510,000,000	27,551	(62,410)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	10,800,000	74,410	(62,435)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	5,700,000	41,000	(32,952)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	18,600,000	101,110	(107,527)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	6,300,000	35,230	(36,420)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	14,400,000	106,225	(83,246)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	6-Month JPY LIBOR	Receive	1.05%	Aug 2013	JPY	220,000,000	15,553	(27,993)
								1,199,600,000	$1,250,893	($1,508,224)

Real Return Bond Fund
Fund	Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Trust	Calls
	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.60%	Jul 2013	USD	3,700,000	$12,765	($427)
	3-Year Interest Rate Swap	Goldman Sachs Capital Markets L.P.	3-Month USD LIBOR	Receive	1.60%	Jul 2013	USD	14,800,000	26,640	(1,709)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	1,500,000	1,050	(194)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	1,100,000	770	(142)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	7,200,000	4,035	(929)
	10-Year Interest Rate Swap	Credit Suisse International	6-Month JPY LIBOR	Receive	0.85%	Jun 2013	JPY	70,000,000	1,946	(291)
	10-Year Interest Rate Swap	Deutsche Bank AG	6-Month JPY LIBOR	Receive	0.85%	Jun 2013	JPY	70,000,000	1,366	(291)
	10-Year Interest Rate Swap	Deutsche Bank AG	6-Month JPY LIBOR	Receive	0.85%	Jun 2013	JPY	160,000,000	3,596	(479)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,700,000	12,900	(1,132)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,300,000	14,880	(1,010)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets L.P.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	4,200,000	20,000	(1,285)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,000,000	10,210	(918)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	5,000,000	23,360	(1,530)
	10-Year Interest Rate Swap	The Royal Bank of Scotland	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	3,000,000	10,383	(918)
	10-Year Interest Rate Swap	The Royal Bank of Scotland	3-Month USD LIBOR	Receive	1.90%	Sep 2013	USD	1,500,000	4,725	($2,064)
								352,000,000	$148,626	($13,319)
	Puts
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	6,000,000	$12,451	($73)
	2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	2,400,000	4,097	(29)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	2,200,000	4,382	(27)
	2-Year Interest Rate Swap	HSBC Bank USA, Inc. N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	2,000,000	3,508	(24)
	3-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.60%	Jul 2013	USD	3,700,000	12,765	(40,482)
	3-Year Interest Rate Swap	Goldman Sachs Capital Markets L.P.	3-Month USD LIBOR	Receive	1.60%	Jul 2013	USD	14,800,000	74,000	(161,928)
	5-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.50%	Jun 2013	EUR	4,600,000	19,979	(1)
	5-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.50%	Jun 2013	EUR	900,000	4,247	-
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	4,000,000	20,173	(203)
	5-Year Interest Rate Swap	Citibank N.A.	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	1,100,000	4,957	(56)
	5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	4,100,000	21,589	(208)
	5-Year Interest Rate Swap	The Royal Bank of Scotland	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	400,000	2,360	(20)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	4,000,000	10,428	(26,928)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	1,500,000	3,750	(15,047)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	3,000,000	9,975	(20,196)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	1,100,000	2,970	(11,034)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.45%	Sep 2013	USD	12,100,000	61,335	(71,342)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	7,200,000	18,145	(72,223)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets L.P.	3-Month USD LIBOR	Receive	1.50%	Oct 2013	USD	11,600,000	32,135	(96,906)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.85%	Apr 2014	USD	16,900,000	202,800	(55,111)
	10-Year Interest Rate Swap	Deutsche Bank AG	6-Month JPY LIBOR	Receive	1.15%	Jun 2013	JPY	160,000,000	7,504	(4,404)
	10-Year Interest Rate Swap	Credit Suisse International	6-Month JPY LIBOR	Receive	1.15%	Jun 2013	JPY	70,000,000	1,946	(2,251)
	10-Year Interest Rate Swap	Deutsche Bank AG	6-Month JPY LIBOR	Receive	1.15%	Jun 2013	JPY	70,000,000	2,390	($2,251)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,700,000	25,740	(21,390)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,300,000	23,900	(19,077)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets L.P.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	4,200,000	20,820	(24,280)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,000,000	15,240	(17,343)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	5,000,000	36,775	(28,905)
	10-Year Interest Rate Swap	The Royal Bank of Scotland	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	3,000,000	12,948	(17,343)
	10-Year Interest Rate Swap	The Royal Bank of Scotland	3-Month USD LIBOR	Receive	2.40%	Sep 2013	USD	1,500,000	10,800	(27,080)
								427,300,000	$684,109	($736,162)

Total Return Fund
The Fund used interest rate swaptions to manage against anticipated interest rate changes and maintain diversity and liquidity of the Fund.
Fund	Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Total Return Fund	Calls
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	13,500,000	$25,228	($28,812)
	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,380	(7,043)
	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,805	(7,043)
	5-Year Interest Rate Swap	UBS AG	3-Month USD LIBOR	Receive	0.70%	Jul 2013	USD	29,600,000	8,880	(444)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	0.80%	Sep 2013	USD	12,400,000	7,440	(2,443)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	9,400,000	6,580	(1,213)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	31,300,000	17,165	(4,038)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	0.75%	Sep 2013	USD	12,200,000	4,880	(1,574)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	200,000	800	(61)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	8,500,000	39,120	(2,601)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	8,200,000	35,620	(2,509)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	9,900,000	31,450	(3,029)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	14,600,000	72,270	(4,468)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.80%	Jul 2013	USD	10,800,000	33,778	(3,305)
								167,200,000	$296,396	($68,583)
	Puts
	1-Year Interest Rate Swap	Barclays Bank PLC	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	$7,230	($5,563)
	1-Year Interest Rate Swap	Bank of America N.A.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	13,500,000	30,013	(22,758)
	1-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month EURIBOR	Receive	0.40%	Mar 2014	EUR	3,300,000	6,805	(5,563)
	2-Year Interest Rate Swap	Bank of America N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	13,000,000	27,013	(159)
	2-Year Interest Rate Swap	Credit Suisse International	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	7,600,000	14,483	(93)
	2-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.20%	Jul 2013	USD	24,300,000	171,503	(112)
	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6-Month EURIBOR	Receive	1.15%	Jul 2013	EUR	2,900,000	5,086	(35)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	31,300,000	79,945	(313,970)
	5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	4,300,000	21,727	(218)
	5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EURIBOR	Receive	1.70%	Jul 2013	EUR	1,700,000	8,425	(86)
	5-Year Interest Rate Swap	UBS AG	3-Month USD LIBOR	Receive	1.00%	Jul 2013	USD	29,600,000	88,800	(453,117)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.00%	Sep 2013	USD	12,400,000	73,160	(231,719)
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	14,400,000	37,272	(96,941)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.25%	Sep 2013	USD	9,400,000	25,380	(94,291)
	5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.40%	Sep 2013	USD	14,300,000	47,165	(96,268)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.45%	Sep 2013	USD	48,600,000	246,328	(286,546)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	1.10%	Sep 2013	USD	12,200,000	46,970	(180,011)
	5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.50%	Oct 2013	USD	52,100,000	143,450	(435,243)
	10-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	200,000	1,340	(1,156)
	10-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	8,500,000	60,900	(49,139)
	10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	8,200,000	25,835	(47,404)
	10-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	9,900,000	28,500	(57,232)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	14,600,000	103,815	(84,403)
	10-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.65%	Jul 2013	USD	10,800,000	30,335	(62,435)
								350,400,000	$1,331,480	($2,524,462)

Credit Default Swaptions A credit default swaption is an option to enter into a credit default swap.

High Yield Fund
The Fund used credit default swaptions to manage against potential credit events.
Fund	Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
High Yield Fund
	10-Year Credit Default Swap	JPMorgan Chase Bank	CDX.NA.HY.19	Buy	104%	Jun 2013	USD	20,900,000	$173,470	($255,563)
								20,900,000	$173,470	($255,563)

Inflation Floors

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or “floor”.

Global Bond Fund
The Fund used inflation floors to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.
Fund	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Global Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	$217.965	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($3,058)
	Floor- OTC CPURNSA Index	Deutsche Bank AG London	218.011	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Oct 2020	USD	2,000,000	19,600	(3,394)
							3,700,000	$41,530	($6,452)

Real Return Bond Fund
The Fund used inflation floors to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.
Fund	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Real Return Bond Fund	Floor- OTC CPURNSA Index	Citibank N.A.	$216.687	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Apr 2020	USD	23,900,000	$213,520	(40,858)
	Floor- OTC CPURNSA Index	Deutsche Bank AG London	215.949	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Jan 2018	USD	900,000	8,730	(2,670)
	Floor- OTC CPURNSA Index	Deutsche Bank AG London	215.949	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial)) or $0	Mar 2020	USD	2,900,000	21,750	(4,293)
							27,700,000	$244,000	($47,821)

Total Return Fund
The Fund used inflation floors to manage duration, manage against anticipated interest rate changes and as a substitute for securities purchased.
Fund	Description	Counterparty	Strike Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Total Return Fund	Floor-OTC CPURNSA Index	Deutsche Bank AG London	$215.950	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial )) or $0	Mar 2020	USD	1,600,000	$12,000	($2,369)
	Floor-OTC CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial )) or $0	Mar 2020	USD	4,500,000	38,060	(7,608)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.690	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial )) or $0	Apr 2020	USD	11,000,000	98,100	(18,805)
	Floor-OTC CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] - (Index Final/Index Initial )) or $0	Sep 2020	USD	4,100,000	52,890	(7,374)
							21,200,000	$201,050	($36,156)

Swaps. The Funds may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Funds are amortized/accreted for financial reporting purposes.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table summarizes the interest rate swap contracts held as of May 31, 2013, and details how the Funds used interest rate swap contracts during the period ended May 31, 2013:

Global Bond Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a gain exposure to foreign bond markets.

Fund	Counterparty	Notional Amount	Cur-rency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Morgan Stanley Capital Services Inc.	4,100,000	MXN	$320,858	MXN-TIIE-Banxico	Fixed 6.590%	Dec 2015	($2,323)	$17,874	$15,551
Exchange Cleared Swaps
		6,700,000	EUR	8,708,322	EUR-EURIBOR-Reuters	Fixed .75%	Mar 2015	714	21,179	21,893
		83,900,000	GBP	127,477,570	GBP-LIBOR-BBA	Fixed 1.00%	Jun 2015	145,793	125,479	271,272
		20,200,000	USD	20,200,000	Fixed 1.70%	3 Month LIBOR	Mar 2018	(230,063)	(328,483)	(558,546)
		2,900,000	CAD	2,797,203	Fixed 2.30%	CAD-BA-CDOR	Jun 2023	48,204	17,424	65,628
		960,000,000	JPY	9,556,518	JPY-LIBOR-BBA	Fixed 1.00%	Sep 2023	293,692	(377,761)	(84,069)
		2,870,000,000	JPY	28,570,006	JPY-LIBOR-BBA	Fixed 1.50%	Jun 2033	(67,662)	(1,144,992)	(1,212,654)
				$197,630,477				$188,355	($1,669,280)	($1,480,925)

Investment Quality Bond Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes.

Fund	Counterparty	Notional Amount	Cur-rency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Fund
	JPMorgan Chase Bank N.A.	2,480,000	USD	$2,480,000	Fixed 4.3175%	3-Month USD LIBOR	Dec 2028	-	($511,856)	($511,856)
	JPMorgan Chase Bank N.A.	925,000	USD	925,000	Fixed 3.425%	3-Month USD LIBOR	Jul 2039	-	(51,006)	(51,006)
				$3,405,000				-	($562,862)	($562,862)

Real Return Bond Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a gain exposure to foreign bond markets.

Fund	Counterparty	Notional Amount	Cur-rency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Deutsche Bank AG	8,288,066	BRL	$5,103,343	CDI	Fixed 8.485%	Jan 2015	($1,527)	($10,538)	($12,065)
	Goldman Sachs	6,496,402	BRL	3,927,492	CDI	Fixed 8.255%	Jan 2015	9,844	(11,872)	(2,028)
	Goldman Sachs	3,499,355	BRL	2,548,077	CDI	Fixed 8.300%	Jan 2017	6,822	(69,285)	(62,463)
	HSBC Bank USA	26,578,014	BRL	15,858,544	CDI	Fixed 8.825%	Jan 2015	190,541	(20,958)	169,583
	JPMorgan Chase Bank, N.A.	83,920	BRL	51,112	CDI	Fixed 7.900%	Jan 2015	(357)	(59)	(416)
	Morgan Stanley Capital Services, Inc.	7,993,018	BRL	4,907,975	CDI	Fixed 8.270%	Jan 2015	(15,675)	(8,744)	(24,419)
	UBS AG	26,810,581	BRL	16,369,338	CDI	Fixed 8.560%	Jan 2015	12,153	(36,191)	(24,038)
	UBS AG	41,298,819	BRL	29,812,770	CDI	Fixed 8.150%	Jan 2017	(61,614)	(815,812)	(877,426)
	Exchange Cleared Swaps
		9,700,000	USD	9,700,000	Fixed 2.75%	3-Month LIBOR	Jun 2043	581,944	428,117	1,010,061
				$88,278,651				$722,131	($545,342)	$176,789
Total Return Fund
The Fund used interest rate swaps to manage against anticipated interest rate changes, manage duration and as a gain exposure to foreign bond markets.

Fund	Counterparty	Notional Amount	Cur-rency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Fund
	Bank of America N.A.	1,864,012	BRL	$1,437,779	CDI	Fixed 8.860%	Jan 2017	$2,269	($11,918)	($9,649)
	Bank of America N.A.	8,700,000	MXN	673,609	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(11,843)	(10,828)	(22,671)
	Barclays Bank PLC	9,900,000	MXN	739,797	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	3,285	16,112	19,397
	Barclays Bank PLC	54,400,000	MXN	3,956,516	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(7,814)	80,643	72,829
	Deutsche Bank AG	1,269,052	BRL	1,006,543	CDI	Fixed 9.130%	Jan 2017	7,165	(13,973)	(6,808)
	Goldman Sachs	1,334,732	BRL	1,041,150	CDI	Fixed 9.095%	Jan 2017	-	(8,507)	(8,507)
	HSBC Bank USA	106,000,000	MXN	8,179,351	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	31,853	175,828	207,681
	HSBC Bank USA	1,792,008	BRL	1,407,035	CDI	Fixed 8.950%	Jan 2017	(12)	(14,903)	(14,915)
	HSBC Bank USA	60,600,000	MXN	4,416,169	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(8,973)	90,102	81,129
	HSBC Bank USA	44,900,000	MXN	3,518,809	MXN-TIIE-Banxico	Fixed 4.750%	Feb 2018	(34,173)	(29,913)	(64,086)
	Morgan Stanley Capital Services, Inc.	8,900,000	MXN	723,710	MXN-TIIE-Banxico	Fixed 5.600%	Sep 2016	1,184	16,253	17,437
	Morgan Stanley Capital Services, Inc.	1,268,447	BRL	1,005,278	CDI	Fixed 9.140%	Jan 2017	6,566	(13,514)	(6,948)
	Morgan Stanley Capital Services, Inc.	15,000,000	MXN	1,085,278	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	(2,768)	22,849	20,081
	Morgan Stanley Capital Services, Inc.	65,100,000	MXN	5,288,662	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	74,021	120,730	194,751
	Morgan Stanley Capital Services, Inc.	33,800,000	MXN	2,622,041	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(51,378)	(36,699)	(88,077)
	UBS AG	1,924,603	BRL	1,500,092	CDI	Fixed 8.900%	Jan 2017	20	(16,426)	(16,406)
	Exchange Cleared Swaps
		245,100,000	USD	245,100,000	3 Month LIBOR	Fixed 1.500%	Mar 2016	1,494,993	(224,885)	1,270,108
		104,100,000	USD	104,100,000	Federal Fund Effective Rate US	Fixed 1.000%	Oct 2017	(122,697)	(658,678)	(781,375)
		170,000,000	USD	170,000,000	Fixed 2.75%	3 Month LIBOR	Jun 2043	11,849,497	5,852,603	17,702,100
				$557,801,819				$13,231,195	$5,334,876	$18,566,071

The following are abbreviations for the tables above:

CDI                          Brazil Interbank Deposit Rate

EURIBOR                Euro Interbank Offered Rate

LIBOR                     London Interbank Offered Rate

TIIE                          Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps. A currency swap is an agreement between a Fund and counterparty to exchange cash flows based on the notional difference among two or more currencies.

Global Bond Fund
The Fund uses currency swaps to manage against anticipated currency exchange rates and to gain exposure to foreign currency/substitute for securities purchase (or to be purchased).

Fund	Counterparty	Receive	Pay	Maturity Date	Notional Amount of Currency Received	Currency	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Deutsche Bank	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3 Month JPY-LIBOR less 0.6225% based on the notional amount of the currency received	Jul 2014	25,284,450	JPY	2,000,000,000	-	($48,163)	($48,163)
								-	($48,163)	($48,163)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following table summarizes the credit default swap contracts the Funds held as of May 31, 2013, as a buyer of protection.

Global Bond Fund
The Fund used credit default swaps to manage against potential credit events.
Fund	Counterparty	Reference Obligation	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Bank of America N.A.	Lafarge SA	2,000,000	USD	$2,000,000	(1.690)%	Sep 2016	-	($16,910)	($16,910)
	Bank of America N.A.	Intuit Inc.	2,000,000	USD	2,000,000	(1.380)%	Mar 2017	-	(65,809)	(65,809)
	Bank of America N.A.	CBS Corp.	1,800,000	USD	1,800,000	(1.000)%	Jun 2019	$141,720	(160,247)	(18,527)
	BNP Paribas	Abbey National Treasury	3,300,000	USD	3,300,000	(1.000)%	Jun 2016	170,210	(176,638)	(6,428)
	Citibank N.A.	Pearson Dollar Finance PLC	1,000,000	USD	1,000,000	(0.690)%	Jun 2018	-	(3,226)	(3,226)
	Credit Suisse International	Masco	700,000	USD	700,000	(0.907)%	Dec 2016	-	5,061	5,061
	Deutsche Bank AG	Jones Apparel Group	600,000	USD	600,000	(1.000)%	Dec 2014	5,899	(10,204)	(4,305)
	Deutsche Bank AG	Tate & Lyle PLC	300,000	USD	300,000	(0.510)%	Dec 2014	-	(1,897)	(1,897)
	Deutsche Bank AG	Bank of America Corp.	1,200,000	USD	1,200,000	(1.000)%	Jun 2019	158,830	(149,740)	9,090
	Deutsche Bank AG	Ryland Group	1,800,000	USD	1,800,000	(5.000)%	Jun 2020	(246,632)	(246,632)
	JPMorgan Chase Bank	D.R. Horton, Inc.	1,800,000	USD	1,800,000	(1.000)%	Mar 2015	32,549	(51,639)	(19,090)
	JPMorgan Chase Bank	Loews Corp.	200,000	USD	200,000	(0.330)%	Mar 2016	-	(748)	(748)
					$1,800,000		$509,208	($878,629)	($369,421)

High Yield Fund
The Fund used credit default swaps to manage against potential credit events.
Fund	Counterparty	Reference Obligation	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
High Yield Fund
	BNP Paribas	CDX.NA.HY.18	19,710,900	USD	$19,710,900	(5.000)%	Jun 2017	$359,251	($1,888,493)	($1,529,242)
	BNP Paribas	CDX.NA.HY.19	17,790,000	USD	17,790,000	(5.000)%	Dec 2017	(635,852)	(600,542)	(1,236,394)
					$37,500,900		($276,601)	($2,489,035)	($2,765,636)

Investment Quality Bond Fund
The Fund used credit default swaps to manage against potential credit events
Fund	Counterparty	Reference Obligation	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Fund
	Goldman Sachs International	ABX.HE.AAA.06-1	$1,363,996	USD	$1,363,996	(0.180)%	Jul 2045	$119,400	($85,557)	$33,843
	Goldman Sachs International	ABX.HE.PENAAA.06-2	429,239	USD	429,239	(0.110)%	May 2046	104,610	(31,732)	72,878
	Goldman Sachs International	ABX.HE.PENAAA.07-1	69,617	USD	69,617	(0.090)%	Aug 2037	22,822	(99)	22,723
	Goldman Sachs International	CDX-NAHYS19V1-5Y	3,995,000	USD	3,995,000	(5.000)%	Dec 2017	(42,902)	(234,748)	(277,650)
	Goldman Sachs International	CDX-NAHYS20V1-5Y	4,475,000	USD	4,475,000	(5.000)%	Jun 2018	(152,852)	(110,569)	(263,421)
	Goldman Sachs International	CMBX.NA.A.1	295,000	USD	295,000	(0.350)%	Oct 2052	130,335	(23,271)	107,064
	Goldman Sachs International	CMBX.NA.AA.2	935,000	USD	935,000	(0.150)%	Mar 2049	354,187	(44,964)	309,223
	Goldman Sachs International	CMBX.NA.AM.2	935,000	USD	935,000	(0.500)%	Mar 2049	53,302	(7,812)	45,490
	Goldman Sachs International	CMBX.NA.AM.3	880,000	USD	880,000	(0.500)%	Dec 2049	87,044	(14,090)	72,954
	Goldman Sachs International	CMBX.NA.AM.4	995,000	USD	995,000	(0.500)%	Feb 2051	153,486	(64,779)	88,707
	Goldman Sachs International	CMBX.NA.BB.6	840,000	USD	840,000	(5.000)%	May 2063	(2,889)	24,939	22,050
	Goldman Sachs International	ITRAXX-XOVERS19V1-5Y	1,880,000	EUR	2,432,390	(5.000)%	Jun 2018	(94,865)	(10,189)	(105,054)
	JPMorgan Chase	ABX.HE.AA.06-1	694,163	USD	694,163	(0.320)%	Jul 2045	182,224	(25)	182,199
	JPMorgan Chase	ABX.HE.AAA.06-1	1,708,024	USD	1,708,024	(0.180)%	Jul 2045	48,109	(5,731)	42,378
	JPMorgan Chase	ABX.HE.PENAAA.06-2	998,136	USD	998,136	(0.110)%	May 2046	213,853	(44,385)	169,468
	JPMorgan Chase	ABX.HE.PENAAA.07-1	1,057,323	USD	1,057,323	(0.090)%	Aug 2037	444,561	(99,445)	345,116
	JPMorgan Chase	CDX-NAHYS20V1-5Y	3,255,000	USD	3,255,000	(5.000)%	Jun 2018	(139,536)	(52,069)	(191,605)
	JPMorgan Chase	CMBX.NA.A.1	995,000	USD	995,000	(0.350)%	Oct 2052	401,691	(40,678)	361,013
	JPMorgan Chase	CMBX.NA.AA.1	1,680,000	USD	1,680,000	(0.250)%	Oct 2052	361,445	(15,447)	345,998
	JPMorgan Chase	CMBX.NA.AA.2	160,000	USD	160,000	(0.150)%	Mar 2049	60,113	(7,198)	52,915
	JPMorgan Chase	CMBX.NA.AJ.1	80,000	USD	80,000	(0.840)%	Oct 2052	5,638	68	5,706
	JPMorgan Chase	CMBX.NA.AM.2	935,000	USD	935,000	(0.500)%	Mar 2049	56,786	(11,296)	45,490
	Morgan Stanley and Company International, Ltd.	ABX.HE.AAA.06-1	2,119,888	USD	2,119,888	(0.180)%	Jul 2045	118,191	(65,594)	52,597
	Morgan Stanley and Company International, Ltd.	ABX.HE.PENAAA.06-2	1,226,105	USD	1,226,105	(0.110)%	May 2046	267,972	(59,798)	208,174
	Morgan Stanley and Company International, Ltd.	CDX-NAHYS20V1-5Y	1,160,000	USD	1,160,000	(5.000)%	Jun 2018	(46,891)	(21,392)	(68,283)
	Morgan Stanley and Company International, Ltd.	CDX-NAIGS20V1-5Y	18,560,000	USD	18,560,000	(1.000)%	Jun 2018	(202,931)	(20,516)	(223,447)
	Morgan Stanley and Company International, Ltd.	CMBX.NA.A.1	160,000	USD	160,000	(0.350)%	Oct 2052	66,147	(8,078)	58,069
	Morgan Stanley and Company International, Ltd.	CMBX.NA.AA.1	1,985,000	USD	1,985,000	(0.250)%	Oct 2052	434,782	(25,969)	408,813
	Morgan Stanley and Company International, Ltd.	CMBX.NA.AJ.1	470,000	USD	470,000	(0.840)%	Oct 2052	32,749	779	33,528
	Morgan Stanley and Company International, Ltd.	CMBX.NA.AJ.4	515,000	USD	515,000	(0.960)%	Feb 2051	196,988	(64,794)	132,194
	Morgan Stanley and Company International, Ltd.	CMBX.NA.AM.2	320,000	USD	320,000	(0.500)%	Mar 2049	15,750	(182)	15,568
	Morgan Stanley and Company International, Ltd.	CMBX.NA.AM.3	150,000	USD	150,000	(0.500)%	Dec 2049	13,500	(1,065)	12,435
	Morgan Stanley and Company International, Ltd.	CMBX.NA.AM.4	35,000	USD	35,000	(0.500)%	Feb 2051	8,634	(5,514)	3,120
	Morgan Stanley and Company International, Ltd.	ITRAXX-XOVERS19V1-5Y	980,000	EUR	1,279,048	(5.000)%	Jun 2018	(22,399)	(32,584)	(54,983)
	UBS AG	Everest Reinsurance Holdings, Inc.	600,000	USD	600,000	(1.800)%	Dec 2013	-	(6,750)	(6,750)
					$57,787,929			$3,249,054	($1,190,534)	$2,058,520

Real Return Bond Fund
The Fund used credit default swaps to manage against potential credit events.
Fund	Counterparty	Reference Obligation	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	$95,000	USD	$95,000	(1.000)%	Jun 2017	($1,199)	($1,642)	($2,841)
	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	(16,434)	(16,434)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	(27,528)	(27,528)
	Morgan Stanley Capital Services Inc.	Pearson PLC	2,500,000	USD	2,500,000	(0.750)%	Jun 2014	-	(19,945)	(19,945)
					$4,595,000			($1,199)	(65,549)	($66,748)

Spectrum Income Fund
The Fund used credit default swaps to manage against potential credit events.
Fund	Counterparty	Reference Obligation	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	($99,161)	(1.000)%	Jun 2017	($840)	$1,500	$660
					($99,161)			($840)	$1,500	$660

Implied credit spreads are utilized in determining the market value of CDS agreements in which a Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The following table summarizes the credit default swap contracts the Funds held as of May 31, 2013 where the Funds acted as a seller of protection.

Global Bond Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index.
Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 5/31/2013	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Global Bond Fund
	Bank of America N.A.	Government of Japan	0.77%	1,700,000	USD	$1,700,000	1.000%	Jun 2018	$29,138	($6,445)	$22,693
	Bank of America N.A.	Government of Japan	0.77%	3,700,000	USD	3,700,000	1.000%	Jun 2018	72,920	(23,529)	49,391
	Bank of America N.A.	iTraxx Japan Series 19	0.95%	1,250,000,000	JPY	12,709,747	1.000%	Jun 2018	50,220	5,078	55,298
	Barclays	iTraxx Japan Series 19	0.95%	90,000,000	JPY	914,309	1.000%	Jun 2018	3,438	(1,248)	2,190
	Deutsche Bank AG	Commonwealth of Australia	0.27%	2,200,000	USD	2,200,000	1.000%	Sep 2016	21,619	35,724	57,343
	Deutsche Bank AG	iTraxx Japan Series 19	0.95%	200,000,000	JPY	2,033,221	1.000%	Jun 2018	6,853	1,995	8,848
	Goldman Sachs International	Government of Japan	0.77%	5,400,000	USD	5,400,000	1.000%	Jun 2018	97,409	(25,324)	72,085
	Goldman Sachs International	iTraxx Japan Series 19	0.95%	460,000,000	JPY	4,683,334	1.000%	Jun 2018	14,970	5,380	20,350
	Morgan Stanley Capital Services	Government of Japan	0.77%	2,500,000	USD	2,500,000	1.000%	Jun 2018	44,710	(11,337)	33,373
	UBS AG	Commonwealth of Australia	0.29%	200,000	USD	200,000	1.000%	Dec 2016	(739)	6,171	5,432
						$36,040,611		$340,538		($13,535)	$327,003

Investment Quality Bond Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit and to gain exposure to a credit index.
Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 5/31/2013	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/ Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Investment Quality Bond Fund
	Goldman Sachs International	CDX-EM.ex-EUS18V1-5Y	BBB-	8,120,000	USD	$8,120,000	5.000%	Dec 2017	$874,753	($12,695)	$862,058
	Goldman Sachs International	CDX-EMS19V1-5Y	BBB-	7,550,000	USD	7,550,000	5.000%	Jun 2018	945,484	(88,916)	856,568
	Goldman Sachs International	CMBX.NA.AAA.6	0.05%	1,895,000	USD	1,895,000	0.500%	May 2063	(48,602)	(17,349)	(65,951)
	Goldman Sachs International	CMBX.NA.BB.6	5.00%	830,000	USD	830,000	5.000%	May 2063	(23,770)	(1,476)	(25,246)
	Goldman Sachs International	CMBX.NA.BBB-.6	3.00%	840,000	USD	840,000	3.000%	May 2063	3,206	(24,696)	(21,490)
	JPMorgan Chase Bank	ABX.HE.AAA.06-2	0.11%	619,940	USD	619,940	0.110%	May 2046	(196,169)	29,476	(166,693)
	JPMorgan Chase Bank	CMBX.NA.AA.4	1.65%	815,000	USD	815,000	1.650%	Feb 2051	(505,284)	40,588	(464,696)
	JPMorgan Chase Bank	CMBX.NA.AAA.3	0.08%	375,000	USD	375,000	0.080%	Dec 2049	(17,459)	6,684	(10,775)
	JPMorgan Chase Bank	CMBX.NA.AAA.6	0.50%	2,050,000	USD	2,050,000	0.500%	May 2063	(54,597)	(16,121)	(70,718)
	JPMorgan Chase Bank	CMBX.NA.AJ.3	1.47%	655,000	USD	655,000	1.470%	Dec 2049	(217,457)	55,696	(161,761)
	JPMorgan Chase Bank	CMBX.NA.BB.6	5.00%	40,000	USD	40,000	5.000%	May 2063	789	(2,005)	(1,216)
	JPMorgan Chase Bank, N.A.	CMBX.NA.AAA.5	0.35%	753,359	USD	753,359	0.350%	Feb 2051	(74,152)	52,545	(21,607)
	Morgan Stanley & Company International, Ltd.	CMBX.NA.AA.4	1.65%	725,000	USD	725,000	1.650%	Feb 2051	(414,335)	956	(413,379)
	Morgan Stanley & Company International, Ltd.	CMBX.NA.AAA.5	0.35%	129,717	USD	129,717	0.350%	Feb 2051	(3,822)	102	(3,720)
	Morgan Stanley & Company International, Ltd.	CMBX.NA.AAA.6	0.50%	4,405,000	USD	4,405,000	0.500%	May 2063	(100,962)	(51,056)	(152,018)
	Morgan Stanley & Company International, Ltd.	CMBX.NA.AJ.3	1.47%	1,145,000	USD	1,145,000	1.470%	Dec 2049	(348,438)	65,665	(282,773)
	Morgan Stanley & Company International, Ltd.	CMBX.NA.BB.6	5.00%	1,645,000	USD	1,645,000	5.000%	May 2063	(30,327)	(19,709)	(50,036)
	Morgan Stanley & Company International, Ltd.	PRIMEX.ARM.1	4.42%	392,266	USD	392,266	4.420%	Jun 2036	15,597	28,536	44,133
	Morgan Stanley & Company International, Ltd.	PRIMEX.ARM.2	4.58%	1,291,657	USD	1,291,657	4.580%	Dec 2037	(74,552)	129,861	55,309
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.5	0.35%	463,989	USD	463,989	0.350%	Feb 2051	(35,274)	21,966	(13,308)
						$34,740,928			($305,371)	$198,052	($107,319)

Real Return Bond Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit.
Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 5/31/2013	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	Deutsche Bank AG	Federative Republic of Brazil	1.75%	4,100,000	USD	$4,100,000	1.000%	Jun 2020	($94,287)	($94,769)	($189,056)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A Petrobras	1.46%	400,000	USD	400,000	1.000%	Sep 2015	(5,143)	1,712	(3,431)
						$4,500,000			($99,430)	($93,057)	($192,487)

Spectrum Income Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit.
Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 5/31/2013	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Spectrum Income Fund
	JP Morgan Chase Bank, N.A.	Arab Republic of Egypt	6.34%	100,000	USD	$100,000	1.000%	Mar 2016	($6,957)	($6,424)	($13,381)
	JP Morgan Chase Bank, N.A.	MBLA Inc.	0.51%	680,000	USD	680,000	5.000%	Jun 2014	32,017	7,302	39,319
						$780,000			$25,060	$878	$25,938
Total Return Fund
The Fund used credit default swaps to take a long position in the exposure of the benchmark credit.
Fund	Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 5/31/2013	Notional Amount	Cur-rency	USD Notional Amount	(Pay)/ Receive Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Total Return Fund
	Bank of America N.A.	Berkshire Hathaway, Inc.	3.44%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($11,223)	$36,286	$25,063
	Bank of America N.A.	People's Republic of China	4.49%	500,000	USD	500,000	1.000%	Jun 2015	3,461	3,229	6,690
	Bank of America N.A.	People's Republic of China	4.49%	1,500,000	USD	1,500,000	1.000%	Jun 2015	9,894	10,176	20,070
	Bank of America N.A.	United Mexican States	5.75%	300,000	USD	300,000	1.000%	Sep 2015	(1,950)	5,506	3,556
	Bank of America N.A.	Metlife, Inc.	6.60%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(31,474)	49,669	18,195
	Bank of America N.A.	Prudential Financial, Inc.	6.55%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(35,670)	61,666	25,996
	Bank of America N.A.	Republic of Indonesia	11.38%	1,800,000	USD	1,800,000	1.000%	Sep 2016	(17,750)	13,365	(4,385)
	Bank of America N.A.	CMBX.NA.AAA Indices	0.08%	700,000	USD	700,000	0.080%	Dec 2049	(39,671)	19,557	(20,114)
	Barclays Bank PLC	Berkshire Hathaway, Inc.	1.32%	900,000	USD	900,000	1.000%	Dec 2013	3,970	2,253	6,223
	Barclays Bank PLC	United Mexican States	4.97%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(9,511)	22,873	13,362
	Barclays Bank PLC	CDX.EM.13	30.32%	1,000,000	USD	1,000,000	5.000%	Jun 2015	48,728	565	49,293
	Barclays Bank PLC	Federative Republic of Brazil	9.60%	500,000	USD	500,000	1.000%	Jun 2015	(2,833)	4,255	1,422
	Barclays Bank PLC	United Mexican States	8.31%	900,000	USD	900,000	1.000%	Jun 2017	(8,668)	16,558	7,890
	Barclays Bank PLC	United Mexican States	9.72%	4,200,000	USD	4,200,000	1.000%	Mar 2018	11,714	2,275	13,989
	BNP Paribas	United States of America	2.09%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(41,921)	52,871	10,950
	BNP Paribas	United Mexican States	8.31%	1,700,000	USD	1,700,000	1.000%	Jun 2017	(9,815)	24,719	14,904
	Citibank N.A	Dell, Inc.	3.67%	4,800,000	USD	4,800,000	1.000%	Sep 2013	3,143	16,032	19,175
	Citibank N.A	General Electric Capital Corp.	1.01%	600,000	USD	600,000	4.325%	Dec 2013	-	19,529	19,529
	Citibank N.A	United Mexican States	4.97%	1,200,000	USD	1,200,000	1.000%	Mar 2015	(9,706)	23,068	13,362
	Citibank N.A	People's Republic of China	4.49%	400,000	USD	400,000	1.000%	Jun 2015	2,613	2,739	5,352
	Citibank N.A.	Federative Republic of Brazil	10.13%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(7,161)	8,883	1,722
	Citibank N.A.	United Mexican States	5.75%	700,000	USD	700,000	1.000%	Sep 2015	(4,851)	13,147	8,296
	Citibank N.A.	Metlife, Inc.	6.60%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(46,286)	73,043	26,757
	Credit Suisse International	CDX.EM.13	30.32%	600,000	USD	600,000	5.000%	Jun 2015	31,673	(2,097)	29,576
	Credit Suisse International	Federative Republic of Brazil	9.60%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(23,587)	35,820	12,233
	Credit Suisse International	Federative Republic of Brazil	10.13%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(10,605)	13,876	3,271
	Deutsche Bank AG	CDX.NA.IG.10	0.02%	1,928,998	USD	1,928,998	0.530%	Jun 2013	-	2,665	2,665
	Deutsche Bank AG	United Mexican States	4.97%	700,000	USD	700,000	1.000%	Mar 2015	(5,662)	13,456	7,794
	Deutsche Bank AG	CDX.EM.13	30.32%	5,200,000	USD	5,200,000	5.000%	Jun 2015	260,466	(4,143)	256,323
	Deutsche Bank AG	Federative Republic of Brazil	9.60%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(7,386)	12,222	4,836
	Deutsche Bank AG	Federative Republic of Brazil	9.60%	500,000	USD	500,000	1.000%	Jun 2015	(1,893)	3,315	1,422
	Deutsche Bank AG	Metlife, Inc.	7.07%	1,500,000	USD	1,500,000	1.000%	Mar 2016	(16,909)	32,227	15,318
	Deutsche Bank AG	CMBX.NA.AAA Indices	0.08%	2,200,000	USD	2,200,000	0.080%	Dec 2049	(125,394)	62,178	(63,216)
	Goldman Sachs	CDX.NA.IG.10	0.02%	2,411,247	USD	2,411,247	0.463%	Jun 2013	-	2,908	2,908
	Goldman Sachs	Berkshire Hathaway, Inc.	3.44%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(6,235)	20,159	13,924
	Goldman Sachs	Federative Republic of Brazil	9.60%	500,000	USD	500,000	1.000%	Jun 2015	(2,646)	4,068	1,422
	Goldman Sachs	CDX.NA.IG.9	1.68%	868,049	USD	868,049	0.548%	Dec 2017	-	15,662	15,662
	Goldman Sachs International	United Mexican States	7.14%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(3,376)	15,938	12,562
	Goldman Sachs International	CMBX.NA.AAA Indices	0.08%	300,000	USD	300,000	0.080%	Dec 2049	(11,159)	2,539	(8,620)
	HSBC Bank USA	CDX.EM.13	30.32%	8,300,000	USD	8,300,000	5.000%	Jun 2015	405,903	3,228	409,131
	HSBC Bank USA	Federative Republic of Brazil	9.60%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(14,226)	17,924	3,698
	HSBC Bank USA	Federative Republic of Brazil	10.13%	700,000	USD	700,000	1.000%	Sep 2015	(3,209)	4,414	1,205
	HSBC Bank USA	United States of America	2.48%	3,300,000	EUR	4,395,599	0.250%	Jun 2017	(5,218)	7,740	2,522
	JPMorgan Chase Bank, N.A.	CDX.EM.13	30.32%	1,200,000	USD	1,200,000	5.000%	Jun 2015	60,326	(1,175)	59,151
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	10.13%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(53,955)	69,107	15,152
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	11.69%	900,000	USD	900,000	1.000%	Sep 2016	(3,530)	417	(3,113)
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	12.78%	4,400,000	USD	4,400,000	1.000%	Jun 2017	(47,416)	8,083	(39,333)
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9	1.68%	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	35,257	35,257
	Morgan Stanley Capital Services, Inc.	CDX.EM.13	30.32%	7,000,000	USD	7,000,000	5.000%	Jun 2015	361,360	(16,310)	345,050
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	9.60%	500,000	USD	500,000	1.000%	Jun 2015	(1,917)	3,339	1,422
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	10.13%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(61,569)	78,615	17,046
	Morgan Stanley Capital Services, Inc.	Republic of Indonesia	11.38%	1,400,000	USD	1,400,000	1.000%	Sep 2016	(13,379)	9,968	(3,411)
	Morgan Stanley Capital Services, Inc.	United Mexican States	7.14%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(6,644)	34,051	27,407
	Royal Bank of Scotland PLC	People's Republic of China	4.49%	900,000	USD	900,000	1.000%	Jun 2015	6,054	5,988	12,042
	Royal Bank of Scotland PLC	United Mexican States	5.75%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(9,795)	32,313	22,518
	Royal Bank of Scotland PLC	People's Republic of China	5.19%	1,300,000	USD	1,300,000	1.000%	Jun 2016	8,326	13,314	21,640
	Societe Generale Paris	United Kingdom of Great Britain and Northern Ireland	2.07%	3,200,000	USD	3,200,000	1.000%	Mar 2015	4,815	47,763	52,578
	UBS AG	Berkshire Hathaway, Inc.	3.44%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(6,396)	20,320	13,924
	UBS AG	People's Republic of China	5.19%	300,000	USD	300,000	1.000%	Jun 2016	1,966	3,028	4,994
	UBS AG	Republic of Indonesia	11.38%	600,000	USD	600,000	1.000%	Sep 2016	(6,102)	4,640	(1,462)
	UBS AG	United Mexican States	7.14%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(3,109)	15,671	12,562
						$129,583,600			$494,605	$1,110,752	$1,605,357

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table summarizes the inflation swap contracts the Fund held as of May 31, 2013.

Real Return Bond Fund
The Fund used Inflation swaps to manage duration of the Fund and manage against anticipated changes in inflation.
Fund	Counterparty	Notional Amount	Cur-rency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Real Return Bond Fund
	BNP Paribas	4,000,000	USD	$4,000,000	Fixed 2.500%	USA-CPI-U	Jul 2022	$35,198	($78,714)	($43,516)
	BNP Paribas	3,400,000	EUR	4,329,732	FRC-EXT-CPI	Fixed 1.900%	Sep 2016	3,152	76,097	79,249
	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	24,545	(247,903)	(223,358)
	BNP Paribas	6,900,000	EUR	8,788,880	FRC-EXT-CPI	Fixed 1.950%	Sep 2017	-	179,276	179,276
	BNP Paribas	300,000	EUR	400,844	FRC-EXT-CPI	Fixed 2.100%	Jul 2021	(2,549)	9,990	7,441
	BNP Paribas	1,100,000	EUR	1,436,775	FRC-EXT-CPI	Fixed 2.150%	Apr 2021	5,357	16,348	21,705
	Citibank NA	500,000	EUR	650,175	FRC-EXT-CPI	Fixed 2.150%	Apr 2021	7,802	2,064	9,866
	Citibank NA	2,000,000	EUR	2,589,200	FRC-EXT-CPI	Fixed 2.000%	Jul 2016	4,731	56,321	61,052
	Citibank NA	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	2,343	(173,327)	(170,984)
	Credit Sussie International	400,000	EUR	522,400	FRC-EXT-CPI	Fixed 2.150%	Apr 2021	627	7,266	7,893
	Deutsche Bank AG	1,600,000	USD	1,600,000	Fixed 2.500%	USA-CPI-U	Jul 2022	12,415	(29,821)	(17,406)
	Deutsche Bank AG	1,900,000	USD	1,900,000	Fixed 2.360%	USA-CPI-U	Jan 2017	-	(31,111)	(31,111)
	Deutsche Bank AG	600,000	EUR	783,690	FRC-EXT-CPI	Fixed 2.150%	Apr 2021	13,244	(1,405)	11,839
	Goldman Sachs	2,700,000	EUR	3,514,091	FRC-EXT-CPI	Fixed 2.150%	Apr 2021	30,758	22,517	53,275
	Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	3,870	(135,107)	(131,237)
	The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	13,691	(200,079)	(186,388)
				$75,815,787				$155,184	($527,588)	($372,404)

Direct placement securities. The Funds may hold direct placement securities which are restricted to resale and the Funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2013.

Fund	Issuer, Description	Original Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of Fund's net assets	Value as of 5-31-13
Health Sciences Fund	Castlight Health, Inc. Series D	4/26/2012	$357,884	59,286	59,286	0.07%	$357,884
	Omthera Pharmaceuticals, Inc. Purchased: 33,324 shares	2/15/2013	$214,176	-	33,324	0.08%	$405,568
	Ultragenyx Pharmaceutical, Inc. Purchased: 112,397 shares	12/19/2012	$311,272	-	112,397	0.06%	$311,272

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

John Hancock
MUTUAL FUNDS

John Hancock Retirement Living Portfolios

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

Retirement Living through 2050 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 92.6%

John Hancock Funds II (G) - 87.1%
All Cap Value, Class NAV (Lord
Abbett)	95,713	$1,276,806
Alpha Opportunities, Class NAV
(Wellington)	208,134	2,589,193
Blue Chip Growth, Class NAV (T.
Rowe Price)	107,440	2,983,604
Capital Appreciation, Class NAV
(Jennison)	173,845	2,520,745
Capital Appreciation Value, Class
NAV (T.Rowe Price)	410,369	5,010,608
China Emerging Leaders, Class
NAV (Atlantis)	116,632	1,096,337
Emerging Markets, Class NAV
(DFA)	676,809	7,099,730
Equity-Income, Class NAV (T.
Rowe Price)	119,705	2,208,564
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	77,204	925,676
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	122,878	1,585,129
Fundamental Value, Class NAV
(Davis)	100,671	1,868,454
Global Equity, Class NAV (John
Hancock1) (A)(I)	26,202	256,513
Global Real Estate, Class NAV
(Deutsche)	151,459	1,307,093
Health Sciences, Class NAV (T.
Rowe Price)	89,275	1,473,928
Heritage, Class NAV (American
Century)	44,635	357,525
International Growth Stock, Class
NAV (Invesco)	68,777	827,384
International Small Cap, Class
NAV (Franklin Templeton)	67,192	1,130,172
International Small Company,
Class NAV (DFA)	128,331	1,131,879
International Value, Class NAV
(Templeton)	108,439	1,653,687
Mid Cap Stock, Class NAV
(Wellington)	79,772	1,645,699
Mid Value, Class NAV (T. Rowe
Price)	94,579	1,408,279
Mutual Shares, Class NAV
(Franklin)	58,658	777,806
Natural Resources, Class NAV
(RS Investments/Wellington)	128,618	2,171,072
Real Estate Equity, Class NAV (T.
Rowe Price)	53,419	540,068
Redwood, Class NAV (RCM)	97,935	1,085,118
Science and Technology, Class
NAV (T. Rowe Price/RCM) (I)	463,432	4,935,553
Small Cap Growth, Class NAV
(Wellington)	40,363	392,332
Small Cap Value, Class NAV
(Wellington)	22,549	413,783

1

Retirement Living through 2050 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Small Company Growth, Class
NAV (Invesco)	19,425	$338,189
Small Company Value, Class NAV
(T. Rowe Price)	18,973	619,484
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter)	30,826	315,658
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	3,451,124	40,723,266
U.S. Equity, Class NAV (GMO)	266,778	3,497,466
Value, Class NAV (Invesco)	52,843	575,993

John Hancock Funds III (G) - 5.5%
Disciplined Value, Class NAV
(Robeco)	61,988	1,023,428
Global Shareholder Yield, Class
NAV (Epoch)	138,255	1,526,332
International Core, Class NAV
(GMO)	32,103	968,881
International Value Equity, Class
NAV (John Hancock1) (A)	57,616	500,103
Strategic Growth, Class NAV	161,532	2,141,909
(John Hancock1) (A)

FIXED INCOME - 4.3%

John Hancock Funds II (G) - 4.3%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	40,706	425,374
Floating Rate Income, Class NAV
(WAMCO)	96,493	913,785
Global Bond, Class NAV (PIMCO)	16,584	199,509
Global High Yield, Class NAV
(Stone Harbor)	28,917	302,185
High Yield, Class NAV (WAMCO)	39,870	380,763
Real Return Bond, Class NAV
(PIMCO)	12,520	152,374
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	43,950	459,282
Spectrum Income, Class NAV (T.
Rowe Price)	40,827	458,484
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	58,602	660,441
Total Return, Class NAV (PIMCO)	30,032	425,849
U.S. High Yield Bond, Class NAV
(Wells Capital)	29,510	380,970

ALTERNATIVE - 3.1%

John Hancock Funds II (G) - 3.1%
Currency Strategies, Class NAV
(First Quadrant)	228,852	2,304,535
Global Absolute Return Strategies,
Class NAV (Standard Life)	101,376	1,119,195

Total investments (Cost $100,005,391) - 100.0%		$111,086,192

Other assets and liabilities, net - 0.0%		53,653

TOTAL NET ASSETS - 100.0%		$111,139,845

Percentages are based upon net assets.

2

Retirement Living through 2045 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 92.7%

John Hancock Funds II (G) - 86.5%
All Cap Value, Class NAV (Lord
Abbett)	591,536	$7,891,086
Alpha Opportunities, Class NAV
(Wellington)	1,295,014	16,109,973
Blue Chip Growth, Class NAV (T.
Rowe Price)	683,932	18,992,800
Capital Appreciation, Class NAV
(Jennison)	1,112,721	16,134,454
Capital Appreciation Value, Class
NAV (T. Rowe Price)	2,490,501	30,409,017
China Emerging Leaders, Class
NAV (Atlantis)	703,087	6,609,018
Emerging Markets, Class NAV
(DFA)	4,106,368	43,075,803
Equity-Income, Class NAV (T.
Rowe Price)	736,902	13,595,845
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	466,978	5,599,061
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	759,732	9,800,537
Fundamental Value, Class NAV
(Davis)	638,563	11,851,732
Global Equity, Class NAV (John
Hancock1) (A)(I)	162,139	1,587,337
Global Real Estate, Class NAV
(Deutsche)	870,253	7,510,285
Health Sciences, Class NAV (T.
Rowe Price)	607,794	10,034,680
Heritage, Class NAV (American
Century)	275,760	2,208,838
International Growth Stock, Class
NAV (Invesco)	417,934	5,027,744
International Small Cap, Class
NAV (Franklin Templeton)	410,879	6,910,981
International Small Company,
Class NAV (DFA)	779,237	6,872,870
International Value, Class NAV
(Templeton)	689,091	10,508,634
Mid Cap Stock, Class NAV
(Wellington)	506,518	10,449,466
Mid Value, Class NAV (T. Rowe
Price)	585,668	8,720,590
Mutual Shares, Class NAV
(Franklin)	360,346	4,778,194
Natural Resources, Class NAV
(RS Investments/Wellington)	794,368	13,408,933
Real Estate Equity, Class NAV (T.
Rowe Price)	324,580	3,281,505
Redwood, Class NAV (RCM)	576,946	6,392,567
Science and Technology, Class
NAV (T. Rowe Price/RCM) (I)	840,656	8,952,985
Small Cap Growth, Class NAV
(Wellington)	248,661	2,416,981
Small Cap Value, Class NAV
(Wellington)	139,013	2,550,886

3

Retirement Living through 2045 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Small Company Growth, Class
NAV (Invesco)	119,599	$2,082,220
Small Company Value, Class NAV
(T. Rowe Price)	117,295	3,829,677
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter)	190,265	1,948,315
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	21,122,269	249,242,779
U.S. Equity, Class NAV (GMO)	1,621,172	21,253,563
Value, Class NAV (Invesco)	330,976	3,607,643

John Hancock Funds III (G) - 6.2%
Disciplined Value, Class NAV
(Robeco)	383,923	6,338,573
Global Shareholder Yield, Class
NAV (Epoch)	1,116,477	12,325,905
International Core, Class NAV
(GMO)	195,842	5,910,500
International Value Equity, Class
NAV (John Hancock1) (A)	347,821	3,019,089
Strategic Growth, Class NAV
(John Hancock1) (A)	1,000,441	13,265,847

FIXED INCOME - 4.3%

John Hancock Funds II (G) - 4.3%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	242,107	2,530,019
Floating Rate Income, Class NAV
(WAMCO)	576,761	5,461,925
Global Bond, Class NAV (PIMCO)	98,406	1,183,829
Global High Yield, Class NAV
(Stone Harbor)	171,288	1,789,960
High Yield, Class NAV (WAMCO)	237,317	2,266,378
Real Return Bond, Class NAV
(PIMCO)	74,164	902,570
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	261,707	2,734,836
Spectrum Income, Class NAV (T.
Rowe Price)	242,394	2,722,083
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	347,218	3,913,146
Total Return, Class NAV (PIMCO)	177,913	2,522,801
U.S. High Yield Bond, Class NAV
(Wells Capital)	175,662	2,267,797

ALTERNATIVE - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV
(First Quadrant)	1,331,394	13,407,135
Global Absolute Return Strategies,
Class NAV (Standard Life)	600,492	6,629,436

Total investments (Cost $539,749,628) -
100.0%		$662,838,828

Other assets and liabilities, net - 0.0%		51,524

TOTAL NET ASSETS - 100.0%		$662,890,352

Percentages are based upon net assets.

4

Retirement Living through 2040 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 92.6%

John Hancock Funds II (G) - 86.5%
All Cap Value, Class NAV (Lord
Abbett)	606,548	$8,091,350
Alpha Opportunities, Class NAV
(Wellington)	1,324,897	16,481,723
Blue Chip Growth, Class NAV (T.
Rowe Price)	699,758	19,432,272
Capital Appreciation, Class NAV
(Jennison)	1,139,914	16,528,759
Capital Appreciation Value, Class
NAV (T.Rowe Price)	2,558,725	31,242,026
China Emerging Leaders, Class
NAV (Atlantis)	723,544	6,801,310
Emerging Markets, Class NAV
(DFA)	4,211,940	44,183,248
Equity-Income, Class NAV (T.
Rowe Price)	756,309	13,953,898
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	478,893	5,741,925
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	786,140	10,141,204
Fundamental Value, Class NAV
(Davis)	655,859	12,172,743
Global Equity, Class NAV (John
Hancock1) (A)(I)	166,152	1,626,626
Global Real Estate, Class NAV
(Deutsche)	898,315	7,752,461
Health Sciences, Class NAV (T.
Rowe Price)	624,612	10,312,348
Heritage, Class NAV (American
Century)	281,748	2,256,802
International Growth Stock, Class
NAV (Invesco)	430,221	5,175,561
International Small Cap, Class
NAV (Franklin Templeton)	422,833	7,112,058
International Small Company,
Class NAV (DFA)	806,355	7,112,050
International Value, Class NAV
(Templeton)	704,600	10,745,146
Mid Cap Stock, Class NAV
(Wellington)	517,561	10,677,280
Mid Value, Class NAV (T. Rowe
Price)	598,815	8,916,353
Mutual Shares, Class NAV
(Franklin)	369,801	4,903,567
Natural Resources, Class NAV
(RS Investments/Wellington)	818,709	13,819,811
Real Estate Equity, Class NAV (T.
Rowe Price)	332,925	3,365,870
Redwood, Class NAV (RCM)	590,097	6,538,278
Science and Technology, Class
NAV (T. Rowe Price/RCM) (I)	860,341	9,162,628
Small Cap Growth, Class NAV
(Wellington)	256,912	2,497,187
Small Cap Value, Class NAV
(Wellington)	143,909	2,640,730

5

Retirement Living through 2040 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Small Company Growth, Class
NAV (Invesco)	123,539	$2,150,814
Small Company Value, Class NAV
(T. Rowe Price)	120,433	3,932,146
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter)	196,133	2,008,399
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	21,628,702	255,218,685
U.S. Equity, Class NAV (GMO)	1,665,337	21,832,571
Value, Class NAV (Invesco)	338,991	3,694,997

John Hancock Funds III (G) - 6.1%
Disciplined Value, Class NAV
(Robeco)	397,078	6,555,752
Global Shareholder Yield, Class
NAV (Epoch)	1,133,099	12,509,415
International Core, Class NAV
(GMO)	200,771	6,059,275
International Value Equity, Class
NAV (John Hancock1) (A)	359,288	3,118,623
Strategic Growth, Class NAV
(John Hancock1) (A)	1,023,939	13,577,434

FIXED INCOME - 4.3%

John Hancock Funds II (G) - 4.3%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	248,700	2,598,914
Floating Rate Income, Class NAV
(WAMCO)	589,642	5,583,905
Global Bond, Class NAV (PIMCO)	101,325	1,218,943
Global High Yield, Class NAV
(Stone Harbor)	175,669	1,835,740
High Yield, Class NAV (WAMCO)	242,339	2,314,341
Real Return Bond, Class NAV
(PIMCO)	76,075	925,832
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	267,645	2,796,886
Spectrum Income, Class NAV (T.
Rowe Price)	248,845	2,794,527
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	356,000	4,012,115
Total Return, Class NAV (PIMCO)	183,372	2,600,221
U.S. High Yield Bond, Class NAV
(Wells Capital)	179,491	2,317,230

ALTERNATIVE - 3.1%

John Hancock Funds II (G) - 3.1%
Currency Strategies, Class NAV
(First Quadrant)	1,408,909	14,187,715
Global Absolute Return Strategies,
Class NAV (Standard Life)	615,851	6,798,993

Total investments (Cost $556,578,137) -
100.0%		$680,028,687

Other assets and liabilities, net - 0.0%		(3,992)

TOTAL NET ASSETS - 100.0%		$680,024,695

Percentages are based upon net assets.

6

Retirement Living through 2035 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 91.7%

John Hancock Funds II (G) - 85.6%
All Cap Value, Class NAV (Lord
Abbett)	760,942	$10,150,965
Alpha Opportunities, Class NAV
(Wellington)	1,664,451	20,705,771
Blue Chip Growth, Class NAV (T.
Rowe Price)	882,650	24,511,181
Capital Appreciation, Class NAV
(Jennison)	1,428,824	20,717,949
Capital Appreciation Value, Class
NAV (T. Rowe Price)	3,207,708	39,166,118
China Emerging Leaders, Class
NAV (Atlantis)	914,074	8,592,298
Emerging Markets, Class NAV
(DFA)	5,380,563	56,442,103
Equity-Income, Class NAV (T.
Rowe Price)	949,885	17,525,375
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	605,034	7,254,355
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	974,380	12,569,506
Fundamental Value, Class NAV
(Davis)	819,140	15,203,240
Global Equity, Class NAV (John
Hancock1) (A)(I)	211,825	2,073,764
Global Real Estate, Class NAV
(Deutsche)	1,126,321	9,720,148
Health Sciences, Class NAV (T.
Rowe Price)	777,311	12,833,401
Heritage, Class NAV (American
Century)	356,344	2,854,313
International Growth Stock, Class
NAV (Invesco)	546,908	6,579,300
International Small Cap, Class
NAV (Franklin Templeton)	536,777	9,028,594
International Small Company,
Class NAV (DFA)	1,021,457	9,009,247
International Value, Class NAV
(Templeton)	901,187	13,743,095
Mid Cap Stock, Class NAV
(Wellington)	655,717	13,527,441
Mid Value, Class NAV (T. Rowe
Price)	758,578	11,295,230
Mutual Shares, Class NAV
(Franklin)	465,192	6,168,450
Natural Resources, Class NAV
(RS Investments/Wellington)	1,033,719	17,449,184
Real Estate Equity, Class NAV (T.
Rowe Price)	421,043	4,256,749
Redwood, Class NAV (RCM)	746,316	8,269,176
Science and Technology, Class
NAV (T. Rowe Price/RCM) (I)	1,068,966	11,384,485
Small Cap Growth, Class NAV
(Wellington)	321,331	3,123,337
Small Cap Value, Class NAV
(Wellington)	179,745	3,298,314

7

Retirement Living through 2035 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Small Company Growth, Class
NAV (Invesco)	154,776	$2,694,644
Small Company Value, Class NAV
(T. Rowe Price)	151,664	4,951,845
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter)	246,061	2,519,667
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	27,334,409	322,546,028
U.S. Equity, Class NAV (GMO)	2,086,446	27,353,309
Value, Class NAV (Invesco)	427,781	4,662,813

John Hancock Funds III (G) - 6.1%
Disciplined Value, Class NAV
(Robeco)	491,639	8,116,967
Global Shareholder Yield, Class
NAV (Epoch)	1,437,289	15,867,666
International Core, Class NAV
(GMO)	257,103	7,759,374
International Value Equity, Class
NAV (John Hancock1) (A)	455,749	3,955,904
Strategic Growth, Class NAV
(John Hancock1) (A)	1,287,122	17,067,235

FIXED INCOME - 5.3%

John Hancock Funds II (G) - 5.3%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	393,928	4,116,549
Floating Rate Income, Class NAV
(WAMCO)	931,354	8,819,926
Global Bond, Class NAV (PIMCO)	158,718	1,909,378
Global High Yield, Class NAV
(Stone Harbor)	277,638	2,901,318
High Yield, Class NAV (WAMCO)	385,196	3,678,618
Real Return Bond, Class NAV
(PIMCO)	120,041	1,460,901
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	424,940	4,440,618
Spectrum Income, Class NAV (T.
Rowe Price)	394,767	4,433,229
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	564,813	6,365,440
Total Return, Class NAV (PIMCO)	289,812	4,109,529
U.S. High Yield Bond, Class NAV
(Wells Capital)	284,943	3,678,618

ALTERNATIVE - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV
(First Quadrant)	1,739,546	17,517,231
Global Absolute Return Strategies,
Class NAV (Standard Life)	788,331	8,703,170

Total investments (Cost $708,967,813) -
100.0%		$867,083,066

Other assets and liabilities, net - 0.0%		18,930

TOTAL NET ASSETS - 100.0%		$867,101,996

Percentages are based upon net assets.

8

Retirement Living through 2030 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 85.8%

John Hancock Funds II (G) - 80.0%
All Cap Value, Class NAV (Lord
Abbett)	869,557	$11,599,889
Alpha Opportunities, Class NAV
(Wellington)	1,777,365	22,110,418
Blue Chip Growth, Class NAV (T.
Rowe Price)	997,512	27,700,902
Capital Appreciation, Class NAV
(Jennison)	1,621,309	23,508,985
Capital Appreciation Value, Class
NAV (T.Rowe Price)	4,250,370	51,897,012
China Emerging Leaders, Class
NAV (Atlantis)	996,887	9,370,741
Emerging Markets, Class NAV
(DFA)	5,828,677	61,142,822
Equity-Income, Class NAV (T.
Rowe Price)	1,083,404	19,988,812
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	780,402	9,357,017
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	1,108,390	14,298,237
Fundamental Value, Class NAV
(Davis)	879,061	16,315,364
Global Equity, Class NAV (John
Hancock1) (A)(I)	263,441	2,579,088
Global Real Estate, Class NAV
(Deutsche)	1,384,445	11,947,762
Health Sciences, Class NAV (T.
Rowe Price)	972,269	16,052,169
Heritage, Class NAV (American
Century)	415,940	3,331,682
International Growth Stock, Class
NAV (Invesco)	582,843	7,011,600
International Small Cap, Class
NAV (Franklin Templeton)	572,876	9,635,782
International Small Company,
Class NAV (DFA)	1,077,483	9,503,399
International Value, Class NAV
(Templeton)	958,570	14,618,197
Mid Cap Stock, Class NAV
(Wellington)	732,778	15,117,201
Mid Value, Class NAV (T. Rowe
Price)	870,497	12,961,701
Mutual Shares, Class NAV
(Franklin)	531,572	7,048,643
Natural Resources, Class NAV
(RS Investments/Wellington)	1,220,754	20,606,327
Real Estate Equity, Class NAV (T.
Rowe Price)	495,111	5,005,575
Redwood, Class NAV (RCM)	921,409	10,209,212
Science and Technology, Class
NAV (T. Rowe Price/RCM) (I)	1,183,483	12,604,095
Small Cap Growth, Class NAV
(Wellington)	298,756	2,903,906
Small Cap Value, Class NAV
(Wellington)	176,401	3,236,960

9

Retirement Living through 2030 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value
Affiliated Investment Companies (continued)

Small Company Growth, Class
NAV (Invesco)	148,841	$2,591,317
Small Company Value, Class NAV
(T. Rowe Price)	148,742	4,856,442
Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter)	231,661	2,372,206
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	31,812,309	375,385,250
U.S. Equity, Class NAV (GMO)	2,764,532	36,243,017
Value, Class NAV (Invesco)	501,212	5,463,207

John Hancock Funds III (G) - 5.8%
Disciplined Value, Class NAV
(Robeco)	560,911	9,260,637
Global Shareholder Yield, Class
NAV (Epoch)	1,928,512	21,290,767
International Core, Class NAV
(GMO)	273,837	8,264,392
International Value Equity, Class
NAV (John Hancock1) (A)	474,453	4,118,255
Strategic Growth, Class NAV
(John Hancock1) (A)	1,448,884	19,212,205

FIXED INCOME - 11.2%

John Hancock Funds II (G) - 11.2%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	1,083,716	11,324,827
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	594,092	5,851,808
Floating Rate Income, Class NAV
(WAMCO)	2,453,888	23,238,323
Global Bond, Class NAV (PIMCO)	362,955	4,366,350
Global High Yield, Class NAV
(Stone Harbor)	723,462	7,560,179
High Yield, Class NAV (WAMCO)	1,010,432	9,649,629
Real Return Bond, Class NAV
(PIMCO)	311,990	3,796,921
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	938,559	9,807,944
Spectrum Income, Class NAV (T.
Rowe Price)	869,297	9,762,204
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,246,383	14,046,733
Total Return, Class NAV (PIMCO)	797,138	11,303,417
U.S. High Yield Bond, Class NAV
(Wells Capital)	748,325	9,660,873

ALTERNATIVE - 3.0%

John Hancock Funds II (G) - 3.0%
Currency Strategies, Class NAV
(First Quadrant)	2,178,477	21,937,268
Global Absolute Return Strategies,
Class NAV (Standard Life)	963,886	10,641,303

10

Retirement Living through 2030 Portfolio
As of 5-31-13 (Unaudited)

Total investments (Cost $883,709,114) -
100.0%	$1,073,668,972

Other assets and liabilities, net - 0.0%	40,369

TOTAL NET ASSETS - 100.0%	$1,073,709,341

Percentages are based upon net assets.

11

Retirement Living through 2025 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 76.8%

John Hancock Funds II (G) - 71.5%
All Cap Value, Class NAV (Lord
Abbett)	846,065	$11,286,506
Alpha Opportunities, Class NAV
(Wellington)	1,766,779	21,978,736
Blue Chip Growth, Class NAV (T.
Rowe Price)	962,657	26,732,998
Capital Appreciation, Class NAV
(Jennison)	1,562,445	22,655,458
Capital Appreciation Value, Class
NAV (T. Rowe Price)	4,848,236	59,196,959
China Emerging Leaders, Class
NAV (Atlantis)	982,241	9,233,061
Emerging Markets, Class NAV
(DFA)	5,709,663	59,894,369
Equity-Income, Class NAV (T.
Rowe Price)	1,049,217	19,358,054
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	897,791	10,764,511
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	1,092,524	14,093,561
Fundamental Value, Class NAV
(Davis)	873,037	16,203,571
Global Equity, Class NAV (John
Hancock1) (A)(I)	281,576	2,756,626
Global Real Estate, Class NAV
(Deutsche)	1,562,590	13,485,148
Health Sciences, Class NAV (T.
Rowe Price)	911,038	15,041,240
International Growth Stock, Class
NAV (Invesco)	552,256	6,643,640
International Small Cap, Class
NAV (Franklin Templeton)	531,862	8,945,914
International Small Company,
Class NAV (DFA)	1,004,467	8,859,400
International Value, Class NAV
(Templeton)	918,737	14,010,732
Mid Cap Stock, Class NAV
(Wellington)	886,659	18,291,774
Mid Value, Class NAV (T. Rowe
Price)	839,909	12,506,244
Mutual Shares, Class NAV
(Franklin)	521,154	6,910,505
Natural Resources, Class NAV
(RS Investments/Wellington)	1,338,654	22,596,488
Real Estate Equity, Class NAV (T.
Rowe Price)	580,624	5,870,106
Redwood, Class NAV (RCM)	1,024,726	11,353,964
Science and Technology, Class
NAV (T. Rowe Price/RCM) (I)	1,286,563	13,701,899
Small Cap Growth, Class NAV
(Wellington)	236,415	2,297,953
Small Company Growth, Class
NAV (Invesco)	118,420	2,061,700
Small Company Value, Class NAV
(T. Rowe Price)	199,363	6,509,211

12

Retirement Living through 2025 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

Smaller Company Growth, Class
NAV (Frontier/John
Hancock[2] (A)/Perimeter)	189,242	$1,937,834
Strategic Equity Allocation Fund,
Class NAV (John Hancock1) (A)	32,467,940	383,121,687
U.S. Equity, Class NAV (GMO)	3,127,834	41,005,902
Value, Class NAV (Invesco)	485,500	5,291,948

John Hancock Funds III (G) - 5.3%
Disciplined Value, Class NAV
(Robeco)	548,385	9,053,843
Global Shareholder Yield, Class
NAV (Epoch)	2,203,588	24,327,616
International Core, Class NAV
(GMO)	264,038	7,968,670
International Value Equity, Class
NAV (John Hancock1) (A)	462,425	4,013,850
Strategic Growth, Class NAV
(John Hancock1) (A)	1,418,172	18,804,965

FIXED INCOME - 20.1%

John Hancock Funds II (G) - 20.1%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	2,426,350	25,355,356
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	921,806	9,079,789
Floating Rate Income, Class NAV
(WAMCO)	4,819,109	45,636,964
Global Bond, Class NAV (PIMCO)	828,663	9,968,820
Global High Yield, Class NAV
(Stone Harbor)	1,400,870	14,639,088
High Yield, Class NAV (WAMCO)	1,914,333	18,281,878
Real Return Bond, Class NAV
(PIMCO)	684,266	8,327,518
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	1,978,689	20,677,303
Spectrum Income, Class NAV (T.
Rowe Price)	1,832,669	20,580,875
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	2,614,628	29,466,861
Total Return, Class NAV (PIMCO)	1,784,726	25,307,420
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,417,752	18,303,181

ALTERNATIVE - 3.1%

John Hancock Funds II (G) - 3.1%
Currency Strategies, Class NAV
(First Quadrant)	2,541,925	25,597,187
Global Absolute Return Strategies,
Class NAV (Standard Life)	1,129,860	12,473,660

Total investments (Cost $1,020,323,822) -
100.0%		$1,222,462,543

Other assets and liabilities, net - 0.0%		2,924

TOTAL NET ASSETS - 100.0%		$1,222,465,467

Percentages are based upon net assets.

13

Retirement Living through 2020 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 65.0%

John Hancock Funds II (G) - 60.4%
All Cap Value, Class NAV (Lord
Abbett)	608,325	$8,115,050
Alpha Opportunities, Class NAV
(Wellington)	765,273	9,519,991
Blue Chip Growth, Class NAV (T.
Rowe Price)	665,801	18,489,297
Capital Appreciation, Class NAV
(Jennison)	1,076,494	15,609,163
Capital Appreciation Value, Class
NAV (T.Rowe Price)	4,195,793	51,230,628
China Emerging Leaders, Class
NAV (Atlantis)	701,781	6,596,740
Emerging Markets Class NAV
(DFA)	4,114,625	43,162,421
Equity-Income, Class NAV (T.
Rowe Price)	764,528	14,105,547
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	766,999	9,196,316
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	789,002	10,178,129
Fundamental Value, Class NAV
(Davis)	380,442	7,061,008
Global Equity, Class NAV (John
Hancock1) (A)(I)	251,333	2,460,552
Global Real Estate, Class NAV
(Deutsche)	1,373,710	11,855,119
Health Sciences, Class NAV (T.
Rowe Price)	794,711	13,120,673
International Growth Stock, Class
NAV (Invesco)	431,587	5,191,989
International Small Cap, Class
NAV (Franklin Templeton)	404,081	6,796,635
International Small Company,
Class NAV (DFA)	760,634	6,708,792
International Value, Class NAV
(Templeton)	698,309	10,649,219
Mid Cap Stock, Class NAV
(Wellington)	602,678	12,433,243
Mid Value, Class NAV (T. Rowe
Price)	573,000	8,531,963
Mutual Shares, Class NAV
(Franklin)	371,619	4,927,664
Natural Resources, Class NAV
(RS Investments/Wellington)	1,011,898	17,080,845
Real Estate Equity, Class NAV (T.
Rowe Price)	488,006	4,933,736
Redwood, Class NAV (RCM)	886,177	9,818,845
Science and Technology, Class
NAV (T. Rowe Price/RCM) (I)	958,222	10,205,061
Small Cap Growth, Class NAV
(Wellington)	498,348	4,843,942
Small Company Value, Class NAV
(T. Rowe Price)	151,731	4,954,031
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	24,698,249	291,439,339

14

Retirement Living through 2020 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

U.S. Equity, Class NAV (GMO)	2,709,060	$35,515,778
Value, Class NAV (Invesco)	317,752	3,463,493

John Hancock Funds III (G) - 4.6%
Disciplined Value, Class NAV
(Robeco)	392,102	6,473,597
Global Shareholder Yield, Class
NAV (Epoch)	1,913,909	21,129,557
International Core, Class NAV
(GMO)	199,905	6,033,136
International Value Equity, Class
NAV (John Hancock1) (A)	349,846	3,036,665
Strategic Growth, Class NAV
(John Hancock1) (A)	985,353	13,065,775

FIXED INCOME - 31.7%

John Hancock Funds II (G) - 31.7%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	4,096,440	42,807,799
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	1,199,072	11,810,859
Floating Rate Income, Class NAV
(WAMCO)	6,178,918	58,514,350
Global Bond, Class NAV (PIMCO)	1,374,208	16,531,725
Global High Yield, Class NAV
(Stone Harbor)	1,624,745	16,978,590
High Yield, Class NAV (WAMCO)	2,260,995	21,592,507
Real Return Bond, Class NAV
(PIMCO)	1,085,883	13,215,197
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	2,777,270	29,022,469
Spectrum Income, Class NAV (T.
Rowe Price)	2,572,317	28,887,121
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	3,673,319	41,398,303
Total Return, Class NAV (PIMCO)	3,013,178	42,726,868
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,674,490	21,617,667

ALTERNATIVE - 3.3%

John Hancock Funds II (G) - 3.3%
Currency Strategies, Class NAV
(First Quadrant)	2,366,927	23,834,951
Global Absolute Return Strategies,
Class NAV (Standard Life)	1,118,646	12,349,852

Total investments (Cost $923,590,921) -
100.0%		$1,089,222,197

Other assets and liabilities, net - 0.0%		(2,491)

TOTAL NET ASSETS - 100.0%		$1,089,219,706

Percentages are based upon net assets.

15

Retirement Living through 2015 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 53.8%

John Hancock Funds II (G) - 49.8%
All Cap Value, Class NAV (Lord
Abbett)	301,937	$4,027,844
Alpha Opportunities, Class NAV
(Wellington)	233,690	2,907,101
Blue Chip Growth, Class NAV (T.
Rowe Price)	312,606	8,681,060
Capital Appreciation, Class NAV
(Jennison)	511,440	7,415,887
Capital Appreciation Value, Class
NAV (T. Rowe Price)	2,312,484	28,235,426
China Emerging Leaders, Class
NAV (Atlantis)	326,510	3,069,198
Emerging Markets, Class NAV
(DFA)	1,916,658	20,105,747
Equity-Income, Class NAV (T.
Rowe Price)	382,396	7,055,211
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	468,709	5,619,815
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	365,734	4,717,974
Fundamental Value, Class NAV
(Davis)	120,576	2,237,897
Global Equity, Class NAV (John
Hancock1) (A)(I)	135,147	1,323,088
Global Real Estate, Class NAV
(Deutsche)	858,329	7,407,383
Health Sciences, Class NAV (T.
Rowe Price)	486,061	8,024,869
International Growth Stock, Class
NAV (Invesco)	212,856	2,560,654
International Small Cap, Class
NAV (Franklin Templeton)	196,627	3,307,260
International Small Company,
Class NAV (DFA)	372,081	3,281,751
International Value, Class NAV
(Templeton)	362,460	5,527,515
Mid Cap Stock, Class NAV
(Wellington)	265,719	5,481,792
Mid Value, Class NAV (T. Rowe
Price)	255,925	3,810,727
Mutual Shares, Class NAV
(Franklin)	185,390	2,458,272
Natural Resources, Class NAV
(RS Investments/Wellington)	524,276	8,849,775
Real Estate Equity, Class NAV (T.
Rowe Price)	304,835	3,081,883
Redwood, Class NAV (RCM)	567,600	6,289,004
Small Cap Growth, Class NAV
(Wellington)	249,991	2,429,915
Small Company Value, Class NAV
(T. Rowe Price)	74,527	2,433,301
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	12,608,398	148,779,100
U.S. Equity, Class NAV (GMO)	1,679,328	22,015,987
Value, Class NAV (Invesco)	142,861	1,557,180

16

Retirement Living through 2015 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

John Hancock Funds III (G) - 4.0%
Disciplined Value, Class NAV
(Robeco)	193,961	$3,202,296
Global Shareholder Yield, Class
NAV (Epoch)	1,225,243	13,526,685
International Core, Class NAV
(GMO)	104,590	3,156,541
International Value Equity, Class
NAV (John Hancock1) (A)	175,387	1,522,359
Strategic Growth, Class NAV
(John Hancock1) (A)	431,504	5,721,742

FIXED INCOME - 42.6%

John Hancock Funds II (G) - 42.6%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	3,958,126	41,362,419
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	838,991	8,264,059
Floating Rate Income, Class NAV
(WAMCO)	4,785,691	45,320,495
Global Bond, Class NAV (PIMCO)	1,200,538	14,442,472
Global High Yield, Class NAV
(Stone Harbor)	1,185,525	12,388,736
High Yield, Class NAV (WAMCO)	1,657,439	15,828,546
Real Return Bond, Class NAV
(PIMCO)	907,668	11,046,324
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	2,401,093	25,091,424
Spectrum Income, Class NAV (T.
Rowe Price)	2,229,829	25,040,984
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	2,527,450	28,484,361
Total Return, Class NAV (PIMCO)	2,910,550	41,271,592
U.S. High Yield Bond, Class NAV
(Wells Capital)	1,227,401	15,845,747

ALTERNATIVE - 3.6%

John Hancock Funds II (G) - 3.6%
Currency Strategies, Class NAV
(First Quadrant)	1,558,066	15,689,725
Global Absolute Return Strategies,
Class NAV (Standard Life)	764,556	8,440,700

Total investments (Cost $575,173,885) -
100.0%		$668,339,823

Other assets and liabilities, net - 0.0%		(36,099)

TOTAL NET ASSETS - 100.0%		$668,303,724

Percentages are based upon net assets.

17

Retirement Living through 2010 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies - 100.0%

EQUITY - 43.9%

John Hancock Funds II (G) - 40.6%
All Cap Value, Class NAV (Lord
Abbett)	148,392	$1,979,544
Alpha Opportunities, Class NAV
(Wellington)	87,658	1,090,465
Blue Chip Growth, Class NAV (T.
Rowe Price)	137,336	3,813,815
Capital Appreciation, Class NAV
(Jennison)	222,895	3,231,981
Capital Appreciation Value, Class
NAV (T.Rowe Price)	1,241,178	15,154,782
China Emerging Leaders, Class
NAV (Atlantis)	144,005	1,353,651
Emerging Markets, Class NAV
(DFA)	879,108	9,221,843
Equity-Income, Class NAV (T.
Rowe Price)	183,050	3,377,266
Fundamental Global Franchise,
Class NAV (John Hancock1) (A)	253,425	3,038,571
Fundamental Large Cap Value,
Class NAV (John Hancock1) (A)	177,581	2,290,792
Fundamental Value, Class NAV
(Davis)	45,398	842,592
Global Equity, Class NAV (John
Hancock1) (A)(I)	85,306	835,149
Global Real Estate, Class NAV
(Deutsche)	497,220	4,291,009
Health Sciences, Class NAV (T.
Rowe Price)	298,613	4,930,093
International Growth Stock, Class
NAV (Invesco)	110,055	1,323,962
International Small Cap, Class
NAV (Franklin Templeton)	94,904	1,596,285
International Small Company,
Class NAV (DFA)	180,774	1,594,430
International Value, Class NAV
(Templeton)	187,008	2,851,870
Mid Cap Stock, Class NAV
(Wellington)	133,509	2,754,300
Mid Value, Class NAV (T. Rowe
Price)	180,370	2,685,717
Mutual Shares, Class NAV
(Franklin)	90,917	1,205,558
Natural Resources, Class NAV
(RS Investments/Wellington)	267,458	4,514,687
Real Estate Equity, Class NAV (T.
Rowe Price)	196,376	1,985,360
Redwood, Class NAV (RCM)	353,615	3,918,058
Small Cap Growth, Class NAV
(Wellington)	98,611	958,496
Small Company Value, Class NAV
(T. Rowe Price)	29,398	959,832
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	6,471,082	76,358,769
U.S. Equity, Class NAV (GMO)	887,694	11,637,671

18

Retirement Living through 2010 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

Affiliated Investment Companies (continued)

John Hancock Funds III (G) - 3.3%
Disciplined Value, Class NAV
(Robeco)	96,113	$1,586,823
Global Shareholder Yield, Class
NAV (Epoch)	666,664	7,359,976
International Core, Class NAV
(GMO)	53,401	1,611,638
International Value Equity, Class
NAV (John Hancock1) (A)	97,409	845,511
Strategic Growth, Class NAV
(John Hancock1) (A)	187,308	2,483,704

FIXED INCOME - 52.4%

John Hancock Funds II (G) - 52.4%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	3,615,915	37,786,312
Asia Total Return Bond, Class
NAV (John Hancock1) (A)(I)	604,555	5,954,863
Floating Rate Income, Class NAV
(WAMCO)	3,529,111	33,420,683
Global Bond, Class NAV (PIMCO)	910,791	10,956,819
Global High Yield, Class NAV
(Stone Harbor)	835,573	8,731,733
High Yield, Class NAV (WAMCO)	1,166,248	11,137,667
Real Return Bond, Class NAV
(PIMCO)	648,683	7,894,469
Short Duration Credit
Opportunities, Class NAV (Stone
Harbor)	1,666,645	17,416,436
Spectrum Income, Class NAV (T.
Rowe Price)	1,545,735	17,358,603
Strategic Income Opportunities,
Class NAV (John Hancock1) (A)	1,763,793	19,877,944
Total Return, Class NAV (PIMCO)	2,666,769	37,814,787
U.S. High Yield Bond, Class NAV
(Wells Capital)	863,621	11,149,351

ALTERNATIVE - 3.7%

John Hancock Funds II (G) - 3.7%
Currency Strategies, Class NAV
(First Quadrant)	999,026	10,060,195
Global Absolute Return Strategies,
Class NAV (Standard Life)	503,695	5,560,791

Total investments (Cost $367,597,664) -
100.0%		$418,804,853

Other assets and liabilities, net - 0.0%		(2,893)

TOTAL NET ASSETS - 100.0%		$418,801,960

Percentages are based upon net assets.

(A) The subadvisor is an affiliate of the advisor.

(G) The Portfolio's subadvisor is shown parenthetically.

(I) Non-income producing.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management

19

Investment companies
Underlying Funds’ Subadvisors

American Century Investment Management, Inc.	(American Century)
Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Davis Selected Advisers, LP	(Davis)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, LP	(First Quadrant)
Franklin Mutual Advisers	(Franklin)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Frontier Capital Management Company, LLC	(Frontier)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jenninson Associates LLC	(Jenninson)
John Hancock Asset Management*	(John Hancock)
Lord, Abbett & Co. LLC	(Lord Abbett)
Pacific Investment Management Company LLC	(PIMCO)
Perimeter Capital Management	(Perimeter)
RCM Capital Management LLC	(RCM)
Robeco Investment Management, Inc.	(Robeco)
RS Investment Management Company, LLC	(RS Investments)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investments Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

*Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

20

Retirement Living Portfolios
Notes to the Portfolios of Investments (Unaudited)
As of 5-31-13

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on May 31, 2013, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Retirement Living through 2050	$100,338,373	$10,834,755	($86,936)	$10,747,819

Retirement Living through 2045	549,729,018	113,456,464	(346,654)	113,109,810

Retirement Living through 2040	566,064,611	114,328,921	(364,845)	113,964,076

Retirement Living through 2035	720,901,575	146,679,265	(497,774)	146,181,491

Retirement Living through 2030	898,887,536	175,414,508	(633,072)	174,781,436

Retirement Living through 2025	1,037,361,534	185,758,585	(657,576)	185,101,009

Retirement Living through 2020	937,231,331	152,589,699	(598,833)	151,990,866

Retirement Living through 2015	582,272,015	86,411,858	(344,050)	86,067,808

Retirement Living through 2010	373,925,596	45,065,187	(185,930)	44,879,257

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

21

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.

LCQ3 5/13
7/13

John Hancock
MUTUAL FUNDS

John Hancock Retirement Choices Portfolios

QUARTERLY PORTFOLIO HOLDINGS

05.31.2013

Retirement Choices at 2050 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 68.2%

EQUITY - 67.7%

John Hancock Funds II (G) - 67.7%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	11,269,702	$132,982,481

FIXED INCOME - 0.5%

John Hancock Funds II (G) - 0.5%
Short Term Government Income,
Class NAV (John Hancock1) (A)	100,783	1,000,777

UNAFFILIATED INVESTMENT COMPANIES - 31.7%

EXCHANGE TRADED FUNDS - 31.7%
iShares iBoxx Investment Grade
Corporate Bond Fund	25,152	2,964,163
SPDR Barclays Capital High Yield
Bond ETF	217,612	8,830,695
Vanguard Dividend Appreciation
ETF	123,115	8,317,649
Vanguard Energy ETF	21,474	2,466,289
Vanguard Long-Term Bond ETF	77,504	6,898,631
Vanguard Long-Term Corporate
Bond ETF	89,809	7,825,058
Vanguard Materials ETF	27,282	2,471,204
Vanguard MSCI Emerging Markets
ETF	257,935	10,709,461
Vanguard REIT ETF	55,361	3,916,791
Vanguard Total Bond Market ETF	96,426	7,945,502

Total investments (Cost $179,475,619) - 99.9%		$196,328,701

Other assets and liabilities, net - 0.1%		161,376

TOTAL NET ASSETS - 100.0%		$196,490,077

Percentages are based upon net assets.

1

Retirement Choices at 2045 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 68.1%

EQUITY - 67.6%

John Hancock Funds II (G) - 67.6%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	17,923,958	$211,502,705

FIXED INCOME - 0.5%

John Hancock Funds II (G) - 0.5%
Short Term Government Income,
Class NAV (John Hancock1) (A)	161,026	1,598,983

UNAFFILIATED INVESTMENT COMPANIES - 31.8%

EXCHANGE TRADED FUNDS - 31.8%
iShares iBoxx Investment Grade
Corporate Bond Fund	66,776	7,869,552
SPDR Barclays Capital High Yield
Bond ETF	346,632	14,066,327
Vanguard Dividend Appreciation
ETF	196,263	13,259,528
Vanguard Energy ETF	34,035	3,908,920
Vanguard Intermediate-Term Bond
ETF	18,316	1,576,275
Vanguard Long-Term Corporate
Bond ETF	107,294	9,348,526
Vanguard Long-Term Bond ETF	88,183	7,849,169
Vanguard Materials ETF	43,583	3,947,748
Vanguard MSCI Emerging Markets
ETF	410,872	17,059,405
Vanguard REIT ETF	88,185	6,239,089
Vanguard Total Bond Market ETF	173,324	14,281,898

Total investments (Cost $283,156,496) - 99.9%		$312,508,125

Other assets and liabilities, net - 0.1%		164,406

TOTAL NET ASSETS - 100.0%		$312,672,531

Percentages are based upon net assets.

2

Retirement Choices at 2040 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 67.5%

EQUITY - 67.0%

John Hancock Funds II (G) - 67.0%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	24,161,196	$285,102,115

FIXED INCOME - 0.5%

John Hancock Funds II (G) - 0.5%
Short Term Government Income,
Class NAV (John Hancock1) (A)	223,900	2,223,327

UNAFFILIATED INVESTMENT COMPANIES - 32.5%

EXCHANGE TRADED FUNDS - 32.5%
iShares iBoxx Investment Grade
Corporate Bond Fund	140,575	16,566,764
SPDR Barclays Capital High Yield
Bond ETF	431,580	17,513,516
Vanguard Dividend Appreciation
ETF	265,820	17,958,799
Vanguard Energy ETF	46,052	5,289,072
Vanguard FTSE Emerging Markets
ETF	531,605	22,072,240
Vanguard Intermediate-Term Bond
ETF	51,366	4,420,558
Vanguard Intermediate-Term
Corporate Bond ETF	25,572	2,194,333
Vanguard Long-Term Bond ETF	99,068	8,818,043
Vanguard Long-Term Corporate
Bond ETF	87,938	7,662,038
Vanguard Materials ETF	58,993	5,343,586
Vanguard REIT ETF	119,540	8,457,455
Vanguard Total Bond Market ETF	268,729	22,143,270

Total investments (Cost $385,771,764) - 100.0%		$425,765,116

Other assets and liabilities, net - 0.0%		53,300

TOTAL NET ASSETS - 100.0%		$425,818,416

Percentages are based upon net assets.

3

Retirement Choices at 2035 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 64.8%

EQUITY - 63.8%

John Hancock Funds II (G) - 63.8%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	33,248,005	392,326,463

FIXED INCOME - 1.0%

John Hancock Funds II (G) - 1.0%
Short Term Government Income,
Class NAV (John Hancock1) (A)	655,507	6,509,181

UNAFFILIATED INVESTMENT COMPANIES - 35.1%

EXCHANGE TRADED FUNDS - 35.1%
iShares iBoxx Investment Grade
Corporate Bond Fund	274,972	32,405,450
SPDR Barclays Capital High Yield
Bond ETF	553,675	22,468,132
Vanguard Dividend Appreciation
ETF	357,922	24,181,210
Vanguard Energy ETF	65,784	7,555,292
Vanguard FTSE Emerging Markets
ETF	724,312	30,073,434
Vanguard Intermediate-Term Bond
ETF	188,396	16,213,360
Vanguard Intermediate-Term
Corporate Bond ETF	150,058	12,876,477
Vanguard Long-Term Bond ETF	36,331	3,233,822
Vanguard Long-Term Corporate
Bond ETF	110,581	9,634,923
Vanguard Materials ETF	83,960	7,605,097
Vanguard REIT ETF	149,646	10,587,455
Vanguard Total Bond Market ETF	473,076	38,981,462

Total investments (Cost $559,205,797) - 99.9%		$614,651,758

Other assets and liabilities, net - 0.1%		387,428

TOTAL NET ASSETS - 100.0%		$615,039,186

Percentages are based upon net assets.

4

Retirement Choices at 2030 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 58.1%

EQUITY - 57.0%

John Hancock Funds II (G) - 57.0%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	37,566,348	$443,282,901

FIXED INCOME - 1.1%

John Hancock Funds II (G) - 1.1%
Short Term Government Income,
Class NAV (John Hancock1) (A)	847,772	8,418,374

UNAFFILIATED INVESTMENT COMPANIES - 41.8%

EXCHANGE TRADED FUNDS - 41.8%
iShares iBoxx Investment Grade
Corporate Bond Fund	494,788	58,310,766
SPDR Barclays Capital High Yield
Bond ETF	611,519	24,815,442
Vanguard Dividend Appreciation
ETF	444,049	29,999,950
Vanguard Energy ETF	82,361	9,459,161
Vanguard Intermediate-Term Bond
ETF	484,699	41,713,196
Vanguard Intermediate-Term
Corporate Bond ETF	386,515	33,166,852
Vanguard Materials ETF	83,589	7,571,492
Vanguard MSCI Emerging Markets
ETF	808,720	33,578,054
Vanguard REIT ETF	159,112	11,257,174
Vanguard Short-Term Corporate
Bond ETF	104,852	8,382,917
Vanguard Total Bond Market ETF	811,416	66,860,678

Total investments (Cost $714,231,202) - 99.9%		$776,816,957

Other assets and liabilities, net - 0.1%		802,989

TOTAL NET ASSETS - 100.0%		$777,619,946

Percentages are based upon net assets.

5

Retirement Choices at 2025 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 46.5%

EQUITY - 44.8%

John Hancock Funds II (G) - 44.8%
Strategic Equity Allocation, Class
NAV (John Hancock1)(A)	34,005,686	$401,267,096

FIXED INCOME - 1.7%

John Hancock Funds II (G) - 1.7%
Short Term Government Income,
Class NAV (John Hancock1)(A)	1,495,858	14,853,871

UNAFFILIATED INVESTMENT COMPANIES - 53.4%

EXCHANGE TRADED FUNDS - 53.4%
iShares iBoxx Investment Grade
Corporate Bond Fund	626,247	73,803,209
SPDR Barclays Capital High Yield
Bond ETF	601,998	24,429,079
SPDR Barclays Capital Short Term
Corporate Bond ETF	644,721	19,812,276
Vanguard Dividend Appreciation
ETF	491,801	33,226,076
Vanguard Energy ETF	72,146	8,285,968
Vanguard FTSE Emerging Markets
ETF	694,192	28,822,852
Vanguard Intermediate-Term Bond
ETF	687,104	59,132,170
Vanguard Intermediate-Term
Corporate Bond ETF	570,740	48,975,199
Vanguard Materials ETF	69,200	6,268,136
Vanguard REIT ETF	175,603	12,423,912
Vanguard Short-Term Bond ETF	306,888	24,729,035
Vanguard Short-Term Corporate
Bond ETF	246,666	19,720,947
Vanguard Total Bond Market ETF	1,437,810	118,475,544

Total investments (Cost $836,613,033) - 99.9%		$894,225,370

Other assets and liabilities, net - 0.1%		618,235

TOTAL NET ASSETS - 100.0%		$894,843,605

Percentages are based upon net assets.

6

Retirement Choices at 2020 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 30.8%

EQUITY - 29.2%

John Hancock Funds II (G) - 29.2%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	18,099,102	$213,569,401

FIXED INCOME - 1.6%

John Hancock Funds II (G) - 1.6%
Short Term Government Income,
Class NAV (John Hancock1) (A)	1,185,974	11,776,722

UNAFFILIATED INVESTMENT COMPANIES - 69.1%

EXCHANGE TRADED FUNDS - 69.1%
iShares Barclays TIPS Bond Fund	67,151	7,838,536
iShares iBoxx Investment Grade
Corporate Bond Fund	561,995	66,231,111
SPDR Barclays Capital High Yield
Bond ETF	381,423	15,478,145
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,405,985	43,205,919
Vanguard Dividend Appreciation
ETF	314,382	21,239,648
Vanguard Energy ETF	28,435	3,265,760
Vanguard Intermediate-Term Bond
ETF	544,069	46,822,578
Vanguard Intermediate-Term
Corporate Bond ETF	497,127	42,658,468
Vanguard Materials ETF	36,410	3,298,018
Vanguard MSCI Emerging Markets
ETF	351,055	14,575,804
Vanguard REIT ETF	92,091	6,515,438
Vanguard Short-Term Bond ETF	632,860	50,995,859
Vanguard Short-Term Corporate
Bond ETF	538,032	43,015,658
Vanguard Total Bond Market ETF	1,707,755	140,719,012

Total investments (Cost $701,757,490) - 99.9%		$731,206,077

Other assets and liabilities, net - 0.1%		755,961

TOTAL NET ASSETS - 100.0%		$731,962,038

Percentages are based upon net assets.

7

Retirement Choices at 2015 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 13.6%

EQUITY - 11.5%

John Hancock Funds II (G) - 11.5%
Strategic Equity Allocation, Class
NAV (John Hancock1)(A)	4,018,868	$47,422,646

FIXED INCOME - 2.1%

John Hancock Funds II (G) - 2.1%
Short Term Government Income,
Class NAV (John Hancock1)(A)	874,384	8,682,633

UNAFFILIATED INVESTMENT COMPANIES - 86.0%

EXCHANGE TRADED FUNDS - 86.0%
iShares Barclays TIPS Bond Fund	65,058	7,594,220
iShares iBoxx Investment Grade
Corporate Bond Fund	274,532	32,353,596
SPDR Barclays Capital High Yield
Bond ETF	259,267	10,521,055
SPDR Barclays Capital Short-
Term Corporate Bond ETF	1,550,069	47,633,620
Vanguard Dividend Appreciation
ETF	117,233	7,920,261
Vanguard Energy ETF	6,862	788,101
Vanguard FTSA Emerging Markets
ETF	82,890	3,441,593
Vanguard Intermediate-Term Bond
ETF	200,805	17,281,278
Vanguard Intermediate-Term
Corporate Bond ETF	312,752	26,837,249
Vanguard Materials ETF	8,744	792,032
Vanguard REIT ETF	22,407	1,585,295
Vanguard Short-Term Bond ETF	752,850	60,664,653
Vanguard Short-Term Corporate
Bond ETF	591,613	47,299,459
Vanguard Total Bond Market ETF	1,110,023	91,465,895

Total investments (Cost $407,741,001) - 99.6%		$412,283,586

Other assets and liabilities, net - 0.4%		1,660,342

TOTAL NET ASSETS - 100.0%		$413,943,928

Percentages are based upon net assets.

8

Retirement Choices at 2010 Portfolio
As of 5-31-13 (Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES - 8.5%

EQUITY - 6.5%

John Hancock Funds II (G) - 6.5%
Strategic Equity Allocation, Class
NAV (John Hancock1) (A)	1,391,271	$16,417,003

FIXED INCOME - 2.0%

John Hancock Funds II (G) - 2.0%
Short Term Government Income,
Class NAV (John Hancock1) (A)	509,753	5,061,852

UNAFFILIATED INVESTMENT COMPANIES - 92.6%

EXCHANGE TRADED FUNDS - 92.6%
iShares Barclays TIPS Bond Fund	54,806	6,397,504
iShares iBoxx Investment Grade
Corporate Bond Fund	75,691	8,920,184
SPDR Barclays Capital High Yield
Bond ETF	125,470	5,091,572
SPDR Barclays Capital Short Term
Corporate Bond ETF	1,468,778	45,135,548
Vanguard Dividend Appreciation
ETF	65,257	4,408,763
Vanguard Energy ETF	5,460	627,081
Vanguard Intermediate-Term
Corporate Bond ETF	88,739	7,614,694
Vanguard MSCI Emerging Markets
ETF	15,280	634,426
Vanguard REIT ETF	8,910	630,383
Vanguard Short-Term Bond ETF	604,784	48,733,495
Vanguard Short-Term Corporate
Bond ETF	560,980	44,850,351
Vanguard Total Bond Market ETF	744,975	61,385,940

Total investments (Cost $254,646,569) - 101.1%		$255,908,796

Other assets and liabilities, net - (1.1%)		(2,868,424)

TOTAL NET ASSETS - 100.0%		$253,040,372

Percentages are based upon net assets.

Footnote Legend:

ETF Exchange Traded Fund

SPDR Standard & Poor’s Depository Receipts

(A) The subadvisor is an affiliate of the advisor.

(G) The Portfolio's subadvisor is shown parenthetically.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

9

Retirement Choices Portfolios
Notes to the Portfolio of Investments (Unaudited)
As of 5-31-2013

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Portfolio uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds held by the Portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other Portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Portfolio’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of May 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes. The tax cost of investments owned on May 31, 2013, for federal income tax purposes, was as follows.

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Retirement Choices at 2050 Portfolio	$179,475,753	$17,975,291	($1,122,343)	$16,852,948
Retirement Choices at 2045 Portfolio	283,156,911	30,936,948	(1,585,734)	29,351,214
Retirement Choices at 2040 Portfolio	385,772,197	41,978,192	(1,985,273)	39,992,919
Retirement Choices at 2035 Portfolio	559,210,368	58,434,350	(2,992,960)	55,441,390
Retirement Choices at 2030 Portfolio	714,231,947	67,012,221	(4,427,211)	62,585,010
Retirement Choices at 2025 Portfolio	836,613,941	64,219,822	(6,608,393)	57,611,429
Retirement Choices at 2020 Portfolio	701,761,561	36,042,769	(6,598,253)	29,444,516
Retirement Choices at 2015 Portfolio	407,742,303	8,384,036	(3,842,753)	4,541,283
Retirement Choices at 2010 Portfolio	254,681,291	3,099,400	(1,871,895)	1,227,505

For additional information on the Portfolios’ significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.

RCPQ3 05/13
7/13

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: July 25, 2013

/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date: July 25, 2013